UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-866-746-2602

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2010 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2015 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2020 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® 2025 Fund

PIMCO EM Fundamental lndexPLUS® TR Strategy Fund	PIMCO RealRetirement® 2030 Fund

PIMCO Emerging Local Bond Fund	PIMCO RealRetirement® 2035 Fund

PIMCO Emerging Markets Bond Fund	PIMCO RealRetirement® 2040 Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Emerging Markets Currency Fund(1)	PIMCO Senior Floating Rate Fund

PIMCO Extended Duration Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Floating Income Fund	PIMCO Short-Term Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Small Cap StocksPLUS® TR Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Fund

PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO StocksPLUS® Long Duration Fund

PIMCO Fundamental IndexPLUS® Fund(2)	PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS® TR Fund	PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Global Advantage Strategy Bond Fund	PIMCO Tax Managed Real Return Fund

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund II

PIMCO GNMA Fund	PIMCO Total Return Fund III

PIMCO Government Money Market Fund	PIMCO Total Return Fund IV

PIMCO High Yield Fund	PIMCO Unconstrained Bond Fund

PIMCO High Yield Municipal Bond Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO High Yield Spectrum Fund	PIMCO CommoditiesPLUSTM Short Strategy Fund

PIMCO Income Fund	PIMCO CommoditiesPLUSTM Strategy Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO CommodityRealReturn Strategy Fund®

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Global Multi-Asset Fund

PIMCO Investment Grade Corporate Bond Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Developing Local Markets Portfolio

PIMCO Long-Term Credit Fund	PIMCO Emerging Markets Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO FX Strategy Portfolio

PIMCO Low Duration Fund	PIMCO High Yield Portfolio

PIMCO Low Duration Fund II	PIMCO International Portfolio

PIMCO Low Duration Fund III	PIMCO Investment Grade Corporate Portfolio

PIMCO Moderate Duration Fund	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Money Market Fund	PIMCO Mortgage Portfolio

PIMCO Mortgage-Backed Securities Fund	PIMCO Municipal Sector Portfolio

PIMCO Municipal Bond Fund	PIMCO Real Return Portfolio

PIMCO MuniGO Fund(2)	PIMCO Senior Floating Rate Portfolio

PIMCO New York Municipal Bond Fund	PIMCO Short-Term Floating NAV Portfolio

PIMCO Real Income™ 2019 Fund	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Real Income™ 2029 Fund	PIMCO Short-Term Portfolio

PIMCO Real Return Asset Fund	PIMCO U.S. Government Sector Portfolio

(1)	Prior to August 16, 2011, the Fund’s name was PIMCO Developing Local Markets Fund.

(2)	The fund was liquidated on July 29, 2011.

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 132.1%
PIMCO CommoditiesPLUSTM Strategy Fund	38,111,561	$491,639
PIMCO CommodityRealReturn Strategy Fund®	30,291,055	264,744
PIMCO Convertible Fund	34,120,149	487,236
PIMCO Diversified Income Fund	46,668,491	540,888
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	51,799,598	576,529
PIMCO Emerging Local Bond Fund	35,116,877	386,988
PIMCO Emerging Markets Bond Fund	19,766,917	222,378
PIMCO Emerging Markets Currency Fund	98,358,537	1,088,829
PIMCO EqS Emerging Markets Fund	3,796,721	38,689
PIMCO EqS Pathfinder FundTM	15,430,915	164,339
PIMCO Floating Income Fund	120,293,403	1,082,641
PIMCO Foreign Bond Fund (Unhedged)	6,620,241	72,889
PIMCO Fundamental Advantage Total Return Strategy Fund	433,543,940	1,916,264
PIMCO Fundamental IndexPLUS® Fund	207,798	1,288
PIMCO Fundamental IndexPLUS® TR Fund	3,135,134	18,278
PIMCO Global Advantage Strategy Bond Fund	15,825,273	182,782
PIMCO High Yield Fund	102,360,348	958,093
PIMCO High Yield Spectrum Fund	17,001,807	177,839
PIMCO Income Fund	87,248,866	988,530
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	486,103	3,442
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	8,101,158	54,683
PIMCO Investment Grade Corporate Bond Fund	40,451,816	430,812
PIMCO Long Duration Total Return Fund	25,448,759	280,445
PIMCO Long-Term Credit Fund	16,036,004	189,385
PIMCO Long-Term U.S. Government Fund	29,342,716	313,087
PIMCO Low Duration Fund	19,923,499	209,197
PIMCO Real Return Asset Fund	84,003,751	978,644
PIMCO Real Return Fund	24,155,486	281,894
PIMCO RealEstateRealReturn Strategy Fund	92,944,115	462,862
PIMCO Senior Floating Rate Fund	9,002,644	89,936
PIMCO Short-Term Fund	685,676	6,788
PIMCO Small Cap StocksPLUS® TR Fund	171,926	1,365
PIMCO StocksPLUS® Fund	168,982	1,501
PIMCO StocksPLUS® Total Return Fund	318,307	2,632
PIMCO StocksPLUS® TR Short Strategy Fund	409,350,669	1,698,805
PIMCO Total Return Fund	45,826,058	503,628
PIMCO Unconstrained Bond Fund	102,018,426	1,132,404

Total Mutual Funds (Cost $16,193,030)		16,302,373

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$888	888

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $910. Repurchase proceeds are $888.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.2%
	1,775,248	17,786

Total Short-Term Instruments (Cost $18,674)		18,674

Total Investments 132.3% (Cost $16,211,704)		$16,321,047
Other Assets and Liabilities (Net) (32.3%)		(3,981,572)

Net Assets 100.0%		$12,339,475

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$ 16,302,373	$0	$0	$16,302,373
Short-Term Instruments
Repurchase Agreements	0	888	0	888
PIMCO Short-Term Floating NAV Portfolio	17,786	0	0	17,786

	$ 16,320,159	$888	$0	$16,321,047

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUSTM Strategy Fund	47,079,285	$607,323
PIMCO CommodityRealReturn Strategy Fund®	42,517,244	371,601
PIMCO Convertible Fund	55,848,264	797,513
PIMCO Diversified Income Fund	78,679,226	911,892
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	136,323,487	1,517,280
PIMCO Emerging Local Bond Fund	31,737,575	349,748
PIMCO Emerging Markets Bond Fund	6,528,516	73,446
PIMCO Emerging Markets Currency Fund	97,459,214	1,078,874
PIMCO EqS Emerging Markets Fund	7,593,441	77,377
PIMCO EqS Pathfinder FundTM	41,002,485	436,676
PIMCO Floating Income Fund	198,808,269	1,789,274
PIMCO Foreign Bond Fund (Unhedged)	14,538,075	160,064
PIMCO Fundamental Advantage Total Return Strategy Fund	773,705,946	3,419,780
PIMCO Fundamental IndexPLUS® Fund	3,136,242	19,445
PIMCO Fundamental IndexPLUS® TR Fund	16,161,898	94,224
PIMCO Global Advantage Strategy Bond Fund	44,595,819	515,082
PIMCO High Yield Fund	114,561,451	1,072,295
PIMCO High Yield Spectrum Fund	37,636,270	393,675
PIMCO Income Fund	185,653,463	2,103,454
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13,971,005	98,915
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	20,268,069	136,809
PIMCO Investment Grade Corporate Bond Fund	91,064,419	969,836
PIMCO Long Duration Total Return Fund	28,539,776	314,508
PIMCO Long-Term Credit Fund	56,570,488	668,098
PIMCO Long-Term U.S. Government Fund	47,301,683	504,709
PIMCO Low Duration Fund	5,408,520	56,790
PIMCO Real Return Asset Fund	157,966,072	1,840,305
PIMCO Real Return Fund	27,956,786	326,256
PIMCO RealEstateRealReturn Strategy Fund	91,175,803	454,056
PIMCO Senior Floating Rate Fund	20,005,875	199,859
PIMCO Short-Term Fund	1,174,485	11,627
PIMCO Small Cap StocksPLUS® TR Fund	6,226,952	49,442
PIMCO StocksPLUS® Fund	1,586,720	14,090
PIMCO StocksPLUS® Total Return Fund	7,826,920	64,729
PIMCO Total Return Fund	61,140,046	671,929
PIMCO Unconstrained Bond Fund	123,749,319	1,373,617

Total Mutual Funds (Cost $22,490,165)		23,544,598

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$1,066	1,066

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,090. Repurchase proceeds are $1,066.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	226,096	2,265

Total Short-Term Instruments (Cost $3,331)		3,331

Total Investments 100.0% (Cost $22,493,496)		$23,547,929
Other Assets and Liabilities (Net) 0.0%		9,844

Net Assets 100.0%		$23,557,773

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$ 23,544,598	$0	$0	$23,544,598
Short-Term Instruments
Repurchase Agreements	0	1,066	0	1,066
PIMCO Short-Term Floating NAV Portfolio	2,265	0	0	2,265

	$ 23,546,863	$1,066	$0	$23,547,929

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.9%
American International Group, Inc.
8.175% due 05/15/2068	$700	$767
8.250% due 08/15/2018	100	115

Total Corporate Bonds & Notes (Cost $770)		882

MUNICIPAL BONDS & NOTES 97.1%
CALIFORNIA 95.8%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	605	611
Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	297
Baldwin Park, California Unified School District General Obligation Notes, Series 2009
0.000% due 08/01/2014	500	464
Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	135
Brea, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	65	71
Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	250	283
Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,505
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	1,000
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	3,009
California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	577
California State Coast Community College District General Obligation Bonds, (AGM Insured), Series 2006
5.000% due 08/01/2022	25	27
California State Department of Water Resources Revenue Bonds, Series 2009
5.000% due 12/01/2025	20	22
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,167
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	459
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	611
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	823
California State General Obligation Bonds, Series 2008
5.500% due 08/01/2025	600	640
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,146
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,479
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	93
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,004
5.000% due 11/01/2019	500	563
California State Health Facilities Financing Authority Revenue Bonds, Series 1998
5.000% due 07/01/2028	500	483
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	575
California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	302
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,407
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
4.500% due 12/01/2016	150	170
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	669
California State M-S-R Public Power Agency Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,105
California State M-S-R Public Power Agency Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	2,000	2,249
California State Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	483
California State Palomar Pomerado Health Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	987
California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	284
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,103
California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,114
California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,793
California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2016	100	113
California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,880
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,530
California State Southwestern Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	456
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	773
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	2,150	1,795
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,501
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,044
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	130
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	590
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	500	511
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,067
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	506
Capistrano, California Unified School District Special Tax Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/01/2017	500	525
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	714
5.375% due 09/01/2017	800	812
Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
5.000% due 08/01/2019	30	34
Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2015	250	279
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,836
Diablo, California Water District Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	136
El Monte, California Union High School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2014	1,300	1,236
Encinitas, California Public Financing Authority Revenue Bonds, Series 2010
5.000% due 04/01/2015	140	156
5.000% due 04/01/2016	150	169
Encinitas, California Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,139
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	787

Fresno, California Revenue Notes, Series 2010
4.000% due 06/01/2016	40	43
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	116
0.000% due 08/01/2015	140	124
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	795	627
Lafayette, California Elementary School District General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	180
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,042
5.250% due 11/15/2019	500	515
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	247
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	231
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	219
5.000% due 06/01/2018	1,415	1,641
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	725
Los Angeles, California Department of Airports Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	269
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,105
Los Angeles, California Department of Airports Revenue Notes, Series 2010
5.000% due 05/15/2019	650	742
Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,071
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	267
Los Gatos, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2016	25	28
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	267
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,719
Monte Vista, California Water District Certificates of Participation Notes, Series 2010
3.000% due 10/01/2016	30	32
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	427
Mount San Antonio, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	853
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	902
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	272
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	165	164
Oakland, California Port Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
5.750% due 11/01/2012	495	497
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	165	168
Redondo Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2020	70	74
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	136
Sacramento County, California Sanitation District Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,135
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 12/01/2012	25	26
4.000% due 08/01/2016	230	254
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	260	286
Sacramento, California Municipal Utility District Revenue Notes, (AGM Insured), Series 2008
5.000% due 08/15/2016	100	114
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,398
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	909
San Diego, California Public Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	500	576
San Diego, California Redevelopment Agency Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,062
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,387
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,312
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2010
5.000% due 05/01/2023	25	26
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
5.000% due 11/01/2020	20	23
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,085
San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	992
San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,038
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	822
San Mateo, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,506
Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2016	185	212
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,038
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,391
Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	202
University of California Regents Medical Center Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	395
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,250
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,640	1,778
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	75	86
University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	98
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	388
West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,107

		91,028

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	200	207

TEXAS 0.1%
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97

VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	942

Total Municipal Bonds & Notes (Cost $90,100)		92,274

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011	5,200	9

Total Convertible Preferred Securities (Cost $374)		9

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$1,333	1,333

(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,360. Repurchase proceeds are $1,333.)
U.S. TREASURY BILLS 0.3%
0.048% due 09/15/2011 (a)	260	260

Total Short-Term Instruments (Cost $1,593)		1,593

Total Investments 99.7% (Cost $92,837)		$94,758
Other Assets and Liabilities (Net) 0.3%		314

Net Assets 100.0%		$95,072

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Securities with an aggregate market value of $260 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(b)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$1,800	$(15)	$(36)	$21
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	200	(2)	(6)	4
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	1,400	(17)	(15)	(2)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	1,000	(12)	(14)	2
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	7,250	(92)	(65)	(27)

					$(138)	$(136)	$(2)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CITI	1.850%	03/20/2016	1.337%	$5,000	$114	$0	$114
California State General Obligation Bonds, Series 2003	DUB	1.850%	03/20/2016	1.337%	5,000	114	0	114
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.479%	700	11	0	11

						$239	$0	$239

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	BOA	$1,600	$(127)	$(15)	$(112)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI	3,300	(261)	(56)	(205)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC	2,500	(198)	40	(238)

						$(586)	$(31)	$(555)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$882	$0	$882
Municipal Bonds & Notes
California	0	91,028	0	91,028
New Jersey	0	207	0	207
Texas	0	97	0	97
Virgin Islands	0	942	0	942
Convertible Preferred Securities
Banking & Finance	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	1,333	0	1,333
U.S. Treasury Bills	0	260	0	260
	$9	$94,749	$0	$94,758

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$266	$0	$266

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(29)	0	(29)
Interest Rate Contracts	0	(555)	0	(555)

	$0	$(584)	$0	$(584)

Totals	$9	$94,431	$0	$94,440

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
American International Group, Inc.
5.600% due 10/18/2016	$100	$104
8.175% due 05/15/2068	100	110
General Electric Capital Corp.
0.444% due 07/27/2012	150	150

Total Corporate Bonds & Notes (Cost $311)		364

MUNICIPAL BONDS & NOTES 94.1%
CALIFORNIA 91.9%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	547
Alta Loma, California School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2012	400	396
Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2012	350	361
Atascadero, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	110	115
Berkeley, California General Obligation Notes, Series 2010
4.000% due 09/01/2012	10	10
Beverly Hills, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	800	850
Brea, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	415	424
3.000% due 07/01/2013	250	259
Brentwood, California Union School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2017	110	122
Brentwood, California Union School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	151
Burlingame, California Financing Authority Revenue Notes, (SGI Insured ), Series 2004
3.875% due 12/01/2012	15	16
Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	35	40
Calaveras, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	574
3.000% due 08/01/2013	460	477
Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	301
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	775	783
4.000% due 09/01/2015	750	782
California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	114
California State Calleguas-Las Virgenes Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	426
California State Cardiff School District General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	522
California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,006
California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	401
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	332
California State Department of Water Resources Revenue Notes, (NPFGC/IBC Insured), Series 2002
5.500% due 05/01/2012	700	730
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	898
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,166
4.000% due 05/01/2014	2,600	2,822
5.000% due 05/01/2012	100	104
5.000% due 05/01/2013	305	329
California State East Side Union High School District General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	162
California State East Side Union High School District General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	648
California State East Side Union High School District General Obligation Notes, (SGI Insured), Series 2005
4.000% due 08/01/2012	200	206
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.060% due 10/01/2026	260	260
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2014	500	546
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	625	633
5.000% due 11/01/2013	525	565
California State Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	53
5.000% due 04/01/2013	175	186
California State Educational Facilities Authority Revenue Notes, Series 2010
0.910% due 10/01/2015	3,790	3,816
2.000% due 02/01/2013	165	168
3.000% due 10/01/2012	1,315	1,351
4.000% due 02/01/2014	250	267
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	213
4.000% due 09/01/2014	220	237
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	90
California State General Obligation Bonds, Series 2004
0.030% due 05/01/2034	1,840	1,840
5.000% due 07/01/2016	2,000	2,006
California State General Obligation Notes, (AGM-CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,637
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,231
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	505
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	533
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	699
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	287
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.030% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,295
California State Health Facilities Financing Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 11/01/2011	150	152
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,099
California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 08/15/2011	1,000	1,004
5.000% due 03/01/2014	250	268
5.000% due 08/15/2014	350	384
California State Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	781
4.000% due 11/15/2011	1,000	1,013
5.000% due 11/15/2012	1,000	1,055
California State Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,152
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.050% due 12/01/2031	970	970
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	3,250	3,290
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,365
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
3.000% due 10/01/2011	400	402
5.000% due 02/01/2014	750	806
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	622
3.000% due 05/15/2013	415	431
California State Los Rios Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	108

California State M-S-R Public Power Agency Revenue Bonds, (NPFGC Insured), Series 1997
4.100% due 07/01/2016	20	21
California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	510
California State Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	352
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,562
California State Northern Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	462
California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,942
California State Ohlone Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	166
4.000% due 08/01/2016	200	222
4.000% due 08/01/2020	60	64
California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	164
California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
3.000% due 10/01/2011	200	201
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.030% due 11/01/2026	2,100	2,100
California State Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,539
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	157
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	298
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	428
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	800
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,827
4.000% due 03/01/2014	3,630	3,820
California State Rim World Unified School District General Obligation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	275	282
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	89
California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	2,565	2,668
California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,421
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	279
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,133
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,136
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	263
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.030% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2004
5.000% due 08/15/2012	425	444
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	818
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,270
5.500% due 08/01/2014	2,610	2,874
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	162
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	750	767
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2011	325	325
5.000% due 07/01/2012	640	664
5.000% due 07/01/2013	850	909
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	372
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	740
5.000% due 04/01/2013	4,510	4,849
5.000% due 06/15/2013	4,040	4,346
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	250	255
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,045
Campbell, California Union High School District General Obligation Notes, Series 2010
3.000% due 08/01/2012	225	231
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,177
Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	426
Carlsbad, California Unified School District General Obligation Notes, Series 2011
0.000% due 08/01/2012	400	397
0.000% due 08/01/2013	500	486
Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	633
4.000% due 08/01/2015	130	143
Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	750
4.000% due 07/01/2012	750	772
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
2.000% due 09/01/2011	90	90
3.000% due 09/01/2012	125	128
3.000% due 09/01/2013	200	206
Citrus Heights, California Water District Certificates of Participation Notes, Series 2010
2.000% due 10/01/2011	90	90
2.000% due 10/01/2012	220	223
4.000% due 10/01/2017	250	260
4.000% due 10/01/2019	100	102
Cucamonga County, California Water District Certificates of Participation Notes, (AGM Insured), Series 2009
2.500% due 09/01/2011	450	451
Cucamonga County, California Water District Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	269
Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,019
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	946
El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	429
El Monte, California School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,541
El Monte, California Union High School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	500	489
0.000% due 06/01/2014	1,345	1,279
Encinitas, California Public Financing Authority Revenue Bonds, Series 2010
3.000% due 04/01/2012	250	254
3.000% due 04/01/2013	535	553
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	822
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	360
Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	633
4.000% due 08/01/2013	700	742
Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	334
Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	45	47
4.000% due 08/01/2015	150	165

Golden Empire, California Schools Financing Authority Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,053
Golden State, California Tobacco Securitizatino Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 06/01/2033	15	16
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,284
5.000% due 06/01/2043	100	108
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	110
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,896
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	874
5.500% due 06/01/2043	2,655	2,901
6.250% due 06/01/2033	4,785	5,204
6.625% due 06/01/2040	2,020	2,250
7.875% due 06/01/2042	105	119
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	1,800	1,823
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	185	185
0.000% due 08/01/2012	100	99
0.000% due 08/01/2013	115	111
Huntington Beach, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 09/01/2012	250	257
4.000% due 09/01/2013	225	238
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	275
4.000% due 07/01/2012	1,000	1,035
5.000% due 07/01/2013	750	809
Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.030% due 10/01/2041	3,200	3,200
Irvine, California Ranch Water District Revenue Bonds, Series 1991
0.060% due 08/01/2016	3,750	3,750
Irvine, California Special Assessment Bonds, Series 1994
0.040% due 09/02/2020	438	438
Irvine, California Special Assessment Bonds, Series 2000
0.030% due 09/02/2025	1,300	1,300
Jefferson, California Union High School District General Obligation Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	200	205
La Habra, California Utility Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	175	181
Laguna Beach, California General Obligation Bonds, Series 2001
5.000% due 08/15/2011	125	126
Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	648
3.000% due 10/01/2012	300	308
Lancaster, California Redevelopment Agency Revenue Notes, Series 2010
3.000% due 12/01/2011	120	120
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	200
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	92
4.000% due 06/01/2013	110	114
Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,116
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,003
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	162
Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	250
3.000% due 08/01/2012	500	514
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	239
Los Angeles, California Department of Airports Revenue Notes, Series 2009
5.000% due 05/15/2013	250	268
Los Angeles, California Department of Airports Revenue Notes, Series 2010
3.000% due 05/15/2013	690	718
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.030% due 07/01/2034	400	400
Los Angeles, California Department of Water & Power Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	543
Los Angeles, California General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	736
Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,050
Los Angeles, California Municipal Improvement Corp. Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,067
Los Angeles, California Municipal Improvement Corp. Revenue Notes, Series 2010
3.000% due 11/01/2012	545	558
Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	750
Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
3.000% due 12/01/2011	750	755
3.000% due 12/01/2012	2,205	2,251
Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	230
Los Angeles, California Unified School District General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	311
Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	265
Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,093
Menlo Park, California City School District General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	146
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
3.000% due 03/15/2012	400	407
Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	569
Monrovia, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2012	250	256
Montebello, California Unified School District General Obligation Notes, (AGM Insured), Series 2008
3.000% due 08/01/2011	145	145
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,531
Monterey Peninsula, California Community College District General Obligation Notes, (NPFGC Insured), Series 2006
0.000% due 08/01/2012	250	247
Mount Diablo, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	88
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,746
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,596
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	145	147
3.000% due 09/02/2014	155	158
Norco, California Redevelopment Agency Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	124
Norwalk, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	720	736
Norwalk-La Mirada, California Unified School District General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	932
Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	54
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	520
Orange County, California Ocean View School District Certificates of Participation Notes, (AGM Insured), Series 2010
3.000% due 03/01/2012	430	437
3.500% due 03/01/2013	300	312
Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	100
5.000% due 07/01/2014	250	276

Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	775
Orange County, California Sanitation District Certificate of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	95
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	108
Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	130
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	580
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	102
Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	676
Placer County, California Unified School District Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2011	200	200
3.000% due 08/01/2012	245	251
3.000% due 08/01/2013	350	359
Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	167
Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	135
Redondo Beach, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2015	130	138
4.000% due 08/01/2017	25	27
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	101
Riverside, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	552
Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	519
5.000% due 10/01/2013	2,000	2,161
Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,097
Roseville, California Finance Authority Revenue Notes, Series 2010
2.000% due 02/01/2012	205	207
2.000% due 02/01/2013	330	335
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	102
Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	562
5.000% due 07/01/2013	500	534
Sacramento County, California Revenue Notes, Series 2010
2.000% due 07/01/2013	300	303
3.000% due 07/01/2016	995	1,019
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	194
3.000% due 08/01/2013	300	313
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,099
Sacramento, California Financing Authority Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	161
Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,502
Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	650
5.000% due 07/01/2012	500	521
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,058
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2011	200	201
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,914
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	200	203
3.000% due 07/01/2013	150	155
3.000% due 07/01/2014	400	415
3.000% due 07/01/2015	600	620
4.000% due 07/01/2014	700	737
San Diego County, California Water Authority Certificates of Participation Notes, (AGM Insured), Series 2008
5.000% due 05/01/2014	50	55
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	730
San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	322
San Francisco, California City & County Airports Commission Revenue Notes, (AGM Insured), Series 2009
3.500% due 05/01/2012	1,000	1,026
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	310
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.050% due 04/01/2030	765	765
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,024
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,387
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	495
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	740	758
San Francisco, California State Building Authority Revenue Notes, Series 2005
5.000% due 12/01/2012	500	525
San Francisco, California Unified School District General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,380
San Jose, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,242
San Jose, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2002
4.000% due 08/01/2011	300	300
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	274
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	350
5.000% due 07/15/2014	150	164
San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,051
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	198
Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	902
Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	413
Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.070% due 04/01/2036	705	705
Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	170
Santa Margarita-Dana, California Point Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	254
Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
5.000% due 08/01/2012	1,075	1,127
Santa Monica, California Community College District General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	218
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	2,022
South Coast, California Water District Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	230	234
3.000% due 02/01/2013	100	104
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	132
South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/15/2011	205	206

South San Francisco, California School District Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	276
Southern California State Metropolitan Water District Revenue Bonds, Series 2004
0.040% due 07/01/2023	8,000	8,000
Southern California State Metropolitan Water District Revenue Bonds, Series 2011
0.240% due 07/01/2036	1,500	1,501
Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,047
Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,750
6.750% due 07/01/2013	2,700	3,007
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.030% due 07/01/2020	2,000	2,000
Southern California State Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	508
4.000% due 07/01/2014	750	814
4.000% due 07/01/2015	1,165	1,279
5.000% due 07/01/2014	700	780
St. Helena, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	542
Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	1,992
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	176
3.000% due 09/01/2012	175	179
Torrance, California Unified School District General Obligation Notes, Series 2009
1.800% due 08/01/2011	30	30
4.000% due 08/01/2011	500	501
Trinity County, California Public Utilities District Revenue Notes, (AGM Insured), Series 2010
3.000% due 04/01/2012	45	46
3.000% due 04/01/2013	40	41
Tustin, California Special Assessment Bonds, Series 1996
0.230% due 09/02/2013	853	853
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.785% due 05/15/2030	1,000	716
University of California Regents Medical Center Revenue Bonds, Series 2007
0.030% due 05/15/2032	1,755	1,755
University of California Regents Medical Center Revenue Notes, Series 2008
4.000% due 05/15/2013	100	106
University of California Regents Medical Center Revenue Notes, Series 2009
4.000% due 05/15/2012	900	926
5.000% due 05/15/2013	265	285
University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,138
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	51
University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2012	350	364
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	300
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	512
3.000% due 05/15/2014	500	523
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	103
Val Verde, California Unified School District General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/01/2012	990	1,026
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	50
Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	222
Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,003
Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	125
West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2012	695	703
5.000% due 02/01/2013	1,145	1,217
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	445
Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	555

		258,856

PENNSYLVANIA 0.3%
Montgomery County, Pennsylvania Industrial Development Authority Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	958

PUERTO RICO 1.7%
Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,500
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	518
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,072
5.000% due 07/01/2013	550	583

		4,673

TEXAS 0.1%
Pflugerville, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	130	142

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	417

Total Municipal Bonds & Notes (Cost $262,418)		265,046

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011	1,200	2

Total Convertible Preferred Securities (Cost $73)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$13,229	13,229

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $13,495. Repurchase proceeds are $13,229.)
SHORT-TERM NOTES 1.6%
Brea, California Public Financing Authority Revenue Notes, Series 2010
2.000% due 07/01/2011	865	865
Fannie Mae
0.070% due 10/03/2011	189	189
Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
2.000% due 08/01/2011	150	150
La Habra, California Utility Authority Revenue Notes, Series 2010
2.000% due 11/01/2011	145	146
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2011	275	275
South Coast, California Local Education Agencies Revenue Notes, Series 2010
2.000% due 08/09/2011	2,500	2,504
Tustin, California Community Redevelopment Agency Tax Allocation Notes, Series 2010
2.000% due 09/01/2011	200	200

		4,329

U.S. TREASURY BILLS 1.0%
0.090% due 07/14/2011 - 09/22/2011 (a)(b)	2,943	2,943

Total Short-Term Instruments (Cost $20,500)		20,501

Total Investments 101.5% (Cost $283,302)		$285,913
Other Assets and Liabilities (Net) (1.5%)		(4,270)

Net Assets 100.0%		$281,643

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $2,185 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$5,400	$(44)	$(108)	$64
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	4,400	(36)	(127)	91
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	5,500	(46)	(125)	79
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	6,500	(53)	(167)	114
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	3,700	(47)	(41)	(6)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	3,000	(37)	(42)	5
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	4,000	(51)	(36)	(15)

					$(314)	$(646)	$332

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.479%	$5,000	$76	$0	$76

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/20/2017	CITI	$50,500	$ (1,690)	$(313)	$(1,377)

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$364	$0	$364
Municipal Bonds & Notes
California	0	258,856	0	258,856
Pennsylvania	0	958	0	958
Puerto Rico	0	4,673	0	4,673
Texas	0	142	0	142
Virgin Islands	0	417	0	417
Convertible Preferred Securities
Banking & Finance	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	13,229	0	13,229
Short-Term Notes	0	4,329	0	4,329
U.S. Treasury Bills	0	2,943	0	2,943
	$2	$285,911	$0	$285,913

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$429	$0	$429

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(21)	0	(21)
Interest Rate Contracts	0	(1,377)	0	(1,377)
	$0	$(1,398)	$0	$(1,398)

Totals	$2	$284,942	$0	$284,944

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
AGFS Funding Co.
5.500% due 05/10/2017		$6,200	$6,091
CIT Group, Inc.
6.250% due 08/11/2015		870	877

Total Bank Loan Obligations (Cost $7,058)			6,968

CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 6.1%
AGFC Capital Trust I
6.000% due 01/15/2067		4,800	3,264
American International Group, Inc.
0.386% due 10/18/2011		650	647
3.750% due 11/30/2013 (f)		7,200	7,369
CIT Group, Inc.
5.250% due 04/01/2014		1,900	1,900
7.000% due 05/01/2014		18	18
7.000% due 05/01/2015		10,132	10,170
7.000% due 05/01/2016		3,053	3,045
7.000% due 05/01/2017		74	74
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	400	582
International Lease Finance Corp.
5.300% due 05/01/2012		$8,000	8,160
5.350% due 03/01/2012		5,000	5,088
5.625% due 09/20/2013		10,000	10,188
5.875% due 05/01/2013		1,000	1,029
6.375% due 03/25/2013		9,140	9,460
6.750% due 09/01/2016		3,500	3,745
7.125% due 09/01/2018		4,300	4,622
Provident Funding Associates LP
10.250% due 04/15/2017		3,000	3,300
Springleaf Finance Corp.
5.900% due 09/15/2012		6,300	6,331
XL Group PLC
6.500% due 12/29/2049 (e)		9,900	9,182

			88,174

INDUSTRIALS 0.8%
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,200	3,266
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		$3,427	3,534
Continental Airlines Pass-Through Trust
9.798% due 04/01/2021		39	40
McClatchy Co.
11.500% due 02/15/2017		5,000	5,338

			12,178

UTILITIES 0.4%
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		475	497
Tokyo Electric Power Co., Inc.
0.643% due 04/28/2015	JPY	100,000	1,009
2.750% due 02/14/2012	CHF	1,000	1,117
4.500% due 03/24/2014	EUR	2,100	2,566

			5,189

Total Corporate Bonds & Notes (Cost $101,675)			105,541

CONVERTIBLE BONDS & NOTES 71.2%
BANKING & FINANCE 7.3%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		$8,605	9,595
Boston Properties LP
3.625% due 02/15/2014		1,260	1,407
3.750% due 05/15/2036		15,600	18,447
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,971
2.800% due 08/31/2012		2,000	2,018
Digital Realty Trust LP
5.500% due 04/15/2029		10,000	15,169
ERP Operating LP
3.850% due 08/15/2026		5,000	5,117
First Industrial LP
4.625% due 09/15/2011		2,000	2,012
NASDAQ OMX Group, Inc.
2.500% due 08/15/2013		1,500	1,513
PMI Group, Inc.
4.500% due 04/15/2020		2,500	1,297
ProLogis
2.250% due 04/01/2037		8,500	8,511
Radian Group, Inc.
3.000% due 11/15/2017		18,500	13,343
SL Green Operating Partnership LP
3.000% due 10/15/2017		9,300	10,846
U.S. Bancorp
0.000% due 09/20/2036		235	233
Vornado Realty LP
3.875% due 04/15/2025		13,000	14,739

			106,218

INDUSTRIALS 62.8%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		5,795	5,904
Alcoa, Inc.
5.250% due 03/15/2014		3,700	9,403
Alliance Data Systems Corp.
4.750% due 05/15/2014		4,185	8,694
Alliance One International, Inc.
5.500% due 07/15/2014		445	428
Alpha Appalachia Holdings, Inc.
3.250% due 08/01/2015		1,120	1,194
Alpha Natural Resources, Inc.
2.375% due 04/15/2015		1,230	1,445
Amgen, Inc.
0.000% due 03/01/2032		9,167	7,334
0.375% due 02/01/2013		14,040	14,163
AMR Corp.
6.250% due 10/15/2014		5,000	4,875
Anixter International, Inc.
1.000% due 02/15/2013		3,150	3,752
Archer-Daniels-Midland Co.
0.875% due 02/15/2014		5,500	5,830
Bill Barrett Corp.
5.000% due 03/15/2028		310	320
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		1,300	1,880
BorgWarner, Inc.
3.500% due 04/15/2012 (e)		2,500	6,188
Cemex S.A.B. de C.V.
3.250% due 03/15/2016		5,000	4,956
Central European Distribution Corp.
3.000% due 03/15/2013		4,828	3,983
Cephalon, Inc.
2.500% due 05/01/2014		8,000	9,840
Chesapeake Energy Corp.
2.500% due 05/15/2037		30,620	32,381
Ciena Corp.
0.250% due 05/01/2013 (e)		1,500	1,468
4.000% due 03/15/2015		7,000	8,374
Concur Technologies, Inc.
2.500% due 04/15/2015		11,000	12,705
CSG Systems International, Inc.
3.000% due 03/01/2017		2,000	2,035
Eastman Kodak Co.
7.000% due 04/01/2017 (e)		10,000	8,775
EMC Corp.
1.750% due 12/01/2013		32,240	56,662
Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015		3,750	5,480
Equinix, Inc.
3.000% due 10/15/2014		3,000	3,364
4.750% due 06/15/2016		4,000	5,670
Ford Motor Co.
4.250% due 12/15/2036 (e)		10,500	17,456
General Cable Corp.
0.875% due 11/15/2013		2,000	2,170
4.500% due 11/15/2029		3,515	4,855
Gilead Sciences, Inc.
0.625% due 05/01/2013		4,700	5,599
1.000% due 05/01/2014		17,500	19,556
1.625% due 05/01/2016		12,800	14,896
Goodrich Petroleum Corp.
3.250% due 12/01/2026		7,615	7,691
Hologic, Inc.
2.000% due 12/15/2037		21,052	20,526
Host Hotels & Resorts LP
2.625% due 04/15/2027		18,815	18,909
Human Genome Sciences, Inc.
2.250% due 08/15/2012		2,500	3,650
Incyte Corp. Ltd.
4.750% due 10/01/2015		2,700	6,227
Intel Corp.
2.950% due 12/15/2035		400	416
International Game Technology
3.250% due 05/01/2014		12,500	14,969
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023		16,750	19,242
JDS Uniphase Corp.
1.000% due 05/15/2026		7,600	7,800
Kinross Gold Corp.
1.750% due 03/15/2028		5,000	5,000
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027		4,000	4,010
Lam Research Corp.
1.250% due 05/15/2018		5,000	4,988
Leap Wireless International, Inc.
4.500% due 07/15/2014		1,920	1,826
Lennar Corp.
2.000% due 12/01/2020		5,000	5,044
Life Technologies Corp.
1.500% due 02/15/2024 (f)		6,000	6,885
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		13,559	14,576
Linear Technology Corp.
3.000% due 05/01/2027		15,600	16,594
Medtronic, Inc.
1.625% due 04/15/2013		12,500	12,844
Mentor Graphics Corp.
4.000% due 04/01/2031		2,000	2,005
Meritor, Inc.
4.625% due 03/01/2026		4,000	4,385

MGM Resorts International
4.250% due 04/15/2015	8,900	9,656
Microchip Technology, Inc.
2.125% due 12/15/2037	12,200	16,668
Micron Technology, Inc.
1.875% due 06/01/2014	10,000	9,800
Microsoft Corp.
0.000% due 06/15/2013	40,000	41,100
Molycorp, Inc.
3.250% due 06/15/2016	4,000	4,675
Mylan, Inc.
1.250% due 03/15/2012 (f)	11,050	12,348
Navistar International Corp.
3.000% due 10/15/2014	5,000	6,569
NetApp, Inc.
1.750% due 06/01/2013	8,000	13,670
Newmont Mining Corp.
1.625% due 07/15/2017	30,000	40,500
3.000% due 02/15/2012	15,875	19,526
Novellus Systems, Inc.
2.625% due 05/15/2041	4,000	4,260
Omnicare, Inc.
3.250% due 12/15/2035	3,040	2,922
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	9,100	9,009
Peabody Energy Corp.
4.750% due 12/15/2066	10,090	12,385
Pioneer Natural Resources Co.
2.875% due 01/15/2038	5,025	7,801
RadioShack Corp.
2.500% due 08/01/2013	8,000	8,030
Rovi Corp.
2.625% due 02/15/2040	4,950	6,732
Salesforce.com, Inc.
0.750% due 01/15/2015	3,800	6,902
SanDisk Corp.
1.000% due 05/15/2013	8,405	8,163
1.500% due 08/15/2017	11,100	11,794
SBA Communications Corp.
4.000% due 10/01/2014	2,400	3,378
SESI LLC
1.500% due 12/15/2026	2,200	2,244
SM Energy Co.
3.500% due 04/01/2027	7,070	10,004
Steel Dynamics, Inc.
5.125% due 06/15/2014	2,500	2,994
Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,955	6,089
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	2,352
Symantec Corp.
1.000% due 06/15/2013 (f)	15,800	19,276
Textron, Inc.
4.500% due 05/01/2013	3,510	6,577
Transocean, Inc.
1.500% due 12/15/2037	87,650	86,858
Trinity Industries, Inc.
3.875% due 06/01/2036	1,810	1,898
TRW Automotive, Inc.
3.500% due 12/01/2015 (e)	3,000	6,352
United Rentals, Inc.
4.000% due 11/15/2015 (e)	9,000	21,600
United States Steel Corp.
4.000% due 05/15/2014	5,000	7,969
Ventas, Inc.
3.875% due 11/15/2011	195	243
VeriSign, Inc.
3.250% due 08/15/2037	2,000	2,318
Xilinx, Inc.
2.625% due 06/15/2017	6,400	8,560

		910,444

UTILITIES 1.1%
CenterPoint Energy, Inc.
0.246% due 09/15/2029	275	10,106
Time Warner Telecom, Inc.
2.375% due 04/01/2026	4,265	5,252

		15,358

Total Convertible Bonds & Notes (Cost $933,322)		1,032,020

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014 (a)	320	96

Total Municipal Bonds & Notes (Cost $320)		96

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.236% due 12/25/2033	143	115
SLM Student Loan Trust
3.437% due 05/16/2044	1,861	1,961

Total Asset-Backed Securities (Cost $2,086)		2,076

	SHARES
COMMON STOCKS 5.8%
CONSUMER DISCRETIONARY 0.1%
General Motors Co. (b)	38,520	1,170

ENERGY 0.0%
Lone Pine Resources, Inc. (b)	10,938	116

FINANCIALS 2.5%
American International Group, Inc. (b)	47,778	1,401
Bank of America Corp.	1,489,898	16,329
CIT Group, Inc. (b)	410,060	18,149

		35,879

INFORMATION TECHNOLOGY 2.8%
Advanced Micro Devices, Inc. (b)	1,634,000	11,422
Intel Corp.	1,310,000	29,029

		40,451

TELECOMMUNICATION SERVICES 0.4%
Liberty Global, Inc. (b)	131,881	5,863

Total Common Stocks (Cost $84,728)		83,479

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.1%
General Motors Co.
Exp. 07/10/2016	70,036	1,307

Total Warrants (Cost $1,340)		1,307

CONVERTIBLE PREFERRED SECURITIES 15.8%
BANKING & FINANCE 9.7%
2009 Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012	100,000	1,267
2010 Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	740,910	10,192
American International Group, Inc.
8.500% due 08/01/2011	574,828	1,000
Bank of America Corp.
7.250% due 12/31/2049	17,312	17,333
Citigroup, Inc.
7.500% due 12/15/2012	563,000	67,644
Health Care REIT, Inc.
6.500% due 12/31/2049	142,000	7,526
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049	9,000	6
MetLife, Inc.
5.000% due 09/11/2013	290,000	23,905
Wells Fargo & Co.
7.500% due 12/31/2049	11,658	12,358

		141,231

INDUSTRIALS 4.2%
AngloGold Ashanti PLC
6.000% due 09/15/2013	246,100	12,278
Apache Corp.
6.000% due 08/01/2013	188,200	12,406
General Motors Co.
4.750% due 12/01/2013	450,000	21,933
Motors Liquidation Co.
5.250% due 03/06/2032	400,000	260
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	115,000	13,992

		60,869

UTILITIES 1.9%
AES Trust III
6.750% due 10/15/2029	53,870	2,654
NextEra Energy, Inc.
7.000% due 09/01/2013	200,000	10,305
PPL Corp.
8.750% due 05/01/2014	100,000	5,491
9.500% due 07/01/2013	160,000	8,944

		27,394

Total Convertible Preferred Securities (Cost $227,638)		229,494

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.15% due 12/15/2012	100,000	977

Total Preferred Securities (Cost $1,025)		977

REAL ESTATE INVESTMENT TRUSTS 0.2%
Simon Property Group, Inc.	21,526	2,502

Total Real Estate Investment Trusts (Cost $2,026)		2,502

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS 0.7%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 2.375% due 06/30/2018 valued at $2,554. Repurchase proceeds are $2,500.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	3,000	3,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $3,034. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	4,589	4,589
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 08/11/2011 valued at $4,685. Repurchase proceeds are $4,589.)

		10,089

U.S. TREASURY BILLS 1.3%
0.077% due 07/28/2011 - 10/06/2011 (c)(d)(g)	18,829	18,828

Total Short-Term Instruments (Cost $28,917)		28,917

PURCHASED OPTIONS (i) 0.1%
(Cost $4,430)		1,941

Total Investments 103.2% (Cost $1,394,565)		$1,495,318
Written Options (j) (0.0%) (Premiums $896)		(783)
Other Assets and Liabilities (Net) (3.2%)		(46,294)

Net Assets 100.0%		$1,448,241

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Securities with an aggregate market value of $2,811 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $34,719 and cash of $31,741 have been pledged as collateral for securities sold short as of June 30, 2011.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $34,271 at a weighted average interest rate of -2.402%. On June 30, 2011, securities valued at $40,361 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $14,788 and cash of $10 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2012	1,050	$921
90-Day Euribor September Futures	Long	09/2012	1,143	1,948
E-mini NASDAQ 100 Index September Futures	Long	09/2011	749	1,518
E-mini S&P 500 Index September Futures	Long	09/2011	2,582	4,933

				$9,320

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	BOA	(5.000%	)	12/20/2018	3.150%	$5,000	$(573)	$(465)	$(108)
Eastman Kodak Co.	DUB	(5.000%	)	06/20/2013	10.740%	10,000	968	537	431
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.403%	12,000	(74)	269	(343)
International Game Technology	DUB	(1.000%	)	06/20/2014	0.849%	9,200	(43)	212	(255)
International Lease Finance Corp.	BOA	(5.000%	)	06/20/2017	4.128%	7,000	(300)	(491)	191
International Lease Finance Corp.	GSC	(5.000%	)	09/20/2016	4.046%	10,000	(427)	(389)	(38)
Interpublic Group of Cos., Inc.	MSC	(1.000%	)	03/20/2012	0.302%	7,500	(40)	76	(116)
Interpublic Group of Cos., Inc.	UBS	(1.000%	)	03/20/2012	0.302%	5,000	(27)	46	(73)
Lennar Corp.	BCLY	(5.000%	)	12/20/2013	2.300%	4,600	(306)	(105)	(201)
MGIC Investment Corp.	GSC	(5.000%	)	12/20/2017	6.835%	5,000	414	(162)	576
MGM Resorts International	GSC	(5.000%	)	06/20/2015	5.915%	7,000	208	787	(579)
ProLogis	DUB	(1.000%	)	06/20/2012	0.391%	8,500	(53)	338	(391)
Radian Group, Inc.	CITI	(5.000%	)	12/20/2017	9.360%	17,000	3,027	(615)	3,642
Radian Group, Inc.	DUB	(5.000%	)	12/20/2017	9.360%	3,700	659	213	446
Radian Group, Inc.	JPM	(5.000%	)	12/20/2017	9.360%	10,000	1,780	(63)	1,843
Weingarten Realty Investors	MSC	(1.000%	)	09/20/2011	0.226%	5,000	(10)	(47)	37

							$5,203	$141	$5,062

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMS Energy Corp.	BOA	1.000%	12/20/2015	1.261%		$10,000	$(108)	$(553)	$445
HCA, Inc.	CITI	2.000%	09/20/2012	1.275%		600	6	0	6
HCA, Inc.	CITI	2.400%	06/20/2014	2.168%		400	3	0	3
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		7,000	(223)	(298)	75
Starwood Hotels & Resorts Worldwide, Inc.	DUB	1.000%	12/20/2014	1.070%		13,000	(27)	172	(199)
Tokyo Electric Power Co., Inc.	CITI	1.000%	03/20/2012	20.152%	JPY	154,300	(236)	(180)	(56)
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2012	18.803%		166,700	(307)	(296)	(11)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%		51,200	(117)	(98)	(19)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		80,000	(147)	(98)	(49)
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		$200	3	3	0

							$(1,153)	$(1,348)	$195

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016	$148,000	$(2,624)	$(2,220)	$(404)
CDX.HY-16 5-Year Index	DUB	(5.000%	)	06/20/2016	12,500	(222)	(367)	145
CDX.HY-16 5-Year Index	MSC	(5.000%	)	06/20/2016	25,000	(443)	(375)	(68)

						$(3,289)	$(2,962)	$(327)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	BCLY	5.000%		12/20/2015	$58,000	$1,950	$1,305	$645
CDX.IG-16 5-Year Index	BNP	1.000%		06/20/2016	190,000	768	415	353
CDX.IG-16 5-Year Index	DUB	1.000%		06/20/2016	600,000	2,423	1,766	657
CDX.IG-16 5-Year Index	MSC	1.000%		06/20/2016	225,000	908	518	390

						$6,049	$4,004	$2,045

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(200)	$(29)	$(171)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(19)	(6)	(13)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(49)	(8)	(41)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	33	3	30
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	40	2	38
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	34	4	30
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		20,000	206	19	187
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	RBS		$40,000	(977)	764	(1,741)

							$(932)	$749	$(1,681)

(i)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index July Futures	$1,275.000	07/16/2011	1,650	$2,353	$611
Put - CME S&P 500 Index September Futures	500.000	09/15/2011	180	5	2

				$2,358	$613

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	08/03/2011	$50,000	$161	$97

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	0.950%	12/21/2011	$41,900	$729	$638

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE XL Group PLC	$12.500	01/19/2013	5,560	$900	$486
Put - OTC Glencore International PLC	4.000	06/15/2012	310	140	53
Put - OTC Glencore International PLC	4.400	06/15/2012	217	142	54

				$1,182	$593

(j)	Written options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	08/03/2011	$50,000	$152	$(12)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	12/21/2011	$209,500	$744	$(665)

(k)	Short sales outstanding on June 30, 2011:

Description	Shares	Proceeds	Market Value
BorgWarner, Inc.	72	$4,328	$(5,857)
Ciena Corp.	140	2,012	(2,573)
Eastman Kodak Co.	1,215	4,445	(4,349)
Ford Motor Co.	300	4,140	(4,137)
MGM Resorts International	296	4,839	(3,910)
TRW Automotive Holdings Corp.	86	3,944	(5,094)
United Rentals, Inc.	677	8,107	(17,196)

		$31,815	$(43,116)

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	500	07/2011	DUB	$14	$0	$14
Buy	BRL	425	08/2011	BCLY	5	0	5
Sell		425	08/2011	UBS	0	(7)	(7)
Sell		425	09/2011	BCLY	0	(5)	(5)
Buy	CAD	933	09/2011	BNP	17	0	17
Buy		88	09/2011	DUB	2	0	2
Buy		36	09/2011	RBC	1	0	1
Sell	CHF	965	08/2011	CITI	0	(27)	(27)
Buy	CNY	110,541	11/2011	HSBC	163	0	163
Buy		6,000	02/2012	DUB	9	0	9
Buy		18,184	02/2012	JPM	41	0	41
Buy		32,587	04/2014	JPM	0	(47)	(47)
Buy	EUR	6,703	07/2011	BNP	202	0	202
Buy		1,143	07/2011	CITI	42	0	42
Buy		3,350	07/2011	CSFB	68	0	68
Sell		12,078	07/2011	CSFB	0	(89)	(89)
Sell		12,880	07/2011	JPM	84	(67)	17
Sell		737	07/2011	RBC	6	0	6
Buy		2,500	07/2011	RBS	47	0	47
Sell		9,554	07/2011	RBS	0	(126)	(126)
Buy		760	09/2011	RBS	8	0	8
Sell	GBP	3,108	09/2011	UBS	119	0	119
Sell	HUF	580,680	07/2011	DUB	0	(497)	(497)
Buy	INR	92,200	08/2011	DUB	85	0	85
Buy		114,400	08/2011	HSBC	92	0	92
Buy		566,300	08/2011	RBS	446	0	446
Sell	JPY	347,014	07/2011	JPM	0	(168)	(168)
Buy	KRW	11,351,950	08/2011	CITI	188	0	188
Buy		12,000,000	08/2011	JPM	318	0	318
Sell	MXN	243,734	07/2011	CITI	114	0	114
Buy		243,734	07/2011	HSBC	927	0	927
Buy		243,734	11/2011	CITI	0	(95)	(95)
Buy	MYR	1,300	08/2011	BCLY	10	0	10
Buy		2,710	08/2011	CITI	20	0	20
Buy		715	08/2011	HSBC	5	0	5
Buy		400	08/2011	JPM	3	0	3
Buy	PHP	110,050	03/2012	CITI	0	(12)	(12)
Buy	SGD	2,600	09/2011	BCLY	83	0	83
Buy		6,000	09/2011	CITI	193	0	193
Buy		2,900	09/2011	DUB	87	0	87
Buy		7,464	09/2011	JPM	230	0	230
Buy		6,100	09/2011	RBS	198	0	198

					$3,827	$(1,140)	$2,687

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$6,968	$0	$6,968
Corporate Bonds & Notes
Banking & Finance	0	88,174	0	88,174
Industrials	0	12,138	40	12,178
Utilities	1,009	4,180	0	5,189
Convertible Bonds & Notes
Banking & Finance	0	102,229	3,989	106,218
Industrials	0	910,444	0	910,444
Utilities	0	15,358	0	15,358
Municipal Bonds & Notes
Illinois	0	96	0	96
Asset-Backed Securities	0	2,076	0	2,076
Common Stocks
Consumer Discretionary	1,170	0	0	1,170
Energy	116	0	0	116
Financials	35,879	0	0	35,879
Information Technology	40,451	0	0	40,451
Telecommunication Services	5,863	0	0	5,863
Warrants
Consumer Discretionary	1,307	0	0	1,307
Convertible Preferred Securities
Banking & Finance	129,772	11,459	0	141,231
Industrials	60,609	260	0	60,869
Utilities	27,394	0	0	27,394
Preferred Securities
Banking & Finance	0	977	0	977
Real Estate Investment Trusts	2,502	0	0	2,502
Short-Term Instruments
Repurchase Agreements	0	10,089	0	10,089
U.S. Treasury Bills	0	18,828	0	18,828
Purchased Options
Credit Contracts	0	638	0	638
Equity Contracts	1,098	2	0	1,100
Interest Rate Contracts	0	97	0	97
	$307,170	$1,184,013	$4,029	$1,495,212

Short Sales, at value	$(43,116)	$0	$0	$(43,116)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	9,885	0	9,885
Equity Contracts	6,451	0	0	6,451
Foreign Exchange Contracts	0	3,827	0	3,827
Interest Rate Contracts	2,869	285	0	3,154
	$9,320	$13,997	$0	$23,317

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,575)	0	(3,575)
Foreign Exchange Contracts	0	(1,140)	0	(1,140)
Interest Rate Contracts	0	(1,978)	0	(1,978)

	$0	$(6,693)	$0	$(6,693)

Totals	$273,374	$1,191,317	$4,029	$1,468,720

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Industrials	$41	$0	$(1)	$0	$0	$0	$0	$0	$40	$(1)
Convertible Bonds & Notes
Banking & Finance	3,960	0	0	0	0	29	0	0	3,989	29

	$4,001	$0	$(1)	$0	$0	$29	$0	$0	$4,029	$28

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 5.0%
AES Corp.
4.250% due 05/27/2018		$2,992	$3,000
AGFS Funding Co.
5.500% due 05/10/2017		16,000	15,718
Ally Financial, Inc.
6.000% due 06/11/2012		2,000	1,980
Berry Plastics Corp.
7.294% due 06/05/2014		6,193	4,853
Cablevision Systems Corp.
3.250% due 03/29/2016		4	3
Charter Communications, Inc.
3.500% due 09/06/2016		5,055	5,046
Chrysler Group LLC
6.000% due 05/24/2017		5,500	5,372
CIT Group, Inc.
6.250% due 08/11/2015		2,368	2,386
Community Health Systems, Inc.
2.504% due 07/25/2014		5,982	5,791
CSC Holdings LLC
1.936% due 03/29/2016		1,337	1,335
Delphi Automotive LLP
3.500% due 05/17/2017		2,566	2,580
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		5,000	4,971
Dole Food Co., Inc.
2.510% due 07/13/2018		2,100	2,103
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		1,000	1,005
FCI Connectors
2.790% due 03/09/2013		487	480
First Data Corp.
2.936% due 09/24/2014		5,721	5,310
Ford Motor Co.
2.940% due 12/15/2013		9,497	9,503
Graham Packaging Co. LP
6.000% due 09/23/2016		1,990	1,997
HCA, Inc.
2.496% due 11/14/2013		6,000	5,966
2.746% due 05/02/2016		7,492	7,399
Hertz Corp.
3.750% due 03/11/2018		7,980	7,951
IASIS Healthcare LLC
5.000% due 05/03/2018		3,000	3,001
Ineos Group Holdings PLC
7.001% due 10/07/2012		96	101
7.501% due 12/16/2013		2,291	2,373
8.001% due 10/07/2014		2,292	2,375
Intelsat Ltd.
5.250% due 04/02/2018		8,000	8,037
International Lease Finance Corp.
6.750% due 02/23/2015		3,900	3,917
7.000% due 03/17/2016		5,700	5,739
iStar Financial, Inc.
5.000% due 06/28/2013		10,878	10,730
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	3,800	5,527
MetroPCS Wireless, Inc.
3.938% due 03/17/2018		$4,500	4,498
Motor City Marketing, Inc.
7.000% due 03/01/2017		2,000	2,029
Novelis, Inc.
3.750% due 03/10/2017		2,992	3,003
NRG Energy, Inc.
3.500% due 07/01/2018		10,000	10,014
Petroleum Export Ltd.
3.246% due 12/07/2012		1,613	1,604
Polypore, Inc.
2.190% due 07/03/2014		2,313	2,294
Quintiles Transnational Corp.
5.000% due 06/08/2018		5,000	4,977
Rock Tenn Co.
3.500% due 05/27/2018		3,000	3,012
SunGard Data Systems, Inc.
1.936% due 02/28/2014		134	131
1.940% due 02/28/2014		866	846
3.690% due 02/28/2014		3,000	2,931
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		3,905	3,054
4.768% due 10/10/2017		4,144	3,240
The Weather Channel, Inc.
4.250% due 02/11/2017		1,995	2,006
Transdigm Group, Inc.
4.000% due 02/14/2017		1,995	2,004
U.S. Airways Group, Inc.
2.686% due 03/23/2014		2,958	2,687
United Airlines, Inc.
3.000% due 02/01/2012		2,500	2,471
UPC Holding BV
5.071% due 12/30/2016	EUR	3,750	5,324
5.321% due 12/31/2017		1,624	2,317
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		$3,600	3,563
VML U.S. Finance LLC
4.690% due 05/25/2012		994	994
4.690% due 05/25/2013		3,479	3,478
VNU Nielsen Finance
2.190% due 08/09/2013		6,000	5,938
Vodafone Group PLC
6.875% due 08/11/2015		14,000	14,490
6.875% due 08/17/2015		495	512
Warner Chilcott, Inc.
4.250% due 10/31/2014		1,728	1,731
4.250% due 03/15/2018		3,771	3,778

Total Bank Loan Obligations (Cost $230,568)			229,475

CORPORATE BONDS & NOTES 66.2%
BANKING & FINANCE 25.0%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		9,200	9,153
ABN AMRO Bank NV
2.043% due 01/30/2014		14,400	14,710
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	245
Ally Financial, Inc.
3.466% due 02/11/2014		14,700	14,456
3.646% due 06/20/2014		15,425	15,093
6.625% due 05/15/2012		2,300	2,355
7.500% due 12/31/2013		400	430
8.300% due 02/12/2015		7,200	8,064
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,140
American Express Co.
7.250% due 05/20/2014		1,700	1,945
American International Group, Inc.
0.305% due 04/03/2012	JPY	260,000	3,210
0.386% due 10/18/2011		$100	100
5.050% due 10/01/2015		3,600	3,760
5.450% due 05/18/2017		1,000	1,046
5.600% due 10/18/2016		6,500	6,808
5.850% due 01/16/2018		22,525	23,622
6.250% due 05/01/2036		8,400	8,593
8.175% due 05/15/2068		1,400	1,535
8.250% due 08/15/2018		2,500	2,871
8.625% due 05/22/2068	GBP	100	166
Anadarko Finance Co.
7.500% due 05/01/2031		$1,000	1,158
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	7,500	9,389
Banco Bradesco S.A.
2.361% due 05/16/2014		$12,400	12,566
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,100	2,890
Banco del Estado de Chile
4.125% due 10/07/2020		2,500	2,402
Banco do Brasil S.A.
4.500% due 01/22/2015		14,900	15,608
4.500% due 01/20/2016	EUR	9,100	13,137
6.000% due 01/22/2020		$6,600	7,128
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,700	1,736
Banco Santander Brasil S.A.
2.346% due 03/18/2014		6,100	6,136
4.250% due 01/14/2016		5,100	5,138
Banco Santander Chile
3.750% due 09/22/2015		7,600	7,695
Banco Votorantim S.A.
5.250% due 02/11/2016		10,300	10,494
Bank of America Corp.
4.750% due 08/01/2015		1,400	1,470
4.750% due 05/23/2017	EUR	300	403
5.650% due 05/01/2018		$700	739
5.750% due 12/01/2017		14,600	15,535
7.375% due 05/15/2014		2,900	3,261
8.000% due 12/29/2049		100	105
8.125% due 12/29/2049		7,400	7,737
Bank of America Institutional Capital A
8.070% due 12/31/2026		500	512
Bank of America N.A.
6.000% due 06/15/2016		200	212
Bank of India
6.250% due 02/16/2021		500	514
Banque PSA Finance
8.500% due 05/04/2012	EUR	4,300	6,530
Barclays Bank PLC
5.000% due 09/22/2016		$2,400	2,583
5.125% due 01/08/2020		700	711
5.926% due 09/29/2049		7,230	6,760
6.000% due 01/23/2018	EUR	200	288
6.050% due 12/04/2017		$600	636
6.750% due 05/22/2019		9,000	10,113
7.434% due 09/29/2049		13,600	13,974
10.179% due 06/12/2021		7,280	9,170
14.000% due 11/29/2049	GBP	500	1,013
BBVA Bancomer S.A.
4.500% due 03/10/2016		$21,900	22,393
6.500% due 03/10/2021		1,400	1,435
7.250% due 04/22/2020		2,200	2,316
Bear Stearns Cos. LLC
0.444% due 11/28/2011		100	100
5.700% due 11/15/2014		1,700	1,878
6.400% due 10/02/2017		1,400	1,598
7.250% due 02/01/2018		7,000	8,320
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	538
BM&FBovespa S.A.
5.500% due 07/16/2020		800	832

BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,939
BNP Paribas S.A.
5.186% due 06/29/2049		$400	370
BPCE S.A.
2.018% due 02/07/2014		7,000	7,053
4.625% due 07/29/2049	EUR	600	735
C10 Capital SPV Ltd.
6.722% due 12/29/2049		$1,900	1,425
Capital One Bank USA N.A.
8.800% due 07/15/2019		2,500	3,071
Catlin Insurance Co. Ltd.
7.249% due 07/29/2049		460	442
CBA Capital Trust II
6.024% due 03/29/2049		4,400	4,338
CIT Group, Inc.
7.000% due 05/01/2014		19,875	20,149
7.000% due 05/01/2015		3,215	3,227
7.000% due 05/01/2016		1,358	1,354
7.000% due 05/01/2017		1,901	1,898
Citigroup Capital XXI
8.300% due 12/21/2077		14,700	15,068
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	7,656
5.300% due 10/17/2012		$4,150	4,356
5.500% due 04/11/2013		3,900	4,142
5.500% due 10/15/2014		3,000	3,264
6.000% due 12/13/2013		2,050	2,230
6.000% due 08/15/2017		300	329
6.125% due 11/21/2017		2,295	2,537
6.125% due 05/15/2018		315	347
6.500% due 08/19/2013		1,500	1,632
7.375% due 09/04/2019	EUR	100	166
Columbus International, Inc.
11.500% due 11/20/2014		$5,700	6,505
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,700	2,473
11.000% due 06/29/2049		$3,488	4,464
DBS Bank Ltd.
0.481% due 05/16/2017		5,000	4,950
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,811
7.625% due 09/15/2014		10,600	16,127
9.000% due 07/30/2012		1,800	2,738
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$4,600	4,612
7.500% due 08/01/2012		7,700	8,065
8.000% due 06/01/2014		16,100	17,669
8.700% due 10/01/2014		15,350	17,217
General Electric Capital Corp.
0.386% due 12/20/2013		400	394
4.625% due 09/15/2066	EUR	5,700	7,501
5.250% due 10/19/2012		$40	42
Genworth Financial, Inc.
7.200% due 02/15/2021		2,700	2,705
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		50	47
0.785% due 01/12/2015		100	97
1.695% due 02/04/2013	EUR	1,100	1,583
3.700% due 08/01/2015		$1,500	1,528
4.750% due 07/15/2013		1,225	1,294
5.375% due 02/15/2013	EUR	1,900	2,848
6.000% due 05/01/2014		$300	329
6.150% due 04/01/2018		5,975	6,509
6.750% due 10/01/2037		6,100	6,119
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	12,058
HBOS PLC
0.452% due 09/06/2017		5,100	4,527
6.750% due 05/21/2018		1,400	1,348
HCP, Inc.
6.700% due 01/30/2018		5,000	5,594
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		3,000	1,395
HSBC Bank PLC
4.125% due 08/12/2020		11,700	11,339
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	427
4.875% due 08/24/2020		2,900	2,858
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,554
HSBC Finance Corp.
0.684% due 06/01/2016		8,000	7,593
6.676% due 01/15/2021		5,300	5,444
HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	449
6.375% due 10/18/2022	GBP	100	173
6.500% due 05/02/2036		$5,400	5,573
6.500% due 09/15/2037		125	129
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		3,700	3,796
ICICI Bank Ltd.
2.007% due 02/24/2014		1,600	1,591
4.750% due 11/25/2016		9,200	9,220
5.750% due 11/16/2020		14,450	14,203
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,906
6.875% due 11/04/2011		378	386
International Lease Finance Corp.
5.650% due 06/01/2014		375	377
6.500% due 09/01/2014		21,750	23,164
6.625% due 11/15/2013		4,000	4,160
Intesa Sanpaolo SpA
2.658% due 02/24/2014		45,000	44,924
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,488
5.000% due 11/15/2020		10,850	10,796
JPMorgan Chase & Co.
4.650% due 06/01/2014		600	645
4.950% due 03/25/2020		700	724
7.900% due 04/29/2049		16,200	17,459
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		2,600	2,437
Korea Exchange Bank
4.875% due 01/14/2016		700	739
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	3,625	5,353
8.500% due 12/29/2049		$8,300	7,830
11.040% due 03/19/2020	GBP	600	1,038
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	900	1,314
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		3,472	1,221
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$8,700	8,903
12.000% due 12/29/2049		12,800	13,930
M&T Capital Trust II
8.277% due 06/01/2027		500	504
Macquarie Group Ltd.
6.250% due 01/14/2021		100	100
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,498
MBNA Capital
1.073% due 02/01/2027		3,000	2,442
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,608
6.400% due 08/28/2017		5,000	5,462
6.875% due 04/25/2018		17,900	19,822
MetLife, Inc.
5.375% due 12/15/2012		45	48
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,619
Morgan Stanley
1.874% due 01/24/2014		$7,800	7,861
5.950% due 12/28/2017		2,400	2,582
7.300% due 05/13/2019		28,400	32,238
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,442
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	924
Nationwide Building Society
1.730% due 12/22/2016	EUR	3,700	5,107
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		$4,481	3,842
Provident Funding Associates LP
10.250% due 04/15/2017		400	440
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	1,950
5.000% due 07/21/2020		3,100	3,193
QNB Finance Ltd.
3.125% due 11/16/2015		8,000	7,960
RCI Banque S.A.
2.155% due 04/11/2014		3,400	3,409
4.600% due 04/12/2016		4,200	4,293
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,710
Resona Bank Ltd.
5.850% due 09/29/2049		900	899
Royal Bank of Scotland Group PLC
2.678% due 08/23/2013		8,000	8,210
4.875% due 03/16/2015		7,700	7,995
5.000% due 11/12/2013		150	153
5.625% due 08/24/2020		4,000	4,006
6.000% due 06/29/2049	GBP	1,620	2,223
6.990% due 10/29/2049 (a)		$2,000	1,810
7.640% due 03/29/2049 (a)		300	235
7.648% due 08/29/2049		500	452
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	6,951
7.125% due 01/14/2014		1,000	1,085
7.175% due 05/16/2013		2,550	2,754
7.750% due 05/29/2018		400	459
Santander UK PLC
1.530% due 10/10/2017	EUR	2,100	2,841
1.730% due 08/28/2017		2,800	3,764
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$13,300	13,849
5.499% due 07/07/2015		10,800	11,461
SLM Corp.
0.504% due 10/25/2011		100	99
5.000% due 10/01/2013		3,100	3,225
5.050% due 11/14/2014		2,800	2,801
5.375% due 05/15/2014		4,900	5,103
5.625% due 08/01/2033		5,700	4,801
8.450% due 06/15/2018		12,900	14,171
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	600	826
4.875% due 07/15/2012		$4,100	4,090

State Bank of India
4.500% due 07/27/2015		9,100	9,344
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,641	1,668
Teco Finance, Inc.
6.750% due 05/01/2015		7,150	8,165
Telenet Finance III Luxembourg S.C.A
6.625% due 02/15/2021	EUR	1,500	2,089
Temasek Financial I Ltd.
4.300% due 10/25/2019		$9,950	10,281
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		2,600	2,593
UBS AG
5.750% due 04/25/2018		4,025	4,368
7.000% due 10/15/2015		500	555
7.152% due 12/29/2049	EUR	100	149
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$2,500	2,475
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	275
UOB Cayman Ltd.
5.796% due 12/29/2049		1,700	1,757
Ventas Realty LP
6.500% due 06/01/2016		500	517
6.750% due 04/01/2017		2,735	2,883
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,405
7.000% due 01/15/2018	GBP	6,800	11,555
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		$3,300	3,374
6.800% due 11/22/2025		8,200	8,346
6.902% due 07/09/2020		2,100	2,226
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		3,300	3,508
6.875% due 05/29/2018		200	215
7.500% due 10/12/2011		300	305
Wachovia Bank N.A.
0.577% due 03/15/2016		900	856
0.653% due 11/03/2014		3,500	3,444
6.600% due 01/15/2038		3,000	3,299
Wachovia Corp.
0.463% due 08/01/2013		300	299
0.648% due 10/15/2016		1,400	1,345
5.250% due 08/01/2014		500	536
Waha Aerospace BV
3.925% due 07/28/2020		5,510	5,593
Wells Fargo & Co.
5.625% due 12/11/2017		645	713
7.980% due 03/29/2049		5,600	6,076
Wells Fargo Capital X
5.950% due 12/01/2086		2,800	2,753
Wells Fargo Capital XIII
7.700% due 12/29/2049		15,700	16,092
Weyerhaeuser Co.
7.375% due 10/01/2019		5,400	6,123
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	834
11.750% due 07/15/2017		1,250	1,422

			1,149,630

INDUSTRIALS 33.5%
Adaro Indonesia PT
7.625% due 10/22/2019		1,300	1,450
AES El Salvador Trust
6.750% due 02/01/2016		17,300	17,646
Agile Property Holdings Ltd.
8.875% due 04/28/2017		3,650	3,732
Aguila S.A.
7.875% due 01/31/2018		1,000	1,011
Alcoa, Inc.
6.150% due 08/15/2020		3,100	3,288
6.750% due 07/15/2018		700	775
Aleris International, Inc.
7.625% due 02/15/2018		1,500	1,504
Allison Transmission, Inc.
11.000% due 11/01/2015		1,400	1,498
ALROSA Finance S.A.
7.750% due 11/03/2020		10,500	11,445
8.875% due 11/17/2014		4,800	5,496
Altria Group, Inc.
9.250% due 08/06/2019		2,500	3,263
9.700% due 11/10/2018		13,100	17,230
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		100	105
5.000% due 03/30/2020		1,300	1,362
5.750% due 01/15/2015		2,000	2,234
6.375% due 03/01/2035		300	324
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,800	2,737
7.000% due 01/31/2018		1,700	1,606
10.375% due 01/02/2021		3,428	3,960
American Airlines, Inc.
7.500% due 03/15/2016		6,200	6,107
American Stores Co.
7.100% due 03/20/2028		100	80
AmeriGas Partners LP
6.500% due 05/20/2021		3,000	3,034
7.125% due 05/20/2016		5,225	5,408
Amgen, Inc.
5.700% due 02/01/2019		300	340
5.850% due 06/01/2017		100	116
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,870
6.375% due 09/15/2017		3,700	4,245
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,500	2,464
6.500% due 04/15/2040		400	383
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,161
ARAMARK Corp.
3.773% due 02/01/2015		1,950	1,906
8.500% due 02/01/2015		2,100	2,192
ArcelorMittal
6.125% due 06/01/2018		925	992
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,969
Atlantic Richfield Co.
8.530% due 02/27/2012		$500	521
Audatex North America, Inc.
6.750% due 06/15/2018		3,700	3,737
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		3,808	3,927
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,095
Berry Petroleum Co.
10.250% due 06/01/2014		100	115
Berry Plastics Corp.
5.028% due 02/15/2015		2,600	2,580
8.250% due 11/15/2015		6,400	6,784
9.750% due 01/15/2021		4,025	3,914
Biomet, Inc.
10.000% due 10/15/2017		5,442	5,959
10.375% due 10/15/2017 (b)		2,500	2,769
11.625% due 10/15/2017		12,845	14,290
Boston Scientific Corp.
4.500% due 01/15/2015		5,225	5,512
6.000% due 01/15/2020		6,800	7,369
Braskem Finance Ltd.
5.750% due 04/15/2021		11,850	11,984
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,412
Building Materials Corp. of America
6.750% due 05/01/2021		4,250	4,282
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,800	5,858
C8 Capital SPV Ltd.
6.640% due 12/29/2049		12,200	9,054
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		6,400	5,808
CBS Corp.
5.625% due 08/15/2012		3,500	3,659
CCO Holdings LLC
7.000% due 01/15/2019		100	104
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,900	1,743
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	2,968
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,500	5,150
Cemex Finance LLC
9.500% due 12/14/2016		4,500	4,674
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		8,700	8,439
Chart Industries, Inc.
9.125% due 10/15/2015		1,375	1,437
Charter Communications Operating LLC
8.000% due 04/30/2012		16,150	16,877
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		4,000	3,880
7.750% due 05/15/2017		2,550	2,639
9.500% due 05/15/2016		3,250	3,567
Cisco Systems, Inc.
5.500% due 02/22/2016		500	569
Codelco, Inc.
7.500% due 01/15/2019		150	181
Columbia University
6.875% due 12/15/2015		500	583
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	353
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,369
Comcast Corp.
5.300% due 01/15/2014		2,000	2,194
5.900% due 03/15/2016		2,900	3,303
6.500% due 01/15/2015		100	114
Community Health Systems, Inc.
8.875% due 07/15/2015		16,150	16,675
Concho Resources, Inc.
7.000% due 01/15/2021		600	622
Consol Energy, Inc.
8.000% due 04/01/2017		11,600	12,702
8.250% due 04/01/2020		300	328
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,100	11,223
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		$4,200	4,095
6.000% due 01/12/2019		1,700	1,640
7.250% due 05/10/2021		1,142	1,231
9.000% due 07/08/2016		1,879	2,151
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,484

Con-way, Inc.
7.250% due 01/15/2018		5,000	5,505
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		3,000	3,225
9.250% due 06/30/2020		4,600	4,945
Cox Communications, Inc.
7.125% due 10/01/2012		725	778
CPI International Acquisition, Inc.
8.000% due 02/15/2018		1,000	950
CSC Holdings LLC
6.750% due 04/15/2012		375	387
7.625% due 07/15/2018		1,400	1,522
7.875% due 02/15/2018		3,090	3,391
8.500% due 04/15/2014		7,025	7,815
8.625% due 02/15/2019		5,700	6,455
CSN Islands IX Corp.
10.000% due 01/15/2015		4,300	5,146
CSN Islands VIII Corp.
9.750% due 12/16/2013		900	1,046
CSN Islands XI Corp.
6.875% due 09/21/2019		14,440	15,830
CSN Resources S.A.
6.500% due 07/21/2020		7,900	8,433
CSX Corp.
5.600% due 05/01/2017		5,000	5,592
CVS Pass-Through Trust
5.773% due 01/10/2033		396	411
6.036% due 12/10/2028		532	566
6.943% due 01/10/2030		2,870	3,237
7.507% due 01/10/2032		3,208	3,811
DaVita, Inc.
6.375% due 11/01/2018		7,200	7,308
6.625% due 11/01/2020		100	102
Del Monte Foods Co.
7.625% due 02/15/2019		3,170	3,218
Delhaize Group S.A.
5.700% due 10/01/2040		764	713
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018		5,139	5,355
6.718% due 07/02/2024		98	99
7.750% due 06/17/2021		1,870	2,038
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		3,700	3,802
9.500% due 12/11/2019		2,350	2,526
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		8,000	9,145
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	800	1,265
Digicel Ltd.
8.250% due 09/01/2017		$3,900	4,066
DISH DBS Corp.
6.375% due 10/01/2011		3,850	3,893
6.625% due 10/01/2014		1,400	1,477
7.000% due 10/01/2013		8,100	8,738
7.125% due 02/01/2016		3,340	3,540
7.750% due 05/31/2015		7,200	7,830
7.875% due 09/01/2019		1,900	2,059
Dow Chemical Co.
4.850% due 08/15/2012		950	992
DP World Ltd.
6.850% due 07/02/2037		3,100	2,976
Dynegy Holdings, Inc.
7.750% due 06/01/2019		5,710	4,183
Ecopetrol S.A.
7.625% due 07/23/2019		13,370	16,077
El Paso Corp.
7.000% due 06/15/2017		5,000	5,679
7.875% due 06/15/2012		300	317
8.250% due 02/15/2016		9,384	11,168
12.000% due 12/12/2013		100	121
Encana Corp.
6.500% due 05/15/2019		700	823
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		1,600	1,648
Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,449
9.700% due 03/15/2019		400	512
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,249
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,158
8.375% due 08/01/2066		7,525	8,154
Erac USA Finance LLC
6.375% due 10/15/2017		1,000	1,151
Exide Technologies
8.625% due 02/01/2018		750	784
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,088
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,100	5,368
7.500% due 05/04/2020		6,200	6,782
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,211
Franz Haniel & Cie GmbH
6.750% due 10/23/2014	EUR	7,000	11,027
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$6,800	7,438
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		7,200	7,797
6.510% due 03/07/2022		1,300	1,381
7.288% due 08/16/2037		300	328
7.510% due 07/31/2013		1,350	1,495
8.625% due 04/28/2034		6,540	8,191
9.250% due 04/23/2019		8,550	10,720
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		5,123	5,642
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		111	115
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		4,200	4,716
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,000
7.125% due 01/15/2017		1,600	1,688
7.750% due 11/15/2029		4,100	4,732
8.000% due 01/15/2024		4,200	4,994
8.250% due 05/01/2016		2,861	3,244
8.875% due 05/15/2031		9,050	11,464
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,600	6,244
Gerdau Trade, Inc.
5.750% due 01/30/2021		15,200	15,523
Giant Funding Corp.
8.250% due 02/01/2018		1,100	1,152
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,400	5,118
Graham Packaging Co. LP
8.250% due 10/01/2018		600	670
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,700	4,538
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	2,425	3,499
5.471% due 09/15/2017		800	1,160
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$9,800	$11,025
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	592
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,141
HCA, Inc.
6.375% due 01/15/2015		100	102
7.190% due 11/15/2015		1,800	1,822
7.250% due 09/15/2020		2,600	2,805
7.875% due 02/15/2020		3,600	3,924
8.500% due 04/15/2019		9,350	10,378
9.000% due 12/15/2014		130	143
9.250% due 11/15/2016		8,700	9,276
9.625% due 11/15/2016 (b)		9,381	10,002
9.875% due 02/15/2017		1,885	2,106
Health Management Associates, Inc.
6.125% due 04/15/2016		390	407
HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	933
7.500% due 10/31/2014		8,900	13,939
8.000% due 01/31/2017		1,400	2,218
Hewlett-Packard Co.
6.500% due 07/01/2012		$500	528
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		6,075	6,348
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,400	3,646
7.625% due 04/09/2019		1,900	2,261
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,020	5,244
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	2,000	2,835
8.500% due 02/15/2016		$2,200	2,184
Insight Communications Co., Inc.
9.375% due 07/15/2018		1,300	1,433
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,097
9.500% due 06/15/2016		15,450	16,242
Jarden Corp.
6.125% due 11/15/2022		2,500	2,491
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		3,100	3,326
KazMunayGas National Co.
6.375% due 04/09/2021		13,100	13,932
7.000% due 05/05/2020		6,500	7,192
8.375% due 07/02/2013		6,000	6,562
9.125% due 07/02/2018		6,000	7,410
11.750% due 01/23/2015		6,500	8,092
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,306
5.300% due 09/15/2020		10,300	10,848
5.850% due 09/15/2012		600	632
5.950% due 02/15/2018		3,100	3,457
Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,176
Legrand France S.A.
8.500% due 02/15/2025		75	94
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		550	569
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,153
Linn Energy LLC
7.750% due 02/01/2021		1,900	1,986
Listrindo Capital BV
9.250% due 01/29/2015		300	328

Longfor Properties Co. Ltd.
9.500% due 04/07/2016		3,500	3,623
Lyondell Chemical Co.
8.000% due 11/01/2017		5,019	5,596
11.000% due 05/01/2018		10,500	11,813
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,186
Meritor, Inc.
8.125% due 09/15/2015		6,085	6,374
MGM Resorts International
9.000% due 03/15/2020		1,000	1,100
11.125% due 11/15/2017		3,000	3,443
Michael Foods, Inc.
9.750% due 07/15/2018		1,900	2,043
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,460
Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,601
Mylan, Inc.
6.000% due 11/15/2018		300	306
7.625% due 07/15/2017		1,350	1,478
7.875% due 07/15/2020		2,300	2,536
Nakilat, Inc.
6.067% due 12/31/2033		4,100	4,254
Nalco Co.
6.625% due 01/15/2019		1,700	1,751
New Albertson’s, Inc.
6.570% due 02/23/2028		800	630
7.750% due 06/15/2026		2,250	1,991
Newfield Exploration Co.
6.875% due 02/01/2020		5,300	5,658
7.125% due 05/15/2018		3,800	4,047
Nielsen Finance LLC
7.750% due 10/15/2018		500	528
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,942
Noble Group Ltd.
4.875% due 08/05/2015		4,300	4,515
6.625% due 08/05/2020		4,300	4,418
6.750% due 01/29/2020		16,300	17,192
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		1,131	1,125
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,962
Novelis, Inc.
8.375% due 12/15/2017		650	697
8.750% due 12/15/2020		8,650	9,385
NXP BV
4.077% due 10/15/2013	EUR	2,327	3,367
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$12,100	12,826
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,880
6.875% due 03/31/2017		870	1,268
Oil States International, Inc.
6.500% due 06/01/2019		$6,075	6,121
Oshkosh Corp.
8.250% due 03/01/2017		1,000	1,078
8.500% due 03/01/2020		900	979
OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		4,684	4,912
9.625% due 07/15/2017	EUR	1,235	1,903
PACCAR, Inc.
1.422% due 09/14/2012		$700	710
Peabody Energy Corp.
6.500% due 09/15/2020		3,800	4,104
Pearson Dollar Finance PLC
5.500% due 05/06/2013		785	840
5.700% due 06/01/2014		1,000	1,102
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	23,504
5.750% due 03/01/2018		$4,630	5,097
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	6,400	10,078
Petrobras International Finance Co.
5.375% due 01/27/2021		$35,000	36,089
7.875% due 03/15/2019		19,320	23,479
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	4,538
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	622
5.000% due 10/28/2015		5,600	3,892
5.250% due 04/12/2017		300	189
5.375% due 04/12/2027		1,000	508
8.500% due 11/02/2017		4,000	2,986
Petroleos Mexicanos
4.875% due 03/15/2015		13,680	14,877
5.500% due 01/21/2021		5,200	5,478
8.000% due 05/03/2019		13,540	16,763
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,647	5,774
9.750% due 08/14/2019		1,400	1,698
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	362
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		300	313
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	336
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,605
Polymer Group, Inc.
7.750% due 02/01/2019		300	302
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,747
8.500% due 06/15/2019		6,500	8,203
Pulte Group, Inc.
5.250% due 01/15/2014		10,500	10,763
Quebecor Media, Inc.
7.750% due 03/15/2016		7,072	7,346
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	2,008
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,498
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,109
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		5,300	5,287
8.250% due 02/15/2021		1,700	1,598
8.500% due 10/15/2016		10,100	10,580
8.750% due 05/15/2018		4,000	3,950
Rhodia S.A.
4.077% due 10/15/2013	EUR	3,981	5,802
6.875% due 09/15/2020		$2,300	2,705
Rockies Express Pipeline LLC
5.625% due 04/15/2020		7,000	7,161
6.250% due 07/15/2013		1,000	1,073
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,050	1,079
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,429
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		4,200	4,200
RZD Capital Ltd.
5.739% due 04/03/2017		9,800	10,449
SABIC Capital I BV
3.000% due 11/02/2015		4,000	4,022
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,400	2,433
8.000% due 06/01/2018		4,005	4,105
8.750% due 01/15/2020		2,400	2,568
9.875% due 05/15/2016		1,500	1,654
Scientific Games International, Inc.
9.250% due 06/15/2019		900	975
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	515
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,000	1,025
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		2,900	2,793
Sino-Forest Corp.
6.250% due 10/21/2017		4,152	1,931
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,400	9,629
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$3,385	3,436
Sonat, Inc.
7.625% due 07/15/2011		900	902
Southern Natural Gas Co.
7.350% due 02/15/2031		150	175
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		3,800	4,180
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,800	2,658
Steel Dynamics, Inc.
6.750% due 04/01/2015		$500	513
7.375% due 11/01/2012		5,000	5,300
7.750% due 04/15/2016		3,000	3,165
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,020
SunGard Data Systems, Inc.
10.625% due 05/15/2015		800	870
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,524
10.250% due 05/15/2016		7,000	8,373
10.750% due 05/15/2019		10,300	13,035
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013		200	197
6.221% due 07/03/2017		800	883
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	1,200	1,677
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,317	2,462
Tesco PLC
5.500% due 11/15/2017		9,475	10,723
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	314
Tomkins LLC
9.000% due 10/01/2018		6,000	6,495
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,628
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	624
TRW Automotive, Inc.
7.000% due 03/15/2014		100	111
7.250% due 03/15/2017		2,300	2,565
UAL Equipment Trust AB
10.850% due 02/19/2015 (a)		775	378

UAL Pass-Through Trust
7.336% due 01/02/2021		411	386
9.750% due 01/15/2017		9,321	10,649
10.400% due 05/01/2018		1,818	2,061
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	305
Univision Communications, Inc.
8.500% due 05/15/2021		$4,150	4,160
UPC Holding BV
8.375% due 08/15/2020	EUR	13,000	19,229
UPCB Finance II Ltd.
6.375% due 07/01/2020		8,400	11,603
UPCB Finance Ltd.
7.625% due 01/15/2020		4,000	5,938
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		$1,800	1,854
9.500% due 01/21/2020		2,100	2,294
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,575
Vale Overseas Ltd.
4.625% due 09/15/2020		6,200	6,193
8.250% due 01/17/2034		1,525	1,873
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,200	3,180
6.750% due 08/15/2021		10,375	9,908
6.875% due 12/01/2018		5,300	5,221
7.000% due 10/01/2020		1,800	1,751
Valero Energy Corp.
6.125% due 06/15/2017		230	261
6.875% due 04/15/2012		1,625	1,700
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		4,200	4,358
Volkswagen International Finance NV
4.000% due 08/12/2020		4,600	4,603
WellPoint, Inc.
6.800% due 08/01/2012		500	531
Windstream Corp.
7.750% due 10/15/2020		1,300	1,368
7.875% due 11/01/2017		2,900	3,092
8.125% due 08/01/2013		400	436
8.625% due 08/01/2016		6,200	6,487
WMG Acquisition Corp.
9.500% due 06/15/2016		7,600	8,056
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,474
Xerox Corp.
6.400% due 03/15/2016		800	916
Yanlord Land Group Ltd.
10.625% due 03/29/2018		3,600	3,726
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	12,400	18,521

			1,540,815

UTILITIES 7.7%
AES Corp.
7.375% due 07/01/2021		$8,300	8,435
8.000% due 10/15/2017		100	106
8.000% due 06/01/2020		4,400	4,708
AES Panama S.A.
6.350% due 12/21/2016		200	216
AES Red Oak LLC
8.540% due 11/30/2019		2,066	2,139
9.200% due 11/30/2029		150	153
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,815
6.103% due 06/27/2012		5,400	5,634
7.700% due 08/07/2013		2,100	2,332
8.700% due 08/07/2018		12,300	15,160
Beaver Valley II Funding
9.000% due 06/01/2017		167	183
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,262
3.750% due 06/17/2013		3,960	4,134
4.500% due 11/08/2012	EUR	950	1,417
5.250% due 11/07/2013		$2,000	2,168
British Telecommunications PLC
8.750% due 12/07/2016	GBP	2,576	5,017
Calpine Corp.
7.250% due 10/15/2017		$4,800	4,896
7.875% due 07/31/2020		2,000	2,100
Carolina Power & Light Co.
5.125% due 09/15/2013		750	816
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		13,310	15,140
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,220
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,446
5.050% due 02/15/2018		3,100	3,199
6.250% due 02/01/2020		2,100	2,244
Colbun S.A.
6.000% due 01/21/2020		700	737
Dominion Resources, Inc.
5.700% due 09/17/2012		260	275
Duke Energy Carolinas LLC
5.625% due 11/30/2012		225	240
E.CL S.A.
5.625% due 01/15/2021		3,500	3,610
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,304
Enel Finance International NV
5.700% due 01/15/2013		4,850	5,108
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,198
Entergy Corp.
3.625% due 09/15/2015		1,800	1,830
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		600	582
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	108
France Telecom S.A.
4.375% due 07/08/2014		200	217
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,697
7.000% due 11/01/2025		400	381
7.125% due 03/15/2019		900	927
7.875% due 04/15/2015		900	981
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	11,948
Indo Energy Finance BV
7.000% due 05/07/2018		2,200	2,277
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,795
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$1,900	2,088
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	104
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,200	9,626
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,831
Korea Electric Power Corp.
3.000% due 10/05/2015		$700	692
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,392
6.250% due 06/17/2014		3,185	3,507
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,823
7.750% due 10/17/2016		700	814
7.750% due 01/20/2020		6,400	7,520
8.000% due 08/07/2019		4,900	5,819
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	318
Midwest Generation LLC
8.560% due 01/02/2016		413	424
Nevada Power Co.
5.875% due 01/15/2015		450	504
6.500% due 05/15/2018		6,050	7,067
6.750% due 07/01/2037		25	29
NGPL PipeCo LLC
6.514% due 12/15/2012		900	947
7.119% due 12/15/2017		6,400	7,175
NRG Energy, Inc.
7.375% due 01/15/2017		5,130	5,387
8.250% due 09/01/2020		15,200	15,580
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	533
Progress Energy, Inc.
6.850% due 04/15/2012		400	419
PSEG Power LLC
5.320% due 09/15/2016		990	1,092
5.500% due 12/01/2015		900	994
6.950% due 06/01/2012		270	285
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,173
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	902
4.750% due 02/16/2021		6,300	6,174
5.000% due 10/19/2025		1,000	927
6.500% due 06/10/2014		500	554
Qwest Corp.
6.500% due 06/01/2017		1,300	1,417
7.250% due 09/15/2025		2,250	2,340
7.250% due 10/15/2035		1,365	1,358
7.500% due 06/15/2023		3,900	3,924
7.625% due 06/15/2015		1,750	1,986
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,180	3,402
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		600	657
5.832% due 09/30/2016		1,261	1,377
5.838% due 09/30/2027		1,370	1,408
6.332% due 09/30/2027		500	528
6.750% due 09/30/2019		3,750	4,331
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,945
6.750% due 07/01/2037		25	29
Southern California Edison Co.
5.000% due 01/15/2014		100	109
Sprint Capital Corp.
8.375% due 03/15/2012		7,275	7,602
8.750% due 03/15/2032		3,700	4,024
Sprint Nextel Corp.
6.000% due 12/01/2016		5,145	5,164
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	11,429

Telesat LLC
11.000% due 11/01/2015	$4,220	4,637
Tenaska Alabama Partners LP
7.000% due 06/30/2021	139	146
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	13,075	14,007
TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	1,036
6.625% due 03/20/2017	10,800	11,749
7.250% due 02/02/2020	7,300	8,103
7.500% due 03/13/2013	600	652
7.500% due 07/18/2016	16,000	18,097
7.875% due 03/13/2018	9,300	10,718
Verizon Communications, Inc.
5.550% due 02/15/2016	400	451
Verizon New York, Inc.
6.875% due 04/01/2012	25	26
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,000	4,140
7.748% due 02/02/2021	1,900	1,967
9.125% due 04/30/2018	900	1,021
Virginia Electric and Power Co.
4.750% due 03/01/2013	245	260
Vodafone Group PLC
4.150% due 06/10/2014	250	268
5.625% due 02/27/2017	800	897

		353,060

Total Corporate Bonds & Notes (Cost $2,925,786)		3,043,505

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037	3,300	3,325

INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037	8,300	8,303

Total Convertible Bonds & Notes (Cost $11,042)		11,628

MUNICIPAL BONDS & NOTES 4.2%
ALASKA 0.0%
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	200	129

CALIFORNIA 2.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,000	2,070
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	2,950	3,177
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,200	13,152
7.043% due 04/01/2050	3,000	3,288
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	4,900	5,438
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	10,300	11,880
7.700% due 11/01/2030	2,500	2,714
7.950% due 03/01/2036	1,200	1,309
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	2,000	2,183
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	403
7.021% due 08/01/2040	600	604
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	99
Chino Valley, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	850	415
Clovis, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2020	500	326
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	723
5.750% due 06/01/2047	1,950	1,427
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	900	1,063
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	4,100	4,128
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	1,712
7.618% due 08/01/2040	3,100	3,332
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,503
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,300	1,449
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	700	723
4.500% due 07/01/2023	800	813
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	694
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	6,200	6,177
5.813% due 06/01/2040	5,800	5,561
Napa Valley, California Unified School District General Obligation Notes, (BABs), Series 2010
6.507% due 08/01/2043	1,704	1,739
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	2,550	2,926
Riverside, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	3,800	4,479
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,308
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,333
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	383
5.125% due 06/01/2046	300	195
Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,027
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,000	1,033
6.548% due 05/15/2048	2,000	2,099
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	870
6.296% due 05/15/2050	600	576

		96,331

ILLINOIS 0.0%
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	741
Chicago, Illinois Water Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	300	325
Chicago, Illinois Water Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	108

		1,174

INDIANA 0.1%
Indiana State Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,233

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,090	1,952

KENTUCKY 0.0%
Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	548

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	3,750	3,926

MINNESOTA 0.0%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	700	693

NEW JERSEY 0.1%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	766
5.000% due 06/01/2041	1,930	1,321
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,300	1,513

		3,600

NEW YORK 0.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	200	200
5.790% due 06/15/2041	6,000	6,016
5.882% due 06/15/2044	1,100	1,167
6.282% due 06/15/2042	900	927
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,200	4,248
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,307
New York State Metropolitan Transportation Authority Revenue Bonds,(BABs), Series 2009
5.871% due 11/15/2039	510	498
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	18,600	18,798
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	395
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,088
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	531

		38,175

OHIO 0.5%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	2,564
8.084% due 02/15/2050	5,855	7,287
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
5.875% due 06/01/2047	9,900	7,232
6.000% due 06/01/2042	4,805	3,564
6.500% due 06/01/2047	3,700	2,941

		23,667

PENNSYLVANIA 0.0%
Adams County, Pennsylvania General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,000

TENNESSEE 0.1%
Nashville & Davidson County, Tennessee Metropolitan Government Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	112
6.693% due 07/01/2041	1,000	1,101
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	1,762

		2,975

TEXAS 0.0%
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,300	1,418

WEST VIRGINIA 0.4%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	24,020	17,814

Total Municipal Bonds & Notes (Cost $187,322)		195,635

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.636% due 10/18/2030	9	9
0.686% due 03/25/2017	40	40
1.495% due 03/01/2044	84	85
4.558% due 12/01/2036	146	153
5.000% due 02/25/2017 - 11/01/2035	628	665
5.500% due 03/01/2037	164	178
6.500% due 06/25/2028	141	157
6.850% due 12/18/2027	132	150
Farm Credit Bank
7.561% due 11/29/2049	500	524
Freddie Mac
0.687% due 09/15/2030	32	32
1.484% due 10/25/2044	181	182
1.495% due 02/25/2045	30	30
1.695% due 07/25/2044	320	312
2.482% due 05/01/2023	16	16
5.500% due 09/15/2017 - 07/01/2038	745	806
6.500% due 07/25/2043	15	16
7.000% due 06/15/2013	31	31
Ginnie Mae
2.125% due 11/20/2023 - 11/20/2027	66	68
2.375% due 03/20/2026	23	24
2.625% due 07/20/2026	27	28
3.375% due 05/20/2026	31	32
6.569% due 09/16/2026	256	267
9.250% due 12/20/2019 - 06/20/2021	14	17
New Valley Generation I
7.299% due 03/15/2019	642	773
Private Export Funding Corp.
4.550% due 05/15/2015	750	836
Small Business Administration
4.340% due 03/01/2024	176	186
4.504% due 02/10/2014	23	25
5.130% due 09/01/2023	35	37
5.886% due 09/01/2011	15	15
6.030% due 02/10/2012	348	358
6.900% due 12/01/2020	450	497
7.150% due 03/01/2017	174	189
7.300% due 05/01/2017	101	111
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,125

Total U.S. Government Agencies (Cost $7,478)		7,974

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
2.828% due 01/25/2035	4,996	4,970
5.247% due 01/25/2036	421	359
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,783	1,839
American Home Mortgage Assets
0.396% due 10/25/2046	1,612	876
American Home Mortgage Investment Trust
1.896% due 09/25/2045	348	287
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,379
5.930% due 02/10/2051	10,000	10,874
Banc of America Funding Corp.
0.686% due 06/26/2035	5,000	4,634
0.693% due 07/26/2036	1,497	1,481
3.133% due 09/20/2035	193	147
5.635% due 03/20/2036	382	325
Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034	326	300
2.881% due 02/25/2036	125	101
5.000% due 05/25/2034	29	29
5.500% due 12/25/2020	552	561
5.804% due 11/20/2046	8,058	6,314
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035	4,723	4,446
2.768% due 02/25/2033	5	5
2.827% due 10/25/2035	1,261	1,232
2.864% due 01/25/2034	9	9
3.070% due 01/25/2034	28	27
4.845% due 01/25/2035	75	68
5.230% due 05/25/2047	1,265	917
5.241% due 08/25/2035	3,997	3,313
5.649% due 02/25/2036	424	273
5.681% due 02/25/2033	24	24
Bear Stearns Alt-A Trust
0.406% due 12/25/2046 (a)	34	2
2.652% due 05/25/2035	95	80
2.916% due 09/25/2035	1,993	1,453
4.189% due 08/25/2036 (a)	641	150
5.142% due 11/25/2036	572	358
Bear Stearns Commercial Mortgage Securities
5.296% due 10/12/2042	200	219
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,367	5,486
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035	283	253
2.670% due 12/25/2035	1,650	1,534
2.736% due 03/25/2034	105	105
2.869% due 08/25/2035	416	211
5.082% due 05/25/2035	2,454	2,224
5.661% due 09/25/2037	2,070	1,394
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	362	267
Countrywide Alternative Loan Trust
0.381% due 12/20/2046	2,913	1,555
0.396% due 07/20/2046	1,384	589
0.416% due 08/25/2046	361	73
0.466% due 09/20/2046	600	85
0.526% due 11/20/2035	558	353
0.536% due 06/25/2037	517	72
1.278% due 12/25/2035	546	339
5.232% due 10/25/2035	366	293
5.500% due 11/25/2035	2,991	2,108
5.500% due 01/25/2036	984	715
5.750% due 03/25/2037	497	375
6.000% due 10/25/2032	2	2
6.250% due 11/25/2036	4,304	3,371
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	253	173
0.486% due 04/25/2046	491	97
0.526% due 06/25/2035	512	464
2.711% due 07/20/2034	990	855
2.823% due 10/19/2032	7	5
3.042% due 04/20/2035	734	689
3.073% due 02/25/2034	1,273	1,080
5.000% due 04/25/2035	1,319	1,254

5.500% due 12/25/2035		2,061	1,804
6.000% due 05/25/2036		1,124	990
6.000% due 01/25/2037		20,288	17,183
Credit Suisse First Boston Mortgage Securities Corp.
2.444% due 06/25/2033		661	626
5.435% due 09/15/2034		107	107
6.000% due 01/25/2036		3,048	1,891
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	525
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		732	442
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		329	335
5.200% due 10/25/2035		382	281
5.500% due 12/25/2035		689	454
6.300% due 07/25/2036		632	384
EMF-NL
2.132% due 04/17/2041	EUR	2,000	2,596
2.232% due 10/17/2039		10	14
First Horizon Asset Securities, Inc.
2.741% due 02/25/2035		$1,000	921
5.687% due 02/25/2036		1,451	1,338
5.750% due 05/25/2037		3,563	3,037
General Electric Capital Assurance Co.
5.254% due 05/12/2035		658	699
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		10,815	11,075
GMAC Mortgage Corp. Loan Trust
5.151% due 11/19/2035		509	441
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		10	9
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		1,026	873
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		2,557	2,530
GSR Mortgage Loan Trust
2.258% due 06/25/2034		396	356
2.757% due 11/25/2035		4,746	4,428
2.782% due 05/25/2034		1,576	1,387
2.794% due 09/25/2035		1,266	1,229
2.804% due 01/25/2036		469	386
5.267% due 11/25/2035		336	271
6.000% due 02/25/2036		7,028	6,201
6.000% due 03/25/2037		1,552	1,434
6.000% due 05/25/2037		845	823
Harborview Mortgage Loan Trust
0.376% due 01/19/2038		1,457	922
Homebanc Mortgage Trust
5.797% due 04/25/2037		369	310
Indymac Index Mortgage Loan Trust
0.426% due 07/25/2035		138	84
0.456% due 06/25/2037		508	98
JPMorgan Mortgage Trust
2.794% due 04/25/2035		4,893	4,167
3.079% due 08/25/2035		1,990	1,621
4.692% due 07/25/2035		429	395
5.359% due 07/25/2035		768	755
5.456% due 07/27/2037		3,998	3,361
5.646% due 04/25/2036		588	575
5.750% due 01/25/2036		1,509	1,402
5.823% due 06/25/2037		8,282	7,680
JPMorgan Re-REMIC
0.693% due 06/26/2036		3,988	3,699
0.693% due 03/26/2037		3,565	3,252
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,850
5.424% due 02/15/2040		740	798
5.866% due 09/15/2045		700	762
MASTR Adjustable Rate Mortgages Trust
0.426% due 05/25/2037		348	169
0.526% due 05/25/2047		500	73
2.687% due 11/25/2033		66	59
2.836% due 11/21/2034		501	493
4.252% due 08/25/2034		117	115
MASTR Alternative Loans Trust
0.586% due 03/25/2036		818	269
MASTR Asset Securitization Trust
5.500% due 09/25/2033		691	714
Merrill Lynch Alternative Note Asset
5.074% due 06/25/2037 (a)		483	245
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	808
6.164% due 08/12/2049		300	329
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		3,977	2,926
2.836% due 05/25/2034		760	728
5.426% due 12/25/2035		6,060	5,273
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		2,581	2,312
Morgan Stanley Capital I
5.692% due 04/15/2049		1,200	1,289
6.074% due 06/11/2049		3,400	3,720
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		140	132
5.146% due 07/25/2035		8,646	7,697
6.000% due 10/25/2037 (a)		12,868	9,533
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		431	352
Provident Funding Mortgage Loan Trust
2.695% due 08/25/2033		301	284
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035		6,016	4,791
RBSSP Resecuritization Trust
0.514% due 03/26/2037		4,789	4,377
0.686% due 09/26/2034		1,387	1,298
0.686% due 03/26/2036		2,405	2,287
0.686% due 04/26/2037		1,484	1,383
Residential Accredit Loans, Inc.
0.386% due 12/25/2046		600	140
0.416% due 05/25/2037		648	165
3.102% due 02/25/2035		348	264
5.714% due 02/25/2036 (a)		313	159
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		2,016	902
Residential Funding Mortgage Securities I
3.246% due 09/25/2035		538	368
3.325% due 02/25/2036		338	246
Salomon Brothers Mortgage Securities VII, Inc.
0.686% due 05/25/2032		49	40
Structured Adjustable Rate Mortgage Loan Trust
2.609% due 01/25/2035		774	628
2.626% due 01/25/2036		52	42
2.696% due 09/25/2035		8,102	6,726
5.759% due 03/25/2036		334	237
Structured Asset Mortgage Investments, Inc.
0.406% due 05/25/2036		2,891	1,617
0.446% due 05/25/2046		409	48
Structured Asset Securities Corp.
2.485% due 06/25/2033		868	800
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,166	1,965
Wachovia Mortgage Loan Trust LLC
5.096% due 08/20/2035		3,071	2,753
5.243% due 10/20/2035		363	349
WaMu Mortgage Pass-Through Certificates
0.506% due 08/25/2045		1,903	1,565
0.978% due 02/25/2047		1,491	947
1.028% due 06/25/2047		509	125
1.088% due 12/25/2046		640	446
1.158% due 10/25/2046		2,790	1,810
1.278% due 08/25/2046		2,875	1,895
1.478% due 11/25/2042		6	5
1.678% due 06/25/2042		11	9
1.678% due 08/25/2042		13	12
2.255% due 03/25/2033		202	194
2.576% due 06/25/2033		254	251
2.609% due 02/27/2034		16	15
2.671% due 02/25/2037		1,375	1,057
2.722% due 10/25/2035		245	230
2.859% due 07/25/2046		2,005	1,465
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.038% due 04/25/2047		680	132
1.048% due 04/25/2047		644	187
1.118% due 05/25/2047		649	166
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037		723	588
2.733% due 09/25/2033		349	344
2.739% due 04/25/2036		251	204
2.739% due 05/25/2036		1,068	829
2.748% due 07/25/2036		1,490	1,179
2.752% due 04/25/2035		474	460
2.756% due 03/25/2036		2,627	2,277
2.782% due 06/25/2035		2,095	1,986
2.814% due 10/25/2035		1,787	1,603
3.149% due 07/25/2036		551	446
4.688% due 12/25/2033		333	339
4.981% due 12/25/2034		518	494
6.000% due 04/25/2037		3,100	2,901
6.088% due 11/25/2037		4,749	3,875

Total Mortgage-Backed Securities (Cost $264,724)			268,018

ASSET-BACKED SECURITIES 0.7%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	868
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,407	1,407
7.001% due 09/20/2022		8,700	7,999
Bear Stearns Asset-Backed Securities Trust
0.736% due 10/25/2034		3,868	3,705
1.436% due 08/25/2037		2,695	1,624
Countrywide Asset-Backed Certificates
0.336% due 02/25/2037		3,515	2,239
5.595% due 08/25/2035		1,000	716
Denver Arena Trust
6.940% due 11/15/2019		167	171
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	792
Equity One ABS, Inc.
4.145% due 04/25/2034		132	127
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		21	20
0.296% due 11/25/2036		600	557

GSAA Trust
0.486% due 03/25/2037		579	306
0.486% due 05/25/2047		700	447
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	757
JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		238	200
Lehman XS Trust
0.416% due 06/25/2046 (a)		220	16
Morgan Stanley Mortgage Loan Trust
0.546% due 04/25/2037		525	228
5.726% due 10/25/2036		451	250
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		42	41
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		278	89
SLM Student Loan Trust
6.187% due 07/15/2042		7,212	6,867
Venture CDO Ltd.
0.504% due 01/20/2022		2,200	2,055

Total Asset-Backed Securities (Cost $31,830)			31,481

SOVEREIGN ISSUES 12.7%
Bahrain Government International Bond
5.500% due 03/31/2020		5,900	5,797
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	3,686
5.500% due 07/12/2020		$400	426
6.369% due 06/16/2018		1,000	1,125
6.500% due 06/10/2019		1,000	1,132
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		100	104
8.250% due 09/19/2027		770	947
Brazil Government International Bond
4.875% due 01/22/2021		19,800	21,275
5.875% due 01/15/2019		7,200	8,370
6.000% due 01/17/2017		3,687	4,317
8.250% due 01/20/2034		800	1,104
8.750% due 02/04/2025		2,830	4,026
8.875% due 10/14/2019		9,400	12,948
8.875% due 04/15/2024		8,057	11,542
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	26,700	34,461
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		15,354	9,724
10.000% due 01/01/2017		18,912	10,989
10.000% due 01/01/2021		11,121	6,230
China Development Bank Corp.
5.000% due 10/15/2015		$500	550
Colombia Government International Bond
8.125% due 05/21/2024		6,500	8,609
10.375% due 01/28/2033		275	436
11.750% due 02/25/2020		725	1,125
12.000% due 10/22/2015	COP	277,000	199
Export-Import Bank of China
4.875% due 07/21/2015		$2,050	2,244
5.250% due 07/29/2014		6,625	7,236
Export-Import Bank of Korea
4.000% due 01/29/2021		4,500	4,162
5.125% due 06/29/2020		4,200	4,269
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,076
10.250% due 11/08/2011		1,000	1,030
Hong Kong Government International Bond
5.125% due 08/01/2014		750	822
Indonesia Government International Bond
5.875% due 03/13/2020		33,900	37,798
6.750% due 03/10/2014		5,800	6,486
6.875% due 03/09/2017		11,300	13,267
6.875% due 01/17/2018		2,100	2,468
7.500% due 01/15/2016		100	118
8.500% due 10/12/2035		200	270
9.500% due 07/15/2031	IDR	163,000,000	20,282
10.000% due 02/15/2028		72,686,000	9,595
11.625% due 03/04/2019		$6,900	10,203
Korea Development Bank
8.000% due 01/23/2014		3,885	4,423
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,632
Mexico Government International Bond
6.050% due 01/11/2040		300	321
6.750% due 09/27/2034		3,900	4,553
7.250% due 12/15/2016	MXN	58,200	5,193
8.300% due 08/15/2031		$200	276
Panama Government International Bond
6.700% due 01/26/2036		100	118
7.250% due 03/15/2015		10,225	12,096
8.875% due 09/30/2027		2,700	3,841
Peru Government International Bond
7.125% due 03/30/2019		500	604
7.350% due 07/21/2025		8,300	10,180
8.375% due 05/03/2016		4,000	4,950
8.750% due 11/21/2033		6,600	9,032
Philippines Government International Bond
6.375% due 01/15/2032		10,478	11,500
6.375% due 10/23/2034		9,100	9,987
6.500% due 01/20/2020		7,500	8,766
7.750% due 01/14/2031		4,900	6,186
8.375% due 06/17/2019		5,410	6,986
Poland Government International Bond
4.000% due 10/27/2024		55	52
6.375% due 07/15/2019		250	286
Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,470
5.250% due 01/20/2020		10,500	11,246
6.400% due 01/20/2040		5,600	6,216
Russia Government International Bond
7.500% due 03/31/2030		55,339	65,369
12.750% due 06/24/2028		400	710
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,589
5.500% due 03/09/2020		$10,600	11,634
5.875% due 05/30/2022		750	834
6.875% due 05/27/2019		4,240	5,077
Turkey Government International Bond
5.625% due 03/30/2021		24,700	25,935
6.750% due 04/03/2018		4,600	5,250
6.750% due 05/30/2040		9,200	9,959
6.875% due 03/17/2036		3,700	4,088
7.000% due 03/11/2019		1,300	1,502
7.250% due 03/05/2038		2,900	3,335
Uruguay Government International Bond
6.875% due 01/19/2016	EUR	13,000	20,643
7.625% due 03/21/2036		$1,100	1,392
8.000% due 11/18/2022		12,254	15,918
9.250% due 05/17/2017		100	132
Venezuela Government International Bond
7.750% due 10/13/2019		1,300	946
8.250% due 10/13/2024		4,200	2,877
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,621
6.875% due 01/15/2016		3,000	3,183

Total Sovereign Issues (Cost $516,486)			582,356

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
PPL Corp.
8.750% due 05/01/2014		55,600	3,053

Total Convertible Preferred Securities (Cost $2,780)			3,053

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		3,000	2,820

Total Preferred Securities (Cost $2,824)			2,820

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
1.965% due 02/15/2013		$6,800	6,798

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		6,000	6,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $6,128. Repurchase proceeds are $6,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		861	861
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $880. Repurchase proceeds are $861.)

			6,861

U.S. TREASURY BILLS 0.3%
0.049% due 07/28/2011 - 10/20/2011 (c)(e)(f)		11,154	11,153

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.7%
		12,505,437	125,292

Total Short-Term Instruments (Cost $150,109)			150,104

PURCHASED OPTIONS (h) 0.0%
(Cost $723)			990

Total Investments 98.6% (Cost $4,331,671)			$4,527,039
Written Options (i) (0.2%) (Premiums $8,734)			(7,148)
Other Assets and Liabilities (Net) 1.6%			73,801

Net Assets 100.0%			$4,593,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $3,550 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $4,393 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	1,973	$568
90-Day Eurodollar June Futures	Long	06/2012	1,384	(210)
90-Day Eurodollar June Futures	Long	06/2013	108	(81)
90-Day Eurodollar March Futures	Long	03/2012	2,851	1,520
90-Day Eurodollar September Futures	Long	09/2011	2,867	1,649
U.S. Treasury 2-Year Note September Futures	Long	09/2011	72	(4)
U.S. Treasury 10-Year Note September Futures	Short	09/2011	109	(60)

				$3,382

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.239%	$5,000	$441	$0	$441
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.281%	5,000	129	0	129
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.536%	5,000	(99)	0	(99)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.783%	1,000	(32)	0	(32)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.378%	5,000	44	0	44
Limited Brands, Inc.	GSC	(2.410%	)	09/20/2017	2.493%	2,000	8	0	8
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.814%	5,000	10	0	10
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.160%	10,500	317	327	(10)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	6.142%	2,500	501	0	501
Springleaf Finance Corp.	RBS	(1.300%	)	12/20/2017	6.142%	2,500	508	0	508

							$1,827	$327	$1,500

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount(4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2011	1.449%		$27,800	$513	$623	$(110)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%		4,500	8	0	8
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%		5,900	28	(15)	43
American International Group, Inc.	DUB	5.000%	09/20/2013	1.110%		100	9	(13)	22
American International Group, Inc.	RBS	1.975%	03/20/2013	1.002%		5,000	87	0	87
Biomet, Inc.	CSFB	8.000%	03/20/2014	2.088%		1,473	224	0	224
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%	EUR	2,800	52	(422)	474
BP Capital Markets America, Inc.	BCLY	1.000%	09/20/2011	0.203%		$100	0	(7)	7
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		900	2	(64)	66
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%		5,500	68	(77)	145
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.203%		1,200	3	(62)	65

BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.203%		600	1	(44)	45
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%		1,200	203	36	167
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.322%		1,800	11	0	11
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.322%		1,800	12	0	12
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%		1,600	(3)	(7)	4
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		15,300	(25)	(59)	34
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.006%		10,000	1	(94)	95
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.173%		700	15	0	15
California State General Obligation Bonds, Series 2003	CITI	3.050%	12/20/2020	1.645%		13,000	1,304	0	1,304
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	0.520%		8,000	23	0	23
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.291%		2,100	14	0	14
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	0.726%		4,500	57	0	57
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	1.766%		1,900	195	(142)	337
China Government International Bond	BCLY	1.000%	09/20/2015	0.712%		4,000	49	38	11
China Government International Bond	BCLY	1.000%	09/20/2016	0.840%		5,000	42	26	16
China Government International Bond	BNP	1.000%	09/20/2015	0.712%		2,900	35	27	8
China Government International Bond	BOA	1.000%	09/20/2016	0.840%		3,100	26	16	10
China Government International Bond	CITI	1.000%	09/20/2015	0.712%		1,400	17	13	4
China Government International Bond	CITI	1.000%	09/20/2016	0.840%		7,000	58	36	22
China Government International Bond	CSFB	1.000%	09/20/2016	0.840%		6,000	50	30	20
China Government International Bond	HSBC	1.000%	09/20/2015	0.712%		1,100	13	10	3
China Government International Bond	MSC	1.000%	09/20/2015	0.712%		3,100	38	25	13
China Government International Bond	MSC	1.000%	09/20/2016	0.840%		8,300	69	41	28
China Government International Bond	RBS	1.000%	09/20/2015	0.712%		4,000	49	37	12
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.425%		9,400	29	15	14
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.359%		1,000	9	0	9
Connecticut State General Obligation Notes, Series 2007	GSC	1.600%	03/20/2021	1.258%		6,000	156	0	156
Continental AG	BCLY	5.000%	12/20/2013	1.606%	EUR	2,200	264	103	161
Continental AG	UBS	5.000%	12/20/2013	1.606%		4,200	504	214	290
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	9.409%		$1,800	(204)	(360)	156
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.053%		1,000	(88)	(122)	34
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%		9,800	(857)	(1,155)	298
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		5,100	(446)	(626)	180
El Paso Corp.	BOA	5.000%	09/20/2014	0.906%		400	53	(30)	83
El Paso Corp.	CSFB	5.000%	09/20/2014	0.906%		6,300	828	(466)	1,294
Emirate of Abu Dhabi Government Bond	CITI	1.000%	12/20/2014	0.696%		600	7	(15)	22
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	12/20/2014	0.696%		800	9	(20)	29
Emirate of Abu Dhabi Government Bond	GSC	1.000%	12/20/2014	0.696%		800	9	(26)	35
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%		900	5	(7)	12
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		1,000	4	(7)	11
Emirate of Abu Dhabi Government Bond	UBS	1.000%	12/20/2014	0.696%		300	3	(10)	13
France Government Bond	DUB	0.250%	09/20/2015	0.656%		2,500	(42)	(91)	49
France Government Bond	DUB	0.250%	03/20/2016	0.739%		7,200	(160)	(256)	96
France Government Bond	GSC	0.250%	03/20/2016	0.739%		6,800	(151)	(228)	77
France Government Bond	JPM	0.250%	09/20/2015	0.656%		3,500	(58)	(123)	65
France Telecom S.A.	UBS	0.330%	09/20/2011	0.165%	EUR	3,900	3	0	3
France Telecom S.A.	WAC	0.325%	09/20/2011	0.165%		3,900	3	0	3
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.353%		$1,800	10	0	10
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	0.353%		5,950	33	0	33
Gazprom Via Gaz Capital S.A.	DUB	1.490%	09/20/2017	2.030%		5,000	(130)	0	(130)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	0.382%		5,200	244	134	110
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.519%		1,400	10	(45)	55
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.668%		400	51	0	51
General Electric Capital Corp.	CITI	7.250%	03/20/2012	0.342%		500	26	0	26
General Electric Capital Corp.	CITI	6.950%	03/20/2013	0.606%		5,000	559	0	559
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.418%		9,425	1,271	0	1,271
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.525%		3,540	30	0	30
General Electric Capital Corp.	GSC	5.000%	06/20/2012	0.382%		5,000	235	(350)	585
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	4.866%		4,000	22	(657)	679
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.398%		4,000	(6)	0	(6)
HCA, Inc.	CSFB	5.000%	03/20/2014	1.801%		880	73	(132)	205
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.259%		100	2	5	(3)
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.486%		120	12	11	1

Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.213%		4,250	(38)	(93)	55
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.213%		6,250	(55)	(130)	75
Indonesia Government International Bond	RBS	1.390%	12/20/2011	0.389%		5,000	26	0	26
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.389%		3,000	18	0	18
Mexico Government International Bond	CITI	1.000%	03/20/2016	1.012%		9,900	(3)	(76)	73
Mexico Government International Bond	GSC	2.050%	09/20/2013	0.643%		210	8	0	8
Mexico Government International Bond	GSC	1.000%	03/20/2015	0.885%		30,000	135	(595)	730
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%		4,900	(1)	(47)	46
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.015%		650	(1)	0	(1)
Mexico Government International Bond	MSC	2.070%	09/20/2013	0.643%		530	20	0	20
Mexico Government International Bond	MSC	2.170%	09/20/2013	0.643%		120	5	0	5
Mexico Government International Bond	RBS	1.000%	12/20/2015	0.980%		5,000	6	(79)	85
Mexico Government International Bond	UBS	1.000%	03/20/2015	0.885%		17,900	80	(324)	404
New Jersey State General Obligation Bonds, Series 2001	GSC	1.970%	03/20/2021	1.410%		1,000	40	0	40
New York State General Obligation Bonds, Series 2005	MSC	1.950%	12/20/2020	1.152%		13,000	768	0	768
NRG Energy, Inc.	BOA	5.000%	06/20/2016	4.315%		1,500	47	28	19
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	3.535%		1,000	55	(15)	70
NRG Energy, Inc.	CSFB	5.000%	06/20/2016	4.315%		2,400	75	40	35
NRG Energy, Inc.	DUB	5.000%	06/20/2016	4.315%		600	19	9	10
NRG Energy, Inc.	GSC	5.000%	06/20/2016	4.315%		9,000	281	186	95
NRG Energy, Inc.	UBS	5.000%	06/20/2015	3.535%		500	27	(8)	35
NRG Energy, Inc.	UBS	5.000%	06/20/2016	4.315%		1,000	31	18	13
Peru Government International Bond	MSC	1.960%	10/20/2016	1.338%		600	21	0	21
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.577%		9,000	11	(37)	48
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		15,500	64	(193)	257
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%		2,600	3	(10)	13
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%		900	3	(5)	8
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		4,100	(46)	(141)	95
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.123%		2,300	(11)	(52)	41
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.123%		4,900	(23)	(110)	87
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.524%		5,200	78	0	78
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.496%		4,500	262	0	262
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.496%		300	16	0	16
Philippines Government International Bond	UBS	2.260%	03/20/2013	0.568%		3,800	114	0	114
Poland Government International Bond	DUB	1.000%	12/20/2015	1.411%		13,520	(234)	(133)	(101)
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%		1,000	4	(2)	6
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%		1,000	4	(2)	6
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.722%		2,100	20	(30)	50
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	0.985%		3,900	30	0	30
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.300%		1,400	16	0	16
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.300%		3,000	39	0	39
SLM Corp.	BOA	0.820%	06/20/2012	0.837%		4,500	0	0	0
South Africa Government International Bond	CSFB	1.000%	12/20/2020	1.590%		2,150	(101)	(83)	(18)
South Africa Government International Bond	MSC	1.000%	12/20/2020	1.590%		4,500	(210)	(147)	(63)
Sprint Nextel Corp.	UBS	1.000%	09/20/2017	3.424%		3,100	(396)	(469)	73
Sprint Nextel Corp.	UBS	1.000%	06/20/2019	3.710%		3,400	(569)	(615)	46
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	3.100%		500	30	(55)	85
SunGard Data Systems, Inc.	CITI	5.000%	09/20/2014	3.100%		2,100	125	(234)	359
SunGard Data Systems, Inc.	CSFB	5.000%	09/20/2014	3.100%		2,400	143	(270)	413
Telecom Italia Capital S.A.	UBS	0.520%	09/20/2011	0.940%	EUR	3,900	(4)	0	(4)
Telecom Italia Capital S.A.	WAC	0.525%	09/20/2011	0.940%		3,900	(4)	0	(4)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		$9,000	186	75	111
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.502%		2,300	48	24	24
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.169%		3,000	12	0	12
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.231%		200	3	2	1
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.356%		2,000	23	(41)	64
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.356%		1,100	12	(25)	37
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.356%		900	10	(21)	31

							$6,792	$(7,952)	$14,744

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		$31,600	$3,229	$3,318	$(89)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		9,600	1,099	1,199	(100)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		3,900	446	487	(41)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		10,400	1,191	1,316	(125)
CDX.EM-13 5-Year Index	RBS	5.000%	06/20/2015		20,000	2,289	2,380	(91)
CDX.EM-13 5-Year Index	UBS	5.000%	06/20/2015		11,000	1,259	1,308	(49)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		600	74	77	(3)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		22,400	2,758	2,778	(20)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		20,100	2,475	2,492	(17)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,900	1,342	1,352	(10)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		6,000	739	725	14
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		4,600	566	598	(32)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,666	28	0	28
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015		26,100	878	942	(64)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		61,800	2,078	(386)	2,464
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		13,100	441	278	163
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		87,000	1,542	163	1,379
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		52,000	210	140	70
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016		35,000	142	136	6
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		158,200	639	329	310
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016		167,500	676	323	353
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012	EUR	2,820	(32)	50	(82)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		23,920	2,363	254	2,109
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015		$9,000	(74)	(178)	104
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		2,000	(16)	(88)	72
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		13,400	(110)	(589)	479

						$26,232	$19,404	$6,828

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$576	$0	$576
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	398	47	351
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	87	10	77
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	581	217	364
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		70,200	248	238	10
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,400	6	0	6
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		49,800	164	0	164
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		49,600	252	61	191
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		56,000	429	444	(15)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	DUB		$45,100	(1,031)	415	(1,446)
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	CITI		111,500	(1,060)	8,302	(9,362)

Receive	3-Month USD-LIBOR	4.000%	06/15/2031	RBS		105,000	(998)	7,271	(8,269)
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	UBS		4,900	(47)	221	(268)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		10,000	(334)	632	(966)
Pay	6-Month EUR-EURIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	186	65	121
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM	MXN	20,000	81	19	62

							$(462)	$17,942	$(18,404)

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$39,800	$135	$209
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	149,000	588	781

							$723	$990

(i)	Written options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$79,600	$141	$(47)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	298,000	596	(174)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,200	35	(27)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,300	36	(28)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,400	67	(55)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	240,600	1,921	(1,267)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	29,000	301	(144)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	28,400	278	(141)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	86,600	165	(135)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	86,600	355	(201)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	63,200	320	(380)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	63,200	320	(135)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	54,500	452	(403)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	54,500	755	(697)

							$5,742	$(3,834)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$11,800	$59	$(6)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	19,300	41	(43)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	19,300	79	(10)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	8,400	33	(19)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	8,400	39	(4)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	6,600	36	(3)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	16,800	75	(21)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011	47,000	216	(184)
Put - OTC CDX.IG-16 5-Year Index	UBS	Sell	1.200%	12/21/2011	144,000	706	(564)

						$1,284	$(854)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$23,300	$123	$(151)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	23,300	118	(151)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	80,400	899	(1,303)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	52,200	568	(855)

					$1,708	$(2,460)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	81,853	07/2011	DUB	$2,226	$0	$2,226
Buy	BRL	98,183	08/2011	BCLY	1,095	0	1,095
Sell		12,701	08/2011	RBS	0	(205)	(205)
Sell		85,483	08/2011	UBS	0	(1,792)	(1,792)
Sell		98,183	09/2011	BCLY	0	(1,074)	(1,074)
Buy	CAD	54,062	09/2011	DUB	1,070	0	1,070
Buy		22,081	09/2011	RBC	461	0	461
Buy	CNY	108,478	09/2011	BCLY	310	0	310
Sell		26,000	09/2011	DUB	3	0	3
Buy		122,000	02/2012	DUB	174	0	174
Buy		342,856	02/2012	JPM	765	0	765
Buy		42,000	06/2012	CITI	5	0	5
Buy		21,500	06/2012	DUB	1	(6)	(5)
Buy		32,752	06/2012	GSC	2	0	2
Buy		33,000	06/2012	HSBC	4	0	4
Buy		12,362	06/2012	JPM	0	0	0
Buy		25,000	02/2013	JPM	0	(15)	(15)
Buy		26,000	08/2013	DUB	0	(9)	(9)
Buy		25,000	04/2014	RBS	0	(45)	(45)
Sell	EUR	239,017	08/2011	CITI	0	(9,463)	(9,463)
Buy		880	08/2011	RBS	9	0	9
Sell		18,570	09/2011	BNP	0	(344)	(344)
Sell	GBP	11,298	09/2011	BCLY	355	0	355
Buy		436	09/2011	CITI	0	(10)	(10)
Sell		11,298	09/2011	CITI	375	0	375
Sell		11,129	09/2011	UBS	428	0	428
Buy	HUF	1,937,571	07/2011	BCLY	592	0	592
Sell		3,615,059	07/2011	BCLY	0	(1,976)	(1,976)
Buy		2,252,006	07/2011	CITI	30	0	30
Sell		1,825,390	07/2011	CITI	0	(1,035)	(1,035)
Buy		3,284,873	07/2011	HSBC	341	0	341
Sell		2,034,000	07/2011	MSC	0	(1,070)	(1,070)
Sell	IDR	255,600,000	07/2011	HSBC	0	(1,275)	(1,275)
Buy	INR	186,500	08/2011	DUB	172	0	172
Buy		1,058,040	08/2011	HSBC	479	0	479
Buy		650,032	08/2011	JPM	303	0	303
Buy		559,302	08/2011	MSC	80	0	80
Buy		735,206	08/2011	RBS	581	0	581
Buy	JPY	1,043,165	07/2011	HSBC	0	(67)	(67)
Sell		1,043,165	07/2011	JPM	0	(505)	(505)
Buy	KRW	5,003,000	08/2011	CITI	91	0	91
Buy		57,901,900	08/2011	JPM	1,225	0	1,225
Buy		12,606,671	11/2011	CITI	203	0	203
Buy		20,000,000	11/2011	JPM	318	0	318
Buy	MXN	7,125	07/2011	CITI	29	0	29
Sell		51,727	07/2011	CITI	0	(1)	(1)
Buy		551,096	07/2011	DUB	2,133	0	2,133
Sell		506,494	07/2011	MSC	0	(240)	(240)
Buy		51,727	11/2011	CITI	3	0	3
Buy		506,494	11/2011	MSC	257	0	257
Buy		220,936	11/2011	UBS	35	0	35
Buy	MYR	11,100	08/2011	BCLY	88	0	88
Buy		21,750	08/2011	CITI	162	0	162
Buy		6,209	08/2011	HSBC	41	0	41
Buy		3,700	08/2011	JPM	26	0	26
Buy	NOK	195,968	08/2011	DUB	0	(912)	(912)

Sell	PHP	201,864	11/2011	BCLY	0	(90)	(90)
Buy		241,284	03/2012	CITI	22	0	22
Buy	SGD	9,300	09/2011	BCLY	298	0	298
Buy		42,365	09/2011	CITI	693	(12)	681
Buy		10,400	09/2011	DUB	313	0	313
Buy		26,747	09/2011	JPM	825	0	825
Buy		21,900	09/2011	RBS	709	0	709
Buy	TRY	8,570	07/2011	HSBC	0	(133)	(133)
Sell		8,570	07/2011	HSBC	30	0	30

					$17,362	$(20,279)	$(2,917)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$220,941	$8,534	$229,475
Corporate Bonds & Notes
Banking & Finance	0	1,137,958	11,672	1,149,630
Industrials	0	1,502,807	38,008	1,540,815
Utilities	0	352,636	424	353,060
Convertible Bonds & Notes
Banking & Finance	0	3,325	0	3,325
Industrials	0	8,303	0	8,303
Municipal Bonds & Notes
Alaska	0	129	0	129
California	0	96,331	0	96,331
Illinois	0	1,174	0	1,174
Indiana	0	2,233	0	2,233
Iowa	0	1,952	0	1,952
Kentucky	0	548	0	548
Massachusetts	0	3,926	0	3,926
Minnesota	0	693	0	693
New Jersey	0	3,600	0	3,600
New York	0	38,175	0	38,175
Ohio	0	23,667	0	23,667
Pennsylvania	0	1,000	0	1,000
Tennessee	0	2,975	0	2,975
Texas	0	1,418	0	1,418
West Virginia	0	17,814	0	17,814
U.S. Government Agencies	0	7,201	773	7,974
Mortgage-Backed Securities	0	268,018	0	268,018
Asset-Backed Securities	0	20,020	11,461	31,481
Sovereign Issues	0	582,356	0	582,356
Convertible Preferred Securities
Utilities	3,053	0	0	3,053
Preferred Securities
Banking & Finance	0	2,820	0	2,820
Short-Term Instruments
Certificates of Deposit	0	6,798	0	6,798
Repurchase Agreements	0	6,861	0	6,861
U.S. Treasury Bills	0	11,153	0	11,153
PIMCO Short-Term Floating NAV Portfolio	125,292	0	0	125,292
Purchased Options
Interest Rate Contracts	0	990	0	990
	$128,345	$4,327,822	$70,872	$4,527,039

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	24,376	0	24,376
Foreign Exchange Contracts	0	17,362	0	17,362
Interest Rate Contracts	3,737	1,922	0	5,659
	$3,737	$43,660	$0	$47,397

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,158)	0	(2,158)
Foreign Exchange Contracts	0	(20,279)	0	(20,279)
Interest Rate Contracts	(355)	(24,160)	(2,460)	(26,975)
	$(355)	$(46,597)	$(2,460)	$(49,412)
Totals	$131,727	$4,324,885	$68,412	$4,525,024

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$3,572	$4,995	$0	$0	$0	$(33)	$0	$0	$8,534	$(33)
Corporate Bonds & Notes
Banking & Finance	15,740	780	(3,491)	21	436	(223)	0	(1,591)	11,672	149
Industrials	37,590	718	(172)	(61)	(21)	(46)	0	0	38,008	(63)
Utilities	273	152	0	0	0	(1)	0	0	424	(1)
U.S. Government Agencies	0	0	0	0	0	0	773	0	773	0
Asset-Backed Securities	11,286	198	0	12	0	(35)	0	0	11,461	(35)

	$68,461	$6,843	$(3,663)	$(28)	$415	$(338)	$773	$(1,591)	$70,872	$17
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,733)	$0	$0	$0	$0	$273	$0	$0	$(2,460)	$273

Totals	$65,728	$6,843	$(3,663)	$(28)	$415	$(65)	$773	$(1,591)	$68,412	$290

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
AGFS Funding Co.
5.500% due 05/10/2017		$4,000	$3,930
Ford Motor Co.
2.940% due 12/15/2013		2,837	2,839
HCA, Inc.
2.496% due 11/14/2013		4,000	3,977
2.746% due 05/02/2016		4,000	3,950

Total Bank Loan Obligations (Cost $14,786)			14,696

CORPORATE BONDS & NOTES 32.8%
BANKING & FINANCE 22.1%
AIG Retirement Services, Inc.
8.125% due 04/28/2023		1,600	1,780
Ally Financial, Inc.
0.000% due 12/01/2012		6,300	5,906
3.466% due 02/11/2014		3,000	2,950
6.000% due 12/15/2011		1,100	1,116
6.000% due 05/23/2012		1,700	1,742
6.250% due 12/01/2017		300	299
6.625% due 05/15/2012		300	307
6.750% due 12/01/2014		150	157
6.875% due 09/15/2011		5,500	5,548
7.500% due 12/31/2013		4,450	4,778
7.500% due 09/15/2020		600	630
8.300% due 02/12/2015		2,100	2,352
American Express Bank FSB
5.550% due 10/17/2012		600	633
American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,584
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		600	610
American International Group, Inc.
0.386% due 10/18/2011		200	199
5.600% due 10/18/2016		700	733
5.850% due 01/16/2018		2,400	2,517
6.400% due 12/15/2020		9,100	9,806
8.000% due 05/22/2068	EUR	1,300	1,890
8.175% due 05/15/2068		$9,600	10,525
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,000	1,009
BA Covered Bond Issuer
5.500% due 06/14/2012		700	727
Banco do Brasil S.A.
3.007% due 07/02/2014		1,500	1,496
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,641
Banco Santander Brasil S.A.
2.346% due 03/18/2014		4,500	4,526
4.250% due 01/14/2016		1,600	1,612
4.500% due 04/06/2015		2,500	2,556
Banco Santander Chile
1.524% due 04/20/2012		700	701
1.875% due 01/19/2016		1,100	1,056
Bank of America Corp.
6.500% due 08/01/2016		1,800	2,009
8.000% due 12/29/2049		5,400	5,646
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	101
Bank of Montreal
2.850% due 06/09/2015		400	415
Bank of Nova Scotia
1.650% due 10/29/2015		900	885
Banque PSA Finance
2.146% due 04/04/2014		3,500	3,496
Barclays Bank PLC
0.450% due 09/11/2017		10,000	9,638
5.000% due 09/22/2016		1,700	1,830
6.050% due 12/04/2017		900	954
14.000% due 11/29/2049	GBP	9,300	18,844
BBVA Bancomer S.A.
4.500% due 03/10/2016		$700	716
6.500% due 03/10/2021		1,300	1,332
7.250% due 04/22/2020		900	947
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,342
BNP Paribas S.A.
1.190% due 01/10/2014		6,100	6,059
BPCE S.A.
2.375% due 10/04/2013		400	407
5.250% due 07/29/2049	EUR	700	909
Capital One Financial Corp.
6.150% due 09/01/2016		$300	331
Caterpillar Financial Services Corp.
6.250% due 06/29/2012	AUD	10,500	11,272
CBA Capital Trust I
5.805% due 08/29/2049		$1,900	1,941
CIT Group, Inc.
5.250% due 04/01/2014		600	600
7.000% due 05/01/2014		9	9
7.000% due 05/01/2015		3,216	3,228
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		38	38
Citigroup Capital XXI
8.300% due 12/21/2077		400	410
Citigroup, Inc.
0.370% due 03/16/2012		66	66
0.522% due 06/09/2016		500	460
1.111% due 02/15/2013		1,000	997
1.688% due 06/28/2013	EUR	3,300	4,703
1.733% due 01/13/2014		$2,700	2,719
2.262% due 08/13/2013		1,000	1,019
5.500% due 04/11/2013		2,600	2,761
5.500% due 10/15/2014		1,700	1,850
6.000% due 02/21/2012		40	41
Commonwealth Bank of Australia
0.705% due 07/12/2013		2,500	2,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	4,900	7,129
Countrywide Financial Corp.
5.800% due 06/07/2012		$400	417
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	400	533
8.125% due 10/29/2049		300	479
8.375% due 10/29/2049		$1,600	1,680
Credit Suisse
2.200% due 01/14/2014		900	912
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		1,400	1,401
Deutsche Bank AG
2.210% due 09/22/2015	EUR	900	1,232
6.000% due 09/01/2017		$600	670
Dexia Credit Local
2.000% due 03/05/2013		20,900	21,033
FIH Erhvervsbank A/S
0.620% due 06/13/2013		7,400	7,400
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		3,900	3,910
7.250% due 10/25/2011		800	812
7.500% due 08/01/2012		9,400	9,845
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	146
General Electric Capital Corp.
0.436% due 10/06/2015		$1,500	1,445
5.500% due 09/15/2067	EUR	400	545
5.875% due 01/14/2038		$3,444	3,496
6.875% due 01/10/2039		100	114
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	6,198
Goldman Sachs Group, Inc.
1.695% due 02/04/2013		4,400	6,331
5.300% due 02/14/2012		$200	205
5.950% due 01/18/2018		5,000	5,394
HBOS PLC
6.750% due 05/21/2018		1,300	1,252
HSBC Bank PLC
2.000% due 01/19/2014		1,000	1,006
HSBC Finance Corp.
6.676% due 01/15/2021		3,900	4,006
ING Bank NV
1.652% due 06/09/2014		2,100	2,108
2.500% due 01/14/2016		600	590
2.625% due 02/09/2012		2,900	2,938
International Lease Finance Corp.
0.634% due 07/01/2011		200	200
4.750% due 01/13/2012		700	711
5.000% due 09/15/2012		1,300	1,323
6.750% due 09/01/2016		700	749
Intesa Sanpaolo SpA
2.658% due 02/24/2014		2,300	2,296
6.500% due 02/24/2021		21,100	22,031
IPIC GMTN Ltd.
5.000% due 11/15/2020		500	498
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,400	1,447
JPMorgan Chase & Co.
0.996% due 09/30/2013		1,000	1,007
0.997% due 05/02/2014		22,000	22,025
1.776% due 09/26/2013	EUR	2,200	3,163
4.250% due 10/15/2020		$1,700	1,665
5.750% due 01/02/2013		200	213
7.900% due 04/29/2049		10,100	10,885
LBG Capital No.1 PLC
8.000% due 12/29/2049		1,200	1,086
8.500% due 12/29/2049		100	94
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	439
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$1,200	1,228
Macquarie Bank Ltd.
6.625% due 04/07/2021		21,500	21,655
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,456
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		200	200
1.699% due 08/09/2013	EUR	3,300	4,700
6.050% due 08/15/2012		$600	632
6.875% due 04/25/2018		300	332
MetLife Institutional Funding II
1.201% due 04/04/2014		6,500	6,519
Morgan Stanley
0.450% due 04/19/2012		200	200
1.253% due 04/29/2013		800	799
2.761% due 05/14/2013		3,800	3,904
5.950% due 12/28/2017		600	646
National Australia Bank Ltd.
1.010% due 04/11/2014		13,200	13,197

Nationwide Building Society
6.250% due 02/25/2020		500	521
New York Life Global Funding
4.650% due 05/09/2013		200	214
Nomura Holdings, Inc.
6.700% due 03/04/2020		1,700	1,859
Nordea Bank AB
2.125% due 01/14/2014		500	504
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,743
RCI Banque S.A.
2.155% due 04/11/2014		8,400	8,423
Royal Bank of Scotland Group PLC
2.009% due 03/30/2015 (k)	CAD	6,300	5,746
6.934% due 04/09/2018	EUR	8,700	12,380
6.990% due 10/29/2049 (a)		$800	724
Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	1,900	3,240
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		$200	204
7.300% due 07/27/2019	GBP	5,600	9,361
SLM Corp.
3.125% due 09/17/2012	EUR	6,800	9,766
4.232% due 04/01/2014		$4,202	4,124
4.982% due 11/01/2013		20,246	20,275
5.000% due 04/15/2015		7,900	7,943
5.342% due 12/15/2011	AUD	500	528
SLM Corp. CPI Linked Bond
4.807% due 11/21/2013		$4,345	4,349
Societe Generale S.A.
5.922% due 04/29/2049		300	260
Springleaf Finance Corp.
0.497% due 12/15/2011		1,900	1,876
5.200% due 12/15/2011		700	703
SSIF Nevada LP
0.981% due 04/14/2014		21,200	21,218
State Bank of India
4.500% due 07/27/2015		1,000	1,027
Stone Street Trust
5.902% due 12/15/2015		3,200	3,356
Suffield Clo Ltd.
1.660% due 09/26/2014		852	828
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	310
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		900	898
UBS AG
1.358% due 02/23/2012		600	604
2.250% due 08/12/2013		6,750	6,868
6.500% due 08/26/2013	AUD	10,902	11,800
USB Capital IX
3.500% due 10/29/2049		$100	83
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		8,800	9,408
Wachovia Bank N.A.
0.653% due 11/03/2014		400	394
Wachovia Corp.
0.408% due 10/15/2011		2,900	2,902
0.463% due 08/01/2013		500	498
Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,193
Westpac Banking Corp.
0.976% due 03/31/2014		6,400	6,412

			546,957

INDUSTRIALS 7.9%
Alcoa, Inc.
6.150% due 08/15/2020		1,100	1,167
Altria Group, Inc.
4.125% due 09/11/2015		600	636
7.750% due 02/06/2014		1,600	1,832
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		8,300	8,336
4.125% due 01/15/2015		1,300	1,399
5.375% due 01/15/2020		1,300	1,434
Asciano Finance Ltd.
5.000% due 04/07/2018		14,900	15,305
BMW Finance NV
5.250% due 05/21/2012		800	832
Braskem Finance Ltd.
5.750% due 04/15/2021		800	809
Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,151
CSN Islands XI Corp.
6.875% due 09/21/2019		5,100	5,591
CSN Resources S.A.
6.500% due 07/21/2020		3,700	3,950
Daimler Finance North America LLC
5.750% due 09/08/2011		8,500	8,578
7.300% due 01/15/2012		6,000	6,210
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,788
DISH DBS Corp.
6.375% due 10/01/2011		4,344	4,393
Dow Chemical Co.
4.850% due 08/15/2012		7,200	7,521
6.000% due 10/01/2012		200	212
Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,328
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		3,600	3,938
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		400	419
8.146% due 04/11/2018		1,300	1,524
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		5,100	5,715
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,000	3,345
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	306
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,411
7.625% due 04/09/2019		800	952
Kellogg Co.
5.125% due 12/03/2012		8,500	9,012
Kraft Foods, Inc.
2.625% due 05/08/2013		2,400	2,470
5.250% due 10/01/2013		4,113	4,471
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,050
Northwest Airlines Pass-Through Trust
1.320% due 02/06/2013		1,414	1,359
Novatek Finance Ltd.
5.326% due 02/03/2016		500	518
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		9,000	9,540
Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	428
Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,202
7.500% due 12/18/2013	GBP	100	176
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,501
7.875% due 03/15/2019		1,800	2,187
Petroleos Mexicanos
8.000% due 05/03/2019		100	124
Philip Morris International, Inc.
6.375% due 05/16/2038		1,100	1,250
PPG Industries, Inc.
1.900% due 01/15/2016		1,600	1,559
President and Fellows of Harvard College
6.500% due 01/15/2039		200	243
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		2,500	2,583
Reynolds American, Inc.
7.750% due 06/01/2018		200	240
Roche Holdings, Inc.
7.000% due 03/01/2039		600	731
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013		2,000	2,021
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	21,944
Time Warner, Inc.
6.100% due 07/15/2040		10,600	10,812
Total Capital S.A.
4.450% due 06/24/2020		300	313
Transocean, Inc.
4.950% due 11/15/2015		800	866
Union Pacific Corp.
4.163% due 07/15/2022		437	433
Vivendi S.A.
5.750% due 04/04/2013		1,900	2,036
Volkswagen International Finance NV
0.757% due 10/01/2012		7,600	7,622

			195,773

UTILITIES 2.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	246
AT&T, Inc.
6.700% due 11/15/2013		2,000	2,244
British Telecommunications PLC
5.150% due 01/15/2013		3,000	3,181
Cleco Power LLC
6.000% due 12/01/2040		3,300	3,419
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	111
Duke Energy Corp.
5.650% due 06/15/2013		2,225	2,414
FirstEnergy Corp.
6.450% due 11/15/2011		10,000	10,188
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,115
NV Energy, Inc.
6.250% due 11/15/2020		1,000	1,054
Progress Energy, Inc.
6.850% due 04/15/2012		3,000	3,142
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,700	1,666
6.500% due 06/10/2014		3,000	3,321
Qwest Corp.
3.497% due 06/15/2013		2,000	2,055
8.875% due 03/15/2012		5,100	5,380
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		277	296
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		840	918
6.750% due 09/30/2019		1,000	1,155

Telecom Italia Capital S.A.
0.886% due 07/18/2011	7,400	7,399
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,520
7.250% due 02/02/2020	4,700	5,217
7.500% due 03/13/2013	1,100	1,194
7.875% due 03/13/2018	1,300	1,498
Verizon Communications, Inc.
0.856% due 03/28/2014	5,600	5,657
Verizon Wireless Capital LLC
5.250% due 02/01/2012	200	205
Virginia Electric and Power Co.
4.750% due 03/01/2013	4,735	5,031

		70,626

Total Corporate Bonds & Notes (Cost $790,996)		813,356

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Transocean, Inc.
1.500% due 12/15/2037	2,400	2,409

Total Convertible Bonds & Notes (Cost $2,235)		2,409

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 1.2%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	539
7.043% due 04/01/2050	1,100	1,205
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,268
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	101
7.021% due 08/01/2040	100	101
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	203
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,423
6.603% due 07/01/2050	1,000	1,115
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	793
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	996
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	8,722
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	2,988
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	476
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	7,720
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	200	203

		30,853

COLORADO 1.0%
Denver, Colorado Public Schools Certificates of Participation Notes, Series 2011
6.220% due 12/15/2026	24,200	25,589

FLORIDA 0.1%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,225

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	7,467
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	983
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	100

		8,550

LOUISIANA 0.1%
East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	816

NEBRASKA 0.0%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	103

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	296
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	218

		514

NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	1,500	1,498
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,164

		2,662

NEW YORK 0.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	4,834
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	531
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	5,500	5,844
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,011

		12,220

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,245
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	700	556

		1,801

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	2,757

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,542

Total Municipal Bonds & Notes (Cost $84,929)		90,632

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.536% due 07/25/2037	1,339	1,344
0.566% due 07/25/2037	1,448	1,453
0.586% due 09/25/2035	961	961
0.596% due 09/25/2035	1,813	1,812
0.636% due 09/25/2035	707	707
0.906% due 06/25/2037	2,224	2,246
0.916% due 06/25/2040	9,603	9,722
0.926% due 03/25/2040	2,332	2,363
4.000% due 04/01/2023 - 12/01/2025	713	745
4.500% due 02/01/2023 - 05/01/2041	10,660	11,186
5.000% due 03/01/2034 - 03/01/2035	2,197	2,346
5.500% due 07/01/2028 - 07/01/2041	6,915	7,484
6.000% due 11/01/2032 - 05/01/2037	14,741	16,221
Farm Credit Bank
7.561% due 11/29/2049	10,257	10,754
Freddie Mac
0.887% due 08/15/2037	1,923	1,941
0.897% due 10/15/2037	452	457
0.907% due 05/15/2037 - 09/15/2037	2,099	2,119
4.500% due 08/01/2040 - 07/01/2041	5,465	5,646
5.500% due 07/01/2041	1,000	1,080
Small Business Administration
6.220% due 12/01/2028	79	87

Total U.S. Government Agencies (Cost $80,014)		80,674

U.S. TREASURY OBLIGATIONS 17.6%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	2,790	2,923
2.000% due 01/15/2026	2,039	2,230
2.375% due 01/15/2025	6,919	7,957
2.375% due 01/15/2027 (e)(g)	59,319	67,665
2.500% due 01/15/2029 (e)(g)	31,838	37,032
3.875% due 04/15/2029 (e)(g)	13,268	18,193

U.S. Treasury Notes
0.750% due 06/15/2014 (e)(g)		301,800	301,399

Total U.S. Treasury Obligations (Cost $434,793)			437,399

MORTGAGE-BACKED SECURITIES 6.6%
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	877	1,271
2.624% due 11/19/2047		23,000	33,371
2.820% due 05/16/2047		1,800	2,612
Banc of America Commercial Mortgage, Inc.
5.309% due 10/10/2045		$10,674	10,760
5.802% due 06/10/2049		5,791	5,967
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		1,658	1,540
5.805% due 02/24/2051		4,900	5,282
Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		3,882	3,317
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		640	639
Chase Mortgage Finance Corp.
5.243% due 12/25/2035		3,412	3,127
Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037		1,081	602
2.670% due 03/25/2036		2,848	2,299
Credit Suisse Mortgage Capital Certificates
0.357% due 10/15/2021		6,065	5,722
Eclipse Ltd.
0.989% due 01/25/2020	GBP	11,122	15,128
European Loan Conduit
1.570% due 05/15/2019	EUR	209	278
Extended Stay America Trust
2.950% due 11/05/2027		$4,649	4,625
First Horizon Asset Securities, Inc.
2.876% due 10/25/2035		796	673
Granite Master Issuer PLC
0.276% due 12/20/2054		6,964	6,602
Granite Mortgages PLC
1.005% due 09/20/2044	GBP	4,658	7,183
1.015% due 09/20/2044		1,251	1,931
1.199% due 01/20/2044		192	297
1.718% due 01/20/2044	EUR	238	331
GS Mortgage Securities Corp. II
1.535% due 03/06/2020		$19,100	18,570
GSR Mortgage Loan Trust
2.794% due 09/25/2035		1,227	1,184
Harborview Mortgage Loan Trust
0.526% due 06/20/2035		2,191	1,759
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	1,300	1,893
JPMorgan Chase Commercial Mortgage Securities Corp.
5.447% due 06/12/2047		$2,100	2,207
JPMorgan Mortgage Trust
3.079% due 08/25/2035		1,433	1,167
5.750% due 01/25/2036		84	78
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		2,049	2,088
Merrill Lynch Mortgage Investors, Inc.
5.266% due 09/25/2035		1,676	1,480
Morgan Stanley Capital I
5.439% due 02/12/2044		1,800	1,891
5.450% due 10/28/2033		912	937
5.610% due 04/15/2049		2,090	2,149
OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	4,778
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		941	918
Wachovia Mortgage Loan Trust LLC
3.065% due 10/20/2035		2,100	1,624
WaMu Mortgage Pass-Through Certificates
1.778% due 11/25/2046		9,006	6,690
Wells Fargo Mortgage-Backed Securities Trust
2.787% due 10/25/2035		2,417	2,171

Total Mortgage-Backed Securities (Cost $164,349)			165,141

ASSET-BACKED SECURITIES 4.8%
Babson CLO Ltd.
0.617% due 06/15/2016		1,320	1,291
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		2,735	2,709
Centurion CDO VII Ltd.
0.643% due 01/30/2016		2,083	2,004
Chase Issuance Trust
5.160% due 04/16/2018		100	114
Citibank Omni Master Trust
2.937% due 08/15/2018		4,600	4,840
Driver One GmbH
2.202% due 09/21/2014	EUR	3,948	5,729
Duane Street CLO
0.518% due 11/08/2017		$17,879	17,244
Galaxy CLO Ltd.
0.556% due 04/17/2017		2,564	2,498
GSPA Monetization Trust
6.422% due 10/09/2029		1,669	1,647
Hillmark Funding
0.508% due 05/21/2021		5,800	5,407
HSBC Home Equity Loan Trust
1.126% due 11/20/2036		10,100	9,947
Morgan Stanley ABS Capital I
0.506% due 11/25/2035		6,628	5,765
Penta CLO S.A.
1.934% due 06/04/2024	EUR	3,873	5,135
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		$3,858	3,855
SLC Student Loan Trust
4.750% due 06/15/2033		7,478	7,577
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	9,909	13,667
1.741% due 09/15/2021		12,138	17,225
3.437% due 05/16/2044		$2,606	2,745
3.500% due 08/17/2043		3,630	3,640
4.500% due 11/16/2043		1,139	1,099
6.187% due 07/15/2042		2,075	1,975
Wind River CLO Ltd.
0.576% due 12/19/2016		3,231	3,119

Total Asset-Backed Securities (Cost $118,102)			119,232

SOVEREIGN ISSUES 4.0%
Canada Government Bond
1.500% due 12/01/2012	CAD	1,600	1,661
1.750% due 03/01/2013		2,600	2,707
2.000% due 08/01/2013		3,100	3,241
2.000% due 12/01/2014		2,000	2,076
2.500% due 09/01/2013		2,900	3,062
3.000% due 12/01/2015		300	321
Canada Housing Trust No. 1
2.750% due 12/15/2015		1,400	1,471
3.350% due 12/15/2020		1,600	1,651
3.950% due 12/15/2011		500	525
4.000% due 06/15/2012		2,600	2,764
4.550% due 12/15/2012		1,800	1,948
4.800% due 06/15/2012		1,900	2,035
Export-Import Bank of Korea
4.000% due 01/29/2021		$1,800	1,665
5.125% due 06/29/2020		400	407
5.875% due 01/14/2015		1,500	1,652
8.125% due 01/21/2014		3,400	3,903
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,414
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	3,500	5,047
Korea Finance Corp.
3.250% due 09/20/2016		$1,000	987
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,038
Mexico Government International Bond
6.000% due 06/18/2015	MXN	76,300	6,528
6.050% due 01/11/2040		$200	214
Province of Ontario Canada
1.375% due 01/27/2014		2,400	2,415
4.200% due 03/08/2018	CAD	200	220
4.200% due 06/02/2020		18,600	20,002
4.300% due 03/08/2017		400	445
4.400% due 06/02/2019		900	990
4.600% due 06/02/2039		600	647
5.500% due 06/02/2018		300	354
5.850% due 03/08/2033		1,400	1,761
Qatar Government International Bond
6.400% due 01/20/2040		$1,600	1,776
Russia Government International Bond
3.625% due 04/29/2015		300	309
7.500% due 03/31/2030		6,401	7,561
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		2,000	2,006
Turkey Government International Bond
7.000% due 09/26/2016		7,400	8,528
7.500% due 07/14/2017		4,200	4,956

Total Sovereign Issues (Cost $96,947)			100,287

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
American International Group, Inc.
8.500% due 08/01/2011		11,399	20
Wells Fargo & Co.
7.500% due 12/31/2049		2,900	3,074

Total Convertible Preferred Securities (Cost $2,768)			3,094

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank
10.000% due 12/31/2049		1,000	1,143
GMAC Capital Trust I
8.125% due 02/15/2040		50,000	1,285

Total Preferred Securities (Cost $2,280)			2,428

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.0%
CERTIFICATES OF DEPOSIT 2.0%
Banco Do Brasil S.A.
0.000% due 02/08/2012		$8,100	8,155
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		11,100	11,100

Itau Unibanco S.A.
0.000% due 07/11/2011	9,000	8,997
0.000% due 09/12/2011	3,400	3,392
0.000% due 12/12/2011	3,300	3,280
0.000% due 02/06/2012	13,200	13,086

		48,010

COMMERCIAL PAPER 0.8%
Erste Abwicklungsanstalt
0.330% due 11/10/2011	3,600	3,597
Kells Funding LLC
0.290% due 01/10/2012	8,600	8,585
Vodafone Group PLC
0.880% due 01/19/2012	8,500	8,478

		20,660

REPURCHASE AGREEMENTS 8.3%
Barclays Capital, Inc.
0.010% due 07/01/2011	204,000	204,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $207,578. Repurchase proceeds are $204,006.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	1,029	1,029
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,050. Repurchase proceeds are $1,029.)

		205,029

SHORT-TERM NOTES 1.0%
Banco Santander Brasil S.A.
0.020% due 07/13/2011	8,800	8,796
2.596% due 12/28/2011	4,800	4,761
Pacific Gas & Electric Co.
0.870% due 10/11/2011	11,500	11,500

		25,057

U.S. TREASURY BILLS 1.1%
0.039% due 07/28/2011 - 10/13/2011 (b)(e)	27,569	27,568

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 20.8%
	51,658,982	517,571

Total Short-Term Instruments (Cost $843,741)		843,895

PURCHASED OPTIONS (i) 0.0%
(Cost $138)		184

Total Investments 107.6% (Cost $2,636,078)		$2,673,427
Written Options (j) (0.2%) (Premiums $6,836)		(5,054)
Other Assets and Liabilities (Net) (7.4%)		(184,856)

Net Assets 100.0%		$2,483,517

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $73,804 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $230,288 at a weighted average interest rate of -0.100%. On June 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $11,128 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	636	$203
90-Day Eurodollar December Futures	Long	12/2012	343	(127)
90-Day Eurodollar December Futures	Long	12/2013	527	(165)
90-Day Eurodollar June Futures	Long	06/2012	2,933	2,786
90-Day Eurodollar June Futures	Long	06/2013	151	(100)
90-Day Eurodollar June Futures	Long	06/2014	486	(151)
90-Day Eurodollar March Futures	Long	03/2012	10,550	9,440
90-Day Eurodollar March Futures	Long	03/2013	511	(224)
90-Day Eurodollar March Futures	Long	03/2014	571	(189)
90-Day Eurodollar September Futures	Long	09/2011	403	60
90-Day Eurodollar September Futures	Long	09/2012	1,049	61
90-Day Eurodollar September Futures	Long	09/2013	591	(191)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	990	201
U.S. Treasury 10-Year Note September Futures	Short	09/2011	37	(49)

				$11,555

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.444%		$5,300	$(186)	$(171)	$(15)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		500	2	(7)	9
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%		13,100	(21)	(44)	23
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%		14,300	(48)	(21)	(27)
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%		1,000	1	(16)	17
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		400	0	(1)	1
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%		7,200	13	(90)	103
Brazil Government International Bond	CSFB	1.000%	06/20/2016	1.077%		10,700	(36)	(16)	(20)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%		1,000	3	(10)	13
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%		500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		300	1	(8)	9
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		900	2	(9)	11
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		1,400	2	(16)	18
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%		500	1	(5)	6
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%		700	7	8	(1)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%		300	3	4	(1)
China Government International Bond	CITI	1.000%	06/20/2016	0.813%		3,800	35	41	(6)
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		5,000	28	(38)	66
France Government Bond	GSC	0.250%	12/20/2015	0.700%		300	(6)	(6)	0
France Government Bond	MSC	0.250%	03/20/2016	0.739%		500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.700%		700	(14)	(14)	0
France Government Bond	RBS	0.250%	03/20/2016	0.739%		13,500	(299)	(417)	118
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%		2,200	(19)	(44)	25
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.252%		14,200	(156)	(150)	(6)
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.922%		4,000	522	142	380
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%		3,500	(54)	(59)	5
Indonesia Government International Bond	BNP	1.000%	06/20/2021	1.820%		2,600	(172)	(180)	8
Indonesia Government International Bond	CITI	1.000%	06/20/2016	1.329%		1,400	(21)	(26)	5
Indonesia Government International Bond	CITI	1.000%	06/20/2021	1.820%		800	(53)	(57)	4
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%		1,600	(105)	(108)	3
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%		1,400	(21)	(24)	3
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%		1,800	(119)	(125)	6
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		300	2	4	(2)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.832%		6,200	49	(58)	107
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		27,200	217	102	115
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		2,000	16	(20)	36
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%		300	(7)	(9)	2
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%		300	(7)	(9)	2
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%		400	(9)	(12)	3
MBIA, Inc.	GSC	5.000%	09/20/2011	9.810%		15,900	(147)	(159)	12
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.422%		200	1	0	1
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%		1,900	(30)	(106)	76
MetLife, Inc.	DUB	1.000%	03/20/2018	1.679%		6,400	(258)	(364)	106
MetLife, Inc.	GSC	1.000%	03/20/2015	1.176%		2,000	(12)	(121)	109
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%		3,500	(42)	(225)	183
MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%		5,600	(68)	(332)	264
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%		400	2	(9)	11
Mexico Government International Bond	BCLY	1.000%	03/20/2016	1.012%		13,400	(4)	(65)	61
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%		400	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.885%		200	0	(5)	5
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%		12,600	(21)	31	(52)
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%		5,700	(1)	(35)	34
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%		7,200	19	(84)	103
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.190%		2,900	(23)	(59)	36
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		10,300	(297)	(366)	69
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		19,700	(568)	(625)	57
Republic of Italy Government Bond	RBS	1.000%	03/20/2016	1.661%		8,100	(233)	(292)	59
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		16,400	(1,088)	(1,031)	(57)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		8,300	(551)	(511)	(40)
Spain Government International Bond	GSC	1.000%	06/20/2016	2.589%		1,000	(70)	(60)	(10)
Spain Government International Bond	JPM	1.000%	03/20/2016	2.571%		8,000	(530)	(455)	(75)
Spain Government International Bond	MSC	1.000%	03/20/2016	2.571%		5,500	(365)	(317)	(48)
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.484%	EUR	4,400	(66)	(62)	(4)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%		$1,100	23	20	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		200	4	4	0
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		2,000	41	46	(5)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		400	8	2	6
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%		1,300	26	6	20
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		400	8	7	1

							$(4,699)	$(6,669)	$1,970

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$9,300	$1,065	$1,181	$(116)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	104	118	(14)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	1,000	114	117	(3)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	57	56	1
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	1,700	194	191	3
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	3,900	480	494	(14)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	5,000	616	685	(69)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	7,500	923	960	(37)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015	2,400	295	319	(24)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	1,000	123	118	5
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	6,300	776	773	3
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	1,000	123	130	(7)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	300	37	42	(5)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	200	26	27	(1)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	13,100	232	360	(128)
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	31,400	127	0	127

					$5,292	$5,571	$(279)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$2	$0	$2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	11	2	9
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,300	8	2	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		11,100	68	14	54
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		3,200	34	5	29
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		2,800	29	1	28
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		16,400	151	68	83
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		1,100	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		700	3	0	3
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		28,000	111	(12)	123
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	52	26	26
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,600	40	10	30
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,100	4	0	4
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		600	2	0	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		2,100	9	1	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,200	86	77	9
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		8,200	27	14	13
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		1,700	6	0	6
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,500	7	(2)	9
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		900	(1)	1	(2)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,000	(1)	1	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		800	4	1	3
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		21,800	39	55	(16)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,400	20	9	11
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		10,300	87	3	84
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		400	4	1	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		20,600	158	82	76
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,900	17	7	10
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		5,100	61	4	57
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		2,600	32	0	32
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,900	(32)	0	(32)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,000	2	4	(2)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		300	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		600	4	0	4
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		200	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	9	5	4
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$3,700	(81)	9	(90)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		3,100	(68)	60	(128)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		2,600	(57)	1	(58)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		1,300	(28)	2	(30)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		1,200	(40)	27	(67)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		600	(20)	26	(46)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		106,000	(3,540)	196	(3,736)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		66,400	(2,217)	136	(2,353)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		1,800	(60)	42	(102)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		52,900	(1,767)	26	(1,793)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		109,100	(3,643)	185	(3,828)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		200	(6)	4	(10)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		500	(17)	23	(40)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		2,600	(88)	79	(167)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		15,700	(524)	355	(879)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		57,800	(1,930)	531	(2,461)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		300	9	9	0
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		700	21	8	13
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		1,200	36	(5)	41
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		400	12	11	1
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	207,100	(65)	(416)	351
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		6,000	(2)	(46)	44
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	6,800	4	0	4

							$(12,994)	$1,647	$(14,641)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI EM Index	82,608	1-Month USD-LIBOR plus a specified spread	$190,073	04/16/2012	BOA	$4,603
Receive	eRAFI EM Index	106,808	1-Month USD-LIBOR plus a specified spread	245,753	05/15/2012	BOA	5,952
Receive	eRAFI EM Index	109,629	1-Month USD-LIBOR plus a specified spread	260,792	02/29/2012	CITI	(2,514)
Receive	eRAFI EM Index	161,528	1-Month USD-LIBOR plus a specified spread	371,658	03/15/2012	CITI	9,032
Receive	eRAFI EM Index	110,891	1-Month USD-LIBOR plus a specified spread	263,794	03/30/2012	CSFB	(2,598)
Receive	eRAFI EM Index	124,835	1-Month USD-LIBOR plus a specified spread	296,965	01/31/2012	JPM	(2,948)
Receive	eRAFI EM Index	123,381	1-Month USD-LIBOR plus a specified spread	293,505	02/29/2012	JPM	(2,914)
Receive	eRAFI EM Index	110,693	1-Month USD-LIBOR plus a specified spread	263,324	03/30/2012	JPM	(2,614)
Receive	eRAFI EM Index	105,204	1-Month USD-LIBOR plus a specified spread	250,266	05/31/2012	JPM	(2,485)

							$3,514

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$35,000	$138	$184

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Descrip8FRtion	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	504	$153	$(112)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	504	160	(107)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	173	141	(131)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	301	188	(22)

				$642	$(372)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$18,300	$38	$(14)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	21,400	122	(126)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	70,000	140	(41)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	25,500	96	(77)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,000	109	(68)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,600	11	(8)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,900	77	(68)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,400	46	(39)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	455	(305)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,400	66	(29)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	16,400	170	(63)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,700	171	(60)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,500	88	(42)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	10,400	113	(40)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,400	197	(74)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	9,600	94	(48)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,100	251	(112)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,600	237	(134)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	1,500	4	(3)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	1,500	8	(8)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	78,000	182	(149)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	78,000	358	(288)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,200	80	(45)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	46,000	409	(340)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	46,000	638	(588)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	41,800	232	(141)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	41,800	232	(134)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	44,400	306	(267)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	44,400	502	(389)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,000	12	0

							$5,444	$(3,700)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$1,000	$5	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	3,300	7	(7)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	3,300	14	(2)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	1,900	8	(2)

						$34	$(12)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$9,200	$49	$(60)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	8,500	43	(55)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	28,400	316	(460)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	23,100	251	(379)

					$659	$(954)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$(6)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(3)

						$57	$(16)

(k)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.009%	03/30/2015	03/03/2011 - 03/07/2011	$5,561	$5,746	0.23%

(l)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2041	$4,000	$4,153	$(4,137)
Fannie Mae	5.000%	06/01/2041	1,000	1,052	(1,063)
Fannie Mae	5.000%	07/01/2041	1,700	1,811	(1,806)
Fannie Mae	6.000%	08/01/2041	3,000	3,300	(3,290)

				$10,316	$(10,296)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	21,868	07/2011	DUB	$0	$(595)	$(595)
Buy	BRL	26,756	08/2011	BCLY	298	0	298
Sell		25,959	08/2011	HSBC	0	(211)	(211)
Sell		12,867	08/2011	MSC	0	(185)	(185)
Buy		37,767	08/2011	UBS	678	0	678
Sell		25,697	08/2011	UBS	0	(411)	(411)
Sell		26,756	09/2011	BCLY	0	(293)	(293)
Buy		186	09/2011	BOA	18	0	18
Buy		186	09/2011	MSC	18	0	18
Sell		372	09/2011	UBS	0	(5)	(5)
Sell	CAD	2,048	09/2011	BNP	0	(38)	(38)
Sell		2,039	09/2011	CITI	0	(50)	(50)
Buy		8,582	09/2011	DUB	170	0	170
Buy		3,505	09/2011	RBC	73	0	73
Sell		1,149	09/2011	RBC	0	(27)	(27)
Sell		1,370	09/2011	RBS	0	(12)	(12)
Buy	CNY	210	11/2011	BCLY	0	0	0
Buy		1,260	11/2011	CITI	2	0	2
Buy		10,261	11/2011	HSBC	0	(5)	(5)
Buy		16,470	11/2011	JPM	13	(2)	11
Buy		12,217	02/2012	BCLY	0	(8)	(8)
Buy		6,426	02/2012	HSBC	1	0	1
Buy		3,202	06/2012	CITI	1	0	1
Buy		2,559	06/2012	HSBC	1	0	1
Buy		1,280	06/2012	JPM	0	0	0
Buy		3,206	06/2012	RBS	2	0	2
Buy		53,029	02/2013	CITI	0	(16)	(16)
Sell	EUR	1,588	07/2011	BCLY	0	(56)	(56)
Sell		1,554	07/2011	BNP	0	(32)	(32)
Buy		3,391	07/2011	CITI	92	0	92
Sell		15,224	07/2011	CITI	0	(58)	(58)
Buy		114	07/2011	CSFB	2	0	2
Sell		42,136	07/2011	CSFB	0	(321)	(321)
Sell		11,500	07/2011	DUB	119	0	119
Sell		514	07/2011	HSBC	0	(8)	(8)
Sell		34,753	07/2011	JPM	0	(270)	(270)
Buy		10,500	07/2011	RBS	195	0	195
Sell		29,381	07/2011	RBS	0	(254)	(254)
Sell		1,000	07/2011	UBS	7	0	7
Sell	GBP	12,621	09/2011	BCLY	396	0	396
Sell		442	09/2011	BNP	0	(4)	(4)
Buy		1,436	09/2011	CITI	0	(33)	(33)
Sell		13,620	09/2011	CITI	419	(6)	413
Sell		12,432	09/2011	UBS	478	0	478
Buy	IDR	3,299,438	07/2011	BCLY	30	0	30
Buy		1,323,000	07/2011	BNP	14	0	14
Buy		8,842,000	07/2011	CITI	73	0	73

Buy		8,381,350	07/2011	HSBC	86	0	86
Sell		26,176,288	07/2011	HSBC	0	(24)	(24)
Buy		3,102,000	07/2011	JPM	24	0	24
Buy		1,228,500	07/2011	RBS	13	0	13
Buy		6,016,000	10/2011	DUB	45	0	45
Buy		12,699,175	10/2011	RBS	96	0	96
Buy		4,144,250	01/2012	BOA	15	0	15
Buy		26,176,288	07/2012	HSBC	29	0	29
Buy	INR	112,288	08/2011	CITI	108	0	108
Buy		57,000	08/2011	HSBC	17	0	17
Sell	JPY	261,033	07/2011	BCLY	0	(122)	(122)
Sell		1,721,000	07/2011	BOA	0	(974)	(974)
Buy		127,541	07/2011	CITI	69	0	69
Sell		42,000	07/2011	CITI	0	(13)	(13)
Sell		59,000	07/2011	CSFB	0	(20)	(20)
Buy		29,995	07/2011	DUB	2	0	2
Sell		250,000	07/2011	DUB	0	(69)	(69)
Buy		134,220	07/2011	JPM	65	0	65
Sell		554,730	07/2011	JPM	0	(291)	(291)
Buy		3,979,533	07/2011	RBS	447	0	447
Sell		1,378,428	07/2011	RBS	0	(723)	(723)
Sell		13,110,000	08/2011	JPM	0	(2,478)	(2,478)
Buy		13,107,693	08/2011	RBS	1,472	0	1,472
Buy	KRW	22,331,608	08/2011	CITI	370	0	370
Buy		23,000,000	08/2011	JPM	610	0	610
Buy	MXN	180,316	07/2011	CITI	707	0	707
Sell		270,577	07/2011	CITI	0	(18)	(18)
Buy		90,261	07/2011	HSBC	308	0	308
Buy		270,577	11/2011	CITI	38	0	38
Buy		42,972	11/2011	HSBC	24	0	24
Buy		17,915	11/2011	MSC	11	0	11
Buy		16,710	11/2011	UBS	9	0	9
Buy	MYR	1,200	08/2011	BCLY	10	0	10
Buy		2,070	08/2011	CITI	15	0	15
Buy		650	08/2011	HSBC	4	0	4
Buy		300	08/2011	JPM	2	0	2
Buy	PHP	3,310	11/2011	BCLY	2	0	2
Buy		129,369	11/2011	CITI	49	0	49
Buy		57,096	11/2011	GSC	13	0	13
Buy		22,185	11/2011	JPM	10	0	10
Buy		149,112	03/2012	CITI	13	0	13
Buy	SGD	300	09/2011	BCLY	10	0	10
Buy		700	09/2011	CITI	23	0	23
Buy		3,600	09/2011	DUB	22	0	22
Buy		1,000	09/2011	GSC	2	0	2
Buy		2,606	09/2011	JPM	41	0	41
Buy		3,000	09/2011	RBS	51	0	51
Buy		900	09/2011	UBS	0	0	0
Buy		3,549	12/2011	CITI	75	0	75
Buy	TRY	27,994	07/2011	HSBC	0	(812)	(812)
Sell		50,297	07/2011	HSBC	0	(395)	(395)
Buy		22,303	07/2011	JPM	0	(723)	(723)
Buy		50,298	10/2011	HSBC	395	0	395
Buy	TWD	10,445	01/2012	BCLY	4	0	4
Sell	ZAR	45,615	07/2011	BCLY	76	0	76
Sell		26,864	07/2011	CSFB	40	0	40
Buy		67,356	07/2011	HSBC	225	0	225
Buy		23,255	07/2011	JPM	29	0	29
Sell		18,132	07/2011	MSC	28	0	28
Buy		1,521	09/2011	BCLY	23	0	23
Buy		760	09/2011	MSC	11	0	11
Sell		67,356	10/2011	HSBC	0	(222)	(222)

					$8,838	$(9,784)	$(946)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$14,696	$0	$14,696
Corporate Bonds & Notes
Banking & Finance	0	545,367	1,590	546,957
Industrials	0	194,414	1,359	195,773
Utilities	0	70,626	0	70,626
Convertible Bonds & Notes
Industrials	0	2,409	0	2,409
Municipal Bonds & Notes
California	0	30,853	0	30,853
Colorado	0	25,589	0	25,589
Florida	0	2,225	0	2,225
Illinois	0	8,550	0	8,550
Louisiana	0	816	0	816
Nebraska	0	103	0	103
Nevada	0	514	0	514
New Jersey	0	2,662	0	2,662
New York	0	12,220	0	12,220
Ohio	0	1,801	0	1,801
Texas	0	2,757	0	2,757
Washington	0	2,542	0	2,542
U.S. Government Agencies	0	80,674	0	80,674
U.S. Treasury Obligations	0	437,399	0	437,399
Mortgage-Backed Securities	0	165,141	0	165,141
Asset-Backed Securities	0	110,174	9,058	119,232
Sovereign Issues	0	100,287	0	100,287
Convertible Preferred Securities
Banking & Finance	3,094	0	0	3,094
Preferred Securities
Banking & Finance	0	2,428	0	2,428
Short-Term Instruments
Certificates of Deposit	0	48,010	0	48,010
Commercial Paper	0	20,660	0	20,660
Repurchase Agreements	0	205,029	0	205,029
Short-Term Notes	0	25,057	0	25,057
U.S. Treasury Bills	0	27,568	0	27,568
PIMCO Short-Term Floating NAV Portfolio	517,571	0	0	517,571
Purchased Options
Interest Rate Contracts	0	184	0	184
	$520,665	$2,140,755	$12,007	$2,673,427
Short Sales, at value	$0	$(10,296)	$0	$(10,296)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,478	0	2,478
Equity Contracts	0	19,587	0	19,587
Foreign Exchange Contracts	0	8,838	0	8,838
Interest Rate Contracts	12,751	1,201	0	13,952
	$12,751	$32,104	$0	$44,855
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(799)	0	(799)
Equity Contracts	0	(16,073)	0	(16,073)
Foreign Exchange Contracts	0	(9,784)	0	(9,784)
Interest Rate Contracts	(1,196)	(19,914)	(970)	(22,080)
	$(1,196)	$(46,570)	$(970)	$(48,736)

Totals	$532,220	$2,115,993	$11,037	$2,659,250

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,452	$0	$0	$(1)	$0	$(33)	$0	$(828)	$1,590	$(15)
Industrials	1,613	0	(255)	8	1	(8)	0	0	1,359	(15)
Asset-Backed Securities	40,978	773	(1,202)	55	16	289	0	(31,851)	9,058	62
Sovereign Issues	4,948	0	0	0	0	99	0	(5,047)	0	0

	$49,991	$773	$(1,457)	$62	$17	$347	$0	$(37,726)	$12,007	$32
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,092)	$0	$0	$0	$0	$122	$0	$0	$(970)	$121

Totals	$48,899	$773	$(1,457)	$62	$17	$469	$0	$(37,726)	$11,037	$153

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Westpac Banking Corp.
0.438% due 12/14/2012		$8,000	$8,006

Total Australia (Cost $8,000)			8,006

BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$200	201

Total Bermuda (Cost $193)			201

BRAZIL 10.4%
CORPORATE BONDS & NOTES 0.6%
Banco do Brasil S.A.
3.007% due 07/02/2014		$6,900	6,884
4.500% due 01/22/2015		860	901
Banco Santander Brasil S.A.
2.346% due 03/18/2014		26,800	26,958
Banco Votorantim Ltd.
3.246% due 03/28/2014		11,800	11,776
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	5,223

			51,742

SOVEREIGN ISSUES 9.8%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2013		171,804	106,383
10.000% due 01/01/2014		42,023	25,493
10.000% due 01/01/2017		977,382	567,932
10.000% due 01/01/2021		251,136	140,682

			840,490

Total Brazil (Cost $788,581)			892,232

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Sino-Forest Corp.
10.250% due 07/28/2014		$1,100	556

Total Canada (Cost $1,222)			556

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.186% due 09/20/2016		$8,000	7,948

CORPORATE BONDS & NOTES 0.0%
CFG Investment SAC
9.250% due 12/19/2013		600	618

Total Cayman Islands (Cost $8,451)			8,566

CHILE 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.524% due 04/20/2012		$17,000	17,017
Codelco, Inc.
4.750% due 10/15/2014		1,000	1,077

			18,094

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,532,292	3,750
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		656,696	1,414
3.000% due 07/01/2018		1,225,833	2,622
3.000% due 10/01/2018		32,835	71

			7,857

Total Chile (Cost $23,838)			25,951

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Parkson Retail Group Ltd.
7.875% due 11/14/2011		$1,900	1,925

Total China (Cost $1,939)			1,925

COLOMBIA 3.6%
CORPORATE BONDS & NOTES 0.2%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	29,422,000	17,402

SOVEREIGN ISSUES 3.4%
Bogota Distrito Capital
9.750% due 07/26/2028		31,200,000	22,279
Colombia Government International Bond
2.068% due 11/16/2015		$21,580	22,335
3.795% due 03/18/2013		1,350	1,389
7.750% due 04/14/2021	COP	51,943,000	33,488
8.250% due 12/22/2014		$2,040	2,480
9.850% due 06/28/2027	COP	120,546,000	87,578
12.000% due 10/22/2015		170,443,000	122,711

			292,260

Total Colombia (Cost $266,843)			309,662

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.246% due 12/07/2012		$8,343	8,294
Petroleum Export III Ltd.
3.747% due 04/08/2013		3,021	3,003

			11,297

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,733

Total Egypt (Cost $13,258)			13,030

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
8.500% due 07/25/2011		$5,800	5,840

Total El Salvador (Cost $5,817)			5,840

FRANCE 0.3%
CORPORATE BONDS & NOTES 0.3%
Dexia Credit Local S.A.
0.535% due 01/12/2012		$28,900	28,892

Total France (Cost $28,900)			28,892

GERMANY 0.0%
CORPORATE BONDS & NOTES 0.0%
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	551	795

Total Germany (Cost $754)			795

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$840	945
10.250% due 11/08/2011		5,700	5,871

Total Guatemala (Cost $6,797)			6,816

HUNGARY 0.9%
SOVEREIGN ISSUES 0.9%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,892
5.500% due 02/12/2016		6,319,600	32,546
6.000% due 10/12/2011		1,060,000	5,780
6.000% due 10/24/2012		537,300	2,932
6.500% due 06/24/2019		620,000	3,200
6.750% due 11/24/2017		478,000	2,532
7.500% due 11/12/2020		4,270,000	23,447

Total Hungary (Cost $70,688)			74,329

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ICICI Bank Ltd.
2.007% due 02/24/2014		$7,800	7,757
5.750% due 01/12/2012		11,200	11,463
5.875% due 10/20/2011		500	506
6.625% due 10/03/2012		3,500	3,684
ICICI Bank UK PLC
0.874% due 02/27/2012		4,000	4,005
State Bank of India
0.747% due 12/15/2011		15,000	14,942
4.500% due 07/27/2015		1,000	1,027

Total India (Cost $43,366)			43,384

INDONESIA 8.3%
CORPORATE BONDS & NOTES 0.3%
Majapahit Holding BV
7.250% due 10/17/2011		$23,300	23,618

SOVEREIGN ISSUES 8.0%
Indonesia Government International Bond
6.750% due 03/10/2014		2,440	2,729
7.375% due 09/15/2016	IDR	74,741,000	8,971
8.250% due 07/15/2021		355,000,000	43,192
8.375% due 09/15/2026		222,000,000	26,423
9.500% due 07/15/2023		112,807,000	14,648
9.500% due 07/15/2031		1,199,498,000	149,250
10.000% due 07/15/2017		79,000,000	10,552
10.000% due 09/15/2024		168,000,000	22,468
10.000% due 02/15/2028		503,351,000	66,447
10.500% due 08/15/2030		958,989,000	129,801
10.500% due 07/15/2038		295,238,000	39,544
11.000% due 12/15/2012		127,850,000	15,983
11.000% due 10/15/2014		85,000,000	11,210
11.000% due 11/15/2020		618,548,000	88,645
11.000% due 09/15/2025		170,000,000	24,365
11.250% due 05/15/2014		850,000	111
11.500% due 09/15/2019		46,330,000	6,740
12.800% due 06/15/2021		166,974,000	26,436
13.450% due 08/15/2011		50,000	6

			687,521

Total Indonesia (Cost $607,648)			711,139

IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
DanFin Funding Ltd.
0.976% due 07/16/2013		$5,000	5,001

Total Ireland (Cost $5,000)			5,001

ITALY 0.1%
CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$10,000	9,983

Total Italy (Cost $10,000)			9,983

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.4%
Intergas Finance BV
6.875% due 11/04/2011		$11,150	11,373
KazMunayGas National Co.
8.375% due 07/02/2013		80,595	88,151
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		23,807	25,265

Total Kazakhstan (Cost $123,498)			124,789

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	11,102
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.700% due 03/17/2016	RUB	1,930,300	71,749
Sberbank of Russia Via SB Capital S.A.
5.930% due 11/14/2011		$9,000	9,180
6.480% due 05/15/2013		14,150	15,265

Total Luxembourg (Cost $105,436)			107,296

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
7.000% due 05/22/2012		$7,535	7,953
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,057

			9,010

SOVEREIGN ISSUES 1.1%
Malaysia Government International Bond
3.434% due 08/15/2014	MYR	500	166
3.835% due 08/12/2015		224,680	75,670
4.262% due 09/15/2016		58,000	19,870
7.500% due 07/15/2011		$1,050	1,052

			96,758

Total Malaysia (Cost $103,239)			105,768

MEXICO 11.6%
BANK LOAN OBLIGATIONS 0.4%
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		$13,200	13,123
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		18,450	18,263

			31,386

CORPORATE BONDS & NOTES 0.3%
BBVA Bancomer S.A.
6.500% due 03/10/2021		550	564
7.250% due 04/22/2020		450	474
Hipotecaria Su Casita S.A. de C.V.
6.185% due 06/25/2012	MXN	152,860	3,981
6.445% due 03/26/2012		23,650	624
Pemex Project Funding Master Trust
0.853% due 12/03/2012		$14,500	14,536
5.500% due 02/24/2025	EUR	5,000	6,995
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	25,000	2,227

			29,401

SOVEREIGN ISSUES 10.9%
Mexico Government International Bond
6.000% due 06/18/2015		231,100	19,773
6.500% due 06/10/2021		282,000	23,269
7.000% due 06/19/2014		471,300	41,971
7.750% due 12/14/2017		704,300	64,404
8.000% due 12/17/2015		53,100	4,864
8.000% due 06/11/2020		1,126,000	103,416
8.500% due 12/13/2018		2,291,267	216,849
9.000% due 12/22/2011		463,200	40,427
9.000% due 12/20/2012		1,012,018	91,375
9.500% due 12/18/2014		2,924,102	278,489
10.000% due 12/05/2024		474,580	50,053

			934,890

Total Mexico (Cost $932,836)			995,677

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
NXP BV
4.077% due 10/15/2013	EUR	16,237	23,488
Volkswagen International Finance NV
0.917% due 04/01/2014		$33,000	33,139

Total Netherlands (Cost $55,070)			56,627

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$5,510	6,518
9.375% due 07/23/2012		1,300	1,414

Total Panama (Cost $7,696)			7,932

PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	12,086
6.900% due 08/12/2037		34,550	12,084
7.840% due 08/12/2020		99,150	39,819
9.125% due 02/21/2012		$8,000	8,441
9.910% due 05/05/2015	PEN	86,234	36,160

Total Peru (Cost $107,244)			108,590

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.0%
National Power Corp.
4.508% due 08/23/2011		$5,500	5,504

SOVEREIGN ISSUES 0.3%
Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,006,000	23,218

Total Philippines (Cost $28,249)			28,722

POLAND 10.2%
SOVEREIGN ISSUES 10.2%
Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	4,863
0.000% due 10/25/2012		419,200	143,886
0.000% due 01/25/2013		86,400	29,295
4.270% due 01/25/2015		43,920	16,057
4.750% due 04/25/2012		64,400	23,487
5.000% due 10/24/2013		30,000	10,973
5.000% due 04/25/2016		119,900	43,400
5.250% due 04/25/2013		50,000	18,379
5.250% due 10/25/2017		57,140	20,663
5.250% due 10/25/2020		40,600	14,331
5.500% due 04/25/2015		1,005,170	371,950
5.500% due 10/25/2019		186,700	67,274
5.750% due 04/25/2014		243,680	90,901
6.250% due 07/03/2012		$1,000	1,053
6.250% due 10/24/2015	PLN	56,790	21,520

Total Poland (Cost $791,775)			878,032

QATAR 0.9%
CORPORATE BONDS & NOTES 0.8%
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		$9,210	10,102
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		45,880	47,910
5.500% due 09/30/2014		8,600	9,414
5.832% due 09/30/2016		3,089	3,374

			70,800

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
5.150% due 04/09/2014		3,200	3,480

Total Qatar (Cost $72,804)			74,280

RUSSIA 5.6%
CORPORATE BONDS & NOTES 5.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	2,350	3,502
5.670% due 03/05/2014		$4,570	4,878
6.103% due 06/27/2012		46,200	48,230
7.700% due 08/07/2013		5,700	6,331
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	500,000	6,090
4.560% due 12/09/2012	EUR	2,600	3,865
7.343% due 04/11/2013		$1,700	1,854
7.510% due 07/31/2013		7,500	8,306
8.125% due 07/31/2014		9,050	10,286
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,191	1,311
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		15,779	16,404
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		97,550	109,306
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,195
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		9,950	10,803
7.175% due 05/16/2013		44,670	48,299
9.000% due 06/11/2014		5,810	6,660
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		2,100	2,229
6.468% due 07/02/2013		19,160	20,741
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		7,000	7,849
TNK-BP Finance S.A.
6.125% due 03/20/2012		21,050	21,766
6.875% due 07/18/2011		41,265	41,420
7.500% due 03/13/2013		9,100	9,873
VimpelCom Holdings BV
4.246% due 06/29/2014		41,500	41,707
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		22,135	23,462
7.500% due 10/12/2011		6,000	6,109

			462,476

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
3.625% due 04/29/2015		8,000	8,260
7.850% due 03/10/2018	RUB	310,000	11,655

			19,915

Total Russia (Cost $476,592)			482,391

SOUTH AFRICA 12.7%
SOVEREIGN ISSUES 12.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	666
6.250% due 03/31/2036	ZAR	190,200	20,779
6.750% due 03/31/2021		2,101,400	275,975
7.250% due 01/15/2020		1,608,300	220,953
7.375% due 04/25/2012		$5,000	5,269
7.500% due 01/15/2014	ZAR	131,900	19,798
8.000% due 12/21/2018		1,339,560	194,880
8.250% due 09/15/2017		2,002,800	298,120
8.750% due 12/21/2014		76,900	11,921
13.500% due 09/15/2015		221,800	39,741

Total South Africa (Cost $1,020,878)			1,088,102

SOUTH KOREA 1.2%
CORPORATE BONDS & NOTES 0.2%
Korea Exchange Bank
0.604% due 07/20/2012		$11,000	10,908
Shinhan Bank
1.561% due 11/16/2012		1,000	999
Woori Bank
0.608% due 09/14/2011		2,800	2,790

			14,697

SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
1.300% due 03/13/2012		40,400	40,406
1.660% due 02/14/2013	EUR	5,100	7,127
5.500% due 10/17/2012		$3,900	4,106
5.875% due 01/14/2015		2,000	2,202
Korea Development Bank
0.450% due 09/12/2011		1,800	1,797
0.538% due 11/22/2012		3,200	3,149
1.479% due 04/03/2014	EUR	4,500	6,277
5.300% due 01/17/2013		$9,200	9,729
5.750% due 05/13/2012		1,000	1,037
8.000% due 01/23/2014		4,800	5,465
Korea National Housing Corp.
0.508% due 11/22/2011		9,000	8,978

			90,273

Total South Korea (Cost $102,905)			104,970

THAILAND 3.0%
SOVEREIGN ISSUES 3.0%
Thailand Government Bond
3.125% due 12/11/2015	THB	300,000	9,532
3.625% due 05/22/2015		4,045,200	131,521
3.875% due 06/13/2019		2,180,201	71,878
4.250% due 03/13/2013		120,300	3,951
5.125% due 03/13/2018		508,330	17,821
5.250% due 05/12/2014		472,890	16,083
6.150% due 07/07/2026		118,000	4,798

Total Thailand (Cost $242,758)			255,584

TUNISIA 0.6%
SOVEREIGN ISSUES 0.6%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,000	1,512
7.375% due 04/25/2012		$46,900	48,893

Total Tunisia (Cost $50,397)			50,405

TURKEY 5.6%
SOVEREIGN ISSUES 5.6%
Turkey Government International Bond
0.000% due 08/03/2011	TRY	309,300	189,248
0.000% due 11/16/2011		133,700	79,895
0.000% due 01/25/2012		106,140	62,430
0.000% due 04/25/2012		34,080	19,605
0.000% due 08/08/2012		43,000	24,178
0.000% due 11/07/2012		56,300	30,803
10.500% due 01/15/2020		49,630	32,582
11.000% due 08/06/2014		7,300	4,732
11.500% due 01/23/2012		$3,000	3,173
14.000% due 09/26/2012	TRY	8,600	5,622
16.000% due 03/07/2012		19,600	12,668
16.000% due 08/28/2013		3,600	2,523
Turkey Government International CPI Linked Bond
4.000% due 04/29/2015 (c)		6,587	4,308
10.000% due 02/15/2012 (c)		928	606
12.000% due 08/14/2013 (c)		5,489	4,151

Total Turkey (Cost $499,461)			476,524

UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$20,600	21,671

Total United Arab Emirates (Cost $21,398)			21,671

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Barclays Bank PLC
0.450% due 09/11/2017		$750	723
HBOS PLC
0.452% due 09/06/2017		2,500	2,219
Nationwide Building Society
1.730% due 12/22/2016	EUR	1,150	1,587
Vodafone Group PLC
0.534% due 02/27/2012		$200	200

Total United Kingdom (Cost $4,606)			4,729

UNITED STATES 1.7%
ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
0.226% due 12/25/2036		$316	304
1.086% due 07/25/2037		518	508
Countrywide Asset-Backed Certificates
0.286% due 05/25/2047		193	186
0.286% due 09/25/2047		580	571
Credit-Based Asset Servicing & Securitization LLC
0.306% due 07/25/2037		46	43
MASTR Asset-Backed Securities Trust
0.266% due 05/25/2037		464	444
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		374	179
Soundview Home Equity Loan Trust
0.986% due 10/25/2037		13	13

			2,248

BANK LOAN OBLIGATIONS 0.0%
Georgia-Pacific Corp.
2.246% due 12/21/2012		84	85
2.250% due 12/21/2012		3,629	3,631

			3,716

CORPORATE BONDS & NOTES 1.6%
Ally Financial, Inc.
3.466% due 02/11/2014		13,600	13,374
6.000% due 12/15/2011		1,400	1,421
6.875% due 09/15/2011		800	807
American International Group, Inc.
5.375% due 10/18/2011		4,525	4,582
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,588
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,108
Bank of America N.A.
0.527% due 06/15/2016		12,000	10,912
CIT Group, Inc.
5.250% due 04/01/2014		18,000	18,000
Dow Chemical Co.
2.518% due 08/08/2011		3,100	3,107
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		3,600	3,654
8.000% due 06/01/2014		1,100	1,207
9.875% due 08/10/2011		2,400	2,418
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		1,000	937
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		700	699
PACCAR, Inc.
1.422% due 09/14/2012		4,000	4,058
Pemex Project Funding Master Trust
0.853% due 12/03/2012		10,000	10,025
Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,543
SLM Corp.
0.504% due 10/25/2011		300	299
5.375% due 05/15/2014		600	625
SSIF Nevada LP
0.981% due 04/14/2014		10,000	10,008
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	657
Verizon Communications, Inc.
0.856% due 03/28/2014		33,000	33,336
Wachovia Bank N.A.
0.577% due 03/15/2016		400	380
0.653% due 11/03/2014		1,800	1,771
Wachovia Corp.
0.404% due 04/23/2012		2,000	2,002
0.408% due 10/15/2011		1,000	1,001
0.648% due 10/15/2016		2,400	2,306

			137,825

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
5.635% due 03/20/2036		382	325
BCAP LLC Trust
0.356% due 01/25/2037		1,063	561
Bear Stearns Adjustable Rate Mortgage Trust
4.845% due 01/25/2035		51	46
5.649% due 02/25/2036		424	273
Bear Stearns Alt-A Trust
2.916% due 09/25/2035		77	56
4.189% due 08/25/2036 (a)		641	150

Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034		71	71
4.986% due 07/25/2046		279	185
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		362	267
Countrywide Home Loan Mortgage Pass-Through Trust
5.684% due 09/25/2047		181	124
GSR Mortgage Loan Trust
5.267% due 11/25/2035		336	270
Harborview Mortgage Loan Trust
5.404% due 08/19/2036		147	108
Homebanc Mortgage Trust
5.797% due 04/25/2037		369	310
Luminent Mortgage Trust
0.366% due 12/25/2036		176	101
MASTR Alternative Loans Trust
0.586% due 03/25/2036		142	47
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		95	90
Residential Accredit Loans, Inc.
5.714% due 02/25/2036 (a)		313	158
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		381	171
Sequoia Mortgage Trust
2.512% due 01/20/2047		158	115
Structured Adjustable Rate Mortgage Loan Trust
5.759% due 03/25/2036		334	237
WaMu Mortgage Pass-Through Certificates
5.028% due 01/25/2037		288	218
5.239% due 04/25/2037		192	140
5.302% due 12/25/2036		172	127
5.835% due 09/25/2036		281	212
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037		445	362

			4,724

Total United States (Cost $148,659)			148,513

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
PCCW-HKT Capital Ltd.
8.000% due 11/15/2011		$1,000	1,021

Total Virgin Islands (British) (Cost $1,022)			1,021

SHORT-TERM INSTRUMENTS 13.5%
CERTIFICATES OF DEPOSIT 3.0%
Banco Bradesco S.A.
0.000% due 08/26/2011		$5,500	5,486
1.955% due 01/24/2013		35,100	35,390
Banco Do Brasil S.A.
0.000% due 08/15/2011		46,000	45,946
Industrial & Commercial Bank of China Ltd.
0.000% due 08/18/2011		22,000	22,000
Itau Unibanco S.A.
0.000% due 08/08/2011		23,000	22,948
0.000% due 08/10/2011		23,000	22,968
0.000% due 09/06/2011		50,000	49,895
0.000% due 09/12/2011		40,200	40,109
0.000% due 01/17/2012		8,700	8,634

			253,376

REPURCHASE AGREEMENTS 0.3%
Barclays Capital, Inc.
0.010% due 07/01/2011		24,000	24,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $24,419. Repurchase proceeds are $24,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		2,721	2,721

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,780. Repurchase proceeds are $2,721.)			26,721

SHORT-TERM NOTES 4.5%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		7,900	7,835
2.596% due 12/29/2011		17,700	17,553
Bank Negara Malaysia Monetary Notes
2.709% due 08/09/2011	MYR	150,000	49,534
2.740% due 08/16/2011		205,900	67,956
2.768% due 08/04/2011		71,540	23,632
2.853% due 08/02/2011		455,900	150,626
2.857% due 08/23/2011		30,000	9,895
2.884% due 09/20/2011		4,130	1,359
2.981% due 09/29/2011		154,200	50,705
Bank of Thailand
2.030% due 07/07/2011	THB	73,000	2,375
Korea Finance Corp.
0.054% due 12/10/2011		$2,500	2,494

			383,964

JAPAN TREASURY BILLS 0.9%
0.101% due 08/15/2011	JPY	6,080,000	75,514

MEXICO TREASURY BILLS 0.4%
4.640% due 09/22/2011 - 12/29/2011 (b)	MXN	458,451	38,740

TURKEY TREASURY BILLS 0.1%
6.901% due 07/20/2011	TRY	9,000	5,526

U.S. TREASURY BILLS 0.2%
0.034% due 08/04/2011 - 10/20/2011 (b)(e)(f)		$22,066	22,065

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.1%
		34,914,986	349,813

Total Short-Term Instruments (Cost $1,158,536)			1,155,719

PURCHASED OPTIONS (h) 0.0%
(Cost $1,153)			1,532

Total Investments 98.1% (Cost $7,947,507)			$8,425,182
Written Options (i) (0.0%) (Premiums $5,079)			(3,182)
Other Assets and Liabilities (Net) 1.9%			163,407

Net Assets 100.0%			$8,585,407

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $16,822 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $2,416 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2012	920	$553

(g)	Swap agreements outstanding on June 30, 2011:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD- LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$4,066	$446	$(455)	$901
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD- LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY	67,469	6,923	(2,347)	9,270
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD- LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI	30,052	4,831	916	3,915

						$12,200	$(1,886)	$14,086

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%	$15,100	$25	$0	$25
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.053%	4,900	(429)	(615)	186
Emirate of Abu Dhabi Government Bond	BNP	1.000%	03/20/2016	0.882%	25,000	142	(153)	295
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	06/20/2016	0.915%	21,000	91	(102)	193
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%	6,300	28	3	25
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.544%	2,500	(65)	(71)	6
Export-Import Bank of China	MSC	1.000%	09/20/2016	1.544%	1,000	(26)	(27)	1
Kazakhstan Government International Bond	CSFB	1.000%	03/20/2013	0.671%	15,000	89	76	13
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	0.671%	15,000	90	76	14
Kazakhstan Government International Bond	MSC	1.000%	03/20/2013	0.671%	15,000	90	67	23
Kazakhstan Government International Bond	RBS	1.000%	03/20/2013	0.671%	15,000	90	55	35
Panama Government International Bond	BCLY	1.000%	03/20/2012	0.353%	10,000	50	63	(13)
Panama Government International Bond	CSFB	1.000%	03/20/2012	0.353%	30,000	151	197	(46)
Panama Government International Bond	DUB	1.000%	03/20/2012	0.353%	50,000	252	317	(65)
Panama Government International Bond	MSC	1.000%	03/20/2012	0.353%	15,000	75	103	(28)
Pemex Project Funding Master Trust	CSFB	1.000%	06/20/2013	0.812%	20,000	81	123	(42)
Peru Government International Bond	CITI	1.000%	03/20/2012	0.389%	25,000	120	164	(44)
Peru Government International Bond	CSFB	1.000%	03/20/2012	0.389%	30,000	143	187	(44)
Peru Government International Bond	DUB	1.000%	03/20/2012	0.389%	50,000	239	317	(78)
Qatar Government International Bond	CSFB	1.000%	03/20/2016	0.913%	25,000	107	(153)	260
Qatar Government International Bond	HSBC	1.000%	06/20/2016	0.946%	500	1	(4)	5
Qatar Government International Bond	MSC	1.000%	06/20/2016	0.946%	13,000	38	(4)	42
Russia Government International Bond	CITI	1.000%	03/20/2012	0.423%	35,000	158	215	(57)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	09/20/2011	0.984%	32,000	11	61	(50)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	JPM	1.000%	03/20/2012	0.984%	10,000	4	(5)	9

						$1,555	$890	$665

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP	BRL	29,000	$309	$24	$285
Pay	1-Year BRL-CDI	11.260%	01/02/2012	CITI		105,000	(315)	0	(315)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	733	0	733
Pay	1-Year BRL-CDI	12.020%	01/02/2012	JPM		21,900	16	0	16
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		43,000	282	6	276
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		23,600	1,576	0	1,576
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		1,068,400	2,498	2,402	96
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		500,500	1,649	3,508	(1,859)
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		128,600	(341)	0	(341)
Pay	1-Year BRL-CDI	12.075%	01/02/2013	MLP		350,000	(929)	0	(929)
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HSBC		214,900	(164)	5	(169)
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MSC		861,900	(409)	147	(556)
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UBS		492,000	81	460	(379)
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		268,000	2,528	2,424	104
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		25,800	(103)	42	(145)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	10	5	5
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UBS		375,000	(428)	22	(450)
Pay	1-Year BRL-CDI	12.440%	01/02/2014	MLP		500,000	(256)	88	(344)
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(45)	0	(45)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(62)	0	(62)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	16	0	16
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	6	0	6
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	10	0	10
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	(80)	0	(80)
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BCLY		83,000	(105)	0	(105)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	(188)	0	(188)
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	(100)	(6)	(94)
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	(562)	(6)	(556)
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	12	0	12
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CITI	PLN	481,420	(116)	(67)	(49)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CITI		$35,300	(246)	240	(486)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HSBC		70,600	(492)	364	(856)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		21,700	(724)	1,261	(1,985)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		13,300	(444)	725	(1,169)
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BCLY	ZAR	99,000	(560)	(6)	(554)
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	388	0	388
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BCLY		4,689,200	536	97	439
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HSBC		8,385,000	959	(95)	1,054
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	34	(8)	42
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MSC		2,950,000	(115)	0	(115)
Receive	6-Month PLN-WIBOR	5.590%	02/11/2021	MSC	PLN	124,400	(968)	167	(1,135)
Receive	6-Month PLN-WIBOR	5.610%	02/11/2021	DUB		51,700	(437)	4	(441)
Receive	6-Month PLN-WIBOR	5.750%	09/15/2021	CITI		30,000	(302)	30	(332)
Receive	6-Month PLN-WIBOR	5.750%	09/15/2021	HSBC		30,000	(302)	30	(332)

Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	(32)	0	(32)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	(42)	0	(42)
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	(27)	0	(27)
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	(28)	0	(28)
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	235	(26)	261
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		1,088,000	(6)	62	(68)
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BCLY		285,000	(377)	0	(377)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(1,736)	0	(1,736)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(525)	(4)	(521)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	3,800,000	2,643	(96)	2,739
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		996,000	9,582	0	9,582
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BCLY		354,000	(392)	0	(392)
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MSC		347,000	(384)	13	(397)
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HSBC		600,000	(553)	(7)	(546)
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MSC		995,000	(917)	340	(1,257)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	(170)	(1)	(169)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	MLP		500,000	(1,286)	(4)	(1,282)
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		1,400	5	(1)	6
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	3	0	3
Pay	28-Day MXN TIIE	6.960%	07/27/2020	MLP		210,000	(278)	567	(845)
Pay	28-Day MXN TIIE	7.850%	05/28/2021	MSC		340,000	1,258	18	1,240
Pay	28-Day MXN TIIE	7.500%	06/02/2021	BCLY		330,000	475	568	(93)
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	218	0	218

							$10,516	$13,292	$(2,776)

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$292,100	$1,153	$1,532

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	898	$227	$(199)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	898	338	(192)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	157	52	(66)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	157	73	(14)

				$690	$(471)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$584,200	$1,169	$(341)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	254,700	594	(486)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	254,700	1,167	(941)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	243,200	462	(378)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	243,200	997	(565)

							$4,389	$(2,711)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	11,039	07/2011	BCLY	$73	$0	$73
Buy		8,192	07/2011	DUB	453	0	453
Buy		174,333	07/2011	HSBC	4,461	0	4,461
Sell		352,108	07/2011	MSC	0	(5,397)	(5,397)
Buy		158,544	07/2011	UBS	5,445	0	5,445
Sell		33,803	08/2011	BCLY	0	(377)	(377)
Buy		43,884	08/2011	HSBC	934	0	934
Sell		60,542	08/2011	HSBC	0	(921)	(921)
Buy		3,162	08/2011	MSC	48	0	48
Buy		112,980	08/2011	RBS	1,821	0	1,821
Buy		56,094	08/2011	UBS	1,706	0	1,706
Sell		118,614	08/2011	UBS	0	(3,082)	(3,082)
Buy		33,963	09/2011	BCLY	371	0	371
Buy		19,783	09/2011	DUB	212	0	212
Buy		19,218	09/2011	HSBC	317	0	317
Sell		146,982	09/2011	HSBC	0	(3,603)	(3,603)
Buy		73,184	09/2011	UBS	1,274	0	1,274
Buy	CAD	372	09/2011	BNP	7	0	7
Buy		8,501	09/2011	DUB	168	0	168
Buy		3,472	09/2011	RBC	72	0	72
Buy	CLP	1,002,804	09/2011	DUB	42	0	42
Buy		751,826	09/2011	MSC	31	0	31
Buy		502,164	09/2011	UBS	22	0	22
Buy		1,931,000	10/2011	BCLY	75	0	75
Buy		2,451,466	10/2011	JPM	31	0	31
Buy	CNY	20,012	11/2011	BCLY	19	(2)	17
Buy		44,864	11/2011	CITI	65	(44)	21
Buy		32,125	11/2011	DUB	0	(12)	(12)
Buy		45,279	11/2011	HSBC	0	(43)	(43)
Sell		750	11/2011	HSBC	0	(1)	(1)
Buy		43,537	11/2011	JPM	92	(7)	85
Sell		320	11/2011	JPM	0	0	0
Buy		12,182	11/2011	RBS	9	0	9
Buy		19,388	11/2011	UBS	10	0	10
Buy		15,850	02/2012	BCLY	0	(10)	(10)
Buy		32,400	02/2012	CITI	47	0	47
Sell		131,240	02/2012	CITI	0	(98)	(98)
Buy		277,126	02/2012	DUB	412	0	412
Buy		86,658	02/2012	GSC	99	0	99
Buy		40,283	02/2012	HSBC	45	0	45
Buy		215,422	02/2012	JPM	60	(3)	57
Buy		66,210	02/2012	UBS	314	0	314
Buy		19,000	06/2012	CITI	2	0	2
Buy		14,000	06/2012	DUB	1	(5)	(4)
Buy		15,205	06/2012	GSC	1	0	1
Buy		15,000	06/2012	HSBC	2	0	2
Buy		5,934	06/2012	JPM	0	0	0
Buy		95,445	06/2012	RBS	0	(59)	(59)
Buy		54,000	06/2012	SOG	0	(29)	(29)

Buy		34,367	02/2013	BCLY	0	(41)	(41)
Buy		29,923	02/2013	CITI	0	(36)	(36)
Buy		97,556	02/2013	DUB	0	(76)	(76)
Buy		192,866	02/2013	JPM	0	(193)	(193)
Buy		97,095	08/2013	DUB	468	0	468
Buy		40,000	04/2014	RBS	0	(93)	(93)
Buy		31,920	09/2015	DUB	49	0	49
Buy		31,950	09/2015	JPM	274	0	274
Buy	COP	17,906,475	09/2011	CITI	77	0	77
Sell		16,984,586	09/2011	CITI	17	0	17
Sell		18,633,330	09/2011	DUB	0	(6)	(6)
Buy		4,502,500	09/2011	MSC	38	0	38
Sell		15,256,400	09/2011	MSC	2	0	2
Buy	CZK	125,969	08/2011	HSBC	4	(61)	(57)
Sell	EUR	1,582	07/2011	BCLY	0	(47)	(47)
Buy		1,212	07/2011	BNP	15	0	15
Sell		462	07/2011	CITI	0	(8)	(8)
Sell		21,761	07/2011	CSFB	0	(161)	(161)
Sell		17,953	07/2011	JPM	0	(121)	(121)
Sell		2,381	07/2011	MSC	0	(82)	(82)
Buy		2,500	07/2011	RBS	35	0	35
Sell		14,540	07/2011	RBS	0	(129)	(129)
Sell	HKD	391	09/2011	BCLY	0	0	0
Buy		20,000	09/2011	CITI	4	0	4
Sell		60,428	09/2011	CITI	4	0	4
Buy		40,819	09/2011	HSBC	3	(5)	(2)
Buy	HUF	3,401,451	07/2011	BCLY	1,205	0	1,205
Sell		4,974,117	07/2011	BCLY	15	(1,394)	(1,379)
Buy		965,588	07/2011	BOA	255	0	255
Buy		1,878,378	07/2011	CITI	223	0	223
Sell		3,172,501	07/2011	CITI	0	(1,391)	(1,391)
Buy		12,880,281	07/2011	DUB	8,679	0	8,679
Sell		7,060,200	07/2011	DUB	0	(2,702)	(2,702)
Buy		2,640,200	07/2011	HSBC	370	0	370
Sell		6,995,850	07/2011	HSBC	13	(562)	(549)
Buy		2,406,449	07/2011	JPM	1,328	0	1,328
Sell		2,197,908	07/2011	JPM	0	(1,162)	(1,162)
Sell		1,570,482	07/2011	MSC	0	(286)	(286)
Buy	IDR	172,780,000	07/2011	BCLY	146	0	146
Sell		299,218,425	07/2011	BCLY	0	(773)	(773)
Buy		1,565,700	07/2011	CITI	13	0	13
Sell		35,668,380	07/2011	CITI	0	(45)	(45)
Sell		139,797,176	07/2011	DUB	0	(190)	(190)
Sell		73,433,840	07/2011	GSC	0	(33)	(33)
Buy		28,047,300	07/2011	HSBC	54	0	54
Sell		36,199,667	07/2011	HSBC	0	(181)	(181)
Buy		284,131,850	07/2011	JPM	859	0	859
Sell		31,535,000	07/2011	JPM	0	(241)	(241)
Buy		60,200,000	07/2011	MSC	19	0	19
Sell		13,230,902	07/2011	MSC	0	(12)	(12)
Buy		73,936,000	10/2011	BCLY	525	0	525
Buy		46,650,000	10/2011	CITI	379	0	379
Buy		130,875,000	10/2011	JPM	90	0	90
Sell		45,848,079	10/2011	RBS	0	(398)	(398)
Buy		117,894,700	01/2012	DUB	18	0	18

Buy		53,160,000	01/2012	UBS	59	0	59
Buy		66,899,650	07/2012	CITI	24	0	24
Buy		57,779,220	07/2012	DUB	0	(4)	(4)
Buy		133,185,110	07/2012	HSBC	0	(19)	(19)
Buy		133,769,220	07/2012	MSC	0	(10)	(10)
Buy	ILS	6,672	08/2011	BCLY	15	0	15
Buy		12,116	08/2011	CSFB	2	0	2
Buy		110,056	08/2011	HSBC	252	0	252
Buy		34,281	08/2011	JPM	62	(6)	56
Buy		405	08/2011	MSC	2	0	2
Buy	INR	2,272	08/2011	BCLY	1	0	1
Buy		407,080	08/2011	BNP	83	0	83
Buy		234,800	08/2011	CITI	239	0	239
Sell		215,339	08/2011	CITI	0	(145)	(145)
Buy		935,332	08/2011	DUB	554	0	554
Sell		938,174	08/2011	GSC	0	(614)	(614)
Buy		1,388,700	08/2011	HSBC	1,188	0	1,188
Buy		1,836,091	08/2011	JPM	1,039	0	1,039
Buy		2,122,140	08/2011	RBS	1,677	0	1,677
Sell		196,684	08/2011	RBS	0	(129)	(129)
Sell		298,119	08/2011	SOG	0	(202)	(202)
Sell	JPY	661,320	07/2011	CITI	0	(186)	(186)
Sell		2,574,974	07/2011	JPM	0	(1,246)	(1,246)
Sell		509,266	07/2011	MSC	0	(95)	(95)
Sell		585,969	07/2011	RBS	0	(66)	(66)
Sell		6,080,000	08/2011	JPM	0	(367)	(367)
Buy	KRW	3,783,850	08/2011	BCLY	38	0	38
Sell		329,400	08/2011	BCLY	0	(8)	(8)
Buy		4,292,000	08/2011	BNP	13	0	13
Buy		48,573,000	08/2011	CITI	1,133	0	1,133
Buy		2,197,000	08/2011	HSBC	54	0	54
Buy		46,521,500	08/2011	JPM	627	0	627
Sell		1,083,900	08/2011	MSC	0	(14)	(14)
Buy		18,422,540	11/2011	CITI	297	0	297
Buy		16,000,000	11/2011	GSC	234	0	234
Buy		27,000,000	11/2011	JPM	429	0	429
Buy	MXN	60,552	07/2011	BCLY	171	0	171
Sell		130,760	07/2011	BCLY	0	(415)	(415)
Buy		423,194	07/2011	CITI	1,059	(11)	1,048
Sell		1,382,071	07/2011	CITI	0	(1,064)	(1,064)
Buy		494,003	07/2011	DUB	1,924	0	1,924
Sell		219,287	07/2011	DUB	0	(926)	(926)
Buy		1,172,603	07/2011	HSBC	3,808	0	3,808
Sell		453,107	07/2011	HSBC	0	(801)	(801)
Buy		6,227	07/2011	MSC	5	0	5
Sell		30,000	07/2011	MSC	3	0	3
Buy		9,593	07/2011	RBS	0	(7)	(7)
Sell		12,145	07/2011	RBS	0	0	0
Buy		61,198	07/2011	UBS	226	0	226
Sell		420,553	11/2011	BCLY	0	(580)	(580)
Buy		1,180,423	11/2011	CITI	344	(3)	341
Buy		147,246	11/2011	DUB	132	0	132
Sell		156,726	11/2011	DUB	108	0	108
Buy		179,385	11/2011	HSBC	130	0	130
Buy		35,436	11/2011	MSC	41	0	41

Sell		6,227	11/2011	MSC	0	(5)	(5)
Sell		179,727	11/2011	RBS	0	(161)	(161)
Buy		322,935	11/2011	UBS	41	(53)	(12)
Sell		83	11/2011	UBS	0	0	0
Buy	MYR	528,023	08/2011	BCLY	3,358	0	3,358
Buy		740,696	08/2011	CITI	4,599	0	4,599
Sell		60,439	08/2011	CITI	0	(186)	(186)
Buy		214,089	08/2011	DUB	643	(193)	450
Sell		275,452	08/2011	DUB	912	0	912
Buy		70,104	08/2011	GSC	246	0	246
Sell		152,617	08/2011	GSC	0	(918)	(918)
Buy		283,184	08/2011	HSBC	1,331	(61)	1,270
Sell		12,324	08/2011	HSBC	0	(86)	(86)
Buy		356,911	08/2011	JPM	1,940	(86)	1,854
Sell		432,861	08/2011	JPM	1,725	0	1,725
Buy		84,648	11/2011	CITI	0	(424)	(424)
Buy		18,378	11/2011	UBS	71	0	71
Buy	PEN	2,120	08/2011	CITI	11	0	11
Sell		31,212	08/2011	CITI	0	(19)	(19)
Buy		44,405	08/2011	DUB	48	0	48
Sell		80,167	08/2011	DUB	0	(92)	(92)
Buy		212,230	08/2011	MSC	245	0	245
Sell		38,498	08/2011	MSC	0	(107)	(107)
Buy	PHP	584,902	11/2011	BCLY	310	0	310
Buy		72,800	11/2011	CITI	31	0	31
Buy		439,550	11/2011	DUB	104	0	104
Buy		234,092	11/2011	JPM	106	0	106
Buy		4,772,470	03/2012	CITI	87	(284)	(197)
Sell		439,500	03/2012	GSC	0	(76)	(76)
Buy		2,055,100	03/2012	JPM	0	(116)	(116)
Sell		21,880	03/2012	JPM	0	(1)	(1)
Buy	PLN	8,000	07/2011	CITI	0	(89)	(89)
Sell		36,028	07/2011	CITI	0	(634)	(634)
Buy		88,529	08/2011	BCLY	1,370	0	1,370
Sell		198,207	08/2011	BCLY	0	(2,514)	(2,514)
Buy		43,097	08/2011	CITI	241	0	241
Buy		287,547	08/2011	DUB	4,511	(4)	4,507
Buy		228,885	08/2011	HSBC	419	(1,567)	(1,148)
Buy		212,994	08/2011	JPM	3,490	0	3,490
Sell		699	08/2011	JPM	0	(12)	(12)
Sell		41,466	08/2011	MSC	0	(594)	(594)
Sell		273,982	08/2011	UBS	0	(4,731)	(4,731)
Buy	RON	2,931	08/2011	BNP	0	(1)	(1)
Buy		9,390	08/2011	CITI	201	0	201
Sell		18,169	08/2011	CITI	0	(429)	(429)
Buy	RUB	10,319,756	07/2011	BCLY	4,777	(309)	4,468
Sell		10,319,756	07/2011	BCLY	488	(922)	(434)
Buy		2,845,031	07/2011	BOA	0	(212)	(212)
Sell		2,845,031	07/2011	BOA	94	0	94
Buy		3,190,894	07/2011	CITI	3,448	(2)	3,446
Sell		3,190,894	07/2011	CITI	236	(14)	222
Buy		1,323,892	07/2011	DUB	68	(151)	(83)
Sell		1,323,892	07/2011	DUB	92	(545)	(453)
Buy		6,133,946	07/2011	HSBC	0	(458)	(458)
Sell		6,133,946	07/2011	HSBC	0	(269)	(269)

Buy		3,709,221	07/2011	JPM	2,581	0	2,581
Sell		3,709,221	07/2011	JPM	277	0	277
Buy		491,750	07/2011	MSC	80	(119)	(39)
Sell		491,750	07/2011	MSC	34	(15)	19
Buy		3,532,871	09/2011	BCLY	1,094	(5)	1,089
Buy		2,845,031	09/2011	BOA	73	0	73
Buy		1,027,024	09/2011	CITI	241	(8)	233
Buy		807,774	09/2011	DUB	32	(10)	22
Buy		6,133,946	09/2011	HSBC	698	0	698
Buy		1,595,697	09/2011	JPM	291	(76)	215
Buy		443,044	09/2011	MSC	188	0	188
Buy		58,080	07/2012	CITI	1	0	1
Buy	SGD	2,453	07/2011	UBS	0	(3)	(3)
Sell		2,453	07/2011	UBS	0	(5)	(5)
Buy		22,036	09/2011	BCLY	566	(8)	558
Buy		63,820	09/2011	CITI	1,280	0	1,280
Buy		27,400	09/2011	DUB	550	0	550
Buy		5,000	09/2011	GSC	10	0	10
Sell		431	09/2011	GSC	0	(1)	(1)
Buy		14,755	09/2011	HSBC	22	(9)	13
Sell		39,739	09/2011	HSBC	0	(255)	(255)
Buy		51,725	09/2011	JPM	1,451	0	1,451
Sell		1	09/2011	MSC	0	0	0
Buy		50,112	09/2011	RBS	1,283	0	1,283
Buy		7,715	09/2011	UBS	10	0	10
Buy	THB	2,968,158	07/2011	BCLY	319	(177)	142
Buy		1,363,000	07/2011	CITI	0	(662)	(662)
Sell		456,300	07/2011	CITI	157	0	157
Buy		5,302,544	07/2011	DUB	708	(342)	366
Sell		556,371	07/2011	DUB	422	0	422
Buy		459,750	07/2011	GSC	0	(45)	(45)
Buy		622,188	07/2011	HSBC	40	(1)	39
Buy		3,129,455	07/2011	JPM	794	(503)	291
Sell		2,120,300	07/2011	JPM	916	0	916
Buy		186,720	10/2011	UBS	35	0	35
Buy	TRY	32,266	07/2011	BCLY	0	(215)	(215)
Sell		118,090	07/2011	BCLY	1,329	0	1,329
Buy		19,581	07/2011	DUB	33	(412)	(379)
Sell		33,663	07/2011	DUB	1,059	0	1,059
Buy		271,706	07/2011	GSC	11	(4,695)	(4,684)
Sell		1,601	07/2011	GSC	18	0	18
Buy		108,310	07/2011	HSBC	200	(1,191)	(991)
Sell		28,869	07/2011	HSBC	972	0	972
Buy		316,695	07/2011	JPM	53	(4,578)	(4,525)
Sell		421,886	07/2011	JPM	4,991	(71)	4,920
Buy		22,672	07/2011	MSC	0	(120)	(120)
Sell		37,008	07/2011	MSC	832	0	832
Buy		13,084	07/2011	UBS	23	0	23
Buy		215,000	10/2011	CSFB	0	(1,933)	(1,933)
Buy		4,228	10/2011	DUB	0	(30)	(30)
Buy		50,791	10/2011	HSBC	11	(144)	(133)
Buy		33,984	10/2011	JPM	157	(33)	124
Buy	TWD	103,050	01/2012	BCLY	41	0	41
Buy		60,000	01/2012	GSC	27	0	27
Buy		70,000	01/2012	HSBC	32	0	32

Buy		70,000	01/2012	JPM	34	0	34
Buy	ZAR	435,732	07/2011	BCLY	3,309	0	3,309
Sell		337,312	07/2011	BCLY	0	(2,709)	(2,709)
Sell		176,399	07/2011	BOA	0	(261)	(261)
Buy		381,929	07/2011	CITI	1,934	0	1,934
Sell		199,710	07/2011	CITI	3	(1,277)	(1,274)
Buy		110,296	07/2011	DUB	819	(116)	703
Sell		1,131,847	07/2011	DUB	13	(7,999)	(7,986)
Sell		122,158	07/2011	GSC	0	(296)	(296)
Buy		1,916,679	07/2011	HSBC	7,151	0	7,151
Sell		205,716	07/2011	HSBC	13	(758)	(745)
Buy		75,210	07/2011	JPM	886	0	886
Sell		488,835	07/2011	JPM	302	(2,015)	(1,713)
Buy		50,285	07/2011	MSC	137	0	137
Sell		390,038	07/2011	MSC	0	(2,065)	(2,065)
Buy		58,000	07/2011	RBS	0	(72)	(72)
Sell		102,543	07/2011	RBS	0	(1,009)	(1,009)
Sell		24,941	07/2011	UBS	0	(168)	(168)
Buy		34,435	10/2011	BOA	8	0	8
Buy		34,347	10/2011	CITI	0	(5)	(5)
Buy		89,441	10/2011	DUB	189	0	189
Sell		12,872	10/2011	DUB	0	(45)	(45)
Buy		1,110	10/2011	GSC	0	0	0
Sell		39,703	10/2011	GSC	0	(21)	(21)
Buy		69,398	10/2011	HSBC	92	0	92
Sell		1,793,519	10/2011	HSBC	0	(5,922)	(5,922)
Sell		165,933	10/2011	MSC	0	(72)	(72)

					$123,970	$(87,841)	$36,129

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,006	$0	$8,006
Bermuda
Corporate Bonds & Notes	0	201	0	201
Brazil
Corporate Bonds & Notes	0	27,859	23,883	51,742
Sovereign Issues	0	840,490	0	840,490
Canada
Corporate Bonds & Notes	0	556	0	556
Cayman Islands
Asset-Backed Securities	0	0	7,948	7,948
Corporate Bonds & Notes	0	618	0	618
Chile
Corporate Bonds & Notes	0	18,094	0	18,094
Sovereign Issues	0	7,857	0	7,857
China
Corporate Bonds & Notes	0	1,925	0	1,925
Colombia
Corporate Bonds & Notes	0	17,402	0	17,402
Sovereign Issues	0	292,260	0	292,260
Egypt
Bank Loan Obligations	0	11,297	0	11,297
Sovereign Issues	0	1,733	0	1,733
El Salvador
Sovereign Issues	0	5,840	0	5,840
France
Corporate Bonds & Notes	0	28,892	0	28,892
Germany
Corporate Bonds & Notes	0	795	0	795
Guatemala
Sovereign Issues	0	6,816	0	6,816
Hungary
Sovereign Issues	0	74,329	0	74,329
India
Corporate Bonds & Notes	0	43,384	0	43,384
Indonesia
Corporate Bonds & Notes	0	23,618	0	23,618
Sovereign Issues	0	687,521	0	687,521
Ireland
Corporate Bonds & Notes	0	5,001	0	5,001
Italy
Corporate Bonds & Notes	0	9,983	0	9,983
Kazakhstan
Corporate Bonds & Notes	0	124,789	0	124,789
Luxembourg
Corporate Bonds & Notes	0	107,296	0	107,296
Malaysia
Corporate Bonds & Notes	0	9,010	0	9,010
Sovereign Issues	0	96,758	0	96,758

Mexico
Bank Loan Obligations	0	0	31,386	31,386
Corporate Bonds & Notes	0	29,401	0	29,401
Sovereign Issues	0	934,890	0	934,890
Netherlands
Corporate Bonds & Notes	0	56,627	0	56,627
Panama
Sovereign Issues	0	7,932	0	7,932
Peru
Sovereign Issues	0	108,590	0	108,590
Philippines
Corporate Bonds & Notes	0	5,504	0	5,504
Sovereign Issues	0	23,218	0	23,218
Poland
Sovereign Issues	0	878,032	0	878,032
Qatar
Corporate Bonds & Notes	0	70,800	0	70,800
Sovereign Issues	0	3,480	0	3,480
Russia
Corporate Bonds & Notes	0	462,476	0	462,476
Sovereign Issues	0	19,915	0	19,915
South Africa
Sovereign Issues	0	1,088,102	0	1,088,102
South Korea
Corporate Bonds & Notes	0	14,697	0	14,697
Sovereign Issues	0	90,273	0	90,273
Thailand
Sovereign Issues	0	255,584	0	255,584
Tunisia
Sovereign Issues	0	50,405	0	50,405
Turkey
Sovereign Issues	0	476,524	0	476,524
United Arab Emirates
Sovereign Issues	0	21,671	0	21,671
United Kingdom
Corporate Bonds & Notes	0	4,729	0	4,729
United States
Asset-Backed Securities	0	2,248	0	2,248
Bank Loan Obligations	0	3,716	0	3,716
Corporate Bonds & Notes	0	137,825	0	137,825
Mortgage-Backed Securities	0	4,724	0	4,724
Virgin Islands (British)
Corporate Bonds & Notes	0	1,021	0	1,021
Short-Term Instruments
Certificates of Deposit	0	253,376	0	253,376
Repurchase Agreements	0	26,721	0	26,721
Short-Term Notes	0	381,470	2,494	383,964
Japan Treasury Bills	0	75,514	0	75,514
Mexico Treasury Bills	0	38,740	0	38,740
Turkey Treasury Bills	0	5,526	0	5,526
U.S. Treasury Bills	0	22,065	0	22,065

PIMCO Short-Term Floating NAV Portfolio	349,813	0	0	349,813
Purchased Options
Interest Rate Contracts	0	1,532	0	1,532
	$349,813	$8,009,658	$65,711	$8,425,182

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,132	14,086	15,218
Foreign Exchange Contracts	0	123,970	0	123,970
Interest Rate Contracts	553	19,065	42	19,660
	$553	$144,167	$14,128	$158,848

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(467)	0	(467)
Foreign Exchange Contracts	0	(87,841)	0	(87,841)
Interest Rate Contracts	0	(25,065)	0	(25,065)

	$0	$(113,373)	$0	$(113,373)

Totals	$350,366	$8,040,452	$79,839	$8,470,657

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$22,561	$1,008	$0	$(202)	$0	$516	$0	$0	$23,883	$516
Cayman Islands
Asset-Backed Securities	7,945	0	0	8	0	(5)	0	0	7,948	(5)
India
Corporate Bonds & Notes	7,756	0	0	0	0	1	0	(7,757)	0	1
Mexico
Bank Loan Obligations	18,304	13,187	0	0	0	(105)	0	0	31,386	(105)
Short-Term Instruments
Short-Term Notes	0	2,499	0	0	0	(5)	0	0	2,494	(5)

	$56,566	$16,694	$0	$(194)	$0	$402	$0	$(7,757)	$65,711	$402
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	0	0	0	0	0	14,086	0	14,086	0
Interest Rate Contracts	27	0	0	0	0	15	0	0	42	15

	$27	$0	$0	$0	$0	$15	$14,086	$0	$14,128	$15

Totals	$56,593	$16,694	$0	$(194)	$0	$417	$14,086	$(7,757)	$79,839	$417

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.4%
SOVEREIGN ISSUES 0.4%
Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$16,211

Total Bahrain (Cost $16,176)			16,211

BARBADOS 0.5%
CORPORATE BONDS & NOTES 0.5%
Columbus International, Inc.
11.500% due 11/20/2014		$16,000	18,260

Total Barbados (Cost $17,173)			18,260

BERMUDA 1.2%
CORPORATE BONDS & NOTES 1.2%
Noble Group Ltd.
4.875% due 08/05/2015		$2,000	2,100
6.625% due 08/05/2020		3,600	3,699
6.750% due 01/29/2020		21,450	22,630
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,208
4.750% due 02/16/2021		7,300	7,154
7.875% due 06/10/2019		6,400	7,712

Total Bermuda (Cost $45,426)			46,503

BRAZIL 11.1%
CORPORATE BONDS & NOTES 7.1%
Banco do Brasil S.A.
4.500% due 01/22/2015		$20,800	21,788
4.500% due 01/20/2016	EUR	8,900	12,848
6.000% due 01/22/2020		$6,400	6,912
8.500% due 10/29/2049		3,000	3,488
Banco Santander Brasil S.A.
4.250% due 01/14/2016		13,400	13,500
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	9,882
7.375% due 01/21/2020		2,400	2,556
Braskem Finance Ltd.
5.750% due 04/15/2021		9,900	10,012
7.000% due 05/07/2020		10,900	11,936
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		18,620	21,180
7.750% due 11/30/2015		2,600	3,042
CSN Islands IX Corp.
10.000% due 01/15/2015		1,850	2,205
CSN Islands VIII Corp.
9.750% due 12/16/2013		600	698
CSN Islands XI Corp.
6.875% due 09/21/2019		7,700	8,441
6.875% due 09/21/2019 (e)		20,730	22,725
CSN Resources S.A.
6.500% due 07/21/2020		18,100	19,322
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	9,894
7.500% due 05/04/2020		14,968	16,372
GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	7,088
Petrobras International Finance Co.
5.875% due 03/01/2018		2,100	2,269
7.875% due 03/15/2019		30,800	37,430
8.375% due 12/10/2018		2,000	2,474
Vale Overseas Ltd.
6.875% due 11/21/2036		16,450	17,902
6.875% due 11/10/2039		10,000	10,918
8.250% due 01/17/2034		1,755	2,155

			277,037

SOVEREIGN ISSUES 4.0%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	34,871
6.369% due 06/16/2018		$4,900	5,512
6.500% due 06/10/2019		12,080	13,681
Brazil Government International Bond
5.625% due 01/07/2041		4,500	4,646
5.875% due 01/15/2019		200	232
8.250% due 01/20/2034		18,103	24,982
8.750% due 02/04/2025		17,175	24,431
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2014	BRL	129	79
10.000% due 01/01/2017		81,982	47,638

			156,072

Total Brazil (Cost $397,497)			433,109

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sino-Forest Corp.
6.250% due 10/21/2017		$9,140	4,250
10.250% due 07/28/2014		1,900	960

Total Canada (Cost $11,300)			5,210

CAYMAN ISLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
DP World Sukuk Ltd.
6.250% due 07/02/2017		$2,500	2,590
Enersis S.A.
7.375% due 01/15/2014		420	469
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		4,800	4,722
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		7,648	6,111
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,239
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,080
5.000% due 11/15/2020		17,450	17,363
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		19,900	21,094
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,434	2,945
QNB Finance Ltd.
3.125% due 11/16/2015		5,600	5,572
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,238

Total Cayman Islands (Cost $66,823)			68,423

CHILE 1.7%
CORPORATE BONDS & NOTES 1.7%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,108
Banco Santander Chile
1.524% due 04/20/2012		11,700	11,712
3.750% due 09/22/2015		17,300	17,516
5.375% due 12/09/2014		3,000	3,165
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,192
7.250% due 07/29/2019		13,400	15,336
Codelco, Inc.
7.500% due 01/15/2019		1,000	1,207
Colbun S.A.
6.000% due 01/21/2020		3,700	3,896
E.CL S.A.
5.625% due 01/15/2021		10,600	10,934

			67,066

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		100	107

Total Chile (Cost $64,545)			67,173

COLOMBIA 3.6%
CORPORATE BONDS & NOTES 0.8%
BanColombia S.A.
6.125% due 07/26/2020		$2,300	2,343
Ecopetrol S.A.
7.625% due 07/23/2019		25,540	30,712
TGI International Ltd.
9.500% due 10/03/2017		100	113

			33,168

SOVEREIGN ISSUES 2.8%
Colombia Government International Bond
2.068% due 11/16/2015		17,800	18,423
6.125% due 01/18/2041		2,500	2,731
7.375% due 01/27/2017		8,000	9,856
7.375% due 03/18/2019		17,800	22,277
7.375% due 09/18/2037		9,405	11,897
8.125% due 05/21/2024		14,670	19,430
9.850% due 06/28/2027	COP	600,000	436
11.750% due 02/25/2020		$3,047	4,729
12.000% due 10/22/2015	COP	25,375,000	18,269

			108,048

Total Colombia (Cost $126,257)			141,216

EGYPT 0.4%
BANK LOAN OBLIGATIONS 0.4%
Petroleum Export III Ltd.
3.747% due 04/08/2013		$10,457	10,396
Petroleum Export Ltd.
3.246% due 12/07/2012		4,783	4,755

Total Egypt (Cost $15,240)			15,151

EL SALVADOR 0.3%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,465

Total El Salvador (Cost $10,176)			10,465

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,250
10.250% due 11/08/2011		3,071	3,163

Total Guatemala (Cost $5,252)			5,413

HONG KONG 0.0%
CORPORATE BONDS & NOTES 0.0%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	885

Total Hong Kong (Cost $884)			885

INDIA 1.4%
CORPORATE BONDS & NOTES 1.4%
Bank of India
4.750% due 09/30/2015		$1,900	1,970
ICICI Bank Ltd.
5.750% due 11/16/2020		14,050	13,820
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		10,200	10,655
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016		200	205

NTPC Ltd.
5.875% due 03/02/2016		1,900	2,039
State Bank of India
4.500% due 07/27/2015		23,700	24,337

Total India (Cost $52,274)			53,026

INDONESIA 7.4%
BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.188% due 12/14/2019		$4,041	3,735

CORPORATE BONDS & NOTES 1.9%
Adaro Indonesia PT
7.625% due 10/22/2019		6,200	6,913
Indosat Palapa Co. BV
7.375% due 07/29/2020		12,300	13,714
Listrindo Capital BV
9.250% due 01/29/2015		1,000	1,094
Majapahit Holding BV
7.250% due 06/28/2017		4,000	4,541
7.750% due 10/17/2016		16,760	19,490
7.750% due 01/20/2020		16,400	19,270
8.000% due 08/07/2019		1,600	1,900
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		5,700	6,083

			73,005

SOVEREIGN ISSUES 5.4%
Indonesia Government International Bond
5.875% due 03/13/2020		41,500	46,272
6.625% due 02/17/2037		2,890	3,215
6.750% due 03/10/2014		10,200	11,407
6.875% due 03/09/2017		27,710	32,527
6.875% due 01/17/2018		14,600	17,155
7.500% due 01/15/2016		100	118
7.750% due 01/17/2038		5,275	6,666
8.500% due 10/12/2035		3,400	4,582
10.375% due 05/04/2014		17,000	20,867
11.625% due 03/04/2019		45,180	66,810

			209,619

Total Indonesia (Cost $261,167)			286,359

IRELAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Novatek Finance Ltd.
6.604% due 02/03/2021		$15,900	16,695
RZD Capital Ltd.
5.739% due 04/03/2017		16,600	17,700
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,300	4,451
7.748% due 02/02/2021		5,900	6,106

Total Ireland (Cost $43,123)			44,952

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$5,700	6,265
Total Israel (Cost $6,196)			6,265

KAZAKHSTAN 3.0%
CORPORATE BONDS & NOTES 3.0%
Intergas Finance BV
6.375% due 05/14/2017		$7,425	7,991
KazMunayGas National Co.
6.375% due 04/09/2021		15,800	16,805
7.000% due 05/05/2020		27,200	30,094
8.375% due 07/02/2013		600	656
9.125% due 07/02/2018		18,700	23,104
11.750% due 01/23/2015		19,800	24,651
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		14,411	15,306

Total Kazakhstan (Cost $112,650)			118,607

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		$12,550	12,864

Total Luxembourg (Cost $12,808)			12,864

MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	18,835
7.750% due 08/15/2015		1,690	2,039
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,846

Total Malaysia (Cost $22,418)			24,720

MEXICO 10.4%
BANK LOAN OBLIGATIONS 0.4%
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		$5,900	5,865
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		11,600	11,483

			17,348

CORPORATE BONDS & NOTES 7.2%
BBVA Bancomer S.A.
4.500% due 03/10/2016		6,900	7,055
6.500% due 03/10/2021		13,250	13,581
7.250% due 04/22/2020		6,950	7,315
C10 Capital SPV Ltd.
6.722% due 12/29/2049		1,000	750
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,950	4,443
Cemex Finance LLC
9.500% due 12/14/2016		2,900	3,012
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		6,650	6,450
Comision Federal de Electricidad
4.875% due 05/26/2021		9,700	9,735
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		16,200	17,415
9.250% due 06/30/2020		700	752
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		7,400	7,604
9.500% due 12/11/2019		9,100	9,782
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	825
Pemex Project Funding Master Trust
5.750% due 03/01/2018		13,470	14,830
6.625% due 06/15/2035		19,875	21,048
6.625% due 06/15/2038		200	211
Petroleos Mexicanos
4.875% due 03/15/2015		27,034	29,399
6.000% due 03/05/2020		1,400	1,544
6.500% due 06/02/2041		32,500	33,139
8.000% due 05/03/2019		62,300	77,128
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	891
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	11,417

			278,326

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	12,667
5.500% due 02/17/2020		4,900	7,610
5.750% due 10/12/2110		$7,000	6,562
6.050% due 01/11/2040		5,100	5,452
6.750% due 09/27/2034		31,384	36,641
7.500% due 04/08/2033		24,094	30,600
7.750% due 12/14/2017	MXN	88,992	8,138
8.300% due 08/15/2031		$900	1,242

			108,912

Total Mexico (Cost $365,001)			404,586

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
Indo Energy Finance BV
7.000% due 05/07/2018		$4,500	4,658
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,335
Waha Aerospace BV
3.925% due 07/28/2020		25,080	25,456

Total Netherlands (Cost $38,401)			39,449

PANAMA 2.8%
CORPORATE BONDS & NOTES 0.3%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,730

SOVEREIGN ISSUES 2.5%
Panama Government International Bond
7.125% due 01/29/2026		21,887	27,085
7.250% due 03/15/2015		54,307	64,245
9.375% due 07/23/2012		310	337
9.375% due 04/01/2029		4,172	6,217
			97,884

Total Panama (Cost $96,326)			107,614

PERU 1.8%
CORPORATE BONDS & NOTES 0.2%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	8,483

SOVEREIGN ISSUES 1.6%
Peru Government International Bond
7.350% due 07/21/2025		25,940	31,815
8.750% due 11/21/2033		21,429	29,326

			61,141

Total Peru (Cost $64,247)			69,624

PHILIPPINES 1.3%
SOVEREIGN ISSUES 1.3%
Philippines Government International Bond
6.375% due 01/15/2032		$5,900	6,475
6.375% due 10/23/2034		5,900	6,475
6.500% due 01/20/2020		2,700	3,156
7.750% due 01/14/2031		23,450	29,606
10.625% due 03/16/2025		2,900	4,459

Total Philippines (Cost $46,376)			50,171

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
6.375% due 07/15/2019		$22,190	25,408

Total Poland (Cost $22,188)			25,408

QATAR 1.4%
CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc.
6.067% due 12/31/2033		$1,400	1,452
Qatari Diar Finance QSC
3.500% due 07/21/2015		7,600	7,798
5.000% due 07/21/2020		11,500	11,812
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		20,784	22,239
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		4,000	4,378
5.832% due 09/30/2016		1,177	1,286
5.838% due 09/30/2027		895	908
6.332% due 09/30/2027		3,250	3,429
6.750% due 09/30/2019		500	578

Total Qatar (Cost $52,063)			53,880

RUSSIA 16.4%
CORPORATE BONDS & NOTES 9.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$9,700	10,117
7.700% due 08/07/2013		500	555
8.700% due 08/07/2018		22,725	28,009
ALROSA Finance S.A.
7.750% due 11/03/2020		10,800	11,772
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		20,200	21,166
6.212% due 11/22/2016		18,440	19,967
6.510% due 03/07/2022		34,200	36,338
7.288% due 08/16/2037		675	738
8.146% due 04/11/2018		1,200	1,407
8.625% due 04/28/2034		700	876
9.250% due 04/23/2019		5,750	7,209
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		12,718	14,006
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,100	6,093
10.500% due 03/25/2014		5,900	7,052
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.175% due 05/16/2013		6,500	7,020
9.000% due 06/11/2014		36,150	41,437
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,100	4,269
5.499% due 07/07/2015		24,900	26,425
TNK-BP Finance S.A.
6.125% due 03/20/2012		4,100	4,248
6.250% due 02/02/2015		3,750	4,098
6.625% due 03/20/2017		31,200	33,964
7.250% due 02/02/2020		4,700	5,217
7.500% due 03/13/2013		4,600	4,991
7.500% due 07/18/2016		19,750	22,321
7.875% due 03/13/2018		3,400	3,918
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		800	881
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,500	2,847
VimpelCom Holdings BV
4.246% due 06/29/2014		4,600	4,623
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		11,000	11,248
6.800% due 11/22/2025		13,200	13,440
6.902% due 07/09/2020		1,600	1,696
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,504
6.875% due 05/29/2018		2,100	2,264

			368,716

SOVEREIGN ISSUES 6.9%
Russia Government International Bond
7.500% due 03/31/2030		208,422	246,203
12.750% due 06/24/2028		13,275	23,563

			269,766

Total Russia (Cost $593,762)			638,482

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		$400	520
STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	852

Total Singapore (Cost $1,418)			1,372

SOUTH AFRICA 2.5%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,111
6.500% due 04/15/2040		1,300	1,244

			7,355

SOVEREIGN ISSUES 2.3%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,406
5.875% due 05/30/2022		$1,690	1,880
6.500% due 06/02/2014		7,530	8,483
6.750% due 03/31/2021	ZAR	100,000	13,133
6.875% due 05/27/2019		$17,900	21,435
7.250% due 01/15/2020	ZAR	48,600	6,677
8.000% due 12/21/2018		113,900	16,570
8.250% due 09/15/2017		19,700	2,933
			89,517

Total South Africa (Cost $87,996)			96,872

SOUTH KOREA 1.9%
CORPORATE BONDS & NOTES 0.9%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$10,200	10,466
6.000% due 05/05/2015		800	873
Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		2,400	2,506
Korea Electric Power Corp.
3.000% due 10/05/2015		6,800	6,720
Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,694
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,400	8,350
6.250% due 06/17/2014		1,800	1,976
Shinhan Bank
4.375% due 09/15/2015		1,800	1,871

			36,456

SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
5.875% due 01/14/2015		3,400	3,744
8.125% due 01/21/2014		1,200	1,377
Korea Development Bank
0.538% due 11/22/2012		8,200	8,069
5.300% due 01/17/2013		2,200	2,327
8.000% due 01/23/2014		7,700	8,767
Korea Housing Finance Corp.
4.125% due 12/15/2015 (e)		12,550	13,022

			37,306

Total South Korea (Cost $72,255)			73,762

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$12,182	12,456
9.750% due 08/14/2019		6,680	8,100

Total Trinidad And Tobago (Cost $19,422)			20,556

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	9,678
8.250% due 09/19/2027		$1,680	2,067

Total Tunisia (Cost $10,085)			11,745

TURKEY 4.8%
CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		$16,400	16,359

SOVEREIGN ISSUES 4.4%
Turkey Government International Bond
5.625% due 03/30/2021		6,800	7,140
6.750% due 04/03/2018		4,743	5,413
6.750% due 05/30/2040		36,000	38,970
6.875% due 03/17/2036		4,300	4,752
7.000% due 09/26/2016		5,200	5,993
7.000% due 03/11/2019		500	578
7.000% due 06/05/2020		33,000	38,148
7.250% due 03/15/2015		10,185	11,672
7.250% due 03/05/2038		1,000	1,150
7.375% due 02/05/2025		5,443	6,480
7.500% due 07/14/2017		2,600	3,068
7.500% due 11/07/2019		40,467	48,175

			171,539

Total Turkey (Cost $181,296)			187,898

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.6%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$9,278	10,061
DP World Ltd.
6.850% due 07/02/2037		8,000	7,680
ICICI Bank Ltd.
4.750% due 11/25/2016		5,300	5,312

Total United Arab Emirates (Cost $21,859)			23,053

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,570

HBOS PLC
6.750% due 05/21/2018		7,500	7,223

Total United Kingdom (Cost $9,521)			9,793

UNITED STATES 3.2%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.546% due 04/25/2037		$601	260
5.726% due 10/25/2036		451	251
6.000% due 07/25/2047		275	204

			715

CORPORATE BONDS & NOTES 2.4%
American International Group, Inc.
0.305% due 04/03/2012	JPY	1,340,000	16,543
0.386% due 10/18/2011		$10,000	9,953
4.950% due 03/20/2012		500	510
5.000% due 06/26/2017	EUR	700	979
5.750% due 03/15/2067	GBP	1,300	1,773
5.850% due 01/16/2018		$900	944
6.250% due 05/01/2036		3,200	3,273
8.175% due 05/15/2068		15,400	16,884
8.250% due 08/15/2018		1,700	1,953
8.625% due 05/22/2068	GBP	200	332
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$6,000	5,505
Citigroup Capital XXI
8.300% due 12/21/2077		8,960	9,184
Gerdau Holdings, Inc.
7.000% due 01/20/2020		21,750	24,251
Pemex Project Funding Master Trust
0.853% due 12/03/2012		1,200	1,203

			93,287

MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust
4.207% due 11/25/2035		566	424
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,380
Banc of America Funding Corp.
5.275% due 11/20/2035		508	394
5.888% due 04/25/2037		641	450
Bear Stearns Adjustable Rate Mortgage Trust
4.845% due 01/25/2035		69	62
5.649% due 02/25/2036		363	234
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		514	407
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		1,312	1,232
2.736% due 03/25/2034		103	103
4.986% due 07/25/2046		410	272
Countrywide Alternative Loan Trust
0.356% due 01/25/2037		536	291
5.750% due 03/25/2037		497	375
6.250% due 11/25/2036		361	283
Countrywide Home Loan Mortgage Pass-Through Trust
4.840% due 02/25/2047		395	247
5.023% due 03/25/2037		388	186
5.374% due 04/20/2036		356	267
5.684% due 09/25/2047		239	163
Credit Suisse First Boston Mortgage Securities Corp.
2.444% due 06/25/2033		1,068	1,011
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		456	236
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		523	367
6.172% due 06/25/2036		732	442
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		343	349
5.200% due 10/25/2035		382	281
5.500% due 12/25/2035		689	454
5.869% due 10/25/2036		437	261
5.886% due 10/25/2036		437	261
6.300% due 07/25/2036		632	384
Harborview Mortgage Loan Trust
5.404% due 08/19/2036		202	149
Homebanc Mortgage Trust
5.709% due 04/25/2037		600	322
Indymac INDA Mortgage Loan Trust
5.612% due 08/25/2036		600	441
Indymac Index Mortgage Loan Trust
0.486% due 06/25/2037 (a)		316	110
5.122% due 10/25/2035		419	316
5.244% due 06/25/2036		537	430
JPMorgan Mortgage Trust
4.881% due 04/25/2035		273	254
5.370% due 08/25/2035		600	556
5.398% due 11/25/2035		451	431
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	679
Luminent Mortgage Trust
0.366% due 12/25/2036		306	175
MASTR Alternative Loans Trust
0.586% due 03/25/2036		213	70
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	647
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		3,977	2,926
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		457	334
Morgan Stanley Capital I
6.074% due 06/11/2049		400	438
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		137	130
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		431	352
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		106	66
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		545	244
Sequoia Mortgage Trust
2.512% due 01/20/2047		222	162
Structured Adjustable Rate Mortgage Loan Trust
5.027% due 09/25/2036		600	322
5.123% due 05/25/2036		1,200	1,028
5.253% due 11/25/2035		388	248
6.000% due 10/25/2037 (a)		334	147
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		582	130
WaMu Mortgage Pass-Through Certificates
2.573% due 03/25/2034		360	351
3.406% due 12/25/2036		907	683
5.028% due 01/25/2037		429	325
5.239% due 04/25/2037		289	210
5.302% due 12/25/2036		273	201
5.554% due 05/25/2037		715	549
5.835% due 09/25/2036		437	329

			25,571

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	107
Israel Government AID Bond
5.500% due 04/26/2024		100	116

			223

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.875% due 09/30/2017 (d)(f)		4,700	4,593
2.625% due 07/31/2014 (d)(f)		885	933

			5,526

Total United States (Cost $115,928)			125,322

URUGUAY 1.7%
SOVEREIGN ISSUES 1.7%
Uruguay Government International Bond
5.000% due 09/14/2018	UYU	71,525	4,389
6.875% due 01/19/2016	EUR	6,500	10,321
6.875% due 09/28/2025		$8,000	9,760
7.625% due 03/21/2036		4,100	5,186
7.875% due 01/15/2033		1,000	1,268
8.000% due 11/18/2022		22,497	29,224
9.250% due 05/17/2017		3,540	4,690

Total Uruguay (Cost $54,907)			64,838

VENEZUELA 5.1%
CORPORATE BONDS & NOTES 1.7%
Corp. Andina de Fomento
8.125% due 06/04/2019		$400	490
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		23,450	18,232
5.000% due 10/28/2015		16,700	11,606
5.250% due 04/12/2017		15,200	9,576
5.375% due 04/12/2027		5,900	2,994
5.500% due 04/12/2037		2,800	1,393
8.500% due 11/02/2017		30,100	22,470

			66,761

SOVEREIGN ISSUES 3.4%
Venezuela Government International Bond
5.750% due 02/26/2016		1,600	1,248
6.000% due 12/09/2020		4,000	2,510
7.000% due 12/01/2018		5,000	3,588
7.000% due 03/31/2038		16,600	9,711
7.650% due 04/21/2025		20,025	13,066
7.750% due 10/13/2019		48,650	35,393
8.250% due 10/13/2024		38,850	26,612
9.000% due 05/07/2023		25,000	18,188
9.250% due 05/07/2028		23,375	16,771
12.750% due 08/23/2022		3,900	3,510

			130,597

Total Venezuela (Cost $186,702)			197,358

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,310

Total Vietnam (Cost $4,343)			4,310

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$4,900	5,004

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	14,300	13,553

Total Virgin Islands (British) (Cost $19,059)		18,557

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$4,177	4,177

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,265. Repurchase proceeds are $4,177.)
U.S. TREASURY BILLS 0.2%
0.043% due 08/11/2011 - 10/13/2011 (b)(d)(f)	5,602	5,602

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.8%
	22,700,134	227,432

Total Short-Term Instruments (Cost $237,221)		237,211

PURCHASED OPTIONS (h) 0.0%
(Cost $808)		1,107

Total Investments 98.7% (Cost $3,588,569)		$3,837,780
Written Options (i) (0.1%) (Premiums $3,527)		(2,383)
Other Assets and Liabilities (Net) 1.4%		55,470

Net Assets 100.0%		$3,890,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $9,158 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $16,184 at a weighted average interest rate of -0.039%. On June 30, 2011, securities valued at $4,209 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $1,020 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	742	$203
U.S. Treasury 10-Year Note September Futures	Short	09/2011	128	(70)

				$133

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011(2)	Notional Amount(3)	Market Value	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%	$15,700	$26	$0	$26
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%	16,900	79	(43)	122
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.322%	6,500	41	0	41
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.322%	8,000	51	0	51
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.322%	25,600	47	76	(29)
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.523%	300	(13)	(13)	0
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.534%	28,000	(1,254)	(1,487)	233
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%	2,800	(4)	(14)	10
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	17,900	(60)	(144)	84
Brazil Government International Bond	HSBC	1.000%	03/20/2021	1.510%	18,100	(747)	(846)	99
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	300	1	(4)	5
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.437%	1,300	(42)	(49)	7
Brazil Government International Bond	RBS	1.000%	03/20/2012	0.322%	33,000	173	138	35
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.225%	3,875	(25)	0	(25)
China Government International Bond	RBS	1.000%	06/20/2016	0.813%	6,700	62	72	(10)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.425%	4,200	13	7	6
Colombia Government International Bond	CSFB	1.000%	09/20/2015	0.942%	6,500	17	(147)	164
Colombia Government International Bond	JPM	1.000%	09/20/2015	0.942%	27,600	73	(679)	752
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.359%	6,200	48	0	48
Colombia Government International Bond	UBS	1.000%	09/20/2015	0.942%	8,000	22	(181)	203
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.053%	1,000	(87)	(122)	35
Egypt Government International Bond	CSFB	1.000%	06/20/2016	3.092%	10,000	(930)	(1,044)	114
Egypt Government International Bond	DUB	1.000%	06/20/2016	3.092%	1,000	(93)	(92)	(1)
Egypt Government International Bond	HSBC	1.000%	06/20/2016	3.092%	2,100	(195)	(213)	18
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.053%	500	(44)	(62)	18
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%	1,150	(101)	(139)	38
Egypt Government International Bond	MSC	1.000%	06/20/2016	3.092%	3,000	(279)	(300)	21
Emirate of Abu Dhabi Government Bond	CITI	1.000%	12/20/2014	0.696%	600	7	(15)	22
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	12/20/2014	0.696%	800	9	(20)	29
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2016	0.882%	700	4	(5)	9
Emirate of Abu Dhabi Government Bond	GSC	1.000%	12/20/2014	0.696%	800	9	(26)	35
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%	1,200	7	(9)	16
Emirate of Abu Dhabi Government Bond	JPM	1.000%	03/20/2016	0.882%	5,200	29	(3)	32
Emirate of Abu Dhabi Government Bond	UBS	1.000%	12/20/2014	0.696%	300	3	(10)	13
Emirate of Abu Dhabi Government Bond	UBS	1.000%	03/20/2016	0.882%	500	3	0	3
Export-Import Bank of China	BOA	1.000%	06/20/2016	1.497%	5,000	(114)	(93)	(21)
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.544%	3,800	(100)	(108)	8
Export-Import Bank of China	MSC	1.000%	09/20/2016	1.544%	4,000	(105)	(110)	5
Export-Import Bank of China	UBS	1.000%	06/20/2016	1.497%	2,200	(50)	(43)	(7)

Gazprom Via Gazprom International S.A.	MSC	1.000%	03/20/2012	0.701%	7,500	19	0	19
Indonesia Government International Bond	BCLY	1.000%	03/20/2016	1.274%	28,200	(339)	(638)	299
Indonesia Government International Bond	BNP	1.000%	03/20/2016	1.274%	13,700	(165)	(336)	171
Indonesia Government International Bond	BOA	1.000%	03/20/2016	1.274%	24,000	(288)	(497)	209
Indonesia Government International Bond	CITI	1.000%	03/20/2016	1.274%	40,100	(483)	(929)	446
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.420%	1,300	59	0	59
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%	4,000	(265)	(257)	(8)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.040%	10,400	(12)	(434)	422
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.274%	24,000	(289)	(555)	266
Indonesia Government International Bond	MSC	1.000%	03/20/2016	1.274%	29,000	(349)	(676)	327
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%	1,300	(86)	(86)	0
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	1.504%	10,000	(224)	(289)	65
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.346%	8,800	16	18	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%	3,400	15	(52)	67
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%	13,000	34	(226)	260
Mexico Government International Bond	CITI	1.000%	03/20/2021	1.401%	1,100	(36)	(50)	14
Mexico Government International Bond	CSFB	1.000%	09/20/2015	0.943%	14,000	37	(271)	308
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.401%	8,000	(260)	(368)	108
Mexico Government International Bond	MSC	1.000%	03/20/2015	0.885%	1,700	8	(25)	33
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%	10,000	27	(193)	220
Mexico Government International Bond	UBS	1.000%	03/20/2015	0.885%	25,000	112	(298)	410
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%	1,000	2	(15)	17
Peru Government International Bond	BCLY	1.000%	09/20/2015	1.193%	5,000	(38)	(56)	18
Peru Government International Bond	HSBC	1.000%	06/20/2016	1.296%	5,700	(77)	(151)	74
Peru Government International Bond	MSC	1.220%	10/20/2011	0.389%	6,350	32	0	32
Peru Government International Bond	MSC	1.960%	10/20/2016	1.338%	3,000	105	0	105
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.577%	22,500	28	(99)	127
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%	3,400	15	(31)	46
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%	17,500	(197)	(605)	408
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%	7,500	10	(27)	37
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%	3,000	(34)	(86)	52
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%	4,100	17	(26)	43
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%	400	(5)	(14)	9
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.015%	20,000	(4)	(576)	572
Philippines Government International Bond	BCLY	1.000%	03/20/2016	1.250%	10,000	(110)	(159)	49
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.123%	10,500	(50)	(224)	174
Philippines Government International Bond	BNP	1.000%	03/20/2016	1.250%	10,000	(110)	(164)	54
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.015%	7,000	(1)	(201)	200
Philippines Government International Bond	BOA	1.000%	03/20/2016	1.250%	13,000	(143)	(219)	76
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.550%	9,800	711	0	711
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.015%	10,000	(2)	(301)	299
Philippines Government International Bond	DUB	1.000%	09/20/2015	1.123%	17,000	(81)	(417)	336
Philippines Government International Bond	DUB	1.000%	03/20/2016	1.250%	5,000	(55)	(63)	8
Philippines Government International Bond	GSC	1.000%	09/20/2015	1.123%	15,000	(71)	(382)	311
Philippines Government International Bond	HSBC	1.000%	09/20/2015	1.123%	7,800	(37)	(168)	131
Philippines Government International Bond	HSBC	1.000%	12/20/2015	1.190%	1,100	(8)	(21)	13
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.015%	20,000	(5)	(612)	607
Philippines Government International Bond	JPM	1.000%	09/20/2015	1.123%	15,000	(71)	(375)	304
Philippines Government International Bond	JPM	1.000%	03/20/2016	1.250%	10,000	(110)	(159)	49
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.496%	6,200	339	0	339
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.015%	28,000	(6)	(859)	853
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.913%	300	1	(3)	4
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%	300	1	(2)	3
Qatar Government International Bond	MLP	1.000%	03/20/2016	0.913%	5,500	23	0	23
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.722%	2,000	20	(28)	48
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.300%	6,900	77	0	77
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	1.380%	10/20/2011	0.985%	5,000	20	0	20
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.300%	13,000	171	0	171
South Africa Government International Bond	DUB	1.000%	06/20/2016	1.198%	400	(3)	(4)	1
South Korea Government Bond	RBS	1.000%	12/20/2015	0.902%	1,000	4	1	3
Turkey Government International Bond	CITI	1.000%	12/20/2020	2.193%	25,000	(2,291)	(935)	(1,356)
Turkey Government International Bond	CSFB	1.000%	12/20/2020	2.193%	25,000	(2,291)	(914)	(1,377)
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.222%	1,200	(116)	(113)	(3)
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.465%	18,500	(305)	(623)	318
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%	3,200	(117)	(129)	12
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.169%	12,000	49	0	49
						$ (10,701)	$ (20,650)	$ 9,949

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	$18,200	$2,084	$1,872	$212
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	14,000	1,602	1,442	160
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	17,300	1,980	2,180	(200)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	31,800	3,915	4,150	(235)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	1,700	209	222	(13)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	50,000	6,157	7,175	(1,018)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	7,700	949	1,001	(52)
CDX.EM-15 5-Year Index	MSC	5.000%	06/20/2016	6,800	901	887	14

					$17,797	$18,929	$(1,132)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP	BRL	127,000	$448	$(48)	$496
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		12,400	50	0	50
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	710	36	674
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MSC		482,200	(229)	286	(515)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		250,000	(627)	(78)	(549)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		698,700	(1,859)	(559)	(1,300)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HSBC		$210,000	(1,463)	1,084	(2,547)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	RBS		18,100	(414)	577	(991)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		52,000	(1,137)	(299)	(838)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	65,400	240	(5)	245
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		157,200	583	0	583
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	35	7	28

							$(3,663)	$1,001	$(4,664)

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$45,800	$155	$240
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	165,400	653	867

							$808	$1,107

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	226	$68	$(50)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	226	72	(48)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	76	25	(32)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	76	35	(7)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	325	266	(246)

				$466	$(383)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$91,600	$163	$(53)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	319,200	638	(186)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	71,200	142	(111)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	71,200	283	(166)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	32,300	93	(72)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	32,300	161	(174)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	5,800	32	(20)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	5,800	32	(19)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	82,200	450	(495)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	18,200	206	(159)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	64,000	324	(137)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	18,900	157	(139)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	18,900	262	(241)

							$2,943	$(1,972)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$118	$(28)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	53,288	08/2011	BCLY	$594	$0	$594
Sell		53,288	08/2011	RBS	0	(859)	(859)
Sell		53,288	09/2011	BCLY	0	(583)	(583)
Sell		37,485	09/2011	CITI	0	(1,271)	(1,271)
Sell		841	09/2011	JPM	0	(24)	(24)
Buy	CNY	192,630	09/2011	BCLY	551	0	551
Sell		47,000	09/2011	DUB	5	0	5
Buy		66,700	02/2012	CITI	45	0	45
Buy		43,000	02/2012	DUB	61	0	61
Buy		122,138	02/2012	JPM	273	0	273
Buy		37,798	02/2013	CITI	26	0	26
Buy		60,000	02/2013	HSBC	33	0	33
Buy		13,637	02/2013	JPM	7	0	7
Buy		47,000	08/2013	DUB	0	(16)	(16)
Sell	COP	5,060,301	09/2011	BCLY	0	(134)	(134)
Sell		26,965,517	09/2011	CITI	0	(734)	(734)
Sell	EUR	13,173	07/2011	CITI	0	(406)	(406)
Buy		638	07/2011	CSFB	16	0	16
Sell		46,367	07/2011	CSFB	0	(342)	(342)
Sell		38,253	07/2011	JPM	0	(257)	(257)
Sell		9,773	07/2011	RBC	0	(229)	(229)
Buy		4,481	07/2011	RBS	0	(78)	(78)
Sell		31,297	07/2011	RBS	0	(279)	(279)
Sell	GBP	1,969	09/2011	UBS	76	0	76
Sell	INR	580,860	08/2011	CITI	0	(391)	(391)
Buy		314,900	08/2011	DUB	291	0	291
Sell		1,034,208	08/2011	GSC	0	(677)	(677)
Buy		812,600	08/2011	HSBC	695	0	695
Buy		270,505	08/2011	JPM	230	0	230
Buy		1,241,247	08/2011	RBS	981	0	981
Sell		216,537	08/2011	RBS	0	(142)	(142)
Sell	JPY	1,280,520	07/2011	JPM	0	(620)	(620)
Buy	KRW	20,566,146	08/2011	CITI	341	0	341
Buy		20,000,000	08/2011	JPM	530	0	530
Buy	MXN	1,702	07/2011	CITI	7	0	7
Buy		470,555	07/2011	DUB	1,823	0	1,823
Sell		472,257	07/2011	HSBC	0	(424)	(424)
Buy		2,112	11/2011	DUB	2	0	2
Buy		472,257	11/2011	HSBC	436	0	436
Buy	MYR	13,800	08/2011	BCLY	110	0	110
Buy		26,600	08/2011	CITI	198	0	198
Buy		7,718	08/2011	HSBC	51	0	51
Buy		4,500	08/2011	JPM	32	0	32
Buy	PHP	183,300	03/2012	CITI	0	(18)	(18)
Buy		596,375	03/2012	JPM	0	(43)	(43)
Buy	PLN	91,717	08/2011	UBS	1,584	0	1,584
Buy	SGD	3,200	09/2011	BCLY	103	0	103
Buy		7,400	09/2011	CITI	238	0	238
Buy		3,600	09/2011	DUB	108	0	108
Buy		9,099	09/2011	JPM	281	0	281
Buy		7,400	09/2011	RBS	239	0	239
Buy	TRY	9,277	07/2011	HSBC	0	(144)	(144)
Sell		9,277	07/2011	HSBC	0	(73)	(73)
Buy		9,277	10/2011	HSBC	72	0	72
Sell	ZAR	92,290	07/2011	BCLY	0	(110)	(110)
Sell		24,560	07/2011	BNP	0	(66)	(66)
Sell		28,948	07/2011	GSC	0	(169)	(169)
Buy		182,184	07/2011	HSBC	609	0	609
Sell		36,385	07/2011	MSC	0	(208)	(208)
Sell		182,184	10/2011	HSBC	0	(602)	(602)
Sell		63,113	10/2011	MSC	0	(27)	(27)

					$10,648	$(8,926)	$1,722

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory (3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 06/30/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$16,211	$0	$16,211
Barbados
Corporate Bonds & Notes	0	18,260	0	18,260
Bermuda
Corporate Bonds & Notes	0	46,503	0	46,503
Brazil
Corporate Bonds & Notes	0	277,037	0	277,037
Sovereign Issues	0	156,072	0	156,072
Canada
Corporate Bonds & Notes	0	5,210	0	5,210
Cayman Islands
Corporate Bonds & Notes	0	57,128	11,295	68,423
Chile
Corporate Bonds & Notes	0	67,066	0	67,066
Sovereign Issues	0	107	0	107
Colombia
Corporate Bonds & Notes	0	33,168	0	33,168
Sovereign Issues	0	108,048	0	108,048
Egypt
Bank Loan Obligations	0	15,151	0	15,151
El Salvador
Corporate Bonds & Notes	0	10,465	0	10,465
Guatemala
Sovereign Issues	0	5,413	0	5,413
Hong Kong
Corporate Bonds & Notes	0	885	0	885
India
Corporate Bonds & Notes	0	53,026	0	53,026
Indonesia
Bank Loan Obligations	0	0	3,735	3,735
Corporate Bonds & Notes	0	73,005	0	73,005
Sovereign Issues	0	209,619	0	209,619
Ireland
Corporate Bonds & Notes	0	44,952	0	44,952
Israel
Corporate Bonds & Notes	0	6,265	0	6,265
Kazakhstan
Corporate Bonds & Notes	0	118,607	0	118,607
Luxembourg
Corporate Bonds & Notes	0	12,864	0	12,864
Malaysia
Corporate Bonds & Notes	0	24,720	0	24,720
Mexico
Bank Loan Obligations	0	0	17,348	17,348
Corporate Bonds & Notes	0	278,326	0	278,326
Sovereign Issues	0	108,912	0	108,912
Netherlands
Corporate Bonds & Notes	0	39,449	0	39,449
Panama
Corporate Bonds & Notes	0	9,730	0	9,730
Sovereign Issues	0	97,884	0	97,884
Peru
Corporate Bonds & Notes	0	8,483	0	8,483
Sovereign Issues	0	61,141	0	61,141
Philippines
Sovereign Issues	0	50,171	0	50,171
Poland
Sovereign Issues	0	25,408	0	25,408
Qatar
Corporate Bonds & Notes	0	53,880	0	53,880
Russia
Corporate Bonds & Notes	0	368,716	0	368,716
Sovereign Issues	0	269,766	0	269,766
Singapore
Corporate Bonds & Notes	0	1,372	0	1,372
South Africa
Corporate Bonds & Notes	0	7,355	0	7,355
Sovereign Issues	0	89,517	0	89,517
South Korea
Corporate Bonds & Notes	0	36,456	0	36,456

Sovereign Issues	0	37,306	0	37,306
Trinidad and Tobago
Corporate Bonds & Notes	0	20,556	0	20,556
Tunisia
Sovereign Issues	0	11,745	0	11,745
Turkey
Corporate Bonds & Notes	0	16,359	0	16,359
Sovereign Issues	0	171,539	0	171,539
United Arab Emirates
Corporate Bonds & Notes	0	23,053	0	23,053
United Kingdom
Corporate Bonds & Notes	0	9,793	0	9,793
United States
Asset-Backed Securities	0	715	0	715
Corporate Bonds & Notes	0	93,287	0	93,287
Mortgage-Backed Securities	0	25,571	0	25,571
U.S. Government Agencies	0	223	0	223
U.S. Treasury Obligations	0	5,526	0	5,526
Uruguay
Sovereign Issues	0	64,838	0	64,838
Venezuela
Corporate Bonds & Notes	0	66,761	0	66,761
Sovereign Issues	0	130,597	0	130,597
Vietnam
Sovereign Issues	0	4,310	0	4,310
Virgin Islands (British)
Corporate Bonds & Notes	0	18,557	0	18,557
Repurchase Agreements	0	4,177	0	4,177
Short-Term Instruments
U.S. Treasury Bills	0	5,602	0	5,602
PIMCO Short-Term Floating NAV Portfolio	227,432	0	0	227,432
Purchased Options
Interest Rate Contracts	0	1,107	0	1,107
	$227,432	$3,577,970	$32,378	$3,837,780

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	13,162	12	13,174
Foreign Exchange Contracts	0	10,648	0	10,648
Interest Rate Contracts	203	2,076	0	2,279
	$203	$25,886	$12	$26,101

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,357)	0	(4,357)
Foreign Exchange Contracts	0	(8,926)	0	(8,926)
Interest Rate Contracts	(70)	(9,095)	(28)	(9,193)

	$(70)	$(22,378)	$(28)	$(22,476)

Totals	$227,565	$3,581,478	$32,362	$3,841,405

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory(3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$11,599	$0	$(755)	$106	$153	$192	$0	$0	$11,295	$190
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	3,735	0	3,735	0
Mexico
Bank Loan Obligations	11,508	5,894	0	0	0	(54)	0	0	17,348	(54)
	$23,107	$5,894	$(755)	$106	$153	$138	$3,735	$0	$32,378	$136
Financial Derivative Instruments (7) - Assets
Credit Contracts	$13	$0	$0	$0	$0	$(1)	$0	$0	$12	$(1)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(56)	$0	$0	$0	$0	$28	$0	$0	$(28)	$28

Totals	$23,064	$5,894	$(755)	$106	$153	$165	$3,735	$0	$32,362	$163

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Sappi Papier Holding GmbH
6.625% due 04/15/2021		$950	$929

Total Austria (Cost $952)			929

BARBADOS 1.7%
CORPORATE BONDS & NOTES 1.7%
Columbus International, Inc.
11.500% due 11/20/2014		$5,300	6,049

Total Barbados (Cost $5,832)			6,049

BERMUDA 5.5%
CORPORATE BONDS & NOTES 5.5%
Digicel Ltd.
8.250% due 09/01/2017		$7,460	7,777
FPMH Finance Ltd.
7.375% due 07/24/2017		1,200	1,308
Noble Group Ltd.
6.625% due 08/05/2020		3,300	3,391
6.750% due 01/29/2020		2,000	2,108
Qtel International Finance Ltd.
3.375% due 10/14/2016		100	100
4.750% due 02/16/2021		400	392
7.875% due 06/10/2019		4,200	5,061

Total Bermuda (Cost $20,056)			20,137

BRAZIL 17.1%
CORPORATE BONDS & NOTES 17.1%
Banco do Brasil S.A.
8.500% due 10/29/2049		$4,500	5,231
Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	302
4.500% due 04/06/2015		200	205
Banco Votorantim S.A.
5.250% due 02/11/2016		2,600	2,649
7.375% due 01/21/2020		4,000	4,260
BR Malls International Finance Ltd.
8.500% due 01/29/2049		1,400	1,489
BR Properties S.A.
9.000% due 10/29/2049		4,400	4,620
Braskem Finance Ltd.
5.750% due 04/15/2021		900	910
7.000% due 05/07/2020		1,700	1,862
CCL Finance Ltd.
9.500% due 08/15/2014		350	406
9.500% due 08/15/2014		2,800	3,252
Cia de Saneamento Basico do Estado de Sao Paulo
6.250% due 12/16/2020		1,000	1,030
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	2,311	1,962
CSN Islands VIII Corp.
9.750% due 12/16/2013		$2,500	2,900
CSN Islands XI Corp.
6.875% due 09/21/2019		1,900	2,083
CSN Resources S.A.
6.500% due 07/21/2020		1,700	1,815
Embraer Overseas Ltd.
6.375% due 01/15/2020		1,400	1,533
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		3,600	3,789
7.500% due 05/04/2020		1,556	1,702
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,688
Hypermarcas S.A.
6.500% due 04/20/2021		2,200	2,208
JBS Finance II Ltd.
8.250% due 01/29/2018		2,000	2,050
Marfrig Overseas Ltd.
9.500% due 05/04/2020		4,300	4,386
Minerva Overseas II Ltd.
10.875% due 11/15/2019		600	662
Odebrecht Finance Ltd.
7.000% due 04/21/2020		600	663
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		900	930
Petrobras International Finance Co.
6.875% due 01/20/2040		2,500	2,674
8.375% due 12/10/2018		200	247
Telemar Norte Leste S.A.
5.500% due 10/23/2020		2,024	2,009
Vale Overseas Ltd.
6.875% due 11/10/2039		2,700	2,948

Total Brazil (Cost $61,021)			62,465

CANADA 1.7%
CORPORATE BONDS & NOTES 1.7%
Harvest Operations Corp.
6.875% due 10/01/2017		$500	519
Sino-Forest Corp.
9.125% due 08/17/2011		2,060	1,761
10.250% due 07/28/2014		5,200	2,626
Trinidad Drilling Ltd.
7.875% due 01/15/2019		1,200	1,248

Total Canada (Cost $9,558)			6,154

CAYMAN ISLANDS 7.6%
CORPORATE BONDS & NOTES 7.6%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$5,700	6,105
Agile Property Holdings Ltd.
10.000% due 11/14/2016		2,300	2,438
CFG Investment SAC
9.250% due 12/19/2013		1,700	1,751
Dar Al-Arkan International Sukuk Co.
10.750% due 02/18/2015		300	309
DP World Sukuk Ltd.
6.250% due 07/02/2017		4,400	4,565
6.250% due 07/02/2017		2,450	2,539
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		2,294	1,833
0.000% due 11/30/2025		89	49
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,440	2,525
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,600	2,756
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,276	2,809

Total Cayman Islands (Cost $26,658)			27,679

CHILE 1.2%
CORPORATE BONDS & NOTES 1.2%
Colbun S.A.
6.000% due 01/21/2020		$2,800	2,948
E.CL S.A.
5.625% due 01/15/2021		1,500	1,547

Total Chile (Cost $4,367)			4,495

CHINA 0.7%
CORPORATE BONDS & NOTES 0.7%
Parkson Retail Group Ltd.
7.875% due 11/14/2011		$2,600	2,634

Total China (Cost $2,639)			2,634

COLOMBIA 3.7%
CORPORATE BONDS & NOTES 3.7%
BanColombia S.A.
5.950% due 06/03/2021		$3,750	3,825
Ecopetrol S.A.
7.625% due 07/23/2019		2,635	3,169
TGI International Ltd.
9.500% due 10/03/2017		5,905	6,665

Total Colombia (Cost $13,187)			13,659

DOMINICAN REPUBLIC 1.0%
CORPORATE BONDS & NOTES 1.0%
EGE Haina Finance Co.
9.500% due 04/26/2017		$3,500	3,737

Total Dominican Republic (Cost $3,620)			3,737

EGYPT 0.6%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.246% due 12/07/2012		$445	442

CORPORATE BONDS & NOTES 0.5%
Nile Finance Ltd.
5.250% due 08/05/2015		1,800	1,854

Total Egypt (Cost $2,259)			2,296

EL SALVADOR 1.0%
CORPORATE BONDS & NOTES 1.0%
AES El Salvador Trust
6.750% due 02/01/2016		$3,450	3,519

Total El Salvador (Cost $3,236)			3,519

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020		$2,500	2,738

Total Germany (Cost $2,745)			2,738

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$200	197

Total Hong Kong (Cost $197)			197

INDIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Bank of Baroda
5.000% due 08/24/2016		$600	613
Bank of India
4.750% due 09/30/2015		1,000	1,037
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		500	522
Tata Power Co. Ltd.
8.500% due 08/19/2017		550	615

Total India (Cost $2,733)			2,787

INDONESIA 5.4%
CORPORATE BONDS & NOTES 5.4%
Adaro Indonesia PT
7.625% due 10/22/2019		$1,650	1,840
Indo Integrated Energy II BV
9.750% due 11/05/2016		3,720	4,259
Indosat Palapa Co. BV
7.375% due 07/29/2020		1,300	1,449
Listrindo Capital BV
9.250% due 01/29/2015		3,850	4,219
Majapahit Holding BV
8.000% due 08/07/2019		2,100	2,494
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		5,195	5,544

Total Indonesia (Cost $19,729)			19,805

IRELAND 2.2%
CORPORATE BONDS & NOTES 2.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,975	2,108
Novatek Finance Ltd.
5.326% due 02/03/2016		3,100	3,208
RZD Capital Ltd.
5.739% due 04/03/2017		2,500	2,666

Total Ireland (Cost $7,773)			7,982

ISRAEL 2.9%
CORPORATE BONDS & NOTES 2.9%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$8,950	9,837
9.375% due 01/28/2020		700	866

Total Israel (Cost $10,758)			10,703

KAZAKHSTAN 1.1%
CORPORATE BONDS & NOTES 1.1%
KazMunayGas National Co.
7.000% due 05/05/2020		$1,300	1,438
8.375% due 07/02/2013		2,200	2,410

Total Kazakhstan (Cost $3,699)			3,848

LUXEMBOURG 3.0%
CORPORATE BONDS & NOTES 3.0%
Evraz Group S.A.
9.500% due 04/24/2018		$1,200	1,386
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	1,100	1,674
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		$500	531
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		6,620	6,786
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		400	455

Total Luxembourg (Cost $10,969)			10,832

MEXICO 7.0%
BANK LOAN OBLIGATIONS 0.4%
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		$600	596
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		800	792

			1,388

CORPORATE BONDS & NOTES 6.6%
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,200	1,226
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	716
6.500% due 03/10/2021		5,400	5,535
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		1,200	1,164
9.000% due 01/11/2018		2,400	2,454
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,710	1,838
9.250% due 06/30/2020		700	752
Credito Real S.A. de C.V.
10.250% due 04/14/2015		2,000	2,150
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		2,400	2,580
Empresas ICA S.A.B. de C.V.
8.900% due 02/04/2021		1,600	1,672
Hipotecaria Su Casita S.A. de C.V.
6.185% due 06/25/2012	MXN	12,220	318
6.445% due 03/26/2012		28,780	759
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		$900	963
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,900	2,076

			24,203

Total Mexico (Cost $27,391)			25,591

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Listrindo Capital BV
9.250% due 01/29/2015		$1,000	1,095

Total Netherlands (Cost $1,105)			1,095

PANAMA 0.2%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	714

Total Panama (Cost $663)			714

PERU 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,000	1,864
Banco de Credito del Peru
4.750% due 03/16/2016		3,800	3,781

Total Peru (Cost $5,652)			5,645

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Energy Development Corp.
6.500% due 01/20/2021		$1,200	1,224

Total Philippines (Cost $1,211)			1,224

ROMANIA 1.1%
CORPORATE BONDS & NOTES 1.1%
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018		$4,000	4,152

Total Romania (Cost $4,179)			4,152

RUSSIA 14.7%
CORPORATE BONDS & NOTES 14.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	107
8.700% due 08/07/2018		700	863
ALROSA Finance S.A.
8.875% due 11/17/2014		6,265	7,186
Evraz Group S.A.
8.250% due 11/10/2015		1,700	1,896
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		7,000	8,776
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,552	1,731
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		500	598
Lukoil International Finance BV
6.125% due 11/09/2020		3,350	3,471
6.356% due 06/07/2017		200	218
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		4,770	5,186
9.000% due 06/11/2014		200	229
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,600	4,790
SCF Capital Ltd.
5.375% due 10/27/2017		2,800	2,819
TNK-BP Finance S.A.
7.875% due 03/13/2018		5,290	6,097
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		1,850	2,037
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		3,000	3,067
6.902% due 07/09/2020		2,750	2,940
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		1,670	1,800

Total Russia (Cost $51,981)			53,811

SINGAPORE 1.1%
CORPORATE BONDS & NOTES 1.1%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$1,200	1,179
7.500% due 08/12/2015		1,300	1,384
Yanlord Land Group Ltd.
10.625% due 03/29/2018		1,250	1,294

Total Singapore (Cost $3,867)			3,857

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	900	1,299

Total Sweden (Cost $1,292)			1,299

TURKEY 0.4%
CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		$1,400	1,396

Total Turkey (Cost $1,400)			1,396

UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 1.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$1,414	1,533
DP World Ltd.
6.850% due 07/02/2037		1,350	1,296

ICICI Bank Ltd.
4.750% due 11/25/2016	2,400	2,405

Total United Arab Emirates (Cost $5,195)		5,234

UNITED STATES 3.7%
BANK LOAN OBLIGATIONS 0.7%
Chrysler Group LLC
6.000% due 05/24/2017	$1,400	1,367
First Data Corp.
2.936% due 09/24/2014	1,064	988

		2,355

CORPORATE BONDS & NOTES 3.0%
American Airlines Pass-Through Trust
7.000% due 01/31/2018	200	189
CIT Group, Inc.
7.000% due 05/01/2016	1,400	1,396
Del Monte Foods Co.
7.625% due 02/15/2019	600	609
DISH DBS Corp.
6.750% due 06/01/2021	1,300	1,339
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,650	2,955
MGM Resorts International
10.375% due 05/15/2014	600	684
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	450	465
Reynolds Group Issuer, Inc.
8.250% due 02/15/2021	450	423
SLM Corp.
6.250% due 01/25/2016	1,350	1,401
Springleaf Finance Corp.
5.850% due 06/01/2013	1,400	1,390
Valeant Pharmaceuticals International
7.000% due 10/01/2020	250	243

		11,094

Total United States (Cost $13,368)		13,449

VENEZUELA 0.4%
CORPORATE BONDS & NOTES 0.4%
Corp. Andina de Fomento
8.125% due 06/04/2019	$1,140	1,395

Total Venezuela (Cost $1,325)		1,395

VIRGIN ISLANDS (BRITISH) 2.0%
CORPORATE BONDS & NOTES 2.0%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$4,300	4,391
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	2,500	2,838

Total Virgin Islands (British) (Cost $7,143)		7,229

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2011	954	954
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $975. Repurchase proceeds are $954.)
U.S. TREASURY BILLS 0.1%
0.041% due 09/15/2011 (b)	421	421

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 5.8%

	2,130,834	21,349

Total Short-Term Instruments (Cost $22,724)		22,724

PURCHASED OPTIONS (d) 0.0%
(Cost $73)		113

Total Investments 99.0% (Cost $360,557)		$361,573
Written Options (e) (0.1%) (Premiums $386)		(215)
Other Assets and Liabilities (Net) 1.1%		3,977

Net Assets 100.0%		$365,335

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Securities with an aggregate market value of $421 and cash of $6 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2012	22	$25
90-Day Eurodollar March Futures	Long	03/2013	594	(261)
90-Day Eurodollar September Futures	Long	09/2012	154	537
U.S. Treasury 10-Year Note September Futures	Short	09/2011	126	(69)

				$232

(c)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%	$2,000	$3	$0	$3
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%	1,800	8	(5)	13
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.425%	2,000	6	3	3
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	06/20/2015	0.772%	1,600	14	(4)	18
National Bank of Abu Dhabi PJSC	HSBC	1.000%	12/20/2012	0.647%	2,500	14	0	14
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.577%	600	0	(3)	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.577%	200	0	(1)	1
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%	200	(3)	(7)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%	2,000	3	(7)	10
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%	200	1	(1)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%	2,300	(26)	(79)	53
Radian Group, Inc.	CITI	5.000%	06/20/2012	5.585%	3,700	(15)	(37)	22
South Africa Government International Bond	BCLY	1.000%	06/20/2015	1.019%	3,200	(1)	(38)	37
South Korea Government Bond	CITI	1.000%	06/20/2015	0.830%	1,600	11	17	(6)
TNK-BP Finance S.A.	HSBC	1.000%	12/20/2012	1.228%	1,800	(5)	(56)	51
Turkiye Garanti Bankasi AS	HSBC	0.900%	10/17/2011	1.507%	3,100	0	0	0
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%	800	(29)	(32)	3

						$(19)	$(250)	$231

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Saudi Arabia Government International Bond	HSBC	(1.000%	)	03/20/2016	0.895%	$3,000	$(15)	$34	$(49)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	31,600	$191	$37	$154
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		6,000	56	10	46
Pay	1-Year BRL-CDI	11.670%	01/02/2012	BCLY		2,400	44	22	22
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		18,000	332	145	187
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		40,800	16	0	16
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		17,000	160	0	160
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		$15,400	111	(29)	140

							$910	$185	$725

(d)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$21,600	$73	$113

(e)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	18	$5	$(4)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	18	6	(4)

				$11	$(8)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$43,200	$77	$(25)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	18,200	150	(96)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	10,400	55	(35)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	10,400	71	(33)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	1,200	8	(7)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	1,200	14	(11)

							$375	$(207)

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,223	08/2011	BCLY	$47	$0	$47
Sell		4,223	08/2011	UBS	0	(76)	(76)
Sell		4,223	09/2011	BCLY	0	(46)	(46)
Buy	CNY	409	11/2011	BCLY	0	0	0
Buy		2,463	11/2011	CITI	3	0	3
Buy		1,005	11/2011	JPM	0	(1)	(1)
Buy		4,024	11/2011	MSC	5	0	5
Buy		12,420	02/2013	BCLY	0	(15)	(15)
Sell	EUR	2,111	07/2011	BCLY	5	(23)	(18)
Buy		1,250	07/2011	BNP	42	0	42
Sell		10,566	07/2011	CSFB	0	(78)	(78)
Buy		811	07/2011	MSC	25	0	25
Buy	INR	87,776	08/2011	BCLY	88	0	88
Buy		190,000	08/2011	CITI	42	0	42
Sell		299,182	08/2011	RBS	0	(196)	(196)
Buy		95,498	11/2011	BCLY	25	0	25
Buy	KRW	3,920,465	08/2011	JPM	93	0	93
Buy	MXN	338	07/2011	CITI	1	0	1
Buy		528	07/2011	DUB	2	0	2
Buy		41,213	07/2011	HSBC	208	0	208
Sell		67,772	07/2011	MSC	33	0	33
Buy		25,693	07/2011	UBS	104	0	104
Buy		317	11/2011	DUB	0	0	0
Buy		67,772	11/2011	MSC	0	(25)	(25)

					$723	$(460)	$263

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Austria
Corporate Bonds & Notes	$0	$929	$0	$929
Barbados
Corporate Bonds & Notes	0	6,049	0	6,049
Bermuda
Corporate Bonds & Notes	0	20,137	0	20,137
Brazil
Corporate Bonds & Notes	0	60,503	1,962	62,465
Canada
Corporate Bonds & Notes	0	6,154	0	6,154
Cayman Islands
Corporate Bonds & Notes	0	22,988	4,691	27,679
Chile
Corporate Bonds & Notes	0	4,495	0	4,495
China
Corporate Bonds & Notes	0	2,634	0	2,634
Colombia

Corporate Bonds & Notes	0	13,659	0	13,659
Dominican Republic
Corporate Bonds & Notes	0	3,737	0	3,737
Egypt
Bank Loan Obligations	0	442	0	442
Corporate Bonds & Notes	0	1,854	0	1,854
El Salvador
Corporate Bonds & Notes	0	3,519	0	3,519
Germany
Corporate Bonds & Notes	0	2,738	0	2,738
Hong Kong
Corporate Bonds & Notes	0	197	0	197
India
Corporate Bonds & Notes	0	2,787	0	2,787
Indonesia
Corporate Bonds & Notes	0	19,805	0	19,805
Ireland
Corporate Bonds & Notes	0	7,982	0	7,982
Israel
Corporate Bonds & Notes	0	10,703	0	10,703
Kazakhstan
Corporate Bonds & Notes	0	3,848	0	3,848
Luxembourg
Corporate Bonds & Notes	0	10,832	0	10,832
Mexico
Bank Loan Obligations	0	0	1,388	1,388
Corporate Bonds & Notes	0	24,203	0	24,203
Netherlands
Corporate Bonds & Notes	0	1,095	0	1,095
Panama
Corporate Bonds & Notes	0	714	0	714
Peru
Corporate Bonds & Notes	0	5,645	0	5,645
Philippines
Corporate Bonds & Notes	0	1,224	0	1,224
Romania
Corporate Bonds & Notes	0	4,152	0	4,152
Russia
Corporate Bonds & Notes	0	53,811	0	53,811
Singapore
Corporate Bonds & Notes	0	3,857	0	3,857
Sweden
Corporate Bonds & Notes	0	1,299	0	1,299
Turkey
Corporate Bonds & Notes	0	1,396	0	1,396
United Arab Emirates
Corporate Bonds & Notes	0	5,234	0	5,234
United States
Bank Loan Obligations	0	2,355	0	2,355
Corporate Bonds & Notes	0	10,905	189	11,094
Venezuela
Corporate Bonds & Notes	0	1,395	0	1,395
Virgin Islands (British)
Corporate Bonds & Notes	0	7,229	0	7,229
Short-Term Instruments

Repurchase Agreements	0	954	0	954
U.S. Treasury Bills	0	421	0	421
PIMCO Short-Term Floating NAV Portfolio	21,349	0	0	21,349
Purchased Options
Interest Rate Contracts	0	113	0	113
	$21,349	$331,994	$8,230	$361,573

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	234	3	237
Foreign Exchange Contracts	0	723	0	723
Interest Rate Contracts	562	725	0	1,287
	$562	$1,682	$3	$2,247

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(55)	0	(55)
Foreign Exchange Contracts	0	(460)	0	(460)
Interest Rate Contracts	(330)	(215)	0	(545)

	$(330)	$(730)	$0	$(1,060)

Totals	$21,581	$332,946	$8,233	$362,760

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$6,309	$0	$0	$(79)	$0	$352	$0	$(4,620)	$1,962	$104
Cayman Islands
Corporate Bonds & Notes	3,655	1,187	(388)	30	74	133	0	0	4,691	175
Mexico
Bank Loan Obligations	794	599	0	0	0	(5)	0	0	1,388	(5)
United States
Corporate Bonds & Notes	194	0	0	0	0	(5)	0	0	189	(5)

	$10,952	$1,786	$(388)	$(49)	$74	$475	$0	$(4,620)	$8,230	$269
Financial Derivative Instruments (7) - Assets
Credit Contracts	$42	$0	$0	$0	$0	$12	$0	$(51)	$3	$0

Totals	$10,994	$1,786	$(388)	$(49)	$74	$487	$0	$(4,671)	$8,233	$269

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund (Prior to August 16, 2011, the fund’s name was PIMCO Developing Local Markets Fund.)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Westpac Banking Corp.
0.438% due 12/14/2012		$38,000	$38,028

Total Australia (Cost $38,000)			38,028

BARBADOS 0.1%
CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,418

Total Barbados (Cost $6,979)			7,418

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Qtel International Finance Ltd.
6.500% due 06/10/2014		$5,000	5,535

Total Bermuda (Cost $5,551)			5,535

BRAZIL 5.1%
CORPORATE BONDS & NOTES 1.4%
Banco Bradesco S.A.
2.361% due 05/16/2014		$20,600	20,875
Banco do Brasil S.A.
3.007% due 07/02/2014		5,700	5,686
4.500% due 01/22/2015		10,100	10,580
Banco Santander Brasil S.A.
2.346% due 03/18/2014		34,300	34,502
Banco Votorantim Ltd.
3.246% due 03/28/2014		7,900	7,884

			79,527

SOVEREIGN ISSUES 3.7%
Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,732
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,446
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		32,925	20,851
10.000% due 01/01/2013		26,974	16,703
10.000% due 01/01/2014		16,519	10,021
10.000% due 01/01/2017		259,643	150,872

			203,625

Total Brazil (Cost $260,817)			283,152

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	951
Devon Financing Corp. ULC
6.875% due 09/30/2011		4,500	4,568

Total Canada (Cost $5,502)			5,519

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.704% due 06/27/2015		$906	875
Hyundai Capital Auto Funding Ltd.
1.186% due 09/20/2016		5,100	5,067

			5,942

CORPORATE BONDS & NOTES 0.0%
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	300	437

Total Cayman Islands (Cost $6,317)			6,379

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,077
6.375% due 11/30/2012		500	532

Total Chile (Cost $1,600)			1,609

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		$1,699	1,860
5.250% due 07/29/2014		1,512	1,650

Total China (Cost $3,386)			3,510

COLOMBIA 1.4%
SOVEREIGN ISSUES 1.4%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	471
Colombia Government International Bond
2.068% due 11/16/2015		$13,760	14,242
3.795% due 03/18/2013		3,150	3,240
8.250% due 12/22/2014		9,670	11,754
10.000% due 01/23/2012		9,760	10,246
10.750% due 01/15/2013		8,917	10,254
12.000% due 10/22/2015	COP	40,126,000	28,889

Total Colombia (Cost $75,924)			79,096

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.246% due 12/07/2012		$4,616	4,590
Petroleum Export III Ltd.
3.747% due 04/08/2013		1,627	1,617

			6,207

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/11/2011		40	40

Total Egypt (Cost $6,283)			6,247

EL SALVADOR 0.3%
SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond
8.500% due 07/25/2011		$16,923	17,041

Total El Salvador (Cost $16,983)			17,041

FRANCE 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$15,000	15,018
Dexia Credit Local S.A.
0.535% due 01/12/2012		43,400	43,389

Total France (Cost $58,400)			58,407

GERMANY 0.0%
CORPORATE BONDS & NOTES 0.0%
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	394	569

Total Germany (Cost $534)			569

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$4,060	4,567
10.250% due 11/08/2011		3,998	4,118

Total Guatemala (Cost $8,667)			8,685

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	977

Total Hungary (Cost $980)			977

INDIA 0.8%
CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
2.007% due 02/24/2014		$5,600	5,569
5.750% due 01/12/2012		7,000	7,164
5.875% due 10/20/2011		1,000	1,012
6.625% due 10/03/2012		7,000	7,367
ICICI Bank UK PLC
0.874% due 02/27/2012		2,750	2,754
State Bank of India
0.641% due 02/15/2012		15,700	15,559
4.500% due 07/27/2015		3,900	4,005

Total India (Cost $43,511)			43,430

INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.6%
Majapahit Holding BV
7.250% due 10/17/2011		$34,543	35,112

SOVEREIGN ISSUES 0.2%
Indonesia Government International Bond
6.750% due 03/10/2014		7,000	7,828

Total Indonesia (Cost $42,753)			42,940

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.6%
DanFin Funding Ltd.
0.976% due 07/16/2013		$34,000	34,007

Total Ireland (Cost $34,000)			34,007

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$14,000	13,976

Total Italy (Cost $14,000)			13,976

KAZAKHSTAN 2.3%
CORPORATE BONDS & NOTES 2.3%
Intergas Finance BV
6.875% due 11/04/2011		$11,168	11,392
KazMunayGas National Co.
8.375% due 07/02/2013		70,690	77,317
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		35,412	37,590

Total Kazakhstan (Cost $124,862)			126,299

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	8,517

Total Luxembourg (Cost $7,683)			8,517

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	25,866
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,057

			26,923

SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
7.500% due 07/15/2011		2,950	2,957

Total Malaysia (Cost $29,495)			29,880

MEXICO 5.3%
BANK LOAN OBLIGATIONS 0.3%
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		$8,600	8,550
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		10,950	10,839

			19,389

CORPORATE BONDS & NOTES 1.3%
BBVA Bancomer S.A.
6.500% due 03/10/2021		950	974
7.250% due 04/22/2020		450	474
Pemex Project Funding Master Trust
0.853% due 12/03/2012		46,459	46,575
6.250% due 08/05/2013	EUR	2,050	3,173
7.500% due 12/18/2013	GBP	400	706
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	214,500	19,107

			71,009

SOVEREIGN ISSUES 3.7%
Mexico Government International Bond
6.000% due 06/18/2015		181,300	15,512
7.500% due 06/21/2012		928,545	81,568
8.000% due 06/11/2020		160,900	14,777
9.000% due 12/22/2011		1,097,870	95,819

			207,676

Total Mexico (Cost $288,636)			298,074

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
NXP BV
4.077% due 10/15/2013	EUR	10,064	14,559
Volkswagen International Finance NV
0.917% due 04/01/2014		$25,700	25,808
Waha Aerospace BV
3.925% due 07/28/2020		181	183

Total Netherlands (Cost $39,645)			40,550

PANAMA 0.7%
SOVEREIGN ISSUES 0.7%
Panama Government International Bond
7.250% due 03/15/2015		$26,470	31,314
9.375% due 07/23/2012		8,285	9,010

Total Panama (Cost $39,065)			40,324

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,441

Total Peru (Cost $8,373)			8,441

PHILIPPINES 0.6%
CORPORATE BONDS & NOTES 0.4%
National Power Corp.
4.508% due 08/23/2011		$20,491	20,508

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
8.250% due 01/15/2014		229	265
8.875% due 03/17/2015		7,860	9,795

			10,060

Total Philippines (Cost $30,089)			30,568

POLAND 3.9%
SOVEREIGN ISSUES 3.9%
Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	17,022
0.000% due 10/25/2012		261,300	89,688
4.270% due 01/25/2015		59,724	21,835
4.750% due 04/25/2012		50,200	18,309
5.000% due 04/25/2016		2,700	977
5.500% due 04/25/2015		84,360	31,216
5.750% due 04/25/2014		19,000	7,088
6.250% due 07/03/2012		$29,900	31,495

Total Poland (Cost $208,237)			217,630

QATAR 1.6%
CORPORATE BONDS & NOTES 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		$11,874	13,029
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		46,750	48,851
5.500% due 09/30/2014		3,150	3,452
5.832% due 09/30/2016		5,354	5,849

			71,181

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		11,700	12,285
5.150% due 04/09/2014		6,500	7,076

			19,361

Total Qatar (Cost $88,973)			90,542

RUSSIA 9.2%
CORPORATE BONDS & NOTES 8.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,350	4,992
5.670% due 03/05/2014		$13,030	13,910
6.103% due 06/27/2012		53,290	55,627
7.700% due 08/07/2013		9,000	9,996
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	400,000	4,872
5.092% due 11/29/2015		$300	314
7.343% due 04/11/2013		2,100	2,290
7.510% due 07/31/2013		5,000	5,538
8.125% due 07/31/2014		1,300	1,482
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		3,414	3,759
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		24,952	25,934
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		77,880	87,265
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		8,600	10,279
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		2,500	2,713
7.175% due 05/16/2013		18,165	19,636
9.000% due 06/11/2014		10,100	11,577
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,500	1,592
5.930% due 11/14/2011		35,000	35,700
6.468% due 07/02/2013		13,470	14,581
6.480% due 05/15/2013		19,000	20,496
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		10,000	11,212
TNK-BP Finance S.A.
6.125% due 03/20/2012		21,200	21,921
6.875% due 07/18/2011		50,750	50,940
7.500% due 03/13/2013		15,575	16,906
VimpelCom Holdings BV
4.246% due 06/29/2014		37,600	37,788
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		24,700	26,170
7.500% due 10/12/2011		2,000	2,036

			499,526

SOVEREIGN ISSUES 0.3%
Russia Government International Bond
3.625% due 04/29/2015		14,900	15,384

Total Russia (Cost $506,395)			514,910

SOUTH AFRICA 2.8%
SOVEREIGN ISSUES 2.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,392
6.500% due 06/02/2014		$19,297	21,738
7.375% due 04/25/2012		95,953	101,115
8.250% due 09/15/2017	ZAR	59,100	8,797
13.500% due 09/15/2015		140,000	25,085

Total South Africa (Cost $157,510)			159,127

SOUTH KOREA 3.3%
CORPORATE BONDS & NOTES 0.3%
Korea Electric Power Corp.
3.000% due 10/05/2015		$1,200	1,186
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,300	4,721
Shinhan Bank
1.561% due 11/16/2012		600	600
Woori Bank
0.608% due 09/14/2011		11,500	11,457

			17,964

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	64,400	52,707
1.300% due 03/13/2012		$17,100	17,103
1.660% due 02/14/2013	EUR	2,600	3,633
5.500% due 10/17/2012		$14,400	15,161
5.750% due 05/22/2013	EUR	800	1,218
5.875% due 01/14/2015		$300	330
8.125% due 01/21/2014		8,510	9,768
Korea Development Bank
0.450% due 09/12/2011		2,000	1,996
0.538% due 11/22/2012		13,100	12,891
1.479% due 04/03/2014	EUR	1,000	1,395
5.300% due 01/17/2013		$11,213	11,858
5.750% due 05/13/2012		4,800	4,975

5.750% due 09/10/2013		2,310	2,518
8.000% due 01/23/2014		4,370	4,976
Korea Government Bond
4.250% due 06/01/2013		5,000	5,272
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,200	2,283
Korea National Housing Corp.
0.508% due 11/22/2011		18,300	18,256

			166,340

Total South Korea (Cost $180,385)			184,304

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	5,077
4.250% due 03/13/2013		2,800	92

Total Thailand (Cost $5,445)			5,169

TUNISIA 1.3%
SOVEREIGN ISSUES 1.3%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	100	151
7.375% due 04/25/2012		$68,859	71,786

Total Tunisia (Cost $71,762)			71,937

TURKEY 3.0%
SOVEREIGN ISSUES 3.0%
Turkey Government International Bond
0.000% due 08/03/2011	TRY	169,600	103,771
0.000% due 11/16/2011		74,500	44,520
0.000% due 04/25/2012		7,110	4,090
11.500% due 01/23/2012		$12,419	13,133
Turkey Government International
4.000% due 04/29/2015 (c)	TRY	6,587	4,308

Total Turkey (Cost $177,047)			169,822

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		$12,600	13,270
5.500% due 04/08/2014		11,700	12,914

Total United Arab Emirates (Cost $25,849)			26,184

UNITED KINGDOM 2.8%
CORPORATE BONDS & NOTES 2.8%
Barclays Bank PLC
10.179% due 06/12/2021		$15,240	19,197
FCE Bank PLC
7.125% due 01/16/2012	EUR	100	148
7.125% due 01/15/2013		300	452
HBOS PLC
0.452% due 09/06/2017		$2,000	1,775
Nationwide Building Society
1.730% due 12/22/2016	EUR	450	621
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		$66,900	66,993
1.174% due 04/23/2012		58,100	58,458
Santander UK PLC
1.530% due 10/10/2017	EUR	700	947
1.730% due 08/28/2017		1,500	2,017
Vodafone Group PLC
0.534% due 02/27/2012		$6,131	6,138
5.350% due 02/27/2012		1,800	1,855

Total United Kingdom (Cost $154,365)			158,601

UNITED STATES 7.5%
ASSET-BACKED SECURITIES 0.1%
ACE Securities Corp.
0.236% due 12/25/2036		$111	108
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		100	97
0.266% due 10/25/2036		163	157
Carrington Mortgage Loan Trust
0.286% due 06/25/2037		1,961	1,785
0.506% due 10/25/2035		220	206
Citigroup Mortgage Loan Trust, Inc.
0.246% due 05/25/2037		216	207
0.246% due 07/25/2045		410	336
Countrywide Asset-Backed Certificates
0.286% due 09/25/2047		196	193
Credit-Based Asset Servicing & Securitization LLC
0.306% due 07/25/2037		104	96
Daimler Chrysler Auto Trust
1.670% due 09/10/2012		19	19
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036		61	20
GSAA Trust
0.486% due 05/25/2047		700	447
GSAMP Trust
0.256% due 10/25/2036		3	3
0.256% due 12/25/2036		214	147
HSBC Asset Loan Obligation
0.246% due 12/25/2036		151	138
HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037		135	133
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		108	106
0.296% due 08/25/2036		4,014	1,427
MASTR Asset-Backed Securities Trust
0.236% due 01/25/2037		325	86
Morgan Stanley Mortgage Loan Trust
0.416% due 02/25/2037		554	248
New Century Home Equity Loan Trust
0.366% due 05/25/2036		800	490
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037		168	161
0.246% due 12/25/2036		385	123
0.266% due 11/25/2036		282	92
Structured Asset Securities Corp.
0.266% due 01/25/2037		123	121
WaMu Asset-Backed Certificates
0.236% due 01/25/2037		60	58

			7,004

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
2.246% due 12/21/2012		177	177
2.250% due 12/21/2012		7,560	7,564

			7,741

CORPORATE BONDS & NOTES 7.0%
Ally Financial, Inc.
3.466% due 02/11/2014		8,600	8,457
6.000% due 12/15/2011		500	507
6.875% due 09/15/2011		400	403
American International Group, Inc.
0.386% due 10/18/2011		2,800	2,787
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,223
Anheuser-Busch InBev Worldwide, Inc.
0.976% due 03/26/2013		1,500	1,515
3.000% due 10/15/2012		12,000	12,324
Bank of America Corp.
4.750% due 05/06/2019	EUR	500	679
CIT Group, Inc.
5.250% due 04/01/2014		$8,700	8,700
Citibank N.A.
0.246% due 09/21/2012		16,030	16,053
Citigroup Funding, Inc.
0.603% due 04/30/2012		12,985	13,033
CVS Caremark Corp.
5.750% due 08/15/2011		900	905
Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,018
Dow Chemical Co.
2.518% due 08/08/2011		7,500	7,516
4.850% due 08/15/2012		900	940
Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,917
6.250% due 01/15/2012		900	927
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,707
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,700	1,726
8.000% due 06/01/2014		800	878
9.875% due 08/10/2011		2,200	2,217
General Electric Capital Corp.
0.218% due 05/08/2012		52,500	52,524
0.331% due 08/15/2011		2,800	2,801
0.410% due 04/10/2012		24,000	24,030
0.502% due 12/07/2012		12,500	12,560
HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,404
International Lease Finance Corp.
0.634% due 07/01/2011		10,000	10,000
JPMorgan Chase & Co.
1.776% due 09/26/2013	EUR	4,400	6,325
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		$1,000	937
Kraft Foods, Inc.
5.625% due 11/01/2011		580	589
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		6,974	1,909
7.875% due 05/08/2018 (a)	GBP	5,000	2,066
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		$2,300	2,296
MetLife Institutional Funding II
1.201% due 04/04/2014		20,000	20,060
Metropolitan Life Global Funding I
0.497% due 03/15/2012		4,100	4,103
Morgan Stanley
0.596% due 06/20/2012		25,000	25,116
PACCAR, Inc.
1.422% due 09/14/2012		8,000	8,116
Pemex Project Funding Master Trust
0.853% due 12/03/2012		5,000	5,012
Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,629
SLM Corp.
0.504% due 10/25/2011		1,000	995
5.375% due 05/15/2014		1,100	1,146
Southern Co.
0.674% due 10/21/2011		14,700	14,718
SSIF Nevada LP
0.981% due 04/14/2014		37,000	37,031
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,300
Teva Pharmaceutical Finance III LLC
0.646% due 12/19/2011		6,800	6,813

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,863
Verizon Communications, Inc.
0.856% due 03/28/2014		27,300	27,578
Wachovia Corp.
0.404% due 04/23/2012		9,700	9,710
XTO Energy, Inc.
7.500% due 04/15/2012		2,042	2,152

			394,215

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034		555	511
Countrywide Alternative Loan Trust
5.232% due 10/25/2035		366	293
Countrywide Home Loan Mortgage Pass-Through Trust
3.042% due 04/20/2035		2,772	2,600
5.321% due 02/20/2036		541	389
Credit Suisse First Boston Mortgage Securities Corp.
2.444% due 06/25/2033		1,703	1,612
Merrill Lynch Floating Trust
0.257% due 06/15/2022		181	178
Morgan Stanley Capital I
0.247% due 10/15/2020		726	708
Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030		535	556
Structured Adjustable Rate Mortgage Loan Trust
2.581% due 07/25/2034		3,416	3,107

			9,954

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.495% due 06/01/2043 - 07/01/2044		652	652
2.410% due 11/01/2035		159	165
5.000% due 02/25/2017		27	27
5.072% due 09/01/2035		260	279
5.148% due 11/01/2035		322	346
5.181% due 10/01/2035		316	339
5.208% due 08/01/2035		299	321
5.296% due 09/01/2035		293	314
Freddie Mac
0.466% due 09/25/2031		282	267
2.904% due 08/01/2035		39	41

			2,751

Total United States (Cost $421,506)			421,665

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
PCCW-HKT Capital Ltd.
8.000% due 11/15/2011		$1,000	1,021
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		1,800	2,043

Total Virgin Islands (British) (Cost $3,059)			3,064

SHORT-TERM INSTRUMENTS 39.5%
CERTIFICATES OF DEPOSIT 4.6%
Banco Bradesco S.A.
0.000% due 08/26/2011		$10,500	10,472
1.954% due 01/24/2013		21,000	21,173
Banco Do Brasil S.A.
0.963% due 08/15/2011		80,000	79,905
1.318% due 11/15/2011		2,500	2,509
Industrial & Commercial Bank of China Ltd.
0.000% due 08/18/2011		22,000	22,000
Itau Unibanco S.A.
0.000% due 08/08/2011		40,000	39,910
0.000% due 08/11/2011		40,000	39,944
0.000% due 09/06/2011		13,700	13,671
0.000% due 09/12/2011		20,100	20,055
0.000% due 01/17/2012		5,000	4,962

			254,601

SHORT-TERM NOTES 3.5%
Banco Santander Brasil S.A.
1.975% due 12/28/2011		400	397
1.979% due 12/29/2011		200	198
2.596% due 12/28/2011		4,100	4,066
2.596% due 12/29/2011		10,000	9,917
Bank Negara Malaysia Monetary Notes
2.740% due 08/16/2011	MYR	163,700	54,029
2.853% due 08/02/2011		128,200	42,349
2.940% due 08/04/2011		102,600	33,887
2.944% due 08/24/2011		102,600	33,832
Korea Finance Corp.
1.050% due 12/10/2011		$17,500	17,456

			196,131

JAPAN TREASURY BILLS 3.6%
0.101% due 08/15/2011	JPY	16,200,000	201,205

MEXICO TREASURY BILLS 2.0%
4.643% due 09/22/2011 - 12/29/2011 (b)	MXN	1,323,697	111,860

TURKEY TREASURY BILLS 0.4%
6.901% due 07/20/2011	TRY	34,000	20,877

U.S. TREASURY BILLS 0.1%
0.030% due 08/04/2011 - 10/20/2011 (b)(e)(f)		$6,717	6,717

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 25.3%
		141,426,734	1,416,954

Total Short-Term Instruments (Cost $2,208,971)			2,208,345

PURCHASED OPTIONS (h) 0.0%
(Cost $696)			924

Total Investments 97.8% (Cost $5,408,235)			$5,471,402
Written Options (i) (0.0%) (Premiums $3,282)			(2,085)
Other Assets and Liabilities (Net) 2.2%			126,498

Net Assets 100.0%			$5,595,815

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $3,602 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $1,442 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2012	581	$354

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%	$12,300	$21	$0	$21
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.544%	1,000	(26)	(28)	2
Export-Import Bank of China	MSC	1.000%	09/20/2016	1.544%	1,000	(26)	(27)	1
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	1.243%	10,000	(106)	(160)	54
Qatar Government International Bond	MSC	1.000%	06/20/2016	0.946%	2,000	6	3	3

						$(131)	$(212)	$81

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC	BRL	100,000	$(130)	$4	$(134)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		121,900	2,158	839	1,319
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		87,500	34	16	18
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		119,700	(318)	0	(318)
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	889	73	816
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CITI		$24,350	(169)	166	(335)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HSBC		48,700	(340)	251	(591)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		13,700	(458)	796	(1,254)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		8,100	(271)	441	(712)

							$1,395	$2,586	$(1,191)

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$176,300	$696	$924

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	561	$143	$(124)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	561	210	(120)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	102	34	(43)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	102	47	(9)

				$434	$(296)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$352,600	$705	$(206)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	3,100	9	(7)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	3,100	16	(17)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	167,400	391	(319)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	167,400	767	(619)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	160,100	304	(249)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	160,100	656	(372)

							$2,848	$(1,789)

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	07/01/2041	$2,000	$2,204	$(2,197)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,280	07/2011	BCLY	$101	$0	$101
Sell		36,434	07/2011	CITI	0	(610)	(610)
Buy		8,073	07/2011	HSBC	172	0	172
Buy		25,082	07/2011	UBS	1,042	0	1,042
Buy		141,892	08/2011	BCLY	1,582	0	1,582
Buy		2,068	08/2011	MSC	31	0	31
Sell		141,892	08/2011	UBS	0	(2,975)	(2,975)
Sell		141,892	09/2011	BCLY	0	(1,551)	(1,551)
Buy		18,564	09/2011	HSBC	239	0	239
Sell		21,964	09/2011	JPM	0	(635)	(635)
Buy		33,647	09/2011	UBS	579	0	579
Buy	CAD	235	09/2011	BNP	4	0	4
Buy		4,947	09/2011	DUB	98	0	98
Buy		2,021	09/2011	RBC	42	0	42
Buy	CLP	994,635	09/2011	DUB	42	0	42
Buy		3,818,700	09/2011	MSC	158	0	158
Buy		2,548,819	09/2011	UBS	112	0	112
Buy		2,428,000	10/2011	BCLY	6	0	6
Buy		1,368,273	10/2011	CITI	2	(1)	1
Buy		26,040,309	10/2011	DUB	669	0	669
Buy		9,156,302	10/2011	JPM	115	0	115
Buy	CNY	77,714	11/2011	BCLY	14	(56)	(42)
Buy		324,174	11/2011	CITI	484	(85)	399
Buy		38,550	11/2011	DUB	0	(14)	(14)
Buy		76,558	11/2011	HSBC	37	(18)	19
Buy		111,936	11/2011	JPM	0	(41)	(41)
Buy		9,224	11/2011	RBS	7	0	7
Buy		56,629	02/2012	BCLY	0	(43)	(43)
Buy		170,144	02/2012	DUB	278	0	278
Buy		82,584	02/2012	GSC	94	0	94
Buy		40,930	02/2012	HSBC	46	0	46
Buy		94,753	02/2012	JPM	100	0	100
Buy		19,863	02/2012	UBS	94	0	94
Buy		62,000	06/2012	CITI	8	0	8
Buy		31,800	06/2012	DUB	2	(9)	(7)
Buy		48,317	06/2012	GSC	4	0	4

Buy		48,000	06/2012	HSBC	6	0	6
Buy		18,610	06/2012	JPM	0	0	0
Buy		63,630	06/2012	RBS	0	(39)	(39)
Buy		67,352	02/2013	DUB	1	(48)	(47)
Buy		63,005	02/2013	JPM	0	(38)	(38)
Buy		25,892	08/2013	DUB	125	0	125
Buy		50,000	04/2014	RBS	0	(104)	(104)
Buy		11,918	09/2015	CITI	0	(33)	(33)
Buy		61,375	09/2015	DUB	48	(7)	41
Buy		29,900	04/2016	DUB	0	(14)	(14)
Buy	COP	5,408,440	09/2011	BCLY	150	0	150
Buy		70,385,880	09/2011	CITI	1,652	(1)	1,651
Buy		16,291,132	09/2011	JPM	236	0	236
Buy		4,502,500	09/2011	MSC	38	0	38
Sell		2,572,300	09/2011	MSC	0	0	0
Buy	CZK	3,495,702	08/2011	BCLY	10,065	(4)	10,061
Buy		568,489	08/2011	CITI	1,347	(57)	1,290
Buy		1,331,311	08/2011	DUB	3,374	(156)	3,218
Buy		136,454	08/2011	GSC	135	0	135
Buy		1,475,880	08/2011	HSBC	3,346	(48)	3,298
Buy		272,807	08/2011	JPM	263	0	263
Sell	EUR	310	07/2011	BCLY	0	(9)	(9)
Buy		647	07/2011	BNP	8	0	8
Sell		489	07/2011	BNP	0	(24)	(24)
Buy		1,808	07/2011	CITI	24	0	24
Sell		17,963	07/2011	CSFB	0	(132)	(132)
Sell		15,170	07/2011	JPM	0	(107)	(107)
Sell		972	07/2011	MSC	0	(37)	(37)
Sell		277	07/2011	RBC	2	0	2
Buy		2,500	07/2011	RBS	35	0	35
Sell		11,906	07/2011	RBS	0	(106)	(106)
Sell	GBP	2,341	09/2011	UBS	90	0	90
Buy	HKD	175,000	09/2011	BCLY	0	0	0
Buy		2,452,170	09/2011	CITI	370	(135)	235
Sell		69,605	09/2011	CITI	24	0	24
Buy		264,596	09/2011	GSC	0	(18)	(18)
Buy		1,032,468	09/2011	HSBC	155	(2)	153
Sell		285	09/2011	HSBC	0	0	0
Buy		1,700	09/2011	MSC	0	0	0
Buy	HUF	1,555,404	07/2011	BCLY	466	0	466
Sell		2,812,754	07/2011	BCLY	20	(207)	(187)
Buy		939,189	07/2011	CITI	112	0	112
Sell		82,299	07/2011	CITI	2	0	2
Buy		8,527,529	07/2011	DUB	7,295	0	7,295
Sell		1,803,784	07/2011	DUB	0	(25)	(25)
Buy		92,827	07/2011	HSBC	19	0	19
Sell		4,618,596	07/2011	HSBC	17	(389)	(372)
Buy		734,546	07/2011	JPM	180	(2)	178
Sell		528,817	07/2011	MSC	0	(96)	(96)
Buy	IDR	11,942,000	07/2011	BCLY	0	(8)	(8)
Buy		28,197,000	07/2011	CITI	199	0	199
Buy		123,307,374	07/2011	DUB	257	0	257
Buy		88,425,900	07/2011	HSBC	575	0	575
Buy		139,443,150	07/2011	JPM	526	0	526
Buy		28,531,000	10/2011	DUB	213	0	213
Buy		43,625,000	10/2011	JPM	30	0	30
Buy		233,718,759	10/2011	RBS	1,927	0	1,927
Buy		46,540,000	01/2012	BCLY	305	0	305
Buy		100,000,000	01/2012	BOA	370	0	370
Buy		247,278,000	01/2012	CITI	791	0	791
Buy		219,590,000	01/2012	JPM	797	0	797
Buy		35,440,000	01/2012	UBS	39	0	39
Buy	ILS	17,027	08/2011	BNP	0	(5)	(5)
Buy		6,059	08/2011	BOA	0	(23)	(23)
Buy		472,927	08/2011	CSFB	74	0	74
Buy		188,984	08/2011	JPM	236	(197)	39
Buy	INR	605,400	08/2011	BCLY	509	0	509
Buy		292,955	08/2011	BNP	37	0	37
Buy		903,000	08/2011	CITI	377	0	377
Sell		314,228	08/2011	CITI	0	(212)	(212)
Buy		1,458,790	08/2011	DUB	753	0	753

Buy		46,720	08/2011	GSC	42	0	42
Sell		559,119	08/2011	GSC	0	(366)	(366)
Buy		1,858,884	08/2011	HSBC	1,543	0	1,543
Buy		961,617	08/2011	JPM	606	0	606
Buy		2,745,929	08/2011	RBS	2,170	0	2,170
Sell		117,272	08/2011	RBS	0	(77)	(77)
Buy		107,470	11/2011	BCLY	28	0	28
Buy		229,750	11/2011	DUB	55	0	55
Sell	JPY	40,319	07/2011	BOA	0	(1)	(1)
Sell		413,325	07/2011	CITI	0	(116)	(116)
Sell		2,567,883	07/2011	JPM	0	(1,243)	(1,243)
Sell		452,560	07/2011	RBS	0	(51)	(51)
Sell		16,200,000	08/2011	JPM	0	(978)	(978)
Buy	KRW	865,000	08/2011	BCLY	9	0	9
Buy		6,974,500	08/2011	BNP	21	0	21
Buy		10,350,000	08/2011	CITI	235	0	235
Buy		5,676,500	08/2011	DUB	308	0	308
Sell		1,083,200	08/2011	DUB	0	(13)	(13)
Buy		5,445,000	08/2011	HSBC	91	0	91
Buy		46,000,000	08/2011	JPM	1,219	0	1,219
Buy		2,473,200	08/2011	MSC	113	0	113
Sell		1,083,900	08/2011	MSC	0	(13)	(13)
Buy		3,104,000	08/2011	RBS	122	0	122
Buy		12,725,019	11/2011	CITI	205	0	205
Buy		5,511,500	11/2011	DUB	126	0	126
Buy		18,000,000	11/2011	JPM	286	0	286
Buy	MXN	58,497	07/2011	BCLY	0	(5)	(5)
Sell		6,227	07/2011	BCLY	0	(1)	(1)
Buy		71,813	07/2011	BNP	282	0	282
Buy		481,458	07/2011	CITI	1,426	0	1,426
Sell		1,741,484	07/2011	CITI	0	(5,761)	(5,761)
Buy		21,479	07/2011	DUB	72	0	72
Buy		1,418,315	07/2011	HSBC	4,749	0	4,749
Sell		1,486,203	07/2011	HSBC	277	0	277
Buy		171,179	07/2011	MSC	91	0	91
Sell		2,430,530	07/2011	MSC	1,253	(12)	1,241
Buy		6,486	07/2011	RBS	0	(5)	(5)
Sell		8,240	07/2011	RBS	0	0	0
Buy		3,443,457	07/2011	UBS	16,518	0	16,518
Buy		1,672	11/2011	CITI	0	(1)	(1)
Buy		33,110	11/2011	DUB	46	0	46
Buy		1,677,305	11/2011	HSBC	118	(299)	(181)
Buy		2,453,867	11/2011	MSC	42	(1,137)	(1,095)
Sell		6,227	11/2011	MSC	0	(5)	(5)
Buy		404,357	11/2011	UBS	127	(21)	106
Buy	MYR	147,036	08/2011	BCLY	1,019	(3)	1,016
Buy		226,344	08/2011	CITI	1,406	0	1,406
Buy		27,587	08/2011	DUB	48	0	48
Sell		162,492	08/2011	DUB	538	0	538
Sell		331,045	08/2011	GSC	818	0	818
Buy		83,434	08/2011	HSBC	402	(39)	363
Buy		64,846	08/2011	JPM	334	(49)	285
Buy		15,452	11/2011	CITI	0	(77)	(77)
Buy		15,242	11/2011	JPM	35	0	35
Buy		12,252	11/2011	UBS	47	0	47
Buy	PEN	77,243	08/2011	CITI	88	0	88
Sell		4,234	08/2011	CITI	0	(3)	(3)
Buy		156,433	08/2011	DUB	317	0	317
Sell		17,948	08/2011	DUB	0	(28)	(28)
Buy		33,607	08/2011	MSC	47	0	47
Buy	PHP	77,868	11/2011	BCLY	0	(10)	(10)
Buy		87,140	11/2011	CITI	3	0	3
Buy		352,590	11/2011	DUB	105	0	105
Buy		439,105	11/2011	JPM	344	0	344
Buy		198,760	11/2011	UBS	569	0	569
Buy		496,551	03/2012	BCLY	3	0	3
Buy		3,755,579	03/2012	CITI	0	(208)	(208)
Buy		153,462	03/2012	DUB	0	(1)	(1)
Buy		66,000	03/2012	HSBC	0	(2)	(2)
Buy		2,923,242	03/2012	JPM	6	(81)	(75)
Buy		71,658	03/2012	MSC	0	(1)	(1)

Sell	PLN	27,020	07/2011	CITI	0	(475)	(475)
Buy		301,108	08/2011	BCLY	5,378	(5)	5,373
Sell		14,417	08/2011	BCLY	0	(205)	(205)
Buy		4,984	08/2011	BNP	110	0	110
Buy		14,583	08/2011	BOA	0	(104)	(104)
Buy		45,787	08/2011	CITI	970	0	970
Buy		52,455	08/2011	DUB	1,007	0	1,007
Buy		340,195	08/2011	HSBC	4,973	(88)	4,885
Buy		244,999	08/2011	JPM	3,961	(341)	3,620
Buy		70,249	08/2011	MSC	512	0	512
Sell		20,083	08/2011	MSC	0	(288)	(288)
Buy		272,309	08/2011	UBS	4,702	0	4,702
Buy	RON	88,966	08/2011	BCLY	1,947	(3)	1,944
Buy		22,080	08/2011	BNP	33	(6)	27
Buy		51,334	08/2011	CITI	912	(48)	864
Buy		10,806	08/2011	DUB	84	0	84
Buy		179,284	08/2011	HSBC	3,524	(191)	3,333
Buy		194,717	08/2011	JPM	4,883	0	4,883
Buy		726	08/2011	RBS	18	0	18
Buy	RUB	192,722	07/2011	BCLY	21	(9)	12
Sell		192,722	07/2011	BCLY	14	0	14
Buy		2,956,249	07/2011	CITI	1,396	(120)	1,276
Sell		2,956,249	07/2011	CITI	100	(317)	(217)
Buy		22,282	07/2011	DUB	0	(2)	(2)
Sell		22,282	07/2011	DUB	0	(13)	(13)
Buy		27,956	07/2011	HSBC	24	0	24
Sell		27,956	07/2011	HSBC	2	0	2
Buy		321,143	07/2011	MSC	160	(10)	150
Sell		321,143	07/2011	MSC	14	(55)	(41)
Buy		16,812	09/2011	BOA	0	(2)	(2)
Buy		1,698,147	09/2011	CITI	404	(18)	386
Sell		1,026,216	09/2011	DUB	13	(8)	5
Buy		188,759	09/2011	JPM	95	0	95
Sell		42,615	09/2011	JPM	0	(15)	(15)
Buy		193,058	09/2011	MSC	81	0	81
Buy	SGD	6,701	07/2011	CITI	0	(4)	(4)
Sell		6,701	07/2011	UBS	0	(13)	(13)
Buy		62,652	09/2011	BCLY	2,009	0	2,009
Sell		64,400	09/2011	BCLY	0	(1,747)	(1,747)
Buy		167,730	09/2011	CITI	4,678	0	4,678
Buy		114,175	09/2011	DUB	2,467	0	2,467
Buy		22,202	09/2011	GSC	39	0	39
Buy		37,158	09/2011	HSBC	263	(9)	254
Sell		20,681	09/2011	HSBC	0	(138)	(138)
Buy		188,650	09/2011	JPM	5,369	0	5,369
Buy		164,305	09/2011	RBS	4,709	0	4,709
Buy		18,401	09/2011	UBS	14	0	14
Buy		35,535	12/2011	CITI	675	0	675
Buy	THB	436,000	07/2011	BCLY	42	0	42
Buy		151,600	07/2011	CITI	0	(69)	(69)
Buy		539,156	07/2011	DUB	83	0	83
Sell		58,102	07/2011	DUB	20	0	20
Buy		12,132	07/2011	HSBC	0	(5)	(5)
Buy		572,425	07/2011	JPM	213	(4)	209
Buy		124,480	10/2011	UBS	23	0	23
Buy	TRY	17,071	07/2011	BCLY	0	(152)	(152)
Buy		26,278	07/2011	CITI	44	(103)	(59)
Buy		5,217	07/2011	DUB	0	(189)	(189)
Buy		128,744	07/2011	GSC	11	(2,314)	(2,303)
Sell		7,226	07/2011	GSC	65	0	65
Buy		97,312	07/2011	HSBC	95	(1,259)	(1,164)
Sell		105,601	07/2011	HSBC	774	(650)	124
Buy		187,335	07/2011	JPM	51	(1,478)	(1,427)
Sell		209,745	07/2011	JPM	4,176	0	4,176
Buy		27,842	07/2011	MSC	0	(579)	(579)
Buy		16,049	07/2011	UBS	14	(173)	(159)
Buy		26,922	10/2011	BOA	0	(2)	(2)
Buy		80,000	10/2011	CSFB	0	(719)	(719)
Buy		26,917	10/2011	DUB	0	(5)	(5)
Buy		107,488	10/2011	HSBC	655	(16)	639
Buy		50,170	10/2011	JPM	67	(114)	(47)

Buy	TWD	376,184	01/2012	BCLY	151	0	151
Buy		1,513,680	01/2012	CITI	656	0	656
Buy		400,000	01/2012	GSC	183	0	183
Buy		272,568	01/2012	HSBC	116	(3)	113
Buy		100,000	01/2012	JPM	49	0	49
Buy		300,000	01/2012	RBS	134	0	134
Buy	ZAR	251,161	07/2011	BCLY	1,891	0	1,891
Buy		54,724	07/2011	CITI	273	(6)	267
Sell		175,136	07/2011	CITI	55	0	55
Buy		97,459	07/2011	DUB	64	(82)	(18)
Buy		3,493	07/2011	GSC	15	0	15
Buy		215,500	07/2011	HSBC	1,606	0	1,606
Sell		350,747	07/2011	HSBC	0	(1,296)	(1,296)
Buy		813,271	07/2011	JPM	4,835	0	4,835
Buy		91,299	07/2011	MSC	333	0	333
Buy		3,583	07/2011	UBS	28	0	28
Buy		34,435	10/2011	BOA	8	0	8
Buy		34,347	10/2011	CITI	0	(5)	(5)
Buy		200	10/2011	GSC	0	0	0
Buy		341,960	10/2011	HSBC	1,061	0	1,061

					$155,443	$(32,385)	$123,058

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,028	$0	$38,028
Barbados
Corporate Bonds & Notes	0	7,418	0	7,418
Bermuda
Corporate Bonds & Notes	0	5,535	0	5,535
Brazil
Corporate Bonds & Notes	0	65,957	13,570	79,527
Sovereign Issues	0	203,625	0	203,625
Canada
Corporate Bonds & Notes	0	5,519	0	5,519
Cayman Islands
Asset-Backed Securities	0	1,471	4,471	5,942
Corporate Bonds & Notes	0	437	0	437
Chile
Corporate Bonds & Notes	0	1,609	0	1,609
China
Sovereign Issues	0	3,510	0	3,510
Colombia
Sovereign Issues	0	79,096	0	79,096
Egypt
Bank Loan Obligations	0	6,207	0	6,207
Sovereign Issues	0	40	0	40
El Salvador
Sovereign Issues	0	17,041	0	17,041
France
Corporate Bonds & Notes	0	58,407	0	58,407
Germany
Corporate Bonds & Notes	0	569	0	569
Guatemala
Sovereign Issues	0	8,685	0	8,685
Hungary
Sovereign Issues	0	977	0	977
India
Corporate Bonds & Notes	0	43,430	0	43,430
Indonesia
Corporate Bonds & Notes	0	35,112	0	35,112
Sovereign Issues	0	7,828	0	7,828
Ireland
Corporate Bonds & Notes	0	34,007	0	34,007
Italy
Corporate Bonds & Notes	0	13,976	0	13,976
Kazakhstan

Corporate Bonds & Notes	0	126,299	0	126,299
Luxembourg
Corporate Bonds & Notes	0	8,517	0	8,517
Malaysia
Corporate Bonds & Notes	0	26,923	0	26,923
Sovereign Issues	0	2,957	0	2,957
Mexico
Bank Loan Obligations	0	0	19,389	19,389
Corporate Bonds & Notes	0	71,009	0	71,009
Sovereign Issues	0	207,676	0	207,676
Netherlands
Corporate Bonds & Notes	0	40,550	0	40,550
Panama
Sovereign Issues	0	40,324	0	40,324
Peru
Sovereign Issues	0	8,441	0	8,441
Philippines
Corporate Bonds & Notes	0	20,508	0	20,508
Sovereign Issues	0	10,060	0	10,060
Poland
Sovereign Issues	0	217,630	0	217,630
Qatar
Corporate Bonds & Notes	0	71,181	0	71,181
Sovereign Issues	0	19,361	0	19,361
Russia
Corporate Bonds & Notes	0	499,526	0	499,526
Sovereign Issues	0	15,384	0	15,384
South Africa
Sovereign Issues	0	159,127	0	159,127
South Korea
Corporate Bonds & Notes	0	17,964	0	17,964
Sovereign Issues	0	113,633	52,707	166,340
Thailand
Sovereign Issues	0	5,169	0	5,169
Tunisia
Sovereign Issues	0	71,937	0	71,937
Turkey
Sovereign Issues	0	169,822	0	169,822
United Arab Emirates
Sovereign Issues	0	26,184	0	26,184
United Kingdom
Corporate Bonds & Notes	0	158,601	0	158,601
United States
Asset-Backed Securities	0	7,004	0	7,004
Bank Loan Obligations	0	7,741	0	7,741
Corporate Bonds & Notes	0	394,215	0	394,215
Mortgage-Backed Securities	0	9,954	0	9,954
U.S. Government Agencies	0	2,751	0	2,751
Virgin Islands (British)
Corporate Bonds & Notes	0	3,064	0	3,064
Short-Term Instruments
Certificates of Deposit	0	254,601	0	254,601
Short-Term Notes	0	178,675	17,456	196,131
Japan Treasury Bills	0	201,205	0	201,205
Mexico Treasury Bills	0	111,860	0	111,860
Turkey Treasury Bills	0	20,877	0	20,877
U.S. Treasury Bills	0	6,717	0	6,717
PIMCO Short-Term Floating NAV Portfolio	1,416,954	0	0	1,416,954
Purchased Options
Interest Rate Contracts	0	924	0	924
	$1,416,954	$3,946,855	$107,593	$5,471,402

Short Sales, at value	$0	$(2,197)	$0	$(2,197)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	81	0	81
Foreign Exchange Contracts	0	155,443	0	155,443
Interest Rate Contracts	354	2,153	0	2,507
	$354	$157,677	$0	$158,031

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(32,385)	0	(32,385)
Interest Rate Contracts	0	(5,429)	0	(5,429)
	$0	$(37,814)	$0	$(37,814)

Totals	$1,417,308	$4,064,521	$107,593	$5,589,422

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$12,938	$705	$0	$(7)	$0	$(66)	$0	$0	$13,570	$(66)
Cayman Islands
Asset-Backed Securities	4,469	0	0	4	0	(2)	0	0	4,471	(2)
India
Corporate Bonds & Notes	5,071	493	0	1	0	4	0	(5,569)	0	0
Mexico
Bank Loan Obligations	10,864	8,592	0	0	0	(67)	0	0	19,389	(67)
South Korea
Sovereign Issues	50,090	0	0	0	0	0	2,617	0	52,707	0
Short-Term Instruments
Short-Term Notes	0	17,494	0	2	0	(40)	0	0	17,456	(40)

	$83,432	$27,284	$0	$0	$0	$(171)	$2,617	$(5,569)	$107,593	$(175)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2011 (Unaudited

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 1.5%
American International Group, Inc.
8.250% due 08/15/2018		$2,300	$2,642
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		1,900	1,890
Goldman Sachs Group, Inc.
0.450% due 02/06/2012		20	20
Royal Bank of Scotland Group PLC
1.174% due 04/23/2012		1,000	1,006

			5,558

INDUSTRIALS 0.3%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		700	827
Georgia-Pacific LLC
7.750% due 11/15/2029		30	35
News America, Inc.
6.150% due 02/15/2041		100	99

			961

UTILITIES 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		900	1,109
EDF S.A.
6.950% due 01/26/2039		1,100	1,291

			2,400

Total Corporate Bonds & Notes (Cost $8,008)			8,919

MUNICIPAL BONDS & NOTES 0.5%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		700	743

NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020		300	320

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039		400	426

OHIO 0.1%
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028		300	112
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	73

			185

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		50	3

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	74

Total Municipal Bonds & Notes (Cost $1,695)			1,751

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030		450	177
4.000% due 02/25/2019		100	106
5.000% due 08/25/2033		45	46
5.500% due 04/25/2033 - 06/25/2037		411	440
6.000% due 12/25/2034		148	165
6.625% due 11/15/2030		400	506
Federal Farm Credit Bank
5.750% due 12/07/2028		80	94
Financing Corp.
0.000% due 09/26/2019		200	153
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031		5,600	2,113
0.587% due 01/15/2033		1	1
5.000% due 07/15/2033		59	59
5.500% due 02/15/2024		45	49
6.000% due 06/15/2035		239	267
8.250% due 06/01/2016		30	37
Ginnie Mae
5.500% due 10/20/2037		122	133
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023		5,900	3,701
5.500% due 09/18/2023		300	346
NCUA Guaranteed Notes
0.560% due 11/06/2017		1,590	1,590
Residual Funding Corp. Principal Strip
0.000% due 01/15/2030 - 04/15/2030		25,600	10,847
Resolution Funding Corp. Interest Strip
0.000% due 10/15/2024 - 04/15/2029		8,391	4,243
Small Business Administration
5.290% due 12/01/2027		397	431
Tennessee Valley Authority
4.625% due 09/15/2060		1,300	1,225
4.875% due 01/15/2048		100	100
5.500% due 06/15/2038		2,200	2,404
7.125% due 05/01/2030		4,900	6,379

Total U.S. Government Agencies (Cost $34,631)			35,612

U.S. TREASURY OBLIGATIONS 93.9%
Treasury Inflation Protected Securities (b)
2.125% due 02/15/2040		524	571
2.375% due 01/15/2025		539	620
2.375% due 01/15/2027		558	636
2.500% due 01/15/2029 (e)		2,881	3,350
3.375% due 04/15/2032		127	168
U.S. Treasury Bonds
4.375% due 11/15/2039		1,100	1,101
U.S. Treasury Strips
0.000% due 11/15/2027		37,000	18,346
0.000% due 02/15/2028		12,100	5,826
0.000% due 11/15/2029		26,700	11,708
0.000% due 05/15/2031		19,700	7,996
0.000% due 05/15/2032		50,800	19,569
0.000% due 11/15/2033		35,000	12,436
0.000% due 11/15/2034		13,200	4,451
0.000% due 02/15/2036		24,000	7,569
0.000% due 05/15/2036		65,000	20,256
0.000% due 05/15/2037		9,500	2,878
0.000% due 08/15/2037		11,300	3,298
0.000% due 02/15/2038		48,700	14,198
0.000% due 05/15/2038		40,400	11,621
0.000% due 05/15/2039		20,400	5,547
0.000% due 08/15/2039 (f)		48,835	13,129
0.000% due 11/15/2039 (f)		269,700	71,430
0.000% due 02/15/2040 (f)		56,249	14,753
0.000% due 11/15/2040		232,400	58,668
0.000% due 02/15/2041		107,910	26,923

Total U.S. Treasury Obligations (Cost $349,730)			337,048

MORTGAGE-BACKED SECURITIES 2.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035		21	20
Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035		558	461
Countrywide Alternative Loan Trust
0.396% due 07/20/2046		1,789	761
Countrywide Home Loan Mortgage Pass-Through Trust
5.684% due 09/25/2047		936	639
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033		3	3
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,300	1,395
Harborview Mortgage Loan Trust
0.376% due 07/21/2036		756	466
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046		1,501	898
JPMorgan Chase Commercial Mortgage Securities Corp.
5.932% due 02/12/2049		20	22
JPMorgan Mortgage Trust
2.967% due 07/25/2035		452	445
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		47	46
WaMu Mortgage Pass-Through Certificates
1.008% due 01/25/2047		6	4
1.098% due 12/25/2046		2,329	1,453
2.859% due 10/25/2046		18	13
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,097

Total Mortgage-Backed Securities (Cost $7,912)			7,723

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.374% due 07/25/2036		13	9
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		4	4

Total Asset-Backed Securities (Cost $17)			13

SOVEREIGN ISSUES 0.9%
Province of Ontario Canada
4.600% due 06/02/2039	CAD	400	431
4.700% due 06/02/2037		800	873

Province of Quebec Canada
5.750% due 12/01/2036		1,600	1,989

Total Sovereign Issues (Cost $3,165)			3,293

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2011	659	659

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $675. Repurchase proceeds are $659.)
U.S. TREASURY BILLS 0.4%
0.035% due 09/08/2011 - 10/20/2011 (a)(d)	1,580	1,580

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.9%
	1,044,705	10,467

Total Short-Term Instruments (Cost $12,706)		12,706

PURCHASED OPTIONS (g) 0.0%
(Cost $87)		117

Total Investments 113.4% (Cost $417,951)		$407,182
Written Options (h) (0.1%) (Premiums $478)		(318)
Other Assets and Liabilities (Net) (13.3%)		(47,657)

Net Assets 100.0%		$359,207

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,010 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $5,139 at a weighted average interest rate of 0.059%. On June 30, 2011, securities valued at $1,096 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $559 and cash of $1 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2012	184	$104
90-Day Eurodollar March Futures	Long	03/2013	91	(53)
90-Day Eurodollar September Futures	Long	09/2011	99	8

				$59

(g)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$8,000	$27	$42
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	5,000	12	12
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	12,000	48	63

							$87	$117

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	24	$7	$(5)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	24	8	(5)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	88	41	(69)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	88	56	(7)

				$112	$(86)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$16,000	$27	$(9)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	5,000	29	(30)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	24,000	48	(14)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	2,700	7	(6)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	2,700	14	(15)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	5,600	13	(11)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	5,600	26	(21)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	2,900	6	(5)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	2,900	12	(6)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	5,300	28	(18)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	5,300	33	(17)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	3,800	19	(23)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	3,800	28	(8)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	2,000	17	(14)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	2,000	28	(25)

							$335	$(222)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$31	$(10)

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	2,201	09/2011	DUB	$0	$(44)	$(44)
Sell		899	09/2011	RBC	0	(19)	(19)
Buy	CNY	321	11/2011	BCLY	0	0	0
Buy		1,933	11/2011	CITI	3	0	3
Buy		1,194	11/2011	JPM	0	0	0
Buy		1,062	02/2012	DUB	1	0	1
Buy		17,397	02/2013	DUB	2	0	2
Sell	EUR	14	07/2011	CSFB	0	0	0
Sell		11	07/2011	JPM	0	0	0
Buy	INR	9,158	08/2011	BCLY	9	0	9
Buy		18,616	08/2011	CITI	15	0	15
Buy		27,830	08/2011	HSBC	8	0	8
Buy	KRW	3,965,880	08/2011	JPM	94	0	94
Buy		98,680	08/2011	MSC	4	0	4
Buy		123,000	08/2011	RBS	5	0	5
Buy	MXN	3,661	07/2011	CITI	13	0	13
Buy		36,353	07/2011	HSBC	178	0	178
Sell		40,013	07/2011	MSC	41	0	41
Buy		40,013	11/2011	MSC	0	(36)	(36)
Buy		23,640	11/2011	UBS	0	(6)	(6)
Buy	MYR	300	08/2011	BCLY	2	0	2
Buy		950	08/2011	CITI	7	0	7
Buy		249	08/2011	HSBC	2	0	2
Buy		100	08/2011	JPM	1	0	1
Buy	PHP	48,566	03/2012	CITI	1	0	1
Buy	SGD	500	09/2011	BCLY	16	0	16
Buy		900	09/2011	CITI	29	0	29
Buy		300	09/2011	DUB	9	0	9
Buy		965	09/2011	JPM	30	0	30
Buy		1,000	09/2011	RBS	32	0	32

					$502	$(105)	$397

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$5,558	$0	$5,558
Industrials	0	961	0	961
Utilities	0	2,400	0	2,400
Municipal Bonds & Notes
Connecticut	0	743	0	743
Nevada	0	320	0	320
North Carolina	0	426	0	426
Ohio	0	185	0	185
Puerto Rico	0	3	0	3
West Virginia	0	74	0	74
U.S. Government Agencies	0	34,022	1,590	35,612
U.S. Treasury Obligations	0	337,048	0	337,048
Mortgage-Backed Securities	0	7,723	0	7,723
Asset-Backed Securities	0	13	0	13
Sovereign Issues	0	3,293	0	3,293
Short-Term Instruments
Repurchase Agreements	0	659	0	659
U.S. Treasury Bills	0	1,580	0	1,580
PIMCO Short-Term Floating NAV Portfolio	10,467	0	0	10,467
Purchased Options
Interest Rate Contracts	0	117	0	117
	$10,467	$395,125	$1,590	$407,182

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	502	0	502
Interest Rate Contracts	112	0	0	112
	$112	$502	$0	$614

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(105)	0	(105)
Interest Rate Contracts	(53)	(308)	(10)	(371)

	$(53)	$(413)	$(10)	$(476)

Totals	$10,526	$395,214	$1,580	$407,320

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$1,677	$0	$(87)	$0	$0	$0	$0	$0	$1,590	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(19)	$0	$0	$0	$0	$9	$0	$0	$(10)	$9

Totals	$1,658	$0	$(87)	$0	$0	$9	$0	$0	$1,580	$9

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 5.4%
AES Corp.
4.250% due 05/27/2018		$2,993	$3,000
AGFS Funding Co.
5.500% due 05/10/2017		13,000	12,771
Ally Financial, Inc.
6.000% due 06/11/2012		2,000	1,980
Axcan Intermediate Holdings, Inc.
5.500% due 01/25/2017		291	289
5.500% due 02/11/2017		2,701	2,680
Bausch & Lomb, Inc.
3.436% due 04/24/2015		724	721
3.496% due 04/11/2015		1,200	1,194
Cablevision Systems Corp.
3.250% due 03/29/2016		5	5
Charter Communications, Inc.
2.190% due 03/06/2014		50	50
Chrysler Group LLC
6.000% due 05/24/2017		5,200	5,079
CIT Group, Inc.
6.250% due 08/11/2015		7,000	7,055
CommScope, Inc.
5.000% due 01/14/2018		2,000	2,010
Community Health Systems, Inc.
2.504% due 07/25/2014		5,484	5,308
CSC Holdings LLC
1.936% due 03/29/2016		1,885	1,883
Delphi Automotive LLP
2.500% due 05/17/2017		148	149
3.500% due 05/17/2017		2,053	2,064
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		1,000	994
Dole Food Co., Inc.
2.510% due 07/13/2019		1,000	1,001
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		1,500	1,507
FCI Connectors
2.790% due 03/09/2013		487	480
First Data Corp.
2.936% due 09/24/2014		5,542	5,144
Ford Motor Co.
2.940% due 12/15/2013		13,208	13,217
Fresenius Medical Care Holdings, Inc.
3.500% due 09/10/2014		2,485	2,490
Georgia-Pacific Corp.
2.246% due 12/21/2012		171	171
2.246% due 12/31/2012		3,000	3,002
2.250% due 12/21/2012		9,815	9,820
Graham Packaging Co. LP
6.000% due 09/23/2016		995	998
HCA, Inc.
2.496% due 11/14/2013		10,700	10,640
2.746% due 05/02/2016		9,000	8,888
Hertz Corp.
3.750% due 03/11/2018		6,982	6,957
IASIS Healthcare LLC
5.000% due 05/03/2018		8,000	8,004
Ineos Group Holdings PLC
7.501% due 12/16/2013		1,084	1,123
8.001% due 10/07/2014		1,085	1,124
Intelsat Ltd.
5.250% due 04/02/2018		5,000	5,023
International Lease Finance Corp.
6.750% due 02/23/2015		1,200	1,205
7.000% due 03/17/2016		800	805
iStar Financial, Inc.
5.000% due 06/28/2013		8,367	8,254
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	3,000	4,363
Manitowoc Co., Inc.
4.250% due 05/13/2017		$2,000	2,008
MetroPCS Wireless, Inc.
3.938% due 03/17/2018		6,000	5,997
Motor City Marketing, Inc.
7.000% due 03/01/2017		1,000	1,015
Nielsen Finance LLC
3.440% due 05/01/2016		263	262
3.940% due 05/01/2016		594	594
Novelis, Inc.
3.750% due 03/10/2017		1,995	2,002
NRG Energy, Inc.
3.500% due 07/01/2018		8,500	8,512
Petroleum Export Ltd.
3.246% due 12/07/2012		1,001	995
Quintiles Transnational Corp.
5.000% due 06/08/2018		4,000	3,981
Reynolds Group Holdings
4.250% due 02/09/2018		1,995	1,987
Rovi Corp.
4.000% due 02/07/2018		1,000	1,004
Seat Pagine Gialle SpA
1.310% due 06/08/2012	EUR	234	320
SunGard Data Systems, Inc.
1.936% due 02/28/2014		$335	328
1.940% due 02/28/2014		2,165	2,115
3.690% due 02/28/2014		1,500	1,466
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		1,871	1,463
4.768% due 10/10/2017		1,986	1,553
The Weather Channel, Inc.
4.250% due 02/11/2017		1,995	2,006
U.S. Airways Group, Inc.
2.686% due 03/23/2014		2,958	2,687
UCI International, Inc.
5.500% due 07/26/2017		998	1,005
United Airlines, Inc.
3.000% due 02/01/2012		1,000	988
UPC Holding BV
5.071% due 12/30/2016	EUR	2,174	3,086
5.321% due 12/31/2017		941	1,343
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		$2,000	1,980
VML U.S. Finance LLC
4.690% due 05/25/2012		1,008	1,007
4.690% due 05/25/2013		3,465	3,465
VNU Nielsen Finance
2.190% due 08/09/2013		4,016	3,975
Vodafone Group PLC
6.875% due 08/11/2015		5,000	5,175
6.875% due 08/17/2015		177	183

Total Bank Loan Obligations (Cost $203,810)			203,950

CORPORATE BONDS & NOTES 70.4%
BANKING & FINANCE 29.1%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		2,200	2,189
4.125% due 03/03/2014	EUR	100	146
ABN AMRO Bank NV
2.043% due 01/30/2014		$12,000	12,258
Ally Financial, Inc.
2.454% due 12/01/2014		250	238
3.466% due 02/11/2014		14,400	14,161
3.646% due 06/20/2014		9,100	8,904
6.000% due 12/15/2011		500	508
6.625% due 05/15/2012		2,500	2,559
6.875% due 09/15/2011		5,000	5,044
7.500% due 12/31/2013		1,500	1,611
8.300% due 02/12/2015		4,300	4,816
American Express Bank FSB
5.550% due 10/17/2012		929	980
6.000% due 09/13/2017		2,400	2,709
American Express Co.
7.250% due 05/20/2014		3,800	4,348
American International Group, Inc.
0.386% due 10/18/2011		13,500	13,436
5.000% due 06/26/2017	EUR	1,250	1,749
5.000% due 04/26/2023	GBP	200	284
5.450% due 05/18/2017		$4,700	4,918
5.600% due 10/18/2016		2,000	2,095
5.850% due 01/16/2018		13,800	14,472
8.250% due 08/15/2018		3,500	4,020
Anadarko Finance Co.
7.500% due 05/01/2031		200	232
ANZ National International Ltd.
6.200% due 07/19/2013		900	981
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		700	728
5.100% due 01/13/2020		100	104
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,504
Banco Bradesco S.A.
2.361% due 05/16/2014		$15,500	15,707
Banco Continental S.A. via Continental Senior
Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,678
Banco del Estado de Chile
4.125% due 10/07/2020		1,600	1,538
Banco do Brasil S.A.
4.500% due 01/22/2015		13,400	14,036
4.500% due 01/20/2016	EUR	6,000	8,662
6.000% due 01/22/2020		$1,900	2,052
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	511
Banco Santander Brasil S.A.
2.346% due 03/18/2014		4,400	4,426
4.250% due 01/14/2016		4,000	4,030
Banco Santander Chile
1.524% due 04/20/2012		1,100	1,101
3.750% due 09/22/2015		3,600	3,645
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,641
Bank of America Corp.
4.750% due 05/06/2019	EUR	800	1,087
5.750% due 12/01/2017		$11,250	11,971
6.000% due 09/01/2017		2,800	3,015
8.000% due 12/29/2049		3,600	3,764
8.125% due 12/29/2049		14,800	15,474
Bank of India
4.750% due 09/30/2015		100	104
6.250% due 02/16/2021		2,000	2,054
Bank of Scotland PLC
7.286% due 05/29/2049	GBP	1,800	2,618
Banque PSA Finance
8.500% due 05/04/2012	EUR	1,900	2,885
Barclays Bank PLC
5.000% due 09/22/2016		$500	538
5.200% due 07/10/2014		11,500	12,445
5.926% due 09/29/2049		800	748
6.750% due 05/22/2019		6,200	6,967

7.434% due 09/29/2049		13,200	13,563
10.179% due 06/12/2021		10,000	12,597
14.000% due 11/29/2049	GBP	7,200	14,589
BBVA Bancomer S.A.
4.500% due 03/10/2016		$16,700	17,076
6.500% due 03/10/2021		5,400	5,535
7.250% due 04/22/2020		400	421
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,797
7.250% due 02/01/2018		22,500	26,741
BM&FBovespa S.A.
5.500% due 07/16/2020		400	416
BNP Paribas S.A.
0.693% due 04/08/2013		100	99
5.000% due 01/15/2021		800	805
7.781% due 06/29/2049	EUR	22,000	33,658
BPCE S.A.
2.018% due 02/07/2014		$9,700	9,774
4.625% due 07/29/2049	EUR	200	245
5.250% due 07/29/2049		600	779
6.117% due 10/29/2049		350	444
9.000% due 03/29/2049		200	299
9.250% due 10/29/2049		500	738
CBA Capital Trust II
6.024% due 03/29/2049		$2,700	2,662
CIT Group, Inc.
7.000% due 05/01/2014		6,246	6,332
7.000% due 05/01/2015		10,900	10,941
Citigroup Capital XXI
8.300% due 12/21/2077		375	384
Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,185
4.750% due 02/10/2019	EUR	2,000	2,734
5.300% due 10/17/2012		$4,700	4,934
5.500% due 04/11/2013		4,800	5,097
5.850% due 07/02/2013		2,900	3,109
6.000% due 02/21/2012		4,800	4,959
6.000% due 08/15/2017		200	219
6.125% due 11/21/2017		9,500	10,500
6.500% due 08/19/2013		2,500	2,720
Columbus International, Inc.
11.500% due 11/20/2014		13,850	15,806
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.750% due 01/15/2020		500	525
6.875% due 03/19/2020	EUR	8,700	12,658
11.000% due 06/29/2049		$1,300	1,664
Countrywide Financial Corp.
0.708% due 05/07/2012		5,775	5,778
5.800% due 06/07/2012		1,900	1,982
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	700	932
6.637% due 05/29/2049		$700	600
7.589% due 01/29/2049	GBP	800	1,188
8.125% due 10/29/2049		200	319
Credit Suisse
5.000% due 05/15/2013		$1,200	1,281
5.500% due 05/01/2014		5,000	5,494
6.000% due 02/15/2018		800	864
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,800	2,682
7.625% due 09/15/2014		11,900	18,105
9.000% due 07/30/2012		1,000	1,521
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$15,110	15,148
5.625% due 09/15/2015		4,400	4,564
7.000% due 04/15/2015		100	108
7.250% due 10/25/2011		1,300	1,320
7.500% due 08/01/2012		700	733
8.000% due 06/01/2014		3,500	3,841
8.000% due 12/15/2016		5,200	5,857
8.700% due 10/01/2014		400	449
9.875% due 08/10/2011		100	101
12.000% due 05/15/2015		200	248
General Electric Capital Corp.
0.344% due 05/29/2012		13,700	13,650
0.366% due 12/20/2013		9,594	9,484
0.436% due 10/06/2015		1,000	963
Genworth Financial, Inc.
7.200% due 02/15/2021		1,400	1,403
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		4,100	3,871
0.785% due 01/12/2015		6,100	5,887
3.700% due 08/01/2015		2,000	2,038
5.250% due 10/15/2013		100	107
6.150% due 04/01/2018		400	436
7.500% due 02/15/2019		300	349
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,184
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	3,200	4,147
HBOS PLC
0.452% due 09/06/2017		$5,900	5,237
6.750% due 05/21/2018		7,500	7,224
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	3,057
HSBC Bank PLC
4.125% due 08/12/2020		400	388
HSBC Finance Corp.
0.478% due 08/09/2011		2,335	2,336
0.684% due 06/01/2016		8,000	7,593
5.900% due 06/19/2012		1,150	1,206
6.676% due 01/15/2021		1,800	1,849
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,770
ICICI Bank Ltd.
2.007% due 02/24/2014		1,100	1,094
4.750% due 11/25/2016		9,000	9,020
5.500% due 03/25/2015		1,100	1,156
5.750% due 11/16/2020		8,900	8,745
Ineos Finance PLC
9.250% due 05/15/2015	EUR	100	152
ING Groep NV
5.140% due 03/29/2049	GBP	200	271
Intergas Finance BV
6.375% due 05/14/2017		$4,000	4,305
6.875% due 11/04/2011		8,121	8,283
International Lease Finance Corp.
5.400% due 02/15/2012		200	204
5.750% due 05/15/2016		14,400	14,188
5.875% due 05/01/2013		1,300	1,337
6.500% due 09/01/2014		10,500	11,182
Intesa Sanpaolo SpA
2.658% due 02/24/2014		26,000	25,956
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	4,975
5.000% due 11/15/2020		7,350	7,313
JPMorgan Chase & Co.
4.650% due 06/01/2014		700	752
5.375% due 10/01/2012		1,000	1,057
7.900% due 04/29/2049		34,900	37,613
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		3,300	3,093
Korea Exchange Bank
4.875% due 01/14/2016		500	528
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	886
11.040% due 03/19/2020		5,200	8,993
LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	200	289
9.125% due 07/15/2020	GBP	500	803
9.334% due 02/07/2020		1,100	1,748
15.000% due 12/21/2019		300	645
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	500	730
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	894
Lloyds TSB Bank PLC
2.624% due 01/24/2014		$600	609
4.875% due 01/21/2016		28,800	29,473
12.000% due 12/29/2049		700	762
MBNA Capital
1.073% due 02/01/2027		100	81
MBNA Corp.
7.500% due 03/15/2012		1,200	1,257
Merrill Lynch & Co., Inc.
0.738% due 01/15/2015		5,000	4,784
5.450% due 02/05/2013		2,350	2,493
6.050% due 08/15/2012		21,487	22,623
6.875% due 04/25/2018		10,400	11,517
Morgan Stanley
0.758% due 10/15/2015		5,400	5,117
1.874% due 01/24/2014		1,200	1,209
2.761% due 05/14/2013		300	308
5.950% due 12/28/2017		100	108
6.000% due 04/28/2015		400	434
6.625% due 04/01/2018		7,200	7,938
7.300% due 05/13/2019		12,000	13,622
Nationwide Building Society
1.730% due 12/22/2016	EUR	2,000	2,760
New York Life Insurance Co.
6.750% due 11/15/2039		$900	1,029
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,259	1,937
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	467
Provident Funding Associates LP
10.250% due 04/15/2017		$200	220
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	308
5.000% due 07/21/2020		2,500	2,569
QNB Finance Ltd.
3.125% due 11/16/2015		8,900	8,856
RCI Banque S.A.
2.155% due 04/11/2014		3,200	3,209
4.600% due 04/12/2016		2,100	2,146
Regions Financial Corp.
4.875% due 04/26/2013		200	202
7.750% due 11/10/2014		12,700	13,461
Resona Bank Ltd.
5.850% due 09/29/2049		200	200
Royal Bank of Scotland Group PLC
2.678% due 08/23/2013		16,200	16,626
4.750% due 05/18/2016	EUR	2,500	3,636
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$5,080	5,382
7.175% due 05/16/2013		100	108

Santander UK PLC
1.530% due 10/10/2017	EUR	2,700	3,652
1.730% due 08/28/2017		3,800	5,109
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$18,400	19,159
5.499% due 07/07/2015		7,200	7,641
SLM Corp.
0.504% due 10/25/2011		2,000	1,990
1.801% due 06/17/2013	EUR	100	140
3.125% due 09/17/2012		7,000	10,054
5.050% due 11/14/2014		$400	400
5.125% due 08/27/2012		850	872
5.375% due 05/15/2014		800	833
6.250% due 01/25/2016		100	104
8.450% due 06/15/2018		3,600	3,955
State Bank of India
4.500% due 07/27/2015		6,100	6,264
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		869	883
Telenet Finance III Luxembourg S.C.A
6.625% due 02/15/2021	EUR	1,000	1,393
Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,250	1,292
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		2,500	2,494
UBS AG
5.750% due 04/25/2018		810	879
5.875% due 12/20/2017		12,300	13,503
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	769
UOB Cayman Ltd.
5.796% due 12/29/2049		500	517
Ventas Realty LP
6.750% due 04/01/2017		100	105
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	5,000	8,496
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		$1,900	1,943
6.800% due 11/22/2025		4,700	4,783
6.902% due 07/09/2020		2,900	3,074
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,721
7.500% due 10/12/2011		3,000	3,065
Wachovia Bank N.A.
0.577% due 03/15/2016		1,200	1,141
0.653% due 11/03/2014		3,500	3,444
Wachovia Corp.
0.517% due 06/15/2017		6,900	6,467
0.648% due 10/15/2016		1,000	961
5.500% due 05/01/2013		700	753
5.750% due 02/01/2018		200	221
Waha Aerospace BV
3.925% due 07/28/2020		2,565	2,603
Wells Fargo Capital XIII
7.700% due 12/29/2049		19,700	20,192
Wells Fargo Capital XV
9.750% due 09/29/2049		20,000	21,200
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,668
11.750% due 07/15/2017		4,100	4,664
11.750% due 07/15/2017	EUR	300	492

			1,111,549

INDUSTRIALS 33.2%
Adaro Indonesia PT
7.625% due 10/22/2019		$400	446
AES El Salvador Trust
6.750% due 02/01/2016		450	459
Agile Property Holdings Ltd.
8.875% due 04/28/2017		2,700	2,761
Aguila S.A.
7.875% due 01/31/2018		4,000	4,045
Alcoa, Inc.
6.750% due 07/15/2018		1,200	1,328
Aleris International, Inc.
7.625% due 02/15/2018		1,200	1,203
Allison Transmission, Inc.
11.000% due 11/01/2015		500	535
ALROSA Finance S.A.
7.750% due 11/03/2020		12,000	13,080
8.875% due 11/17/2014		3,500	4,008
Altria Group, Inc.
9.250% due 08/06/2019		6,800	8,875
9.700% due 11/10/2018		2,200	2,894
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,105
5.000% due 03/30/2020		6,000	6,285
5.750% due 01/15/2015		2,800	3,127
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,730	1,691
7.000% due 01/31/2018		1,200	1,134
10.375% due 01/02/2021		1,469	1,697
American Airlines, Inc.
7.500% due 03/15/2016		9,400	9,259
American Tower Corp.
7.000% due 10/15/2017		700	792
AmeriGas Partners LP
6.500% due 05/20/2021		3,000	3,034
7.125% due 05/20/2016		2,300	2,380
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,915
6.375% due 09/15/2017		2,300	2,638
8.700% due 03/15/2019		1,100	1,403
Anglo American Capital PLC
9.375% due 04/08/2014		4,100	4,903
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	394
6.500% due 04/15/2040		700	670
Anheuser-Busch Cos., Inc.
4.700% due 04/15/2012		400	413
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	5,624
ARAMARK Corp.
3.773% due 02/01/2015		25	24
8.500% due 02/01/2015		4,495	4,692
ArcelorMittal
7.000% due 10/15/2039		400	406
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	731
9.250% due 10/15/2020		1,100	1,633
Audatex North America, Inc.
6.750% due 06/15/2018		$2,200	2,222
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,349
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		16,127	16,631
Berry Plastics Corp.
4.122% due 09/15/2014		2,500	2,338
5.028% due 02/15/2015		12,000	11,910
8.250% due 11/15/2015		600	636
9.750% due 01/15/2021		3,500	3,404
Biomet, Inc.
10.000% due 10/15/2017		292	320
10.375% due 10/15/2017 (b)		2,900	3,212
11.625% due 10/15/2017		10,400	11,570
Boston Scientific Corp.
4.500% due 01/15/2015		4,900	5,169
6.000% due 01/15/2020		3,100	3,360
Braskem Finance Ltd.
5.750% due 04/15/2021		5,300	5,360
7.000% due 05/07/2020		1,000	1,095
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,450	5,777
6.875% due 01/15/2020		3,350	3,626
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	2,821
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,900	5,959
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,400	4,014
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		9,400	8,530
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,272
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,312
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	275
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,166
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,096
7.250% due 07/29/2019		1,400	1,602
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		10,300	9,991
9.000% due 01/11/2018		2,200	2,250
Charter Communications Operating LLC
8.000% due 04/30/2012		19,900	20,796
Chesapeake Energy Corp.
7.625% due 07/15/2013		2,000	2,190
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		6,800	6,596
7.750% due 05/15/2017		100	104
9.500% due 05/15/2016		1,100	1,207
Codelco, Inc.
7.500% due 01/15/2019		5,000	6,038
Community Health Systems, Inc.
8.875% due 07/15/2015		5,615	5,797
Concho Resources, Inc.
7.000% due 01/15/2021		500	519
Consol Energy, Inc.
8.000% due 04/01/2017		6,200	6,789
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	5,200	8,219
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		$3,300	3,218
5.983% due 10/19/2023		474	487
6.000% due 01/12/2019		1,100	1,062
7.250% due 05/10/2021		1,333	1,436
9.000% due 07/08/2016		2,818	3,227
Continental Airlines, Inc.
6.750% due 09/15/2015		1,500	1,515

Continental Resources, Inc.
7.125% due 04/01/2021		700	742
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		6,500	6,988
9.250% due 06/30/2020		2,300	2,472
CPI International Acquisition, Inc.
8.000% due 02/15/2018		850	808
Crown Americas LLC
6.250% due 02/01/2021		2,500	2,538
7.625% due 05/15/2017		500	536
CSC Holdings LLC
7.625% due 07/15/2018		800	870
7.875% due 02/15/2018		4,250	4,664
8.500% due 04/15/2014		5,200	5,785
8.500% due 06/15/2015		550	597
8.625% due 02/15/2019		2,500	2,831
CSN Islands VIII Corp.
9.750% due 12/16/2013		1,500	1,744
CSN Islands IX Corp.
10.000% due 01/15/2015		1,300	1,555
CSN Islands XI Corp.
6.875% due 09/21/2019		5,550	6,084
CSN Resources S.A.
6.500% due 07/21/2020		13,900	14,838
CVS Pass-Through Trust
5.789% due 01/10/2026		1,571	1,606
6.036% due 12/10/2028		798	849
7.507% due 01/10/2032		105	125
DaVita, Inc.
6.625% due 11/01/2020		100	102
Del Monte Foods Co.
7.625% due 02/15/2019		1,200	1,218
Delta Air Lines Pass-Through Trust
4.950% due 05/23/2019		493	493
6.200% due 07/02/2018		494	515
6.718% due 07/02/2024		735	742
7.111% due 03/18/2013		3,500	3,539
7.750% due 06/17/2021		187	204
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		6,400	6,576
9.500% due 12/11/2019		2,850	3,064
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	764
8.125% due 05/29/2012	EUR	2,334	3,572
Devon Energy Corp.
5.625% due 01/15/2014		$800	887
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	400	632
Digicel Ltd.
8.250% due 09/01/2017		$2,500	2,606
DISH DBS Corp.
6.375% due 10/01/2011		3,175	3,211
6.625% due 10/01/2014		1,812	1,912
7.000% due 10/01/2013		5,095	5,496
7.125% due 02/01/2016		4,800	5,088
7.750% due 05/31/2015		7,000	7,612
7.875% due 09/01/2019		500	542
DJO Finance LLC
7.750% due 04/15/2018		2,200	2,200
Dynegy Holdings, Inc.
7.750% due 06/01/2019		100	73
Ecopetrol S.A.
7.625% due 07/23/2019		8,020	9,644
El Paso Corp.
8.250% due 02/15/2016		2,400	2,856
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		1,275	1,313
Energy Transfer Partners LP
5.650% due 08/01/2012		2,125	2,227
6.125% due 02/15/2017		200	223
8.500% due 04/15/2014		1,800	2,095
9.000% due 04/15/2019		10,000	12,446
9.700% due 03/15/2019		3,900	4,988
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	632
8.375% due 08/01/2066		1,815	1,967
Exide Technologies
8.625% due 02/01/2018		500	522
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,088
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,200	5,473
7.500% due 05/04/2020		4,000	4,375
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	22,472
Franz Haniel & Cie GmbH
6.750% due 10/23/2014	EUR	3,900	6,144
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$5,500	6,016
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		6,500	6,811
6.212% due 11/22/2016		6,200	6,731
6.510% due 03/07/2022		3,800	4,038
7.288% due 08/16/2037		2,000	2,190
8.146% due 04/11/2018		4,500	5,276
9.250% due 04/23/2019		24,800	31,093
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		621	684
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		15,770	17,670
Georgia-Pacific LLC
7.125% due 01/15/2017		200	211
8.250% due 05/01/2016		900	1,020
Gerdau Holdings, Inc.
7.000% due 01/20/2020		15,800	17,617
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,500	11,744
Giant Funding Corp.
8.250% due 02/01/2018		800	838
Glencore Funding LLC
6.000% due 04/15/2014		600	653
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	3,081
Graham Packaging Co. LP
8.250% due 10/01/2018		600	670
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,400	2,353
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	1,643	2,371
5.471% due 09/15/2017		900	1,305
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$4,200	4,725
Hanesbrands, Inc.
3.770% due 12/15/2014		2,100	2,097
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	296
Harvest Operations Corp.
6.875% due 10/01/2017		$500	519
HCA, Inc.
7.250% due 09/15/2020		750	809
7.875% due 02/15/2020		1,500	1,635
8.500% due 04/15/2019		7,300	8,103
9.250% due 11/15/2016		9,900	10,556
9.625% due 11/15/2016 (b)		3,800	4,052
9.875% due 02/15/2017		520	581
Health Management Associates, Inc.
6.125% due 04/15/2016		50	52
HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,600	5,638
8.000% due 01/31/2017		1,700	2,693
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$5,500	5,748
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	639
5.750% due 09/11/2019		700	751
7.625% due 04/09/2019		1,300	1,547
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,447
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,300	1,843
8.500% due 02/15/2016		$1,000	992
Insight Communications Co., Inc.
9.375% due 07/15/2018		700	772
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		4,500	4,489
8.500% due 11/01/2019		3,000	3,188
9.500% due 06/15/2016		8,050	8,463
Intelsat Luxembourg S.A.
11.500% due 02/04/2017 (b)		400	431
Jarden Corp.
6.125% due 11/15/2022		1,500	1,494
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		1,900	2,039
KazMunayGas National Co.
6.375% due 04/09/2021		7,800	8,296
7.000% due 05/05/2020		6,900	7,634
8.375% due 07/02/2013		400	438
11.750% due 01/23/2015		12,100	15,064
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	211
5.950% due 02/15/2018		8,500	9,479
6.850% due 02/15/2020		10,000	11,575
Kraton Polymers LLC
6.750% due 03/01/2019		650	653
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		200	207
Linn Energy LLC
7.750% due 02/01/2021		1,300	1,358
Listrindo Capital BV
9.250% due 01/29/2015		200	219
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,900	3,002
Lyondell Chemical Co.
8.000% due 11/01/2017		13,181	14,697
11.000% due 05/01/2018		400	450
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		400	475
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	1,020
Masco Corp.
5.875% due 07/15/2012		2,000	2,069
Meritor, Inc.
8.125% due 09/15/2015		2,500	2,619
MGM Resorts International
9.000% due 03/15/2020		8,500	9,350
10.375% due 05/15/2014		700	798
11.125% due 11/15/2017		1,000	1,148
Michael Foods, Inc.
9.750% due 07/15/2018		5,300	5,698

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	5,053
Multiplan, Inc.
9.875% due 09/01/2018		1,300	1,388
Mylan, Inc.
6.000% due 11/15/2018		300	306
7.625% due 07/15/2017		200	219
7.875% due 07/15/2020		1,800	1,984
Nakilat, Inc.
6.067% due 12/31/2033		3,700	3,839
Nalco Co.
6.625% due 01/15/2019		1,100	1,133
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,202
7.125% due 05/15/2018		3,100	3,302
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	613
Noble Group Ltd.
4.875% due 08/05/2015		2,000	2,100
6.625% due 08/05/2020		1,900	1,952
6.750% due 01/29/2020		7,170	7,554
Noranda Aluminum Acquisition Corp.
4.417% due 05/15/2015 (b)		616	583
Novelis, Inc.
8.375% due 12/15/2017		5,600	6,006
8.750% due 12/15/2020		2,300	2,496
NXP BV
4.077% due 10/15/2013	EUR	1,319	1,908
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$9,500	10,070
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,447
6.875% due 03/31/2017		50	73
Oil States International, Inc.
6.500% due 06/01/2019		$4,000	4,030
Oshkosh Corp.
8.250% due 03/01/2017		200	216
8.500% due 03/01/2020		100	109
OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		5,064	5,311
9.625% due 07/15/2017	EUR	475	732
Peabody Energy Corp.
6.500% due 09/15/2020		$1,500	1,620
Pearson Dollar Finance PLC
5.500% due 05/06/2013		700	749
6.250% due 05/06/2018		1,000	1,126
Pemex Project Funding Master Trust
0.853% due 12/03/2012		7,000	7,018
5.500% due 02/24/2025	EUR	1,200	1,679
5.750% due 03/01/2018		$3,000	3,303
6.625% due 06/15/2035		500	530
6.625% due 06/15/2038		300	316
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	5,700	8,976
Petrobras International Finance Co.
5.375% due 01/27/2021		$23,800	24,541
5.750% due 01/20/2020		9,300	9,961
5.875% due 03/01/2018		4,600	4,970
7.750% due 09/15/2014		3,600	4,146
7.875% due 03/15/2019		6,330	7,693
8.375% due 12/10/2018		600	742
Petrohawk Energy Corp.
7.250% due 08/15/2018		11,100	11,447
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	466
5.000% due 10/28/2015		2,800	1,946
5.250% due 04/12/2017		400	252
5.375% due 04/12/2027		1,000	507
8.500% due 11/02/2017		3,100	2,314
Petroleos Mexicanos
4.875% due 03/15/2015		300	326
5.500% due 01/21/2021		9,400	9,903
8.000% due 05/03/2019		11,700	14,485
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		183	187
9.750% due 08/14/2019		3,200	3,880
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	206
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	601
Pride International, Inc.
6.875% due 08/15/2020		500	582
8.500% due 06/15/2019		15,700	19,813
Quebecor Media, Inc.
7.750% due 03/15/2016		12,966	13,468
Quicksilver Resources, Inc.
11.750% due 01/01/2016		4,100	4,715
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	5,119
Rain CII Carbon LLC
8.000% due 12/01/2018		700	749
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,273
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		2,591	2,677
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	4,677
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,500	1,470
7.125% due 04/15/2019		3,000	2,992
8.250% due 02/15/2021		2,450	2,303
8.500% due 10/15/2016		6,700	7,018
8.750% due 05/15/2018		1,100	1,086
Rhodia S.A.
4.077% due 10/15/2013	EUR	1,883	2,745
6.875% due 09/15/2020		$2,000	2,352
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,500	1,534
6.250% due 07/15/2013		3,170	3,403
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014	EUR	1,000	1,479
Rohm and Haas Co.
6.000% due 09/15/2017		$3,000	3,414
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		5,400	5,400
RZD Capital Ltd.
5.739% due 04/03/2017		11,800	12,582
SABIC Capital I BV
3.000% due 11/02/2015		4,600	4,625
SandRidge Energy, Inc.
3.930% due 04/01/2014		4,775	4,731
7.500% due 03/15/2021		2,700	2,737
8.000% due 06/01/2018		1,500	1,537
8.750% due 01/15/2020		100	107
Scientific Games International, Inc.
9.250% due 06/15/2019		700	759
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,900	1,830
Sino-Forest Corp.
6.250% due 10/21/2017		1,595	742
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,200	4,814
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$2,300	2,334
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		800	880
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,477
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		$2,100	2,383
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,300	3,498
7.625% due 03/15/2020		100	106
7.750% due 04/15/2016		2,000	2,110
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,020
SunGard Data Systems, Inc.
10.625% due 05/15/2015		1,600	1,740
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,337
9.750% due 05/15/2014		5,800	7,023
10.250% due 05/15/2016		2,750	3,289
10.750% due 05/15/2019		1,000	1,266
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013		10,000	9,852
6.221% due 07/03/2017		2,900	3,199
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	700	978
Tenet Healthcare Corp.
10.000% due 05/01/2018		$1,700	1,940
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,001	1,066
Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016		1,000	1,126
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018		200	208
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	411
Tomkins LLC
9.000% due 10/01/2018		5,000	5,412
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,055
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,624
7.375% due 04/15/2018		4,000	4,662
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	312
TRW Automotive, Inc.
7.000% due 03/15/2014		100	111
UAL Pass-Through Trust
9.750% due 01/15/2017		2,399	2,741
10.400% due 05/01/2018		3,682	4,174
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	3,300	5,037
Univision Communications, Inc.
8.500% due 05/15/2021		$6,450	6,466
UPC Holding BV
8.375% due 08/15/2020	EUR	4,000	5,917
UPCB Finance Ltd.
7.625% due 01/15/2020		3,000	4,454
UPCB Finance II Ltd.
6.375% due 07/01/2020		2,600	3,591
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		$3,300	3,399
9.500% due 01/21/2020		1,900	2,076
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,294

Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,196
5.625% due 09/15/2019		15,000	16,074
6.875% due 11/21/2036		100	109
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	2,882
6.750% due 08/15/2021		8,500	8,117
6.875% due 12/01/2018		3,200	3,152
7.000% due 10/01/2020		900	875
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		6,700	6,951
Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	507
Windstream Corp.
7.875% due 11/01/2017		2,300	2,452
8.125% due 08/01/2013		2,400	2,616
8.625% due 08/01/2016		3,000	3,139
WMG Acquisition Corp.
9.500% due 06/15/2016		5,425	5,750
Wynn Las Vegas LLC
7.750% due 08/15/2020		10,400	11,349
Yanlord Land Group Ltd.
10.625% due 03/29/2018		2,700	2,794
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	11,100	16,580

			1,267,987

UTILITIES 8.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,443
AES Corp.
8.000% due 10/15/2017		50	53
8.000% due 06/01/2020		4,400	4,708
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,556
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,428
6.103% due 06/27/2012		5,900	6,154
7.700% due 08/07/2013		100	111
8.700% due 08/07/2018		6,500	8,011
AT&T, Inc.
4.850% due 02/15/2014		6,772	7,358
BP Capital Markets PLC
2.375% due 12/14/2011		540	544
2.750% due 02/27/2012		70	71
3.125% due 03/10/2012		1,170	1,190
3.625% due 05/08/2014		110	116
4.750% due 03/10/2019		20	21
British Telecommunications PLC
8.750% due 12/07/2016	GBP	1,400	2,726
Calpine Corp.
7.250% due 10/15/2017		$2,600	2,652
7.875% due 07/31/2020		1,100	1,155
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	8,190
7.750% due 11/30/2015		800	934
CMS Energy Corp.
1.228% due 01/15/2013		4,400	4,378
5.050% due 02/15/2018		100	103
Colbun S.A.
6.000% due 01/21/2020		500	526
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,332
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,243
E.CL S.A.
5.625% due 01/15/2021		2,500	2,579
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,400	1,403
Embarq Corp.
7.082% due 06/01/2016		5,600	6,229
Energy Future Holdings Corp.
10.000% due 01/15/2020		7,000	7,462
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		1,000	1,071
Entergy Corp.
3.625% due 09/15/2015		900	915
5.125% due 09/15/2020		400	397
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		400	388
Frontier Communications Corp.
7.125% due 03/15/2019		3,000	3,090
7.875% due 04/15/2015		700	763
Indo Energy Finance BV
7.000% due 05/07/2018		1,800	1,863
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,539
9.375% due 01/28/2020		1,000	1,237
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,200	3,336
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,616
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,811
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	395
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,491
6.250% due 06/17/2014		800	879
Majapahit Holding BV
7.250% due 10/17/2011		23,255	23,720
7.250% due 06/28/2017		100	114
7.750% due 10/17/2016		200	233
7.750% due 01/20/2020		4,200	4,935
National Grid PLC
6.300% due 08/01/2016		700	805
Nextel Communications, Inc.
6.875% due 10/31/2013		700	708
NGPL PipeCo LLC
6.514% due 12/15/2012		1,900	1,998
7.119% due 12/15/2017		3,400	3,812
NRG Energy, Inc.
7.375% due 01/15/2017		4,300	4,515
8.250% due 09/01/2020		4,900	5,022
8.500% due 06/15/2019		3,000	3,120
NV Energy, Inc.
6.250% due 11/15/2020		2,800	2,952
Penn Virginia Corp.
10.375% due 06/15/2016		1,500	1,669
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	422
PG&E Corp.
5.750% due 04/01/2014		4,800	5,300
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,354
PSEG Power LLC
5.320% due 09/15/2016		2,557	2,820
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	2,069
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,500	1,504
4.750% due 02/16/2021		3,700	3,626
5.000% due 10/19/2025		4,500	4,172
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	11,421
Qwest Corp.
3.497% due 06/15/2013		600	616
8.875% due 03/15/2012		5,000	5,275
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		230	247
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		2,500	2,598
5.500% due 09/30/2014		6,500	7,115
5.832% due 09/30/2016		210	230
6.750% due 09/30/2019		250	289
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	229
Sprint Capital Corp.
8.375% due 03/15/2012		4,525	4,729
Sprint Nextel Corp.
6.000% due 12/01/2016		2,200	2,208
Telesat LLC
11.000% due 11/01/2015		2,075	2,280
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		8,425	9,025
TNK-BP Finance S.A.
6.250% due 02/02/2015		5,000	5,463
6.625% due 03/20/2017		7,500	8,162
6.875% due 07/18/2011		4,000	4,015
7.250% due 02/02/2020		6,200	6,882
7.500% due 03/13/2013		7,500	8,168
7.500% due 07/18/2016		4,700	5,314
7.875% due 03/13/2018		3,800	4,379
Verizon Communications, Inc.
5.550% due 02/15/2016		800	902
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		3,200	3,312
7.748% due 02/02/2021		200	207
9.125% due 04/30/2018		3,600	4,086
Vodafone Group PLC
5.450% due 06/10/2019		3,400	3,783

			310,272

Total Corporate Bonds & Notes (Cost $2,651,718)			2,689,808

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Boston Properties LP
2.875% due 02/15/2037		6,300	6,347

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		1,600	1,606

Total Convertible Bonds & Notes (Cost $7,761)			7,953

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.5%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	108
6.918% due 04/01/2040		1,400	1,526
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100	111
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		200	231
7.950% due 03/01/2036		100	109

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	10,360	11,566
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	100	66
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	101
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	107
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	201
6.603% due 07/01/2050	100	111
Riverside, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	118
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,135	1,147
7.490% due 11/01/2018	1,435	1,434
7.740% due 11/01/2021	1,885	1,844
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	667
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	70

		19,517

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	900	923

INDIANA 0.0%
Indiana State Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	104

NEW YORK 0.4%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	10,825
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	100
5.882% due 06/15/2044	100	106
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	211
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	100	101
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,357

		12,700

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	219
6.500% due 06/01/2047	200	159

		378

TENNESSEE 0.0%
Nashville & Davidson County, Tennessee Metropolitan Government Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	112

TEXAS 0.1%
Houston, Texas Higher Education Finance, Corp. Revenue Bonds, Series 2011
6.875% due 05/15/2041	1,000	1,029
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	100	109

		1,138

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,645	4,928

Total Municipal Bonds & Notes (Cost $39,216)		39,800

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.386% due 10/27/2037	200	199
0.536% due 09/25/2042	31	31
1.250% due 03/14/2014 (h)	13,300	13,450
2.410% due 02/01/2035	118	124
4.500% due 04/25/2017	68	69
5.000% due 01/25/2017 - 04/25/2022	268	272
5.026% due 05/01/2035	348	373
5.500% due 04/01/2034	1,478	1,609
6.000% due 03/25/2031 - 04/25/2043	941	959
Freddie Mac
5.000% due 04/15/2018 - 02/15/2020	525	540
5.500% due 03/15/2017	9	9
Ginnie Mae
0.486% due 12/16/2026	149	150

Total U.S. Government Agencies (Cost $17,664)		17,785

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
4.207% due 11/25/2035	566	423
4.899% due 08/25/2035	2,073	1,793
5.351% due 10/25/2035	2,998	2,658
American General Mortgage Loan Trust
5.150% due 03/25/2058	713	736
American Home Mortgage Assets
0.396% due 10/25/2046	343	186
American Home Mortgage Investment Trust
0.426% due 05/25/2047	446	64
1.896% due 09/25/2045	97	80
Banc of America Commercial Mortgage, Inc.
5.930% due 02/10/2051	100	109
Banc of America Funding Corp.
0.693% due 07/26/2036	749	741
2.565% due 06/25/2034	221	213
3.133% due 09/20/2035	386	294
5.498% due 05/20/2036	1,400	1,101
5.888% due 04/25/2037	641	450
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	96	89
2.881% due 02/25/2036	43	35
2.920% due 07/25/2033	1,402	1,327
5.500% due 12/25/2020	221	224
5.804% due 11/20/2046	3,129	2,452
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 04/25/2034	2,979	2,701
2.709% due 08/25/2033	304	295
2.827% due 10/25/2035	262	256
4.845% due 01/25/2035	35	31
5.230% due 05/25/2047	392	284
Bear Stearns Alt-A Trust
0.346% due 02/25/2034	1,686	1,330
2.897% due 03/25/2036	195	100
4.838% due 11/25/2036	152	90
Bear Stearns Commercial Mortgage Securities
5.296% due 10/12/2042	1,000	1,096
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036	618	397
5.027% due 12/26/2046	1,638	1,093
CC Mortgage Funding Corp.
0.316% due 05/25/2048	3,137	1,334
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	920
Chase Mortgage Finance Corp.
2.787% due 02/25/2037	1,237	1,117
5.500% due 12/25/2022	3,053	3,062
6.019% due 09/25/2036	5,380	5,119
Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037	704	391
2.736% due 03/25/2034	16	16
2.850% due 12/25/2035	307	162
2.869% due 08/25/2035	1,083	549
5.340% due 08/25/2035	11,177	10,817
5.661% due 09/25/2037	781	526
Countrywide Alternative Loan Trust
0.346% due 02/25/2047	334	207
0.381% due 12/20/2046	1,014	541
0.396% due 07/20/2046	347	147
0.416% due 08/25/2046	559	96
0.466% due 09/20/2046	600	85
0.526% due 11/20/2035	193	122
0.696% due 11/20/2035	500	114
1.278% due 12/25/2035	172	107
5.500% due 03/25/2036	187	132
5.664% due 11/25/2035	397	238
6.000% due 02/25/2037	4,789	3,166
Countrywide Home Loan Mortgage Pass-Through Trust
3.206% due 04/25/2035	149	91
5.116% due 10/20/2035	411	286
5.321% due 02/20/2036	541	389
5.471% due 05/20/2036	594	402
5.500% due 11/25/2035	523	489
6.000% due 01/25/2037	14,337	12,143
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032	25	21
2.444% due 06/25/2033	402	380
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	456	236

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		523	367
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036		437	261
5.886% due 10/25/2036		437	261
Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047		2,192	2,188
Downey Savings & Loan Association Mortgage Loan Trust
0.496% due 11/19/2037		800	59
First Horizon Asset Securities, Inc.
5.687% due 02/25/2036		967	892
5.750% due 05/25/2037		600	511
Granite Master Issuer PLC
0.286% due 12/20/2054		4,463	4,231
0.738% due 12/20/2054	GBP	638	971
1.489% due 12/20/2054	EUR	3,923	5,395
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$10	9
GSR Mortgage Loan Trust
2.757% due 11/25/2035		192	179
2.794% due 09/25/2035		1,928	1,861
2.804% due 01/25/2036		136	112
6.000% due 02/25/2036		2,703	2,385
Harborview Mortgage Loan Trust
0.316% due 04/19/2038		1,794	1,134
0.376% due 01/19/2038		58	37
0.526% due 06/20/2035		2,006	1,610
Homebanc Mortgage Trust
0.366% due 12/25/2036		378	265
Indymac Index Mortgage Loan Trust
0.426% due 07/25/2035		33	20
4.970% due 09/25/2035		339	277
5.198% due 06/25/2035		322	243
JPMorgan Chase Commercial Mortgage Securities Corp.
5.371% due 12/15/2044		800	873
JPMorgan Mortgage Trust
2.968% due 07/25/2035		1,857	1,770
5.359% due 07/25/2035		768	755
5.823% due 06/25/2037		2,160	2,003
6.500% due 09/25/2035		989	1,001
JPMorgan Re-REMIC
0.693% due 03/26/2037		1,265	1,154
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,468	2,632
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046		1,202	677
Mellon Residential Funding Corp.
0.627% due 12/15/2030		139	129
Merrill Lynch Alternative Note Asset
0.486% due 03/25/2037		545	216
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		80	59
5.426% due 12/25/2035		1,277	1,111
Morgan Stanley Capital I
5.610% due 04/15/2049		2,613	2,686
5.809% due 12/12/2049		200	220
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		34	32
5.146% due 07/25/2035		1,017	906
6.000% due 10/25/2037 (a)		1,775	1,315
Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035		181	170
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035		4,437	3,533
RBSSP Resecuritization Trust
0.514% due 03/26/2037		1,368	1,250
0.686% due 03/26/2036		601	572
Residential Accredit Loans, Inc.
0.366% due 06/25/2046		54	20
1.638% due 09/25/2045		1,037	625
6.000% due 06/25/2036		1,165	725
Residential Funding Mortgage Securities I
3.246% due 09/25/2035		1,239	847
Sequoia Mortgage Trust
0.536% due 07/20/2033		379	355
Structured Adjustable Rate Mortgage Loan Trust
2.609% due 01/25/2035		1,161	942
2.696% due 09/25/2035		2,346	1,947
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037		1,927	1,109
0.436% due 09/25/2047		522	140
0.516% due 10/19/2034		489	436
0.536% due 03/19/2034		73	65
Structured Asset Securities Corp.
2.485% due 06/25/2033		503	464
2.756% due 10/25/2035		278	225
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		485	108
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		999	1,009
5.927% due 06/15/2049		3,108	3,216
WaMu Mortgage Pass-Through Certificates
0.466% due 11/25/2045		1,827	1,427
0.496% due 01/25/2045		155	126
0.506% due 08/25/2045		1,008	829
0.978% due 02/25/2047		462	293
1.008% due 01/25/2047		1,242	776
1.048% due 05/25/2047		741	498
1.088% due 12/25/2046		699	486
1.158% due 10/25/2046		2,790	1,810
1.278% due 02/25/2046		2,801	2,116
1.478% due 11/25/2042		306	263
2.671% due 02/25/2037		489	376
2.782% due 09/25/2033		500	493
3.406% due 12/25/2036		4,531	3,414
Wells Fargo Mortgage-Backed Securities Trust
2.733% due 09/25/2033		698	688
2.739% due 04/25/2036		2,642	2,151
2.739% due 05/25/2036		267	207
2.748% due 07/25/2036		4,324	3,424
2.756% due 03/25/2036		2,245	1,993
2.770% due 04/25/2036		7,500	5,401
2.782% due 06/25/2035		4,161	3,984
3.149% due 07/25/2036		141	114
6.000% due 04/25/2037		3,400	3,182
6.088% due 11/25/2037		3,844	3,137

Total Mortgage-Backed Securities (Cost $169,790)			159,806

ASSET-BACKED SECURITIES 1.6%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		985	985
7.001% due 09/20/2022		5,950	5,471
Ameriquest Mortgage Securities, Inc.
0.656% due 01/25/2035		496	472
Asset-Backed Securities Corp. Home Equity
1.837% due 03/15/2032		1,356	1,045
Atrium CDO Corp.
0.704% due 06/27/2015		1,888	1,823
Bear Stearns Asset-Backed Securities Trust
0.736% due 10/25/2034		774	741
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		20	20
0.426% due 10/25/2036		1,000	351
Citibank Omni Master Trust
2.287% due 05/16/2016		20,300	20,549
Citigroup Mortgage Loan Trust, Inc.
0.226% due 12/25/2036		179	172
0.246% due 07/25/2045		1,118	916
0.296% due 08/25/2036		257	237
Countrywide Asset-Backed Certificates
0.366% due 09/25/2036		455	375
0.436% due 04/25/2036		3,871	3,416
0.446% due 05/25/2036		2,382	2,068
4.740% due 10/25/2035		2,101	2,010
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		183	146
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036		600	557
GSAMP Trust
0.256% due 12/25/2036		142	98
0.556% due 03/25/2047		4,500	1,731
HSBC Asset Loan Obligation
0.246% due 12/25/2036		261	239
Long Beach Mortgage Loan Trust
0.516% due 01/25/2046		35	18
0.746% due 10/25/2034		288	234
MASTR Asset-Backed Securities Trust
0.236% due 01/25/2037		528	141
Merrill Lynch First Franklin Mortgage Loan Trust
0.246% due 07/25/2037		51	50
Morgan Stanley Dean Witter Capital I
1.536% due 02/25/2033		1,996	1,639
Residential Asset Mortgage Products, Inc.
0.586% due 06/25/2047		600	279
SACO I, Inc.
0.686% due 12/25/2035		1,044	354
SLC Student Loan Trust
4.750% due 06/15/2033		1,719	1,742
SLM Student Loan Trust
1.774% due 04/25/2023		1,352	1,397
3.437% due 05/16/2044		1,955	2,059
3.500% due 08/17/2043		2,141	2,146
4.500% due 11/16/2043		3,133	3,022
6.187% due 07/15/2042		1,976	1,881
Specialty Underwriting & Residential Finance
0.866% due 01/25/2034		17	14
Structured Asset Securities Corp.
0.266% due 01/25/2037		114	113
Venture CDO Ltd.
0.504% due 01/20/2022		2,000	1,868
WaMu Asset-Backed Certificates
0.236% due 01/25/2037		85	82
Wind River CLO Ltd.
0.576% due 12/19/2016		1,692	1,634

Total Asset-Backed Securities (Cost $64,334)			62,095

SOVEREIGN ISSUES 6.8%
Bahrain Government International Bond
5.500% due 03/31/2020		1,300	1,277
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	851
6.369% due 06/16/2018		$2,100	2,362
6.500% due 06/10/2019		1,800	2,038

Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	8,120	12,276
7.375% due 04/25/2012		$19,383	20,207
Brazil Government International Bond
4.875% due 01/22/2021		4,100	4,405
7.875% due 03/07/2015		5,000	6,055
8.875% due 04/15/2024		200	286
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	4,645
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		7,263	4,600
10.000% due 01/01/2017		4,079	2,370
10.000% due 01/01/2021		5,521	3,093
Canada Government Bond
2.500% due 06/01/2015	CAD	5,800	6,105
Colombia Government International Bond
6.125% due 01/18/2041		$600	656
8.375% due 02/15/2027		1,300	1,648
Export-Import Bank of Korea
0.523% due 10/04/2011		3,500	3,501
1.300% due 03/13/2012		7,100	7,101
3.750% due 10/20/2016		400	405
4.000% due 01/29/2021		3,800	3,515
5.125% due 06/29/2020		1,600	1,626
5.875% due 01/14/2015		400	440
Indonesia Government International Bond
5.875% due 03/13/2020		2,200	2,453
6.875% due 03/09/2017		4,300	5,043
6.875% due 01/17/2018		300	352
7.500% due 01/15/2016		5,000	5,886
9.500% due 07/15/2031	IDR	41,000,000	5,102
10.000% due 02/15/2028		21,000,000	2,772
10.500% due 08/15/2030		29,000,000	3,925
11.625% due 03/04/2019		$5,200	7,690
Jordan Government International Bond
3.875% due 11/12/2015		250	238
Korea Development Bank
5.300% due 01/17/2013		1,150	1,216
Korea Finance Corp.
3.250% due 09/20/2016		400	395
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	830
Mexico Government International Bond
5.750% due 10/12/2110		100	94
8.300% due 08/15/2031		100	138
Panama Government International Bond
7.250% due 03/15/2015		6,250	7,394
Peru Government International Bond
7.350% due 07/21/2025		450	552
8.375% due 05/03/2016		12,000	14,850
8.750% due 11/21/2033		139	190
Philippines Government International Bond
6.500% due 01/20/2020		9,500	11,104
7.500% due 09/25/2024		200	246
8.375% due 06/17/2019		100	129
8.875% due 03/17/2015		107	133
9.000% due 02/15/2013		200	224
Qatar Government International Bond
4.000% due 01/20/2015		17,200	18,098
5.250% due 01/20/2020		600	643
6.550% due 04/09/2019		1,000	1,169
Russia Government International Bond
7.500% due 03/31/2030		28,307	33,438
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	4,344
6.875% due 05/27/2019		$2,170	2,599
Turkey Government International Bond
5.625% due 03/30/2021		13,400	14,070
6.750% due 04/03/2018		2,700	3,081
6.750% due 05/30/2040		200	216
6.875% due 03/17/2036		1,600	1,768
7.000% due 03/11/2019		800	924
7.000% due 06/05/2020		5,100	5,896
7.250% due 03/05/2038		1,700	1,955
Uruguay Government International Bond
8.000% due 11/18/2022		7,508	9,753
9.250% due 05/17/2017		650	861
Venezuela Government International Bond
7.750% due 10/13/2019		900	655
8.250% due 10/13/2024		1,200	822

Total Sovereign Issues (Cost $251,191)			260,710

	SHARES
COMMON STOCKS 0.0%
CONSUMER SERVICES 0.0%
Tropicana Las Vegas
Hotel and Casino (c)		50,000	798

INDUSTRIALS 0.0%
DURA Automotive Systems, Inc. (c)		9,042	0

Total Common Stocks (Cost $5,146)			798

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 12/31/2049		1,500	1,410

Total Preferred Securities (Cost $1,412)			1,410

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
1.965% due 02/15/2013		$4,600	4,599
Itau Unibanco S.A.
0.000% due 07/07/2011		6,100	6,098

			10,697

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $1,023. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		4,249	4,249
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,335. Repurchase proceeds are $4,249.)

			5,249

U.S. TREASURY BILLS 1.3%
0.038% due 08/11/2011 - 10/20/2011 (d)(f)(h)		50,612	50,610

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 7.2%
		27,492,615	275,449

Total Short-Term Instruments (Cost $342,018)			342,005

PURCHASED OPTIONS (j) 0.0%
(Cost $532)			728

Total Investments 99.1% (Cost $3,754,592)			$3,786,848
Written Options (k) (0.1%) (Premiums $5,245)			(4,279)
Other Assets and Liabilities (Net) 1.0%			39,153

Net Assets 100.0%			$3,821,722

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $26,067 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $2,549 at a weighted average interest rate of -0.762%. On June 30, 2011, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $4,083 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	1,453	$214
90-Day Eurodollar June Futures	Long	06/2012	1,055	(160)
90-Day Eurodollar March Futures	Long	03/2012	2,100	940
90-Day Eurodollar September Futures	Long	09/2011	3,753	2,998
U.S. Treasury 10-Year Note September Futures	Short	09/2011	800	(184)

				$3,808

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.911%	$2,000	$(55)	$0	$(55)
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.629%	2,700	78	(19)	97
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.682%	3,000	17	0	17
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.217%	400	4	31	(27)
Masco Corp.	BNP	(1.000%	)	09/20/2012	0.782%	2,000	(5)	26	(31)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.868%	1,000	(8)	(24)	16
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	0.459%	3,000	(248)	0	(248)
Teva Pharmaceutical Finance II LLC	BCLY	(1.000%	)	03/20/2016	0.708%	1,000	(13)	(26)	13

							$(230)	$(12)	$(218)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GSC	1.000%	03/20/2018	2.190%		$1,900	$(132)	$(112)	$(20)
Alcoa, Inc.	JPM	1.000%	03/20/2018	2.190%		1,100	(77)	(62)	(15)
Ally Financial, Inc.	DUB	5.000%	12/20/2011	1.449%		9,600	177	215	(38)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%		1,100	2	0	2
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%		1,500	7	(4)	11
American International Group, Inc.	DUB	5.000%	09/20/2013	1.110%		1,000	87	(130)	217
American International Group, Inc.	GSC	0.095%	09/20/2011	0.605%		800	(1)	0	(1)
American International Group, Inc.	UBS	5.000%	09/20/2012	0.745%		3,600	194	(432)	626
American International Group, Inc.	UBS	5.000%	09/20/2014	1.489%		1,100	122	(154)	276
Amgen, Inc.	GSC	1.000%	09/20/2014	0.241%		9,200	227	197	30
ARAMARK Corp.	CITI	5.000%	03/20/2014	2.131%		2,400	186	(65)	251
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.418%		2,200	23	0	23
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	0.696%		2,000	20	(117)	137
Berkshire Hathaway Finance Corp.	GSC	1.000%	09/20/2015	0.908%		1,000	4	(30)	34
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.712%		2,000	24	4	20
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2012	0.216%	EUR	1,900	22	(209)	231
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.322%		$1,800	11	0	11
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.322%		4,800	31	0	31
Brazil Government International Bond	BCLY	2.370%	05/20/2014	0.799%		3,400	162	0	162
Brazil Government International Bond	BCLY	1.980%	09/20/2014	0.839%		6,700	280	0	280
Brazil Government International Bond	BOA	2.900%	05/20/2014	0.798%		5,200	330	0	330
Brazil Government International Bond	BOA	2.920%	05/20/2014	0.798%		2,500	160	0	160
Brazil Government International Bond	CITI	1.920%	09/20/2014	0.839%		6,700	266	0	266
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.006%		32,000	2	(300)	302
Brazil Government International Bond	MSC	1.850%	09/20/2014	0.839%		6,700	250	0	250
Brazil Government International Bond	UBS	2.250%	05/20/2014	0.799%		3,600	159	0	159
California State General Obligation Bonds, Series 2003	CITI	3.050%	12/20/2020	1.645%		6,000	602	0	602
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.651%		1,800	131	0	131
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	0.520%		3,000	9	0	9
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.291%		3,200	21	0	21
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	1.766%		2,900	297	(218)	515
China Government International Bond	BCLY	1.000%	09/20/2015	0.712%		2,000	24	19	5
China Government International Bond	BCLY	1.000%	09/20/2016	0.840%		7,000	58	36	22
China Government International Bond	BNP	1.000%	09/20/2015	0.712%		1,000	12	9	3
China Government International Bond	BOA	1.000%	09/20/2016	0.840%		2,900	24	15	9
China Government International Bond	CITI	1.000%	09/20/2015	0.712%		500	5	4	1
China Government International Bond	CITI	1.000%	09/20/2016	0.840%		8,100	67	42	25
China Government International Bond	CSFB	1.000%	09/20/2016	0.840%		1,000	8	5	3
China Government International Bond	HSBC	1.000%	09/20/2015	0.712%		400	5	4	1
China Government International Bond	MSC	1.000%	09/20/2015	0.712%		1,100	14	9	5
China Government International Bond	MSC	1.000%	09/20/2016	0.840%		5,000	42	25	17
China Government International Bond	RBS	1.000%	09/20/2015	0.712%		2,600	32	24	8
Colombia Government International Bond	CITI	1.000%	03/20/2016	1.019%		1,400	(1)	(10)	9
Comcast Corp.	GSC	1.000%	06/20/2021	1.327%		9,900	(264)	(317)	53
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	2.056%		4,200	157	(273)	430
Connecticut State General Obligation Notes, Series 2007	GSC	1.600%	03/20/2021	1.258%		10,000	259	0	259
Continental AG	BCLY	5.000%	12/20/2013	1.606%	EUR	1,300	156	61	95
Continental AG	UBS	5.000%	12/20/2013	1.606%		2,400	288	122	166
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%		$7,300	(638)	(858)	220
Egypt Government International Bond	HSBC	1.000%	03/20/2016	3.053%		600	(52)	(73)	21

Egypt Government International Bond	JPM	1.000%	03/20/2016	3.053%		1,000	(87)	(123)	36
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		3,000	(262)	(358)	96
El Paso Corp.	BOA	5.000%	09/20/2014	0.906%		400	53	(30)	83
El Paso Corp.	CSFB	5.000%	09/20/2014	0.906%		4,600	604	(346)	950
Emirate of Abu Dhabi Government Bond	CITI	1.000%	03/20/2016	0.882%		1,000	6	(1)	7
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%		1,000	5	(9)	14
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		2,000	12	(10)	22
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		1,000	4	(8)	12
France Government Bond	DUB	0.250%	09/20/2015	0.656%		1,000	(16)	(36)	20
France Government Bond	DUB	0.250%	03/20/2016	0.739%		4,200	(93)	(149)	56
France Government Bond	GSC	0.250%	03/20/2016	0.739%		8,200	(182)	(274)	92
France Government Bond	JPM	0.250%	09/20/2015	0.656%		500	(9)	(18)	9
France Telecom S.A.	UBS	0.330%	09/20/2011	0.165%	EUR	5,300	4	0	4
France Telecom S.A.	WAC	0.325%	09/20/2011	0.165%		2,700	2	0	2
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.418%		$14,525	1,958	0	1,958
General Electric Capital Corp.	DUB	0.125%	09/20/2011	0.342%		1,000	(1)	0	(1)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	0.789%		5,000	368	0	368
GenOn Energy, Inc.	BCLY	5.000%	09/20/2014	4.866%		2,600	14	(390)	404
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	4.866%		2,800	15	(468)	483
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.791%		1,000	126	(102)	228
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.398%		6,000	(9)	0	(9)
Illinois State General Obligation Bonds, Series 2006	DUB	2.770%	03/20/2021	2.142%		5,300	217	0	217
Illinois State General Obligation Bonds, Series 2006	DUB	2.820%	03/20/2021	2.142%		2,100	93	0	93
Illinois State General Obligation Bonds, Series 2006	MSC	2.780%	03/20/2021	2.142%		2,100	87	0	87
Indonesia Government International Bond	CITI	1.000%	03/20/2016	1.274%		400	(5)	(8)	3
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.213%		12,750	(112)	(277)	165
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.213%		18,750	(165)	(390)	225
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.389%		7,000	41	0	41
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%		3,500	(43)	(203)	160
MetLife, Inc.	UBS	1.000%	09/20/2015	1.308%		3,900	(48)	(231)	183
Mexico Government International Bond	BCLY	2.680%	05/20/2014	0.769%		3,400	197	0	197
Mexico Government International Bond	BCLY	2.310%	06/20/2014	0.781%		2,900	133	0	133
Mexico Government International Bond	BOA	3.200%	05/20/2014	0.768%		2,800	205	0	205
Mexico Government International Bond	BOA	2.130%	06/20/2014	0.781%		3,500	141	0	141
Mexico Government International Bond	CITI	1.000%	03/20/2016	1.012%		5,700	(2)	(44)	42
Mexico Government International Bond	CSFB	1.000%	09/20/2015	0.943%		5,000	13	(97)	110
Mexico Government International Bond	DUB	1.000%	09/20/2016	1.069%		1,500	(5)	(12)	7
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%		2,800	(1)	(27)	26
Mexico Government International Bond	RBS	1.000%	12/20/2015	0.980%		20,000	24	(315)	339
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.410%		7,300	310	0	310
New Jersey State General Obligation Bonds, Series 2001	GSC	1.970%	03/20/2021	1.410%		2,000	81	0	81
New Jersey State General Obligation Bonds, Series 2001	MSC	2.000%	03/20/2021	1.410%		2,400	102	0	102
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.141%		1,900	97	0	97
New York State General Obligation Bonds, Series 2005	MSC	1.950%	12/20/2020	1.152%		6,000	354	0	354
NRG Energy, Inc.	BOA	5.000%	06/20/2016	4.315%		1,900	59	35	24
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	3.535%		300	16	(5)	21
NRG Energy, Inc.	CSFB	5.000%	06/20/2016	4.315%		1,900	59	31	28
NRG Energy, Inc.	DUB	5.000%	06/20/2016	4.315%		6,600	206	95	111
NRG Energy, Inc.	GSC	5.000%	06/20/2016	4.315%		7,000	218	144	74
NRG Energy, Inc.	UBS	5.000%	06/20/2015	3.535%		800	44	(13)	57
NRG Energy, Inc.	UBS	5.000%	06/20/2016	4.315%		900	28	17	11
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.577%		2,500	4	(10)	14
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		4,500	19	(56)	75
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%		600	1	(2)	3
Petrobras International Finance Co.	JPM	1.000%	12/20/2012	0.797%		4,000	13	(2)	15

Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%	1,400	4	(8)	12
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%	1,300	(15)	(45)	30
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.502%	1,000	4	0	4
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.374%	9,700	198	222	(24)
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.123%	5,000	(24)	(114)	90
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.123%	11,700	(55)	(262)	207
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.496%	3,000	174	0	174
Philippines Government International Bond	MSC	1.000%	09/20/2015	1.123%	9,000	(42)	(175)	133
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.496%	4,300	235	0	235
PSEG Energy Holdings LLC	BOA	1.300%	06/20/2012	0.309%	5,000	51	0	51
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.913%	400	2	(3)	5
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%	400	1	(4)	5
Qatar Government International Bond	MSC	1.000%	03/20/2016	0.913%	800	4	(6)	10
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	0.985%	4,800	37	0	37
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	0.700%	06/20/2012	1.152%	6,700	(28)	0	(28)
SLM Corp.	BOA	0.820%	06/20/2012	0.837%	9,200	1	0	1
South Africa Government International Bond	CSFB	1.000%	12/20/2020	1.590%	1,325	(62)	(51)	(11)
South Africa Government International Bond	MSC	1.000%	12/20/2020	1.590%	2,760	(129)	(90)	(39)
Sprint Nextel Corp.	UBS	1.000%	09/20/2017	3.424%	800	(102)	(121)	19
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	3.100%	1,500	89	(165)	254
Turkey Government International Bond	CITI	1.000%	03/20/2015	1.465%	6,200	(102)	(174)	72
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	2,000	42	19	23
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.502%	500	10	5	5
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.169%	19,000	77	0	77
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	0.861%	2,700	(16)	0	(16)
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.808%	3,000	24	(19)	43
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.808%	3,600	30	2	28

						$9,093	$(7,254)	$16,347

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		$56,500	$6,467	$7,035	$(568)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		30,000	3,434	3,825	(391)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		5,000	572	515	57
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		26,400	3,021	3,208	(187)
CDX.EM-13 5-Year Index	UBS	5.000%	06/20/2015		11,800	1,350	1,507	(157)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		101,000	12,436	12,436	0
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		15,900	1,958	2,242	(284)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,400	1,281	1,476	(195)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		5,200	640	634	6
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		43,400	5,344	6,007	(663)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		16,400	2,019	2,312	(293)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		13,096	43	0	43
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015		50,000	1,682	1,237	445
CDX.HY-15 5-Year Index	BNP	5.000%	12/20/2015		50,000	1,681	1,810	(129)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		107,800	3,625	(1,577)	5,202
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015		4,600	155	(23)	178
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		40,900	1,375	840	535
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		50,000	886	1,406	(520)
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		104,700	423	282	141
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016		28,000	113	109	4
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		76,400	308	159	149
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012	EUR	6,580	(73)	118	(191)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,162	(25)	(99)	74
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		$1,000	(8)	(46)	38
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		14,000	(114)	(616)	502
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		3,700	(30)	(161)	131

						$48,563	$44,636	$3,927

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	1,500	$14	$7	$7
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		175,700	619	707	(88)
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		23,500	77	0	77
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		23,600	120	29	91
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		99,000	758	785	(27)
Receive	3-Month USD-LIBOR	2.000%	06/15/2016	BCLY		$100,000	(30)	2,540	(2,570)
Receive	3-Month USD-LIBOR	2.000%	06/15/2016	BOA		80,000	(24)	2,656	(2,680)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	BCLY		180,000	(4,395)	3,600	(7,995)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	BOA		389,000	(9,498)	4,422	(13,920)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	DUB		123,000	(3,003)	341	(3,344)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	RBS		225,000	(5,494)	4,095	(9,589)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC		400	(9)	11	(20)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	BOA		4,800	(88)	(18)	(70)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CITI		1,500	(28)	(10)	(18)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GSC		5,900	(108)	(25)	(83)
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	BNP		6,700	(76)	(36)	(40)
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	BOA		1,100	(12)	19	(31)
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	CITI		1,100	(13)	(5)	(8)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		183,900	(4,023)	(2,416)	(1,607)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		719,000	(15,725)	12,870	(28,595)
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	RBS		40,000	(380)	2,780	(3,160)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	241	(35)	276
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	94	0	94
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		14,800	60	14	46
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		76,000	(101)	73	(174)

							$(41,024)	$32,404	$(73,428)

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$29,150	$99	$153
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	109,750	433	575

							$532	$728

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	237	$72	$(53)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	237	75	(51)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	58	19	(24)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	58	27	(5)

				$193	$(133)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$58,300	$104	$(34)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	219,500	439	(128)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,600	18	(14)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,700	18	(14)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,700	24	(19)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	116,700	930	(614)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	(44)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	9,500	93	(47)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	72,500	209	(161)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	72,500	362	(391)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	41,600	79	(65)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	41,600	171	(97)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	35,500	245	(214)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	35,500	401	(311)

							$3,184	$(2,153)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$2,200	$11	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	13,800	30	(31)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	13,800	56	(7)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	5,600	22	(13)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	5,600	26	(3)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	4,700	25	(2)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	11,900	53	(15)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011	33,000	152	(129)
Put - OTC CDX.IG-16 5-Year Index	UBS	Sell	1.200%	12/21/2011	114,000	559	(446)

						$934	$(647)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$12,800	$67	$(83)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011	12,800	65	(83)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011	43,200	483	(700)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011	29,300	319	(480)

					$934	$(1,346)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61,601	07/2011	DUB	$1,675	$0	$1,675
Buy	BRL	22,453	08/2011	BCLY	250	0	250
Sell		22,453	08/2011	UBS	0	(403)	(403)
Sell		22,453	09/2011	BCLY	0	(246)	(246)
Buy	CAD	44,736	09/2011	DUB	886	0	886
Buy		18,273	09/2011	RBC	381	0	381
Sell	CHF	1,179	08/2011	CITI	0	(33)	(33)
Buy		1,233	08/2011	HSBC	1	0	1
Buy	CNY	142,007	09/2011	BCLY	406	0	406
Sell		35,000	09/2011	DUB	4	0	4
Buy		36,000	02/2012	DUB	51	0	51
Buy		100,130	02/2012	JPM	223	0	223
Buy		20,000	06/2012	CITI	3	0	3
Buy		9,900	06/2012	DUB	1	(3)	(2)
Buy		15,640	06/2012	GSC	1	0	1
Buy		16,000	06/2012	HSBC	2	0	2
Buy		5,775	06/2012	JPM	0	0	0
Buy		25,000	02/2013	JPM	0	(15)	(15)
Buy		35,000	08/2013	DUB	0	(12)	(12)
Buy		25,000	04/2014	RBS	0	(45)	(45)
Buy	EUR	1,042	07/2011	CITI	0	(27)	(27)
Sell		1,759	08/2011	BCLY	0	(40)	(40)
Buy		2,192	08/2011	BNP	0	(4)	(4)
Sell		159,884	08/2011	CITI	0	(6,327)	(6,327)
Sell		2,744	08/2011	RBS	0	(102)	(102)
Sell		43,705	09/2011	BNP	0	(810)	(810)
Sell	GBP	12,656	09/2011	BCLY	397	0	397
Buy		600	09/2011	CITI	0	(14)	(14)
Sell		12,656	09/2011	CITI	420	0	420
Buy		583	09/2011	RBS	0	(20)	(20)
Sell		14,182	09/2011	UBS	545	0	545
Buy	HUF	1,386,086	07/2011	BCLY	424	0	424
Sell		2,633,771	07/2011	BCLY	0	(1,435)	(1,435)
Buy		1,484,012	07/2011	CITI	20	0	20
Sell		1,312,640	07/2011	CITI	0	(744)	(744)
Sell		4,183	07/2011	DUB	0	0	0
Buy		2,300,897	07/2011	HSBC	266	0	266
Sell		1,220,400	07/2011	MSC	0	(642)	(642)
Sell	IDR	99,000,000	07/2011	HSBC	0	(494)	(494)
Buy	INR	88,000	08/2011	DUB	81	0	81
Buy		805,846	08/2011	HSBC	430	0	430
Buy		1,114,089	08/2011	JPM	379	0	379
Buy		428,497	08/2011	MSC	61	0	61
Buy		159,086	08/2011	RBS	126	0	126
Buy	JPY	1,404,485	07/2011	CITI	36	0	36
Buy		401,485	07/2011	HSBC	0	(26)	(26)
Sell		1,805,970	07/2011	JPM	0	(874)	(874)
Buy	KRW	18,677,433	08/2011	CITI	310	0	310
Buy		20,662,500	08/2011	HSBC	320	0	320

Buy		36,652,900	08/2011	JPM	710	0	710
Buy	MXN	384,036	07/2011	CITI	1,165	0	1,165
Sell		384,036	07/2011	MSC	0	(146)	(146)
Buy		384,036	11/2011	MSC	169	0	169
Buy		190,054	11/2011	UBS	30	0	30
Buy	MYR	5,800	08/2011	BCLY	46	0	46
Buy		11,070	08/2011	CITI	83	0	83
Buy		3,229	08/2011	HSBC	21	0	21
Buy		1,900	08/2011	JPM	13	0	13
Buy	NOK	114,680	08/2011	DUB	0	(534)	(534)
Sell	PHP	23,126	11/2011	BCLY	0	(10)	(10)
Buy		44,717	03/2012	CITI	1	0	1
Buy	SGD	5,700	09/2011	BCLY	183	0	183
Buy		37,134	09/2011	CITI	425	(14)	411
Buy		6,400	09/2011	DUB	193	0	193
Buy		16,411	09/2011	JPM	506	0	506
Buy		13,500	09/2011	RBS	437	0	437
Buy	TRY	3,508	07/2011	HSBC	0	(54)	(54)
Sell		3,508	07/2011	HSBC	12	0	12

					$11,693	$(13,074)	$(1,381)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$200,976	$2,974	$203,950
Corporate Bonds & Notes
Banking & Finance	0	1,109,612	1,937	1,111,549
Industrials	0	1,242,120	25,867	1,267,987
Utilities	0	310,272	0	310,272
Convertible Bonds & Notes
Banking & Finance	0	6,347	0	6,347
Industrials	0	1,606	0	1,606
Municipal Bonds & Notes
California	0	19,517	0	19,517
Illinois	0	923	0	923
Indiana	0	104	0	104
New York	0	12,700	0	12,700
Ohio	0	378	0	378
Tennessee	0	112	0	112
Texas	0	1,138	0	1,138
West Virginia	0	4,928	0	4,928
U.S. Government Agencies	0	17,785	0	17,785
Mortgage-Backed Securities	0	159,806	0	159,806
Asset-Backed Securities	0	53,771	8,324	62,095
Sovereign Issues	0	260,710	0	260,710
Common Stocks
Consumer Services	0	0	798	798
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	1,410	0	1,410

Short-Term Instruments
Certificates of Deposit	0	10,697	0	10,697
Repurchase Agreements	0	5,249	0	5,249
U.S. Treasury Bills	0	50,610	0	50,610
PIMCO Short-Term Floating NAV Portfolio	275,449	0	0	275,449
Purchased Options
Interest Rate Contracts	0	728	0	728
	$275,449	$3,471,499	$39,900	$3,786,848

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	24,197	0	24,197
Foreign Exchange Contracts	0	11,693	0	11,693
Interest Rate Contracts	4,152	591	0	4,743
	$4,152	$36,481	$0	$40,633

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,788)	0	(4,788)
Foreign Exchange Contracts	0	(13,074)	0	(13,074)
Interest Rate Contracts	(344)	(76,305)	(1,346)	(77,995)

	$(344)	$(94,167)	$(1,346)	$(95,857)

Totals	$279,257	$3,413,813	$38,554	$3,731,624

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$1,984	$999	$0	$0	$0	$(9)	$0	$0	$2,974	$(9)
Corporate Bonds & Notes
Banking & Finance	13,034	0	(10,206)	10	2,766	(2,573)	0	(1,094)	1,937	62
Industrials	25,577	1,153	(191)	(31)	(21)	(127)	0	(493)	25,867	(129)
Asset-Backed Securities	8,106	224	0	10	0	(16)	0	0	8,324	(16)
Common Stocks
Consumer Services	800	0	0	0	0	(2)	0	0	798	(2)

	$49,501	$2,376	$(10,397)	$(11)	$2,745	$(2,727)	$0	$(1,587)	$39,900	$(94)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,495)	$0	$0	$0	$0	$149	$0	$0	$(1,346)	$149

Totals	$48,006	$2,376	$(10,397)	$(11)	$2,745	$(2,578)	$0	$(1,587)	$38,554	$55

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.1%
BANK LOAN OBLIGATIONS 0.1%
Seven Media Group
6.855% due 02/07/2013	AUD	3,985	$4,163
6.902% due 02/07/2013		999	1,044

			5,207

CORPORATE BONDS & NOTES 2.2%
Commonwealth Bank of Australia
0.525% due 09/17/2014		$12,200	12,221
0.705% due 07/12/2013		14,800	14,801
ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	10,000	10,799
5.750% due 06/24/2014		4,200	4,547
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,381
Members Equity Bank Pty. Ltd.
5.500% due 08/20/2012	AUD	5,500	5,886
National Australia Bank Ltd.
3.375% due 07/08/2014		$2,900	3,086
Suncorp-Metway Ltd.
5.387% due 09/11/2013	AUD	17,400	18,691
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$1,100	1,107
Westpac Banking Corp.
0.530% due 09/10/2014		8,500	8,517
2.900% due 09/10/2014		600	630

			81,666

MORTGAGE-BACKED SECURITIES 0.8%
Crusade Global Trust
5.143% due 08/14/2037	AUD	9,795	10,222
Medallion Trust
0.387% due 05/25/2035		$2,262	2,225
Puma Finance Ltd.
0.328% due 02/21/2038		3,128	3,008
5.047% due 08/22/2037	AUD	4,917	5,084
5.340% due 07/12/2036		1,262	1,338
Torrens Trust
1.417% due 10/15/2036	EUR	1,074	1,542
5.270% due 10/19/2038	AUD	5,574	5,851

			29,270

Total Australia (Cost $103,265)			116,143

BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras International Finance Co.
5.375% due 01/27/2021		$2,700	2,784
6.875% due 01/20/2040		700	749
7.875% due 03/15/2019		1,300	1,580
Vale Overseas Ltd.
6.875% due 11/21/2036		5,200	5,659
6.875% due 11/10/2039		1,100	1,201

Total Brazil (Cost $12,282)			11,973

CANADA 3.1%
BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
3.750% due 03/10/2017		$997	1,001

CORPORATE BONDS & NOTES 0.9%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		4,700	4,736
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	4,244
Honda Canada Finance, Inc.
1.466% due 03/26/2012		17,000	17,571
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,929

			32,480

SOVEREIGN ISSUES 2.2%
Canada Government Bond
1.750% due 03/01/2013		65,200	67,883
2.750% due 09/01/2016		12,500	13,188
3.500% due 06/01/2020		500	538

			81,609

Total Canada (Cost $109,959)			115,090

CAYMAN ISLANDS 1.7%
ASSET-BACKED SECURITIES 1.1%
Babson CLO Ltd.
0.581% due 11/15/2016		$2,602	2,542
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		1,495	1,402
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		851	837
Dryden Leveraged Loan CDO
0.786% due 12/22/2015		326	322
Duane Street CLO
0.518% due 11/08/2017		4,367	4,221
Galaxy CLO Ltd.
0.514% due 04/25/2019		3,452	3,268
Hillmark Funding
0.508% due 05/21/2021		8,200	7,644
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		1,690	1,666
Katonah Ltd.
0.700% due 05/18/2015		3,479	3,405
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		5,000	4,775
Pacifica CDO Ltd.
0.534% due 01/26/2020		1,530	1,450
0.611% due 02/15/2017		3,527	3,451
0.640% due 05/13/2016		1,070	1,043
Sagamore CLO Ltd.
0.818% due 10/15/2015		892	875
Venture CDO Ltd.
0.798% due 11/26/2014		641	633
Wind River CLO Ltd.
0.576% due 12/19/2016		1,692	1,634

			39,168

CORPORATE BONDS & NOTES 0.6%
IPIC GMTN Ltd.
5.000% due 11/15/2020		2,200	2,189
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		5,700	6,042
Transocean, Inc.
4.950% due 11/15/2015		13,400	14,504

			22,735

Total Cayman Islands (Cost $60,488)			61,903

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
2.480% due 01/01/2038	DKK	4,908	909

SOVEREIGN ISSUES 0.4%
Denmark Government International Bond
3.000% due 11/15/2021		69,100	13,115

Total Denmark (Cost $13,398)			14,024

FRANCE 10.2%
CORPORATE BONDS & NOTES 5.9%
BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	5,000	7,260
3.750% due 12/13/2011		5,800	8,482
4.750% due 05/28/2013		3,100	4,690
Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	37,504
2.500% due 09/16/2015		13,300	13,183
4.000% due 07/21/2011	EUR	7,700	11,178
4.500% due 01/09/2013		3,000	4,492
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$16,600	16,620
Dexia Credit Local
2.000% due 03/05/2013		250	251
Dexia Credit Local S.A.
0.535% due 01/12/2012		23,300	23,294
0.753% due 04/29/2014		6,000	5,982
2.750% due 01/10/2014		42,100	42,844
2.750% due 04/29/2014		25,800	26,186
Vivendi S.A.
5.750% due 04/04/2013		6,740	7,225
6.625% due 04/04/2018		7,000	7,926

			217,117

SOVEREIGN ISSUES 4.3%
France Government Bond
3.500% due 04/25/2015	EUR	6,700	10,119
3.750% due 10/25/2019		4,900	7,365
4.000% due 04/25/2018		76,500	117,532
4.250% due 10/25/2018		8,500	13,238
4.250% due 04/25/2019		2,800	4,355
4.250% due 10/25/2023		4,600	7,051

			159,660

Total France (Cost $369,634)			376,777

GERMANY 13.5%
BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland Holding AG
4.566% due 09/13/2015	EUR	1,000	1,452
5.316% due 12/20/2016		6,700	9,745

			11,197

CORPORATE BONDS & NOTES 0.9%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		13,600	19,784
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		3,050	4,365
5.500% due 06/05/2014	AUD	5,700	6,146
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,289

			32,584

SOVEREIGN ISSUES 12.3%
Republic of Germany Government Bond
2.000% due 02/26/2016		8,000	11,478
4.000% due 01/04/2018		8,680	13,639
4.250% due 07/04/2018		51,650	82,437
4.750% due 07/04/2028		25,400	41,839
5.625% due 01/04/2028		75,100	135,600
6.250% due 01/04/2030		2,840	5,544
6.500% due 07/04/2027		83,000	162,881

State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,933
4.000% due 02/14/2014		100	151

			455,502

Total Germany (Cost $482,907)			499,283

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.007% due 02/24/2014		$2,000	1,989

Total India (Cost $2,000)			1,989

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.3%
Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	3,100	4,192
Magi Funding PLC
1.835% due 04/11/2021		5,577	7,561

			11,753

CORPORATE BONDS & NOTES 0.2%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		3,400	5,058
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049		200	306

			5,364

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.631% due 12/15/2016		3,491	4,743

Total Ireland (Cost $21,616)			21,860

ITALY 2.2%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
1.644% due 12/12/2024	EUR	857	1,228

CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$4,100	4,093
6.500% due 02/24/2021		14,600	15,244

			19,337

SOVEREIGN ISSUES 1.7%
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	7,800	11,087
4.250% due 04/15/2013		3,500	5,183
4.250% due 08/01/2013		6,100	9,042
4.750% due 02/01/2013		23,600	35,215

			60,527

Total Italy (Cost $78,291)			81,092

JAPAN 0.5%
SOVEREIGN ISSUES 0.5%
Japan Government International Bond
0.100% due 10/15/2012	JPY	81,000	1,005
2.500% due 09/20/2036		1,240,000	16,937

Total Japan (Cost $14,292)			17,942

JERSEY, CHANNEL ISLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
BAA Funding Ltd.
3.975% due 02/15/2014	EUR	10,544	15,426
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	9,000	11,664

Total Jersey, Channel Islands (Cost $26,466)			27,090

LUXEMBOURG 0.5%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
1.934% due 06/04/2024	EUR	2,518	3,338

BANK LOAN OBLIGATIONS 0.1%
Intelsat Ltd.
5.250% due 04/02/2018		$1,800	1,808

CORPORATE BONDS & NOTES 0.3%
Merrill Lynch S.A.
1.670% due 11/15/2011	EUR	4,200	6,071
Sunrise Communications International S.A.
7.000% due 12/31/2017		1,500	2,230
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020		1,500	2,096
Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,179

			11,576

Total Luxembourg (Cost $15,758)			16,722

NETHERLANDS 6.2%
ASSET-BACKED SECURITIES 0.7%
Eurocredit CDO BV
1.678% due 02/22/2020	EUR	5,569	7,526
Globaldrive BV
2.030% due 04/20/2019		5,400	7,813
2.289% due 02/20/2016		1,142	1,658
2.889% due 04/20/2018		1,806	2,657
3.000% due 07/20/2015		2,047	2,977
Jubilee CDO BV
2.016% due 10/15/2019		2,405	3,348

			25,979

CORPORATE BONDS & NOTES 2.7%
ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	11,917
3.750% due 01/12/2012		900	1,319
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$6,600	6,574
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,000	1,280
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	22,292
GMAC International Finance BV
7.500% due 04/21/2015		2,100	3,175
ING Bank NV
2.250% due 08/31/2015		2,500	3,506
2.500% due 01/14/2016		$14,000	13,762
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,708
NIBC Bank NV
0.633% due 12/02/2014		$22,600	22,646
2.800% due 12/02/2014		400	417
3.500% due 04/07/2014	EUR	3,000	4,500
Ziggo Finance BV
6.125% due 11/15/2017		1,900	2,714

			100,810

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
1.605% due 12/17/2064		2,542	3,627

SOVEREIGN ISSUES 2.7%
Netherlands Government Bond
4.000% due 07/15/2018		19,300	29,768
4.000% due 07/15/2019		11,100	17,149
4.500% due 07/15/2017		33,400	52,904

			99,821

Total Netherlands (Cost $222,275)			230,237

NEW ZEALAND 2.6%
SOVEREIGN ISSUES 2.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	78,400	65,383
6.000% due 12/15/2017		1,200	1,069
6.000% due 05/15/2021		35,000	31,001

Total New Zealand (Cost $88,738)			97,453

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.5%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	2,800	3,916
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		$15,800	15,800

Total Norway (Cost $19,402)			19,716

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	8,483
10.500% due 03/25/2014		1,000	1,195

Total Russia (Cost $9,346)			9,678

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	8,070
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	619

Total South Korea (Cost $8,804)			8,689

SPAIN 1.4%
SOVEREIGN ISSUES 1.4%
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	37,000	53,350

Total Spain (Cost $52,410)			53,350

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.8%
Stadshypotek AB
0.796% due 09/30/2013		$14,500	14,495
1.450% due 09/30/2013		14,100	14,197

Total Sweden (Cost $28,598)			28,692

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		4,250	5,054

Total Switzerland (Cost $4,439)			5,054

UNITED KINGDOM 14.1%
ASSET-BACKED SECURITIES 0.2%
Bumper S.A.
2.994% due 06/20/2022	EUR	1,335	1,940
Chester Asset Receivables Dealings
2.220% due 01/15/2014		2,600	3,769

			5,709

CORPORATE BONDS & NOTES 6.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		35,200	50,823
Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,715
4.500% due 10/23/2013		600	901
5.250% due 07/24/2012	AUD	6,000	6,439
Barclays Bank PLC
2.700% due 03/05/2012		$300	305
6.050% due 12/04/2017		5,300	5,616
7.434% due 09/29/2049		1,500	1,541
10.179% due 06/12/2021		4,940	6,223
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,311
3.125% due 03/10/2012		$200	204
3.125% due 10/01/2015		7,100	7,294
3.830% due 10/06/2017	EUR	500	728
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		$2,500	2,799
HBOS PLC
6.750% due 05/21/2018		4,300	4,142
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	537
7.875% due 11/01/2020		$1,100	1,039
8.000% due 12/29/2049		500	452
8.500% due 12/29/2049		17,858	16,848
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	252
Lloyds TSB Bank PLC
1.303% due 04/02/2012		$8,500	8,561
2.624% due 01/24/2014		4,300	4,363
4.875% due 01/21/2016		1,900	1,944
12.000% due 12/29/2049		6,000	6,530
Nationwide Building Society
2.500% due 08/17/2012		5,000	5,113
2.875% due 09/14/2015	EUR	3,700	5,235
5.500% due 07/18/2012		$26,800	27,999
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,676
5.700% due 06/01/2014		6,800	7,491
Rexam PLC
6.750% due 06/01/2013		1,000	1,087
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		44,300	44,361
2.750% due 06/18/2013	EUR	2,700	3,933
6.666% due 04/29/2049 (a)	CAD	4,700	3,879
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,165
XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	514

			236,020

MORTGAGE-BACKED SECURITIES 1.7%
Eurosail PLC
1.624% due 03/13/2045	EUR	600	754
Fosse Master Issuer PLC
1.619% due 10/18/2054		$4,320	4,314
Granite Mortgages PLC
1.015% due 09/20/2044	GBP	2,372	3,663
Holmes Master Issuer PLC
2.727% due 10/15/2054	EUR	13,700	19,931
Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	6,724	9,364
Newgate Funding PLC
2.071% due 12/15/2050	EUR	4,500	5,619
2.074% due 12/15/2050	GBP	3,100	3,230
2.721% due 12/15/2050	EUR	2,400	2,251
2.971% due 12/15/2050		4,000	3,244
Opera Finance PLC
1.517% due 01/15/2015		4,350	5,332
RMAC Securities PLC
0.400% due 06/12/2044		$500	410
0.994% due 06/12/2044	GBP	800	1,083
Southern Pacific Financing PLC
1.424% due 12/10/2042		456	571
Windermere CMBS PLC
1.069% due 04/24/2017		3,267	4,653

			64,419

SOVEREIGN ISSUES 5.8%
United Kingdom Gilt
3.750% due 09/07/2019		4,550	7,629
4.000% due 09/07/2016		27,800	48,526
4.250% due 12/07/2027		12,800	20,915
4.250% due 06/07/2032		4,400	7,093
4.250% due 03/07/2036		15,600	24,947
4.500% due 09/07/2034		8,600	14,272
4.750% due 03/07/2020		1,700	3,039
4.750% due 12/07/2030		36,900	63,617
5.000% due 03/07/2025		7,300	13,074
6.000% due 12/07/2028		5,600	11,124

			214,236

Total United Kingdom (Cost $497,449)			520,384

UNITED STATES 32.2%
ASSET-BACKED SECURITIES 1.3%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$99	99
ACE Securities Corp.
0.236% due 12/25/2036		83	81
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		8	7
0.886% due 10/25/2031		3	3
Asset-Backed Funding Certificates
0.536% due 06/25/2034		4,278	3,411
Carrington Mortgage Loan Trust
0.506% due 10/25/2035		94	88
CIT Group Home Equity Loan Trust
0.476% due 03/25/2033		3	3
Citibank Omni Master Trust
2.287% due 05/16/2016		12,500	12,653
2.937% due 08/15/2018		2,100	2,209
Citigroup Mortgage Loan Trust, Inc.
0.246% due 07/25/2045		3,205	2,626
0.256% due 05/25/2037		664	595
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		339	358
6.681% due 12/01/2033		245	261
Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		12	12
0.286% due 09/25/2047		1,376	1,356
0.366% due 09/25/2036		290	239
0.526% due 12/25/2036		194	86
0.666% due 12/25/2031		13	7
5.103% due 05/25/2035		2,000	1,660
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		2	2
Home Equity Asset Trust
0.786% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		488	98
Indymac Residential Asset-Backed Trust
0.636% due 08/25/2035		1,000	801
Lehman XS Trust
0.336% due 04/25/2037		3,110	1,898
0.416% due 06/25/2046 (a)		220	16
0.426% due 11/25/2046		546	129
0.506% due 11/25/2046		1,000	127
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		360	293
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		183	179
0.266% due 09/25/2037		246	65
0.306% due 02/25/2037		84	45
Morgan Stanley ABS Capital I
1.131% due 06/25/2034		2,021	1,556
Morgan Stanley Mortgage Loan Trust
0.256% due 01/25/2047		21	19
0.546% due 04/25/2037		826	358
Nationstar Home Equity Loan Trust
0.246% due 06/25/2037		68	67
New Century Home Equity Loan Trust
1.071% due 05/25/2034		4,120	3,134
Novastar Home Equity Loan
0.896% due 12/25/2033		393	353
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047		1,469	1,301
Renaissance Home Equity Loan Trust
0.686% due 12/25/2033		751	636
Residential Asset Securities Corp.
0.256% due 02/25/2037		13	13
0.686% due 07/25/2032 (a)		38	22
SACO I, Inc.
0.306% due 05/25/2036		150	136
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037		168	161
SLM Student Loan Trust
1.741% due 09/15/2021	EUR	5,269	7,477
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		$46	14
0.436% due 08/25/2037		3,000	1,169
Structured Asset Investment Loan Trust
0.546% due 10/25/2035		2,045	1,534
Structured Asset Securities Corp.
0.476% due 01/25/2033		10	9
0.586% due 05/25/2034		8	7
Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		162	116

			47,490

BANK LOAN OBLIGATIONS 0.6%
AGFS Funding Co.
5.500% due 05/10/2017		12,000	11,789
Charter Communications, Inc.
3.500% due 09/06/2016		1,990	1,986
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,024
Ford Motor Co.
2.940% due 12/15/2013		2,525	2,526
Graham Packaging Co. LP
6.000% due 09/23/2016		1,393	1,398

HCA, Inc.
2.746% due 05/02/2016		1,000	987
Remy International, Inc.
6.250% due 12/17/2016		997	1,004
U.S. Airways Group, Inc.
2.686% due 03/23/2014		986	895

			23,609

CORPORATE BONDS & NOTES 10.2%
Ally Financial, Inc.
3.646% due 06/20/2014		4,600	4,501
6.625% due 05/15/2012		16,552	16,945
8.300% due 02/12/2015		3,000	3,360
American International Group, Inc.
1.507% due 07/19/2013	EUR	600	838
4.000% due 09/20/2011		1,200	1,747
4.875% due 03/15/2067		3,400	4,031
5.750% due 03/15/2067	GBP	500	682
8.000% due 05/22/2068	EUR	12,000	17,445
8.625% due 05/22/2068	GBP	700	1,163
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,691
6.500% due 01/15/2014		100	112
7.125% due 08/01/2018		700	822
Aviation Capital Group
7.125% due 10/15/2020		300	310
Avnet, Inc.
6.625% due 09/15/2016		600	680
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	21,600	31,753
4.250% due 04/05/2017		800	1,166
Bank of America Corp.
0.541% due 10/14/2016		$1,600	1,480
4.000% due 03/28/2018	EUR	3,800	5,132
4.750% due 05/23/2017		6,000	8,058
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	3,043
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,133
6.000% due 06/15/2017		1,000	1,130
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,923
CIT Group, Inc.
5.250% due 04/01/2014		10,800	10,800
Citigroup, Inc.
1.575% due 03/05/2014	EUR	1,300	1,833
1.624% due 02/09/2016		5,035	6,941
5.500% due 10/15/2014		$700	762
6.000% due 12/13/2013		8,900	9,680
6.400% due 03/27/2013	EUR	1,900	2,904
CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,806
Computer Sciences Corp.
6.500% due 03/15/2018		4,350	4,663
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,187
Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,496
General Electric Capital Corp.
0.246% due 09/20/2013		400	392
Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	2,000	2,877
1.835% due 02/02/2015		2,500	3,524
HCP, Inc.
5.650% due 12/15/2013		$3,000	3,288
5.950% due 09/15/2011		700	707
6.700% due 01/30/2018		2,900	3,245
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	8,160
5.350% due 03/01/2012		300	305
5.400% due 02/15/2012		2,400	2,442
5.875% due 05/01/2013		8,700	8,950
6.375% due 03/25/2013		4,450	4,606
6.500% due 09/01/2014		7,000	7,455
6.625% due 11/15/2013		8,000	8,320
6.750% due 09/01/2016		5,700	6,099
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	505
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		4,600	1,242
6.875% due 05/02/2018 (a)		14,600	3,997
Lennar Corp.
5.950% due 10/17/2011		700	709
Loews Corp.
5.250% due 03/15/2016		800	872
Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	310
Masco Corp.
5.875% due 07/15/2012		700	724
6.125% due 10/03/2016		11,000	11,307
Maytag Corp.
5.000% due 05/15/2015		2,200	2,334
Merrill Lynch & Co., Inc.
1.561% due 10/31/2011	EUR	3,300	4,753
1.621% due 01/31/2014		2,700	3,829
1.699% due 08/09/2013		1,800	2,564
1.730% due 05/30/2014		1,500	2,112
1.734% due 08/25/2014		600	843
1.799% due 07/22/2014		1,000	1,413
2.276% due 09/27/2012		6,800	9,672
6.400% due 08/28/2017		$3,700	4,042
Morgan Stanley
0.726% due 10/18/2016		500	461
1.711% due 04/13/2016	EUR	100	136
1.760% due 03/01/2013		1,000	1,434
1.874% due 01/24/2014		$13,700	13,807
5.370% due 03/01/2013	AUD	5,200	5,483
Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,109
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,703
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,690
Qwest Corp.
3.497% due 06/15/2013		1,500	1,541
RBS Capital Trust I
4.709% due 12/29/2049 (a)		450	335
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		655	658
Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,484
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,423
Ryder System, Inc.
5.850% due 03/01/2014		500	547
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,418
Simon Property Group LP
6.125% due 05/30/2018		2,500	2,806
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,135
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,030
8.750% due 03/15/2032		1,100	1,196
SSIF Nevada LP
0.981% due 04/14/2014		10,000	10,008
State Street Capital Trust IV
1.247% due 06/01/2077		3,900	3,178
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,095
WM Covered Bond Program
3.875% due 09/27/2011	EUR	18,700	27,245
4.000% due 11/26/2016		3,500	5,158
4.375% due 05/19/2014		6,900	10,333

			377,228

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		$422	308
4.815% due 07/25/2035		945	823
American Home Mortgage Assets
0.376% due 09/25/2046		2,248	1,197
0.416% due 09/25/2046 (a)		491	64
1.198% due 11/25/2046		5,841	2,720
American Home Mortgage Investment Trust
1.896% due 09/25/2045		971	815
2.262% due 10/25/2034		1,105	992
Banc of America Funding Corp.
2.785% due 02/20/2036		3,109	2,871
5.750% due 11/25/2035		734	720
5.775% due 01/20/2047		634	423
5.952% due 10/20/2046		3,467	2,161
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		8,388	7,789
Banc of America Mortgage Securities, Inc.
3.199% due 09/25/2035		800	598
BCAP LLC Trust
0.356% due 01/25/2037		8,399	4,431
1.035% due 05/25/2037		1,884	1,378
5.250% due 02/26/2036		3,704	3,715
5.250% due 04/28/2037		3,782	3,501
5.250% due 08/26/2037		4,000	3,966
5.518% due 02/26/2036		967	883
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		2,576	2,395
2.560% due 10/25/2035		3,227	2,834
2.710% due 03/25/2035		6,891	6,485
2.731% due 03/25/2035		1,496	1,407
2.792% due 05/25/2034		1,055	985
2.814% due 05/25/2034		280	272
2.853% due 10/25/2033		453	450
2.860% due 02/25/2034		68	63
3.136% due 11/25/2034		1,974	1,614
5.137% due 08/25/2035		2,000	1,981
5.649% due 02/25/2036		968	625
5.681% due 02/25/2033		36	36
Bear Stearns Alt-A Trust
2.790% due 02/25/2036 (a)		5,492	2,315
2.916% due 09/25/2035		3,488	2,543
2.920% due 11/25/2035 (a)		150	88
4.627% due 11/25/2036		4,860	3,098
4.838% due 11/25/2036		2,434	1,442
5.142% due 11/25/2036		1,431	895
5.980% due 08/25/2036		3,532	2,216
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		98	98
Bella Vista Mortgage Trust
0.436% due 05/20/2045		81	45
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		5,666	5,540

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035	1,910	1,823
2.450% due 08/25/2035	2,062	1,797
2.660% due 10/25/2035	6,641	5,488
2.670% due 12/25/2035	1,833	1,704
2.869% due 08/25/2035	666	624
4.986% due 07/25/2046	3,901	2,590
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	1,890	1,837
Commercial Mortgage Pass-Through Certificates
0.410% due 02/05/2019	300	296
3.156% due 07/10/2046	7,407	7,463
Community Program Loan Trust
4.500% due 10/01/2018	100	101
Countrywide Alternative Loan Trust
0.381% due 12/20/2046	3,058	1,632
0.386% due 05/25/2036	119	69
0.386% due 06/25/2037	2,962	1,973
0.396% due 05/25/2035	2,562	1,603
0.396% due 03/20/2046	144	83
0.396% due 07/25/2046	2,482	1,565
0.436% due 09/25/2046	1,700	287
0.446% due 07/25/2046	1,300	206
0.466% due 09/20/2046	1,700	240
0.536% due 05/25/2037	1,661	933
0.536% due 06/25/2037	862	120
0.606% due 12/25/2035	594	199
1.778% due 11/25/2035	1,175	680
2.318% due 11/25/2035	933	541
5.250% due 06/25/2035	649	567
6.000% due 10/25/2032	10	10
6.000% due 01/25/2037	3,338	2,147
6.000% due 04/25/2037	2,890	1,949
6.250% due 08/25/2037 (a)	1,196	765
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035	186	120
0.506% due 03/25/2035	1,939	1,189
0.516% due 02/25/2035	164	122
0.526% due 02/25/2035	197	142
0.526% due 03/25/2036	840	342
2.923% due 08/25/2034	254	190
3.017% due 02/20/2036	1,477	1,163
4.181% due 11/19/2033	49	47
4.939% due 11/20/2034	2,803	2,613
5.041% due 01/20/2035	454	433
5.374% due 04/20/2036	948	712
5.684% due 09/25/2047	2,546	1,739
Credit Suisse First Boston Mortgage Securities Corp.
1.336% due 03/25/2034	365	316
2.431% due 07/25/2033	71	67
2.617% due 08/25/2033	535	529
Credit Suisse Mortgage Capital Certificates
5.947% due 12/18/2049	6,400	7,094
6.500% due 07/26/2036	1,388	793
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	15,100	277
1.573% due 11/10/2046 (b)	39,068	2,476
Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036	208	90
5.500% due 12/25/2035	1,575	1,037
6.300% due 07/25/2036	1,446	878
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	367	353
2.848% due 08/25/2035	369	310
GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	92	79
Greenpoint Mortgage Funding Trust
0.366% due 01/25/2037	1,860	1,099
0.386% due 12/25/2046 (a)	1,457	245
0.396% due 04/25/2036	1,064	608
0.406% due 06/25/2045	590	393
0.456% due 11/25/2045	116	72
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033	241	205
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,289
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	262	259
GSR Mortgage Loan Trust
1.900% due 03/25/2033	418	418
2.769% due 05/25/2035	195	158
2.790% due 09/25/2035	823	788
Harborview Mortgage Loan Trust
0.376% due 07/21/2036	2,057	1,268
0.376% due 09/19/2037	1,191	767
0.376% due 01/19/2038	6,467	4,092
0.406% due 05/19/2035	1,250	833
0.426% due 03/19/2036	328	195
0.466% due 02/19/2036	980	580
0.536% due 01/19/2035	121	73
0.556% due 02/19/2034	8	7
2.775% due 07/19/2035	195	148
2.840% due 07/19/2035	90	77
2.954% due 05/19/2033	699	681
Homebanc Mortgage Trust
0.456% due 10/25/2035	3,086	2,236
Impac CMB Trust
0.846% due 03/25/2035	121	89
0.966% due 10/25/2034	1,101	935
Indymac IMSC Mortgage Loan Trust
0.366% due 07/25/2047	5,245	2,784
Indymac INDA Mortgage Loan Trust
5.156% due 11/25/2035	2,473	2,202
Indymac Index Mortgage Loan Trust
0.396% due 05/25/2046	1,738	1,096
0.426% due 06/25/2037	363	235
0.476% due 11/25/2036	1,163	345
2.664% due 12/25/2034	313	234
4.970% due 09/25/2035	678	151
5.000% due 08/25/2035	667	495
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,244	1,198
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	578	575
5.457% due 01/12/2043	2,000	2,163
JPMorgan Mortgage Trust
2.115% due 11/25/2033	407	404
2.739% due 02/25/2036	1,900	1,469
3.208% due 10/25/2035	802	697
5.370% due 08/25/2035	1,400	1,297
5.456% due 07/27/2037	1,935	1,626
Luminent Mortgage Trust
0.356% due 12/25/2036	7,794	4,844
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046	554	312
0.526% due 05/25/2047	1,500	218
2.836% due 11/21/2034	2,520	2,419
MASTR Alternative Loans Trust
0.586% due 03/25/2036	676	222
Mellon Residential Funding Corp.
0.627% due 12/15/2030	11	10
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	9,341	6,873
0.436% due 08/25/2036	506	398
2.302% due 02/25/2033	255	238
2.624% due 06/25/2035	1,288	1,109
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035	1,590	1,369
1.191% due 10/25/2035	3,015	2,486
1.653% due 10/25/2035	2,436	2,182
5.711% due 06/25/2037	1,010	903
Nomura Asset Acceptance Corp.
2.583% due 10/25/2035	339	229
5.363% due 02/25/2036 (a)	522	323
5.820% due 03/25/2047	1,122	915
6.138% due 03/25/2047	959	787
Residential Accredit Loans, Inc.
0.336% due 02/25/2047	2,418	1,135
0.366% due 06/25/2046	5,648	2,088
0.396% due 04/25/2046	139	59
0.486% due 01/25/2035	1,935	1,583
0.491% due 09/25/2046	2,013	345
5.681% due 09/25/2035	944	649
Residential Asset Securitization Trust
0.636% due 12/25/2036 (a)	653	240
5.750% due 02/25/2036 (a)	1,128	777
6.250% due 10/25/2036 (a)	711	486
6.500% due 08/25/2036 (a)	1,227	758
Residential Funding Mortgage Securities I
3.246% due 09/25/2035	485	331
5.272% due 06/25/2035	1,597	1,446
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	167	98
1.695% due 01/25/2035	65	42
2.580% due 02/25/2034	431	408
2.593% due 04/25/2034	1,081	951
6.000% due 10/25/2037 (a)	780	343
Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046	1,856	1,087
0.396% due 04/25/2036	681	418
0.406% due 05/25/2036	5,179	2,898
0.406% due 09/25/2047	200	79
0.416% due 05/25/2045	864	544
0.436% due 07/19/2035	6,254	5,317
0.436% due 09/25/2047	653	175
0.496% due 12/25/2035	59	34
0.766% due 07/19/2034	27	24
1.778% due 08/25/2047	3,230	1,735
Structured Asset Securities Corp.
2.756% due 10/25/2035	321	260
5.500% due 05/25/2035	990	973
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	43
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	476	470
0.306% due 10/25/2046	36	35
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	5,302	5,115
WaMu Mortgage Pass-Through Certificates
0.406% due 07/25/2046	431	36
0.416% due 04/25/2045	1,833	1,529
0.446% due 11/25/2045	432	360
0.456% due 12/25/2045	1,458	1,181
0.476% due 10/25/2045	341	281
0.496% due 01/25/2045	357	291
0.506% due 01/25/2045	256	208
0.558% due 11/25/2034	2,036	1,660
0.678% due 11/25/2034	1,379	949

0.978% due 02/25/2047	2,032	1,291
1.018% due 01/25/2047	1,834	1,032
1.038% due 04/25/2047	1,253	883
1.098% due 12/25/2046	6,337	3,954
1.258% due 06/25/2046	3,209	2,427
1.278% due 02/25/2046	433	327
1.491% due 05/25/2041	343	311
1.678% due 06/25/2042	197	158
1.678% due 08/25/2042	119	104
2.573% due 03/25/2034	1,331	1,297
2.576% due 06/25/2033	211	210
2.579% due 03/25/2035	766	711
2.714% due 09/25/2033	4,560	4,383
2.735% due 08/25/2034	1,352	1,291
2.859% due 07/25/2046	2,878	2,104
2.859% due 10/25/2046	2,531	1,854
3.406% due 12/25/2036	3,430	2,584
5.184% due 12/25/2035	1,954	1,823
5.239% due 04/25/2037	2,875	2,093
5.405% due 02/25/2037	1,771	1,169
5.666% due 03/25/2036	3,099	2,773
5.959% due 08/25/2046	5,000	4,308
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.436% due 07/25/2046	348	74
1.218% due 07/25/2046	1,159	475
1.248% due 05/25/2046	3,205	1,720
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033	6	6
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	3,868	3,471
2.802% due 04/25/2036	989	903
2.814% due 10/25/2035	4,064	3,680
5.620% due 04/25/2036	711	327

		284,692

MUNICIPAL BONDS & NOTES 1.9%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,217
7.350% due 11/01/2039	1,900	2,121
7.550% due 04/01/2039	1,000	1,145
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	11,335	13,073
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,069
Centre County, Pennsylvania Hospital Authority Revenue Bond, Series 2011
7.000% due 11/15/2046	2,700	2,914
Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	3,900	4,058
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	500	532
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	3,800	3,821
4.071% due 01/01/2014	3,700	3,833
4.421% due 01/01/2015	1,100	1,129
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	705	658
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	8,100	8,707
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,606
5.000% due 06/01/2041	500	342
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	5,600	5,764
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,500	4,931
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	3,590	3,600
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,226
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	292
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,038
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	106
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	1,003

		70,185

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital XIII
7.875% due 10/30/2040	75,000	2,084
SLM Corp.
5.619% due 01/16/2018	15,700	355

		2,439

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 10.4%
Fannie Mae
0.246% due 07/25/2037	$1,855	1,831
0.306% due 03/25/2034	26	25
0.336% due 08/25/2034	21	20
0.386% due 10/27/2037	7,400	7,354
0.586% due 06/25/2029	18	18
0.616% due 11/25/2040	14,263	14,253
0.636% due 11/25/2040	14,387	14,377
0.686% due 10/25/2040 - 12/25/2040	23,157	23,168
1.495% due 06/01/2043 - 10/01/2044	430	433
2.140% due 12/01/2034	100	104
2.421% due 06/01/2035	136	142
2.580% due 11/01/2015	1,983	2,007
2.597% due 05/01/2026	19	20
2.680% due 11/01/2034	2,455	2,589
2.734% due 03/01/2033	193	196
3.145% due 09/01/2019	9	9
4.000% due 08/01/2040 - 07/01/2041	187,450	187,500
4.558% due 12/01/2036	249	260
4.745% due 09/01/2035	497	530
5.700% due 08/01/2018	3,707	3,981
6.000% due 04/25/2043 - 07/25/2044	1,630	1,821
6.500% due 06/25/2044	39	45
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	1,512	1,511
Federal Housing Administration
6.896% due 07/01/2020	753	748
7.430% due 09/01/2022 - 11/01/2022	55	55
Freddie Mac
0.202% due 08/05/2011 (g)	1,260	1,260
0.446% due 08/25/2031	46	45
0.537% due 12/15/2030	105	105
0.637% due 12/15/2031	101	101
0.667% due 10/15/2040	8,954	8,952
0.687% due 11/15/2040	3,208	3,208
0.787% due 12/15/2037	8,138	8,206
1.091% due 10/15/2040	17,023	17,026
1.484% due 10/25/2044	362	364
2.494% due 06/01/2024	40	42
3.000% due 03/01/2036	275	290
3.001% due 09/01/2035	104	108
4.500% due 07/15/2018	561	573
4.801% due 11/01/2035	510	544
4.835% due 10/01/2035	404	427
5.037% due 08/01/2035	433	459
5.095% due 10/01/2035	475	508
Ginnie Mae
2.125% due 10/20/2029	29	30
6.000% due 08/20/2034	5,269	5,966
NCUA Guaranteed Notes
0.560% due 11/06/2017	70,224	70,246
0.570% due 03/06/2020	3,544	3,544

		385,001

Total United States (Cost $1,226,144)		1,190,644

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,800	2,653

Total Virgin Islands (British) (Cost $2,782)		2,653

SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 0.9%
Banco Do Brasil S.A.
0.000% due 02/15/2012	$18,500	18,625
Itau Unibanco S.A.
0.000% due 07/19/2011	14,900	14,890

		33,515

COMMERCIAL PAPER 0.2%
Vodafone Group PLC
0.880% due 01/19/2012	9,600	9,575

REPURCHASE AGREEMENTS 0.6%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	21,000	21,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $21,492. Repurchase proceeds are $21,001.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		971	971
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $995. Repurchase proceeds are $971.)

			21,971

ITALY TREASURY BILLS 0.6%
1.668% due 11/30/2011	EUR	15,000	21,606

JAPAN TREASURY BILLS 2.1%
0.104% due 08/01/2011	JPY	6,180,000	76,759

U.S. TREASURY BILLS 1.4%
0.036% due 07/14/2011 - 10/20/2011 (c)(e)(g)		$50,425	50,422

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
		18,574	186

Total Short-Term Instruments (Cost $211,859)			214,034

PURCHASED OPTIONS (i) 0.0%
(Cost $8)			0

Total Investments 101.2% (Cost $3,682,610)			$3,742,472
Written Options (j) (0.1%) (Premiums $5,646)			(3,719)
Other Assets and Liabilities (Net) (1.1%)			(39,669)

Net Assets 100.0%			$3,699,084

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $29,701 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $40,000 at a weighted average interest rate of 0.140%. On June 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $20,082 and cash of $8 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	683	$116
Euro-Bobl September Futures	Long	09/2011	2,320	(109)
Euro-Bobl September Futures Put Options Strike @ EUR 108.000	Long	09/2011	165	(1)
Euro-Bobl September Futures Put Options Strike @ EUR 109.000	Long	09/2011	113	0
Euro-Bobl September Futures Put Options Strike @ EUR 109.500	Long	09/2011	264	(2)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	4,159	1,187
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	3,833	(8)
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 114.000	Long	09/2011	437	(1)
Japan Government 10-Year Bond September Futures	Long	09/2011	77	223
U.S. Treasury 10-Year Note September Futures	Short	09/2011	108	12
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	186	38

				$1,455

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%	$1,600	$(12)	$0	$(12)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.337%	100	(2)	(2)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.911%	700	(8)	0	(8)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.524%	600	15	19	(4)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.747%	1,000	(14)	(20)	6
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.801%	1,000	(11)	(19)	8
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.239%	2,800	247	0	247
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%	2,000	0	0	0
CommonWealth REIT	MSC	(1.960%	)	12/20/2015	1.462%	8,250	(180)	0	(180)
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	2.264%	850	75	0	75
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	2.264%	3,500	222	0	222
Erac USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.866%	1,300	5	0	5
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.378%	2,900	39	0	39
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.318%	700	(1)	0	(1)
HCP, Inc.	MSC	(2.030%	)	12/20/2013	0.660%	3,000	(103)	0	(103)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%	2,400	24	0	24
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%	8,700	(402)	(412)	10
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	1.892%	8,000	17	0	17
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	3.019%	8,000	265	0	265
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.232%	1,000	(66)	(31)	(35)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	1.505%	700	(45)	0	(45)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.868%	800	19	0	19
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.275%	300	(2)	(5)	3
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.016%	11,000	583	0	583
Masco Corp.	MSC	(0.580%	)	09/20/2012	0.797%	700	2	0	2
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.230%	1,000	(25)	(20)	(5)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.318%	2,500	(15)	0	(15)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.443%	6,800	(21)	0	(21)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.839%	4,000	1	0	1
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.161%	700	0	2	(2)
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	0.607%	4,000	(48)	0	(48)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.576%	500	(6)	5	(11)

Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.260%	2,300	38	0	38
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.257%	2,500	48	0	48
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.861%	1,000	(9)	(20)	11
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.562%	1,000	2	0	2
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	0.978%	500	(1)	(8)	7
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.999%	3,750	(35)	0	(35)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.853%	1,000	28	0	28
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.513%	5,300	(52)	(45)	(7)
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.218%	600	8	0	8
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.218%	6,400	(116)	0	(116)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.513%	1,440	(75)	0	(75)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	1.198%	2,200	62	0	62
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.323%	500	0	0	0

							$451	$(556)	$1,007

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.131%		$3,500	$151	$64	$87
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.893%		3,800	149	69	80
Australia Government Bond	BOA	1.000%	06/20/2015	0.444%		8,700	192	150	42
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%		10,800	247	229	18
Australia Government Bond	GSC	1.000%	06/20/2016	0.527%		1,700	39	41	(2)
Australia Government Bond	MSC	1.000%	06/20/2016	0.527%		4,800	111	115	(4)
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%		21,000	481	456	25
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.748%		6,600	74	(117)	191
BP Capital Markets America, Inc.	MSC	1.000%	12/20/2015	0.748%		11,400	127	(261)	388
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.322%		600	3	3	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%		3,800	13	17	(4)
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	1.645%		6,300	587	0	587
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	1.651%		3,000	241	0	241
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	1.731%		3,000	250	0	250
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%		8,700	(7)	0	(7)
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	1.645%		10,000	897	0	897
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%		7,800	285	0	285
California State General Obligation Bonds, Series 2003	MSC	2.150%	06/20/2021	1.657%		1,600	58	0	58
China Government International Bond	BNP	1.000%	06/20/2016	0.813%		10,400	97	120	(23)
China Government International Bond	CITI	1.000%	03/20/2016	0.783%		1,200	12	13	(1)
China Government International Bond	CSFB	1.000%	06/20/2016	0.813%		7,200	66	79	(13)
China Government International Bond	DUB	1.000%	12/20/2015	0.749%		7,300	81	160	(79)
China Government International Bond	DUB	1.000%	03/20/2016	0.783%		11,600	118	123	(5)
China Government International Bond	DUB	1.000%	06/20/2016	0.813%		10,700	99	123	(24)
China Government International Bond	GSC	1.000%	12/20/2015	0.749%		1,000	11	22	(11)
China Government International Bond	JPM	1.000%	12/20/2015	0.749%		9,900	111	192	(81)
China Government International Bond	MSC	1.000%	12/20/2015	0.749%		4,600	51	89	(38)
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		5,400	49	59	(10)
China Government International Bond	UBS	1.000%	12/20/2015	0.749%		250	2	5	(3)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%		3,800	107	0	107
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%		8,000	108	(60)	168
France Government Bond	BOA	0.250%	12/20/2015	0.700%		16,000	(311)	(394)	83
France Government Bond	CITI	0.250%	12/20/2015	0.700%		23,600	(458)	(620)	162
France Government Bond	DUB	0.250%	12/20/2015	0.700%		3,100	(60)	(66)	6
France Government Bond	HSBC	0.250%	12/20/2015	0.700%		13,000	(253)	(278)	25
France Government Bond	MSC	0.250%	12/20/2015	0.700%		6,000	(116)	(128)	12
France Government Bond	UBS	0.250%	12/20/2015	0.700%		4,000	(78)	(82)	4
France Government Bond	UBS	0.250%	03/20/2016	0.739%		17,500	(388)	(699)	311
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.519%		10,000	74	(47)	121
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.142%		4,400	217	0	217
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.832%		14,600	116	(103)	219
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		1,600	13	(15)	28
Japan Government International Bond	UBS	1.000%	03/20/2016	0.832%		1,300	11	(9)	20
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%		10,200	36	41	(5)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.346%		10,200	35	42	(7)
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	0.951%		7,500	256	0	256
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.423%		5,800	18	21	(3)
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%		11,000	34	40	(6)
Russia Government International Bond	MSC	1.000%	12/20/2011	0.423%		700	3	3	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%		8,400	38	91	(53)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.939%		6,500	20	(18)	38
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.468%	EUR	24,700	(327)	(363)	36
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%		13,100	(218)	(240)	22
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%		$5,100	105	48	57

United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	6,100	126	46	80
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%	20,100	415	134	281
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%	23,900	494	154	340
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%	1,000	21	22	(1)
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%	17,500	360	394	(34)

						$4,993	$(335)	$5,328

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$7,800	(64)	(213)	149
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	15,500	(127)	(568)	441
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	7,400	(61)	(200)	139
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	7,000	(57)	(160)	103
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020	7,000	(249)	(385)	136
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016	9,700	(123)	(206)	83

					$(681)	$(1,732)	$1,051

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	5,700	$120	$0	$120
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	510	0	510
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	18,200	(56)	0	(56)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		30,200	(92)	0	(92)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		12,300	(33)	0	(33)
Pay	1-Year BRL-CDI	11.315%	01/02/2012	BCLY		120,900	(298)	0	(298)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		134,200	(175)	98	(273)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		54,800	536	574	(38)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	14,000	378	(7)	385
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	56,000,000	(45)	(29)	(16)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CITI		$10,000	(244)	28	(272)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		57,800	(1,264)	1,168	(2,432)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		134,300	(2,938)	1,367	(4,305)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		4,700	(103)	73	(176)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		24,100	(527)	705	(1,232)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		29,100	(636)	522	(1,158)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		47,500	(1,039)	1,084	(2,123)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		17,800	(389)	169	(558)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		6,200	(207)	65	(272)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		11,600	(387)	113	(500)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		30,300	(1,012)	318	(1,330)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		21,400	(715)	621	(1,336)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		7,600	(254)	230	(484)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	22,300	122	114	8
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	86,300	(2,481)	(468)	(2,013)
Pay	6-Month GBP-LIBOR	3.500%	09/21/2018	CITI		49,900	1,744	1,092	652
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	5,810,000	1,812	1,661	151
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		1,600,000	499	436	63
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		40,000	22	(1)	23
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	3,101	(225)	3,326
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		3,570,000	1,953	(144)	2,097
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	149,600	137	48	89

Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	230,200	210	(253)	463
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY	78,200	90	34	56
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC	69,800	80	39	41
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC	913,100	1,048	703	345
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY	120,500	(160)	(246)	86
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC	41,600	(55)	(186)	131
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC	233,500	336	87	249
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC	65,500	94	41	53

						$(318)	$9,831	$(10,149)

(i)	Purchased options outstanding on June 30, 2011:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 08/01/2041	$82.000	08/04/2011	$24,000	$3	$0
Put - OTC Fannie Mae 4.000% due 09/01/2041	83.500	09/06/2011	46,000	5	0

				$8	$0

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	871	$376	$(682)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	871	537	(64)

				$913	$(746)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$82,300	$725	$(433)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,700	75	(67)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	150,200	1,180	(791)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,200	136	(58)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	32,900	335	(126)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,700	268	(94)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	21,400	222	(107)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,800	215	(76)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,200	220	(89)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	20,500	201	(102)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,300	258	(89)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	0

							$3,980	$(2,032)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$17,700	$93	$(115)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	9,800	50	(63)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	44,000	479	(721)

					$622	$(899)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$69	$(16)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	62	(26)

						$131	$(42)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	100	07/2011	BCLY	$0	$0	$0
Buy		562	07/2011	CITI	11	0	11
Buy		4	07/2011	DUB	0	0	0
Sell		46,720	07/2011	DUB	0	(1,270)	(1,270)
Buy		513	07/2011	MSC	3	0	3
Sell		362	07/2011	RBC	0	(9)	(9)
Sell	BRL	2,024	08/2011	BCLY	0	(23)	(23)
Buy		2,024	08/2011	UBS	36	0	36
Buy		2,024	09/2011	BCLY	22	0	22
Sell	CAD	397	07/2011	BCLY	0	0	0
Sell		38	07/2011	DUB	0	(1)	(1)
Buy		4,657	09/2011	BNP	84	0	84
Buy		28,000	09/2011	CITI	49	0	49
Sell		10,890	09/2011	CITI	0	(237)	(237)
Sell		47,847	09/2011	DUB	0	(947)	(947)
Buy		744	09/2011	RBC	12	0	12
Sell		21,346	09/2011	RBC	0	(450)	(450)
Buy		33,195	09/2011	RBS	290	0	290
Sell	CHF	6,260	08/2011	HSBC	35	0	35
Buy	CLP	30,016	10/2011	JPM	0	0	0
Buy	CNY	20,972	09/2011	BOA	94	0	94
Buy		20,644	09/2011	CITI	90	0	90
Sell		51,000	09/2011	DUB	5	0	5
Buy		55,179	09/2011	HSBC	251	0	251
Buy		112,698	09/2011	JPM	536	0	536
Buy		11,540	11/2011	BCLY	12	(1)	11
Buy		6,784	11/2011	JPM	0	(3)	(3)
Buy		7,832	11/2011	RBS	6	0	6
Sell		3,000	11/2011	RBS	0	(5)	(5)
Buy		64,000	06/2012	CITI	8	0	8
Buy		32,300	06/2012	DUB	2	(9)	(7)
Buy		49,450	06/2012	GSC	4	0	4
Buy		49,000	06/2012	HSBC	6	0	6
Buy		19,043	06/2012	JPM	0	0	0
Buy		51,000	08/2013	DUB	0	(17)	(17)
Buy		23,750	04/2014	BCLY	0	(73)	(73)
Buy		59,911	04/2014	CITI	0	(174)	(174)
Buy		24,774	04/2014	GSC	0	(73)	(73)
Buy		15,833	04/2014	HSBC	0	(49)	(49)
Buy		42,636	04/2014	JPM	0	(125)	(125)
Buy		91,290	04/2014	RBS	0	(212)	(212)
Buy		31,660	04/2014	UBS	0	(98)	(98)
Buy		36,000	09/2015	BCLY	62	(2)	60
Buy		28,183	09/2015	BOA	62	0	62
Buy		81,153	09/2015	CITI	51	(32)	19
Buy		11,190	09/2015	JPM	0	(4)	(4)
Buy		27,317	09/2015	MSC	69	0	69
Buy	DKK	114,354	08/2011	CITI	0	(485)	(485)
Buy	EUR	5,000	07/2011	BCLY	0	(61)	(61)
Sell		110,834	07/2011	BCLY	297	(913)	(616)
Buy		56,179	07/2011	BNP	672	(40)	632
Sell		111,749	07/2011	BNP	1	(2,306)	(2,305)
Buy		500	07/2011	BOA	20	0	20
Sell		4,212	07/2011	BOA	0	(171)	(171)
Buy		12,125	07/2011	CITI	134	0	134
Buy		135,773	07/2011	CITI	2,080	(936)	1,144
Sell		41,303	07/2011	CITI	714	(102)	612
Buy		25,227	07/2011	CSFB	306	0	306
Sell		5,244	07/2011	CSFB	0	(106)	(106)
Sell		7,525	07/2011	DUB	78	0	78
Buy		1,911	07/2011	HSBC	30	0	30
Buy		45,023	07/2011	JPM	941	0	941
Sell		2,940	07/2011	JPM	0	(2)	(2)
Sell		83	07/2011	MSC	0	(1)	(1)
Buy		60,151	07/2011	RBC	1,299	(31)	1,268
Sell		12,174	07/2011	RBC	0	(335)	(335)
Buy		78,380	07/2011	RBS	618	(1,078)	(460)
Sell		62,595	07/2011	RBS	0	(1,195)	(1,195)

Buy		4,827	07/2011	UBS	204	0	204
Sell		12,719	11/2011	BCLY	0	(287)	(287)
Buy	GBP	1,956	07/2011	BNP	0	(43)	(43)
Buy		182	07/2011	CITI	1	0	1
Sell		10,603	07/2011	CITI	432	0	432
Buy		43	07/2011	CSFB	0	(1)	(1)
Sell		40	07/2011	CSFB	0	0	0
Sell		44	07/2011	DUB	0	0	0
Sell		161	07/2011	RBS	0	(1)	(1)
Buy		17,794	09/2011	BCLY	0	(559)	(559)
Buy		2,200	09/2011	BNP	0	(23)	(23)
Sell		11,879	09/2011	BNP	17	0	17
Buy		20,795	09/2011	CITI	0	(593)	(593)
Sell		10,137	09/2011	RBC	0	(88)	(88)
Buy		1,663	09/2011	RBS	1	(9)	(8)
Buy		17,529	09/2011	UBS	0	(674)	(674)
Buy	IDR	28,034,260	07/2011	CITI	224	0	224
Sell		97,788,750	07/2011	CITI	0	(277)	(277)
Buy		24,392,940	07/2011	HSBC	243	0	243
Buy		8,507,000	07/2011	JPM	65	0	65
Sell		28,030,860	07/2011	JPM	0	(1)	(1)
Buy		16,498,000	10/2011	DUB	124	0	124
Buy		34,828,510	10/2011	RBS	243	0	243
Buy		30,000,000	01/2012	CITI	100	0	100
Buy		56,305,200	01/2012	JPM	94	0	94
Sell	INR	755,632	08/2011	BCLY	0	(144)	(144)
Buy		489,292	08/2011	CITI	492	0	492
Buy		123,800	08/2011	DUB	114	0	114
Buy		337,777	08/2011	HSBC	276	0	276
Buy		106,200	08/2011	JPM	90	0	90
Sell		297,965	08/2011	JPM	0	(83)	(83)
Sell		261,876	08/2011	MSC	0	(39)	(39)
Buy		487,696	08/2011	RBS	385	0	385
Sell	JPY	4,599	07/2011	BCLY	0	(3)	(3)
Buy		134,229,321	07/2011	BNP	66	(8,375)	(8,309)
Buy		124,615	07/2011	CITI	3	0	3
Sell		6,180,000	08/2011	JPM	0	(1,094)	(1,094)
Sell		3,450,000	09/2011	CITI	46	0	46
Buy		3,449,179	09/2011	HSBC	0	(216)	(216)
Buy	KRW	8,899,535	08/2011	BCLY	480	0	480
Buy		5,305,895	08/2011	CITI	88	0	88
Buy		6,000,000	08/2011	JPM	159	0	159
Sell		33,559,705	08/2011	JPM	0	(379)	(379)
Buy		19,028,102	08/2011	MSC	451	0	451
Sell		13,868,426	08/2011	MSC	0	(224)	(224)
Buy		9,386,000	08/2011	RBS	370	0	370
Sell	MXN	63,450	07/2011	CITI	0	(168)	(168)
Buy		345,519	07/2011	DUB	1,274	0	1,274
Buy		271,212	07/2011	HSBC	435	(138)	297
Sell		631,521	07/2011	HSBC	0	(851)	(851)
Buy		85,518	07/2011	MSC	0	(53)	(53)
Sell		95,695	07/2011	MSC	0	(223)	(223)
Buy		88,417	07/2011	UBS	229	(29)	200
Sell		159,231	11/2011	DUB	102	0	102
Buy		853,801	11/2011	HSBC	625	(48)	577
Sell		440,490	11/2011	HSBC	158	(62)	96
Buy		51,689	11/2011	MSC	0	(49)	(49)
Sell		192,954	11/2011	MSC	78	0	78
Sell		86,903	11/2011	UBS	60	0	60
Buy	MYR	2,100	08/2011	BCLY	14	0	14
Buy		8,600	08/2011	CITI	61	0	61
Sell		140	08/2011	CITI	0	(1)	(1)
Buy		3,631	08/2011	HSBC	24	0	24
Buy		2,558	08/2011	JPM	17	0	17
Sell	NOK	172,025	08/2011	BCLY	325	0	325
Buy		38,496	08/2011	BOA	213	0	213
Sell		10,055	08/2011	CITI	6	0	6
Buy		20,000	08/2011	HSBC	76	0	76
Sell		94,662	08/2011	HSBC	38	0	38
Buy		220,506	08/2011	MSC	0	(816)	(816)
Buy	NZD	7,000	07/2011	CITI	42	0	42
Sell		13	07/2011	CITI	0	0	0
Sell		120,811	07/2011	DUB	0	(2,919)	(2,919)
Sell	PHP	516,083	11/2011	BCLY	44	0	44

Sell		236,060	11/2011	JPM	26	0	26
Sell		157,571	11/2011	MSC	7	0	7
Buy		275,400	03/2012	CITI	0	(27)	(27)
Buy		893,352	03/2012	JPM	0	(64)	(64)
Sell	PLN	806	08/2011	HSBC	8	0	8
Sell	SEK	71	07/2011	DUB	0	0	0
Buy		129,820	08/2011	CITI	0	(873)	(873)
Buy	SGD	640	09/2011	BCLY	21	0	21
Buy		400	09/2011	CITI	13	0	13
Sell		13,283	09/2011	CITI	0	(56)	(56)
Buy		6,300	09/2011	DUB	15	0	15
Buy		3,000	09/2011	GSC	6	0	6
Sell		1,348	09/2011	HSBC	0	(3)	(3)
Buy		3,045	09/2011	JPM	11	0	11
Buy		3,200	09/2011	RBS	36	0	36
Buy		1,900	09/2011	UBS	0	0	0
Buy	TWD	96,633	01/2012	BCLY	39	0	39
Sell		143,412	01/2012	BCLY	35	0	35
Buy		70,000	01/2012	GSC	32	0	32
Buy		60,000	01/2012	HSBC	28	0	28
Buy		60,000	01/2012	JPM	29	0	29
Sell	ZAR	74	07/2011	HSBC	0	0	0
Buy		74	07/2011	JPM	0	0	0
Buy		74	10/2011	HSBC	0	0	0

					$17,885	$(31,069)	$(13,184)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Bank Loan Obligations	$0	$5,207	$0	$5,207
Corporate Bonds & Notes	0	81,666	0	81,666
Mortgage-Backed Securities	0	29,270	0	29,270
Brazil
Corporate Bonds & Notes	0	11,973	0	11,973
Canada
Bank Loan Obligations	0	1,001	0	1,001
Corporate Bonds & Notes	0	32,480	0	32,480
Sovereign Issues	0	81,609	0	81,609
Cayman Islands
Asset-Backed Securities	0	30,891	8,277	39,168
Corporate Bonds & Notes	0	22,735	0	22,735
Denmark
Corporate Bonds & Notes	0	909	0	909
Sovereign Issues	0	13,115	0	13,115
France
Corporate Bonds & Notes	0	217,117	0	217,117
Sovereign Issues	0	159,660	0	159,660
Germany
Bank Loan Obligations	0	11,197	0	11,197
Corporate Bonds & Notes	0	32,584	0	32,584
Sovereign Issues	0	455,502	0	455,502
India
Corporate Bonds & Notes	0	1,989	0	1,989
Ireland
Asset-Backed Securities	0	4,192	7,561	11,753
Corporate Bonds & Notes	0	5,058	306	5,364
Mortgage-Backed Securities	0	4,743	0	4,743
Italy
Asset-Backed Securities	0	1,228	0	1,228
Corporate Bonds & Notes	0	19,337	0	19,337
Sovereign Issues	0	60,527	0	60,527
Japan
Sovereign Issues	0	17,942	0	17,942
Jersey, Channel Islands
Corporate Bonds & Notes	0	27,090	0	27,090
Luxembourg
Asset-Backed Securities	0	3,338	0	3,338
Bank Loan Obligations	0	1,808	0	1,808
Corporate Bonds & Notes	0	11,576	0	11,576

Netherlands
Asset-Backed Securities	0	10,640	15,339	25,979
Corporate Bonds & Notes	0	100,810	0	100,810
Mortgage-Backed Securities	0	3,627	0	3,627
Sovereign Issues	0	99,821	0	99,821
New Zealand
Sovereign Issues	0	97,453	0	97,453
Norway
Corporate Bonds & Notes	0	19,716	0	19,716
Russia
Corporate Bonds & Notes	0	9,678	0	9,678
South Korea
Sovereign Issues	0	8,689	0	8,689
Spain
Sovereign Issues	0	53,350	0	53,350
Sweden
Corporate Bonds & Notes	0	28,692	0	28,692
Switzerland
Corporate Bonds & Notes	0	5,054	0	5,054
United Kingdom
Asset-Backed Securities	0	5,709	0	5,709
Corporate Bonds & Notes	0	219,173	16,847	236,020
Mortgage-Backed Securities	0	64,419	0	64,419
Sovereign Issues	0	214,236	0	214,236
United States
Asset-Backed Securities	0	47,490	0	47,490
Bank Loan Obligations	0	23,609	0	23,609
Corporate Bonds & Notes	0	377,228	0	377,228
Mortgage-Backed Securities	0	274,964	9,728	284,692
Municipal Bonds & Notes	0	70,185	0	70,185
Preferred Securities	2,439	0	0	2,439
U.S. Government Agencies	0	308,896	76,105	385,001
Virgin Islands (British)
Corporate Bonds & Notes	0	2,653	0	2,653
Short-Term Instruments
Certificates of Deposit	0	33,515	0	33,515
Commercial Paper	0	9,575	0	9,575
Repurchase Agreements	0	21,971	0	21,971
Italy Treasury Bills	0	21,606	0	21,606
Japan Treasury Bills	0	76,759	0	76,759
U.S. Treasury Bills	0	50,422	0	50,422
PIMCO Short-Term Floating NAV Portfolio	186	0	0	186
	$2,625	$3,605,684	$134,163	$3,742,472

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	8,523	0	8,523
Foreign Exchange Contracts	0	17,885	0	17,885
Interest Rate Contracts	1,576	8,848	0	10,424
	$1,576	$35,256	$0	$36,832

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,137)	0	(1,137)
Foreign Exchange Contracts	0	(31,069)	0	(31,069)
Interest Rate Contracts	(121)	(21,759)	(957)	(22,837)

	$(121)	$(53,965)	$(957)	$(55,043)

Totals	$4,080	$3,586,975	$133,206	$3,724,261

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$20,609	$0	$(1,399)	$28	$32	$95	$0	$(11,088)	$8,277	$6
India
Corporate Bonds & Notes	3,480	0	(1,477)	0	(23)	9	0	(1,989)	0	0
Ireland
Asset-Backed Securities	0	7,484	0	5	0	72	0	0	7,561	72
Corporate Bonds & Notes	297	0	0	(1)	0	10	0	0	306	10
Luxembourg
Asset-Backed Securities	3,221	0	0	6	0	111	0	(3,338)	0	0
Netherlands
Asset-Backed Securities	7,329	7,868	0	12	0	130	0	0	15,339	130
Norway
Corporate Bonds & Notes	15,800	0	0	0	0	0	0	(15,800)	0	0
Spain
Sovereign Issues	52,304	0	0	1	0	1,045	0	(53,350)	0	0
United Kingdom
Corporate Bonds & Notes	16,727	0	0	0	0	120	0	0	16,847	120
United States
Mortgage-Backed Securities	0	9,770	(67)	2	8	15	0	0	9,728	15
U.S. Government Agencies	80,353	0	(4,255)	0	0	7	0	0	76,105	7

	$200,120	$25,122	$(7,198)	$53	$17	$1,614	$0	$(85,565)	$134,163	$360
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,100)	$0	$0	$0	$0	$143	$0	$0	$(957)	$144

Totals	$199,020	$25,122	$(7,198)	$53	$17	$1,757	$0	$(85,565)	$133,206	$504

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.6%
BANK LOAN OBLIGATIONS 0.2%
Seven Media Group
6.855% due 02/07/2013	AUD	5,105	$5,333
6.902% due 02/07/2013		1,280	1,337

			6,670

CORPORATE BONDS & NOTES 1.8%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014		3,300	3,541
Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,570
5.750% due 12/17/2013	AUD	7,400	7,959
ING Bank Australia Ltd.
5.397% due 08/28/2013		2,000	2,152
5.750% due 06/24/2014		400	433
5.750% due 03/03/2015		3,000	3,243
Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,188
3.300% due 07/17/2014		1,600	1,700
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,596
5.750% due 12/19/2013	AUD	2,000	2,172
Westpac Banking Corp.
0.530% due 09/10/2014		$10,000	10,020
2.700% due 12/09/2014		5,000	5,211
5.258% due 05/25/2017	AUD	1,000	1,063

			58,848

MORTGAGE-BACKED SECURITIES 0.5%
Medallion Trust
0.387% due 05/25/2035		$1,463	1,440
Puma Finance Ltd.
0.328% due 02/21/2038		2,247	2,161
5.047% due 08/22/2037	AUD	2,458	2,542
5.340% due 07/12/2036		1,093	1,158
Superannuation Members Home Loans Global Fund
0.532% due 03/09/2036		$2,985	2,959
Swan Trust
0.344% due 05/12/2037		173	168
Torrens Trust
5.270% due 10/19/2038	AUD	5,431	5,701

			16,129

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,627

Total Australia (Cost $75,924)			85,274

BRAZIL 0.1%
CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
3.875% due 01/27/2016		$1,100	1,125
5.375% due 01/27/2021		2,100	2,165
7.875% due 03/15/2019		1,090	1,325

Total Brazil (Cost $4,496)			4,615

CANADA 4.2%
ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,001	1,057

BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
3.750% due 03/10/2017		$997	1,001

CORPORATE BONDS & NOTES 1.1%
Agrium, Inc.
6.750% due 01/15/2019		5,000	5,878
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		15,900	16,021
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,950
Honda Canada Finance, Inc.
1.466% due 03/26/2012		3,000	3,101
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,911

			34,861

SOVEREIGN ISSUES 3.1%
Canada Government Bond
1.750% due 03/01/2013		74,200	77,253
2.750% due 09/01/2016		24,500	25,849

			103,102

Total Canada (Cost $136,159)			140,021

CAYMAN ISLANDS 1.3%
ASSET-BACKED SECURITIES 0.8%
Aurum CLO Ltd.
0.978% due 04/15/2014		$1,880	1,856
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		1,495	1,402
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		811	797
Dryden Leveraged Loan CDO
0.786% due 12/22/2015		326	322
Duane Street CLO
0.518% due 11/08/2017		4,658	4,502
Hillmark Funding
0.508% due 05/21/2021		8,500	7,924
Mountain View Funding CLO
0.538% due 04/15/2019		1,686	1,616
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		3,600	3,450
Pacifica CDO Ltd.
0.534% due 01/26/2020		1,913	1,813
Premium Loan Trust Ltd.
0.654% due 10/25/2014		816	806

			24,488

CORPORATE BONDS & NOTES 0.5%
IPIC GMTN Ltd.
5.000% due 11/15/2020		2,000	1,990
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		5,100	5,406
Transocean, Inc.
4.950% due 11/15/2015		9,600	10,391

			17,787

Total Cayman Islands (Cost $41,151)			42,275

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.875% due 01/19/2016		$7,400	7,104

Total Chile (Cost $7,400)			7,104

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	857	180
Realkredit Danmark A/S
2.480% due 01/01/2038		14,107	2,612

Total Denmark (Cost $2,516)			2,792

FRANCE 9.9%
ASSET-BACKED SECURITIES 0.0%
AUTO ABS SRL
1.544% due 02/25/2019	EUR	118	170

CORPORATE BONDS & NOTES 6.3%
BNP Paribas Home Loan Covered Bonds S.A.
2.200% due 11/02/2015		$6,800	6,649
2.250% due 10/01/2012	EUR	4,000	5,808
3.000% due 07/23/2013		800	1,173
4.750% due 05/28/2013		3,800	5,749
Cie de Financement Foncier
1.025% due 04/17/2014		$1,800	1,800
1.625% due 07/23/2012		25,000	25,205
2.000% due 02/17/2012	EUR	6,700	9,721
2.250% due 01/25/2013		11,700	16,944
2.500% due 09/16/2015		$16,100	15,958
4.500% due 01/09/2013	EUR	3,500	5,241
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$16,000	16,019
Dexia Credit Local
2.000% due 03/05/2013		26,850	27,021
Dexia Credit Local S.A.
0.535% due 01/12/2012		5,300	5,298
0.753% due 04/29/2014		12,100	12,063
2.750% due 01/10/2014		36,100	36,738
2.750% due 04/29/2014		4,800	4,872
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	2,900	4,298
Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,504

			208,061

SOVEREIGN ISSUES 3.6%
France Government Bond
4.000% due 04/25/2018	EUR	43,600	66,986
4.250% due 04/25/2019		13,000	20,218
4.250% due 10/25/2023		19,588	30,025

			117,229

Total France (Cost $317,663)			325,460

GERMANY 14.7%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
1.402% due 10/21/2015	EUR	28	41

BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland Holding AG
4.566% due 09/13/2015		1,000	1,452
5.316% due 12/20/2016		6,800	9,891

			11,343

CORPORATE BONDS & NOTES 1.6%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	25,603
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		7,400	10,590
3.875% due 01/21/2019		8,500	12,788

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,289

			51,270

SOVEREIGN ISSUES 12.8%
FMS Wertmanagement
1.338% due 01/20/2014		20,300	29,607
Republic of Germany Government Bond
3.750% due 01/04/2019		12,100	18,744
4.000% due 01/04/2018		42,550	66,861
4.750% due 07/04/2028		18,400	30,309
5.625% due 01/04/2028		58,370	105,392
6.500% due 07/04/2027		86,060	168,886

			419,799

Total Germany (Cost $463,310)			482,453

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.007% due 02/24/2014		$1,800	1,790

Total India (Cost $1,800)			1,790

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.3%
Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	3,600	4,867
Magi Funding PLC
1.835% due 04/11/2021		2,510	3,403
SC Germany Auto
1.369% due 07/10/2019		219	316

			8,586

MORTGAGE-BACKED SECURITIES 0.2%
DECO Series
1.526% due 10/27/2019		38	52
German Residential Asset Note Distributor PLC
1.578% due 07/20/2016		1,395	1,888
Immeo Residential Finance PLC
1.631% due 12/15/2016		3,099	4,211

			6,151

Total Ireland (Cost $13,834)			14,737

ITALY 1.5%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$6,300	6,289
6.500% due 02/24/2021		10,300	10,755

			17,044

MORTGAGE-BACKED SECURITIES 0.0%
Argo Mortgage SRL
1.861% due 10/28/2036	EUR	26	37

SOVEREIGN ISSUES 1.0%
Italy Buoni Poliennali Del Tesoro
4.750% due 02/01/2013		21,600	32,231

Total Italy (Cost $47,064)			49,312

JAPAN 1.5%
SOVEREIGN ISSUES 1.5%
Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	35,158
2.300% due 06/20/2035		60,000	790
2.400% due 03/20/2034		950,000	12,759

Total Japan (Cost $39,914)			48,707

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	923	1,349

CORPORATE BONDS & NOTES 0.2%
WPP PLC
6.000% due 04/04/2017	GBP	4,075	7,141

Total Jersey, Channel Islands (Cost $6,170)			8,490

LUXEMBOURG 1.0%
ASSET-BACKED SECURITIES 0.3%
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	3,383	4,686
Penta CLO S.A.
1.934% due 06/04/2024		3,002	3,979

			8,665

BANK LOAN OBLIGATIONS 0.0%
Intelsat Ltd.
5.250% due 04/02/2018		$1,800	1,808

CORPORATE BONDS & NOTES 0.7%
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	1,500	2,230
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020		1,500	2,096
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,205
6.550% due 10/01/2017		13,000	15,329

			21,860

Total Luxembourg (Cost $28,985)			32,333

MEXICO 0.0%
CORPORATE BONDS & NOTES 0.0%
C10 Capital SPV Ltd.
6.722% due 12/29/2049		$540	405

Total Mexico (Cost $540)			405

NETHERLANDS 4.7%
ASSET-BACKED SECURITIES 0.1%
Globaldrive BV
3.000% due 07/20/2015	EUR	1,891	2,750

CORPORATE BONDS & NOTES 4.2%
ABN AMRO Bank NV
3.750% due 01/12/2012		9,300	13,636
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$7,200	7,172
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,500	1,919
EuroCredit CDO I BV
2.277% due 09/03/2012	EUR	3,269	4,667
Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	28,426
ING Bank NV
2.250% due 08/31/2015	EUR	3,400	4,769
2.500% due 01/14/2016		$14,000	13,762
3.900% due 03/19/2014		2,600	2,783
LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,963
3.125% due 02/10/2012	EUR	50	73
3.250% due 05/22/2014		5,300	7,901
NIBC Bank NV
0.633% due 12/02/2014		$22,500	22,546
2.800% due 12/02/2014		20,650	21,507
3.500% due 04/07/2014	EUR	3,700	5,550
Ziggo Finance BV
6.125% due 11/15/2017		1,800	2,571

			139,245

MORTGAGE-BACKED SECURITIES 0.1%
Atomium Mortgage Finance BV
1.440% due 07/01/2034		166	232
Delphinus BV
1.646% due 09/25/2096		400	578
Dutch MBS BV
1.359% due 07/02/2037		174	249
Dutch Mortgage Portfolio Loans BV
1.681% due 11/20/2035		650	925
Saecure BV
1.584% due 05/25/2036		134	194

			2,178

SOVEREIGN ISSUES 0.3%
Netherlands Government Bond
4.000% due 07/15/2018		100	154
4.500% due 07/15/2017		5,500	8,712

			8,866

Total Netherlands (Cost $146,755)			153,039

NEW ZEALAND 2.6%
SOVEREIGN ISSUES 2.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	65,400	54,542
6.000% due 12/15/2017		700	623
6.000% due 05/15/2021		33,500	29,672

Total New Zealand (Cost $76,743)			84,837

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	11,500	16,083
4.125% due 02/01/2013		2,000	2,985
4.625% due 07/03/2013		3,100	4,608

Total Norway (Cost $21,213)			23,676

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,301
10.500% due 03/25/2014		6,000	7,171

Total Russia (Cost $11,079)			11,472

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,395

Total South Korea (Cost $6,480)			6,395

SPAIN 1.6%
SOVEREIGN ISSUES 1.6%
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	36,500	52,629

Total Spain (Cost $51,701)			52,629

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$3,500	4,162

Total Switzerland (Cost $3,564)			4,162

UNITED KINGDOM 15.9%
CORPORATE BONDS & NOTES 7.8%
Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	21,800	31,476
Bank of Scotland PLC
4.375% due 07/13/2016		3,000	4,459
4.500% due 10/23/2013		500	751
5.250% due 07/24/2012	AUD	4,000	4,292
5.590% due 07/24/2012		7,600	8,177
Barclays Bank PLC
2.700% due 03/05/2012		$300	305
10.179% due 06/12/2021		4,480	5,643
BP Capital Markets PLC
2.750% due 02/27/2012		300	304
3.125% due 10/01/2015		12,600	12,944
3.830% due 10/06/2017	EUR	2,700	3,930
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,548
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,120
HBOS PLC
6.750% due 05/21/2018		2,000	1,926
LBG Capital No.1 PLC
8.000% due 12/29/2049		500	452
8.500% due 12/29/2049		20,900	19,718
11.040% due 03/19/2020	GBP	3,677	6,359
LBG Capital No.2 PLC
9.334% due 02/07/2020		5,000	7,945
11.250% due 09/14/2023		1,600	2,722
Lloyds TSB Bank PLC
2.624% due 01/24/2014		$5,000	5,073
12.000% due 12/29/2049		11,300	12,297
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,518
3.500% due 12/07/2015		6,250	9,078
4.625% due 09/13/2012		5,100	7,606
5.500% due 07/18/2012		$28,200	29,449
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,676
Royal Bank of Scotland Group PLC
1.174% due 04/23/2012		17,200	17,306
1.450% due 10/20/2011		8,000	8,027
2.650% due 04/23/2012		4,500	4,577
2.750% due 06/18/2013	EUR	13,700	19,957
6.666% due 04/29/2049 (a)	CAD	700	578
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,588
Yorkshire Building Society
3.250% due 09/22/2015	EUR	4,700	6,659

			253,460

MORTGAGE-BACKED SECURITIES 1.9%
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047		7,279	10,548
Eurosail PLC
1.624% due 03/13/2045		600	754
Great Hall Mortgages PLC
0.376% due 06/18/2039		$2,160	1,817
1.624% due 03/18/2039	EUR	2,950	3,707
Holmes Master Issuer PLC
2.727% due 10/15/2054		8,100	11,784
Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	13,604	18,946
Newgate Funding PLC
2.074% due 12/15/2050		3,000	3,125
2.721% due 12/15/2050	EUR	2,500	2,345
2.971% due 12/15/2050		4,100	3,326
RMAC Securities PLC
0.400% due 06/12/2044		$600	492
0.974% due 06/12/2044	GBP	1,900	2,575
Windermere CMBS PLC
1.069% due 04/24/2017		2,776	3,955

			63,374

SOVEREIGN ISSUES 6.2%
United Kingdom Gilt
4.250% due 12/07/2027		12,200	19,935
4.250% due 06/07/2032		1,000	1,612
4.250% due 03/07/2036		8,750	13,993
4.500% due 03/07/2019		38,700	68,540
4.500% due 09/07/2034		14,300	23,731
4.750% due 03/07/2020		2,000	3,575
4.750% due 12/07/2030		39,600	68,272
5.000% due 03/07/2025		2,700	4,836

			204,494

Total United Kingdom (Cost $494,529)			521,328

UNITED STATES 35.7%
ASSET-BACKED SECURITIES 1.7%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$108	108
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		304	248
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		44	40
Amresco Residential Securities Mortgage Loan Trust
1.126% due 06/25/2029		221	184
Asset-Backed Funding Certificates
0.246% due 01/25/2037		24	24
Bear Stearns Asset-Backed Securities Trust
0.256% due 12/25/2036		215	202
0.266% due 10/25/2036		31	30
0.586% due 10/27/2032		59	52
0.846% due 10/25/2032		47	42
1.186% due 10/25/2037		128	79
BNC Mortgage Loan Trust
0.286% due 05/25/2037		1,577	1,365
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		519	512
0.506% due 10/25/2035		110	103
Citibank Omni Master Trust
2.287% due 05/16/2016		8,200	8,301
Citigroup Mortgage Loan Trust, Inc.
0.246% due 07/25/2045		1,118	916
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		288	305
6.681% due 12/01/2033		204	218
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		108	106
0.236% due 06/25/2047		187	186
0.256% due 06/25/2047		29	29
0.266% due 10/25/2047		112	110
0.286% due 09/25/2047		1,855	1,827
0.366% due 09/25/2036		455	375
0.526% due 12/25/2036		1,113	497
4.740% due 10/25/2035		2,101	2,010
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		67	54
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		13	10
First Alliance Mortgage Loan Trust
0.416% due 12/20/2027		12	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		21	21
Fremont Home Loan Trust
0.296% due 02/25/2036		15	15
Home Equity Asset Trust
0.246% due 05/25/2037		166	163
0.786% due 11/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		64	62
0.276% due 10/25/2036		326	318
0.296% due 08/25/2036		154	55
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		12	10
Merrill Lynch Mortgage Investors, Inc.
0.266% due 09/25/2037		50	13
0.306% due 02/25/2037		105	56
Mesa Trust Asset-Backed Certificates
0.986% due 12/25/2031		286	204
Nationstar Home Equity Loan Trust
0.246% due 06/25/2037		90	89
0.306% due 04/25/2037		6	6
New Century Home Equity Loan Trust
1.071% due 05/25/2034		3,762	2,862
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047		360	319
Renaissance Home Equity Loan Trust
0.686% due 12/25/2033		135	114
Residential Asset Mortgage Products, Inc.
0.746% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.256% due 02/25/2037		21	21
0.686% due 07/25/2032 (a)		196	116
Securitized Asset-Backed Receivables LLC Trust
0.316% due 05/25/2037		376	246
SLC Student Loan Trust
0.697% due 06/15/2017		78	78
SLM Student Loan Trust
0.274% due 07/25/2017		153	152
0.447% due 12/17/2018		12	12
0.774% due 10/25/2017		9,100	9,116
0.954% due 07/25/2013		88	88
1.774% due 04/25/2023		22,818	23,581
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		57	18
Structured Asset Securities Corp.
0.476% due 01/25/2033		13	11

			55,694

BANK LOAN OBLIGATIONS 0.8%
AGFS Funding Co.
5.500% due 05/10/2017		11,100	10,905
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,024
Ford Motor Co.
2.940% due 12/15/2013		2,311	2,312
Graham Packaging Co. LP
6.000% due 09/23/2016		1,393	1,398
HCA, Inc.
2.496% due 11/14/2013		1,000	994
2.746% due 05/02/2016		2,000	1,975
Remy International, Inc.
6.250% due 12/17/2016		998	1,004
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		1,357	1,061
4.768% due 10/10/2017		1,440	1,126
U.S. Airways Group, Inc.
2.686% due 03/23/2014		986	896

			24,695

CORPORATE BONDS & NOTES 11.1%
Ally Financial, Inc.
3.646% due 06/20/2014		1,300	1,272
6.625% due 05/15/2012		9,167	9,385
7.000% due 02/01/2012		6,955	7,105
8.300% due 02/12/2015		6,200	6,944
Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,126
American International Group, Inc.
0.386% due 10/18/2011		5,000	4,976
4.875% due 03/15/2067	EUR	3,600	4,268
5.600% due 10/18/2016		$1,300	1,362
5.750% due 03/15/2067	GBP	8,200	11,187
8.000% due 05/22/2068	EUR	4,600	6,687
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (f)		$3,900	4,032
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,114
6.500% due 01/15/2014		600	672
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,926
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	20,342	29,903
4.250% due 04/05/2017		800	1,166
Bank of America Corp.
4.000% due 03/28/2018		6,000	8,103
4.750% due 05/23/2017		6,950	9,334
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,484
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,444
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,846
Brunswick Corp.
11.750% due 08/15/2013		3,000	3,532
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,035
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,616
Citigroup, Inc.
1.575% due 03/05/2014	EUR	400	564
3.625% due 11/30/2017		8,250	11,066
6.000% due 08/15/2017		$3,000	3,288
6.400% due 03/27/2013	EUR	1,800	2,751
CNA Financial Corp.
5.850% due 12/15/2014		$3,000	3,251
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,931
Daimler Finance North America LLC
6.500% due 11/15/2013		400	445
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,115
HCP, Inc.
5.650% due 12/15/2013		6,000	6,576
5.950% due 09/15/2011		1,000	1,010
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,951
5.400% due 02/15/2012		2,700	2,747
5.875% due 05/01/2013		8,850	9,104
6.500% due 09/01/2014		8,800	9,372
6.625% due 11/15/2013		8,000	8,320
6.750% due 09/01/2016		7,100	7,597
JPMorgan Chase & Co.
3.450% due 03/01/2016		2,100	2,140
6.300% due 04/23/2019		1,300	1,467
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		4,670	4,748
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	505
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		800	216
6.875% due 05/02/2018 (a)		7,000	1,916
Lennar Corp.
5.950% due 10/17/2011		3,100	3,139
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,381
Loews Corp.
5.250% due 03/15/2016		1,200	1,308
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,276
Masco Corp.
5.875% due 07/15/2012		1,000	1,035
Merrill Lynch & Co., Inc.
1.730% due 05/30/2014	EUR	6,000	8,446
1.734% due 08/25/2014		300	421
1.799% due 07/22/2014		7,500	10,597
2.276% due 09/27/2012		2,700	3,840
6.750% due 05/21/2013		1,700	2,621
Morgan Stanley
1.711% due 04/13/2016		1,300	1,765
1.730% due 11/29/2013		5,050	7,141
1.752% due 01/16/2017		1,750	2,359
1.874% due 01/24/2014		$8,100	8,163
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,353
RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,560	1,162
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,240
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,358
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,563
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,688
SLM Corp.
5.125% due 08/27/2012		400	411
5.375% due 05/15/2014		600	625
8.450% due 06/15/2018		2,000	2,197
Southwest Airlines Co.
6.500% due 03/01/2012		500	518
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,675
Sprint Capital Corp.
8.750% due 03/15/2032		800	870
Union Pacific Corp.
4.163% due 07/15/2022		875	867
WM Covered Bond Program
3.875% due 09/27/2011	EUR	13,100	19,086
4.375% due 05/19/2014		6,800	10,183

			364,887

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		$613	448
American Home Mortgage Assets
0.376% due 05/25/2046		667	376
0.396% due 10/25/2046		2,343	1,274
0.416% due 09/25/2046 (a)		453	59
0.978% due 02/25/2047		6,974	3,357
1.198% due 11/25/2046		10,611	4,942
Banc of America Funding Corp.
2.785% due 02/20/2036		1,884	1,740
5.500% due 08/25/2035		8,666	8,687
5.635% due 03/20/2036		872	742
5.775% due 01/20/2047		634	423
5.952% due 10/20/2046		243	152
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		10,826	10,053
Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		1,050	845
3.199% due 09/25/2035		202	167
5.326% due 04/25/2035		1,317	1,152
BCAP LLC Trust
0.356% due 01/25/2037		14,299	7,544
1.035% due 05/25/2037		1,587	1,160
5.250% due 02/26/2036		3,022	3,031
5.250% due 04/28/2037		3,583	3,317
5.250% due 08/26/2037		3,800	3,768
5.518% due 02/26/2036		967	883
5.923% due 05/25/2037		6,300	4,936
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		2,663	2,475
2.710% due 03/25/2035		4,750	4,470
2.731% due 03/25/2035		913	859
2.792% due 05/25/2034		702	656
2.814% due 05/25/2034		366	356
2.853% due 10/25/2033		420	417
2.860% due 02/25/2034		80	73
3.069% due 01/25/2035		1,509	1,341
3.582% due 11/25/2034		22	21
Bear Stearns Alt-A Trust
2.649% due 01/25/2036		134	72
2.787% due 08/25/2036 (a)		479	235
2.790% due 02/25/2036 (a)		7,182	3,028
2.916% due 09/25/2035		6,286	4,584
2.920% due 11/25/2035 (a)		225	133
4.189% due 08/25/2036 (a)		1,466	343
4.627% due 11/25/2036		5,228	3,332
5.142% due 11/25/2036		1,259	788
5.980% due 08/25/2036		3,841	2,410
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		5,322	5,204
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		1,695	1,618
2.450% due 08/25/2035		2,021	1,762
2.660% due 10/25/2035		7,908	6,536
2.660% due 12/25/2035		424	379
5.661% due 09/25/2037		3,249	2,188
5.691% due 03/25/2037		2,238	1,184

Countrywide Alternative Loan Trust
0.356% due 01/25/2037	1,430	776
0.366% due 02/20/2047	792	415
0.376% due 09/25/2046	2,242	1,231
0.381% due 12/20/2046	8,404	4,487
0.386% due 05/25/2036	159	92
0.396% due 03/20/2046	192	110
0.396% due 07/20/2046	1,918	816
0.396% due 07/25/2046	143	82
0.416% due 08/25/2046	516	105
0.536% due 05/25/2037	1,412	793
1.278% due 12/25/2035	194	121
1.778% due 11/25/2035	893	517
2.318% due 11/25/2035	761	441
5.250% due 06/25/2035	591	517
5.621% due 02/25/2037	580	404
6.000% due 10/25/2032	12	12
6.000% due 01/25/2037	2,834	1,823
6.000% due 04/25/2037	1,166	786
6.250% due 08/25/2037 (a)	1,047	670
Countrywide Home Loan Mortgage Pass-Through Trust
0.456% due 03/25/2035	2,007	1,563
0.476% due 04/25/2035	45	29
0.506% due 03/25/2035	1,480	900
0.516% due 02/25/2035	33	24
2.800% due 02/20/2036	2,530	1,488
2.923% due 08/25/2034	220	164
2.933% due 08/25/2034	1,162	937
3.094% due 11/25/2034	899	760
4.181% due 11/19/2033	61	59
4.840% due 02/25/2047	1,054	659
5.023% due 03/25/2037	1,034	496
Credit Suisse First Boston Mortgage Securities Corp.
1.336% due 03/25/2034	730	632
1.870% due 05/25/2032	28	27
2.431% due 07/25/2033	77	72
2.617% due 08/25/2033	350	346
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	15,842	291
1.573% due 11/10/2046 (b)	41,114	2,605
Downey Savings & Loan Association Mortgage Loan Trust
0.506% due 07/19/2045	393	80
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	378	364
2.848% due 08/25/2035	416	349
5.279% due 10/25/2035	800	709
First Republic Mortgage Loan Trust
0.537% due 11/15/2031	154	149
GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	92	79
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046	181	167
0.266% due 01/25/2047 (a)	142	134
0.366% due 01/25/2037	1,240	733
0.396% due 04/25/2036	1,064	608
0.456% due 11/25/2045	231	143
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033	80	68
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	262	259
GSR Mortgage Loan Trust
1.900% due 03/25/2033	456	455
2.790% due 09/25/2035	1,852	1,773
3.042% due 01/25/2035	2,072	1,850
Harborview Mortgage Loan Trust
0.366% due 07/19/2046	2,704	1,571
0.376% due 09/19/2037	893	575
0.376% due 01/19/2038	2,272	1,438
0.406% due 05/19/2035	1,893	1,262
0.426% due 03/19/2036	353	210
2.775% due 07/19/2035	390	297
2.954% due 05/19/2033	761	742
Homebanc Mortgage Trust
5.709% due 04/25/2037	1,600	859
5.797% due 04/25/2037	843	709
Impac CMB Trust
0.966% due 10/25/2034	1,194	1,014
1.186% due 07/25/2033	97	91
Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035	4,541	3,826
5.612% due 08/25/2036	1,600	1,177
Indymac INDB Mortgage Loan Trust
0.486% due 11/25/2035	493	210
Indymac Index Mortgage Loan Trust
0.376% due 04/25/2037	360	83
0.376% due 09/25/2046	6,679	3,995
0.426% due 06/25/2037	363	235
0.436% due 02/25/2037	1,100	282
0.486% due 06/25/2037 (a)	844	293
2.664% due 12/25/2034	265	198
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	948	913
5.550% due 10/25/2036	1,104	1,049
JPMorgan Mortgage Trust
2.115% due 11/25/2033	434	430
5.275% due 07/25/2035	829	746
5.317% due 02/25/2036	1,979	1,737
5.433% due 09/25/2035	1,052	985
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046	3,927	2,212
0.486% due 05/25/2047	1,700	532
2.836% due 11/21/2034	551	542
MASTR Alternative Loans Trust
0.586% due 03/25/2036	605	199
Mellon Residential Funding Corp.
0.667% due 06/15/2030	108	104
2.610% due 10/20/2029	65	60
Merrill Lynch Countrywide Commercial Mortgage Trust
6.164% due 08/12/2049	700	767
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	2,322	1,708
0.436% due 08/25/2036	387	305
2.302% due 02/25/2033	263	245
2.624% due 06/25/2035	1,288	1,109
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035	96	83
1.653% due 10/25/2035	5,380	4,820
RBSCF Trust
6.213% due 12/16/2049	4,600	5,035
Residential Accredit Loans, Inc.
0.336% due 02/25/2047	3,130	1,469
0.366% due 06/25/2046	5,757	2,128
0.386% due 12/25/2046	1,400	326
0.396% due 04/25/2046	93	39
0.456% due 05/25/2046 (a)	1,171	233
0.491% due 09/25/2046	1,830	314
Residential Asset Securitization Trust
0.636% due 12/25/2036 (a)	653	240
5.750% due 02/25/2036 (a)	614	423
6.250% due 10/25/2036 (a)	711	485
6.500% due 08/25/2036 (a)	1,063	657
Residential Funding Mortgage Securities I
3.246% due 09/25/2035	538	368
6.500% due 03/25/2032	144	150
Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030	2,050	2,132
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 02/25/2034	445	421
2.593% due 04/25/2034	648	570
2.638% due 08/25/2035	1,322	1,036
5.027% due 09/25/2034	202	192
5.027% due 09/25/2036	1,600	858
5.123% due 05/25/2036	1,600	1,371
Structured Asset Mortgage Investments, Inc.
0.376% due 06/25/2036	207	131
0.396% due 05/25/2046	1,235	686
0.406% due 05/25/2036	2,108	1,179
0.406% due 09/25/2047	6,300	2,491
0.436% due 07/19/2035	180	167
0.436% due 09/25/2047	327	87
0.446% due 05/25/2046	656	106
0.486% due 08/25/2036	1,800	537
0.496% due 12/25/2035	20	12
0.766% due 07/19/2034	34	31
1.778% due 08/25/2047	3,391	1,821
Structured Asset Securities Corp.
2.756% due 10/25/2035	985	797
5.500% due 09/25/2035	2,000	1,835
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	272	269
0.306% due 10/25/2046	713	709
3.082% due 10/25/2043	185	168
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	405	338
0.446% due 11/25/2045	3,156	2,633
0.466% due 11/25/2045	1,163	908
0.496% due 01/25/2045	884	721
0.558% due 11/25/2034	2,020	1,647
0.978% due 03/25/2047	3,156	1,981
1.018% due 01/25/2047	1,657	933
1.028% due 06/25/2047	727	179
1.038% due 04/25/2047	7,166	5,049
1.258% due 06/25/2046	1,961	1,483
1.278% due 02/25/2046	567	428
1.491% due 05/25/2041	9	8
2.576% due 06/25/2033	211	210
2.582% due 04/25/2035	1,000	847
2.609% due 02/27/2034	806	807
2.671% due 02/25/2037	1,830	1,406
2.859% due 07/25/2046	668	488
2.859% due 10/25/2046	403	295
3.406% due 12/25/2036	7,212	5,433
5.405% due 02/25/2037	4,918	3,245
5.640% due 02/25/2037	1,805	1,331
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.436% due 07/25/2046	139	29
1.038% due 04/25/2047	755	147
1.048% due 04/25/2047	1,073	312
1.118% due 05/25/2047	721	185
1.218% due 07/25/2046	1,223	501
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	7,689	6,898
2.771% due 07/25/2035	1,044	940
2.814% due 10/25/2035	893	802
2.816% due 10/25/2035	600	474
2.917% due 06/25/2035	3,575	3,512

4.688% due 12/25/2033	19	19
5.620% due 04/25/2036	711	327

		248,292

MUNICIPAL BONDS & NOTES 1.8%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,217
7.550% due 04/01/2039	1,400	1,604
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	12,800	14,763
7.700% due 11/01/2030	1,100	1,194
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	275	272
7.350% due 07/01/2035	1,300	1,383
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,000	5,027
4.071% due 01/01/2014	2,900	3,004
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	8,558
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	7,400	8,940
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	6,217
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	624
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,038
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	105
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	2,000	2,105

		59,051

	SHARES
PREFERRED SECURITIES 0.2%
DG Funding Trust
0.553% due 12/31/2049	640	4,850

SLM Corp.
4.682% due 03/15/2017	20,000	456

		5,306

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
0.286% due 01/25/2021	$37	37
0.306% due 03/25/2034	162	160
0.386% due 10/27/2037	800	795
0.486% due 03/25/2036	104	104
0.616% due 11/25/2040	14,450	14,439
0.636% due 11/25/2040	14,575	14,565
0.686% due 10/25/2040 - 12/25/2040	26,712	26,726
1.495% due 06/01/2043	159	159
2.140% due 12/01/2034	700	729
2.325% due 01/01/2023	50	52
2.415% due 11/01/2022	15	16
2.430% due 08/01/2023	122	128
2.460% due 04/01/2032	51	52
2.579% due 06/01/2035	1,198	1,242
2.611% due 08/01/2036	357	377
2.680% due 11/01/2034	4,092	4,314
2.758% due 12/01/2030	16	17
4.000% due 12/01/2040 - 07/01/2041	179,521	179,497
5.370% due 12/01/2015	2,543	2,790
6.000% due 04/25/2043 - 07/25/2044	2,766	3,089
Freddie Mac
0.537% due 12/15/2030	185	185
0.587% due 11/15/2016 - 03/15/2017	27	27
0.667% due 10/15/2040	10,051	10,048
0.787% due 12/15/2037	8,578	8,650
1.091% due 10/15/2040	15,726	15,729
1.484% due 10/25/2044	4,727	4,748
1.495% due 02/25/2045	345	340
2.360% due 06/01/2022	113	114
3.001% due 09/01/2035	225	235
4.500% due 07/15/2023	201	208
6.000% due 12/01/2033	1,594	1,769
6.500% due 11/15/2023	192	207
9.050% due 06/15/2019	2	3
Ginnie Mae
2.125% due 11/20/2021 - 11/20/2030	189	195
2.625% due 07/20/2022 - 08/20/2027	419	435
3.375% due 05/20/2022 - 05/20/2030	705	735
6.000% due 08/20/2034	11,161	12,638
NCUA Guaranteed Notes
0.660% due 11/05/2020	76,420	76,301
0.750% due 12/08/2020	28,606	28,769
Small Business Administration
5.110% due 04/01/2025	163	175
6.344% due 08/01/2011	58	59

		410,858

Total United States (Cost $1,160,008)		1,168,783

SHORT-TERM INSTRUMENTS 4.0%
CERTIFICATES OF DEPOSIT 1.0%
Banco Do Brasil S.A.
0.000% due 02/15/2012	$18,900	19,027
Itau Unibanco S.A.
0.000% due 07/19/2011	15,450	15,440

		34,467

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012	15,500	15,459

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	4,513	4,513

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,605. Repurchase proceeds are $4,513.)
U.S. TREASURY BILLS 1.6%
0.040% due 08/11/2011 - 10/20/2011 (c)(e)(g)	51,408	51,407

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	2,588,382	25,933

Total Short-Term Instruments (Cost $131,426)		131,779

Total Investments 103.9% (Cost $3,290,424)		$3,403,868
Written Options (i) (0.1%) (Premiums $6,667)		(4,312)
Other Assets and Liabilities (Net) (3.8%)		(124,996)

Net Assets 100.0%		$3,274,560

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $28,708 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $8,410 at a weighted average interest rate of -0.614%. On June 30, 2011, securities valued at $3,929 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $18,806 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Canada Government 10-Year Bond September Futures	Long	09/2011	701	$47
Euro-Bobl September Futures	Long	09/2011	2,754	123
Euro-Bund 10-Year Bond September Futures	Long	09/2011	3,514	949
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 114.000	Long	09/2011	51	0
Japan Government 10-Year Bond September Futures	Long	09/2011	22	128
U.S. Treasury 10-Year Note September Futures	Short	09/2011	160	11
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	374	77

				$1,335

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.058%	$5,000	$(68)	$0	$(68)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.332%	600	(12)	0	(12)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%	2,000	(15)	0	(15)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.572%	1,700	3	0	3
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.483%	3,000	(86)	0	(86)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	1.411%	3,000	(181)	0	(181)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.340%	2,669	(25)	0	(25)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.813%	1,600	20	0	20
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.813%	1,600	18	11	7
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	1.092%	3,000	(32)	0	(32)
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%	3,600	(1)	0	(1)
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	2.264%	4,600	325	0	325
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	1.455%	1,000	22	243	(221)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	1.455%	1,000	(175)	485	(660)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.318%	1,000	(1)	0	(1)
HCP, Inc.	MSC	(2.030%	)	12/20/2013	0.660%	6,000	(206)	0	(206)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%	2,700	27	0	27
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	1.575%	2,900	30	0	30
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%	8,850	(409)	(419)	10
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	3.019%	1,000	34	133	(99)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	1.505%	700	(45)	0	(45)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	0.851%	2,400	(64)	0	(64)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.493%	4,000	(82)	548	(630)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.493%	1,000	(59)	98	(157)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.868%	1,150	28	0	28
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.348%	4,000	(147)	0	(147)
Masco Corp.	MSC	(0.580%	)	09/20/2012	0.797%	1,000	2	0	2
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.553%	5,000	(24)	0	(24)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.318%	2,500	(15)	0	(15)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.189%	1,200	(1)	0	(1)
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	0.370%	5,000	(70)	0	(70)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.260%	6,000	28	198	(170)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	1.260%	6,900	17	0	17
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.341%	5,000	(227)	231	(458)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.311%	500	0	0	0
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.876%	5,000	4	0	4
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.562%	1,400	2	0	2
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.999%	3,500	(33)	0	(33)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.338%	800	(10)	30	(40)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.346%	200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.631%	6,400	(162)	0	(162)
WPP PLC	BCLY	(3.750%	)	06/20/2017	1.142%	GBP 2,425	(555)	0	(555)
WPP PLC	JPM	(3.750%	)	06/20/2017	1.142%	1,650	(378)	0	(378)

							$(2,529)	$1,555	$(4,084)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.131%	$5,700	$246	$105	$141
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.893%	8,300	326	151	175
Australia Government Bond	BOA	1.000%	06/20/2015	0.444%	10,300	227	177	50
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%	9,000	206	191	15
Australia Government Bond	GSC	1.000%	06/20/2016	0.527%	2,100	49	51	(2)
Australia Government Bond	MSC	1.000%	06/20/2016	0.527%	5,700	131	136	(5)
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%	20,300	465	441	24
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.748%	6,000	67	(106)	173
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%	300	4	(8)	12
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.322%	600	2	3	(1)
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.322%	2,700	9	11	(2)
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%	5,700	21	26	(5)
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.322%	3,400	12	15	(3)
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	1.645%	6,300	587	0	587
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	1.651%	4,900	394	0	394
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	1.731%	3,300	275	0	275
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%	8,100	(6)	0	(6)
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	1.645%	9,700	870	0	870
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%	8,000	292	0	292
China Government International Bond	CITI	1.000%	03/20/2016	0.783%	1,300	13	14	(1)
China Government International Bond	DUB	1.000%	12/20/2015	0.749%	18,000	201	395	(194)
China Government International Bond	DUB	1.000%	03/20/2016	0.783%	1,900	19	20	(1)
China Government International Bond	GSC	1.000%	12/20/2015	0.749%	900	10	20	(10)
China Government International Bond	MSC	1.000%	12/20/2015	0.749%	15,400	172	299	(127)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%	3,400	96	0	96
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%	8,500	116	(63)	179
France Government Bond	BOA	0.250%	12/20/2015	0.700%	500	(9)	(12)	3

France Government Bond	CITI	0.250%	12/20/2015	0.700%		26,400	(513)	(694)	181
France Government Bond	CITI	0.250%	03/20/2016	0.739%		9,800	(217)	(401)	184
France Government Bond	DUB	0.250%	12/20/2015	0.700%		5,300	(103)	(128)	25
France Government Bond	GSC	0.250%	12/20/2015	0.700%		13,000	(253)	(320)	67
France Government Bond	HSBC	0.250%	12/20/2015	0.700%		11,700	(227)	(250)	23
France Government Bond	MSC	0.250%	12/20/2015	0.700%		2,800	(54)	(68)	14
France Government Bond	UBS	0.250%	12/20/2015	0.700%		8,900	(174)	(189)	15
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.142%		4,700	231	0	231
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.832%		14,800	118	(104)	222
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		1,500	12	(14)	26
Japan Government International Bond	UBS	1.000%	03/20/2016	0.832%		1,300	10	(9)	19
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%		12,300	43	49	(6)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.346%		11,500	40	48	(8)
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	0.951%		7,900	270	0	270
Russia Government International Bond	CITI	1.000%	12/20/2011	0.423%		6,600	20	22	(2)
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%		12,500	38	45	(7)
Russia Government International Bond	MSC	1.000%	12/20/2011	0.423%		1,000	4	4	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%		8,800	40	96	(56)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.939%		6,800	21	(19)	40
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.468%	EUR	28,300	(374)	(416)	42
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%		8,200	(137)	(151)	14
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%		$7,900	163	75	88
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		8,700	179	65	114
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%		22,400	462	149	313
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		28,800	595	187	408
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		500	10	11	(1)
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		19,200	395	432	(37)

							$5,394	$286	$5,108

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$7,600	$(63)	$(208)	$145
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	7,900	(64)	(213)	149
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	23,200	(190)	(821)	631
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016	13,500	(171)	(287)	116
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020	6,600	(235)	(363)	128

					$(723)	$(1,892)	$1,169

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$77,040	JPY	6,394,320	$(2,292)	$47	$(2,339)
Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/10/2016	JPM	11,220		920,000	(116)	(3)	(113)

							$(2,408)	$44	$(2,452)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	21,500	$(66)	$0	$(66)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		35,500	(108)	0	(108)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		164,500	(447)	0	(447)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		149,400	(194)	109	(303)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		64,800	633	678	(45)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	110,700,000	(89)	(58)	(31)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CITI		$39,000	(952)	107	(1,059)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		48,300	(1,057)	1,295	(2,352)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		139,800	(3,058)	1,423	(4,481)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		400	(8)	12	(20)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		61,300	(1,341)	1,099	(2,440)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		88,000	(1,925)	2,147	(4,072)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		19,100	(638)	186	(824)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		23,000	(768)	242	(1,010)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		16,800	(561)	535	(1,096)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		7,500	(251)	227	(478)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	20,400	112	104	8
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	117,600	(3,381)	(725)	(2,656)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	11,220,000	3,499	3,208	291
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		2,860,000	892	779	113
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	3,713	(269)	3,982
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		2,390,000	1,307	(97)	1,404
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	139,800	128	45	83
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		218,700	200	(240)	440
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		72,500	84	32	52
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		64,900	74	36	38
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		803,400	922	609	313
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		100,200	(133)	(204)	71
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		49,700	(66)	(223)	157
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		213,600	307	78	229
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		58,900	85	37	48

							$(3,087)	$11,172	$(14,259)

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	907	$557	$(66)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	907	393	(710)

				$950	$(776)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$99,700	$878	$(525)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,800	40	(36)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	176,300	1,396	(928)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	18,700	168	(72)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	40,400	411	(155)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,400	330	(116)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	26,000	270	(129)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,500	266	(94)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	28,600	271	(109)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	24,800	243	(123)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	28,900	320	(111)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	0

							$4,747	$(2,398)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC EUR versus USD	BOA	$1.450	07/15/2011	EUR	10,000	$162	$(139)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$18,400	$97	$(119)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	9,300	48	(60)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	47,000	511	(771)

					$656	$(950)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$(20)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	(29)

						$152	$(49)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	55,323	07/2011	DUB	$0	$(1,505)	$(1,505)
Sell	BRL	1,980	08/2011	BCLY	0	(22)	(22)
Buy		1,980	08/2011	UBS	36	0	36
Buy		1,980	09/2011	BCLY	22	0	22
Buy	CAD	4,125	09/2011	BNP	74	0	74
Sell		122,275	09/2011	DUB	0	(2,421)	(2,421)
Sell		49,943	09/2011	RBC	0	(1,042)	(1,042)
Buy		49,896	09/2011	RBS	436	0	436
Buy	CLP	31,472	10/2011	JPM	0	0	0
Buy	CNY	23,164	09/2011	BOA	104	0	104
Buy		22,802	09/2011	CITI	99	0	99
Sell		62,000	09/2011	DUB	6	0	6
Buy		71,233	09/2011	HSBC	324	0	324
Buy		136,419	09/2011	JPM	649	0	649
Buy		21,737	11/2011	BCLY	23	(2)	21
Buy		12,780	11/2011	JPM	0	(5)	(5)
Buy		14,754	11/2011	RBS	11	0	11
Buy		65,000	06/2012	CITI	8	0	8
Buy		33,600	06/2012	DUB	2	(10)	(8)
Buy		50,437	06/2012	GSC	4	0	4
Buy		50,000	06/2012	HSBC	6	0	6
Buy		19,427	06/2012	JPM	0	0	0
Buy		62,000	08/2013	DUB	0	(21)	(21)
Buy		20,257	04/2014	BCLY	0	(63)	(63)
Buy		42,376	04/2014	CITI	0	(125)	(125)
Buy		15,530	04/2014	GSC	0	(46)	(46)
Buy		13,509	04/2014	HSBC	0	(42)	(42)
Buy		27,025	04/2014	JPM	0	(79)	(79)
Buy		45,887	04/2014	RBS	0	(114)	(114)
Buy		27,005	04/2014	UBS	0	(84)	(84)
Buy		25,039	09/2015	BCLY	18	(4)	14
Buy		8,289	09/2015	BOA	18	0	18
Buy		97,612	09/2015	CITI	15	(48)	(33)
Buy		23,610	09/2015	JPM	0	(9)	(9)
Buy		7,998	09/2015	MSC	20	0	20
Buy	DKK	25,020	08/2011	CITI	0	(106)	(106)
Buy	EUR	4,000	07/2011	BCLY	92	0	92
Sell		14,167	07/2011	BCLY	171	0	171
Buy		23,611	07/2011	BNP	103	(36)	67
Sell		87,011	07/2011	BNP	0	(1,837)	(1,837)
Sell		6,130	07/2011	BOA	0	(249)	(249)
Buy		322,466	07/2011	CITI	3,198	0	3,198
Sell		726,794	07/2011	CITI	0	(17,454)	(17,454)
Buy		95,404	07/2011	DUB	737	0	737
Buy		3,672	07/2011	DUB	0	(3)	(3)
Sell		8,195	07/2011	HSBC	69	0	69
Buy		7,933	07/2011	JPM	190	0	190
Buy		41,613	07/2011	RBC	980	0	980
Sell		84,260	07/2011	RBC	0	(1,678)	(1,678)
Buy		27,467	07/2011	RBS	569	(21)	548
Sell		4,939	07/2011	RBS	0	(60)	(60)
Sell		301,397	08/2011	BNP	419	0	419
Sell		307,005	08/2011	CITI	0	(2,622)	(2,622)
Sell		170,686	08/2011	DUB	0	(916)	(916)
Buy	GBP	2,000	07/2011	MSC	0	(2)	(2)
Sell		59,722	09/2011	BCLY	1,875	0	1,875
Sell		66,773	09/2011	CITI	1,983	(42)	1,941
Buy		1,600	09/2011	RBS	0	(9)	(9)
Sell		58,831	09/2011	UBS	2,261	0	2,261
Buy	IDR	33,620,120	07/2011	CITI	270	0	270
Sell		108,213,690	07/2011	CITI	0	(306)	(306)
Buy		30,077,980	07/2011	HSBC	300	0	300
Buy		9,995,000	07/2011	JPM	76	0	76
Sell		34,028,280	07/2011	JPM	0	(2)	(2)
Buy		19,383,000	10/2011	DUB	145	0	145
Buy		40,919,580	10/2011	RBS	285	0	285
Buy		26,000,000	01/2012	CITI	86	0	86
Buy		48,317,600	01/2012	JPM	80	0	80
Sell	INR	893,803	08/2011	BCLY	0	(177)	(177)
Buy		456,957	08/2011	CITI	459	0	459
Buy		136,400	08/2011	DUB	126	0	126
Buy		373,120	08/2011	HSBC	308	0	308
Buy		116,923	08/2011	JPM	99	0	99
Sell		286,076	08/2011	JPM	0	(79)	(79)
Sell		235,075	08/2011	MSC	0	(35)	(35)
Buy		537,536	08/2011	RBS	425	0	425
Buy	JPY	193,249	07/2011	BCLY	0	(7)	(7)
Buy		666,918	07/2011	BNP	0	(39)	(39)
Buy		657,348	07/2011	BOA	135	0	135
Buy		800,526	07/2011	CITI	20	0	20
Sell		494,038	07/2011	CITI	0	(25)	(25)
Buy		3,547,873	07/2011	HSBC	1	(22)	(21)
Sell		4,445,006	07/2011	JPM	0	(2,152)	(2,152)
Buy		2,141,075	07/2011	RBC	105	0	105
Sell		766,593	07/2011	RBC	0	(56)	(56)
Buy		508,046	07/2011	RBS	0	(24)	(24)
Sell		800,000	09/2011	CITI	11	0	11
Buy		799,810	09/2011	HSBC	0	(50)	(50)
Buy	KRW	9,761,000	08/2011	BCLY	527	0	527
Buy		6,617,048	08/2011	CITI	158	0	158
Sell		32,981,697	08/2011	JPM	0	(373)	(373)
Buy		18,690,196	08/2011	MSC	506	0	506
Sell		12,540,520	08/2011	MSC	0	(203)	(203)
Buy		11,391,000	08/2011	RBS	448	0	448
Buy	MXN	37,496	07/2011	CITI	0	(33)	(33)
Sell		89,924	07/2011	CITI	0	(240)	(240)
Buy		334,350	07/2011	DUB	1,217	0	1,217
Buy		306,743	07/2011	HSBC	532	(152)	380
Sell		645,550	07/2011	HSBC	0	(879)	(879)
Buy		49,661	07/2011	MSC	0	(31)	(31)

Sell		94,349	07/2011	MSC	0	(218)	(218)
Buy		101,572	07/2011	UBS	344	(20)	324
Buy		165,557	11/2011	BCLY	0	(105)	(105)
Buy		41,234	11/2011	BNP	0	(22)	(22)
Buy		79,341	11/2011	CITI	0	(28)	(28)
Sell		53,944	11/2011	CITI	0	(15)	(15)
Sell		152,714	11/2011	DUB	95	0	95
Buy		548,146	11/2011	HSBC	410	(72)	338
Sell		427,226	11/2011	HSBC	207	(38)	169
Buy		38,477	11/2011	MSC	0	(37)	(37)
Sell		118,887	11/2011	MSC	27	0	27
Sell		93,771	11/2011	UBS	65	0	65
Buy	MYR	2,630	08/2011	BCLY	19	0	19
Buy		8,700	08/2011	CITI	61	0	61
Buy		3,665	08/2011	HSBC	24	0	24
Buy		2,558	08/2011	JPM	17	0	17
Buy	NOK	16,748	07/2011	BCLY	0	(11)	(11)
Sell		197,017	08/2011	BCLY	373	0	373
Buy		2,198	08/2011	BOA	12	0	12
Sell		80,628	08/2011	HSBC	33	0	33
Buy		207,469	08/2011	MSC	0	(767)	(767)
Buy		33,757	08/2011	RBC	175	0	175
Buy		19,800	08/2011	RBS	31	0	31
Buy	NZD	7,000	07/2011	BNP	0	(1)	(1)
Sell		105,657	07/2011	DUB	0	(2,553)	(2,553)
Sell	PHP	469,534	11/2011	BCLY	40	0	40
Sell		226,883	11/2011	JPM	25	0	25
Sell		141,462	11/2011	MSC	6	0	6
Buy		252,700	03/2012	CITI	0	(25)	(25)
Buy		821,394	03/2012	JPM	0	(59)	(59)
Sell	PLN	806	08/2011	HSBC	7	0	7
Buy	SGD	500	09/2011	BCLY	16	0	16
Buy		1,100	09/2011	CITI	36	0	36
Sell		1,063	09/2011	CITI	0	(5)	(5)
Buy		500	09/2011	DUB	15	0	15
Sell		885	09/2011	HSBC	0	(2)	(2)
Buy		1,481	09/2011	JPM	46	0	46
Buy		1,344	09/2011	RBS	38	0	38
Buy		509	12/2011	CITI	11	0	11
Buy	TWD	92,332	01/2012	BCLY	37	0	37
Sell		160,284	01/2012	BCLY	39	0	39
Buy		60,000	01/2012	GSC	28	0	28
Buy		70,000	01/2012	HSBC	33	0	33
Buy		70,000	01/2012	JPM	34	0	34

					$23,145	$(39,540)	$(16,395)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Bank Loan Obligations	$0	$6,670	$0	$6,670
Corporate Bonds & Notes	0	58,848	0	58,848
Mortgage-Backed Securities	0	16,129	0	16,129
Sovereign Issues	0	3,627	0	3,627
Brazil
Corporate Bonds & Notes	0	4,615	0	4,615
Canada
Asset-Backed Securities	0	1,057	0	1,057
Bank Loan Obligations	0	1,001	0	1,001
Corporate Bonds & Notes	0	34,861	0	34,861
Sovereign Issues	0	103,102	0	103,102
Cayman Islands
Asset-Backed Securities	0	16,564	7,924	24,488
Corporate Bonds & Notes	0	17,787	0	17,787
Chile
Corporate Bonds & Notes	0	7,104	0	7,104
Denmark
Corporate Bonds & Notes	0	2,792	0	2,792
France
Asset-Backed Securities	0	170	0	170
Corporate Bonds & Notes	0	208,061	0	208,061
Sovereign Issues	0	117,229	0	117,229
Germany
Asset-Backed Securities	0	41	0	41
Bank Loan Obligations	0	11,343	0	11,343
Corporate Bonds & Notes	0	51,270	0	51,270
Sovereign Issues	0	419,799	0	419,799
India
Corporate Bonds & Notes	0	1,790	0	1,790
Ireland
Asset-Backed Securities	0	5,183	3,403	8,586
Mortgage-Backed Securities	0	6,151	0	6,151
Italy
Corporate Bonds & Notes	0	17,044	0	17,044
Mortgage-Backed Securities	0	37	0	37
Sovereign Issues	0	32,231	0	32,231
Japan
Sovereign Issues	0	48,707	0	48,707
Jersey, Channel Islands
Asset-Backed Securities	0	1,349	0	1,349
Corporate Bonds & Notes	0	7,141	0	7,141
Luxembourg
Asset-Backed Securities	0	8,665	0	8,665
Bank Loan Obligations	0	1,808	0	1,808
Corporate Bonds & Notes	0	21,860	0	21,860
Mexico
Corporate Bonds & Notes	0	405	0	405
Netherlands
Asset-Backed Securities	0	2,750	0	2,750
Corporate Bonds & Notes	0	134,578	4,667	139,245
Mortgage-Backed Securities	0	2,178	0	2,178
Sovereign Issues	0	8,866	0	8,866
New Zealand
Sovereign Issues	0	84,837	0	84,837
Norway
Corporate Bonds & Notes	0	23,676	0	23,676
Russia
Corporate Bonds & Notes	0	11,472	0	11,472
South Korea
Sovereign Issues	0	6,395	0	6,395

Spain
Sovereign Issues	0	52,629	0	52,629
Switzerland
Corporate Bonds & Notes	0	4,162	0	4,162
United Kingdom
Corporate Bonds & Notes	0	233,742	19,718	253,460
Mortgage-Backed Securities	0	63,374	0	63,374
Sovereign Issues	0	204,494	0	204,494
United States
Asset-Backed Securities	0	55,694	0	55,694
Bank Loan Obligations	0	24,695	0	24,695
Corporate Bonds & Notes	0	364,887	0	364,887
Mortgage-Backed Securities	0	234,228	14,064	248,292
Municipal Bonds & Notes	0	59,051	0	59,051
Preferred Securities	456	0	4,850	5,306
U.S. Government Agencies	0	305,788	105,070	410,858
Short-Term Instruments
Certificates of Deposit	0	34,467	0	34,467
Commercial Paper	0	15,459	0	15,459
Repurchase Agreements	0	4,513	0	4,513
U.S. Treasury Bills	0	51,407	0	51,407
PIMCO Short-Term Floating NAV Portfolio	25,933	0	0	25,933
	$26,389	$3,217,783	$159,696	$3,403,868

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,226	0	7,226
Foreign Exchange Contracts	0	23,145	0	23,145
Interest Rate Contracts	1,335	7,229	0	8,564
	$1,335	$37,600	$0	$38,935

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,033)	0	(5,033)
Foreign Exchange Contracts	0	(42,131)	0	(42,131)
Interest Rate Contracts	0	(24,631)	(1,030)	(25,661)
	$0	$(71,795)	$(1,030)	$(72,825)

Totals	$27,724	$3,183,588	$158,666	$3,369,978

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$15,363	$0	$(375)	$25	$10	$66	$0	$(7,165)	$7,924	$5
India
Corporate Bonds & Notes	3,480	0	(1,674)	0	(26)	10	0	(1,790)	0	0
Ireland
Asset-Backed Securities	0	3,368	0	2	0	33	0	0	3,403	33
Luxembourg
Asset-Backed Securities	3,841	0	0	1	0	138	0	(3,980)	0	0
Netherlands
Corporate Bonds & Notes	5,504	0	(1,007)	19	45	106	0	0	4,667	150
Spain
Sovereign Issues	51,597	0	0	1	0	1,031	0	(52,629)	0	0
United Kingdom
Corporate Bonds & Notes	19,577	0	0	1	0	140	0	0	19,718	140
United States
Mortgage-Backed Securities	0	14,071	(63)	4	7	45	0	0	14,064	45
Preferred Securities	4,861	0	0	0	0	(11)	0	0	4,850	(11)
U.S. Government Agencies	106,951	0	(1,865)	0	0	(16)	0	0	105,070	(15)

	$ 211,174	$17,439	$(4,984)	$53	$36	$1,542	$0	$(65,564)	$159,696	$347

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,181)	$0	$0	$0	$0	$151	$0	$0	$(1,030)	$151

Totals	$209,993	$17,439	$(4,984)	$53	$36	$1,693	$0	$(65,564)	$158,666	$498

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Total Return Strategy Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
AGFS Funding Co.
5.500% due 05/10/2017		$14,600	$14,343

Total Bank Loan Obligations (Cost $14,528)			14,343

CORPORATE BONDS & NOTES 28.5%
BANKING & FINANCE 20.3%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		3,800	3,780
Ally Financial, Inc.
3.646% due 06/20/2014		2,500	2,446
4.500% due 02/11/2014		2,500	2,506
6.000% due 12/15/2011		12,700	12,890
6.000% due 05/23/2012		7,717	7,910
6.625% due 05/15/2012		2,500	2,559
6.875% due 09/15/2011		39,533	39,879
6.875% due 08/28/2012		6,000	6,225
7.500% due 09/15/2020		1,200	1,260
8.000% due 11/01/2031		4,000	4,283
American Express Co.
6.150% due 08/28/2017		2,100	2,395
7.000% due 03/19/2018		800	942
American General Capital II
8.500% due 07/01/2030		15,000	16,725
American General Institutional Capital
8.125% due 03/15/2046		12,450	13,477
American International Group, Inc.
0.386% due 10/18/2011		6,500	6,469
4.000% due 09/20/2011	EUR	900	1,310
4.950% due 03/20/2012		$500	510
5.850% due 01/16/2018		16,900	17,723
6.250% due 05/01/2036		9,500	9,718
6.400% due 12/15/2020		30,100	32,436
ANZ National International Ltd.
6.200% due 07/19/2013		900	981
ASIF Global Financing XIX
4.900% due 01/17/2013		28,800	30,096
Banco do Brasil S.A.
3.007% due 07/02/2014		4,700	4,689
Banco Santander Brasil S.A.
4.250% due 01/14/2016		5,000	5,038
4.500% due 04/06/2015		800	818
Banco Santander Chile
1.875% due 01/19/2016		3,500	3,360
Bank of America Corp.
1.693% due 01/30/2014		18,800	18,858
4.875% due 09/15/2012		2,350	2,450
6.500% due 08/01/2016		4,300	4,799
8.125% due 12/29/2049		500	523
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		4,400	4,453
Bank of Montreal
2.850% due 06/09/2015		2,500	2,592
Bank of Nova Scotia
1.650% due 10/29/2015		3,200	3,147
Barclays Bank PLC
5.000% due 09/22/2016		5,500	5,920
10.000% due 05/21/2021	GBP	1,209	2,321
10.179% due 06/12/2021		$3,000	3,779
14.000% due 11/29/2049	GBP	1,000	2,026
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,045
6.500% due 03/10/2021		4,100	4,202
7.250% due 04/22/2020		7,600	7,999
Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	285
7.250% due 02/01/2018		2,000	2,377
BNP Paribas S.A.
0.693% due 04/08/2013 (g)		10,500	10,429
BPCE S.A.
2.375% due 10/04/2013		1,300	1,322
5.250% due 07/29/2049	EUR	2,000	2,596
CIT Group, Inc.
7.000% due 05/01/2014		$1,785	1,809
Citigroup, Inc.
0.370% due 03/16/2012		10,423	10,406
1.688% due 06/28/2013	EUR	7,900	11,260
1.733% due 01/13/2014		$8,100	8,158
2.262% due 08/13/2013		4,300	4,383
4.750% due 02/10/2019	EUR	2,000	2,734
5.100% due 09/29/2011		$7,300	7,377
5.300% due 10/17/2012		5,657	5,938
5.500% due 04/11/2013		13,640	14,485
5.500% due 10/15/2014		5,700	6,201
6.125% due 11/21/2017		3,600	3,979
6.500% due 08/19/2013		1,500	1,632
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	8,800	12,804
11.000% due 06/29/2049		$14,300	18,300
Countrywide Financial Corp.
5.800% due 06/07/2012		6,215	6,484
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		8,200	8,210
Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,360
Credit Suisse AG
0.951% due 05/29/2049		4,100	3,341
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		3,800	3,802
Dexia Credit Local
0.652% due 03/05/2013		23,400	23,345
2.000% due 03/05/2013		50,920	51,244
Dexia Credit Local S.A.
0.896% due 09/23/2011		4,700	4,705
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		15,900	15,940
7.000% due 10/01/2013		8,600	9,210
7.250% due 10/25/2011		20,600	20,911
7.500% due 08/01/2012		15,900	16,653
9.875% due 08/10/2011		2,600	2,620
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	732
General Electric Capital Corp.
5.875% due 01/14/2038		$3,000	3,045
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		7,440	7,853
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		2,300	2,171
1.268% due 02/07/2014		25,000	24,811
1.695% due 02/04/2013	EUR	10,600	15,251
1.711% due 01/30/2017		12,500	16,971
1.784% due 05/23/2016		2,300	3,162
6.150% due 04/01/2018		$2,300	2,505
6.250% due 09/01/2017		3,800	4,196
6.375% due 05/02/2018	EUR	400	624
ICICI Bank Ltd.
5.500% due 03/25/2015		$5,000	5,255
5.750% due 11/16/2020		4,600	4,512
ING Bank NV
1.046% due 03/30/2012		9,900	9,941
1.652% due 06/09/2014		5,000	5,020
2.625% due 02/09/2012		12,400	12,564
International Lease Finance Corp.
0.633% due 07/13/2012		6,400	6,302
0.634% due 07/01/2011		4,500	4,500
1.795% due 08/15/2011	EUR	3,600	5,243
4.750% due 01/13/2012		$1,400	1,423
5.000% due 09/15/2012		5,386	5,480
5.400% due 02/15/2012		1,400	1,424
6.750% due 09/01/2016		2,600	2,782
Intesa Sanpaolo SpA
2.658% due 02/24/2014		7,400	7,388
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		12,500	12,919
JPMorgan Chase & Co.
0.996% due 09/30/2013		1,000	1,007
0.997% due 05/02/2014		47,300	47,354
1.776% due 09/26/2013	EUR	5,300	7,619
4.250% due 10/15/2020		$1,800	1,763
7.900% due 04/29/2049		2,200	2,371
JPMorgan Chase Capital XXI
1.223% due 01/15/2087		3,300	2,653
KeyBank N.A.
1.559% due 11/21/2011	EUR	800	1,155
LeasePlan Corp. NV
3.125% due 02/10/2012		100	146
Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017 (a)		$900	236
Lloyds TSB Bank PLC
4.875% due 01/21/2016		3,800	3,889
Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,139
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,471
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		4,600	4,593
1.699% due 08/09/2013	EUR	7,900	11,252
1.730% due 05/30/2014		1,900	2,675
6.875% due 04/25/2018		$8,700	9,634
MetLife of Connecticut Institutional Funding Ltd.
1.852% due 02/05/2016	EUR	300	411
Metropolitan Life Global Funding I
0.683% due 07/13/2011		$10,900	10,901
Morgan Stanley
0.758% due 10/15/2015		5,700	5,401
2.761% due 05/14/2013		8,100	8,321
4.100% due 01/26/2015		27,000	27,752
7.300% due 05/13/2019		100	114
MUFG Capital Finance Ltd.
6.299% due 01/29/2049	GBP	14,610	22,628
Nationwide Building Society
6.250% due 02/25/2020		$4,300	4,476
Nomura Holdings, Inc.
5.000% due 03/04/2015		45,000	47,468
Nordea Bank AB
4.875% due 01/27/2020		10,000	10,377
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,009
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,073
Pricoa Global Funding I
0.373% due 01/30/2012		900	897
0.446% due 09/27/2013		700	692
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	999

Qatari Diar Finance QSC
5.000% due 07/21/2020		8,800	9,064
Royal Bank of Scotland Group PLC
2.009% due 03/30/2015 (l)	CAD	5,700	5,199
4.875% due 08/25/2014		$200	208
6.625% due 09/17/2018	GBP	9,000	15,434
6.990% due 10/29/2049 (a)		$17,000	15,385
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		19,000	19,006
SLM Corp.
0.574% due 01/27/2014		9,200	8,730
4.802% due 01/31/2014		900	893
5.000% due 10/01/2013		545	567
5.342% due 12/15/2011	AUD	11,000	11,623
6.250% due 01/25/2016		$1,100	1,142
SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049		800	940
Springleaf Finance Corp.
0.540% due 08/17/2011		3,200	3,178
4.125% due 11/29/2013	EUR	10,000	13,577
5.200% due 12/15/2011		$6,600	6,628
6.900% due 12/15/2017		175	161
State Bank of India
4.500% due 07/27/2015		4,800	4,929
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,213	5,299
SunTrust Bank
1.604% due 12/20/2011	EUR	2,900	4,179
Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,000	1,033
UBS AG
1.273% due 01/28/2014		1,000	1,005
1.358% due 02/23/2012		2,000	2,013
5.750% due 04/25/2018		400	434
Wachovia Corp.
0.404% due 03/01/2012		15,200	15,222
0.408% due 10/15/2011		5,500	5,503
0.517% due 06/15/2017		1,000	938
5.750% due 02/01/2018		1,000	1,107
Wells Fargo & Co.
7.980% due 03/29/2049		23,700	25,715
Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	6,253
Westpac Banking Corp.
0.756% due 07/16/2014		1,000	1,005

			1,198,759

INDUSTRIALS 5.8%
Alcoa, Inc.
6.150% due 08/15/2020		4,500	4,773
Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,499
Amgen, Inc.
6.900% due 06/01/2038		2,600	3,086
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		25,300	25,410
4.125% due 01/15/2015		4,400	4,734
5.375% due 01/15/2020		4,400	4,852
BMW Finance NV
5.250% due 05/21/2012		2,800	2,913
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		6,900	6,874
7.250% due 07/29/2019		4,700	5,379
Codelco, Inc.
7.500% due 01/15/2019		300	362
Continental Airlines, Inc.
6.750% due 09/15/2015		19,700	19,897
CSN Islands XI Corp.
6.875% due 09/21/2019		1,100	1,206
CSN Resources S.A.
6.500% due 07/21/2020		2,900	3,096
CVS Pass-Through Trust
6.943% due 01/10/2030		555	627
CW Media Holdings, Inc.
13.500% due 08/15/2015 (b)		10,843	11,711
Daimler Finance North America LLC
5.750% due 09/08/2011		11,200	11,302
7.300% due 01/15/2012		3,700	3,829
Dell, Inc.
5.650% due 04/15/2018		1,600	1,776
Devon Financing Corp. ULC
6.875% due 09/30/2011		20,000	20,302
DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,305
Dow Chemical Co.
4.850% due 08/15/2012		3,100	3,238
6.000% due 10/01/2012		10,170	10,785
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,200	1,257
7.343% due 04/11/2013		100	110
8.146% due 04/11/2018		600	709
8.625% due 04/28/2034		3,300	4,133
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		5,000	5,602
Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,700	8,586
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,532
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,738
HCA, Inc.
7.875% due 02/15/2020		2,800	3,052
Kraft Foods, Inc.
2.625% due 05/08/2013		3,500	3,602
Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,260
6.750% due 01/29/2020		27,400	28,827
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,078
Northwest Airlines Pass-Through Trust
1.320% due 02/06/2013		6,211	5,968
Novatek Finance Ltd.
5.326% due 02/03/2016		1,600	1,656
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,700	12,402
Oracle Corp.
5.750% due 04/15/2018		2,700	3,093
Pearson Dollar Finance PLC
5.500% due 05/06/2013		1,700	1,820
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	353
Petrobras International Finance Co.
5.750% due 01/20/2020		$10,400	11,140
5.875% due 03/01/2018		2,300	2,485
7.875% due 03/15/2019		8,300	10,087
8.375% due 12/10/2018		2,400	2,968
Petroleos Mexicanos
5.500% due 01/21/2021		9,400	9,903
6.000% due 03/05/2020		3,700	4,079
8.000% due 05/03/2019		1,100	1,362
Philip Morris International, Inc.
6.375% due 05/16/2038		400	455
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,265
Southern Co.
5.300% due 01/15/2012		5,000	5,126
Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,553
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013		3,000	2,955
Time Warner, Inc.
6.100% due 07/15/2040		20,600	21,013
Total Capital S.A.
4.450% due 06/24/2020		1,400	1,463
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,840
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,322
6.875% due 11/10/2039		2,200	2,402
Volkswagen International Finance NV
0.757% due 10/01/2012		11,400	11,434
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		900	1,000

			342,586

UTILITIES 2.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,192
7.700% due 08/07/2013		2,500	2,777
8.700% due 08/07/2018		4,600	5,670
AT&T, Inc.
4.850% due 02/15/2014		8,500	9,236
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,800	6,598
Cleco Power LLC
6.000% due 12/01/2040		11,700	12,122
Commonwealth Edison Co.
6.150% due 03/15/2012		5,028	5,221
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		8,500	8,802
EDF S.A.
4.600% due 01/27/2020		1,100	1,144
5.500% due 01/26/2014		300	330
5.600% due 01/27/2040		15,000	15,119
6.500% due 01/26/2019		300	351
6.950% due 01/26/2039		300	352
El Paso Performance-Linked Trust
7.750% due 07/15/2011		7,700	7,714
NGPL PipeCo LLC
6.514% due 12/15/2012		9,000	9,466
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,414
5.300% due 05/01/2018		1,100	1,232
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	200
4.750% due 02/16/2021		500	490
Qwest Corp.
3.497% due 06/15/2013		11,700	12,021
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		700	766
Telecom Italia Capital S.A.
0.886% due 07/18/2011		10,985	10,984
TNK-BP Finance S.A.
6.625% due 03/20/2017		4,900	5,322
7.250% due 02/02/2020		2,500	2,775
7.500% due 07/18/2016		2,300	2,593
Vodafone Group PLC
5.000% due 12/16/2013		5,400	5,877

			137,768

Total Corporate Bonds & Notes (Cost $1,618,728)			1,679,113

CONVERTIBLE BONDS & NOTES 0.4%
BANKING & FINANCE 0.0%
Boston Properties LP
2.875% due 02/15/2037	2,000	2,015

INDUSTRIALS 0.4%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	3,084
Transocean, Inc.
1.500% due 12/15/2037	20,200	20,276

		23,360

Total Convertible Bonds & Notes (Cost $23,679)		25,375

MUNICIPAL BONDS & NOTES 2.7%
ALASKA 0.0%
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,677

CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,345
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,345
6.907% due 10/01/2050	1,600	1,725
6.918% due 04/01/2040	11,700	12,757
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	113
7.550% due 04/01/2039	100	115
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	4,037
7.950% due 03/01/2036	8,500	9,270
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	107
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,130
California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,035
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	202
7.021% due 08/01/2040	500	503
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,026
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	4,456
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,600	1,784
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,359
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,295
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,538
6.583% due 05/15/2049	14,100	14,842
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	600	610

		63,594

GEORGIA 0.2%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,000	9,438

ILLINOIS 0.9%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	20,100	22,071
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,180
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	107
6.899% due 12/01/2040	1,600	1,706
Illinois State General Obligation Bonds, (BABs), Series 2010
5.663% due 02/01/2022	30,000	29,724
Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	512

		55,300

NEW JERSEY 0.1%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	77
5.000% due 06/01/2041	1,900	1,300
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,700	3,142

		4,519

NEW YORK 0.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,097
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,699
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,617

		4,413

OHIO 0.2%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,356
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	7,800	5,698

		10,054

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	8,900	9,437

Total Municipal Bonds & Notes (Cost $151,859)		158,432

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
0.536% due 07/25/2037	10,131	10,165
0.566% due 07/25/2037	10,858	10,899
0.586% due 09/25/2035	9,393	9,387
0.596% due 09/25/2035	17,632	17,622
0.636% due 09/25/2035	5,256	5,257
0.648% due 07/25/2041	82,300	82,249
0.906% due 06/25/2037	20,835	21,038
0.916% due 06/25/2040	102,963	104,235
0.926% due 03/25/2040	17,492	17,723
1.872% due 07/01/2035	932	961
2.050% due 03/01/2034	816	855
2.447% due 12/01/2034	955	1,001
3.500% due 07/25/2031	19,743	16,683
4.000% due 09/01/2013 - 06/01/2025	1,370	1,428
4.500% due 01/01/2023 - 07/01/2041	54,418	54,021
5.000% due 02/01/2034 - 07/01/2041	79,205	84,252
5.500% due 09/01/2034 - 07/01/2041	34,460	37,305
5.500% due 11/01/2036 (h)	383	415
6.000% due 05/01/2036 - 07/01/2041	34,038	37,455
6.000% due 09/01/2036 - 11/01/2036 (h)	3,876	4,272
6.500% due 09/01/2036	1,556	1,771
Freddie Mac
0.797% due 07/15/2037	2,554	2,572
0.857% due 08/15/2037	2,546	2,567
0.887% due 08/15/2037	35,526	35,856
0.897% due 10/15/2037	9,096	9,181
0.907% due 05/15/2037 - 09/15/2037	38,717	39,089
4.000% due 12/15/2040 - 08/29/2041	58,941	51,548
4.500% due 07/01/2041	27,000	27,882
5.500% due 07/01/2041	9,000	9,720
6.500% due 05/01/2035	2,040	2,312
Small Business Administration
5.490% due 03/01/2028	364	396
6.020% due 08/01/2028	3,906	4,387

Total U.S. Government Agencies (Cost $699,512)		704,504

U.S. TREASURY OBLIGATIONS 7.0%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (h)	13,202	13,829
2.000% due 01/15/2026 (h)	4,985	5,451
2.375% due 01/15/2025 (f)(h)	19,206	22,086
2.375% due 01/15/2027 (h)	10,592	12,083
2.500% due 01/15/2029 (f)(h)	78,444	91,240
3.625% due 04/15/2028 (h)	5,422	7,145
3.875% due 04/15/2029 (h)	67,296	92,280
U.S. Treasury Notes
0.750% due 06/15/2014 (f)(h)	171,000	170,773

Total U.S. Treasury Obligations (Cost $411,222)		414,887

MORTGAGE-BACKED SECURITIES 4.9%
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	2,543	3,685
2.820% due 05/16/2047		8,100	11,752
Banc of America Commercial Mortgage, Inc.
5.802% due 06/10/2049		$7,100	7,645
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		1,268	1,177
BCAP LLC Trust
5.250% due 08/26/2037		13,900	13,783
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		5,709	5,697
5.201% due 12/11/2038		3,400	3,662
Chase Mortgage Finance Corp.
6.019% due 09/25/2036		5,829	5,545
Citigroup Mortgage Loan Trust, Inc.
5.340% due 08/25/2035		16,335	15,810
Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		11,900	12,926
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,481	4,631
European Loan Conduit
1.570% due 05/15/2019	EUR	626	834
Extended Stay America Trust
2.950% due 11/05/2027		$15,431	15,351
First Horizon Asset Securities, Inc.
2.761% due 05/25/2034		223	209
Granite Master Issuer PLC
0.286% due 12/20/2054		3,923	3,719
0.788% due 12/20/2054	GBP	4,067	6,192
Granite Mortgages PLC
1.015% due 09/20/2044		3,192	4,928
1.199% due 01/20/2044		626	967
1.634% due 09/20/2044	EUR	397	556
1.718% due 01/20/2044		396	552
GS Mortgage Securities Corp. II
1.317% due 03/06/2020		$21,200	20,818
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	4,000	5,824
Homebanc Mortgage Trust
0.456% due 10/25/2035		$13,159	9,536
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		5,690	3,571
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	2,460
5.447% due 06/12/2047		6,305	6,627
JPMorgan Mortgage Trust
5.359% due 07/25/2035		7,413	7,287
5.456% due 07/27/2037		2,037	1,713
5.655% due 04/25/2036		23,355	18,593
5.750% due 01/25/2036		251	234
Merrill Lynch Mortgage Investors, Inc.
5.266% due 09/25/2035		15,816	13,967
Merrill Lynch Mortgage Trust
5.818% due 05/12/2039		1,179	1,215
Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		600	657
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,087	985
RBSSP Resecuritization Trust
0.444% due 02/26/2037		8,490	6,951
Sequoia Mortgage Trust
5.401% due 09/20/2046		2,992	2,488
Structured Asset Securities Corp.
5.500% due 09/25/2035		3,400	3,120
Thornburg Mortgage Securities Trust
0.306% due 10/25/2046		927	921
1.772% due 03/25/2044		3,064	2,795
2.224% due 12/25/2044		3,913	3,742
Titan Europe PLC
1.099% due 10/23/2016	GBP	19,210	26,824
WaMu Mortgage Pass-Through Certificates
2.578% due 01/25/2035		$1,804	1,743
5.477% due 06/25/2037		2,871	2,392
Wells Fargo Mortgage-Backed Securities Trust
2.771% due 12/25/2034		422	421
2.808% due 06/25/2035		2,548	2,463
2.872% due 04/25/2036		25,374	21,659

Total Mortgage-Backed Securities (Cost $284,390)			288,627

ASSET-BACKED SECURITIES 5.2%
Access Group, Inc.
1.574% due 10/27/2025		2,608	2,637
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		5,402	5,352
Centurion CDO VII Ltd.
0.643% due 01/30/2016		15,342	14,758
Chase Issuance Trust
1.747% due 09/15/2015		5,400	5,566
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033		1,064	912
Citibank Omni Master Trust
2.287% due 05/16/2016		7,900	7,997
2.937% due 08/15/2018		28,800	30,302
Duane Street CLO
0.518% due 11/08/2017		55,311	53,345
GSC Partners CDO Fund Ltd.
0.734% due 12/16/2015		1,309	1,288
GSC Partners Gemini Fund Ltd.
0.940% due 10/10/2014		1,516	1,476
GSPA Monetization Trust
6.422% due 10/09/2029		7,070	6,973
Gulf Stream Compass CLO Ltd.
0.784% due 08/27/2015		4,050	3,992
Hillmark Funding
0.508% due 05/21/2021		5,000	4,661
HSBC Home Equity Loan Trust
0.336% due 03/20/2036		8,358	7,687
IXIS Real Estate Capital Trust
0.526% due 02/25/2036		2,416	2,100
Penta CLO S.A.
1.934% due 06/04/2024	EUR	1,452	1,926
Sagamore CLO Ltd.
0.818% due 10/15/2015		$3,567	3,498
SLC Student Loan Trust
4.750% due 06/15/2033		4,985	5,051
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	20,002	27,587
1.774% due 04/25/2023		$5,327	5,505
3.437% due 05/16/2044		5,678	5,981
3.500% due 08/17/2043		49,148	49,277
4.500% due 11/16/2043		3,513	3,388
6.187% due 07/15/2042		33,096	31,513
South Carolina Student Loan Corp.
1.004% due 03/02/2020		3,100	3,082
1.254% due 09/03/2024		1,400	1,388
Structured Asset Securities Corp.
0.296% due 01/25/2037		10,000	8,665
Wind River CLO Ltd.
0.576% due 12/19/2016		9,900	9,558

Total Asset-Backed Securities (Cost $305,499)			305,465

SOVEREIGN ISSUES 5.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,268
5.500% due 07/12/2020		$5,800	6,170
6.369% due 06/16/2018		7,000	7,875
Canada Government Bond
1.500% due 12/01/2012	CAD	5,000	5,190
1.750% due 03/01/2013		10,400	10,828
2.000% due 08/01/2013		10,000	10,454
2.000% due 12/01/2014		3,600	3,736
2.500% due 09/01/2013		10,500	11,087
3.000% due 12/01/2015		1,300	1,392
4.500% due 06/01/2015		1,700	1,921
Canada Housing Trust No. 1
2.450% due 12/15/2015		83,500	86,650
2.750% due 12/15/2015		1,800	1,891
3.350% due 12/15/2020		14,600	15,062
3.950% due 12/15/2011		1,500	1,575
4.000% due 06/15/2012		8,100	8,612
4.550% due 12/15/2012		13,900	15,041
4.800% due 06/15/2012		6,100	6,533
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	9,600	7,857
4.000% due 01/29/2021		$6,400	5,919
4.125% due 09/09/2015		5,900	6,170
5.125% due 06/29/2020		11,900	12,094
5.875% due 01/14/2015		3,000	3,304
8.125% due 01/21/2014		12,200	14,004
Indonesia Government International Bond
7.500% due 01/15/2016		6,600	7,769
Korea Development Bank
4.375% due 08/10/2015		8,000	8,401
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,200	1,245
Mexico Government International Bond
6.000% due 06/18/2015	MXN	241,000	20,620
6.050% due 01/11/2040		$800	855
Province of Ontario Canada
1.375% due 01/27/2014		7,200	7,245
4.200% due 03/08/2018	CAD	600	660
4.200% due 06/02/2020		2,700	2,904
4.300% due 03/08/2017		2,000	2,225
4.400% due 06/02/2019		4,300	4,731
4.600% due 06/02/2039		2,700	2,912
5.500% due 06/02/2018		1,200	1,414
Province of Quebec Canada
4.500% due 12/01/2016		200	224
Russia Government International Bond
3.625% due 04/29/2015		$800	826
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		2,000	2,006
Turkey Government International Bond
7.000% due 09/26/2016		17,100	19,708
7.500% due 07/14/2017		9,600	11,328

Total Sovereign Issues (Cost $327,685)			340,706

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049	27,590	29,245

Total Convertible Preferred Securities (Cost $26,247)		29,245

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank
10.000% due 12/31/2049	7,400	8,459

Total Preferred Securities (Cost $7,622)		8,459

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.4%
CERTIFICATES OF DEPOSIT 1.6%
Banco Bradesco S.A.
1.955% due 01/24/2013	$3,700	3,730
Banco Do Brasil S.A.
0.000% due 02/15/2012	25,200	25,370
Industrial & Commercial Bank of China Ltd.
0.750% due 08/18/2011	16,500	16,500
Intesa Sanpaolo SpA
2.375% due 12/21/2012	10,000	10,080
Itau Unibanco S.A.
0.000% due 09/12/2011	9,800	9,778
0.000% due 12/12/2011	9,100	9,046
0.000% due 02/06/2012	19,900	19,728

		94,232

COMMERCIAL PAPER 5.5%
Erste Abwicklungsanstalt
0.330% due 11/10/2011	8,800	8,792
Kells Funding LLC
0.200% due 08/19/2011	55,000	54,985
0.240% due 09/21/2011	22,000	21,990
0.250% due 08/16/2011	9,200	9,197
0.260% due 09/02/2011	15,000	14,995
0.260% due 10/05/2011	23,300	23,287
0.270% due 10/04/2011	58,000	57,968
0.300% due 10/03/2011	36,800	36,780
0.310% due 11/16/2011	11,800	11,788
Straight-A Funding LLC
0.160% due 09/12/2011	10,000	9,996
0.170% due 08/08/2011	53,000	52,991
Vodafone Group PLC
0.880% due 01/19/2012	19,100	19,051

		321,820

REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.010% due 07/01/2011	1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $1,018. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	6,249	6,249
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $6,375. Repurchase proceeds are $6,249.)

		7,249

SHORT-TERM NOTES 1.0%
Banco Santander Brasil S.A.
2.596% due 12/28/2011	14,500	14,381
Pacific Gas & Electric Co.
0.870% due 10/11/2011	44,800	44,802

		59,183

U.S. TREASURY BILLS 1.6%
0.041% due 08/11/2011 - 09/22/2011 (c)(f)(h)	96,045	96,042

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 28.6%
	168,505,487	1,688,256

Total Short-Term Instruments (Cost $2,265,964)		2,266,782

PURCHASED OPTIONS (j) 0.1%
(Cost $4,030)		5,631

Total Investments 105.8% (Cost $6,140,965)		$6,241,569
Written Options (k) (0.3%) (Premiums $25,487)		(16,836)
Other Assets and Liabilities (Net) (5.5%)		(323,862)

Net Assets 100.0%		$5,900,871

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $69,746 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $5,780 at a weighted average interest rate of -0.943%. On June 30, 2011, securities valued at $3,451 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $228,190 and cash of $2,347 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	2,221	$1,253
90-Day Eurodollar December Futures	Long	12/2012	1,201	(443)
90-Day Eurodollar December Futures	Long	12/2013	1,432	(459)
90-Day Eurodollar June Futures	Long	06/2012	7,844	7,128
90-Day Eurodollar June Futures	Long	06/2013	531	(351)
90-Day Eurodollar June Futures	Long	06/2014	1,296	(405)
90-Day Eurodollar March Futures	Long	03/2012	16,820	16,102
90-Day Eurodollar March Futures	Long	03/2013	1,785	(779)
90-Day Eurodollar March Futures	Long	03/2014	1,595	(549)
90-Day Eurodollar September Futures	Long	09/2011	641	95
90-Day Eurodollar September Futures	Long	09/2012	2,886	206
90-Day Eurodollar September Futures	Long	09/2013	1,662	(556)
E-mini S&P 500 Index September Futures	Short	09/2011	35,958	(81,075)
S&P 500 Index September Futures	Short	09/2011	2,818	(31,607)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	397	192
U.S. Treasury 10-Year Note September Futures	Short	09/2011	79	(105)

				$(91,353)

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.950%		$10,000	$(410)	$(353)	$(57)
American International Group, Inc.	CITI	1.000%	03/20/2016	1.950%		9,900	(406)	(354)	(52)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2016	1.043%		500	(1)	(6)	5
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		500	2	(7)	9
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%		5,000	(17)	(10)	(7)
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%		1,000	1	(16)	17
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%		8,700	(29)	(15)	(14)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%		7,300	20	(106)	126
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%		1,900	3	(24)	27
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%		3,400	9	(34)	43
Brazil Government International Bond	DUB	1.000%	03/20/2016	1.043%		40,900	(67)	(138)	71
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%		5,400	(18)	(13)	(5)
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%		500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		3,000	8	(81)	89
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		2,300	4	(23)	27
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		2,600	5	(27)	32
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.938%		800	2	(8)	10
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%		500	1	(5)	6
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%		700	8	9	(1)
China Government International Bond	BCLY	1.000%	06/20/2016	0.813%		46,200	428	601	(173)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%		300	3	4	(1)
China Government International Bond	BOA	1.000%	06/20/2015	0.685%		3,100	39	52	(13)
China Government International Bond	CITI	1.000%	06/20/2015	0.685%		700	9	12	(3)
China Government International Bond	RBS	1.000%	06/20/2015	0.685%		1,400	18	24	(6)
Credit Agricole S.A.	CSFB	3.000%	06/20/2016	2.717%	EUR	6,000	117	187	(70)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	2.717%		1,500	29	50	(21)
Credit Agricole S.A.	HSBC	3.000%	06/20/2016	2.717%		10,000	195	319	(124)
Credit Agricole S.A.	JPM	3.000%	06/20/2016	2.717%		20,000	391	665	(274)
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		$1,000	(22)	(37)	15
France Government Bond	BOA	0.250%	03/20/2016	0.739%		1,600	(36)	(65)	29
France Government Bond	CSFB	0.250%	03/20/2016	0.739%		41,100	(912)	(1,265)	353
France Government Bond	DUB	0.250%	03/20/2016	0.739%		500	(11)	(20)	9
France Government Bond	GSC	0.250%	12/20/2015	0.700%		700	(14)	(14)	0
France Government Bond	MSC	0.250%	03/20/2016	0.739%		500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.700%		1,300	(25)	(26)	1
France Government Bond	RBS	0.250%	03/20/2016	0.739%		500	(11)	(17)	6
France Government Bond	UBS	0.250%	03/20/2016	0.739%		2,000	(44)	(81)	37
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%		6,800	(58)	(135)	77
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.922%		10,500	1,372	374	998
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%		7,700	(117)	(129)	12
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.144%		600	(3)	(14)	11
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%		3,300	(219)	(224)	5
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%		3,100	(48)	(54)	6
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.820%		5,500	(364)	(381)	17
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%		3,100	(205)	(212)	7
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		600	4	8	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		1,200	10	11	(1)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%		300	(7)	(9)	2
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%		300	(7)	(9)	2
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%		400	(9)	(12)	3
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.422%		400	1	(1)	2
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.581%		1,600	(41)	(34)	(7)
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%		8,000	(97)	(525)	428
MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%		12,400	(151)	(735)	584
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%		1,600	7	(36)	43
Mexico Government International Bond	BCLY	1.000%	03/20/2016	1.012%		17,400	(5)	(84)	79
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%		300	1	(4)	5
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%		1,600	7	(37)	44

Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%		800	2	(12)	14
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.885%		900	4	(21)	25
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%		24,600	(7)	(119)	112
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%		1,900	5	(22)	27
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%		400	1	(6)	7
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		4,000	(115)	(149)	34
Republic of Italy Government Bond	CITI	1.000%	03/20/2016	1.661%		22,800	(656)	(812)	156
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		700	(20)	(27)	7
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%		1,500	(47)	(30)	(17)
Republic of Italy Government Bond	RBS	1.000%	03/20/2016	1.661%		26,500	(763)	(956)	193
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		800	(53)	(52)	(1)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		700	(47)	(47)	0
Spain Government International Bond	GSC	1.000%	06/20/2016	2.589%		1,000	(69)	(60)	(9)
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.449%	EUR	16,200	(186)	(243)	57
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%		$7,300	147	127	20
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		1,000	21	20	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		5,000	102	115	(13)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		1,800	37	8	29
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%		3,700	77	43	34
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		200	5	4	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%		8,300	169	36	133
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		2,400	49	42	7

							$(2,014)	$(5,249)	$3,235

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$63,500	$7,269	$7,853	$(584)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	700	80	91	(11)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	2,400	274	313	(39)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	200	23	25	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	8,400	961	1,030	(69)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	1,600	183	181	2
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	22,000	2,518	2,561	(43)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	10,300	1,268	1,360	(92)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,100	136	144	(8)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	22,200	2,733	2,873	(140)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015	8,500	1,046	1,130	(84)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	3,300	406	388	18
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	20,600	2,537	2,532	5
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	10,500	1,293	1,367	(74)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	3,300	406	458	(52)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	800	107	109	(2)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	25,500	453	702	(249)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	482	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,315	26	0	26
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	965	9	0	9
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	79,000	319	0	319

					$22,052	$23,117	$(1,065)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$2	$0	$2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,600	10	3	7
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		7,800	47	13	34
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		18,100	109	26	83
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,100	321	36	285
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		28,000	299	14	285
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,300	95	44	51
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		9,400	33	0	33
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,800	22	0	22
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		5,900	24	(1)	25
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,000	10	5	5
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		3,000	22	6	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		8,900	32	1	31
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		6,700	15	(5)	20
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		20,100	81	5	76
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,800	92	25	67
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		42,800	141	66	75
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		15,700	52	0	52
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		10,500	45	(15)	60
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		3,400	(2)	4	(6)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		3,800	(2)	4	(6)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		6,200	32	10	22
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,600	16	25	(9)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	17	6	11
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	180	88	92
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	1,276	(89)	1,365
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		36,700	366	85	281
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,200	33	11	22
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		98,300	752	148	604
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		24,500	292	0	292
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		25,700	316	0	316
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,000	(30)	(1)	(29)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		3,600	8	16	(8)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,900	14	0	14
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	40	(1)	41
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		3,000	23	8	15
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	8	3	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,500	19	10	9
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		4,400	64	35	29
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$16,900	(370)	(21)	(349)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		10,800	(236)	(29)	(207)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		1,800	(40)	5	(45)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		5,400	(119)	(23)	(96)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		5,400	(119)	(26)	(93)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		3,600	(79)	5	(84)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		6,800	(149)	(3)	(146)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		3,700	(124)	83	(207)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		1,700	(57)	75	(132)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		221,100	(7,384)	444	(7,828)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		237,700	(7,938)	1,206	(9,144)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		1,300	(44)	41	(85)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		108,600	(3,626)	55	(3,681)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		226,700	(7,571)	449	(8,020)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		700	(23)	13	(36)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		1,500	(50)	68	(118)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		8,200	(273)	122	(395)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		37,200	(1,242)	841	(2,083)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		133,500	(4,458)	1,410	(5,868)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		1,500	47	43	4
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		9,800	303	120	183
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		800	25	(3)	28
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		8,200	253	110	143
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	487,800	(152)	(980)	828
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		16,000	(5)	(123)	118
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	19,100	13	(1)	14
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		74,900	276	(5)	281
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		20,000	74	(1)	75
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		233,100	864	(2)	866

							$(27,323)	$4,458	$(31,781)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	9,417,819	1-Month USD-LIBOR plus a specified spread	$1,188,791	07/15/2011	BOA	$53,367
Pay (6)	S&P 500 Index	536,001	0.166%	1,150,497	07/15/2011	BOA	(50,978)
Pay	eRAFI 1000 Index	550,836	1-Month USD-LIBOR plus a specified spread	69,531	10/17/2011	BOA	(3,121)
Receive	eRAFI 1000 Index	3,711,932	1-Month USD-LIBOR plus a specified spread	468,549	10/17/2011	BOA	21,031
Receive	eRAFI 1000 Index	4,527,662	1-Month USD-LIBOR plus a specified spread	571,517	01/13/2012	BOA	25,648
Pay(6)	S&P 500 Index	264,285	0.216%	567,273	01/13/2012	BOA	(25,127)
Receive	eRAFI 1000 Index	248,000	1-Month USD-LIBOR plus a specified spread	33,248	02/29/2012	BOA	(544)
Receive	eRAFI 1000 Index	3,793,946	1-Month USD-LIBOR plus a specified spread	508,632	04/30/2012	BOA	(8,329)
Receive	eRAFI 1000 Index	2,667,280	1-Month USD-LIBOR plus a specified spread	357,586	02/29/2012	CITI	(5,819)
Receive	eRAFI 1000 Index	1,047,341	1-Month USD-LIBOR plus a specified spread	132,203	04/16/2012	CITI	5,937
Receive	eRAFI 1000 Index	376,726	1-Month USD-LIBOR plus a specified spread	50,505	05/31/2012	CITI	(824)
Receive	eRAFI 1000 Index	2,107,155	1-Month USD-LIBOR plus a specified spread	282,494	08/31/2011	CSFB	(4,619)
Receive	eRAFI 1000 Index	7,480,486	1-Month USD-LIBOR plus a specified spread	944,245	01/13/2012	CSFB	42,366
Pay(6)	S&P 500 Index	436,644	0.246%	937,234	01/13/2012	CSFB	(41,505)
Receive	eRAFI 1000 Index	4,264,799	1-Month USD-LIBOR plus a specified spread	571,756	02/29/2012	JPM	(9,349)
Receive	eRAFI 1000 Index	1,385,213	1-Month USD-LIBOR plus a specified spread	185,744	05/31/2012	JPM	(3,040)
Receive	eRAFI 1000 Index	5,640,465	1-Month USD-LIBOR plus a specified spread	741,932	06/29/2012	JPM	2,049

							$(2,857)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$1,000,000	$3,738	$5,243
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	74,000	292	388

							$4,030	$5,631

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	135	$41	$(30)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	135	43	(29)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	107	35	(45)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	107	49	(9)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	682	543	(516)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	841	527	(61)

				$1,238	$(690)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$62,300	$128	$(49)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	2,000,000	3,000	(1,167)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	71,700	409	(424)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	148,000	296	(86)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	80,900	305	(242)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	487	(305)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,000	48	(37)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	306	(271)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	27,500	170	(145)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	250,100	1,973	(1,317)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	14,700	131	(56)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	72,900	686	(279)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	38,900	428	(149)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	72,200	749	(359)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,500	245	(86)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	50,300	527	(192)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	55,100	540	(274)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	89,800	668	(344)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	34,200	846	(477)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	130,300	304	(249)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	130,300	597	(482)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,400	286	(159)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	37,100	186	(223)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	37,100	227	(79)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	62,800	559	(464)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	62,800	871	(803)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	101,100	561	(342)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	101,100	561	(324)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	91,700	637	(1)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	234,800	1,189	(1,413)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	234,800	1,189	(502)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,300	44	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	81,700	424	(492)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	81,700	515	(175)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	16,400	136	(121)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	16,400	227	(210)

							$20,455	$(12,298)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$2,000	$10	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	8,300	18	(19)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	8,300	34	(4)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	4,200	19	(5)

						$81	$(29)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$31,700	$167	$(205)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	29,500	150	(191)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	101,500	1,128	(1,645)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	80,800	879	(1,325)

					$2,324	$(3,366)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$(107)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	(220)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	(33)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(51)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	(42)

						$1,389	$(453)

(l)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.009%	03/30/2015	06/22/2011	$5,019	$5,199	0.09%

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10,842	07/2011	DUB	$0	$(295)	$(295)
Sell	BRL	158,332	08/2011	BCLY	0	(1,789)	(1,789)
Sell		816	08/2011	CITI	0	(20)	(20)
Sell		1,316	08/2011	HSBC	0	(38)	(38)
Sell		1,306	08/2011	MSC	0	(31)	(31)
Buy		164,709	08/2011	UBS	3,453	0	3,453
Sell		2,940	08/2011	UBS	0	(71)	(71)
Buy		157,015	09/2011	BCLY	1,717	0	1,717
Buy		1,675	09/2011	BOA	159	0	159
Buy		1,488	09/2011	MSC	141	0	141
Sell	CAD	9,001	09/2011	BNP	0	(168)	(168)
Sell		2,716	09/2011	CITI	0	(66)	(66)
Sell		20,346	09/2011	DUB	0	(403)	(403)
Sell		5,777	09/2011	HSBC	0	(58)	(58)
Sell		12,808	09/2011	RBC	0	(279)	(279)
Buy	CNY	180	11/2011	BCLY	0	0	0
Buy		1,080	11/2011	CITI	1	0	1
Buy		667	11/2011	JPM	0	0	0
Buy		8,354	02/2012	HSBC	1	0	1
Buy		7,685	06/2012	CITI	3	0	3
Buy		8,317	06/2012	HSBC	2	0	2
Buy		7,038	06/2012	JPM	2	0	2
Buy		7,052	06/2012	RBS	4	0	4
Buy		58,711	02/2013	CITI	0	(17)	(17)
Buy		80,000	02/2013	JPM	39	0	39
Buy		90,078	02/2013	RBS	59	0	59
Sell	EUR	4,300	07/2011	BCLY	0	(151)	(151)
Sell		7,053	07/2011	BNP	1	(138)	(137)
Buy		5,452	07/2011	CITI	146	0	146
Sell		37,653	07/2011	CITI	0	(166)	(166)
Sell		46,385	07/2011	CSFB	0	(374)	(374)
Sell		11,700	07/2011	DUB	121	0	121

Sell		865	07/2011	HSBC	28	0	28
Sell		37,299	07/2011	JPM	0	(341)	(341)
Buy		1,003	07/2011	RBC	2	0	2
Sell		30,666	07/2011	RBS	0	(247)	(247)
Sell		2,400	07/2011	UBS	17	0	17
Sell	GBP	17,557	09/2011	BCLY	551	0	551
Sell		1,016	09/2011	BNP	0	(9)	(9)
Sell		18,956	09/2011	CITI	583	(8)	575
Sell		17,295	09/2011	UBS	665	0	665
Buy	IDR	10,659,956	07/2011	BCLY	97	0	97
Buy		4,536,000	07/2011	BNP	49	0	49
Buy		34,633,100	07/2011	CITI	281	0	281
Buy		28,446,050	07/2011	HSBC	291	0	291
Sell		104,704,806	07/2011	HSBC	0	(97)	(97)
Buy		22,366,200	07/2011	JPM	115	0	115
Buy		4,063,500	07/2011	RBS	44	0	44
Buy		24,784,000	10/2011	DUB	185	0	185
Buy		52,323,250	10/2011	RBS	365	0	365
Buy		18,000,000	01/2012	CITI	60	0	60
Buy		33,630,840	01/2012	JPM	56	0	56
Buy		104,704,806	07/2012	HSBC	115	0	115
Buy	INR	393,000	08/2011	CITI	86	0	86
Buy		138,183	08/2011	HSBC	111	0	111
Buy		219,828	08/2011	MSC	222	0	222
Buy		44,818	08/2011	RBS	35	0	35
Buy		195,953	11/2011	BCLY	51	0	51
Sell	JPY	642,184	07/2011	BCLY	0	(301)	(301)
Buy		212,521	07/2011	CITI	109	0	109
Buy		430,277	07/2011	JPM	208	0	208
Buy	KRW	4,546,520	08/2011	CITI	108	0	108
Buy		766,564	08/2011	GSC	37	0	37
Buy		28,000,000	08/2011	JPM	742	0	742
Buy		550,140	08/2011	MSC	25	0	25
Buy		690,000	08/2011	RBS	27	0	27
Buy		10,048,109	11/2011	CITI	162	0	162
Buy		14,000,000	11/2011	JPM	222	0	222
Buy	MXN	14,354	07/2011	CITI	45	0	45
Sell		593,882	07/2011	CITI	0	(17)	(17)
Buy		470,753	07/2011	DUB	1,825	0	1,825
Buy		85,508	07/2011	HSBC	302	0	302
Buy		12,251	07/2011	MSC	46	0	46
Buy		11,016	07/2011	UBS	41	0	41
Buy		593,882	11/2011	CITI	35	0	35
Buy		27,455	11/2011	HSBC	16	0	16
Buy		70,441	11/2011	MSC	41	0	41
Buy		27,453	11/2011	UBS	16	0	16
Buy	MYR	4,400	08/2011	BCLY	35	0	35
Buy		8,420	08/2011	CITI	63	0	63
Buy		2,407	08/2011	HSBC	16	0	16
Buy		1,400	08/2011	JPM	10	0	10
Buy	PHP	63,484	11/2011	BCLY	29	0	29
Buy		174,037	11/2011	CITI	47	(4)	43
Buy		22,025	11/2011	DUB	6	0	6
Buy		26,352	11/2011	GSC	6	0	6
Buy		70,422	11/2011	JPM	22	(3)	19
Buy		176,600	03/2012	CITI	0	(17)	(17)
Buy		33,000	03/2012	HSBC	0	(1)	(1)
Buy		616,938	03/2012	JPM	3	(41)	(38)
Buy		36,441	03/2012	MSC	0	0	0
Buy	RUB	46,352	07/2011	BCLY	37	0	37
Sell		46,352	07/2011	BCLY	3	0	3
Buy		46,352	07/2011	CITI	0	(3)	(3)
Sell		46,352	07/2011	CITI	26	0	26
Buy	SGD	1,500	09/2011	BCLY	48	0	48
Buy		2,800	09/2011	CITI	91	0	91
Buy		11,100	09/2011	DUB	98	0	98
Buy		6,417	09/2011	GSC	11	0	11

Buy		7,772	09/2011	JPM	150	0	150
Buy		8,200	09/2011	RBS	148	0	148
Buy		3,000	09/2011	UBS	0	0	0
Buy	TRY	23,898	07/2011	HSBC	0	(428)	(428)
Sell		26,836	07/2011	HSBC	0	(211)	(211)
Buy		2,938	07/2011	JPM	0	(98)	(98)
Buy		26,836	10/2011	HSBC	211	0	211
Buy	TWD	35,226	01/2012	BCLY	14	0	14
Buy	ZAR	1,392	07/2011	CITI	5	0	5
Buy		4,180	07/2011	HSBC	16	0	16
Sell		116,774	07/2011	HSBC	0	(391)	(391)
Buy		106,320	07/2011	JPM	130	0	130
Buy		4,880	07/2011	MSC	5	0	5
Buy		6,081	09/2011	BCLY	90	0	90
Buy		3,039	09/2011	MSC	45	0	45
Buy		3,040	09/2011	UBS	45	0	45
Buy		116,774	10/2011	HSBC	386	0	386

					$15,661	$(6,281)	$9,380

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$14,343	$0	$14,343
Corporate Bonds & Notes
Banking & Finance	0	1,194,070	4,689	1,198,759
Industrials	0	336,618	5,968	342,586
Utilities	0	137,768	0	137,768
Convertible Bonds & Notes
Banking & Finance	0	2,015	0	2,015
Industrials	0	23,360	0	23,360
Municipal Bonds & Notes
Alaska	0	1,677	0	1,677
California	0	63,594	0	63,594
Georgia	0	9,438	0	9,438
Illinois	0	55,300	0	55,300
New Jersey	0	4,519	0	4,519
New York	0	4,413	0	4,413
Ohio	0	10,054	0	10,054
Texas	0	9,437	0	9,437
U.S. Government Agencies	0	661,046	43,458	704,504
U.S. Treasury Obligations	0	414,887	0	414,887
Mortgage-Backed Securities	0	267,893	20,734	288,627
Asset-Backed Securities	0	276,309	29,156	305,465
Sovereign Issues	0	332,849	7,857	340,706
Convertible Preferred Securities
Banking & Finance	29,245	0	0	29,245
Preferred Securities
Banking & Finance	0	8,459	0	8,459
Short-Term Instruments
Certificates of Deposit	0	94,232	0	94,232
Commercial Paper	0	321,820	0	321,820
Repurchase Agreements	0	7,249	0	7,249
Short-Term Notes	0	59,183	0	59,183
U.S. Treasury Bills	0	96,042	0	96,042
PIMCO Short-Term Floating NAV Portfolio	1,688,256	0	0	1,688,256
Purchased Options
Interest Rate Contracts	0	5,631	0	5,631
	$1,717,501	$4,412,206	$111,862	$6,241,569

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,492	0	4,492
Equity Contracts	0	150,398	0	150,398
Foreign Exchange Contracts	0	15,661	0	15,661
Interest Rate Contracts	24,976	6,894	0	31,870
	$24,976	$177,445	$0	$202,421

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,351)	0	(2,351)
Equity Contracts	(112,682)	(153,255)	0	(265,937)
Foreign Exchange Contracts	0	(6,281)	0	(6,281)
Interest Rate Contracts	(3,647)	(51,663)	(3,819)	(59,129)
	$(116,329)	$(213,550)	$(3,819)	$(333,698)

Totals	$1,626,148	$4,376,101	$108,043	$6,110,292

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	(Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,744	$0	$0	$(6)	$0	$(49)	$0	$0	$4,689	$(49)
Industrials	7,085	0	(1,122)	34	6	(35)	0	0	5,968	(67)
U.S. Government Agencies	0	44,186	0	0	0	(728)	0	0	43,458	(728)
Mortgage-Backed Securities	0	20,713	0	4	0	17	0	0	20,734	17
Asset-Backed Securities	101,257	1,218	(1,637)	141	32	464	0	(72,319)	29,156	264
Sovereign Issues	7,467	0	0	0	0	0	390	0	7,857	0

	$120,553	$66,117	$(2,759)	$173	$38	$(331)	$390	$(72,319)	$111,862	$(563)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,655)	$0	$0	$0	$0	$836	$0	$0	$(3,819)	$836

Totals	$115,898	$66,117	$(2,759)	$173	$38	$505	$390	$(72,319)	$108,043	$273

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® Fund (The fund was liquidated on July 29, 2011.)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 3.6%
BANKING & FINANCE 3.6%
Bank of America Corp.
1.693% due 01/30/2014		$100	$100
CIT Group, Inc.
7.000% due 05/01/2014		47	48
Credit Agricole S.A.
1.724% due 01/21/2014		200	203
ING Bank NV
0.913% due 01/13/2012		1,700	1,703
MetLife Institutional Funding II
1.201% due 04/04/2014		300	301

Total Corporate Bonds & Notes (Cost $2,344)			2,355

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.246% due 12/25/2036		179	177
1.495% due 07/01/2044		55	55
Freddie Mac
0.226% due 12/25/2036		1	1
1.495% due 02/25/2045		65	64

Total U.S. Government Agencies (Cost $302)			297

MORTGAGE-BACKED SECURITIES 21.2%
Banc of America Funding Corp.
5.775% due 01/20/2047		749	500
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		98	91
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		804	516
5.027% due 12/26/2046		441	294
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		35	32
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		1,320	1,283
First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		529	445
GMAC Mortgage Corp. Loan Trust
3.061% due 11/19/2035		33	30
Granite Master Issuer PLC
0.286% due 12/20/2054		98	93
0.446% due 12/20/2054		292	276
0.788% due 12/20/2054	GBP	3	5
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$90	84
0.266% due 01/25/2047 (a)		109	103
0.456% due 11/25/2045		17	10
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		385	327
Harborview Mortgage Loan Trust
0.406% due 05/19/2035		41	27
Lehman Mortgage Trust
0.506% due 08/25/2036		693	603
Mellon Residential Funding Corp.
0.627% due 12/15/2030		182	168
Merrill Lynch Floating Trust
0.257% due 06/15/2022		311	306
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		454	334
MLCC Mortgage Investors, Inc.
1.955% due 01/25/2029		156	151
Morgan Stanley Capital I
0.247% due 10/15/2020		154	150
Structured Adjustable Rate Mortgage Loan Trust
2.609% due 01/25/2035		851	691
2.638% due 08/25/2035		361	282
2.696% due 09/25/2035		586	487
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		205	144
0.466% due 02/25/2036		52	32
Structured Asset Securities Corp.
2.756% due 10/25/2035		621	502
Thornburg Mortgage Securities Trust
0.306% due 10/25/2046		107	106
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		1,376	1,328
WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		25	21
0.476% due 10/25/2045		26	22
0.506% due 01/25/2045		639	520
1.008% due 01/25/2047		296	185
1.278% due 02/25/2046		1,868	1,411
1.478% due 11/25/2042		41	36
1.491% due 05/25/2041		6	6
2.609% due 02/27/2034		362	362
2.859% due 10/25/2046		345	253
2.859% due 12/25/2046		2,028	1,452

Total Mortgage-Backed Securities (Cost $16,054)			13,668

ASSET-BACKED SECURITIES 3.4%
Aames Mortgage Investment Trust
1.761% due 01/25/2035		414	412
AMMC CDO
0.482% due 08/08/2017		496	479
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		135	134
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021		900	860
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		4	1
Sagamore CLO Ltd.
0.818% due 10/15/2015		312	306

Total Asset-Backed Securities (Cost $2,205)			2,192

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
INDUSTRIALS 0.1%
Motors Liquidation Co.
5.250% due 03/06/2032		96,000	63

Total Convertible Preferred Securities (Cost $0)			63

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 69.0%
CERTIFICATES OF DEPOSIT 10.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$300	302
Banco Do Brasil S.A.
0.000% due 02/15/2012		800	805
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		100	100
0.750% due 08/18/2011		500	500
Itau Unibanco S.A.
0.000% due 07/11/2011		300	300
0.000% due 02/06/2012		1,500	1,487
Royal Bank of Scotland Group PLC
1.653% due 10/15/2012		3,000	3,040

			6,534

COMMERCIAL PAPER 1.1%
Vodafone Group PLC
0.880% due 01/19/2012		700	698

REPURCHASE AGREEMENTS 20.3%
Barclays Capital, Inc.
0.010% due 07/01/2011		2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $2,545. Repurchase proceeds are $2,500.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		8,800	8,800
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $8,982. Repurchase proceeds are $8,800.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		1,774	1,774
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,810. Repurchase proceeds are $1,774.)

			13,074

JAPAN TREASURY BILLS 26.2%
0.104% due 07/11/2011 - 09/12/2011 (b)	JPY	1,360,000	16,892

U.S. TREASURY BILLS 2.2%
0.046% due 07/14/2011 - 09/15/2011 (b)(d)		$1,430	1,430

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 9.0%
		580,572	5,817

Total Short-Term Instruments (Cost $43,999)			44,445

Total Investments 97.8% (Cost $64,904)			$63,020
Other Assets and Liabilities (Net) 2.2%			1,396

Net Assets 100.0%			$64,416

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $830 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Swap agreements outstanding on June 30, 2011:

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	eRAFI 1000 Index	43,987	1-Month USD-LIBOR plus a specified spread	$5,552	07/15/2011	BOA	$(249)
Receive	eRAFI 1000 Index	166,308	1-Month USD-LIBOR plus a specified spread	20,993	07/15/2011	BOA	942
Pay	eRAFI 1000 Index	613,580	1-Month USD-LIBOR plus a specified spread	77,451	10/17/2011	BOA	(3,484)
Receive	eRAFI 1000 Index	613,580	1-Month USD-LIBOR plus a specified spread	77,451	10/17/2011	BOA	3,476
Receive	eRAFI 1000 Index	47,200	1-Month USD-LIBOR plus a specified spread	6,328	02/29/2012	BOA	(104)
Receive	eRAFI 1000 Index	13,279	1-Month USD-LIBOR plus a specified spread	1,780	04/30/2012	BOA	(29)
Receive	eRAFI 1000 Index	194,750	1-Month USD-LIBOR plus a specified spread	24,583	04/16/2012	CITI	1,104
Receive	eRAFI 1000 Index	114,050	1-Month USD-LIBOR plus a specified spread	15,290	08/31/2011	CSFB	(250)

							$1,406

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	4,847	08/2011	BCLY	$0	$(57)	$(57)
Buy		5,010	08/2011	UBS	90	0	90
Sell		163	08/2011	UBS	0	(4)	(4)
Buy		4,683	09/2011	BCLY	51	0	51
Buy		93	09/2011	MSC	9	0	9
Buy	CAD	1,250	07/2011	BNP	23	0	23
Sell		295	07/2011	RBC	0	(7)	(7)
Sell		98	07/2011	RBS	0	(1)	(1)
Sell		97	09/2011	CITI	0	(2)	(2)
Buy		1,814	09/2011	DUB	36	0	36
Buy		741	09/2011	RBC	15	0	15
Buy	CNY	2,433	11/2011	JPM	0	(1)	(1)
Buy		3,862	02/2012	BCLY	0	(2)	(2)
Buy	EUR	1,153	07/2011	BNP	0	(2)	(2)
Buy		3,404	07/2011	CITI	42	0	42
Sell		178	07/2011	CITI	0	(4)	(4)
Sell		2,232	07/2011	CSFB	0	(16)	(16)
Sell		77	07/2011	DUB	1	0	1
Sell		92	07/2011	HSBC	0	(1)	(1)
Sell		1,942	07/2011	JPM	0	(15)	(15)
Buy		673	07/2011	RBC	16	0	16
Sell		1,510	07/2011	RBS	0	(14)	(14)
Sell		100	07/2011	UBS	1	0	1
Buy	GBP	277	07/2011	BNP	0	(1)	(1)
Sell		252	09/2011	UBS	10	0	10
Buy	IDR	302,967	07/2011	BCLY	2	0	2
Buy		310,500	07/2011	CITI	3	0	3
Buy		394,700	07/2011	HSBC	3	0	3
Buy		3,803,425	07/2011	JPM	19	0	19
Buy		2,675,800	01/2012	BOA	10	0	10
Buy	INR	18,368	08/2011	HSBC	3	0	3
Buy		13,764	08/2011	MSC	15	0	15
Sell	JPY	20,549	07/2011	BCLY	0	(10)	(10)
Sell		100,727	07/2011	BNP	7	0	7
Sell		372,990	07/2011	BOA	0	(182)	(182)
Buy		260,344	07/2011	CITI	9	0	9
Sell		19,000	07/2011	CITI	0	(6)	(6)
Sell		40,000	07/2011	CSFB	0	(14)	(14)
Sell		20,000	07/2011	DUB	0	(6)	(6)
Sell		172,484	07/2011	JPM	0	(85)	(85)
Buy		209,980	07/2011	RBC	0	(18)	(18)
Sell		206,291	07/2011	RBS	0	(103)	(103)
Sell		260,000	08/2011	JPM	0	(31)	(31)
Sell		540,000	08/2011	RBS	0	(70)	(70)
Sell		20,000	09/2011	CITI	1	(1)	0
Sell		60,000	09/2011	DUB	0	(2)	(2)
Buy	KRW	56,350	08/2011	CITI	3	0	3
Buy		56,365	08/2011	GSC	3	0	3
Buy		1,722,257	08/2011	JPM	41	0	41
Buy	MXN	26,510	07/2011	HSBC	118	0	118
Sell		26,510	07/2011	MSC	13	0	13
Buy		1,194	11/2011	HSBC	1	0	1
Buy		28,899	11/2011	MSC	2	(10)	(8)
Buy	MYR	397	08/2011	BCLY	4	0	4
Buy		70	08/2011	CITI	0	0	0
Buy	PHP	2,176	11/2011	CITI	0	0	0
Buy		2,202	11/2011	DUB	0	0	0
Buy		4,392	11/2011	GSC	1	0	1
Buy		4,410	11/2011	JPM	1	0	1
Buy		17,672	03/2012	CITI	0	0	0
Buy	SGD	1,167	09/2011	RBS	17	0	17
Buy	TRY	760	07/2011	HSBC	0	(17)	(17)
Buy		154	07/2011	JPM	0	(5)	(5)
Buy	TWD	3,496	01/2012	BCLY	1	0	1
Buy	ZAR	697	07/2011	HSBC	3	0	3
Buy		2,159	07/2011	JPM	3	0	3
Buy		697	07/2011	MSC	1	0	1

					$578	$(687)	$(109)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	0	2,355	0	2,355
U.S. Government Agencies	0	297	0	297
Mortgage-Backed Securities	0	13,668	0	13,668
Asset-Backed Securities	0	2,192	0	2,192
Convertible Preferred Securities
Industrials	0	63	0	63
Short-Term Instruments
Certificates of Deposit	0	6,534	0	6,534
Commercial Paper	0	698	0	698
Repurchase Agreements	0	13,074	0	13,074
Japan Treasury Bills	0	16,892	0	16,892
U.S. Treasury Bills	0	1,430	0	1,430
PIMCO Short-Term Floating NAV Portfolio	5,817	0	0	5,817
	$5,817	$57,203	$0	$63,020

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	5,522	0	5,522
Foreign Exchange Contracts	0	578	0	578
	$0	$6,100	$0	$6,100

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	0	(4,116)	0	(4,116)
Foreign Exchange Contracts	0	(687)	0	(687)

	$0	$(4,803)	$0	$(4,803)

Totals	$5,817	$58,500	$0	$64,317

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Convertible Preferred Stocks
Banking & Finance	$0	$0	$0	$0	$(1,400)	$1,400	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	1,207	0	(1,236)	0	398	(369)	0	0	0	0
U.S. Government Agencies	559	0	(559)	0	1	(1)	0	0	0	0
Asset-Backed Securities	1,077	0	(311)	2	1	16	0	(785)	0	0
Sovereign Issues	233	0	(233)	0	0	0	0	0	0	0

	$3,076	$0	$(2,339)	$2	$(1,000)	$1,046	$0	$(785)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(34)	$27	$0	$0	$0	$7	$0	$0	$0	$0

Totals	$3,042	$27	$(2,339)	$2	$(1,000)	$1,053	$0	$(785)	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® TR Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
AGFS Funding Co.
5.500% due 05/10/2017		$2,100	$2,063
Ford Motor Co.
2.940% due 12/15/2013		846	846

Total Bank Loan Obligations (Cost $2,936)			2,909

CORPORATE BONDS & NOTES 28.0%
BANKING & FINANCE 21.0%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		200	199
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	755
Ally Financial, Inc.
3.466% due 02/11/2014		2,100	2,065
3.646% due 06/20/2014		200	196
4.500% due 02/11/2014		300	301
6.625% due 05/15/2012		2,400	2,457
6.875% due 08/28/2012		600	622
7.500% due 09/15/2020		200	210
American Express Credit Corp.
5.875% due 05/02/2013		700	754
7.300% due 08/20/2013		1,300	1,447
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		300	305
American International Group, Inc.
5.050% due 10/01/2015		100	104
5.850% due 01/16/2018		4,000	4,195
6.400% due 12/15/2020		1,900	2,047
ASB Finance Ltd.
1.470% due 02/13/2012	EUR	300	435
ASIF Global Financing XIX
4.900% due 01/17/2013		$1,900	1,986
ASIF I
3.000% due 02/17/2017	EUR	3,500	4,184
Banco Santander Brasil S.A.
2.346% due 03/18/2014		$400	402
4.250% due 01/14/2016		300	302
Banco Santander Chile
1.875% due 01/19/2016		1,000	960
Bank of America Corp.
0.591% due 08/15/2016		400	372
1.693% due 01/30/2014		300	301
6.500% due 08/01/2016		1,800	2,009
Bank of Montreal
2.850% due 06/09/2015		100	104
Bank of Nova Scotia
1.650% due 10/29/2015		200	197
Banque PSA Finance
2.146% due 04/04/2014		200	200
Barclays Bank PLC
0.420% due 03/23/2017		200	195
6.050% due 12/04/2017		1,000	1,060
14.000% due 11/29/2049	GBP	1,000	2,026
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	204
6.500% due 03/10/2021		200	205
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	594
BNP Paribas S.A.
5.000% due 01/15/2021		500	503
BPCE S.A.
2.018% due 02/07/2014		1,000	1,008
2.375% due 10/04/2013		100	102
BRFkredit A/S
0.528% due 04/15/2013		800	801
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2014		42	42
7.000% due 05/01/2015		559	561
7.000% due 05/01/2016		265	264
7.000% due 05/01/2017		371	371
Citigroup, Inc.
0.522% due 06/09/2016		400	368
1.111% due 02/15/2013		100	100
1.733% due 01/13/2014		600	604
2.262% due 08/13/2013		1,100	1,121
4.750% due 05/19/2015		1,200	1,270
4.750% due 02/10/2019	EUR	1,000	1,367
Commonwealth Bank of Australia
0.705% due 07/12/2013		$2,800	2,800
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		100	100
Credit Agricole S.A.
1.724% due 01/21/2014		300	304
7.589% due 01/29/2049	GBP	100	148
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		$300	300
Deutsche Bank AG
2.210% due 09/22/2015	EUR	2,700	3,695
Dexia Credit Local
2.000% due 03/05/2013		$2,200	2,214
DnB NOR Bank ASA
0.484% due 09/01/2016		200	199
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		200	201
7.250% due 10/25/2011		1,000	1,015
7.500% due 08/01/2012		100	105
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	146
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	4,635
Goldman Sachs Group, Inc.
0.674% due 07/22/2015		$100	95
0.696% due 03/22/2016		200	189
HBOS PLC
0.452% due 09/06/2017		2,500	2,219
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,961
ING Bank NV
1.652% due 06/09/2014		600	602
2.500% due 01/14/2016		100	98
2.625% due 02/09/2012		900	912
International Lease Finance Corp.
1.795% due 08/15/2011	EUR	200	291
6.750% due 09/01/2016		$200	214
Intesa Sanpaolo SpA
2.658% due 02/24/2014		800	799
JPMorgan Chase & Co.
1.776% due 09/26/2013	EUR	1,500	2,156
6.000% due 01/15/2018		$900	1,002
7.900% due 04/29/2049		600	647
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,891
LBG Capital No.1 PLC
8.000% due 12/29/2049		300	272
8.500% due 12/29/2049		100	95
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	585
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		$400	107
Lloyds TSB Bank PLC
2.624% due 01/24/2014		1,500	1,522
4.875% due 01/21/2016		200	205
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,000	1,013
Merrill Lynch & Co., Inc.
2.019% due 09/14/2018	EUR	800	992
6.875% due 04/25/2018		$2,200	2,436
MetLife Institutional Funding II
1.201% due 04/04/2014		700	702
Morgan Stanley
0.758% due 10/15/2015		300	284
1.760% due 03/01/2013	EUR	100	143
2.761% due 05/14/2013		$1,300	1,335
7.300% due 05/13/2019		200	227
National Australia Bank Ltd.
1.010% due 04/11/2014		600	600
5.350% due 06/12/2013		800	858
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,800	2,954
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,110
RCI Banque S.A.
2.155% due 04/11/2014		400	401
Resona Bank Ltd.
5.850% due 09/29/2049		200	200
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		600	611
Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	1,100	1,876
Santander UK PLC
1.530% due 10/10/2017	EUR	1,300	1,759
SLM Corp.
0.504% due 10/25/2011		$800	796
1.801% due 06/17/2013	EUR	1,400	1,964
8.000% due 03/25/2020		$1,600	1,720
Societe Generale S.A.
5.922% due 04/29/2049		600	519
Springleaf Finance Corp.
4.875% due 07/15/2012		300	299
6.900% due 12/15/2017		1,300	1,199
SSIF Nevada LP
0.981% due 04/14/2014		1,000	1,001
State Bank of India
4.500% due 07/27/2015		1,000	1,027
Swedbank AB
3.625% due 12/02/2011	EUR	100	146
Temasek Financial I Ltd.
4.300% due 10/25/2019		$300	310
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		200	200
UBS AG
2.250% due 08/12/2013		3,600	3,663
5.750% due 04/25/2018		600	651
5.875% due 12/20/2017		700	769
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		2,200	2,352
Wells Fargo & Co.
7.980% due 03/29/2049		600	651
Westpac Banking Corp.
0.756% due 07/16/2014		700	704

			107,171

INDUSTRIALS 5.0%
Alcoa, Inc.
6.150% due 08/15/2020	400	424
Amgen, Inc.
6.900% due 06/01/2038	314	373
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014	2,300	2,310
AstraZeneca PLC
5.900% due 09/15/2017	400	466
Braskem Finance Ltd.
5.750% due 04/15/2021	300	303
C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,200	3,150
Codelco, Inc.
6.150% due 10/24/2036	100	109
Comcast Corp.
5.875% due 02/15/2018	300	337
6.450% due 03/15/2037	300	322
Continental Airlines, Inc.
6.750% due 09/15/2015	1,600	1,616
Daimler Finance North America LLC
5.750% due 09/08/2011	400	404
DISH DBS Corp.
6.625% due 10/01/2014	700	738
Dow Chemical Co.
4.850% due 08/15/2012	1,300	1,358
6.000% due 10/01/2012	200	212
EOG Resources, Inc.
1.023% due 02/03/2014	300	303
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	800	875
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	200	216
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	362	399
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	700	784
International Business Machines Corp.
5.700% due 09/14/2017	742	863
Kraft Foods, Inc.
6.125% due 02/01/2018	800	921
Novatek Finance Ltd.
5.326% due 02/03/2016	200	207
Peabody Energy Corp.
7.875% due 11/01/2026	300	338
Pemex Project Funding Master Trust
0.853% due 12/03/2012	200	200
Petrobras International Finance Co.
3.875% due 01/27/2016	900	921
7.875% due 03/15/2019	2,000	2,431
Roche Holdings, Inc.
7.000% due 03/01/2039	127	155
Rohm and Haas Co.
6.000% due 09/15/2017	500	569
Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,402
Total Capital S.A.
4.450% due 06/24/2020	100	105
TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	373
Transocean, Inc.
4.950% due 11/15/2015	300	325
UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	740
Volkswagen International Finance NV
0.917% due 04/01/2014	100	101

		25,350

UTILITIES 2.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	370
AT&T, Inc.
4.850% due 02/15/2014	1,500	1,630
BellSouth Corp.
4.463% due 04/26/2021	1,500	1,544
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	2,000	2,391
Majapahit Holding BV
7.750% due 01/20/2020	500	588
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	648
NGPL PipeCo LLC
6.514% due 12/15/2012	800	842
NRG Energy, Inc.
8.250% due 09/01/2020	100	102
Qwest Corp.
8.875% due 03/15/2012	1,600	1,688
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	252
TNK-BP Finance S.A.
6.125% due 03/20/2012	200	207

		10,262

Total Corporate Bonds & Notes (Cost $138,030)		142,783

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 1.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,300	1,489
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	104
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	1,890
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	453
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	1,000	1,015

		4,951

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,647
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

		1,854

LOUISIANA 0.0%
Louisiana State Revenue Bonds, (BABs), Series 2009
2.691% due 05/01/2043	200	203

NEVADA 0.0%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	218

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	1,700	1,699

NEW YORK 0.8%
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	106
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	2,400	2,550
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,098

		3,754

OHIO 0.4%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,191

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	500	530

Total Municipal Bonds & Notes (Cost $14,267)		15,400

U.S. GOVERNMENT AGENCIES 16.5%
Fannie Mae
0.246% due 12/25/2036	239	236
0.536% due 03/25/2037 - 09/25/2042	1,789	1,794
0.566% due 07/25/2037	954	958
0.586% due 09/25/2035	666	665
0.596% due 09/25/2035	1,813	1,812
0.816% due 05/25/2040	766	771
0.906% due 06/25/2037	234	236
0.916% due 06/25/2040	6,667	6,750
0.926% due 03/25/2040	1,509	1,529
0.936% due 11/25/2039 - 01/25/2040	2,682	2,717
1.006% due 12/25/2039	617	625
1.086% due 07/25/2039	519	525
1.495% due 06/01/2043 - 07/01/2044	490	490
2.169% due 11/01/2034	21	22
2.215% due 05/01/2035	30	31
2.254% due 11/01/2035	130	134
2.329% due 01/01/2035	467	490
2.412% due 12/01/2033	307	321
2.425% due 03/01/2035	58	61
2.469% due 10/01/2034	56	58
2.510% due 07/01/2035	366	386
2.534% due 05/25/2035	79	82
2.568% due 05/01/2036	255	260
2.594% due 12/01/2033	114	120
2.605% due 09/01/2036	255	264
2.645% due 10/01/2035	132	139
2.685% due 06/01/2035	770	792
2.695% due 07/01/2034 - 09/01/2035	745	783
2.703% due 07/01/2036	272	278
2.747% due 08/01/2036	260	266
2.788% due 07/01/2035	364	383
2.792% due 08/01/2035	826	869

2.818% due 08/01/2035		437	456
2.819% due 06/01/2035		1,041	1,097
2.879% due 09/01/2035		468	491
4.000% due 06/01/2041		1,000	1,001
4.500% due 02/01/2023 - 07/01/2041		3,944	4,177
5.500% due 10/01/2021 - 07/01/2041		3,935	4,263
6.000% due 02/01/2029 - 04/01/2039		2,878	3,179
6.500% due 09/01/2034 - 01/01/2037		19	22
Freddie Mac
0.337% due 07/15/2019		644	643
0.446% due 08/25/2031		141	137
0.517% due 02/15/2037		124	124
0.587% due 06/15/2018		69	69
0.797% due 07/15/2037		692	697
0.857% due 08/15/2037		690	695
0.887% due 08/15/2037		860	868
1.042% due 01/15/2038		536	542
1.495% due 02/25/2045		65	64
2.529% due 06/01/2035		718	755
2.605% due 08/01/2035		702	735
2.740% due 10/01/2035		572	603
3.001% due 09/01/2035		225	235
3.022% due 11/01/2034		429	453
4.500% due 08/01/2041		2,000	2,059
5.500% due 07/01/2038 - 07/01/2041		16,366	17,676
6.000% due 02/01/2034 - 07/01/2041		7,350	8,080
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037		801	907
NCUA Guaranteed Notes
0.640% due 10/07/2020		535	536
Small Business Administration
5.290% due 12/01/2027		462	503
5.490% due 03/01/2028		3,640	3,963
5.600% due 09/01/2028		3,613	3,960

Total U.S. Government Agencies (Cost $82,167)			83,837

U.S. TREASURY OBLIGATIONS 4.8%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (e)		1,288	1,349
2.000% due 01/15/2026 (e)		453	496
2.375% due 01/15/2027 (e)		557	636
2.500% due 01/15/2029 (e)		2,514	2,924
3.875% due 04/15/2029 (f)		4,240	5,814
U.S. Treasury Notes
0.750% due 06/15/2014 (e)(f)		13,200	13,182

Total U.S. Treasury Obligations (Cost $24,356)			24,401

MORTGAGE-BACKED SECURITIES 6.2%
American Home Mortgage Investment Trust
2.403% due 02/25/2045		161	144
Arran Residential Mortgages Funding PLC
2.624% due 11/19/2047	EUR	1,200	1,741
Banc of America Commercial Mortgage, Inc.
5.924% due 05/10/2045		$900	996
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		195	181
Banc of America Re-REMIC Trust
1.274% due 01/17/2049		2,006	1,987
Bear Stearns Adjustable Rate Mortgage Trust
3.070% due 01/25/2034		1,181	1,140
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		588	464
2.916% due 09/25/2035		153	112
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		492	491
5.331% due 02/11/2044		100	106
5.471% due 01/12/2045		300	331
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		557	358
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		353	316
2.670% due 12/25/2035		183	170
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	964
Countrywide Alternative Loan Trust
0.366% due 05/25/2047		578	316
0.466% due 02/25/2037		2,784	1,593
Countrywide Home Loan Mortgage Pass-Through Trust
3.017% due 02/20/2036		139	109
Credit Suisse Mortgage Capital Certificates
5.850% due 03/15/2039		100	109
European Loan Conduit
1.570% due 05/15/2019	EUR	69	92
Granite Master Issuer PLC
0.286% due 12/20/2054		$294	279
0.788% due 12/20/2054	GBP	399	608
1.489% due 12/20/2054	EUR	294	405
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$130	121
0.266% due 01/25/2047 (a)		142	134
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	107
5.444% due 03/10/2039		500	537
GS Mortgage Securities Corp. II
1.317% due 03/06/2020		300	295
GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,111	1,064
5.163% due 11/25/2035		742	705
Indymac Index Mortgage Loan Trust
2.501% due 01/25/2036		497	305
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,900	3,111
5.882% due 02/15/2051		300	326
JPMorgan Mortgage Trust
5.750% due 01/25/2036		84	78
Mellon Residential Funding Corp.
0.627% due 12/15/2030		1,338	1,238
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	638
Merrill Lynch Floating Trust
0.257% due 06/15/2022		492	484
0.728% due 07/09/2021		1,500	1,441
Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	2,655
5.610% due 04/15/2049		435	448
5.809% due 12/12/2049		100	110
Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		418	267
2.619% due 08/25/2034		796	745
Structured Asset Mortgage Investments, Inc.
0.466% due 02/25/2036		260	162
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		442	436
0.306% due 10/25/2046		677	673
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		1,478	1,426
WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045		79	65
1.478% due 11/25/2042		62	53
1.491% due 05/25/2041		45	41
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		764	686

Total Mortgage-Backed Securities (Cost $32,425)			31,363

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp.
0.236% due 12/25/2036		42	41
Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034		151	137
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		121	116
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		338	334
Centurion CDO VII Ltd.
0.643% due 01/30/2016		1,421	1,367
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	400	580
Citibank Omni Master Trust
2.287% due 05/16/2016		$3,300	3,340
2.937% due 08/15/2018		1,400	1,473
Countrywide Asset-Backed Certificates
0.256% due 06/25/2047		24	23
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		78	63
Duane Street CLO
0.518% due 11/08/2017		4,270	4,118
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		41	41
Fremont Home Loan Trust
0.246% due 01/25/2037		60	57
Hillmark Funding
0.508% due 05/21/2021		1,100	1,025
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		9	9
Illinois Student Assistance Commission
0.754% due 04/25/2017		303	303
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		389	381
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		17	14
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		93	94
SLC Student Loan Trust
4.750% due 06/15/2033		258	261
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	3,062	4,224
3.437% due 05/16/2044		$465	490
3.500% due 08/17/2043		1,303	1,307
4.500% due 11/16/2043		95	92
6.187% due 07/15/2042		1,976	1,881
Structured Asset Securities Corp.
0.236% due 10/25/2036		14	14

Total Asset-Backed Securities (Cost $21,784)			21,785

SOVEREIGN ISSUES 3.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	421
Canada Government Bond
1.500% due 12/01/2012	CAD	400	415
1.750% due 03/01/2013		600	625
2.000% due 08/01/2013		700	732
2.000% due 12/01/2014		1,000	1,038
2.500% due 09/01/2013		700	739
3.000% due 12/01/2015		200	214
Canada Housing Trust No. 1
2.750% due 12/15/2015		100	105
3.350% due 12/15/2020		200	206
3.950% due 12/15/2011		100	105
4.000% due 06/15/2012		700	744
4.550% due 12/15/2012		200	216
4.800% due 06/15/2012		200	214
Export-Import Bank of China
4.875% due 07/21/2015		$100	109
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	300	246
4.000% due 01/29/2021		$600	555
5.125% due 06/29/2020		100	102
Indonesia Government International Bond
7.500% due 01/15/2016		500	589
Korea Development Bank
0.538% due 11/22/2012		100	99
4.375% due 08/10/2015		700	735
Mexico Government International Bond
6.000% due 06/18/2015	MXN	2,400	205
Province of Ontario Canada
1.375% due 01/27/2014		$500	503
4.200% due 03/08/2018	CAD	100	110
4.300% due 03/08/2017		300	334
4.400% due 06/02/2019		400	440
4.600% due 06/02/2039		100	108
5.500% due 06/02/2018		100	118
Russia Government International Bond
3.625% due 04/29/2015		$100	103
7.500% due 03/31/2030		1,384	1,635
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		3,100	3,110
2.375% due 03/26/2012		600	606
Turkey Government International Bond
7.000% due 09/26/2016		1,200	1,383
7.500% due 07/14/2017		700	826

Total Sovereign Issues (Cost $17,260)			17,690

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		53,273	93

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	52

Total Convertible Preferred Securities (Cost $181)			145

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
DG Funding Trust
0.553% due 12/31/2049		243	1,841

Total Preferred Securities (Cost $2,585)			1,841

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 35.5%
CERTIFICATES OF DEPOSIT 1.7%
Banco Bradesco S.A.
0.000% due 08/26/2011		$3,300	3,292
Banco Do Brasil S.A.
0.000% due 02/15/2012		1,900	1,913
Itau Unibanco S.A.
0.000% due 02/06/2012		3,800	3,767

			8,972

COMMERCIAL PAPER 0.9%
Kells Funding LLC
0.290% due 01/10/2012		1,600	1,597
0.290% due 01/11/2012		3,000	2,994

			4,591

REPURCHASE AGREEMENTS 7.1%
Barclays Capital, Inc.
0.010% due 07/01/2011		10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020 valued at $10,156. Repurchase proceeds are $10,000.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		8,600	8,600
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $8,778. Repurchase proceeds are $8,600.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011		7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		8,000	8,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $8,187. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		1,866	1,866
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,905. Repurchase proceeds are $1,866.)

			35,966

SHORT-TERM NOTES 0.3%
Banco Santander Brasil S.A.
2.368% due 12/28/2011		1,400	1,388

U.S. TREASURY BILLS 0.3%
0.047% due 07/07/2011 - 09/22/2011 (b)(e)		1,771	1,771

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 25.2%
		12,814,504	128,389

Total Short-Term Instruments (Cost $181,042)			181,077

PURCHASED OPTIONS (h) 0.0%
(Cost $22)			30

Total Investments 102.8% (Cost $517,055)			523,261
Written Options (i) (0.2%) (Premiums $1,295)			(904)
Other Assets and Liabilities (Net) (2.6%)			(13,577)

Net Assets 100.0%			$508,780

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $4,248 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $2,519 and cash of $175 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	187	$99
90-Day Eurodollar December Futures	Long	12/2012	11	(3)
90-Day Eurodollar December Futures	Long	12/2012	91	(34)
90-Day Eurodollar December Futures	Long	12/2013	94	(31)
90-Day Eurodollar June Futures	Long	06/2012	628	488
90-Day Eurodollar June Futures	Long	06/2013	44	(29)
90-Day Eurodollar June Futures	Long	06/2014	84	(27)
90-Day Eurodollar March Futures	Long	03/2012	642	630
90-Day Eurodollar March Futures	Long	03/2013	151	(66)
90-Day Eurodollar March Futures	Long	03/2014	108	(39)
90-Day Eurodollar September Futures	Long	09/2011	24	3
90-Day Eurodollar September Futures	Long	09/2012	283	1
90-Day Eurodollar September Futures	Long	09/2013	116	(40)
E-mini S&P 500 Index September Futures	Long	09/2011	80	197
U.S. Treasury 2-Year Note September Futures	Long	09/2011	201	97
U.S. Treasury 10-Year Note September Futures	Short	09/2011	6	(8)

				$1,238

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011(2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.950%	$300	$(13)	$(11)	$(2)
American International Group, Inc.	CITI	1.000%	03/20/2016	1.950%	400	(16)	(14)	(2)
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%	400	(1)	(3)	2
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%	1,000	(3)	(1)	(2)
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.057%	300	13	0	13
Brazil Government International Bond	CSFB	1.000%	06/20/2016	1.077%	1,700	(5)	(2)	(3)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	300	1	(8)	9
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	600	1	(6)	7
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%	600	(1)	(2)	1
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	1,300	(4)	(2)	(2)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%	1,000	3	(11)	14
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	100	0	(1)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	500	1	(5)	6
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%	700	7	8	(1)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%	300	3	4	(1)
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%	700	(61)	(74)	13
France Government Bond	GSC	0.250%	12/20/2015	0.700%	300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.700%	700	(14)	(14)	0
France Government Bond	UBS	0.250%	12/20/2015	0.700%	200	(4)	(4)	0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.525%	1,500	3	0	3
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.789%	700	68	0	68
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	700	62	0	62
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.922%	600	78	21	57
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%	800	79	0	79
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%	500	(7)	(8)	1
Indonesia Government International Bond	BNP	1.000%	06/20/2021	1.820%	600	(40)	(42)	2

Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%	200	(14)	(14)	0
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%	200	(2)	(3)	1
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%	200	(13)	(14)	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	300	2	4	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	700	6	6	0
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%	300	(7)	(9)	2
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%	300	(7)	(9)	2
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%	400	(9)	(12)	3
MetLife, Inc.	DUB	1.000%	03/20/2018	1.679%	1,200	(48)	(68)	20
MetLife, Inc.	GSC	1.000%	03/20/2015	1.176%	2,000	(12)	(121)	109
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%	600	3	(13)	16
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.401%	300	(10)	(13)	3
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%	400	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%	800	0	(6)	6
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%	1,900	(4)	4	(8)
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.401%	1,000	(32)	(46)	14
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%	1,400	(1)	(9)	8
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%	1,100	(32)	(41)	9
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%	1,100	(32)	(38)	6
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%	1,000	(32)	(20)	(12)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	100	(6)	(6)	0
Spain Government International Bond	CITI	1.000%	03/20/2016	2.571%	900	(59)	(54)	(5)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%	500	10	9	1
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%	200	4	4	0
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%	1,000	20	23	(3)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%	400	9	2	7
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	500	10	9	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%	500	10	2	8
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	400	8	7	1

						$(92)	$(616)	$524

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$300	$34	$35	$(1)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	104	118	(14)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	1,800	206	209	(3)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	700	80	79	1
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	900	111	115	(4)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	200	25	28	(3)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	400	50	49	1
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	200	25	26	(1)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	300	37	39	(2)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	100	12	14	(2)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	300	39	40	(1)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	13	13	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	963	4	0	4
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	2,200	38	60	(22)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	2,990	30	0	30
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	675	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	1,543	18	0	18
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	9	0	9
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	5,300	21	0	21

					$879	$825	$54

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	3,300	$(38)	$(60)	$22
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	2	0	2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	5	1	4
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	6	3	3
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	64	0	64
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		200	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	104	(22)	126
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	13	1	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	40	3	37
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		300	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,700	7	1	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,600	7	2	5
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,200	11	5	6
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,000	4	(2)	6
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		300	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		400	2	1	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	4	1	3
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	57	1	56
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,900	45	6	39
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,200	11	4	7
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		1,800	22	3	19
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		300	(1)	0	(1)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	3	0	3
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		400	5	2	3
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		800	12	6	6
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		$600	(13)	12	(25)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		500	(11)	0	(11)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		500	(11)	1	(12)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		1,900	(63)	38	(101)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		100	(4)	4	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		16,600	(554)	36	(590)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		12,600	(421)	73	(494)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		400	(14)	8	(22)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		8,100	(270)	4	(274)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		16,600	(555)	22	(577)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		100	(3)	2	(5)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	(3)	5	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		300	(10)	(1)	(9)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		3,100	(104)	77	(181)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		6,600	(221)	32	(253)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		600	19	17	2
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		100	3	1	2
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		300	10	(1)	11
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	34,800	(11)	(70)	59

Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,400	1	0	1
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		3,500	13	0	13
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		3,100	12	0	12
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	27	3	24

							$(1,772)	$225	$(1,997)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	836,114	1-Month USD-LIBOR plus a specified spread	$105,541	07/15/2011	BOA	$4,738
Receive	eRAFI 1000 Index	598,003	1-Month USD-LIBOR plus a specified spread	75,485	10/17/2011	BOA	3,386
Receive	eRAFI 1000 Index	635,600	1-Month USD-LIBOR plus a specified spread	85,211	02/29/2012	BOA	(1,395)
Receive	eRAFI 1000 Index	59,018	1-Month USD-LIBOR plus a specified spread	7,912	04/30/2012	BOA	(130)
Receive	eRAFI 1000 Index	766,053	1-Month USD-LIBOR plus a specified spread	96,697	04/16/2012	CITI	4,342
Receive	eRAFI 1000 Index	542,522	1-Month USD-LIBOR plus a specified spread	72,733	02/29/2012	JPM	(1,189)
Receive	eRAFI 1000 Index	89,509	1-Month USD-LIBOR plus a specified spread	12,000	05/31/2012	JPM	(196)
Receive	eRAFI 1000 Index	235,788	1-Month USD-LIBOR plus a specified spread	31,103	06/29/2012	JPM	0

							$9,556

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$5,700	$22	$30

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	11	$3	$(2)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	11	4	(2)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	11	4	(5)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	11	5	(1)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	37	30	(28)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	64	40	(5)

				$86	$(43)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$3,800	$8	$(3)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	4,300	25	(25)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	11,400	23	(7)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,200	20	(15)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,000	25	(16)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	(2)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,600	15	(14)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	(7)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,600	99	(66)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	24	(10)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,800	44	(18)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,300	26	(9)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	5,800	60	(29)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,400	16	(5)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	31	(10)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,200	41	(21)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,000	25	(11)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(53)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	9,100	21	(17)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	9,100	42	(34)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	(17)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	1,600	8	(10)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	1,600	10	(3)

Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	4,000	36	(30)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	4,000	56	(51)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	7,100	39	(24)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	7,100	39	(23)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	15,000	76	(90)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	15,000	76	(32)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,300	8	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	2,600	13	(16)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	2,600	16	(6)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	1,100	9	(8)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	1,100	15	(14)

							$1,080	$(696)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,900	$10	$(12)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,700	9	(11)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	5,700	63	(93)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	2,700	29	(44)

					$111	$(160)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(3)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	500	7	(2)

						$18	$(5)

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2041	$1,000	$1,013	$(999)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	11,312	08/2011	BCLY	$0	$(129)	$(129)
Sell		327	08/2011	CITI	0	(8)	(8)
Sell		329	08/2011	HSBC	0	(9)	(9)
Sell		327	08/2011	MSC	0	(8)	(8)
Buy		12,458	08/2011	UBS	224	0	224
Sell		163	08/2011	UBS	0	(4)	(4)
Buy		11,148	09/2011	BCLY	122	0	122
Sell	CAD	195	09/2011	BNP	0	(4)	(4)
Sell		292	09/2011	CITI	0	(7)	(7)
Buy		3,135	09/2011	DUB	62	0	62
Buy		1,281	09/2011	RBC	27	0	27
Sell		97	09/2011	RBS	0	(1)	(1)
Buy	CNY	732	11/2011	BCLY	0	0	0
Buy		4,404	11/2011	CITI	6	0	6
Buy		2,824	11/2011	JPM	0	(1)	(1)
Buy		2,288	02/2012	BCLY	0	(1)	(1)
Buy		6,426	02/2012	HSBC	1	0	1
Buy		1,280	06/2012	HSBC	0	0	0
Buy		640	06/2012	JPM	0	0	0
Sell	EUR	887	07/2011	BCLY	0	(20)	(20)
Sell		100	07/2011	BNP	0	0	0
Buy		300	07/2011	CITI	6	0	6
Sell		3,235	07/2011	CITI	0	(41)	(41)
Sell		6,728	07/2011	CSFB	0	(50)	(50)
Sell		1,000	07/2011	DUB	10	0	10
Sell		1,091	07/2011	HSBC	8	(1)	7
Sell		5,851	07/2011	JPM	0	(46)	(46)
Sell		672	07/2011	RBC	0	(16)	(16)
Sell		5,176	07/2011	RBS	0	(44)	(44)
Sell		100	07/2011	UBS	1	0	1
Sell	GBP	1,011	09/2011	BCLY	32	0	32
Sell		93	09/2011	BNP	0	(1)	(1)
Buy		140	09/2011	CITI	0	(3)	(3)
Sell		1,302	09/2011	CITI	34	(1)	33
Sell		996	09/2011	UBS	38	0	38
Buy	IDR	1,378,166	07/2011	BCLY	12	0	12
Buy		1,315,300	07/2011	CITI	13	0	13
Buy		2,192,100	07/2011	HSBC	21	0	21
Sell		10,199,666	07/2011	HSBC	0	(9)	(9)
Buy		5,314,100	07/2011	JPM	25	0	25
Buy		6,870,910	01/2012	BOA	25	0	25
Buy		10,199,666	07/2012	HSBC	11	0	11
Buy	INR	32,212	08/2011	HSBC	10	0	10
Buy		41,316	08/2011	MSC	45	0	45
Sell	JPY	36,336	07/2011	BCLY	0	(17)	(17)
Sell		260,902	07/2011	BOA	0	(129)	(129)
Buy		67,012	07/2011	CITI	10	(2)	8
Buy		379,946	07/2011	DUB	22	0	22
Sell		16,810	07/2011	JPM	0	(9)	(9)
Buy		175,000	07/2011	RBS	0	(10)	(10)
Sell		154,221	07/2011	RBS	0	(76)	(76)
Buy		79,985	08/2011	CITI	0	(4)	(4)
Sell		260,000	08/2011	JPM	0	(21)	(21)
Buy	KRW	123,970	08/2011	CITI	6	0	6
Buy		101,457	08/2011	GSC	5	0	5
Buy		3,889,499	08/2011	JPM	92	0	92
Buy		49,740	08/2011	MSC	2	0	2
Buy		63,000	08/2011	RBS	2	0	2
Buy	MXN	1,556	07/2011	DUB	7	0	7
Buy		53,855	07/2011	HSBC	253	0	253
Buy		2,444	07/2011	MSC	9	0	9
Sell		59,077	07/2011	MSC	28	0	28
Buy		1,222	07/2011	UBS	4	0	4
Buy		4,774	11/2011	HSBC	3	0	3

Buy		60,271	11/2011	MSC	1	(22)	(21)
Buy		2,387	11/2011	UBS	1	0	1
Buy	MYR	400	08/2011	BCLY	3	0	3
Buy		770	08/2011	CITI	6	0	6
Buy		315	08/2011	HSBC	2	0	2
Buy		200	08/2011	JPM	1	0	1
Buy	PHP	3,310	11/2011	BCLY	2	0	2
Buy		9,865	11/2011	CITI	3	(1)	2
Buy		8,747	11/2011	JPM	2	(1)	1
Buy		46,694	03/2012	CITI	1	0	1
Buy		8,810	03/2012	HSBC	0	0	0
Buy		4,174	03/2012	MSC	0	0	0
Buy	RUB	2,897	07/2011	BCLY	2	0	2
Sell		2,897	07/2011	BCLY	0	0	0
Buy		2,897	07/2011	CITI	0	0	0
Sell		2,897	07/2011	CITI	2	0	2
Buy	SGD	251	09/2011	BCLY	8	0	8
Sell		200	09/2011	BOA	0	(1)	(1)
Buy		200	09/2011	CITI	6	0	6
Buy		1,428	09/2011	DUB	7	0	7
Buy		447	09/2011	JPM	4	0	4
Buy		355	09/2011	RBS	11	0	11
Buy		300	09/2011	UBS	0	0	0
Buy		127	12/2011	CITI	3	0	3
Buy	TRY	1,652	07/2011	HSBC	0	(34)	(34)
Sell		2,116	07/2011	HSBC	0	(17)	(17)
Buy		464	07/2011	JPM	0	(16)	(16)
Buy		2,116	10/2011	HSBC	17	0	17
Buy	TWD	9,974	01/2012	CITI	5	0	5
Buy	ZAR	697	07/2011	HSBC	3	0	3
Sell		7,136	07/2011	HSBC	0	(24)	(24)
Buy		4,348	07/2011	JPM	5	0	5
Buy		2,092	07/2011	MSC	2	0	2
Buy		760	09/2011	BCLY	11	0	11
Buy		7,136	10/2011	HSBC	24	0	24

					$1,308	$(788)	$520

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$2,909	$0	$2,909
Corporate Bonds & Notes
Banking & Finance	0	107,076	95	107,171
Industrials	0	25,350	0	25,350
Utilities	0	10,262	0	10,262
Municipal Bonds & Notes
California	0	4,951	0	4,951
Illinois	0	1,854	0	1,854
Louisiana	0	203	0	203
Nevada	0	218	0	218
New Jersey	0	1,699	0	1,699
New York	0	3,754	0	3,754
Ohio	0	2,191	0	2,191
Texas	0	530	0	530
U.S. Government Agencies	0	83,301	536	83,837
U.S. Treasury Obligations	0	24,401	0	24,401
Mortgage-Backed Securities	0	31,363	0	31,363
Asset-Backed Securities	0	19,393	2,392	21,785
Sovereign Issues	0	17,444	246	17,690
Convertible Preferred Securities
Banking & Finance	93	0	0	93
Industrials	0	52	0	52
Preferred Securities
Banking & Finance	0	0	1,841	1,841
Short-Term Instruments
Certificates of Deposit	0	8,972	0	8,972
Commercial Paper	0	4,591	0	4,591
Repurchase Agreements	0	35,966	0	35,966
Short-Term Notes	0	1,388	0	1,388
U.S. Treasury Bills	0	1,771	0	1,771
PIMCO Short-Term Floating NAV Portfolio	128,389	0	0	128,389
Purchased Options
Interest Rate Contracts	0	30	0	30
	$128,482	$389,669	$5,110	$523,261
Short Sales, at value	$0	$(999)	$0	$(999)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	674	0	674
Equity Contracts	197	12,466	0	12,663
Foreign Exchange Contracts	0	1,308	0	1,308
Interest Rate Contracts	1,318	574	0	1,892
	$1,515	$15,022	$0	$16,537

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(96)	0	(96)
Equity Contracts	0	(2,910)	0	(2,910)
Foreign Exchange Contracts	0	(788)	0	(788)
Interest Rate Contracts	(277)	(3,310)	(165)	(3,752)

	$(277)	$(7,104)	$(165)	$(7,546)

Totals	$129,720	$396,588	$4,945	$531,253

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$94	$0	$0	$0	$0	$1	$0	$0	95	$1
U.S. Government Agencies	0	536	0	0	0	0	0	0	536	0
Mortgage-Backed Securities	2,099	(4)	(91)	(1)	0	(16)	0	(1,987)	0	0
Asset-Backed Securities	6,507	0	(27)	11	1	18	0	(4,118)	2,392	4
Sovereign Issues	0	243	0	0	0	3	0	0	246	3
Preferred Securities
Banking & Finance	1,846	0	0	0	0	(5)	0	0	1,841	(5)

	$10,546	$775	$(118)	$10	$1	$1	$0	$(6,105)	$5,110	$3

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(188)	$0	$0	$0	$0	$24	$0	$0	$(165)	$24

Totals	$10,358	$775	$(118)	$10	$1	$25	$0	$(6,105)	$4,945	$27

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage Strategy Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.6%
CORPORATE BONDS & NOTES 0.6%
Macquarie Bank Ltd.
6.625% due 04/07/2021		$16,500	$16,619
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		2,900	2,918
Telstra Corp. Ltd.
4.800% due 10/12/2021		500	502

			20,039

SOVEREIGN ISSUES 2.0%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	63,282
New South Wales Treasury Corp.
6.000% due 05/01/2012		200	217

			63,499

Total Australia (Cost $83,544)			83,538

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	3,930

Total Bahrain (Cost $3,922)			3,930

BERMUDA 0.5%
CORPORATE BONDS & NOTES 0.5%
Noble Group Ltd.
6.625% due 08/05/2020		$200	206
6.750% due 01/29/2020		11,800	12,445
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,003
4.750% due 02/16/2021		1,000	980
6.500% due 06/10/2014		1,000	1,107
7.875% due 06/10/2019		450	542

Total Bermuda (Cost $16,094)			16,283

BRAZIL 4.4%
CORPORATE BONDS & NOTES 1.4%
Banco do Brasil S.A.
3.007% due 07/02/2014		$3,000	2,993
4.500% due 01/22/2015		1,600	1,676
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	494
Banco Santander Brasil S.A.
2.346% due 03/18/2014		4,500	4,526
4.500% due 04/06/2015		1,000	1,022
Braskem Finance Ltd.
7.000% due 05/07/2020		200	219
7.250% due 06/05/2018		100	112
CSN Islands XI Corp.
6.875% due 09/21/2019		200	219
CSN Resources S.A.
6.500% due 07/21/2020		7,400	7,900
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	3,275
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,900	4,388
Petrobras International Finance Co.
7.875% due 03/15/2019		11,250	13,672
8.375% due 12/10/2018		2,800	3,463
Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	686
6.875% due 11/10/2039		800	873

			45,552

SOVEREIGN ISSUES 3.0%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	69,497	44,012
10.000% due 01/01/2017		92,156	53,550

			97,562

Total Brazil (Cost $128,980)			143,114

CANADA 7.0%
ASSET-BACKED SECURITIES 0.1%
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	4,697	4,881

BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,995	2,002

CORPORATE BONDS & NOTES 1.1%
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,474
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,514
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		310	385

			35,373

SOVEREIGN ISSUES 5.7%
Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	77,841
1.500% due 12/01/2012		36,400	37,781
2.000% due 12/01/2014		20,200	20,965
3.000% due 12/01/2036 (c)		8,956	13,368
4.250% due 06/01/2018		30,800	35,049

			185,004

Total Canada (Cost $217,654)			227,260

CAYMAN ISLANDS 1.2%
ASSET-BACKED SECURITIES 0.3%
ARES CLO Funds
0.544% due 04/20/2017		$147	144
Babson CLO Ltd.
0.617% due 06/15/2016		528	516
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		897	841
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		568	558
Galaxy CLO Ltd.
0.514% due 04/25/2019		1,282	1,214
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		545	538
Mountain View Funding CLO
0.538% due 04/15/2019		595	570
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		600	575
NYLIM Flatiron CLO Ltd.
0.826% due 07/18/2015		1,279	1,269
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		1,000	955
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		287	279
Pacifica CDO Ltd.
0.534% due 01/26/2020		1,435	1,360
0.640% due 05/13/2016		563	549
Velocity CLO Ltd.
0.608% due 08/22/2016		258	252

			9,620

CORPORATE BONDS & NOTES 0.9%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,060	4,831
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,488
5.000% due 11/15/2020		8,400	8,358
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,350	12,031
QNB Finance Ltd.
3.125% due 11/16/2015		1,500	1,492

			29,200

Total Cayman Islands (Cost $38,310)			38,820

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.524% due 04/20/2012		$1,000	1,001
3.750% due 09/22/2015		5,600	5,670
Codelco, Inc.
7.500% due 01/15/2019		40	48

Total Chile (Cost $6,628)			6,719

COLOMBIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,165

Total Colombia (Cost $2,089)			2,165

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,677
Danske Bank A/S
4.500% due 07/01/2017	EUR	5,800	8,904
DONG Energy A/S
3.500% due 06/29/2012		400	587

Total Denmark (Cost $12,673)			13,168

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.246% due 12/07/2012		$2,392	2,378

Total Egypt (Cost $2,392)			2,378

FINLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	1,106

Total Finland (Cost $1,174)			1,106

FRANCE 3.4%
CORPORATE BONDS & NOTES 2.8%
Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,595
BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012		200	292
3.000% due 07/23/2013		550	807
4.500% due 05/30/2014		450	685
4.750% due 05/28/2013		50	76
BNP Paribas S.A.
0.452% due 12/09/2016		$1,200	1,179
5.000% due 01/15/2021		3,000	3,020

BPCE S.A.
2.018% due 02/07/2014		13,900	14,006
2.375% due 10/04/2013		10,900	11,083
4.625% due 07/29/2049	EUR	300	368
5.250% due 07/29/2049		200	259
9.000% due 03/29/2049		200	299
Caisse Refinancement de l’Habitat
4.500% due 10/25/2017		2,500	3,814
Carrefour S.A.
5.375% due 06/12/2015		50	78
CIF Euromortgage
3.250% due 10/20/2015		800	1,165
4.125% due 12/19/2014		700	1,056
CM-CIC Covered Bonds
3.125% due 01/21/2015		5,100	7,426
4.750% due 07/17/2012		2,000	2,981
Credit Agricole S.A.
1.724% due 01/21/2014		$3,000	3,044
5.136% due 12/29/2049	GBP	300	400
7.589% due 01/29/2049		200	297
Dexia Credit Local S.A.
0.896% due 09/23/2011		$1,000	1,001
EDF S.A.
6.950% due 01/26/2039		22	26
GCE Covered Bonds
2.750% due 01/14/2015	EUR	1,600	2,294
GDF Suez
6.875% due 01/24/2019		45	78
RCI Banque S.A.
2.155% due 04/11/2014		$8,240	8,262
Societe Generale S.A.
1.326% due 04/11/2014		24,700	24,487
5.125% due 12/19/2013	EUR	50	76
Societe Generale SCF
4.250% due 02/03/2023		500	738

			92,892

SOVEREIGN ISSUES 0.6%
France Government Bond
1.800% due 07/25/2040 (c)		253	384
3.500% due 04/25/2015		3,600	5,437
4.000% due 10/25/2014		1,700	2,606
France Government Inflation Linked Bond
2.250% due 07/25/2020 (c)		2,395	3,799
3.150% due 07/25/2032 (c)		194	355
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	861
3.000% due 04/07/2014		1,545	2,285
3.375% due 05/05/2014		$2,980	3,162

			18,889

Total France (Cost $110,106)			111,781

GERMANY 8.7%
BANK LOAN OBLIGATIONS 0.1%
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	1,000	1,455

CORPORATE BONDS & NOTES 0.1%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	40
Grohe Holding GmbH
4.202% due 01/15/2014		782	1,128
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	2,004
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		525	757

			3,929

SOVEREIGN ISSUES 8.5%
Republic of Germany Government Bond
2.250% due 04/10/2015		24,900	36,399
2.750% due 04/08/2016		21,800	32,285
3.250% due 07/04/2015		10,300	15,601
3.250% due 01/04/2020		46,268	69,142
3.500% due 07/04/2019		375	571
3.750% due 01/04/2015		38,400	59,025
3.750% due 01/04/2019		3,950	6,119
4.250% due 01/04/2014		15,800	24,340
4.250% due 07/04/2018		19,200	30,645
Republic of Germany Government Inflation Linked Bond
1.750% due 04/15/2020 (c)		864	1,347

			275,474

Total Germany (Cost $272,488)			280,858

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	4,816

Total Hong Kong (Cost $4,975)			4,816

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Bank of India
4.750% due 09/30/2015		$1,800	1,866
ICICI Bank Ltd.
5.000% due 01/15/2016		1,500	1,533
5.750% due 11/16/2020		200	196
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,776
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	468
State Bank of India
4.500% due 07/27/2015		1,000	1,027

Total India (Cost $6,880)			6,866

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,135
7.750% due 01/20/2020		2,000	2,350

Total Indonesia (Cost $3,500)			3,485

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
1.469% due 01/17/2023	EUR	1,893	2,572

CORPORATE BONDS & NOTES 0.2%
Novatek Finance Ltd.
5.326% due 02/03/2016		$200	207
RZD Capital Ltd.
5.739% due 04/03/2017		5,625	5,998

			6,205

Total Ireland (Cost $8,326)			8,777

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
4.375% due 08/16/2016	EUR	1,600	2,346
6.500% due 02/24/2021		$5,100	5,325

Total Italy (Cost $7,719)			7,671

JAPAN 2.7%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,157
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,665

			10,822

SOVEREIGN ISSUES 2.4%
Japan Government International Bond
0.900% due 03/20/2014	JPY	792,000	10,019
1.500% due 09/20/2018		154,000	2,017
1.700% due 03/20/2017		1,550,000	20,526
Japan Government International CPI Linked Bond
1.200% due 12/10/2017 (c)		1,391,600	17,810
1.400% due 06/10/2018 (c)		2,007,670	25,807

			76,179

Total Japan (Cost $74,909)			87,001

LUXEMBOURG 0.1%
BANK LOAN OBLIGATIONS 0.1%
Intelsat Ltd.
5.250% due 04/02/2018		$4,000	4,018

CORPORATE BONDS & NOTES 0.0%
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	308

Total Luxembourg (Cost $4,291)			4,326

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020		$500	517

Total Malaysia (Cost $514)			517

MEXICO 3.7%
CORPORATE BONDS & NOTES 0.9%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$500	525
6.375% due 03/01/2035		1,100	1,188
BBVA Bancomer S.A.
6.500% due 03/10/2021		750	769
7.250% due 04/22/2020		500	526
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		700	753
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		700	752
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	33
6.625% due 06/15/2035		250	265
Petroleos Mexicanos
6.000% due 03/05/2020		4,100	4,520
6.500% due 06/02/2041		13,500	13,765
8.000% due 05/03/2019		5,370	6,648

			29,744

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	132,029	11,296
7.500% due 06/21/2012		229,167	20,131
7.750% due 12/14/2017		96,463	8,821
8.000% due 12/17/2015		2,500	229
8.000% due 06/11/2020		21,700	1,993
8.500% due 12/13/2018		231,172	21,879
9.000% due 12/22/2011		2,300	201

9.000% due 12/20/2012		266,888	24,097

			88,647

Total Mexico (Cost $106,424)			118,391

NETHERLANDS 2.7%
ASSET-BACKED SECURITIES 0.0%
Jubilee CDO BV
2.016% due 10/15/2019	EUR	497	693

CORPORATE BONDS & NOTES 2.6%
ABN AMRO Bank NV
3.250% due 01/18/2013		3,150	4,634
3.250% due 09/21/2015		7,950	11,637
3.500% due 01/12/2018		1,075	1,545
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$2,300	2,415
4.250% due 02/26/2014	EUR	50	75
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		$300	384
Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	49
E.ON International Finance BV
5.750% due 05/07/2020		40	66
5.800% due 04/30/2018		$3,000	3,334
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	300	439
3.375% due 05/19/2014		1,817	2,718
ING Bank NV
0.913% due 01/13/2012		$2,700	2,705
2.625% due 02/09/2012		750	760
3.000% due 09/30/2014	EUR	4,900	7,139
3.250% due 03/03/2016		2,400	3,477
3.375% due 03/03/2014		1,930	2,890
3.375% due 01/11/2018		1,100	1,568
3.900% due 03/19/2014		$4,600	4,947
4.250% due 03/19/2013	EUR	700	1,050
4.750% due 05/27/2019		100	155
5.250% due 06/05/2018		7,000	11,069
ING Groep NV
5.775% due 12/29/2049		$470	435
LeasePlan Corp. NV
3.000% due 05/07/2012		4,000	4,090
NIBC Bank NV
3.125% due 02/17/2012	EUR	1,350	1,975
3.500% due 04/07/2014		1,200	1,800
NXP BV
4.077% due 10/15/2013		155	224
RWE Finance BV
6.625% due 01/31/2019		50	86
SABIC Capital I BV
3.000% due 11/02/2015		$3,200	3,217
SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	4,384
3.500% due 03/10/2014		2,150	3,221
Waha Aerospace BV
3.925% due 07/28/2020		$950	964

			83,452
MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL
2.132% due 04/17/2041	EUR	600	779
2.232% due 10/17/2039		19	27
Eurosail PLC
2.082% due 10/17/2040		379	508

			1,314

SOVEREIGN ISSUES 0.1%
Netherlands Government Bond
2.750% due 01/15/2015	EUR	1,400	2,069
3.250% due 07/15/2015		1,000	1,503

			3,572

Total Netherlands (Cost $86,109)			89,031

NEW ZEALAND 0.0%
CORPORATE BONDS & NOTES 0.0%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,417

Total New Zealand (Cost $1,370)			1,417

NORWAY 1.6%
CORPORATE BONDS & NOTES 1.6%
DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	77
DnB NOR Boligkreditt
2.100% due 10/14/2016		$11,500	11,373
2.625% due 01/11/2016	EUR	1,100	1,566
2.900% due 03/29/2017		$12,300	12,527
3.375% due 01/20/2017	EUR	1,300	1,897
4.125% due 02/01/2013		7,950	11,864
4.625% due 07/03/2013		1,000	1,487
Sparebanken 1 Boligkreditt A/S
5.000% due 09/10/2013		7,900	12,062

Total Norway (Cost $52,482)			52,853

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	162
5.750% due 09/23/2022		132	48
6.250% due 10/24/2015		5,680	2,152

Total Poland (Cost $2,169)			2,362

QATAR 0.9%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc.
6.067% due 12/31/2033		$500	519
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,900	6,059
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		10,139	10,848
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,055
6.750% due 09/30/2019		2,550	2,945

			21,426

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
5.250% due 01/20/2020		4,000	4,284
6.400% due 01/20/2040		2,400	2,664

			6,948

Total Qatar (Cost $27,210)			28,374

RUSSIA 3.2%
CORPORATE BONDS & NOTES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	427
7.700% due 08/07/2013		4,500	4,998
8.700% due 08/07/2018		1,500	1,849
ALROSA Finance S.A.
7.750% due 11/03/2020		700	763
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		9,700	10,306
8.146% due 04/11/2018		360	422
8.625% due 04/28/2034		675	845
9.250% due 04/23/2019		1,000	1,254
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		16	17
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		3,300	3,943
10.500% due 03/25/2014		8,550	10,219
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	106
7.750% due 05/29/2018		300	344
9.000% due 06/11/2014		4,400	5,044
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		600	625
5.499% due 07/07/2015		500	530
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,086
7.250% due 02/02/2020		1,700	1,887
7.500% due 07/18/2016		3,450	3,890
7.875% due 03/13/2018		2,800	3,227
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	797
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		600	614

			53,193

SOVEREIGN ISSUES 1.6%
Russia Government International Bond
7.500% due 03/31/2030		43,697	51,619

Total Russia (Cost $99,278)			104,812

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,712

Total South Africa (Cost $3,199)			3,712

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		$6,000	5,964

SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
5.125% due 06/29/2020		6,500	6,606
5.875% due 01/14/2015		1,200	1,321
8.125% due 01/21/2014		6,300	7,232
Korea Development Bank
4.000% due 09/09/2016		2,300	2,362
8.000% due 01/23/2014		10,650	12,126

			29,647

Total South Korea (Cost $34,445)			35,611

SPAIN 0.2%
CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		$5,000	5,002

Total Spain (Cost $5,000)			5,002

SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
European Union
3.125% due 04/03/2014	EUR	90	134

Total Supranational (Cost $122)			134

SWEDEN 0.9%
CORPORATE BONDS & NOTES 0.9%
Nordea Bank AB
1.181% due 01/14/2014		$9,000	9,085
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,256
Stadshypotek AB
3.000% due 10/01/2014		2,900	4,253
3.750% due 12/12/2013		1,250	1,868
Svenska Handelsbanken AB
1.248% due 09/14/2012		$2,500	2,523
Swedbank AB
2.800% due 02/10/2012		600	609
2.900% due 01/14/2013		150	155
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	6,024

Total Sweden (Cost $26,760)			27,773

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$884	958
ICICI Bank Ltd.
4.750% due 11/25/2016		5,800	5,813

Total United Arab Emirates (Cost $6,727)			6,771

UNITED KINGDOM 7.5%
CORPORATE BONDS & NOTES 5.0%
Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,700	5,357
3.125% due 06/30/2014		1,400	2,021
3.375% due 06/08/2015		2,600	3,752
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,838
3.875% due 01/15/2014		20,300	30,038
4.500% due 10/23/2013		2,600	3,903
4.750% due 01/26/2015		5,050	7,685
Barclays Bank PLC
0.450% due 09/11/2017		$600	578
4.000% due 01/20/2017	EUR	2,600	3,728
4.875% due 03/31/2013		600	893
5.926% due 09/29/2049		$600	561
6.750% due 05/22/2019		500	562
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	79
BP Capital Markets PLC
3.125% due 03/10/2012		$1,200	1,221
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	332
HBOS PLC
0.452% due 09/06/2017		4,500	3,994
HSBC Bank PLC
0.688% due 05/15/2013		4,300	4,300
3.100% due 05/24/2016		4,800	4,771
3.875% due 11/09/2011	EUR	50	73
HSBC Holdings PLC
3.625% due 06/29/2020		400	570
5.100% due 04/05/2021		$300	308
Lloyds TSB Bank PLC
4.375% due 01/12/2015		100	102
4.875% due 01/21/2016		8,900	9,108
6.375% due 06/17/2016	EUR	4,200	6,416
12.000% due 12/29/2049		$3,500	3,809
Nationwide Building Society
1.730% due 12/22/2016	EUR	1,400	1,932
3.500% due 12/07/2015		5,000	7,262
3.875% due 12/05/2014		2,450	3,647
4.625% due 09/13/2012		1,900	2,833
5.500% due 07/18/2012		$4,800	5,007
Northern Rock Asset Management PLC
3.625% due 03/28/2013	EUR	13,100	19,206
Royal Bank of Scotland Group PLC
1.174% due 04/23/2012		$2,700	2,717
2.625% due 05/11/2012		600	612
3.000% due 09/08/2016	EUR	5,000	7,110
4.625% due 09/22/2021		4,300	5,478
Santander UK PLC
1.530% due 10/10/2017		800	1,082
1.730% due 08/28/2017		2,900	3,899
7.375% due 09/29/2049	GBP	500	750
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,107
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	82

			163,723

MORTGAGE-BACKED SECURITIES 0.4%
Arran Residential Mortgages Funding PLC
2.820% due 05/16/2047		7,600	11,026
Granite Master Issuer PLC
0.386% due 12/20/2054		$268	254
1.469% due 12/20/2054	EUR	2,165	2,978

			14,258

SOVEREIGN ISSUES 2.1%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	36,700	61,116
3.750% due 09/07/2019		50	84
3.750% due 09/07/2020		1,400	2,313
4.000% due 09/07/2016		50	87
4.500% due 03/07/2019		1,750	3,099

			66,699

Total United Kingdom (Cost $240,659)			244,680

UNITED STATES 31.1%
ASSET-BACKED SECURITIES 0.2%
Massachusetts Educational Financing Authority
1.224% due 04/25/2038		$285	284
Mid-State Trust
8.330% due 04/01/2030		465	480
SLM Student Loan Trust
1.741% due 09/15/2021	EUR	1,231	1,747
1.774% due 04/25/2023		$557	575
3.437% due 05/16/2044		1,861	1,961
3.500% due 08/17/2043		1,303	1,307

			6,354

BANK LOAN OBLIGATIONS 0.5%
AGFS Funding Co.
5.500% due 05/10/2017		2,500	2,456
CIT Group, Inc.
6.250% due 08/11/2015		1,000	1,008
CommScope, Inc.
5.000% due 01/14/2018		1,000	1,005
Ford Motor Co.
2.940% due 12/15/2013		2,025	2,026
Graham Packaging Co. LP
6.000% due 09/23/2016		1,492	1,498
HCA, Inc.
2.496% due 11/14/2013		3,000	2,983
2.746% due 05/02/2016		2,000	1,975
International Lease Finance Corp.
6.750% due 02/23/2015		500	502
7.000% due 03/17/2016		1,000	1,007
U.S. Airways Group, Inc.
2.686% due 03/23/2014		592	537
Vodafone Group PLC
6.875% due 08/11/2015		1,000	1,035
6.875% due 08/17/2015		35	36

			16,068

CORPORATE BONDS & NOTES 16.2%
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,678
Alcoa, Inc.
5.400% due 04/15/2021		10,500	10,545
Ally Financial, Inc.
0.000% due 06/15/2015		1,700	1,288
1.750% due 10/30/2012		10,900	11,087
3.646% due 06/20/2014		1,200	1,174
6.000% due 12/15/2011		600	609
6.250% due 12/01/2017		2,100	2,093
6.750% due 12/01/2014		1,800	1,868
6.875% due 09/15/2011		1,200	1,211
7.500% due 09/15/2020		4,700	4,936
8.300% due 02/12/2015		400	448
Altria Group, Inc.
4.750% due 05/05/2021		300	300
7.750% due 02/06/2014		1,500	1,718
9.250% due 08/06/2019		800	1,044
9.700% due 11/10/2018		5,700	7,497
American Express Bank FSB
0.316% due 05/29/2012		50	50
5.500% due 04/16/2013		3,500	3,745
American Express Credit Corp.
5.875% due 05/02/2013		300	323
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	203
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,047
5.050% due 10/01/2015		15,700	16,396
5.850% due 01/16/2018		42	44
8.250% due 08/15/2018		250	287
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,209
5.950% due 09/15/2016		400	451
7.625% due 03/15/2014		1,000	1,147
AT&T Corp.
8.000% due 11/15/2031		7	9
AT&T, Inc.
5.350% due 09/01/2040		228	217
Aviation Capital Group
7.125% due 10/15/2020		11,400	11,797
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	7,350
4.250% due 04/05/2017		3,005	4,381
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	1,000	1,252

Bank of America Corp.
0.750% due 09/11/2012		$1,500	1,498
4.000% due 03/28/2018	EUR	1,400	1,891
7.375% due 05/15/2014		$200	225
Bear Stearns Cos. LLC
6.950% due 08/10/2012		500	534
7.250% due 02/01/2018		10,400	12,360
Black & Decker Corp.
8.950% due 04/15/2014		50	59
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,110
Buckeye Partners LP
4.875% due 02/01/2021		3,500	3,535
Capital One Financial Corp.
7.375% due 05/23/2014		500	571
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		6,900	6,957
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,300
7.000% due 05/01/2014		1,729	1,753
Citigroup Funding, Inc.
1.875% due 10/22/2012		10,900	11,114
Citigroup, Inc.
1.111% due 02/15/2013		4,000	3,986
2.262% due 08/13/2013		9,500	9,684
5.500% due 04/11/2013		2,500	2,655
6.000% due 08/15/2017		5,400	5,918
6.125% due 05/15/2018		689	759
6.375% due 08/12/2014		100	111
6.500% due 08/19/2013		4,400	4,787
8.500% due 05/22/2019		5,200	6,452
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,108
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,066
Comcast Corp.
5.700% due 07/01/2019		5,000	5,568
Continental Airlines Pass-Through Trust
6.000% due 01/12/2019		1,900	1,834
CVS Pass-Through Trust
7.507% due 01/10/2032		2,728	3,241
Cytec Industries, Inc.
8.950% due 07/01/2017		250	312
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,330
DirecTV Holdings LLC
5.200% due 03/15/2020		3,500	3,707
DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,921
Dow Chemical Co.
2.518% due 08/08/2011		2,550	2,556
5.900% due 02/15/2015		1,500	1,686
7.600% due 05/15/2014		2,000	2,320
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,939
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		6,800	7,463
8.125% due 01/15/2020		2,000	2,323
8.700% due 10/01/2014		5,200	5,833
9.875% due 08/10/2011		1,200	1,209
General Electric Capital Corp.
0.507% due 09/15/2014		800	787
1.144% due 01/07/2014		21,570	21,709
2.625% due 12/28/2012		10,900	11,232
5.625% due 05/01/2018		40	44
5.875% due 01/14/2038		430	436
6.875% due 01/10/2039		200	227
Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	9,589
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		534	504
0.785% due 01/12/2015		200	193
5.375% due 02/15/2013	EUR	2,500	3,747
5.375% due 03/15/2020		$2,600	2,688
5.500% due 11/15/2014		200	216
5.950% due 01/18/2018		3,500	3,776
6.000% due 05/01/2014		1,500	1,646
6.150% due 04/01/2018		255	278
7.500% due 02/15/2019		5,000	5,823
Health Care Service Corp.
4.700% due 01/15/2021		4,800	4,932
HSBC Finance Corp.
0.478% due 08/09/2011		6,650	6,652
6.676% due 01/15/2021		15,600	16,024
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,020
5.400% due 02/15/2012		300	305
5.875% due 05/01/2013		1,000	1,029
6.375% due 03/25/2013		5,300	5,486
6.750% due 09/01/2016		700	749
JPMorgan Chase & Co.
1.694% due 10/12/2015	EUR	800	1,105
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		3,700	5,237
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$19	21
6.850% due 02/15/2020		400	462
6.950% due 01/15/2038		75	82
7.400% due 03/15/2031		200	228
9.000% due 02/01/2019		300	385
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,377
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	387
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	55
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,119
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		1,600	1,597
5.000% due 01/15/2015		200	212
6.150% due 04/25/2013		800	859
6.400% due 08/28/2017		4,250	4,643
6.875% due 04/25/2018		4,820	5,338
6.875% due 11/15/2018		14,354	15,759
Morgan Stanley
0.596% due 06/20/2012		100	100
0.726% due 10/18/2016		200	184
0.758% due 10/15/2015		44	42
1.711% due 04/13/2016	EUR	4,450	6,042
1.752% due 01/16/2017		4,300	5,796
6.625% due 04/01/2018		$200	221
7.300% due 05/13/2019		400	454
NBC Universal Media LLC
5.150% due 04/30/2020		3,500	3,700
NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,052
7.119% due 12/15/2017		1,800	2,018
Office Depot, Inc.
6.250% due 08/15/2013		3,000	3,090
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,936
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,077
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	318
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	409
6.250% due 07/15/2013		1,300	1,395
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,088
SLM Corp.
0.574% due 01/27/2014		896	850
5.375% due 01/15/2013		8,400	8,635
8.000% due 03/25/2020		2,000	2,150
Springleaf Finance Corp.
0.540% due 08/17/2011		5,400	5,363
5.200% due 12/15/2011		3,800	3,816
5.625% due 08/17/2011		1,100	1,101
5.900% due 09/15/2012		2,000	2,010
Sprint Capital Corp.
8.375% due 03/15/2012		1,800	1,881
Stone Street Trust
5.902% due 12/15/2015		13,000	13,633
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	364
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	99
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,004
Valero Energy Corp.
9.375% due 03/15/2019		50	64
Wachovia Bank N.A.
0.577% due 03/15/2016		1,200	1,141
0.653% due 11/03/2014		1,900	1,870
Wachovia Corp.
0.517% due 06/15/2017		64	60
0.648% due 10/15/2016		1,600	1,537
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		3,200	3,243
WEA Finance LLC
5.750% due 09/02/2015		500	556
Wells Fargo & Co.
0.473% due 10/28/2015		600	581
Wells Fargo Capital XIII
7.700% due 12/29/2049		100	102
WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	28,883
4.375% due 05/19/2014		22,650	33,918

			524,820

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan, Inc.
5.672% due 02/17/2051		$3,100	3,392
Citigroup Mortgage Loan Trust, Inc.
5.082% due 05/25/2035		491	445
Extended Stay America Trust
2.950% due 11/05/2027		2,572	2,558
Merrill Lynch Floating Trust
0.728% due 07/09/2021		2,350	2,258
Morgan Stanley Re-REMIC Trust
5.992% due 08/15/2045		200	219
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		340	336
WaMu Mortgage Pass-Through Certificates
0.466% due 11/25/2045		299	234

			9,442

MUNICIPAL BONDS & NOTES 3.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	11,200	11,590
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	4,700	5,151
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	2,979
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	4,724
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,600	1,680
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,400	12,701
6.750% due 08/01/2049	6,900	7,867
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,700	3,058
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	7,472
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,001
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,000	2,328
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	4,800	4,800
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	1,500	1,535
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2035	4,000	4,135
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	6,651
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	6,468
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.334% due 02/15/2028	16,500	18,831
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,474
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	4,100	4,316
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	2,200	2,381
Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	25	27

		112,169

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust I
8.125% due 12/15/2040	150,000	3,854

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,018
0.616% due 11/25/2040	8,017	8,011
0.636% due 11/25/2040	8,087	8,081
2.375% due 07/28/2015	100	103
3.500% due 08/01/2013 - 03/01/2041	58,695	56,593
4.000% due 09/01/2040 - 04/01/2041	84,869	84,936
4.500% due 01/01/2039 - 07/01/2041	33,557	34,723
5.500% due 07/01/2041	5,000	5,406
Freddie Mac
0.667% due 10/15/2040	16,050	16,042
5.000% due 07/15/2014	600	671
NCUA Guaranteed Notes
0.570% due 03/06/2020	7,275	7,275
Tennessee Valley Authority
0.000% due 04/15/2042 (b)	1,000	1,037
4.700% due 07/15/2033	1,200	1,196
5.250% due 09/15/2039	1,450	1,541

		231,633

U.S. TREASURY OBLIGATIONS 3.2%
Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020	11,960	12,649
2.125% due 02/15/2041	18,072	19,622
2.375% due 01/15/2025	1,909	2,195
2.375% due 01/15/2027	2,007	2,289
2.500% due 01/15/2029 (e)(f)	46,626	54,232
3.875% due 04/15/2029	9,028	12,379

		103,366

Total United States (Cost $983,836)		1,007,706

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,200	1,137

Total Virgin Islands (British) (Cost $1,144)		1,137

SHORT-TERM INSTRUMENTS 14.4%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bradesco S.A.
1.955% due 01/24/2013	$4,000	4,033
Banco Do Brasil S.A.
0.000% due 11/15/2011	7,400	7,427
BNP Paribas
0.660% due 03/02/2012	5,600	5,605
Itau Unibanco S.A.
0.000% due 07/19/2011	5,700	5,696
0.000% due 09/12/2011	6,800	6,785
0.000% due 12/12/2011	7,000	6,958

		36,504

REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.010% due 07/01/2011	5,000	5,000

(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $5,088. Repurchase proceeds are $5,000.)
SHORT-TERM NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011	2,400	2,380
2.596% due 12/29/2011	2,400	2,380

		4,760

JAPAN TREASURY BILLS 1.6%
0.106% due 07/19/2011	JPY 4,090,000	50,802

U.S. TREASURY BILLS 0.1%
0.032% due 08/11/2011 - 09/22/2011 (a)(e)	$2,120	2,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 11.3%
	36,661,369	367,310

Total Short-Term Instruments (Cost $464,381)		466,496

PURCHASED OPTIONS (h) 0.0%
(Cost $242)		333

Total Investments 100.2% (Cost $3,148,725)		$3,251,174
Written Options (i) (0.1%) (Premiums $4,448)		(2,840)
Other Assets and Liabilities (Net) (0.1%)		(3,226)

Net Assets 100.0%		$3,245,108

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $14,955 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $8,380 and cash of $30 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	26	$(20)
90-Day Euribor December Futures	Long	12/2012	241	262
90-Day Euribor September Futures	Long	09/2011	26	(24)
90-Day Euribor September Futures	Long	09/2012	210	271
90-Day Eurodollar September Futures	Long	09/2012	474	394
90-Day Eurodollar September Futures	Long	09/2013	619	(295)
Canada Government 10-Year Bond September Futures	Long	09/2011	70	(17)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	1,767	(621)
U.S. Treasury 10-Year Note September Futures	Short	09/2011	745	(171)
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	345	40

				$(181)

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.286%	$50	$(3)	$0	$(3)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.573%	250	8	23	(15)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	0.597%	350	(50)	(36)	(14)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.814%	50	0	0	0
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	2.822%	3,000	(146)	19	(165)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	3.315%	450	(36)	(42)	6
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	3.315%	550	59	69	(10)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	1.701%	50	(3)	0	(3)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.997%	1,000	69	16	53

							$(102)	$49	$(151)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	1.000%	03/20/2016	1.712%		$3,400	$(106)	$(124)	$18
Alcoa, Inc.	GSC	1.000%	06/20/2016	1.808%		6,000	(223)	(173)	(50)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%		4,400	21	(11)	32
ArcelorMittal	BNP	1.000%	03/20/2016	2.189%		3,400	(174)	(202)	28
Australia Government Bond	BCLY	1.000%	03/20/2016	0.507%		1,800	41	39	2
Australia Government Bond	BOA	1.000%	09/20/2015	0.462%		7,400	166	171	(5)
Banque Centrale de Tunisie S.A.	BCLY	1.000%	03/20/2016	1.702%		14,600	(451)	(568)	117
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%	EUR	900	17	(135)	152
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%		$600	101	9	92
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		1,200	203	37	166
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%		900	160	15	145
Brazil Government International Bond	BCLY	3.810%	02/20/2014	0.763%		40	4	0	4
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.523%		4,850	(209)	(202)	(7)
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		850	(1)	(8)	7
Brazil Government International Bond	CITI	1.000%	06/20/2021	1.523%		660	(29)	(26)	(3)
Brazil Government International Bond	DUB	1.000%	03/20/2021	1.510%		10,000	(413)	(446)	33
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.523%		3,750	(162)	(166)	4
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.560%		11,200	(502)	(569)	67
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.006%		5,000	0	12	(12)
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.043%		5,100	(8)	(51)	43
China Government International Bond	CSFB	1.000%	03/20/2015	0.654%		7,000	90	76	14
Comcast Corp.	CITI	1.000%	12/20/2015	0.748%		3,000	34	16	18
Emirate of Abu Dhabi Government Bond	CITI	1.000%	03/20/2016	0.882%		1,000	6	(1)	7
Emirate of Abu Dhabi Government Bond	DUB	1.000%	12/20/2014	0.696%		1,200	13	(47)	60
Emirate of Abu Dhabi Government Bond	JPM	1.000%	03/20/2016	0.882%		500	3	0	3
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2014	0.696%		2,000	21	(35)	56
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		2,800	16	(8)	24
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		1,000	4	(8)	12
Emirate of Abu Dhabi Government Bond	RBS	1.000%	03/20/2016	0.882%		1,000	6	(1)	7
Emirate of Abu Dhabi Government Bond	UBS	1.000%	03/20/2016	0.882%		500	3	0	3
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.544%		650	(17)	(18)	1
Export-Import Bank of China	MSC	1.000%	09/20/2016	1.544%		650	(17)	(18)	1

France Government Bond	BOA	0.250%	06/20/2015	0.624%		2,200	(31)	(42)	11
France Government Bond	BOA	0.250%	12/20/2015	0.700%		20,900	(406)	(722)	316
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	03/20/2016	1.313%		3,400	(47)	(10)	(37)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%		200	(2)	(12)	10
General Electric Capital Corp.	UBS	1.000%	12/20/2015	1.207%		10,600	(90)	(367)	277
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%		1,700	14	23	(9)
Japan Government International Bond	BNP	1.000%	09/20/2015	0.749%		6,400	69	38	31
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		3,900	31	34	(3)
Japan Government International Bond	RBS	1.000%	03/20/2016	0.832%		2,800	23	41	(18)
Lincoln National Corp.	GSC	1.000%	03/20/2016	1.523%		3,600	(83)	(104)	21
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		3,300	(105)	(99)	(6)
MetLife, Inc.	CITI	1.000%	03/20/2016	1.437%		3,400	(66)	(73)	7
MetLife, Inc.	GSC	1.000%	06/20/2016	1.492%		6,000	(136)	(173)	37
Mexico Government International Bond	CITI	1.000%	12/20/2014	0.851%		60	0	(2)	2
Mexico Government International Bond	CITI	1.000%	03/20/2016	1.012%		850	0	(9)	9
Mexico Government International Bond	CITI	1.000%	06/20/2021	1.412%		50	(2)	(2)	0
Mexico Government International Bond	DUB	1.000%	06/20/2021	1.412%		10,000	(340)	(388)	48
Mexico Government International Bond	HSBC	1.000%	12/20/2015	0.980%		13,450	16	0	16
Mexico Government International Bond	JPM	1.000%	03/20/2016	1.012%		5,000	(1)	(53)	52
Mexico Government International Bond	MSC	1.000%	06/20/2021	1.412%		3,750	(128)	(139)	11
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%		6,800	8	(25)	33
Prudential Financial, Inc.	BNP	1.000%	03/20/2016	1.315%		3,400	(47)	(60)	13
Qatar Government International Bond	CSFB	1.000%	03/20/2016	0.913%		600	3	0	3
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%		3,000	13	(3)	16
Qatar Government International Bond	HSBC	1.000%	06/20/2016	0.946%		500	1	(4)	5
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%		900	4	(1)	5
Qatar Government International Bond	MSC	1.000%	06/20/2016	0.946%		500	1	(4)	5
Qatar Government International Bond	RBS	1.000%	03/20/2016	0.913%		1,000	4	(1)	5
Republic of Germany Government Bond	BOA	0.250%	06/20/2015	0.281%		2,200	(2)	(20)	18
Russia Government International Bond	BCLY	1.000%	09/20/2015	1.242%		3,400	(32)	(124)	92
South Korea Government Bond	DUB	1.000%	09/20/2015	0.859%		300	2	(2)	4
Teck Resources Ltd.	CITI	1.000%	03/20/2016	1.288%		3,400	(43)	(10)	(33)
Texas State General Obligation Bonds, Series 2003	MSC	0.950%	03/20/2021	0.611%		7,200	196	0	196
U.S. Treasury Notes	BNP	0.250%	06/20/2016	0.499%	EUR	2,400	(40)	(24)	(16)

							$(2,619)	$(4,779)	$2,160

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$15,500	$1,908	$2,030	$(122)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	10,850	1,336	1,345	(9)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	2,000	247	265	(18)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	4,500	597	608	(11)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	29,700	277	183	94
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	1,700	15	11	4
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	2,500	10	12	(2)

					$4,390	$4,454	$(64)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC	BRL	18,300	$43	$18	$25
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	286	42	244
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		33,000	109	152	(43)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	615	186	429
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HSBC		104,500	(80)	39	(119)
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MSC		49,900	(24)	23	(47)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		54,000	(135)	42	(177)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		161,000	(428)	(38)	(390)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		46,700	167	275	(108)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	183	(6)	189
Pay	3-Month USD-LIBOR	2.500%	06/15/2016	BCLY		$100	2	0	2
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC		19,700	(450)	609	(1,059)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		33,300	(728)	616	(1,344)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		113,100	(2,474)	1,687	(4,161)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		22,200	(486)	(118)	(368)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		217,100	(4,748)	4,096	(8,844)
Pay	6-Month EUR-EURIBOR	2.000%	06/15/2012	BOA	EUR	42,000	33	(68)	101
Pay	6-Month EUR-EURIBOR	2.000%	06/15/2012	DUB		196,200	151	(318)	469
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC		63,200	(19)	(118)	99
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	38,479	141	(3)	144
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		49,880	185	0	185
Pay	28-Day MXN TIIE	6.590%	12/08/2015	CITI		621,000	568	(2)	570

							$(7,089)	$7,114	$(14,203)

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$16,600	$56	$87
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	47,000	186	246

							$242	$333

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	205	$61	$(45)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	60	20	(25)

				$81	$(70)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		$33,200	$59	$(19)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		94,000	188	(55)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,000	77	(63)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,800	33	(25)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,700	69	(62)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,100	56	(48)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		138,900	1,071	(731)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	36	(36)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	60	(26)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	115	(46)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		13,800	143	(69)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,700	183	(64)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,800	166	(68)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		12,400	122	(62)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		5,200	15	(12)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		5,200	26	(28)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011		24,100	56	(46)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		24,100	111	(89)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		8,200	16	(13)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		8,200	34	(19)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		30,000	166	(101)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		30,000	166	(96)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		17,100	104	(58)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		17,100	86	(55)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		57,000	432	(343)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		50,500	531	(442)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		6,500	33	(14)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	7	0

								$4,170	$(2,694)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	$4,000	$18	$(5)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$(29)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	(42)

						$179	$(71)

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2026	$7,000	$7,149	$(7,125)
Fannie Mae	4.000%	07/01/2041	72,000	72,519	(71,955)
Fannie Mae	6.000%	08/01/2041	32,000	35,204	(35,095)

				$114,872	$(114,175)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	974	07/2011	BNP	$0	$0	$0
Buy		1,006	07/2011	DUB	19	0	19
Sell		22,538	07/2011	DUB	0	(613)	(613)
Buy	BRL	62,130	08/2011	BCLY	1,058	0	1,058
Sell		62,130	08/2011	RBS	0	(1,001)	(1,001)
Sell		36,442	09/2011	BCLY	0	(398)	(398)
Buy		3,269	09/2011	UBS	27	0	27
Buy	CAD	3,401	07/2011	DUB	66	0	66
Buy		600	09/2011	BNP	11	0	11
Sell		39,089	09/2011	DUB	0	(774)	(774)
Sell		15,966	09/2011	RBC	0	(333)	(333)
Buy	CHF	974	07/2011	DUB	0	(12)	(12)
Buy		2,288	08/2011	BOA	127	0	127
Buy		34,956	08/2011	CITI	981	0	981
Buy	CLP	5,873,250	10/2011	CITI	95	0	95
Buy		998,791	10/2011	JPM	13	0	13
Buy		187,005	10/2011	MSC	5	0	5
Buy	CNY	33,890	09/2011	BOA	152	0	152
Buy		31,872	09/2011	CITI	139	0	139
Sell		31,000	09/2011	DUB	3	0	3
Buy		62,322	09/2011	UBS	258	0	258
Buy		15,611	11/2011	BCLY	5	(5)	0
Buy		65,828	11/2011	CITI	53	0	53
Buy		66,882	11/2011	DUB	285	0	285
Buy		213,447	11/2011	HSBC	105	(44)	61
Buy		33,795	11/2011	JPM	0	(13)	(13)
Buy		33,024	11/2011	RBS	28	0	28
Buy		5,050	02/2012	BCLY	0	(3)	(3)
Buy		64,238	02/2012	DUB	112	0	112
Buy		19,509	02/2012	HSBC	0	(1)	(1)
Buy		80,663	02/2012	RBS	0	(41)	(41)
Buy		10,000	06/2012	CITI	1	0	1
Buy		7,400	06/2012	DUB	0	(3)	(3)
Buy		7,159	06/2012	GSC	1	0	1
Buy		7,000	06/2012	HSBC	1	0	1
Buy		2,811	06/2012	JPM	0	0	0
Buy		26,000	06/2012	SOG	0	(14)	(14)
Buy		37,285	02/2013	DUB	11	0	11
Buy		25,000	02/2013	JPM	0	(15)	(15)
Buy		31,000	08/2013	DUB	0	(10)	(10)
Buy		25,000	04/2014	RBS	0	(45)	(45)
Buy		100,000	09/2015	CITI	170	0	170
Buy		117,180	09/2015	DUB	238	0	238
Buy		28,920	09/2015	JPM	65	0	65
Buy	COP	744,400	09/2011	BCLY	20	0	20
Buy		23,134,710	09/2011	CITI	622	0	622
Sell		365,000	09/2011	CITI	0	(6)	(6)
Sell	EUR	65,180	07/2011	BCLY	271	(496)	(225)
Buy		13,603	07/2011	BNP	23	(26)	(3)
Sell		3,000	07/2011	BNP	0	(59)	(59)
Sell		43,738	07/2011	BOA	939	0	939
Buy		3,169	07/2011	CITI	100	0	100
Sell		50,640	07/2011	CITI	50	(523)	(473)
Buy		52,784	07/2011	CSFB	389	0	389
Buy		12,498	07/2011	DUB	174	0	174
Buy		1,519	07/2011	HSBC	0	(49)	(49)
Sell		2,021	07/2011	HSBC	17	0	17

Buy		44,666	07/2011	JPM	324	0	324
Buy		965	07/2011	RBC	7	0	7
Sell		2,342	07/2011	RBC	18	0	18
Buy		39,331	07/2011	RBS	317	(65)	252
Sell		3,361	07/2011	RBS	47	(24)	23
Buy	GBP	2,020	07/2011	DUB	11	0	11
Buy		9,658	09/2011	BCLY	0	(303)	(303)
Buy		1,679	09/2011	BNP	0	(2)	(2)
Buy		9,657	09/2011	CITI	0	(321)	(321)
Sell		1,362	09/2011	RBC	45	0	45
Buy		9,513	09/2011	UBS	0	(366)	(366)
Buy	HKD	3,890	09/2011	UBS	0	0	0
Buy	INR	170,266	08/2011	BCLY	59	0	59
Buy		1,981,966	08/2011	CITI	1,910	0	1,910
Buy		268,500	08/2011	DUB	248	0	248
Sell		939,563	08/2011	HSBC	0	(672)	(672)
Buy	JPY	362,894	07/2011	BNP	0	(1)	(1)
Sell		2,716,902	07/2011	BOA	0	(1,291)	(1,291)
Sell		11,217	07/2011	CITI	0	(5)	(5)
Buy		1,124,130	07/2011	CSFB	203	0	203
Buy		532,167	07/2011	DUB	50	0	50
Buy		12,803,761	07/2011	JPM	6,198	0	6,198
Buy		292,463	07/2011	RBS	0	(16)	(16)
Sell		1,372,721	07/2011	RBS	0	(653)	(653)
Buy	KRW	17,907,640	08/2011	BCLY	344	0	344
Buy		33,898,000	08/2011	CITI	791	0	791
Buy		27,000,000	08/2011	JPM	411	0	411
Buy		13,029,473	11/2011	CITI	210	0	210
Buy		12,000,000	11/2011	GSC	175	0	175
Buy		19,000,000	11/2011	JPM	302	0	302
Buy	MXN	165,070	07/2011	CITI	524	0	524
Buy		7,937	07/2011	DUB	34	0	34
Sell		73,577	07/2011	DUB	0	(248)	(248)
Buy		442,885	07/2011	HSBC	1,647	0	1,647
Sell		540,348	07/2011	HSBC	0	(556)	(556)
Buy		44,243	07/2011	MSC	19	0	19
Sell		46,211	07/2011	MSC	0	(125)	(125)
Buy		500,647	11/2011	HSBC	463	0	463
Sell		23,430	11/2011	JPM	0	(21)	(21)
Buy		220,658	11/2011	MSC	121	0	121
Sell		44,243	11/2011	MSC	0	(20)	(20)
Buy	MYR	85,582	08/2011	BCLY	329	0	329
Buy		41,680	08/2011	CITI	311	0	311
Buy		14,362	08/2011	HSBC	87	0	87
Buy		7,100	08/2011	JPM	50	0	50
Buy	NOK	651	07/2011	DUB	1	0	1
Sell		39,372	08/2011	CSFB	0	(164)	(164)
Buy		65,001	08/2011	DUB	0	(302)	(302)
Buy	NZD	1,203	07/2011	DUB	29	0	29
Sell	PEN	23,251	08/2011	CITI	0	(18)	(18)
Buy		23,160	08/2011	MSC	74	0	74
Buy	PHP	43,830	11/2011	HSBC	8	0	8
Buy		921,238	03/2012	CITI	0	(52)	(52)
Buy		739,000	03/2012	JPM	0	(21)	(21)
Buy	PLN	6,798	08/2011	BCLY	109	0	109
Buy		2,669	08/2011	CITI	39	0	39
Buy		43,517	08/2011	UBS	751	0	751
Buy	RUB	905,464	07/2011	CITI	0	(68)	(68)
Sell		905,464	07/2011	CITI	0	(167)	(167)
Buy		905,464	07/2011	HSBC	224	0	224
Sell		905,464	07/2011	HSBC	68	0	68
Buy		905,464	09/2011	CITI	235	0	235
Buy		24,664	09/2011	HSBC	7	0	7
Buy	SEK	4,381	07/2011	DUB	13	0	13
Buy		153,308	08/2011	CITI	0	(1,031)	(1,031)
Buy		12,876	08/2011	CSFB	0	(19)	(19)
Buy	SGD	6,035	09/2011	BCLY	150	0	150
Buy		9,800	09/2011	CITI	316	0	316
Buy		9,400	09/2011	DUB	153	0	153
Buy		2,000	09/2011	GSC	4	0	4
Sell		3,350	09/2011	HSBC	0	(27)	(27)
Buy		14,358	09/2011	JPM	379	0	379
Buy		12,000	09/2011	RBS	343	0	343
Buy		1,500	09/2011	UBS	0	0	0
Buy		16,559	12/2011	CITI	318	0	318
Buy	THB	9,910	07/2011	BCLY	2	0	2

Buy	TWD	220,234	01/2012	BCLY	88	0	88
Buy		247,552	01/2012	CITI	113	0	113
Buy		150,000	01/2012	GSC	69	0	69
Buy		301,642	01/2012	HSBC	77	(2)	75
Buy		150,000	01/2012	JPM	73	0	73
Buy	ZAR	27,099	07/2011	BCLY	154	0	154
Buy		3,788	07/2011	HSBC	18	0	18
Sell		173,537	07/2011	HSBC	0	(580)	(580)
Buy		142,651	07/2011	JPM	175	0	175
Buy		4,662	10/2011	CITI	8	0	8
Buy		173,537	10/2011	HSBC	573	0	573

					$26,460	$(11,624)	$14,836

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$20,039	$0	$20,039
Sovereign Issues	0	63,499	0	63,499
Bahrain
Sovereign Issues	0	3,930	0	3,930
Bermuda
Corporate Bonds & Notes	0	16,283	0	16,283
Brazil
Corporate Bonds & Notes	0	42,559	2,993	45,552
Sovereign Issues	0	97,562	0	97,562
Canada
Asset-Backed Securities	0	4,881	0	4,881
Bank Loan Obligations	0	2,002	0	2,002
Corporate Bonds & Notes	0	35,373	0	35,373
Sovereign Issues	0	185,004	0	185,004
Cayman Islands
Asset-Backed Securities	0	9,620	0	9,620
Corporate Bonds & Notes	0	29,200	0	29,200
Chile
Corporate Bonds & Notes	0	6,719	0	6,719
Colombia
Corporate Bonds & Notes	0	2,165	0	2,165
Denmark
Corporate Bonds & Notes	0	13,168	0	13,168
Egypt
Bank Loan Obligations	0	2,378	0	2,378
Finland
Corporate Bonds & Notes	0	1,106	0	1,106
France
Corporate Bonds & Notes	0	92,892	0	92,892
Sovereign Issues	0	18,889	0	18,889
Germany
Bank Loan Obligations	0	1,455	0	1,455
Corporate Bonds & Notes	0	3,929	0	3,929
Sovereign Issues	0	275,474	0	275,474
Hong Kong
Corporate Bonds & Notes	0	4,816	0	4,816
India
Corporate Bonds & Notes	0	6,866	0	6,866
Indonesia
Corporate Bonds & Notes	0	3,485	0	3,485
Ireland
Asset-Backed Securities	0	2,572	0	2,572
Corporate Bonds & Notes	0	6,205	0	6,205
Italy
Corporate Bonds & Notes	0	7,671	0	7,671
Japan
Corporate Bonds & Notes	0	10,822	0	10,822
Sovereign Issues	0	76,179	0	76,179
Luxembourg
Bank Loan Obligations	0	4,018	0	4,018
Corporate Bonds & Notes	0	308	0	308
Malaysia
Corporate Bonds & Notes	0	517	0	517
Mexico
Corporate Bonds & Notes	0	29,744	0	29,744
Sovereign Issues	0	88,647	0	88,647
Netherlands
Asset-Backed Securities	0	693	0	693
Corporate Bonds & Notes	0	83,452	0	83,452
Mortgage-Backed Securities	0	1,314	0	1,314
Sovereign Issues	0	3,572	0	3,572
New Zealand
Corporate Bonds & Notes	0	1,417	0	1,417
Norway
Corporate Bonds & Notes	0	52,853	0	52,853

Poland
Sovereign Issues	0	2,362	0	2,362
Qatar
Corporate Bonds & Notes	0	21,426	0	21,426
Sovereign Issues	0	6,948	0	6,948
Russia
Corporate Bonds & Notes	0	53,193	0	53,193
Sovereign Issues	0	51,619	0	51,619
South Africa
Sovereign Issues	0	3,712	0	3,712
South Korea
Corporate Bonds & Notes	0	5,964	0	5,964
Sovereign Issues	0	29,647	0	29,647
Spain
Corporate Bonds & Notes	0	5,002	0	5,002
Supranational
Corporate Bonds & Notes	0	134	0	134
Sweden
Corporate Bonds & Notes	0	27,773	0	27,773
United Arab Emirates
Corporate Bonds & Notes	0	6,771	0	6,771
United Kingdom
Corporate Bonds & Notes	0	163,723	0	163,723
Mortgage-Backed Securities	0	14,258	0	14,258
Sovereign Issues	0	66,699	0	66,699
United States
Asset-Backed Securities	0	6,354	0	6,354
Bank Loan Obligations	0	16,068	0	16,068
Corporate Bonds & Notes	0	522,986	1,834	524,820
Mortgage-Backed Securities	0	9,442	0	9,442
Municipal Bonds & Notes	0	112,169	0	112,169
Preferred Securities	0	3,854	0	3,854
U.S. Government Agencies	0	224,358	7,275	231,633
U.S. Treasury Obligations	0	103,366	0	103,366
Virgin Islands (British)
Corporate Bonds & Notes	0	1,137	0	1,137
Short-Term Instruments
Certificates of Deposit	0	36,504	0	36,504
Repurchase Agreements	0	5,000	0	5,000
Short-Term Notes	0	4,760	0	4,760
Japan Treasury Bills	0	50,802	0	50,802
U.S. Treasury Bills	0	2,120	0	2,120
PIMCO Short-Term Floating NAV Portfolio	367,310	0	0	367,310
Purchased Options
Interest Rate Contracts	0	333	0	333
	$367,310	$2,871,762	$12,102	$3,251,174
Short Sales, at value	$0	$(114,175)	$0	$(114,175)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,516	0	2,516
Foreign Exchange Contracts	0	26,460	0	26,460
Interest Rate Contracts	967	2,457	0	3,424
	$967	$31,433	$0	$32,400

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(576)	0	(576)
Foreign Exchange Contracts	0	(11,624)	0	(11,624)
Interest Rate Contracts	(1,148)	(19,424)	(71)	(20,643)
	$(1,148)	$(31,624)	$(71)	$(32,843)

Totals	$367,129	$2,757,396	$12,031	$3,136,556

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$3,028	$0	$0	$(4)	$0	$(31)	$0	$0	$2,993	$(31)
Ireland
Asset-Backed Securities	2,427	0	0	6	0	139	0	(2,572)	0	0
United States
Corporate Bonds & Notes	1,862	0	0	0	0	(28)	0	0	1,834	(28)
U.S. Government Agencies	7,796	0	(525)	0	0	4	0	0	7,275	3

	$15,113	$0	$(525)	$2	$0	$84	$0	$(2,572)	$12,102	$(56)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(143)	$0	$0	$0	$0	$72	$0	$0	$(71)	$72

Totals	$14,970	$0	$(525)	$2	$0	$156	$0	$(2,572)	$12,031	$16

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.6%
CORPORATE BONDS & NOTES 3.8%
Commonwealth Bank of Australia
0.525% due 09/17/2014		$4,900	$4,908
0.705% due 07/12/2013		7,100	7,101
Macquarie Bank Ltd.
3.300% due 07/17/2014		6,800	7,226
4.100% due 12/17/2013		4,400	4,734
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,064
Westpac Banking Corp.
2.700% due 12/09/2014		9,000	9,379
2.900% due 09/10/2014		4,200	4,408

			38,820

MORTGAGE-BACKED SECURITIES 0.8%
Medallion Trust
0.387% due 05/25/2035		1,464	1,440
Puma Finance Ltd.
0.328% due 02/21/2038		1,306	1,256
5.047% due 08/22/2037	AUD	827	855
5.340% due 07/12/2036		462	489
Swan Trust
6.190% due 04/25/2041		3,473	3,754
Torrens Trust
5.270% due 10/19/2038		1,107	1,163

			8,957

Total Australia (Cost $45,652)			47,777

BRAZIL 0.1%
CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
3.875% due 01/27/2016		$200	205
5.375% due 01/27/2021		700	722
7.875% due 03/15/2019		400	486

Total Brazil (Cost $1,376)			1,413

CANADA 4.5%
ASSET-BACKED SECURITIES 0.1%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	766	808

CORPORATE BONDS & NOTES 1.6%
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,973
Honda Canada Finance, Inc.
1.466% due 03/26/2012		9,000	9,302
Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,078

			16,353

SOVEREIGN ISSUES 2.8%
Canada Government Bond
1.750% due 03/01/2013		27,300	28,424
3.750% due 06/01/2012		400	424

			28,848

Total Canada (Cost $43,231)			46,009

CAYMAN ISLANDS 1.1%
ASSET-BACKED SECURITIES 0.1%
Duane Street CLO
0.518% due 11/08/2017		$1,359	1,313

CORPORATE BONDS & NOTES 1.0%
IPIC GMTN Ltd.
5.000% due 11/15/2020		600	597
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,600	1,696
Transocean, Inc.
4.950% due 11/15/2015		4,800	5,195
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,500	2,227

			9,715

Total Cayman Islands (Cost $10,373)			11,028

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	451	94
Realkredit Danmark A/S
2.480% due 01/01/2038		2,466	457

Total Denmark (Cost $473)			551

FRANCE 7.2%
CORPORATE BONDS & NOTES 7.1%
BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	500	731
4.750% due 05/28/2013		3,900	5,900
Cie de Financement Foncier
1.625% due 07/23/2012		$10,400	10,485
2.500% due 09/16/2015		4,900	4,857
4.000% due 07/21/2011	EUR	5,200	7,549
4.500% due 01/09/2013		1,200	1,797
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$5,000	5,006
Dexia Credit Local S.A.
0.535% due 01/12/2012		3,000	2,999
2.625% due 01/21/2014	EUR	3,100	4,496
2.750% due 01/10/2014		$12,600	12,823
2.750% due 04/29/2014		8,400	8,526
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	400	593
Societe Generale SCF
4.000% due 07/07/2016		500	752
Vivendi S.A.
5.750% due 04/04/2013		$3,600	3,859
6.625% due 04/04/2018		2,600	2,944

			73,317

SOVEREIGN ISSUES 0.1%
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	400	583

Total France (Cost $72,581)			73,900

GERMANY 7.1%
BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	2,100	3,054

CORPORATE BONDS & NOTES 0.9%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		3,500	5,091
Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	4,000	4,313

			9,404

SOVEREIGN ISSUES 5.9%
FMS Wertmanagement
1.338% due 01/20/2014	EUR	5,800	8,459
Republic of Germany Government Bond
4.750% due 07/04/2028		2,300	3,789
5.625% due 01/04/2028		10,200	18,417
6.500% due 07/04/2027		15,300	30,025

			60,690

Total Germany (Cost $70,964)			73,148

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.007% due 02/24/2014		$700	696

Total India (Cost $700)			696

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.4%
Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	1,100	1,487
Magi Funding PLC
1.835% due 04/11/2021		1,580	2,143

			3,630

MORTGAGE-BACKED SECURITIES 0.2%
Immeo Residential Finance PLC
1.631% due 12/15/2016		1,232	1,674
Talisman Finance PLC
1.527% due 04/22/2017		590	749

			2,423

Total Ireland (Cost $6,105)			6,053

ITALY 2.1%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
1.644% due 12/12/2024	EUR	265	379

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$1,300	1,298
6.500% due 02/24/2021		2,800	2,923

			4,221

SOVEREIGN ISSUES 1.7%
Italy Buoni Poliennali Del Tesoro
4.750% due 02/01/2013	EUR	11,400	17,011

Total Italy (Cost $20,511)			21,611

JAPAN 0.3%
MORTGAGE-BACKED SECURITIES 0.0%
JLOC Ltd.
0.498% due 01/15/2015	JPY	27,599	319

SOVEREIGN ISSUES 0.3%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,510

Total Japan (Cost $2,520)			2,829

JERSEY, CHANNEL ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,615	2,359

CORPORATE BONDS & NOTES 0.8%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	2,665	3,454
WPP PLC
6.000% due 04/04/2017		2,500	4,381

			7,835

Total Jersey, Channel Islands (Cost $8,760)			10,194

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.2%
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	967	1,339
Penta CLO S.A.
1.934% due 06/04/2024		871	1,155

			2,494

BANK LOAN OBLIGATIONS 0.0%
Intelsat Ltd.
5.250% due 04/02/2018		$500	502

CORPORATE BONDS & NOTES 0.1%
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	400	595

Total Luxembourg (Cost $3,376)			3,591

NETHERLANDS 2.7%
ASSET-BACKED SECURITIES 0.2%
Eurocredit CDO BV
1.678% due 02/22/2020	EUR	1,591	2,150

CORPORATE BONDS & NOTES 2.0%
ABN AMRO Bank NV
3.250% due 01/18/2013		2,900	4,267
3.750% due 01/12/2012		900	1,320
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$2,600	2,590
3.200% due 11/03/2014		2,000	2,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		800	1,024
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,385
NIBC Bank NV
2.800% due 12/02/2014		$3,000	3,124
3.500% due 04/07/2014	EUR	2,000	3,000
Ziggo Finance BV
6.125% due 11/15/2017		600	857

			20,667

MORTGAGE-BACKED SECURITIES 0.3%
Delphinus BV
1.723% due 11/28/2031		756	1,092
Dutch Mortgage Portfolio Loans BV
1.681% due 11/20/2035		1,301	1,849

			2,941

SOVEREIGN ISSUES 0.2%
Netherlands Government Bond
4.500% due 07/15/2017		1,100	1,742

Total Netherlands (Cost $25,552)			27,500

NEW ZEALAND 2.4%
SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	19,700	16,429
6.000% due 05/15/2021		9,000	7,972

Total New Zealand (Cost $22,237)			24,401

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.5%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	3,500	4,895

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,345

Total Norway (Cost $6,799)			7,240

QATAR 0.2%
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,442

Total Qatar (Cost $2,274)			2,442

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$2,600	3,107
10.500% due 03/25/2014		200	239

Total Russia (Cost $3,230)			3,346

SOUTH KOREA 0.3%
SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,741

Total South Korea (Cost $2,777)			2,741

SPAIN 1.3%
SOVEREIGN ISSUES 1.3%
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	9,500	13,698

Total Spain (Cost $13,457)			13,698

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	2,092

Total Sweden (Cost $1,778)			2,092

UNITED KINGDOM 13.9%
ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.994% due 06/20/2022	EUR	285	413

CORPORATE BONDS & NOTES 8.7%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		6,600	9,529
Bank of Scotland PLC
4.375% due 07/13/2016		800	1,189
4.500% due 10/23/2013		200	300
5.625% due 05/23/2013		400	603
Barclays Bank PLC
2.700% due 03/05/2012		$100	102
6.050% due 12/04/2017		1,200	1,272
10.179% due 06/12/2021		2,000	2,519
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,311
3.125% due 03/10/2012		$100	102
3.125% due 10/01/2015		2,800	2,876
HBOS PLC
6.750% due 05/21/2018		3,000	2,889
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	851
Lloyds TSB Bank PLC
2.624% due 01/24/2014		$800	812
2.800% due 04/02/2012		4,500	4,581
4.375% due 01/12/2015		900	914
4.875% due 01/21/2016		1,900	1,944
12.000% due 12/29/2049		1,500	1,632
Nationwide Building Society
2.500% due 08/17/2012		2,300	2,352
2.875% due 09/14/2015	EUR	1,200	1,698
4.625% due 09/13/2012		1,500	2,237
5.500% due 07/18/2012		$8,800	9,193
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		5,700	5,708
1.450% due 10/20/2011		9,900	9,933
1.500% due 03/30/2012		15,200	15,339
2.750% due 06/18/2013	EUR	3,600	5,244
4.375% due 03/27/2012	AUD	3,500	3,732
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	424
XL Capital Finance Europe PLC
6.500% due 01/15/2012		400	412

			89,698

MORTGAGE-BACKED SECURITIES 2.2%
Gosforth Funding PLC
2.286% due 04/24/2047	GBP	3,200	5,169
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	3,300	4,805
2.727% due 10/15/2054		4,300	6,256
Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	2,111	2,940
Newgate Funding PLC
2.074% due 12/15/2050		1,200	1,250
2.721% due 12/15/2050	EUR	900	844
2.971% due 12/15/2050		1,300	1,054

			22,318

SOVEREIGN ISSUES 3.0%
United Kingdom Gilt
4.250% due 12/07/2027	GBP	4,100	6,699
4.250% due 03/07/2036		100	160
4.500% due 09/07/2034		2,900	4,812
4.750% due 12/07/2030		7,100	12,241
5.000% due 03/07/2025		3,800	6,806

			30,718

Total United Kingdom (Cost $138,015)			143,147

UNITED STATES 42.0%
ASSET-BACKED SECURITIES 1.0%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$42	43
AFC Home Equity Loan Trust
0.896% due 12/22/2027		9	6
Amortizing Residential Collateral Trust
0.886% due 10/25/2031		26	21
Amresco Residential Securities Mortgage Loan Trust
1.126% due 06/25/2029		54	45

Bear Stearns Asset-Backed Securities Trust
0.586% due 10/27/2032		29	26
0.846% due 10/25/2032		22	19
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		119	125
6.681% due 12/01/2033		92	98
Countrywide Asset-Backed Certificates
0.526% due 12/25/2036		97	43
4.693% due 10/25/2035		2,734	2,461
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		22	18
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		60	60
Home Equity Mortgage Trust
5.500% due 01/25/2037		488	98
HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037		88	87
Lehman XS Trust
0.356% due 04/25/2046		495	440
New Century Home Equity Loan Trust
1.071% due 05/25/2034		1,164	886
Residential Asset Mortgage Products, Inc.
0.746% due 06/25/2032		20	16
Residential Asset Securities Corp.
0.686% due 07/25/2032 (a)		66	40
0.786% due 06/25/2032		36	19
Salomon Brothers Mortgage Securities VII, Inc.
1.088% due 01/25/2032		37	32
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	3,796	5,236

			9,819

BANK LOAN OBLIGATIONS 0.5%
AGFS Funding Co.
5.500% due 05/10/2017		$3,400	3,340
Charter Communications, Inc.
3.500% due 09/06/2016		995	993
Ford Motor Co.
2.940% due 12/15/2013		216	216
UCI International, Inc.
5.500% due 07/26/2017		997	1,006

			5,555

CORPORATE BONDS & NOTES 14.0%
Ally Financial, Inc.
6.625% due 05/15/2012		3,600	3,685
6.875% due 09/15/2011		4,800	4,842
Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,221
American International Group, Inc.
4.875% due 03/15/2067	EUR	900	1,067
8.000% due 05/22/2068		3,500	5,088
8.175% due 05/15/2068		$3,348	3,671
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (f)		1,100	1,137
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,244
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	6,300	9,261
Bank of America Corp.
4.750% due 05/23/2017		1,900	2,552
6.000% due 09/01/2017		$100	108
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,700	7,963
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,066
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,916
Cardinal Health, Inc.
5.800% due 10/15/2016		500	566
CIT Group, Inc.
5.250% due 04/01/2014		3,200	3,200
Citigroup, Inc.
0.522% due 06/09/2016		2,900	2,669
1.733% due 01/13/2014		2,500	2,518
5.500% due 10/15/2014		600	653
6.000% due 08/15/2017		1,200	1,315
6.125% due 05/15/2018		2,320	2,557
Computer Sciences Corp.
6.500% due 03/15/2018		2,350	2,519
Cytec Industries, Inc.
8.950% due 07/01/2017		200	250
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		4,200	4,263
9.875% due 08/10/2011		200	201
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	418
HCP, Inc.
5.950% due 09/15/2011		200	202
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,792
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,020
5.350% due 03/01/2012		1,000	1,017
5.650% due 06/01/2014		1,000	1,005
6.500% due 09/01/2014		2,600	2,769
6.625% due 11/15/2013		3,000	3,120
6.750% due 09/01/2016		2,100	2,247
JPMorgan Chase & Co.
6.300% due 04/23/2019		600	677
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		760	773
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,900	513
6.875% due 05/02/2018 (a)		6,100	1,670
Lennar Corp.
5.950% due 10/17/2011		900	911
Loews Corp.
5.250% due 03/15/2016		300	327
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,256
Masco Corp.
5.875% due 07/15/2012		300	310
Merrill Lynch & Co., Inc.
1.561% due 10/31/2011	EUR	3,300	4,753
1.621% due 01/31/2014		600	851
2.276% due 09/27/2012		3,600	5,120
Morgan Stanley
1.711% due 04/13/2016		400	543
1.730% due 11/29/2013		1,900	2,687
1.752% due 01/16/2017		200	270
1.874% due 01/24/2014		$2,000	2,016
6.250% due 08/28/2017		400	433
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	901
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,358
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,215
Simon Property Group LP
6.125% due 05/30/2018		1,000	1,122
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,323
Sprint Capital Corp.
8.750% due 03/15/2032		200	217
State Street Capital Trust IV
1.247% due 06/01/2077		2,400	1,956
Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,890
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		1,000	945
6.200% due 04/15/2038		500	556
Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	965
WM Covered Bond Program
3.875% due 09/27/2011	EUR	600	874
4.000% due 11/26/2016		300	442
4.375% due 05/19/2014		2,500	3,744

			143,740

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		$153	112
American General Mortgage Loan Trust
5.150% due 03/25/2058		3,209	3,310
American Home Mortgage Assets
0.376% due 05/25/2046		1,692	954
1.198% due 11/25/2046		1,035	482
American Home Mortgage Investment Trust
2.262% due 10/25/2034		634	569
Banc of America Funding Corp.
2.785% due 02/20/2036		1,648	1,522
5.775% due 01/20/2047		230	154
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,536	2,355
Banc of America Mortgage Securities, Inc.
2.870% due 05/25/2035		1,300	1,062
BCAP LLC Trust
0.356% due 01/25/2037		3,242	1,711
1.035% due 05/25/2037		496	363
5.250% due 04/28/2037		1,095	1,013
5.250% due 08/26/2037		1,100	1,091
5.518% due 02/26/2036		290	265
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		1,786	1,660
2.707% due 08/25/2033		240	237
2.709% due 08/25/2033		25	24
2.710% due 03/25/2035		3,175	2,989
2.731% due 03/25/2035		457	429
2.792% due 05/25/2034		299	279
2.814% due 05/25/2034		108	105
2.853% due 10/25/2033		151	150
2.860% due 02/25/2034		23	21
3.582% due 11/25/2034		245	237
5.230% due 05/25/2047		783	568
Bear Stearns Alt-A Trust
2.790% due 02/25/2036 (a)		2,070	873
2.916% due 09/25/2035		1,188	866
4.627% due 11/25/2036		3,756	2,394
5.142% due 11/25/2036		515	322
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		1,793	1,152
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		1,631	1,595

Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035	687	599
2.660% due 10/25/2035	2,535	2,095
2.869% due 08/25/2035	333	312
5.661% due 09/25/2037	2,735	1,842
Countrywide Alternative Loan Trust
0.376% due 09/25/2046	2,317	1,272
0.381% due 12/20/2046	1,861	994
0.396% due 07/25/2046	95	55
0.536% due 05/25/2037	665	373
1.778% due 11/25/2035	449	260
2.318% due 11/25/2035	346	200
5.250% due 06/25/2035	266	233
5.621% due 02/25/2037	1,160	808
6.000% due 01/25/2037	1,386	891
6.000% due 04/25/2037	456	308
6.250% due 08/25/2037 (a)	299	191
Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	2,600	1,602
0.516% due 02/25/2035	394	293
2.923% due 08/25/2034	76	57
3.042% due 04/20/2035	110	103
3.094% due 11/25/2034	292	246
Credit Suisse First Boston Mortgage Securities Corp.
1.336% due 03/25/2034	313	271
1.870% due 05/25/2032	11	10
2.431% due 07/25/2033	59	56
2.617% due 08/25/2033	281	278
6.500% due 04/25/2033	44	47
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	4,700	86
1.573% due 11/10/2046 (b)	12,245	776
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	145	139
2.848% due 08/25/2035	151	127
GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	37	32
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	17	17
Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)	66	62
0.366% due 01/25/2037	434	257
0.386% due 10/25/2046	1,504	383
0.396% due 04/25/2036	474	271
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033	32	27
GSR Mortgage Loan Trust
1.900% due 03/25/2033	139	139
2.790% due 09/25/2035	247	236
Harborview Mortgage Loan Trust
0.366% due 07/19/2046	2,002	1,163
0.376% due 09/19/2037	794	511
1.128% due 12/19/2036	761	413
2.775% due 07/19/2035	78	59
2.954% due 05/19/2033	268	261
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046	1,716	1,026
0.386% due 11/25/2046	1,773	497
2.664% due 12/25/2034	96	72
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	474	456
5.550% due 10/25/2036	442	420
JPMorgan Mortgage Trust
2.115% due 11/25/2033	163	161
MASTR Alternative Loans Trust
0.586% due 03/25/2036	249	82
Mellon Residential Funding Corp.
0.627% due 12/15/2030	471	436
Merrill Lynch Countrywide Commercial Mortgage Trust
6.164% due 08/12/2049	2,700	2,958
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	3,470	2,553
0.436% due 08/25/2036	193	152
2.302% due 02/25/2033	126	117
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	1,091	977
Residential Accredit Loans, Inc.
0.336% due 02/25/2047	827	388
0.366% due 06/25/2046	2,661	984
0.416% due 05/25/2037	720	184
0.491% due 09/25/2046	732	126
Residential Asset Securitization Trust
0.636% due 12/25/2036 (a)	327	120
5.750% due 02/25/2036 (a)	410	283
6.250% due 10/25/2036 (a)	1,532	1,047
6.500% due 08/25/2036 (a)	818	505
Residential Funding Mortgage Securities I
3.246% due 09/25/2035	162	110
6.500% due 03/25/2032	26	27
Salomon Brothers Mortgage Securities VII, Inc.
0.686% due 05/25/2032	23	19
Sequoia Mortgage Trust
0.536% due 10/19/2026	289	258
0.536% due 07/20/2033	682	638
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 02/25/2034	158	149
2.593% due 04/25/2034	393	346
5.027% due 09/25/2034	472	449
Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046	448	262
0.396% due 05/25/2046	741	412
0.436% due 07/19/2035	1,481	1,040
0.766% due 07/19/2034	172	152
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	170	168
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	1,593	1,329
0.446% due 11/25/2045	465	388
0.496% due 01/25/2045	465	379
0.506% due 08/25/2045	134	111
0.978% due 03/25/2047	2,042	1,282
1.018% due 01/25/2047	769	433
1.778% due 11/25/2046	567	421
2.255% due 03/25/2033	565	542
2.573% due 03/25/2034	522	508
2.576% due 06/25/2033	110	109
2.582% due 04/25/2035	1,800	1,525
2.735% due 08/25/2034	834	796
5.640% due 02/25/2037	1,798	1,326
5.959% due 08/25/2046	2,000	1,723
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.038% due 04/25/2047	1,133	220
1.048% due 04/25/2047	716	208
1.218% due 07/25/2046	580	237
Wells Fargo Mortgage-Backed Securities Trust
2.771% due 07/25/2035	1,803	1,624
2.917% due 06/25/2035	979	962

		78,916

MUNICIPAL BONDS & NOTES 2.3%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,600	1,725
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	1,200	1,332
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,800	3,229
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
8.884% due 01/01/2014	270	236
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	600	566
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	790
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,569
6.500% due 06/01/2023	565	528
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,498
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	2,100	2,394
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	2,653
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.002% due 12/15/2013	370	367
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), (BABs), Series 2010
5.741% due 08/15/2035	800	777
5.891% due 08/15/2040	2,000	1,943
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,133
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	32

		23,772

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.553% due 12/31/2049	130	985
SLM Corp.
5.619% due 01/16/2018	9,000	204

		1,189

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
0.386% due 10/27/2037	$5,700	5,664
0.616% due 11/25/2040	4,475	4,472
0.636% due 11/25/2040	4,513	4,510
0.686% due 10/25/2040 - 12/25/2040	8,521	8,525

2.140% due 12/01/2034		400	416
2.426% due 03/01/2024		17	17
2.566% due 11/01/2023		8	8
2.680% due 11/01/2034		2,689	2,835
4.000% due 09/01/2040 - 07/01/2041		99,375	99,432
5.026% due 05/01/2035		316	339
6.500% due 11/01/2036		477	540
Freddie Mac
0.537% due 12/15/2030		113	113
0.787% due 12/15/2037 - 07/15/2040		4,260	4,289
1.484% due 10/25/2044		2,898	2,910
2.482% due 05/01/2023		35	35
2.520% due 02/01/2029		194	204
2.553% due 04/01/2037		66	70
6.000% due 12/15/2024		179	198
7.400% due 02/01/2021		100	99
Ginnie Mae
0.786% due 02/16/2030		159	160
2.125% due 12/20/2023 - 12/20/2026		53	55
2.250% due 01/20/2030		41	42
2.375% due 02/20/2024		102	106
2.625% due 07/20/2022 - 09/20/2026		109	114
3.375% due 05/20/2022 - 05/20/2030		127	132
6.000% due 08/20/2034		5,268	5,966
NCUA Guaranteed Notes
0.560% due 11/06/2017		21,730	21,737
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,495
7.140% due 05/23/2012		1,000	1,059

			168,542

Total United States (Cost $438,904)			431,533

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,900	2,748

Total Virgin Islands (British) (Cost $2,881)			2,748

SHORT-TERM INSTRUMENTS 7.6%
CERTIFICATES OF DEPOSIT 0.6%
Banco Do Brasil S.A.
0.000% due 02/15/2012		$4,500	4,530
Itau Unibanco S.A.
0.000% due 07/19/2011		1,600	1,599

			6,129

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012		4,800	4,787

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $1,011. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		1,599	1,599
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,635. Repurchase proceeds are $1,599.)

			2,599

SHORT-TERM NOTES 0.6%
Banco Santander Brasil S.A.
1.975% due 12/28/2011		3,500	3,471
2.128% due 12/28/2011		3,100	3,075

			6,546

ITALY TREASURY BILLS 0.2%
1.668% due 11/30/2011	EUR	1,500	2,161

JAPAN TREASURY BILLS 3.9%
0.100% due 08/01/2011 - 09/26/2011 (c)	JPY	3,190,000	39,620

U.S. TREASURY BILLS 1.2%
0.050% due 07/07/2011 - 10/20/2011 (c)(e)(g)		$12,123	12,122

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.4%
		417,772	4,186

Total Short-Term Instruments (Cost $77,554)			78,150

PURCHASED OPTIONS (i) 0.0%
(Cost $3)			0

Total Investments 101.0% (Cost $1,022,083)			$1,037,838
Written Options (j) (0.1%) (Premiums $2,021)			(1,307)
Other Assets and Liabilities (Net) (0.9%)			(8,876)

Net Assets 100.0%			$1,027,655

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $5,950 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,593 at a weighted average interest rate of -1.230%. On June 30, 2011, securities valued at $1,137 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $5,903 and cash of $52 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	191	$11
Euro-Bobl September Futures	Long	09/2011	739	(11)
Euro-Bobl September Futures Put Options Strike @ EUR 108.000	Long	09/2011	185	(1)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	999	308
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	64	0
Japan Government 10-Year Bond September Futures	Long	09/2011	8	46
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	149	30

				$383

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.185%	$7,000	$(47)	$0	$(47)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%	800	(6)	0	(6)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.747%	500	(7)	(10)	3
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%	800	0	0	0
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	2.264%	2,350	152	0	152
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.573%	200	6	2	4
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.318%	200	0	0	0
Historic TW, Inc.	BCLY	(1.050%	)	03/20/2016	0.645%	1,500	(28)	0	(28)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	1.575%	1,000	11	0	11
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	1.892%	1,000	2	0	2
Lennar Corp.	BOA	(5.750%	)	12/20/2012	1.505%	900	(58)	0	(58)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.868%	300	7	0	7
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.645%	3,000	5	0	5
Masco Corp.	MSC	(0.580%	)	09/20/2012	0.797%	300	1	0	1
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.353%	900	(1)	0	(1)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.102%	4,500	(29)	0	(29)
Rohm and Haas Co.	DUB	(1.000%	)	03/20/2013	0.112%	500	(7)	(9)	2
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.370%	3,000	(26)	0	(26)

Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.257%		1,000	19	0	19
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.380%		3,000	(44)	0	(44)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.562%		400	1	0	1
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	1.171%		3,500	(878)	0	(878)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%		1,200	(30)	0	(30)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%		1,200	(31)	0	(31)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.513%		1,000	(26)	0	(26)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.513%		200	(2)	(2)	0
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.218%		100	1	0	1
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.218%		2,500	(45)	0	(45)
WPP PLC	JPM	(3.750%	)	06/20/2017	1.142%	GBP	2,500	(573)	0	(573)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.323%		$400	0	0	0

								$(1,633)	$(19)	$(1,614)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.131%	$1,200	$52	$22	$30
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.893%	2,600	102	47	55
Australia Government Bond	BNP	1.000%	06/20/2015	0.444%	3,200	70	55	15
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%	2,500	57	53	4
Australia Government Bond	GSC	1.000%	06/20/2016	0.527%	700	16	17	(1)
Australia Government Bond	MSC	1.000%	06/20/2016	0.527%	1,800	41	43	(2)
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%	6,000	137	130	7
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.322%	200	1	1	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.322%	900	3	4	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%	3,100	11	14	(3)
California State General Obligation Bonds, Series 2003	CITI	2.750%	03/20/2021	1.651%	2,300	183	0	183
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	1.731%	900	75	0	75
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%	2,500	(2)	0	(2)
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	1.645%	1,300	117	0	117
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%	2,400	87	0	87
California State General Obligation Bonds, Series 2003	MSC	2.150%	06/20/2021	1.657%	2,500	91	0	91
China Government International Bond	CITI	1.000%	03/20/2016	0.783%	400	4	4	0
China Government International Bond	CSFB	1.000%	03/20/2016	0.783%	2,500	26	27	(1)
China Government International Bond	DUB	1.000%	12/20/2015	0.749%	800	9	18	(9)
China Government International Bond	DUB	1.000%	03/20/2016	0.783%	2,900	30	31	(1)
China Government International Bond	HSBC	1.000%	12/20/2015	0.749%	4,700	52	91	(39)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%	2,400	68	0	68
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%	2,500	35	(18)	53
France Government Bond	CITI	0.250%	03/20/2016	0.739%	2,900	(65)	(119)	54
France Government Bond	DUB	0.250%	12/20/2015	0.700%	18,400	(357)	(455)	98
France Government Bond	MSC	0.250%	12/20/2015	0.700%	4,000	(78)	(83)	5
France Government Bond	UBS	0.250%	12/20/2015	0.700%	1,300	(26)	(27)	1
Illinois State General Obligation Bonds, Series 2006	MSC	2.870%	03/20/2021	2.142%	2,000	95	0	95
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.832%	4,400	35	(31)	66
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%	400	3	(4)	7
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%	3,500	12	14	(2)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.346%	3,600	13	15	(2)
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	0.951%	900	31	0	31
Russia Government International Bond	CITI	1.000%	12/20/2011	0.423%	2,100	6	7	(1)
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%	3,700	11	13	(2)
Russia Government International Bond	MSC	1.000%	12/20/2011	0.423%	300	1	1	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%	2,700	12	29	(17)

South Korea Government Bond	DUB	1.000%	03/20/2016	0.939%		2,000	6	(6)	12
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.468%	EUR	8,600	(113)	(126)	13
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%		2,900	(48)	(53)	5
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%		$1,500	31	14	17
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		2,500	52	19	33
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%		7,500	155	50	105
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		9,000	186	58	128
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		5,900	122	133	(11)

							$1,349	$(12)	$1,361

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$2,000	$(17)	$(55)	$38
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	2,900	(23)	(79)	56
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	1,400	(11)	(33)	22
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	6,300	(52)	(232)	180
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	900	(8)	(21)	13
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016	4,100	(52)	(87)	35

					$(163)	$(507)	$344

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	2,300	$49	$0	$49
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	294	0	294
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	6,600	(20)	0	(20)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		11,000	(33)	0	(33)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		3,400	(9)	0	(9)
Pay	1-Year BRL-CDI	11.330%	01/02/2012	MLP		46,000	(108)	0	(108)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,000	185	199	(14)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		44,000	(58)	32	(90)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	10,600,000	(9)	(6)	(3)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		$300	(7)	3	(10)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		1,100	(24)	38	(62)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		1,800	(40)	17	(57)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		1,700	(57)	29	(86)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		1,000	(33)	3	(36)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		2,700	(90)	131	(221)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		1,500	(51)	45	(96)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	5,400	30	28	2
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	27,000	(776)	(143)	(633)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	1,770,000	552	482	70
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		490,000	152	133	19
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		30,000	17	(1)	18
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	42,900	40	14	26
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		65,700	60	(72)	132
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		22,400	26	10	16
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		19,900	23	11	12
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		253,200	290	193	97
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		17,700	(23)	(36)	13
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		21,900	(29)	(98)	69
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		66,000	94	24	70
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		25,300	37	16	21

							$482	$1,052	$(570)

(i)	Purchased options outstanding on June 30, 2011:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 09/01/2041	$83.500	09/06/2011	$24,000	$3	$0

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	274	$119	$(214)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	274	168	(20)

				$287	$(234)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$30,400	$268	$(160)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	11	(10)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	54,200	427	(285)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	50	(22)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,100	123	(46)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	99	(35)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,800	81	(39)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,300	79	(28)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	82	(33)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,500	74	(37)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	95	(33)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	0

							$1,440	$(728)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC EUR versus USD	BOA	$1.450	07/15/2011	EUR 3,100	$50	$(43)

Straddle Options

Description	Counterparty	Exercise Level(6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$4,800	$25	$(31)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011	3,000	15	(20)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011	14,400	157	(236)

					$197	$(287)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	$2,000	$25	$(6)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	10/13/2020	2,200	22	(9)

						$47	$(15)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	8,487	07/2011	DUB	$0	$(231)	$(231)
Sell	BRL	579	08/2011	BCLY	0	(6)	(6)
Buy		579	08/2011	UBS	10	0	10
Buy		579	09/2011	BCLY	6	0	6
Sell	CAD	195	07/2011	BCLY	0	0	0
Buy		2,184	07/2011	MSC	15	0	15
Sell		1,000	09/2011	BCLY	0	0	0
Buy		1,185	09/2011	BNP	21	0	21
Sell		19,146	09/2011	DUB	0	(379)	(379)
Sell		9,809	09/2011	RBC	0	(210)	(210)
Sell	CHF	1,387	08/2011	RBS	6	0	6
Sell	CLP	17,227	10/2011	JPM	0	0	0
Buy	CNY	7,728	09/2011	BOA	35	0	35
Buy		7,603	09/2011	CITI	33	0	33
Sell		19,000	09/2011	DUB	2	0	2
Buy		20,981	09/2011	HSBC	95	0	95
Buy		42,115	09/2011	JPM	200	0	200
Buy		1,407	11/2011	BCLY	0	(1)	(1)
Buy		8,460	11/2011	CITI	11	0	11
Buy		3,455	11/2011	JPM	0	(1)	(1)
Sell		4,224	11/2011	RBS	0	(6)	(6)
Buy		30,000	02/2012	BCLY	0	(6)	(6)
Buy		19,000	08/2013	DUB	0	(6)	(6)
Buy		6,462	04/2014	BCLY	0	(20)	(20)
Buy		13,600	04/2014	CITI	0	(40)	(40)
Buy		5,000	04/2014	GSC	0	(15)	(15)
Buy		4,314	04/2014	HSBC	0	(13)	(13)
Buy		8,174	04/2014	JPM	0	(24)	(24)
Buy		60,782	04/2014	RBS	0	(97)	(97)
Buy		8,616	04/2014	UBS	0	(27)	(27)
Buy		4,470	09/2015	BCLY	7	0	7
Buy		3,070	09/2015	BOA	7	0	7
Buy		28,904	09/2015	CITI	6	(14)	(8)
Buy		1,970	09/2015	JPM	0	(1)	(1)
Buy		2,953	09/2015	MSC	7	0	7
Buy	DKK	48,044	08/2011	CITI	0	(204)	(204)
Buy	EUR	23,666	07/2011	BCLY	495	(69)	426
Sell		18,384	07/2011	BCLY	78	(135)	(57)
Buy		7,154	07/2011	BNP	67	(10)	57
Sell		13,752	07/2011	BNP	0	(245)	(245)
Buy		122	07/2011	BOA	5	0	5
Buy		31,531	07/2011	CITI	399	(262)	137
Sell		7,047	07/2011	CITI	180	0	180
Buy		2,589	07/2011	CSFB	65	0	65
Sell		8,616	07/2011	CSFB	0	(174)	(174)
Sell		2,269	07/2011	DUB	23	0	23
Buy		883	07/2011	HSBC	14	0	14
Sell		1,767	07/2011	HSBC	15	0	15
Buy		16,572	07/2011	RBC	365	0	365
Buy		10,154	07/2011	RBS	14	(161)	(147)

Sell		15,079	07/2011	RBS	0	(315)	(315)
Buy	GBP	3,710	09/2011	BCLY	0	(117)	(117)
Sell		3,760	09/2011	BNP	5	0	5
Buy		3,710	09/2011	CITI	0	(123)	(123)
Buy		3,655	09/2011	UBS	0	(140)	(140)
Buy	IDR	10,344,510	07/2011	CITI	84	0	84
Sell		30,703,470	07/2011	CITI	0	(87)	(87)
Buy		10,429,690	07/2011	HSBC	104	0	104
Buy		2,780,000	07/2011	JPM	21	0	21
Sell		10,527,660	07/2011	JPM	0	(1)	(1)
Buy		5,392,000	10/2011	DUB	40	0	40
Buy		11,383,020	10/2011	RBS	79	0	79
Buy		21,132,400	01/2012	CITI	70	0	70
Sell	INR	254,363	08/2011	BCLY	0	(50)	(50)
Buy		438,399	08/2011	CITI	428	0	428
Buy		42,200	08/2011	DUB	39	0	39
Sell		88,763	08/2011	JPM	0	(25)	(25)
Sell		73,500	08/2011	MSC	0	(11)	(11)
Buy	JPY	25,745,365	07/2011	BNP	3	(1,621)	(1,618)
Sell		2,270,000	08/2011	JPM	0	(402)	(402)
Sell		920,000	09/2011	RBS	38	0	38
Buy	KRW	2,933,975	08/2011	BCLY	158	0	158
Buy		2,797,362	08/2011	JPM	66	0	66
Sell		9,883,658	08/2011	JPM	0	(111)	(111)
Buy		5,317,123	08/2011	MSC	137	0	137
Sell		3,889,622	08/2011	MSC	0	(63)	(63)
Buy		3,013,000	08/2011	RBS	119	0	119
Buy	MXN	12,305	07/2011	CITI	1	(9)	(8)
Sell		23,256	07/2011	CITI	0	(62)	(62)
Buy		1,959	07/2011	DUB	7	0	7
Buy		190,616	07/2011	HSBC	668	(44)	624
Sell		60,494	07/2011	HSBC	0	(144)	(144)
Buy		19,484	07/2011	MSC	0	(12)	(12)
Sell		167,784	07/2011	MSC	0	(139)	(139)
Buy		27,170	07/2011	UBS	75	(8)	67
Buy		73,948	11/2011	BCLY	0	(57)	(57)
Buy		2,886	11/2011	BNP	0	(2)	(2)
Buy		25,621	11/2011	CITI	0	(9)	(9)
Sell		15,523	11/2011	CITI	0	(4)	(4)
Buy		15,945	11/2011	HSBC	0	(13)	(13)
Sell		144,812	11/2011	HSBC	81	(13)	68
Buy		149,891	11/2011	MSC	82	(11)	71
Sell		72,029	11/2011	MSC	22	0	22
Sell		28,529	11/2011	UBS	20	0	20
Buy	MYR	600	08/2011	BCLY	4	0	4
Buy		2,600	08/2011	CITI	18	0	18
Sell		16	08/2011	CITI	0	0	0
Buy		1,066	08/2011	HSBC	7	0	7
Buy		905	08/2011	JPM	6	0	6
Sell	NOK	56,058	08/2011	BCLY	106	0	106
Buy		1,976	08/2011	BOA	11	0	11
Sell		23,801	08/2011	HSBC	10	0	10
Buy		63,611	08/2011	MSC	0	(235)	(235)
Buy		9,628	08/2011	RBC	50	0	50
Sell	NZD	30,747	07/2011	DUB	0	(743)	(743)
Sell	PHP	138,903	11/2011	BCLY	12	0	12

Sell		75,151	11/2011	JPM	8	0	8
Sell		44,201	11/2011	MSC	2	0	2
Buy		78,100	03/2012	CITI	0	(8)	(8)
Buy		254,437	03/2012	JPM	0	(13)	(13)
Buy	SEK	29,184	08/2011	CITI	0	(196)	(196)
Buy	SGD	790	09/2011	BCLY	25	0	25
Buy		400	09/2011	CITI	13	0	13
Sell		330	09/2011	CITI	0	(1)	(1)
Sell		277	09/2011	HSBC	0	(1)	(1)
Buy		200	09/2011	JPM	7	0	7
Buy		200	09/2011	RBS	7	0	7
Buy		132	12/2011	CITI	3	0	3
Buy	TWD	87,138	01/2012	BCLY	37	0	37
Sell		45,020	01/2012	BCLY	11	0	11
Sell	ZAR	279	07/2011	HSBC	0	(1)	(1)
Buy		279	07/2011	JPM	0	0	0
Buy		279	10/2011	HSBC	1	0	1

					$4,866	$(7,148)	$(2,282)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,820	$0	$38,820
Mortgage-Backed Securities	0	8,957	0	8,957
Brazil
Corporate Bonds & Notes	0	1,413	0	1,413
Canada
Asset-Backed Securities	0	808	0	808
Corporate Bonds & Notes	0	16,353	0	16,353
Sovereign Issues	0	28,848	0	28,848
Cayman Islands
Asset-Backed Securities	0	1,313	0	1,313
Corporate Bonds & Notes	0	9,715	0	9,715
Denmark
Corporate Bonds & Notes	0	551	0	551
France
Corporate Bonds & Notes	0	73,317	0	73,317
Sovereign Issues	0	583	0	583
Germany
Bank Loan Obligations	0	3,054	0	3,054
Corporate Bonds & Notes	0	9,404	0	9,404
Sovereign Issues	0	60,690	0	60,690
India
Corporate Bonds & Notes	0	696	0	696
Ireland
Asset-Backed Securities	0	1,487	2,143	3,630
Mortgage-Backed Securities	0	2,423	0	2,423
Italy
Asset-Backed Securities	0	379	0	379
Corporate Bonds & Notes	0	4,221	0	4,221
Sovereign Issues	0	17,011	0	17,011

Japan
Mortgage-Backed Securities	0	319	0	319
Sovereign Issues	0	2,510	0	2,510
Jersey, Channel Islands
Asset-Backed Securities	0	2,359	0	2,359
Corporate Bonds & Notes	0	7,835	0	7,835
Luxembourg
Asset-Backed Securities	0	2,494	0	2,494
Bank Loan Obligations	0	502	0	502
Corporate Bonds & Notes	0	595	0	595
Netherlands
Asset-Backed Securities	0	0	2,150	2,150
Corporate Bonds & Notes	0	20,667	0	20,667
Mortgage-Backed Securities	0	2,941	0	2,941
Sovereign Issues	0	1,742	0	1,742
New Zealand
Sovereign Issues	0	24,401	0	24,401
Norway
Corporate Bonds & Notes	0	4,895	0	4,895
Sovereign Issues	0	2,345	0	2,345
Qatar
Sovereign Issues	0	2,442	0	2,442
Russia
Corporate Bonds & Notes	0	3,346	0	3,346
South Korea
Sovereign Issues	0	2,741	0	2,741
Spain
Sovereign Issues	0	13,698	0	13,698
Sweden
Corporate Bonds & Notes	0	2,092	0	2,092
United Kingdom
Asset-Backed Securities	0	413	0	413
Corporate Bonds & Notes	0	89,698	0	89,698
Mortgage-Backed Securities	0	22,318	0	22,318
Sovereign Issues	0	30,718	0	30,718
United States
Asset-Backed Securities	0	9,819	0	9,819
Bank Loan Obligations	0	5,555	0	5,555
Corporate Bonds & Notes	0	143,740	0	143,740
Mortgage-Backed Securities	0	76,167	2,749	78,916
Municipal Bonds & Notes	0	23,772	0	23,772
Preferred Securities	204	0	985	1,189
U.S. Government Agencies	0	146,706	21,836	168,542
Virgin Islands (British)
Corporate Bonds & Notes	0	2,748	0	2,748
Short-Term Instruments
Certificates of Deposit	0	6,129	0	6,129
Commercial Paper	0	4,787	0	4,787
Repurchase Agreements	0	2,599	0	2,599
Short-Term Notes	0	6,546	0	6,546
Italy Treasury Bills	0	2,161	0	2,161
Japan Treasury Bills	0	39,620	0	39,620
U.S. Treasury Bills	0	12,122	0	12,122
PIMCO Short-Term Floating NAV Portfolio	4,186	0	0	4,186

	$4,390	$1,003,585	$29,863	$1,037,838

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,007	0	2,007
Foreign Exchange Contracts	0	4,866	0	4,866
Interest Rate Contracts	395	908	0	1,303
	$395	$7,781	$0	$8,176

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,916)	0	(1,916)
Foreign Exchange Contracts	0	(7,191)	0	(7,191)
Interest Rate Contracts	(12)	(2,437)	(305)	(2,754)
	$(12)	$(11,544)	$(305)	$(11,861)

Totals	$4,773	$999,822	$29,558	$1,034,153

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory(3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,299	$0	$0	$2	$0	$12	$0	$(1,313)	$0	$0
India
Corporate Bonds & Notes	1,193	0	(493)	0	(7)	3	0	(696)	0	0
Ireland
Asset-Backed Securities	0	2,121	0	1	0	21	0	0	2,143	21
Luxembourg
Asset-Backed Securities	1,115	0	0	1	0	39	0	(1,155)	0	0
Netherlands
Asset-Backed Securities	2,094	0	0	4	0	52	0	0	2,150	52
Spain
Sovereign Issues	13,429	0	0	0	0	269	0	(13,698)	0	0
United States
Mortgage-Backed Securities	17	2,744	(19)	(4)	2	9	0	0	2,749	10
Preferred Securities	988	0	0	0	0	(3)	0	0	985	(3)
U.S. Government Agencies	23,025	0	(1,189)	0	0	0	0	0	21,836	0

	$43,160	$4,865	$(1,701)	$4	$(5)	$402	$0	$(16,862)	$29,863	$80

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(351)	$0	$0	$0	$0	$46	$0	$0	$(305)	$46

Totals	$42,809	$4,865	$(1,701)	$4	$(5)	$448	$0	$(16,862)	$29,558	$126

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 6.9%
CORPORATE BONDS & NOTES 5.7%
Commonwealth Bank of Australia
0.525% due 09/17/2014		$1,100	$1,102
0.630% due 12/10/2012		800	804
0.705% due 07/12/2013		1,500	1,500
ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	2,000	2,160
Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,829
National Australia Bank Ltd.
0.793% due 07/08/2014		1,000	1,010
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,876
2.900% due 09/10/2014		900	944

			11,225

MORTGAGE-BACKED SECURITIES 1.2%
Crusade Global Trust
1.568% due 11/19/2037	EUR	155	219
Puma Finance Ltd.
0.328% due 02/21/2038		$273	263
5.047% due 08/22/2037	AUD	92	95
5.340% due 07/12/2036		92	98
Superannuation Members Home Loans Global Fund
0.532% due 03/09/2036		$345	341
Swan Trust
6.190% due 04/25/2041	AUD	922	996
Torrens Trust
5.270% due 10/19/2038		429	450

			2,462

Total Australia (Cost $12,646)			13,687

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Petrobras International Finance Co.
3.875% due 01/27/2016		$300	307

Total Brazil (Cost $299)			307

CANADA 2.8%
ASSET-BACKED SECURITIES 0.1%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	177	187

CORPORATE BONDS & NOTES 0.6%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$800	806
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	218
Master Credit Card Trust
5.297% due 08/21/2012		200	215

			1,239

SOVEREIGN ISSUES 2.1%
Canada Government Bond
1.750% due 03/01/2013		2,400	2,499
2.750% due 09/01/2016		100	106
Canada Housing Trust No. 1
4.600% due 09/15/2011		800	835
Province of Ontario Canada
4.000% due 10/07/2019		$400	416
Province of Quebec Canada
5.125% due 11/14/2016		300	342

			4,198

Total Canada (Cost $5,364)			5,624

CAYMAN ISLANDS 1.8%
ASSET-BACKED SECURITIES 0.9%
Landmark CDO Ltd.
0.554% due 06/01/2017		$1,873	1,810

CORPORATE BONDS & NOTES 0.9%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		300	318
Transocean, Inc.
4.950% due 11/15/2015		1,400	1,515

			1,833

Total Cayman Islands (Cost $3,484)			3,643

CHILE 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile
1.875% due 01/19/2016		$900	864

Total Chile (Cost $900)			864

DENMARK 0.2%
CORPORATE BONDS & NOTES 0.2%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	120	25

Realkredit Danmark A/S
2.480% due 01/01/2038		2,065	383

Total Denmark (Cost $374)			408

FRANCE 8.0%
CORPORATE BONDS & NOTES 6.5%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	880
4.750% due 05/28/2013		700	1,059
Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,008
2.125% due 04/22/2013		1,200	1,218
4.000% due 07/21/2011	EUR	1,300	1,887
4.500% due 01/09/2013		700	1,048
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$1,000	1,001
Dexia Credit Local S.A.
0.535% due 01/12/2012		1,700	1,700
2.750% due 01/10/2014		1,900	1,934
2.750% due 04/29/2014		600	609
Vivendi S.A.
5.750% due 04/04/2013		446	478
6.625% due 04/04/2018		100	113

			12,935

SOVEREIGN ISSUES 1.5%
France Government Bond
4.250% due 10/25/2023	EUR	800	1,226
Societe Financement de l’Economie Francaise
2.250% due 06/11/2012		$1,600	1,627

			2,853

Total France (Cost $15,636)			15,788

GERMANY 7.8%
CORPORATE BONDS & NOTES 2.1%
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	2,100	3,005
5.500% due 06/05/2014	AUD	1,100	1,186

			4,191

SOVEREIGN ISSUES 5.7%
FMS Wertmanagement
1.338% due 01/20/2014	EUR	1,200	1,750
Republic of Germany Government Bond
4.750% due 07/04/2028		400	659
5.625% due 01/04/2028		1,900	3,431
6.500% due 07/04/2027		2,800	5,495

			11,335

Total Germany (Cost $14,568)			15,526

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.007% due 02/24/2014		$200	199

Total India (Cost $200)			199

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	300	406

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.631% due 12/15/2016		171	232

Total Ireland (Cost $597)			638

ITALY 1.1%
CORPORATE BONDS & NOTES 0.6%
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$700	699
6.500% due 02/24/2021		400	417

			1,116

SOVEREIGN ISSUES 0.5%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2013	EUR	700	1,038

Total Italy (Cost $2,155)			2,154

JAPAN 0.2%
MORTGAGE-BACKED SECURITIES 0.2%
JLOC Ltd.
0.456% due 02/16/2016	JPY	29,298	337

Total Japan (Cost $247)			337

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	319	467

CORPORATE BONDS & NOTES 0.1%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	100	129

Total Jersey, Channel Islands (Cost $563)			596

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,103

Total Luxembourg (Cost $941)			1,103

NETHERLANDS 3.8%
ASSET-BACKED SECURITIES 0.4%
Eurocredit CDO BV
1.678% due 02/22/2020	EUR	398	538

Globaldrive BV
3.000% due 07/20/2015		270	393

			931

CORPORATE BONDS & NOTES 3.3%
ABN AMRO Bank NV
3.250% due 01/18/2013		700	1,030
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$1,500	1,494
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,795
LeasePlan Corp. NV
3.000% due 05/07/2012		$300	307
3.250% due 05/22/2014	EUR	500	745
Royal Bank of Scotland NV
0.952% due 03/09/2015		$1,300	1,192

			6,563

MORTGAGE-BACKED SECURITIES 0.1%
Delphinus BV
1.723% due 11/28/2031	EUR	75	109

Total Netherlands (Cost $7,058)			7,603

NEW ZEALAND 2.8%
CORPORATE BONDS & NOTES 0.5%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	958

SOVEREIGN ISSUES 2.3%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	3,600	3,002
6.000% due 05/15/2021		1,700	1,506

			4,508

Total New Zealand (Cost $5,002)			5,466

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		$200	210

Total Qatar (Cost $200)			210

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$700	836
10.500% due 03/25/2014		100	120

Total Russia (Cost $923)			956

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	388

Total South Korea (Cost $393)			388

SPAIN 1.4%
SOVEREIGN ISSUES 1.4%
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	1,900	2,739

Total Spain (Cost $2,691)			2,739

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	598

Total Sweden (Cost $515)			598

UNITED KINGDOM 14.4%
ASSET-BACKED SECURITIES 0.1%
Bumper S.A.
2.994% due 06/20/2022	EUR	124	180

CORPORATE BONDS & NOTES 9.7%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		1,300	1,877
Bank of Scotland PLC
5.250% due 07/24/2012	AUD	500	537
Barclays Bank PLC
10.179% due 06/12/2021		$400	504
BP Capital Markets PLC
3.125% due 03/10/2012		200	204
3.125% due 10/01/2015		600	616
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,063
HBOS PLC
6.750% due 05/21/2018		446	430
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,547
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	340
Lloyds TSB Bank PLC
1.303% due 04/02/2012		$600	604
Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,942
5.500% due 07/18/2012		$300	313
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,275	1,436
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,107
2.625% due 05/11/2012		800	815
3.000% due 09/08/2016	EUR	600	853
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	106
XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	206
Yorkshire Building Society
4.000% due 11/07/2011	EUR	1,200	1,752

			19,252

MORTGAGE-BACKED SECURITIES 1.6%
Gosforth Funding PLC
2.286% due 04/24/2047	GBP	600	969
Holmes Master Issuer PLC
2.727% due 10/15/2054	EUR	1,200	1,746
Newgate Funding PLC
2.721% due 12/15/2050		200	188
2.971% due 12/15/2050		300	243

			3,146

SOVEREIGN ISSUES 3.0%
United Kingdom Gilt
4.250% due 12/07/2027	GBP	800	1,307
4.250% due 03/07/2036		100	160
4.500% due 09/07/2034		600	996
4.750% due 12/07/2030		1,300	2,241
5.000% due 03/07/2025		700	1,254

			5,958

Total United Kingdom (Cost $26,707)			28,536

UNITED STATES 42.6%
ASSET-BACKED SECURITIES 1.3%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$10	10
ACE Securities Corp.
0.236% due 12/25/2036		83	81
AFC Home Equity Loan Trust
0.896% due 12/22/2027		4	3
Amortizing Residential Collateral Trust
0.886% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.126% due 06/25/2029		9	7
Bear Stearns Asset-Backed Securities Trust
0.846% due 10/25/2032		4	3
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		140	140
Countrywide Asset-Backed Certificates
0.236% due 08/25/2037		64	62
0.366% due 09/25/2036		166	136
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		7	6
First Alliance Mortgage Loan Trust
0.416% due 12/20/2027		34	24
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		10	10
Home Equity Mortgage Trust
5.500% due 01/25/2037		147	29
Mid-State Trust
8.330% due 04/01/2030		216	222
Renaissance Home Equity Loan Trust
0.686% due 12/25/2033		30	25
Residential Asset Mortgage Products, Inc.
0.746% due 06/25/2032		6	6
Residential Asset Securities Corp.
0.686% due 07/25/2032 (a)		17	11
SLC Student Loan Trust
0.697% due 06/15/2017		397	398
SLM Student Loan Trust
1.774% due 04/25/2023		1,368	1,415
Structured Asset Securities Corp.
0.586% due 05/25/2034		33	30

			2,625

BANK LOAN OBLIGATIONS 0.3%
AGFS Funding Co.
5.500% due 05/10/2017		700	687

CORPORATE BONDS & NOTES 12.7%
Ally Financial, Inc.
6.875% due 09/15/2011		600	605
6.875% due 08/28/2012		600	622

American International Group, Inc.
4.875% due 03/15/2067	EUR	200	237
8.000% due 05/22/2068		500	727
8.175% due 05/15/2068		$1,100	1,206

AutoZone, Inc.
5.875% due 10/15/2012		100	106
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	441
Bank of America Corp.
4.750% due 05/23/2017		400	537
5.750% due 12/01/2017		$320	341
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,370
Boston Scientific Corp.
6.400% due 06/15/2016		300	338
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	506
CIT Group, Inc.
5.250% due 04/01/2014		600	600
Citigroup, Inc.
5.500% due 10/15/2014		500	544
6.000% due 08/15/2017		419	459
6.125% due 05/15/2018		500	551
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	697
Computer Sciences Corp.
5.500% due 03/15/2013		637	677
Erac USA Finance LLC
5.800% due 10/15/2012		700	738
GATX Financial Corp.
5.500% due 02/15/2012		637	651
Health Care REIT, Inc.
5.875% due 05/15/2015		400	442
International Lease Finance Corp.
5.350% due 03/01/2012		200	204
5.650% due 06/01/2014		1,500	1,508
5.875% due 05/01/2013		800	823
6.500% due 09/01/2014		800	852
6.750% due 09/01/2016		600	642
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		100	102
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	192
Lennar Corp.
5.600% due 05/31/2015		500	494
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	701
Masco Corp.
6.125% due 10/03/2016		200	206
Merrill Lynch & Co., Inc.
1.730% due 05/30/2014	EUR	500	704
1.734% due 08/25/2014		100	140
2.276% due 09/27/2012		700	996
Morgan Stanley
1.874% due 01/24/2014		$1,100	1,109
Sabre Holdings Corp.
7.350% due 08/01/2011		200	200
Sealed Air Corp.
5.625% due 07/15/2013		200	210
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		300	284
6.200% due 04/15/2038		100	111
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,200	1,748
4.375% due 05/19/2014		1,000	1,497

			25,118

MORTGAGE-BACKED SECURITIES 8.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$784	809
American Home Mortgage Assets
0.376% due 05/25/2046		425	239
0.396% due 10/25/2046		305	166
American Home Mortgage Investment Trust
0.426% due 05/25/2047		372	53
Banc of America Funding Corp.
5.500% due 08/25/2035		765	767
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		683	634
Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		712	609
BCAP LLC Trust
0.356% due 01/25/2037		310	164
1.035% due 05/25/2037		99	73
5.250% due 08/26/2037		200	198
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		240	223
2.593% due 08/25/2033		8	8
2.731% due 03/25/2035		38	36
2.792% due 05/25/2034		57	53
2.814% due 05/25/2034		22	21
2.853% due 10/25/2033		34	33
5.230% due 05/25/2047		653	474
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		118	93
2.652% due 05/25/2035		32	27
2.790% due 02/25/2036 (a)		845	356
2.920% due 11/25/2035 (a)		263	155
4.627% due 11/25/2036		331	211
5.980% due 08/25/2036		368	231
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		211	135
Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035		121	106
5.661% due 09/25/2037		651	439
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		395	398
Countrywide Alternative Loan Trust
0.381% due 12/20/2046		352	188
0.396% due 07/20/2046		578	246
0.466% due 02/25/2037		605	346
0.536% due 05/25/2037		83	47
1.778% due 11/25/2035		104	60
2.318% due 11/25/2035		35	20
5.250% due 06/25/2035		59	52
5.621% due 02/25/2037		174	121
5.664% due 11/25/2035		568	340
5.721% due 08/25/2036		103	102
6.000% due 04/25/2037		101	68
6.250% due 08/25/2037 (a)		75	48
6.500% due 06/25/2036		157	94
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 09/25/2034		84	47
2.923% due 08/25/2034		21	15
2.933% due 08/25/2034		232	187
3.042% due 04/20/2035		18	17
Credit Suisse First Boston Mortgage Securities Corp.
2.617% due 08/25/2033		55	54
6.500% due 04/25/2033		9	9
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		272	153
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)		900	17
1.573% due 11/10/2046 (b)		2,489	158
Extended Stay America Trust
1.368% due 01/05/2016 (b)		40,500	706
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033		22	21
Greenpoint Mortgage Funding Trust
0.456% due 11/25/2045		17	10
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		291	287
GSR Mortgage Loan Trust
1.900% due 03/25/2033		28	28
2.430% due 06/25/2034		65	55
3.042% due 01/25/2035		139	124
Harborview Mortgage Loan Trust
0.376% due 01/19/2038		233	147
1.128% due 12/19/2036		203	110
2.954% due 05/19/2033		100	97
Impac CMB Trust
1.186% due 07/25/2033		17	16
Indymac Index Mortgage Loan Trust
4.970% due 09/25/2035		232	190
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		110	105
JPMorgan Mortgage Trust
2.115% due 11/25/2033		27	27
MASTR Alternative Loans Trust
0.586% due 03/25/2036		71	23
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		701	748
Merrill Lynch Mortgage Investors, Inc.
0.436% due 08/25/2036		48	38
2.302% due 02/25/2033		26	24
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		484	324
RBSCF Trust
6.213% due 12/16/2049		200	219
Residential Accredit Loans, Inc.
0.336% due 02/25/2047		191	90
0.366% due 06/25/2046		597	221
Residential Asset Securitization Trust
5.750% due 02/25/2036 (a)		51	35
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		6	6
Sequoia Mortgage Trust
0.536% due 07/20/2033		170	160
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 02/25/2034		29	27
2.593% due 04/25/2034		79	69
Structured Asset Mortgage Investments, Inc.
0.396% due 05/25/2046		148	82
0.406% due 05/25/2036		361	202
0.406% due 09/25/2047		500	198
0.766% due 07/19/2034		34	30
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037		284	157
WaMu Mortgage Pass-Through Certificates
0.496% due 01/25/2045		78	63
0.978% due 02/25/2047		596	378
1.491% due 05/25/2041		10	9
2.576% due 06/25/2033		25	25
2.609% due 02/27/2034		72	72
2.671% due 02/25/2037		360	277
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.218% due 07/25/2046		129	53

	1,178,588	1,178,588

Wells Fargo Mortgage-Backed Securities Trust
2.771% due 07/25/2035	959	864
2.802% due 04/25/2036	457	418

		15,835

MUNICIPAL BONDS & NOTES 4.3%
California State Bay Area Toll Authority Revenue
Bonds, (BABs), Series 2010
6.907% due 10/01/2050	400	431
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	700	737
7.600% due 11/01/2040	700	807
7.700% due 11/01/2030	300	326
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	200	189
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	387
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	624
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	107
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	600	684
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.487% due 12/01/2022	600	647
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	100	99
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), (BABs), Series 2010
5.741% due 08/15/2035	200	194
5.891% due 08/15/2040	500	486
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	800	996
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	592
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	292
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	70
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	500	526
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	475	353

		8,552

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
0.553% due 12/31/2049	172	1,303
SLM Corp.
5.619% due 01/16/2018	1,800	41

		1,344

	1,178,588	1,178,588

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
0.286% due 01/25/2021	$56	56
0.386% due 10/27/2037	1,000	994
0.686% due 12/25/2040	940	940
0.786% due 11/25/2020	1,296	1,293
2.140% due 12/01/2034	83	87
2.580% due 11/01/2015	2,452	2,481
2.680% due 11/01/2034	234	246
4.000% due 10/01/2040 - 07/01/2041	11,921	11,920
5.000% due 03/25/2017	39	39
6.000% due 04/25/2043 - 07/25/2044	195	218
6.500% due 11/25/2042	227	266
Freddie Mac
0.637% due 12/15/2031	1	2
0.787% due 12/15/2037	495	499
1.484% due 10/25/2044	272	273
4.500% due 07/15/2018	60	61
Ginnie Mae
0.786% due 02/16/2030	46	46
0.836% due 02/16/2030	41	41
2.125% due 11/20/2021 - 12/20/2026	26	27
2.250% due 01/20/2030	17	17
2.625% due 07/20/2022 - 09/20/2026	66	68
3.375% due 05/20/2028 - 06/20/2030	64	67
6.000% due 08/20/2034	752	852
NCUA Guaranteed Notes
0.560% due 11/06/2017	6,006	6,009
0.750% due 12/08/2020	1,621	1,630
Small Business Administration
5.600% due 09/01/2028	700	768
Tennessee Valley Authority
5.880% due 04/01/2036	637	734
7.140% due 05/23/2012	637	675

		30,309

Total United States (Cost $85,248)		84,470

SHORT-TERM INSTRUMENTS 7.8%
CERTIFICATES OF DEPOSIT 0.7%
Banco Do Brasil S.A.
0.000% due 02/15/2012	$1,100	1,107
Itau Unibanco S.A.
1.350% due 07/19/2011	300	300

		1,407

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/01/2011	771	771

(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $789. Repurchase proceeds are $771.)
U.S. TREASURY BILLS 0.7%
0.073% due 07/14/2011 - 09/22/2011 (c)(f)(h)	1,457	1,457

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 6.0%
	1,178,588	11,808

Total Short-Term Instruments (Cost $15,425)		15,443

Total Investments 104.6% (Cost $202,136)		$207,283
Written Options (j) (0.2%) (Premiums $564)		(363)
Other Assets and Liabilities (Net) (4.4%)		(8,775)

Net Assets 100.0%		$198,145

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $320 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $4,146 at a weighted average interest rate of 0.152%. On June 30, 2011, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,137 and cash of $45 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	45	$(1)
Euro-Bobl September Futures	Long	09/2011	177	17
Euro-Bund 10-Year Bond September Futures	Long	09/2011	178	46
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	34	7

				$69

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%	$100	$(1)	$0	$(1)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.965%	800	14	0	14
Burlington Northern Santa Fe LLC	RBS	(0.510%	)	03/20/2018	0.383%	446	(4)	0	(4)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.553%	637	21	0	21
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%	300	0	0	0
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.618%	637	0	0	0
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.440%	700	(24)	0	(24)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.448%	637	(1)	0	(1)
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.066%	400	(29)	0	(29)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	1.575%	200	2	0	2
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%	800	(37)	(38)	1
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.232%	500	(33)	(15)	(18)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.814%	638	(5)	0	(5)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.016%	200	20	0	20
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.868%	275	3	0	3
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.868%	1,000	(12)	0	(12)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.653%	1,000	(13)	(2)	(11)
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	3.915%	200	2	0	2
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.260%	200	4	0	4
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.562%	100	0	0	0
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%	200	(5)	0	(5)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%	100	(2)	0	(2)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.513%	146	(4)	0	(4)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.218%	100	(1)	0	(1)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.323%	200	0	0	0

							$(105)	$(55)	$(50)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.131%	$300	$13	$6	$7
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.893%	200	8	4	4
Australia Government Bond	JPM	1.000%	06/20/2016	0.527%	1,600	36	36	0
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%	1,200	27	26	1
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.322%	200	1	1	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%	900	3	4	(1)
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%	200	0	0	0
California State General Obligation Bonds, Series 2003	MSC	2.150%	06/20/2021	1.657%	500	18	0	18
China Government International Bond	CITI	1.000%	03/20/2016	0.783%	700	7	7	0
China Government International Bond	DUB	1.000%	12/20/2015	0.749%	200	2	4	(2)
China Government International Bond	HSBC	1.000%	12/20/2015	0.749%	1,300	15	26	(11)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%	500	14	0	14
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%	500	7	(4)	11
France Government Bond	DUB	0.250%	12/20/2015	0.700%	5,100	(99)	(126)	27
France Government Bond	MSC	0.250%	12/20/2015	0.700%	1,000	(20)	(21)	1
France Government Bond	UBS	0.250%	12/20/2015	0.700%	300	(6)	(6)	0
France Government Bond	UBS	0.250%	03/20/2016	0.739%	900	(20)	(36)	16
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.832%	900	8	(6)	14
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%	100	1	(1)	2
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%	1,000	4	5	(1)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.346%	1,000	3	4	(1)
Russia Government International Bond	CITI	1.000%	12/20/2011	0.423%	600	2	2	0
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%	1,000	3	4	(1)
Russia Government International Bond	MSC	1.000%	12/20/2011	0.423%	100	0	0	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%	700	4	8	(4)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.939%	200	0	(1)	1
U.S. Treasury Notes	RBS	0.250%	06/20/2016	0.499%	EUR 1,000	(17)	(17)	0
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.484%	700	(10)	(12)	2

United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%	$2,700	56	21	35
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	800	17	6	11
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%	900	19	6	13
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%	1,500	30	32	(2)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%	1,600	33	8	25

						$159	$(20)	$179

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	MSC	(1.000%)	12/20/2015	$1,100	$(11)	$(5)	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$500	$(4)	$(14)	$10
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	500	(4)	(14)	10
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	800	(7)	(31)	24
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	500	(4)	(13)	9

					$(19)	$(72)	$53

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$4,580	JPY	380,140	$(136)	$3	$(139)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	500	$11	$0	$11
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	44	0	44
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	1,900	(6)	0	(6)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		3,200	(10)	0	(10)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		14,200	(38)	0	(38)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		11,900	(15)	9	(24)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,700	56	60	(4)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	27	5	22
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	3,100,000	(3)	(2)	(1)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		$1,000	(22)	37	(59)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		1,000	(22)	10	(32)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		1,500	(33)	44	(77)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		1,200	(26)	36	(62)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		600	(20)	6	(26)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		200	(7)	3	(10)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		500	(17)	27	(44)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		400	(13)	12	(25)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	1,200	6	6	0
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	7,100	(204)	(45)	(159)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	480,000	150	131	19
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		140,000	43	38	5
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	8,400	8	3	5
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		13,000	12	(14)	26
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		4,400	5	2	3
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		3,800	4	2	2
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		48,500	56	37	19
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		3,200	(5)	(7)	2
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		4,300	(5)	(19)	14
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		13,000	19	5	14
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		4,800	7	3	4

							$14	$389	$(375)

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	75	$33	$(59)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	75	46	(5)

				$79	$(64)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$8,700	$76	$(46)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	(2)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,100	119	(79)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,600	14	(6)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,600	37	(14)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,600	28	(10)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,300	24	(11)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,100	23	(8)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,500	24	(10)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,200	21	(11)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,600	29	(10)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	0

							$408	$(207)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC EUR versus USD	BOA	$1.450	07/15/2011	EUR	600	$10	$(8)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,400	$7	$(9)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	800	4	(5)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	4,000	44	(66)

					$55	$(80)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	$500	$6	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	10/13/2020	600	6	(2)

						$12	$(4)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,558	07/2011	DUB	$0	$(151)	$(151)
Sell	BRL	102	08/2011	BCLY	0	(1)	(1)
Buy		102	08/2011	UBS	2	0	2
Buy		102	09/2011	BCLY	1	0	1
Buy	CAD	219	09/2011	BNP	4	0	4
Sell		2,956	09/2011	DUB	0	(59)	(59)
Sell		1,600	09/2011	RBC	0	(34)	(34)
Buy	CNY	2,113	09/2011	BOA	9	0	9
Buy		2,085	09/2011	CITI	9	0	9
Sell		5,000	09/2011	DUB	0	0	0
Buy		6,030	09/2011	HSBC	27	0	27
Buy		12,090	09/2011	JPM	58	0	58
Buy		263	11/2011	BCLY	0	0	0
Buy		1,583	11/2011	CITI	2	0	2
Buy		646	11/2011	JPM	0	0	0
Buy		1,947	02/2013	JPM	0	(2)	(2)
Buy		5,000	08/2013	DUB	0	(2)	(2)
Buy		1,217	04/2014	BCLY	0	(4)	(4)
Buy		2,759	04/2014	CITI	0	(8)	(8)
Buy		1,060	04/2014	GSC	0	(3)	(3)
Buy		815	04/2014	HSBC	0	(3)	(3)
Buy		1,724	04/2014	JPM	0	(5)	(5)
Buy		1,764	04/2014	RBS	0	(5)	(5)
Buy		1,625	04/2014	UBS	0	(5)	(5)
Buy		2,246	09/2015	BCLY	1	(1)	0
Buy		246	09/2015	BOA	1	0	1
Buy		9,516	09/2015	CITI	0	(5)	(5)
Buy		2,810	09/2015	JPM	0	(1)	(1)
Buy		246	09/2015	MSC	1	0	1
Buy	DKK	552	08/2011	CITI	0	(2)	(2)
Sell	EUR	4,761	07/2011	BCLY	13	(40)	(27)
Buy		2,405	07/2011	BNP	47	0	47
Sell		1,505	07/2011	BNP	0	(33)	(33)
Buy		535	07/2011	CITI	1	0	1
Buy		112	07/2011	DUB	0	0	0
Sell		562	07/2011	DUB	6	0	6
Buy		99	07/2011	HSBC	2	0	2
Buy		1,688	07/2011	JPM	44	0	44
Buy		1,375	07/2011	RBS	0	(5)	(5)

Sell		2,731	07/2011	RBS	0	(51)	(51)
Buy		3,504	08/2011	BNP	0	(7)	(7)
Sell		258	08/2011	BNP	1	0	1
Sell		1,685	08/2011	CITI	0	(13)	(13)
Sell		31,369	08/2011	MSC	0	(332)	(332)
Buy		2,624	08/2011	RBC	61	0	61
Sell	GBP	1,657	09/2011	BCLY	52	0	52
Buy		947	09/2011	BNP	8	0	8
Sell		622	09/2011	BNP	1	0	1
Sell		1,884	09/2011	CITI	55	0	55
Sell		1,632	09/2011	UBS	63	0	63
Sell	HKD	176	09/2011	CITI	0	0	0
Buy	IDR	1,113,420	07/2011	CITI	10	0	10
Sell		6,390,330	07/2011	CITI	0	(18)	(18)
Buy		2,315,330	07/2011	HSBC	23	0	23
Sell		2,715,870	07/2011	HSBC	0	(3)	(3)
Buy		7,719,490	07/2011	JPM	59	0	59
Sell		2,042,040	07/2011	JPM	0	0	0
Buy		1,205,200	01/2012	BOA	4	0	4
Buy		2,715,870	07/2012	HSBC	3	0	3
Sell	INR	53,669	08/2011	BCLY	0	(11)	(11)
Buy		15,252	08/2011	CITI	15	0	15
Buy		9,700	08/2011	DUB	9	0	9
Sell		16,337	08/2011	JPM	0	(5)	(5)
Buy		71,234	08/2011	MSC	77	0	77
Sell		14,077	08/2011	MSC	0	(2)	(2)
Buy	JPY	3,091	07/2011	BCLY	0	0	0
Buy		13,927	07/2011	BOA	3	0	3
Buy		4,846	07/2011	CITI	0	0	0
Buy		108,862	07/2011	CSFB	20	0	20
Buy		209,601	07/2011	HSBC	0	(1)	(1)
Sell		77,417	07/2011	JPM	0	(37)	(37)
Buy		20,847	07/2011	RBC	4	(1)	3
Buy		39,399	07/2011	RBS	0	(2)	(2)
Buy	KRW	570,905	08/2011	BCLY	31	0	31
Buy		517,638	08/2011	JPM	13	0	13
Sell		2,002,768	08/2011	JPM	0	(23)	(23)
Buy		1,077,258	08/2011	MSC	29	0	29
Sell		752,017	08/2011	MSC	0	(12)	(12)
Buy		649,000	08/2011	RBS	26	0	26
Buy	MXN	2,165	07/2011	CITI	0	(2)	(2)
Sell		5,123	07/2011	CITI	0	(14)	(14)
Buy		41,820	07/2011	HSBC	152	(8)	144
Sell		12,312	07/2011	HSBC	0	(29)	(29)
Buy		3,801	07/2011	MSC	0	(2)	(2)
Sell		32,452	07/2011	MSC	28	(13)	15
Buy		2,101	07/2011	UBS	0	(2)	(2)
Buy		9,957	11/2011	BCLY	0	(6)	(6)
Buy		2,439	11/2011	BNP	0	(1)	(1)
Buy		5,030	11/2011	CITI	0	(2)	(2)
Sell		3,009	11/2011	CITI	0	(1)	(1)
Buy		6,680	11/2011	HSBC	0	(4)	(4)
Sell		17,808	11/2011	HSBC	7	(2)	5
Buy		29,137	11/2011	MSC	0	(26)	(26)
Sell		25,091	11/2011	MSC	14	0	14
Sell		5,892	11/2011	UBS	4	0	4
Buy	MYR	100	08/2011	BCLY	1	0	1
Buy		514	08/2011	CITI	4	0	4
Buy		291	08/2011	HSBC	2	0	2
Buy		100	08/2011	JPM	1	0	1
Buy	NOK	391	08/2011	BOA	2	0	2
Sell		6,228	08/2011	CITI	4	0	4
Sell		9,446	08/2011	HSBC	4	0	4
Buy		12,534	08/2011	MSC	0	(46)	(46)
Buy		1,785	08/2011	RBC	9	0	9
Sell	NZD	5,436	07/2011	DUB	0	(131)	(131)
Sell	PHP	26,957	11/2011	BCLY	2	0	2
Sell		14,459	11/2011	JPM	2	0	2
Sell		8,467	11/2011	MSC	0	0	0
Buy		89,739	03/2012	CITI	0	(9)	(9)
Sell		25,254	03/2012	CITI	3	0	3
Buy	SGD	182	09/2011	BCLY	5	0	5
Buy		100	09/2011	CITI	3	0	3
Sell		16	09/2011	CITI	0	0	0
Sell		53	09/2011	HSBC	0	0	0
Sell	TWD	8,745	01/2012	BCLY	2	0	2
Buy		17,316	01/2012	CITI	7	0	7

					$1,051	$(1,185)	$(134)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$11,225	$0	$11,225
Mortgage-Backed Securities	0	2,462	0	2,462
Brazil
Corporate Bonds & Notes	0	307	0	307
Canada
Asset-Backed Securities	0	187	0	187
Corporate Bonds & Notes	0	1,239	0	1,239
Sovereign Issues	0	4,198	0	4,198
Cayman Islands
Asset-Backed Securities	0	1,810	0	1,810
Corporate Bonds & Notes	0	1,833	0	1,833
Chile
Corporate Bonds & Notes	0	864	0	864
Denmark
Corporate Bonds & Notes	0	408	0	408
France
Corporate Bonds & Notes	0	12,935	0	12,935
Sovereign Issues	0	2,853	0	2,853
Germany
Corporate Bonds & Notes	0	4,191	0	4,191
Sovereign Issues	0	11,335	0	11,335
India
Corporate Bonds & Notes	0	199	0	199
Ireland
Asset-Backed Securities	0	406	0	406
Mortgage-Backed Securities	0	232	0	232
Italy
Corporate Bonds & Notes	0	1,116	0	1,116
Sovereign Issues	0	1,038	0	1,038
Japan
Mortgage-Backed Securities	0	337	0	337
Jersey, Channel Islands
Asset-Backed Securities	0	467	0	467
Corporate Bonds & Notes	0	129	0	129
Luxembourg
Corporate Bonds & Notes	0	1,103	0	1,103
Netherlands
Asset-Backed Securities	0	393	538	931
Corporate Bonds & Notes	0	6,563	0	6,563
Mortgage-Backed Securities	0	109	0	109
New Zealand
Corporate Bonds & Notes	0	958	0	958
Sovereign Issues	0	4,508	0	4,508
Qatar
Sovereign Issues	0	210	0	210
Russia
Corporate Bonds & Notes	0	956	0	956
South Korea
Sovereign Issues	0	388	0	388
Spain
Sovereign Issues	0	2,739	0	2,739
Sweden
Corporate Bonds & Notes	0	598	0	598
United Kingdom
Asset-Backed Securities	0	180	0	180
Corporate Bonds & Notes	0	16,705	2,547	19,252
Mortgage-Backed Securities	0	3,146	0	3,146
Sovereign Issues	0	5,958	0	5,958
United States
Asset-Backed Securities	0	2,625	0	2,625
Bank Loan Obligations	0	687	0	687
Corporate Bonds & Notes	0	25,118	0	25,118
Mortgage-Backed Securities	0	15,564	271	15,835
Municipal Bonds & Notes	0	8,552	0	8,552
Preferred Securities	41	0	1,303	1,344
U.S. Government Agencies	0	22,670	7,639	30,309
Short-Term Instruments
Certificates of Deposit	0	1,407	0	1,407
Repurchase Agreements	0	771	0	771
U.S. Treasury Bills	0	1,457	0	1,457
PIMCO Short-Term Floating NAV Portfolio	11,808	0	0	11,808
	$11,849	$183,136	$12,298	$207,283
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	322	0	322
Foreign Exchange Contracts	0	1,051	0	1,051
Interest Rate Contracts	70	202	0	272
	$70	$1,575	$0	$1,645
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(146)	0	(146)
Foreign Exchange Contracts	0	(1,332)	0	(1,332)
Interest Rate Contracts	(1)	(847)	(85)	(933)

	$(1)	$(2,325)	$(85)	$(2,411)

Totals	$11,918	$182,386	$12,213	$206,517

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,796	$0	$0	$4	$0	$10	$0	$(1,810)	$0	$0
India
Corporate Bonds & Notes	199	0	0	0	0	0	0	(199)	0	0
Netherlands
Asset-Backed Securities	524	0	0	1	0	13	0	0	538	13
Spain
Sovereign Issues	2,686	0	0	0	0	54	0	(2,740)	0	0
United Kingdom
Corporate Bonds & Notes	2,529	0	0	0	0	18	0	0	2,547	18
United States
Mortgage-Backed Securities	0	271	(1)	0	0	1	0	0	271	1
Preferred Securities	1,306	0	0	0	0	(3)	0	0	1,303	(3)
U.S. Government Agencies	7,996	0	(358)	0	0	1	0	0	7,639	2

	$17,036	$271	$(359)	$5	$0	$94	$0	$(4,749)	$12,298	$31
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(97)	$0	$0	$0	$0	$12	$0	$0	$(85)	$12

Totals	$16,939	$271	$(359)	$5	$0	$106	$0	$(4,749)	$12,213	$43

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 194.3%
Fannie Mae
1.500% due 04/27/2026	$2,500	$2,501
3.500% due 09/01/2025 - 03/01/2041	16,015	15,903
4.000% due 08/01/2020 - 08/01/2041	447,420	448,014
4.111% due 03/01/2018	9	9
4.500% due 08/01/2025 - 07/01/2041	67,790	70,469
5.000% due 07/01/2017 - 08/01/2041	110,642	117,397
5.500% due 08/01/2027 - 08/01/2041	54,205	58,509
5.778% due 03/25/2039	9,569	10,011
6.000% due 09/01/2021 - 07/01/2041	17,547	19,316
Freddie Mac
0.337% due 08/15/2018	1,316	1,315
2.575% due 06/01/2030	2	1
2.700% due 05/01/2031	10	10
3.132% due 05/01/2019	7	7
4.000% due 07/01/2041	1,000	998
5.000% due 10/01/2029	473	509
5.500% due 06/01/2035 - 07/01/2041	1,308	1,415
7.500% due 08/15/2029 (a)	17	4
Ginnie Mae
0.309% due 01/16/2044 (a)	135,715	1,027
0.366% due 04/16/2037	14,222	14,198
0.386% due 01/16/2031 - 02/16/2032	1,598	1,595
0.436% due 08/16/2032	772	772
0.486% due 12/16/2026 - 04/20/2037	7,519	7,494
0.556% due 10/16/2042 (a)	35,008	295
0.636% due 11/16/2029	2,275	2,280
0.686% due 07/16/2028	79	80
0.688% due 05/16/2027	45	45
0.736% due 04/16/2032	159	160
0.836% due 05/16/2029	64	64
0.872% due 02/20/2060	24,355	24,491
1.012% due 01/20/2060	71,431	72,250
1.086% due 07/20/2039	9,782	9,810
1.133% due 10/16/2044 (a)	74,909	5,415
1.169% due 01/16/2052 (a)	48,707	2,751
1.180% due 03/20/2058	85,876	84,809
1.291% due 01/16/2030 - 02/16/2030	7,624	7,721
1.332% due 05/20/2061	7,889	8,005
1.364% due 08/20/2058	47,480	47,222
1.395% due 05/20/2061	3,735	3,803
1.404% due 11/16/2051 (a)	48,758	2,931
1.437% due 05/16/2051 (a)	49,907	3,598
1.750% due 01/20/2031 - 02/20/2035	1,077	1,107
1.950% due 08/16/2040 (a)	47,923	4,370
1.998% due 04/20/2061	8,227	8,668
2.250% due 02/20/2030	648	670
3.500% due 03/15/2039 - 05/15/2041	162,239	157,549
4.000% due 05/20/2016 - 08/01/2041	384,128	390,120
4.500% due 02/20/2018 - 07/01/2041	352,422	372,029
5.000% due 07/01/2041 - 08/01/2041	150,500	162,929
5.500% due 04/15/2025 - 08/01/2041	283,039	311,345
6.000% due 06/15/2028 - 07/01/2041	97,296	108,446
6.500% due 11/15/2023 - 07/01/2041	38,089	43,343
7.500% due 12/15/2023 - 06/15/2032	2,479	2,831
Small Business Administration
5.600% due 09/01/2028	4,162	4,562

Total U.S. Government Agencies (Cost $2,602,224)		2,615,173

MORTGAGE-BACKED SECURITIES 4.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035	6,671	6,304
Bear Stearns Commercial Mortgage Securities
0.532% due 09/11/2042 (a)	20,995	173
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036	5,071	3,258
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.630% due 10/15/2048 (a)	128,229	1,440
Credit Suisse First Boston Mortgage Securities Corp.
0.407% due 08/15/2038 (a)	6,516	19
0.884% due 03/25/2032	33	27
Credit Suisse Mortgage Capital Certificates
0.765% due 09/15/2039 (a)	83,777	1,039
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	10,479	8,581
JPMorgan Chase Commercial Mortgage Securities Corp.
0.562% due 07/15/2019	5,827	5,534
4.388% due 02/16/2046	4,000	4,067
LB-UBS Commercial Mortgage Trust
0.343% due 11/15/2040 (a)	48,854	145
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,038	866
Morgan Stanley Capital I
0.688% due 11/12/2041 (a)	34,007	255
1.020% due 04/15/2038 (a)	40,645	69
Mortgage Equity Conversion Asset Trust
0.640% due 01/25/2042	3,834	3,661
0.680% due 10/25/2041	3,198	3,061
0.730% due 02/25/2042	604	575
0.760% due 05/25/2042	18,991	18,168
Structured Asset Mortgage Investments, Inc.
0.846% due 09/19/2032	109	95
Thornburg Mortgage Securities Trust
0.316% due 07/25/2036	2,947	2,939

Total Mortgage-Backed Securities (Cost $60,258)		60,276

ASSET-BACKED SECURITIES 4.9%
Amortizing Residential Collateral Trust
0.766% due 07/25/2032	20	17
Centex Home Equity
0.486% due 01/25/2032	28	23
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033	24	20
Citibank Omni Master Trust
2.287% due 05/16/2016	25,000	25,306
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,312	980
Ford Credit Auto Owner Trust
1.607% due 06/15/2012	172	172
Home Equity Asset Trust
0.786% due 11/25/2032	2	2
Massachusetts Educational Financing Authority
1.224% due 04/25/2038	4,419	4,403
Saxon Asset Securities Trust
0.706% due 08/25/2032	2	2
SLM Student Loan Trust
1.574% due 01/25/2018	4,780	4,915
1.774% due 04/25/2023	11,488	11,873
South Carolina Student Loan Corp.
0.804% due 03/01/2018	5,376	5,301
1.004% due 03/02/2020	8,400	8,351
1.254% due 09/03/2024	4,300	4,263
Structured Asset Securities Corp.
0.476% due 01/25/2033	63	57

Total Asset-Backed Securities (Cost $65,734)		65,685

SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2011	4,801	4,801

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 08/11/2011 valued at $4,900. Repurchase proceeds are $4,801.)
U.S. TREASURY BILLS 0.0%
0.013% due 09/29/2011 (c)	390	390

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.7%
	4,916,459	49,258

Total Short-Term Instruments (Cost $54,451)		54,449

Total Investments 207.7% (Cost $2,782,667)		$2,795,583
Other Assets and Liabilities (Net) (107.7%)		(1,449,646)

Net Assets 100.0%		$1,345,937

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $50 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$97	$0	$97

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.06-1 Index	JPM	(0.540%	)	07/25/2045	$2,123	$1,706	$276	$1,430
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	6,000	341	660	(319)
CMBX.NA.AAA.4 Index	UBS	(0.350%	)	02/17/2051	10,000	568	1,100	(532)

						$2,615	$2,036	$579

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2026	$16,000	$16,335	$(16,285)
Fannie Mae	3.500%	07/01/2041	6,000	5,790	(5,733)
Fannie Mae	4.000%	07/01/2026	5,000	5,206	(5,206)
Fannie Mae	4.000%	07/01/2041	417,000	420,365	(416,739)
Fannie Mae	4.500%	07/01/2041	79,000	81,717	(81,716)
Fannie Mae	5.000%	07/01/2026	6,000	6,432	(6,431)
Fannie Mae	5.000%	08/01/2041	114,000	121,182	(120,769)
Fannie Mae	5.500%	07/01/2041	25,000	27,047	(27,047)
Fannie Mae	6.000%	07/01/2026	6,000	6,536	(6,546)
Fannie Mae	6.000%	08/01/2041	9,000	9,898	(9,870)
Ginnie Mae	3.500%	07/01/2041	130,610	127,527	(126,590)
Ginnie Mae	4.500%	07/01/2041	140,000	148,041	(147,743)
Ginnie Mae	4.500%	08/01/2041	82,000	86,307	(86,254)
Ginnie Mae	5.000%	07/01/2041	25,000	27,086	(27,086)

				$1,089,469	$(1,084,015)

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
U.S. Government Agencies	$0	$2,365,925	$249,248	$2,615,173
Mortgage-Backed Securities	0	34,811	25,465	60,276
Asset-Backed Securities	0	65,685	0	65,685
Short-Term Instruments
Repurchase Agreements	0	4,801	0	4,801
U.S. Treasury Bills	0	390	0	390
PIMCO Short-Term Floating NAV Portfolio	49,258	0	0	49,258
	$49,258	$2,471,612	$274,713	$2,795,583
Short Sales, at value	$0	$(1,084,015)	$0	$(1,084,015)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$1,527	$0	$1,527
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(851)	$0	$(851)

Totals	$49,258	$1,388,273	$274,713	$1,712,244

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
U.S. Government Agencies	$228,772	$22,931	$(2,087)	$42	$82	$(492)	$0	$0	$249,248	$(395)
Mortgage-Backed Securities	25,608	0	(299)	14	19	123	0	0	25,465	128

	$254,380	$22,931	$(2,386)	$56	$101	$(369)	$0	$0	$274,713	$(267)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 98.1%
GOVERNMENT AGENCY DEBT 39.1%
American Express Bank FSB
1.170% due 12/09/2011 (a)	$2,744	$2,757
3.150% due 12/09/2011 (a)	9,700	9,825
Fannie Mae
0.010% due 10/04/2011	4,000	3,999
0.060% due 10/19/2011	14,900	14,897
0.175% due 09/14/2011	59,218	59,197
0.175% due 09/21/2011	19,600	19,592
Federal Home Loan Bank
0.091% due 07/25/2011	5,000	5,000
0.154% due 10/27/2011	10,000	9,999
Freddie Mac
0.010% due 08/29/2011	1,170	1,170
0.095% due 10/13/2011	17,800	17,795
0.175% due 09/14/2011	31,600	31,589
Goldman Sachs Group, Inc.
1.625% due 07/15/2011 (a)	225	225
JPMorgan Chase & Co.
0.950% due 12/02/2011 (a)	2,570	2,579
3.125% due 12/01/2011 (a)	14,000	14,173
Morgan Stanley
3.250% due 12/01/2011 (a)	9,000	9,116
Regions Bank
3.250% due 12/09/2011 (a)	27,400	27,765
Straight-A Funding LLC
0.160% due 08/23/2011	2,500	2,499
0.170% due 08/08/2011	6,400	6,399
SunTrust Bank
3.000% due 11/16/2011 (a)	3,800	3,837
Wells Fargo & Co.
3.000% due 12/09/2011 (a)	1,700	1,720

		244,133

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 16.3%
BNP Paribas Securities Corp.
0.050% due 07/01/2011	92,000	92,000
(Dated 06/30/2011. Collateralized by Fannie Mae 0.360% due 06/23/2014 valued at $93,851. Repurchase proceeds are $92,003.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011	10,000	10,000
(Dated 06/30/2011. Collateralized by Freddie Mac 0.126% due 11/02/2012 valued at $10,220. Repurchase proceeds are $10,000.)

		102,000

TREASURY DEBT 0.5%
U.S. Treasury Bills
0.175% due 11/17/2011	3,000	2,997

TREASURY REPURCHASE AGREEMENTS 42.2%
Banc of America Securities LLC
0.010% due 07/01/2011	35,000	35,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2037 valued at $36,311. Repurchase proceeds are $35,001.)
0.010% due 07/01/2011	28,500	28,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 4.750% due 05/15/2014 valued at $29,216. Repurchase proceeds are $28,501.)
0.010% due 07/01/2011	28,500	28,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $29,257. Repurchase proceeds are $28,501.)
Barclays Capital, Inc.
0.030% due 07/01/2011	30,000	30,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $30,604. Repurchase proceeds are $30,001.)
Citigroup Global Markets, Inc.
0.030% due 07/01/2011	30,000	30,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $30,633. Repurchase proceeds are $30,001.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	90,000	90,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% - 3.125% due 10/31/2011 - 05/15/2021 valued at $91,997. Repurchase proceeds are $90,200.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	20,000	20,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $20,469. Repurchase proceeds are $20,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	1,705	1,705
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,740. Repurchase proceeds are $1,705.)

		263,705

Total Short-Term Instruments (Cost $612,835)		612,835

Total Investments 98.1% (Cost $612,835)		$612,835
Other Assets and Liabilities (Net) 1.9%		11,988

Net Assets 100.0%		$624,823

Notes to Schedule of Investments (amounts in thousands):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$244,133	$0	$244,133
Government Agency Repurchase Agreements	0	102,000	0	102,000
Treasury Debt	0	2,997	0	2,997
Treasury Repurchase Agreements	0	263,705	0	263,705
	$0	$612,835	$0	$612,835

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.6%
AGFS Funding Co.
5.500% due 05/10/2017		$29,450	$28,931
Arch Coal, Inc.
7.250% due 06/07/2012		47,000	47,235
Capsugel
5.000% due 05/01/2012	EUR	13,300	19,047
Cardinal Health, Inc.
2.436% due 04/10/2014		$22,881	21,937
Community Health Systems, Inc.
2.504% due 07/25/2014		6,725	6,511
3.691% due 01/25/2017		3,212	3,140
DaVita, Inc.
4.500% due 10/20/2016		8,678	8,714
Dex One Corp.
9.000% due 10/24/2014		2,156	1,490
First Data Corp.
2.936% due 09/24/2014		37,260	34,582
General Nutrition Centers, Inc.
4.250% due 03/02/2018		2,125	2,129
Harrah’s Operating Co., Inc.
3.186% due 01/28/2015		4,803	4,322
3.246% due 01/28/2015		13	11
3.274% due 01/28/2015		16,473	14,830
3.307% due 01/28/2015		6	6
Ineos Group Holdings PLC
7.001% due 10/07/2012		685	716
Intelsat Ltd.
2.776% due 02/01/2014		20,750	20,037
Local Insight Media Holdings, Inc.
6.250% due 04/23/2015 (a)		3,875	819
Newsday LLC
10.500% due 08/01/2013		19,750	20,910
Nuveen Investments, Inc.
3.246% due 11/13/2014		3,207	3,172
3.273% due 11/13/2014		2,371	2,345
Quintiles Transnational Corp.
5.000% due 06/08/2018		31,750	31,601
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		69,973	54,716
4.768% due 10/10/2017		74,250	58,060
Univision Communications, Inc.
2.186% due 09/29/2014		13,280	12,729
UPC Holding BV
5.071% due 12/30/2016	EUR	11,279	16,013
5.321% due 12/31/2017		4,884	6,970
Vodafone Group PLC
6.875% due 08/11/2015		$24,750	25,616
6.875% due 08/17/2015		874	905

Total Bank Loan Obligations (Cost $445,860)			447,494

CORPORATE BONDS & NOTES 87.0%
BANKING & FINANCE 15.9%
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,023
2.454% due 12/01/2014		1,250	1,190
4.500% due 02/11/2014		15,100	15,138
6.000% due 12/15/2011		2,000	2,030
6.250% due 12/01/2017		12,000	11,958
6.625% due 05/15/2012		4,750	4,863
6.750% due 12/01/2014		6,489	6,804
6.875% due 09/15/2011		1,200	1,210
7.500% due 12/31/2013		19,582	21,026
7.500% due 09/15/2020		10,000	10,500
8.000% due 03/15/2020		20,500	21,832
8.000% due 11/01/2031		21,740	23,278
8.300% due 02/12/2015		12,500	14,000
American International Group, Inc.
0.346% due 03/20/2012		1,510	1,501
4.000% due 09/20/2011	EUR	5,000	7,278
5.050% due 10/01/2015		$4,600	4,804
5.450% due 05/18/2017		7,385	7,728
5.750% due 03/15/2067	GBP	5,550	7,571
5.850% due 01/16/2018		$20,100	21,079
8.175% due 05/15/2068		10,125	11,101
8.250% due 08/15/2018		60,325	69,287
8.625% due 05/22/2068	GBP	24,800	41,196
BAC Capital Trust VI
5.625% due 03/08/2035		$8,700	7,517
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	16,850	21,094
Barclays Bank PLC
5.926% due 09/29/2049		$4,550	4,254
6.369% due 06/29/2049	GBP	600	861
6.860% due 09/29/2049		$1,600	1,484
7.434% due 09/29/2049		6,750	6,936
14.000% due 11/29/2049	GBP	25,340	51,345
BPCE S.A.
5.250% due 07/29/2049	EUR	700	909
9.000% due 03/29/2049		2,700	4,033
9.250% due 10/29/2049		1,200	1,771
C10 Capital SPV Ltd.
6.722% due 12/29/2049		$5,000	3,750
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,000	10,933
Capital One Capital V
10.250% due 08/15/2039		7,725	8,237
Cequel Communications Holdings I LLC
8.625% due 11/15/2017		17,000	17,765
CIT Group, Inc.
7.000% due 05/01/2014		28,134	28,521
7.000% due 05/01/2015		55,147	55,354
7.000% due 05/01/2016		70,903	70,726
7.000% due 05/01/2017		31,177	31,138
Citigroup, Inc.
0.522% due 06/09/2016		7,000	6,442
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		60,000	76,782
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	5,050	6,727
7.589% due 01/29/2049		3,300	4,899
8.125% due 10/29/2049		1,500	2,395
8.375% due 10/29/2049		$4,773	5,012
E*Trade Financial Corp.
6.750% due 06/01/2016		4,875	4,802
FCE Bank PLC
7.125% due 01/16/2012	EUR	3,000	4,444
7.125% due 01/15/2013		6,000	9,027
9.375% due 01/17/2014		7,950	12,725
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$15,000	15,559
6.625% due 08/15/2017		12,875	13,696
7.000% due 10/01/2013		111,733	119,661
7.000% due 04/15/2015		12,000	12,992
7.250% due 10/25/2011		210	213
7.500% due 08/01/2012		3,425	3,587
7.800% due 06/01/2012		16,750	17,521
8.000% due 06/01/2014		26,550	29,137
8.000% due 12/15/2016		30,500	34,356
8.125% due 01/15/2020		13,450	15,622
8.700% due 10/01/2014		1,250	1,402
9.875% due 08/10/2011		5,000	5,038
12.000% due 05/15/2015		11,100	13,771
GMAC International Finance BV
7.500% due 04/21/2015	EUR	14,750	22,299
HBOS Capital Funding LP
6.071% due 06/29/2049		$1,000	870
6.461% due 11/29/2049	GBP	2,000	2,592
HBOS PLC
0.452% due 09/06/2017		$1,550	1,376
2.199% due 03/29/2016	EUR	1,000	1,276
6.000% due 11/01/2033		$5,000	3,821
6.750% due 05/21/2018		25,450	24,513
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	285
ILFC E-Capital Trust II
6.250% due 12/21/2065		51,990	44,451
Ineos Finance PLC
9.000% due 05/15/2015		11,750	12,396
9.250% due 05/15/2015	EUR	8,675	13,146
ING Capital Funding Trust III
3.846% due 12/29/2049		$6,537	6,204
ING Groep NV
5.140% due 03/29/2049	GBP	1,644	2,230
5.775% due 12/29/2049		$17,854	16,515
International Lease Finance Corp.
0.634% due 07/01/2011		1,000	1,000
1.795% due 08/15/2011	EUR	10,000	14,565
5.625% due 09/20/2013		$13,000	13,244
5.650% due 06/01/2014		500	502
5.875% due 05/01/2013		9,275	9,542
6.250% due 05/15/2019		11,150	10,905
6.375% due 03/25/2013		8,000	8,280
6.625% due 11/15/2013		11,100	11,544
6.750% due 09/01/2016		23,625	25,279
7.125% due 09/01/2018		24,475	26,311
8.250% due 12/15/2020		7,100	7,686
8.625% due 09/15/2015		9,325	10,141
8.750% due 03/15/2017		17,185	18,839
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	10,000	14,574
JPMorgan Chase & Co.
7.900% due 04/29/2049		$20,000	21,555
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	8,044	10,149
7.625% due 10/14/2020		425	567
7.867% due 12/17/2019	GBP	5,203	7,745
7.869% due 08/25/2020		8,825	13,031
7.875% due 11/01/2020		$11,225	10,608
8.500% due 12/29/2049		1,050	991
11.040% due 03/19/2020	GBP	4,795	8,292
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	425	536
9.125% due 07/15/2020	GBP	2,500	4,014
15.000% due 12/21/2019		9,250	19,893
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$52,300	13,729
3.151% due 04/04/2016 (a)		6,200	1,628
6.750% due 12/28/2017 (a)		19,425	29
7.500% due 05/11/2038 (a)		14,175	21
Marina District Finance Co., Inc.
9.500% due 10/15/2015		3,850	4,023
9.875% due 08/15/2018		5,750	5,994
MCE Finance Ltd.
10.250% due 05/15/2018		6,000	6,712
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	11,547

NB Capital Trust IV
8.250% due 04/15/2027		1,265	1,301
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		12,150	12,205
Regions Bank
7.500% due 05/15/2018		2,000	2,093
Regions Financial Corp.
0.416% due 06/26/2012		19,300	18,763
7.375% due 12/10/2037		7,511	7,163
7.750% due 11/10/2014		14,400	15,263
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		5,630	5,741
6.990% due 10/29/2049 (a)		16,050	14,525
7.648% due 08/29/2049		7,075	6,403
Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	10,000	17,053
SLM Corp.
0.504% due 10/25/2011		$5,400	5,374
0.574% due 01/27/2014		7,575	7,188
1.801% due 06/17/2013	EUR	51,500	72,260
5.000% due 04/15/2015		$2,000	2,011
5.000% due 06/15/2018		1,000	947
5.050% due 11/14/2014		1,750	1,751
5.375% due 05/15/2014		5,000	5,208
6.250% due 01/25/2016		6,450	6,696
8.000% due 03/25/2020		11,150	11,985
8.450% due 06/15/2018		30,000	32,956
SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049		6,100	7,168
Societe Generale S.A.
5.922% due 04/29/2049		17,270	14,947
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	2,000	2,715
4.875% due 07/15/2012		$6,000	5,985
6.900% due 12/15/2017		8,400	7,749
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,513
10.500% due 02/15/2019		4,000	6,420
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$10,250	10,147
USB Capital IX
3.500% due 10/29/2049		2,000	1,656
Wachovia Capital Trust III
5.570% due 03/29/2049		3,000	2,756
Wells Fargo & Co.
7.980% due 03/29/2049		15,465	16,780
Wells Fargo Capital XV
9.750% due 09/29/2049		35,000	37,100
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		19,000	19,807
7.375% due 02/15/2018	EUR	5,000	7,468
11.750% due 07/15/2017		$42,742	48,619

			1,954,001

INDUSTRIALS 62.5%
Actuant Corp.
6.875% due 06/15/2017		5,000	5,137
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		2,000	2,070
Affinion Group, Inc.
7.875% due 12/15/2018		23,975	22,536
Aguila S.A.
7.875% due 01/31/2018		14,375	14,537
7.875% due 01/31/2018	CHF	7,650	9,326
Alere, Inc.
8.625% due 10/01/2018		$20,000	20,500
Aleris International, Inc.
7.625% due 02/15/2018		41,315	41,418
Alliant Techsystems, Inc.
6.875% due 09/15/2020		9,700	10,136
Allison Transmission, Inc.
7.125% due 05/15/2019		12,400	12,121
11.000% due 11/01/2015		17,250	18,457
AMC Networks, Inc.
7.750% due 07/15/2021		10,675	11,182
American Airlines Pass-Through Trust
7.858% due 04/01/2013		28,850	29,211
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		6,415	6,567
American Stores Co.
7.100% due 03/20/2028		1,034	830
8.000% due 06/01/2026		30,835	28,214
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	8,100
AmeriGas Partners LP
7.125% due 05/20/2016		20,000	20,700
Ameristar Casinos, Inc.
7.500% due 04/15/2021		18,250	18,912
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		19,360	20,522
Anadarko Petroleum Corp.
6.200% due 03/15/2040		5,750	5,847
6.450% due 09/15/2036		19,975	20,909
Antero Resources Finance Corp.
9.375% due 12/01/2017		3,750	4,050
ARAMARK Corp.
3.773% due 02/01/2015		16,850	16,471
5.000% due 06/01/2012		2,505	2,558
8.500% due 02/01/2015		17,155	17,906
Arch Coal, Inc.
7.000% due 06/15/2019		17,575	17,619
7.250% due 10/01/2020		7,400	7,566
7.250% due 06/15/2021		17,575	17,685
ARD Finance S.A.
11.125% due 06/01/2018 (c)		4,500	4,564
11.125% due 06/01/2018 (c)	EUR	3,000	4,524
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		14,300	20,919
9.125% due 10/15/2020		$5,975	6,319
9.250% due 10/15/2020	EUR	2,525	3,749
Armored Autogroup, Inc.
9.250% due 11/01/2018		$9,000	8,955
Associated Materials LLC
9.125% due 11/01/2017		24,750	24,750
Audatex North America, Inc.
6.750% due 06/15/2018		18,675	18,862
AutoNation, Inc.
6.750% due 04/15/2018		6,400	6,704
Avaya, Inc.
7.000% due 04/01/2019		28,750	27,959
Aviation Capital Group
7.125% due 10/15/2020		20,750	21,472
B&G Foods, Inc.
7.625% due 01/15/2018		7,500	7,931
Ball Corp.
6.750% due 09/15/2020		8,550	9,116
Basic Energy Services, Inc.
7.750% due 02/15/2019		15,325	15,440
Bausch & Lomb, Inc.
9.875% due 11/01/2015		14,500	15,442
BE Aerospace, Inc.
6.875% due 10/01/2020		13,500	14,209
Berry Petroleum Co.
6.750% due 11/01/2020		2,075	2,091
10.250% due 06/01/2014		6,050	6,942
Berry Plastics Corp.
4.122% due 09/15/2014		2,280	2,132
5.028% due 02/15/2015		17,870	17,736
8.250% due 11/15/2015		1,500	1,590
9.500% due 05/15/2018		13,900	13,865
9.750% due 01/15/2021		26,000	25,285
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	14,150	19,442
BI-LO LLC
9.250% due 02/15/2019		$14,950	15,212
Biomet, Inc.
10.000% due 10/15/2017		25,677	28,116
10.375% due 10/15/2017 (c)		29,175	32,311
11.625% due 10/15/2017		90,367	100,533
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		13,250	13,614
Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	17,617
7.500% due 03/15/2018		$18,725	21,066
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		9,300	9,416
Brigham Exploration Co.
6.875% due 06/01/2019		10,300	10,274
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,565
6.875% due 01/15/2020		14,845	16,070
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		11,500	12,017
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(h)		2,650	1,060
Building Materials Corp. of America
6.750% due 05/01/2021		27,580	27,787
7.500% due 03/15/2020		10,000	10,575
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		15,950	16,109
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (c)		10,575	9,676
Cablevision Systems Corp.
7.750% due 04/15/2018		8,150	8,731
8.000% due 04/15/2020		3,475	3,744
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		36,525	33,004
11.250% due 06/01/2017		23,000	25,501
Calcipar S.A.
6.875% due 05/01/2018		9,825	9,899
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		8,450	8,746
Capella Healthcare, Inc.
9.250% due 07/01/2017		15,500	16,430
Case New Holland, Inc.
7.875% due 12/01/2017		20,800	22,984
Catalent Pharma Solutions, Inc.
9.750% due 04/15/2017	EUR	5,000	7,323
CC Holdings GS V LLC
7.750% due 05/01/2017		$18,600	20,227
CCO Holdings LLC
6.500% due 04/30/2021		18,750	18,586
7.000% due 01/15/2019		21,525	22,270
7.875% due 04/30/2018		11,500	12,176
CDRT Merger Sub, Inc.
8.125% due 06/01/2019		17,425	17,469
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		2,500	2,559
6.625% due 10/15/2018		9,125	9,672

Cemex Finance LLC
9.625% due 12/14/2017	EUR	2,500	3,643
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$33,600	34,356
CF Industries, Inc.
6.875% due 05/01/2018		8,000	9,090
7.125% due 05/01/2020		10,705	12,485
Chart Industries, Inc.
9.125% due 10/15/2015		9,165	9,577
Charter Communications Operating LLC
8.000% due 04/30/2012		2,000	2,090
10.875% due 09/15/2014		3,500	3,867
Chemtura Corp.
7.875% due 09/01/2018		11,750	12,367
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	1,057
7.250% due 12/15/2018		16,825	18,423
7.625% due 07/15/2013		2,850	3,121
9.500% due 02/15/2015		70,470	82,098
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		15,975	15,496
7.750% due 05/15/2017		15,000	15,525
9.500% due 05/15/2016		15,925	17,478
Cinemark USA, Inc.
7.375% due 06/15/2021		1,375	1,375
CityCenter Holdings LLC
7.625% due 01/15/2016		9,500	9,856
10.750% due 01/15/2017 (c)(i)		16,625	17,327
Clear Channel Communications, Inc.
9.000% due 03/01/2021		10,750	10,347
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		54,375	59,488
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,073
CNL Income Properties, Inc.
7.250% due 04/15/2019		24,250	22,067
Coffeyville Resources LLC
9.000% due 04/01/2015		3,645	3,973
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,131
CommScope, Inc.
8.250% due 01/15/2019		31,310	32,406
Community Health Systems, Inc.
8.875% due 07/15/2015		53,875	55,626
Concho Resources, Inc.
6.500% due 01/15/2022		26,625	26,725
7.000% due 01/15/2021		10,900	11,309
Consol Energy, Inc.
6.375% due 03/01/2021		8,000	8,000
8.000% due 04/01/2017		23,025	25,212
8.250% due 04/01/2020		20,050	21,955
Constellation Brands, Inc.
7.250% due 05/15/2017		10,350	11,307
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	30,325	45,625
7.500% due 09/15/2017		5,150	7,804
8.500% due 07/15/2015		6,350	10,037
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	366
7.566% due 09/15/2021		1,116	1,109
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		5,026	5,010
Continental Resources, Inc.
7.125% due 04/01/2021		3,650	3,869
7.375% due 10/01/2020		5,000	5,337
8.250% due 10/01/2019		3,454	3,791
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		9,000	9,360
10.875% due 12/15/2018	EUR	3,000	4,524
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		$16,750	17,755
Cott Beverages, Inc.
8.125% due 09/01/2018		10,000	10,525
Crown Americas LLC
6.250% due 02/01/2021		9,000	9,135
Crown Castle International Corp.
7.125% due 11/01/2019		3,845	4,066
9.000% due 01/15/2015		1,750	1,907
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	3,125	4,668
Crown Newco 3 PLC
7.000% due 02/15/2018	GBP	3,750	5,898
8.875% due 02/15/2019		1,500	2,383
CSC Holdings LLC
7.625% due 07/15/2018		$40,423	43,960
7.875% due 02/15/2018		17,730	19,459
8.500% due 04/15/2014		4,425	4,923
8.500% due 06/15/2015		10,000	10,850
8.625% due 02/15/2019		8,450	9,570
DaVita, Inc.
6.375% due 11/01/2018		13,375	13,576
6.625% due 11/01/2020		17,575	17,970
Del Monte Foods Co.
7.625% due 02/15/2019		33,910	34,419
Delphi Corp.
6.125% due 05/15/2021		7,550	7,493
Delta Air Lines Pass-Through Trust
7.779% due 07/02/2013		152	153
Denbury Resources, Inc.
8.250% due 02/15/2020		16,316	17,866
9.750% due 03/01/2016		700	786
Digicel Group Ltd.
8.875% due 01/15/2015		3,500	3,596
10.500% due 04/15/2018		11,275	12,684
Digicel Ltd.
8.250% due 09/01/2017		44,350	46,235
DISH DBS Corp.
6.625% due 10/01/2014		4,440	4,684
6.750% due 06/01/2021		19,500	20,085
7.000% due 10/01/2013		14,730	15,890
7.125% due 02/01/2016		86,269	91,445
7.750% due 05/31/2015		5,290	5,753
7.875% due 09/01/2019		10,750	11,650
Diversey Holdings, Inc.
10.500% due 05/15/2020		6,179	7,661
Diversey, Inc.
8.250% due 11/15/2019		10,035	11,816
DJO Finance LLC
7.750% due 04/15/2018		11,500	11,500
9.750% due 10/15/2017		17,000	17,340
10.875% due 11/15/2014		1,250	1,337
Dollar General Corp.
10.625% due 07/15/2015		2,500	2,640
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		11,975	12,394
Dynegy Holdings, Inc.
7.125% due 05/15/2018		2,575	1,790
7.625% due 10/15/2026		3,985	2,710
Dynegy Roseton
7.670% due 11/08/2016		12,485	11,112
Edcon Pty. Ltd.
9.500% due 03/01/2018		11,000	10,395
9.500% due 03/01/2018	EUR	2,000	2,748
EH Holding Corp.
6.500% due 06/15/2019		$8,200	8,384
7.625% due 06/15/2021		10,400	10,660
El Paso Corp.
6.950% due 06/01/2028		275	299
7.000% due 06/15/2017		28,420	32,282
7.250% due 06/01/2018		8,050	9,078
7.420% due 02/15/2037		3,350	3,740
7.750% due 01/15/2032		59,265	69,238
7.800% due 08/01/2031		42,156	49,409
8.050% due 10/15/2030		3,683	4,383
Eldorado Resorts LLC
8.625% due 06/15/2019		16,075	15,030
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		8,675	8,935
Energy Transfer Equity LP
7.500% due 10/15/2020		20,900	22,258
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	5,095
8.375% due 08/01/2066		55,156	59,768
Exide Technologies
8.625% due 02/01/2018		15,320	16,009
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		2,450	2,579
7.500% due 05/04/2020		47,803	52,287
Fidelity National Information Services, Inc.
7.625% due 07/15/2017		8,715	9,292
First Data Corp.
8.250% due 01/15/2021		32,674	32,184
9.875% due 09/24/2015		766	791
12.625% due 01/15/2021		9,849	10,588
First Wind Capital LLC
10.250% due 06/01/2018		5,000	5,075
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,675	10,038
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		7,000	7,140
7.000% due 11/01/2015		7,825	8,021
Ford Motor Co.
6.375% due 02/01/2029		400	384
7.125% due 11/15/2025		8,000	7,939
7.500% due 08/01/2026		12,625	12,838
9.215% due 09/15/2021		1,500	1,698
Forest Oil Corp.
7.250% due 06/15/2019		17,900	18,347
8.500% due 02/15/2014		6,700	7,303
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		20,000	21,875
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		1,500	1,478
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		8,300	9,431
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	11,900	13,046
Geo Group, Inc.
6.625% due 02/15/2021		$9,125	9,102
Georgia-Pacific LLC
5.400% due 11/01/2020		13,650	13,927
7.250% due 06/01/2028		13,550	15,094
7.375% due 12/01/2025		28,610	32,371
7.700% due 06/15/2015		1,770	2,032
8.000% due 01/15/2024		76,715	91,223
8.250% due 05/01/2016		21,970	24,910
8.875% due 05/15/2031		4,550	5,763
Giant Funding Corp.
8.250% due 02/01/2018		16,300	17,074

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		19,750	21,429
10.500% due 05/15/2016		2,763	3,122
Graham Packaging Co. LP
8.250% due 01/01/2017		21,245	23,794
8.250% due 10/01/2018		1,750	1,956
9.875% due 10/15/2014		15,110	15,582
Graphic Packaging International, Inc.
7.875% due 10/01/2018		11,250	11,981
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		5,450	5,396
Griffon Corp.
7.125% due 04/01/2018		8,300	8,373
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	13,669	19,723
5.471% due 09/15/2017		5,250	7,613
Harvest Operations Corp.
6.875% due 10/01/2017		$8,425	8,741
HCA Holdings, Inc.
7.750% due 05/15/2021		22,060	22,998
HCA, Inc.
6.250% due 02/15/2013		1,000	1,040
6.750% due 07/15/2013		1,000	1,048
7.190% due 11/15/2015		17,217	17,432
7.250% due 09/15/2020		17,600	18,986
7.875% due 02/15/2020		2,920	3,183
8.360% due 04/15/2024		1,000	1,000
8.500% due 04/15/2019		23,925	26,557
9.000% due 12/15/2014		3,246	3,562
9.250% due 11/15/2016		148,840	158,701
9.625% due 11/15/2016 (c)		17,200	18,340
9.875% due 02/15/2017		4,956	5,538
Headwaters, Inc.
7.625% due 04/01/2019		19,275	17,637
HeidelbergCement Finance BV
7.500% due 04/03/2020	EUR	4,500	6,868
Hertz Corp.
6.750% due 04/15/2019		$35,300	35,124
7.375% due 01/15/2021		16,200	16,564
7.875% due 01/01/2014	EUR	2,500	3,689
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$32,598	34,065
9.000% due 11/15/2020		43,250	44,548
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		3,650	3,760
7.125% due 03/15/2021		8,500	8,840
Huntsman International LLC
8.625% due 03/15/2020		500	548
8.625% due 03/15/2021		18,550	20,266
Hyva Global BV
8.625% due 03/24/2016		9,350	9,444
IASIS Healthcare LLC
8.375% due 05/15/2019		27,475	27,200
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	46,350	65,702
8.500% due 02/15/2016		$10,330	10,253
Insight Communications Co., Inc.
9.375% due 07/15/2018		21,700	23,924
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		23,995	23,875
7.250% due 10/15/2020		30,100	30,025
7.500% due 04/01/2021		16,250	16,189
8.500% due 11/01/2019		12,920	13,728
9.500% due 06/15/2016		20,000	21,025
11.250% due 06/15/2016		6,250	6,641
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		14,250	15,337
11.500% due 02/04/2017 (c)		56,851	61,257
Interactive Data Corp.
10.250% due 08/01/2018		18,840	20,583
Intergen NV
9.000% due 06/30/2017		33,753	35,863
Interline Brands, Inc.
7.000% due 11/15/2018		4,050	4,121
inVentiv Health, Inc.
10.000% due 08/15/2018		9,000	8,842
Jaguar Land Rover PLC
7.750% due 05/15/2018		3,600	3,636
8.125% due 05/15/2018	GBP	2,700	4,312
8.125% due 05/15/2021		$5,600	5,670
Jarden Corp.
7.500% due 05/01/2017		3,066	3,200
7.500% due 01/15/2020		10,250	10,711
7.500% due 01/15/2020	EUR	7,450	10,912
8.000% due 05/01/2016		$4,250	4,632
JC Penney Corp., Inc.
7.125% due 11/15/2023		8,550	8,935
JDA Software Group, Inc.
8.000% due 12/15/2014		8,000	8,800
JET Equipment Trust
10.000% due 12/15/2013 (a)		982	977
JMC Steel Group
8.250% due 03/15/2018		9,500	9,690
Kabel BW Erste Beteiligungs GmbH
5.721% due 03/15/2018	EUR	4,250	6,225
7.500% due 03/15/2019		$9,250	9,481
7.500% due 03/15/2019	EUR	10,300	15,441
Kerling PLC
10.625% due 02/01/2017		5,000	7,704
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$10,875	10,875
Kinove German Bondco GmbH
9.625% due 06/15/2018		8,450	8,851
10.000% due 06/15/2018	EUR	10,950	16,554
Kraton Polymers LLC
6.750% due 03/01/2019		$5,875	5,904
Laredo Petroleum, Inc.
9.500% due 02/15/2019		9,700	10,258
Las Vegas Sands Corp.
6.375% due 02/15/2015		1,250	1,270
Lear Corp.
7.875% due 03/15/2018		7,425	8,019
Legrand France S.A.
8.500% due 02/15/2025		9,525	11,961
Limited Brands, Inc.
6.625% due 04/01/2021		12,250	12,587
7.000% due 05/01/2020		4,975	5,261
Linn Energy LLC
6.500% due 05/15/2019		7,750	7,692
7.750% due 02/01/2021		5,000	5,225
8.625% due 04/15/2020		16,700	18,203
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		7,747	7,863
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		15,900	16,059
Lyondell Chemical Co.
8.000% due 11/01/2017		42,511	47,400
11.000% due 05/01/2018		41,600	46,800
Manitowoc Co., Inc.
8.500% due 11/01/2020		8,500	9,116
MarkWest Energy Partners LP
6.750% due 11/01/2020		6,650	6,816
McClatchy Co.
11.500% due 02/15/2017		11,000	11,742
Meritor, Inc.
8.125% due 09/15/2015		22,915	24,003
8.750% due 03/01/2012		7,143	7,429
MGM Resorts International
5.875% due 02/27/2014		3,500	3,382
6.625% due 07/15/2015 (i)		18,400	17,342
6.750% due 09/01/2012		2,250	2,272
6.875% due 04/01/2016 (i)		9,085	8,563
7.500% due 06/01/2016		25,400	24,257
7.625% due 01/15/2017		23,650	22,881
9.000% due 03/15/2020		14,000	15,400
10.375% due 05/15/2014		12,500	14,250
11.125% due 11/15/2017		19,450	22,319
Michael Foods, Inc.
9.750% due 07/15/2018		28,545	30,686
Michaels Stores, Inc.
7.750% due 11/01/2018		20,700	20,855
Mirabela Nickel Ltd.
8.750% due 04/15/2018		5,550	5,550
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		225	231
Mueller Water Products, Inc.
8.750% due 09/01/2020		7,475	8,129
Multiplan, Inc.
9.875% due 09/01/2018		13,890	14,828
Musketeer GmbH
9.500% due 03/15/2021	EUR	17,000	26,378
Mylan, Inc.
6.000% due 11/15/2018		$5,000	5,106
7.625% due 07/15/2017		12,300	13,468
7.875% due 07/15/2020		21,726	23,953
Nalco Co.
6.625% due 01/15/2019		15,050	15,502
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	4,500	6,607
NBTY, Inc.
9.000% due 10/01/2018		$15,000	15,900
New Albertson’s, Inc.
6.570% due 02/23/2028		500	394
7.450% due 08/01/2029		15,165	12,625
7.750% due 06/15/2026		1,540	1,363
Newfield Exploration Co.
6.625% due 04/15/2016		250	259
6.875% due 02/01/2020		24,250	25,887
7.125% due 05/15/2018		10,125	10,783
NFR Energy LLC
9.750% due 02/15/2017		21,400	20,865
Nielsen Finance LLC
7.750% due 10/15/2018		32,800	34,604
11.500% due 05/01/2016		12,038	14,145
Noranda Aluminum Acquisition Corp.
4.417% due 05/15/2015 (c)		18,905	17,902
Northwest Airlines Pass-Through Trust
7.691% due 10/01/2018		5,352	5,472
Novasep Holding SAS
9.750% due 12/15/2016		16,600	9,462
Novelis, Inc.
8.375% due 12/15/2017		44,250	47,458
8.750% due 12/15/2020		43,500	47,198
NXP BV
3.028% due 10/15/2013		21,869	21,842
4.077% due 10/15/2013	EUR	2,327	3,367
8.625% due 10/15/2015		1,000	1,519
9.500% due 10/15/2015		$3,000	3,188
9.750% due 08/01/2018		6,100	6,862

OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		30,000	31,005
OI European Group BV
6.875% due 03/31/2017	EUR	3,725	5,429
OPTI Canada, Inc.
7.875% due 12/15/2014		$3,000	1,245
8.250% due 12/15/2014		19,305	8,108
Oshkosh Corp.
8.250% due 03/01/2017		3,000	3,232
8.500% due 03/01/2020		2,675	2,909
OSI Restaurant Partners LLC
10.000% due 06/15/2015		13,049	13,767
OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		22,174	23,255
9.625% due 07/15/2017	EUR	10,925	16,833
Packaging Dynamics Corp.
8.750% due 02/01/2016		$9,500	9,690
Pactiv Corp.
7.950% due 12/15/2025		9,972	8,975
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		10,925	11,007
Peabody Energy Corp.
6.500% due 09/15/2020		5,000	5,400
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,225
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		25,000	26,688
Petrohawk Energy Corp.
6.250% due 06/01/2019		19,625	19,208
7.250% due 08/15/2018		40,300	41,559
PHH Corp.
9.250% due 03/01/2016		5,850	6,428
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		17,895	19,237
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		20,250	18,832
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		49,100	51,187
9.250% due 04/01/2015		3,100	3,232
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		7,500	7,744
Plains Exploration & Production Co.
6.625% due 05/01/2021		16,153	16,173
7.000% due 03/15/2017		4,500	4,658
7.625% due 04/01/2020		23,105	24,376
8.625% due 10/15/2019		2,000	2,190
Ply Gem Industries, Inc.
8.250% due 02/15/2018		11,975	11,406
Polymer Group, Inc.
7.750% due 02/01/2019		10,500	10,579
Polypore International, Inc.
7.500% due 11/15/2017		7,500	7,969
Precision Drilling, Corp.
6.625% due 11/15/2020		6,000	6,090
Production Resource Group, Inc.
8.875% due 05/01/2019		7,750	7,731
Quebecor Media, Inc.
7.750% due 03/15/2016		71,382	74,148
Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	2,382
11.750% due 01/01/2016		18,225	20,959
QVC, Inc.
7.125% due 04/15/2017		8,825	9,310
7.375% due 10/15/2020		2,980	3,151
7.500% due 10/01/2019		8,045	8,568
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		15,750	15,809
Rain CII Carbon LLC
8.000% due 12/01/2018		10,750	11,502
Range Resources Corp.
5.750% due 06/01/2021		15,150	14,923
6.750% due 08/01/2020		15,725	16,354
7.250% due 05/01/2018		175	186
7.500% due 10/01/2017		100	107
RBS Global, Inc.
8.500% due 05/01/2018		61,910	65,702
11.750% due 08/01/2016		1,250	1,328
Refresco Group BV
7.375% due 05/15/2018	EUR	6,400	9,420
Regency Energy Partners LP
6.500% due 07/15/2021		$22,000	22,385
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		5,000	4,900
7.125% due 04/15/2019		22,000	21,945
8.250% due 10/15/2016	EUR	2,000	3,016
8.250% due 02/15/2021		$37,075	34,850
8.500% due 10/15/2016		12,500	13,094
8.750% due 05/15/2018		38,680	38,196
9.000% due 04/15/2019		28,250	28,038
Rhodia S.A.
6.875% due 09/15/2020		11,250	13,233
Roadhouse Financing, Inc.
10.750% due 10/15/2017		18,860	19,897
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,295	11,606
7.625% due 11/15/2014	EUR	11,820	17,484
Roofing Supply Group LLC
8.625% due 12/01/2017		$10,000	10,038
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		11,225	11,225
Sally Holdings LLC
10.500% due 11/15/2016		5,765	6,183
SandRidge Energy, Inc.
3.930% due 04/01/2014		3,222	3,193
7.500% due 03/15/2021		41,500	42,071
8.000% due 06/01/2018		1,250	1,281
9.875% due 05/15/2016		455	502
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	3,600	5,207
6.625% due 04/15/2021		$4,400	4,301
Scientific Games Corp.
8.125% due 09/15/2018		4,750	4,952
Scientific Games International, Inc.
9.250% due 06/15/2019		5,500	5,961
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,602
7.250% due 01/15/2018		3,150	3,363
Seagate HDD Cayman
6.875% due 05/01/2020		3,000	2,992
7.750% due 12/15/2018		6,175	6,515
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		8,075	8,398
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	8,041
Sensata Technologies BV
6.500% due 05/15/2019		15,750	15,789
Seven Seas Cruises S. DE R.L. LLC
9.125% due 05/15/2019		3,950	4,088
Simmons Foods, Inc.
10.500% due 11/01/2017		8,600	9,159
Smithfield Foods, Inc.
7.750% due 07/01/2017		18,762	19,559
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,675
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,432
Snoqualmie Entertainment Authority
4.204% due 02/01/2014		9,904	8,963
9.125% due 02/01/2015		3,250	3,193
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,883
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		27,875	30,662
SPX Corp.
6.875% due 09/01/2017		13,675	14,701
Steel Dynamics, Inc.
7.375% due 11/01/2012		2,500	2,650
7.625% due 03/15/2020		5,500	5,844
7.750% due 04/15/2016		2,275	2,400
STHI Holding Corp.
8.000% due 03/15/2018		20,765	21,180
Styrolution GmbH
7.625% due 05/15/2016	EUR	7,850	11,213
Suburban Propane Partners LP
7.375% due 03/15/2020		$3,950	4,148
Sugarhouse HSP Gaming Prop Mezz LP
8.625% due 04/15/2016		4,275	4,425
SunGard Data Systems, Inc.
7.375% due 11/15/2018		22,591	22,704
7.625% due 11/15/2020		20,500	20,808
10.625% due 05/15/2015		12,675	13,784
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	7,750	11,801
Sunrise Communications International S.A.
7.000% due 12/31/2017	CHF	7,750	9,817
7.000% due 12/31/2017	EUR	2,675	3,976
Talecris Biotherapeutics Holdings Corp.
7.750% due 11/15/2016		$16,920	19,181
Targa Resources Partners LP
6.875% due 02/01/2021		15,625	15,508
Teck Resources Ltd.
9.750% due 05/15/2014		3,705	4,486
10.250% due 05/15/2016		7,626	9,122
10.750% due 05/15/2019		54,975	69,572
Teleflex, Inc.
6.875% due 06/01/2019		10,650	10,836
Tenet Healthcare Corp.
8.000% due 08/01/2020		16,000	16,340
8.875% due 07/01/2019		13,000	14,414
10.000% due 05/01/2018		5,500	6,277
Tenneco, Inc.
8.125% due 11/15/2015		3,290	3,479
Thermon Industries, Inc.
9.500% due 05/01/2017		6,000	6,465
Tomkins LLC
9.000% due 10/01/2018		37,321	40,400
TransDigm, Inc.
7.750% due 12/15/2018		50,750	53,541
TransUnion LLC
11.375% due 06/15/2018		16,570	18,807
Travelport LLC
9.000% due 03/01/2016		6,400	5,744
11.875% due 09/01/2016		15,336	13,266
TreeHouse Foods, Inc.
7.750% due 03/01/2018		10,400	11,076
Trinidad Drilling Ltd.
7.875% due 01/15/2019		5,425	5,642
Triumph Group, Inc.
8.625% due 07/15/2018		17,625	19,410

TRW Automotive, Inc.
7.000% due 03/15/2014		6,600	7,326
7.250% due 03/15/2017		18,000	20,070
U.S. Foodservice
8.500% due 06/30/2019		17,350	16,916
UAL Pass-Through Trust
9.750% due 01/15/2017		29,716	33,950
UCI International, Inc.
8.625% due 02/15/2019		9,750	10,091
Unit Corp.
6.625% due 05/15/2021		3,900	3,905
United Rentals North America, Inc.
8.375% due 09/15/2020		12,000	12,210
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,800	2,747
Universal City Development Partners Ltd.
8.875% due 11/15/2015		$7,600	8,493
10.875% due 11/15/2016		6,500	7,768
Univision Communications, Inc.
7.875% due 11/01/2020		16,655	17,155
8.500% due 05/15/2021		33,700	33,784
UPC Holding BV
8.000% due 11/01/2016	EUR	6,500	9,803
8.375% due 08/15/2020		19,500	28,843
9.750% due 04/15/2018		10,273	15,940
UPCB Finance II Ltd.
6.375% due 07/01/2020		26,500	36,604
UPCB Finance III Ltd.
6.625% due 07/01/2020		$7,500	7,444
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	24,500	36,372
Valeant Pharmaceuticals International
6.500% due 07/15/2016		$19,750	19,627
6.750% due 10/01/2017		7,075	6,969
6.750% due 08/15/2021		24,000	22,920
6.875% due 12/01/2018		7,500	7,388
7.000% due 10/01/2020		32,595	31,699
7.250% due 07/15/2022		15,750	15,356
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		32,400	33,615
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		6,500	4,314
Vertellus Specialties, Inc.
9.375% due 10/01/2015		11,450	11,879
Videotron Ltee
6.875% due 01/15/2014		2,510	2,551
9.125% due 04/15/2018		2,775	3,111
Visant Corp.
10.000% due 10/01/2017		17,325	18,018
VWR Funding, Inc.
10.250% due 07/15/2015 (c)		21,309	21,367
Warner Chilcott Co. LLC
7.750% due 09/15/2018		61,740	62,589
WCA Waste Corp.
7.500% due 06/15/2019		7,125	7,152
Whiting Petroleum Corp.
6.500% due 10/01/2018		9,000	9,405
Windstream Corp.
7.000% due 03/15/2019		150	152
7.750% due 10/15/2020		13,500	14,209
7.750% due 10/01/2021		19,650	20,632
7.875% due 11/01/2017		2,500	2,666
8.125% due 08/01/2013		2,280	2,485
8.125% due 09/01/2018		500	532
8.625% due 08/01/2016		25,000	26,156
WMG Acquisition Corp.
9.500% due 06/15/2016		25,255	26,770
Wynn Las Vegas LLC
7.750% due 08/15/2020		27,000	29,464
7.875% due 11/01/2017		1,650	1,805
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	8,600	12,612
YCC Holdings LLC
10.250% due 02/15/2016 (c)		$7,550	7,607
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	25,000	37,341
Ziggo Finance BV
6.125% due 11/15/2017		11,250	16,069

			7,698,598

UTILITIES 8.6%
AES Corp.
7.375% due 07/01/2021		$27,825	28,277
7.750% due 03/01/2014		5,035	5,463
7.750% due 10/15/2015		3,714	3,983
8.000% due 10/15/2017		13,825	14,724
8.000% due 06/01/2020		14,520	15,536
9.750% due 04/15/2016		19,900	22,686
AES Ironwood LLC
8.857% due 11/30/2025		46,930	47,869
AES Red Oak LLC
8.540% due 11/30/2019		24,138	24,983
9.200% due 11/30/2029		3,795	3,871
Calpine Corp.
7.500% due 02/15/2021		32,504	33,317
7.875% due 07/31/2020		32,500	34,125
7.875% due 01/15/2023		11,000	11,344
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,630
CMS Energy Corp.
8.750% due 06/15/2019		5,375	6,584
Covanta Holding Corp.
7.250% due 12/01/2020		7,800	8,193
Energy Future Holdings Corp.
10.000% due 01/15/2020		16,750	17,855
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		975	990
10.000% due 12/01/2020		13,400	14,351
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		17,750	17,217
Frontier Communications Corp.
6.625% due 03/15/2015		5,725	5,997
7.000% due 11/01/2025		1,650	1,572
7.125% due 03/15/2019		39,995	41,195
7.450% due 07/01/2035		6,144	5,591
7.875% due 04/15/2015		8,275	9,020
7.875% due 01/15/2027		1,875	1,838
8.250% due 05/01/2014		8,475	9,354
8.250% due 04/15/2017		5,000	5,462
8.500% due 04/15/2020		4,875	5,338
9.000% due 08/15/2031		20,060	20,662
GenOn Energy, Inc.
7.875% due 06/15/2017		2,000	2,020
GenOn REMA LLC
9.681% due 07/02/2026		1,505	1,610
Inergy LP
6.875% due 08/01/2021		5,300	5,307
7.000% due 10/01/2018		8,500	8,628
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		30,000	31,388
Masonite International Corp.
8.250% due 04/15/2021		26,250	26,217
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		12,500	12,406
Midwest Generation LLC
8.560% due 01/02/2016		47,112	48,290
NRG Energy, Inc.
7.375% due 01/15/2017		44,380	46,599
7.625% due 01/15/2018		17,980	18,047
7.875% due 05/15/2021		12,000	12,000
8.250% due 09/01/2020		33,250	34,081
NSG Holdings LLC
7.750% due 12/15/2025		29,213	28,775
Penn Virginia Corp.
10.375% due 06/15/2016		6,950	7,732
Qwest Corp.
7.200% due 11/10/2026		10,026	9,876
Sithe Independence Funding Corp.
9.000% due 12/30/2013		4,328	4,430
Sprint Capital Corp.
6.900% due 05/01/2019		92,185	95,411
8.750% due 03/15/2032		32,710	35,572
Sprint Nextel Corp.
6.000% due 12/01/2016		47,370	47,548
8.375% due 08/15/2017		5,125	5,657
Telesat LLC
11.000% due 11/01/2015		34,411	37,809
12.500% due 11/01/2017		6,200	7,471
Tenaska Alabama Partners LP
7.000% due 06/30/2021		26,030	27,331
Thompson Creek Metals Co., Inc.
7.375% due 06/01/2018		5,750	5,664
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		6,475	6,936
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	9,000	92
1.500% due 05/30/2014		28,000	268
1.850% due 07/28/2014		28,000	268
4.100% due 05/29/2015		3,000	30
4.500% due 03/24/2014	EUR	2,250	2,749
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$5,000	5,175
7.748% due 02/02/2021		15,200	15,732
VimpelCom Holdings BV
7.504% due 03/01/2022		14,600	14,688
Virgin Media Finance PLC
9.500% due 08/15/2016		25,600	29,056
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)		1,696	1,725

			1,055,615

Total Corporate Bonds & Notes (Cost $10,048,362)			10,708,214

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012		325	329
9.750% due 09/01/2017		1,160	1,226
9.750% due 09/01/2022		1,375	1,390
9.750% due 09/01/2027		2,170	2,078
9.750% due 09/01/2032		3,480	3,193

			8,216

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	169

Total Municipal Bonds & Notes (Cost $8,412)			8,385

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/15/2014		200	224

Total U.S. Government Agencies (Cost $222)			224

MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust
2.834% due 10/25/2035		188	135
American Home Mortgage Assets
0.376% due 05/25/2046		2,722	1,534
0.396% due 10/25/2046		3,397	1,847
0.978% due 02/25/2047		1,239	596
1.198% due 11/25/2046		20,440	9,520
6.250% due 06/25/2037		7,978	4,196
American Home Mortgage Investment Trust
1.896% due 09/25/2045		884	728
Banc of America Alternative Loan Trust
0.586% due 05/25/2035		1,735	1,239
Banc of America Funding Corp.
5.275% due 11/20/2035		508	394
Banc of America Large Loan, Inc.
0.937% due 08/15/2029		25,000	23,186
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		393	316
BCAP LLC Trust
0.356% due 01/25/2037		1,595	841
Bear Stearns Adjustable Rate Mortgage Trust
4.845% due 01/25/2035		282	254
5.649% due 02/25/2036		424	273
Bear Stearns Alt-A Trust
0.406% due 12/25/2046 (a)		34	2
2.724% due 01/25/2035		83	66
5.142% due 11/25/2036		7,297	4,567
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		969	767
Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034		200	200
4.986% due 07/25/2046		818	543
5.661% due 09/25/2037		5,418	3,649
Countrywide Alternative Loan Trust
0.356% due 01/25/2037		625	340
0.381% due 12/20/2046		9,741	5,201
0.396% due 03/20/2046		625	357
0.416% due 08/25/2046		1,110	204
0.436% due 09/25/2046		700	118
0.436% due 10/25/2046		390	143
0.446% due 07/25/2035		291	193
0.456% due 05/25/2036		429	109
0.956% due 11/25/2035		740	417
1.278% due 12/25/2035		9	6
5.232% due 10/25/2035		366	293
5.473% due 10/25/2035		1,380	899
5.500% due 11/25/2035		6,271	5,058
5.621% due 02/25/2037		2,355	1,641
5.750% due 03/25/2037		497	375
6.500% due 11/25/2037		1,031	842
6.964% due 07/25/2036 (b)		24,970	4,434
Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 04/25/2046		613	121
4.840% due 02/25/2047		461	288
5.023% due 03/25/2037		453	217
5.321% due 02/20/2036		541	389
5.374% due 04/20/2036		415	312
5.684% due 09/25/2047		566	387
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)		74	61
Deutsche ALT-A Securities, Inc.
5.200% due 10/25/2035		382	281
5.869% due 10/25/2036		612	365
5.886% due 10/25/2036		612	366
Downey Savings & Loan Association Mortgage Loan Trust
0.436% due 03/19/2045		406	278
0.506% due 07/19/2045		393	80
EMF-NL
2.332% due 07/17/2041	EUR	11,708	15,850
First Horizon Alternative Mortgage Securities
2.365% due 10/25/2034		$92	82
2.367% due 09/25/2035		85	60
6.000% due 05/25/2036		2,541	1,916
Greenpoint Mortgage Funding Trust
0.386% due 10/25/2046		752	191
0.386% due 12/25/2046 (a)		583	98
0.456% due 04/25/2036		532	94
GSR Mortgage Loan Trust
0.446% due 08/25/2046		638	196
2.804% due 01/25/2036		1,137	935
2.867% due 04/25/2035		59	51
5.750% due 03/25/2036		5,464	5,234
Harborview Mortgage Loan Trust
0.366% due 07/19/2046		2,634	1,530
0.376% due 07/21/2036		655	404
0.376% due 01/19/2038		350	221
0.426% due 03/19/2036		11,352	6,751
5.404% due 08/19/2036		521	384
5.750% due 08/19/2036		4,835	2,890
Impac CMB Trust
0.926% due 11/25/2034		53	46
Indymac INDA Mortgage Loan Trust
5.612% due 08/25/2036		700	515
Indymac Index Mortgage Loan Trust
0.396% due 05/25/2046		340	214
0.456% due 06/25/2037		581	112
2.527% due 08/25/2035		2,612	2,038
4.970% due 09/25/2035		2,517	1,828
5.088% due 01/25/2036		358	258
5.122% due 10/25/2035		366	277
5.181% due 11/25/2035		13,425	9,946
5.244% due 06/25/2036		626	501
JPMorgan Mortgage Trust
6.000% due 08/25/2037		3,632	3,249
Luminent Mortgage Trust
0.356% due 12/25/2036		1,879	1,168
0.366% due 12/25/2036		634	363
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046		1,125	634
0.486% due 05/25/2047		800	251
0.526% due 05/25/2047		600	87
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		1,060	776
Morgan Stanley Mortgage Loan Trust
0.496% due 01/25/2035		109	91
2.301% due 06/25/2036		336	317
Nomura Asset Acceptance Corp.
2.456% due 12/25/2034		196	185
5.820% due 03/25/2047		518	422
Residential Accredit Loans, Inc.
0.346% due 01/25/2037		14,091	8,351
0.366% due 06/25/2046		7,821	2,891
0.416% due 05/25/2037		720	184
0.436% due 08/25/2037		1,117	710
5.500% due 02/25/2036 (a)		8,509	4,776
5.681% due 09/25/2035		419	288
Residential Asset Securitization Trust
0.636% due 12/25/2036 (a)		1,306	480
6.000% due 05/25/2037		2,154	1,669
6.250% due 10/25/2036 (a)		1,350	922
Sequoia Mortgage Trust
2.512% due 01/20/2047		532	389
Structured Adjustable Rate Mortgage Loan Trust
2.620% due 03/25/2034		101	97
5.027% due 09/25/2036		700	375
5.123% due 05/25/2036		700	600
5.253% due 11/25/2035		388	248
6.000% due 10/25/2037 (a)		390	171
Structured Asset Mortgage Investments, Inc.
0.396% due 05/25/2046		2,198	1,221
0.406% due 05/25/2036		361	202
0.406% due 09/25/2047		60,479	23,917
0.436% due 07/19/2035		141	118
0.446% due 05/25/2046		490	57
0.466% due 02/25/2036		364	227
0.486% due 08/25/2036		900	269
Suntrust Alternative Loan Trust
0.536% due 04/25/2036		6,530	2,471
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		534	292
WaMu Mortgage Pass-Through Certificates
0.406% due 07/25/2046		313	26
0.596% due 11/25/2045		598	381
0.596% due 12/25/2045		554	363
0.678% due 11/25/2034		935	643
0.978% due 02/25/2047		14	9
1.018% due 01/25/2047		2,006	1,129
1.088% due 07/25/2047		764	495
1.098% due 12/25/2046		6	3
2.609% due 01/25/2047		742	523
2.624% due 10/25/2033		229	226
5.239% due 04/25/2037		637	464
5.640% due 02/25/2037		1,862	1,373
5.686% due 10/25/2036		4,899	4,028
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.038% due 04/25/2047		756	147
1.218% due 07/25/2046		129	53
1.248% due 05/25/2046		3	2

Total Mortgage-Backed Securities (Cost $182,411)			199,583

ASSET-BACKED SECURITIES 0.4%
Argent Securities, Inc.
1.236% due 12/25/2033		5,217	4,186
Carrington Mortgage Loan Trust
0.306% due 02/25/2037		598	570
0.336% due 08/25/2036		850	276
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046		86	54
Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037		9,463	3,786

GSAA Trust
0.486% due 05/25/2047		700	447
GSAMP Trust
0.256% due 12/25/2036		171	118
0.306% due 03/25/2047		459	440
0.336% due 08/25/2036		935	460
Lehman XS Trust
0.416% due 06/25/2046 (a)		220	16
0.416% due 08/25/2046 (a)		214	21
0.426% due 09/25/2046		519	60
0.426% due 11/25/2046		546	129
MASTR Asset-Backed Securities Trust
0.396% due 11/25/2036		3,102	1,242
Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/2037		27,800	17,685
Mid-State Trust
7.791% due 03/15/2038		287	277
Morgan Stanley ABS Capital I
0.326% due 05/25/2037		1,555	547
Morgan Stanley Mortgage Loan Trust
0.416% due 02/25/2037		475	213
0.546% due 04/25/2037		601	260
5.750% due 04/25/2037		303	216
6.000% due 07/25/2047		322	238
Novastar Home Equity Loan
0.286% due 03/25/2037		795	772
Residential Asset Mortgage Products, Inc.
0.586% due 06/25/2047		700	326
Residential Asset Securities Corp.
0.336% due 08/25/2036		700	366
Structured Asset Securities Corp.
0.336% due 05/25/2037		4,483	4,238
0.486% due 06/25/2035		16,015	10,547

Total Asset-Backed Securities (Cost $45,609)			47,490

SOVEREIGN ISSUES 1.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	136,376	86,367
10.000% due 01/01/2017		205,600	119,469

Total Sovereign Issues (Cost $171,456)			205,836

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (d)		1,180,515	2,987

Total Common Stocks (Cost $36,596)			2,987

CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Bank of America Corp.
7.250% due 12/31/2049		2,000	2,002
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011		6,700	2
Wells Fargo & Co.
7.500% due 12/31/2049		42,050	44,573

Total Convertible Preferred Securities (Cost $38,274)			46,577

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.6%
ABN AMRO North America Capital Funding Trust I
1.301% due 12/31/2049		17,000	11,704

Ally Financial, Inc.
7.000% due 12/31/2049		38,500	36,185
GMAC Capital Trust I
8.125% due 02/15/2040		900,000	23,122

			71,011

INDUSTRIALS 0.2%
Las Vegas Sands Corp.
10.000% due 12/31/2049		204,300	23,024

Total Preferred Securities (Cost $89,908)			94,035

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		$11,000	11,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $11,258. Repurchase proceeds are $11,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		4,882	4,882

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 - 08/11/2011 valued at $850 and U.S. Treasury Notes 1.750% - 3.125% due 05/31/2016 - 04/30/2017 valued at $4,132. Repurchase proceeds are $4,882.)

			15,882

U.S. TREASURY BILLS 0.1%
0.032% due 08/11/2011 - 10/20/2011 (e)(g)		4,522	4,522

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 2.2%
		27,177,808	272,294

Total Short-Term Instruments (Cost $292,712)			292,698

Total Investments 97.9% (Cost $11,359,822)			$12,053,523
Other Assets and Liabilities (Net) 2.1%			261,018

Net Assets 100.0%			$12,314,541

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $4,522 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $3,007 at a weighted average interest rate of -0.512%. On June 30, 2011, securities valued at $9,374 were pledged as collateral for reverse repurchase agreements.

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011(2)	Notional Amount(3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	2.284%	$4,100	$325	$(246)	$571
AES Corp.	GSC	5.000%	12/20/2013	1.933%	11,250	852	(872)	1,724
AES Corp.	RBS	5.000%	12/20/2014	2.664%	5,000	391	20	371
AES Corp.	UBS	5.000%	12/20/2014	2.664%	5,000	391	20	371
Ally Financial, Inc.	BOA	7.000%	12/20/2012	2.146%	2,500	181	0	181
Ally Financial, Inc.	BOA	5.000%	09/20/2013	2.540%	37,000	1,997	(9,712)	11,709
Ally Financial, Inc.	DUB	5.000%	03/20/2012	1.459%	3,000	81	(465)	546
Ally Financial, Inc.	DUB	6.350%	12/20/2012	2.146%	3,650	230	0	230
Ally Financial, Inc.	JPM	2.110%	03/20/2012	1.459%	10,000	54	0	54
American International Group, Inc.	BOA	5.000%	09/20/2011	0.595%	10,900	126	(2,616)	2,742
American International Group, Inc.	GSC	5.000%	09/20/2011	0.595%	13,500	156	(3,105)	3,261
ARAMARK Corp.	CITI	5.000%	03/20/2014	2.131%	5,100	394	(139)	533
Biomet, Inc.	CITI	6.500%	06/20/2014	2.183%	3,000	359	0	359
Biomet, Inc.	JPM	8.000%	03/20/2014	2.088%	4,000	607	0	607
Biomet, Inc.	MSC	3.550%	03/20/2013	1.731%	1,500	47	0	47
Celanese Corp.	UBS	1.450%	12/20/2012	0.782%	2,000	20	0	20
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.355%	2,900	60	(261)	321
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	3.608%	22,500	773	(2,231)	3,004
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	3.902%	24,700	733	(2,254)	2,987
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	4.149%	10,000	251	(500)	751
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	3.608%	3,750	128	(366)	494
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.263%	1,500	63	0	63
CSC Holdings, Inc.	UBS	1.450%	09/20/2013	1.327%	2,600	8	0	8
El Paso Corp.	GSC	5.000%	09/20/2014	0.906%	30,325	3,986	(2,881)	6,867

Ford Motor Co.	UBS	2.390%	03/20/2012	0.356%		18,500	288	0	288
Ford Motor Co.	UBS	2.490%	12/20/2012	0.562%		1,000	29	0	29
Ford Motor Co.	UBS	2.590%	03/20/2013	0.707%		5,000	165	0	165
GenOn Energy, Inc.	BCLY	5.000%	09/20/2014	4.866%		3,800	21	(598)	619
GenOn Energy, Inc.	CITI	5.000%	09/20/2014	4.866%		4,100	22	(451)	473
GenOn Energy, Inc.	DUB	5.000%	09/20/2014	4.866%		900	5	(130)	135
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	4.866%		21,650	118	(3,767)	3,885
Georgia-Pacific LLC	BOA	5.000%	12/20/2013	0.669%		5,250	569	(479)	1,048
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	0.838%		18,000	2,407	(1,845)	4,252
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	0.669%		3,750	407	(337)	744
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	0.669%		9,000	975	(799)	1,774
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	0.666%		1,500	83	0	83
HCA, Inc.	BOA	4.650%	09/20/2013	2.009%		3,000	177	0	177
HCA, Inc.	CITI	2.000%	09/20/2012	1.275%		4,400	41	0	41
HCA, Inc.	CSFB	5.000%	06/20/2014	1.927%		9,600	827	(1,049)	1,876
NRG Energy, Inc.	BOA	5.500%	12/20/2013	2.209%		5,250	426	0	426
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	2.209%		3,750	259	(42)	301
NRG Energy, Inc.	GSC	4.200%	09/20/2013	1.930%		6,875	350	0	350
NRG Energy, Inc.	JPM	5.380%	12/20/2013	2.209%		4,500	352	0	352
Oshkosh Corp.	UBS	1.900%	03/20/2012	1.330%		3,000	14	0	14
Oshkosh Corp.	UBS	2.100%	12/20/2012	1.600%		2,000	16	0	16
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	0.526%		1,100	47	0	47
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	0.526%		5,000	196	0	196
SLM Corp.	BCLY	5.000%	12/20/2013	1.864%		4,250	328	(468)	796
SLM Corp.	BOA	5.000%	09/20/2014	2.267%		18,650	1,598	(2,611)	4,209
SLM Corp.	DUB	5.000%	06/20/2012	0.851%		9,900	418	(1,287)	1,705
SLM Corp.	DUB	5.000%	09/20/2014	2.267%		2,000	171	(225)	396
SLM Corp.	GSC	7.600%	03/20/2012	0.697%		4,750	250	0	250
SLM Corp.	MSC	5.000%	09/20/2011	0.708%		5,000	56	(300)	356
SLM Corp.	MSC	5.000%	06/20/2014	2.157%		6,000	498	(1,020)	1,518
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	3.100%		2,000	119	(230)	349
SunGard Data Systems, Inc.	CITI	5.000%	03/20/2014	2.681%		4,000	250	(261)	511
SunGard Data Systems, Inc.	MSC	3.800%	03/20/2013	1.693%		1,500	54	0	54
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%	JPY	500,000	(922)	(615)	(307)
TRW Automotive Holdings Corp.	UBS	1.150%	03/20/2013	0.591%		$2,000	20	0	20

							$22,847	$(42,122)	$64,969

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	$126,450	$4,252	$4,104	$148
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	25,000	841	891	(50)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	50,000	1,682	(109)	1,791
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	9,950	334	276	58
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	40,000	1,345	1,300	45
CDX.HY-15 5-Year Index	GSC	5.000%	12/20/2015	8,750	294	246	48
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	34,875	1,173	0	1,173
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	7,925	267	228	39
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	75,000	2,522	(641)	3,163
CDX.HY-15 5-Year Index	UBS	5.000%	12/20/2015	51,050	1,717	1,998	(281)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	268,750	4,764	2,431	2,333
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	7,500	133	14	119
CDX.HY-16 5-Year Index	MSC	5.000%	06/20/2016	60,750	1,077	862	215
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012	8,680	94	0	94
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	126	0	126

					$20,621	$11,600	$9,021

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$4,888	$5,010	0.04%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 - 01/01/2010	1,695	1,725	0.01%

				$6,583	$6,735	0.05%

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	300,534	07/2011	HSBC	$7,796	$0	$7,796
Sell		472,534	07/2011	MSC	0	(7,243)	(7,243)
Buy		172,000	07/2011	UBS	4,947	0	4,947
Buy		172,000	08/2011	UBS	3,606	0	3,606
Sell		172,000	08/2011	UBS	0	(4,773)	(4,773)
Sell		300,534	09/2011	HSBC	0	(7,539)	(7,539)
Sell	CAD	8,068	09/2011	DUB	0	(160)	(160)
Sell		3,296	09/2011	RBC	0	(69)	(69)
Sell	CHF	4,310	08/2011	BNP	0	(244)	(244)
Sell		9,845	08/2011	CITI	0	(276)	(276)
Sell		799	08/2011	CSFB	0	(46)	(46)
Buy	CNY	15,251	11/2011	BCLY	5	(5)	0
Buy		64,314	11/2011	CITI	52	0	52
Buy		4,721	11/2011	HSBC	0	(2)	(2)
Buy		33,584	11/2011	JPM	0	(13)	(13)
Buy		3,094	11/2011	RBS	2	0	2
Buy		5,621	02/2012	BCLY	0	(4)	(4)
Buy		96,456	02/2012	DUB	168	0	168
Sell	EUR	9,874	07/2011	BCLY	19	(190)	(171)
Sell		10,766	07/2011	BNP	11	(106)	(95)
Buy		2,799	07/2011	BOA	0	(60)	(60)
Sell		2,046	07/2011	BOA	0	(83)	(83)
Buy		36,505	07/2011	CITI	673	0	673
Sell		12,865	07/2011	CITI	0	(389)	(389)
Sell		861	07/2011	CSFB	0	(17)	(17)
Sell		32,696	07/2011	HSBC	789	(129)	660
Sell		13	07/2011	JPM	0	0	0
Sell		212,273	07/2011	MSC	0	(1,744)	(1,744)
Sell		976	07/2011	RBC	30	0	30
Sell		159,989	07/2011	RBS	0	(1,586)	(1,586)
Sell		208,125	07/2011	UBS	0	(4,611)	(4,611)
Sell	GBP	48,607	09/2011	BCLY	1,526	0	1,526
Sell		101	09/2011	BNP	0	(1)	(1)
Buy		3,621	09/2011	CITI	0	(84)	(84)
Sell		48,607	09/2011	CITI	1,614	0	1,614
Sell		789	09/2011	RBS	0	(4)	(4)
Sell		47,882	09/2011	UBS	1,840	0	1,840
Buy	JPY	51,178	07/2011	BCLY	3	0	3
Sell		4,153	07/2011	BCLY	0	0	0
Sell		7,260	07/2011	BNP	0	0	0
Sell		1,449	07/2011	HSBC	0	0	0
Sell		45,421	07/2011	RBC	5	0	5

					$23,086	$(29,378)	$(6,292)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$428,447	$19,047	$447,494
Corporate Bonds & Notes
Banking & Finance	0	1,953,010	991	1,954,001
Industrials	0	7,611,239	87,359	7,698,598
Utilities	0	1,003,990	51,625	1,055,615
Municipal Bonds & Notes
California	0	8,216	0	8,216
Puerto Rico	0	169	0	169
U.S. Government Agencies	0	224	0	224
Mortgage-Backed Securities	0	199,583	0	199,583
Asset-Backed Securities	0	47,490	0	47,490
Sovereign Issues	0	205,836	0	205,836
Common Stocks
Consumer Discretionary	2,987	0	0	2,987
Convertible Preferred Securities
Banking & Finance	46,575	0	2	46,577
Preferred Securities
Banking & Finance	0	71,011	0	71,011
Industrials	0	23,024	0	23,024
Short-Term Instruments
Repurchase Agreements	0	15,882	0	15,882
U.S. Treasury Bills	0	4,522	0	4,522
PIMCO Short-Term Floating NAV Portfolio	272,294	0	0	272,294
	$321,856	$11,572,643	$159,024	$12,053,523

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	74,628	0	74,628
Foreign Exchange Contracts	0	23,086	0	23,086
	$0	$97,714	$0	$97,714

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(638)	0	(638)
Foreign Exchange Contracts	0	(29,378)	0	(29,378)

	$0	$(30,016)	$0	$(30,016)

Totals	$321,856	$11,640,341	$159,024	$12,121,221

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Bank Loan Obligations	$71,429	$19,081	$(71,490)	$0	$0	$27	$0	$0	$19,047	$(34)
Corporate Bonds & Notes
Banking & Finance	984	0	0	0	0	7	0	0	991	7
Industrials	104,612	0	(16,447)	168	0	(974)	0	0	87,359	(1,063)
Utilities	51,408	0	0	(23)	0	240	0	0	51,625	240
Convertible Preferred Securities
Banking & Finance	2	0	0	0	0	0	0	0	2	0

	$228,435	$19,081	$(87,937)	$145	$0	$(700)	$0	$0	$159,024	$(850)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.9%
American International Group, Inc.
8.175% due 05/15/2068	$1,600	$1,754
8.250% due 08/15/2018	400	459

Total Corporate Bonds & Notes (Cost $1,586)		2,213

MUNICIPAL BONDS & NOTES 89.7%
ALABAMA 1.0%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50
Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	623
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	225
5.250% due 03/01/2036	500	441
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,214

		2,553

ALASKA 0.4%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	910

ARIZONA 4.1%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,215
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	913
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	895
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,213
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,199
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	868
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,008
6.375% due 09/01/2029	1,850	1,875
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	756

		9,942

CALIFORNIA 7.9%
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	514
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,554
California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,645
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	570
7.000% due 10/01/2039	500	465
California State Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,000	1,033
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,008
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	1,350	1,127
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	853
9.000% due 11/01/2017	410	373
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,057
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	737
5.750% due 06/01/2047	2,500	1,830
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	253
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	5,000	4,512
Riverside, California Special Assessment Bonds, Series 2001
6.150% due 09/02/2019	500	507
Tustin, California Unified School District Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	458
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	754

		19,250

COLORADO 4.9%
Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	377
5.450% due 12/01/2034	1,000	705
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (g)	775	618
5.750% due 05/15/2037	815	619
5.750% due 12/01/2037	990	730
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,802
5.900% due 08/01/2037	1,000	803
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	921
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	978
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,345
Colorado State Regional Transportation District Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	755
Colorado State Tallyn’s Reach Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	421
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	343
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	504

		11,921

CONNECTICUT 0.4%
Connecticut State Harbor Point Infrastructure Improvement District Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,079

FLORIDA 5.4%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	425	356
Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,035
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	1,025	1,097
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2011
5.000% due 06/01/2019 (b)	2,000	2,064
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	198
Florida State Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	297
Florida State Seminole Indian Tribe Revenue Notes, Series 2010
5.125% due 10/01/2017	500	499
Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	652
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	874
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	777
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,273
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,156
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,347

St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,389

		13,014

GEORGIA 2.4%
Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	500
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	255
DeKalb County, Georgia Hospital Authority Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	973
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	157
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	541
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,023
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,165
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 04/01/2017	1,000	1,132

		5,746

IDAHO 0.5%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,200

ILLINOIS 5.7%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	810
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,042
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,730
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	799
Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	804
5.500% due 05/15/2037	750	586
6.100% due 12/01/2041	1,605	1,250
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 (a)	1,000	380
Illinois State Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	451
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2013	500	516
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	444
Illinois State Railsplitter Tobacco Settlement Authority Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,043
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,114
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	909
6.625% due 06/01/2037	1,000	896

		13,774

INDIANA 5.2%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	87
Indiana State Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	337
6.000% due 12/01/2026	1,000	1,013
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	500	458
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,103
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,114
Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,022
6.000% due 01/01/2039	1,000	1,064
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,624
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,380
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,284

		12,486

IOWA 1.9%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,023
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	655
5.500% due 11/15/2037	1,550	1,024
5.625% due 12/01/2045	1,650	967
Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	1,000	1,042

		4,711

KANSAS 0.7%
Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	250
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,018
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	196
5.500% due 08/01/2021	250	202
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	129

		1,795

KENTUCKY 0.2%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	509

LOUISIANA 1.7%
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,517
Louisiana State Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,040
New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	563

		4,120

MARYLAND 0.3%
Maryland State Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	246
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	216
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	275

		737

MASSACHUSETTS 1.3%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,132
Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,435	1,512
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.125% due 07/01/2035	500	426

		3,070

MICHIGAN 3.0%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	291
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,010
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	579
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	173
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	30	30
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	920	790
Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	173
Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	300

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	866
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	884
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (g)	228	201
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	881
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	544
Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	575

		7,297

MINNESOTA 1.3%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	328
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	623
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	556
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,032
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	165
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	439

		3,143

MISSISSIPPI 0.8%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,864

MISSOURI 1.4%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	750	322
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	220
Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	443
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,346
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	500	502
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	253
Missouri State Grindstone Plaza Transportation Development District Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	184
5.550% due 10/01/2036	45	32

		3,302

MONTANA 0.2%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (d)	830	512

NEW HAMPSHIRE 1.3%
New Hampshire State Business Finance Authority Revenue Bonds, Series 1992
5.850% due 12/01/2022	3,000	3,034

NEW JERSEY 2.9%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	2,917
5.000% due 06/01/2041	6,000	4,105

		7,082

NEW MEXICO 0.4%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	403
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	538

		941

NEW YORK 2.1%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	108
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	387
6.700% due 01/01/2043	1,500	1,421
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	155
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
3.834% due 03/01/2016	565	504
New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	948
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	520
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2011
5.000% due 11/15/2032	1,000	1,032

		5,075

NORTH CAROLINA 1.9%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	131
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,025
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	44
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	759
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	736
6.000% due 04/01/2038	500	436
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	534
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	800

		4,525

OHIO 3.8%
Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,231
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	794
5.875% due 06/01/2047	4,250	3,104
6.000% due 06/01/2042	1,520	1,128
6.500% due 06/01/2047	750	596
Ohio State Higher Educational Facility Commission Revenue Bond, Series 2010
6.250% due 09/01/2024	250	250

		9,103

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	200

PENNSYLVANIA 4.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	740
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,000	1,682
Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	506
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	446
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	500	465
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	427
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	249
6.375% due 07/01/2030	1,000	994
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	127

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	519
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	396
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,992
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	602
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,443
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	466

		11,054

RHODE ISLAND 3.5%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	115	115
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	9,000	8,451

		8,566

SOUTH CAROLINA 1.2%
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,624
6.000% due 11/15/2037	2,000	988
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	181

		2,793

TENNESSEE 2.3%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,029
Johnson City, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	482
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	692
Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	151
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	143	11
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	853
5.250% due 09/01/2021	1,000	1,007
5.250% due 09/01/2024	1,375	1,355

		5,580

TEXAS 8.7%
Brazos, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,474
8.250% due 05/01/2033	1,300	536
Brazos, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	193
Brazos, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	640
Central Texas State Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	986
Clifton, Texas Higher Education Finance Corp. Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	444
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	775	836
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	827
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97
6.125% due 07/15/2027	45	41
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	100
6.750% due 07/01/2029	1,000	994
Houston, Texas Higher Education Finance, Corp. Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	460
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	233
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	617
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	153
5.750% due 01/01/2033	350	352
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,067
North Texas State Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,042
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	340
Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	499
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,009
Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	334
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,142
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	509
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,710
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	1,825
Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	18
Willacy County, Texas Local Government Corp. Revenue Bonds, Series 2007
6.875% due 09/01/2028	720	652
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,020

		21,150

UTAH 2.2%
Spanish Fork, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	421
5.700% due 11/15/2036	1,000	745
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,319
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,001
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	553
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	405

		5,444

VIRGINIA 0.9%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	100
Hanover County, Virginia Lewistown Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	859
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	330
Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	917

		2,206

WASHINGTON 0.7%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	983
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	272
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	521

		1,776

WEST VIRGINIA 1.0%
West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	700	723
West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	492
West Virginia State Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	514
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	940	697

		2,426

WISCONSIN 1.4%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	749
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	221
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,018
6.625% due 02/15/2032	1,450	1,488

		3,476

Total Municipal Bonds & Notes (Cost $235,044)		217,366

MORTGAGE-BACKED SECURITIES 0.2%
Countrywide Alternative Loan Trust
1.778% due 11/25/2035	346	200

Residential Accredit Loans, Inc.
0.336% due 02/25/2047	636	299

Total Mortgage-Backed Securities (Cost $610)		499

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011	9,239	16

Total Convertible Preferred Securities (Cost $560)		16

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.7%
REPURCHASE AGREEMENTS 8.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$19,669	19,669

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $20,065. Repurchase proceeds are $19,669.)
SHORT-TERM NOTES 0.1%
Fannie Mae
0.070% due 10/03/2011	270	270

U.S. TREASURY BILLS 1.5%
0.117% due 07/07/2011 - 10/13/2011 (c)(e)	3,620	3,620

Total Short-Term Instruments (Cost $23,559)		23,559

Total Investments 100.5% (Cost $261,359)		$243,653
Other Assets and Liabilities (Net) (0.5%)		(1,327)

Net Assets 100.0%		$242,326

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Securities with an aggregate market value of $2,642 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$3,900	$(32)	$(78)	$46
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	3,000	(24)	(86)	62
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	1,400	(12)	(32)	20
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	2,000	(16)	(48)	32
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	3,200	(40)	(35)	(5)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	2,800	(36)	(40)	4
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	11,000	(139)	(99)	(40)

					$(299)	$(418)	$119

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount(3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.479%	$1,600	$25	$0	$25
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	2.030%	5,000	(297)	0	(297)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.449%	5,000	(581)	0	(581)

						$(853)	$0	$(853)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	BOA	$1,000	$(79)	$(9)	$(70)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI	14,100	(1,116)	(240)	(876)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	JPM	2,500	(198)	(23)	(175)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC	4,000	(316)	64	(380)

						$(1,709)	$(208)	$(1,501)

(g)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$775	$618	0.26%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	227	201	0.08%

				$1,002	$819	0.34%

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,213	$0	$2,213
Municipal Bonds & Notes
Alabama	0	2,553	0	2,553
Alaska	0	910	0	910
Arizona	0	9,942	0	9,942
California	0	19,250	0	19,250
Colorado	0	11,921	0	11,921
Connecticut	0	1,079	0	1,079
Florida	0	13,014	0	13,014
Georgia	0	5,746	0	5,746
Idaho	0	1,200	0	1,200
Illinois	0	13,774	0	13,774
Indiana	0	12,486	0	12,486
Iowa	0	4,711	0	4,711
Kansas	0	1,795	0	1,795
Kentucky	0	509	0	509
Louisiana	0	4,120	0	4,120
Maryland	0	737	0	737
Massachusetts	0	3,070	0	3,070
Michigan	0	7,297	0	7,297
Minnesota	0	3,143	0	3,143
Mississippi	0	1,864	0	1,864
Missouri	0	3,302	0	3,302
Montana	0	512	0	512
New Hampshire	0	3,034	0	3,034
New Jersey	0	7,082	0	7,082
New Mexico	0	941	0	941
New York	0	5,075	0	5,075
North Carolina	0	4,525	0	4,525
Ohio	0	9,103	0	9,103
Oregon	0	200	0	200
Pennsylvania	0	11,054	0	11,054
Rhode Island	0	8,566	0	8,566
South Carolina	0	2,793	0	2,793
Tennessee	0	5,580	0	5,580
Texas	0	21,150	0	21,150
Utah	0	5,444	0	5,444
Virginia	0	2,206	0	2,206
Washington	0	1,776	0	1,776
West Virginia	0	2,426	0	2,426
Wisconsin	0	3,476	0	3,476
Mortgage-Backed Securities	0	499	0	499
Convertible Preferred Securities
Banking & Finance	16	0	0	16
Short-Term Instruments
Repurchase Agreements	0	19,669	0	19,669
Short-Term Notes	0	270	0	270
U.S. Treasury Bills	0	3,620	0	3,620
	$16	$243,637	$0	$243,653

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$189	$0	$189

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(626)	(297)	(923)
Interest Rate Contracts	0	(1,501)	0	(1,501)

	$0	$(2,127)	$(297)	$(2,424)

Totals	$16	$241,699	$(297)	$241,418

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(384)	$0	$0	$0	$0	$87	$0	$0	$(297)	$87

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.8%
Arch Coal, Inc.
7.250% due 06/07/2012		$2,500	$2,513
Axcan Intermediate Holdings, Inc.
5.500% due 01/25/2017		97	96
5.500% due 02/11/2017		900	893
Capsugel
5.000% due 05/01/2012	EUR	750	1,074
Cardinal Health, Inc.
2.436% due 04/10/2014		$497	477
CommScope, Inc.
5.000% due 01/14/2018		500	502
First Data Corp.
2.936% due 09/24/2014		1,876	1,741
Harrah’s Operating Co., Inc.
3.186% due 01/28/2015		465	418
3.274% due 01/28/2015		1,035	932
HCA, Inc.
3.496% due 05/31/2018		500	493
OSI Restaurant Partners LLC
2.500% due 06/14/2014		467	449
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		932	729
4.768% due 10/10/2017		989	773
Univision Communications, Inc.
2.186% due 09/29/2014		443	424

Total Bank Loan Obligations (Cost $11,607)			11,514

CORPORATE BONDS & NOTES 93.2%
BANKING & FINANCE 12.3%
Ally Financial, Inc.
0.000% due 06/15/2015		1,250	947
6.250% due 12/01/2017		2,000	1,993
6.625% due 05/15/2012		250	256
6.750% due 12/01/2014		500	519
7.500% due 09/15/2020		1,000	1,050
8.000% due 03/15/2020		500	532
8.300% due 02/12/2015		500	560
American International Group, Inc.
8.175% due 05/15/2068		750	822
8.625% due 05/22/2068	GBP	500	831
BAC Capital Trust VII
5.250% due 08/10/2035		2,000	2,504
Barclays Bank PLC
7.434% due 09/29/2049		$1,000	1,028
Boats Investments BV
11.000% due 03/31/2017 (a)	EUR	1,542	1,967
BPCE S.A.
4.625% due 07/29/2049		1,500	1,838
5.250% due 07/29/2049		500	649
Cequel Communications Holdings I LLC
8.625% due 11/15/2017		$1,500	1,568
Checkout Holding Corp.
0.000% due 11/15/2015		475	307
CIT Group, Inc.
7.000% due 05/01/2015		2,000	2,008
7.000% due 05/01/2016		4,000	3,990
7.000% due 05/01/2017		1,500	1,498
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	500	666
7.589% due 01/29/2049		700	1,039
8.375% due 10/29/2049		$1,000	1,050
E*Trade Financial Corp.
6.750% due 06/01/2016		300	296
FCE Bank PLC
5.125% due 11/16/2015	GBP	450	706
7.125% due 01/15/2013	EUR	500	752
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$1,000	1,037
6.625% due 08/15/2017		500	532
7.000% due 10/01/2013		1,000	1,071
7.000% due 04/15/2015		750	812
8.000% due 06/01/2014		250	274
8.000% due 12/15/2016		1,000	1,126
8.700% due 10/01/2014		1,250	1,402
12.000% due 05/15/2015		500	620
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	756
HBOS PLC
0.452% due 09/06/2017		$1,500	1,331
1.730% due 09/01/2016	EUR	250	322
6.750% due 05/21/2018		$1,000	963
ILFC E-Capital Trust II
6.250% due 12/21/2065		750	641
Ineos Finance PLC
9.000% due 05/15/2015		500	528
9.250% due 05/15/2015	EUR	200	303
ING Capital Funding Trust III
3.846% due 12/29/2049		$1,000	949
ING Groep NV
5.140% due 03/29/2049	GBP	500	678
5.775% due 12/29/2049		$2,500	2,312
ING Verzekeringen NV
6.375% due 05/07/2027	EUR	250	334
International Lease Finance Corp.
6.250% due 05/15/2019		$500	489
8.250% due 12/15/2020		250	271
8.750% due 03/15/2017		250	274
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	750	1,093
ISS Holdings A/S
8.875% due 05/15/2016		1,250	1,885
LBG Capital No.1 PLC
6.439% due 05/23/2020		1,500	1,892
7.375% due 03/12/2020		100	134
7.867% due 12/17/2019	GBP	500	744
7.875% due 11/01/2020		$1,500	1,418
8.000% due 12/29/2049		250	226
11.040% due 03/19/2020	GBP	250	432
LBG Capital No.2 PLC
9.125% due 07/15/2020		250	401
Marina District Finance Co., Inc.
9.875% due 08/15/2018		$250	261
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,119
Nationwide Building Society
1.730% due 12/22/2016	EUR	1,500	2,070
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		$600	603
Regions Bank
7.500% due 05/15/2018		1,000	1,047
Regions Financial Corp.
7.375% due 12/10/2037		1,275	1,216
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		750	679
9.118% due 03/29/2049		250	255
Royal Bank of Scotland NV
0.952% due 03/09/2015		500	458
Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	1,500	2,558
SLM Corp.
6.250% due 01/25/2016		$500	519
8.000% due 03/25/2020		1,000	1,075
8.450% due 06/15/2018		1,000	1,099
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	1,000	1,377
4.125% due 11/29/2013		1,000	1,358
4.875% due 07/15/2012		$250	249
5.375% due 10/01/2012		250	249
6.900% due 12/15/2017		750	692
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	319
10.500% due 02/15/2019		1,500	2,407
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		$750	782
7.375% due 02/15/2018	EUR	1,500	2,240
11.750% due 07/15/2017		$1,750	1,991
11.750% due 07/15/2017	EUR	250	410

			79,659

INDUSTRIALS 74.3%
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		$1,000	1,035
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,410
Aguila S.A.
7.875% due 01/31/2018		1,250	1,264
7.875% due 01/31/2018	CHF	2,000	2,438
Air Canada
9.250% due 08/01/2015		$250	257
Alere, Inc.
8.625% due 10/01/2018		750	769
Aleris International, Inc.
7.625% due 02/15/2018		2,500	2,506
Alliance One International, Inc.
10.000% due 07/15/2016		750	728
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,466
11.000% due 11/01/2015		1,100	1,177
AMC Networks, Inc.
7.750% due 07/15/2021		500	524
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	270
Ameristar Casinos, Inc.
7.500% due 04/15/2021		2,000	2,072
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,500	1,590
Anadarko Petroleum Corp.
6.450% due 09/15/2036		500	523
Antero Resources Finance Corp.
9.375% due 12/01/2017		250	270
Aptalis Pharma, Inc.
12.750% due 03/01/2016		1,000	1,089
ARAMARK Corp.
8.500% due 02/01/2015		1,500	1,566
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)		1,900	1,943
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	1,002
7.250% due 06/15/2021		1,000	1,006
ARD Finance S.A.
11.125% due 06/01/2018 (a)		850	862
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	150	219
9.250% due 10/15/2020		1,000	1,485
Armored Autogroup, Inc.
9.250% due 11/01/2018		$375	373

Associated Materials LLC
9.125% due 11/01/2017		2,000	2,000
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,459
9.750% due 11/01/2015		1,000	1,025
Aviation Capital Group
7.125% due 10/15/2020		1,000	1,035
Bakkavor Finance 2 PLC
8.250% due 02/15/2018	GBP	500	694
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	756
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,065
BE Aerospace, Inc.
6.875% due 10/01/2020		500	526
Berry Plastics Corp.
5.028% due 02/15/2015		250	248
9.500% due 05/15/2018		3,750	3,741
9.750% due 01/15/2021		1,500	1,459
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	1,000	1,374
BI-LO LLC
9.250% due 02/15/2019		$1,500	1,526
Biomet, Inc.
10.000% due 10/15/2017		500	548
10.375% due 10/15/2017 (a)		1,250	1,384
11.625% due 10/15/2017		4,250	4,728
Boardriders S.A.
8.875% due 12/15/2017	EUR	200	305
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$875	899
Bombardier, Inc.
6.125% due 05/15/2021	EUR	1,200	1,710
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$500	506
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	532
Brigham Exploration Co.
6.875% due 06/01/2019		1,000	998
8.750% due 10/01/2018		250	274
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		500	541
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		750	784
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,015
6.875% due 08/15/2018		500	512
7.500% due 03/15/2020		750	793
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,000	1,010
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (a)		1,500	1,372
Cablevision Systems Corp.
7.750% due 04/15/2018		225	241
8.000% due 04/15/2020		250	269
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		3,750	3,393
11.250% due 06/01/2017		250	277
Calcipar S.A.
6.875% due 05/01/2018		500	504
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		500	518
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,060
Carlson Wagonlit BV
7.135% due 05/01/2015	EUR	500	707
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$1,250	1,259
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		500	502
9.750% due 04/15/2017	EUR	1,250	1,831
CCO Holdings LLC
6.500% due 04/30/2021		$2,000	1,982
7.000% due 01/15/2019		1,250	1,294
7.250% due 10/30/2017		250	260
CDRT Merger Sub, Inc.
8.125% due 06/01/2019		1,000	1,002
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,000	1,060
Cemex Finance LLC
9.625% due 12/14/2017	EUR	500	729
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$2,000	2,045
Central Garden and Pet Co.
8.250% due 03/01/2018		1,000	1,038
CF Industries, Inc.
6.875% due 05/01/2018		1,000	1,136
7.125% due 05/01/2020		250	292
Charter Communications Operating LLC
8.000% due 04/30/2012		1,500	1,568
Chesapeake Energy Corp.
7.250% due 12/15/2018		1,000	1,095
9.500% due 02/15/2015		1,500	1,748
China Shanshui Cement Group Ltd.
8.500% due 05/25/2016		2,000	2,012
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	500	739
Citadel Broadcasting Corp.
7.750% due 12/15/2018		$300	320
CityCenter Holdings LLC
7.625% due 01/15/2016		500	519
10.750% due 01/15/2017 (a)		1,500	1,563
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,250	2,166
10.750% due 08/01/2016		2,750	2,496
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		2,500	2,732
CMA CGM S.A.
8.500% due 04/15/2017		1,250	1,056
CNL Income Properties, Inc.
7.250% due 04/15/2019		1,500	1,365
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	1,250	1,849
Columbus McKinnon Corp.
7.875% due 02/01/2019		$125	128
Commercial Vehicle Group, Inc.
7.875% due 04/15/2019		750	754
CommScope, Inc.
8.250% due 01/15/2019		2,000	2,070
Community Health Systems, Inc.
8.875% due 07/15/2015		4,000	4,130
Concho Resources, Inc.
6.500% due 01/15/2022		1,300	1,305
7.000% due 01/15/2021		100	104
8.625% due 10/01/2017		500	548
Consol Energy, Inc.
6.375% due 03/01/2021		650	650
8.250% due 04/01/2020		1,500	1,642
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,725	2,595
7.500% due 09/15/2017		2,000	3,031
8.500% due 07/15/2015		50	79
Continental Resources, Inc.
7.125% due 04/01/2021		$500	530
8.250% due 10/01/2019		250	274
ConvaTec Healthcare E S.A.
10.875% due 12/15/2018	EUR	2,000	3,016
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,590
CPI International Acquisition, Inc.
8.000% due 02/15/2018		500	475
Crown Americas LLC
6.250% due 02/01/2021		500	508
Crown Newco 3 PLC
7.000% due 02/15/2018	GBP	550	857
8.875% due 02/15/2019		1,000	1,589
CSC Holdings LLC
7.625% due 07/15/2018		$3,000	3,262
8.625% due 02/15/2019		1,000	1,132
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	600	866
Darling International, Inc.
8.500% due 12/15/2018		$625	678
DaVita, Inc.
6.375% due 11/01/2018		1,000	1,015
6.625% due 11/01/2020		1,500	1,534
Del Monte Foods Co.
7.625% due 02/15/2019		2,000	2,030
Denbury Resources, Inc.
8.250% due 02/15/2020		1,000	1,095
Digicel Group Ltd.
8.875% due 01/15/2015		500	514
10.500% due 04/15/2018		1,500	1,688
Digicel Ltd.
8.250% due 09/01/2017		1,500	1,564
DISH DBS Corp.
6.750% due 06/01/2021		1,000	1,030
7.125% due 02/01/2016		2,000	2,120
7.875% due 09/01/2019		1,750	1,897
Diversey Holdings, Inc.
10.500% due 05/15/2020		1,785	2,213
Diversey, Inc.
8.250% due 11/15/2019		500	589
DJO Finance LLC
9.750% due 10/15/2017		2,750	2,805
10.875% due 11/15/2014		750	802
Dollar General Corp.
10.625% due 07/15/2015		1,000	1,056
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,035
Dunkin’ Brands, Inc.
9.625% due 12/01/2018		180	182
Dynegy Holdings, Inc.
7.750% due 06/01/2019		1,000	732
8.375% due 05/01/2016		500	402
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,250	1,384
Edcon Pty. Ltd.
4.721% due 06/15/2014	EUR	1,000	1,276
9.500% due 03/01/2018		$1,000	945
EH Holding Corp.
6.500% due 06/15/2019		500	511
7.625% due 06/15/2021		500	512
El Paso Corp.
7.750% due 01/15/2032		1,500	1,752
7.800% due 08/01/2031		750	879
Eldorado Resorts LLC
8.625% due 06/15/2019		750	701

Elizabeth Arden, Inc.
7.375% due 03/15/2021		500	523
EN Germany Holdings BV
10.750% due 11/15/2015	EUR	250	366
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		$500	515
7.000% due 12/15/2020		750	774
Energy Partners Ltd.
8.250% due 02/15/2018		1,700	1,615
Energy Transfer Equity LP
7.500% due 10/15/2020		250	266
Entravision Communications Corp.
8.750% due 08/01/2017		250	260
Exide Technologies
8.625% due 02/01/2018		1,500	1,568
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		500	526
First Data Corp.
8.250% due 01/15/2021		2,500	2,462
10.550% due 09/24/2015 (a)		3,000	3,048
12.625% due 01/15/2021		2,500	2,688
First Wind Capital LLC
10.250% due 06/01/2018		2,000	2,030
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	519
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		1,000	1,020
7.000% due 11/01/2015		75	77
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	1,000	1,421
Forest Oil Corp.
7.250% due 06/15/2019		$500	512
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	100	110
GCL Holdings S.C.A
9.375% due 04/15/2018	EUR	1,000	1,479
Geo Group, Inc.
6.625% due 02/15/2021		$500	499
GeoEye, Inc.
8.625% due 10/01/2016		1,000	1,058
Georgia-Pacific LLC
7.250% due 06/01/2028		1,500	1,671
7.375% due 12/01/2025		500	566
8.000% due 01/15/2024		750	892
8.250% due 05/01/2016		500	567
8.875% due 05/15/2031		750	950
Giant Funding Corp.
8.250% due 02/01/2018		1,000	1,048
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		600	651
Graham Packaging Co. LP
8.250% due 10/01/2018		575	643
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	266
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		250	248
Griffon Corp.
7.125% due 04/01/2018		500	504
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	783	1,130
5.471% due 09/15/2017		750	1,088
Hapag-Lloyd AG
9.000% due 10/15/2015		1,500	2,219
Harvest Operations Corp.
6.875% due 10/01/2017		$100	104
HCA Holdings, Inc.
7.750% due 05/15/2021		2,000	2,085
HCA, Inc.
7.250% due 09/15/2020		1,000	1,079
7.875% due 02/15/2020		1,000	1,090
9.250% due 11/15/2016		1,500	1,599
9.625% due 11/15/2016 (a)		1,825	1,946
Headwaters, Inc.
7.625% due 04/01/2019		1,250	1,144
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	365
7.500% due 04/03/2020		1,000	1,526
Hertz Corp.
6.750% due 04/15/2019		$2,000	1,990
7.375% due 01/15/2021		750	767
7.500% due 10/15/2018		500	518
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		1,500	1,568
9.000% due 11/15/2020		4,500	4,635
Host Hotels & Resorts LP
6.000% due 11/01/2020		500	504
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		300	312
Huntsman International LLC
8.625% due 03/15/2020		500	548
8.625% due 03/15/2021		1,000	1,092
Hyva Global BV
8.625% due 03/24/2016		1,000	1,010
IASIS Healthcare LLC
8.375% due 05/15/2019		3,250	3,218
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	2,250	3,295
Ineos Group Holdings PLC
7.875% due 02/15/2016		5,000	7,088
8.500% due 02/15/2016		$500	496
Insight Communications Co., Inc.
9.375% due 07/15/2018		250	276
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,200	1,194
7.250% due 10/15/2020		1,500	1,496
7.500% due 04/01/2021		1,000	996
9.500% due 06/15/2016		2,000	2,102
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,500	1,614
11.500% due 02/04/2017 (a)		6,078	6,549
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,639
Intergen NV
9.000% due 06/30/2017		1,000	1,062
inVentiv Health, Inc.
10.000% due 08/15/2018		625	614
Iron Mountain, Inc.
8.000% due 06/15/2020		1,500	1,560
ISS Financing PLC
11.000% due 06/15/2014	EUR	1,000	1,566
J. Crew Group, Inc.
8.125% due 03/01/2019		$1,500	1,451
Jaguar Land Rover PLC
8.125% due 05/15/2018	GBP	500	798
Jarden Corp.
6.125% due 11/15/2022		$500	498
7.500% due 01/15/2020	EUR	500	732
JBS USA LLC
7.250% due 06/01/2021		$250	244
JMC Steel Group
8.250% due 03/15/2018		1,000	1,020
Kabel BW Erste Beteiligungs GmbH
7.500% due 03/15/2019		250	256
7.500% due 03/15/2019	EUR	750	1,124
Kerling PLC
10.625% due 02/01/2017		450	693
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$600	600
Kinove German Bondco GmbH
10.000% due 06/15/2018	EUR	750	1,134
Kraton Polymers LLC
6.750% due 03/01/2019		$500	502
Labco SAS
8.500% due 01/15/2018	EUR	500	741
Laredo Petroleum, Inc.
9.500% due 02/15/2019		$750	793
Levi Strauss & Co.
7.625% due 05/15/2020		500	502
7.750% due 05/15/2018	EUR	250	353
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		$250	259
Limited Brands, Inc.
6.625% due 04/01/2021		675	694
Linn Energy LLC
6.500% due 05/15/2019		1,000	992
7.750% due 02/01/2021		625	653
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,000	1,015
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,000	2,070
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		1,000	1,010
Lyondell Chemical Co.
8.000% due 11/01/2017		1,349	1,504
11.000% due 05/01/2018		1,500	1,688
Manitowoc Co., Inc.
8.500% due 11/01/2020		1,000	1,072
McClatchy Co.
11.500% due 02/15/2017		1,250	1,334
MGM Resorts International
5.875% due 02/27/2014		500	483
6.625% due 07/15/2015		1,750	1,649
7.500% due 06/01/2016		1,750	1,671
7.625% due 01/15/2017		3,500	3,386
9.000% due 03/15/2020		1,750	1,925
10.000% due 11/01/2016		750	797
10.375% due 05/15/2014		250	285
11.125% due 11/15/2017		250	287
Michael Foods, Inc.
9.750% due 07/15/2018		2,500	2,688
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,511
11.375% due 11/01/2016		500	535
Mirabela Nickel Ltd.
8.750% due 04/15/2018		500	500
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		1,750	1,794
Mueller Water Products, Inc.
8.750% due 09/01/2020		250	272
Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,601
Musketeer GmbH
9.500% due 03/15/2021	EUR	3,000	4,655
Mylan, Inc.
6.000% due 11/15/2018		$1,500	1,532
7.625% due 07/15/2017		250	274
7.875% due 07/15/2020		500	551
Nalco Co.
6.625% due 01/15/2019		1,000	1,030
6.875% due 01/15/2019	EUR	100	149

Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,600	2,349
NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,590
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,272
NFR Energy LLC
9.750% due 02/15/2017		500	488
Nielsen Finance LLC
7.750% due 10/15/2018		850	897
11.500% due 05/01/2016		1,000	1,175
Noranda Aluminum Acquisition Corp.
4.417% due 05/15/2015 (a)		2,059	1,950
Novasep Holding SAS
9.625% due 12/15/2016	EUR	750	609
Novelis, Inc.
8.375% due 12/15/2017		$1,500	1,609
8.750% due 12/15/2020		1,500	1,628
NXP BV
3.028% due 10/15/2013		869	868
4.077% due 10/15/2013	EUR	582	842
9.500% due 10/15/2015		$250	266
Obrascon Huarte Lain S.A.
7.375% due 04/28/2015	EUR	750	1,085
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		$1,500	1,550
OI European Group BV
6.750% due 09/15/2020	EUR	250	362
Ono Finance II PLC
11.125% due 07/15/2019		750	1,139
OPTI Canada, Inc.
7.875% due 12/15/2014		$275	114
8.250% due 12/15/2014		350	147
OSI Restaurant Partners LLC
10.000% due 06/15/2015		1,946	2,053
OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		2,849	2,988
Packaging Dynamics Corp.
8.750% due 02/01/2016		750	765
Pactiv Corp.
7.950% due 12/15/2025		2,000	1,800
8.375% due 04/15/2027		250	226
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		500	504
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,000	2,135
Petrohawk Energy Corp.
6.250% due 06/01/2019		375	367
7.250% due 08/15/2018		2,000	2,062
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,500	1,612
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	100	150
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$1,750	1,628
Pinnacle Entertainment, Inc.
8.750% due 05/15/2020		1,100	1,158
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,250	2,346
10.625% due 04/01/2017		750	803
Plains Exploration & Production Co.
6.625% due 05/01/2021		1,500	1,502
7.625% due 06/01/2018		500	528
7.625% due 04/01/2020		1,000	1,055
Ply Gem Industries, Inc.
8.250% due 02/15/2018		750	714
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,008
Polypore International, Inc.
7.500% due 11/15/2017		250	266
Pregis Corp.
6.327% due 04/15/2013	EUR	500	700
Production Resource Group, Inc.
8.875% due 05/01/2019		$925	923
Quebecor Media, Inc.
7.750% due 03/15/2016		3,000	3,116
Quiksilver, Inc.
6.875% due 04/15/2015		1,500	1,466
QVC, Inc.
7.375% due 10/15/2020		500	529
7.500% due 10/01/2019		250	266
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		1,500	1,506
Rain CII Carbon LLC
8.000% due 12/01/2018		100	107
Range Resources Corp.
5.750% due 06/01/2021		750	739
6.750% due 08/01/2020		320	333
RBS Global, Inc.
8.500% due 05/01/2018		4,500	4,776
11.750% due 08/01/2016		250	266
Refresco Group BV
7.375% due 05/15/2018	EUR	650	957
Regal Entertainment Group
9.125% due 08/15/2018		$750	780
Regency Energy Partners LP
6.875% due 12/01/2018		175	182
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		150	147
7.125% due 04/15/2019		1,000	998
8.250% due 02/15/2021		3,000	2,820
8.750% due 05/15/2018		500	494
9.000% due 04/15/2019		2,500	2,481
Rhodia S.A.
6.875% due 09/15/2020		250	294
Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	1,055
Roofing Supply Group LLC
8.625% due 12/01/2017		1,500	1,506
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		750	750
10.250% due 11/15/2019		500	550
Sally Holdings LLC
10.500% due 11/15/2016		500	536
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	1,014
8.000% due 06/01/2018		1,000	1,025
8.750% due 01/15/2020		1,000	1,070
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	400	579
Scientific Games International, Inc.
9.250% due 06/15/2019		$1,000	1,084
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	257
Seagate HDD Cayman
7.750% due 12/15/2018		100	106
Sealy Mattress Co.
8.250% due 06/15/2014		250	252
10.875% due 04/15/2016		726	809
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		250	260
Seneca Gaming Corp.
8.250% due 12/01/2018		250	259
Sensata Technologies BV
6.500% due 05/15/2019		1,000	1,002
Seven Seas Cruises S. DE R.L. LLC
9.125% due 05/15/2019		250	259
Simmons Foods, Inc.
10.500% due 11/01/2017		500	532
Smithfield Foods, Inc.
7.750% due 07/01/2017		1,000	1,042
Snoqualmie Entertainment Authority
4.204% due 02/01/2014		2,000	1,810
9.125% due 02/01/2015		500	491
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,500	1,650
STHI Holding Corp.
8.000% due 03/15/2018		1,500	1,530
Styrolution GmbH
7.625% due 05/15/2016	EUR	1,500	2,143
Sugarhouse HSP Gaming Prop Mezz LP
8.625% due 04/15/2016		$250	259
SunGard Data Systems, Inc.
7.375% due 11/15/2018		1,500	1,508
7.625% due 11/15/2020		1,000	1,015
10.625% due 05/15/2015		500	544
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	1,500	2,284
Sunrise Communications International S.A.
7.000% due 12/31/2017		100	149
Talecris Biotherapeutics Holdings Corp.
7.750% due 11/15/2016		$900	1,020
Targa Resources Partners LP
6.875% due 02/01/2021		1,000	992
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	750	1,048
Tenet Healthcare Corp.
8.000% due 08/01/2020		$2,500	2,553
10.000% due 05/01/2018		250	285
Thermon Industries, Inc.
9.500% due 05/01/2017		200	216
Tomkins LLC
9.000% due 10/01/2018		3,500	3,789
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,638
TransUnion LLC
11.375% due 06/15/2018		1,500	1,702
Travelport LLC
9.000% due 03/01/2016		750	673
9.875% due 09/01/2014		750	694
Trinidad Drilling Ltd.
7.875% due 01/15/2019		100	104
Triumph Group, Inc.
8.625% due 07/15/2018		500	551
U.S. Foodservice
8.500% due 06/30/2019		3,000	2,925
UCI International, Inc.
8.625% due 02/15/2019		1,000	1,035
United Rentals North America, Inc.
8.375% due 09/15/2020		2,000	2,035
Universal City Development Partners Ltd.
8.875% due 11/15/2015		250	279
10.875% due 11/15/2016		500	598
Universal Health Services, Inc.
7.000% due 10/01/2018		500	518
Univision Communications, Inc.
6.875% due 05/15/2019		2,000	1,990
7.875% due 11/01/2020		1,000	1,030
8.500% due 05/15/2021		3,000	3,008

UPC Holding BV
8.375% due 08/15/2020	EUR	4,000	5,917
UPCB Finance Ltd.
7.625% due 01/15/2020		250	371
UPCB Finance II Ltd.	$
6.375% due 07/01/2020		1,000	1,381
UPCB Finance III Ltd.
6.625% due 07/01/2020		2,000	1,985
USG Corp.
8.375% due 10/15/2018		500	495
Valeant Pharmaceuticals International
6.500% due 07/15/2016		750	745
6.750% due 10/01/2017		250	246
6.750% due 08/15/2021		500	478
6.875% due 12/01/2018		750	739
7.000% due 10/01/2020		1,500	1,459
7.250% due 07/15/2022		1,500	1,462
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		1,250	1,297
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		500	332
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,500	1,556
Visant Corp.
10.000% due 10/01/2017		1,000	1,040
VWR Funding, Inc.
10.250% due 07/15/2015 (a)		2,000	2,005
Warner Chilcott Co. LLC
7.750% due 09/15/2018		3,000	3,041
WCA Waste Corp.
7.500% due 06/15/2019		375	376
West Corp.
8.625% due 10/01/2018		500	508
Whiting Petroleum Corp.
6.500% due 10/01/2018		300	314
Windstream Corp.
7.000% due 03/15/2019		500	508
7.750% due 10/15/2020		500	526
7.750% due 10/01/2021		500	525
7.875% due 11/01/2017		1,000	1,066
WMG Acquisition Corp.
7.375% due 04/15/2014		750	763
Wynn Las Vegas LLC
7.750% due 08/15/2020		2,000	2,182
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	1,000	1,466
YCC Holdings LLC
10.250% due 02/15/2016 (a)		$1,000	1,007
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,250	3,361
Ziggo Finance BV
6.125% due 11/15/2017		225	321

			480,074

UTILITIES 6.6%
AES Corp.
7.375% due 07/01/2021		$2,750	2,795
8.000% due 10/15/2017		1,500	1,598
8.000% due 06/01/2020		1,750	1,872
Calpine Corp.
7.500% due 02/15/2021		2,000	2,050
7.875% due 07/31/2020		750	788
7.875% due 01/15/2023		1,000	1,031
Covanta Holding Corp.
7.250% due 12/01/2020		100	105
Edison Mission Energy
7.000% due 05/15/2017		2,000	1,630
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,250	3,464
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		250	254
10.000% due 12/01/2020		2,000	2,142
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		1,000	970
Frontier Communications Corp.
7.125% due 03/15/2019		1,506	1,551
7.875% due 04/15/2015		500	545
8.125% due 10/01/2018		1,000	1,091
Inergy LP
6.875% due 08/01/2021		250	250
Masonite International Corp.
8.250% due 04/15/2021		1,500	1,498
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		1,500	1,489
Midwest Generation LLC
8.560% due 01/02/2016		158	162
NRG Energy, Inc.
7.375% due 01/15/2017		500	525
7.625% due 01/15/2018		1,000	1,004
7.875% due 05/15/2021		750	750
8.250% due 09/01/2020		1,500	1,538
8.500% due 06/15/2019		1,000	1,040
Sprint Capital Corp.
6.900% due 05/01/2019		4,300	4,450
8.750% due 03/15/2032		1,750	1,903
Sprint Nextel Corp.
6.000% due 12/01/2016		1,500	1,506
8.375% due 08/15/2017		1,500	1,656
Thompson Creek Metals Co., Inc.
7.375% due 06/01/2018		250	246
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,250	1,527
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$500	518
VimpelCom Holdings BV
7.504% due 03/01/2022		750	754

			42,702

Total Corporate Bonds & Notes (Cost $598,064)			602,435

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Hologic, Inc.
2.000% due 12/15/2037		1,000	975

Total Convertible Bonds & Notes (Cost $974)			975

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Ally Financial, Inc.
7.000% due 12/31/2049		2,000	1,880
GMAC Capital Trust I
8.125% due 02/15/2040		40,000	1,027

			2,907

INDUSTRIALS 0.0%
Las Vegas Sands Corp.
10.000% due 12/31/2049		1,900	214

Total Preferred Securities (Cost $3,090)			3,121

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011		$638	638

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $655. Repurchase proceeds are $638.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.8%
		1,798,287	18,017

Total Short-Term Instruments (Cost $18,657)			18,655

Total Investments 98.6% (Cost $632,392)			$636,700
Other Assets and Liabilities (Net) 1.4%			9,367

Net Assets 100.0%			$646,067

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,062 at a weighted average interest rate of -0.750%. On June 30, 2011, there were no open reverse repurchase agreements.

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	$10,000	$337	$369	$(32)
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	2,000	67	79	(12)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	22,750	403	633	(230)
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	500	8	2	6

					$815	$1,083	$(268)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	776	08/2011	CITI	$0	$(22)	$(22)
Sell		799	08/2011	CSFB	0	(46)	(46)
Sell		532	08/2011	RBS	0	(30)	(30)
Sell	EUR	69,872	09/2011	BNP	0	(1,295)	(1,295)
Sell		261	09/2011	HSBC	0	(3)	(3)
Sell		931	09/2011	RBS	0	(15)	(15)
Sell	GBP	11,063	09/2011	BCLY	347	0	347

					$347	$(1,411)	$(1,064)

(f)	Fair Value Measurements `(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$10,440	$1,074	$11,514
Corporate Bonds & Notes
Banking & Finance	0	79,659	0	79,659
Industrials	0	480,074	0	480,074
Utilities	0	42,540	162	42,702
Convertible Bonds & Notes
Industrials	0	975	0	975
Preferred Securities
Banking & Finance	0	2,907	0	2,907
Industrials	0	214	0	214
Short-Term Instruments
Repurchase Agreements	0	638	0	638
PIMCO Short-Term Floating NAV Portfolio	18,017	0	0	18,017
	$18,017	$617,447	$1,236	$636,700

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	6	0	6
Foreign Exchange Contracts	0	347	0	347
	$0	$353	$0	$353

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(274)	0	(274)
Foreign Exchange Contracts	0	(1,411)	0	(1,411)
	$0	$(1,685)	$0	$(1,685)

Totals	$18,017	$616,115	$1,236	$635,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Bank Loan Obligations	$4,217	$1,076	$(4,250)	$0	$29	$2	$0	$0	$1,074	$(2)
Corporate Bonds & Notes
Utilities	161	0	0	0	0	1	0	0	162	1

	$4,378	$1,076	$(4,250)	$0	$29	$3	$0	$0	$1,236	$(1)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.6%
AES Corp.
4.250% due 05/27/2018		$2,992	$3,000
AGFS Funding Co.
5.500% due 05/10/2017		40,500	39,787
Arch Coal, Inc.
7.250% due 06/07/2012		500	503
CIT Group, Inc.
6.250% due 08/11/2015		42,829	43,165
Ford Motor Co.
2.940% due 12/15/2013		8,234	8,239
Graham Packaging Co. LP
6.000% due 09/23/2016		995	998
HCA, Inc.
2.496% due 11/14/2013		29,000	28,837
2.746% due 05/02/2016		7,000	6,913
Hertz Corp.
3.750% due 03/11/2018		5,985	5,964
Intelsat Ltd.
5.250% due 04/02/2018		10,000	10,046
International Lease Finance Corp.
6.750% due 02/23/2015		1,700	1,707
7.000% due 03/17/2016		1,300	1,309
iStar Financial, Inc.
5.000% due 06/28/2013		14,697	14,497
Motor City Marketing, Inc.
7.000% due 03/01/2017		2,000	2,029
Novelis, Inc.
3.750% due 03/10/2017		2,992	3,003
Petroleum Export Ltd.
3.246% due 12/07/2012		5,562	5,530
Remy International, Inc.
6.250% due 12/17/2016		1,995	2,008
Syniverse Holdings, Inc.
5.250% due 12/21/2017		998	1,004
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		1,852	1,448
4.768% due 10/10/2017		1,966	1,537
U.S. Airways Group, Inc.
2.686% due 03/23/2014		1,972	1,791
United Airlines, Inc.
3.000% due 02/01/2012		1,000	988
Warner Chilcott, Inc.
4.250% due 10/31/2014		314	315
4.250% due 03/15/2018		686	687

Total Bank Loan Obligations (Cost $185,139)			185,305

CORPORATE BONDS & NOTES 30.8%
BANKING & FINANCE 20.4%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		12,000	11,938
4.000% due 04/27/2016		10,000	9,929
ABN AMRO Bank NV
2.043% due 01/30/2014 (i)		15,000	15,323
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049 (i)		3,000	2,805
Ally Financial, Inc.
0.000% due 12/01/2012		300	281
3.646% due 06/20/2014		4,500	4,403
6.000% due 12/15/2011		1,000	1,015
6.000% due 03/15/2019		1,190	1,096
6.200% due 03/15/2016		2,652	2,555
6.625% due 05/15/2012		3,875	3,967
6.750% due 12/01/2014		400	419
6.875% due 09/15/2011 (i)		16,046	16,186
6.875% due 08/28/2012		500	519
7.000% due 02/01/2012		5,530	5,649
7.000% due 07/15/2012		2,000	2,050
7.000% due 05/15/2018		2,380	2,346
7.100% due 01/15/2013		3,000	3,014
7.250% due 09/15/2017		1,778	1,781
7.500% due 12/31/2013 (i)		5,000	5,369
7.500% due 11/15/2016		2,040	2,043
8.000% due 03/15/2020		5,000	5,325
American International Group, Inc.
3.750% due 11/30/2013 (i)		20,000	20,470
4.250% due 05/15/2013		500	514
5.000% due 06/26/2017	EUR	500	699
5.750% due 03/15/2067	GBP	9,000	12,278
8.625% due 05/22/2068		1,000	1,661
Banco do Brasil S.A.
3.007% due 07/02/2014		$1,000	998
4.500% due 01/20/2016	EUR	6,000	8,662
6.000% due 01/22/2020		$4,000	4,320
Banco Santander Brasil S.A.
2.346% due 03/18/2014 (i)		15,000	15,088
Banco Votorantim S.A.
5.250% due 02/11/2016 (i)		16,000	16,301
Bank of America Corp.
6.000% due 09/01/2017		500	538
Barclays Bank PLC
7.434% due 09/29/2049		1,500	1,541
14.000% due 11/29/2049	GBP	4,000	8,105
Bear Stearns Cos. LLC
6.400% due 10/02/2017 (i)		$11,000	12,559
6.950% due 08/10/2012		137	146
7.250% due 02/01/2018		25,000	29,713
BNP Paribas S.A.
7.195% due 06/29/2049		2,025	1,974
Cantor Fitzgerald LP
6.375% due 06/26/2015 (i)		7,000	7,372
7.875% due 10/15/2019		2,000	2,187
CIT Group, Inc.
5.250% due 04/01/2014		17,800	17,800
7.000% due 05/01/2014		202	204
7.000% due 05/01/2015		361	363
7.000% due 05/01/2016		1,603	1,599
7.000% due 05/01/2017		6,344	6,336
Citigroup Capital XXI
8.300% due 12/21/2077		1,000	1,025
Citigroup, Inc.
1.575% due 03/05/2014	EUR	7,500	10,572
1.733% due 01/13/2014 (i)		$19,400	19,539
2.262% due 08/13/2013 (i)		5,000	5,097
4.587% due 12/15/2015		5,000	5,261
6.000% due 08/15/2017		500	548
6.500% due 08/19/2013 (i)		5,000	5,439
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	7,000	10,185
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	8,450	11,256
DBS Bank Ltd.
0.481% due 05/16/2017		$13,000	12,870
E*Trade Financial Corp.
6.750% due 06/01/2016		75	74
EuroCredit CDO I BV
2.277% due 09/03/2012	EUR	4,005	5,718
FCE Bank PLC
7.125% due 01/16/2012		6,450	9,555
7.125% due 01/15/2013		1,600	2,407
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$1,000	1,064
6.625% due 08/15/2017 (i)		2,000	2,128
7.500% due 08/01/2012		3,600	3,771
7.500% due 08/01/2012 (i)		7,000	7,332
8.000% due 06/01/2014		4,000	4,390
12.000% due 05/15/2015		2,000	2,481
12.000% due 05/15/2015 (i)		10,000	12,407
General Electric Capital Corp.
0.410% due 04/10/2012		1,060	1,061
6.875% due 01/10/2039 (i)		4,000	4,543
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	5,291
Goldman Sachs Group, Inc.
1.711% due 01/30/2017		10,000	13,577
6.250% due 09/01/2017		$500	552
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021 (i)		4,000	4,111
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	6,468
HBOS PLC
6.750% due 05/21/2018 (i)		500	482
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021 (i)		5,000	5,113
Hospitality Properties Trust
5.125% due 02/15/2015		2,000	2,106
5.625% due 03/15/2017 (i)		10,000	10,347
6.300% due 06/15/2016		10,000	10,928
6.700% due 01/15/2018 (i)		12,000	12,873
7.875% due 08/15/2014		2,000	2,257
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	20,543
ICICI Bank Ltd.
5.750% due 11/16/2020 (i)		19,700	19,452
Ineos Finance PLC
9.000% due 05/15/2015		900	950
ING Bank NV
1.046% due 03/30/2012 (i)		5,000	5,020
1.297% due 03/15/2013 (i)		50,000	50,115
International Lease Finance Corp.
0.634% due 07/01/2011		300	300
4.750% due 01/13/2012		600	610
5.350% due 03/01/2012		150	153
5.625% due 09/20/2013		500	509
5.750% due 05/15/2016		3,800	3,744
5.875% due 05/01/2013 (i)		3,950	4,064
6.250% due 05/15/2019		2,600	2,543
6.750% due 09/01/2016 (i)		4,000	4,280
7.125% due 09/01/2018		27,100	29,132
8.750% due 03/15/2017		1,500	1,644
Kilroy Realty LP
4.800% due 07/15/2018 (c)		11,000	10,822
5.000% due 11/03/2015		20,000	20,856
Lloyds TSB Bank PLC
6.375% due 01/21/2021		33,000	34,394
Marina District Finance Co., Inc.
9.875% due 08/15/2018		1,000	1,042
Merrill Lynch & Co., Inc.
1.621% due 01/31/2014	EUR	7,000	9,927
1.730% due 05/30/2014		5,000	7,039
1.799% due 07/22/2014		7,000	9,890
2.019% due 09/14/2018		3,000	3,718
5.450% due 02/05/2013 (i)		$28,305	30,033
6.150% due 04/25/2013 (i)		27,225	29,240
7.750% due 04/30/2018	GBP	2,400	4,323

Morgan Stanley
1.730% due 11/29/2013	EUR	25,000	35,351
1.752% due 01/16/2017		10,000	13,479
7.300% due 05/13/2019		$1,250	1,419
ProLogis LP
4.000% due 01/15/2018 (i)		6,000	5,869
6.625% due 12/01/2019		5,000	5,451
Provident Funding Associates LP
10.125% due 02/15/2019		2,100	2,142
10.250% due 04/15/2017		11,925	13,118
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	10,300
RCI Banque S.A.
4.600% due 04/12/2016 (i)		6,400	6,542
Reckson Operating Partnership LP
7.750% due 03/15/2020		12,955	14,857
Regions Financial Corp.
7.750% due 11/10/2014 (i)		9,750	10,334
Royal Bank of Scotland Group PLC
0.986% due 09/29/2015		7,000	6,134
0.990% due 04/11/2016		2,500	2,248
3.950% due 09/21/2015 (i)		5,000	5,026
5.625% due 08/24/2020 (i)		20,000	20,031
SLM Corp.
0.504% due 10/25/2011 (i)		1,060	1,055
1.670% due 11/15/2011	EUR	1,000	1,438
1.801% due 06/17/2013		100	140
4.162% due 03/15/2012		$269	267
5.000% due 04/15/2015		300	302
5.132% due 06/15/2013		260	256
6.250% due 01/25/2016 (i)		9,975	10,355
8.000% due 03/25/2020 (i)		6,070	6,525
8.450% due 06/15/2018		1,300	1,428
8.450% due 06/15/2018 (i)		9,450	10,381
SLM Student Loan Trust
2.035% due 12/15/2033	EUR	2,554	3,416
Springleaf Finance Corp.
6.900% due 12/15/2017		$1,000	923
Stone Street Trust
5.902% due 12/15/2015		13,000	13,633
Suffield Clo Ltd.
1.660% due 09/26/2014		387	376
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		3,000	3,019
UBS AG
4.875% due 08/04/2020 (i)		13,000	13,164
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,000	4,137
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		$20,000	20,450
Waha Aerospace BV
3.925% due 07/28/2020 (i)		16,625	16,874
Wells Operating Partnership II LP
5.875% due 04/01/2018		3,000	3,097
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,043
7.950% due 03/15/2025		300	348
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	313
11.750% due 07/15/2017		1,000	1,138

			1,052,991

INDUSTRIALS 8.7%
Aguila S.A.
7.875% due 01/31/2018		150	152
Air Canada
9.250% due 08/01/2015		500	514
Alere, Inc.
8.625% due 10/01/2018		800	820
Aleris International, Inc.
7.625% due 02/15/2018		125	125
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,500	2,444
10.375% due 01/02/2021 (i)		1,959	2,263
American Airlines, Inc.
7.500% due 03/15/2016		1,500	1,478
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		500	530
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,424
6.375% due 09/15/2017 (i)		15,300	17,552
6.450% due 09/15/2036 (i)		6,500	6,804
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,676
6.500% due 04/15/2040 (i)		4,200	4,019
ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,044
Arch Coal, Inc.
7.000% due 06/15/2019		225	226
7.250% due 06/15/2021		225	226
Arch Western Finance LLC
6.750% due 07/01/2013		6,000	6,038
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	200	293
9.250% due 10/15/2020		300	445
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	498
Associated Materials LLC
9.125% due 11/01/2017		1,330	1,330
Avaya, Inc.
7.000% due 04/01/2019		325	316
9.750% due 11/01/2015		750	769
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		952	982
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,331
Berry Plastics Corp.
9.750% due 01/15/2021		750	729
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,130
Biomet, Inc.
11.625% due 10/15/2017		1,600	1,780
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		500	506
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		500	522
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,058
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,293
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		125	129
Capella Healthcare, Inc.
9.250% due 07/01/2017		850	901
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		500	502
CCO Holdings LLC
7.250% due 10/30/2017		1,000	1,041
8.125% due 04/30/2020		1,300	1,410
CDRT Merger Sub, Inc.
8.125% due 06/01/2019		500	501
Cedar Fair LP
9.125% due 08/01/2018		500	536
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		13,000	12,610
Charter Communications Operating LLC
8.000% due 04/30/2012		1,500	1,568
Chemtura Corp.
7.875% due 09/01/2018		800	842
Chrysler Group LLC
8.250% due 06/15/2021		2,000	1,970
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		425	412
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		525	574
Coffeyville Resources LLC
9.000% due 04/01/2015		675	736
Comcast Corp.
5.900% due 03/15/2016		500	569
Community Health Systems, Inc.
8.875% due 07/15/2015		1,500	1,549
Concho Resources, Inc.
6.500% due 01/15/2022		1,000	1,004
Consol Energy, Inc.
8.250% due 04/01/2020		650	712
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022		4,706	5,077
7.875% due 01/02/2020		759	757
Continental Airlines, Inc.
6.750% due 09/15/2015		750	758
6.750% due 09/15/2015 (i)		3,000	3,030
Continental Resources, Inc.
7.375% due 10/01/2020		500	534
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,060
CPI International Acquisition, Inc.
8.000% due 02/15/2018		650	618
Crown Americas LLC
6.250% due 02/01/2021		400	406
CVS Pass-Through Trust
5.773% due 01/10/2033		6,934	7,201
7.507% due 01/10/2032 (i)		4,872	5,788
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	100	144
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018 (i)		$8,499	8,856
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	331
Devon Financing Corp. ULC
6.875% due 09/30/2011		500	508
DISH DBS Corp.
7.125% due 02/01/2016		1,000	1,060
DJO Finance LLC
9.750% due 10/15/2017		1,000	1,020
EH Holding Corp.
6.500% due 06/15/2019		100	102
7.625% due 06/15/2021		150	154
El Paso Corp.
7.750% due 01/15/2032		2,300	2,687
8.050% due 10/15/2030		1,700	2,023
Eldorado Resorts LLC
8.625% due 06/15/2019		150	140
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		125	129
Energy Transfer Equity LP
7.500% due 10/15/2020		675	719
Exide Technologies
8.625% due 02/01/2018		700	732
FBG Finance Ltd.
5.125% due 06/15/2015 (i)		2,000	2,176

Ferrellgas Partners LP
8.625% due 06/15/2020		650	689
Florida East Coast Railway Corp.
8.125% due 02/01/2017		100	104
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	739
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037		20,000	21,875
9.250% due 04/23/2019		20,000	25,075
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,122
Giant Funding Corp.
8.250% due 02/01/2018		1,125	1,178
Global Geophysical Services, Inc.
10.500% due 05/01/2017		400	422
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		500	542
Graphic Packaging International, Inc.
7.875% due 10/01/2018		500	532
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		50	50
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,450
Griffon Corp.
7.125% due 04/01/2018		$125	126
Grohe Holding GmbH
5.471% due 09/15/2017	EUR	400	580
Harvest Operations Corp.
6.875% due 10/01/2017		$750	778
HCA Holdings, Inc.
7.750% due 05/15/2021		200	208
HCA, Inc.
7.250% due 09/15/2020		1,000	1,079
7.250% due 09/15/2020 (i)		5,000	5,394
7.875% due 02/15/2020		1,500	1,635
7.875% due 02/15/2020 (i)		4,000	4,360
8.500% due 04/15/2019 (i)		2,500	2,775
9.250% due 11/15/2016		2,000	2,132
9.250% due 11/15/2016 (i)		8,900	9,490
9.625% due 11/15/2016 (d)		2,000	2,132
9.625% due 11/15/2016 (d)(i)		25,600	27,296
Headwaters, Inc.
7.625% due 04/01/2019		1,000	915
HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	6,000	9,332
7.500% due 10/31/2014		2,000	3,132
7.500% due 04/03/2020		3,000	4,579
8.500% due 10/31/2019		5,000	8,121
IASIS Healthcare LLC
8.375% due 05/15/2019		$350	346
Insight Communications Co., Inc.
9.375% due 07/15/2018		800	882
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	998
inVentiv Health, Inc.
10.000% due 08/15/2018		250	246
Jaguar Land Rover PLC
7.750% due 05/15/2018		500	505
JMC Steel Group
8.250% due 03/15/2018		100	102
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039 (i)		5,000	5,209
Kindred Healthcare, Inc.
8.250% due 06/01/2019		100	100
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	423
Linn Energy LLC
7.750% due 02/01/2021		1,000	1,045
Lyondell Chemical Co.
8.000% due 11/01/2017		12,150	13,547
Manitowoc Co., Inc.
8.500% due 11/01/2020		125	134
McClatchy Co.
11.500% due 02/15/2017		450	480
Michael Foods, Inc.
9.750% due 07/15/2018		400	430
Mueller Water Products, Inc.
8.750% due 09/01/2020		750	816
Mylan, Inc.
7.875% due 07/15/2020		300	331
NFR Energy LLC
9.750% due 02/15/2017		500	488
Northwest Airlines Pass-Through Trust
1.010% due 11/20/2015		2,702	2,567
Novasep Holding SAS
9.750% due 12/15/2016		1,000	570
Novelis, Inc.
8.375% due 12/15/2017		550	590
8.750% due 12/15/2020		550	597
NXP BV
3.028% due 10/15/2013 (i)		4,781	4,775
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021 (i)		17,000	18,020
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		500	517
Oil States International, Inc.
6.500% due 06/01/2019		525	529
OPTI Canada, Inc.
8.250% due 12/15/2014		250	105
9.000% due 12/15/2012		750	758
OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		712	747
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		600	604
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		400	415
Pernod-Ricard S.A.
5.750% due 04/07/2021 (i)		18,000	18,870
Petrohawk Energy Corp.
6.250% due 06/01/2019		1,000	979
Petroleos Mexicanos
5.500% due 01/21/2021		10,000	10,535
6.500% due 06/02/2041		10,000	10,196
PHH Corp.
9.250% due 03/01/2016		1,000	1,099
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		500	465
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		250	258
Plains Exploration & Production Co.
7.625% due 04/01/2020		1,400	1,477
Ply Gem Industries, Inc.
8.250% due 02/15/2018		125	119
Pride International, Inc.
6.875% due 08/15/2020		600	699
7.875% due 08/15/2040		800	997
Punch Taverns Finance Ltd.
7.369% due 06/30/2022 (i)	GBP	5,884	8,924
Punch Taverns Finance PLC
5.883% due 10/15/2026 (i)		7,812	10,344
Quicksilver Resources, Inc.
9.125% due 08/15/2019		$1,000	1,095
Reynolds Group Issuer, Inc.
8.750% due 05/15/2018		1,500	1,481
Roofing Supply Group LLC
8.625% due 12/01/2017		525	527
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	1,014
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,042
Seagate HDD Cayman
7.750% due 12/15/2018		500	528
Seneca Gaming Corp.
8.250% due 12/01/2018		600	622
Seven Seas Cruises S. DE R.L. LLC
9.125% due 05/15/2019		50	52
Sonat, Inc.
7.625% due 07/15/2011		3,000	3,005
Speedway Motorsports, Inc.
6.750% due 02/01/2019		1,000	1,002
Spirit Issuer PLC
1.905% due 12/28/2031	GBP	750	1,023
6.582% due 12/28/2027		1,374	2,029
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,020
SunGard Data Systems, Inc.
7.375% due 11/15/2018		325	327
7.625% due 11/15/2020		225	228
Teck Resources Ltd.
4.500% due 01/15/2021		5,000	5,046
Tenet Healthcare Corp.
8.000% due 08/01/2020		500	511
8.875% due 07/01/2019		2,500	2,772
Thermon Industries, Inc.
9.500% due 05/01/2017		480	517
Times Square Hotel Trust
8.528% due 08/01/2026 (i)		2,137	2,372
Tomkins LLC
9.000% due 10/01/2018		1,000	1,082
U.S. Airways Group, Inc.
7.125% due 04/22/2025		1,500	1,500
UAL Pass-Through Trust
9.750% due 01/15/2017 (i)		6,072	6,938
10.400% due 05/01/2018		4,091	4,638
10.400% due 05/01/2018 (i)		227	258
Universal Health Services, Inc.
7.000% due 10/01/2018		825	854
Univision Communications, Inc.
6.875% due 05/15/2019		700	696
7.875% due 11/01/2020		175	180
8.500% due 05/15/2021		150	150
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	148
Valeant Pharmaceuticals International
6.750% due 10/01/2017		$100	98
6.875% due 12/01/2018		375	369
7.000% due 10/01/2020		500	486
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		1,000	1,037
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	519
VWR Funding, Inc.
10.250% due 07/15/2015 (d)		1,500	1,504
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,267
WCA Waste Corp.
7.500% due 06/15/2019		75	75
Windstream Corp.
8.125% due 09/01/2018		500	532

WMG Acquisition Corp.
9.500% due 06/15/2016		500	530
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	999
Wynn Las Vegas LLC
7.750% due 08/15/2020		1,000	1,091

			445,737

UTILITIES 1.7%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (i)		10,400	11,138
AES Corp.
7.375% due 07/01/2021		350	356
8.000% due 10/15/2017		325	346
9.750% due 04/15/2016		1,500	1,710
AES Ironwood LLC
8.857% due 11/30/2025		913	931
BP Capital Markets PLC
4.500% due 10/01/2020 (i)		8,700	8,883
4.750% due 03/10/2019 (i)		13,200	13,936
Calpine Corp.
7.875% due 07/31/2020		3,000	3,150
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	993
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,250	1,252
Energy Future Holdings Corp.
9.750% due 10/15/2019		100	102
10.000% due 01/15/2020		500	533
10.000% due 01/15/2020 (i)		2,500	2,665
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		944	959
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		800	776
Frontier Communications Corp.
7.125% due 03/15/2019		1,200	1,236
GenOn Energy, Inc.
9.500% due 10/15/2018		1,000	1,045
Inergy LP
7.000% due 10/01/2018		1,000	1,015
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	1,976
Midwest Generation LLC
8.560% due 01/02/2016		1,230	1,261
NGPL PipeCo LLC
7.768% due 12/15/2037		1,000	1,080
NRG Energy, Inc.
7.375% due 01/15/2017		10,377	10,896
7.875% due 05/15/2021		1,000	1,000
8.250% due 09/01/2020		3,300	3,383
NSG Holdings LLC
7.750% due 12/15/2025		167	165
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,108
Qwest Corp.
7.500% due 06/15/2023		2,000	2,013
Sithe Independence Funding Corp.
9.000% due 12/30/2013		281	288
Sprint Capital Corp.
8.375% due 03/15/2012		1,785	1,865
8.750% due 03/15/2032		1,500	1,631
Telecom Italia Capital S.A.
7.200% due 07/18/2036 (i)		4,300	4,065
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,158	1,216
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	5,000	51
1.500% due 05/30/2014		16,000	153
1.850% due 07/28/2014		16,000	153
4.500% due 03/24/2014	EUR	2,100	2,566

			86,896

Total Corporate Bonds & Notes (Cost $1,515,242)			1,585,624

CONVERTIBLE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
SL Green Operating Partnership LP
3.000% due 10/15/2017		$25,000	29,156
U.S. Bancorp
0.000% due 09/20/2036		305	303

			29,459

INDUSTRIALS 0.1%
Peabody Energy Corp.
4.750% due 12/15/2066		700	859
Transocean, Inc.
1.500% due 12/15/2037		5,000	5,019

			5,878

Total Convertible Bonds & Notes (Cost $30,390)			35,337

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.6%
Alameda County, California Oakland Unified School District General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034		300	331
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	8,085
6.918% due 04/01/2040		7,000	7,632
7.043% due 04/01/2050		2,340	2,564
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		7,000	7,981
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		5,000	5,412

			32,005

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		5,500	6,401

NEW YORK 0.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031		5,500	5,837
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037		2,000	2,023

			7,860

OHIO 0.0%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047		1,500	1,425

TENNESSEE 0.1%
Nashville & Davidson County, Tennessee Metropolitan Government Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037		1,000	1,116
6.693% due 07/01/2041		1,000	1,101

			2,217

Total Municipal Bonds & Notes (Cost $45,745)			49,908

U.S. GOVERNMENT AGENCIES 40.0%
Fannie Mae
0.246% due 12/25/2036 (i)		148	146
0.306% due 03/25/2034 (i)		76	76
0.336% due 08/25/2034 (i)		32	31
0.406% due 09/25/2031		3,215	2,930
0.536% due 11/25/2032		10	10
0.536% due 03/25/2044 (i)		46	44
0.586% due 04/18/2028 - 09/18/2031		32	32
0.586% due 09/25/2032 - 08/25/2036 (i)		88	88
0.619% due 11/25/2021		13	13
0.669% due 07/25/2021		19	20
0.919% due 08/25/2022		10	10
1.019% due 05/25/2022		9	9
1.069% due 05/25/2018 (i)		32	32
1.069% due 10/25/2020		12	12
1.119% due 04/25/2021 - 10/25/2021		34	35
1.119% due 05/25/2021 (i)		33	33
1.419% due 01/25/2024 (i)		33	33
1.461% due 11/01/2028 (i)		680	697
1.495% due 10/01/2044		14	14
1.519% due 11/25/2021 (i)		41	41
1.695% due 10/01/2040 (i)		126	128
1.859% due 09/25/2022		10	10
1.945% due 02/01/2032 (i)		71	71
1.965% due 01/01/2035 (i)		131	135
1.965% due 12/01/2035		23	24
2.010% due 12/01/2034 (i)		230	236
2.050% due 11/01/2033 (i)		108	114
2.077% due 08/01/2033 (i)		172	179
2.143% due 07/01/2019 (i)		69	72
2.150% due 11/01/2033		14	15
2.152% due 01/01/2018 (i)		48	50
2.180% due 03/25/2022		18	19
2.229% due 06/01/2025		3	3
2.230% due 09/25/2022		9	9
2.280% due 01/25/2022 (i)		51	53
2.283% due 12/01/2035		7	7
2.309% due 09/01/2033 (i)		42	44
2.340% due 04/25/2023		12	13
2.375% due 07/01/2025 - 02/01/2032 (i)		211	216
2.379% due 04/01/2033		11	11
2.399% due 10/01/2017		17	18
2.400% due 02/01/2032		20	21
2.422% due 07/01/2035 (i)		32	33
2.431% due 10/01/2025 (i)		69	73
2.438% due 09/01/2035 (i)		38	40
2.440% due 05/01/2024 (i)		46	47
2.450% due 05/01/2024 (i)		106	107
2.465% due 12/01/2032 - 12/01/2033 (i)		136	141
2.484% due 07/01/2025		2	2

2.495% due 04/01/2032 - 10/01/2035 (i)	505	533
2.500% due 09/01/2024 - 07/01/2032 (i)	213	219
2.540% due 06/01/2019	15	15
2.545% due 03/01/2034 (i)	38	40
2.555% due 04/01/2024	17	18
2.565% due 07/01/2032 (i)	38	38
2.566% due 05/01/2018	15	15
2.570% due 03/01/2033 (i)	332	347
2.605% due 08/01/2032 (i)	30	31
2.644% due 10/01/2032 (i)	36	37
2.675% due 01/01/2035 (i)	242	245
2.702% due 11/01/2020	12	12
2.702% due 11/01/2020 (i)	46	47
2.710% due 04/01/2017	4	4
2.719% due 07/01/2017 - 07/01/2018	20	20
2.719% due 07/01/2018 (i)	42	42
2.732% due 03/01/2020	10	10
2.734% due 09/01/2017	10	10
2.734% due 03/01/2033 (i)	63	63
2.750% due 08/01/2018 (i)	32	32
2.750% due 12/01/2020	9	9
2.758% due 07/01/2036 (i)	67	71
2.763% due 10/01/2034 (i)	214	225
2.769% due 05/01/2018 (i)	32	33
2.824% due 03/01/2036 (i)	352	362
2.847% due 10/01/2025	4	4
2.956% due 08/01/2032	19	19
2.999% due 06/01/2032 (i)	347	363
3.000% due 09/01/2024 (i)	52	54
3.008% due 09/01/2017	13	13
3.035% due 01/01/2018	7	7
3.170% due 01/01/2019	8	8
3.222% due 07/01/2018	5	6
3.310% due 04/01/2028	18	19
3.325% due 08/01/2017	16	16
3.325% due 07/01/2032 (i)	542	551
3.359% due 07/01/2017 - 05/01/2028	10	10
3.395% due 09/01/2031 (i)	158	158
3.490% due 05/01/2019	8	9
3.500% due 07/01/2041	150,000	143,320
3.529% due 02/01/2028	4	4
3.538% due 01/01/2028	3	4
3.545% due 01/01/2029 (i)	145	149
3.571% due 09/01/2030 (i)	68	71
3.572% due 08/01/2026	15	15
3.575% due 08/01/2017	13	14
3.588% due 12/01/2027	6	6
3.593% due 07/01/2026	12	13
3.608% due 11/01/2029 (i)	46	48
3.639% due 03/01/2016	4	4
3.750% due 09/01/2016 - 09/01/2017	22	22
3.751% due 09/01/2024	6	6
3.787% due 01/01/2018	5	6
3.875% due 07/01/2017 - 01/01/2027	25	25
4.000% due 06/01/2017 - 07/01/2041	646,878	646,954
4.000% due 03/01/2036 - 03/01/2041 (i)	641,242	641,875
4.117% due 03/01/2036 (i)	57	60
4.166% due 12/01/2027	24	24
4.500% due 04/01/2039 - 11/01/2040 (i)	212,254	216,646
4.500% due 07/01/2041	150,000	155,156
4.975% due 09/01/2022 (i)	28	28
5.000% due 01/01/2016 - 06/25/2043 (i)	498	521
5.136% due 09/01/2018	21	22
5.293% due 10/01/2033	7	7
5.500% due 11/25/2032 - 06/01/2048 (i)	17,429	19,270
5.500% due 04/25/2037	17,617	19,371
5.884% due 12/25/2036 - 02/25/2037 (b)(i)	11,889	1,959
5.914% due 04/01/2027 (i)	127	129
5.993% due 10/01/2036 (i)	45	49
6.000% due 06/25/2029 - 09/01/2037 (i)	18,689	20,799
6.164% due 01/25/2040 (b)(i)	29,223	4,824
6.254% due 04/25/2037 (b)(i)	16,086	2,543
6.264% due 10/25/2039 (b)(i)	37,181	4,985
6.314% due 02/25/2037 (b)(i)	13,067	2,067
6.364% due 10/25/2036 (b)(i)	19,873	3,020
6.500% due 06/25/2028 - 02/01/2036 (i)	998	1,130
6.850% due 12/18/2027 (i)	33	38
6.900% due 05/25/2023 (i)	116	131
7.000% due 07/25/2022 - 08/01/2036 (i)	1,138	1,290
7.000% due 12/25/2023	51	59
7.187% due 06/25/2042 (i)	59	70
7.202% due 01/17/2040 (i)	2,591	2,708
7.500% due 07/25/2022 - 06/25/2042 (i)	237	270
7.500% due 10/25/2022 - 12/25/2030	31	35
7.660% due 05/01/2015 (i)	890	928
8.000% due 07/25/2022 (i)	32	37
8.600% due 08/25/2019 (i)	219	249
Freddie Mac
0.202% due 08/05/2011 (h)	221	221
0.843% due 01/25/2021 (b)(i)	113,924	5,104
1.695% due 07/25/2044 (i)	32	31
2.000% due 04/01/2017 (i)	255	259
2.102% due 05/01/2035 (i)	175	182
2.225% due 02/01/2033	5	5
2.246% due 06/01/2033 (i)	40	40
2.376% due 08/01/2034	3	3
2.384% due 04/01/2036 (i)	29	30
2.414% due 09/01/2023	24	24
2.469% due 05/01/2029 (i)	116	122
2.473% due 01/01/2033	26	27
2.473% due 05/01/2033 (i)	58	61
2.474% due 10/01/2032 (i)	75	78
2.475% due 01/01/2033 (i)	27	28
2.480% due 09/01/2031 (i)	272	273
2.486% due 10/01/2026	3	3
2.490% due 04/01/2033	5	5
2.505% due 11/01/2031 (i)	81	85
2.509% due 08/01/2024	24	26
2.510% due 07/01/2025 (i)	82	82
2.532% due 09/01/2034 (i)	175	183
2.535% due 07/01/2034 (i)	240	252
2.553% due 02/01/2026 (i)	57	60
2.557% due 09/01/2033	18	18
2.562% due 01/01/2035 (i)	239	250
2.567% due 09/01/2032 (i)	161	161
2.575% due 09/01/2033 - 01/01/2035 (i)	530	556
2.582% due 12/01/2034 (i)	55	58
2.625% due 07/01/2017 - 10/01/2024 (i)	83	85
2.649% due 04/01/2036 (i)	46	48
2.654% due 02/01/2036 (i)	69	72
2.665% due 10/01/2035 (i)	280	282
2.666% due 03/01/2031 - 03/01/2032 (i)	690	726
2.699% due 07/01/2033 (i)	41	43
2.719% due 06/01/2019	23	24
2.741% due 11/01/2029 (i)	480	507
2.750% due 01/01/2020	20	20
2.762% due 07/01/2024	14	15
2.801% due 08/01/2035	15	15
2.802% due 09/01/2024 (i)	29	31
2.890% due 08/01/2034 (i)	257	258
2.907% due 07/01/2033 (i)	169	178
2.935% due 12/01/2033 (i)	293	310
3.041% due 11/01/2017	16	16
3.132% due 05/01/2019	7	7
3.165% due 11/01/2035 (i)	230	241
3.398% due 02/01/2018 (i)	29	30
3.561% due 06/01/2019 (i)	46	46
3.614% due 06/25/2046 (b)	3,500	801
3.712% due 05/01/2019 (i)	278	282
3.868% due 02/01/2015 (i)	48	48
4.000% due 02/15/2017	15	15
4.502% due 03/01/2025 (i)	48	49
4.867% due 09/01/2018 (i)	34	36
4.880% due 03/01/2025	2	2
5.196% due 09/01/2037 (i)	38	40
5.427% due 09/01/2037	14	15
5.500% due 08/15/2036 - 07/15/2037 (i)	12,741	13,926
5.500% due 06/15/2041	79,216	86,430
5.523% due 05/01/2037 (i)	34	36
5.552% due 06/01/2037	5	5
5.717% due 09/01/2037	14	15
5.734% due 12/01/2037	19	20
5.771% due 08/01/2037	12	13
5.774% due 11/01/2036	8	8
5.816% due 09/01/2037 (i)	27	29
5.844% due 01/01/2037 (i)	594	631
5.846% due 08/01/2037	1	1
5.962% due 09/01/2036	6	6
6.000% due 03/15/2017	4	5
6.000% due 08/15/2018 - 02/15/2032 (i)	18,942	20,849
6.025% due 08/01/2036	10	10
6.199% due 02/01/2037	13	14
6.500% due 11/15/2021 - 04/15/2029 (i)	1,391	1,595
6.513% due 04/15/2026 (b)(i)	8,131	1,166
6.750% due 01/15/2024	33	36
6.913% due 06/15/2032 (b)(i)	19,468	2,521
7.000% due 10/15/2013	19	19
7.000% due 05/15/2021 - 12/01/2047 (i)	1,923	2,189
7.013% due 07/15/2034 (b)(i)	4,801	747
7.425% due 09/01/2037 (i)	194	208
7.500% due 09/01/2011	2	2
7.500% due 06/01/2014 - 01/15/2023 (i)	472	518
8.500% due 06/15/2031 (i)	536	631
8.854% due 05/15/2023 (i)	45	52

9.000% due 09/15/2020 - 02/15/2021 (i)		245	273
20.444% due 10/15/2031 (i)		345	498
Ginnie Mae
1.750% due 01/20/2032 - 03/20/2032 (i)		293	301
1.750% due 01/20/2035		9	9
1.802% due 03/16/2051 (b)(i)		54,904	4,252
2.000% due 10/20/2030 - 10/20/2032 (i)		171	176
2.000% due 12/20/2033		20	20
2.125% due 10/20/2025 - 12/20/2026		28	29
2.250% due 02/20/2029 (i)		37	39
2.375% due 02/20/2024 - 01/20/2027		29	30
2.625% due 08/20/2027		3	3
2.625% due 10/20/2029 (i)		155	161
3.125% due 08/20/2033		20	21
3.375% due 06/20/2022 - 05/20/2029		53	55
3.375% due 04/20/2032 - 06/20/2032 (i)		337	352
4.000% due 10/15/2039 - 09/15/2040		371	378
5.500% due 04/20/2037 (i)		63	64
6.100% due 06/15/2028 - 03/15/2029		1,688	1,901
6.490% due 01/15/2028 - 01/15/2029		1,528	1,743
27.525% due 03/20/2031 (i)		1,066	1,652
Small Business Administration
4.628% due 03/10/2013		209	218
5.370% due 04/01/2028		1,437	1,569
7.100% due 02/01/2017		40	44
7.190% due 12/01/2019		415	462
7.590% due 01/01/2020		210	236
Vendee Mortgage Trust
6.500% due 09/15/2024		218	250

Total U.S. Government Agencies (Cost $2,068,120)			2,059,760

U.S. TREASURY OBLIGATIONS 0.9%
Treasury Inflation Protected Securities (f)
2.125% due 02/15/2040		10,404	11,315
U.S. Treasury Bonds
4.250% due 11/15/2040 (h)		10,000	9,777
U.S. Treasury Notes
0.625% due 12/31/2012		1,574	1,580
1.750% due 05/31/2016		10,000	10,012
2.875% due 03/31/2018		16,000	16,472
3.375% due 11/15/2019 (j)		20	21

Total U.S. Treasury Obligations (Cost $49,320)			49,177

MORTGAGE-BACKED SECURITIES 47.4%
Adjustable Rate Mortgage Trust
0.436% due 03/25/2036		1,815	909
2.791% due 05/25/2035		600	586
2.942% due 01/25/2036		2,166	1,576
4.207% due 11/25/2035		1,416	1,059
5.247% due 01/25/2036		1,311	1,117
5.332% due 11/25/2035		1,537	1,309
American General Mortgage Loan Trust
5.150% due 03/25/2058		713	736
American Home Mortgage Assets
0.396% due 10/25/2046		286	155
1.238% due 09/25/2046		1,396	684
American Home Mortgage Investment Trust
0.486% due 11/25/2045		890	584
0.486% due 05/25/2047		5,600	2,456
1.932% due 10/25/2034		5,271	3,867
2.156% due 11/25/2045		57,664	41,897
2.262% due 10/25/2034		1,263	1,134
2.396% due 06/25/2045		3,956	3,586
2.403% due 02/25/2045		1,634	1,456
2.432% due 02/25/2045		22	20
ASG Resecuritization Trust
5.348% due 03/26/2037		812	813
Asti Finance SRL
2.314% due 05/27/2050	EUR	25,367	34,285
Banc of America Alternative Loan Trust
0.586% due 06/25/2046		$41	24
4.750% due 02/25/2019		83	85
5.500% due 07/25/2020		264	250
5.500% due 12/25/2035		653	545
5.750% due 04/25/2034		2,400	2,517
5.849% due 11/25/2021		1,422	1,362
6.000% due 03/25/2021		127	123
6.000% due 11/25/2034		131	134
6.000% due 12/25/2034		125	123
6.000% due 08/25/2035		4,637	3,763
6.000% due 06/25/2046		6,231	4,991
Banc of America Commercial Mortgage, Inc.
5.796% due 04/10/2049		4,000	4,121
6.186% due 06/11/2035		208	211
Banc of America Funding Corp.
0.686% due 06/26/2035		9,443	8,751
0.686% due 07/25/2036		640	621
0.693% due 07/26/2036		3,893	3,851
2.783% due 05/25/2035		112	51
2.785% due 02/20/2036		283	261
2.789% due 06/20/2035		141	78
2.814% due 03/20/2035		2,166	2,061
2.919% due 05/20/2034		1,840	1,648
2.948% due 12/20/2034		1,241	803
3.054% due 09/20/2035		479	273
5.100% due 09/20/2035		184	158
5.416% due 01/26/2037		110	109
5.500% due 09/25/2035		3,499	3,457
5.500% due 03/25/2036		945	886
5.580% due 05/20/2036		1,599	1,470
5.661% due 03/20/2036		339	270
5.750% due 10/25/2035		211	212
5.750% due 03/25/2036		3,000	2,980
5.888% due 04/25/2037		732	515
5.952% due 10/20/2046		1,399	872
6.000% due 09/25/2036		17,812	15,544
6.000% due 08/25/2037		1,287	1,150
Banc of America Large Loan, Inc.
0.497% due 03/15/2022		5,000	4,972
1.937% due 11/15/2015		61,445	57,057
Banc of America Mortgage Securities, Inc.
2.746% due 04/25/2034		110	98
2.747% due 03/25/2034		59	57
2.748% due 05/25/2034		315	273
2.831% due 02/25/2035		1,721	1,523
2.848% due 02/25/2034		1,361	1,192
2.863% due 04/25/2035		2,870	2,421
2.865% due 04/25/2033		374	362
2.867% due 06/25/2035		789	674
2.870% due 05/25/2035		1,356	1,219
2.874% due 12/25/2033		637	581
2.878% due 05/25/2033		15	12
2.881% due 05/25/2034		1,034	968
2.891% due 01/25/2036		1,375	1,187
2.894% due 08/25/2034		1,570	1,478
2.898% due 03/25/2033		1,128	1,090
2.905% due 01/25/2034		1,361	1,266
2.924% due 12/25/2033		355	346
2.955% due 07/25/2035		334	276
2.983% due 02/25/2033		185	161
3.019% due 08/25/2034		1,161	1,058
3.072% due 11/25/2035		2,743	2,194
3.122% due 11/25/2035		362	319
3.165% due 09/25/2034		925	843
3.199% due 09/25/2035		1,544	1,169
3.216% due 10/25/2035		152	121
3.230% due 10/25/2034		1,430	1,315
3.459% due 07/20/2032		167	158
5.000% due 08/25/2019		487	498
5.060% due 11/25/2034		518	471
5.117% due 09/25/2035		1,061	1,020
5.152% due 02/25/2035		2,510	2,240
5.247% due 12/25/2034		1,027	984
5.250% due 07/25/2035		350	315
5.308% due 06/25/2035		5,700	5,220
5.500% due 09/25/2035		3,535	3,432
5.500% due 10/25/2035		2,214	2,097
6.000% due 09/25/2037		1,937	1,713
6.500% due 09/25/2033		112	117
Bancaja Fondo de Titulizacion de Activos
1.554% due 05/22/2050	EUR	8,335	9,945
BCAP LLC Trust
2.235% due 05/26/2036		$2,498	2,475
2.671% due 05/26/2036		4,307	4,184
2.716% due 10/26/2035		34,910	30,126
2.920% due 11/26/2035		1,986	1,991
2.971% due 11/26/2035		11,000	10,428
5.210% due 11/26/2037		37,541	34,912
5.230% due 05/26/2047		4,827	4,785
5.239% due 04/26/2037		679	668
5.241% due 10/26/2035		658	653
5.250% due 02/26/2036		4,874	4,889
5.250% due 04/28/2037		8,659	8,015
5.311% due 04/26/2037		2,291	2,333
5.321% due 08/26/2035		3,084	2,908
5.500% due 12/26/2035		5,015	5,112
5.526% due 05/26/2037		1,061	1,074
5.631% due 07/26/2037		3,311	3,316
5.774% due 07/26/2036		145	142
Bear Stearns Adjustable Rate Mortgage Trust
2.387% due 02/25/2036		591	422
2.400% due 08/25/2035		69	64
2.475% due 04/25/2034		2,785	2,525
2.520% due 02/25/2036		720	643
2.560% due 10/25/2035		2,359	2,072
2.585% due 07/25/2034		1,242	1,056
2.709% due 08/25/2033		210	204
2.725% due 04/25/2034		1,588	1,437
2.769% due 03/25/2035		4,114	3,218
2.827% due 10/25/2035		1,310	1,280
2.834% due 04/25/2034		3,625	2,833
2.882% due 11/25/2034		3,008	2,758
2.933% due 01/25/2035		1,888	1,655
2.945% due 01/25/2035		119	109
2.995% due 01/25/2035		244	213
3.147% due 07/25/2034		6	6
3.161% due 10/25/2034		1,176	1,026

3.582% due 11/25/2034	780	752
4.845% due 01/25/2035	1,349	1,214
5.021% due 07/25/2034	3,067	2,997
5.230% due 05/25/2047	1,552	1,126
5.241% due 03/25/2035	1,208	1,051
5.241% due 08/25/2035	3,071	2,545
5.385% due 11/25/2034	235	215
5.535% due 04/25/2033	712	690
5.649% due 02/25/2036	2,057	1,327
Bear Stearns Alt-A Trust
0.346% due 06/25/2046 (a)	2,397	998
0.826% due 04/25/2034	653	548
0.926% due 11/25/2034	277	246
2.516% due 04/25/2035	2,483	1,708
2.551% due 06/25/2034	3,811	3,403
2.553% due 04/25/2035	647	487
2.588% due 09/25/2034	160	123
2.649% due 01/25/2036	3,549	1,896
2.652% due 05/25/2035	127	107
2.724% due 01/25/2035	373	293
2.869% due 01/25/2035	967	737
2.897% due 03/25/2036	350	180
2.916% due 09/25/2035	1,265	922
2.930% due 02/25/2034	503	461
5.168% due 01/25/2047	2,149	1,197
5.646% due 05/25/2036	45	24
5.732% due 01/25/2034	561	549
5.980% due 08/25/2036	9,839	6,174
Bear Stearns Alt-A Trust II
5.304% due 09/25/2047	691	392
Bear Stearns Commercial Mortgage Securities
0.407% due 03/15/2019	4,500	4,493
0.837% due 03/15/2022	6,000	5,714
5.810% due 03/13/2040	3,989	3,491
6.000% due 07/15/2031	3,242	3,246
7.000% due 05/20/2030 (i)	19,933	21,853
Carey Commercial Mortgage Trust
8.430% due 09/20/2019	1,500	1,527
CC Mortgage Funding Corp.
0.316% due 05/25/2048	1,882	800
0.366% due 05/25/2036	1,057	665
CFCRE Commercial Mortgage Trust
1.694% due 04/15/2044 (b)	75,881	5,412
Chase Mortgage Finance Corp.
2.529% due 03/25/2037	7,480	5,925
2.823% due 02/25/2037	732	702
2.886% due 07/25/2037	381	369
3.061% due 07/25/2037	39	37
5.000% due 11/25/2033	149	151
5.392% due 12/25/2035	4,027	3,827
5.447% due 01/25/2036	2,856	2,548
5.874% due 03/25/2037	894	847
5.911% due 12/25/2037	3,092	2,696
5.964% due 09/25/2036	2,000	1,604
6.000% due 10/25/2036	1,024	986
6.000% due 12/25/2036	806	779
6.000% due 02/25/2037	7,000	5,529
6.000% due 03/25/2037	3,600	2,986
6.000% due 05/25/2037	2,786	2,414
6.019% due 09/25/2036	112	107
6.250% due 10/25/2036	18,897	16,533
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021	736	729
5.500% due 12/25/2021	1,250	1,244
5.500% due 06/25/2037	4,157	4,062
5.500% due 07/25/2037	4,478	3,986
5.750% due 06/25/2036	740	688
5.750% due 01/25/2037	794	786
6.000% due 02/25/2036	103	94
Citigroup Commercial Mortgage Trust
0.770% due 08/15/2021	2,000	1,700
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035	494	442
2.670% due 03/25/2036	530	428
2.734% due 09/25/2037	3,800	1,662
2.736% due 03/25/2034	1,461	1,457
2.863% due 03/25/2036	7,616	6,175
2.869% due 08/25/2035	1,170	1,095
2.929% due 05/25/2035	716	609
2.958% due 09/25/2034	7,511	7,085
3.038% due 02/25/2034	112	103
3.149% due 07/25/2036	330	315
4.986% due 07/25/2046	1,138	756
5.145% due 09/25/2035	3,011	2,554
5.329% due 11/25/2036	3,594	2,551
5.477% due 06/25/2037	1,332	1,357
5.500% due 12/25/2020	690	626
6.000% due 02/25/2037	1,246	1,297
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,200	2,247
Citimortgage Alternative Loan Trust
5.500% due 11/25/2021	1,550	1,432
5.750% due 12/25/2036	1,864	1,358
5.750% due 03/25/2037	3,241	2,338
6.000% due 07/25/2036	1,801	1,376
6.000% due 10/25/2037	16,273	13,105
Commercial Mortgage Pass-Through Certificates
0.048% due 07/10/2046 (b)	175,243	4,280
0.686% due 12/10/2046 (b)	344,932	4,103
2.641% due 07/10/2046 (b)	19,618	2,146
6.799% due 07/16/2034	2,000	2,081
Countrywide Alternative Loan Trust
0.346% due 02/25/2047	1,494	927
0.356% due 01/25/2037	536	291
0.366% due 06/25/2047	13,804	7,876
0.376% due 09/25/2046	13,098	6,681
0.396% due 05/20/2046	1,877	1,006
0.396% due 07/20/2046	1,213	516
0.446% due 07/25/2035	89	59
0.466% due 12/25/2035	312	208
0.496% due 08/25/2035	4,516	2,299
0.496% due 10/25/2035	247	148
0.526% due 11/20/2035	19,945	12,599
0.536% due 09/25/2034	2,299	2,048
0.536% due 09/25/2035	1,070	687
0.586% due 03/25/2034	30	28
0.636% due 09/25/2035	423	311
0.736% due 04/25/2033	121	120
0.986% due 01/25/2036	2,850	2,016
1.378% due 08/25/2035	541	284
1.588% due 07/20/2035	169	103
1.923% due 06/25/2035	246	153
2.870% due 12/25/2035	3,497	2,392
2.890% due 06/25/2037	547	371
5.000% due 08/25/2035	6,161	5,234
5.500% due 08/25/2034	1,036	1,039
5.500% due 06/25/2035	3,369	3,220
5.500% due 07/25/2035	461	406
5.500% due 11/25/2035	46,332	40,194
5.500% due 02/25/2036	2,728	2,045
5.544% due 03/25/2047	704	698
5.621% due 02/25/2037	4,929	3,436
5.721% due 08/25/2036	1,887	1,279
5.750% due 07/25/2037	1,301	988
5.750% due 04/25/2047	1,500	893
6.000% due 12/25/2033	84	84
6.000% due 02/25/2034	8	8
6.000% due 04/25/2036	55,615	40,934
6.000% due 02/25/2037	9,578	6,333
6.000% due 04/25/2037	11,932	8,422
6.000% due 06/25/2037 (a)	857	588
6.250% due 12/25/2036	9,728	6,461
6.250% due 08/25/2037 (a)	1,794	1,148
6.500% due 06/25/2036	1,254	749
6.500% due 09/25/2036	5,333	3,701
7.000% due 08/25/2034	517	507
7.250% due 08/25/2032	572	574
7.500% due 12/25/2034	222	184
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	748	512
0.456% due 03/25/2035	1,518	1,182
0.456% due 04/25/2035	10	6
0.486% due 03/25/2035	234	151
0.506% due 03/25/2035	239	145
0.556% due 02/25/2035	237	146
0.566% due 09/25/2034	281	156
2.258% due 07/25/2034	988	909
2.296% due 09/25/2034	739	469
2.512% due 02/20/2036	354	209
2.616% due 06/20/2034	6,244	5,490
2.674% due 07/19/2033	467	413
2.772% due 05/19/2033	503	470
2.774% due 02/25/2034	164	152
2.789% due 02/20/2035	4,275	3,543
2.792% due 05/25/2034	628	547
2.818% due 02/25/2034	800	675
2.822% due 05/20/2035	6,482	4,605
2.830% due 06/25/2033	424	387
2.831% due 02/19/2034	420	384
2.878% due 05/20/2034	408	351
2.923% due 08/25/2034	69	51
3.017% due 02/20/2036	139	109
3.025% due 12/25/2033	566	502
3.066% due 11/20/2034	1,128	962
3.073% due 02/25/2034	107	91
3.118% due 03/25/2035	242	151
4.575% due 12/19/2033	432	411
4.840% due 02/25/2047	329	206
5.000% due 04/25/2035	5,479	5,209
5.037% due 03/25/2035	2,619	2,344
5.141% due 04/25/2035	700	598
5.241% due 10/20/2035	5,143	3,897
5.250% due 12/25/2027	3,672	3,467
5.250% due 07/25/2034	2,538	2,155
5.500% due 04/25/2035	223	206
5.500% due 08/25/2035	14,981	12,860
5.500% due 09/25/2035	6,371	5,372
5.500% due 10/25/2035	823	769
5.500% due 11/25/2035	654	605
5.500% due 01/25/2036	486	466
5.525% due 04/20/2036	2,185	1,498
5.684% due 09/25/2047	359	245
5.750% due 08/25/2034	1,898	1,685
5.750% due 02/25/2036	4,339	3,614
5.750% due 02/25/2037	529	448
5.750% due 05/25/2037	2,837	2,312
5.750% due 07/25/2037	5,330	4,690
5.850% due 05/25/2036	11,117	8,919
6.000% due 12/25/2035	115	98
6.000% due 05/25/2036	3,341	2,941
6.000% due 03/25/2037	6,826	5,621

6.000% due 04/25/2037		1,920	1,685
6.000% due 05/25/2037		19,620	15,560
6.000% due 07/25/2037		4,962	3,689
6.000% due 08/25/2037		7,000	5,909
6.000% due 10/25/2037		960	901
6.250% due 09/25/2036		2,000	1,808
6.250% due 10/25/2036		927	800
6.250% due 09/25/2037		3,755	3,282
6.500% due 05/25/2037		141	113
6.500% due 10/25/2037		22,749	18,556
Credit Suisse First Boston Mortgage Securities Corp.
0.836% due 11/25/2031		410	344
0.886% due 11/25/2035		4,548	3,021
2.397% due 10/25/2033		348	322
2.431% due 07/25/2033		357	336
2.617% due 08/25/2033		1,495	1,478
2.730% due 04/25/2034		105	99
2.846% due 09/25/2034		1,016	961
2.868% due 11/25/2034		261	249
3.259% due 03/25/2034		266	240
5.250% due 12/25/2020		83	83
5.250% due 08/25/2035		751	739
5.250% due 09/25/2035		3,813	3,277
5.500% due 10/25/2035		1,879	1,624
5.603% due 07/15/2035		500	516
5.750% due 04/22/2033		415	424
6.000% due 11/25/2035		515	325
6.500% due 01/25/2036		1,082	653
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		50	49
0.357% due 10/15/2021		5,374	5,070
0.557% due 10/15/2021		6,000	5,795
0.587% due 10/15/2021		8,500	8,197
0.657% due 10/15/2021		135	127
2.474% due 12/27/2035		2,042	1,990
4.965% due 08/27/2037		92	91
5.000% due 04/25/2037		9,372	8,659
5.271% due 04/26/2037		1,751	1,707
5.500% due 03/25/2037		2,780	2,458
5.509% due 04/15/2047		3,000	3,190
5.775% due 05/26/2037		219	221
6.000% due 02/25/2037		1,718	1,477
6.000% due 06/25/2037		12,360	10,706
6.250% due 08/25/2036		6,491	5,758
6.500% due 07/26/2036		898	513
Credit-Based Asset Servicing & Securitization LLC
5.650% due 10/25/2036		163	164
DBUBS Mortgage Trust
1.573% due 11/10/2046 (b)		118,229	7,492
DECO Series
1.626% due 01/27/2018	EUR	6,325	8,586
Deutsche ALT-A Securities, Inc.
0.336% due 02/25/2047		$1,240	661
0.814% due 10/25/2035		14	13
2.920% due 10/25/2035		1,985	1,565
5.000% due 10/25/2018		461	470
Deutsche Mortgage Securities, Inc.
5.225% due 06/26/2035		2,312	2,227
5.233% due 06/26/2035		448	457
Downey Savings & Loan Association Mortgage Loan Trust
0.366% due 04/19/2047		596	176
0.516% due 09/19/2045		2,377	1,492
0.586% due 11/19/2044		343	121
2.505% due 07/19/2044		911	702
2.559% due 07/19/2044		65	52
E-MAC NL BV
1.529% due 07/25/2036	EUR	1,470	1,879
European Loan Conduit
1.570% due 05/15/2019		7,379	9,831
Eurosail PLC
0.984% due 12/15/2044	GBP	2,403	3,230
0.984% due 03/13/2045		4,115	5,690
1.584% due 03/13/2045	EUR	2,690	3,684
1.624% due 03/13/2045		3,100	3,895
Extended Stay America Trust
1.368% due 01/05/2016 (b)		$164,500	2,867
3.330% due 01/05/2013 (b)		32,149	1,425
Fastnet Securities PLC
1.359% due 08/10/2043	EUR	30,761	32,556
First Horizon Alternative Mortgage Securities
0.556% due 02/25/2037		$800	454
2.325% due 08/25/2034		1,363	1,169
2.326% due 09/25/2034		2,814	2,682
2.368% due 02/25/2035		5,037	4,188
2.370% due 08/25/2035		5,331	3,938
2.375% due 03/25/2035		1,364	1,121
5.250% due 02/25/2021		3,388	3,162
6.000% due 07/25/2036		189	147
6.000% due 08/25/2036		9,206	6,503
First Horizon Asset Securities, Inc.
2.661% due 05/25/2035		2,414	2,123
2.675% due 06/25/2034		365	363
2.712% due 05/25/2036		4,991	3,906
2.719% due 02/25/2034		283	277
2.738% due 06/25/2035		5,233	4,345
2.761% due 05/25/2034		234	219
2.869% due 10/25/2034		1,128	1,099
2.876% due 10/25/2035		2,090	1,767
5.335% due 02/25/2035		2,616	2,595
5.385% due 01/25/2037		3,318	2,533
5.500% due 04/25/2022		817	756
5.557% due 10/25/2035		1,166	975
5.622% due 10/25/2034		34	35
5.750% due 10/25/2021		991	982
5.750% due 05/25/2037		1,200	1,023
5.775% due 05/25/2037		2,522	1,735
6.250% due 11/25/2037		828	738
First Republic Mortgage Loan Trust
0.537% due 11/15/2031		46	45
0.587% due 11/15/2032		149	136
0.687% due 11/15/2030		708	661
FREMF Mortgage Trust
0.100% due 05/25/2020 (b)		426,004	2,565
GMAC Commercial Mortgage Securities, Inc.
5.539% due 04/10/2040		6,790	6,873
5.713% due 10/15/2038		451	461
GMAC Mortgage Corp. Loan Trust
0.686% due 05/25/2018		872	850
3.061% due 11/19/2035		992	902
3.098% due 03/18/2035		150	136
3.136% due 05/25/2035		529	422
4.557% due 10/19/2033		37	37
4.754% due 03/18/2035		5,493	4,950
4.972% due 05/25/2035		3,021	2,769
5.151% due 11/19/2035		1,270	1,099
5.256% due 03/18/2035		108	102
5.277% due 11/19/2035		5,385	5,024
Great Hall Mortgages PLC
1.624% due 03/18/2039	EUR	1,106	1,390
1.644% due 06/18/2038		816	1,013
Greenpoint Mortgage Funding Trust
0.366% due 01/25/2037		$2,235	1,321
0.426% due 08/25/2045		872	549
0.446% due 10/25/2045		1,485	932
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		160	136
GS Mortgage Securities Corp.
7.500% due 09/25/2036		1,780	1,661
7.500% due 10/25/2036		601	559
GS Mortgage Securities Corp. II
0.281% due 12/10/2043 (b)		35,931	515
0.869% due 12/10/2043 (b)		155,670	4,686
1.711% due 08/10/2043 (b)(i)		167,502	15,729
2.370% due 02/10/2021 (b)		35,005	1,589
3.566% due 02/10/2021 (b)		41,149	3,111
5.329% due 03/06/2020		2,000	1,994
GSAA Trust
6.000% due 04/01/2034		95	96
GSR Mortgage Loan Trust
2.230% due 04/25/2032		44	39
2.720% due 09/25/2035		123	109
2.728% due 04/25/2035		388	343
2.763% due 05/25/2035		3,942	2,867
2.769% due 05/25/2035		1,560	1,261
2.781% due 08/25/2034		2,652	2,431
2.782% due 07/25/2035		3,700	2,959
2.789% due 07/25/2035		1,410	1,206
2.790% due 09/25/2035		329	265
2.825% due 08/25/2034		217	180
2.841% due 08/25/2034		3,849	3,746
2.879% due 09/25/2035		1,700	1,471
3.042% due 01/25/2035		5,281	4,715
3.065% due 09/25/2034		139	128
3.208% due 11/25/2035		250	178
5.000% due 07/25/2036		2,936	2,708
5.163% due 11/25/2035		267	254
5.211% due 04/25/2035		1,280	1,211
5.250% due 07/25/2035		1,260	1,258
5.394% due 07/25/2035		4,752	4,390
5.500% due 07/25/2035		875	874
5.500% due 12/25/2035		3	3
5.500% due 03/25/2036		4,595	4,134
5.500% due 06/25/2036		2,437	2,142
5.500% due 01/25/2037		16,800	14,481
5.513% due 03/25/2037		8,798	7,505
5.750% due 02/25/2036		3,728	3,259
5.750% due 02/25/2037		540	500
6.000% due 06/25/2036		7,500	6,578
6.000% due 09/25/2036		6,719	5,810
6.000% due 01/25/2037		616	576
6.000% due 07/25/2037		692	653
6.500% due 10/25/2036		3,856	3,808
Harborview Mortgage Loan Trust
0.336% due 01/25/2047		2,094	1,160
0.356% due 12/19/2036		449	276
0.366% due 11/19/2036		477	310
0.376% due 01/19/2038		4,312	2,728
0.396% due 11/19/2036		19,966	12,680
0.406% due 07/19/2047		1,765	1,223
0.426% due 01/19/2036		199	117
0.436% due 01/19/2036		220	137
0.466% due 02/19/2036		4,345	2,571
0.496% due 11/19/2035		1,060	695
0.496% due 08/19/2045		1,773	1,278
0.566% due 01/19/2035		869	451
0.586% due 11/19/2034		633	413
1.128% due 12/19/2036		1,623	880

2.088% due 11/19/2034		1,267	984
2.703% due 08/19/2034		312	281
2.733% due 06/19/2036		943	521
2.775% due 07/19/2035		6,271	4,777
2.840% due 07/19/2035		513	434
2.920% due 12/19/2035		263	204
2.945% due 12/19/2035		99	73
2.990% due 01/19/2035		1,628	1,255
5.750% due 08/19/2036		3,585	2,143
HSBC Asset Loan Obligation
6.099% due 01/25/2037		2,353	1,715
Indymac IMJA Mortgage Loan Trust
6.250% due 11/25/2037		2,325	2,085
Indymac INDA Mortgage Loan Trust
2.528% due 01/25/2036		6,378	5,647
2.618% due 01/25/2036		955	784
5.156% due 11/25/2035		3,610	3,215
5.580% due 07/25/2037		14,052	11,477
5.584% due 09/25/2037		19,961	13,314
5.612% due 08/25/2036		494	462
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046		2,180	1,304
0.396% due 05/25/2046		2,433	1,534
0.416% due 04/25/2035		2,935	1,867
0.426% due 06/25/2037		396	256
0.466% due 03/25/2035		4,654	3,216
0.506% due 07/25/2045		693	452
0.986% due 08/25/2034		225	151
2.527% due 08/25/2035		1,109	865
2.532% due 04/25/2035		115	92
2.536% due 06/25/2035		312	225
2.644% due 03/25/2035		160	132
2.645% due 11/25/2035 (a)		10,009	5,325
2.694% due 03/25/2035		5,490	4,941
2.729% due 01/25/2035		2,890	2,104
2.738% due 09/25/2036		973	633
2.798% due 03/25/2035		107	96
3.043% due 10/25/2034		176	144
4.794% due 06/25/2037 (a)		1,221	636
4.970% due 09/25/2035		1,060	867
5.045% due 10/25/2034		1,050	1,008
5.165% due 05/25/2036		7,987	6,338
5.181% due 11/25/2035		4,340	3,215
5.244% due 06/25/2036		533	464
5.410% due 12/25/2035		93	65
Intesa Sec SRL
1.713% due 08/28/2023	EUR	581	839
JLOC Ltd.
0.456% due 02/16/2016	JPY	4,883	56
JPMorgan Alternative Loan Trust
2.739% due 05/25/2036		$1,068	625
5.500% due 02/25/2021		782	688
5.550% due 10/25/2036		3,533	3,358
JPMorgan Chase Commercial Mortgage Securities Corp.
1.137% due 02/15/2019		392	377
1.587% due 02/15/2019		520	491
2.151% due 11/15/2043 (b)		108,793	11,702
2.383% due 06/15/2043 (b)		19,713	1,635
5.298% due 05/15/2047		2,664	2,699
5.717% due 03/18/2051		2,000	1,944
JPMorgan Mortgage Trust
2.127% due 10/25/2033		413	414
2.658% due 06/25/2035		348	307
2.739% due 02/25/2036		653	523
2.773% due 07/25/2035		193	164
2.778% due 04/25/2035		512	458
2.783% due 06/25/2036		3,208	2,765
2.794% due 04/25/2035		3,382	2,881
2.842% due 07/25/2035		1,918	1,670
2.927% due 07/25/2035		1,883	1,768
2.967% due 07/25/2035		946	728
3.060% due 11/25/2035		2,282	2,173
3.078% due 07/25/2035		734	670
3.079% due 08/25/2035		9,652	7,864
3.141% due 08/25/2035		966	852
3.208% due 10/25/2035		1,079	914
4.293% due 04/25/2035		177	175
4.479% due 02/25/2035		1,396	1,398
4.720% due 02/25/2034		77	77
5.000% due 03/25/2022		807	782
5.000% due 06/25/2035		1,400	1,202
5.000% due 07/25/2036		4,019	3,850
5.052% due 06/25/2037		1,503	1,181
5.145% due 01/25/2037		1,590	1,175
5.199% due 08/25/2035		120	110
5.249% due 04/25/2037		2,000	1,548
5.275% due 07/25/2035		2,348	1,989
5.346% due 10/25/2036		17	14
5.432% due 10/25/2035		40	32
5.500% due 01/25/2021		358	346
5.500% due 03/25/2022		315	308
5.500% due 01/25/2036		8,006	7,394
5.634% due 04/25/2037		1,274	1,194
5.646% due 04/25/2036		5,070	4,383
5.655% due 04/25/2036		3,400	2,725
5.679% due 05/25/2036		16,626	13,705
5.750% due 03/25/2037		2,160	1,903
5.756% due 06/25/2036		1,710	1,523
5.823% due 06/25/2037		5,974	5,532
5.884% due 04/25/2037		22,250	19,397
6.000% due 07/25/2036		15,727	13,744
6.000% due 08/25/2037		1,885	1,686
6.042% due 10/25/2036		768	626
6.500% due 09/25/2035		1,326	1,342
7.000% due 08/25/2037		3,173	2,525
LB-UBS Commercial Mortgage Trust
0.751% due 02/15/2040 (b)		53,873	1,148
Lehman Mortgage Trust
5.500% due 11/25/2035		1,507	1,400
5.500% due 12/25/2035		225	200
6.475% due 04/25/2036		21,544	20,649
6.500% due 09/25/2037		22,242	18,975
Lehman XS Trust
0.286% due 05/25/2046		718	365
Lothian Mortgages PLC
1.169% due 07/24/2039	GBP	1,000	1,603
Luminent Mortgage Trust
0.386% due 02/25/2046		$324	195
Mach One Trust Commercial Mortgage-Backed
6.144% due 05/28/2040		294	275
Madison Square Ltd.
6.150% due 09/25/2043		18,861	19,041
Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	27,365	38,109
MASTR Adjustable Rate Mortgages Trust
0.426% due 05/25/2037		$696	337
2.250% due 01/25/2034		201	189
2.311% due 05/25/2034		625	566
2.348% due 09/25/2035		2,119	1,300
2.432% due 07/25/2035		2,329	1,821
2.438% due 09/25/2033		1,949	1,717
2.500% due 12/25/2033		107	86
2.648% due 10/25/2032		922	903
2.661% due 07/25/2035		2,466	1,958
2.725% due 07/25/2034		3,747	3,410
2.796% due 04/21/2034		343	335
2.807% due 12/21/2034		845	453
2.813% due 12/25/2033		753	677
2.836% due 11/21/2034		2,350	2,094
2.952% due 01/25/2036		349	284
3.147% due 10/25/2034		1,239	941
4.677% due 10/25/2032		700	542
4.983% due 02/25/2036		272	253
5.382% due 06/25/2035		859	770
MASTR Alternative Loans Trust
6.500% due 12/25/2034		184	185
7.000% due 06/25/2034		80	79
MASTR Asset Securitization Trust
5.250% due 11/25/2035		931	908
5.500% due 07/25/2033		116	119
5.500% due 06/26/2034		765	726
5.750% due 02/25/2021		6,958	7,039
6.000% due 10/25/2022		413	402
6.000% due 06/25/2036		1,500	1,333
MASTR Reperforming Loan Trust
0.536% due 05/25/2035		1,108	912
6.000% due 08/25/2034		1,044	1,013
MASTR Seasoned Securities Trust
2.904% due 10/25/2032		513	501
2.929% due 10/25/2032		90	82
4.181% due 10/25/2032		959	838
6.500% due 08/25/2032		385	401
Mellon Residential Funding Corp.
0.887% due 11/15/2031		1,476	1,363
0.927% due 09/15/2030		1,227	1,029
Merrill Lynch Alternative Note Asset
0.486% due 03/25/2037		545	216
5.074% due 06/25/2037 (a)		414	210
Merrill Lynch Countrywide Commercial Mortgage Trust
6.164% due 08/12/2049		8,000	8,765
Merrill Lynch Mortgage Investors, Inc.
2.302% due 02/25/2033		111	103
2.545% due 02/25/2034		446	435
2.622% due 02/25/2035		9,597	8,552
2.624% due 06/25/2035		4,700	3,856
2.679% due 07/25/2035		3,712	3,113
2.834% due 03/25/2036		2,589	1,548
2.836% due 05/25/2034		461	441
2.868% due 12/25/2035		256	212
3.157% due 09/25/2033		39	37
5.250% due 08/25/2036		178	181
5.266% due 09/25/2035		471	416
Merrill Lynch Mortgage Trust
0.455% due 08/12/2039 (b)		17,246	346
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		967	708
5.800% due 08/25/2036		24,758	19,341
MLCC Mortgage Investors, Inc.
0.416% due 03/25/2030		578	515
0.436% due 11/25/2035		583	522
0.516% due 11/25/2029		197	175
0.526% due 04/25/2028		93	84
0.636% due 07/25/2030		2,868	2,403
0.715% due 03/25/2030		1,498	1,354
0.756% due 11/25/2029		565	529
0.757% due 01/25/2030		281	257
0.846% due 06/25/2028		51	48
1.140% due 10/25/2028		466	438
1.191% due 10/25/2035		21	18
2.071% due 01/25/2029		4,842	3,955
2.077% due 05/25/2029		338	334

2.083% due 01/25/2029		411	383
2.119% due 04/25/2029		1,409	1,326
2.169% due 04/25/2035		248	232
2.208% due 08/25/2029		1,558	1,465
2.226% due 05/25/2036		53	49
2.261% due 12/25/2034		3,535	3,190
5.251% due 05/25/2036		3,697	3,060
5.711% due 06/25/2037		673	602
Morgan Stanley Dean Witter Capital I
1.810% due 03/25/2033		1,173	1,078
Morgan Stanley Mortgage Loan Trust
0.636% due 07/25/2034		148	134
2.217% due 07/25/2034		819	711
2.301% due 06/25/2036		1,505	1,419
2.502% due 07/25/2035		777	574
2.654% due 10/25/2034		350	327
2.719% due 08/25/2034		220	193
2.788% due 07/25/2034		1,137	999
5.376% due 09/25/2035		327	241
5.467% due 12/25/2035		4,775	4,076
5.500% due 11/25/2035		220	173
5.503% due 07/25/2035		1,912	1,763
5.750% due 09/25/2022		258	247
6.000% due 08/25/2037		2,000	1,759
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056		5,000	3,947
Mortgages PLC
1.052% due 10/31/2038	GBP	2,508	3,499
Nemus Funding PLC
1.052% due 02/15/2020		7,980	10,951
Newgate Funding PLC
0.992% due 12/01/2050		3,500	4,509
1.424% due 12/15/2050		193	302
1.824% due 12/15/2050		27,600	35,153
2.074% due 12/15/2050		7,800	8,126
2.721% due 12/15/2050	EUR	5,200	4,878
2.971% due 12/15/2050		8,700	7,057
Nomura Asset Acceptance Corp.
3.367% due 02/25/2036		$2,393	1,356
5.159% due 03/25/2035		257	240
5.392% due 02/25/2036		6,739	4,637
5.500% due 05/25/2033		41	43
6.000% due 05/25/2033		14	14
6.500% due 03/25/2034		248	253
6.500% due 02/25/2035		475	486
7.000% due 04/25/2033		11	11
Opera Finance PLC
1.517% due 01/15/2015	EUR	9,000	11,033
1.650% due 02/15/2012		3,897	5,175
Permanent Financing PLC
1.624% due 06/10/2042	GBP	120	192
Preferred Residential Securities
1.924% due 12/15/2041		753	1,034
Prime Mortgage Trust
0.586% due 02/25/2019		$16	16
7.000% due 07/25/2034		1,161	1,087
Provident Funding Mortgage Loan Trust
2.654% due 04/25/2034		298	286
2.661% due 05/25/2035		2,167	1,925
2.695% due 08/25/2033		30	28
RBSCF Trust
5.223% due 08/16/2048		2,008	1,947
5.336% due 05/16/2047		3,276	3,293
RBSSP Resecuritization Trust
0.444% due 03/26/2037		67,394	59,901
0.494% due 03/26/2035		2,525	2,191
5.936% due 10/26/2036		6,782	6,605
Real Estate Capital PLC
1.069% due 10/20/2014	GBP	7,050	10,980
Residential Accredit Loans, Inc.
0.366% due 11/25/2036		$3,608	1,853
0.366% due 06/25/2046		1,358	502
0.436% due 02/25/2036 (a)		1,315	577
0.466% due 12/25/2045		1,351	738
0.486% due 08/25/2035		2,654	1,614
0.546% due 01/25/2037		1,249	644
0.586% due 03/25/2033		322	293
0.586% due 10/25/2045		732	419
1.278% due 01/25/2046		1,369	809
5.000% due 09/25/2019		421	422
5.500% due 08/25/2034		85	87
5.500% due 08/25/2035		555	501
5.750% due 12/25/2021		1,107	995
6.000% due 10/25/2034		1,832	1,868
6.000% due 08/25/2035		2,138	1,743
6.000% due 12/25/2035 (a)		110	80
Residential Asset Mortgage Products, Inc.
5.976% due 01/25/2017		81	83
7.000% due 11/25/2031		455	481
7.500% due 12/25/2031		157	159
7.500% due 05/25/2032		200	198
7.500% due 07/25/2032		1,426	1,445
Residential Asset Securitization Trust
0.686% due 03/25/2035		717	549
4.750% due 02/25/2019		225	228
5.500% due 07/25/2035		3,806	3,282
5.860% due 08/25/2022		528	486
6.000% due 03/25/2037 (a)		1,561	1,088
Residential Funding Mortgage Securities I
3.223% due 09/25/2035		4,283	3,075
5.250% due 01/25/2036		1,195	1,151
5.768% due 07/27/2037 (a)		837	608
6.000% due 04/25/2037		10,787	9,122
6.000% due 10/25/2037		3,345	2,619
6.048% due 09/25/2036		39	29
6.500% due 03/25/2032		194	202
RMAC Securities PLC
0.400% due 06/12/2044		6,050	4,963
0.974% due 06/12/2044	GBP	20,814	28,299
0.994% due 06/12/2044		3,100	4,196
Sequoia Mortgage Trust
0.506% due 11/20/2034		$354	305
0.536% due 07/20/2033		292	273
0.536% due 09/20/2034		1,244	1,118
0.566% due 04/20/2033		438	413
0.765% due 11/20/2034		569	512
0.826% due 01/20/2034		1,381	1,197
0.846% due 06/20/2033		2,118	1,881
0.946% due 10/20/2027		31	28
0.986% due 10/20/2027		282	264
1.086% due 12/20/2032		165	149
2.512% due 01/20/2047		679	496
2.791% due 04/20/2035		742	697
4.947% due 02/20/2047		987	814
5.401% due 09/20/2046		2,289	1,903
Southern Pacific Financing PLC
1.424% due 12/10/2042	GBP	480	601
Structured Adjustable Rate Mortgage Loan Trust
0.416% due 05/25/2035		$40	35
2.506% due 03/25/2034		380	368
2.540% due 06/25/2034		637	589
2.542% due 05/25/2034		1,304	1,178
2.580% due 02/25/2034		2,283	2,160
2.597% due 03/25/2035		1,600	1,412
2.598% due 10/25/2034		436	384
2.619% due 08/25/2034		75	63
2.634% due 05/25/2035		82	57
2.638% due 08/25/2035		4,006	3,139
2.656% due 11/25/2034		940	742
2.675% due 11/25/2034		5,052	4,535
5.123% due 05/25/2036		900	771
5.250% due 10/25/2035		275	266
5.381% due 01/25/2037		2,153	1,575
5.400% due 11/25/2035		2,475	1,941
5.593% due 11/25/2035		2,468	1,911
5.706% due 01/25/2036		13,862	10,276
Structured Asset Mortgage Investments, Inc.
0.366% due 09/25/2047		728	434
0.376% due 07/25/2046		320	188
0.396% due 08/25/2036		4,389	2,716
0.396% due 05/25/2046		642	357
0.416% due 07/25/2046		109	29
0.436% due 07/19/2035		254	191
0.526% due 05/19/2035		4,215	3,570
2.453% due 02/19/2035		18	15
4.347% due 05/25/2045		294	176
Structured Asset Securities Corp.
0.486% due 10/25/2027		1,550	1,367
0.536% due 04/25/2035		933	771
0.686% due 05/25/2033		1,846	1,793
2.492% due 03/25/2033		490	451
2.519% due 07/25/2033		1,695	1,544
2.519% due 01/25/2034		636	562
2.523% due 12/25/2033		456	391
2.548% due 09/25/2033		1,534	1,387
2.566% due 11/25/2033		1,309	1,220
2.581% due 11/25/2033		431	403
2.756% due 10/25/2035		86	69
2.868% due 09/25/2032		66	59
Suntrust Adjustable Rate Mortgage Loan Trust
5.792% due 10/25/2037		5,846	5,035
Thornburg Mortgage Securities Trust
0.314% due 07/25/2036		1,558	1,534
0.326% due 06/25/2037		722	699
0.726% due 03/25/2044		198	154
0.926% due 09/25/2044		1,675	1,569
2.296% due 12/25/2044		151	130
3.082% due 10/25/2043		1,123	1,024
TIAA Retail Commercial Trust
5.770% due 06/19/2033		9,488	10,111
Titan Europe PLC
1.099% due 10/23/2016	GBP	8,538	11,922
UBS Commercial Mortgage Trust
0.762% due 07/15/2024		$3,800	3,127
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		725	763
Wachovia Mortgage Loan Trust LLC
3.065% due 10/20/2035		700	541
4.977% due 05/20/2036		1,338	1,271
5.137% due 10/20/2035		1,209	1,071
5.243% due 10/20/2035		1,653	1,592
6.100% due 03/20/2037		539	402
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045		7,304	6,093
0.446% due 11/25/2045		963	804
0.456% due 12/25/2045		7,938	6,430
0.476% due 07/25/2045		112	91
0.476% due 12/25/2045		6,506	4,790
0.496% due 01/25/2045		3,339	2,722
0.506% due 07/25/2045		7,667	6,335
0.526% due 01/25/2045		559	446

0.536% due 01/25/2045		388	293
0.588% due 10/25/2044		156	122
0.608% due 07/25/2044		1,084	866
0.628% due 11/25/2034		163	106
0.966% due 10/25/2045		5,977	5,163
0.978% due 02/25/2047		945	600
1.018% due 01/25/2047		875	493
1.028% due 06/25/2047		4,588	3,001
1.038% due 04/25/2047		188	132
1.098% due 12/25/2046		131	82
1.258% due 06/25/2046		178	135
1.278% due 02/25/2046		1,765	1,333
1.348% due 01/25/2046		1,751	1,388
1.478% due 11/25/2042		595	513
2.043% due 12/19/2039		349	316
2.572% due 06/25/2033		574	577
2.579% due 03/25/2035		5,251	4,848
2.579% due 01/25/2036		1,136	1,066
2.581% due 02/25/2033		1,892	1,639
2.609% due 02/27/2034		57	57
2.665% due 12/25/2035		5,477	5,152
2.671% due 02/25/2037		1,442	1,108
2.701% due 10/25/2034		3,131	2,927
2.722% due 10/25/2035		9,765	8,198
2.725% due 03/25/2037		9,090	7,746
2.735% due 08/25/2034		4,201	4,010
2.748% due 08/25/2035		11	11
2.765% due 09/25/2035		1,192	950
2.859% due 05/25/2046		1,954	1,345
2.859% due 07/25/2046		1,028	751
5.229% due 01/25/2036		2,656	2,237
5.272% due 06/25/2037		2,790	2,027
5.295% due 01/25/2037		13,323	11,102
5.354% due 01/25/2037		1,866	1,471
5.387% due 11/25/2036		7,283	5,469
5.459% due 03/25/2037		49,263	39,944
5.523% due 08/25/2035		571	501
5.524% due 01/25/2036		2,321	2,097
5.561% due 11/25/2036		4,430	3,201
5.613% due 07/25/2037		1,027	878
5.640% due 02/25/2037		328	242
5.660% due 04/25/2037		797	221
5.670% due 02/25/2037		2,906	2,464
5.686% due 10/25/2036		2,063	1,697
5.705% due 08/25/2036		530	443
5.750% due 10/25/2036		1,252	1,040
5.835% due 09/25/2036		29	22
5.936% due 10/25/2036		488	455
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.446% due 12/25/2035		1,041	671
5.500% due 06/25/2035		9,731	8,610
5.750% due 11/25/2035		3,102	2,386
5.750% due 01/25/2036		12,373	10,083
Washington Mutual MSC Mortgage Pass-Through Certificates
5.000% due 03/25/2018		14	14
6.500% due 05/25/2032		33	35
7.500% due 04/25/2033		97	101
Wells Fargo Commercial Mortgage Trust
1.656% due 11/15/2043 (b)		107,030	9,425
Wells Fargo Mortgage-Backed Securities Trust
0.486% due 04/25/2037		2,744	2,154
2.737% due 06/25/2034		1,355	1,306
2.737% due 02/25/2035		352	328
2.739% due 12/25/2034		934	900
2.752% due 04/25/2035		3,286	2,876
2.755% due 11/25/2034		1,252	1,206
2.756% due 10/25/2035		933	845
2.756% due 03/25/2036		4,886	4,198
2.771% due 12/25/2034		309	308
2.774% due 06/25/2035		1,041	993
2.784% due 10/25/2034		50	50
2.791% due 10/25/2035		180	157
2.800% due 03/25/2035		812	771
2.802% due 04/25/2036		888	811
2.807% due 10/25/2035		352	342
2.808% due 06/25/2035		1,618	1,564
2.814% due 10/25/2035		2,191	1,982
2.819% due 03/25/2036		3,230	2,737
2.824% due 09/25/2034		390	378
2.832% due 09/25/2034		1,078	1,075
2.846% due 05/25/2035		1,169	1,052
2.872% due 10/25/2034		311	304
2.872% due 04/25/2036		8,281	7,117
2.874% due 09/25/2034		333	332
2.877% due 07/25/2034		361	345
2.894% due 09/25/2034		485	470
2.897% due 05/25/2035		325	314
2.917% due 06/25/2035		319	313
4.763% due 07/25/2034		1,600	1,655
4.909% due 01/25/2035		250	245
5.000% due 01/25/2020		310	325
5.041% due 10/25/2036		758	597
5.195% due 08/25/2036		6,200	5,615
5.251% due 06/26/2035		1,459	1,443
5.254% due 05/25/2035		1,983	1,910
5.500% due 12/25/2033		24	24
5.500% due 04/25/2036		809	768
5.500% due 09/25/2037		1,500	1,411
5.511% due 09/25/2036		9,300	7,450
5.620% due 04/25/2036		10,206	9,491
5.750% due 03/25/2037		9,194	8,048
5.829% due 04/25/2037		2,191	1,939
6.000% due 06/25/2036		2,285	1,952
6.000% due 07/25/2036		750	705
6.000% due 08/25/2036		5,929	5,773
6.000% due 09/25/2036		633	594
6.000% due 11/25/2036		2,118	1,972
6.000% due 06/25/2037		12,500	11,497
6.000% due 07/25/2037		3,217	2,900
6.000% due 08/25/2037		3,976	3,692
6.000% due 10/25/2037		2,099	2,023
6.000% due 11/25/2037		842	779
18.877% due 03/25/2036		739	842
Windermere CMBS PLC
1.069% due 04/24/2017	GBP	13,494	19,222
1.611% due 08/22/2016	EUR	1,553	2,072

Total Mortgage-Backed Securities (Cost $2,418,795)			2,445,613

ASSET-BACKED SECURITIES 17.5%
Accredited Mortgage Loan Trust
0.786% due 04/25/2034		$1,153	815
ACE Securities Corp.
0.246% due 10/25/2036		256	77
0.276% due 07/25/2036		2,129	615
0.486% due 12/25/2045		1,107	1,051
0.586% due 02/25/2034		655	545
0.891% due 06/25/2035		5,264	4,921
1.086% due 09/25/2033		413	334
Advanta Business Card Master Trust
0.436% due 06/20/2014		1,326	1,115
0.436% due 12/22/2014		663	558
Aegis Asset-Backed Securities Trust
0.486% due 06/25/2034		62	52
AFC Home Equity Loan Trust
0.786% due 09/27/2027		419	285
Alzette European CLO S.A.
0.567% due 12/15/2020		1,397	1,355
AMAC CDO Funding Ltd.
0.461% due 11/23/2050		22,314	18,497
Ameriquest Mortgage Securities, Inc.
0.536% due 11/25/2033		408	310
3.711% due 11/25/2032 (a)		141	15
5.098% due 11/25/2035		451	455
5.140% due 10/25/2033		494	494
5.211% due 11/25/2035		1,000	1,044
5.811% due 02/25/2033 (a)		69	5
AMMC CDO
0.525% due 12/19/2019		6,762	6,389
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		185	166
Aquilae CLO PLC
1.469% due 01/17/2023	EUR	6,152	8,360
ARES CLO Funds
0.544% due 04/20/2017		$3,168	3,110
Argent Securities, Inc.
0.276% due 07/25/2036		300	95
1.236% due 12/25/2033		1,001	803
Armstrong Loan Funding Ltd.
1.273% due 08/01/2016		1,370	1,334
Asset-Backed Funding Certificates
0.536% due 06/25/2034		197	157
1.319% due 12/25/2032		277	250
Asset-Backed Securities Corp. Home Equity
0.326% due 07/25/2036		1,000	596
1.837% due 03/15/2032		810	624
Avery Point CLO Ltd.
0.725% due 12/17/2015		1,042	1,022
Babson CLO Ltd.
0.617% due 06/15/2016		1,742	1,703
Ballyrock CDO Ltd.
0.790% due 11/20/2015		1,380	1,361
Bayview Financial Acquisition Trust
0.771% due 08/28/2044		1,130	1,095
0.816% due 05/28/2044		540	506
5.660% due 12/28/2036		1,964	1,934
Bear Stearns Asset-Backed Securities Trust
0.246% due 01/25/2037		1,207	1,130
0.256% due 12/25/2036		411	386
0.296% due 11/25/2036		2,803	2,000
0.316% due 10/25/2036		563	536
0.586% due 10/27/2032		59	52
0.586% due 12/25/2042		6,807	6,176
0.586% due 09/25/2046		5,411	3,063
0.676% due 06/25/2036		400	237
0.686% due 09/25/2034		441	344
0.846% due 10/25/2032		62	55
1.161% due 02/25/2034		1,101	899
1.186% due 10/25/2037		139	86
1.286% due 10/25/2033		557	515
2.061% due 08/25/2034		1,800	1,348
5.250% due 10/25/2033		1,254	1,267
5.500% due 06/25/2034		1,354	1,356
5.500% due 08/25/2036		2,514	1,714
Bear Stearns Second Lien Trust
0.406% due 12/25/2036		386	365
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		9,066	8,503

BNC Mortgage Loan Trust
0.286% due 03/25/2037		1,300	902
0.286% due 05/25/2037		287	248
0.436% due 11/25/2037		1,472	1,433
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028		4,178	4,143
Callidus Debt Partners Fund Ltd.
0.500% due 11/20/2020		10,000	9,378
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		3,050	3,000
Carrington Mortgage Loan Trust
0.436% due 10/25/2036		13,800	4,876
0.506% due 10/25/2035		47	44
Cars Alliance Funding PLC
1.389% due 10/08/2023	EUR	23,429	33,799
CDC Mortgage Capital Trust
1.101% due 11/25/2034		$311	240
Centex Home Equity
0.806% due 09/25/2034		1,759	1,342
5.210% due 11/25/2028		911	910
Chase Funding Mortgage Loan Asset-Backed Certificates
0.686% due 05/25/2032		28	26
0.786% due 07/25/2033		24	21
Citibank Omni Master Trust
2.287% due 05/16/2016		350	354
2.937% due 08/15/2018 (i)		43,700	45,978
4.900% due 11/15/2018 (i)		33,000	35,725
Citigroup Mortgage Loan Trust, Inc.
0.226% due 12/25/2036		192	185
0.246% due 05/25/2037		59	57
0.296% due 08/25/2036		40	36
0.366% due 03/25/2037		950	543
0.386% due 11/25/2045		2,479	2,181
4.964% due 08/25/2035		1,382	1,268
5.249% due 08/25/2035		893	767
Commercial Industrial Finance Corp.
0.514% due 03/01/2021		3,500	3,297
0.527% due 05/10/2021		4,000	3,745
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		17,514	18,534
7.960% due 02/01/2032		1,442	1,183
8.310% due 05/01/2032		8,842	6,814
8.850% due 12/01/2030		2,339	1,810
Conseco Financial Corp.
6.040% due 11/01/2029		3	3
6.440% due 12/01/2030		12,170	12,563
6.660% due 06/01/2030		321	344
6.870% due 01/15/2029		608	653
7.410% due 05/01/2031		1,340	1,268
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		1,614	1,577
0.236% due 06/25/2047		484	481
0.286% due 09/25/2047		392	386
0.306% due 06/25/2047		500	402
0.366% due 09/25/2036		911	750
0.376% due 06/25/2036		579	488
0.376% due 07/25/2036		889	826
0.436% due 04/25/2036		538	474
0.526% due 12/25/2036		1,404	627
0.576% due 11/25/2034		1,680	1,468
0.636% due 11/25/2034		3,054	2,642
0.886% due 11/25/2034		1,440	1,040
1.236% due 07/25/2033		2,713	2,299
4.454% due 10/25/2035		466	466
4.693% due 10/25/2035		4,271	3,845
5.050% due 02/25/2036		908	749
5.075% due 02/25/2036		1,341	742
5.348% due 07/25/2036		3,034	2,462
5.884% due 01/25/2037		1,177	1,084
Credit-Based Asset Servicing & Securitization LLC
0.246% due 04/25/2037		155	112
0.256% due 01/25/2037		44	12
0.306% due 07/25/2037		529	490
1.206% due 11/25/2033		2,137	1,835
5.721% due 01/25/2037		350	140
5.746% due 12/25/2037		1,358	1,348
Crest Dartmouth Street
0.796% due 06/28/2018		4,429	4,286
Crest Ltd.
0.723% due 07/28/2017		687	680
0.834% due 05/28/2018		4,668	4,411
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		2,189	2,152
Denver Arena Trust
6.940% due 11/15/2019		1,002	1,029
Dryden Leveraged Loan CDO
0.786% due 12/22/2015		767	758
EMC Mortgage Loan Trust
0.556% due 05/25/2040		212	176
0.736% due 11/25/2041		243	219
Equity One ABS, Inc.
5.495% due 12/25/2033		1,240	1,227
Finance America Mortgage Loan Trust
1.236% due 09/25/2033		546	456
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		1,245	1,240
0.376% due 01/25/2036		445	403
0.376% due 03/25/2036		669	508
0.446% due 11/25/2036		639	534
0.466% due 10/25/2035		3,207	3,045
First NLC Trust
0.256% due 08/25/2037		916	499
Four Corners CLO
0.524% due 07/22/2020		4,902	4,653
Galaxy CLO Ltd.
0.514% due 04/25/2019		5,918	5,603
0.556% due 04/17/2017		1,972	1,922
GCO Education Loan Funding Trust
0.377% due 08/25/2028		17,000	16,130
Gia Investment Grade CDO Ltd.
1.230% due 04/01/2013		3,500	3,210
Goldman Sachs Asset Management CLO PLC
0.493% due 08/01/2022		17,182	16,013
Green Tree
8.970% due 04/25/2038		5,000	5,582
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,661
Greenpoint Mortgage Funding Trust
0.586% due 09/25/2034		1,837	1,629
GSAA Trust
0.256% due 03/25/2036		62	29
0.426% due 12/25/2036		1,089	532
0.456% due 06/25/2035		927	722
0.556% due 06/25/2035		1,250	968
6.000% due 11/25/2037		2,004	1,687
GSAMP Trust
0.256% due 12/25/2036		716	493
0.316% due 01/25/2037		172	155
0.336% due 08/25/2036		200	98
0.426% due 12/25/2035		12,562	10,437
0.786% due 10/25/2034		2,154	1,918
Halcyon Loan Investors CLO Ltd.
0.600% due 11/20/2020		6,000	5,270
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021		14,000	13,380
0.588% due 08/07/2021		35,000	30,729
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	6,887	9,539
Hillmark Funding
0.508% due 05/21/2021		$25,000	23,306
Home Equity Asset Trust
0.296% due 07/25/2037		1,249	1,220
0.886% due 12/25/2033		97	85
0.946% due 11/25/2032		128	97
1.086% due 11/25/2034		1,500	1,180
1.386% due 06/25/2032		7,425	6,078
HSBC Home Equity Loan Trust
0.476% due 01/20/2034		2,283	2,049
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		57	43
0.236% due 12/25/2036		131	130
0.246% due 05/25/2037		81	80
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		1,962	1,935
ICE EM CLO
0.815% due 08/15/2022		40,000	35,431
IMC Home Equity Loan Trust
7.520% due 08/20/2028		147	147
Irwin Home Equity Corp.
0.726% due 07/25/2032		5	3
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		57	56
0.246% due 03/25/2047		2,225	1,867
0.286% due 03/25/2047		634	441
0.296% due 08/25/2036		386	137
Jubilee CDO BV
2.016% due 10/15/2019	EUR	1,658	2,309
Katonah Ltd.
0.566% due 09/20/2016		$9,745	9,507
Leasimpresa Finance SRL
1.640% due 12/22/2025	EUR	769	1,087
Lehman XS Trust
0.286% due 01/25/2037 (a)		$473	449
0.336% due 04/25/2037		4,917	3,000
0.376% due 11/25/2046		669	393
0.456% due 12/25/2035		264	180
0.486% due 11/25/2035		4,003	2,940
5.110% due 07/25/2035		2,400	1,824
Long Beach Mortgage Loan Trust
0.516% due 01/25/2046		233	121
MASTR Asset-Backed Securities Trust
0.316% due 10/25/2036		1,116	1,082
0.426% due 06/25/2035		118	118
0.556% due 06/25/2035		1,000	897
Merrill Lynch First Franklin Mortgage Loan Trust
0.426% due 05/25/2037		2,455	937
Merrill Lynch Mortgage Investors, Inc.
0.336% due 11/25/2037		13,100	4,361
0.636% due 02/25/2047		28,243	13,872
0.686% due 06/25/2036		2,140	1,275
Mesa Trust Asset-Backed Certificates
3.411% due 11/25/2031		1,500	749
Mid-State Trust
3.500% due 12/15/2045		3,887	3,819
4.864% due 07/15/2038		1,505	1,471

Morgan Stanley ABS Capital I
0.316% due 01/25/2037		480	161
0.366% due 01/25/2036		624	571
0.416% due 02/25/2037		1,200	406
0.716% due 09/25/2034		323	264
0.866% due 11/25/2034		320	262
0.926% due 01/25/2034		78	67
1.206% due 10/25/2033		639	511
1.266% due 03/25/2033		138	123
Morgan Stanley Home Equity Loan Trust
0.286% due 04/25/2037		267	250
0.506% due 09/25/2035		590	476
0.516% due 12/25/2035		390	291
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036		1,877	643
Morgan Stanley Mortgage Loan Trust
5.622% due 01/25/2047		1,575	1,334
5.750% due 04/25/2037		1,386	986
6.000% due 07/25/2047		1,186	961
Mountain View Funding CLO
0.538% due 04/15/2019		1,984	1,901
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		3,700	3,546
Nationstar Home Equity Loan Trust
0.316% due 06/25/2037		815	623
0.356% due 09/25/2036		200	171
Nationstar Home Mortgage LLC
0.826% due 06/25/2034		904	587
Navigare Funding CLO Ltd.
0.520% due 05/20/2019		10,000	9,731
Navigator CDO Ltd.
5.601% due 11/15/2015		2,800	2,831
New Century Home Equity Loan Trust
0.366% due 05/25/2036		1,599	979
0.556% due 08/25/2034		181	141
Newcastle Investment Trust
2.450% due 12/10/2033		23,007	23,153
N-Star Real Estate CDO Ltd.
0.536% due 07/27/2040		8,623	7,238
Oakwood Mortgage Investors, Inc.
5.190% due 09/15/2019		692	649
6.340% due 04/15/2029		1,436	1,450
8.150% due 09/15/2029		7,432	6,060
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		5,200	4,966
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		2,874	2,787
Option One Mortgage Loan Trust
0.326% due 02/25/2037		2,300	771
Pacifica CDO Ltd.
0.534% due 01/26/2020		24,102	22,843
0.611% due 02/15/2017		7,557	7,395
0.640% due 05/13/2016		2,252	2,197
Park Place Securities, Inc.
0.636% due 09/25/2035		150	112
0.706% due 01/25/2036		5,000	4,708
0.866% due 12/25/2034		4,994	4,712
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		8,572	8,567
Popular ABS Mortgage Pass-Through Trust
0.466% due 07/25/2035		1,547	1,170
5.680% due 01/25/2036		255	228
Prima Capital CRE Securitization Ltd.
5.417% due 12/25/2048		33,709	32,970
Primus CLO Ltd.
0.510% due 07/15/2021		10,039	9,260
Quest Trust
2.436% due 05/25/2033		1,243	1,200
Renaissance Home Equity Loan Trust
0.626% due 08/25/2033		2,612	2,413
0.686% due 12/25/2033		195	165
Residential Asset Mortgage Products, Inc.
0.306% due 05/25/2037		1,939	1,884
0.376% due 09/25/2045		956	793
0.456% due 05/25/2036		111	71
0.536% due 02/25/2046		1,156	749
0.536% due 11/25/2046		1,426	895
0.566% due 10/25/2046		5,719	3,597
1.386% due 09/25/2047		3,483	2,855
4.790% due 06/25/2033		173	177
4.828% due 12/25/2033		719	705
5.340% due 08/25/2033		944	943
5.800% due 10/25/2033		255	174
Residential Asset Securities Corp.
1.011% due 02/25/2034		6,299	4,897
6.084% due 06/25/2032		347	295
6.349% due 03/25/2032		312	287
Residential Funding Mortgage Securities II, Inc.
0.316% due 05/25/2036		2,644	2,018
Salomon Brothers Mortgage Securities VII, Inc.
0.741% due 10/25/2028		78	76
Saxon Asset Securities Trust
0.686% due 03/25/2032		1,007	826
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		664	212
0.516% due 10/25/2035		157	138
Silver Birch CLO BV
1.606% due 02/10/2020	EUR	1,504	2,106
SLC Student Loan Trust
4.750% due 06/15/2033		$1,977	2,003
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	13,579	18,729
1.741% due 09/15/2021		7,485	10,622
2.107% due 08/15/2016		$3,416	3,417
2.837% due 12/16/2019		4,900	5,015
3.437% due 05/16/2044		7,632	8,040
6.187% due 07/15/2042 (i)		20,747	19,754
Soundview Home Equity Loan Trust
0.316% due 07/25/2037		160	94
0.366% due 05/25/2036		739	612
0.986% due 10/25/2037		44	44
Specialty Underwriting & Residential Finance
0.436% due 09/25/2036		251	241
Stony Hill CDO III Ltd.
0.742% due 10/15/2013		1,654	1,601
Structured Asset Investment Loan Trust
0.886% due 04/25/2033		952	809
Structured Asset Securities Corp.
0.336% due 05/25/2037		2,224	2,102
0.476% due 01/25/2033		253	228
1.536% due 04/25/2033		999	898
1.694% due 04/25/2035		1,507	1,214
3.450% due 02/25/2032		1,313	1,229
4.910% due 06/25/2033		249	246
TIAA Real Estate CDO Ltd.
0.708% due 05/22/2017		4,953	4,807
Vanderbilt Mortgage Finance
6.750% due 03/07/2029		380	382
Veer Loan Opportunities Fund Ltd.
1.675% due 07/19/2017		855	849
Velocity CLO Ltd.
0.608% due 08/22/2016		1,309	1,282
Venture CDO Ltd.
0.504% due 01/20/2022		10,000	9,340
Vista Leveraged Income Fund
0.576% due 01/26/2012		8,276	8,194
WaMu Asset-Backed Certificates
0.296% due 04/25/2037		711	510
Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		536	382
0.366% due 10/25/2036		23,000	7,107

Total Asset-Backed Securities (Cost $897,714)			901,433

SOVEREIGN ISSUES 0.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	7,087
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,000	2,775
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,933

Total Sovereign Issues (Cost $20,888)			21,795

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.1%
Bank of America Corp.
7.250% due 12/31/2049		3,000	3,004
Citigroup, Inc.
7.500% due 12/15/2012		7,000	841
Wells Fargo & Co.
7.500% due 12/31/2049		1,200	1,272

			5,117

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		68,700	3,840

Total Convertible Preferred Securities (Cost $8,218)			8,957

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 07/01/2013		40,000	1,001
GMAC Capital Trust I
8.125% due 02/15/2040		30,000	771
SLM Corp.
5.619% due 01/16/2018		51,000	1,153

Total Preferred Securities (Cost $2,329)			2,925

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS 0.3%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		$2,400	2,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 2.375% due 06/30/2018 valued at $2,452. Repurchase proceeds are $2,400.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		11,000	11,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $11,234. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	539	539
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $550. Repurchase proceeds are $539.)

		13,939

U.S. TREASURY BILLS 0.3%
0.065% due 07/07/2011 - 09/22/2011 (e)(h)(j)	15,374	15,373

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 3.1%
	15,941,271	159,716

Total Short-Term Instruments (Cost $189,027)		189,028

Total Investments 146.2% (Cost $7,430,927)		$7,534,862
Written Options (l) (0.0%) (Premiums $2,471)		(1,861)
Other Assets and Liabilities (Net) (46.2%)		(2,380,098)

Net Assets 100.0%		$5,152,903

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Payment in-kind bond security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $16,469 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $2,497,766 at a weighted average interest rate of 0.427%. On June 30, 2011, securities valued at $1,853,513 were pledged as collateral for reverse repurchase agreements.

(j)	Securities with an aggregate market value of $431 have been pledged as collateral for futures contracts on June 30, 2011. On June 30, 2011, there were no open futures contracts.

(k)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.185%	$1,500	$(244)	$(148)	$(96)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.783%	2,000	(64)	0	(64)

							$(308)	$(148)	$(160)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Biomet, Inc.	JPM	2.500%	03/20/2012	1.294%		$1,000	$10	$13	$(3)
California State General Obligation Bonds, Series 2003	GSC	2.500%	09/20/2011	0.520%		5,000	29	0	29
Charter Communications, Inc.	CITI	2.500%	09/20/2011	1.383%		1,000	4	(4)	8
Ford Motor Co.	UBS	2.390%	03/20/2012	0.356%		1,000	16	0	16
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.789%		2,000	201	0	201
HCA, Inc.	JPM	2.500%	09/20/2011	0.547%		1,000	5	11	(6)
Illinois State General Obligation Bonds, Series 2006	GSC	2.650%	09/20/2011	1.349%		10,000	38	0	38
Intelsat Ltd.	JPM	2.500%	09/20/2011	1.004%		1,000	4	3	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		3,100	25	(32)	57
Japan Government International Bond	CITI	1.000%	03/20/2016	0.832%		700	5	(5)	10
Japan Government International Bond	CITI	1.000%	06/20/2016	0.867%		2,600	17	(1)	18
Japan Government International Bond	GSC	1.000%	03/20/2016	0.832%		18,700	149	(194)	343
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		6,700	45	(2)	47
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		6,300	51	(76)	127
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		7,500	60	(87)	147
Japan Government International Bond	RBS	1.000%	03/20/2016	0.832%		5,200	41	(61)	102
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%		17,900	(218)	(1,188)	970
MetLife, Inc.	DUB	1.000%	03/20/2018	1.679%		10,000	(403)	(568)	165
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	0.532%		2,500	9	0	9
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	0.020%		2,500	13	0	13
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	0.020%		2,500	14	0	14
Oshkosh Corp.	UBS	1.900%	03/20/2012	1.330%		1,000	5	0	5
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%		800	(9)	(25)	16
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%		1,000	(12)	(29)	17
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		800	3	(5)	8
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%		2,000	7	(11)	18
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		400	(5)	(13)	8
SLM Corp.	BOA	5.000%	12/20/2013	1.864%		1,100	85	0	85
SLM Corp.	CITI	5.000%	12/20/2013	1.864%		800	62	69	(7)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	167,000	(382)	(368)	(14)
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2013	14.724%		15,000	(38)	(37)	(1)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		8,000	(14)	(16)	2
TRW Automotive Holdings Corp.	UBS	1.100%	06/20/2012	0.496%		$1,500	9	0	9

							$(174)	$(2,626)	$2,452

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06-2 Index	JPM	0.170%	05/25/2046	$1,630	$(1,346)	$(685)	$(661)
ABX.HE.AA.07-1 Index	CSFB	0.150%	08/25/2037	6,830	(6,387)	(5,430)	(957)
ABX.HE.AA.07-1 Index	JPM	0.150%	08/25/2037	1,863	(1,742)	(1,136)	(606)
ABX.HE.AA.07-2 Index	JPM	1.920%	01/25/2038	1,664	(1,552)	(1,032)	(520)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	10,000	1,231	1,410	(179)
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	25,000	841	(250)	1,091
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	56,000	1,883	(455)	2,338
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	25,000	841	(203)	1,044
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	18,000	319	156	163
CDX.HY-16 5-Year Index	MSC	5.000%	06/20/2016	2,000	35	50	(15)

					$(5,877)	$(7,575)	$1,698

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	118	$36	$(26)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	118	37	(25)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	84	28	(35)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	84	39	(8)

				$140	$(94)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	$19,700	$40	$(31)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	19,700	78	(46)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	4,400	22	(27)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	4,400	27	(9)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	121,500	615	(731)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	121,500	615	(260)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	81,300	422	(489)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	81,300	512	(174)

							$2,331	$(1,767)

(m)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
U.S. Treasury Bonds	2.625%	11/15/2020	$33,000	$31,996	$(31,880)
U.S. Treasury Notes	1.750%	05/31/2016	325,000	327,085	(325,930)
U.S. Treasury Notes	2.125%	02/29/2016	36,000	36,994	(37,104)
U.S. Treasury Notes	3.125%	05/15/2021	20,000	20,244	(20,023)

				$416,319	$(414,937)

(6)	Market value includes $1,028 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	48,000	07/2011	BCLY	$1,101	$0	$1,101
Sell		197,747	07/2011	BCLY	0	(2,290)	(2,290)
Buy		403	07/2011	CITI	0	(10)	(10)
Sell		742	07/2011	CSFB	0	(6)	(6)
Sell		54,690	07/2011	HSBC	0	(601)	(601)
Sell		612	07/2011	JPM	0	(4)	(4)
Buy		11,322	07/2011	RBS	262	(38)	224
Sell		478	07/2011	RBS	0	(4)	(4)
Buy	GBP	5,070	07/2011	RBS	0	(69)	(69)
Sell		60,740	09/2011	BCLY	1,907	0	1,907
Buy		1,636	09/2011	CITI	0	(38)	(38)
Sell		60,740	09/2011	CITI	2,017	0	2,017
Buy		18,000	09/2011	HSBC	0	(305)	(305)
Buy		25,900	09/2011	RBC	132	(356)	(224)
Buy		77	09/2011	UBS	0	(3)	(3)
Sell		59,834	09/2011	UBS	2,300	0	2,300
Sell	JPY	4,032	07/2011	BNP	0	0	0
Sell		725	07/2011	HSBC	0	0	0
Sell		10,175,896	07/2011	JPM	0	(4,926)	(4,926)
Sell		8,459	07/2011	RBC	1	0	1

					$7,720	$(8,650)	$(930)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$185,305	$0	$185,305
Corporate Bonds & Notes
Banking & Finance	0	1,046,275	6,716	1,052,991
Industrials	0	410,439	35,298	445,737
Utilities	0	85,635	1,261	86,896
Convertible Bonds & Notes
Banking & Finance	0	29,459	0	29,459
Industrials	0	5,878	0	5,878
Municipal Bonds & Notes
California	0	32,005	0	32,005
New Jersey	0	6,401	0	6,401
New York	0	7,860	0	7,860
Ohio	0	1,425	0	1,425
Tennessee	0	2,217	0	2,217
U.S. Government Agencies	0	2,058,959	801	2,059,760
U.S. Treasury Obligations	0	49,177	0	49,177
Mortgage-Backed Securities	0	2,320,154	125,459	2,445,613
Asset-Backed Securities	0	749,269	152,164	901,433
Sovereign Issues	0	21,795	0	21,795
Convertible Preferred Securities
Banking & Finance	5,117	0	0	5,117
Utilities	3,840	0	0	3,840
Preferred Securities
Banking & Finance	2,154	771	0	2,925
Short-Term Instruments
Repurchase Agreements	0	13,939	0	13,939
U.S. Treasury Bills	0	15,373	0	15,373
PIMCO Short-Term Floating NAV Portfolio	159,716	0	0	159,716
	$170,827	$7,042,336	$321,699	$7,534,862
Short Sales, at value	$0	$(414,937)	$0	$(414,937)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,119	0	7,119
Foreign Exchange Contracts	0	7,720	0	7,720
	$0	$14,839	$0	$14,839

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,129)	0	(3,129)
Foreign Exchange Contracts	0	(8,650)	0	(8,650)
Interest Rate Contracts	0	(1,861)	0	(1,861)

	$0	$(13,640)	$0	$(13,640)

Totals	$170,827	$6,628,598	$321,699	$7,121,124

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,393	$5,627	$0	$10	$0	$62	$0	$(376)	$6,716	$69
Industrials	25,954	9,706	(368)	8	26	(28)	0	0	35,298	(21)
Utilities	1,255	0	0	0	0	6	0	0	1,261	6
U.S. Government Agencies	0	803	0	0	0	(2)	0	0	801	(2)
Mortgage-Backed Securities	88,884	124,945	(14,845)	46	1,040	(315)	0	(74,296)	125,459	(946)
Asset-Backed Securities	121,824	131,807	(35,634)	318	117	230	0	(66,498)	152,164	(1,103)

	$239,310	$272,888	$(50,847)	$382	$1,183	$(47)	$0	$(141,170)	$321,699	$(1,997)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
AGFS Funding Co.
5.500% due 05/10/2017		$2,300	$2,259
HCA, Inc.
2.746% due 05/02/2016		2,000	1,975

Total Bank Loan Obligations (Cost $4,281)			4,234

CORPORATE BONDS & NOTES 34.4%
BANKING & FINANCE 18.9%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		600	597
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	108
Ally Financial, Inc.
0.000% due 12/01/2012		2,100	1,969
3.646% due 06/20/2014		5,100	4,990
4.500% due 02/11/2014		100	100
6.625% due 05/15/2012		700	717
6.750% due 12/01/2014		625	655
7.500% due 12/31/2013		1,400	1,503
7.500% due 09/15/2020		200	210
American Express Co.
7.000% due 03/19/2018		100	118
American Express Credit Corp.
5.875% due 05/02/2013		100	108
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		100	102
American International Group, Inc.
4.000% due 09/20/2011	EUR	100	146
4.900% due 06/02/2014	CAD	1,500	1,573
5.050% due 10/01/2015		$500	522
5.850% due 01/16/2018		2,200	2,307
6.400% due 12/15/2020		1,900	2,047
ANZ National International Ltd.
6.200% due 07/19/2013		100	109
ASIF I
3.000% due 02/17/2017	EUR	200	239
Banco Santander Brasil S.A.
2.346% due 03/18/2014		$400	402
4.250% due 01/14/2016		300	302
4.500% due 04/06/2015		500	511
Banco Santander Chile
1.875% due 01/19/2016		1,000	960
Bank of America Corp.
5.750% due 12/01/2017		200	213
8.000% due 12/29/2049		800	837
Bank of Nova Scotia
1.650% due 10/29/2015		200	197
Banque PSA Finance
2.146% due 04/04/2014		600	599
Barclays Bank PLC
6.050% due 12/04/2017		100	106
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	204
6.500% due 03/10/2021		200	205
Bear Stearns Cos. LLC
1.656% due 07/27/2012	EUR	100	145
BM&FBovespa S.A.
5.500% due 07/16/2020		$100	104
BNP Paribas S.A.
0.693% due 04/08/2013		100	99
1.190% due 01/10/2014		1,000	993
BPCE S.A.
2.375% due 10/04/2013		100	102
BRFkredit A/S
0.528% due 04/15/2013		900	901
C10 Capital SPV Ltd.
6.722% due 12/29/2049		100	75
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2014		9	9
7.000% due 05/01/2015		116	117
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		37	38
Citigroup Capital XXI
8.300% due 12/21/2077		900	922
Citigroup, Inc.
1.111% due 02/15/2013		200	199
1.733% due 01/13/2014		500	504
2.262% due 08/13/2013		100	102
5.625% due 08/27/2012		100	104
6.000% due 08/15/2017		200	219
8.500% due 05/22/2019		100	124
Countrywide Financial Corp.
5.800% due 06/07/2012		200	209
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		1,600	1,602
Credit Suisse
2.200% due 01/14/2014		300	304
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		200	200
Deutsche Bank AG
2.210% due 09/22/2015	EUR	200	274
Dexia Credit Local
2.000% due 03/05/2013		$2,400	2,415
Dexia Credit Local S.A.
0.896% due 09/23/2011		200	200
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		500	501
7.000% due 10/01/2013		700	750
7.250% due 10/25/2011		500	508
7.500% due 08/01/2012		700	733
7.800% due 06/01/2012		600	628
12.000% due 05/15/2015		600	744
Goldman Sachs Group, Inc.
1.268% due 02/07/2014		3,100	3,077
1.711% due 01/30/2017	EUR	400	543
6.750% due 10/01/2037		$1,200	1,204
HSBC Bank PLC
2.000% due 01/19/2014		200	201
HSBC Holdings PLC
5.100% due 04/05/2021		3,100	3,181
6.500% due 05/02/2036		200	206
ING Bank NV
1.652% due 06/09/2014		400	402
2.500% due 01/14/2016		100	98
2.625% due 02/09/2012		300	304
International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,933
6.625% due 11/15/2013		1,300	1,352
6.750% due 09/01/2016		100	107
Intesa Sanpaolo SpA
2.658% due 02/24/2014		500	499
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	298
JPMorgan Chase & Co.
0.997% due 05/02/2014		4,200	4,205
6.000% due 01/15/2018		100	111
7.900% due 04/29/2049		900	970
JPMorgan Chase Capital XXI
1.223% due 01/15/2087		300	241
KeyBank N.A.
1.559% due 11/21/2011	EUR	100	144
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$500	135
Lloyds TSB Bank PLC
2.624% due 01/24/2014		900	913
4.875% due 01/21/2016		100	102
5.800% due 01/13/2020		300	301
12.000% due 12/29/2049		300	327
Macquarie Bank Ltd.
6.625% due 04/07/2021		3,800	3,828
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	443
MetLife Institutional Funding II
1.201% due 04/04/2014		800	802
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Morgan Stanley
1.752% due 01/16/2017	EUR	1,900	2,561
2.761% due 05/14/2013		$500	514
National Australia Bank Ltd.
1.010% due 04/11/2014		2,400	2,399
Nordea Bank AB
2.125% due 01/14/2014		100	101
4.875% due 01/27/2020		300	311
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		900	900
Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	528
Pricoa Global Funding I
0.373% due 01/30/2012		100	100
0.446% due 09/27/2013		100	99
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111
Qatari Diar Finance QSC
3.500% due 07/21/2015		100	103
5.000% due 07/21/2020		100	103
RCI Banque S.A.
2.155% due 04/11/2014		1,600	1,604
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		800	815
6.990% due 10/29/2049 (a)		200	181
SLM Corp.
0.574% due 01/27/2014		200	190
5.000% due 10/01/2013		2,900	3,017
6.250% due 01/25/2016		100	104
Springleaf Finance Corp.
6.900% due 12/15/2017		200	184
SSIF Nevada LP
0.981% due 04/14/2014		3,900	3,903
State Bank of India
4.500% due 07/27/2015		1,000	1,027
Stone Street Trust
5.902% due 12/15/2015		300	315
UBS AG
2.250% due 08/12/2013		3,100	3,154
5.875% due 12/20/2017		100	110
UBS Preferred Funding Trust V
6.243% due 05/29/2049		700	693
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		1,100	1,176
Wells Fargo & Co.
7.980% due 03/29/2049		700	760
Westpac Banking Corp.
0.976% due 03/31/2014		1,000	1,002

			88,707

INDUSTRIALS 11.1%
Alcoa, Inc.
6.150% due 08/15/2020	300	318
Altria Group, Inc.
9.700% due 11/10/2018	100	132
Amgen, Inc.
6.900% due 06/01/2038	400	475
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014	1,600	1,607
Asciano Finance Ltd.
5.000% due 04/07/2018	2,500	2,568
AstraZeneca PLC
5.900% due 09/15/2017	100	117
BMW Finance NV
5.250% due 05/21/2012	200	208
Braskem Finance Ltd.
5.750% due 04/15/2021	300	303
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	343
Continental Airlines, Inc.
6.750% due 09/15/2015	900	909
Cox Communications, Inc.
7.125% due 10/01/2012	2,000	2,145
CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,174
Daimler Finance North America LLC
5.750% due 09/08/2011	1,000	1,009
Dell, Inc.
4.700% due 04/15/2013	200	213
Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,423
Dow Chemical Co.
4.850% due 08/15/2012	300	313
6.000% due 10/01/2012	1,800	1,909
Ecopetrol S.A.
7.625% due 07/23/2019	400	481
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,080
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	400	438
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	210
9.250% due 04/23/2019	200	251
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,200	1,338
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,000	1,021
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	675
HCA, Inc.
7.875% due 02/15/2020	400	436
8.500% due 04/15/2019	800	888
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	107
7.625% due 04/09/2019	1,000	1,190
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	731
International Business Machines Corp.
5.700% due 09/14/2017	400	465
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	335
Kraft Foods, Inc.
6.125% due 02/01/2018	100	115
Lyondell Chemical Co.
8.000% due 11/01/2017	403	449
MeadWestvaco Corp.
6.850% due 04/01/2012	2,000	2,073
Noble Group Ltd.
6.750% due 01/29/2020	2,600	2,735
Novatek Finance Ltd.
5.326% due 02/03/2016	200	207
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	900	954
Oracle Corp.
4.950% due 04/15/2013	300	322
5.750% due 04/15/2018	200	229
Pernod-Ricard S.A.
5.750% due 04/07/2021	800	839
Petrobras International Finance Co.
7.875% due 03/15/2019	600	729
Petroleos Mexicanos
5.500% due 01/21/2021	300	316
Philip Morris International, Inc.
6.375% due 05/16/2038	100	114
Plains All American Pipeline LP
4.250% due 09/01/2012	1,700	1,758
PPG Industries, Inc.
1.900% due 01/15/2016	300	292
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	2,300	2,151
Rohm and Haas Co.
6.000% due 09/15/2017	100	114
RZD Capital Ltd.
5.739% due 04/03/2017	300	320
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,803
Time Warner, Inc.
6.100% due 07/15/2040	600	612
Union Pacific Corp.
4.163% due 07/15/2022	175	173
UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	106
UST LLC
6.625% due 07/15/2012	2,000	2,114
Vale Overseas Ltd.
6.875% due 11/10/2039	400	437
Vivendi S.A.
5.750% due 04/04/2013	300	322
Volkswagen International Finance NV
0.757% due 10/01/2012	1,200	1,204
WM Wrigley Jr. Co.
3.050% due 06/28/2013	2,000	2,045

		52,345

UTILITIES 4.4%
AT&T, Inc.
6.300% due 01/15/2038	200	212
6.700% due 11/15/2013	2,000	2,244
BellSouth Corp.
4.463% due 04/26/2021	5,700	5,869
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	455
Commonwealth Edison Co.
6.150% due 03/15/2012	1,500	1,558
Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,736
Enel Finance International NV
6.800% due 09/15/2037	300	295
Majapahit Holding BV
7.750% due 01/20/2020	200	235
NGPL PipeCo LLC
6.514% due 12/15/2012	100	105
NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,575
Qwest Corp.
8.875% due 03/15/2012	1,500	1,581
Telecom Italia Capital S.A.
0.886% due 07/18/2011	2,400	2,400
TNK-BP Finance S.A.
6.625% due 03/20/2017	800	869
7.250% due 02/02/2020	100	111
Verizon Communications, Inc.
0.856% due 03/28/2014	900	909
5.250% due 04/15/2013	100	107
Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	308

		20,569

Total Corporate Bonds & Notes (Cost $158,392)		161,621

MUNICIPAL BONDS & NOTES 2.4%
ARIZONA 0.2%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,039

CALIFORNIA 1.1%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	108
6.918% due 04/01/2040	900	981
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	113
7.550% due 04/01/2039	100	115
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	436
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	107
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	1,890
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	996
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	203

		4,949

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,647
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	213
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	104

		1,964

NEBRASKA 0.0%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	103

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013		200	200
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		1,000	1,164

			1,364

NEW YORK 0.3%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031		1,100	1,168
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036		100	106

			1,274

NORTH CAROLINA 0.0%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039		100	106

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047		100	80

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041		400	424

WASHINGTON 0.0%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020		200	142

Total Municipal Bonds & Notes (Cost $10,554)			11,445

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.536% due 07/25/2037		275	275
0.566% due 07/25/2037		296	297
0.586% due 09/25/2035		222	222
0.596% due 09/25/2035		380	380
0.906% due 06/25/2037		468	473
0.916% due 06/25/2040		2,100	2,126
0.926% due 03/25/2040		480	486
4.500% due 05/01/2023 - 05/01/2041		1,859	1,948
5.000% due 02/25/2017		2	2
5.500% due 02/01/2018 - 10/01/2036		1,423	1,554
6.000% due 03/01/2038 - 10/01/2038		711	781
6.500% due 10/01/2035		109	124
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037		1,663	1,663
Freddie Mac
0.887% due 08/15/2037		405	409
0.897% due 10/15/2037		101	101
0.907% due 05/15/2037 - 09/15/2037		472	476
4.500% due 11/01/2040		974	1,008
5.500% due 07/01/2038 - 07/01/2041		1,189	1,285
Ginnie Mae
6.000% due 08/15/2037		656	743
Small Business Administration
4.430% due 05/01/2029		249	266
5.290% due 12/01/2027		66	72
5.490% due 03/01/2028		510	555
6.220% due 12/01/2028		78	87

Total U.S. Government Agencies (Cost $14,958)			15,333

U.S. TREASURY OBLIGATIONS 14.4%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		644	674
2.000% due 01/15/2026		113	124
2.375% due 01/15/2025 (e)(g)		1,074	1,235
2.375% due 01/15/2027 (e)(g)		1,227	1,399
2.500% due 01/15/2029 (g)		4,608	5,360
3.875% due 04/15/2029 (g)		1,504	2,063
U.S. Treasury Notes
0.750% due 06/15/2014 (e)		57,000	56,924

Total U.S. Treasury Obligations (Cost $67,847)			67,779

MORTGAGE-BACKED SECURITIES 8.2%
Arran Residential Mortgages Funding PLC
2.624% due 11/19/2047	EUR	4,300	6,239
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		$1,269	1,281
5.802% due 06/10/2049		600	646
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		196	155
Countrywide Alternative Loan Trust
0.346% due 02/25/2047		167	104
0.366% due 05/25/2047		1,156	633
1.278% due 02/25/2036		102	68
Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		119	99
3.094% due 11/25/2034		73	62
Eclipse Ltd.
0.989% due 01/25/2020	GBP	1,783	2,425
European Loan Conduit
1.570% due 05/15/2019	EUR	2,417	3,179
Extended Stay America Trust
2.950% due 11/05/2027		$791	787
Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		1,799	1,783
Granite Master Issuer PLC
0.446% due 12/20/2054		833	790
1.399% due 12/20/2054	EUR	1,913	2,632
1.569% due 12/20/2054		708	975
Granite Mortgages PLC
1.015% due 09/20/2044	GBP	216	333
1.199% due 01/20/2044		48	74
1.718% due 01/20/2044	EUR	48	66
Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)		$11	10
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		116	115
2.716% due 02/10/2021		1,600	1,619
8.059% due 07/13/2030		2,600	2,935
GSR Mortgage Loan Trust
2.794% due 09/25/2035		1,490	1,438
5.163% due 11/25/2035		46	44
6.000% due 03/25/2037		43	40
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	639
5.420% due 01/15/2049		300	322
JPMorgan Mortgage Trust
2.938% due 08/25/2034		705	637
5.015% due 02/25/2035		25	25
5.750% due 01/25/2036		42	39
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		27	20
5.266% due 09/25/2035		1,047	925
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		49	42
Morgan Stanley Capital I
0.247% due 10/15/2020		22	21
5.439% due 02/12/2044		1,100	1,155
5.450% due 10/28/2033		344	354
5.610% due 04/15/2049		436	448
5.809% due 12/12/2049		500	549
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		84	76
OBP Depositor LLC Trust
4.646% due 07/15/2045		500	519
Residential Accredit Loans, Inc.
1.638% due 09/25/2045		173	104
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037		97	56
0.436% due 07/19/2035		45	42
Titan Europe PLC
1.099% due 10/23/2016	GBP	1,660	2,318
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		$141	128
WaMu Mortgage Pass-Through Certificates
1.008% due 01/25/2047		59	37
1.278% due 02/25/2046		333	252
1.478% due 11/25/2042		238	205
Wells Fargo Mortgage-Backed Securities Trust
2.760% due 11/25/2034		999	971
4.909% due 01/25/2035		56	54

Total Mortgage-Backed Securities (Cost $38,681)			38,470

ASSET-BACKED SECURITIES 4.4%
Bear Stearns Asset-Backed Securities Trust
0.276% due 06/25/2047		20	19
BNC Mortgage Loan Trust
0.286% due 05/25/2037		72	62
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		405	401
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	1,600	2,319
Citibank Omni Master Trust
2.287% due 05/16/2016		$1,000	1,012
2.937% due 08/15/2018		1,800	1,894
Citigroup Mortgage Loan Trust, Inc.
0.296% due 08/25/2036		99	91
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		77	76
0.236% due 06/25/2047		15	15
0.256% due 06/25/2047		2	2
0.266% due 10/25/2047		34	33
Driver One GmbH
2.202% due 09/21/2014	EUR	654	949
Duane Street CLO
0.518% due 11/08/2017		$3,396	3,276
GSAMP Trust
0.256% due 12/25/2036		43	29

Hillmark Funding
0.508% due 05/21/2021		900	839
HSBC Home Equity Loan Trust
1.126% due 11/20/2036		2,200	2,167
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		47	46
ING Investment Management
0.524% due 12/01/2017		876	850
MASTR Asset-Backed Securities Trust
0.236% due 01/25/2037		41	11
Morgan Stanley ABS Capital I
0.226% due 01/25/2037		8	8
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		857	857
Residential Asset Securities Corp.
0.256% due 02/25/2037		6	6
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037		67	64
SLC Student Loan Trust
4.750% due 06/15/2033		1,805	1,829
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	1,468	2,025
3.437% due 05/16/2044		$465	490
3.500% due 08/17/2043		559	560
4.500% due 11/16/2043		95	92
6.187% due 07/15/2042		395	376
Soundview Home Equity Loan Trust
0.266% due 06/25/2037		49	41
Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		40	36

Total Asset-Backed Securities (Cost $20,480)			20,475

SOVEREIGN ISSUES 3.6%
Canada Government Bond
1.500% due 12/01/2012	CAD	300	311
1.750% due 03/01/2013		300	312
2.000% due 08/01/2013		400	418
2.000% due 12/01/2014		600	623
2.500% due 09/01/2013		500	528
Canada Housing Trust No. 1
2.750% due 12/15/2015		100	105
Export-Import Bank of Korea
4.000% due 01/29/2021		$500	462
5.125% due 06/29/2020		100	102
8.125% due 01/21/2014		800	918
Indonesia Government International Bond
7.500% due 01/15/2016		500	589
Korea Development Bank
4.375% due 08/10/2015		200	210
Korea Finance Corp.
3.250% due 09/20/2016		100	99
Mexico Government International Bond
6.000% due 06/18/2015	MXN	16,400	1,403
Province of Ontario Canada
1.375% due 01/27/2014		$400	403
4.200% due 06/02/2020	CAD	6,500	6,990
Russia Government International Bond
7.500% due 03/31/2030		$1,211	1,431
Turkey Government International Bond
7.000% due 09/26/2016		1,200	1,383
7.500% due 07/14/2017		700	826

Total Sovereign Issues (Cost $16,631)			17,113

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		600	636

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	5

Total Convertible Preferred Securities (Cost $581)			641

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.3%
CERTIFICATES OF DEPOSIT 1.3%
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		$2,000	2,000
Itau Unibanco S.A.
0.000% due 07/11/2011		1,700	1,699
0.000% due 09/12/2011		700	698
0.000% due 12/12/2011		700	696
0.000% due 02/06/2012		1,100	1,091

			6,184

COMMERCIAL PAPER 0.8%
Kells Funding LLC
0.290% due 01/10/2012		2,000	1,996
Vodafone Group PLC
0.880% due 01/19/2012		1,600	1,596

			3,592

REPURCHASE AGREEMENTS 11.2%
Barclays Capital, Inc.
0.010% due 07/01/2011		50,000	50,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020 valued at $50,778. Repurchase proceeds are $50,001.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $2,043. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		617	617
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $630. Repurchase proceeds are $617.)

			52,617

SHORT-TERM NOTES 0.8%
Banco Santander Brasil S.A.
0.020% due 07/13/2011		1,600	1,599
2.596% due 12/28/2011		1,000	992
Pacific Gas & Electric Co.
0.870% due 10/11/2011		1,200	1,200

			3,791

U.S. TREASURY BILLS 1.9%
0.036% due 08/18/2011 - 10/13/2011 (b)(e)(g)		9,047	9,047

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 22.3%
		10,447,312	104,672

Total Short-Term Instruments (Cost $179,901)			179,903

PURCHASED OPTIONS (i) 0.0%
(Cost $26)			34

Total Investments 110.0% (Cost $512,332)			$517,048
Written Options (j) (0.2%) (Premiums $1,119)			(803)
Other Assets and Liabilities (Net) (9.8%)			(46,314)

Net Assets 100.0%			$469,931

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $5,672 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $50,063 at a weighted average interest rate of -0.100%. On June 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $2,835 and cash of $23 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	154	$63
90-Day Eurodollar December Futures	Long	12/2012	83	(31)
90-Day Eurodollar December Futures	Long	12/2013	100	(32)
90-Day Eurodollar June Futures	Long	06/2012	574	540
90-Day Eurodollar June Futures	Long	06/2013	36	(24)
90-Day Eurodollar June Futures	Long	06/2014	93	(29)
90-Day Eurodollar March Futures	Long	03/2012	2,609	1,980
90-Day Eurodollar March Futures	Long	03/2013	122	(53)
90-Day Eurodollar March Futures	Long	03/2014	113	(38)
90-Day Eurodollar September Futures	Long	09/2011	100	15
90-Day Eurodollar September Futures	Long	09/2012	200	16
90-Day Eurodollar September Futures	Long	09/2013	117	(39)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	197	95
U.S. Treasury 10-Year Note September Futures	Short	09/2011	7	(9)

				$2,454

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	$1,000	$2	$(8)	$10
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.006%	1,300	1	(7)	8
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%	2,000	(7)	(6)	(1)
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.510%	700	(29)	(31)	2
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%	200	0	(3)	3
Brazil Government International Bond	CSFB	1.000%	06/20/2016	1.077%	1,900	(6)	(3)	(3)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	400	1	(11)	12
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.006%	2,500	0	(14)	14
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%	1,700	18	21	(3)
China Government International Bond	BCLY	1.000%	06/20/2016	0.813%	3,500	32	45	(13)
France Government Bond	GSC	0.250%	12/20/2015	0.700%	300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.700%	700	(14)	(14)	0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.525%	500	1	0	1
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%	400	(3)	(8)	5
General Electric Capital Corp.	GSC	1.000%	03/20/2016	1.252%	1,700	(19)	(29)	10
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%	700	(11)	(12)	1
Indonesia Government International Bond	BNP	1.000%	06/20/2021	1.820%	400	(27)	(28)	1
Indonesia Government International Bond	CITI	1.000%	06/20/2016	1.329%	100	(2)	(2)	0
Indonesia Government International Bond	CITI	1.000%	06/20/2021	1.820%	100	(6)	(7)	1

Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%	300	(20)	(20)	0
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%	300	(4)	(5)	1
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.329%	100	(2)	(2)	0
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.389%	100	1	0	1
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%	400	(27)	(28)	1
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%	500	(8)	(24)	16
MetLife, Inc.	CITI	1.000%	12/20/2015	1.376%	400	(6)	(14)	8
MetLife, Inc.	DUB	1.000%	03/20/2018	1.679%	700	(28)	(40)	12
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%	800	(9)	(51)	42
MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%	1,100	(13)	(65)	52
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%	1,000	2	(8)	10
Mexico Government International Bond	CITI	1.000%	06/20/2016	1.042%	3,300	(5)	0	(5)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%	2,100	(4)	5	(9)
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%	200	1	(2)	3
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.256%	300	(4)	(9)	5
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%	800	(23)	(31)	8
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%	200	(6)	(8)	2
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%	1,000	(32)	(20)	(12)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	100	(6)	(6)	0
Turkey Government International Bond	CITI	1.000%	12/20/2015	1.610%	2,700	(69)	(34)	(35)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%	200	3	3	0
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%	200	4	2	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%	1,200	25	28	(3)
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.478%	200	4	2	2
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	100	2	2	0
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%	300	7	2	5

						$(292)	$(446)	$154

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$1,400	$161	$180	$(19)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	600	69	74	(5)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	300	37	40	(3)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	1,100	135	139	(4)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	24	23	1
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	1,500	184	186	(2)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	13	13	0
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	2,500	45	69	(24)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	386	4	0	4
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	193	2	0	2
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	5,800	24	0	24

					$699	$724	$(25)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	400	$(4)	$(7)	$3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	5	1	4
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		500	3	1	2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		900	5	1	4
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,800	17	8	9
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,600	10	(1)	11
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		500	4	2	2
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	7	0	7
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	13	(3)	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		100	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,200	5	1	4
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,500	10	8	2
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		400	2	2	0
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		200	0	(1)	1
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		100	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	4	6	(2)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	2	0	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,100	11	3	8
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,400	11	8	3
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		300	3	1	2
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,000	(5)	0	(5)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		400	1	2	(1)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		400	6	3	3
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$600	(13)	1	(14)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		1,600	(35)	(10)	(25)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		200	(4)	1	(5)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		400	(8)	1	(9)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		200	(7)	4	(11)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		1,300	(43)	34	(77)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		19,400	(648)	36	(684)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		13,500	(451)	58	(509)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		9,700	(324)	5	(329)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		19,800	(661)	24	(685)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		500	(16)	10	(26)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	(4)	4	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		3,300	(111)	80	(191)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		4,400	(147)	109	(256)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		7,800	(261)	37	(298)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		100	3	1	2
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	38,900	-12	-78	66
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,200	1	0	1
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		4,000	15	0	15
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		1,700	6	0	6
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	27	0	27

							$(2,562)	$357	$(2,919)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,783,381	3-Month USD-LIBOR plus a specified spread	$108,040	08/15/2011	BOA	$1,086
Receive	iShares MSCI EAFE Index	1,313,517	3-Month USD-LIBOR plus a specified spread	83,356	07/29/2011	JPM	(2,898)
Receive	iShares MSCI EAFE Index	4,634,797	3-Month USD-LIBOR plus a specified spread	278,577	09/30/2011	JPM	3,657

							$1,845

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$6,500	$26	$34

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	94	$29	$(21)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	94	30	(20)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	33	27	(25)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	63	39	(4)

				$125	$(70)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$3,000	$6	$(2)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	3,500	20	(21)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	13,000	26	(7)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,500	21	(16)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	13	(8)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	(1)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	8	(7)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	(3)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,900	55	(36)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,100	19	(8)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	25	(10)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,800	20	(7)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,200	13	(5)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	36	(13)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,800	25	(11)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	14,800	34	(28)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	14,800	68	(55)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	3,000	16	(10)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	3,000	19	(10)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	8,600	77	(64)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	8,600	119	(110)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	4,700	26	(16)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	4,700	26	(15)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,500	31	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	8,400	58	(51)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	8,400	95	(74)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	2	0

							$863	$(588)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,500	$8	$(10)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,400	7	(9)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	4,800	53	(78)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	2,200	24	(36)

					$92	$(133)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(3)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	2,700	24	(8)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	300	4	(1)

						$39	$(12)

(k)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2041	$100	$104	$(104)
Fannie Mae	5.500%	08/01/2041	1,000	1,082	(1,079)

				$1,186	$(1,183)

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	492	07/2011	DUB	$13	$0	$13
Sell	BRL	10,707	08/2011	BCLY	0	(119)	(119)
Buy		10,707	08/2011	UBS	192	0	192
Buy		10,707	09/2011	BCLY	117	0	117
Sell	CAD	293	09/2011	BNP	0	(5)	(5)
Sell		292	09/2011	CITI	0	(7)	(7)
Buy		1,038	09/2011	DUB	21	0	21
Buy		424	09/2011	RBC	9	0	9
Sell		492	09/2011	RBC	0	(12)	(12)
Sell		195	09/2011	RBS	0	(2)	(2)
Buy	CNY	3,956	11/2011	JPM	4	0	4
Buy		3,789	02/2012	BCLY	0	(2)	(2)
Buy		1,280	06/2012	HSBC	0	0	0
Buy		640	06/2012	JPM	0	0	0
Buy		6,944	02/2013	CITI	0	(2)	(2)
Buy		3,155	02/2013	GSC	0	(1)	(1)
Sell	EUR	115	07/2011	BCLY	0	(4)	(4)
Sell		300	07/2011	BNP	0	(10)	(10)
Buy		201	07/2011	CITI	6	0	6
Sell		2,021	07/2011	CITI	15	(8)	7
Buy		647	07/2011	CSFB	13	0	13
Sell		6,578	07/2011	CSFB	0	(56)	(56)
Sell		4,486	07/2011	JPM	0	(34)	(34)
Sell		5,996	07/2011	RBS	0	(50)	(50)
Sell	GBP	1,090	09/2011	BCLY	34	0	34
Sell		1,090	09/2011	CITI	36	0	36
Sell		1,073	09/2011	UBS	41	0	41
Buy	IDR	522,728	07/2011	BCLY	5	0	5
Buy		534,700	07/2011	CITI	6	0	6
Buy		785,300	07/2011	HSBC	8	0	8
Sell		10,936,904	07/2011	HSBC	0	(10)	(10)
Buy		9,094,175	07/2011	JPM	29	0	29
Buy		7,536,720	01/2012	BOA	28	0	28
Buy		10,936,904	07/2012	HSBC	12	0	12
Buy	INR	32,212	08/2011	HSBC	10	0	10
Buy		32,052	08/2011	MSC	35	0	35
Sell	JPY	55,492	07/2011	BCLY	0	(26)	(26)
Buy		34,017	07/2011	CITI	21	0	21
Buy		94,981	07/2011	JPM	46	0	46
Sell		240,000	08/2011	BNP	0	(43)	(43)
Sell		510,000	08/2011	DUB	0	(19)	(19)
Sell		530,000	08/2011	JPM	0	(113)	(113)
Buy		1,449,711	08/2011	RBS	163	0	163
Sell		170,000	08/2011	UBS	0	(23)	(23)
Buy	KRW	56,350	08/2011	CITI	3	0	3
Buy		56,365	08/2011	GSC	3	0	3
Buy		3,589,477	08/2011	JPM	85	0	85
Buy	MXN	647	07/2011	DUB	3	0	3

Buy		36,184	07/2011	HSBC	167	0	167
Sell		36,831	07/2011	MSC	18	0	18
Buy		10,743	11/2011	HSBC	6	0	6
Buy		40,413	11/2011	MSC	2	(14)	(12)
Buy		4,775	11/2011	UBS	3	0	3
Buy	MYR	278	08/2011	BCLY	3	0	3
Buy		50	08/2011	CITI	0	0	0
Buy	PHP	13,154	11/2011	CITI	3	(1)	2
Buy		8,784	11/2011	GSC	2	0	2
Buy		13,130	11/2011	JPM	3	(1)	2
Buy		30,724	03/2012	CITI	0	0	0
Buy		8,853	03/2012	HSBC	0	0	0
Buy		4,195	03/2012	MSC	0	0	0
Buy	RUB	2,897	07/2011	BCLY	2	0	2
Sell		2,897	07/2011	BCLY	0	0	0
Buy		2,897	07/2011	CITI	0	0	0
Sell		2,897	07/2011	CITI	2	0	2
Buy	SGD	251	09/2011	BCLY	8	0	8
Buy		200	09/2011	CITI	7	0	7
Buy		1,800	09/2011	DUB	4	0	4
Buy		1,000	09/2011	GSC	2	0	2
Buy		1,177	09/2011	JPM	5	0	5
Buy		1,100	09/2011	RBS	13	0	13
Buy		700	09/2011	UBS	0	0	0
Buy	TRY	1,972	07/2011	HSBC	0	(45)	(45)
Sell		2,436	07/2011	HSBC	0	(19)	(19)
Buy		463	07/2011	JPM	0	(16)	(16)
Buy		2,436	10/2011	HSBC	19	0	19
Buy	TWD	3,076	01/2012	BCLY	1	0	1
Sell	ZAR	6,007	07/2011	HSBC	0	(20)	(20)
Buy		1,823	07/2011	JPM	2	0	2
Buy		4,184	07/2011	MSC	4	0	4
Buy		760	09/2011	BCLY	11	0	11
Buy		6,007	10/2011	HSBC	20	0	20

					$1,265	$(662)	$603

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,234	$0	$4,234
Corporate Bonds & Notes
Banking & Finance	0	88,707	0	88,707
Industrials	0	52,345	0	52,345
Utilities	0	20,569	0	20,569
Municipal Bonds & Notes
Arizona	0	1,039	0	1,039
California	0	4,949	0	4,949
Illinois	0	1,964	0	1,964
Nebraska	0	103	0	103
New Jersey	0	1,364	0	1,364
New York	0	1,274	0	1,274
North Carolina	0	106	0	106
Ohio	0	80	0	80
Texas	0	424	0	424
Washington	0	142	0	142
U.S. Government Agencies	0	13,670	1,663	15,333
U.S. Treasury Obligations	0	67,779	0	67,779
Mortgage-Backed Securities	0	36,851	1,619	38,470
Asset-Backed Securities	0	18,786	1,689	20,475
Sovereign Issues	0	17,113	0	17,113
Convertible Preferred Securities
Banking & Finance	636	0	0	636
Industrials	0	5	0	5
Short-Term Instruments
Certificates of Deposit	0	6,184	0	6,184
Commercial Paper	0	3,592	0	3,592
Repurchase Agreements	0	52,617	0	52,617
Short-Term Notes	0	3,791	0	3,791
U.S. Treasury Bills	0	9,047	0	9,047
PIMCO Short-Term Floating NAV Portfolio	104,672	0	0	104,672
Purchased Options
Interest Rate Contracts	0	34	0	34
	$105,308	$406,769	$4,971	$517,048
Short Sales, at value	$0	$(1,183)	$0	$(1,183)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	270	0	270
Equity Contracts	0	4,743	0	4,743
Foreign Exchange Contracts	0	1,265	0	1,265
Interest Rate Contracts	2,709	218	0	2,927
	$2,709	$6,496	$0	$9,205

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(141)	0	(141)
Equity Contracts	0	(2,898)	0	(2,898)
Foreign Exchange Contracts	0	(662)	0	(662)
Interest Rate Contracts	(255)	(3,795)	(145)	(4,195)

	$(255)	$(7,496)	$(145)	$(7,896)

Totals	$107,762	$404,586	$4,826	$517,174

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$900	$0	$0	$0	$0	$0	$0	$(900)	$0	$0
U.S. Government Agencies	1,822	0	(159)	0	0	0	0	0	1,663	0
Mortgage-Backed Securities	0	1,596	0	0	0	23	0	0	1,619	23
Asset-Backed Securities	5,095	1,026	(321)	19	5	(3)	0	(4,132)	1,689	(15)

	$7,817	$2,622	$(480)	$19	$5	$20	$0	$(5,032)	$4,971	$8
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(172)	$0	$0	$0	$0	$27	$0	$0	$(145)	$27

Totals	$7,645	$2,622	$(480)	$19	$5	$47	$0	$(5,032)	$4,826	$35

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
2.246% due 12/31/2012		$317	$317

Total Bank Loan Obligations (Cost $317)			317

CORPORATE BONDS & NOTES 38.6%
BANKING & FINANCE 25.6%
Ally Financial, Inc.
3.646% due 06/20/2014		400	391
American International Group, Inc.
4.950% due 03/20/2012		300	306
5.850% due 01/16/2018		750	787
Bank of America Corp.
5.650% due 05/01/2018		400	422
Banque PSA Finance
2.146% due 04/04/2014		500	499
Barclays Bank PLC
1.323% due 01/13/2014		500	502
6.050% due 12/04/2017		1,600	1,695
7.434% due 09/29/2049		600	616
10.179% due 06/12/2021		1,040	1,310
Cie de Financement Foncier
2.500% due 09/16/2015		3,600	3,568
Citigroup, Inc.
2.262% due 08/13/2013		1,200	1,223
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	1,000	1,521
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		$900	943
7.800% due 06/01/2012		900	941
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	159
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		$400	378
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,267
International Lease Finance Corp.
7.125% due 09/01/2018		3,500	3,763
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	3
6.875% due 05/02/2018 (a)		200	55
Lloyds TSB Bank PLC
12.000% due 12/29/2049		2,400	2,612
Merrill Lynch & Co., Inc.
0.738% due 01/15/2015		3,900	3,731
6.050% due 08/15/2012		400	421
Morgan Stanley
1.253% due 04/29/2013		1,900	1,898
National Australia Bank Ltd.
1.010% due 04/11/2014		2,200	2,199
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	215
Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		3,100	3,105
7.640% due 03/29/2049 (a)		1,900	1,487
SSIF Nevada LP
0.981% due 04/14/2014		2,200	2,202
UBS AG
5.875% due 12/20/2017		2,600	2,854

			42,073

INDUSTRIALS 11.7%
ALROSA Finance S.A.
7.750% due 11/03/2020		1,475	1,608
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		800	840
Barrick North America Finance LLC
4.400% due 05/30/2021		1,800	1,794
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		1,800	1,969
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,447
Hewlett-Packard Co.
0.534% due 05/24/2013		1,800	1,805
Loews Corp.
5.250% due 03/15/2016		2,800	3,052
Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	2,213
Steel Dynamics, Inc.
7.375% due 11/01/2012		1,700	1,802
Volkswagen International Finance NV
0.757% due 10/01/2012		900	903
0.917% due 04/01/2014		700	703

			19,136

UTILITIES 1.3%
Embarq Corp.
6.738% due 06/01/2013		2,000	2,167

Total Corporate Bonds & Notes (Cost $62,892)			63,376

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.9%
California State Palomar Community College District General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032		100	99
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,319

			1,418

OHIO 0.3%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		700	511

SOUTH CAROLINA 1.1%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.885% due 06/02/2014		1,800	1,801

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		200	201

Total Municipal Bonds & Notes (Cost $4,072)			3,931

U.S. GOVERNMENT AGENCIES 23.1%
Fannie Mae
0.306% due 03/25/2034		17	17
0.316% due 03/25/2036		761	708
0.536% due 09/25/2042		436	437
1.625% due 11/25/2023		125	127
1.719% due 04/25/2024		106	109
2.110% due 08/01/2035		366	376
2.317% due 09/01/2035		342	354
2.383% due 02/01/2034		220	231
2.442% due 10/01/2035		323	338
2.518% due 09/01/2031		2	2
2.550% due 02/01/2035		148	156
2.561% due 10/01/2035		286	300
2.611% due 08/01/2036		447	471
2.612% due 03/01/2036		1,239	1,310
2.614% due 07/01/2035		599	630
2.636% due 07/01/2032		23	23
2.680% due 11/01/2034		444	468
2.870% due 10/01/2035		218	229
3.500% due 02/01/2041		19,955	19,092
4.000% due 09/01/2040 - 07/01/2041		5,922	5,920
4.500% due 07/01/2041		1,000	1,034
5.500% due 02/01/2024 - 04/01/2036		288	313
7.500% due 12/01/2014		16	16
Freddie Mac
0.387% due 10/15/2020		343	342
1.484% due 10/25/2044		127	127
1.695% due 07/25/2044		608	594
2.510% due 09/01/2035		102	107
5.500% due 03/15/2017 - 08/15/2030		28	29
Ginnie Mae
0.586% due 03/16/2032		24	24
2.125% due 11/20/2024		65	67
4.500% due 07/15/2040		1,840	1,946
5.500% due 09/15/2035		131	145
Small Business Administration
5.680% due 06/01/2028		1,723	1,897

Total U.S. Government Agencies (Cost $37,155)			37,939

MORTGAGE-BACKED SECURITIES 19.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,355	1,398
American Home Mortgage Assets
0.376% due 05/25/2046		1,590	896
0.396% due 10/25/2046		588	320
American Home Mortgage Investment Trust
1.896% due 09/25/2045		615	516
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	1,929	2,796
2.624% due 11/19/2047		3,300	4,788
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$690	747
Banc of America Funding Corp.
5.775% due 01/20/2047		115	77
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		309	287
Bear Stearns Alt-A Trust
2.652% due 05/25/2035		317	251
2.916% due 09/25/2035		383	279
4.189% due 08/25/2036 (a)		825	193
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		274	299
Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		871	809
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		500	546
Countrywide Alternative Loan Trust
0.396% due 03/20/2046		1,251	715
0.396% due 07/20/2046		1,729	735
2.890% due 06/25/2037		2,189	1,482
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035		247	158
0.506% due 03/25/2035		187	125
Credit Suisse First Boston Mortgage Securities Corp.
2.444% due 06/25/2033		183	173

Downey Savings & Loan Association Mortgage Loan Trust
0.446% due 08/19/2045		914	596
2.505% due 07/19/2044		74	57
First Horizon Alternative Mortgage Securities
2.380% due 03/25/2035		176	119
First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		76	64
First Republic Mortgage Loan Trust
0.537% due 11/15/2031		93	89
Fosse Master Issuer PLC
1.619% due 10/18/2054		1,700	1,698
Greenpoint Mortgage Funding Trust
0.366% due 01/25/2037		1,364	806
GSR Mortgage Loan Trust
2.790% due 09/25/2035		288	276
Harborview Mortgage Loan Trust
0.426% due 03/19/2036		1,058	629
Homebanc Mortgage Trust
5.709% due 04/25/2037		900	483
Indymac Index Mortgage Loan Trust
0.486% due 06/25/2037 (a)		475	165
2.664% due 12/25/2034		48	36
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	225
JPMorgan Mortgage Trust
5.015% due 02/25/2035		175	174
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		214	157
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		41	35
1.191% due 10/25/2035		64	53
Morgan Stanley Capital I
0.247% due 10/15/2020		638	623
6.074% due 06/11/2049		100	109
Permanent Master Issuer PLC
1.669% due 07/15/2042		1,900	1,906
2.617% due 07/15/2042	EUR	1,300	1,888
Residential Accredit Loans, Inc.
0.486% due 01/25/2035		$350	286
0.586% due 03/25/2033		77	70
Residential Asset Securitization Trust
0.536% due 10/25/2018		833	815
0.586% due 05/25/2033		83	80
Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		235	150
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		289	253
0.466% due 02/25/2036		624	390
WaMu Mortgage Pass-Through Certificates
0.496% due 01/25/2045		155	126
0.506% due 01/25/2045		160	130
0.978% due 03/25/2047		850	534
2.671% due 02/25/2037		223	171
Wells Fargo Mortgage-Backed Securities Trust
2.897% due 05/25/2035		152	147
4.500% due 11/25/2018		331	336

Total Mortgage-Backed Securities (Cost $34,253)			31,266

ASSET-BACKED SECURITIES 3.6%
Access Group, Inc.
1.574% due 10/27/2025		1,841	1,861
Bear Stearns Asset-Backed Securities Trust
3.148% due 10/25/2036		1,297	982
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036		16	5
GSAMP Trust
0.276% due 11/25/2035		86	13
GSRPM Mortgage Loan Trust
0.886% due 01/25/2032		5	4
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		185	151
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	383	560
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		$771	771
SLM Student Loan Trust
2.350% due 04/15/2039		1,169	1,172
Structured Asset Securities Corp.
1.694% due 04/25/2035		492	396

Total Asset-Backed Securities (Cost $6,372)			5,915

SOVEREIGN ISSUES 8.6%
Australia Government Bond
4.750% due 06/15/2016	AUD	5,600	5,976
6.000% due 02/15/2017		2,100	2,370
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	982
Canada Government Bond
2.000% due 08/01/2013	CAD	3,400	3,555
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,260

Total Sovereign Issues (Cost $12,504)			14,143

SHORT-TERM INSTRUMENTS 8.9%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/01/2011		631	631

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $645. Repurchase proceeds are $631.)
U.S. TREASURY BILLS 4.4%
0.027% due 08/04/2011 - 10/20/2011 (b)(d)		7,187	7,186

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.1%
		674,273	6,756

Total Short-Term Instruments (Cost $14,573)			14,573

PURCHASED OPTIONS (g) 0.0%
(Cost $11)			11

Total Investments 104.4% (Cost $172,149)			$171,471
Written Options (h) (0.2%) (Premiums $520)			(415)
Other Assets and Liabilities (Net) (4.2%)			(6,831)

Net Assets 100.0%			$164,225

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $3,387 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Cash of $554 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2011	184	$28
90-Day Eurodollar December Futures	Long	12/2011	40	26
90-Day Eurodollar March Futures	Long	03/2012	7	6
90-Day Eurodollar March Futures	Long	03/2014	112	185
90-Day Eurodollar September Futures	Long	09/2011	69	5
Euro-Bobl September Futures	Long	09/2011	36	5
U.S. Treasury 10-Year Note September Futures	Short	09/2011	68	(37)

				$218

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.565%	$300	$(3)	$(6)	$3
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.802%	100	(1)	0	(1)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.802%	300	(4)	0	(4)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.802%	600	(8)	0	(8)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.802%	500	(9)	0	(9)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	0.802%	200	(3)	0	(3)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.533%	2,100	2	0	2
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.521%	1,000	(61)	0	(61)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.868%	2,300	61	0	61
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.319%	2,000	32	0	32

							$6	$(6)	$12

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	BCLY	1.000%	03/20/2012	0.368%	$500	$3	$0	$3

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	BNP	(5.000%	)	12/20/2015	$15,000	$(505)	$(525)	$20
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012	7,800	12	0	12
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,355	40	18	22
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,001	88	50	38
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,033	60	50	10
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	871	26	13	13
CDX.IG-14 5-Year Index	BNP	(1.000%	)	06/20/2015	10,200	(121)	(44)	(77)
CDX.IG-14 5-Year Index	CSFB	(1.000%	)	06/20/2015	5,500	(64)	(23)	(41)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015	900	(11)	(4)	(7)
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	4,300	244	645	(401)

						$(231)	$180	$(411)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	$5,600	$(408)	$0	$(408)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,506	(83)	(200)	117

					$(491)	$(200)	$(291)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC	BRL	2,200	$40	$16	$24
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,100	9	6	3
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		17,800	58	81	(23)
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UBS		1,800	0	(2)	2
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	(11)	3	(14)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		12,200	(49)	7	(56)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		1,300	(3)	4	(7)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		10,700	19	(6)	25
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,700	3	0	3
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		5,700	28	13	15
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$11,000	(241)	(99)	(142)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		5,500	(184)	(113)	(71)
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	BCLY	AUD	1,200	(8)	(6)	(2)
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	DUB		800	(5)	(3)	(2)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	16,800	11	(1)	12

							$(333)	$(100)	$(233)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	812,564	3-Month USD-LIBOR plus a specified spread	$51,565	07/29/2011	JPM	$(1,793)
Pay	iShares MSCI EAFE Index	118,185	3-Month USD-LIBOR plus a specified spread	7,500	09/30/2011	JPM	(135)
Receive	iShares MSCI EAFE Index	2,073,036	3-Month USD-LIBOR plus a specified spread	124,798	09/30/2011	JPM	1,946

							$18

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$4,500	$11	$11

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	17	$7	$(13)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	17	10	(1)

				$17	$(14)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$4,500	$26	$(27)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		600	4	(3)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		500	3	(3)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,200	33	(16)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	6	(2)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,000	29	(15)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		2,100	4	(3)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		2,100	8	(5)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		2,700	19	(16)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,700	31	(24)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,900	17	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		900	4	(5)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		900	7	(2)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	1	0
Call - OTC 10-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Receive	3.400%	07/27/2011	EUR	6,500	53	(48)
Put - OTC 10-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	3.800%	07/27/2011		6,500	68	(4)

								$323	$(177)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$4,100	$10	$(7)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011	5,400	25	(21)

						$35	$(28)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus CAD	BOA	CAD	0.930	08/03/2011	$1,000	$6	$(1)
Put - OTC USD versus CAD	CITI		0.930	08/03/2011	500	4	(1)

						$10	$(2)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$ 5,900	$31	$(38)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	9,500	104	(156)

					$135	$(194)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(i)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2041	$5,000	$4,825	$(4,777)
Fannie Mae	5.500%	07/01/2026	5,000	5,415	(5,419)
Fannie Mae	5.500%	08/01/2041	1,000	1,083	(1,079)
Fannie Mae	6.000%	08/01/2041	29,000	31,904	(31,805)
Freddie Mac	5.500%	07/01/2041	6,000	6,468	(6,480)
Ginnie Mae	4.500%	07/01/2041	2,000	2,095	(2,111)
Ginnie Mae	5.500%	07/01/2041	2,650	2,904	(2,916)

				$54,694	$(54,587)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	23,946	07/2011	RBS	$0	$(507)	$(507)
Buy	BRL	1,506	08/2011	BCLY	17	0	17
Sell		1,506	08/2011	UBS	0	(27)	(27)
Sell		1,506	09/2011	BCLY	0	(17)	(17)
Buy	CAD	96	09/2011	BNP	2	0	2
Sell		1,130	09/2011	DUB	0	(22)	(22)
Sell		461	09/2011	RBC	0	(10)	(10)
Buy	CHF	440	08/2011	CITI	12	0	12
Sell		14,003	08/2011	CITI	0	(393)	(393)
Buy	CLP	8,500	10/2011	JPM	0	0	0
Buy	CNY	751	09/2011	BOA	3	0	3
Buy		936	09/2011	CITI	4	0	4
Buy		583	09/2011	RBS	3	0	3
Buy		1,399	09/2011	UBS	6	0	6
Buy		1,940	11/2011	DUB	8	0	8
Buy		5,836	02/2012	BCLY	3	0	3
Buy		2,647	02/2012	BOA	2	0	2
Buy		7,490	02/2012	CITI	4	0	4
Buy		6,456	02/2012	DUB	4	0	4
Buy		1,276	02/2012	HSBC	0	(1)	(1)
Buy		13,096	02/2012	JPM	3	(7)	(4)
Buy		2,643	02/2012	UBS	1	0	1
Buy		2,950	02/2013	DUB	0	(2)	(2)
Buy		2,033	02/2013	GSC	0	(3)	(3)
Buy		3,318	02/2013	JPM	0	(4)	(4)
Sell	DKK	12,981	08/2011	CITI	55	0	55
Sell	EUR	46,831	07/2011	BNP	92	0	92
Sell		47,698	07/2011	CITI	0	(1,161)	(1,161)
Buy		380	07/2011	HSBC	0	(3)	(3)
Buy		487	07/2011	RBC	0	(4)	(4)
Sell	GBP	24,482	07/2011	CITI	0	(148)	(148)
Sell	HKD	31,446	09/2011	CITI	11	0	11
Sell	ILS	3,848	08/2011	BCLY	0	(9)	(9)
Buy	INR	27,000	08/2011	HSBC	8	0	8

Buy		46,269	08/2011	MSC	50	0	50
Sell	JPY	3,077,179	07/2011	BNP	195	0	195
Sell	KRW	982,436	08/2011	BCLY	0	(9)	(9)
Buy		4,643,495	08/2011	JPM	110	0	110
Sell		885,272	08/2011	RBS	0	(8)	(8)
Sell		982,436	08/2011	UBS	0	(9)	(9)
Buy	MXN	10,747	07/2011	HSBC	0	(3)	(3)
Buy		11,598	07/2011	MSC	0	(3)	(3)
Sell		22,346	07/2011	MSC	23	0	23
Buy		22,346	11/2011	MSC	0	(20)	(20)
Buy	MYR	16	08/2011	CITI	0	0	0
Sell	NOK	7,799	08/2011	CITI	0	(28)	(28)
Buy		3,105	08/2011	DUB	0	(14)	(14)
Sell	NZD	507	07/2011	DUB	0	(12)	(12)
Sell	SEK	40,779	08/2011	CITI	274	0	274
Sell	SGD	2,846	09/2011	MSC	0	(4)	(4)

					$890	$(2,428)	$(1,538)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$317	$0	$317
Corporate Bonds & Notes
Banking & Finance	0	42,073	0	42,073
Industrials	0	19,136	0	19,136
Utilities	0	2,167	0	2,167
Municipal Bonds & Notes
California	0	1,418	0	1,418
Ohio	0	511	0	511
South Carolina	0	1,801	0	1,801
Texas	0	201	0	201
U.S. Government Agencies	0	37,939	0	37,939
Mortgage-Backed Securities	0	31,266	0	31,266
Asset-Backed Securities	0	5,915	0	5,915
Sovereign Issues	0	14,143	0	14,143
Short-Term Instruments
Repurchase Agreements	0	631	0	631
U.S. Treasury Bills	0	7,186	0	7,186
PIMCO Short-Term Floating NAV Portfolio	6,756	0	0	6,756
Purchased Options
Interest Rate Contracts	0	11	0	11
	$6,756	$164,715	$0	$171,471
Short Sales, at value	$0	$(54,587)	$0	$(54,587)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	333	0	333
Equity Contracts	0	1,946	0	1,946
Foreign Exchange Contracts	0	890	0	890
Interest Rate Contracts	255	84	0	339

	$255	$3,253	$0	$3,508

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,048)	0	(1,048)
Equity Contracts	0	(1,928)	0	(1,928)
Foreign Exchange Contracts	0	(2,430)	0	(2,430)
Interest Rate Contracts	(37)	(508)	(194)	(739)

	$(37)	$(5,914)	$(194)	$(6,145)

Totals	$6,974	$107,467	$(194)	$114,247

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Investments, at value
Asset-Backed Securities	$899	$0	$(129)	$0	$0	$1	$0	$(771)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(217)	$0	$0	$0	$0	$23	$0	$0	$(194)	$23

Totals	$682	$0	$(129)	$0	$0	$24	$0	$(771)	$(194)	$23

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.6%
AES Corp.
4.250% due 05/27/2018		$10,773	$10,799
AGFS Funding Co.
5.500% due 05/10/2017		31,700	31,141
Ally Financial, Inc.
6.000% due 06/11/2012		4,000	3,960
Biomet, Inc.
3.186% due 03/25/2015		908	902
3.246% due 03/15/2015		2,358	2,341
Cablevision Systems Corp.
1.750% due 03/29/2016		3	3
1.936% due 03/29/2013		995	993
3.000% due 03/29/2016		19	19
Charter Communications, Inc.
2.190% due 03/06/2014		80	80
3.500% due 09/06/2016		6,600	6,588
Chrysler Group LLC
6.000% due 05/24/2017		1,100	1,074
CIT Group, Inc.
6.250% due 08/11/2015		3,564	3,592
CommScope, Inc.
5.000% due 01/14/2018		5,000	5,024
Community Health Systems, Inc.
2.441% due 07/25/2014		25	24
2.504% due 07/25/2014		12,578	12,177
3.691% due 01/25/2017		1,251	1,223
CSC Holdings LLC
1.936% due 03/29/2016		7,406	7,392
Delphi Automotive LLP
2.500% due 05/17/2017		505	508
3.500% due 05/17/2017		12,513	12,581
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		6,900	6,860
Dollar General Corp.
2.936% due 07/06/2014		4,614	4,617
3.023% due 07/06/2014		386	386
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		9,350	9,396
First Data Corp.
2.936% due 09/24/2014		3,754	3,485
Ford Motor Co.
2.940% due 12/15/2013		8,182	8,188
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		1,929	1,924
3.500% due 09/10/2014		3,297	3,304
Georgia-Pacific Corp.
2.246% due 12/21/2012		80	80
2.246% due 12/31/2012		500	500
2.250% due 12/21/2012		3,411	3,413
3.496% due 12/23/2014		769	770
3.500% due 12/23/2014		1,210	1,213
HCA, Inc.
2.496% due 11/14/2013		10,000	9,944
2.746% due 05/02/2016		9,000	8,888
3.496% due 03/17/2017		5,000	4,939
3.496% due 05/31/2018		4,000	3,945
HD Supply, Inc.
3.000% due 08/30/2012		1,974	1,970
IASIS Healthcare LLC
5.000% due 05/03/2018		10,400	10,405
Intelsat Ltd.
5.250% due 04/02/2018		4,000	4,018
Motor City Marketing, Inc.
7.000% due 03/01/2017		4,000	4,059
Neiman Marcus, Inc.
4.750% due 05/16/2018		5,200	5,143
NRG Energy, Inc.
2.057% due 02/01/2013		6,089	6,087
3.441% due 08/31/2015		5,356	5,367
3.500% due 07/01/2018		13,300	13,319
3.557% due 08/31/2015		4,958	4,969
4.000% due 02/01/2013		4,165	4,165
5.500% due 08/31/2015		550	552
Penn National Gaming, Inc.
3.750% due 06/29/2018		4,000	4,014
Rockwood Holdings, Inc.
3.750% due 02/10/2018		1,000	1,007
Sensata Technologies BV
4.000% due 05/12/2018		1,000	1,001
SunGard Data Systems, Inc.
1.936% due 02/28/2014		269	262
1.940% due 02/28/2014		1,732	1,692
United Airlines, Inc.
3.000% due 02/01/2012		3,000	2,965
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		4,200	4,158
VML U.S. Finance LLC
4.690% due 05/25/2012		1,092	1,092
4.690% due 05/25/2013		1,890	1,889
Vodafone Group PLC
5.000% due 07/11/2016		11,600	12,006
Warner Chilcott, Inc.
2.510% due 03/17/2016		10,000	9,993
4.250% due 10/31/2014		629	629
4.250% due 03/15/2018		1,371	1,374

Total Bank Loan Obligations (Cost $274,630)			274,409

CORPORATE BONDS & NOTES 78.9%
BANKING & FINANCE 40.2%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		8,100	8,058
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,018
Ally Financial, Inc.
3.466% due 02/11/2014		1,735	1,706
3.646% due 06/20/2014		1,200	1,174
6.000% due 12/15/2011		900	914
6.000% due 02/15/2019		24	22
6.000% due 03/15/2019		21	19
6.050% due 08/15/2019		10	9
6.100% due 09/15/2019		6	5
6.125% due 10/15/2019		6	5
6.150% due 03/15/2016		401	385
6.150% due 08/15/2019		8	7
6.200% due 04/15/2019		13	12
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	10
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
6.875% due 09/15/2011		200	202
7.000% due 09/15/2018		1,986	1,939
7.150% due 09/15/2018		140	138
7.250% due 04/15/2018		177	177
7.250% due 08/15/2018		64	63
7.250% due 09/15/2018		40	40
7.300% due 01/15/2018		117	117
American Express Co.
6.150% due 08/28/2017		300	342
6.800% due 09/01/2066		4,700	4,847
8.125% due 05/20/2019		20,000	25,380
American International Group, Inc.
0.305% due 04/03/2012	JPY	170,000	2,099
4.000% due 09/20/2011	EUR	2,000	2,911
4.375% due 04/26/2016		2,000	2,797
4.875% due 03/15/2067		1,700	2,015
4.900% due 06/02/2014	CAD	2,000	2,098
4.950% due 03/20/2012		$5,250	5,351
5.050% due 10/01/2015		700	731
5.450% due 05/18/2017		2,000	2,093
5.750% due 03/15/2067	GBP	600	819
5.850% due 01/16/2018		$22,920	24,036
6.250% due 05/01/2036		200	205
6.400% due 12/15/2020		1,000	1,078
8.000% due 05/22/2068	EUR	2,000	2,908
8.175% due 05/15/2068		$1,000	1,096
8.250% due 08/15/2018		29,500	33,883
8.625% due 05/22/2068	GBP	1,000	1,661
ANZ National International Ltd.
3.125% due 08/10/2015		$1,100	1,109
6.200% due 07/19/2013		1,700	1,853
Banco Santander Brasil S.A.
2.346% due 03/18/2014		26,750	26,907
4.250% due 01/14/2016		2,500	2,519
4.500% due 04/06/2015		4,000	4,090
Banco Santander Chile
1.524% due 04/20/2012		1,200	1,201
1.875% due 01/19/2016		5,000	4,800
3.750% due 09/22/2015		13,000	13,162
Banco Votorantim Ltd.
3.246% due 03/28/2014		7,000	6,986
Banco Votorantim S.A.
5.250% due 02/11/2016		9,300	9,475
Bank of America Corp.
4.750% due 08/01/2015		200	210
5.650% due 05/01/2018		32,150	33,927
5.750% due 08/15/2016		500	528
5.750% due 12/01/2017		6,900	7,342
7.375% due 05/15/2014		9,600	10,796
Bank of America N.A.
0.547% due 06/15/2017		5,170	4,604
Bank of India
6.250% due 02/16/2021		2,700	2,773
Bank of Scotland PLC
5.500% due 06/15/2012		2,000	2,086
Banque PSA Finance
2.146% due 04/04/2014		9,200	9,190
Barclays Bank PLC
5.125% due 01/08/2020		1,500	1,524
5.200% due 07/10/2014		10,800	11,688
5.926% due 09/29/2049		5,000	4,675
6.369% due 06/29/2049	GBP	300	430
6.750% due 05/22/2019		$11,000	12,360
7.375% due 06/29/2049		5,000	5,108
10.179% due 06/12/2021		11,890	14,977
14.000% due 11/29/2049	GBP	7,250	14,690
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	10,276
6.500% due 03/10/2021		7,600	7,790
7.250% due 04/22/2020		10,900	11,472
Bear Stearns Cos. LLC
0.648% due 11/21/2016		8,900	8,531
5.700% due 11/15/2014		100	110
7.250% due 02/01/2018		29,750	35,358

BNP Paribas S.A.
0.452% due 12/09/2016		4,000	3,932
1.190% due 01/10/2014		18,325	18,203
5.000% due 01/15/2021		6,800	6,845
7.195% due 06/29/2049		2,725	2,657
7.781% due 06/29/2049	EUR	1,000	1,530
Boston Properties LP
6.250% due 01/15/2013		$681	731
BPCE S.A.
2.018% due 02/07/2014		11,700	11,789
4.625% due 07/29/2049	EUR	1,100	1,348
5.250% due 07/29/2049		5,000	6,489
9.000% due 03/29/2049		200	299
Cantor Fitzgerald LP
7.875% due 10/15/2019		$5,000	5,467
Capital One Capital V
10.250% due 08/15/2039		4,000	4,265
Capital One Capital VI
8.875% due 05/15/2040		25,625	26,558
CIT Group, Inc.
7.000% due 05/01/2014		1,765	1,789
7.000% due 05/01/2015		19,565	19,638
7.000% due 05/01/2016		3,441	3,433
7.000% due 05/01/2017		4,818	4,812
Citigroup Capital XXI
8.300% due 12/21/2077		21,500	22,038
Citigroup, Inc.
0.377% due 03/07/2014		3,000	2,892
1.624% due 02/09/2016	EUR	1,000	1,379
1.688% due 06/28/2013		1,800	2,566
4.587% due 12/15/2015		$1,000	1,052
4.750% due 05/19/2015		11,700	12,380
5.000% due 09/15/2014		13,240	13,881
5.500% due 04/11/2013		24,100	25,593
5.500% due 10/15/2014		8,500	9,248
5.625% due 08/27/2012		400	418
5.850% due 07/02/2013		4,800	5,146
6.000% due 08/15/2017		1,300	1,425
6.010% due 01/15/2015		750	826
6.125% due 11/21/2017		16,725	18,486
6.125% due 05/15/2018		9,044	9,969
6.375% due 08/12/2014		27,350	30,254
6.500% due 08/19/2013		10,800	11,749
8.500% due 05/22/2019		22,650	28,105
Colonial Realty LP
6.250% due 06/15/2014		2,500	2,681
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	311
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	10,000	14,549
11.000% due 06/29/2049		$9,555	12,228
11.000% due 12/29/2049		2,000	2,556
Countrywide Capital III
8.050% due 06/15/2027		12,000	12,480
Countrywide Financial Corp.
6.250% due 05/15/2016		70	74
Credit Agricole S.A.
1.724% due 01/21/2014		10,000	10,146
5.136% due 12/29/2049	GBP	1,000	1,332
7.589% due 01/29/2049		500	742
8.125% due 10/29/2049		400	639
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		$9,500	9,505
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,020
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,594
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	3,879
FIA Card Services N.A.
7.125% due 11/15/2012		45	48
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		17,000	18,405
7.500% due 08/01/2012		800	838
12.000% due 05/15/2015		500	620
FUEL Trust
3.984% due 12/15/2022		6,000	5,955
General Electric Capital Corp.
0.436% due 10/06/2015		1,300	1,252
5.500% due 09/15/2067	EUR	10,000	13,631
6.500% due 09/15/2067	GBP	500	794
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		$28,769	27,162
1.268% due 02/07/2014		24,000	23,819
1.695% due 02/04/2013	EUR	1,700	2,446
1.711% due 01/30/2017		4,600	6,245
1.720% due 11/15/2014		2,500	3,521
1.835% due 02/02/2015		6,700	9,443
5.125% due 01/15/2015		$1,300	1,396
5.375% due 03/15/2020		18,600	19,228
5.950% due 01/18/2018		17,000	18,340
6.000% due 06/15/2020		30,000	32,316
6.150% due 04/01/2018		17,575	19,145
6.250% due 09/01/2017		5,700	6,294
7.500% due 02/15/2019		4,900	5,707
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	9,276
6.375% due 04/15/2021		3,000	3,084
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	9,453
HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	8,313
6.461% due 11/29/2049	GBP	1,500	1,944
HBOS PLC
6.750% due 05/21/2018		$27,612	26,595
HCP, Inc.
5.375% due 02/01/2021		5,000	5,163
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		6,000	6,136
Hospitality Properties Trust
5.625% due 03/15/2017		800	828
6.300% due 06/15/2016		1,515	1,656
6.700% due 01/15/2018		3,000	3,218
6.750% due 02/15/2013		4,100	4,374
7.875% due 08/15/2014		2,000	2,257
HSBC Bank PLC
4.125% due 08/12/2020		5,100	4,943
4.750% due 01/19/2021		11,000	11,032
5.000% due 03/20/2023	GBP	2,000	3,161
HSBC Bank USA N.A.
4.875% due 08/24/2020		$8,600	8,477
7.000% due 01/15/2039		5,000	5,704
HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	11,076
HSBC Finance Corp.
0.528% due 01/15/2014		3,000	2,953
0.544% due 04/24/2012		800	799
0.597% due 09/14/2012		1,800	1,795
6.676% due 01/15/2021		13,800	14,175
HSBC Holdings PLC
6.500% due 05/02/2036		700	722
6.500% due 09/15/2037		7,400	7,661
6.800% due 06/01/2038		3,800	4,068
ICICI Bank Ltd.
5.500% due 03/25/2015		7,500	7,883
ING Bank NV
1.046% due 03/30/2012		1,800	1,807
ING Groep NV
5.140% due 03/29/2049	GBP	1,600	2,170
International Lease Finance Corp.
6.500% due 09/01/2014		$12,500	13,312
6.750% due 09/01/2016		15,700	16,799
7.125% due 09/01/2018		7,300	7,848
Intesa Sanpaolo SpA
2.658% due 02/24/2014		25,230	25,187
3.625% due 08/12/2015		13,000	12,672
6.500% due 02/24/2021		15,100	15,766
8.375% due 10/29/2049	EUR	100	147
JPMorgan Chase & Co.
0.997% due 05/02/2014		$15,600	15,618
1.776% due 09/26/2013	EUR	500	719
4.250% due 10/15/2020		$23,200	22,725
4.625% due 05/10/2021		6,700	6,654
4.750% due 03/01/2015		300	321
4.950% due 03/25/2020		30,000	31,024
6.000% due 01/15/2018		18,300	20,370
7.900% due 04/29/2049		26,273	28,316
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		2,500	2,343
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		8,000	7,969
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,214
Lazard Group LLC
6.850% due 06/15/2017		2,000	2,207
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	11,000	13,878
7.588% due 05/12/2020	GBP	4,612	6,828
7.867% due 12/17/2019		3,100	4,615
7.869% due 08/25/2020		13,966	20,622
7.875% due 11/01/2020		$14,090	13,315
8.000% due 12/29/2049		5,000	4,525
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	5,000	6,308
9.125% due 07/15/2020	GBP	1,300	2,087
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)		$300	80
6.625% due 01/18/2012 (a)		15,030	4,002
6.875% due 05/02/2018 (a)		3,403	932
Lloyds TSB Bank PLC
4.375% due 01/12/2015		4,400	4,468
4.750% due 07/15/2011		4,600	4,606
5.800% due 01/13/2020		2,575	2,581
6.375% due 01/21/2021		4,700	4,899
7.625% due 04/22/2025	GBP	1,000	1,538
12.000% due 12/29/2049		$5,100	5,550
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,498
9.250% due 04/15/2019		2,000	2,565
Merrill Lynch & Co., Inc.
1.730% due 05/30/2014	EUR	1,800	2,534
1.799% due 07/22/2014		1,000	1,413
2.019% due 09/14/2018		5,068	6,282
4.875% due 05/30/2014		500	750
5.700% due 05/02/2017		$400	417
6.150% due 04/25/2013		2,200	2,363

6.500% due 07/15/2018		23,671	25,202
6.875% due 04/25/2018		70,300	77,849
6.875% due 11/15/2018		2,850	3,129
7.750% due 04/30/2018	GBP	13,000	23,419
MetLife Institutional Funding II
1.201% due 04/04/2014		$4,400	4,413
Morgan Stanley
0.726% due 10/18/2016		13,300	12,260
1.253% due 04/29/2013		9,800	9,787
1.516% due 02/23/2012	CAD	7,400	7,608
1.711% due 04/13/2016	EUR	27,600	37,476
1.730% due 11/29/2013		1,000	1,414
1.760% due 03/01/2013		11,400	16,350
1.785% due 05/02/2014		21,100	29,850
5.375% due 10/15/2015		$250	267
5.375% due 08/10/2020	EUR	4,150	5,908
5.500% due 01/26/2020		$10,000	10,141
5.500% due 07/24/2020		7,445	7,544
5.625% due 09/23/2019		2,400	2,465
5.750% due 10/18/2016		1,400	1,488
5.950% due 12/28/2017		6,600	7,101
6.000% due 04/28/2015		2,500	2,711
6.625% due 04/01/2018		18,700	20,618
7.300% due 05/13/2019		20,050	22,759
MUFG Capital Finance Ltd.
6.299% due 01/29/2049	GBP	710	1,100
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	25,595
National City Bank
0.622% due 06/07/2017		2,600	2,440
6.200% due 12/15/2011		2,000	2,049
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	11,820
Nile Finance Ltd.
5.250% due 08/05/2015		300	309
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		3,800	3,982
Pacific Life Global Funding
5.150% due 04/15/2013		500	533
Pacific Life Insurance Co.
9.250% due 06/15/2039		19,800	26,111
PNC Preferred Funding Trust III
8.700% due 03/29/2049		8,600	9,096
Preferred Term Securities XIII Ltd.
0.795% due 03/24/2034		89	62
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	538
ProLogis LP
4.000% due 01/15/2018		2,000	1,956
6.625% due 12/01/2019		3,000	3,270
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	925
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		8,100	8,136
RBS Capital Trust
6.467% due 12/29/2049 (a)	EUR	325	377
RCI Banque S.A.
4.600% due 04/12/2016		$21,000	21,465
Regions Bank
7.500% due 05/15/2018		6,500	6,803
Regions Financial Corp.
0.416% due 06/26/2012		3,500	3,403
7.750% due 11/10/2014		11,200	11,871
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		10,000	10,052
4.875% due 08/25/2014		10,000	10,412
4.875% due 03/16/2015		7,900	8,203
4.875% due 01/20/2017	EUR	700	1,002
5.375% due 09/30/2019		1,000	1,404
5.500% due 03/23/2020		1,700	2,411
6.990% due 10/29/2049 (a)		$21,000	19,005
7.648% due 08/29/2049		12,299	11,131
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		7,945	8,412
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		14,000	14,004
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		17,600	18,326
5.499% due 07/07/2015		11,150	11,833
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		4,000	4,014
SLM Corp.
0.574% due 01/27/2014		4,325	4,104
5.000% due 10/01/2013		1,500	1,560
5.375% due 01/15/2013		3,000	3,084
5.375% due 05/15/2014		1,600	1,666
5.625% due 08/01/2033		5,500	4,632
6.250% due 01/25/2016		8,800	9,135
8.000% due 03/25/2020		15,900	17,091
8.450% due 06/15/2018		7,000	7,690
SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049		1,500	1,762
Springleaf Finance Corp.
0.497% due 12/15/2011		10,000	9,872
4.875% due 07/15/2012		300	299
5.200% due 12/15/2011		2,600	2,611
5.850% due 06/01/2013		100	99
5.900% due 09/15/2012		1,700	1,708
SSIF Nevada LP
0.981% due 04/14/2014		7,000	7,006
State Street Capital Trust III
5.237% due 01/29/2049		9,500	9,510
Stone Street Trust
5.902% due 12/15/2015		3,100	3,251
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		11,300	11,370
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		4,600	4,588
UBS AG
5.750% due 04/25/2018		12,500	13,564
5.875% due 12/20/2017		10,000	10,978
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		1,100	1,176
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		5,300	5,713
Wachovia Bank N.A.
0.577% due 03/15/2016		13,500	12,841
5.000% due 08/15/2015		300	322
Wachovia Corp.
0.613% due 10/28/2015		10,400	9,891
0.648% due 10/15/2016		1,400	1,345
WEA Finance LLC
5.750% due 09/02/2015		5,300	5,891
7.500% due 06/02/2014		5,600	6,457
Wells Fargo & Co.
1.485% due 08/01/2011	EUR	2,400	3,477
4.600% due 04/01/2021		$10,000	10,068
7.980% due 03/29/2049		2,000	2,170
Wells Fargo Bank N.A.
0.471% due 05/16/2016		3,800	3,545
4.750% due 02/09/2015		5,590	5,982
5.950% due 08/26/2036		400	409
Wells Fargo Capital XIII
7.700% due 12/29/2049		13,440	13,776
Wells Fargo Capital XV
9.750% due 09/29/2049		5,000	5,300
Wells Operating Partnership II LP
5.875% due 04/01/2018		6,700	6,916
Weyerhaeuser Co.
7.375% due 10/01/2019		12,500	14,174
7.375% due 03/15/2032		8,000	8,347

			2,389,260

INDUSTRIALS 31.2%
Alcoa, Inc.
5.950% due 02/01/2037		5,000	4,776
Aleris International, Inc.
7.625% due 02/15/2018		750	752
ALROSA Finance S.A.
7.750% due 11/03/2020		8,900	9,701
8.875% due 11/17/2014		3,000	3,435
Altria Group, Inc.
4.750% due 05/05/2021		6,600	6,604
9.250% due 08/06/2019		33,844	44,173
9.700% due 11/10/2018		17,100	22,491
9.950% due 11/10/2038		10,000	14,092
American Airlines Pass-Through Trust
5.250% due 07/31/2022		3,350	3,275
7.000% due 01/31/2018		5,500	5,198
7.858% due 04/01/2013		8,700	8,809
10.375% due 01/02/2021		27,652	31,938
American Airlines, Inc.
7.500% due 03/15/2016		10,700	10,540
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		600	614
American Tower Corp.
4.500% due 01/15/2018		6,000	6,003
7.000% due 10/15/2017		10,000	11,320
Anadarko Petroleum Corp.
6.200% due 03/15/2040		20,000	20,338
6.375% due 09/15/2017		3,300	3,786
6.450% due 09/15/2036		3,740	3,915
6.950% due 06/15/2019		8,755	10,236
7.950% due 06/15/2039		4,600	5,659
8.700% due 03/15/2019		19,150	24,426
ArcelorMittal
5.500% due 03/01/2021		2,500	2,507
7.000% due 10/15/2039		4,220	4,280
Asciano Finance Ltd.
6.000% due 04/07/2023		17,000	17,442
Aviation Capital Group
7.125% due 10/15/2020		15,600	16,143
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		21,468	22,138
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	31
BioMed Realty LP
6.125% due 04/15/2020		5,500	5,857
Black & Decker Corp.
8.950% due 04/15/2014		4,000	4,735
Boston Scientific Corp.
4.500% due 01/15/2015		10,100	10,654
5.450% due 06/15/2014		6,000	6,523
6.400% due 06/15/2016		11,000	12,397
7.375% due 01/15/2040		5,000	5,786

Braskem Finance Ltd.
5.750% due 04/15/2021		11,300	11,428
7.000% due 05/07/2020		4,500	4,928
7.250% due 06/05/2018		900	1,008
7.375% due 10/29/2049		2,000	2,060
Buckeye Partners LP
4.875% due 02/01/2021		12,100	12,222
Cameron International Corp.
1.183% due 06/02/2014		4,000	4,020
Canadian National Railway Co.
4.400% due 03/15/2013		80	85
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	106
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		26,225	31,538
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		18,300	17,751
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		129	130
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		8,550	8,294
Coffeyville Resources LLC
9.000% due 04/01/2015		450	490
Colorado Interstate Gas Co.
6.800% due 11/15/2015		491	574
Comcast Cable Communications LLC
8.875% due 05/01/2017		35	45
Concho Resources, Inc.
6.500% due 01/15/2022		1,975	1,982
8.625% due 10/01/2017		9,000	9,855
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		3,000	2,925
7.250% due 05/10/2021		22,703	24,463
9.000% due 07/08/2016		7,341	8,406
Continental Airlines, Inc.
6.750% due 09/15/2015		10,450	10,554
Continental Resources, Inc.
7.125% due 04/01/2021		1,700	1,802
7.375% due 10/01/2020		12,275	13,104
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		11,600	12,470
CSN Islands XI Corp.
6.875% due 09/21/2019		2,300	2,521
CSN Resources S.A.
6.500% due 07/21/2020		1,000	1,068
CVS Pass-Through Trust
6.943% due 01/10/2030		6,482	7,310
7.507% due 01/10/2032		19,583	23,269
DCP Midstream LLC
5.375% due 10/15/2015		100	111
DCP Midstream Operating LP
3.250% due 10/01/2015		5,000	5,035
Delta Air Lines Pass-Through Trust
4.950% due 05/23/2019		2,464	2,464
6.417% due 01/02/2014		20,350	20,960
6.718% due 07/02/2024		1,470	1,485
7.111% due 03/18/2013		9,410	9,515
7.750% due 06/17/2021		11,966	13,043
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		4,500	4,838
DISH DBS Corp.
6.750% due 06/01/2021		2,900	2,987
7.000% due 10/01/2013		2,080	2,244
7.125% due 02/01/2016		3,000	3,180
7.875% due 09/01/2019		7,400	8,020
DP World Ltd.
6.850% due 07/02/2037		5,000	4,800
El Paso Natural Gas Co.
8.375% due 06/15/2032		2,070	2,627
Energy Transfer Equity LP
7.500% due 10/15/2020		6,500	6,922
Energy Transfer Partners LP
8.500% due 04/15/2014		10,180	11,848
9.700% due 03/15/2019		16,400	20,977
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		17,850	18,787
7.500% due 05/04/2020		13,714	15,000
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		5,000	5,352
7.000% due 07/17/2012		2,800	2,935
7.900% due 05/15/2019		30,100	37,165
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		10,886	11,907
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	271
GATX Corp.
4.750% due 05/15/2015		7,500	7,961
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,669
7.288% due 08/16/2037		2,000	2,190
8.125% due 07/31/2014		14,200	16,188
8.146% due 04/11/2018		1,400	1,642
8.625% due 04/28/2034		3,200	4,008
9.250% due 04/23/2019		44,050	55,228
General Electric Co.
5.250% due 12/06/2017		8,700	9,645
Georgia-Pacific LLC
5.400% due 11/01/2020		10,000	10,203
7.250% due 06/01/2028		820	913
7.375% due 12/01/2025		2,500	2,829
7.750% due 11/15/2029		12,915	14,904
8.000% due 01/15/2024		1,500	1,784
8.875% due 05/15/2031		10,000	12,667
GTL Trade Finance, Inc.
7.250% due 10/20/2017		21,370	24,041
Harvest Operations Corp.
6.875% due 10/01/2017		4,900	5,084
HCA, Inc.
7.250% due 09/15/2020		6,075	6,553
8.500% due 04/15/2019		9,600	10,656
9.875% due 02/15/2017		1,625	1,816
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	7,550	11,961
Highmark, Inc.
4.750% due 05/15/2021		$3,600	3,577
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,707
Kabel BW Erste Beteiligungs GmbH
7.500% due 03/15/2019		1,000	1,025
Kern River Funding Corp.
4.893% due 04/30/2018		46	51
Kerr-McGee Corp.
7.875% due 09/15/2031		3,500	4,218
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,500	5,730
9.000% due 02/01/2019		23,380	30,009
Limited Brands, Inc.
5.250% due 11/01/2014		899	944
Masco Corp.
5.875% due 07/15/2012		5,000	5,173
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		19,900	21,845
6.700% due 09/15/2019		33,362	37,462
Motorola Solutions, Inc.
5.375% due 11/15/2012		5,000	5,268
Nakilat, Inc.
6.067% due 12/31/2033		5,000	5,188
Newfield Exploration Co.
6.875% due 02/01/2020		18,070	19,290
Noble Group Ltd.
6.750% due 01/29/2020		5,600	5,906
Noranda Aluminum Acquisition Corp.
4.417% due 05/15/2015 (b)		3,500	3,314
Northwest Airlines Pass-Through Trust
1.010% due 11/20/2015		772	733
Northwest Pipeline GP
6.050% due 06/15/2018		30	34
Novatek Finance Ltd.
5.326% due 02/03/2016		10,700	11,074
6.604% due 02/03/2021		20,000	20,990
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		40,300	42,718
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		20,900	21,600
Oil States International, Inc.
6.500% due 06/01/2019		3,000	3,022
Petrobras International Finance Co.
6.875% due 01/20/2040		5,600	5,991
Petrohawk Energy Corp.
7.250% due 08/15/2018		1,000	1,031
Petroleos Mexicanos
6.500% due 06/02/2041		23,000	23,452
PHH Corp.
9.250% due 03/01/2016		200	220
Pioneer Natural Resources Co.
6.875% due 05/01/2018		14,600	15,829
7.200% due 01/15/2028		797	839
7.500% due 01/15/2020		3,000	3,393
Plains All American Pipeline LP
6.125% due 01/15/2017		1,400	1,568
Plains Exploration & Production Co.
6.625% due 05/01/2021		800	801
8.625% due 10/15/2019		800	876
Polymer Group, Inc.
7.750% due 02/01/2019		1,650	1,662
Pride International, Inc.
8.500% due 06/15/2019		34,000	42,907
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,732
Reynolds American, Inc.
7.250% due 06/01/2013		2,050	2,267
7.750% due 06/01/2018		300	360
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		24,950	24,888
8.250% due 02/15/2021		23,100	21,714
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,350	8,542
6.250% due 07/15/2013		38,745	41,589
6.850% due 07/15/2018		24,250	27,215
Roofing Supply Group LLC
8.625% due 12/01/2017		2,000	2,008
RR Donnelley & Sons Co.
6.125% due 01/15/2017		4,291	4,197
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,215
RZD Capital Ltd.
5.739% due 04/03/2017		20,200	21,538
SandRidge Energy, Inc.
8.750% due 01/15/2020		8,025	8,587

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		4,000	4,100
9.750% due 07/29/2013		1,100	1,233
Sino-Forest Corp.
6.250% due 10/21/2017		8,902	4,139
10.250% due 07/28/2014		3,000	1,515
Southeast Supply Header LLC
4.850% due 08/15/2014		16,400	17,502
Southwest Airlines Co.
10.500% due 12/15/2011		8,000	8,308
Symantec Corp.
4.200% due 09/15/2020		4,000	3,851
Teck Resources Ltd.
9.750% due 05/15/2014		500	605
10.250% due 05/15/2016		7,050	8,433
10.750% due 05/15/2019		4,050	5,125
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		1,800	1,916
6.221% due 07/03/2017		12,600	13,899
6.421% due 06/20/2016		10,775	12,038
Time Warner Cable, Inc.
8.250% due 04/01/2019		6,000	7,490
8.750% due 02/14/2019		2,750	3,507
Toll Brothers Finance Corp.
6.750% due 11/01/2019		2,500	2,589
8.910% due 10/15/2017		2,000	2,346
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		30	32
Transocean, Inc.
6.000% due 03/15/2018		29,696	32,908
6.500% due 11/15/2020		21,600	24,182
6.800% due 03/15/2038		9,000	9,694
7.375% due 04/15/2018		7,100	8,275
U.S. Airways Group, Inc.
7.125% due 04/22/2025		3,600	3,600
UAL Pass-Through Trust
9.750% due 01/15/2017		12,920	14,761
10.125% due 03/22/2015 (a)		61	25
10.400% due 05/01/2018		32,587	36,944
UPCB Finance II Ltd.
6.375% due 07/01/2020	EUR	2,300	3,177
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$11,600	12,673
Vale Overseas Ltd.
6.875% due 11/21/2036		5,000	5,441
6.875% due 11/10/2039		18,700	20,416
8.250% due 01/17/2034		2,070	2,543
Vivendi S.A.
5.750% due 04/04/2013		500	536
WEA Finance LLC
4.625% due 05/10/2021		3,000	2,915
7.125% due 04/15/2018		14,400	16,821
Wesfarmers Ltd.
2.983% due 05/18/2016		14,000	14,050
6.998% due 04/10/2013		8,000	8,761
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	999

			1,856,045

UTILITIES 7.5%
AES Corp.
7.375% due 07/01/2021		5,500	5,589
7.750% due 03/01/2014		7,400	8,029
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		9,900	10,568
7.700% due 08/07/2013		420	466
8.700% due 08/07/2018		35,650	43,939
Ameren Illinois Co.
9.750% due 11/15/2018		488	642
Appalachian Power Co.
5.650% due 08/15/2012		300	315
AT&T Corp.
8.000% due 11/15/2031		116	154
AT&T, Inc.
4.450% due 05/15/2021		27,300	27,818
5.350% due 09/01/2040		3,894	3,704
BP Capital Markets PLC
4.742% due 03/11/2021		15,000	15,493
Bruce Mansfield Unit
6.850% due 06/01/2034		97	104
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	250	227
CMS Energy Corp.
1.228% due 01/15/2013		$2,000	1,990
Consumers Energy Co.
5.000% due 02/15/2012		100	103
6.875% due 03/01/2018		3,534	4,090
Crown Castle Towers LLC
4.174% due 08/15/2037		5,500	5,592
5.495% due 01/15/2037		17,700	19,031
6.113% due 01/15/2040		13,620	14,877
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,294
Embarq Corp.
6.738% due 06/01/2013		2,500	2,709
Entergy Corp.
5.125% due 09/15/2020		10,000	9,915
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	9,786
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		894	867
Frontier Communications Corp.
8.125% due 10/01/2018		2,000	2,182
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,500	2,988
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		500	489
7.250% due 04/01/2016		1,000	1,113
Jersey Central Power & Light Co.
4.800% due 06/15/2018		2,525	2,648
Kentucky Power Co.
6.000% due 09/15/2017		200	222
Metropolitan Edison Co.
7.700% due 01/15/2019		4,500	5,429
Midwest Generation LLC
8.560% due 01/02/2016		883	905
NGPL PipeCo LLC
6.514% due 12/15/2012		34,142	35,911
7.119% due 12/15/2017		63,200	70,854
7.768% due 12/15/2037		2,000	2,160
NRG Energy, Inc.
7.875% due 05/15/2021		5,900	5,900
8.250% due 09/01/2020		6,000	6,150
Pennsylvania Electric Co.
5.200% due 04/01/2020		20,000	21,086
Progress Energy, Inc.
6.850% due 04/15/2012		200	209
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	169
Puget Energy, Inc.
6.500% due 12/15/2020		9,500	9,828
Qtel International Finance Ltd.
4.750% due 02/16/2021		4,000	3,920
6.500% due 06/10/2014		500	553
Qwest Corp.
3.497% due 06/15/2013		100	103
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		461	493
Telecom Italia Capital S.A.
4.950% due 09/30/2014		2,900	3,025
5.250% due 11/15/2013		4,300	4,516
6.175% due 06/18/2014		14,600	15,717
Telstra Corp. Ltd.
4.800% due 10/12/2021		13,800	13,864
TNK-BP Finance S.A.
6.625% due 03/20/2017		200	218
7.250% due 02/02/2020		7,500	8,325
7.500% due 07/18/2016		15,600	17,614
7.875% due 03/13/2018		20,900	24,088
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	400	489

			448,470

Total Corporate Bonds & Notes (Cost $4,414,360)			4,693,775

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037		$15,000	14,994

Total Convertible Bonds & Notes (Cost $13,733)			14,994

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.9%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	8,151
7.550% due 04/01/2039		1,300	1,489
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,233
5.450% due 04/01/2015		14,000	15,281
5.950% due 04/01/2016		5,000	5,567
Riverside, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029		2,000	2,117
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		1,500	1,496
Stockton, California Public Financing Authority Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		12,500	12,894
West Contra Costa, California Unified School District General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034		5,000	5,421

			55,649

COLORADO 0.1%
Colorado State Metro Wastewater Reclamation District Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	8,028

FLORIDA 0.0%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041		2,100	2,036

LOUISIANA 0.1%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		3,000	3,044

NEW YORK 0.2%
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		10,000	11,022

OHIO 0.0%
Hamilton County, Ohio Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034		2,500	2,627

TEXAS 0.7%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039		10,000	10,482
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		18,000	18,894
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		10,000	10,702

			40,078

WASHINGTON 0.1%
Spokane County, Washington Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		2,000	2,143

Total Municipal Bonds & Notes (Cost $116,281)			124,627

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
4.250% due 11/15/2040		24,800	24,246
4.750% due 02/15/2041 (e)(g)		159,750	169,834

Total U.S. Treasury Obligations (Cost $192,275)			194,080

MORTGAGE-BACKED SECURITIES 0.9%
Arran Residential Mortgages Funding PLC
2.624% due 11/19/2047	EUR	4,800	6,964
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$110	118
5.930% due 02/10/2051		1,000	1,087
Bear Stearns Alt-A Trust
5.120% due 11/25/2034		233	214
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,412
5.886% due 12/10/2049		91	99
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	217
5.886% due 11/15/2044		100	109
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		126	81
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		3,053	2,966
5.467% due 09/15/2039		100	108
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,500	2,711
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	18,100	26,352
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$2,500	2,674
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	216
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,133
5.700% due 09/12/2049		100	108
Merrill Lynch Mortgage Investors, Inc.
2.837% due 05/25/2033		39	37
Morgan Stanley Capital I
5.569% due 12/15/2044		1,000	1,062
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,116
Structured Adjustable Rate Mortgage Loan Trust
2.620% due 03/25/2034		78	75
Thornburg Mortgage Securities Trust
6.043% due 09/25/2037		307	307
Wells Fargo Mortgage-Backed Securities Trust
4.557% due 12/25/2033		267	268

Total Mortgage-Backed Securities (Cost $47,754)			52,434

ASSET-BACKED SECURITIES 0.7%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		528	528
7.001% due 09/20/2022		22,300	20,504
Bumper S.A.
2.994% due 06/20/2022	EUR	2,215	3,220
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$23	23
1.807% due 05/15/2012		4	4
Galaxy CLO Ltd.
0.556% due 04/17/2017		986	961
SLM Student Loan Trust
1.774% due 04/25/2023		16,546	17,099

Total Asset-Backed Securities (Cost $42,098)			42,339

SOVEREIGN ISSUES 0.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	982
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		874	554
10.000% due 01/01/2017		8,600	4,997
Export-Import Bank of Korea
5.875% due 01/14/2015		$22,200	24,446
Korea Development Bank
8.000% due 01/23/2014		500	570

Total Sovereign Issues (Cost $28,497)			31,549

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Health Care REIT, Inc.
6.500% due 12/31/2049		84,000	4,452
Wells Fargo & Co.
7.500% due 12/31/2049		15,500	16,430

			20,882

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,918

Total Convertible Preferred Securities (Cost $17,178)			23,800

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Citigroup Capital XIII
7.875% due 10/30/2040		48,000	1,333
Farm Credit Bank
10.000% due 12/31/2049		13,000	14,861
SLM Corp.
4.682% due 03/15/2017		21,400	488

Total Preferred Securities (Cost $14,799)			16,682

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.8%
CERTIFICATES OF DEPOSIT 1.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$8,700	8,772
Banco do Brasil S.A.
1.800% due 02/14/2014		25,000	24,989
Itau Unibanco S.A.
1.302% due 09/06/2011		7,000	6,985
1.670% due 02/06/2012		25,000	24,784
1.700% due 09/12/2011		8,500	8,481

			74,011

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		16,000	16,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $16,375. Repurchase proceeds are $16,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		639	639
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $656. Repurchase proceeds are $639.)

			16,639

SHORT-TERM NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		3,000	2,975
2.596% due 12/29/2011		5,000	4,959

			7,934

U.S. TREASURY BILLS 0.1%
0.101% due 08/04/2011 - 09/22/2011 (c)(e)(g)		8,371	8,370

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 6.1%
		36,444,350	365,136

Total Short-Term Instruments (Cost $471,999)			472,090

PURCHASED OPTIONS (i) 0.0%
(Cost $969)			331

Total Investments 99.8% (Cost $5,634,573)			$5,941,110
Written Options (j) (0.1%) (Premiums $9,263)			(7,601)
Other Assets and Liabilities (Net) 0.3%			20,451

Net Assets 100.0%			$5,953,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $14,087 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,114 at a weighted average interest rate of -0.750%. On June 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $21,187 and cash of $9 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	3,940	$2,010
90-Day Euribor June Futures	Long	06/2012	578	609
90-Day Eurodollar December Futures	Long	12/2012	3,848	(1,306)
90-Day Eurodollar June Futures	Long	06/2012	5,451	(816)
90-Day Eurodollar June Futures	Long	06/2013	2,395	(1,082)
90-Day Eurodollar March Futures	Long	03/2013	3,231	(940)
90-Day Eurodollar September Futures	Long	09/2012	5,045	(261)
90-Day Eurodollar September Futures	Long	09/2013	2,405	(1,592)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	837	(1,138)
U.S. Treasury 30-Year Bond September Futures	Long	09/2011	20	(53)

				$(4,569)

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.289%	$3,000	$(3)	$0	$(3)
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.822%	36,000	66	0	66
American International Group, Inc.	GSC	(5.000%	)	09/20/2018	2.214%	10,000	(1,695)	(927)	(768)
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	0.286%	4,000	(236)	0	(236)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.269%	5,000	(32)	0	(32)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.937%	4,000	139	132	7
Centex Corp.	DUB	(1.000%	)	03/20/2013	1.128%	13,000	25	(22)	47
CSX Corp.	BCLY	(1.440%	)	03/20/2018	0.594%	5,370	(288)	0	(288)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.246%	250	(5)	3	(8)
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.565%	2,500	(23)	(6)	(17)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.629%	2,000	58	(32)	90
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	0.057%	200	0	0	0
International Lease Finance Corp.	CITI	(5.000%	)	06/20/2016	3.983%	12,500	(549)	(1,156)	607
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2016	3.983%	15,000	(659)	(1,239)	580
Intesa Sanpaolo SpA	BCLY	(1.000%	)	09/20/2015	1.461%	13,000	236	259	(23)
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.424%	1,250	18	97	(79)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	1.151%	2,000	35	0	35
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	0.802%	5,000	(42)	(141)	99
Masco Corp.	BCLY	(1.000%	)	09/20/2012	0.782%	5,000	(15)	113	(128)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.210%	5,000	(59)	253	(312)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.553%	10,000	(23)	0	(23)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.868%	2,000	12	0	12
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	3.681%	4,300	385	0	385
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	0.370%	3,000	(142)	0	(142)
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.108%	2,100	132	55	77

							$(2,665)	$(2,611)	$(54)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection  (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BCLY	1.000%	03/20/2016	1.712%	$900	$(28)	$(40)	$12
Alcoa, Inc.	BNP	1.000%	12/20/2015	1.605%	8,850	(225)	(427)	202
Alcoa, Inc.	BNP	1.000%	03/20/2021	2.464%	2,400	(264)	(209)	(55)
Alcoa, Inc.	CITI	5.000%	09/20/2015	1.485%	10,000	1,436	848	588
Alcoa, Inc.	CITI	1.000%	03/20/2016	1.712%	5,000	(157)	(181)	24

Alcoa, Inc.	CITI	1.000%	03/20/2021	2.464%		2,900	(320)	(304)	(16)
Alcoa, Inc.	CSFB	1.000%	12/20/2015	1.605%		2,600	(66)	(131)	65
Alcoa, Inc.	DUB	1.000%	06/20/2015	1.400%		4,200	(63)	(179)	116
Alcoa, Inc.	DUB	1.000%	03/20/2016	1.712%		3,200	(101)	(112)	11
Alcoa, Inc.	GSC	1.000%	03/20/2016	1.712%		1,700	(53)	(73)	20
Alcoa, Inc.	GSC	1.000%	03/20/2021	2.464%		4,300	(474)	(450)	(24)
Alcoa, Inc.	GSC	1.000%	06/20/2021	2.479%		2,000	(226)	(164)	(62)
Alcoa, Inc.	HSBC	1.000%	03/20/2016	1.712%		3,100	(97)	(159)	62
Alcoa, Inc.	MSC	1.000%	06/20/2015	1.400%		600	(9)	(67)	58
Alcoa, Inc.	MSC	1.000%	03/20/2016	1.712%		3,100	(97)	(163)	66
Ally Financial, Inc.	JPM	1.840%	06/20/2012	1.740%		500	1	0	1
America Movil S.A.B. de C.V.	CITI	1.000%	12/20/2012	0.576%		8,600	57	37	20
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.576%		13,100	87	54	33
America Movil S.A.B. de C.V.	UBS	1.000%	09/20/2012	0.520%		30,000	187	114	73
American Express Co.	JPM	2.750%	03/20/2014	0.416%		3,000	193	0	193
American International Group, Inc.	BOA	5.000%	09/20/2011	0.595%		4,000	46	(200)	246
American International Group, Inc.	DUB	0.890%	12/20/2012	0.902%		100	0	0	0
American International Group, Inc.	DUB	0.900%	12/20/2012	0.902%		300	0	0	0
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	0.697%	EUR	20,600	393	(220)	613
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	0.705%		$25,000	328	(150)	478
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.697%	EUR	3,700	70	(37)	107
Anheuser-Busch InBev Worldwide, Inc.	GSC	1.000%	12/20/2015	0.697%		3,300	63	(41)	104
ArcelorMittal	BCLY	1.000%	12/20/2015	2.137%		$7,000	(329)	(539)	210
ArcelorMittal	BCLY	1.000%	03/20/2016	2.189%		4,200	(216)	(189)	(27)
ArcelorMittal	BNP	1.000%	03/20/2016	2.189%		1,200	(61)	(52)	(9)
ArcelorMittal	BOA	1.000%	12/20/2015	2.137%		1,700	(80)	(114)	34
ArcelorMittal	BOA	1.000%	06/20/2021	2.628%		3,200	(390)	(358)	(32)
ArcelorMittal	CITI	1.000%	03/20/2016	2.189%		1,400	(72)	(57)	(15)
ArcelorMittal	CSFB	1.000%	12/20/2015	2.137%		14,500	(680)	(1,090)	410
ArcelorMittal	CSFB	1.000%	03/20/2016	2.189%		7,500	(385)	(395)	10
ArcelorMittal	GSC	1.000%	03/20/2016	2.189%		2,300	(118)	(105)	(13)
ArcelorMittal	HSBC	1.000%	03/20/2016	2.189%		800	(41)	(35)	(6)
ArcelorMittal	JPM	1.000%	12/20/2015	2.137%		5,000	(235)	(334)	99
ArcelorMittal	JPM	1.000%	03/20/2016	2.189%		4,900	(252)	(192)	(60)
ArcelorMittal	MSC	1.000%	12/20/2015	2.137%		8,300	(389)	(631)	242
ArcelorMittal	MSC	1.000%	03/20/2016	2.189%		2,300	(118)	(141)	23
Australia Government Bond	DUB	1.000%	06/20/2016	0.527%		17,500	403	424	(21)
Australia Government Bond	UBS	1.000%	09/20/2015	0.462%		6,100	138	155	(17)
Australia Government Bond	UBS	1.000%	12/20/2015	0.486%		1,000	23	28	(5)
Banco Santander International	BOA	1.000%	12/20/2011	1.303%		5,000	(6)	(3)	(3)
Banco Santander International	DUB	1.000%	12/20/2011	1.305%	EUR	5,000	(8)	(15)	7
Banco Santander International	GSC	1.000%	12/20/2011	1.303%		$10,000	(11)	3	(14)
Banco Santander International	JPM	1.000%	12/20/2011	1.303%		15,000	(17)	6	(23)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.816%		25,000	176	(502)	678
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.561%		5,000	84	0	84
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.816%		10,000	70	(83)	153
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2012	0.363%		6,600	65	33	32
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.816%		15,000	105	(187)	292
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	0.816%		25,000	175	(468)	643
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	0.644%		8,500	126	(49)	175
BHP Billiton Finance USA Ltd.	CSFB	1.000%	12/20/2015	0.676%		1,200	17	8	9
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.644%		16,200	242	(71)	313
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.644%		800	12	(4)	16
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	0.644%		1,900	28	(11)	39
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	0.644%		3,500	52	(8)	60
BMW Finance NV	BCLY	1.000%	03/20/2016	0.773%	EUR	8,700	131	94	37
BMW Finance NV	JPM	1.000%	03/20/2016	0.773%		6,100	92	73	19
BMW Finance NV	JPM	1.000%	03/20/2016	0.778%		$1,000	10	7	3
BP Capital Markets America, Inc.	CSFB	1.000%	06/20/2015	0.676%		25,000	322	119	203
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.676%		10,000	129	57	72
BP Capital Markets America, Inc.	GSC	1.000%	03/20/2016	0.785%		5,000	50	22	28
BP Capital Markets America, Inc.	GSC	1.000%	06/20/2016	0.818%		5,500	49	49	0
BP Capital Markets America, Inc.	MSC	1.000%	06/20/2015	0.676%		5,000	65	31	34
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.322%		3,000	6	9	(3)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%		7,300	13	(62)	75
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.006%		15,800	1	(133)	134
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		19,800	(32)	(140)	108
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%		1,150	4	(10)	14
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%		11,600	1	(73)	74
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		2,500	4	(25)	29
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%		7,700	(13)	(47)	34
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.876%		400	2	(4)	6
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		10,000	27	(129)	156
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.006%		7,300	0	(54)	54
Brazil Government International Bond	MSC	1.000%	12/20/2011	0.322%		8,000	29	40	(11)
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.043%		5,600	(9)	(38)	29
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.651%		1,100	80	0	80
Canadian Natural Resources Ltd.	BCLY	1.000%	09/20/2015	0.745%		1,500	16	(7)	23

Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.538%		7,000	932	370	562
Canadian Natural Resources Ltd.	GSC	1.000%	12/20/2015	0.793%		6,000	56	18	38
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	0.745%		2,000	21	(7)	28
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.745%		4,100	44	(14)	58
Canadian Natural Resources Ltd.	MSC	1.000%	12/20/2015	0.793%		3,600	33	12	21
Canadian Natural Resources Ltd.	RBS	1.000%	09/20/2015	0.745%		36,800	396	(162)	558
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.536%		14,300	309	198	111
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.536%		5,200	112	71	41
Charter Communications, Inc.	CITI	2.500%	09/20/2011	1.383%		4,500	15	(20)	35
China Government International Bond	BCLY	0.770%	12/20/2014	0.620%		5,350	29	0	29
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%		11,800	121	152	(31)
China Government International Bond	BOA	0.820%	12/20/2014	0.620%		1,300	9	0	9
China Government International Bond	DUB	1.000%	09/20/2015	0.712%		13,000	158	117	41
China Government International Bond	DUB	1.000%	12/20/2015	0.749%		8,100	91	142	(51)
China Government International Bond	HSBC	1.000%	06/20/2015	0.685%		10,000	125	194	(69)
China Government International Bond	JPM	1.000%	06/20/2015	0.685%		3,500	44	71	(27)
China Government International Bond	JPM	1.000%	09/20/2015	0.712%		19,500	236	194	42
China Government International Bond	MSC	1.000%	12/20/2015	0.749%		3,000	33	41	(8)
China Government International Bond	RBS	1.000%	06/20/2015	0.685%		10,000	125	194	(69)
Citigroup, Inc.	MSC	0.280%	09/20/2012	0.364%		700	(1)	0	(1)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.353%		7,000	221	0	221
Comcast Corp.	DUB	1.000%	12/20/2015	0.748%		8,500	96	(8)	104
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	1.082%		40,000	(142)	(38)	(104)
Credit Agricole S.A.	BCLY	1.000%	03/20/2016	1.238%	EUR	7,000	(103)	(356)	253
Daimler Finance North America LLC	BCLY	1.000%	03/20/2016	0.875%		$6,500	39	29	10
Daimler Finance North America LLC	BOA	1.000%	03/20/2016	0.873%	EUR	10,000	86	57	29
Daimler Finance North America LLC	CSFB	1.000%	03/20/2016	0.875%		$1,700	11	10	1
Daimler Finance North America LLC	GSC	1.000%	12/20/2013	0.588%		2,800	29	27	2
Daimler Finance North America LLC	JPM	1.000%	03/20/2016	0.873%	EUR	2,300	20	13	7
Deutsche Telekom International Finance BV	GSC	1.000%	06/20/2016	0.841%		$23,900	187	197	(10)
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.372%		100	1	0	1
E.ON International Finance BV	HSBC	1.000%	03/20/2016	0.715%		3,000	40	32	8
Egypt Government International Bond	BCLY	1.000%	03/20/2016	3.053%		5,500	(481)	(679)	198
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.053%		1,500	(131)	(183)	52
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%		500	(43)	(60)	17
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.053%		5,650	(494)	(708)	214
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		2,900	(254)	(369)	115
Emirate of Abu Dhabi Government Bond	BCLY	1.000%	09/20/2015	0.803%		5,000	42	(25)	67
Emirate of Abu Dhabi Government Bond	CITI	1.000%	09/20/2015	0.803%		4,100	35	(25)	60
Emirate of Abu Dhabi Government Bond	CITI	1.000%	12/20/2015	0.845%		4,000	28	(26)	54
Emirate of Abu Dhabi Government Bond	CITI	1.000%	03/20/2016	0.882%		2,000	12	(13)	25
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	12/20/2015	0.845%		10,000	71	(59)	130
Emirate of Abu Dhabi Government Bond	DUB	1.000%	06/20/2015	0.772%		10,000	92	(53)	145
Emirate of Abu Dhabi Government Bond	GSC	1.000%	09/20/2015	0.803%		1,200	10	(5)	15
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	09/20/2015	0.803%		2,000	17	(8)	25
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%		1,000	6	(8)	14
Emirate of Abu Dhabi Government Bond	MSC	1.000%	09/20/2015	0.803%		4,600	39	(22)	61
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		1,000	5	(8)	13
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		1,000	4	(8)	12
Forest Oil Corp.	BOA	5.000%	06/20/2015	3.205%		5,000	336	104	232
Forest Oil Corp.	CITI	5.000%	06/20/2015	3.205%		2,500	168	63	105
Forest Oil Corp.	CSFB	5.000%	06/20/2015	3.205%		1,500	101	(6)	107
Forest Oil Corp.	GSC	5.000%	06/20/2015	3.205%		6,500	437	126	311
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		1,800	(40)	(71)	31
France Government Bond	CITI	0.250%	03/20/2016	0.739%		4,100	(91)	(165)	74
France Government Bond	GSC	0.250%	03/20/2016	0.739%		34,100	(756)	(1,354)	598
France Government Bond	JPM	0.250%	03/20/2016	0.739%		1,000	(22)	(26)	4
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.353%		300	2	0	2
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	1.313%		5,000	(69)	(12)	(57)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	0.525%		600	1	0	1
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	0.789%		4,000	366	0	366
General Electric Capital Corp.	BNP	4.750%	12/20/2013	0.789%		1,500	148	0	148
General Electric Capital Corp.	BNP	3.900%	03/20/2014	0.848%		10,000	834	0	834
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.382%		3,700	174	70	104
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.668%		4,800	611	0	611
General Electric Capital Corp.	BOA	5.000%	09/20/2014	0.922%		8,000	1,045	922	123
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.252%		500	(5)	(6)	1
General Electric Capital Corp.	CITI	1.310%	03/20/2013	0.606%		1,000	13	0	13
General Electric Capital Corp.	CITI	6.950%	03/20/2013	0.606%		2,425	271	0	271
General Electric Capital Corp.	CITI	4.200%	03/20/2014	0.848%		10,000	916	0	916
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.922%		5,000	653	178	475
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.525%		4,000	34	0	34
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%		2,000	198	0	198
General Electric Capital Corp.	GSC	1.000%	12/20/2011	0.339%		11,500	40	3	37
General Electric Capital Corp.	GSC	5.700%	12/20/2013	0.789%		5,000	613	0	613
General Electric Capital Corp.	GSC	5.000%	09/20/2014	0.922%		4,000	523	160	363
General Electric Capital Corp.	JPM	5.000%	09/20/2014	0.922%		4,300	562	275	287
General Electric Capital Corp.	MSC	1.000%	12/20/2011	0.339%		10,000	35	23	12

General Electric Capital Corp.	RBS	1.000%	03/20/2015	1.055%		1,300	(2)	(37)	35
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.167%		10,000	(37)	(1,000)	963
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	0.368%		11,700	20	(126)	146
Groupe Danone	CSFB	1.000%	12/20/2015	0.542%	EUR	400	12	8	4
Groupe Danone	DUB	1.000%	03/20/2016	0.583%		$2,000	38	32	6
Groupe Danone	JPM	1.000%	12/20/2015	0.542%	EUR	14,200	407	269	138
HCA, Inc.	GSC	5.000%	06/20/2016	3.934%		$2,200	106	138	(32)
HCA, Inc.	MSC	5.000%	06/20/2016	3.934%		8,700	418	533	(115)
Illinois State General Obligation Bonds, Series 2006	DUB	2.770%	03/20/2021	2.142%		3,100	127	0	127
Illinois State General Obligation Bonds, Series 2006	DUB	2.820%	03/20/2021	2.142%		1,200	53	0	53
Illinois State General Obligation Bonds, Series 2006	MSC	2.780%	03/20/2021	2.142%		1,200	50	0	50
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.144%		5,000	(28)	(120)	92
Intelsat Ltd.	JPM	2.500%	09/20/2011	1.004%		9,000	37	30	7
Japan Government International Bond	GSC	1.000%	03/20/2015	0.685%		21,900	259	467	(208)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.749%		2,400	25	35	(10)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		700	7	16	(9)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.832%		18,700	149	48	101
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		300	3	7	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		5,600	45	(6)	51
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%		3,700	34	82	(48)
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		800	6	(10)	16
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		2,000	18	45	(27)
Japan Government International Bond	RBS	1.000%	03/20/2016	0.832%		900	8	(10)	18
Lafarge S.A.	BCLY	1.000%	06/20/2016	2.416%		2,500	(160)	(145)	(15)
Lafarge S.A.	CITI	1.000%	06/20/2016	2.416%		10,500	(671)	(601)	(70)
Lafarge S.A.	CSFB	1.000%	06/20/2016	2.416%		24,300	(1,553)	(1,411)	(142)
Lafarge S.A.	MSC	1.000%	06/20/2016	2.416%		25,000	(1,597)	(1,468)	(129)
Lincoln National Corp.	BOA	1.000%	03/20/2016	1.523%		3,200	(74)	(106)	32
Lincoln National Corp.	DUB	1.000%	03/20/2016	1.523%		5,000	(115)	(169)	54
MBIA, Inc.	UBS	5.000%	03/20/2012	9.813%		4,000	(127)	(140)	13
MetLife, Inc.	BNP	1.000%	06/20/2015	1.246%		1,600	(15)	(167)	152
MetLife, Inc.	DUB	2.073%	03/20/2013	0.620%		1,000	26	0	26
MetLife, Inc.	DUB	5.000%	06/20/2014	0.953%		9,000	1,081	(90)	1,171
MetLife, Inc.	DUB	5.000%	09/20/2014	1.004%		5,000	640	463	177
MetLife, Inc.	DUB	1.000%	03/20/2015	1.176%		10,000	(60)	(490)	430
MetLife, Inc.	DUB	5.000%	09/20/2019	1.758%		9,200	2,088	1,118	970
MetLife, Inc.	GSC	1.000%	12/20/2014	1.096%		10,000	(29)	(560)	531
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%		10,000	(121)	(549)	428
MetLife, Inc.	JPM	5.000%	06/20/2014	0.953%		6,000	721	(36)	757
MetLife, Inc.	JPM	5.000%	09/20/2014	1.004%		15,000	1,919	1,353	566
MetLife, Inc.	MSC	1.000%	06/20/2016	1.492%		3,000	(68)	(94)	26
MetLife, Inc.	UBS	1.000%	03/20/2015	1.176%		850	(5)	(24)	19
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.346%		20,500	37	29	8
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%		9,800	26	(71)	97
Mexico Government International Bond	BCLY	1.000%	12/20/2015	0.980%		8,850	10	(59)	69
Mexico Government International Bond	HSBC	1.690%	09/20/2014	0.812%		15,800	516	0	516
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%		14,900	(4)	(49)	45
Mexico Government International Bond	MSC	1.000%	09/20/2015	0.943%		3,600	9	(28)	37
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%		13,200	(3)	(62)	59
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%		9,800	26	(85)	111
National Bank of Abu Dhabi PJSC	BCLY	1.000%	03/20/2012	0.475%		3,100	12	9	3
National Bank of Abu Dhabi PJSC	GSC	1.000%	03/20/2012	0.475%		4,400	18	5	13
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.410%		5,100	216	0	216
New Jersey State General Obligation Bonds, Series 2001	GSC	1.970%	03/20/2021	1.410%		5,000	201	0	201
New Jersey State General Obligation Bonds, Series 2001	MSC	2.000%	03/20/2021	1.410%		1,400	59	0	59
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.141%		1,100	56	0	56
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.721%		8,000	642	0	642
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.306%		17,100	62	94	(32)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	0.577%		3,800	13	7	6
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		25,000	104	(292)	396
Petrobras International Finance Co.	HSBC	1.000%	12/20/2012	0.797%		11,000	36	0	36
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%		5,000	(57)	(143)	86
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		3,600	15	(23)	38
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		5,700	(65)	(182)	117
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.493%		2,600	58	(12)	70
Potash Corp. of Saskatchewan, Inc.	CSFB	1.000%	12/20/2015	0.493%		1,500	34	(11)	45
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.493%		13,500	303	(17)	320
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.315%		1,000	(14)	(19)	5
Prudential Financial, Inc.	GSC	1.000%	03/20/2016	1.315%		25,000	(345)	(633)	288
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	0.488%		13,000	103	65	38
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.329%		3,900	14	9	5
Qatar Government International Bond	CSFB	1.000%	03/20/2016	0.913%		400	2	0	2
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.913%		1,000	4	(8)	12
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%		3,500	15	(26)	41
Qatar Government International Bond	HSBC	1.000%	06/20/2016	0.946%		1,000	3	(7)	10
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%		4,000	17	(8)	25
Qatar Government International Bond	RBS	1.000%	03/20/2016	0.913%		500	3	0	3
Republic of Italy Government Bond	BNP	1.000%	12/20/2015	1.631%		2,900	(76)	(103)	27

Republic of Italy Government Bond	RBS	1.000%	12/20/2015	1.631%		4,700	(123)	(164)	41
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	0.828%		3,800	27	(15)	42
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.776%		2,000	22	15	7
Rogers Communications, Inc.	JPM	1.000%	12/20/2015	0.686%		22,900	318	82	236
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.776%		5,800	64	39	25
Royal Bank of Scotland Group PLC	BOA	3.000%	06/20/2018	3.994%	EUR	5,500	(435)	(114)	(321)
Royal Bank of Scotland Group PLC	CSFB	3.000%	06/20/2018	3.994%		4,500	(356)	(82)	(274)
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.423%		$19,900	61	88	(27)
Russia Government International Bond	CITI	1.000%	03/20/2016	1.341%		12,700	(191)	(137)	(54)
Russia Government International Bond	HSBC	1.000%	09/20/2011	0.423%		12,900	21	24	(3)
Russia Government International Bond	HSBC	1.000%	03/20/2016	1.341%		3,400	(51)	(46)	(5)
Russia Government International Bond	JPM	1.000%	09/20/2011	0.423%		8,600	14	18	(4)
Russia Government International Bond	MSC	1.000%	06/20/2016	1.384%		1,000	(17)	(13)	(4)
Russia Government International Bond	RBS	1.000%	03/20/2016	1.341%		10,000	(150)	(103)	(47)
Russia Government International Bond	UBS	1.000%	06/20/2015	1.205%		5,000	(38)	(76)	38
RZD Capital Ltd.	MSC	1.000%	03/20/2016	2.197%		600	(26)	(31)	5
RZD Capital Ltd.	RBS	1.000%	03/20/2016	2.197%		900	(40)	(47)	7
Shell International Finance BV	BOA	1.000%	03/20/2016	0.570%	EUR	3,800	108	103	5
Shell International Finance BV	DUB	1.000%	06/20/2016	0.603%		$1,900	37	38	(1)
Shell International Finance BV	GSC	1.000%	03/20/2016	0.581%		3,200	62	66	(4)
Shell International Finance BV	HSBC	1.000%	06/20/2016	0.603%		2,000	38	38	0
Shell International Finance BV	JPM	1.000%	03/20/2016	0.581%		16,300	318	313	5
Shell International Finance BV	MSC	1.000%	06/20/2016	0.603%		16,800	324	315	9
Shell International Finance BV	SOG	1.000%	03/20/2016	0.570%	EUR	1,600	45	44	1
Shell International Finance BV	UBS	1.000%	03/20/2016	0.570%		3,500	99	96	3
SLM Corp.	BOA	5.000%	09/20/2011	0.708%		$21,700	245	(1,487)	1,732
SLM Corp.	CITI	5.000%	09/20/2011	0.708%		8,000	90	(360)	450
SLM Corp.	JPM	5.000%	09/20/2011	0.708%		8,000	90	(960)	1,050
SLM Corp.	MSC	5.000%	09/20/2011	0.708%		3,000	34	(180)	214
South Korea Government Bond	BCLY	1.000%	09/20/2011	0.396%		13,400	23	48	(25)
South Korea Government Bond	BCLY	0.960%	12/20/2014	0.761%		400	3	0	3
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.859%		3,600	22	(22)	44
South Korea Government Bond	BCLY	1.000%	12/20/2015	0.902%		8,600	39	97	(58)
South Korea Government Bond	BCLY	1.000%	06/20/2016	0.973%		4,600	7	11	(4)
South Korea Government Bond	BOA	1.000%	12/20/2015	0.902%		1,400	6	3	3
South Korea Government Bond	CSFB	1.000%	03/20/2016	0.939%		5,000	16	(2)	18
South Korea Government Bond	JPM	1.000%	09/20/2015	0.859%		2,400	14	(10)	24
South Korea Government Bond	JPM	1.000%	12/20/2015	0.902%		12,800	59	(9)	68
South Korea Government Bond	RBS	1.000%	06/20/2015	0.830%		10,000	68	101	(33)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.396%		5,800	10	21	(11)
South Korea Government Bond	UBS	1.000%	09/20/2015	0.859%		10,500	64	(35)	99
South Korea Government Bond	UBS	1.000%	12/20/2015	0.902%		9,000	41	78	(37)
Spain Government International Bond	BNP	1.000%	03/20/2016	2.571%		3,400	(226)	(210)	(16)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%		6,800	(477)	(463)	(14)
Spain Government International Bond	DUB	1.000%	03/20/2016	2.571%		4,100	(272)	(251)	(21)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		12,500	(830)	(769)	(61)
Spain Government International Bond	HSBC	1.000%	03/20/2016	2.571%		6,000	(398)	(365)	(33)
Spain Government International Bond	JPM	1.000%	03/20/2016	2.571%		1,000	(66)	(62)	(4)
Statoil ASA	BCLY	1.000%	06/20/2016	0.574%		8,600	179	168	11
Statoil ASA	CSFB	1.000%	06/20/2016	0.574%		3,000	62	58	4
Statoil ASA	SOG	1.000%	06/20/2016	0.574%		8,600	179	164	15
Statoil ASA	UBS	1.000%	06/20/2016	0.574%		5,000	104	100	4
Teck Resources Ltd.	BCLY	1.000%	03/20/2016	1.288%		1,000	(12)	(2)	(10)
Teck Resources Ltd.	CITI	1.000%	12/20/2015	1.228%		2,200	(21)	(31)	10
Teck Resources Ltd.	MSC	1.000%	03/20/2021	1.827%		10,000	(645)	(521)	(124)
Teck Resources Ltd.	UBS	1.000%	03/20/2016	1.288%		3,000	(38)	(10)	(28)
Telefonica Emisiones S.A.U.	CITI	1.000%	09/20/2011	0.673%		12,000	12	(38)	50
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	1.567%		3,000	(70)	(69)	(1)
Tesco PLC	HSBC	1.000%	03/20/2016	0.754%		3,900	45	50	(5)
Time Warner Cable, Inc.	BCLY	1.000%	12/20/2015	1.034%		4,000	(5)	(39)	34
Time Warner Cable, Inc.	UBS	1.000%	12/20/2015	1.034%		15,000	(18)	(88)	70
TNK-BP Finance S.A.	HSBC	1.000%	03/20/2012	0.819%		7,900	13	(14)	27
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2012	18.803%	JPY	400,000	(737)	(689)	(48)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%		126,000	(288)	(283)	(5)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		200,000	(368)	(222)	(146)
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.518%		$4,500	80	21	59
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.518%		18,000	324	24	300
Toyota Motor Credit Corp.	CITI	1.000%	06/20/2016	0.915%		2,000	9	(5)	14
Toyota Motor Credit Corp.	CSFB	1.000%	06/20/2016	0.915%		2,700	12	(11)	23
Toyota Motor Credit Corp.	HSBC	1.000%	06/20/2016	0.915%		10,000	44	(60)	104
Transocean, Inc.	CSFB	5.000%	03/20/2012	0.363%		1,600	57	5	52
Transocean, Inc.	DUB	5.000%	03/20/2012	0.363%		2,800	99	11	88
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		8,200	166	158	8
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		10,000	203	128	75
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		4,500	92	104	(12)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		7,500	153	111	42
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.534%		5,000	103	94	9
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		9,300	186	161	25

UPC Holding BV	DUB	5.000%	06/20/2016	5.176%	EUR	1,100	(92)	(19)	(73)
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.417%		$500	1	0	1
Volkswagen International Finance NV	BCLY	1.000%	03/20/2016	0.868%	EUR	10,000	89	63	26
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.808%		$8,400	69	(24)	93
Xstrata Finance Canada Ltd.	BCLY	1.000%	03/20/2016	1.552%	EUR	5,000	(172)	(131)	(41)
Xstrata Finance Canada Ltd.	BCLY	1.000%	03/20/2016	1.536%		$5,000	(118)	(49)	(69)
Xstrata Finance Canada Ltd.	BOA	1.000%	03/20/2016	1.552%	EUR	10,000	(343)	(212)	(131)
Xstrata Finance Canada Ltd.	CSFB	1.000%	03/20/2016	1.536%		$24,500	(575)	(233)	(342)
Xstrata Finance Canada Ltd.	GSC	1.000%	03/20/2016	1.552%	EUR	6,700	(231)	(134)	(97)

							$12,321	$(18,066)	$30,387

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$2,000	$(17)	$(78)	$61
MCDX-16 10-Year Index	DUB	1.000%	06/20/2021	6,800	(259)	(313)	54

					$(276)	$(391)	$115

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	310,000	$800	$1,492	$(692)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		900	5	1	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		93,000	587	112	475
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	1,209	300	909
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		157,000	1,675	837	838
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	2,666	499	2,167
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		84,000	775	353	422
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		64,000	590	260	330
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	643	273	370
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	1,547	(33)	1,580
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	3,676	0	3,676
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$31,600	(691)	(168)	(523)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	BOA		5,300	122	122	0
Receive	6-Month EUR-EURIBOR	3.000%	09/21/2016	BCLY	EUR	134,000	(736)	2,224	(2,960)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	CSFB	JPY	1,020,000	3	341	(338)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	38	9	29

							$12,909	$6,622	$6,287

(i)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$168,600	$641	$231
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	72,900	328	100

							$969	$331

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	70	$15	$(15)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	45	15	(10)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	92	30	(39)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	92	42	(8)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	858	679	(649)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	577	247	(352)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	577	503	(157)

				$1,531	$(1,230)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		$360,800	$640	$(211)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		164,300	329	(96)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		24,700	47	(38)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		24,700	101	(57)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		59,700	412	(359)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		59,700	674	(523)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	139	(4)

								$2,342	$(1,288)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	09/21/2011		$23,000	$59	$(39)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	09/21/2011		1,400	4	(2)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011		31,400	145	(123)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	200,500	1,180	(401)

							$1,388	$(565)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	80.000	07/12/2011	$21,100	$267	$(71)
Put - OTC USD versus JPY	JPM		80.000	07/12/2011	29,000	308	(97)

						$575	$(168)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$40,300	$213	$(261)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	29,000	147	(188)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	147,200	1,642	(2,386)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	83,900	911	(1,375)

					$2,913	$(4,210)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$(75)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	274	(65)

						$514	$(140)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,471	07/2011	BNP	$0	$(1)	$(1)
Sell		2,435	07/2011	DUB	0	(66)	(66)
Sell	BRL	14,990	08/2011	BCLY	0	(167)	(167)
Sell		52,327	08/2011	HSBC	0	(348)	(348)
Buy		67,318	08/2011	RBS	1,085	0	1,085
Buy		14,990	09/2011	BCLY	164	0	164
Sell		15,371	09/2011	HSBC	0	(266)	(266)
Buy		32,356	09/2011	MSC	461	0	461
Sell		16,967	09/2011	MSC	0	(294)	(294)
Buy	CAD	1,732	09/2011	BNP	31	0	31
Buy		31,358	09/2011	DUB	621	0	621
Sell		12,687	09/2011	HSBC	0	(127)	(127)
Buy		12,808	09/2011	RBC	267	0	267
Sell	CNY	11,000	09/2011	DUB	1	0	1
Buy		44,214	09/2011	JPM	51	0	51
Buy		8,413	11/2011	BCLY	0	(3)	(3)
Buy		192,647	11/2011	BOA	912	0	912
Buy		50,604	11/2011	CITI	43	0	43
Buy		81,534	11/2011	DUB	390	0	390
Buy		139,482	11/2011	GSC	657	0	657
Buy		3,370	11/2011	HSBC	0	(2)	(2)
Buy		23,979	11/2011	JPM	0	(9)	(9)
Sell		92,356	11/2011	UBS	0	(60)	(60)
Buy		4,013	02/2012	BCLY	0	(3)	(3)
Sell		87,311	02/2012	DUB	0	(152)	(152)
Buy		50,000	06/2012	CITI	6	0	6
Buy		36,600	06/2012	DUB	2	(14)	(12)
Buy		38,315	06/2012	GSC	3	0	3
Buy		38,000	06/2012	HSBC	5	0	5
Buy		14,750	06/2012	JPM	0	0	0
Buy		138,000	06/2012	SOG	0	(74)	(74)
Buy		11,000	08/2013	DUB	0	(4)	(4)
Buy		60,000	04/2014	RBS	0	(127)	(127)
Buy		13,650	04/2016	JPM	0	(24)	(24)
Buy	EUR	2,651	07/2011	BNP	46	0	46
Sell		17,096	07/2011	BNP	4	(295)	(291)
Buy		1,841	07/2011	BOA	75	0	75
Buy		3,944	07/2011	CITI	101	0	101
Sell		34,854	07/2011	CITI	0	(894)	(894)
Buy		431	07/2011	CSFB	9	0	9
Sell		112,693	07/2011	CSFB	0	(831)	(831)
Buy		9,300	07/2011	HSBC	147	0	147
Sell		76,288	07/2011	JPM	0	(512)	(512)
Buy		41,680	07/2011	RBC	61	(1,144)	(1,083)
Sell		3,260	07/2011	RBC	0	(108)	(108)
Sell		120,813	07/2011	RBS	0	(1,114)	(1,114)
Sell	GBP	20,218	09/2011	BCLY	635	0	635
Buy		300	09/2011	CITI	0	(7)	(7)
Sell		20,219	09/2011	CITI	671	0	671
Buy		616	09/2011	RBC	0	(8)	(8)
Sell		19,916	09/2011	UBS	765	0	765
Sell	IDR	37,313,050	07/2011	BCLY	0	(341)	(341)
Buy		54,420,650	07/2011	CITI	506	0	506
Sell		135,782,700	07/2011	CITI	0	(627)	(627)
Buy		113,167,100	07/2011	HSBC	1,129	0	1,129
Buy		5,508,000	07/2011	JPM	42	0	42
Buy	INR	232,000	08/2011	DUB	214	0	214
Sell		1,965,256	08/2011	DUB	0	(1,314)	(1,314)
Buy		616,996	08/2011	HSBC	515	0	515
Buy		199,114	08/2011	JPM	169	0	169
Buy		914,308	08/2011	RBS	722	0	722
Buy		1,351,695	08/2011	UBS	1,061	0	1,061
Sell	JPY	187	07/2011	BCLY	0	0	0
Buy		72,839	07/2011	CITI	4	0	4
Sell		958,891	07/2011	CITI	29	0	29
Sell		2,152,322	07/2011	HSBC	120	0	120
Sell		305,973	07/2011	JPM	0	(148)	(148)
Sell		4,616	07/2011	RBC	0	(1)	(1)
Buy	KRW	29,086,000	08/2011	CITI	681	0	681
Buy		29,537,000	08/2011	JPM	463	0	463
Buy		10,224,731	11/2011	CITI	165	0	165
Buy		10,000,000	11/2011	GSC	146	0	146

Buy		16,000,000	11/2011	JPM	254	0	254
Buy	MXN	1,691	07/2011	CITI	7	0	7
Buy		1,054,902	07/2011	HSBC	3,764	0	3,764
Sell		1,056,593	07/2011	HSBC	0	(532)	(532)
Buy		1,056,593	11/2011	HSBC	557	0	557
Buy	NOK	247,343	08/2011	DUB	0	(1,151)	(1,151)
Buy	PHP	1,135,013	03/2012	CITI	0	(64)	(64)
Buy		909,000	03/2012	JPM	0	(26)	(26)
Buy	RUB	1,411,105	07/2011	CITI	462	(62)	400
Sell		1,411,105	07/2011	CITI	43	(154)	(111)
Buy		268,305	07/2011	HSBC	308	0	308
Sell		268,305	07/2011	HSBC	20	0	20
Buy		839,705	09/2011	CITI	218	0	218
Buy	SGD	7,200	09/2011	BCLY	231	0	231
Buy		16,600	09/2011	CITI	535	0	535
Buy		15,800	09/2011	DUB	260	0	260
Buy		4,000	09/2011	GSC	8	0	8
Buy		24,106	09/2011	JPM	641	0	641
Buy		20,900	09/2011	RBS	586	0	586
Buy		2,400	09/2011	UBS	0	0	0
Buy	TWD	570	01/2012	BCLY	0	0	0
Sell	ZAR	153	07/2011	BCLY	0	(2)	(2)
Buy		153	07/2011	JPM	0	0	0

					$21,073	$(11,076)	$9,997

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$9,993	$253,399	$11,017	$274,409
Corporate Bonds & Notes
Banking & Finance	0	2,378,230	11,030	2,389,260
Industrials	0	1,669,990	186,055	1,856,045
Utilities	0	447,337	1,133	448,470
Convertible Bonds & Notes
Industrials	0	14,994	0	14,994
Municipal Bonds & Notes
California	0	55,649	0	55,649
Colorado	0	8,028	0	8,028
Florida	0	2,036	0	2,036
Louisiana	0	3,044	0	3,044
New York	0	11,022	0	11,022
Ohio	0	2,627	0	2,627
Texas	0	40,078	0	40,078
Washington	0	2,143	0	2,143
U.S. Treasury Obligations	0	194,080	0	194,080
Mortgage-Backed Securities	0	52,434	0	52,434
Asset-Backed Securities	0	21,308	21,031	42,339
Sovereign Issues	0	31,549	0	31,549
Convertible Preferred Securities
Banking & Finance	20,882	0	0	20,882
Utilities	2,918	0	0	2,918
Preferred Securities
Banking & Finance	1,821	14,861	0	16,682
Short-Term Instruments
Certificates of Deposit	0	74,011	0	74,011
Repurchase Agreements	0	16,639	0	16,639
Short-Term Notes	0	7,934	0	7,934
U.S. Treasury Bills	0	8,370	0	8,370
PIMCO Short-Term Floating NAV Portfolio	365,136	0	0	365,136
Purchased Options
Interest Rate Contracts	0	331	0	331
	$400,750	$5,310,094	$230,266	$5,941,110
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	36,372	12	36,384
Foreign Exchange Contracts	0	21,073	0	21,073
Interest Rate Contracts	2,619	10,800	0	13,419
	$2,619	$68,245	$12	$70,876

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,501)	0	(6,501)
Foreign Exchange Contracts	0	(11,244)	0	(11,244)
Interest Rate Contracts	(7,188)	(7,031)	(4,350)	(18,569)

	$(7,188)	$(24,776)	$(4,350)	$(36,314)

Totals	$396,181	$5,353,563	$225,928	$5,975,672

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$4,167	$6,893	$0	$0	$0	$(43)	$0	$0	$11,017	$(43)
Corporate Bonds & Notes
Banking & Finance	8,099	2,927	0	(1)	0	5	0	0	11,030	5
Industrials	177,367	15,369	(2,548)	(112)	(68)	(1,489)	0	(2,464)	186,055	(1,341)
Utilities	1,111	0	0	(11)	0	33	0	0	1,133	33
Asset-Backed Securities	22,092	0	0	48	0	(148)	0	(961)	21,031	(157)

	$212,836	$25,189	$(2,548)	$(76)	$(68)	$(1,642)	$0	$(3,425)	$230,266	$(1,503)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$18	$0	$0	$0	$0	$21	$0	$(27)	$12	$(1)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,949)	$0	$0	$0	$0	$599	$0	$0	$(4,350)	$599

Totals	$207,905	$25,189	$(2,548)	$(76)	$(68)	$(1,022)	$0	$(3,452)	$225,928	$(905)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 50.3%
BANKING & FINANCE 19.9%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		$735	$819
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	108
American Express Bank FSB
6.000% due 09/13/2017		200	226
American Express Co.
5.500% due 09/12/2016		300	335
6.150% due 08/28/2017		1,800	2,053
8.150% due 03/19/2038		12,300	16,377
American International Group, Inc.
5.050% due 10/01/2015		2,000	2,089
5.750% due 03/15/2067	GBP	500	682
5.850% due 01/16/2018		$3,000	3,146
6.250% due 05/01/2036		8,280	8,470
6.250% due 03/15/2037		2,100	1,922
8.175% due 05/15/2068		3,400	3,728
8.250% due 08/15/2018		1,900	2,182
Anadarko Finance Co.
7.500% due 05/01/2031		14,970	17,339
Asian Development Bank
5.820% due 06/16/2028		500	572
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,504
Banco Bradesco S.A.
2.361% due 05/16/2014		$19,400	19,659
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	17,000	24,542
6.000% due 01/22/2020		$9,700	10,476
Bank of America Corp.
0.591% due 08/15/2016		100	93
5.625% due 07/01/2020		30,485	31,512
5.650% due 05/01/2018		7,200	7,598
5.750% due 12/01/2017		1,550	1,649
5.875% due 01/05/2021		5,000	5,253
6.000% due 09/01/2017		200	215
7.625% due 06/01/2019		5,000	5,798
Bank of America N.A.
6.000% due 10/15/2036		17,990	17,389
Bank of India
4.750% due 09/30/2015		400	415
Bank One Corp.
7.625% due 10/15/2026		95	113
8.000% due 04/29/2027		100	125
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,166
7.434% due 09/29/2049		4,700	4,829
10.179% due 06/12/2021		11,560	14,562
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	11,047
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,400	1,435
7.250% due 04/22/2020		2,500	2,631
Bear Stearns Cos. LLC
0.444% due 11/28/2011		100	100
0.471% due 08/15/2011		100	100
7.250% due 02/01/2018		3,000	3,566
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	255
BNP Paribas S.A.
5.186% due 06/29/2049		7,000	6,478
Capital One Capital V
10.250% due 08/15/2039		1,800	1,919
Capital One Capital VI
8.875% due 05/15/2040		6,600	6,840
Citigroup Capital XXI
8.300% due 12/21/2077		100	102
Citigroup, Inc.
5.365% due 03/06/2036 (l)	CAD	5,940	5,144
5.375% due 08/09/2020		$500	522
5.850% due 12/11/2034		220	218
5.875% due 05/29/2037		17,100	17,011
6.000% due 08/15/2017		3,700	4,055
6.125% due 05/15/2018		3,600	3,968
6.625% due 06/15/2032		4,250	4,412
6.875% due 03/05/2038		34,200	38,182
8.125% due 07/15/2039		22,000	27,617
8.500% due 05/22/2019		19,400	24,072
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	1,979
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		9,900	9,849
11.000% due 06/29/2049		18,200	23,291
Credit Agricole S.A.
6.637% due 05/29/2049		5,800	4,974
8.375% due 10/29/2049		10,000	10,500
Credit Suisse
6.000% due 02/15/2018		3,800	4,104
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	102
Fifth Third Bancorp
6.250% due 05/01/2013		255	276
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	152
5.875% due 01/14/2038		$40,550	41,157
6.150% due 08/07/2037		255	265
6.375% due 11/15/2067		6,150	6,327
6.750% due 03/15/2032		18,880	21,038
6.875% due 01/10/2039		21,600	24,532
Goldman Sachs Group, Inc.
0.450% due 02/06/2012		500	500
5.300% due 02/14/2012		380	390
5.750% due 10/01/2016		200	218
5.950% due 01/18/2018		1,500	1,618
6.125% due 02/15/2033		350	353
6.150% due 04/01/2018		4,600	5,011
6.250% due 09/01/2017		15,300	16,894
6.250% due 02/01/2041		27,400	27,717
6.450% due 05/01/2036		900	871
6.750% due 10/01/2037		20,185	20,246
7.250% due 04/10/2028	GBP	2,000	3,464
7.500% due 02/15/2019		$7,900	9,201
HBOS PLC
6.000% due 11/01/2033		2,600	1,987
6.750% due 05/21/2018		8,500	8,187
HCP, Inc.
6.750% due 02/01/2041		800	849
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	383
5.875% due 11/01/2034		230	231
7.000% due 01/15/2039		13,950	15,913
HSBC Capital Funding LP
4.610% due 12/29/2049		600	581
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,986
6.500% due 05/02/2036		$2,040	2,105
6.500% due 09/15/2037		7,900	8,179
6.800% due 06/01/2038		2,800	2,998
ING Bank NV
1.652% due 06/09/2014		15,600	15,663
JPMorgan Chase & Co.
4.250% due 10/15/2020		2,000	1,959
5.500% due 10/15/2040		4,200	4,191
6.000% due 01/15/2018		2,000	2,226
6.400% due 05/15/2038		16,505	18,692
7.900% due 04/29/2049		2,900	3,125
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		11,500	11,455
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,710	1,719
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		9,950	10,057
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	320
Lincoln National Corp.
6.300% due 10/09/2037		400	417
Lloyds TSB Bank PLC
12.000% due 12/29/2049		3,500	3,809
Merrill Lynch & Co., Inc.
0.474% due 07/25/2011		300	300
1.730% due 05/30/2014	EUR	2,500	3,519
6.110% due 01/29/2037		$200	188
6.400% due 08/28/2017		19,900	21,738
6.875% due 04/25/2018		23,750	26,300
6.875% due 11/15/2018		9,100	9,991
7.750% due 04/30/2018	GBP	1,900	3,423
7.750% due 05/14/2038		$400	445
MetLife, Inc.
5.700% due 06/15/2035		7,400	7,444
5.875% due 02/06/2041		15,000	15,128
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Morgan Stanley
0.590% due 01/09/2014		5,400	5,268
5.500% due 01/26/2020		2,300	2,332
5.500% due 07/24/2020		14,100	14,288
5.550% due 04/27/2017		200	212
5.625% due 01/09/2012		575	589
5.625% due 09/23/2019		8,400	8,629
6.250% due 08/28/2017		14,000	15,151
6.625% due 04/01/2018		5,000	5,513
7.300% due 05/13/2019		1,000	1,135
National City Bank
5.800% due 06/07/2017		380	425
6.200% due 12/15/2011		250	256
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	680
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,058
North American Development Bank
4.375% due 02/11/2020		10,625	11,076
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		10,000	10,577
Pacific Life Insurance Co.
9.250% due 06/15/2039		18,900	24,924
PNC Funding Corp.
5.500% due 09/28/2012		130	137
PNC Preferred Funding Trust III
8.700% due 03/29/2049		200	212
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,065
Rabobank Capital Funding Trust II
5.260% due 12/29/2049		8,000	8,047
RBS Capital Trust II
6.425% due 12/29/2049 (a)		9,690	6,977
Regions Financial Corp.
7.375% due 12/10/2037		4,000	3,815

Resona Bank Ltd.
5.850% due 09/29/2049	100	100
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012	18,700	18,726
2.625% due 05/11/2012	18,200	18,536
7.648% due 08/29/2049	2,850	2,579
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,041
Simon Property Group LP
6.750% due 02/01/2040	9,400	10,533
SLM Corp.
5.625% due 08/01/2033	6,400	5,390
8.000% due 03/25/2020	3,900	4,192
Springleaf Finance Corp.
4.875% due 07/15/2012	200	200
5.625% due 08/17/2011	475	475
SunTrust Banks, Inc.
6.000% due 09/11/2017	505	561
Svenska Handelsbanken AB
1.248% due 09/14/2012	5,300	5,350
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	18,900	21,578
U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,507	6,812
UBS AG
4.875% due 08/04/2020	8,500	8,607
UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	4,158
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,061
6.600% due 01/15/2038	26,561	29,213
Wachovia Corp.
5.500% due 08/01/2035	160	152
5.625% due 10/15/2016	100	109
Wells Fargo & Co.
5.625% due 12/11/2017	2,000	2,211
7.980% due 03/29/2049	3,200	3,472
Wells Fargo Bank N.A.
5.950% due 08/26/2036	5,400	5,518
Wells Fargo Capital X
5.950% due 12/01/2086	2,000	1,967
Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	5,058
Westpac Banking Corp.
0.438% due 12/14/2012	10,000	10,007
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	10,000	10,164
Weyerhaeuser Co.
7.375% due 03/15/2032	16,400	17,112

		1,132,512

INDUSTRIALS 22.3%
AGL Capital Corp.
5.875% due 03/15/2041	9,600	10,016
Alcoa, Inc.
5.400% due 04/15/2021	16,800	16,872
5.950% due 02/01/2037	10,000	9,553
ALROSA Finance S.A.
7.750% due 11/03/2020	800	872
Altria Group, Inc.
9.950% due 11/10/2038	29,545	41,633
10.200% due 02/06/2039	9,562	13,754
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	12,300	12,918
6.375% due 03/01/2035	700	756
Amgen, Inc.
5.650% due 06/15/2042	28,100	28,248
6.375% due 06/01/2037	2,500	2,784
6.900% due 06/01/2038	300	356
Anadarko Petroleum Corp.
6.200% due 03/15/2040	10,000	10,169
6.450% due 09/15/2036	17,325	18,135
7.950% due 06/15/2039	300	369
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,750
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	500	569
Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	10,000	11,420
8.000% due 11/15/2039	5,000	6,781
8.200% due 01/15/2039	3,900	5,382
ArcelorMittal
5.500% due 03/01/2021	3,400	3,409
6.750% due 03/01/2041	22,900	22,770
7.000% due 10/15/2039	9,900	10,041
9.850% due 06/01/2019	5,000	6,345
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	8,600	9,109
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	3,791
Barrick Gold Corp.
5.800% due 11/15/2034	10	10
Barrick North America Finance LLC
5.700% due 05/30/2041	22,000	21,432
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	5,174
Boston Scientific Corp.
7.375% due 01/15/2040	7,000	8,100
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,095
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	489
6.200% due 08/15/2036	500	545
6.530% due 07/15/2037	200	226
Cameron International Corp.
5.950% due 06/01/2041	8,100	8,166
Canadian National Railway Co.
6.375% due 11/15/2037	400	465
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,159
6.250% due 03/15/2038	9,300	10,153
6.450% due 06/30/2033	100	111
6.500% due 02/15/2037	250	279
6.750% due 02/01/2039	6,225	7,153
Caterpillar, Inc.
5.200% due 05/27/2041	17,800	17,869
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	15,192
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	4,702
Charter Communications Operating LLC
8.000% due 04/30/2012	1,000	1,045
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	4,356
Codelco, Inc.
7.500% due 01/15/2019	200	242
Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,429
Comcast Corp.
6.400% due 03/01/2040	39,500	42,417
6.550% due 07/01/2039	5,200	5,650
7.050% due 03/15/2033	7,590	8,810
Conoco Funding Co.
7.250% due 10/15/2031	10	12
Covidien International Finance S.A.
6.550% due 10/15/2037	500	580
Cox Communications, Inc.
6.450% due 12/01/2036	3,800	4,104
8.375% due 03/01/2039	24,838	32,580
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,150
CSX Corp.
5.500% due 04/15/2041	2,100	2,056
6.150% due 05/01/2037	800	860
6.220% due 04/30/2040	4,200	4,550
CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,234
CVS Pass-Through Trust
5.789% due 01/10/2026	3,064	3,131
6.036% due 12/10/2028	147	156
7.507% due 01/10/2032	16,173	19,217
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	31,727	41,983
9.250% due 06/01/2032	3,700	5,296
Devon Energy Corp.
7.950% due 04/15/2032	6,200	8,072
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	4,856
Dow Chemical Co.
4.250% due 11/15/2020	25,000	24,475
8.550% due 05/15/2019	600	774
9.400% due 05/15/2039	10,300	15,326
Eli Lilly & Co.
5.550% due 03/15/2037	35	36
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	946
Encana Corp.
6.500% due 08/15/2034	1,800	1,913
6.500% due 02/01/2038	9,550	10,254
6.625% due 08/15/2037	8,400	9,059
Energy Transfer Partners LP
6.625% due 10/15/2036	6,500	6,728
7.500% due 07/01/2038	2,100	2,385
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	585
EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,177
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	7,100	7,772
8.146% due 04/11/2018	1,050	1,240
8.625% due 04/28/2034	3,510	4,398
9.250% due 04/23/2019	2,600	3,260
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	1,939
7.750% due 11/15/2029	80	92
8.000% due 01/15/2024	1,750	2,081
8.875% due 05/15/2031	5,700	7,220
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,226
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	511
HCA, Inc.
9.250% due 11/15/2016	100	107
Hess Corp.
7.300% due 08/15/2031	1,300	1,559
Hewlett-Packard Co.
0.364% due 03/01/2012	100	100
HJ Heinz Finance Co.
7.125% due 08/01/2039	9,050	10,781

KeySpan Corp.
5.803% due 04/01/2035	120	121
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,319
6.375% due 03/01/2041	2,800	2,876
6.500% due 02/01/2037	700	732
6.500% due 09/01/2039	4,400	4,584
6.950% due 01/15/2038	21,460	23,381
7.300% due 08/15/2033	3,000	3,428
7.400% due 03/15/2031	300	343
Kraft Foods, Inc.
5.375% due 02/10/2020	15,000	16,416
6.500% due 02/09/2040	35,700	39,791
7.000% due 08/11/2037	900	1,052
Kroger Co.
6.900% due 04/15/2038	9,600	11,126
7.500% due 04/01/2031	200	243
Lockheed Martin Corp.
5.970% due 06/01/2040	8	8
Marathon Oil Corp.
6.600% due 10/01/2037	900	1,001
McDonald’s Corp.
5.700% due 02/01/2039	55	59
Meccanica Holdings USA
6.250% due 01/15/2040	2,900	2,635
NBC Universal Media LLC
5.950% due 04/01/2041	27,400	27,961
6.400% due 04/30/2040	10,600	11,431
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	17,393
News America, Inc.
6.150% due 02/15/2041	10,300	10,238
6.200% due 12/15/2034	300	307
6.650% due 11/15/2037	5,000	5,376
Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,801
7.250% due 02/15/2031	220	272
Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,552
Oracle Corp.
5.375% due 07/15/2040	10,000	10,149
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	551
6.625% due 06/15/2038	3,600	3,793
Pernod-Ricard S.A.
5.750% due 04/07/2021	3,000	3,145
Petrobras International Finance Co.
6.875% due 01/20/2040	9,600	10,270
7.875% due 03/15/2019	10,500	12,760
Petro-Canada
5.950% due 05/15/2035	300	307
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	10,196
Pfizer, Inc.
7.200% due 03/15/2039	8,000	10,078
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,774
Plains All American Pipeline LP
6.650% due 01/15/2037	700	742
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	6,679
Pride International, Inc.
7.875% due 08/15/2040	8,100	10,099
Reynolds American, Inc.
7.250% due 06/15/2037	1,700	1,838
Roche Holdings, Inc.
7.000% due 03/01/2039	9,600	11,690
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	224
6.875% due 04/15/2040	20,100	20,050
7.500% due 07/15/2038	4,100	4,418
Shell International Finance BV
5.500% due 03/25/2040	20,000	20,999
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	7,000	7,938
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	11,100	11,053
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	4,645
Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	3,068
6.850% due 06/01/2039	2,500	2,833
Target Corp.
7.000% due 01/15/2038	4,140	4,972
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	4,923
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	7,534
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,469
7.625% due 04/01/2037	4,720	5,714
8.375% due 06/15/2032	3,600	4,569
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,099
Time Warner Cable, Inc.
5.875% due 11/15/2040	20,900	20,699
6.550% due 05/01/2037	7,650	8,152
6.750% due 06/15/2039	3,500	3,841
7.300% due 07/01/2038	5,225	6,093
Time Warner, Inc.
5.875% due 11/15/2016	100	114
6.100% due 07/15/2040	14,000	14,280
6.200% due 03/15/2040	7,800	8,018
6.250% due 03/29/2041	18,845	19,643
6.500% due 11/15/2036	8,662	9,264
7.700% due 05/01/2032	70	85
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	434
7.625% due 01/15/2039	10,500	13,044
Transocean, Inc.
6.500% due 11/15/2020	10,800	12,091
6.800% due 03/15/2038	28,475	30,671
Union Pacific Corp.
6.150% due 05/01/2037	400	440
Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,700	1,913
UST LLC
5.750% due 03/01/2018	600	646
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,317
6.875% due 11/10/2039	4,300	4,695
8.250% due 01/17/2034	3,800	4,668
Viacom, Inc.
6.875% due 04/30/2036	750	840
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	3,970
5.625% due 04/15/2041	15,500	16,050
6.500% due 08/15/2037	16,600	19,129
Williams Cos., Inc.
8.750% due 03/15/2032	500	638
Williams Partners LP
6.300% due 04/15/2040	2,200	2,289
Yum! Brands, Inc.
6.875% due 11/15/2037	100	114

		1,274,015

UTILITIES 8.1%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	1,977
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,656
Appalachian Power Co.
6.700% due 08/15/2037	3,910	4,383
7.000% due 04/01/2038	500	585
AT&T Corp.
8.000% due 11/15/2031	1,385	1,838
AT&T, Inc.
4.450% due 05/15/2021	27,300	27,818
5.350% due 09/01/2040	46,822	44,540
6.300% due 01/15/2038	13,750	14,609
6.400% due 05/15/2038	1,100	1,184
6.500% due 09/01/2037	450	491
6.550% due 02/15/2039	19,700	21,680
BellSouth Corp.
6.550% due 06/15/2034	365	394
British Telecommunications PLC
9.875% due 12/15/2030	730	1,005
Carolina Power & Light Co.
6.300% due 04/01/2038	800	922
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,711
Cleco Power LLC
6.000% due 12/01/2040	4,700	4,870
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,671
Columbus Southern Power Co.
5.850% due 10/01/2035	100	104
6.600% due 03/01/2033	65	74
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	5,000	5,439
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	22,849
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,202
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,221
Duke Energy Indiana, Inc.
6.450% due 04/01/2039	700	800
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	109
EDF S.A.
5.500% due 01/26/2014	100	110
6.500% due 01/26/2019	100	117
6.950% due 01/26/2039	13,570	15,925
FirstEnergy Corp.
7.375% due 11/15/2031	9,350	10,676
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	14,918
Florida Power & Light Co.
5.625% due 04/01/2034	100	106
5.850% due 02/01/2033	60	65
5.950% due 02/01/2038	200	222
5.960% due 04/01/2039	5,000	5,559
Florida Power Corp.
6.350% due 09/15/2037	200	230
6.400% due 06/15/2038	1,300	1,507
France Telecom S.A.
8.500% due 03/01/2031	12,975	17,511

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	3,900	4,660
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	844
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	7,419
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,870
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	4,330	4,678
6.500% due 09/15/2037	7,200	8,144
NGPL PipeCo LLC
7.119% due 12/15/2017	200	224
7.768% due 12/15/2037	26,145	28,234
Ohio Power Co.
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	34
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,609
Pacific Gas & Electric Co.
5.400% due 01/15/2040	6,800	6,622
5.800% due 03/01/2037	1,000	1,031
6.350% due 02/15/2038	13,200	14,533
PacifiCorp
5.750% due 04/01/2037	60	64
6.000% due 01/15/2039	2,040	2,260
6.100% due 08/01/2036	60	66
6.250% due 10/15/2037	105	119
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,483
Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,647
PSEG Power LLC
8.625% due 04/15/2031	600	773
Public Service Co. of Colorado
6.250% due 09/01/2037	235	272
6.500% due 08/01/2038	5,200	6,224
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	157
Puget Energy, Inc.
6.000% due 09/01/2021	11,200	11,254
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	835
Qwest Corp.
7.500% due 06/15/2023	100	101
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	850	875
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,227
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,119
5.950% due 02/01/2038	7,710	8,545
6.000% due 01/15/2034	3,800	4,209
Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	2,722
7.721% due 06/04/2038	8,900	8,876
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	544
7.500% due 07/18/2016	1,100	1,257
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,161
6.000% due 04/01/2041	3,100	3,249
6.400% due 02/15/2038	5,500	5,980
6.900% due 04/15/2038	19,100	21,982
7.350% due 04/01/2039	1,512	1,822
8.950% due 03/01/2039	7,900	11,187
Verizon Global Funding Corp.
7.750% due 12/01/2030	500	626
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	22
8.875% due 11/15/2038	7,750	11,509
Vodafone Group PLC
6.150% due 02/27/2037	12,610	13,575

		462,745

Total Corporate Bonds & Notes (Cost $2,711,835)		2,869,272

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Transocean, Inc.
1.500% due 12/15/2037	3,000	3,011

Total Convertible Bonds & Notes (Cost $2,795)		3,011

MUNICIPAL BONDS & NOTES 7.0%
CALIFORNIA 2.0%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,569
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	11,847
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	13,400	14,446
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	6,899
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	267
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	146
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	2,517
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	10,200	10,912
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	7,981
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	102
4.500% due 07/01/2024	1,300	1,312
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,350	9,458
Napa Valley, California Unified School District General Obligation Notes, (BABs), Series 2010
6.507% due 08/01/2043	900	919
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,185
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,180
Riverside, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,650
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,408
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	8,297
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,596
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	10,286
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	9,600	10,105
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	3,700	3,883
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	3,600
West Contra Costa, California Unified School District General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	700	759

		115,324

COLORADO 0.2%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,029
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,473
Denver, Colorado City & County Revenue Bonds, Series 2011
5.000% due 11/15/2021	3,445	3,645
5.250% due 11/15/2022	2,550	2,731
Denver, Colorado City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,061
5.750% due 11/15/2020	600	670

		10,609

CONNECTICUT 0.0%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,167

DISTRICT OF COLUMBIA 0.1%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	7,900	7,814

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,036

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	4,530

ILLINOIS 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	5,900	5,854
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	640

		6,494

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	122

MICHIGAN 0.2%
Detroit, Michigan Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	232
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	11,580

		11,812

MISSISSIPPI 0.1%
Mississippi State Development Bank Special Obligation Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,233

NEW JERSEY 0.6%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	521
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	14,211
0.000% due 12/15/2033	10,000	2,406
0.000% due 12/15/2040	20,760	2,966
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	10,389
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	4,265

		34,758

NEW YORK 1.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	4,383
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	9,700	10,112
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	100
5.790% due 06/15/2041	6,100	6,117
5.882% due 06/15/2044	1,100	1,167
6.011% due 06/15/2042	11,220	12,310
6.282% due 06/15/2042	2,100	2,163
6.491% due 06/15/2042	4,000	4,191
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	5,500	5,608
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.962% due 06/15/2031	2,000	2,252
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	10,889
6.814% due 11/15/2040	6,800	7,495

		66,787

OHIO 0.7%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	17,980	21,468
8.084% due 02/15/2050	7,800	9,708
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	5,478
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	292
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.875% due 06/01/2031	2,000	2,173

		39,119

PENNSYLVANIA 0.1%
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	591
6.765% due 06/01/2040	2,900	2,870

		3,461

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	42

TEXAS 1.5%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,363
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	14,608
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,170
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	8,500	8,903
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	14,600	13,871
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	5,721
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,900	3,163
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	5,350	5,632
5.808% due 02/01/2041	4,800	5,090
6.308% due 02/01/2037	2,500	2,636
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,140
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.017% due 02/15/2031	1,300	1,500
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.950% due 02/01/2027	1,000	1,157
10.049% due 10/01/2031	2,400	2,834
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	15,600	16,415
5.178% due 04/01/2030	900	923

		88,126

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,350	1,742

Total Municipal Bonds & Notes (Cost $371,186)		397,176

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
0.000% due 06/01/2017 (h)	80,700	69,377
0.000% due 03/23/2028 - 05/15/2030	24,100	9,660
0.246% due 07/25/2037	96	95
0.316% due 03/25/2036	30	28
0.386% due 10/27/2037	2,400	2,385
0.586% due 09/25/2032	143	143
0.686% due 02/25/2032	6	6
0.786% due 05/25/2030	7,348	7,359
1.495% due 06/01/2043	413	412
1.909% due 10/01/2035	1,557	1,615
2.050% due 06/01/2035	1,803	1,888
2.051% due 04/01/2035	1,117	1,182
2.078% due 12/01/2034	1,796	1,868
2.250% due 03/15/2016	16,000	16,265
2.412% due 12/01/2033	91	95
2.534% due 05/25/2035	2,259	2,352
2.680% due 11/01/2034	3,437	3,624
2.695% due 09/01/2035	108	113
2.792% due 08/01/2035	254	267
3.260% due 06/01/2035	2,304	2,373
3.314% due 09/25/2020	20,000	18,975
4.000% due 02/25/2019	100	106
5.000% due 02/25/2017 - 08/25/2033	47	49
5.337% due 11/01/2035	213	229
5.500% due 12/01/2032 - 11/01/2037	9,551	10,334
5.625% due 04/17/2028 - 07/15/2037	70,325	79,521
5.900% due 07/25/2042	26	28
6.000% due 10/25/2021 - 10/01/2036	17,173	18,825
6.080% due 09/01/2028	1,800	2,092
6.210% due 08/06/2038	12,900	15,876
6.318% due 06/15/2027	3,000	3,152

6.494% due 05/25/2032	46	50
6.625% due 11/15/2030	83,400	105,581
8.100% due 08/12/2019	200	270
Federal Farm Credit Bank
5.125% due 07/09/2029	500	532
5.750% due 12/07/2028	20	23
Federal Home Loan Bank
5.250% due 08/15/2022	460	519
5.500% due 07/15/2036	7,755	8,545
6.640% due 12/13/2016	50	61
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	72,274	60,154
Freddie Mac
0.000% due 03/15/2031	22,400	8,457
0.337% due 07/15/2019 - 10/15/2020	1,122	1,121
0.417% due 02/15/2019	572	572
0.537% due 12/15/2030	48	48
0.587% due 01/15/2033	23	23
0.687% due 09/15/2030	7	7
1.484% due 10/25/2044	91	91
1.495% due 02/25/2045	22	21
2.500% due 05/17/2018	1,390	1,423
2.740% due 10/01/2035	159	168
4.899% due 06/01/2035	191	201
5.000% due 02/16/2017 - 12/01/2038	17,485	19,648
5.016% due 04/01/2035	219	231
5.400% due 03/17/2021	500	560
5.500% due 02/15/2024	60	66
6.000% due 06/15/2035 - 10/01/2037	24,637	27,419
6.500% due 10/25/2043	163	183
8.250% due 06/01/2016	130	158
Ginnie Mae
3.375% due 05/20/2030	192	200
5.000% due 03/20/2040	9,971	10,859
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	75,364	48,887
5.500% due 09/18/2023 - 09/18/2033	117,122	134,891
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 04/15/2030	357,300	207,703
Resolution Funding Corp. Interest Strip
0.000% due 04/15/2018 - 04/15/2029	97,375	68,217
Small Business Administration
5.290% due 12/01/2027	1,321	1,436
5.510% due 11/01/2027	346	380
Tennessee Valley Authority
0.000% due 04/15/2042 (c)	500	518
4.625% due 09/15/2060	25,700	24,217
4.875% due 01/15/2048	4,050	4,034
5.250% due 09/15/2039	5,000	5,315
5.375% due 04/01/2056	14,983	16,159
5.500% due 06/15/2038	14,300	15,626
5.880% due 04/01/2036	21,000	24,202
6.235% due 07/15/2045	1,022	1,144
7.125% due 05/01/2030	50,000	65,091

Total U.S. Government Agencies (Cost $1,115,742)		1,135,305

U.S. TREASURY OBLIGATIONS 13.7%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	2,389	2,502
2.375% due 01/15/2025	955	1,098
2.375% due 01/15/2027	26,927	30,717
2.500% due 01/15/2029	31,775	36,959
3.375% due 04/15/2032	3,547	4,696
3.625% due 04/15/2028	1,529	2,015
3.875% due 04/15/2029	4,377	6,002
U.S. Treasury Bonds
3.500% due 02/15/2039	4,270	3,668
4.375% due 11/15/2039 (g)	124,900	124,998
4.750% due 02/15/2041	16,700	17,754
5.375% due 02/15/2031	2,952	3,459
U.S. Treasury Strips
0.000% due 02/15/2023 (f)(h)	278,250	178,182
0.000% due 02/15/2023 (h)	24,200	15,655
0.000% due 02/15/2027	64,800	32,957
0.000% due 08/15/2027	61,100	30,223
0.000% due 11/15/2027	143,600	71,119
0.000% due 08/15/2028	17,100	8,096
0.000% due 11/15/2029	7,100	3,113
0.000% due 08/15/2030	50,000	21,069
0.000% due 05/15/2032	19,400	7,473
0.000% due 11/15/2032	52,000	19,493
0.000% due 05/15/2033	18,800	6,869
0.000% due 11/15/2033	18,800	6,680
0.000% due 05/15/2034	10,700	3,703
0.000% due 05/15/2037	130,000	38,395
0.000% due 08/15/2037	15,500	4,524
0.000% due 02/15/2038	19,000	5,539
0.000% due 05/15/2038	8,400	2,359
0.000% due 05/15/2039	34,700	9,436
0.000% due 11/15/2039 (h)	240,700	63,749
0.000% due 11/15/2040	62,800	15,853
0.000% due 02/15/2041	20,780	5,185

Total U.S. Treasury Obligations (Cost $811,712)		783,540

MORTGAGE-BACKED SECURITIES 4.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,261
American Home Mortgage Assets
1.198% due 11/25/2046	3,227	1,503
American Home Mortgage Investment Trust
2.021% due 09/25/2035	50	50
2.403% due 02/25/2045	46	41
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049	5,078	4,908
4.877% due 07/10/2042	725	772
5.802% due 06/10/2049	4,734	4,878
7.226% due 10/11/2037	91	103
Banc of America Funding Corp.
2.783% due 05/25/2035	78	75
2.785% due 02/20/2036	2,590	2,392
5.775% due 01/20/2047	173	115
Banc of America Large Loan, Inc.
0.697% due 08/15/2029	1,188	1,096
1.937% due 11/15/2015	29,260	27,170
5.805% due 02/24/2051	5,300	5,714
5.912% due 12/24/2049	8,800	9,535
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	6	6
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	1,030	958
2.560% due 10/25/2035	421	370
2.710% due 03/25/2035	4,361	4,105
2.711% due 05/25/2034	40	39
2.731% due 03/25/2035	472	444
2.827% due 10/25/2035	2,200	2,021
2.860% due 02/25/2034	57	52
3.028% due 11/25/2034	135	111
3.279% due 11/25/2030	10	10
5.230% due 05/25/2047	5,117	3,712
Bear Stearns Alt-A Trust
2.916% due 09/25/2035	13,415	9,782
4.627% due 11/25/2036	497	317
4.838% due 11/25/2036	303	180
CC Mortgage Funding Corp.
0.316% due 05/25/2048	133	57
Chase Mortgage Finance Corp.
2.529% due 03/25/2037	1,724	1,365
5.500% due 11/25/2035	5,000	4,579
Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037	130	72
0.986% due 08/25/2035	553	426
2.370% due 08/25/2035	716	684
2.450% due 08/25/2035	526	458
2.660% due 10/25/2035	20,834	17,219
2.670% due 12/25/2035	321	298
Commercial Mortgage Pass-Through Certificates
0.410% due 02/05/2019	200	197
Countrywide Alternative Loan Trust
0.336% due 05/20/2046	90	88
0.376% due 09/25/2046	4,106	2,254
0.381% due 12/20/2046	2,260	1,207
0.396% due 03/20/2046	529	302
0.466% due 02/25/2037	242	139
5.500% due 03/25/2036	294	207
6.250% due 08/25/2037 (a)	449	287
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	264	181
0.506% due 03/25/2035	742	392
0.526% due 06/25/2035	224	203
2.528% due 02/20/2036	426	294
2.789% due 02/20/2035	179	148
2.923% due 08/25/2034	137	103
2.933% due 08/25/2034	465	375
3.017% due 02/20/2036	416	327
3.042% due 04/20/2035	110	103
3.094% due 11/25/2034	413	349
5.250% due 05/25/2035	208	33
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	118	111
2.617% due 08/25/2033	69	68
3.936% due 05/15/2038	355	368
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	531
DBUBS Mortgage Trust
1.535% due 07/12/2044	10,800	10,750
Downey Savings & Loan Association Mortgage Loan Trust
0.446% due 08/19/2045	410	267
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	167	160
2.848% due 08/25/2035	113	95
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	1,270	1,333
GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	74	63
Greenpoint Mortgage Funding Trust
0.286% due 09/25/2046 (a)	2	2

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,789	5,140
GS Mortgage Securities Corp. II
4.473% due 03/10/2044		2,600	2,647
GSR Mortgage Loan Trust
2.790% due 09/25/2035		370	355
5.163% due 11/25/2035		93	88
Harborview Mortgage Loan Trust
0.366% due 07/19/2046		4,730	2,747
0.376% due 01/19/2038		1,457	922
0.386% due 09/19/2046		1,144	706
0.426% due 03/19/2036		504	300
2.840% due 07/19/2035		663	562
Indymac Index Mortgage Loan Trust
0.386% due 06/25/2047		1,712	931
2.664% due 12/25/2034		72	54
4.728% due 04/25/2037		374	179
5.311% due 04/25/2037 (a)		859	466
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046		11,400	11,385
5.336% due 05/15/2047		700	746
5.429% due 12/12/2043		600	648
5.794% due 02/12/2051		300	326
5.932% due 02/12/2049		2,900	3,150
JPMorgan Mortgage Trust
2.967% due 07/25/2035		14,163	13,939
5.015% due 02/25/2035		75	75
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		10	11
5.020% due 08/15/2029		1,140	1,219
5.866% due 09/15/2045		3,200	3,482
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046		1,560	878
2.836% due 11/21/2034		600	576
MASTR Alternative Loans Trust
5.500% due 01/25/2025		488	492
Mellon Residential Funding Corp.
0.627% due 12/15/2030		278	258
0.887% due 11/15/2031		288	266
Merrill Lynch Countrywide Commercial Mortgage Trust
6.164% due 08/12/2049		3,700	4,054
Merrill Lynch Floating Trust
0.728% due 07/09/2021		2,400	2,306
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		667	491
2.290% due 05/25/2033		60	59
2.545% due 02/25/2034		44	42
2.837% due 05/25/2033		47	45
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		27	24
1.191% due 10/25/2035		43	35
1.653% due 10/25/2035		291	261
Morgan Stanley Capital I
5.332% due 12/15/2043		495	535
Prime Mortgage Trust
0.586% due 02/25/2034		16	15
Residential Accredit Loans, Inc.
0.396% due 04/25/2046		419	176
6.000% due 06/25/2036		212	132
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		545	244
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037		611	360
1.695% due 01/25/2035		183	117
2.638% due 08/25/2035		80	63
2.744% due 04/25/2034		133	47
5.190% due 12/25/2034		699	568
Structured Asset Mortgage Investments, Inc.
0.396% due 04/25/2036		2,653	1,628
0.406% due 05/25/2036		542	303
0.436% due 07/19/2035		180	145
0.466% due 02/25/2036		1,195	747
0.496% due 12/25/2035		20	11
0.516% due 10/19/2034		70	62
Structured Asset Securities Corp.
2.679% due 02/25/2032		3	3
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		141	138
0.296% due 11/25/2046		68	67
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,672	2,425
0.277% due 09/15/2021		561	541
5.512% due 07/15/2041		490	529
5.860% due 05/15/2043		2,500	2,758
WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		223	186
0.476% due 10/25/2045		2,962	2,443
0.496% due 01/25/2045		155	126
0.978% due 02/25/2047		1,609	1,022
0.978% due 03/25/2047		996	625
1.008% due 01/25/2047		6	4
1.038% due 04/25/2047		3,567	2,513
1.278% due 08/25/2046		5,361	3,533
1.491% due 05/25/2041		65	59
1.678% due 08/25/2042		5	5
1.778% due 11/25/2046		189	140
2.573% due 03/25/2034		774	754
2.859% due 05/25/2046		101	70
2.859% due 09/25/2046		56	44
2.859% due 10/25/2046		18	13
5.302% due 12/25/2036		967	713
5.640% due 02/25/2037		1,582	1,167
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.248% due 05/25/2046		1,178	633
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		13,100	13,061
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		2,722	2,361
2.832% due 09/25/2034		432	431
4.909% due 01/25/2035		84	82
5.195% due 08/25/2036		15	15

Total Mortgage-Backed Securities (Cost $228,023)			234,294

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
0.236% due 12/25/2036		422	413
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,696	7,076
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		1	1
Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034		16	14
Bear Stearns Asset-Backed Securities Trust
3.148% due 10/25/2036		93	70
3.374% due 07/25/2036		306	214
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		260	260
Citibank Omni Master Trust
2.287% due 05/16/2016		3,000	3,037
Citigroup Mortgage Loan Trust, Inc.
0.246% due 07/25/2045		37	31
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		108	106
0.236% due 06/25/2047		243	242
0.256% due 06/25/2047		126	125
0.366% due 09/25/2036		414	341
0.666% due 12/25/2031		13	7
Credit-Based Asset Servicing & Securitization LLC
0.256% due 01/25/2037		44	12
0.306% due 07/25/2037		69	64
First NLC Trust
0.256% due 08/25/2037		35	19
Fremont Home Loan Trust
0.296% due 02/25/2036		45	45
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036		2	1
GSAMP Trust
0.256% due 10/25/2036		1	1
0.256% due 12/25/2036		14	10
HSBC Home Equity Loan Trust
0.456% due 01/20/2035		115	104
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		23	23
0.246% due 05/25/2037		20	20
Lehman ABS Mortgage Loan Trust
0.276% due 06/25/2037		32	11
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		5	4
MASTR Asset-Backed Securities Trust
0.266% due 05/25/2037		29	28
Merrill Lynch First Franklin Mortgage Loan Trust
0.246% due 07/25/2037		19	18
Mesa Trust Asset-Backed Certificates
0.986% due 12/25/2031		82	58
New Century Home Equity Loan Trust
0.556% due 08/25/2034		17	13
Residential Asset Securities Corp.
0.256% due 02/25/2037		11	11
0.296% due 04/25/2037		52	51
Securitized Asset-Backed Receivables LLC Trust
0.316% due 05/25/2037		125	82
SLM Student Loan Trust
0.264% due 10/25/2018		29	29
0.774% due 10/25/2017		5,500	5,509
1.774% due 04/25/2023		26,236	27,113
Soundview Home Equity Loan Trust
0.266% due 06/25/2037		48	41

Total Asset-Backed Securities (Cost $43,494)			45,204

SOVEREIGN ISSUES 3.0%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,015
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,573
6.500% due 06/10/2019		2,100	2,378
Brazil Government International Bond
7.875% due 03/07/2015		5,000	6,055
10.250% due 01/10/2028	BRL	13,000	9,121
12.500% due 01/05/2016		2,000	1,515
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	9,505
7.375% due 09/18/2037		720	911

Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,472
5.750% due 10/12/2110		14,900	13,969
5.950% due 03/19/2019		18,800	21,667
6.050% due 01/11/2040		8,425	9,006
6.750% due 09/27/2034		428	500
Province of Ontario Canada
4.200% due 06/02/2020	CAD	16,100	17,314
4.600% due 06/02/2039		2,300	2,480
4.700% due 06/02/2037		7,400	8,076
Province of Quebec Canada
5.750% due 12/01/2036		29,500	36,672
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	11,877

Total Sovereign Issues (Cost $159,643)			171,106

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
American International Group, Inc.
8.500% due 08/01/2011		89,329	155
Wells Fargo & Co.
7.500% due 12/31/2049		7,300	7,738

Total Convertible Preferred Securities (Cost $9,725)			7,893

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.553% due 12/31/2049		46	349

Total Preferred Securities (Cost $465)			349

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.1%
Banco Do Brasil S.A.
0.000% due 11/15/2011		$6,300	6,323

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $1,023. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		1,475	1,475
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,505. Repurchase proceeds are $1,475.)

			2,475

SHORT-TERM NOTES 0.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		14,000	13,885

U.S. TREASURY BILLS 0.1%
0.067% due 07/14/2011 - 09/15/2011 (b)(f)	1,940	1,940

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.3%
	7,553,801	75,682

Total Short-Term Instruments (Cost $100,190)		100,305

PURCHASED OPTIONS (j) 0.0%
(Cost $223)		223

Total Investments 100.8% (Cost $5,555,033)		$5,747,678
Written Options (k) (0.1%) (Premiums $5,972)		(4,764)
Other Assets and Liabilities (Net) (0.7%)		(41,685)

Net Assets 100.0%		$5,701,229

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,167 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $78,743 at a weighted average interest rate of 0.150%. On June 30, 2011, securities valued at $124,998 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $11,081 and cash of $3 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	5,293	$7,115
90-Day Eurodollar March Futures	Long	03/2012	6,918	6,617
90-Day Eurodollar March Futures	Long	03/2013	830	(479)
90-Day Eurodollar September Futures	Long	09/2011	3,417	183
U.S. Treasury 30-Year Bond September Futures	Long	09/2011	342	(642)

				$12,794

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Alcoa, Inc.	BNP	1.000%	06/20/2021	2.479%	$10,000	$(1,131)	$(834)	$(297)
Alcoa, Inc.	DUB	1.000%	06/20/2021	2.479%	10,000	(1,131)	(807)	(324)

						$(2,262)	$(1,641)	$(621)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	211,800	$1,455	$152	$1,303

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$92,000	$223	$223

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$121.000	07/22/2011	67	$22	$(28)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	67	31	(6)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,155	541	(905)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,155	739	(84)

				$1,333	$(1,023)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$92,000	$525	$(544)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	129,800	247	(202)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	129,800	532	(302)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	18,400	106	(111)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	7,000	79	(61)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	11,400	58	(24)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	22,600	111	(136)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	22,600	169	(48)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	108,900	904	(805)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	108,900	1,508	(1,392)

							$4,239	$(3,625)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	$6,000	$33	$(3)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$(113)

(l)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011 -06/09/2011	$5,121	$5,144	0.09%

(m)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2041	$12,000	$12,776	$(12,746)
Fannie Mae	5.500%	08/01/2041	17,000	18,402	(18,347)
Fannie Mae	6.000%	08/01/2041	3,000	3,299	(3,290)
Freddie Mac	5.500%	07/01/2041	1,000	1,078	(1,080)

				$35,555	$(35,463)

(n)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,982	08/2011	BCLY	$89	$0	$89
Sell		7,982	08/2011	UBS	0	(143)	(143)
Sell		7,982	09/2011	BCLY	0	(87)	(87)
Sell	CAD	46,362	09/2011	DUB	0	(918)	(918)
Sell		18,936	09/2011	RBC	0	(395)	(395)
Buy	CNY	10,907	11/2011	BCLY	11	(1)	10
Buy		9,019	11/2011	JPM	0	(3)	(3)
Buy		7,404	11/2011	RBS	5	0	5
Buy		30,000	02/2012	BCLY	0	(6)	(6)
Buy		55,300	02/2012	CITI	38	0	38
Buy		6,706	02/2012	DUB	9	0	9
Buy		47,373	02/2013	CITI	32	0	32
Buy		45,000	02/2013	HSBC	25	0	25
Buy		56,844	04/2014	RBS	0	(82)	(82)
Sell	EUR	8,034	07/2011	CSFB	0	(59)	(59)
Sell		6,628	07/2011	JPM	0	(45)	(45)
Sell		5,423	07/2011	RBS	0	(48)	(48)
Sell	GBP	8,079	09/2011	UBS	311	0	311
Buy	INR	1,354,910	08/2011	CITI	764	0	764
Buy		90,000	08/2011	DUB	71	0	71
Buy		135,375	08/2011	HSBC	101	0	101
Buy		293,473	11/2011	BCLY	76	0	76
Buy	KRW	3,531,000	08/2011	CITI	64	0	64
Buy		26,000,000	08/2011	JPM	689	0	689
Buy		2,261,640	08/2011	MSC	103	0	103
Buy		2,837,000	08/2011	RBS	112	0	112
Buy		9,013,555	11/2011	CITI	145	0	145
Buy		14,000,000	11/2011	JPM	222	0	222

Buy	MXN	121,809	07/2011	CITI	420	0	420
Sell		608,570	07/2011	CITI	0	(18)	(18)
Buy		322,109	07/2011	DUB	1,188	0	1,188
Buy		164,653	07/2011	HSBC	560	0	560
Buy		608,570	11/2011	CITI	36	0	36
Buy		356,978	11/2011	UBS	0	(91)	(91)
Buy	MYR	1,400	08/2011	BCLY	11	0	11
Buy		2,720	08/2011	CITI	21	0	21
Buy		701	08/2011	HSBC	5	0	5
Buy		400	08/2011	JPM	3	0	3
Buy	PHP	147,700	03/2012	CITI	0	(15)	(15)
Buy		481,014	03/2012	JPM	0	(35)	(35)
Buy	SGD	7,300	09/2011	BCLY	234	0	234
Buy		13,800	09/2011	CITI	447	0	447
Sell		2,148	09/2011	CITI	0	(57)	(57)
Buy		7,600	09/2011	JPM	249	0	249
Buy		14,000	09/2011	RBS	441	0	441

					$6,482	$(2,003)	$4,479

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,132,512	$0	$1,132,512
Industrials	0	1,274,015	0	1,274,015
Utilities	0	462,745	0	462,745
Convertible Bonds & Notes	0	3,011	0	3,011
Industrials
Municipal Bonds & Notes
California	0	115,324	0	115,324
Colorado	0	10,609	0	10,609
Connecticut	0	1,167	0	1,167
District of Columbia	0	7,814	0	7,814
Florida	0	2,036	0	2,036
Georgia	0	4,530	0	4,530
Illinois	0	6,494	0	6,494
Iowa	0	122	0	122
Michigan	0	11,812	0	11,812
Mississippi	0	3,233	0	3,233
New Jersey	0	34,758	0	34,758
New York	0	66,787	0	66,787
Ohio	0	39,119	0	39,119
Pennsylvania	0	3,461	0	3,461
Puerto Rico	0	42	0	42
Texas	0	88,126	0	88,126
West Virginia	0	1,742	0	1,742
U.S. Government Agencies	0	1,135,305	0	1,135,305
U.S. Treasury Obligations	0	783,540	0	783,540
Mortgage-Backed Securities	0	223,544	10,750	234,294
Asset-Backed Securities	0	38,128	7,076	45,204
Sovereign Issues	0	169,091	2,015	171,106
Convertible Preferred Securities
Banking & Finance	7,893	0	0	7,893
Preferred Securities
Banking & Finance	0	0	349	349
Short-Term Instruments
Certificates of Deposit	0	6,323	0	6,323
Repurchase Agreements	0	2,475	0	2,475
Short-Term Notes	0	13,885	0	13,885
U.S. Treasury Bills	0	1,940	0	1,940
PIMCO Short-Term Floating NAV Portfolio	75,682	0	0	75,682
Purchased Options
Interest Rate Contracts	0	223	0	223
	$83,575	$5,643,913	$20,190	$5,747,678
Short Sales, at value	$0	$(35,463)	$0	$(35,463)

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	6,482	0	6,482
Interest Rate Contracts	13,915	1,303	0	15,218
	$13,915	$7,785	$0	$21,700

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(624)	0	(624)
Foreign Exchange Contracts	0	(2,003)	0	(2,003)
Interest Rate Contracts	(1,121)	(4,648)	(113)	(5,882)

	$(1,121)	$(7,275)	$(113)	$(8,509)

Totals	$96,369	$5,608,960	$20,077	$5,725,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Mortgage-Backed Securities	$0	$10,800	$0	$0	$0	$(50)	$0	$0	$10,750	$(50)
Asset-Backed Securities	7,116	0	0	6	0	(46)	0	0	7,076	(46)
Sovereign Issues	0	0	0	0	0	0	2,015	0	2,015	0
Preferred Securities Banking & Finance	349	0	0	0	0	0	0	0	349	0

	$7,465	$10,800	$0	$6	$0	$(96)	$2,015	$0	$20,190	$(96)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(233)	$0	$0	$0	$0	$120	$0	$0	$(113)	$120

Totals	$7,232	$10,800	$0	$6	$0	$24	$2,015	$0	$20,077	$24

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.2%
AGFS Funding Co.
5.500% due 05/10/2017		$9,000	$8,842
Delphi Automotive LLP
3.500% due 05/17/2017		855	860
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		3,000	2,983
Neiman Marcus, Inc.
4.750% due 05/16/2018		4,000	3,956
Sensata Technologies BV
4.000% due 05/12/2018		1,000	1,000
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		2,309	1,804
4.768% due 10/10/2017		2,450	1,916
Vodafone Group PLC
5.000% due 07/11/2016		5,000	5,175
6.875% due 08/11/2015		13,200	13,662
6.875% due 08/17/2015		467	483

Total Bank Loan Obligations (Cost $40,390)			40,681

CORPORATE BONDS & NOTES 73.4%
BANKING & FINANCE 28.3%
Allstate Corp.
6.125% due 05/15/2067		5,000	4,981
6.500% due 05/15/2067		1,000	1,002
Ally Financial, Inc.
6.000% due 12/15/2011		300	304
6.875% due 09/15/2011		5,757	5,807
American International Group, Inc.
0.346% due 03/20/2012		3,000	2,982
5.850% due 01/16/2018		2,380	2,496
6.250% due 05/01/2036		4,280	4,378
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,370
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,887
6.000% due 01/22/2020		$400	432
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,853
Bank of America Corp.
4.750% due 04/03/2017	EUR	1,000	1,434
5.625% due 07/01/2020		$1,750	1,809
6.500% due 08/01/2016		815	909
7.000% due 06/15/2016	EUR	500	793
Bank One Capital III
8.750% due 09/01/2030		$275	350
Barclays Bank PLC
5.926% due 09/29/2049		5,000	4,675
6.050% due 12/04/2017		2,100	2,225
7.434% due 09/29/2049		4,247	4,364
10.179% due 06/12/2021		4,940	6,223
14.000% due 11/29/2049	GBP	850	1,722
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	1,896
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,000	4,100
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,018
BNP Paribas S.A.
5.000% due 01/15/2021		2,000	2,013
5.186% due 06/29/2049		4,100	3,795
7.195% due 06/29/2049		3,400	3,315
7.781% due 06/29/2049	EUR	1,000	1,530
BPCE S.A.
4.625% due 07/29/2049		600	735
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	3,280
Capital One Bank USA N.A.
8.800% due 07/15/2019		1,600	1,965
Capital One Capital V
10.250% due 08/15/2039		1,000	1,066
Capital One Capital VI
8.875% due 05/15/2040		9,300	9,639
CIT Group, Inc.
7.000% due 05/01/2014		168	170
7.000% due 05/01/2016		6,062	6,047
Citigroup Capital XXI
8.300% due 12/21/2077		2,575	2,639
Citigroup, Inc.
6.875% due 03/05/2038		7,920	8,842
8.125% due 07/15/2039		20,150	25,295
Columbus International, Inc.
11.500% due 11/20/2014		3,400	3,880
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		9,300	9,252
6.875% due 03/19/2020	EUR	2,000	2,910
11.000% due 06/29/2049		$3,800	4,863
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	2,800	3,730
8.125% due 10/29/2049		200	319
8.375% due 10/29/2049		$4,100	4,305
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		3,700	3,936
7.250% due 10/25/2011		800	812
7.500% due 08/01/2012		5,000	5,237
8.700% due 10/01/2014		400	449
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		1,900	1,918
6.250% due 02/01/2041		700	708
6.450% due 05/01/2036		1,000	968
6.750% due 10/01/2037		31,400	31,496
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		3,000	3,092
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	2,985
HBOS PLC
6.000% due 11/01/2033		400	306
6.750% due 05/21/2018		5,660	5,452
Health Care REIT, Inc.
6.500% due 03/15/2041		5,000	4,913
HSBC Bank USA N.A.
5.875% due 11/01/2034		250	251
7.000% due 01/15/2039		6,750	7,700
HSBC Capital Funding LP
10.176% due 12/29/2049		4,000	5,340
HSBC Finance Corp.
6.676% due 01/15/2021		3,000	3,081
HSBC Holdings PLC
5.100% due 04/05/2021		1,500	1,539
6.500% due 09/15/2037		800	828
6.800% due 06/01/2038		8,000	8,565
7.350% due 11/27/2032		1,550	1,665
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,105
Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	1,200	1,766
JPMorgan Chase & Co.
4.400% due 07/22/2020		$4,000	3,923
4.625% due 05/10/2021		7,300	7,250
7.900% due 04/29/2049		13,200	14,226
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		3,857	3,842
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	714
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	1,800	2,665
7.867% due 12/17/2019		1,500	2,233
7.869% due 08/25/2020		8,178	12,076
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	2,000	2,523
7.625% due 12/09/2019	GBP	800	1,156
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$7,740	7,759
6.375% due 01/21/2021		1,000	1,042
12.000% due 12/29/2049		2,800	3,047
13.000% due 01/29/2049 (a)	GBP	936	1,938
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,339
Merrill Lynch & Co., Inc.
2.019% due 09/14/2018	EUR	2,500	3,099
6.875% due 04/25/2018		$11,000	12,181
6.875% due 11/15/2018		3,146	3,454
7.750% due 05/14/2038		7,700	8,561
MetLife Capital Trust X
9.250% due 04/08/2068		9,800	12,005
Morgan Stanley
6.625% due 04/01/2018		8,250	9,096
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	10,821
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,549
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,111
Nile Finance Ltd.
5.250% due 08/05/2015		100	103
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,000	22,419
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,105
PNC Preferred Funding Trust III
8.700% due 03/29/2049		2,400	2,538
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		4,000	4,018
Regions Bank
7.500% due 05/15/2018		1,100	1,151
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,384
Royal Bank of Scotland Group PLC
4.875% due 01/20/2017	EUR	400	573
5.500% due 03/23/2020		1,200	1,702
7.648% due 08/29/2049		$9,836	8,902
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,647
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		300	312
5.499% due 07/07/2015		2,225	2,361
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,121
SLM Corp.
0.574% due 01/27/2014		5,000	4,745
3.125% due 09/17/2012	EUR	400	574
4.875% due 12/17/2012	GBP	100	160
5.000% due 10/01/2013		$500	520
5.125% due 08/27/2012		500	513
5.375% due 05/15/2014		400	417
5.625% due 08/01/2033		4,200	3,537

8.000% due 03/25/2020		1,550	1,666
8.450% due 06/15/2018		3,250	3,570
Springleaf Finance Corp.
5.375% due 10/01/2012		800	798
5.625% due 08/17/2011		3,300	3,302
State Street Capital Trust III
5.237% due 01/29/2049		1,100	1,101
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		1,895	2,164
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	98	165
UBS AG
5.750% due 04/25/2018		$1,100	1,194
UBS Preferred Funding Trust V
6.243% due 05/29/2049		8,000	7,920
Wachovia Bank N.A.
6.600% due 01/15/2038		6,325	6,957
Wachovia Corp.
0.613% due 10/28/2015		5,000	4,755
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,838
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,000	4,100
Weyerhaeuser Co.
7.375% due 10/01/2019		8,000	9,071
7.375% due 03/15/2032		8,400	8,765
7.950% due 03/15/2025		200	232

			529,722

INDUSTRIALS 35.1%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,886
Alcoa, Inc.
5.900% due 02/01/2027		9,270	9,081
5.950% due 02/01/2037		6,360	6,076
Altria Group, Inc.
9.950% due 11/10/2038		10,200	14,373
10.200% due 02/06/2039		2,200	3,165
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		400	420
American Airlines Pass-Through Trust
7.000% due 01/31/2018		1,600	1,512
7.858% due 04/01/2013		4,550	4,607
10.375% due 01/02/2021		7,052	8,146
American Airlines, Inc.
7.500% due 03/15/2016		4,200	4,137
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		300	307
Anadarko Petroleum Corp.
6.200% due 03/15/2040		8,110	8,247
6.375% due 09/15/2017		400	459
6.450% due 09/15/2036		2,900	3,036
7.000% due 11/15/2027		600	639
7.950% due 06/15/2039		7,931	9,758
ArcelorMittal
6.750% due 03/01/2041		5,500	5,469
7.000% due 10/15/2039		9,260	9,392
Asciano Finance Ltd.
6.000% due 04/07/2023		5,000	5,130
Aviation Capital Group
7.125% due 10/15/2020		5,200	5,381
Barrick Gold Corp.
5.800% due 11/15/2034		100	99
Barrick North America Finance LLC
5.700% due 05/30/2041		2,000	1,948
Biomet, Inc.
10.000% due 10/15/2017		1,000	1,095
Boston Scientific Corp.
6.000% due 01/15/2020		5,000	5,419
7.000% due 11/15/2035		4,030	4,329
7.375% due 01/15/2040		10,900	12,613
Braskem Finance Ltd.
5.750% due 04/15/2021		600	607
7.000% due 05/07/2020		2,000	2,190
7.375% due 10/29/2049 (h)		4,400	4,532
Cameron International Corp.
5.950% due 06/01/2041		5,000	5,041
7.000% due 07/15/2038		6,703	7,652
Cemex Finance LLC
9.500% due 12/14/2016		1,500	1,558
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,600	2,658
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		2,800	2,716
Comcast Corp.
6.400% due 05/15/2038		3,000	3,212
6.400% due 03/01/2040		3,400	3,651
6.450% due 03/15/2037		5,000	5,365
6.550% due 07/01/2039		3,100	3,368
Concho Resources, Inc.
6.500% due 01/15/2022		2,000	2,008
Consol Energy, Inc.
6.375% due 03/01/2021		350	350
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		1,951	2,103
Continental Airlines, Inc.
6.750% due 09/15/2015		7,800	7,878
Continental Resources, Inc.
7.125% due 04/01/2021		1,176	1,247
Cox Communications, Inc.
8.375% due 03/01/2039		5,500	7,214
CSN Islands XI Corp.
6.875% due 09/21/2019		500	548
CSN Resources S.A.
6.500% due 07/21/2020		500	534
CVS Pass-Through Trust
5.789% due 01/10/2026		4,713	4,817
6.943% due 01/10/2030		5,000	5,639
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014		2,400	2,472
7.750% due 06/17/2021		5,329	5,808
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		10,175	13,464
DISH DBS Corp.
6.750% due 06/01/2021		1,200	1,236
7.875% due 09/01/2019		2,400	2,601
Dow Chemical Co.
9.400% due 05/15/2039		4,200	6,249
El Paso Corp.
6.950% due 06/01/2028		3,795	4,122
7.420% due 02/15/2037		2,980	3,327
7.800% due 08/01/2031		1,000	1,172
8.050% due 10/15/2030		3,825	4,552
El Paso Natural Gas Co.
8.375% due 06/15/2032		5,400	6,854
Encana Corp.
6.500% due 02/01/2038		4,000	4,295
Energy Transfer Partners LP
7.500% due 07/01/2038		13,234	15,029
Enterprise Products Operating LLC
6.875% due 03/01/2033		500	557
7.034% due 01/15/2068		2,550	2,684
7.550% due 04/15/2038		4,014	4,853
8.375% due 08/01/2066		1,600	1,734
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,000	5,262
7.500% due 05/04/2020		5,684	6,217
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,708
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		2,450	2,603
7.288% due 08/16/2037		5,800	6,344
8.146% due 04/11/2018		3,000	3,544
8.625% due 04/28/2034		6,250	7,839
9.250% due 04/23/2019		2,400	3,009
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		2,588	2,850
Georgia-Pacific LLC
7.250% due 06/01/2028		7,500	8,355
7.375% due 12/01/2025		2,000	2,263
7.750% due 11/15/2029		4,180	4,824
8.250% due 05/01/2016		1,000	1,134
8.875% due 05/15/2031		4,820	6,105
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,800	1,838
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,800	6,525
Harvest Operations Corp.
6.875% due 10/01/2017		600	622
HCA, Inc.
7.250% due 09/15/2020		16,200	17,476
8.500% due 04/15/2019		1,200	1,332
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	2,400	3,802
Hess Corp.
6.000% due 01/15/2040		$1,500	1,558
Intelsat Jackson Holdings S.A.
7.500% due 04/01/2021		1,850	1,843
International Paper Co.
8.700% due 06/15/2038		1,500	1,872
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		1,000	971
6.500% due 02/01/2037		200	209
6.500% due 09/01/2039		8,100	8,439
6.550% due 09/15/2040		3,800	3,992
6.950% due 01/15/2038		10,000	10,895
7.400% due 03/15/2031		100	114
Lyondell Chemical Co.
8.000% due 11/01/2017		3,864	4,308
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	981
Meccanica Holdings USA
6.250% due 01/15/2040		1,500	1,363
MGM Resorts International
9.000% due 03/15/2020		1,500	1,650
10.375% due 05/15/2014		900	1,026
11.125% due 11/15/2017		1,500	1,721
13.000% due 11/15/2013		2,600	3,100
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	4,267
Mylan, Inc.
7.875% due 07/15/2020		500	551
Nakilat, Inc.
6.067% due 12/31/2033		400	415
Newfield Exploration Co.
6.875% due 02/01/2020		3,100	3,309
News America, Inc.
6.150% due 02/15/2041		5,100	5,069
6.650% due 11/15/2037		4,250	4,569
6.900% due 08/15/2039		2,500	2,762

Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	6,069
Noranda Aluminum Acquisition Corp.
4.417% due 05/15/2015 (b)		1,000	947
Novatek Finance Ltd.
5.326% due 02/03/2016		400	414
6.604% due 02/03/2021		5,300	5,565
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		8,300	8,798
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		6,900	7,131
Oil States International, Inc.
6.500% due 06/01/2019		2,000	2,015
ONEOK Partners LP
6.850% due 10/15/2037		1,200	1,340
Pernod-Ricard S.A.
5.750% due 04/07/2021		6,300	6,605
Petroleos Mexicanos
6.500% due 06/02/2041		15,000	15,295
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,000	1,084
7.500% due 01/15/2020		3,200	3,620
Plains All American Pipeline LP
6.650% due 01/15/2037		400	424
Plains Exploration & Production Co.
6.625% due 05/01/2021		700	701
8.625% due 10/15/2019		700	766
Pride International, Inc.
6.875% due 08/15/2020		4,200	4,892
7.875% due 08/15/2040		9,600	11,969
Reynolds American, Inc.
7.250% due 06/15/2037		5,000	5,405
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		500	490
7.125% due 04/15/2019		2,400	2,394
8.250% due 02/15/2021		10,200	9,588
Rhodia S.A.
6.875% due 09/15/2020		2,165	2,546
Rockies Express Pipeline LLC
6.875% due 04/15/2040		10,825	10,798
7.500% due 07/15/2038		6,100	6,574
RZD Capital Ltd.
5.739% due 04/03/2017		6,250	6,664
SandRidge Energy, Inc.
7.500% due 03/15/2021		925	938
Sino-Forest Corp.
10.250% due 07/28/2014		2,000	1,010
Southern Natural Gas Co.
7.350% due 02/15/2031		1,400	1,637
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,281	5,598
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036		6,400	6,791
Time Warner Cable, Inc.
6.750% due 06/15/2039		4,000	4,390
Time Warner, Inc.
6.250% due 03/29/2041		11,200	11,674
6.500% due 11/15/2036		500	535
7.700% due 05/01/2032		1,890	2,288
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		3,800	4,721
Transocean, Inc.
6.500% due 11/15/2020		4,700	5,262
6.800% due 03/15/2038		18,472	19,897
7.500% due 04/15/2031		1,100	1,242
U.S. Airways Group, Inc.
7.125% due 04/22/2025		1,100	1,100
UAL Pass-Through Trust
10.400% due 05/01/2018		9,364	10,616
Williams Cos., Inc.
7.875% due 09/01/2021		741	920
8.750% due 03/15/2032		3,907	4,981
Williams Partners LP
6.300% due 04/15/2040		6,000	6,241

			655,192

UTILITIES 10.0%
AES Corp.
7.375% due 07/01/2021		3,650	3,709
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,500	5,871
8.700% due 08/07/2018		9,000	11,092
Appalachian Power Co.
6.375% due 04/01/2036		7,850	8,391
6.700% due 08/15/2037		2,300	2,579
AT&T Corp.
8.000% due 11/15/2031		1,085	1,440
AT&T, Inc.
6.400% due 05/15/2038		700	753
6.450% due 06/15/2034		2,257	2,417
6.500% due 09/01/2037		618	674
6.550% due 02/15/2039		1,283	1,412
BellSouth Corp.
6.875% due 10/15/2031		2,390	2,692
British Telecommunications PLC
9.875% due 12/15/2030		1,300	1,790
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		500	569
Cleco Power LLC
6.000% due 12/01/2040		6,100	6,320
Constellation Energy Group, Inc.
7.600% due 04/01/2032		5,000	5,879
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		5,100	5,281
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		12,625	13,170
France Telecom S.A.
8.500% due 03/01/2031		600	810
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	478
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	273
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,289
NGPL PipeCo LLC
7.768% due 12/15/2037		19,630	21,198
NRG Energy, Inc.
7.875% due 05/15/2021		6,900	6,900
8.250% due 09/01/2020		5,100	5,227
Ohio Edison Co.
6.875% due 07/15/2036		1,900	2,089
8.250% due 10/15/2038		2,950	3,937
PSEG Power LLC
8.625% due 04/15/2031		1,500	1,933
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	403
Puget Sound Energy, Inc.
5.764% due 07/15/2040		2,900	3,048
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		5,000	5,187
6.332% due 09/30/2027		6,700	7,069
6.750% due 09/30/2019		2,500	2,887
Sithe Independence Funding Corp.
9.000% due 12/30/2013		1,642	1,681
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,123
Sprint Capital Corp.
8.375% due 03/15/2012		4,000	4,180
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,850	5,531
7.721% due 06/04/2038		1,901	1,896
TNK-BP Finance S.A.
7.250% due 02/02/2020		3,600	3,996
7.500% due 07/18/2016		2,500	2,819
7.875% due 03/13/2018		8,550	9,854
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	23,000	236
1.500% due 05/30/2014		68,000	652
1.850% due 07/28/2014		68,000	651
Verizon Communications, Inc.
6.000% due 04/01/2041		$2,400	2,515
8.950% due 03/01/2039		6,778	9,598

			186,499

Total Corporate Bonds & Notes (Cost $1,298,685)			1,371,413

MUNICIPAL BONDS & NOTES 11.3%
CALIFORNIA 5.1%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		5,300	5,708
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		8,900	9,754
California State East Bay Municipal Utility District Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,000	5,232
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		6,300	6,991
7.500% due 04/01/2034		165	187
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,000	5,767
7.950% due 03/01/2036		9,300	10,142
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,362
California State Northern Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040		3,700	3,851
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		2,600	2,649
7.804% due 03/01/2035		2,600	2,638
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	709
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	5,349
7.618% due 08/01/2040		5,000	5,374
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		5,000	5,700
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	7,023

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	1,758
Riverside, California Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,630
Sacramento, California Municipal Utility District Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	313
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,086
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,554
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	5,301

		96,078

DISTRICT OF COLUMBIA 0.3%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	5,000	4,945

FLORIDA 0.2%
Florida State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,227

ILLINOIS 0.1%
Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,159

INDIANA 0.2%
Indiana State Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	831
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,079

		2,910

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,443

NEVADA 0.3%
Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	5,000	5,158

NEW JERSEY 0.2%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	938
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	2,793

		3,731

NEW YORK 1.7%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,200	4,320
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,000	2,005
5.882% due 06/15/2044	3,000	3,182
6.011% due 06/15/2042	4,400	4,827
6.124% due 06/15/2042	700	711
6.491% due 06/15/2042	400	419
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	13,684
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,800	2,949

		32,097

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,447

OHIO 0.2%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,440
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	800	955

		3,395

PENNSYLVANIA 0.8%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	11,629
Pennsylvania State Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,250	2,360
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	1,772

		15,761

TENNESSEE 0.3%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	6,260	6,128

TEXAS 1.6%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,800	8,198
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	4,845
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	7,634
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	8,400	8,612

		29,289

Total Municipal Bonds & Notes (Cost $200,951)		211,768

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.000% due 07/01/2041	2,000	1,999

Total U.S. Government Agencies (Cost $2,019)		1,999

U.S. TREASURY OBLIGATIONS 19.6%
Treasury Inflation Protected Securities (d)
2.500% due 01/15/2029	105	122
U.S. Treasury Bonds
4.250% due 11/15/2040 (i)	93,800	91,704
4.375% due 11/15/2039	72,248	72,304
4.500% due 08/15/2039 (i)	66,780	68,293
4.750% due 02/15/2041 (f)(i)	125,950	133,901

Total U.S. Treasury Obligations (Cost $370,771)		366,324

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Commercial Mortgage, Inc.
5.367% due 09/10/2047	1,720	1,878
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	6,200	6,744
Chase Mortgage Finance Corp.
5.911% due 12/25/2037	1,572	1,370
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,590	2,750
Countrywide Alternative Loan Trust
0.516% due 09/25/2035	2,080	1,180
Credit Suisse First Boston Mortgage Securities Corp.
2.194% due 02/25/2033	116	115
Greenwich Capital Commercial Funding Corp.
4.305% due 08/10/2042	2,176	2,185
5.224% due 04/10/2037	1,920	2,062
Homestar Mortgage Acceptance Corp.
0.636% due 07/25/2034	239	209
Impac CMB Trust
0.826% due 10/25/2033	15	13
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	3,735	3,995
Morgan Stanley Capital I
5.692% due 04/15/2049	1,395	1,498
Residential Accredit Loans, Inc.
3.045% due 03/25/2035	1,701	1,198
3.102% due 02/25/2035	2,712	2,062
Residential Funding Mortgage Securities I
3.325% due 02/25/2036	1,450	1,052
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042	870	937

Total Mortgage-Backed Securities (Cost $25,396)		29,248

ASSET-BACKED SECURITIES 0.8%
Access Group, Inc.
1.574% due 10/27/2025	920	930
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,300	6,712
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	188	157
Bear Stearns Asset-Backed Securities Trust
0.556% due 01/25/2034	11	8
0.736% due 10/25/2034	6,807	6,521
Credit-Based Asset Servicing & Securitization LLC
1.086% due 11/25/2033	68	62

Residential Asset Mortgage Products, Inc.
0.566% due 10/25/2046		309	194

Total Asset-Backed Securities (Cost $13,860)			14,584

SOVEREIGN ISSUES 0.4%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	456
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		685	434
10.000% due 01/01/2017		6,800	3,952
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,330

Total Sovereign Issues (Cost $7,085)			8,172

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
PPL Corp.
8.750% due 05/01/2014		26,550	1,458

Total Convertible Preferred Securities (Cost $1,328)			1,458

PREFERRED SECURITIES 0.3%
INDUSTRIALS 0.3%
Las Vegas Sands Corp.
10% due 12/31/2049		42,000	4,733

Total Preferred Securities (Cost $4,733)			4,733

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS 0.5%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		$9,000	9,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $9,192. Repurchase proceeds are $9,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		251	251
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $260. Repurchase proceeds are $251.)

			9,251

U.S. TREASURY BILLS 0.2%
0.067% due 07/14/2011 - 10/20/2011 (c)(f)(g)(i)		4,283	4,283

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.4%
		2,638,340	26,433

Total Short-Term Instruments (Cost $39,968)			39,967

PURCHASED OPTIONS (k) 0.0%
(Cost $104)			38

Total Investments 111.9% (Cost $2,005,290)			$2,090,385
Written Options (l) (0.1%) (Premiums $2,547)			(2,295)
Other Assets and Liabilities (Net) (11.8%)			(220,295)

Net Assets 100.0%			$1,867,795

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $2,306 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $2,150 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $11,454 at a weighted average interest rate of -0.213%. On June 30, 2011, securities valued at $2,163 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $2,177 and cash of $3 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	388	$396
90-Day Euribor June Futures	Long	06/2012	142	150
90-Day Eurodollar December Futures	Long	12/2012	194	(83)
90-Day Eurodollar June Futures	Long	06/2013	193	(86)
90-Day Eurodollar March Futures	Long	03/2013	260	(76)
90-Day Eurodollar September Futures	Long	09/2013	193	(131)
Australia Government 10-Year Bond September Futures	Long	09/2011	27	(10)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	260	(339)

				$(179)

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	1.000%	03/20/2021	2.464%		$600	$(66)	$(52)	$(14)
Alcoa, Inc.	DUB	1.000%	03/20/2016	1.712%		300	(10)	(8)	(2)
Alcoa, Inc.	HSBC	1.000%	03/20/2016	1.712%		600	(19)	(31)	12
Alcoa, Inc.	MSC	1.000%	03/20/2016	1.712%		600	(19)	(32)	13
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.893%		15,500	608	282	326
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.576%		9,400	62	40	22
American International Group, Inc.	DUB	5.000%	12/20/2011	0.595%		5,000	113	(138)	251
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	0.697%	EUR	1,500	28	(15)	43
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	0.705%		$7,000	91	(41)	132
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.697%	EUR	700	13	(7)	20
Anheuser-Busch InBev Worldwide, Inc.	GSC	1.000%	12/20/2015	0.697%		600	11	(8)	19
ArcelorMittal	BCLY	1.000%	12/20/2015	2.137%		$2,200	(103)	(169)	66
ArcelorMittal	BCLY	1.000%	03/20/2016	2.189%		900	(47)	(38)	(9)
ArcelorMittal	BNP	1.000%	03/20/2016	2.189%		300	(16)	(13)	(3)
ArcelorMittal	CITI	1.000%	03/20/2016	2.189%		400	(20)	(16)	(4)
ArcelorMittal	CSFB	1.000%	03/20/2016	2.189%		800	(41)	(37)	(4)
ArcelorMittal	GSC	1.000%	12/20/2015	2.137%		2,200	(103)	(177)	74
ArcelorMittal	HSBC	1.000%	03/20/2016	2.189%		200	(11)	(9)	(2)
ArcelorMittal	MSC	1.000%	03/20/2016	2.189%		1,000	(52)	(63)	11
Australia Government Bond	DUB	1.000%	06/20/2016	0.527%		5,200	120	126	(6)
Australia Government Bond	UBS	1.000%	09/20/2015	0.462%		2,000	45	51	(6)
Berkshire Hathaway Finance Corp.	MSC	1.000%	06/20/2015	0.865%		5,000	28	5	23
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	0.644%		700	10	(4)	14

BHP Billiton Finance USA Ltd.	CSFB	1.000%	12/20/2015	0.676%		100	2	1	1
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.644%		5,200	77	(26)	103
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.644%		2,300	35	(21)	56
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	0.644%		4,900	73	(15)	88
BMW Finance NV	GSC	1.000%	03/20/2016	0.773%	EUR	2,400	36	30	6
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.712%		$1,400	17	0	17
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%	EUR	600	12	(90)	102
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.676%		$2,000	26	14	12
BP Capital Markets America, Inc.	DUB	1.000%	09/20/2011	0.203%		400	1	(2)	3
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.785%		100	1	0	1
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.203%		2,200	4	(114)	118
BP Capital Markets America, Inc.	GSC	1.000%	03/20/2016	0.785%		200	2	0	2
BP Capital Markets America, Inc.	GSC	1.000%	06/20/2016	0.818%		300	3	3	0
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.203%		100	1	(7)	8
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.235%		3,000	30	(51)	81
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%		600	102	5	97
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.785%		4,200	42	4	38
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.322%		1,000	2	3	(1)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.006%		4,900	0	(41)	41
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		8,300	(14)	(57)	43
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%		10,000	27	(91)	118
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%		3,200	0	(20)	20
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		100	0	(1)	1
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%		7,700	(13)	(47)	34
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.876%		3,350	15	(30)	45
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		4,600	8	(44)	52
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.006%		2,600	0	(19)	19
Brazil Government International Bond	MSC	1.000%	12/20/2011	0.322%		1,000	4	5	(1)
Canadian Natural Resources Ltd.	GSC	1.000%	12/20/2015	0.793%		2,400	22	7	15
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	0.745%		2,400	26	(8)	34
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.745%		2,400	26	(8)	34
Canadian Natural Resources Ltd.	MSC	1.000%	12/20/2015	0.793%		1,500	14	5	9
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.536%		3,200	69	44	25
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.536%		1,200	25	16	9
China Government International Bond	BCLY	0.770%	12/20/2014	0.620%		7,200	39	0	39
China Government International Bond	DUB	1.000%	12/20/2015	0.749%		3,600	40	63	(23)
China Government International Bond	HSBC	1.000%	06/20/2015	0.685%		2,900	37	54	(17)
China Government International Bond	HSBC	1.000%	09/20/2015	0.712%		800	9	10	(1)
China Government International Bond	JPM	1.000%	09/20/2015	0.712%		1,500	19	15	4
China Government International Bond	MSC	1.000%	06/20/2015	0.685%		5,000	63	88	(25)
China Government International Bond	RBS	0.750%	12/20/2014	0.620%		2,400	11	0	11
Comcast Corp.	DUB	1.000%	12/20/2015	0.748%		1,500	17	(1)	18
Comcast Corp.	RBS	1.000%	12/20/2015	0.748%		14,500	163	0	163
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	1.082%		10,000	(36)	(10)	(26)
Daimler Finance North America LLC	BCLY	1.000%	03/20/2016	0.875%		1,700	11	10	1
Daimler Finance North America LLC	CSFB	1.000%	03/20/2016	0.875%		3,000	18	16	2
Daimler Finance North America LLC	JPM	1.000%	03/20/2016	0.875%		1,000	6	6	0
E.ON International Finance BV	HSBC	1.000%	03/20/2016	0.715%		900	12	10	2
Egypt Government International Bond	BCLY	1.000%	03/20/2016	3.053%		2,300	(201)	(284)	83
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%		500	(44)	(69)	25
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.053%		1,600	(140)	(201)	61
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		400	(35)	(58)	23
El Paso Corp.	GSC	5.000%	09/20/2014	0.906%		1,100	145	(85)	230
Emirate of Abu Dhabi Government Bond	BCLY	1.000%	09/20/2015	0.803%		2,000	17	(9)	26
Emirate of Abu Dhabi Government Bond	CITI	1.000%	12/20/2015	0.845%		500	4	(3)	7
Emirate of Abu Dhabi Government Bond	DUB	1.000%	09/20/2015	0.803%		2,200	18	(13)	31
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	09/20/2015	0.803%		800	7	(3)	10
Emirate of Abu Dhabi Government Bond	JPM	1.000%	12/20/2015	0.845%		1,800	12	6	6
Emirate of Abu Dhabi Government Bond	MSC	1.000%	09/20/2015	0.803%		2,400	20	(13)	33
Emirate of Abu Dhabi Government Bond	RBS	1.000%	09/20/2015	0.803%		2,600	22	(12)	34
Emirate of Abu Dhabi Government Bond	RBS	1.000%	12/20/2015	0.845%		100	0	0	0
Entergy Corp.	MSC	1.000%	03/20/2021	2.556%		2,500	(296)	(271)	(25)
First Industrial LP	MSC	5.000%	03/20/2016	2.733%		1,500	148	51	97
First Industrial LP	UBS	5.000%	03/20/2016	2.733%		1,500	148	64	84
Forest Oil Corp.	CITI	5.000%	06/20/2015	3.205%		5,000	336	135	201
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		1,700	(38)	(67)	29
France Government Bond	CITI	0.250%	03/20/2016	0.739%		3,500	(78)	(141)	63

France Government Bond	GSC	0.250%	03/20/2016	0.739%		6,600	(147)	(262)	115
Gazprom Via Gaz Capital S.A.	HSBC	1.000%	03/20/2012	0.701%		100	0	0	0
Gazprom Via Gazprom International S.A.	MSC	1.000%	03/20/2012	0.701%		400	1	0	1
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.517%		2,000	493	379	114
General Electric Capital Corp.	GSC	1.000%	12/20/2011	0.339%		10,000	34	2	32
General Electric Capital Corp.	GSC	1.000%	12/20/2015	1.207%		12,800	(110)	(449)	339
Groupe Danone	DUB	1.000%	03/20/2016	0.583%		1,800	35	29	6
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.144%		2,500	(14)	(61)	47
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.144%		1,000	(6)	(22)	16
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.144%		2,000	(11)	(50)	39
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.213%		6,500	(57)	(107)	50
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.144%		2,500	(14)	(60)	46
Japan Government International Bond	BNP	1.000%	06/20/2015	0.719%		5,000	56	87	(31)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.749%		4,000	43	59	(16)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		200	1	4	(3)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		100	1	2	(1)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%		4,700	43	104	(61)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		1,000	10	23	(13)
Lafarge S.A.	CSFB	1.000%	06/20/2016	2.416%		5,300	(338)	(356)	18
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		3,000	(95)	(90)	(5)
MBIA, Inc.	UBS	5.000%	03/20/2012	9.813%		1,000	(32)	(35)	3
MetLife, Inc.	DUB	1.000%	12/20/2014	1.096%		15,000	(44)	(840)	796
MetLife, Inc.	DUB	5.000%	09/20/2019	1.758%		500	114	61	53
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.346%		11,700	21	18	3
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%		3,400	9	(43)	52
Mexico Government International Bond	BCLY	1.000%	12/20/2015	0.980%		2,800	4	(30)	34
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.943%		4,000	11	(40)	51
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%		3,600	(1)	(12)	11
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.042%		1,900	(3)	(1)	(2)
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%		4,900	(1)	(16)	15
National Bank of Abu Dhabi PJSC	BCLY	1.000%	03/20/2012	0.475%		900	4	3	1
National Bank of Abu Dhabi PJSC	GSC	1.000%	03/20/2012	0.475%		1,300	6	2	4
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.639%		2,000	(103)	(88)	(15)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	0.577%		300	1	1	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		2,000	9	(17)	26
Petrobras International Finance Co.	HSBC	1.000%	12/20/2012	0.797%		5,700	19	0	19
Petrobras International Finance Co.	HSBC	1.000%	12/20/2013	1.032%		3,500	(2)	(11)	9
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		900	3	(6)	9
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%		5,000	16	(28)	44
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		1,400	(16)	(45)	29
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.493%		1,500	34	(7)	41
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.493%		5,000	112	(4)	116
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.329%		1,300	5	3	2
Qatar Government International Bond	CITI	1.000%	03/20/2016	0.913%		1,000	4	(7)	11
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	1.631%		2,200	(58)	(77)	19
Rio Tinto Finance USA Ltd.	BCLY	1.000%	09/20/2015	0.828%		3,800	28	(7)	35
Rogers Communications, Inc.	CSFB	1.000%	06/20/2016	0.776%		1,800	20	12	8
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.776%		1,000	11	7	4
Royal Bank of Scotland Group PLC	DUB	3.000%	06/20/2018	3.994%	EUR	2,800	(221)	(51)	(170)
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.423%		$3,200	10	14	(4)
Russia Government International Bond	CITI	1.000%	03/20/2016	1.341%		100	(2)	(1)	(1)
Russia Government International Bond	HSBC	1.000%	03/20/2016	1.341%		900	(13)	(12)	(1)
Russia Government International Bond	JPM	1.000%	09/20/2011	0.423%		800	2	2	0
Russia Government International Bond	MSC	1.000%	12/20/2014	1.116%		1,800	(7)	(67)	60
Russia Government International Bond	MSC	1.000%	06/20/2016	1.384%		900	(16)	(12)	(4)
Russia Government International Bond	RBS	1.000%	03/20/2016	1.341%		6,200	(93)	(64)	(29)
Russia Government International Bond	UBS	1.000%	06/20/2015	1.205%		5,000	(38)	(76)	38
RZD Capital Ltd.	MSC	1.000%	03/20/2016	2.197%		300	(14)	(16)	2
RZD Capital Ltd.	RBS	1.000%	03/20/2016	2.197%		400	(18)	(21)	3
Shell International Finance BV	BCLY	1.000%	09/20/2015	0.528%		12,200	242	141	101
Shell International Finance BV	CSFB	1.000%	12/20/2015	0.556%		2,900	57	49	8
Shell International Finance BV	DUB	1.000%	09/20/2015	0.528%		5,200	103	60	43
Shell International Finance BV	JPM	1.000%	03/20/2016	0.581%		1,100	21	21	0
Shell International Finance BV	MSC	1.000%	06/20/2016	0.603%		1,200	24	23	1
SLM Corp.	CITI	5.000%	09/20/2011	0.708%		1,000	11	(45)	56
SLM Corp.	JPM	5.000%	09/20/2011	0.708%		2,000	23	(240)	263
SLM Corp.	MSC	5.000%	09/20/2011	0.708%		5,000	56	(400)	456

South Korea Government Bond	BCLY	1.000%	09/20/2015	0.859%		1,700	10	(11)	21
South Korea Government Bond	BCLY	1.000%	06/20/2016	0.973%		2,800	5	7	(2)
South Korea Government Bond	DUB	0.920%	12/20/2014	0.761%		1,300	7	0	7
South Korea Government Bond	DUB	1.000%	06/20/2015	0.830%		800	5	8	(3)
South Korea Government Bond	JPM	0.930%	12/20/2014	0.761%		3,700	22	0	22
South Korea Government Bond	JPM	1.000%	09/20/2015	0.859%		400	2	(2)	4
South Korea Government Bond	JPM	1.000%	12/20/2015	0.902%		3,200	15	(3)	18
South Korea Government Bond	MSC	1.000%	12/20/2015	0.902%		3,400	16	29	(13)
South Korea Government Bond	RBS	1.000%	06/20/2015	0.830%		5,000	34	50	(16)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.396%		1,000	1	3	(2)
South Korea Government Bond	UBS	1.000%	09/20/2015	0.859%		2,200	14	(7)	21
Spain Government International Bond	BNP	1.000%	03/20/2016	2.571%		1,200	(80)	(74)	(6)
Spain Government International Bond	DUB	1.000%	03/20/2016	2.571%		1,200	(79)	(73)	(6)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		3,000	(199)	(184)	(15)
Spain Government International Bond	HSBC	1.000%	03/20/2016	2.571%		1,800	(119)	(109)	(10)
Spain Government International Bond	MSC	1.000%	06/20/2016	2.589%		1,700	(119)	(117)	(2)
Statoil ASA	BCLY	1.000%	06/20/2016	0.574%		3,200	66	62	4
Statoil ASA	SOG	1.000%	06/20/2016	0.574%		3,200	66	61	5
Teck Resources Ltd.	UBS	1.000%	03/20/2016	1.288%		8,000	(101)	(27)	(74)
Tesco PLC	HSBC	1.000%	03/20/2016	0.754%		1,100	13	14	(1)
Time Warner Cable, Inc.	GSC	1.000%	12/20/2015	1.034%		6,500	(7)	(3)	(4)
Time Warner Cable, Inc.	HSBC	1.000%	12/20/2015	1.034%		4,300	(5)	(6)	1
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2012	18.803%	JPY	100,000	(184)	(172)	(12)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		100,000	(184)	(111)	(73)
Total Capital S.A.	CITI	1.000%	09/20/2015	0.444%		$4,200	98	60	38
Total Capital S.A.	JPM	1.000%	09/20/2015	0.444%		2,700	63	37	26
Total Capital S.A.	MSC	1.000%	09/20/2015	0.444%		2,500	58	37	21
Total Capital S.A.	MSC	1.000%	12/20/2015	0.471%		10,800	253	183	70
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.518%		1,200	22	6	16
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.518%		3,300	59	8	51
Toyota Motor Credit Corp.	CITI	1.000%	06/20/2016	0.915%		2,000	9	(5)	14
Toyota Motor Credit Corp.	HSBC	1.000%	06/20/2016	0.915%		4,600	21	(28)	49
Transocean, Inc.	CSFB	5.000%	03/20/2012	0.363%		500	17	1	16
Transocean, Inc.	DUB	5.000%	03/20/2012	0.363%		1,200	43	5	38
United Kingdom Gilt	BOA	1.000%	12/20/2015	0.534%		400	8	7	1
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		1,700	35	33	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		4,900	101	114	(13)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		2,400	49	35	14
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		1,500	30	26	4
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.534%		1,000	21	19	2
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		3,100	62	54	8
UPC Holding BV	DUB	5.000%	06/20/2016	5.176%	EUR	3,000	(25)	(5)	(20)
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.808%		$3,100	25	(31)	56
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.808%		1,900	16	(5)	21
Volkswagen International Finance NV	JPM	1.000%	03/20/2016	0.868%	EUR	1,100	10	9	1
Xstrata Finance Canada Ltd.	BCLY	1.000%	03/20/2016	1.552%		700	(24)	(18)	(6)
Xstrata Finance Canada Ltd.	GSC	1.000%	03/20/2016	1.552%		2,100	(72)	(42)	(30)
Xstrata Finance Canada Ltd.	MSC	1.000%	03/20/2016	1.552%		1,100	(38)	(27)	(11)

							$2,014	$(4,483)	$6,497

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$1,980	$226	$264	$(38)
MCDX-16 10-Year Index	DUB	1.000%	06/20/2021	2,400	(91)	(111)	20

					$135	$153	$(18)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	800	$5	$1	$4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		4,000	25	6	19
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		29,100	311	47	264
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		135,000	1,246	416	830
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,000	92	41	51
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		335,000	3,092	1,335	1,757
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$3,200	(69)	(16)	(53)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UBS	JPY	305,000	1	99	(98)

							$4,703	$1,929	$2,774

(k)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$27,400	$104	$38

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$121.000	07/22/2011	21	$7	$(9)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	21	10	(2)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	226	178	(171)

				$195	$(182)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$58,600	$104	$(34)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	2,400	6	(5)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	2,400	11	(9)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	21,500	148	(129)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	21,500	243	(188)

							$512	$(365)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	09/21/2011		$7,300	$19	$(12)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	09/21/2011		16,400	43	(28)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011		23,700	111	(93)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	56,600	333	(113)

							$506	$(246)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	80.000	07/12/2011	$4,800	$61	$(16)
Put - OTC USD versus JPY	JPM		80.000	07/12/2011	9,000	95	(30)

						$156	$(46)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$13,100	$69	$(85)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	10,600	54	(69)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	44,900	502	(728)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	31,200	340	(511)

					$965	$(1,393)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$(29)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	7,000	90	(22)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	10/13/2020	3,000	29	(12)

						$213	$(63)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	483	07/2011	BNP	$0	$0	$0
Sell		281	07/2011	DUB	0	(8)	(8)
Buy	BRL	1,331	08/2011	BCLY	15	0	15
Sell		15,098	08/2011	HSBC	0	(101)	(101)
Buy		13,767	08/2011	UBS	247	0	247
Sell		1,331	09/2011	BCLY	0	(15)	(15)
Sell		5,271	09/2011	HSBC	0	(91)	(91)
Buy		11,325	09/2011	MSC	161	0	161
Sell		5,818	09/2011	MSC	0	(101)	(101)
Buy	CAD	208	09/2011	BNP	4	0	4
Buy		11,461	09/2011	DUB	227	0	227
Sell		3,669	09/2011	HSBC	0	(37)	(37)
Buy		4,681	09/2011	RBC	98	0	98
Sell	CNY	4,000	09/2011	DUB	0	0	0
Buy		16,255	09/2011	JPM	19	0	19
Buy		12,871	11/2011	BCLY	13	(1)	12
Buy		73,073	11/2011	BOA	346	0	346
Buy		59,778	11/2011	GSC	282	0	282
Buy		17,964	11/2011	JPM	44	(3)	41
Buy		8,737	11/2011	RBS	6	0	6
Sell		61,377	11/2011	UBS	0	(40)	(40)
Buy		33,686	02/2012	BCLY	0	(7)	(7)
Buy		4,387	02/2012	DUB	6	0	6
Buy		4,000	08/2013	DUB	0	(1)	(1)
Buy		47,000	08/2013	GSC	0	(53)	(53)
Buy		4,214	04/2016	JPM	0	(7)	(7)
Sell	EUR	6,980	07/2011	BNP	1	(129)	(128)
Sell		12,817	07/2011	CITI	32	(283)	(251)
Buy		1,686	07/2011	CSFB	34	0	34
Sell		15,975	07/2011	CSFB	0	(118)	(118)
Sell		13,180	07/2011	JPM	0	(89)	(89)
Buy		11,815	07/2011	RBC	0	(368)	(368)

Sell		1,583	07/2011	RBC	0	(53)	(53)
Sell		17,807	07/2011	RBS	0	(171)	(171)
Sell	GBP	5,927	09/2011	BCLY	186	0	186
Sell		5,926	09/2011	CITI	197	0	197
Buy		1	09/2011	RBC	0	0	0
Sell		5,838	09/2011	UBS	224	0	224
Buy	IDR	3,769,781	07/2011	BCLY	31	0	31
Sell		19,540,500	07/2011	BCLY	0	(178)	(178)
Buy		3,865,000	07/2011	CITI	35	0	35
Sell		13,260,181	07/2011	CITI	0	(61)	(61)
Buy		4,912,400	07/2011	HSBC	43	0	43
Buy		20,253,500	07/2011	JPM	155	0	155
Sell		24,842,819	10/2011	DUB	0	(122)	(122)
Buy		24,842,819	10/2011	RBS	216	0	216
Buy	INR	66,300	08/2011	DUB	61	0	61
Sell		561,653	08/2011	DUB	0	(375)	(375)
Buy		4,574	08/2011	HSBC	1	0	1
Buy		489,024	08/2011	MSC	494	0	494
Buy		385,535	08/2011	UBS	303	0	303
Sell	JPY	59	07/2011	BCLY	0	0	0
Sell		18,467	07/2011	BNP	0	0	0
Buy		18,421	07/2011	CITI	1	0	1
Sell		906,630	07/2011	CITI	28	0	28
Sell		12,581	07/2011	JPM	0	(6)	(6)
Sell		128,505	07/2011	RBC	14	0	14
Buy		4,195	07/2011	RBS	0	0	0
Buy	KRW	12,864,526	08/2011	CITI	213	0	213
Buy		15,268,500	08/2011	JPM	374	0	374
Sell	MXN	297,505	07/2011	CITI	0	(20)	(20)
Buy		248,857	07/2011	DUB	918	0	918
Buy		48,648	07/2011	HSBC	154	0	154
Buy		297,505	11/2011	CITI	42	0	42
Buy		36,039	11/2011	HSBC	40	0	40
Buy	NOK	67,117	08/2011	DUB	0	(312)	(312)
Buy	PHP	159,900	03/2012	CITI	0	(16)	(16)
Buy		519,360	03/2012	JPM	0	(37)	(37)
Buy	RUB	238,055	07/2011	BOA	0	(18)	(18)
Sell		238,055	07/2011	BOA	8	0	8
Buy		142,850	07/2011	CITI	115	0	115
Sell		142,850	07/2011	CITI	11	0	11
Buy		95,205	07/2011	HSBC	109	0	109
Sell		95,205	07/2011	HSBC	7	0	7
Buy		238,055	09/2011	BOA	6	0	6
Buy	SGD	2,800	09/2011	BCLY	90	0	90
Buy		6,600	09/2011	CITI	213	0	213
Buy		3,200	09/2011	DUB	96	0	96
Buy		8,104	09/2011	JPM	250	0	250
Buy		6,600	09/2011	RBS	214	0	214

					$6,384	$(2,821)	$3,563

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$37,698	$2,983	$40,681
Corporate Bonds & Notes
Banking & Finance	0	529,722	0	529,722
Industrials	0	618,828	36,364	655,192
Utilities	0	186,499	0	186,499
Municipal Bonds & Notes
California	0	96,078	0	96,078
District of Columbia	0	4,945	0	4,945
Florida	0	4,227	0	4,227
Illinois	0	2,159	0	2,159
Indiana	0	2,910	0	2,910
Iowa	0	3,443	0	3,443
Nevada	0	5,158	0	5,158
New Jersey	0	3,731	0	3,731
New York	0	32,097	0	32,097
North Carolina	0	2,447	0	2,447
Ohio	0	3,395	0	3,395
Pennsylvania	0	15,761	0	15,761
Tennessee	0	6,128	0	6,128
Texas	0	29,289	0	29,289
U.S. Government Agencies	0	1,999	0	1,999
U.S. Treasury Obligations	0	366,324	0	366,324
Mortgage-Backed Securities	0	29,248	0	29,248
Asset-Backed Securities	0	7,872	6,712	14,584
Sovereign Issues	0	8,172	0	8,172
Convertible Preferred Securities
Utilities	1,458	0	0	1,458
Preferred Securities
Industrials	0	4,733	0	4,733
Short-Term Instruments
Repurchase Agreements	0	9,251	0	9,251
U.S. Treasury Bills	0	4,283	0	4,283
PIMCO Short-Term Floating NAV Portfolio	26,433	0	0	26,433
Purchased Options
Interest Rate Contracts	0	38	0	38
	$27,891	$2,016,435	$46,059	$2,090,385

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,356	5	7,361
Foreign Exchange Contracts	0	6,384	0	6,384
Interest Rate Contracts	546	2,925	0	3,471
	$546	$16,665	$5	$17,216

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,128)	0	(1,128)
Foreign Exchange Contracts	0	(2,867)	0	(2,867)
Interest Rate Contracts	(725)	(698)	(1,456)	(2,879)

	$(725)	$(4,693)	$(1,456)	$(6,874)

Totals	$27,712	$2,028,407	$44,608	$2,100,727

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$0	$2,997	$0	$0	$0	$(14)	$0	$0	$2,983	$(14)
Corporate Bonds & Notes
Industrials	36,391	1,100	(640)	(30)	(16)	(441)	0	0	36,364	(379)
Asset-Backed Securities	6,750	0	0	6	0	(44)	0	0	6,712	(44)

	$43,141	$4,097	$(640)	$(24)	$(16)	$(499)	$0	$0	$46,059	$(437)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$6	$0	$0	$0	$0	$(1)	$0	$0	$5	$(1)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,670)	$0	$0	$0	$0	$214	$0	$0	$(1,456)	$214

Totals	$41,477	$4,097	$(640)	$(24)	$(16)	$(286)	$0	$0	$44,608	$(224)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.9%
BANKING & FINANCE 2.5%
Bank of America Corp.
0.541% due 10/14/2016	$5,000	$4,626
0.750% due 09/11/2012	13,305	13,289
Goldman Sachs Group, Inc.
0.450% due 02/06/2012	5,100	5,100
HSBC Finance Corp.
0.528% due 01/15/2014	5,000	4,921
0.684% due 06/01/2016	3,000	2,847
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,962
Morgan Stanley
0.758% due 10/15/2015	3,000	2,843
U.S. Trade Funding Corp.
4.260% due 11/15/2014	2,650	2,775

		39,363

INDUSTRIALS 0.4%
Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	3,252	3,454
Loews Corp.
5.250% due 03/15/2016	3,000	3,271

		6,725

Total Corporate Bonds & Notes (Cost $45,653)		46,088

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.6%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,085
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,414
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,004

		9,503

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	637

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	4,200	4,282
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	733

		5,015

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	177

TEXAS 0.0%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	105
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	389
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	101

		595

Total Municipal Bonds & Notes (Cost $15,627)		15,927

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
0.000% due 06/01/2017	3,000	2,579
0.246% due 07/25/2037	932	919
0.386% due 03/18/2031	498	497
0.636% due 10/25/2030	9	10
0.786% due 10/25/2017	119	120
1.086% due 04/25/2032	111	112
1.269% due 03/25/2022	92	93
1.495% due 06/01/2043 - 03/01/2044	1,211	1,222
2.156% due 10/01/2024	59	61
2.250% due 03/15/2016	1,000	1,017
2.419% due 11/01/2023	129	135
2.470% due 08/01/2026	15	15
2.589% due 02/01/2028	14	15
2.628% due 05/01/2025	14	15
2.782% due 12/01/2027	59	62
2.788% due 07/01/2035	270	284
2.810% due 11/01/2034	293	308
3.000% due 10/01/2024	1	1
3.168% due 04/01/2028	65	68
4.250% due 04/25/2037	384	366
4.500% due 10/25/2023 - 06/25/2025	5,992	6,325
5.000% due 08/25/2033 - 08/25/2036	10,821	11,550
5.375% due 04/11/2022	11,900	12,315
5.380% due 07/01/2033	2,268	2,420
5.500% due 11/25/2033 - 08/25/2035	9,482	10,406
5.625% due 04/17/2028	200	226
6.000% due 05/17/2027	684	754
6.250% due 12/25/2013	2	2
6.500% due 02/01/2022 - 08/01/2037	5,314	6,024
6.625% due 11/15/2030	1,300	1,646
6.750% due 06/25/2032	6,624	7,508
6.900% due 05/25/2023	123	139
6.950% due 07/25/2020	33	37
7.000% due 12/25/2022 - 03/01/2038	4,387	5,052
7.800% due 10/25/2022	23	27
9.000% due 08/01/2021 - 11/01/2030	63	75
Farmer Mac
7.440% due 07/25/2011	940	930
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,151
5.125% due 07/09/2029	675	718
5.150% due 03/25/2020	1,000	1,140
5.750% due 12/07/2028	500	585
Federal Housing Administration
6.896% due 07/01/2020	942	935
7.000% due 11/25/2019	255	252
7.430% due 11/01/2019 - 06/01/2024	423	421
Financing Corp.
0.000% due 09/26/2019	2,500	1,917
Freddie Mac
0.587% due 01/15/2033	251	252
0.687% due 04/15/2029 - 12/15/2032	296	298
0.737% due 06/15/2031	118	118
1.188% due 09/15/2021	43	43
1.484% due 10/25/2044	5,976	6,003
1.695% due 07/25/2044	1,600	1,562
2.230% due 10/25/2023	68	66
2.375% due 05/01/2022	5	5
2.381% due 10/01/2026	22	22
2.387% due 01/01/2028	105	109
2.396% due 01/01/2028	20	21
2.450% due 09/01/2027	34	34
2.484% due 06/01/2022	4	4
2.494% due 02/01/2028	58	58
2.558% due 12/01/2024	46	48
4.000% due 09/15/2030	31	32
4.500% due 02/15/2035 - 07/15/2035	13,680	13,362
5.000% due 02/15/2032 - 07/15/2033	5,314	5,700
5.500% due 12/15/2021 - 06/15/2035	5,247	5,632
5.625% due 11/23/2035	19,400	20,435
6.000% due 05/15/2028 - 05/15/2036	11,844	13,116
6.250% due 09/15/2023	1,901	1,909
6.500% due 08/01/2022 - 10/25/2043	1,640	1,827
7.000% due 07/15/2012 - 01/15/2024	455	514
Ginnie Mae
1.136% due 03/20/2031	705	708
2.125% due 11/20/2021 - 11/20/2027	209	216
2.375% due 02/20/2017 - 01/20/2028	252	261
2.500% due 12/20/2020 - 03/20/2025	18	18
2.625% due 09/20/2017 - 09/20/2026	287	298
3.000% due 12/20/2017 - 08/20/2018	50	52
3.375% due 04/20/2017 - 05/20/2030	682	711
3.500% due 03/20/2021 - 05/20/2032	259	270
6.000% due 08/20/2033	3,217	3,657
6.500% due 08/20/2034 - 09/20/2034	49	56
7.000% due 03/16/2029	588	663
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	19,158	12,319
5.500% due 12/04/2023 - 09/18/2033	3,300	3,717
NCUA Guaranteed Notes
0.560% due 11/06/2017	2,650	2,651
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,521	3,593
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,232
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 07/15/2020	1,000	755

Resolution Funding Corp. Interest Strip
0.000% due 10/15/2028 - 04/15/2029	12,439	5,518
Small Business Administration
5.240% due 08/01/2023	3,652	3,889
Tennessee Valley Authority
0.000% due 05/01/2030	7,400	2,910
4.625% due 09/15/2060	5,000	4,712
4.875% due 01/15/2048	11,700	11,654
5.250% due 09/15/2039	6,100	6,484
5.375% due 04/01/2056	12,800	13,804
5.880% due 04/01/2036	2,100	2,420

Total U.S. Government Agencies (Cost $225,113)		241,192

U.S. TREASURY OBLIGATIONS 76.3%
Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	9,123	9,557
2.375% due 01/15/2025	537	617
2.375% due 01/15/2027	1,505	1,717
2.500% due 01/15/2029	3,431	3,991
3.375% due 04/15/2032	6,207	8,218
3.625% due 04/15/2028	2,085	2,748
3.875% due 04/15/2029	1,094	1,500
U.S. Treasury Bonds
3.500% due 02/15/2039	8,350	7,173
4.375% due 11/15/2039 (c)(d)	365,400	365,685
4.750% due 02/15/2041	14,000	14,884
5.250% due 11/15/2028	2	2
5.375% due 02/15/2031 (d)	216,390	253,582
5.500% due 08/15/2028	243,800	289,360
6.125% due 11/15/2027	11,800	14,918
6.250% due 08/15/2023	26,480	33,576
U.S. Treasury Strips
0.000% due 11/15/2024	2,100	1,215
0.000% due 08/15/2027	43,600	21,927
0.000% due 11/15/2027	256,400	126,801
0.000% due 05/15/2028	43,300	20,579
0.000% due 08/15/2032	12,300	4,672
0.000% due 02/15/2033	20,400	7,547
0.000% due 05/15/2033	41,600	15,198
0.000% due 05/15/2034	800	277
0.000% due 11/15/2034	2,300	776
0.000% due 05/15/2037	2,400	709
0.000% due 02/15/2038	7,400	2,157
0.000% due 05/15/2038	5,700	1,640
0.000% due 11/15/2039	18,500	4,900
0.000% due 11/15/2040	30,900	7,800
0.000% due 02/15/2041	28,790	7,183

Total U.S. Treasury Obligations (Cost $1,254,332)		1,230,909

MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
2.021% due 09/25/2035	655	645
Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	305	317
5.451% due 01/15/2049	372	403
5.706% due 02/10/2051	551	595
Banc of America Funding Corp.
2.785% due 02/20/2036	2,590	2,392
Bear Stearns Adjustable Rate Mortgage Trust
2.768% due 02/25/2033	32	29
2.827% due 10/25/2035	2,200	2,021
2.860% due 02/25/2034	604	555
2.864% due 01/25/2034	215	214
5.416% due 04/25/2033	144	141
Bear Stearns Alt-A Trust
2.916% due 09/25/2035	1,150	838
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,217
5.746% due 09/11/2042	771	844
5.905% due 06/11/2040	963	1,030
Bear Stearns Mortgage Securities, Inc.
3.562% due 06/25/2030	7	7
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	246
5.886% due 11/15/2044	406	443
Commercial Mortgage Pass-Through Certificates
6.008% due 12/10/2049	513	564
Countrywide Alternative Loan Trust
0.366% due 05/25/2047	1,284	703
0.396% due 05/25/2035	1,083	678
5.500% due 10/25/2033	7,650	7,700
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035	349	225
0.506% due 03/25/2035	1,888	1,145
0.526% due 06/25/2035	1,280	1,161
6.000% due 10/25/2034	6,222	6,275
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	682	641
6.500% due 04/25/2033	7	7
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	523	503
First Republic Mortgage Loan Trust
0.666% due 06/25/2030	122	118
GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	717	616
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	299	309
5.381% due 03/10/2039	596	606
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	872	862
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.406% due 05/19/2035	881	587
0.426% due 03/19/2036	1,008	599
2.840% due 07/19/2035	1,146	970
Impac CMB Trust
0.686% due 10/25/2035	4,806	2,835
5.067% due 09/25/2034	2,037	2,004
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	624
5.882% due 02/15/2051	206	224
5.915% due 02/12/2049	804	864
5.932% due 02/12/2049	2,708	2,941
JPMorgan Mortgage Trust
2.967% due 07/25/2035	843	829
MASTR Asset Securitization Trust
5.500% due 09/25/2033	284	299
Merrill Lynch Floating Trust
0.728% due 07/09/2021	1,500	1,441
Morgan Stanley Capital I
0.247% due 10/15/2020	572	558
Nomura Asset Acceptance Corp.
2.583% due 10/25/2035	4,478	3,033
Residential Accredit Loans, Inc.
0.486% due 08/25/2035	831	506
0.586% due 01/25/2033	80	77
0.586% due 03/25/2033	271	246
6.000% due 06/25/2036	2,807	1,746
Sequoia Mortgage Trust
0.536% due 10/19/2026	58	52
0.536% due 07/20/2033	947	886
0.946% due 10/20/2027	31	28
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	2,738	1,614
Structured Asset Mortgage Investments, Inc.
0.396% due 04/25/2036	2,509	1,540
0.406% due 05/25/2036	301	168
0.846% due 09/19/2032	36	31
1.026% due 10/19/2033	239	195
Structured Asset Securities Corp.
2.313% due 01/25/2032	3	2
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	663	639
5.090% due 07/15/2042	187	198
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	670	559
0.446% due 11/25/2045	66	55
0.496% due 01/25/2045	1,241	1,012
1.088% due 12/25/2046	1,164	811
1.278% due 02/25/2046	1,834	1,385
1.491% due 05/25/2041	90	82
1.678% due 06/25/2042	61	49
1.678% due 08/25/2042	40	35
2.859% due 08/25/2046	725	541
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	2,149	1,847

Total Mortgage-Backed Securities (Cost $76,122)		66,163

ASSET-BACKED SECURITIES 0.3%
Amortizing Residential Collateral Trust
0.456% due 06/25/2032	15	12
0.766% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.846% due 10/25/2032	146	129
1.186% due 11/25/2042	930	827
Carrington Mortgage Loan Trust
0.506% due 10/25/2035	314	294
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033	30	26
Conseco Financial Corp.
7.200% due 04/15/2026	2	2
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036	39	31
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036	31	31
Ford Credit Auto Owner Trust
1.607% due 06/15/2012	201	201
GSRPM Mortgage Loan Trust
0.306% due 03/25/2035	22	22
Home Equity Mortgage Trust
0.366% due 05/25/2036	2,083	1,977
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	11	11
L.A. Arena Funding LLC
7.656% due 12/15/2026	69	73
Massachusetts Educational Financing Authority
1.224% due 04/25/2038	998	994
SACO I, Inc.
0.946% due 11/25/2035	742	624
Soundview Home Equity Loan Trust
0.246% due 11/25/2036	230	72
Structured Asset Securities Corp.
0.236% due 10/25/2036	22	22

Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036	325	231

Total Asset-Backed Securities (Cost $6,217)		5,600

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2011	5,152	5,152

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $5,260. Repurchase proceeds are $5,152.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
	17,124	172

Total Short-Term Instruments (Cost $5,324)		5,324

PURCHASED OPTIONS (f) 0.0%
(Cost $29)		29

Total Investments 99.8% (Cost $1,628,417)		$1,611,232
Written Options (g) (0.0%) (Premiums $793)		(529)
Other Assets and Liabilities (Net) 0.2%		3,673

Net Assets 100.0%		$1,614,376

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $16,445 at a weighted average interest rate of 0.148%. On June 30, 2011, securities valued at $70,055 were pledged as collateral for reverse repurchase agreements.

(d)	Securities with an aggregate market value of $2,615 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	1,451	$861
90-Day Eurodollar March Futures	Long	03/2012	1,442	1,216
90-Day Eurodollar September Futures	Long	09/2011	853	34
U.S. Treasury 30-Year Bond September Futures	Long	09/2011	103	(190)

				$1,921

(e)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	CITI	(1.000%	)	12/20/2016	1.586%	$5,000	$146	$204	$(58)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	0.552%	5,000	47	0	47
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.052%	3,000	118	0	118
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	2.541%	2,900	114	0	114
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.868%	3,000	80	0	80
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	0.953%	5,000	148	0	148

							$653	$204	$449

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$12,000	$29	$29

(g)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	126	$30	$(28)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	101	34	(22)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	25	8	(10)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	25	12	(2)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	256	164	(19)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	256	120	(200)

				$368	$(281)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$12,000	$68	$(71)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	4,800	9	(8)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	4,800	20	(11)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	6,100	42	(37)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	6,100	69	(53)

							$208	$(180)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$(21)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	(47)

						$217	$(68)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$39,363	$0	$39,363
Industrials	0	6,725	0	6,725
Municipal Bonds & Notes
California	0	9,503	0	9,503
Connecticut	0	637	0	637
New York	0	5,015	0	5,015
Puerto Rico	0	177	0	177
Texas	0	595	0	595
U.S. Government Agencies	0	236,002	5,190	241,192
U.S. Treasury Obligations	0	1,230,909	0	1,230,909
Mortgage-Backed Securities	0	66,163	0	66,163
Asset-Backed Securities	0	5,600	0	5,600
Short-Term Instruments
Repurchase Agreements	0	5,152	0	5,152
PIMCO Short-Term Floating NAV Portfolio	172	0	0	172
Purchased Options

Interest Rate Contracts	0	29	0	29
	$172	$1,605,870	$5,190	$1,611,232

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	507	0	507
Interest Rate Contracts	2,111	0	0	2,111
	$2,111	$507	$0	$2,618

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(58)	0	(58)
Interest Rate Contracts	(190)	(461)	(68)	(719)

	$(190)	$(519)	$(68)	$(777)

Totals	$2,093	$1,605,858	$5,122	$1,613,073

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$5,217	$0	$(35)	$(143)	$0	$151	$0	$0	$5,190	$152

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(141)	$0	$0	$0	$0	$73	$0	$0	$(68)	$73

Totals	$5,076	$0	$(35)	$(143)	$0	$224	$0	$0	$5,122	$225

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.7%
AGFS Funding Co.
5.500% due 05/10/2017		$43,000	$42,243
CIT Group, Inc.
6.250% due 08/11/2015		71,766	72,330
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		6,400	6,363
Fidelity National Information Services, Inc.
5.250% due 07/18/2016		19,850	19,942
Ford Motor Co.
2.940% due 12/15/2013		18,020	18,032
Georgia-Pacific Corp.
2.246% due 12/21/2012		810	810
2.246% due 12/31/2012		10,700	10,706
2.250% due 12/21/2012		42,678	42,700
Graham Packaging Co. LP
6.000% due 09/23/2016		16,915	16,974
HCA, Inc.
1.496% due 11/17/2012		2,250	2,238
2.496% due 11/14/2013		71,900	71,495
2.746% due 05/02/2016		26,000	25,677
Novelis, Inc.
3.750% due 03/10/2017		22,544	22,625
SunGard Data Systems, Inc.
1.936% due 02/28/2014		8	8
1.940% due 02/28/2014		55	54
United Airlines, Inc.
3.000% due 02/01/2012		7,000	6,918
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		4,000	3,960
Vodafone Group PLC
5.000% due 07/11/2016		13,100	13,558
West Corp.
2.621% due 10/24/2013		5	5
2.628% due 10/24/2013		3	3
2.649% due 10/24/2013		5	4

Total Bank Loan Obligations (Cost $375,385)			376,645

CORPORATE BONDS & NOTES 31.3%
BANKING & FINANCE 22.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		17,900	19,296
Ally Financial, Inc.
2.454% due 12/01/2014		6,161	5,883
3.466% due 02/11/2014		48,839	48,027
3.646% due 06/20/2014		14,000	13,699
4.500% due 02/11/2014		14,100	14,135
5.900% due 10/15/2019		18	16
6.000% due 02/15/2019		591	543
6.000% due 03/15/2019		2,865	2,638
6.050% due 08/15/2019		21	19
6.050% due 10/15/2019		951	863
6.100% due 09/15/2019		490	449
6.150% due 03/15/2016		531	510
6.250% due 12/15/2018		933	875
6.300% due 03/15/2016		185	179
6.400% due 12/15/2018		208	197
6.500% due 09/15/2016		210	203
6.500% due 10/15/2016		40	39
6.500% due 06/15/2018		1,215	1,215
6.500% due 11/15/2018		1,010	964
6.500% due 12/15/2018		843	802
6.600% due 05/15/2018		821	803
6.600% due 06/15/2019		38	36
6.625% due 05/15/2012		9,318	9,539
6.650% due 04/15/2016		195	190
6.650% due 06/15/2018		97	97
6.650% due 10/15/2018		809	789
6.700% due 08/15/2016		100	97
6.700% due 06/15/2018		1,592	1,594
6.700% due 11/15/2018		562	543
6.750% due 12/01/2014		4,178	4,368
6.750% due 08/15/2016		2,172	2,120
6.750% due 09/15/2016		10	10
6.750% due 11/15/2016		25	24
6.750% due 03/15/2018		100	97
6.750% due 07/15/2018		500	485
6.750% due 09/15/2018		147	142
6.750% due 10/15/2018		50	49
6.750% due 11/15/2018		175	172
6.750% due 06/15/2019		75	71
6.800% due 09/15/2016		71	69
6.800% due 09/15/2018		824	809
6.800% due 10/15/2018		321	315
6.850% due 04/15/2016		389	382
6.875% due 09/15/2011		16,564	16,709
6.875% due 08/28/2012		54,400	56,440
6.875% due 08/15/2016		35	34
6.875% due 07/15/2018		835	816
6.900% due 07/15/2018		256	250
6.900% due 08/15/2018		156	152
7.000% due 02/01/2012		5,635	5,756
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	499
7.000% due 03/15/2018		288	284
7.000% due 05/15/2018		1,141	1,125
7.000% due 08/15/2018		160	157
7.000% due 09/15/2018		956	933
7.050% due 03/15/2018		345	341
7.050% due 04/15/2018		374	370
7.150% due 09/15/2018		319	314
7.250% due 06/15/2016		178	178
7.250% due 01/15/2018		608	614
7.250% due 04/15/2018		100	100
7.250% due 08/15/2018		1,856	1,837
7.250% due 01/15/2025		3,495	3,348
7.300% due 01/15/2018		6,579	6,591
7.500% due 12/31/2013		35,630	38,258
7.500% due 06/15/2016		117	118
7.500% due 12/15/2017		590	591
8.300% due 02/12/2015		4,400	4,928
American Express Bank FSB
0.316% due 05/29/2012		75	75
0.340% due 06/12/2012		617	616
5.500% due 04/16/2013		31,600	33,814
5.550% due 10/17/2012		8,500	8,969
American Express Co.
6.150% due 08/28/2017		1,800	2,053
7.000% due 03/19/2018		500	589
American Express Credit Corp.
5.875% due 05/02/2013		7,100	7,645
7.300% due 08/20/2013		13,000	14,473
American International Group, Inc.
0.305% due 04/03/2012	JPY	1,050,000	12,963
0.346% due 03/20/2012		$5,000	4,970
0.386% due 10/18/2011		7,400	7,365
4.250% due 05/15/2013		40,870	42,047
4.900% due 06/02/2014	CAD	3,100	3,252
4.950% due 03/20/2012		$38,800	39,547
5.050% due 10/01/2015		25,400	26,526
5.375% due 10/18/2011		35,000	35,438
5.450% due 05/18/2017		32,100	33,591
5.600% due 10/18/2016		900	943
5.850% due 01/16/2018		48,700	51,072
8.000% due 05/22/2068	EUR	6,600	9,595
8.250% due 08/15/2018		$36,510	41,934
8.625% due 05/22/2068	GBP	4,200	6,977
ANZ National International Ltd.
3.125% due 08/10/2015		$16,900	17,032
6.200% due 07/19/2013		59,500	64,861
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	39
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	8,800	12,936
5.500% due 06/14/2012		$25,000	25,947
Banco Bradesco S.A.
2.361% due 05/16/2014		90,600	91,811
Banco do Brasil S.A.
4.500% due 01/22/2015		7,300	7,647
Banco Santander Chile
2.875% due 11/13/2012		65,700	66,218
3.750% due 09/22/2015		45,200	45,765
Bank of America Corp.
0.541% due 10/14/2016		37,400	34,604
0.924% due 06/11/2012	GBP	5,000	7,969
1.693% due 01/30/2014		$5,000	5,015
5.375% due 08/15/2011		50	50
6.500% due 08/01/2016		5,000	5,580
7.375% due 05/15/2014		27,000	30,364
Bank of Nova Scotia
1.450% due 07/26/2013		44,000	44,519
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		31,800	33,520
Barclays Bank PLC
0.420% due 03/23/2017		26,500	25,848
1.773% due 01/28/2015		13,000	13,001
5.450% due 09/12/2012		1,300	1,370
BBVA Bancomer S.A.
7.250% due 04/22/2020		3,300	3,473
Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	41,923
6.400% due 10/02/2017		$4,000	4,567
6.950% due 08/10/2012		86,390	92,246
7.250% due 02/01/2018		500	594
BNP Paribas S.A.
0.449% due 04/27/2017		63,300	62,212
5.186% due 06/29/2049		6,900	6,386
BPCE S.A.
2.375% due 10/04/2013		10,500	10,676
CIT Group, Inc.
7.000% due 05/01/2014		7,482	7,585
7.000% due 05/01/2015		1,516	1,522
7.000% due 05/01/2016		2,880	2,872
7.000% due 05/01/2017		3,538	3,534
Citigroup, Inc.
0.522% due 06/09/2016		3,100	2,853
1.111% due 02/15/2013		13,500	13,454
1.733% due 01/13/2014		34,800	35,050
4.750% due 02/10/2019	EUR	100	137
5.100% due 09/29/2011		$1,500	1,516
5.300% due 10/17/2012		8,800	9,237
5.500% due 04/11/2013		52,320	55,561
5.625% due 08/27/2012		14,600	15,255
5.850% due 07/02/2013		4,100	4,395
6.000% due 02/21/2012		12,004	12,401
6.000% due 12/13/2013		580	631
6.010% due 01/15/2015		4,900	5,395
6.125% due 11/21/2017		300	332
6.375% due 08/12/2014		190	210
6.500% due 08/19/2013		10,200	11,096

Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,706
Countrywide Financial Corp.
5.800% due 06/07/2012		2,540	2,650
Credit Agricole S.A.
7.589% due 01/29/2049	GBP	800	1,188
Credit Suisse
5.000% due 05/15/2013		$9,745	10,405
Credit Suisse AG
0.951% due 05/29/2049		270	220
DanFin Funding Ltd.
0.976% due 07/16/2013		145,300	145,332
Danske Bank A/S
2.500% due 05/10/2012		3,000	3,043
Dexia Credit Local
0.652% due 03/05/2013		160,700	160,324
2.000% due 03/05/2013		26,050	26,216
Dexia Credit Local S.A.
0.753% due 04/29/2014		62,500	62,310
0.896% due 09/23/2011		28,000	28,030
DnB NOR Bank ASA
0.484% due 09/01/2016		16,300	16,249
FCE Bank PLC
7.125% due 01/16/2012	EUR	50,200	74,363
7.125% due 01/15/2013		44,300	66,651
First Horizon National Corp.
5.375% due 12/15/2015		$19,700	20,971
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		39,205	39,304
5.625% due 09/15/2015		27,500	28,525
7.000% due 10/01/2013		9,900	10,602
7.000% due 04/15/2015		17,800	19,271
7.250% due 10/25/2011		1,700	1,726
7.500% due 08/01/2012		61,700	64,623
7.800% due 06/01/2012		4,026	4,211
8.000% due 12/15/2016		600	676
8.700% due 10/01/2014		7,000	7,851
9.875% due 08/10/2011		11,500	11,587
12.000% due 05/15/2015		6,040	7,494
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	27,825
GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,313
General Electric Capital Corp.
0.376% due 06/20/2014		10,000	9,762
1.056% due 12/20/2017		7,900	7,451
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		18,000	16,994
1.268% due 02/07/2014		8,000	7,940
5.300% due 02/14/2012		3,000	3,078
5.450% due 11/01/2012		600	634
5.950% due 01/18/2018		500	539
6.150% due 04/01/2018		45	49
HCP, Inc.
5.650% due 12/15/2013		725	795
5.950% due 09/15/2011		1,900	1,919
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,196
6.850% due 07/15/2012		3,332	3,473
HSBC Capital Funding LP
4.610% due 12/29/2049		3,900	3,779
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	1,045
HSBC Finance Corp.
1.787% due 04/05/2013	EUR	28,100	40,349
7.000% due 05/15/2012		$850	895
Industrial Bank of Korea
3.750% due 09/29/2016		20,200	20,426
ING Bank NV
1.046% due 03/30/2012		5,000	5,020
1.297% due 03/15/2013		17,800	17,841
1.652% due 06/09/2014		18,900	18,976
3.900% due 03/19/2014		22,400	23,975
International Lease Finance Corp.
0.633% due 07/13/2012		1,225	1,206
0.634% due 07/01/2011		1,000	1,000
1.795% due 08/15/2011	EUR	9,900	14,419
5.000% due 09/15/2012		$7,535	7,667
5.300% due 05/01/2012		215	219
5.400% due 02/15/2012		8,125	8,267
5.625% due 09/20/2013		7,330	7,467
5.875% due 05/01/2013		2,000	2,058
6.375% due 03/25/2013		8,000	8,280
6.500% due 09/01/2014		163,200	173,808
6.625% due 11/15/2013		20,397	21,213
8.625% due 09/15/2015		2,000	2,175
Intesa Sanpaolo SpA
2.658% due 02/24/2014		30,100	30,049
JPMorgan Chase & Co.
1.776% due 09/26/2013	EUR	2,600	3,738
6.000% due 01/15/2018		$800	890
JPMorgan Chase Capital XXI
1.223% due 01/15/2087		10,000	8,038
KeyBank N.A.
1.559% due 11/21/2011	EUR	1,600	2,311
Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013		$460	470
LBG Capital No.1 PLC
8.000% due 12/29/2049		1,400	1,267
8.500% due 12/29/2049		700	660
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,900	4,243
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$5,300	1,431
Lloyds TSB Bank PLC
2.800% due 04/02/2012		122,000	124,183
Macquarie Bank Ltd.
1.785% due 12/06/2016	EUR	8,200	11,756
2.600% due 01/20/2012		$21,200	21,466
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		12,000	13,194
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		20,000	19,968
1.004% due 02/21/2012	GBP	12,000	19,167
1.007% due 09/15/2026		$47,300	38,282
5.450% due 02/05/2013		27,000	28,648
5.450% due 07/15/2014		29,500	31,773
5.571% due 10/04/2012		40,100	41,468
6.050% due 08/15/2012		13,930	14,667
6.400% due 08/28/2017		5,000	5,462
8.950% due 05/18/2017		180	198
Metropolitan Life Global Funding I
2.875% due 09/17/2012		200	204
5.125% due 04/10/2013		21,000	22,350
Morgan Stanley
0.590% due 01/09/2014		150	146
0.758% due 10/15/2015		8,000	7,580
1.760% due 03/01/2013	EUR	32,400	46,469
1.785% due 05/02/2014		10,000	14,147
2.761% due 05/14/2013		$19,700	20,237
4.750% due 04/01/2014		50	52
6.000% due 05/13/2014		100	109
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		15,400	15,667
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,467
National Australia Bank Ltd.
5.350% due 06/12/2013		$17,200	18,454
National City Bank
0.622% due 06/07/2017		250	235
National City Preferred Capital Trust I
12.000% due 12/29/2049 (h)		21,100	23,279
Nationwide Building Society
2.500% due 08/17/2012		15,700	16,055
4.650% due 02/25/2015		2,600	2,694
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	11,292
5.150% due 04/15/2013		$98,678	105,104
PNC Preferred Funding Trust I
6.517% due 03/29/2049		16,200	14,203
PNC Preferred Funding Trust III
8.700% due 03/29/2049		8,000	8,461
Preferred Term Securities XIII Ltd.
0.795% due 03/24/2034		1,655	1,150
Pricoa Global Funding I
0.373% due 01/30/2012		18,300	18,249
0.446% due 09/27/2013		14,770	14,598
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,442
Qatari Diar Finance QSC
3.500% due 07/21/2015		64,900	66,685
Regions Financial Corp.
0.416% due 06/26/2012		17,400	16,916
7.750% due 11/10/2014		10,300	10,917
Royal Bank of Scotland Group PLC
0.986% due 09/29/2015		35,000	30,669
0.990% due 04/11/2016		7,150	6,430
2.211% due 01/28/2016	EUR	2,000	2,567
2.625% due 05/11/2012		$100,175	102,088
7.640% due 03/29/2049 (a)		66,675	52,173
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		78,100	78,124
SLM Corp.
0.504% due 10/25/2011		5,000	4,976
0.574% due 01/27/2014		300	285
1.801% due 06/17/2013	EUR	8,000	11,225
4.482% due 06/15/2015		$208	205
4.882% due 06/15/2013		2,000	1,996
4.982% due 11/01/2013		2,946	2,950
5.000% due 04/15/2015		15,735	15,821
5.050% due 11/14/2014		12,200	12,204
5.125% due 08/27/2012		27,045	27,755
5.375% due 01/15/2013		15,425	15,856
5.375% due 05/15/2014		19,000	19,789
5.625% due 08/01/2033		1,000	842
8.450% due 06/15/2018		6,800	7,470
Societe Generale S.A.
0.484% due 10/20/2016		20,000	19,275
5.922% due 04/29/2049		2,800	2,423
Springleaf Finance Corp.
0.497% due 12/15/2011		3,900	3,850
0.540% due 08/17/2011		800	795
3.250% due 01/16/2013	EUR	6,000	8,260
4.125% due 11/29/2013		12,500	16,971
4.875% due 07/15/2012		$200	200
5.375% due 10/01/2012		80	80
5.625% due 08/17/2011		36,804	36,832
5.900% due 09/15/2012		335	337
6.900% due 12/15/2017		1,125	1,038

Standard Chartered PLC
1.214% due 05/12/2014		8,600	8,603
State Street Capital Trust III
5.237% due 01/29/2049		10,996	11,007
SunTrust Bank
1.604% due 12/20/2011	EUR	19,500	28,101
Svenska Handelsbanken AB
1.248% due 09/14/2012		$34,000	34,318
4.875% due 06/10/2014		175	189
Swedbank AB
3.625% due 12/02/2011	EUR	400	584
Teco Finance, Inc.
6.750% due 05/01/2015		$6,000	6,852
UBS AG
1.273% due 01/28/2014		6,200	6,231
1.358% due 02/23/2012		28,400	28,585
5.875% due 12/20/2017		3,400	3,733
USB Capital IX
3.500% due 10/29/2049		5,700	4,718
Wachovia Bank N.A.
0.577% due 03/15/2016		1,750	1,665
Wachovia Corp.
0.517% due 06/15/2017		1,100	1,031
0.648% due 10/15/2016		4,800	4,611
5.500% due 05/01/2013		33,425	35,953
Waha Aerospace BV
3.925% due 07/28/2020		76,475	77,622
WCI Finance LLC
5.400% due 10/01/2012		3,500	3,678
WEA Finance LLC
7.500% due 06/02/2014		40	46
Wells Fargo & Co.
7.980% due 03/29/2049		263,800	286,223
Wells Fargo Capital XV
9.750% due 09/29/2049		2,900	3,074
Westpac Banking Corp.
0.756% due 07/16/2014		3,000	3,015
2.250% due 11/19/2012		107,300	109,370

			4,913,536

INDUSTRIALS 6.2%
Altria Group, Inc.
8.500% due 11/10/2013		22,055	25,570
American Airlines, Inc.
10.500% due 10/15/2012		9,500	10,129
Arch Western Finance LLC
6.750% due 07/01/2013		10,000	10,062
AstraZeneca PLC
5.400% due 09/15/2012		25	26
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,395
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,921
Black & Decker Corp.
8.950% due 04/15/2014		$3,600	4,261
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		3,693	4,002
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		2,000	2,114
Cardinal Health, Inc.
6.000% due 06/15/2017		24,400	27,572
Caterpillar, Inc.
0.424% due 05/21/2013		7,800	7,813
CC Holdings GS V LLC
7.750% due 05/01/2017		650	707
Charter Communications Operating LLC
8.000% due 04/30/2012		8,300	8,674
Chesapeake Energy Corp.
7.625% due 07/15/2013		7,550	8,267
9.500% due 02/15/2015		18,000	20,970
Colorado Interstate Gas Co.
5.950% due 03/15/2015		4,260	4,752
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	8,685
Comcast Corp.
5.850% due 11/15/2015		2,100	2,383
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,661
Computer Sciences Corp.
5.500% due 03/15/2013		3,000	3,188
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,282
Cox Communications, Inc.
4.625% due 06/01/2013		5,000	5,311
5.450% due 12/15/2014		2,600	2,899
7.125% due 10/01/2012		19,537	20,958
CSX Corp.
7.900% due 05/01/2017		17,000	20,933
CVS Caremark Corp.
5.750% due 08/15/2011		8,696	8,746
Daimler Finance North America LLC
5.750% due 09/08/2011		43,000	43,393
6.500% due 11/15/2013		23,900	26,597
7.300% due 01/15/2012		29,653	30,689
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		370	374
Delta Air Lines, Inc.
9.500% due 09/15/2014		2,300	2,464
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,075
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,315
Devon Financing Corp. ULC
6.875% due 09/30/2011		14,125	14,338
DISH DBS Corp.
6.375% due 10/01/2011		500	506
6.625% due 10/01/2014		1,600	1,688
7.000% due 10/01/2013		3,000	3,236
7.125% due 02/01/2016		6,775	7,182
7.750% due 05/31/2015		1,600	1,740
Dow Chemical Co.
4.850% due 08/15/2012		49,030	51,218
6.000% due 10/01/2012		12,855	13,633
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,178
Enterprise Products Operating LLC
4.600% due 08/01/2012		12,600	13,088
5.650% due 04/01/2013		1,000	1,073
EOG Resources, Inc.
1.023% due 02/03/2014		93,900	94,865
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,100	26,382
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		3,340	3,653
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,498
Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	838
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		$44,200	48,952
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		500	560
General Mills, Inc.
6.000% due 02/15/2012		800	827
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,230
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,250
HCA, Inc.
7.250% due 09/15/2020		5,000	5,394
8.500% due 04/15/2019		4,825	5,356
9.250% due 11/15/2016		200	213
9.625% due 11/15/2016 (c)		47,830	50,999
9.875% due 02/15/2017		8,369	9,352
HJ Heinz Co.
15.590% due 12/01/2020		700	745
HJ Heinz Finance Co.
6.625% due 07/15/2011		4,000	4,006
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	31,923
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,095
JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,216
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		5,522	5,765
Kraft Foods, Inc.
2.625% due 05/08/2013		17,300	17,803
5.250% due 10/01/2013		3,575	3,886
5.625% due 11/01/2011		4,875	4,954
6.000% due 02/11/2013		18,492	19,944
6.250% due 06/01/2012		11,925	12,522
Lennar Corp.
5.500% due 09/01/2014		8,800	8,866
Loews Corp.
5.250% due 03/15/2016		7,000	7,632
MGM Resorts International
10.375% due 05/15/2014		6,200	7,068
13.000% due 11/15/2013		2,000	2,385
Motorola Solutions, Inc.
8.000% due 11/01/2011		50	51
Noble Group Ltd.
6.750% due 01/29/2020		10,000	10,550
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,860	3,841
Olin Corp.
6.750% due 06/15/2016		15,000	16,275
PACCAR, Inc.
6.375% due 02/15/2012		42,800	44,257
6.875% due 02/15/2014		19,900	22,728
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,676
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	882
Petroleos Mexicanos
5.500% due 01/09/2017	EUR	500	766
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		$9,268	9,309
Reynolds American, Inc.
7.250% due 06/01/2012		5,500	5,811
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,757
SABIC Capital I BV
3.000% due 11/02/2015		2,300	2,313
Shell International Finance BV
3.100% due 06/28/2015		80,800	84,488
Sonat, Inc.
7.625% due 07/15/2011		10,900	10,920
Southwest Airlines Co.
6.500% due 03/01/2012		1,400	1,449

Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,922
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013		2,095	2,064
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		100,000	100,964
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,513	3,673
6.200% due 07/01/2013		13,550	14,867
Time Warner, Inc.
3.150% due 07/15/2015		32,400	33,525
6.875% due 05/01/2012		4,000	4,204
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011		5,000	5,035
8.875% due 07/15/2012		2,855	3,083
Tyco Electronics Group S.A.
6.000% due 10/01/2012		10,972	11,636
UAL Pass-Through Trust
10.400% due 05/01/2018		1,546	1,752
Union Pacific Corp.
4.163% due 07/15/2022		920	912
5.450% due 01/31/2013		948	1,014
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	131
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,000	1,092
UST LLC
6.625% due 07/15/2012		2,000	2,114
Veolia Environnement S.A.
5.250% due 06/03/2013		32,931	35,317
Vivendi S.A.
5.750% due 04/04/2013		4,700	5,039
Volkswagen International Finance NV
0.757% due 10/01/2012		7,400	7,422
0.917% due 04/01/2014		17,800	17,875
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	26,668
WM Wrigley Jr. Co.
2.450% due 06/28/2012		5,005	5,016
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,531

			1,360,176

UTILITIES 2.7%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		2,100	2,249
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,815
7.700% due 08/07/2013		88,500	98,271
Appalachian Power Co.
5.650% due 08/15/2012		1,400	1,468
AT&T Corp.
7.300% due 11/15/2011		47,000	48,143
AT&T, Inc.
4.850% due 02/15/2014		11,534	12,532
5.875% due 02/01/2012		10,000	10,302
BellSouth Corp.
6.000% due 10/15/2011		45	46
BP Capital Markets PLC
1.550% due 08/11/2011		12,400	12,413
2.375% due 12/14/2011		1,200	1,210
2.750% due 02/27/2012		10,907	11,060
Carolina Power & Light Co.
6.500% due 07/15/2012		3,060	3,240
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,700	3,071
CenturyLink, Inc.
6.000% due 04/01/2017		10,200	10,649
CMS Energy Corp.
1.228% due 01/15/2013		3,100	3,084
Dominion Resources, Inc.
5.000% due 03/15/2013		12,610	13,447
6.250% due 06/30/2012		5,450	5,736
Duke Energy Carolinas LLC
6.250% due 01/15/2012		1,000	1,030
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,234
El Paso Performance-Linked Trust
7.750% due 07/15/2011		23,915	23,959
Embarq Corp.
7.082% due 06/01/2016		8,300	9,232
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		10,600	12,669
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		775	814
6.500% due 09/01/2012		9,750	10,262
Majapahit Holding BV
8.000% due 08/07/2019		5,000	5,938
NGPL PipeCo LLC
6.514% due 12/15/2012		38,500	40,495
NRG Energy, Inc.
8.250% due 09/01/2020		6,700	6,868
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		2,000	2,182
PSEG Power LLC
5.000% due 04/01/2014		2,000	2,146
5.320% due 09/15/2016		989	1,091
Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,461
Qtel International Finance Ltd.
3.375% due 10/14/2016		31,400	31,478
Qwest Corp.
3.497% due 06/15/2013		34,200	35,140
8.875% due 03/15/2012		26,065	27,499
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		3,000	3,284
5.832% due 09/30/2016		10,632	11,616
Southern Power Co.
6.250% due 07/15/2012		1,201	1,264
TDC A/S
6.500% due 04/19/2012	EUR	1,500	2,267
Telecom Italia Capital S.A.
0.886% due 07/18/2011		$24,000	23,998
Telesat LLC
12.500% due 11/01/2017		4,200	5,061
Verizon Wireless Capital LLC
5.250% due 02/01/2012		88,480	90,815

			595,539

Total Corporate Bonds & Notes (Cost $6,601,031)			6,869,251

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		23,500	23,676

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023		18,950	18,264
Goodrich Petroleum Corp.
3.250% due 12/01/2026		650	657
Transocean, Inc.
1.500% due 12/15/2037		6,600	6,563

			25,484

Total Convertible Bonds & Notes (Cost $46,975)			49,160

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
Irvine, California Ranch Water District Joint Powers Agency Revenue Bonds, Series 1998
7.705% due 03/15/2014		41,150	42,791

ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		67,100	67,468

LOUISIANA 0.2%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		35,300	35,820

NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013		12,600	12,588

Total Municipal Bonds & Notes (Cost $157,574)			158,667

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
0.246% due 12/25/2036		4,186	4,130
0.306% due 06/25/2034		722	702
0.386% due 10/27/2037		107,300	106,630
0.536% due 07/25/2037 - 03/25/2044		69,615	69,838
0.546% due 03/25/2037		1,534	1,536
0.566% due 07/25/2037		25,794	25,894
0.586% due 05/25/2031 - 09/25/2035		2,639	2,640
0.656% due 07/25/2037		184	180
0.786% due 05/25/2030		292	293
0.819% due 04/25/2022		9	9
0.836% due 05/25/2030		463	464
0.886% due 10/25/2037		28,209	28,477
0.926% due 03/25/2040		119,365	120,939
0.936% due 11/25/2039		738	748
1.495% due 07/01/2042 - 07/01/2044		7,294	7,290
1.545% due 09/01/2041		15,356	15,501
1.584% due 01/01/2021		23	24
1.695% due 10/01/2030 - 11/01/2039		1,361	1,390
1.738% due 03/01/2035		970	987
1.795% due 11/01/2018		3	3
1.822% due 11/01/2017		24	24
2.023% due 07/01/2017		28	29
2.155% due 01/01/2035		6,011	6,230
2.169% due 11/01/2034		1,145	1,194
2.215% due 05/01/2035		1,677	1,738
2.381% due 05/01/2035		3,662	3,842
2.389% due 04/01/2034		970	1,017
2.412% due 12/01/2033		319	333
2.425% due 03/01/2035		1,692	1,772
2.439% due 11/01/2027		32	33
2.444% due 06/01/2022		5	5
2.469% due 10/01/2034		2,663	2,783
2.497% due 04/01/2024		119	126

2.526% due 08/01/2029	577	600
2.534% due 10/01/2024	156	158
2.589% due 02/01/2028	188	199
2.599% due 01/01/2024	80	85
2.606% due 07/01/2035	4,356	4,596
2.614% due 07/01/2035	5,065	5,330
2.694% due 08/01/2035	7,528	7,926
2.710% due 08/01/2017	4	4
2.719% due 07/01/2018	5	5
2.745% due 09/01/2032	1,160	1,215
2.748% due 11/01/2017	22	22
2.750% due 06/01/2017	7	7
2.771% due 09/01/2035	226	236
2.792% due 08/01/2035	1,874	1,972
2.795% due 09/01/2035	5,425	5,704
2.819% due 06/01/2035	1,079	1,137
2.859% due 10/01/2035	3,852	4,050
2.875% due 07/01/2017	20	20
3.162% due 12/01/2017	16	17
3.644% due 07/25/2017	277	276
4.000% due 07/01/2025 - 07/01/2026	158,718	165,269
4.250% due 05/25/2033	4,487	4,743
4.432% due 02/01/2028	7	7
4.500% due 05/01/2023 - 05/01/2041	59,291	61,571
4.535% due 01/01/2028	45	47
4.764% due 03/01/2035	8,840	9,269
4.981% due 06/01/2035	2,089	2,197
5.000% due 12/25/2016 - 03/01/2035	33,162	35,462
5.062% due 04/01/2018	407	432
5.226% due 11/01/2035	155	166
5.500% due 07/01/2014 - 07/01/2041	108,214	117,299
6.000% due 08/01/2016 - 07/01/2041	275,702	303,443
6.351% due 12/25/2042	2,970	3,406
6.500% due 07/25/2023 - 06/01/2041	17,236	19,812
7.000% due 05/01/2012 - 04/01/2034	180	204
8.000% due 11/25/2023 - 11/01/2031	1,867	2,200
8.500% due 04/01/2025	104	122
8.800% due 01/25/2019	63	77
9.000% due 03/25/2021 - 04/25/2021	171	197
9.250% due 10/25/2018	3	3
9.500% due 03/25/2020 - 11/01/2025	491	580
10.000% due 08/01/2015 - 05/01/2022	3	3
10.500% due 07/01/2014 - 07/01/2021	1	1
11.000% due 11/01/2020	2	2
11.250% due 10/01/2015	3	3
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	5	5
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	71,473	72,794
Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	2,426	2,415
Freddie Mac
0.337% due 07/15/2019 - 08/15/2019	32,309	32,264
0.446% due 08/25/2031	2,772	2,695
0.466% due 09/25/2031	4,876	4,629
0.487% due 05/15/2036	11,473	11,537
0.517% due 02/15/2037	1,403	1,407
0.537% due 12/15/2030	2,728	2,731
0.587% due 06/15/2018	1,986	1,987
0.637% due 11/15/2030	22	22
0.887% due 08/15/2037	1,721	1,737
0.907% due 09/15/2037	909	918
1.037% due 12/15/2039	420	425
1.042% due 01/15/2038	2,089	2,113
1.138% due 10/15/2020	32	32
1.188% due 03/15/2021	18	18
1.695% due 07/25/2044	864	844
1.750% due 01/01/2017 - 03/01/2017	18	18
2.375% due 11/01/2022	226	235
2.385% due 10/01/2027	24	24
2.490% due 11/01/2023	9	9
2.494% due 06/01/2024	40	42
2.500% due 02/01/2023	1	1
2.521% due 10/01/2023	83	83
2.529% due 06/01/2035	38,464	40,430
2.577% due 08/01/2035	10,224	10,749
2.581% due 12/01/2022	32	34
2.605% due 08/01/2035	33,717	35,286
2.651% due 02/01/2020	164	166
2.658% due 09/01/2023	8	8
2.741% due 07/01/2035	9,477	9,959
2.751% due 01/01/2024	61	62
3.443% due 08/15/2032	471	477
4.000% due 01/15/2024 (b)	1,769	211
4.478% due 03/01/2035	2,446	2,581
4.500% due 02/15/2017 - 08/01/2020	2,826	2,844
4.528% due 04/01/2035	6,424	6,784
4.633% due 04/01/2035	3,693	3,892
4.706% due 03/01/2035	5,027	5,281
4.984% due 03/01/2035	811	855
5.000% due 04/01/2013 - 05/15/2033	2,001	2,110
5.020% due 04/01/2035	1,166	1,229
5.063% due 04/01/2035	1,973	2,087
5.500% due 11/01/2013 - 07/01/2041	37,486	40,622
5.778% due 02/01/2037	118	125
5.907% due 05/01/2037	290	311
6.000% due 02/01/2016 - 10/01/2035	5,024	5,484
6.500% due 02/15/2014 - 07/25/2043	37,040	41,891
6.963% due 08/15/2036 (b)	40,247	7,207
7.000% due 01/01/2030 - 04/01/2032	42	49
7.500% due 07/15/2030	333	395
8.000% due 01/01/2012 - 12/01/2024	179	210
8.500% due 06/01/2022 - 11/01/2025	506	610
9.000% due 12/15/2020 - 08/01/2022	181	211
9.500% due 08/01/2016 - 09/01/2021	57	65
10.000% due 11/01/2016 - 05/15/2020	24	27
Ginnie Mae
0.736% due 12/16/2025	87	87
2.000% due 01/20/2032 - 02/20/2032	2,853	2,947
2.125% due 10/20/2023 - 12/20/2027	2,229	2,299
2.375% due 03/20/2017 - 03/20/2027	2,837	2,937
2.500% due 11/20/2026 - 03/20/2031	132	136
2.625% due 08/20/2022 - 07/20/2034	2,908	3,016
3.375% due 04/20/2016 - 05/20/2030	1,510	1,575
4.000% due 03/20/2019	17	17
5.000% due 06/20/2032	29	29
5.500% due 10/17/2022	50	56
5.500% due 06/20/2031 (b)	4	0
7.500% due 03/15/2022 - 09/15/2031	90	104
8.000% due 05/15/2016 - 06/20/2031	1,156	1,307
8.500% due 12/15/2021 - 05/15/2030	4	5
9.000% due 03/15/2017 - 11/15/2030	219	264
9.500% due 10/15/2016 - 06/15/2025	17	19
9.750% due 08/15/2017	15	17
10.000% due 10/15/2013 - 11/15/2020	2	3
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	1	1
13.000% due 10/15/2013	2	2
13.500% due 11/15/2012	2	2
Small Business Administration
4.310% due 04/01/2029	25,911	27,377
Vendee Mortgage Trust
6.500% due 05/15/2029	29,446	33,814

Total U.S. Government Agencies (Cost $1,565,078)		1,604,128

MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
2.804% due 03/25/2035	10,525	9,567
American Home Mortgage Assets
0.396% due 10/25/2046	25,031	13,614
American Home Mortgage Investment Trust
1.896% due 09/25/2045	324	266
2.262% due 10/25/2034	25,521	22,908
2.403% due 02/25/2045	8,331	7,422
2.432% due 02/25/2045	23,599	21,187
Banc of America Funding Corp.
0.466% due 07/25/2037	25,393	17,666
2.783% due 05/25/2035	145,766	141,407
2.785% due 02/20/2036	5,134	4,741
Banc of America Large Loan, Inc.
0.397% due 03/15/2022	362	362
1.937% due 11/15/2015	9,656	8,966
Banc of America Mortgage Securities, Inc.
2.831% due 02/25/2035	939	831
2.878% due 05/25/2033	198	192
3.199% due 09/25/2035	15,604	11,668
6.500% due 10/25/2031	2,128	2,164

BCRR Trust
4.230% due 08/22/2033		3,750	3,749
4.230% due 05/22/2034		23,968	24,510
4.230% due 06/22/2035		11,005	11,120
4.230% due 12/22/2035		6,249	6,330
4.230% due 11/22/2036		20,063	20,210
4.230% due 06/22/2038		8,739	8,788
5.858% due 07/17/2040		1,450	1,425
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		653	607
2.560% due 10/25/2035		34,935	30,680
2.710% due 03/25/2035		7,741	7,286
2.726% due 04/25/2033		3,594	3,455
2.754% due 08/25/2033		4,279	4,186
2.768% due 02/25/2033		590	527
2.816% due 10/25/2036		3,628	2,388
2.827% due 10/25/2035		91,627	84,187
2.864% due 01/25/2034		6,319	6,264
2.904% due 08/25/2033		858	747
2.916% due 08/25/2035		8,849	6,594
3.279% due 11/25/2030		51	51
4.845% due 01/25/2035		3,091	2,782
5.020% due 01/25/2035		17	16
5.241% due 08/25/2035		60,003	49,738
5.535% due 04/25/2033		8,702	8,440
5.681% due 02/25/2033		482	475
Bear Stearns Alt-A Trust
2.553% due 04/25/2035		20,537	15,470
2.588% due 09/25/2034		1,362	1,043
2.652% due 05/25/2035		22,011	17,422
2.916% due 09/25/2035		6,018	4,388
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,585
5.471% due 01/12/2045		4,200	4,627
7.000% due 05/20/2030		871	899
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		11,963	7,685
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		7	7
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		200	219
6.034% due 12/10/2049		987	1,001
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		21,681	20,693
2.670% due 12/25/2035		8,250	7,668
2.736% due 03/25/2034		2,861	2,853
2.863% due 03/25/2036		21,584	17,500
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		28,065	28,670
Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		7,066	6,773
5.306% due 12/10/2046		13,100	14,036
5.947% due 06/10/2046		57,000	63,170
Community Program Loan Trust
4.500% due 10/01/2018		700	706
Countrywide Alternative Loan Trust
0.366% due 05/25/2047		10,271	5,623
0.466% due 02/25/2037		11,861	6,788
0.586% due 06/25/2036 (a)		1,717	965
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035		3,461	2,205
2.528% due 02/20/2036		21,210	14,639
2.789% due 02/20/2035		17,916	14,850
3.094% due 11/25/2034		10,559	8,919
5.000% due 08/25/2019		3,622	3,704
5.500% due 04/25/2035		13,893	13,654
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		1,371	1,139
2.714% due 10/25/2033		279	238
4.183% due 11/15/2037		108	108
4.832% due 06/25/2032		60	53
Credit Suisse Mortgage Capital Certificates
5.850% due 03/15/2039		1,400	1,526
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		32,091	32,812
DLJ Acceptance Trust
11.000% due 08/01/2019		39	46
Drexel Burnham Lambert CMO Trust
0.941% due 05/01/2016		0	1
EMF-NL
2.082% due 04/17/2041	EUR	2,631	3,726
2.182% due 04/17/2041		3,000	2,755
2.332% due 07/17/2041		7,300	7,922
First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		$790	719
2.343% due 06/25/2034		13,375	12,023
2.367% due 09/25/2035		1,577	1,119
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035		1,403	1,384
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		34	34
Granite Master Issuer PLC
0.226% due 12/20/2054		30,423	28,841
0.236% due 12/20/2054		5,198	4,928
0.275% due 12/17/2054		5,689	5,393
0.286% due 12/20/2054		51,592	48,909
0.326% due 12/20/2054		72,312	68,552
0.386% due 12/20/2054		21,045	19,950
0.446% due 12/20/2054		11,870	11,253
0.738% due 12/17/2054	GBP	4,169	6,335
0.738% due 12/20/2054		7,356	11,200
0.788% due 12/20/2054		15,229	23,189
1.389% due 12/20/2054	EUR	32,735	45,020
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$2,860	2,650
0.266% due 01/25/2047 (a)		2,540	2,390
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	534
5.444% due 03/10/2039		6,800	7,299
6.078% due 07/10/2038		300	333
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		9,416	9,314
1.317% due 03/06/2020		14,900	14,632
GSR Mortgage Loan Trust
2.757% due 11/25/2035		16,273	15,183
2.782% due 07/25/2035		2,851	2,135
2.790% due 09/25/2035		65,354	62,583
2.794% due 09/25/2035		6,338	6,118
5.206% due 11/25/2035		8,608	7,659
6.000% due 03/25/2032		194	203
Harborview Mortgage Loan Trust
0.496% due 11/19/2035		6,856	4,493
2.775% due 07/19/2035		9,171	6,986
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	16,200	23,586
Imperial Savings Association
6.576% due 02/25/2018		$11	11
Indymac Index Mortgage Loan Trust
0.396% due 05/25/2046		4,555	2,872
JPMorgan Chase Commercial Mortgage Securities Corp.
0.562% due 07/15/2019		5,099	4,843
5.420% due 01/15/2049		2,285	2,452
5.717% due 03/18/2051		33,895	32,946
5.882% due 02/15/2051		4,400	4,788
6.005% due 06/15/2049		27,445	29,623
JPMorgan Mortgage Trust
2.786% due 04/25/2037		1,900	1,296
2.927% due 07/25/2035		1,639	1,578
3.079% due 08/25/2035		17,422	14,193
5.015% due 02/25/2035		8,903	8,862
5.317% due 02/25/2036		19,786	17,372
5.398% due 11/25/2035		5,935	5,670
JPMorgan Re-REMIC
5.927% due 05/27/2036		11,077	11,187
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		6,455	7,024
MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		11,819	11,347
MASTR Asset Securitization Trust
5.500% due 09/25/2033		9,914	10,424
Mellon Residential Funding Corp.
0.667% due 06/15/2030		11,217	10,834
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,992
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		11,595	8,531
2.290% due 05/25/2033		6,921	6,815
2.622% due 02/25/2035		17,797	16,920
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		1,663	1,432
4.250% due 10/25/2035		8,870	7,401
Morgan Stanley Capital I
0.247% due 10/15/2020		3,519	3,435
5.809% due 12/12/2049		18,825	20,672
Morgan Stanley Mortgage Loan Trust
5.486% due 01/25/2035		4,483	4,106
Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		11,900	12,483
Newgate Funding PLC
2.071% due 12/15/2050	EUR	2,500	3,121
Opera Finance PLC
1.049% due 04/25/2017	GBP	16,331	24,534
Prime Mortgage Trust
0.586% due 02/25/2019		$346	337
0.586% due 02/25/2034		2,853	2,696
RBSCF Trust
5.331% due 02/16/2044		5,000	4,975
6.068% due 02/17/2051		10,000	10,703
Resecuritization Mortgage Trust
0.436% due 04/26/2021		25	25
Residential Accredit Loans, Inc.
3.028% due 04/25/2035		13,206	11,557
Residential Funding Mortgage Securities I
5.250% due 01/25/2036		836	806
Sears Mortgage Securities
12.000% due 02/25/2014		3	3
Sequoia Mortgage Trust
0.960% due 05/20/2034		5,622	4,815
Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030		713	741
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		5,656	3,971
0.466% due 02/25/2036		5,457	3,411
0.846% due 09/19/2032		4,689	4,097
9.166% due 06/25/2029		398	426

Structured Asset Securities Corp.
2.264% due 07/25/2032		85	76
2.313% due 01/25/2032		123	106
Suntrust Adjustable Rate Mortgage Loan Trust
2.926% due 01/25/2037		7,141	5,414
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		7,201	7,025
0.296% due 11/25/2046		31,009	30,632
0.306% due 10/25/2046		25,200	25,050
0.314% due 07/25/2036		20,961	20,643
0.316% due 06/25/2037		2,393	2,330
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		25,527	23,165
0.277% due 09/15/2021		20,502	19,781
5.509% due 04/15/2047		6,200	6,523
5.572% due 10/15/2048		16,500	17,852
5.927% due 06/15/2049		2,011	2,081
WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045		33,763	27,849
0.496% due 01/25/2045		279	228
1.008% due 01/25/2047		7,691	4,803
1.088% due 12/25/2046		36,675	25,538
1.278% due 08/25/2046		195	128
1.478% due 11/25/2042		1,352	1,166
1.678% due 06/25/2042		2,266	1,812
1.678% due 08/25/2042		1,959	1,715
2.573% due 03/25/2034		3,004	2,928
2.579% due 01/25/2036		1,792	1,681
2.609% due 02/27/2034		7,703	7,704
2.609% due 01/25/2047		5,452	3,845
2.665% due 12/25/2035		561	539
2.859% due 09/25/2046		12,732	9,843
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033		38	34
2.350% due 02/25/2033		126	115
Wells Fargo Mortgage-Backed Securities Trust
2.744% due 01/25/2035		4,400	3,890
2.756% due 03/25/2036		23,072	20,576
2.770% due 04/25/2036		611	504
2.800% due 03/25/2035		14,381	13,662
2.872% due 04/25/2036		3,639	3,106
3.149% due 07/25/2036		18,283	14,799
4.688% due 12/25/2033		2,377	2,442
4.872% due 03/25/2035		1,175	1,087
5.363% due 08/25/2035		463	461
5.500% due 12/25/2035		1,335	1,339

Total Mortgage-Backed Securities (Cost $2,046,822)			1,998,350

ASSET-BACKED SECURITIES 5.3%
ABFS Mortgage Loan Trust
4.928% due 12/15/2033		23	23
Access Group, Inc.
1.574% due 10/27/2025		53,529	54,114
Accredited Mortgage Loan Trust
0.426% due 09/25/2035		841	770
ACE Securities Corp.
0.236% due 12/25/2036		718	704
Ameriquest Mortgage Securities, Inc.
0.656% due 01/25/2035		1,191	1,133
AMMC CDO
0.482% due 08/08/2017		52,260	50,490
0.482% due 05/03/2018		19,000	18,590
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		744	670
Asset-Backed Funding Certificates
0.246% due 01/25/2037		69	69
Asset-Backed Securities Corp. Home Equity
0.416% due 05/25/2037		30,073	11,148
0.707% due 06/15/2031		5	5
AUTO ABS SRL
1.489% due 10/25/2020	EUR	4,263	6,102
Babson CLO Ltd.
0.581% due 11/15/2016		$33,100	32,339
Bayview Financial Acquisition Trust
6.129% due 05/28/2037		896	903
Bear Stearns Asset-Backed Securities Trust
0.246% due 01/25/2037		1,341	1,256
0.266% due 10/25/2036		1,185	1,146
0.866% due 09/25/2035		2,512	2,342
1.186% due 10/25/2037		23,497	14,547
1.186% due 11/25/2042		1,228	1,091
BNC Mortgage Loan Trust
0.306% due 11/25/2036		3,931	3,748
Callidus Debt Partners Fund Ltd.
0.536% due 04/17/2020		24,890	24,027
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		240	240
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		3,033	2,994
0.286% due 06/25/2037		863	785
0.506% due 10/25/2035		6,192	5,792
Centurion CDO VII Ltd.
0.643% due 01/30/2016		474	456
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	6,800	9,857
Credit Suisse First Boston Mortgage Securities Corp.
0.886% due 07/25/2032		$12	9
Dryden Leveraged Loan CDO
0.508% due 05/22/2017		37,659	36,020
EFS Volunteer LLC
1.124% due 10/26/2026		43,428	43,349
Equifirst Mortgage Loan Trust
0.426% due 01/25/2034		855	784
Equity One ABS, Inc.
0.746% due 11/25/2032		7,969	6,924
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		1,561	1,554
0.296% due 09/25/2036		1,573	1,518
0.466% due 10/25/2035		2,145	2,037
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	2,944	3,109
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$1,699	1,699
1.807% due 05/15/2012		25	25
Fremont Home Loan Trust
0.246% due 01/25/2037		973	919
Gallatin Funding Ltd.
0.511% due 08/15/2017		14,000	13,432
Global Senior Loan Index Fund
1.809% due 12/11/2023	EUR	7,900	10,659
GSAMP Trust
0.256% due 12/25/2036		$3,603	2,481
0.736% due 03/25/2034		5,732	5,569
Gulf Stream Sextant CLO Ltd.
0.488% due 08/21/2020		10,000	9,725
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021		111,300	106,370
Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	9,288	12,797
HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$1,394	1,282
0.456% due 01/20/2035		2,295	2,071
0.476% due 01/20/2034		15,546	13,954
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		140	106
0.236% due 12/25/2036		163	162
Landmark CDO Ltd.
0.554% due 06/01/2017		10,548	10,193
0.748% due 01/15/2016		22,737	22,276
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		589	479
MBNA Credit Card Master Note Trust
1.391% due 02/20/2014	EUR	2,881	4,171
Mid-State Trust
4.864% due 07/15/2038		$409	400
Morgan Stanley ABS Capital I
0.226% due 01/25/2037		1,741	1,695
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		25	9
Mountain Capital CLO Ltd.
0.676% due 02/15/2016		11,615	11,519
Nautique Funding Ltd.
0.528% due 04/15/2020		14,434	13,493
Navigare Funding CLO Ltd.
0.520% due 05/20/2019		10,000	9,731
Nelnet Student Loan Trust
0.974% due 07/25/2018		34,292	34,476
NYLIM Flatiron CLO Ltd.
0.604% due 10/20/2016		2,673	2,639
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		40,066	40,592
Premium Loan Trust Ltd.
0.654% due 10/25/2014		4,572	4,514
Primus CLO Ltd.
0.510% due 07/15/2021		163,499	150,812
Race Point CLO
0.811% due 05/15/2015		5,880	5,811
Renaissance Home Equity Loan Trust
0.806% due 03/25/2034		3,823	3,395
0.886% due 08/25/2032		40	32
Residential Asset Mortgage Products, Inc.
0.456% due 09/25/2035		823	819
0.536% due 03/25/2034		1,343	1,102
Residential Asset Securities Corp.
0.646% due 06/25/2031		2	2
Saxon Asset Securities Trust
0.506% due 09/25/2047		7,400	4,166
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		4,527	1,444
0.316% due 05/25/2037		1,504	985
SLM Student Loan Trust
0.314% due 10/25/2016		197	197
0.314% due 01/25/2019		1,304	1,304
0.574% due 01/25/2015		1,478	1,479
0.774% due 10/25/2017		48,900	48,813
0.954% due 07/25/2013		4,412	4,416
1.429% due 10/25/2023	EUR	63,205	85,982
1.741% due 09/15/2021		5,328	7,561
1.774% due 04/25/2023		$5,088	5,258
1.837% due 12/15/2017		45,763	46,089
6.187% due 07/15/2042		29,639	28,220
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		1,947	613

Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		2,369	2,145
Structured Asset Investment Loan Trust
0.546% due 10/25/2035		11,804	8,854
Structured Asset Securities Corp.
0.236% due 10/25/2036		338	337
0.476% due 01/25/2033		553	500
0.536% due 08/25/2035		562	550
4.930% due 01/25/2035		695	694
Summit Lake CLO Ltd.
0.488% due 02/24/2018		22,000	21,238
Vanderbilt Mortgage Finance
7.600% due 06/07/2025		1,161	1,212
Venture CDO Ltd.
0.504% due 01/20/2022		30,500	28,486
0.798% due 11/26/2014		19,114	18,863
Wells Fargo Home Equity Trust
0.276% due 04/25/2037		1,848	1,790
WMC Mortgage Loan Pass-Through Certificates
0.867% due 05/15/2030		145	133

Total Asset-Backed Securities (Cost $1,149,668)			1,161,385

SOVEREIGN ISSUES 7.2%
Canada Government Bond
1.500% due 12/01/2012	CAD	354,000	367,433
1.750% due 03/01/2013		10,700	11,140
2.000% due 08/01/2013		19,100	19,968
2.250% due 08/01/2014		12,300	12,891
Canada Housing Trust No. 1
2.450% due 12/15/2015		306,700	318,271
3.950% due 12/15/2011		7,300	7,665
4.000% due 06/15/2012		9,000	9,569
4.550% due 12/15/2012		33,100	35,817
4.800% due 06/15/2012		12,400	13,280
Export-Import Bank of Korea
0.523% due 10/04/2011		$1,000	1,000
4.125% due 09/09/2015		2,000	2,091
5.875% due 01/14/2015		3,100	3,414
8.125% due 01/21/2014		105,700	121,329
Hydro Quebec
2.000% due 06/30/2016		157,600	155,378
Korea Development Bank
0.538% due 11/22/2012		2,200	2,165
3.250% due 03/09/2016		73,600	73,719
4.000% due 09/09/2016		10,000	10,271
4.375% due 08/10/2015		2,000	2,100
5.300% due 01/17/2013		3,000	3,173
8.000% due 01/23/2014		16,900	19,242
Korea Finance Corp.
3.250% due 09/20/2016		8,000	7,897
Korea Government Bond
4.875% due 09/22/2014		2,400	2,610
5.125% due 12/07/2016		3,900	4,305
5.750% due 04/16/2014		4,000	4,423
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,594
Province of Ontario Canada
1.375% due 01/27/2014		250,000	251,565
Russia Government International Bond
7.500% due 03/31/2030		42,645	50,374
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		6,000	6,020
2.125% due 05/20/2012	EUR	12,500	18,217
2.375% due 03/26/2012		$13,100	13,225
Spain Government Bond
4.650% due 07/30/2025	EUR	4,900	6,404
4.900% due 07/30/2040		18,700	23,329
Swedish Housing Finance Corp.
3.125% due 03/23/2012		$9,000	9,177

Total Sovereign Issues (Cost $1,527,638)			1,590,056

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049		33,630	35,648

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	278

Total Convertible Preferred Securities (Cost $22,081)			35,926

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Citigroup, Inc.
6.15% due 12/15/2012		2,564,997	25,055
DG Funding Trust
0.553% due 12/31/2049		10,254	77,707
Farm Credit Bank
10.000% due 12/31/2049		38,600	44,125

Total Preferred Securities (Cost $176,507)			146,887

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 37.9%
CERTIFICATES OF DEPOSIT 2.9%
Banco Bradesco S.A.
0.000% due 08/26/2011		$39,300	39,195
Banco Do Brasil S.A.
0.000% due 02/15/2012		102,900	103,593
Bank of Nova Scotia
0.576% due 10/18/2012		65,500	65,586
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		99,600	99,600
Intesa Sanpaolo SpA
2.375% due 12/21/2012		104,900	105,739
Itau Unibanco S.A.
0.000% due 07/11/2011		65,500	65,476
0.000% due 09/12/2011		48,500	48,390
0.000% due 12/12/2011		50,000	49,701
0.000% due 02/06/2012		50,500	50,064

			627,344

COMMERCIAL PAPER 0.4%
Erste Abwicklungsanstalt
0.315% due 11/28/2011		57,700	57,649
0.350% due 01/11/2012		27,000	26,953

			84,602

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		25,000	25,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $25,586. Repurchase proceeds are $25,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		8,729	8,729
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $8,905. Repurchase proceeds are $8,729.)

			33,729

SHORT-TERM NOTES 0.4%
Banco Santander Brasil S.A.
0.020% due 07/13/2011		78,400	78,362
2.596% due 12/28/2011		20,100	19,935

			98,297

JAPAN TREASURY BILLS 11.8%
0.103% due 07/19/2011 - 09/12/2011 (d)	JPY	208,310,000	2,587,342

U.S. TREASURY BILLS 0.5%
0.045% due 07/28/2011 - 10/20/2011 (d)(f)(g)(i)		$107,414	107,409

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 21.8%
		478,110,777	4,790,192

Total Short-Term Instruments (Cost $8,279,791)			8,328,915

Total Investments 101.7% (Cost $21,948,550)			$22,319,370
Written Options (k) (0.1%) (Premiums $56,362)			(32,890)
Other Assets and Liabilities (Net) (1.6%)			(338,863)

Net Assets 100.0%			$21,947,617

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $59,862 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $1 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $6,802 at a weighted average interest rate of -1.007%. On June 30, 2011, securities valued at $12,746 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $40,370 and cash of $45 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	3,398	$1,413
90-Day Eurodollar December Futures	Long	12/2012	15,220	(6,242)
90-Day Eurodollar December Futures	Long	12/2012	205	(64)
90-Day Eurodollar December Futures	Long	12/2013	333	(166)
90-Day Eurodollar June Futures	Long	06/2012	14,057	12,131
90-Day Eurodollar June Futures	Long	06/2013	811	(536)
90-Day Eurodollar June Futures	Long	06/2014	123	(60)
90-Day Eurodollar March Futures	Long	03/2012	14,620	16,405
90-Day Eurodollar March Futures	Long	03/2013	2,731	(1,192)
90-Day Eurodollar March Futures	Long	03/2014	578	(325)
90-Day Eurodollar September Futures	Long	09/2011	557	83
90-Day Eurodollar September Futures	Long	09/2012	12,742	(833)
90-Day Eurodollar September Futures	Long	09/2013	682	(336)

				$20,278

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.686%	$7,500	$(1,166)	$(902)	$(264)
Lennar Corp.	BNP	(5.000%	)	09/20/2014	2.808%	5,000	(343)	(166)	(177)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	2.808%	3,800	(260)	(126)	(134)

							$(1,769)	$(1,194)	$(575)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.043%	$15,600	$(25)	$(203)	$178
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.491%	20,000	233	0	233
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	19,800	35	(158)	193
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%	75,000	(251)	(118)	(133)
Brazil Government International Bond	BCLY	1.000%	09/20/2016	1.107%	13,000	(65)	(122)	57
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.964%	1,800	4	(16)	20
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%	2,600	4	(41)	45
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%	5,000	(8)	(22)	14
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%	33,500	(112)	(57)	(55)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%	25,000	45	(205)	250
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%	20,000	(67)	(48)	(19)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	41,600	74	(339)	413
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%	21,300	(35)	(101)	66
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	65,100	(218)	(94)	(124)
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	6,000	10	(57)	67
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	1,900	3	(18)	21
China Government International Bond	CITI	1.000%	06/20/2016	0.813%	17,400	161	174	(13)
China Government International Bond	JPM	1.000%	06/20/2016	0.813%	35,500	328	364	(36)
China Government International Bond	UBS	1.000%	06/20/2016	0.813%	18,100	167	194	(27)
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.302%	9,000	17	(64)	81
Citigroup, Inc.	GSC	1.000%	09/20/2011	0.302%	7,000	13	(30)	43
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.302%	2,800	6	(15)	21
Citigroup, Inc.	UBS	1.000%	09/20/2011	0.302%	8,400	16	(50)	66
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	36,300	256	18	238
France Government Bond	CITI	0.250%	12/20/2015	0.700%	36,300	(706)	(946)	240
France Government Bond	GSC	0.250%	12/20/2015	0.700%	72,800	(1,414)	(1,949)	535
France Government Bond	UBS	0.250%	06/20/2016	0.774%	25,000	(623)	(526)	(97)
Gazprom Via Gaz Capital S.A.	MSC	0.860%	11/20/2011	0.732%	38,400	58	0	58
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.606%	2,000	23	0	23
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%	6,200	75	328	(253)
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.293%	300	(4)	(4)	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%	16,600	1,332	0	1,332
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	10,200	901	0	901
General Electric Capital Corp.	DUB	1.000%	09/20/2011	0.339%	11,300	20	(322)	342
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.339%	4,800	58	240	(182)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.144%	3,200	(17)	(75)	58
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.389%	4,900	24	0	24
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.685%	25,800	305	146	159
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.719%	16,600	186	258	(72)
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.792%	20,400	190	358	(168)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%	19,600	156	240	(84)
Japan Government International Bond	BNP	1.000%	09/20/2015	0.749%	25,000	266	413	(147)
Japan Government International Bond	BOA	1.000%	09/20/2015	0.749%	100,000	1,064	1,653	(589)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%	19,400	181	331	(150)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	34,400	274	476	(202)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.685%	53,600	634	516	118
Japan Government International Bond	GSC	1.000%	06/20/2015	0.719%	10,000	112	150	(38)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	15,600	124	129	(5)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%	19,100	178	326	(148)
Japan Government International Bond	MSC	1.000%	06/20/2016	0.867%	48,000	320	388	(68)
Japan Government International Bond	RBS	1.000%	03/20/2016	0.832%	27,000	215	264	(49)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.792%	19,400	181	311	(130)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	0.422%	6,800	11	(8)	19
MetLife, Inc.	BCLY	1.000%	09/20/2013	0.730%	10,000	63	(417)	480
MetLife, Inc.	CITI	1.000%	03/20/2016	1.437%	12,700	(244)	(260)	16
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%	10,000	(122)	(507)	385
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%	14,900	40	(115)	155
Mexico Government International Bond	CSFB	1.000%	09/20/2015	0.943%	25,000	67	(205)	272
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%	44,400	(11)	(252)	241

Mexico Government International Bond	HSBC	1.000%	09/20/2015	0.943%	33,600	89	(260)	349
Morgan Stanley	UBS	1.000%	09/20/2011	0.466%	100	(1)	(1)	0
New Jersey State General Obligation Bonds, Series 2001	GSC	1.220%	09/20/2011	0.532%	25,000	48	0	48
Panama Government International Bond	MSC	0.750%	01/20/2012	0.353%	500	3	0	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%	26,900	111	(235)	346
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%	6,000	(67)	(171)	104
Republic of Italy Government Bond	BNP	1.000%	06/20/2016	1.688%	79,000	(2,478)	(1,640)	(838)
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%	25,000	(785)	(440)	(345)
Russia Government International Bond	CITI	1.000%	03/20/2016	1.341%	31,400	(473)	(778)	305
SLM Corp.	GSC	5.000%	09/20/2011	0.708%	30,000	339	(225)	564
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	3,000	(199)	(197)	(2)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%	50,500	(3,540)	(3,119)	(421)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%	2,900	(193)	(193)	0
Spain Government International Bond	GSC	1.000%	06/20/2016	2.589%	18,300	(1,283)	(1,024)	(259)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.451%	22,300	455	136	319
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%	16,700	341	111	230
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%	14,000	284	270	14
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%	28,200	576	166	410
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%	16,700	338	332	6
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%	24,000	490	126	364
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	200	3	3	0
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	29,900	597	517	80
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.616%	10,000	161	83	78

						$(676)	$(6,606)	$5,930

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$27,600	$2,821	$2,760	$61
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014	15,300	1,563	1,522	41
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	141,800	16,231	16,949	(718)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	400	46	46	0
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	39,300	4,498	4,664	(166)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	5,500	630	687	(57)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	56,300	6,445	6,358	87
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	6,100	698	689	9
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	18,200	2,083	2,168	(85)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	10,400	1,280	1,334	(54)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	23,800	2,930	3,106	(176)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	6,300	776	808	(32)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	7,100	874	926	(52)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	12,600	1,551	1,613	(62)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	29,400	3,896	3,618	278
CDX.EM-15 5-Year Index	CITI	5.000%	06/20/2016	50,000	6,626	7,125	(499)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	1,600	212	217	(5)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,362	120	0	120
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	28	0	28
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	37	0	37
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	121,900	2,161	(457)	2,618
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,412	214	0	214
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	38,869	393	0	393
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,437	49	0	49
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	9,549	109	0	109
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	99	0	99
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,696	106	0	106
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016	220,000	888	0	888
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	391,600	1,582	1,589	(7)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	720,300	2,909	85	2,824

					$61,855	$55,807	$6,048

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	$223	$65	$158
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		75,700	458	124	334
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		128,400	1,369	76	1,293
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		145,800	1,555	72	1,483
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		57,700	533	246	287
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		242,400	2,237	490	1,747
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	197	0	197
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	133	0	133
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		95,100	377	(38)	415
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	52	26	26
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		15,700	113	29	84
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,901	(31)	1,932
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	29,056	(391)	29,447
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	83	0	83
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		36,500	85	(26)	111
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	478	30	448
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	236	15	221
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		122,200	403	223	180
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		163,400	540	173	367
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		17,100	(12)	19	(31)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		19,000	(9)	19	(28)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		31,700	161	49	112
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	210	0	210
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	105	39	66
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	1,051	515	536
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		239,400	2,469	567	1,902
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		128,300	983	413	570
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		266,400	2,419	10	2,409
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		127,700	1,522	0	1,522
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		138,200	1,699	0	1,699
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		17,000	(43)	(3)	(40)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		18,200	39	81	(42)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	81	0	81
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	216	(7)	223
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	131	47	84
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		2,600	32	12	20
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	110	56	54
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		171,100	1,467	0	1,467
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		2,600	38	17	21
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$434,200	(9,496)	(2,256)	(7,240)

							$43,202	$661	$42,541

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	1,560	$442	$(346)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	1,489	490	(319)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	439	145	(184)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	439	203	(39)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	2,892	2,303	(2,187)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	9,931	5,564	(724)

				$9,147	$(3,799)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$277,700	$569	$(219)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	214,100	1,801	(1,127)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	25,700	175	(135)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	864,200	7,483	(4,550)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	43,000	384	(165)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	420,300	3,856	(1,608)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	173,600	1,929	(664)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	468,900	4,867	(2,335)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	71,900	782	(275)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	74,800	710	(286)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	326,400	3,199	(1,625)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	342,600	2,562	(1,311)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	172,100	4,255	(2,398)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	208,600	600	(462)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	208,600	1,043	(1,126)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	57,300	1,439	(799)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	113,400	590	(683)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	113,400	590	(243)

							$36,834	$(20,011)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		$34,100	$73	$(76)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		34,100	140	(18)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		157,500	614	(351)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		157,500	724	(81)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		138,700	749	(71)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		18,200	83	(22)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	374,700	2,570	(750)

							$4,953	$(1,369)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$141,200	$745	$(914)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	128,900	655	(834)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	240,900	2,664	(3,904)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	125,600	1,364	(2,059)

					$5,428	$(7,711)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(l)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2041	$54,000	$55,991	$(55,856)
Fannie Mae	5.000%	07/01/2041	6,600	7,028	(7,010)
Fannie Mae	6.500%	06/01/2041	1,000	1,121	(1,121)

				$64,140	$(63,987)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	545,598	07/2011	HSBC	$0	$(14,154)	$(14,154)
Buy		559,477	07/2011	MSC	8,576	0	8,576
Sell		13,879	07/2011	UBS	0	(399)	(399)
Buy		8,391	08/2011	BCLY	94	0	94
Sell		4,114	08/2011	BCLY	0	(119)	(119)
Sell		1,142	08/2011	CITI	0	(27)	(27)
Sell		4,277	08/2011	HSBC	0	(122)	(122)
Sell		2,937	08/2011	MSC	0	(70)	(70)
Buy		13,879	08/2011	UBS	385	0	385
Sell		9,799	08/2011	UBS	0	(238)	(238)
Sell		8,391	09/2011	BCLY	0	(92)	(92)
Buy		4,839	09/2011	BOA	460	0	460
Buy		545,598	09/2011	HSBC	13,687	0	13,687
Buy		4,835	09/2011	MSC	457	0	457
Sell	CAD	11,203	09/2011	BNP	0	(209)	(209)
Sell		20,186	09/2011	CITI	0	(492)	(492)
Sell		132,614	09/2011	DUB	0	(2,626)	(2,626)
Sell		77,693	09/2011	RBC	0	(1,680)	(1,680)
Buy	CHF	5,143	08/2011	CITI	67	0	67
Sell		44,939	08/2011	CITI	24	(1,117)	(1,093)
Buy		248	08/2011	CSFB	14	0	14
Buy	CNY	15,085	11/2011	BCLY	5	(4)	1
Buy		63,611	11/2011	CITI	51	0	51
Buy		4,671	11/2011	HSBC	0	(2)	(2)
Buy		33,220	11/2011	JPM	0	(13)	(13)
Buy		3,061	11/2011	RBS	2	0	2
Buy		5,561	02/2012	BCLY	0	(4)	(4)
Buy		248,917	02/2012	CITI	169	0	169
Buy		28,918	02/2012	HSBC	5	0	5
Buy		100,000	02/2012	JPM	103	0	103
Buy		200,000	02/2012	SOG	195	0	195
Buy		30,742	06/2012	CITI	12	0	12
Buy		37,108	06/2012	HSBC	9	0	9
Buy		30,710	06/2012	JPM	8	0	8
Buy		32,696	06/2012	RBS	18	0	18
Buy		111,326	02/2013	CITI	64	0	64
Buy		60,595	02/2013	UBS	0	(19)	(19)
Buy	EUR	3,041	07/2011	BCLY	71	0	71
Sell		15,900	07/2011	BCLY	0	(557)	(557)
Sell		26,400	07/2011	BNP	1	(686)	(685)
Buy		26,962	07/2011	CITI	505	0	505
Sell		43,037	07/2011	CITI	0	(543)	(543)
Sell		27,821	07/2011	CSFB	0	(347)	(347)
Sell		27,900	07/2011	DUB	288	0	288
Sell		20,109	07/2011	HSBC	106	(118)	(12)
Sell		15,300	07/2011	JPM	0	(432)	(432)
Sell		167,178	07/2011	MSC	0	(1,373)	(1,373)
Buy		1,046	07/2011	RBC	2	0	2
Sell		38,907	07/2011	RBC	0	(1,185)	(1,185)
Sell		138,040	07/2011	RBS	318	(1,003)	(685)
Sell		176,378	07/2011	UBS	109	(3,564)	(3,455)
Sell	GBP	73,583	09/2011	UBS	2,828	0	2,828
Buy	IDR	109,096,000	07/2011	CITI	771	0	771
Buy		90,167,929	07/2011	DUB	141	0	141
Buy		18,775,500	07/2011	HSBC	168	0	168
Buy		144,065,000	07/2011	JPM	596	0	596
Buy		36,030,000	10/2011	CITI	263	0	263
Buy		110,389,000	10/2011	DUB	826	0	826

Buy		197,012,000	10/2011	RBS	1,393	0	1,393
Buy		100,000,000	01/2012	BOA	370	0	370
Buy		101,000,000	01/2012	CITI	336	0	336
Buy		100,000,000	01/2012	JPM	166	0	166
Buy	INR	250,000	08/2011	DUB	198	0	198
Buy		2,140,072	08/2011	HSBC	780	0	780
Buy		700,000	11/2011	HSBC	204	0	204
Buy		1,011,000	11/2011	JPM	186	0	186
Buy	JPY	142,829	07/2011	BCLY	28	0	28
Sell		2,826,403	07/2011	BCLY	0	(1,325)	(1,325)
Buy		10,910,000	07/2011	BNP	0	(560)	(560)
Sell		74,806,000	07/2011	BOA	0	(26,275)	(26,275)
Buy		1,113,863	07/2011	CITI	596	0	596
Sell		48,954,000	07/2011	CITI	1,282	(5,358)	(4,076)
Sell		72,924,000	07/2011	CSFB	0	(24,743)	(24,743)
Sell		1,210,000	07/2011	DUB	0	(335)	(335)
Buy		2,896,923	07/2011	HSBC	0	(163)	(163)
Sell		1,194,365	07/2011	JPM	0	(603)	(603)
Buy		7,989,000	07/2011	RBS	0	(483)	(483)
Sell		7,103,195	07/2011	RBS	0	(3,377)	(3,377)
Sell		4,060,000	08/2011	CITI	182	0	182
Sell		4,990,000	08/2011	DUB	0	(147)	(147)
Sell		830,000	08/2011	RBS	0	(85)	(85)
Sell		4,530,000	08/2011	UBS	0	(612)	(612)
Sell		8,860,000	09/2011	CITI	782	(56)	726
Buy	KRW	79,364,520	08/2011	CITI	1,929	0	1,929
Buy		2,784,431	08/2011	GSC	134	0	134
Buy		62,000,000	08/2011	JPM	944	0	944
Buy		1,450,460	08/2011	MSC	66	0	66
Buy		1,819,000	08/2011	RBS	72	0	72
Buy		70,088,431	08/2011	SOG	1,041	0	1,041
Buy		26,000,000	11/2011	GSC	380	0	380
Buy	MXN	32,769	07/2011	CITI	98	0	98
Sell		900,264	07/2011	CITI	188	0	188
Buy		30,921	07/2011	DUB	140	0	140
Buy		3,335,093	07/2011	HSBC	12,373	0	12,373
Sell		1,513,797	07/2011	HSBC	282	0	282
Buy		74,672	07/2011	MSC	276	0	276
Sell		1,101,009	07/2011	MSC	0	(574)	(574)
Buy		41,615	07/2011	UBS	154	0	154
Buy		900,264	11/2011	CITI	0	(203)	(203)
Buy		1,666,583	11/2011	HSBC	87	(304)	(217)
Buy		1,166,700	11/2011	MSC	689	0	689
Buy		59,680	11/2011	UBS	34	0	34
Buy	MYR	28,100	08/2011	BCLY	223	0	223
Buy		54,220	08/2011	CITI	404	0	404
Buy		15,730	08/2011	HSBC	105	0	105
Buy		9,200	08/2011	JPM	65	0	65
Buy	PHP	284,122	11/2011	BCLY	128	0	128
Buy		857,908	11/2011	CITI	204	(28)	176
Buy		118,935	11/2011	DUB	34	0	34
Buy		118,584	11/2011	GSC	26	0	26
Buy		351,372	11/2011	JPM	99	(22)	77
Buy		1,668,121	03/2012	CITI	0	(94)	(94)
Buy		170,000	03/2012	HSBC	0	(5)	(5)
Buy		1,560,700	03/2012	JPM	15	(38)	(23)
Buy		185,587	03/2012	MSC	0	(2)	(2)
Buy	RUB	182,511	07/2011	BCLY	147	0	147
Sell		182,511	07/2011	BCLY	14	0	14
Buy		182,511	07/2011	CITI	0	(14)	(14)
Sell		182,511	07/2011	CITI	102	0	102
Buy	SGD	5,800	09/2011	BCLY	186	0	186
Buy		11,200	09/2011	CITI	363	0	363
Buy		47,200	09/2011	DUB	381	0	381

Buy		22,928	09/2011	GSC	40	0	40
Buy		32,417	09/2011	JPM	582	0	582
Buy		33,700	09/2011	RBS	600	0	600
Buy		12,300	09/2011	UBS	0	0	0
Buy		14,578	12/2011	CITI	306	0	306
Buy	TRY	14,235	07/2011	HSBC	0	(471)	(471)
Buy		104,167	07/2011	JPM	0	(1,847)	(1,847)
Buy	TWD	102,955	01/2012	BCLY	41	0	41
Buy		60,000	01/2012	GSC	27	0	27
Buy		70,000	01/2012	HSBC	32	0	32
Buy		70,000	01/2012	JPM	34	0	34
Sell	ZAR	17,441	07/2011	BCLY	29	0	29
Buy		448,825	07/2011	CITI	2,162	0	2,162
Sell		10,074	07/2011	CSFB	15	0	15
Buy		14,631	07/2011	HSBC	57	0	57
Buy		51,600	07/2011	MSC	54	0	54
Sell		6,716	07/2011	MSC	10	0	10
Buy		22,804	09/2011	BCLY	339	0	339
Buy		11,398	09/2011	MSC	169	0	169
Buy		10,640	09/2011	UBS	158	0	158

					$63,939	$(98,919)	$(34,980)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$366,322	$10,323	$376,645
Corporate Bonds & Notes
Banking & Finance	0	4,911,726	1,810	4,913,536
Industrials	0	1,358,050	2,126	1,360,176
Utilities	0	595,539	0	595,539
Convertible Bonds & Notes
Banking & Finance	0	23,676	0	23,676
Industrials	0	25,484	0	25,484
Municipal Bonds & Notes
California	0	42,791	0	42,791
Illinois	0	67,468	0	67,468
Louisiana	0	35,820	0	35,820
New Jersey	0	12,588	0	12,588
U.S. Government Agencies	0	1,601,713	2,415	1,604,128
Mortgage-Backed Securities	0	1,998,316	34	1,998,350
Asset-Backed Securities	0	1,017,764	143,621	1,161,385
Sovereign Issues	0	1,590,056	0	1,590,056
Convertible Preferred Securities
Banking & Finance	35,648	0	0	35,648
Industrials	0	278	0	278
Preferred Securities
Banking & Finance	0	69,180	77,707	146,887
Short-Term Instruments
Certificates of Deposit	0	627,344	0	627,344
Commercial Paper	0	84,602	0	84,602
Repurchase Agreements	0	33,729	0	33,729
Short-Term Notes	0	98,297	0	98,297
Japan Treasury Bills	0	2,587,342	0	2,587,342
U.S. Treasury Bills	0	107,409	0	107,409
PIMCO Short-Term Floating NAV Portfolio	4,790,192	0	0	4,790,192
	$4,825,840	$17,255,494	$238,036	$22,319,370
Short Sales, at value	$0	$(63,987)	$0	$(63,987)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	18,545	0	18,545
Foreign Exchange Contracts	0	63,939	0	63,939
Interest Rate Contracts	30,032	49,922	0	79,954
	$30,032	$132,406	$0	$162,438

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(8,511)	0	(8,511)
Foreign Exchange Contracts	0	(98,919)	0	(98,919)
Interest Rate Contracts	(9,754)	(31,191)	(7,711)	(48,656)

	$(9,754)	$(138,621)	$(7,711)	$(156,086)

Totals	$4,846,118	$17,185,292	$230,325	$22,261,735

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$3,968	$6,394	$0	$0	$0	$(39)	$0	$0	$10,323	$(39)
Corporate Bonds & Notes
Banking & Finance	24,024	0	(22,593)	7	5,219	(4,847)	0	0	1,810	(5)
Industrials	2,219	0	(60)	(1)	(2)	(30)	0	0	2,126	(23)
U.S. Government Agencies	2,434	0	(33)	0	0	14	0	0	2,415	14
Mortgage-Backed Securities	34	0	0	0	0	0	0	0	34	0
Asset-Backed Securities	515,297	0	(32,051)	979	1,049	10,039	0	(351,692)	143,621	1,488
Preferred Securities
Banking & Finance	77,881	0	0	0	0	(174)	0	0	77,707	(174)

	$625,857	$6,394	$(54,737)	$985	$6,266	$4,963	$0	$(351,692)	$238,036	$1,261

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(8,739)	$0	$0	$0	$0	$1,028	$0	$0	$(7,711)	$1,028

Totals	$617,118	$6,394	$(54,737)	$985	$6,266	$5,991	$0	$(351,692)	$230,325	$2,289

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 13.4%
BANKING & FINANCE 10.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$431
American International Group, Inc.
0.386% due 10/18/2011	100	100
4.250% due 05/15/2013	1,000	1,029
4.950% due 03/20/2012	100	102
ASIF Global Financing XIX
4.900% due 01/17/2013	3,600	3,762
Bank of America Corp.
0.361% due 08/15/2011	1,600	1,600
0.591% due 08/15/2016	200	186
7.375% due 05/15/2014	700	787
Bear Stearns Cos. LLC
0.463% due 02/01/2012	500	501
6.950% due 08/10/2012	1,000	1,068
CBA Capital Trust I
5.805% due 08/29/2049	15,000	15,322
CIT Group, Inc.
7.000% due 05/01/2014	5	6
7.000% due 05/01/2015	10	11
7.000% due 05/01/2016	18	17
7.000% due 05/01/2017	25	25
Citigroup, Inc.
1.111% due 02/15/2013	14,040	13,992
5.100% due 09/29/2011	700	707
5.500% due 04/11/2013	1,400	1,487
5.625% due 08/27/2012	300	313
Goldman Sachs Group, Inc.
1.268% due 02/07/2014	3,300	3,275
HSBC Finance Corp.
0.478% due 08/09/2011	2,700	2,701
JPMorgan Chase & Co.
0.997% due 05/02/2014	4,200	4,205
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016	700	656
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012	5,200	5,192
5.450% due 02/05/2013	700	743
Metropolitan Life Global Funding I
0.683% due 07/13/2011	3,000	3,000
5.125% due 04/10/2013	100	106
Morgan Stanley
2.761% due 05/14/2013	7,800	8,013
National City Bank
0.622% due 06/07/2017	2,200	2,064
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,450
PNC Preferred Funding Trust I
6.517% due 03/29/2049	400	350
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	322
Wachovia Corp.
5.500% due 05/01/2013	200	215
Wells Fargo & Co.
7.980% due 03/29/2049	10,800	11,718

		86,456

INDUSTRIALS 1.1%
Caterpillar, Inc.
0.424% due 05/21/2013	2,700	2,705
EOG Resources, Inc.
1.023% due 02/03/2014	2,300	2,324
Hewlett-Packard Co.
0.534% due 05/24/2013	3,100	3,109
PACCAR, Inc.
6.875% due 02/15/2014	100	114
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	637

		8,889

UTILITIES 1.4%
BellSouth Corp.
4.463% due 04/26/2021	6,000	6,177
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	1,900	2,015
Verizon Wireless Capital LLC
5.250% due 02/01/2012	2,700	2,771

		10,963

Total Corporate Bonds & Notes (Cost $101,162)		106,308

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,900	1,910

LOUISIANA 0.2%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	1,200	1,218

NEW JERSEY 0.0%
New Jersey State Economic Development Authority
Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $3,200)		3,228

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
0.536% due 07/25/2037	2,232	2,240
0.636% due 10/25/2030	95	95
0.766% due 06/25/2041	7,803	7,840
0.926% due 03/25/2040	3,841	3,892
1.495% due 07/01/2042	222	221
1.545% due 09/01/2041	632	638
1.695% due 08/01/2030	129	132
2.155% due 01/01/2035	259	268
2.375% due 01/01/2024	113	118
2.614% due 07/01/2035	227	239
2.680% due 11/01/2034	1,286	1,356
2.781% due 12/01/2034	1,181	1,239
2.819% due 06/01/2035	2,247	2,368
3.000% due 08/25/2016 (c)	3,000	3,011
4.000% due 07/01/2026	5,000	5,206
4.410% due 09/01/2028	144	147
4.500% due 06/01/2013 - 06/01/2024	1,589	1,694
5.500% due 01/01/2014 - 07/01/2041	9,931	10,773
5.700% due 08/01/2018	991	1,064
6.000% due 11/01/2016 - 07/01/2041	75,598	83,293
6.351% due 12/25/2042	152	174
6.500% due 09/01/2012	2	2
8.000% due 11/25/2023	120	141
9.250% due 10/25/2018	3	3
10.500% due 05/01/2012	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,759	1,792
Federal Housing Administration
7.430% due 07/01/2024	810	806
Freddie Mac
0.337% due 07/15/2019 - 08/15/2019	1,053	1,052
0.537% due 12/15/2030	121	121
0.587% due 06/15/2018	81	81
1.484% due 10/25/2044	906	910
1.495% due 02/25/2045	603	596
2.741% due 07/01/2035	366	385
2.840% due 07/01/2023	73	73
5.000% due 02/15/2020	112	116
5.500% due 07/01/2038	1,464	1,585
6.000% due 02/01/2016 - 01/01/2038	631	693
6.500% due 07/25/2043	1,147	1,296
8.500% due 06/01/2025	6	8
Ginnie Mae
0.686% due 09/20/2030	31	31
2.125% due 10/20/2025	285	294
2.625% due 07/20/2023 - 07/20/2030	518	537
3.375% due 04/20/2022 - 05/20/2027	586	611
7.000% due 11/15/2022	75	86
7.500% due 02/15/2022 - 03/15/2024	142	167
7.750% due 01/17/2030	18	21
8.000% due 03/15/2023 - 05/15/2024	28	34
9.000% due 07/20/2016 - 08/15/2030	72	83
Small Business Administration
4.310% due 04/01/2029	931	984

Total U.S. Government Agencies (Cost $134,578)		138,518

MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
2.262% due 10/25/2034	1,105	992
2.403% due 02/25/2045	368	328
Banc of America Funding Corp.
2.783% due 05/25/2035	2,799	2,716
BCRR Trust
4.230% due 12/22/2035	1,672	1,693
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035	1,297	1,226
2.731% due 03/25/2035	268	252
2.768% due 02/25/2033	33	30
2.864% due 01/25/2034	233	231
5.372% due 02/25/2036	208	185
5.535% due 04/25/2033	417	404
5.681% due 02/25/2033	24	24
Bear Stearns Alt-A Trust
2.652% due 05/25/2035	888	703
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	106
5.471% due 01/12/2045	200	220
Citigroup Mortgage Loan Trust, Inc.
0.536% due 05/25/2037	629	551
2.370% due 08/25/2035	358	342
2.450% due 08/25/2035	404	352
Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022	166	159
5.306% due 12/10/2046	600	643

Countrywide Home Loan Mortgage Pass-Through Trust
2.528% due 02/20/2036	900	621
2.789% due 02/20/2035	567	470
3.094% due 11/25/2034	316	267
4.181% due 11/19/2033	182	177
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032	83	69
4.832% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022	2,310	2,245
5.850% due 03/15/2039	100	109
5.905% due 06/15/2039	5,294	5,404
CW Capital Cobalt Ltd.
5.334% due 04/15/2047	761	778
First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034	564	507
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046	90	83
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	300	322
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	610	604
2.716% due 02/10/2021	1,700	1,720
4.295% due 01/10/2040	7,231	7,328
GSR Mortgage Loan Trust
2.430% due 06/25/2034	514	438
2.790% due 09/25/2035	2,469	2,365
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	107
5.882% due 02/15/2051	200	218
JPMorgan Mortgage Trust
5.015% due 02/25/2035	50	50
MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034	3,100	2,976
Mellon Residential Funding Corp.
0.617% due 08/15/2032	8,228	7,694
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	425
Merrill Lynch Mortgage Investors, Inc.
2.622% due 02/25/2035	797	758
Morgan Stanley Capital I
0.247% due 10/15/2020	110	107
5.809% due 12/12/2049	100	110
Prime Mortgage Trust
0.586% due 02/25/2019	16	16
0.586% due 02/25/2034	145	137
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037	642	370
0.436% due 07/19/2035	315	292
0.846% due 09/19/2032	260	227
9.166% due 06/25/2029	247	264
Structured Asset Securities Corp.
2.264% due 07/25/2032	5	4
2.756% due 10/25/2035	171	139
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	917	906
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	633	574
0.277% due 09/15/2021	357	344
WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045	273	227
0.476% due 10/25/2045	184	151
1.008% due 01/25/2047	237	148
1.348% due 01/25/2046	1,170	927
1.478% due 11/25/2042	44	38
1.678% due 06/25/2042	92	73
2.579% due 03/25/2035	5,646	5,210
2.609% due 02/27/2034	621	620
Wells Fargo Mortgage-Backed Securities Trust
4.909% due 01/25/2035	1,557	1,520

Total Mortgage-Backed Securities (Cost $60,050)		59,405

ASSET-BACKED SECURITIES 6.1%
Amortizing Residential Collateral Trust
0.766% due 07/25/2032	43	39
Asset-Backed Funding Certificates
0.246% due 01/25/2037	3	2
0.666% due 06/25/2035	415	409
Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034	151	137
0.606% due 05/25/2035	7,382	7,224
1.837% due 03/15/2032	389	300
Bear Stearns Asset-Backed Securities Trust
0.246% due 01/25/2037	268	251
1.186% due 10/25/2037	767	475
Carrington Mortgage Loan Trust
0.236% due 01/25/2037	173	171
Chase Issuance Trust
1.747% due 09/15/2015	2,700	2,783
Citibank Omni Master Trust
2.287% due 05/16/2016	9,100	9,212
2.937% due 08/15/2018	4,200	4,419
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037	511	499
0.236% due 06/25/2047	101	100
0.366% due 09/25/2036	1,325	1,091
0.666% due 12/25/2031	117	61
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036	46	37
Daimler Chrysler Auto Trust
1.670% due 09/10/2012	3	3
Education Funding Capital Trust I
0.517% due 03/16/2020	8,482	8,480
Fremont Home Loan Trust
0.246% due 01/25/2037	36	34
GSAMP Trust
0.256% due 12/25/2036	114	78
HSBC Asset Loan Obligation
0.246% due 12/25/2036	331	303
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	253	243
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	19	15
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035	930	942
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036	128	41
SLM Student Loan Trust
0.574% due 01/25/2015	46	46
1.774% due 04/25/2023	2,147	2,218
1.837% due 12/15/2017	1,303	1,313
2.350% due 04/15/2039	994	996
3.500% due 08/17/2043	1,024	1,027
6.187% due 07/15/2042	3,457	3,292
Structured Asset Securities Corp.
0.476% due 01/25/2033	34	31
Vanderbilt Mortgage Finance
0.840% due 05/07/2026	2,013	1,876

Total Asset-Backed Securities (Cost $48,908)		48,148

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	500	530

Total Convertible Preferred Securities (Cost $360)		530

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
0.553% due 12/31/2049	510	3,865

Total Preferred Securities (Cost $5,100)		3,865

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 54.6%
COMMERCIAL PAPER 3.2%
Straight-A Funding LLC
0.160% due 09/19/2011	$1,000	1,000
0.162% due 09/02/2011	6,000	5,998
0.170% due 08/04/2011	3,300	3,300
0.170% due 08/05/2011	3,500	3,499
0.170% due 08/08/2011	2,000	2,000
0.172% due 08/03/2011	3,800	3,799
0.180% due 07/05/2011	300	300
0.190% due 08/01/2011	5,000	4,999
0.190% due 08/02/2011	500	499

		25,394

REPURCHASE AGREEMENTS 21.7%
Banc of America Securities LLC
0.010% due 07/01/2011	21,500	21,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.500% - 3.125% due 08/31/2013 - 06/30/2016 valued at $21,981. Repurchase proceeds are $21,501.)
Barclays Capital, Inc.
0.010% due 07/01/2011	2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $2,545. Repurchase proceeds are $2,500.)
0.050% due 07/05/2011	25,500	25,500
(Dated 06/28/2011. Collateralized by Fannie Mae 4.000% due 10/01/2030 valued at $26,054. Repurchase proceeds are $25,501.)
0.080% due 07/08/2011	18,000	18,000
(Dated 06/17/2011. Collateralized by Freddie Mac 4.500% due 01/01/2025 valued at $18,606. Repurchase proceeds are $18,001.)
0.100% due 07/14/2011	23,000	23,000
(Dated 06/23/2011. Collateralized by Freddie Mac 0.135% due 05/06/2013 valued at $23,512. Repurchase proceeds are $23,001.)
Citigroup Global Markets, Inc.
0.030% due 07/01/2011	51,000	51,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $52,073. Repurchase proceeds are $51,001.)

0.040% due 07/01/2011	6,600	6,600
(Dated 06/30/2011. Collateralized by Fannie Mae 3.650% due 12/08/2020 valued at $6,743. Repurchase proceeds are $6,600.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011	7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	15,200	15,200
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $1,021;
U.S. Treasury Bills
0.000% due 06/28/2012 valued at $14,553. Repurchase proceeds are $15,200.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	1,168	1,168
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,195. Repurchase proceeds are $1,168.)

		171,968

SHORT-TERM NOTES 2.8%
Fannie Mae
0.080% due 07/06/2011	1,000	1,000
0.080% due 07/21/2011	2,300	2,300
Freddie Mac
0.050% due 07/13/2011	18,600	18,600

		21,900

U.S. TREASURY BILLS 0.2%
0.130% due 08/25/2011 - 09/08/2011 (a)(c)(d)	1,582	1,582

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 26.7%
	21,177,477	212,177

Total Short-Term Instruments (Cost $433,031)		433,021

Total Investments 100.0% (Cost $786,389)		$793,023
Written Options (f) (0.1%) (Premiums $1,446)		(877)
Other Assets and Liabilities (Net) 0.1%		1,251

Net Assets 100.0%		$793,397

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $1,072 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $796 and cash of $1,707 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	685	$88
90-Day Eurodollar December Futures	Long	12/2012	371	(137)
90-Day Eurodollar December Futures	Long	12/2013	66	(33)
90-Day Eurodollar June Futures	Long	06/2012	415	286
90-Day Eurodollar June Futures	Long	06/2013	163	(108)
90-Day Eurodollar June Futures	Long	06/2014	25	(12)
90-Day Eurodollar March Futures	Long	03/2012	224	179
90-Day Eurodollar March Futures	Long	03/2013	553	(241)
90-Day Eurodollar March Futures	Long	03/2014	116	(65)
90-Day Eurodollar September Futures	Long	09/2011	8	1
90-Day Eurodollar September Futures	Long	09/2012	220	(12)
90-Day Eurodollar September Futures	Long	09/2013	139	(69)

				$(123)

(e)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.908%	$10,000	$40	$(259)	$299
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.302%	200	1	(1)	2
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.302%	400	1	(2)	3
Citigroup, Inc.	UBS	1.000%	09/20/2011	0.302%	100	0	(1)	1
General Electric Capital Corp.	BOA	1.000%	09/20/2015	1.157%	10,000	(61)	(381)	320
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%	300	24	0	24
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	300	26	0	26
General Electric Capital Corp.	CITI	4.850%	12/20/2013	0.789%	400	41	0	41
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.789%	300	26	0	26
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%	400	40	0	40
MetLife, Inc.	JPM	1.000%	09/20/2013	0.730%	2,300	14	(129)	143
MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%	10,000	(121)	(562)	441

						$31	$(1,335)	$1,366

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$10,700	$(235)	$(51)	$(184)

(f)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	76	$20	$(17)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	65	21	(14)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	17	6	(7)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	17	8	(2)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	53	43	(40)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	234	131	(17)

				$229	$(97)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$7,300	$15	$(6)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,800	49	(31)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	700	5	(4)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,300	201	(122)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,400	22	(9)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	88	(35)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,000	78	(27)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,200	75	(36)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,700	40	(14)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	44	(16)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	6,100	59	(30)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	14,300	125	(55)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	4,800	119	(67)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	9,600	28	(21)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	9,600	48	(52)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,600	40	(22)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	3,800	19	(23)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	3,800	19	(8)

							$1,074	$(578)

Straddle Options

Description	Counterparty	Exercise Level (4)	Expiration Date	Notional Amount	Premium (4)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$3,700	$20	$(24)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	3,400	17	(22)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	6,300	70	(102)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	3,300	36	(54)

					$143	$(202)

(4)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(g)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2041	$2,500	$2,755	$(2,746)
Fannie Mae	6.000%	08/01/2041	20,000	21,997	(21,934)

				$24,752	$(24,680)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$86,456	$0	$86,456
Industrials	0	8,889	0	8,889
Utilities	0	10,963	0	10,963
Municipal Bonds & Notes
Illinois	0	1,910	0	1,910
Louisiana	0	1,218	0	1,218
New Jersey	0	100	0	100
U.S. Government Agencies	0	137,712	806	138,518
Mortgage-Backed Securities	0	57,685	1,720	59,405
Asset-Backed Securities	0	48,148	0	48,148
Convertible Preferred Securities
Banking & Finance	530	0	0	530
Preferred Securities
Banking & Finance	0	0	3,865	3,865
Short-Term Instruments
Commercial Paper	0	25,394	0	25,394
Repurchase Agreements	0	171,968	0	171,968
Short-Term Notes	0	21,900	0	21,900
U.S. Treasury Bills	0	1,582	0	1,582
PIMCO Short-Term Floating NAV Portfolio	212,177	0	0	212,177
	$212,707	$573,925	$6,391	$793,023
Short Sales, at value	$0	$(24,680)	$0	$(24,680)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,366	0	1,366
Interest Rate Contracts	554	0	0	554
	$554	$1,366	$0	$1,920
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(677)	$(859)	$(202)	$(1,738)

Totals	$212,584	$549,752	$6,189	$768,525

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$809	$0	$(7)	$0	$0	$4	$0	$0	$806	$4
Mortgage-Backed Securities	0	1,695	0	0	0	25	0	0	1,720	25
Preferred Securities Banking & Finance	3,874	0	0	0	0	(9)	0	0	3,865	(9)

	$4,683	$1,695	$(7)	$0	$0	$20	$0	$0	$6,391	$20
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(229)	$0	$0	$0	$0	$27	$0	$0	$(202)	$27

Totals	$4,454	$1,695	$(7)	$0	$0	$47	$0	$0	$6,189	$47

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
AGFS Funding Co.
5.500% due 05/10/2017		$1,200	$1,179
Georgia-Pacific Corp.
2.246% due 12/31/2012		100	100

Total Bank Loan Obligations (Cost $1,294)			1,279

CORPORATE BONDS & NOTES 37.4%
BANKING & FINANCE 24.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	216
Ally Financial, Inc.
3.466% due 02/11/2014		100	98
6.000% due 12/15/2011		600	609
6.875% due 09/15/2011		1,700	1,715
7.500% due 12/31/2013		100	107
American International Group, Inc.
4.250% due 05/15/2013		600	617
4.900% due 06/02/2014	CAD	1,200	1,259
Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013		$700	702
Banco Bradesco S.A.
2.361% due 05/16/2014		200	203
Banco do Brasil S.A.
4.500% due 01/22/2015		100	105
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	204
Banco Santander Chile
2.875% due 11/13/2012		800	806
3.750% due 09/22/2015		400	405
Bank of America Corp.
0.591% due 08/15/2016		100	93
7.375% due 05/15/2014		200	225
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		400	422
Banque PSA Finance
2.146% due 04/04/2014		300	300
Barclays Bank PLC
5.000% due 09/22/2016		400	431
Bear Stearns Cos. LLC
0.463% due 02/01/2012		2,300	2,303
5.440% due 12/07/2012	AUD	100	106
BNP Paribas S.A.
0.693% due 04/08/2013		$1,200	1,192
BPCE S.A.
2.375% due 10/04/2013		100	102
BRFkredit A/S
0.528% due 04/15/2013		600	601
CIT Group, Inc.
7.000% due 05/01/2014		85	86
7.000% due 05/01/2015		252	254
7.000% due 05/01/2016		88	87
7.000% due 05/01/2017		123	123
Citigroup Capital XXI
8.300% due 12/21/2077		800	820
Citigroup, Inc.
1.111% due 02/15/2013		2,800	2,790
1.733% due 01/13/2014		300	302
5.500% due 04/11/2013		700	743
5.625% due 08/27/2012		200	209
Commonwealth Bank of Australia
0.705% due 07/12/2013		1,300	1,300
Countrywide Financial Corp.
5.800% due 06/07/2012		300	313
DanFin Funding Ltd.
0.976% due 07/16/2013		1,400	1,400
Danske Bank A/S
2.500% due 05/10/2012		500	507
Dexia Credit Local S.A.
0.753% due 04/29/2014		600	598
FIH Erhvervsbank A/S
0.620% due 06/13/2013		2,300	2,300
First Horizon National Corp.
5.375% due 12/15/2015		200	213
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		800	802
7.000% due 04/15/2015		100	108
7.500% due 08/01/2012		2,700	2,828
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	293
Goldman Sachs Group, Inc.
1.695% due 02/04/2013		800	1,151
1.711% due 01/30/2017		700	950
5.300% due 02/14/2012		$700	718
HSBC Finance Corp.
1.787% due 04/05/2013	EUR	1,000	1,436
Industrial Bank of Korea
3.750% due 09/29/2016		$800	809
ING Bank NV
1.297% due 03/15/2013		700	702
1.652% due 06/09/2014		200	201
3.900% due 03/19/2014		300	321
International Lease Finance Corp.
5.400% due 02/15/2012		100	102
6.500% due 09/01/2014		1,600	1,704
Intesa Sanpaolo SpA
2.658% due 02/24/2014		300	299
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	81
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		700	699
5.450% due 02/05/2013		700	743
5.571% due 10/04/2012		1,100	1,138
6.050% due 08/15/2012		400	421
MetLife Institutional Funding II
1.201% due 04/04/2014		1,000	1,003
Metropolitan Life Global Funding I
0.683% due 07/13/2011		1,200	1,200
Morgan Stanley
2.761% due 05/14/2013		2,400	2,465
Nationwide Building Society
1.730% due 12/22/2016	EUR	1,800	2,484
2.500% due 08/17/2012		$200	205
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,278
PNC Preferred Funding Trust I
6.517% due 03/29/2049		200	175
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	616
Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		100	89
6.990% due 10/29/2049 (a)		700	634
SLM Corp.
1.801% due 06/17/2013	EUR	150	210
4.302% due 04/01/2014		$100	98
Springleaf Finance Corp.
0.497% due 12/15/2011		1,700	1,678
5.625% due 08/17/2011		700	701
Waha Aerospace BV
3.925% due 07/28/2020		760	771
Wells Fargo & Co.
7.980% due 03/29/2049		4,100	4,449
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,325

			59,753

INDUSTRIALS 7.9%
Chesapeake Energy Corp.
9.500% due 02/15/2015		100	116
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	224
Daimler Finance North America LLC
5.750% due 09/08/2011		900	908
7.300% due 01/15/2012		1,900	1,966
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		900	971
El Paso Corp.
7.875% due 06/15/2012		200	212
EOG Resources, Inc.
1.023% due 02/03/2014		900	909
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	210
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		500	554
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		800	896
General Mills, Inc.
6.470% due 10/15/2022		2,000	2,114
Hewlett-Packard Co.
0.534% due 05/24/2013		1,000	1,003
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,164
Kraft Foods, Inc.
2.625% due 05/08/2013		1,200	1,235
MeadWestvaco Corp.
6.850% due 04/01/2012		300	311
PACCAR, Inc.
6.875% due 02/15/2014		700	799
Shell International Finance BV
3.100% due 06/28/2015		800	837
Time Warner Cable, Inc.
6.200% due 07/01/2013		2,000	2,194
Time Warner, Inc.
3.150% due 07/15/2015		300	310
Volkswagen International Finance NV
0.757% due 10/01/2012		700	703
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	512

			19,148

UTILITIES 4.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		1,100	1,221
BellSouth Corp.
4.463% due 04/26/2021		2,800	2,883
BP Capital Markets PLC
3.125% due 03/10/2012		800	814
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	114
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		200	239
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		500	530
NRG Energy, Inc.
8.250% due 09/01/2020		500	512
Qtel International Finance Ltd.
3.375% due 10/14/2016		300	301
Qwest Corp.
8.875% due 03/15/2012		4,000	4,220

Verizon Wireless Capital LLC
5.250% due 02/01/2012		1,000	1,027

			11,861

Total Corporate Bonds & Notes (Cost $88,665)			90,762

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Transocean, Inc.
1.500% due 12/15/2037		1,000	1,004

Total Convertible Bonds & Notes (Cost $931)			1,004

MUNICIPAL BONDS & NOTES 0.7%
ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		1,100	1,106

LOUISIANA 0.2%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		400	406

NEW JERSEY 0.0%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013		100	100

Total Municipal Bonds & Notes (Cost $1,600)			1,612

U.S. GOVERNMENT AGENCIES 10.5%
Fannie Mae
0.286% due 01/25/2021		262	262
0.386% due 10/27/2037		1,900	1,888
0.536% due 07/25/2037 - 09/25/2042		942	945
0.586% due 05/25/2031		100	100
0.669% due 06/25/2021		8	8
0.766% due 06/25/2041		2,371	2,382
0.926% due 03/25/2040		1,303	1,321
1.119% due 06/25/2021 - 09/25/2021		46	47
1.495% due 07/01/2042		41	41
1.545% due 09/01/2041		115	116
1.695% due 09/01/2040		19	19
2.169% due 11/01/2034		32	33
2.215% due 05/01/2035		45	47
2.254% due 11/01/2035		29	30
2.425% due 03/01/2035		10	10
2.614% due 07/01/2035		41	43
2.739% due 11/01/2035		95	100
2.792% due 08/01/2035		286	301
3.435% due 08/01/2029		142	144
4.000% due 07/01/2026		2,000	2,082
5.000% due 03/25/2017 - 03/01/2034		1,018	1,084
5.500% due 01/01/2025 - 07/01/2041		7,283	7,896
5.784% due 02/01/2031		38	41
6.000% due 03/01/2017 - 11/01/2037		876	963
6.351% due 12/25/2042		14	16
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037		1,436	1,436
2.980% due 12/06/2020		741	754
Freddie Mac
0.226% due 12/25/2036		250	249
0.337% due 07/15/2019 - 08/15/2019		382	382
0.537% due 12/15/2030		16	16
0.587% due 06/15/2018		23	23
0.637% due 11/15/2030		8	8
1.495% due 02/25/2045		86	85
2.529% due 06/01/2035		209	219
2.605% due 08/01/2035		223	233
2.741% due 07/01/2035		78	82
5.500% due 06/01/2035 - 07/01/2038		1,696	1,838
6.000% due 03/01/2016 - 08/01/2016		31	34
6.500% due 07/25/2043		140	159
Ginnie Mae
0.736% due 12/16/2025		6	6
2.000% due 02/20/2032		30	31
3.375% due 06/20/2027 - 05/20/2030		62	65
8.500% due 10/20/2026		9	12

Total U.S. Government Agencies (Cost $25,214)			25,551

MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
2.262% due 10/25/2034		199	179
2.403% due 02/25/2045		46	41
Banc of America Funding Corp.
0.466% due 07/25/2037		318	222
2.783% due 05/25/2035		1,244	1,207
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		98	91
Banc of America Mortgage Securities, Inc.
2.898% due 03/25/2033		1,011	977
BCRR Trust
4.230% due 12/22/2035		743	753
Bear Stearns Adjustable Rate Mortgage Trust
2.768% due 02/25/2033		3	3
2.864% due 01/25/2034		36	36
2.916% due 08/25/2035		114	85
5.535% due 04/25/2033		51	49
5.681% due 02/25/2033		2	2
Bear Stearns Alt-A Trust
2.652% due 05/25/2035		159	125
2.916% due 09/25/2035		38	28
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	106
5.471% due 01/12/2045		300	331
Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037		149	83
2.660% due 12/25/2035		71	63
2.670% due 12/25/2035		46	43
Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		70	67
5.306% due 12/10/2046		400	429
Countrywide Home Loan Mortgage Pass-Through Trust
2.528% due 02/20/2036		142	98
2.789% due 02/20/2035		209	173
3.094% due 11/25/2034		122	103
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		495	481
5.850% due 03/15/2039		100	109
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		338	346
GMAC Mortgage Corp. Loan Trust
3.061% due 11/19/2035		66	60
Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		1,565	1,551
Granite Master Issuer PLC
0.286% due 12/20/2054		147	139
0.326% due 12/20/2054		1,030	976
0.788% due 12/20/2054	GBP	201	306
Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)		$22	21
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	107
5.444% due 03/10/2039		300	322
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		232	230
GSR Mortgage Loan Trust
2.430% due 06/25/2034		73	62
2.790% due 09/25/2035		370	355
5.163% due 11/25/2035		603	573
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	326
JPMorgan Mortgage Trust
5.750% due 01/25/2036		168	156
Mellon Residential Funding Corp.
0.627% due 12/15/2030		353	327
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	319
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		27	24
Morgan Stanley Capital I
0.247% due 10/15/2020		44	43
5.809% due 12/12/2049		100	110
Opera Finance PLC
1.049% due 04/25/2017	GBP	171	257
Prime Mortgage Trust
0.586% due 02/25/2019		$4	4
0.586% due 02/25/2034		16	15
Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		118	75
2.580% due 02/25/2034		158	147
2.619% due 08/25/2034		224	209
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037		234	134
0.436% due 07/19/2035		94	79
0.466% due 02/25/2036		52	32
Structured Asset Securities Corp.
2.313% due 01/25/2032		3	3
2.756% due 10/25/2035		963	780
UBS Commercial Mortgage Trust
1.087% due 07/15/2024		326	308
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		281	255
0.277% due 09/15/2021		612	590
WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		50	41
0.476% due 10/25/2045		315	259
0.558% due 11/25/2034		163	133
1.008% due 01/25/2047		59	37
1.491% due 05/25/2041		12	11
1.678% due 06/25/2042		44	35
2.859% due 09/25/2046		113	87
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033		7	6

Wells Fargo Mortgage-Backed Securities Trust
2.782% due 06/25/2035		549	521
2.814% due 10/25/2035		1,876	1,698
4.615% due 01/25/2034		1,282	1,291

Total Mortgage-Backed Securities (Cost $19,335)			19,244

ASSET-BACKED SECURITIES 3.8%
Asset-Backed Funding Certificates
0.246% due 01/25/2037		1	1
Atrium CDO Corp.
0.704% due 06/27/2015		453	438
Babson CLO Ltd.
0.581% due 11/15/2016		361	353
Bear Stearns Asset-Backed Securities Trust
0.246% due 01/25/2037		77	72
1.186% due 10/25/2037		320	198
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	800	1,160
Citibank Omni Master Trust
2.287% due 05/16/2016		$1,700	1,721
Countrywide Asset-Backed Certificates
0.666% due 12/25/2031		19	10
Dryden Leveraged Loan CDO
0.508% due 05/22/2017		494	473
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036		5	2
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021		1,100	1,051
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		1	1
Landmark CDO Ltd.
0.748% due 01/15/2016		253	248
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		6	5
Morgan Stanley ABS Capital I
0.236% due 07/25/2036		25	8
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		372	377
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		64	20
SLM Student Loan Trust
1.429% due 10/25/2023	EUR	800	1,088
1.731% due 12/15/2023		664	916
6.187% due 07/15/2042		$1,087	1,034
Structured Asset Investment Loan Trust
0.546% due 10/25/2035		89	66

Total Asset-Backed Securities (Cost $9,369)			9,242

SOVEREIGN ISSUES 4.9%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	281
Canada Government Bond
1.500% due 12/01/2012	CAD	3,600	3,737
1.750% due 03/01/2013		100	104
2.000% due 08/01/2013		200	209
2.250% due 08/01/2014		100	105
Canada Housing Trust No. 1
2.450% due 12/15/2015		3,100	3,217
4.000% due 06/15/2012		100	106
4.550% due 12/15/2012		200	216
4.800% due 06/15/2012		100	107
Export-Import Bank of Korea
8.125% due 01/21/2014		$1,100	1,263
Hydro Quebec
2.000% due 06/30/2016		1,800	1,775
Korea Development Bank
3.250% due 03/09/2016		700	701
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	145

Total Sovereign Issues (Cost $11,293)			11,966

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
0.553% due 12/31/2049		65	493

Total Preferred Securities (Cost $687)			493

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.5%
CERTIFICATES OF DEPOSIT 2.5%
Banco Bradesco S.A.
0.000% due 08/26/2011		$2,100	2,094
Bank of Nova Scotia
0.576% due 10/18/2012		600	601
Intesa Sanpaolo SpA
2.375% due 12/21/2012		1,200	1,210
Itau Unibanco S.A.
0.000% due 07/11/2011		500	500
0.000% due 09/12/2011		500	499
0.000% due 12/12/2011		400	397
0.000% due 02/06/2012		800	793

			6,094

COMMERCIAL PAPER 0.5%
Erste Abwicklungsanstalt
0.356% due 01/11/2012		1,200	1,198

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2011		520	520

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 08/11/2011 valued at $535. Repurchase proceeds are $520.)
SHORT-TERM NOTES 1.4%
Banco Santander Brasil S.A.
0.020% due 07/13/2011		800	800
2.596% due 12/28/2011		700	694
Pacific Gas & Electric Co.
0.870% due 10/11/2011		1,800	1,800

			3,294

JAPAN TREASURY BILLS 2.0%
0.102% due 07/19/2011 - 09/20/2011 (b)	JPY	400,000	4,968

U.S. TREASURY BILLS 0.3%
0.104% due 08/18/2011 - 09/15/2011 (b)(d)(e)		$681	681

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 27.6%
		6,681,466	66,942

Total Short-Term Instruments (Cost $83,634)			83,697

Total Investments 100.8% (Cost $242,022)			$244,850
Written Options (g) (0.2%) (Premiums $677)			(401)
Other Assets and Liabilities (Net) (0.6%)			(1,611)

Net Assets 100.0%			$242,838

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $275 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $406 and cash of $282 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	37	$15
90-Day Eurodollar December Futures	Long	12/2012	204	(84)
90-Day Eurodollar December Futures	Long	12/2013	3	(2)
90-Day Eurodollar June Futures	Long	06/2012	188	163
90-Day Eurodollar June Futures	Long	06/2013	8	(5)
90-Day Eurodollar June Futures	Long	06/2014	1	(1)
90-Day Eurodollar March Futures	Long	03/2012	92	76
90-Day Eurodollar March Futures	Long	03/2013	29	(13)
90-Day Eurodollar March Futures	Long	03/2014	6	(3)
90-Day Eurodollar September Futures	Long	09/2011	3	1
90-Day Eurodollar September Futures	Long	09/2012	157	(16)
90-Day Eurodollar September Futures	Long	09/2013	8	(4)

				$127

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.043%	$200	$(1)	$(3)	$2
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%	600	(2)	(1)	(1)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%	200	0	0	0
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	600	1	(6)	7
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%	200	0	(1)	1
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	700	(2)	(1)	(1)
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	100	0	(1)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	500	1	(5)	6
China Government International Bond	CITI	1.000%	06/20/2016	0.813%	200	2	2	0
China Government International Bond	JPM	1.000%	06/20/2016	0.813%	400	4	4	0
China Government International Bond	UBS	1.000%	06/20/2016	0.813%	200	2	2	0
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.302%	100	0	(1)	1
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.302%	200	0	(1)	1
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	400	3	0	3
France Government Bond	CITI	0.250%	12/20/2015	0.700%	400	(7)	(10)	3
France Government Bond	GSC	0.250%	12/20/2015	0.700%	700	(14)	(19)	5
Gazprom Via Gaz Capital S.A.	MSC	0.860%	11/20/2011	0.732%	400	1	0	1

General Electric Capital Corp.	BCLY	4.400%	12/20/2013	0.789%	100	9	0	9
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	0.789%	200	20	0	20
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.606%	100	1	0	1
General Electric Capital Corp.	BNP	1.300%	03/20/2013	0.606%	100	1	0	1
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%	300	24	0	24
General Electric Capital Corp.	CITI	4.200%	12/20/2013	0.789%	300	26	0	26
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	200	18	0	18
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.789%	300	26	0	26
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.719%	400	4	6	(2)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%	1,200	10	16	(6)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%	500	5	9	(4)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	900	8	13	(5)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	1,200	9	10	(1)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%	400	4	7	(3)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.792%	500	4	8	(4)
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.422%	300	0	(1)	1
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%	500	0	(3)	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%	200	1	(2)	3
Republic of Italy Government Bond	BNP	1.000%	06/20/2016	1.688%	800	(25)	(16)	(9)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	100	(6)	(6)	0
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%	800	(56)	(49)	(7)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.451%	300	6	2	4
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%	500	10	3	7
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%	400	8	8	0
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%	300	6	2	4
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%	100	2	2	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%	700	13	3	10
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	700	13	12	1

						$129	$(17)	$146

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,061	$11	$0	$11
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	96	1	0	1
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	900	103	108	(5)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	200	23	25	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	700	80	78	2
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	900	102	113	(11)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	700	87	88	(1)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	300	37	39	(2)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	25	25	0
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	100	12	13	(1)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	400	49	52	(3)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	200	27	27	0
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	4,300	17	17	0
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	8,000	32	1	31
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	3,200	13	0	13

					$619	$586	$33

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	500	$3	$1	$2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	4	1	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		800	7	3	4
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,500	23	5	18
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	8	(1)	9
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	3	1	2
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	360	(5)	365
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		300	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,600	7	1	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		600	2	0	2
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,500	8	3	5
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	1	0	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	5	4	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,600	17	2	15
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,200	9	4	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,500	32	3	29
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		1,300	(4)	0	(4)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		1,800	16	0	16

							$518	$25	$493

(g)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	6	$1	$(1)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	4	1	(1)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	10	3	(4)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	10	5	(1)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	99	81	(75)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	99	56	(7)

				$147	$(89)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$2,700	$6	$(2)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,200	19	(12)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	(1)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,700	76	(45)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,700	34	(14)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	22	(8)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,800	39	(19)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	(4)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,800	28	(14)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	35	(16)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(53)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	(17)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	1,200	6	(7)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	1,200	6	(3)

							$427	$(223)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		$1,500	$6	$(3)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		1,500	7	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		1,900	10	(1)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	3,900	27	(8)

							$50	$(13)

Straddle Options

Description	Counterparty	Exercise Leve l(5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,400	$7	$(9)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,300	7	(8)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	2,400	26	(39)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	1,200	13	(20)

					$53	$(76)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	70	07/2011	DUB	$0	$(2)	$(2)
Sell	BRL	5,199	08/2011	BCLY	0	(61)	(61)
Buy		5,362	08/2011	UBS	96	0	96
Sell		163	08/2011	UBS	0	(4)	(4)
Buy		5,034	09/2011	BCLY	55	0	55
Buy		186	09/2011	BOA	18	0	18
Sell	CAD	194	09/2011	BNP	0	(4)	(4)
Sell		195	09/2011	CITI	0	(5)	(5)
Sell		1,585	09/2011	DUB	0	(31)	(31)
Sell		845	09/2011	RBC	0	(18)	(18)
Buy	CNY	133	11/2011	BCLY	0	0	0
Buy		803	11/2011	CITI	1	0	1
Buy		500	11/2011	JPM	0	0	0
Buy		1,280	06/2012	HSBC	0	0	0
Buy		1,280	06/2012	JPM	0	0	0
Buy		6,098	02/2013	DUB	2	0	2
Sell	EUR	494	07/2011	BCLY	0	(10)	(10)
Sell		100	07/2011	BNP	0	(3)	(3)
Buy		200	07/2011	CITI	4	0	4
Sell		178	07/2011	CITI	0	(4)	(4)
Sell		1,968	07/2011	CSFB	0	(15)	(15)
Sell		2,119	07/2011	HSBC	8	(19)	(11)
Sell		1,824	07/2011	JPM	0	(17)	(17)
Sell		793	07/2011	RBC	6	0	6
Sell		1,428	07/2011	RBS	0	(12)	(12)
Sell		200	07/2011	UBS	1	0	1
Sell	GBP	467	09/2011	UBS	18	0	18
Buy	IDR	946,766	07/2011	BCLY	8	0	8
Buy		683,300	07/2011	CITI	6	0	6
Buy		1,147,500	07/2011	HSBC	10	0	10
Sell		5,446,766	07/2011	HSBC	0	(5)	(5)
Buy		2,669,200	07/2011	JPM	15	0	15
Buy		4,828,920	01/2012	BOA	18	0	18
Buy		5,446,766	07/2012	HSBC	6	0	6
Buy	INR	18,440	08/2011	HSBC	3	0	3
Buy		22,920	08/2011	MSC	25	0	25
Sell	JPY	27,988	07/2011	BCLY	0	(13)	(13)
Buy		415,000	07/2011	BNP	0	(15)	(15)
Sell		95,819	07/2011	BOA	0	(43)	(43)
Buy		56,984	07/2011	CITI	9	0	9
Sell		435,000	07/2011	CITI	17	(2)	15
Sell		22,000	07/2011	CSFB	0	(7)	(7)
Buy		216,072	07/2011	HSBC	0	(10)	(10)
Sell		36,829	07/2011	RBS	0	(18)	(18)
Buy		359,946	08/2011	CITI	3	(12)	(9)
Sell		10,000	08/2011	CITI	0	0	0
Sell		10,000	08/2011	DUB	0	0	0
Sell		400,000	08/2011	JPM	0	(59)	(59)

Sell		140,000	08/2011	RBS	0	(20)	(20)
Sell		20,000	08/2011	UBS	0	(3)	(3)
Sell		230,000	09/2011	CITI	8	0	8
Sell		20,000	09/2011	UBS	0	0	0
Buy	KRW	56,350	08/2011	CITI	3	0	3
Buy		56,365	08/2011	GSC	3	0	3
Buy		2,376,184	08/2011	JPM	56	0	56
Buy	MXN	1,237	07/2011	DUB	6	0	6
Buy		34,554	07/2011	HSBC	158	0	158
Sell		35,791	07/2011	MSC	17	0	17
Buy		1,194	11/2011	HSBC	1	0	1
Buy		38,180	11/2011	MSC	2	(13)	(11)
Buy	MYR	300	08/2011	BCLY	2	0	2
Buy		700	08/2011	CITI	5	0	5
Buy		192	08/2011	HSBC	1	0	1
Buy		100	08/2011	JPM	1	0	1
Buy	PHP	3,310	11/2011	BCLY	2	0	2
Buy		7,664	11/2011	CITI	1	0	1
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,392	11/2011	GSC	1	0	1
Buy		30,858	03/2012	CITI	1	0	1
Buy		2,985	03/2012	HSBC	0	0	0
Buy		1,415	03/2012	MSC	0	0	0
Buy	RUB	2,897	07/2011	BCLY	2	0	2
Sell		2,897	07/2011	BCLY	0	0	0
Buy		2,897	07/2011	CITI	0	0	0
Sell		2,897	07/2011	CITI	2	0	2
Buy	SGD	288	09/2011	BCLY	9	0	9
Buy		100	09/2011	CITI	3	0	3
Buy		1,300	09/2011	RBS	15	0	15
Buy		127	12/2011	CITI	3	0	3
Buy	TRY	1,202	07/2011	HSBC	0	(24)	(24)
Sell		1,203	07/2011	HSBC	0	(10)	(10)
Buy		1,202	10/2011	HSBC	9	0	9
Buy	TWD	2,537	01/2012	BCLY	1	0	1
Sell	ZAR	4,658	07/2011	HSBC	0	(16)	(16)
Buy		3,264	07/2011	JPM	4	0	4
Buy		1,395	07/2011	MSC	1	0	1
Buy		761	09/2011	BCLY	12	0	12
Buy		4,658	10/2011	HSBC	16	0	16

					$675	$(475)	$200

(i)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$1,279	$0	$1,279
Corporate Bonds & Notes
Banking & Finance	0	59,753	0	59,753
Industrials	0	19,148	0	19,148
Utilities	0	11,861	0	11,861
Convertible Bonds & Notes
Industrials	0	1,004	0	1,004
Municipal Bonds & Notes
Illinois	0	1,106	0	1,106
Louisiana	0	406	0	406
New Jersey	0	100	0	100
U.S. Government Agencies	0	24,115	1,436	25,551
Mortgage-Backed Securities	0	19,244	0	19,244
Asset-Backed Securities	0	8,522	720	9,242
Sovereign Issues	0	11,966	0	11,966
Preferred Securities
Banking & Finance	0	0	493	493
Short-Term Instruments
Certificates of Deposit	0	6,094	0	6,094
Commercial Paper	0	1,198	0	1,198
Repurchase Agreements	0	520	0	520
Short-Term Notes	0	3,294	0	3,294
Japan Treasury Bills	0	4,968	0	4,968
U.S. Treasury Bills	0	681	0	681
PIMCO Short-Term Floating NAV Portfolio	66,942	0	0	66,942
	$66,942	$175,259	$2,649	$244,850

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	247	0	247
Foreign Exchange Contracts	0	675	0	675
Interest Rate Contracts	255	497	0	752
	$255	$1,419	$0	$1,674

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(81)	0	(81)
Foreign Exchange Contracts	0	(475)	0	(475)
Interest Rate Contracts	(128)	(316)	(76)	(520)

	$(128)	$(872)	$(76)	$(1,076)

Totals	$67,069	$175,806	$2,573	$245,448

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Investments, at value
U.S. Government Agencies	$1,571	$0	$(135)	$0	$0	$0	$0	$0	$1,436	$0
Asset-Backed Securities	1,220	0	(161)	1	5	8	0	(353)	720	4
Preferred Securities
Banking & Finance	494	0	0	0	0	(1)	0	0	493	(1)

	$3,285	$0	$(296)	$1	$5	$7	$0	$(353)	$2,649	$3

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(86)	$0	$0	$0	$0	$10	$0	$0	$(76)	$10

Totals	$3,199	$0	$(296)	$1	$5	$17	$0	$(353)	$2,573	$13

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$2,394	$2,403

Total Bank Loan Obligations (Cost $2,371)			2,403

CORPORATE BONDS & NOTES 44.1%
BANKING & FINANCE 32.5%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		20,000	21,001
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,264
Ally Financial, Inc.
3.466% due 02/11/2014		900	885
3.646% due 06/20/2014		4,500	4,403
4.500% due 02/11/2014		4,500	4,511
6.000% due 05/23/2012		500	512
6.000% due 02/15/2019		12	11
6.000% due 03/15/2019		51	47
6.100% due 09/15/2019		52	48
6.150% due 08/15/2019		85	78
6.150% due 09/15/2019		37	34
6.200% due 04/15/2019		84	78
6.250% due 07/15/2019		30	28
6.350% due 02/15/2016		60	58
6.350% due 07/15/2019		10	9
6.400% due 12/15/2018		15	14
6.500% due 06/15/2018		30	30
6.600% due 05/15/2018		14	14
6.625% due 05/15/2012		1,100	1,126
6.650% due 08/15/2016		10	10
6.700% due 06/15/2018		27	27
6.700% due 06/15/2019		20	19
6.750% due 08/15/2016		20	20
6.750% due 11/15/2016		10	10
6.750% due 07/15/2018		41	40
6.750% due 10/15/2018		10	10
6.750% due 05/15/2019		84	80
6.750% due 06/15/2019		38	36
6.800% due 09/15/2016		62	61
6.800% due 10/15/2018		35	34
6.875% due 09/15/2011		2,600	2,623
6.875% due 08/28/2012		7,100	7,366
6.875% due 07/15/2018		21	21
6.900% due 06/15/2017		25	25
6.900% due 07/15/2018		107	105
6.900% due 08/15/2018		17	17
7.000% due 08/15/2016		22	22
7.000% due 11/15/2016		27	27
7.000% due 12/15/2016		20	20
7.000% due 07/15/2017		59	58
7.000% due 02/15/2018		26	26
7.000% due 05/15/2018		51	50
7.000% due 08/15/2018		11	11
7.000% due 09/15/2018		15	15
7.050% due 03/15/2018		49	48
7.050% due 04/15/2018		11	11
7.200% due 10/15/2017		10	10
7.250% due 09/15/2017		214	214
7.250% due 08/15/2018		53	52
7.300% due 01/15/2018		10	10
7.375% due 11/15/2016		56	56
7.375% due 04/15/2018		21	21
7.500% due 12/15/2017		10	10
8.000% due 11/01/2031		10,000	10,707
American Express Bank FSB
0.490% due 06/12/2017		18,000	17,120
5.500% due 04/16/2013		400	428
American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,379
American Express Co.
7.000% due 03/19/2018		100	118
American Express Credit Corp.
5.125% due 08/25/2014		20,000	21,835
American General Institutional Capital
8.125% due 03/15/2046		8,900	9,634
American International Group, Inc.
0.305% due 04/03/2012	JPY	50,000	617
0.386% due 10/18/2011		$200	199
3.650% due 01/15/2014		32,200	32,822
4.250% due 05/15/2013		6,200	6,378
4.950% due 03/20/2012		1,900	1,937
5.375% due 10/18/2011		100	101
5.450% due 05/18/2017		4,000	4,186
5.850% due 01/16/2018		100	105
6.400% due 12/15/2020		600	647
8.175% due 05/15/2068		600	658
8.250% due 08/15/2018		5,900	6,777
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,834
Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013		4,700	4,713
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,425
Banco Santander Brasil S.A.
2.346% due 03/18/2014		500	503
Banco Santander Chile
1.524% due 04/20/2012		3,600	3,604
Bank of America Corp.
0.591% due 08/15/2016		900	838
5.650% due 05/01/2018		135	142
6.250% due 04/15/2012		465	484
7.375% due 05/15/2014		13,700	15,407
Bank of America N.A.
0.527% due 06/15/2016		17,500	15,913
Banque PSA Finance
2.146% due 04/04/2014		3,400	3,396
Barclays Bank PLC
5.200% due 07/10/2014		117	127
10.179% due 06/12/2021		160	202
14.000% due 11/29/2049	GBP	500	1,013
Bear Stearns Cos. LLC
6.950% due 08/10/2012		$8,100	8,649
7.250% due 02/01/2018		130	155
BNP Paribas S.A.
0.693% due 04/08/2013		7,900	7,846
BPCE S.A.
2.375% due 10/04/2013		600	610
CIT Group, Inc.
7.000% due 05/01/2014		937	951
7.000% due 05/01/2015		1,682	1,688
7.000% due 05/01/2016		2,803	2,796
7.000% due 05/01/2017		3,924	3,919
CitiFinancial, Inc.
6.625% due 06/01/2015		200	219
Citigroup Capital XXI
8.300% due 12/21/2077		12,500	12,812
Citigroup, Inc.
1.733% due 01/13/2014		3,700	3,727
5.500% due 04/11/2013		14,853	15,773
5.625% due 08/27/2012		1,800	1,881
6.125% due 11/21/2017		45	50
6.125% due 05/15/2018		100	110
6.500% due 08/19/2013		886	964
8.500% due 05/22/2019		1,300	1,613
Dexia Credit Local
0.652% due 03/05/2013		14,600	14,566
Dexia Credit Local S.A.
0.753% due 04/29/2014		6,800	6,779
0.896% due 09/23/2011		3,000	3,003
Encana Holdings Finance Corp.
5.800% due 05/01/2014		50	56
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,749
FIH Erhvervsbank A/S
0.620% due 06/13/2013		$24,300	24,299
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		6,300	6,316
7.000% due 10/01/2013		3,800	4,070
7.250% due 10/25/2011		400	406
7.500% due 08/01/2012		300	314
7.800% due 06/01/2012		1,000	1,046
8.000% due 12/15/2016		1,000	1,126
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,464
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,271
Goldman Sachs Group, Inc.
0.674% due 07/22/2015		$10,249	9,738
1.695% due 02/04/2013	EUR	3,300	4,748
5.125% due 01/15/2015		$385	413
5.750% due 10/01/2016		452	492
7.500% due 02/15/2019		193	225
HCP, Inc.
5.625% due 02/28/2013		2,400	2,547
5.650% due 12/15/2013		5,000	5,480
HSBC Finance Corp.
1.787% due 04/05/2013	EUR	11,700	16,800
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		$1,000	1,091
Industrial Bank of Korea
3.750% due 09/29/2016		500	506
ING Bank NV
1.046% due 03/30/2012		17,600	17,672
1.652% due 06/09/2014		2,100	2,108
Inter-American Development Bank
4.500% due 09/15/2014		27	30
International Lease Finance Corp.
5.300% due 05/01/2012		14,000	14,280
6.625% due 11/15/2013		3,890	4,046
Intesa Sanpaolo SpA
2.658% due 02/24/2014		3,300	3,294
JPMorgan Chase & Co.
0.997% due 05/02/2014		21,000	21,024
4.750% due 05/01/2013		73	78
6.000% due 01/15/2018		70	78
6.300% due 04/23/2019		91	103
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		6,600	6,186
JPMorgan Chase Capital XIII
1.196% due 09/30/2034		110	94
Korea Exchange Bank
4.875% due 01/14/2016		700	739
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		2,500	675
Lloyds TSB Bank PLC
4.875% due 01/21/2016		900	921
12.000% due 12/29/2049		10,100	10,992

Macquarie Bank Ltd.
3.300% due 07/17/2014		500	531
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		10,500	10,483
6.875% due 04/25/2018		500	554
6.875% due 11/15/2018		42	46
8.680% due 05/02/2017		95	104
8.950% due 05/18/2017		95	104
MetLife Institutional Funding II
1.201% due 04/04/2014		7,000	7,021
Metropolitan Life Global Funding I
0.683% due 07/13/2011		11,300	11,301
Morgan Stanley
1.253% due 04/29/2013		9,900	9,887
2.761% due 05/14/2013		1,800	1,849
7.300% due 05/13/2019		200	227
National Australia Bank Ltd.
1.010% due 04/11/2014		12,500	12,497
Nationsbank Cap Trust III
0.828% due 01/15/2027		110	89
NIBC Bank NV
2.800% due 12/02/2014		50,000	52,075
Nomura Europe Finance NV
0.451% due 07/05/2011		17,800	17,800
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	11,453
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	2,044
Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,175
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015		300	311
5.000% due 11/12/2013		100	102
7.640% due 03/29/2049 (a)		9,400	7,356
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		13,100	13,104
SLM Corp.
0.504% due 10/25/2011		2,000	1,990
1.801% due 06/17/2013	EUR	1,150	1,614
5.000% due 04/15/2015		$10,000	10,055
5.050% due 11/14/2014		1,200	1,200
8.450% due 06/15/2018		10,000	10,985
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	950	1,807
Springleaf Finance Corp.
4.875% due 07/15/2012		$9,100	9,077
5.375% due 10/01/2012		20,000	19,950
6.900% due 12/15/2017		3,900	3,598
SSIF Nevada LP
0.981% due 04/14/2014		20,100	20,117
SunTrust Bank
1.604% due 12/20/2011	EUR	2,200	3,170
Teco Finance, Inc.
6.750% due 05/01/2015		$125	143
UBS AG
1.273% due 01/28/2014		1,000	1,005
1.358% due 02/23/2012		2,600	2,617
Wachovia Corp.
0.648% due 10/15/2016		32,800	31,509
5.500% due 05/01/2013		400	430
Wells Fargo & Co.
7.980% due 03/29/2049		41,850	45,407
Weyerhaeuser Co.
6.950% due 08/01/2017		100	113
7.500% due 03/01/2013		6,000	6,395

			828,448

INDUSTRIALS 7.9%
Abbott Laboratories
5.150% due 11/30/2012		20	21
Alcoa, Inc.
5.550% due 02/01/2017		400	426
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	84
Amgen, Inc.
6.150% due 06/01/2018		6,200	7,190
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		7,400	7,962
5.375% due 01/15/2020		6,900	7,609
AutoZone, Inc.
6.950% due 06/15/2016		800	928
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		90	96
BMW U.S. Capital LLC
4.250% due 12/22/2011		1,524	1,542
Caterpillar, Inc.
0.424% due 05/21/2013		300	301
Colorado Interstate Gas Co.
6.800% due 11/15/2015		250	292
Comcast Corp.
4.950% due 06/15/2016		260	286
5.300% due 01/15/2014		225	247
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		27	29
Cox Communications, Inc.
7.125% due 10/01/2012		17	18
Daimler Finance North America LLC
5.750% due 09/08/2011		1,700	1,716
7.300% due 01/15/2012		7,169	7,420
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		140	142
Devon Financing Corp. ULC
6.875% due 09/30/2011		29,135	29,575
Dow Chemical Co.
4.850% due 08/15/2012		17,600	18,385
6.000% due 10/01/2012		6,914	7,332
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		17,900	22,420
9.250% due 04/23/2019		300	376
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		130	146
General Electric Co.
5.000% due 02/01/2013		155	165
5.250% due 12/06/2017		47	52
General Mills, Inc.
5.650% due 09/10/2012		1,894	2,002
HCA, Inc.
9.250% due 11/15/2016		300	320
Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		100	104
JetBlue Airways Pass-Through Trust
0.622% due 06/15/2015		160	155
Kraft Foods, Inc.
6.250% due 06/01/2012		4,383	4,602
Kroger Co.
6.750% due 04/15/2012		10	10
Limited Brands, Inc.
6.900% due 07/15/2017		1,600	1,722
Lyondell Chemical Co.
8.000% due 11/01/2017		3,644	4,063
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,743
Noble Group Ltd.
6.750% due 01/29/2020		3,000	3,165
Petrobras International Finance Co.
5.750% due 01/20/2020		2,000	2,142
7.875% due 03/15/2019		400	486
Philip Morris International, Inc.
4.875% due 05/16/2013		16,300	17,490
Reynolds American, Inc.
6.750% due 06/15/2017		600	693
7.250% due 06/01/2012		4,420	4,670
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		6,728	7,046
RR Donnelley & Sons Co.
5.500% due 05/15/2015		5	5
6.125% due 01/15/2017		981	960
SABMiller PLC
6.200% due 07/01/2011		6,727	6,727
Target Corp.
5.875% due 03/01/2012		12	12
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	8,952
Time Warner Cable, Inc.
5.400% due 07/02/2012		7,000	7,319
6.200% due 07/01/2013		6,145	6,742
Time Warner, Inc.
5.875% due 11/15/2016		1,600	1,830
6.875% due 05/01/2012		12	13
UAL Pass-Through Trust
10.400% due 05/01/2018		107	121
Vale Overseas Ltd.
6.875% due 11/21/2036		400	435
Volkswagen International Finance NV
0.917% due 04/01/2014		1,900	1,908
Volvo Treasury AB
5.950% due 04/01/2015		500	553
Wyeth
5.500% due 02/01/2014		35	39

			200,789

UTILITIES 3.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		5,000	5,220
American Electric Power Co., Inc.
5.250% due 06/01/2015		400	440
AT&T, Inc.
5.100% due 09/15/2014		410	451
5.500% due 02/01/2018		352	393
BellSouth Corp.
4.463% due 04/26/2021		25,600	26,357
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		5,000	5,840
Dominion Resources, Inc.
5.150% due 07/15/2015		117	130
5.600% due 11/15/2016		250	283
5.700% due 09/17/2012		1,520	1,607
DTE Energy Co.
0.955% due 06/03/2013		1,400	1,405
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		10,200	11,199
Majapahit Holding BV
7.750% due 01/20/2020		4,000	4,700
Nevada Power Co.
7.125% due 03/15/2019		1,130	1,350
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		400	424
NGPL PipeCo LLC
6.514% due 12/15/2012		13,225	13,910
Pacific Gas & Electric Co.
4.800% due 03/01/2014		226	246

Progress Energy, Inc.
6.850% due 04/15/2012	179	187
PSEG Power LLC
5.320% due 09/15/2016	346	382
Qwest Corp.
6.500% due 06/01/2017	300	327
Southern California Edison Co.
5.000% due 01/15/2014	50	55
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	153
Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,045
Verizon Communications, Inc.
5.550% due 02/15/2016	312	352
6.100% due 04/15/2018	16,000	18,352
6.350% due 04/01/2019	17	19
Verizon Global Funding Corp.
7.375% due 09/01/2012	340	365
Vodafone Group PLC
5.625% due 02/27/2017	25	28

		95,220

Total Corporate Bonds & Notes (Cost $1,080,469)		1,124,457

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Transocean, Inc.
1.500% due 12/15/2037	11,000	11,041

Total Convertible Bonds & Notes (Cost $10,240)		11,041

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	113
7.550% due 04/01/2039	100	114
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	107
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	110
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	180

		624

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,173
Cook County, Illinois J Sterling Morton High School District No. 201 General Obligation Bonds, (AGM-CR AMBAC Insured), Series 2004
0.000% due 12/01/2015	3,000	2,493
0.000% due 12/01/2017	2,500	1,835
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.150% due 01/01/2019	250	239

		5,740

NEW JERSEY 0.4%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	9,300	9,292

NEW YORK 0.0%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.002% due 12/15/2013	345	342

VIRGINIA 0.0%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	235	245

Total Municipal Bonds & Notes (Cost $16,221)		16,243

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
0.246% due 07/25/2037	1,606	1,585
0.496% due 04/25/2037	1,533	1,533
0.586% due 11/25/2032	3	3
0.736% due 06/25/2041	26,175	26,266
1.495% due 10/01/2044	85	86
1.820% due 04/01/2027	6	6
2.410% due 02/01/2035	55	57
2.685% due 06/01/2035	5,895	6,062
4.000% due 04/01/2023	160	168
4.500% due 04/01/2013 - 12/01/2040	5,209	5,504
4.807% due 01/01/2027	57	59
5.000% due 03/01/2034 - 07/01/2041	3,399	3,628
5.015% due 03/01/2034	110	118
5.279% due 11/01/2035	97	104
5.500% due 09/01/2024 - 11/01/2038	24,128	26,217
5.629% due 05/01/2037	112	120
5.711% due 06/01/2036	78	85
5.806% due 05/01/2037	126	137
5.820% due 02/01/2037	115	124
6.000% due 09/25/2016 - 07/01/2041	9,648	10,636
6.051% due 10/01/2037	60	64
6.245% due 09/01/2036	101	109
6.351% due 12/25/2042	290	333
6.500% due 01/01/2013 - 06/25/2044	16,700	19,445
7.000% due 05/01/2012 - 05/01/2032	133	152
7.500% due 03/01/2015 - 07/25/2041	138	155
8.000% due 06/01/2015 - 08/01/2031	32	37
8.400% due 08/25/2019	1	1
12.000% due 05/01/2016	1	1
Freddie Mac
0.337% due 07/15/2019 - 08/15/2019	5,010	5,003
0.417% due 02/15/2019	168	168
3.245% due 05/01/2035	94	99
4.500% due 07/01/2041 - 08/01/2041	22,000	22,712
5.500% due 06/01/2017 - 07/01/2041	4,695	5,089
5.907% due 05/01/2037	154	165
6.000% due 09/01/2013 - 11/01/2037	1,191	1,316
6.500% due 12/01/2021 - 07/25/2043	427	480
7.000% due 04/01/2032 - 01/01/2033	93	108
7.500% due 05/01/2015	1	1
8.400% due 08/15/2021	2	2
8.500% due 04/15/2025	171	198
Ginnie Mae
0.636% due 10/16/2030	17	17
0.786% due 02/16/2030	413	415
0.836% due 02/16/2030	260	261
2.125% due 11/20/2025	7	7
2.250% due 11/20/2034	5	6
2.375% due 03/20/2028	191	198
2.500% due 11/20/2017	17	17
2.625% due 07/20/2034	68	71
3.000% due 03/20/2020	5	5
3.375% due 06/20/2032	4	4
3.500% due 12/20/2017	12	13
5.500% due 01/15/2017 - 11/20/2032	16,069	18,028
6.000% due 07/20/2015	1	1
6.500% due 01/20/2034 - 08/20/2034	54	61
7.000% due 07/15/2031 - 12/15/2032	51	59
7.500% due 04/20/2027 - 01/15/2031	309	319
8.000% due 04/15/2017 - 11/15/2022	518	586
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	11	13
Small Business Administration
4.340% due 03/01/2024	44	47
4.504% due 02/10/2014	13	14
4.727% due 02/10/2019	31,530	33,020
4.750% due 07/01/2025	11,504	12,321
5.130% due 09/01/2023	11	12
6.090% due 07/01/2011	4	5
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,191
5.290% due 08/01/2017	5,000	5,447

Total U.S. Government Agencies (Cost $202,308)		211,275

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.750% due 06/15/2014 (e)	3,200	3,196

Total U.S. Treasury Obligations (Cost $3,204)		3,196

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
1.896% due 09/25/2045	6,087	5,008
2.403% due 02/25/2045	1,243	1,107
Banc of America Funding Corp.
2.783% due 05/25/2035	1,944	1,886
Banc of America Large Loan, Inc.
1.937% due 11/15/2015	6,827	6,340
Bear Stearns Adjustable Rate Mortgage Trust
2.731% due 03/25/2035	362	341
2.768% due 02/25/2033	61	54
4.845% due 01/25/2035	173	156
5.681% due 02/25/2033	60	59

Bear Stearns Alt-A Trust
2.652% due 05/25/2035		3,045	2,409
2.916% due 09/25/2035		1,073	783
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	106
5.471% due 01/12/2045		300	331
Chase Mortgage Finance Corp.
6.000% due 03/25/2037		2,199	1,995
Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2036		11,743	11,178
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		8,882	8,478
2.736% due 03/25/2034		148	147
5.661% due 09/25/2037		72	48
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		145	154
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		600	643
Countrywide Alternative Loan Trust
1.278% due 12/25/2035		188	117
6.000% due 10/25/2032		1	1
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035		256	165
2.789% due 02/20/2035		2,896	2,401
3.094% due 11/25/2034		1,701	1,437
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		41	34
Credit Suisse Mortgage Capital Certificates
0.357% due 10/15/2021		1,689	1,593
5.311% due 12/15/2039		145	155
5.850% due 03/15/2039		100	109
6.413% due 02/15/2041		12,100	13,045
CW Capital Cobalt Ltd.
5.223% due 08/15/2048		145	154
First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035		128	91
Granite Master Issuer PLC
0.286% due 12/20/2054		1,667	1,581
0.788% due 12/20/2054	GBP	1,707	2,599
Granite Mortgages PLC
1.015% due 09/20/2044		1,682	2,597
1.199% due 01/20/2044		289	446
1.718% due 01/20/2044	EUR	317	442
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	107
5.444% due 03/10/2039		200	215
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		2,819	2,788
Harborview Mortgage Loan Trust
0.376% due 01/19/2038		10,196	6,451
Indymac ARM Trust
1.928% due 01/25/2032		60	50
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	338
5.882% due 02/15/2051		395	430
5.932% due 02/12/2049		60	65
JPMorgan Mortgage Trust
5.015% due 02/25/2035		925	921
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		266	277
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		235	251
5.485% due 03/12/2051		400	425
5.810% due 06/12/2050		150	161
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,201	884
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		274	236
Morgan Stanley Capital I
5.692% due 04/15/2049		4,400	4,725
5.809% due 12/12/2049		310	340
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		169	159
Morgan Stanley Re-REMIC Trust
5.992% due 08/15/2045		15,000	16,426
Prime Mortgage Trust
0.586% due 02/25/2019		37	36
0.586% due 02/25/2034		297	281
Residential Funding Mortgage Securities I
3.246% due 09/25/2035		592	405
5.431% due 09/25/2035		3,128	2,627
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		1,481	1,239
Structured Asset Securities Corp.
2.679% due 02/25/2032		24	23
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		1,155	1,141
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		3,165	2,872
5.509% due 04/15/2047		300	316
WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045		813	670
1.478% due 11/25/2042		200	172
2.609% due 02/27/2034		5	5
Washington Mutual MSC Mortgage Pass-Through
Certificates
6.500% due 08/25/2034		181	187
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		3,248	2,913
2.760% due 11/25/2034		6,992	6,794
4.909% due 01/25/2035		5,866	5,731

Total Mortgage-Backed Securities (Cost $126,677)			128,851

ASSET-BACKED SECURITIES 2.0%
Asset-Backed Funding Certificates
0.246% due 01/25/2037		12	12
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		2,455	2,417
Centex Home Equity
4.670% due 09/25/2034		563	557
Conseco Finance
6.981% due 06/15/2032		15	15
7.550% due 04/15/2032		15	16
Countrywide Asset-Backed Certificates
1.226% due 02/25/2035		45	44
First Franklin Mortgage Loan Asset-Backed
Certificates
0.296% due 11/25/2036		12,500	11,598
First NLC Trust
0.536% due 12/25/2035		69	67
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		859	860
Freemont Home Loan Owner Trust
0.976% due 12/25/2029		142	96
Galaxy CLO Ltd.
0.514% due 04/25/2019		9,863	9,338
Hillmark Funding
0.508% due 05/21/2021		6,800	6,339
HSBC Home Equity Loan Trust
0.446% due 01/20/2035		18	17
0.476% due 01/20/2034		2,047	1,837
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		23	23
JPMorgan Mortgage Acquisition Corp.
0.246% due 11/25/2036		28	28
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		87	70
Nationstar Home Equity Loan Trust
0.246% due 06/25/2037		424	419
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		4,186	4,241
Residential Asset Securities Corp.
0.556% due 09/25/2035		42	41
SLM Student Loan Trust
0.574% due 01/25/2015		208	208
3.500% due 08/17/2043		11,636	11,666
Structured Asset Securities Corp.
0.416% due 07/25/2035		104	99

Total Asset-Backed Securities (Cost $49,342)			50,008

SOVEREIGN ISSUES 4.8%
Canada Government Bond
1.500% due 12/01/2012	CAD	37,900	39,338
1.750% due 03/01/2013		2,100	2,186
2.000% due 08/01/2013		2,700	2,823
2.250% due 08/01/2014		1,800	1,886
3.000% due 12/01/2015		300	321
Canada Housing Trust No. 1
3.950% due 12/15/2011		700	735
4.000% due 06/15/2012		1,100	1,170
4.550% due 12/15/2012		3,600	3,895
4.800% due 06/15/2012		1,300	1,392
Export-Import Bank of Korea
5.125% due 06/29/2020		$1,000	1,016
5.875% due 01/14/2015		5,200	5,726
8.125% due 01/21/2014		500	574
Hydro Quebec
0.562% due 09/29/2049		5,000	3,874
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,414
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	3,800	5,479
Korea Development Bank
3.250% due 03/09/2016		$8,000	8,013
8.000% due 01/23/2014		2,500	2,846
Korea Government Bond
4.250% due 06/01/2013		135	142
4.875% due 09/22/2014		900	979
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,188
Panama Government International Bond
7.250% due 03/15/2015		700	828
Province of Ontario Canada
4.200% due 03/08/2018	CAD	100	110
4.300% due 03/08/2017		500	556
4.400% due 06/02/2019		1,100	1,210
5.500% due 06/02/2018		300	354
Province of Quebec Canada
4.500% due 12/01/2016		100	112
4.875% due 05/05/2014		$220	243
5.125% due 11/14/2016		25	29
Russia Government International Bond
7.500% due 03/31/2030		8,563	10,116
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	2,000	2,915

South Africa Government International Bond
7.375% due 04/25/2012		50	53
Turkey Government International Bond
7.000% due 09/26/2016		7,300	8,414
7.500% due 07/14/2017		4,200	4,956

Total Sovereign Issues (Cost $118,817)			121,896

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
American International Group, Inc.
8.500% due 08/01/2011		4,799	8
Wells Fargo & Co.
7.500% due 12/31/2049		16,800	17,808

			17,816

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	3

Total Convertible Preferred Securities (Cost $12,974)			17,819

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Citigroup, Inc.
6.150% due 12/15/2012		1,455,000	14,213
DG Funding Trust
0.553% due 12/31/2049		912	6,911
Farm Credit Bank
10.000% due 12/31/2049		4,000	4,572

Total Preferred Securities (Cost $29,225)			25,696

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.6%
CERTIFICATES OF DEPOSIT 1.8%
Banco Bradesco S.A.
0.000% due 08/26/2011		$400	399
Banco Do Brasil S.A.
0.000% due 02/15/2012		11,100	11,175
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		10,500	10,500
Itau Unibanco S.A.
1.670% due 02/06/2012		22,600	22,405

			44,479

COMMERCIAL PAPER 0.7%
Erste Abwicklungsanstalt
0.356% due 01/11/2012		12,700	12,677
Kells Funding LLC
0.290% due 01/10/2012		6,000	5,990

			18,667

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		3,000	3,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $3,034. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		4,448	4,448
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,540. Repurchase proceeds are $4,448.)

			7,448

SHORT-TERM NOTES 0.5%
Banco Santander Brasil S.A.
0.010% due 07/13/2011		8,300	8,296
2.596% due 12/28/2011		5,600	5,554

			13,850

JAPAN TREASURY BILLS 1.1%
0.103% due 07/19/2011 - 09/20/2011 (b)	JPY	2,320,000	28,814

U.S. TREASURY BILLS 0.3%
0.117% due 07/14/2011 - 09/15/2011 (b)(d)(e)		$7,141	7,140

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 27.9%
		70,914,130	710,489

Total Short-Term Instruments (Cost $830,238)			830,887

Total Investments 99.8% (Cost $2,482,086)			$2,543,772
Written Options (g) (0.1%) (Premiums $4,292)			(2,836)
Other Assets and Liabilities (Net) 0.3%			8,965

Net Assets 100.0%			$2,549,901

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $2,013 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $5,055 and cash of $5,539 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	370	$144
90-Day Eurodollar December Futures	Long	12/2012	2,200	(103)
90-Day Eurodollar December Futures	Long	12/2013	36	(18)
90-Day Eurodollar June Futures	Long	06/2012	4,426	2,283
90-Day Eurodollar June Futures	Long	06/2013	88	(58)
90-Day Eurodollar June Futures	Long	06/2014	13	(6)
90-Day Eurodollar March Futures	Long	03/2012	2,435	2,516
90-Day Eurodollar March Futures	Long	03/2013	2,297	(333)
90-Day Eurodollar March Futures	Long	03/2014	63	(35)
90-Day Eurodollar September Futures	Long	09/2011	93	14
90-Day Eurodollar September Futures	Long	09/2012	3,016	88
90-Day Eurodollar September Futures	Long	09/2013	74	(36)
U.S. Treasury 5-Year Note September Futures	Long	09/2011	2,700	(657)

				$3,799

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	$25,000	$44	$(310)	$354
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%	20,000	(33)	(77)	44
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%	1,000	1	(16)	17
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%	3,400	9	(39)	48
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	1,200	2	(12)	14
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	200	0	(2)	2
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	500	1	(5)	6
China Government International Bond	RBS	1.000%	03/20/2015	0.654%	10,000	130	138	(8)
China Government International Bond	UBS	1.000%	03/20/2015	0.654%	25,000	323	355	(32)
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%	4,000	23	(30)	53
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2014	0.696%	30,000	321	(1,100)	1,421
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	3,900	28	2	26
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%	3,000	17	(24)	41
Emirate of Abu Dhabi Government Bond	UBS	1.000%	12/20/2014	0.696%	10,000	108	(366)	474
France Government Bond	CITI	0.250%	12/20/2015	0.700%	3,900	(75)	(101)	26
France Government Bond	GSC	0.250%	12/20/2015	0.700%	7,700	(149)	(206)	57
Gazprom Via Gaz Capital S.A.	MSC	0.860%	11/20/2011	0.732%	5,700	9	0	9
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	0.606%	12,100	229	0	229
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	0.668%	15,000	184	0	184
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.339%	3,400	41	159	(118)

General Electric Capital Corp.	RBS	1.270%	06/20/2013	0.668%		10,000	123	0	123
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%		3,300	(50)	(55)	5
Indonesia Government International Bond	BNP	1.000%	06/20/2021	1.820%		2,600	(172)	(180)	8
Indonesia Government International Bond	CSFB	1.000%	03/20/2016	1.274%		1,200	(14)	(27)	13
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%		1,500	(99)	(101)	2
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%		1,300	(19)	(22)	3
Indonesia Government International Bond	RBS	1.000%	03/20/2016	1.274%		1,200	(15)	(27)	12
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%		1,300	(86)	(89)	3
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		400	4	6	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		700	5	6	(1)
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%		5,000	21	(38)	59
Qatar Government International Bond	MSC	1.000%	03/20/2016	0.913%		3,000	12	(25)	37
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		1,800	(52)	(59)	7
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		10,400	(300)	(360)	60
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		14,600	(969)	(964)	(5)
Spain Government International Bond	CITI	1.000%	03/20/2016	2.571%		3,000	(199)	(181)	(18)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		300	(20)	(20)	0
Spain Government International Bond	MSC	1.000%	03/20/2016	2.571%		2,400	(159)	(145)	(14)
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.484%	EUR	4,900	(74)	(70)	(4)
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%		$2,000	41	13	28
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		900	18	17	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		1,800	37	9	28
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		200	4	3	1
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.534%		50,000	1,029	750	279
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		2,200	44	38	6

							$323	$(3,155)	$3,478

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$1,100	$126	$117	$9
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	600	68	79	(11)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	45,800	5,242	5,885	(643)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	600	69	68	1
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	1,200	137	134	3
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	900	110	112	(2)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,100	136	144	(8)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	25	25	0
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	5,700	702	744	(42)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	500	61	65	(4)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	200	27	27	0
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	14	14	0
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	13,800	245	(8)	253
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	5,970	19	0	19
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,348	5	0	5
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,635	136	0	136
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	82	0	82
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	579	7	0	7
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	15	0	15
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,025	16	0	16
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	81,900	331	10	321
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	33,000	133	0	133

					$7,724	$7,416	$308

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,600	$(30)	$(47)	$17
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,100	25	7	18
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,800	29	10	19
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		3,500	32	16	16
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		6,300	22	0	22
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		3,800	15	0	15
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	141	(2)	143
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	141	(2)	143
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	40	2	38
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		105,800	373	(3)	376
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		1,000	2	(1)	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		13,100	53	3	50
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		6,600	27	2	25
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		55,000	181	0	181
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,800	12	4	8
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,600	22	11	11
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,000	84	32	52
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		8,900	80	34	46
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,800	9	0	9
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		4,000	26	(1)	27
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,000	16	6	10
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		900	11	6	5
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		114,000	1,664	946	718

							$2,975	$1,023	$1,952

(g)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	445	$93	$(99)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	285	92	(61)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	340	269	(257)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	75	(8)

				$529	$(425)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$29,200	$60	$(23)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,000	193	(121)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,800	19	(15)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	93,400	808	(492)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,400	66	(29)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	35,600	341	(136)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,200	244	(85)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	31,100	323	(155)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,000	131	(46)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	25,700	270	(98)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	25,000	245	(124)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	43,400	348	(166)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	12,600	66	(76)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	12,600	66	(27)

							$3,180	$(1,593)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	$2,000	$9	$(2)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$14,700	$78	$(95)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	13,600	69	(88)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	25,600	283	(415)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	13,300	144	(218)

					$574	$(816)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(h)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2041	$2,000	$2,130	$(2,125)
Fannie Mae	5.500%	08/01/2041	2,200	2,381	(2,374)

				$4,511	$(4,499)

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	64,767	08/2011	BCLY	$0	$(725)	$(725)
Buy		64,767	08/2011	RBS	1,044	0	1,044
Buy		64,602	09/2011	BCLY	706	0	706
Buy		186	09/2011	BOA	18	0	18
Buy		186	09/2011	MSC	18	0	18
Sell	CAD	1,267	09/2011	BNP	0	(24)	(24)
Sell		2,136	09/2011	CITI	0	(52)	(52)
Buy		8,999	09/2011	DUB	178	0	178
Buy		3,675	09/2011	RBC	77	0	77
Sell		1,476	09/2011	RBC	0	(35)	(35)
Sell		195	09/2011	RBS	0	(2)	(2)
Buy	CNY	1,881	11/2011	BCLY	0	(1)	(1)
Buy		11,313	11/2011	CITI	15	0	15
Buy		7,009	11/2011	JPM	0	(2)	(2)
Buy		6,426	02/2012	HSBC	1	0	1
Buy		3,202	06/2012	CITI	1	0	1
Buy		4,479	06/2012	HSBC	1	0	1
Buy		3,199	06/2012	JPM	1	0	1
Buy		3,206	06/2012	RBS	2	0	2
Buy		41,312	02/2013	CITI	23	(2)	21
Buy		3,786	02/2013	GSC	0	(1)	(1)
Buy		30,000	02/2013	HSBC	17	0	17
Sell	EUR	2,000	07/2011	BCLY	0	(70)	(70)
Sell		2,271	07/2011	BNP	0	(56)	(56)
Buy		2,825	07/2011	CITI	55	0	55
Sell		4,969	07/2011	CITI	0	(98)	(98)
Sell		10,655	07/2011	CSFB	0	(95)	(95)
Sell		2,264	07/2011	DUB	23	0	23
Sell		13,396	07/2011	HSBC	2	(207)	(205)
Sell		7,776	07/2011	JPM	0	(89)	(89)
Sell		5,772	07/2011	RBS	0	(45)	(45)
Sell		2,000	07/2011	UBS	14	0	14
Buy	GBP	70	09/2011	CITI	0	(2)	(2)
Sell		7,442	09/2011	UBS	286	0	286
Buy	IDR	11,383,000	07/2011	CITI	80	0	80
Buy		2,318,400	07/2011	HSBC	21	0	21
Sell		30,097,300	07/2011	HSBC	0	(28)	(28)
Buy		16,395,900	07/2011	JPM	65	0	65
Buy		11,518,000	10/2011	DUB	86	0	86
Buy		24,314,375	10/2011	RBS	170	0	170
Buy		15,000,000	01/2012	CITI	50	0	50
Buy		28,274,893	01/2012	JPM	47	0	47
Buy		30,097,300	07/2012	HSBC	33	0	33
Buy	INR	362,640	08/2011	CITI	233	0	233
Buy		78,175	11/2011	BCLY	20	0	20
Sell	JPY	297,163	07/2011	BCLY	0	(139)	(139)
Buy		530,000	07/2011	BNP	0	(27)	(27)
Sell		258,000	07/2011	BOA	0	(89)	(89)
Buy		182,444	07/2011	CITI	53	(4)	49
Sell		64,000	07/2011	CITI	0	(21)	(21)
Sell		258,000	07/2011	CSFB	0	(88)	(88)
Buy		212,000	07/2011	HSBC	0	(11)	(11)
Sell		57,056	07/2011	JPM	0	(28)	(28)

Buy		619,908	07/2011	RBC	45	0	45
Buy		389,883	07/2011	RBS	0	(17)	(17)
Buy		1,199,940	08/2011	CITI	0	(58)	(58)
Sell		330,000	08/2011	CITI	15	0	15
Sell		730,000	08/2011	DUB	0	(34)	(34)
Sell		490,000	08/2011	JPM	0	(104)	(104)
Buy		1,929,837	08/2011	RBS	0	(117)	(117)
Sell		4,550,000	08/2011	RBS	0	(638)	(638)
Sell		400,000	09/2011	CITI	5	0	5
Buy	KRW	12,764,240	08/2011	CITI	222	0	222
Buy		293,098	08/2011	GSC	14	0	14
Buy		13,000,000	08/2011	JPM	345	0	345
Buy		199,960	08/2011	MSC	9	0	9
Buy		251,000	08/2011	RBS	10	0	10
Buy	MXN	303,256	07/2011	CITI	1,232	0	1,232
Buy		4,947	07/2011	DUB	22	0	22
Buy		58,645	07/2011	HSBC	208	0	208
Buy		9,792	07/2011	MSC	36	0	36
Sell		381,536	07/2011	MSC	0	(145)	(145)
Buy		4,895	07/2011	UBS	18	0	18
Buy		23,872	11/2011	HSBC	13	0	13
Buy		389,897	11/2011	MSC	173	0	173
Buy		9,549	11/2011	UBS	5	0	5
Buy	MYR	3,300	08/2011	BCLY	26	0	26
Buy		6,530	08/2011	CITI	49	0	49
Buy		1,912	08/2011	HSBC	13	0	13
Buy		1,100	08/2011	JPM	8	0	8
Buy	PHP	30,087	11/2011	BCLY	14	0	14
Buy		90,723	11/2011	CITI	22	(3)	19
Buy		11,012	11/2011	DUB	3	0	3
Buy		13,176	11/2011	GSC	3	0	3
Buy		35,061	11/2011	JPM	9	(3)	6
Buy		74,100	03/2012	CITI	0	(7)	(7)
Buy		18,000	03/2012	HSBC	0	(1)	(1)
Buy		265,550	03/2012	JPM	2	(13)	(11)
Buy		19,561	03/2012	MSC	0	0	0
Buy	RUB	20,279	07/2011	BCLY	16	0	16
Sell		20,279	07/2011	BCLY	2	0	2
Buy		20,279	07/2011	CITI	0	(2)	(2)
Sell		20,279	07/2011	CITI	11	0	11
Buy	SGD	700	09/2011	BCLY	22	0	22
Buy		1,300	09/2011	CITI	42	0	42
Buy		4,800	09/2011	DUB	42	0	42
Buy		2,000	09/2011	GSC	4	0	4
Buy		4,259	09/2011	JPM	68	0	68
Buy		3,500	09/2011	RBS	66	0	66
Buy		1,500	09/2011	UBS	0	0	0
Buy		1,268	12/2011	CITI	27	0	27
Buy	TRY	10,865	07/2011	HSBC	0	(210)	(210)
Sell		13,030	07/2011	HSBC	0	(102)	(102)
Buy		2,165	07/2011	JPM	0	(72)	(72)
Buy		13,030	10/2011	HSBC	102	0	102
Buy	TWD	40,264	01/2012	BCLY	16	0	16
Sell	ZAR	671	07/2011	BCLY	1	0	1
Buy		696	07/2011	CITI	3	0	3
Sell		672	07/2011	CSFB	1	0	1
Buy		2,090	07/2011	HSBC	8	0	8
Sell		52,583	07/2011	HSBC	0	(176)	(176)
Buy		47,627	07/2011	JPM	58	0	58

Buy	4,184	07/2011	MSC	4	0	4
Sell	672	07/2011	MSC	1	0	1
Buy	2,281	09/2011	BCLY	34	0	34
Buy	1,520	09/2011	MSC	22	0	22
Buy	760	09/2011	UBS	12	0	12
Buy	52,583	10/2011	HSBC	174	0	174

				$6,597	$(3,643)	$2,954

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$2,403	$0	$2,403
Corporate Bonds & Notes
Banking & Finance	0	828,448	0	828,448
Industrials	0	200,497	292	200,789
Utilities	0	95,220	0	95,220
Convertible Bonds & Notes
Industrials	0	11,041	0	11,041
Municipal Bonds & Notes
California	0	624	0	624
Illinois	0	5,740	0	5,740
New Jersey	0	9,292	0	9,292
New York	0	342	0	342
Virginia	0	245	0	245
U.S. Government Agencies	0	211,275	0	211,275
U.S. Treasury Obligations	0	3,196	0	3,196
Mortgage-Backed Securities	0	128,851	0	128,851
Asset-Backed Securities	0	43,669	6,339	50,008
Sovereign Issues	0	121,896	0	121,896
Convertible Preferred Securities
Banking & Finance	17,816	0	0	17,816
Industrials	0	3	0	3
Preferred Securities
Banking & Finance	0	18,785	6,911	25,696
Short-Term Instruments
Certificates of Deposit	0	44,479	0	44,479
Commercial Paper	0	18,667	0	18,667
Repurchase Agreements	0	7,448	0	7,448
Short-Term Notes	0	13,850	0	13,850
Japan Treasury Bills	0	28,814	0	28,814
U.S. Treasury Bills	0	7,140	0	7,140
PIMCO Short-Term Floating NAV Portfolio	710,489	0	0	710,489
	$728,305	$1,801,925	$13,542	$2,543,772
Short Sales, at value	$0	$(4,499)	$0	$(4,499)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,698	0	4,698
Foreign Exchange Contracts	0	6,597	0	6,597
Interest Rate Contracts	5,045	1,952	0	6,997
	$5,045	$13,247	$0	$18,292

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(914)	0	(914)
Foreign Exchange Contracts	0	(3,643)	0	(3,643)
Interest Rate Contracts	(1,246)	(2,018)	(816)	(4,080)

	$(1,246)	$(6,575)	$(816)	$(8,637)

Totals	$732,104	$1,804,098	$12,726	$2,548,928

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,522	$0	$(3,572)	$0	$796	$(746)	$0	$0	$0	$0
Industrials	301	0	(4)	(1)	0	(4)	0	0	292	(4)
Asset-Backed Securities	6,326	0	0	10	0	3	0	0	6,339	3
Sovereign Issues	5,372	0	0	0	0	107	0	(5,479)	0	0
Preferred Securities
Banking & Finance	6,927	0	0	0	0	(16)	0	0	6,911	(16)

	$22,448	$0	$(3,576)	$9	$796	$(656)	$0	$(5,479)	$13,542	$(17)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(924)	$0	$0	$0	$0	$108	$0	$0	$(816)	$108

Totals	$21,524	$0	$(3,576)	$9	$796	$(548)	$0	$(5,479)	$12,726	$91

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.3%
CERTIFICATES OF DEPOSIT 1.9%
Rabobank Nederland NV
0.290% due 08/08/2011	$4,500	$4,500
Standard Chartered Bank
0.010% due 08/11/2011	4,000	4,000

		8,500

FINANCIAL COMPANY COMMERCIAL PAPER 3.8%
BPCE S.A.
0.304% due 07/18/2011	4,000	3,999
Citigroup Funding, Inc.
0.193% due 07/05/2011	4,000	4,000
Danske Corp.
0.160% due 07/05/2011	4,500	4,500
Societe Generale
0.406% due 11/03/2011	4,000	3,995
Verizon Communications, Inc.
0.230% due 07/01/2011	250	250

		16,744

GOVERNMENT AGENCY DEBT 29.6%
American Express Bank FSB
3.150% due 12/09/2011 (a)	13,484	13,652
Citigroup, Inc.
2.875% due 12/09/2011 (a)	8,127	8,218
Fannie Mae
0.090% due 10/07/2011 (b)	30	30
Federal Home Loan Bank
0.091% due 07/25/2011 (b)	27,000	26,999
0.154% due 10/27/2011 (b)	10,000	9,999
Freddie Mac
0.095% due 10/04/2011 (b)	350	350
0.095% due 10/12/2011 (b)	3,000	2,999
General Electric Capital Corp.
3.000% due 12/09/2011 (a)	9,417	9,527
HSBC USA, Inc.
3.125% due 12/16/2011 (a)	1,500	1,519
JPMorgan Chase & Co.
3.125% due 12/01/2011 (a)	6,000	6,072
M&I Marshall & Ilsley Bank
3.875% due 08/19/2011 (b)	4,400	4,421
Morgan Stanley
2.000% due 09/22/2011 (a)	1,000	1,004
3.250% due 12/01/2011 (a)	9,200	9,314
Regions Bank
3.250% due 12/09/2011 (a)	18,493	18,737
Straight-A Funding LLC
0.160% due 08/23/2011 (b)	3,800	3,799
0.170% due 08/08/2011 (b)	4,400	4,399
SunTrust Bank
3.000% due 11/16/2011 (a)	9,000	9,089

		130,128

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 7.4%
BNP Paribas Securities Corp.
0.060% due 07/01/2011	20,000	20,000
(Dated 06/30/2011. Collateralized by Fannie Mae 4.500% - 5.000% due 06/01/2035 - 06/01/2041 valued at $20,763. Repurchase proceeds are $20,001.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011	12,500	12,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $12,778. Repurchase proceeds are $12,500.)

		32,500

OTHER COMMERCIAL PAPER 1.4%
BP Capital Markets PLC
0.890% due 11/07/2011	2,000	1,994
Caisse d’Amortissement De La Dette Sociale
0.193% due 08/05/2011	4,000	3,999

		5,993

OTHER NOTES 4.5%
AT&T Mobility LLC
6.500% due 12/15/2011	3,000	3,082
Bank of America Corp.
5.375% due 08/15/2011	300	302
Bear Stearns Cos. LLC
0.444% due 11/28/2011	1,300	1,300
Goldman Sachs Group, Inc.
0.450% due 02/06/2012	580	580
HSBC Finance Corp.
6.375% due 10/15/2011	3,000	3,050
Metropolitan Life Global Funding I
0.683% due 07/13/2011	1,500	1,500
5.125% due 11/09/2011	2,328	2,366
Svenska Handelsbanken AB
0.503% due 07/01/2011	7,800	7,800

		19,980

TREASURY REPURCHASE AGREEMENTS 51.7%
Banc of America Securities LLC
0.010% due 07/01/2011	66,300	66,300
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 4.500% - 4.750% due 05/15/2014 - 05/15/2038 valued at $68,007. Repurchase proceeds are $66,302.)
Barclays Capital, Inc.
0.010% due 07/01/2011	17,800	17,800
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% - 1.875% due 7/15/2015-01/15/2028 valued at $18,108. Repurchase proceeds are $17,800.)
Citigroup Global Markets, Inc.
0.030% due 07/01/2011	8,000	8,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $8,170. Repurchase proceeds are $8,000.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	66,300	66,300
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $67,845. Repurchase proceeds are $66,302.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	28,400	28,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $28,995. Repurchase proceeds are $28,401.)
RBS Securities, Inc.
0.030% due 07/01/2011	20,000	20,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $20,352. Repurchase proceeds are $20,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	684	684
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $699. Repurchase proceeds are $684.)
TD Securities (USA) LLC
0.020% due 07/01/2011	20,000	20,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2011 valued at $20,834. Repurchase proceeds are $20,001.)

		227,484

Total Short-Term Instruments (Cost $441,329)		441,329

Total Investments 100.3% (Cost $441,329)		$441,329
Other Assets and Liabilities (Net) (0.3%)		(1,391)

Net Assets 100.0%		$439,938

Notes to Schedule of Investments (amounts in thousands*):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(b)	U.S. Government Guaranteed Note.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Short-Term Instruments
Certificates of Deposit	$0	$8,500	$0	$8,500
Financial Company Commercial Paper	0	16,744	0	16,744
Government Agency Debt	0	130,128	0	130,128
Government Agency Repurchase Agreements	0	32,500	0	32,500
Other Commercial Paper	0	5,993	0	5,993
Other Notes	0	19,980	0	19,980
Treasury Repurchase Agreements	0	227,484	0	227,484
	$0	$441,329	$0	$441,329

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 130.6%
Fannie Mae
0.000% due 07/25/2022 (c)	$29	$25
0.246% due 12/25/2036	4,926	4,863
0.306% due 03/25/2034	960	951
0.336% due 08/25/2034 - 10/25/2035	10,858	10,624
0.426% due 06/25/2033	115	110
0.446% due 06/25/2032	323	326
0.486% due 03/25/2018	513	513
0.526% due 11/25/2032	197	189
0.536% due 11/25/2032	26	26
0.586% due 04/18/2028	4	5
0.636% due 05/25/2023	698	701
0.686% due 03/25/2017 - 07/25/2034	1,803	1,806
0.696% due 10/25/2031	125	125
0.869% due 02/25/2024	490	495
1.000% due 02/17/2026	8,000	7,999
1.186% due 04/25/2032	464	473
1.219% due 04/25/2023	2	2
1.356% due 05/01/2033	437	446
1.495% due 08/01/2042 - 10/01/2044	3,455	3,469
1.824% due 08/01/2027	726	754
1.875% due 03/01/2032	86	89
2.020% due 01/01/2035	509	535
2.035% due 03/01/2035	18	19
2.037% due 01/01/2035	164	172
2.040% due 02/01/2035	91	95
2.041% due 01/01/2035	108	113
2.050% due 05/01/2035	95	100
2.051% due 05/01/2035	591	621
2.054% due 01/01/2035	166	174
2.108% due 02/01/2035 - 03/01/2035	306	317
2.110% due 04/01/2035	625	648
2.137% due 12/01/2034	15	15
2.138% due 12/01/2034	143	148
2.147% due 01/01/2035	91	94
2.199% due 12/01/2034	734	762
2.218% due 03/01/2035	48	50
2.255% due 11/01/2035	207	212
2.296% due 11/01/2034	47	49
2.340% due 02/01/2035	61	64
2.374% due 04/01/2033	231	242
2.375% due 03/01/2027	90	93
2.378% due 02/01/2035	127	133
2.385% due 10/01/2028 - 02/01/2035	141	148
2.400% due 12/01/2035	590	617
2.490% due 10/01/2035	42	43
2.496% due 05/01/2035	296	312
2.497% due 06/01/2030	13	14
2.534% due 05/25/2035	396	413
2.536% due 07/01/2035	230	241
2.538% due 07/01/2035	104	110
2.585% due 02/01/2035	112	118
2.611% due 08/01/2036	1,366	1,440
2.623% due 09/01/2034	718	742
2.645% due 10/01/2035	133	140
2.717% due 07/01/2035	145	152
2.755% due 10/01/2032	268	270
2.879% due 09/01/2035	662	695
3.500% due 09/01/2025 - 02/01/2041	16,788	16,557
3.570% due 02/01/2036	343	347
4.000% due 11/01/2013 - 08/01/2041	149,589	150,583
4.289% due 05/01/2023	13	13
4.500% due 08/01/2020 - 08/01/2041	72,887	75,887
5.000% due 01/01/2019 - 08/01/2041	33,519	35,872
5.075% due 11/01/2018	1	1
5.332% due 11/01/2035	405	436
5.337% due 11/01/2035	426	459
5.500% due 08/01/2024 - 08/01/2041	32,255	34,925
5.990% due 08/01/2017	1,100	1,192
6.000% due 07/01/2017 - 09/01/2038	26,737	29,511
6.500% due 06/01/2021 - 07/01/2041	10,832	12,261
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	3	3
7.750% due 08/25/2022	6	6
8.200% due 04/25/2025	5	6
Federal Housing Administration
7.430% due 06/01/2019	218	217
Freddie Mac
0.337% due 08/15/2019	1,233	1,232
0.487% due 04/15/2017	19	19
0.587% due 06/15/2032 - 12/15/2032	467	468
0.637% due 12/15/2031	269	270
0.687% due 09/15/2030	28	28
1.088% due 02/15/2021	457	457
1.484% due 10/25/2044	2,173	2,183
1.495% due 02/25/2045	538	532
2.379% due 02/01/2035	23	24
2.477% due 01/01/2035	116	122
2.489% due 01/01/2034	45	47
2.500% due 02/01/2035 - 04/01/2035	399	418
2.505% due 11/01/2031	65	68
2.524% due 02/01/2028	159	160
2.544% due 07/01/2030	8	8
2.578% due 10/01/2036	832	878
2.606% due 01/01/2035	2,106	2,221
2.650% due 03/01/2035	43	45
2.661% due 02/01/2035	67	71
2.677% due 05/01/2032	35	35
2.719% due 02/01/2018	37	39
2.726% due 06/01/2035	80	84
2.748% due 03/01/2034	796	836
2.772% due 09/01/2035	469	494
3.001% due 09/01/2035	2,490	2,602
3.140% due 08/01/2036	91	96
3.500% due 12/15/2022	1	1
4.000% due 07/01/2039 - 07/01/2041	18,669	18,650
4.500% due 03/15/2021 - 08/01/2041	33,001	33,976
4.642% due 11/01/2028	4	4
4.655% due 08/01/2025	4	4
4.684% due 03/01/2035	171	179
5.000% due 10/01/2029 - 07/01/2041	21,760	23,104
5.160% due 05/01/2035	326	345
5.500% due 12/01/2017 - 07/01/2041	31,395	33,971
6.000% due 01/01/2038 - 07/01/2041	15,992	17,598
6.500% due 12/15/2023 - 05/15/2028	950	1,075
8.000% due 06/15/2026	15	18
Ginnie Mae
0.386% due 02/16/2032 - 07/16/2032	264	263
0.436% due 08/16/2032	1,089	1,089
0.736% due 04/16/2032	239	240
2.375% due 02/20/2017 - 03/20/2027	7	7
2.500% due 12/20/2021	7	7
2.625% due 07/20/2022 - 08/20/2026	34	35
3.375% due 06/20/2017	14	15
3.500% due 02/20/2018 - 07/01/2041	6,856	6,649
4.000% due 03/20/2016 - 08/01/2041	30,043	30,562
4.500% due 08/20/2033 - 07/01/2041	20,142	21,301
5.000% due 08/01/2041	15,000	16,209
5.500% due 02/15/2038 - 07/01/2041	11,570	12,734
6.000% due 02/15/2032 - 07/01/2041	9,389	10,482
6.500% due 07/15/2024 - 08/15/2038	1,981	2,261
7.500% due 08/15/2027	2	2

Total U.S. Government Agencies (Cost $640,458)		646,598

MORTGAGE-BACKED SECURITIES 14.4%
American Home Mortgage Assets
0.476% due 08/25/2037	2,000	292
American Home Mortgage Investment Trust
0.426% due 05/25/2047	335	48
Banc of America Funding Corp.
0.476% due 05/20/2035	171	100
5.775% due 01/20/2047	1,268	847
Banktrust Mortgage Trust
5.700% due 12/01/2023	31	29
Bear Stearns Alt-A Trust
0.406% due 12/25/2046 (a)	99	5
4.189% due 08/25/2036 (a)	5,772	1,352
5.142% due 11/25/2036	2,289	1,433
CBA Commercial Small Balance Commercial Mortgage
0.466% due 12/25/2036	606	475
CC Mortgage Funding Corp.
0.316% due 05/25/2048	1,735	738
0.466% due 01/25/2035	103	77
Citigroup Mortgage Loan Trust, Inc.
0.986% due 08/25/2035	1,175	905
Commercial Mortgage Pass-Through Certificates
0.410% due 02/05/2019	2,000	1,974
Countrywide Alternative Loan Trust
0.386% due 07/20/2046	260	110
0.396% due 05/25/2035	988	619
0.416% due 08/25/2046	232	47
0.436% due 09/25/2046	450	76
0.436% due 10/25/2046	251	92
0.446% due 07/25/2046	450	71
0.456% due 05/25/2036	241	61
0.466% due 09/20/2046	450	64
0.526% due 10/25/2046	450	28
0.536% due 06/25/2037	388	54
0.556% due 11/25/2035	85	19
0.606% due 12/25/2035	134	45

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 02/25/2035	29	20
0.476% due 04/25/2035	593	383
0.486% due 04/25/2046	276	54
0.506% due 03/25/2035	467	311
0.526% due 03/25/2036	151	62
0.536% due 02/25/2036	154	50
0.646% due 09/25/2034	544	163
3.206% due 04/25/2035	1,189	726
4.840% due 02/25/2047	3,426	2,142
5.023% due 03/25/2037	3,362	1,614
Greenpoint Mortgage Funding Trust
0.386% due 10/25/2046	423	108
0.386% due 12/25/2046 (a)	437	74
0.416% due 06/25/2045	487	299
0.456% due 04/25/2036	240	42
0.506% due 09/25/2046 (a)	434	57
0.526% due 10/25/2046	428	65
GSR Mortgage Loan Trust
0.446% due 08/25/2046	319	98
Harborview Mortgage Loan Trust
0.436% due 09/19/2046	204	42
Homebanc Mortgage Trust
0.366% due 12/25/2036	432	302
Indymac Index Mortgage Loan Trust
0.386% due 11/25/2046	420	118
0.436% due 02/25/2037	450	116
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	5,022	4,112
JPMorgan Chase Commercial Mortgage Securities Corp.
0.562% due 07/15/2019	9,469	8,993
2.383% due 06/15/2043 (b)	21,980	1,823
4.388% due 02/16/2046	2,000	2,034
MASTR Adjustable Rate Mortgages Trust
0.486% due 05/25/2047	450	141
0.526% due 05/25/2047	450	65
MASTR Alternative Loans Trust
0.586% due 03/25/2036	1,565	515
Mellon Residential Funding Corp.
0.887% due 11/15/2031	349	323
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	6	6
Mortgage Equity Conversion Asset Trust
0.640% due 01/25/2042	2,512	2,399
0.680% due 10/25/2041	2,096	2,005
0.730% due 02/25/2042	396	377
0.760% due 05/25/2042	11,649	11,144
Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035	403	378
Prime Mortgage Trust
5.000% due 02/25/2019	122	125
RBSSP Resecuritization Trust
0.686% due 11/21/2035	6,745	6,626
Residential Accredit Loans, Inc.
0.386% due 12/25/2046	450	105
0.416% due 05/25/2037	324	83
0.456% due 05/25/2046 (a)	439	87
3.343% due 08/25/2035 (a)	265	131
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	360	387
RiverView HECM Trust
0.246% due 07/25/2047	443	420
Sequoia Mortgage Trust
0.536% due 10/19/2026	248	222
0.946% due 10/20/2027	62	56
Structured Adjustable Rate Mortgage Loan Trust
2.886% due 09/25/2035	3,988	2,997
Structured Asset Mortgage Investments, Inc.
0.486% due 08/25/2036	450	134
0.846% due 09/19/2032	108	95
Structured Asset Securities Corp.
0.686% due 12/25/2033	914	874
Thornburg Mortgage Securities Trust
0.314% due 07/25/2036	1,024	1,008
6.158% due 09/25/2037	340	332
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	1,529	1,475
WaMu Mortgage Pass-Through Certificates
0.406% due 07/25/2046	176	15
0.688% due 07/25/2044	374	212
0.886% due 12/25/2045	377	67
1.278% due 02/25/2046	1,000	756
2.255% due 03/25/2033	964	926
2.859% due 10/25/2046	4,948	3,622
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.436% due 07/25/2046	104	22
1.048% due 04/25/2047	321	93

Total Mortgage-Backed Securities (Cost $80,174)		71,592

ASSET-BACKED SECURITIES 3.0%
Amortizing Residential Collateral Trust
0.766% due 07/25/2032	25	23
0.886% due 10/25/2031	17	14
Amresco Residential Securities Mortgage Loan Trust
0.681% due 06/25/2028	291	222
0.741% due 06/25/2027	188	175
0.741% due 09/25/2027	484	398
0.816% due 09/25/2028	695	576
Argent Securities, Inc.
1.036% due 11/25/2034	1,278	894
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012	200	200
Centex Home Equity
0.486% due 01/25/2032	28	24
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033	90	77
Conseco Finance
1.687% due 05/15/2032	750	550
Countrywide Asset-Backed Certificates
0.526% due 06/25/2033	525	474
EMC Mortgage Loan Trust
0.936% due 08/25/2040	184	131
GSAA Trust
0.486% due 03/25/2037	579	306
0.486% due 05/25/2047	1,896	1,211
Home Equity Asset Trust
0.786% due 11/25/2032	3	2
Lehman XS Trust
0.416% due 06/25/2046 (a)	99	7
0.506% due 11/25/2046	450	57
Morgan Stanley Mortgage Loan Trust
0.416% due 02/25/2037	158	71
0.546% due 04/25/2037	1,276	553
Renaissance Home Equity Loan Trust
0.946% due 12/25/2032	54	39
Residential Asset Mortgage Products, Inc.
0.586% due 06/25/2047	700	326
Salomon Brothers Mortgage Securities VII, Inc.
1.161% due 10/25/2028	482	446
SLM Student Loan Trust
1.774% due 04/25/2023	7,562	7,815
Specialty Underwriting & Residential Finance
0.866% due 01/25/2034	35	28
Structured Asset Securities Corp.
0.476% due 01/25/2033	31	29
United National Home Loan Owner Trust
7.410% due 03/25/2025	254	243

Total Asset-Backed Securities (Cost $15,132)		14,891

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 07/01/2011	2,850	2,850

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 08/11/2011 valued at $2,910. Repurchase proceeds are $2,850.)
U.S. TREASURY BILLS 1.4%
0.155% due 08/11/2011 (e)	6,975	6,974

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.1%
	1,543,650	15,466

Total Short-Term Instruments (Cost $25,290)		25,290

Total Investments 153.1% (Cost $761,054)		$758,371
Other Assets and Liabilities (Net) (53.1%)		(263,160)

Net Assets 100.0%		$495,211

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Principal only security.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $6,974 have been pledged as collateral for futures contracts on June 30, 2011. On June 30, 2011, there were no open futures contracts.

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$97	$0	$97

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.06-1 Index	JPM	(0.540%	)	07/25/2045	$3,539	$2,843	$460	$2,383
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	9,000	511	967	(456)
CMBX.NA.AAA.4 Index	MSC	(0.350%	)	02/17/2051	3,000	171	191	(20)

						$3,525	$1,618	$1,907

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,928	$900	$1,028

(g)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2026	$2,000	$2,039	$(2,036)
Fannie Mae	3.500%	07/01/2041	1,000	968	(955)
Fannie Mae	4.000%	07/01/2041	72,000	72,596	(71,955)
Fannie Mae	4.500%	08/01/2041	24,000	24,766	(24,750)
Fannie Mae	5.000%	07/01/2026	6,000	6,429	(6,431)
Fannie Mae	5.000%	08/01/2041	10,000	10,624	(10,594)
Fannie Mae	6.000%	07/01/2026	3,000	3,268	(3,273)
Fannie Mae	6.000%	08/01/2041	6,000	6,601	(6,580)
Ginnie Mae	4.500%	07/01/2041	4,000	4,230	(4,221)
Ginnie Mae	4.500%	08/01/2041	9,000	9,490	(9,467)
Ginnie Mae	6.500%	07/01/2041	200	227	(228)

				$141,238	$(140,490)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
U.S. Government Agencies	$0	$646,381	$217	$646,598
Mortgage-Backed Securities	0	55,217	16,375	71,592
Asset-Backed Securities	0	14,891	0	14,891
Short-Term Instruments
Repurchase Agreements	0	2,850	0	2,850
U.S. Treasury Bills	0	6,974	0	6,974
PIMCO Short-Term Floating NAV Portfolio	15,466	0	0	15,466
	$15,466	$726,313	$16,592	$758,371
Short Sales, at value	$0	$(140,490)	$0	$(140,490)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,480	0	2,480
Interest Rate Contracts	0	0	1,028	1,028
	$0	$2,480	$1,028	$3,508

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(476)	$0	$(476)
Totals	$15,466	$587,827	$17,620	$620,913

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$223	$0	$(7)	$0	$0	$1	$0	$0	$217	$2
Mortgage-Backed Securities	16,469	0	(190)	8	12	76	0	0	16,375	79

	$16,692	$0	$(197)	$8	$12	$77	$0	$0	$16,592	$81
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$1,028	$0	$0	$0	$0	$0	$0	$0	$1,028	$0

Totals	$17,720	$0	$(197)	$8	$12	$77	$0	$0	$17,620	$81

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See accompanying notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
American International Group, Inc.
4.250% due 05/15/2013	$600	$617
4.950% due 03/20/2012	100	102
5.600% due 10/18/2016	100	105
8.175% due 05/15/2068	200	219
8.250% due 08/15/2018	900	1,034

Total Corporate Bonds & Notes (Cost $1,361)		2,077

MUNICIPAL BONDS & NOTES 94.4%
ALABAMA 2.2%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,333
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,037
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2013	600	589

		5,959

ALASKA 0.2%
Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	542

ARIZONA 0.7%
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	2,000	2,015

CALIFORNIA 15.8%
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,573
California State General Obligation Bonds, Series 2008
5.500% due 08/01/2025	3,500	3,734
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	7,384
California State General Obligation Notes, Series 2010
5.000% due 11/01/2020	1,000	1,118
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	8,091
5.625% due 07/01/2032	3,200	3,235
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,036
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,825
Capistrano, California Unified School District Special Tax Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/01/2017	500	525
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	606
Garden Grove, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 12/15/2015	35	39
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,589
0.000% due 08/01/2016	1,400	1,194
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	902
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	957
4.800% due 09/01/2017	875	883
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	430
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,073
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,626

		42,820

COLORADO 3.4%
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,434
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	896
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	15	16
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	5	5
6.750% due 04/01/2015	20	20
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,500	7,026

		9,397

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	440

FLORIDA 6.3%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,627
Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
2.612% due 10/01/2020	1,000	901
Florida State JEA Water & Sewer System Revenue Notes, Series 2010
5.000% due 10/01/2017	50	58
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	2,707
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	1,004
Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	746
Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	290	293
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	3,500	3,173
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	670	700

		17,209

GEORGIA 0.5%
Columbus, Georgia Medical Center Hospital Authority Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	750
Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC/IBC Insured), Series 1997
6.500% due 01/01/2012	40	41
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	560	598

		1,389

ILLINOIS 13.9%
Chicago, Illinois Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,182
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	626
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	700	583
0.000% due 12/01/2018	800	582
Chicago, Illinois Board of Education General Obligation Bonds, Series 2010
5.000% due 12/01/2020	500	529
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.530% due 01/01/2020	1,290	1,407
Chicago, Illinois Wastewater Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,258
Cook County, Illinois East Maine School District No. 63 General Obligation Notes, Series 2010
2.250% due 12/01/2013	110	111
Cook County, Illinois Northfield Township High School District No. 225 General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	131
0.000% due 12/01/2014	255	232
0.000% due 12/01/2015	1,885	1,651
Cook County, Illinois Northfield Township High School District No. 225 General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	124
Cook County, Illinois Ridgeland School District No. 122 General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,094
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	171

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,874
Illinois State Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	1,944
Illinois State Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	451
Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	2,025
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,114
5.000% due 06/15/2017	1,000	1,116
Illinois State Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	4,900	4,908
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	830
Lake County, Illinois Grayslake Community High School District No. 127 General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,446
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	3,400	2,284

		37,673

INDIANA 2.1%
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,690
Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	278
Indiana State Tri-Creek School Building Corp. Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,020
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	670	705
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	556
Mishawaka, Indiana School Building Corp. Revenue Bonds, (AGM Insured), Series 2006
4.250% due 01/15/2026	1,325	1,324

		5,573

KANSAS 0.5%
Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	525
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	533
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	380	430

		1,488

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	520	522

LOUISIANA 0.8%
Louisiana State St. Tammany Parish Revenue Notes, Series 2010
5.000% due 08/01/2016	615	697
5.000% due 08/01/2018	505	563
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	930	899

		2,159

MARYLAND 0.4%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,250	1,071

MASSACHUSETTS 0.3%
Dedham-Westwood, Massachusetts General Obligation Notes, Series 2010
2.000% due 09/01/2017	20	20
Massachusetts State Department of Transportation Revenue Notes, Series 2010
4.000% due 01/01/2017	65	69
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	20	20
Massachusetts State Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
7.423% due 01/01/2017	475	469
7.463% due 01/01/2016	250	250

		828

MICHIGAN 0.8%
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,014
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,090

		2,104

MINNESOTA 0.2%
Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	500	499

MISSOURI 2.1%
Lee’s Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	421
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,990
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,088
5.000% due 11/01/2015	540	569
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	107
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	166
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,255

		5,596

NEW HAMPSHIRE 0.8%
New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,085
5.000% due 07/01/2017	1,075	1,151

		2,236

NEW JERSEY 4.0%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	225	224
6.000% due 11/01/2028	2,500	2,212
6.500% due 04/01/2018	590	610
6.500% due 04/01/2031	500	490
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,542
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	695
5.000% due 06/01/2041	4,350	2,976

		10,749

NEW MEXICO 1.9%
New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	4,915	5,043

NEW YORK 11.8%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	3,000	2,918
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2017	215	243
5.000% due 08/15/2017	800	911
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,843
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,209
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.954% due 03/01/2020	3,900	3,123
4.004% due 03/01/2022	4,000	3,101
5.000% due 03/01/2031	4,145	3,874
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
4.014% due 03/01/2023	4,000	3,045
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,492
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,245	1,307

		32,066

NORTH CAROLINA 1.1%
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,025
North Carolina State Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,006
North Carolina State Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2017	30	34

		3,065

OHIO 2.9%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,500	2,616
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	338
5.875% due 06/01/2047	5,600	4,091
6.500% due 06/01/2047	600	477
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	156
Ohio State Higher Educational Facility Commission Revenue Notes, Series 2010
4.000% due 01/15/2013	150	155

		7,833

PENNSYLVANIA 1.7%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	776
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2018	500	564
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
4.000% due 10/01/2023	1,000	947
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	752
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	911
Wilkes-Barre, Pennsylvania Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2015	560	605

		4,555

RHODE ISLAND 0.8%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,042

SOUTH CAROLINA 1.0%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,562
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	276

		2,838

TENNESSEE 3.7%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	3,948
5.000% due 02/01/2024	1,400	1,378
5.000% due 02/01/2027	5,000	4,827

		10,153

TEXAS 9.4%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2002
5.650% due 02/15/2035	90	92
Godley, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,196
Houston, Texas Airport Systems Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.000% due 07/01/2025	3,000	2,985
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	994
Houston, Texas Higher Education Finance, Corp. Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	253
Houston, Texas Utility System Revenue Notes, Series 2010
5.000% due 11/15/2018	25	29
Houston, Texas Water & Sewer System Revenue Bonds, (AGM Insured), Series 2001
5.500% due 12/01/2017	1,000	1,017
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,043
North Texas State Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	936
San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2019	10	12
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,275	3,328
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,630
Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,021
Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	4,150	4,159
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	854
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,172
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,400	1,603
University of North Texas Revenue Notes, Series 2010
4.000% due 04/15/2020	50	54

		25,378

VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,413

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	660	660

WASHINGTON 2.4%
Washington State General Obligation Notes, Series 2009
5.000% due 08/01/2017	15	18
Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2019	15	18
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	863
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,249
Yakima County, Washington School District No. 208 General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,306

		6,454

WISCONSIN 1.6%
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	1,680	1,785
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	595
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	190	192
5.350% due 11/01/2022	730	736
Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,055	1,064

		4,372

Total Municipal Bonds & Notes (Cost $254,930)		256,141

MORTGAGE-BACKED SECURITIES 1.6%
Countrywide Alternative Loan Trust
1.778% due 11/25/2035	2,073	1,200
2.318% due 11/25/2035	2,247	1,303
Residential Accredit Loans, Inc.
0.336% due 02/25/2047	3,658	1,717

Total Mortgage-Backed Securities (Cost $5,160)		4,220

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS 2.3%
State Street Bank and Trust Co.
0.010% due 07/01/2011	6,323	6,323

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $6,450. Repurchase proceeds are $6,323.)
U.S. TREASURY BILLS 1.2%
0.178% due 07/14/2011 - 08/25/2011 (a)(b)	3,130	3,130

Total Short-Term Instruments (Cost $9,453)		9,453

Total Investments 100.2% (Cost $270,904)		$271,891
Other Assets and Liabilities (Net) (0.2%)		(539)

Net Assets 100.0%		$271,352

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $2,804 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$5,000	$(41)	$(100)	$59
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	3,900	(32)	(112)	80
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	2,400	(19)	(54)	35
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	3,300	(27)	(82)	55
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	3,800	(48)	(42)	(6)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	7,700	(98)	(110)	12
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	6,250	(79)	(56)	(23)

					$(344)	$(556)	$212

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.000%	$5,000	$(143)	$0	$(143)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	1.800%	5,000	(309)	0	(309)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	1.640%	5,000	(286)	0	(286)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	1.502%	5,000	(230)	0	(230)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.240%	5,000	(160)	0	(160)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	1.650%	5,000	(219)	0	(219)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	1.510%	5,000	(234)	0	(234)

						$(1,581)	$0	$(1,581)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI	$10,700	$(846)	$(181)	$(665)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC	3,400	(269)	54	(323)

						$(1,115)	$(127)	$(988)

(d)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,482	$1,603	0.59%

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,077	$0	$2,077
Municipal Bonds & Notes
Alabama	0	5,959	0	5,959
Alaska	0	542	0	542
Arizona	0	2,015	0	2,015
California	0	42,820	0	42,820
Colorado	0	9,397	0	9,397
District of Columbia	0	440	0	440
Florida	0	17,209	0	17,209
Georgia	0	1,389	0	1,389
Illinois	0	37,673	0	37,673
Indiana	0	5,573	0	5,573
Kansas	0	1,488	0	1,488
Kentucky	0	522	0	522
Louisiana	0	2,159	0	2,159
Maryland	0	1,071	0	1,071
Massachusetts	0	828	0	828
Michigan	0	2,104	0	2,104
Minnesota	0	499	0	499
Missouri	0	5,596	0	5,596
New Hampshire	0	2,236	0	2,236
New Jersey	0	10,749	0	10,749
New Mexico	0	5,043	0	5,043
New York	0	32,066	0	32,066
North Carolina	0	3,065	0	3,065
Ohio	0	7,833	0	7,833
Pennsylvania	0	4,555	0	4,555
Rhode Island	0	2,042	0	2,042
South Carolina	0	2,838	0	2,838
Tennessee	0	10,153	0	10,153
Texas	0	25,378	0	25,378
Virgin Islands	0	1,413	0	1,413
Virginia	0	660	0	660
Washington	0	6,454	0	6,454
Wisconsin	0	4,372	0	4,372
Mortgage-Backed Securities	0	4,220	0	4,220
Short-Term Instruments
Repurchase Agreements	0	6,323	0	6,323
U.S. Treasury Bills	0	3,130	0	3,130
	$0	$271,891	$0	$271,891

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$241	$0	$241

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(260)	(1,350)	(1,610)
Interest Rate Contracts	0	(988)	0	(988)

	$0	$(1,248)	$(1,350)	$(2,598)

Totals	$0	$270,884	$(1,350)	$269,534

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(1,783)	$0	$0	$0	$0	$433	$0	$0	$(1,350)	$433

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO MuniGO Fund (The fund was liquidated on July 29, 2011.)

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 95.2%
CALIFORNIA 27.2%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	$1,100	$1,260
California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	103
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	553
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	1,000	1,017
4.500% due 07/01/2024	500	504
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	467
Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	148
5.500% due 08/01/2019	150	177
New Haven, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	584
Orchard, California School District General Obligation Notes, (AGM Insured), Series 2010
0.000% due 08/01/2018	210	150
0.000% due 08/01/2019	230	153
0.000% due 08/01/2020	250	154
San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	272
San Rafael, California City High School District General Obligation Bonds, (AGM Insured), Series 2002
5.000% due 08/01/2027	325	329
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	216

		6,087

FLORIDA 7.5%
Florida State Board of Education General Obligation Bonds, Series 2005
5.000% due 01/01/2016	220	249
Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	560
Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	582
Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	250	290

		1,681

GEORGIA 5.7%
Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	681
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	500	587

		1,268

ILLINOIS 6.6%
Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	538
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	208
Chicago, Illinois Board of Education General Obligation Bonds, Series 2010
5.000% due 12/01/2020	500	529
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	105
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	107

		1,487

MASSACHUSETTS 7.6%
Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	630
Massachusetts State General Obligation Bonds, (NPFGC/IBC Insured), Series 2001
5.500% due 11/01/2019	150	182
Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	302
Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	500	587

		1,701

MISSISSIPPI 4.1%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	349
Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	125	151
Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	375	424

		924

NEVADA 2.4%
Clark County, Nevada School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/15/2021	500	542

NEW YORK 7.3%
New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	168
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	500	571
5.000% due 08/01/2023	800	884

		1,623

OHIO 6.0%
Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	170
Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	565
Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	602

		1,337

TEXAS 14.9%
Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	500	597
Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	601
Houston, Texas General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	599
Leander, Texas General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/15/2016	250	279
Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2007
5.500% due 02/01/2019	100	115
Spring Branch, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/01/2038	250	261
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	284
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	500	591

		3,327

WASHINGTON 2.0%
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	458

WISCONSIN 3.9%
Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	500	584
Pleasant Prairie, Wisconsin General Obligation Notes, Series 2009
5.000% due 09/01/2018	250	287

		871

Total Municipal Bonds & Notes (Cost $20,559)		21,306

SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS 4.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	912	912

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $935. Repurchase proceeds are $912.)
Total Short-Term Instruments (Cost $912)		912

Total Investments 99.3% (Cost $21,471)		22,218
Other Assets and Liabilities (Net) 0.7%		146

Net Assets 100.0%		$22,364

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$6,087	$0	$6,087
Florida	0	1,681	0	1,681
Georgia	0	1,268	0	1,268
Illinois	0	1,487	0	1,487
Massachusetts	0	1,701	0	1,701
Mississippi	0	924	0	924
Nevada	0	542	0	542
New York	0	1,623	0	1,623
Ohio	0	1,337	0	1,337
Texas	0	3,327	0	3,327
Washington	0	458	0	458
Wisconsin	0	871	0	871
Short-Term Instruments
Repurchase Agreements	0	912	0	912

	$0	$22,218	$0	$22,218

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
American International Group, Inc.
4.250% due 05/15/2013	$150	$154
5.600% due 10/18/2016	100	105
SLM Corp.
0.504% due 10/25/2011	50	50

Total Corporate Bonds & Notes (Cost $242)		309

MUNICIPAL BONDS & NOTES 97.0%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	245	223

ILLINOIS 0.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	900	605

NEW YORK 94.2%
Amherst, New York Development Corp. Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,219
Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,079
Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,152
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	83
Erie County, New York General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,055
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,049
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	1,904
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,522
Liberty, New York Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	973
Long Island, New York Power Authority Revenue Bonds, (AGM Insured), Series 2000
0.000% due 06/01/2013	430	423
Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,051
Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,179
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,603
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	500	486
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2016	985	1,072
5.000% due 02/15/2016	1,335	1,500
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,292
New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,167
New York City, New York General Obligation Bonds, (AGM Insured), Series 2005
7.176% due 08/01/2016	2,500	2,497
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	557
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,909
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,084
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,123
5.000% due 10/01/2019	2,300	2,590
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	564
5.000% due 08/01/2023	2,200	2,430
5.375% due 04/01/2036	2,660	2,775
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,116
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	551
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	420
5.000% due 01/01/2046	500	411
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.004% due 03/01/2022	1,400	1,085
5.000% due 03/01/2031	750	701
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
4.014% due 03/01/2023	2,350	1,789
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	230	231
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	744
5.500% due 01/01/2016	1,000	1,101
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
3.834% due 03/01/2016	2,425	2,165
New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,880
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,106
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	1,000	1,033
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,793
New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	200	220
New York City, New York Transitional Finance Authority Revenue Notes, Series 2011
3.000% due 11/01/2014	20	21
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,710
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,174
New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	769
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,041
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,078
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	125	131
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	25	25
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	762
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,128
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	418
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	765
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,154
5.000% due 07/01/2026	500	508
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,069
5.000% due 02/15/2037	2,000	1,994
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,605
5.000% due 07/01/2038	1,000	1,014
6.125% due 12/01/2029	500	487
6.250% due 12/01/2037	350	332
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,027
5.500% due 05/01/2037	400	406

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	512
5.000% due 10/01/2040	250	244
5.500% due 07/01/2040	1,000	1,031
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	520
New York State Dormitory Authority Revenue Notes, (AGM Insured), Series 2001
5.000% due 07/01/2011	455	455
New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	526
New York State Dormitory Authority Revenue Notes, (NPFGC/FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,020
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,879
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,127
5.000% due 07/01/2017	2,000	2,278
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,134
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 05/15/2016	350	379
4.000% due 07/01/2016	845	906
4.000% due 10/01/2016	320	334
5.000% due 07/01/2015	1,000	1,127
5.000% due 07/01/2016	1,000	1,126
5.000% due 07/01/2019	1,250	1,355
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,027
5.000% due 06/15/2014	400	417
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,132
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,446
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	250	253
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,284
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,034
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	310	337
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 11/15/2032	200	199
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,192
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	985
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,543
New York State Metropolitan Transportation Authority Revenue Notes, Series 2005
5.000% due 11/15/2019	1,000	1,109
New York State Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,041
New York State Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,017
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	544
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,119
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,014
4.750% due 01/01/2030	1,000	1,006
New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	500	554
New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,045
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,070
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,485
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,262
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,162
New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,190
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	466
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,798
Onondaga, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	285
Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,027
Rockland County, New York Solid Waste Management Authority Revenue Notes, Series 2010
3.250% due 12/15/2016	145	150
4.000% due 12/15/2018	265	276
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	437
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,601
Suffolk County, New York Industrial Development Agency Revenue Bonds, Series 2000
5.000% due 03/01/2026	1,075	1,062
Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	583
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	519
Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	621

		140,547

PUERTO RICO 1.8%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
2.192% due 07/01/2020	750	664
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	95	86
Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	305	339
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,328
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	209

		2,626

VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	235
Virgin Islands Public Finance Authority Revenue Notes, Series 2010
5.000% due 10/01/2016	500	550

		785

Total Municipal Bonds & Notes (Cost $139,146)		144,786

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS 1.7%
State Street Bank and Trust Co.
0.010% due 07/01/2011	2,482	2,482

(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,534. Repurchase proceeds are $2,482.)
U.S. TREASURY BILLS 0.4%
0.030% due 08/18/2011 - 09/15/2011 (a)(b)	600	600

Total Short-Term Instruments (Cost $3,082)		3,082

Total Investments 99.3% (Cost $142,470)		$148,177
Other Assets and Liabilities (Net) 0.7%		991

Net Assets 100.0%		$149,168

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $600 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
New York State General Obligation Bonds, Series 2005	CITI	1.300%	03/20/2016	0.874%	$12,000	$225	$0	$225

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$2,800	$(23)	$(56)	$33
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	2,100	(17)	(60)	43
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	200	(2)	(5)	3
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	700	(6)	(16)	10
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	2,100	(27)	(23)	(4)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	1,600	(20)	(23)	3
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	8,500	(107)	(76)	(31)

					$(202)	$(259)	$57

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	BOA	$1,700	$(135)	$(16)	$(119)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI	6,400	(507)	(109)	(398)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	JPM	1,000	(79)	(9)	(70)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC	3,600	(284)	58	(342)

						$(1,005)	$(76)	$(929)

(d)	Fair Valuations Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$309	$0	$309
Municipal Bonds & Notes
California	0	223	0	223
Illinois	0	605	0	605
New York	0	140,547	0	140,547
Puerto Rico	0	2,626	0	2,626
Virgin Islands	0	785	0	785
Short-Term Instruments
Repurchase Agreements	0	2,482	0	2,482
U.S. Treasury Bills	0	600	0	600

	$0	$148,177	$0	$148,177

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$317	$0	$317

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(35)	0	(35)
Interest Rate Contracts	0	(929)	0	(929)
	$0	$(964)	$0	$(964)

Totals	$0	$147,530	$0	$147,530

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Real IncomeTM 2019 Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 92.9%
Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$855	$875
0.500% due 04/15/2015	540	563
0.625% due 04/15/2013	252	260
1.125% due 01/15/2021	853	886
1.250% due 04/15/2014	127	135
1.250% due 07/15/2020	464	491
1.375% due 07/15/2018	657	713
1.375% due 01/15/2020	325	349
1.625% due 01/15/2015	564	612
1.625% due 01/15/2018	580	638
1.875% due 07/15/2013	1,555	1,653
1.875% due 07/15/2015	1,064	1,173
1.875% due 07/15/2019	1,085	1,213
2.000% due 04/15/2012	133	136
2.000% due 01/15/2014	529	571
2.000% due 07/15/2014	1,127	1,230
2.000% due 01/15/2016	583	648
2.125% due 01/15/2019	666	757
2.125% due 02/15/2041	103	111
2.375% due 01/15/2017	686	782
2.375% due 01/15/2025	143	165
2.500% due 07/15/2016	1,147	1,313
2.625% due 07/15/2017	684	795
3.000% due 07/15/2012	1,976	2,062
3.375% due 01/15/2012	583	595
3.625% due 04/15/2028	125	165

Total U.S. Treasury Obligations (Cost $18,346)		18,891

SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS 4.4%
State Street Bank and Trust Co.
0.010% due 07/01/2011	898	898

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $920. Repurchase proceeds are $898.)
U.S. TREASURY BILLS 2.0%
0.024% due 09/15/2011 - 10/06/2011 (a)	400	400

Total Short-Term Instruments (Cost $1,298)		1,298

Total Investments 99.3% (Cost $19,644)		$20,189
Other Assets and Liabilities (Net) 0.7%		140

Net Assets 100.0%		$20,329

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$18,891	$0	$18,891
Short-Term Instruments
Repurchase Agreements	0	898	0	898
U.S. Treasury Bills	0	400	0	400

	$0	$20,189	$0	$20,189

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real IncomeTM 2029 Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 97.6%
Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$20	$21
1.125% due 01/15/2021	452	470
1.250% due 04/15/2014	53	56
1.250% due 07/15/2020	320	338
1.375% due 07/15/2018	182	198
1.375% due 01/15/2020	260	279
1.625% due 01/15/2015	236	255
1.625% due 01/15/2018	107	118
1.750% due 01/15/2028	263	275
1.875% due 07/15/2013	257	273
1.875% due 07/15/2015	127	140
1.875% due 07/15/2019	253	283
2.000% due 01/15/2014	128	138
2.000% due 07/15/2014	167	182
2.000% due 01/15/2016	153	170
2.000% due 01/15/2026	377	413
2.125% due 01/15/2019	247	281
2.125% due 02/15/2041	41	45
2.375% due 01/15/2017	112	127
2.375% due 01/15/2025	453	521
2.375% due 01/15/2027	406	463
2.500% due 07/15/2016	212	242
2.500% due 01/15/2029	215	250
2.625% due 07/15/2017	250	290
3.000% due 07/15/2012	463	483
3.625% due 04/15/2028	549	724
3.875% due 04/15/2029	601	825

Total U.S. Treasury Obligations (Cost $7,532)		7,860

SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS 3.2%
State Street Bank and Trust Co.
0.010% due 07/01/2011	261	261

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $270. Repurchase proceeds are $261.)
Total Short-Term Instruments (Cost $261)		261

Total Investments 100.8% (Cost $7,793)		$8,121
Other Assets and Liabilities (Net) (0.8%)		(66)

Net Assets 100.0%		$8,055

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$7,860	$0	$7,860
Short-Term Instruments
Repurchase Agreements	0	261	0	261

	$0	$8,121	$0	$8,121

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$1,496	$1,500
Community Health Systems, Inc.
2.441% due 07/25/2014		2	2
2.504% due 07/25/2014		998	966
Delphi Automotive LLP
2.500% due 05/17/2017		86	87
3.500% due 05/17/2017		1,197	1,204
Ford Motor Co.
2.940% due 12/15/2013		797	798
Georgia-Pacific Corp.
2.246% due 12/21/2012		40	40
2.250% due 12/21/2012		1,706	1,706
HCA, Inc.
2.496% due 11/14/2013		1,500	1,492
2.746% due 05/02/2016		2,000	1,975
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	500	727
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		$473	475
The Weather Channel, Inc.
4.250% due 02/11/2017		499	501
United Airlines, Inc.
3.000% due 02/01/2012		2,000	1,977
Vodafone Group PLC
6.875% due 08/11/2015		1,100	1,138
6.875% due 08/17/2015		39	40

Total Bank Loan Obligations (Cost $14,485)			14,628

CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 9.7%
Ally Financial, Inc.
2.454% due 12/01/2014		1,000	957
3.466% due 02/11/2014		7,700	7,572
3.646% due 06/20/2014		2,500	2,446
4.500% due 02/11/2014		1,100	1,103
6.625% due 05/15/2012		2,085	2,134
6.750% due 12/01/2014		1,000	1,038
6.875% due 09/15/2011		3,300	3,329
7.500% due 12/31/2013		2,000	2,147
7.500% due 09/15/2020		2,300	2,415
8.300% due 02/12/2015		2,000	2,240
American International Group, Inc.
0.386% due 10/18/2011		2,000	1,990
3.750% due 11/30/2013		600	614
5.750% due 03/15/2067	GBP	3,850	5,252
5.850% due 01/16/2018		$2,000	2,097
6.400% due 12/15/2020		500	539
8.175% due 05/15/2068		4,500	4,934
ANZ National International Ltd.
0.700% due 08/19/2014		10,000	10,070
ASIF Global Financing XIX
4.900% due 01/17/2013		700	731
Banco do Brasil S.A.
4.500% due 01/22/2015		4,000	4,190
Banco Santander Brasil S.A.
2.346% due 03/18/2014		10,000	10,059
4.250% due 01/14/2016		500	504
4.500% due 04/06/2015		500	511
Bank of America Corp.
1.693% due 01/30/2014		3,700	3,711
Barclays Bank PLC
6.369% due 06/29/2049	GBP	200	287
7.434% due 09/29/2049		$1,200	1,233
14.000% due 11/29/2049	GBP	600	1,216
BBVA Bancomer S.A.
6.500% due 03/10/2021		$4,700	4,817
BPCE S.A.
4.625% due 07/29/2049	EUR	200	245
5.250% due 07/29/2049		1,000	1,298
9.250% due 10/29/2049		1,100	1,623
CIT Group, Inc.
5.250% due 04/01/2014		$4,800	4,800
Citigroup, Inc.
0.377% due 03/07/2014		9,400	9,061
6.125% due 05/15/2018		1,100	1,212
Commonwealth Bank of Australia
0.746% due 06/25/2014		16,100	16,230
0.975% due 03/17/2014		2,100	2,109
Countrywide Financial Corp.
5.800% due 06/07/2012		6,000	6,260
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	600	799
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		$1,000	1,086
FCE Bank PLC
7.125% due 01/16/2012	EUR	2,000	2,963
7.125% due 01/15/2013		500	752
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$3,000	3,008
7.000% due 10/01/2013		1,700	1,821
7.000% due 04/15/2015		900	974
7.250% due 10/25/2011		4,800	4,872
7.500% due 08/01/2012		8,100	8,484
7.800% due 06/01/2012		1,700	1,778
8.000% due 06/01/2014		1,300	1,427
ICICI Bank Ltd.
2.007% due 02/24/2014		7,300	7,260
4.750% due 11/25/2016		1,300	1,303
ING Bank NV
0.913% due 01/13/2012		6,800	6,813
International Lease Finance Corp.
6.500% due 09/01/2014		1,200	1,278
6.625% due 11/15/2013		2,100	2,184
6.750% due 09/01/2016		1,100	1,177
7.125% due 09/01/2018		2,200	2,365
JPMorgan Chase & Co.
0.997% due 05/02/2014		8,100	8,109
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,028	1,065
6.875% due 05/02/2018 (a)		$3,600	985
7.500% due 05/11/2038 (a)		10,000	15
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	6,856
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000	5,426
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		6,678	6,667
5.450% due 02/05/2013		1,000	1,061
Metropolitan Life Global Funding I
1.370% due 09/17/2012		26,100	26,369
Morgan Stanley
0.726% due 10/18/2016		700	645
1.253% due 04/29/2013		9,500	9,488
1.711% due 04/13/2016	EUR	4,300	5,839
1.760% due 03/01/2013		1,600	2,295
1.874% due 01/24/2014		$7,400	7,458
2.761% due 05/14/2013		2,900	2,979
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,704
Pricoa Global Funding I
0.446% due 09/27/2013		3,600	3,558
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		2,800	2,832
Royal Bank of Scotland NV
0.952% due 03/09/2015		1,000	917
Santander UK PLC
1.530% due 10/10/2017	EUR	9,400	12,716
1.730% due 08/28/2017		2,700	3,630
SLM Corp.
5.000% due 10/01/2013		$6,500	6,762
Vita Capital III Ltd.
1.424% due 01/01/2012		1,600	1,589
Westpac Banking Corp.
0.530% due 09/10/2014		3,000	3,006

			293,289

INDUSTRIALS 3.4%
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		9,100	8,827
Charter Communications Operating LLC
8.000% due 04/30/2012		3,400	3,553
CVS Pass-Through Trust
5.773% due 01/10/2033		1,089	1,132
6.036% due 12/10/2028		4,522	4,812
6.943% due 01/10/2030		8,796	9,920
7.507% due 01/10/2032		2,338	2,778
DISH DBS Corp.
6.375% due 10/01/2011		4,000	4,045
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		800	876
8.146% due 04/11/2018		1,500	1,772
Georgia-Pacific LLC
7.125% due 01/15/2017		1,500	1,582
HCA, Inc.
9.250% due 11/15/2016		3,500	3,732
9.625% due 11/15/2016 (b)		2,000	2,132
Lyondell Chemical Co.
11.000% due 05/01/2018		1,400	1,575
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,138
8.125% due 07/15/2015		2,050	2,442
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	9,238
Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,647
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,575
6.750% due 01/29/2020		1,000	1,052
NXP BV
3.028% due 10/15/2013		869	868
4.077% due 10/15/2013	EUR	774	1,120
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$2,500	2,754
Petrobras International Finance Co.
3.875% due 01/27/2016		9,700	9,922
6.875% due 01/20/2040		700	749
Petroleos Mexicanos
6.500% due 06/02/2041		2,200	2,243
Rexam PLC
6.750% due 06/01/2013		2,900	3,152
RZD Capital Ltd.
5.739% due 04/03/2017		500	533
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,195
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,616

U.S. Airways Group, Inc.
7.125% due 04/22/2025		500	500

			102,480

UTILITIES 0.4%
AES Corp.
7.375% due 07/01/2021		700	711
Cleco Power LLC
6.000% due 12/01/2040		9,000	9,325
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,195
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	1,000	10
1.500% due 05/30/2014		4,000	39
1.850% due 07/28/2014		4,000	38
4.500% due 03/24/2014	EUR	1,000	1,222

			12,540

Total Corporate Bonds & Notes (Cost $404,139)			408,309

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		$3,000	3,015

Total Convertible Bonds & Notes (Cost $2,883)			3,015

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039		1,100	1,260
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		7,000	7,133
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	805
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		2,000	2,065
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045		400	387
6.296% due 05/15/2050		400	384

			12,034

ILLINOIS 0.8%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		15,000	14,744
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		10,000	9,747

			24,491

INDIANA 0.3%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040		7,000	7,278

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	964

TEXAS 0.5%
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		15,000	15,745

WASHINGTON 0.2%
Washington State Energy Northwest Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024		6,500	7,173

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,695	1,257

Total Municipal Bonds & Notes (Cost $67,465)			68,942

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
1.495% due 09/01/2044 - 10/01/2044		331	334
2.494% due 01/01/2028		1,195	1,257
2.623% due 09/01/2034		1,055	1,090
2.695% due 09/01/2035		14,567	15,322
3.250% due 04/01/2024		30	31
4.558% due 12/01/2036		6,532	6,832
5.000% due 02/25/2017 - 04/25/2033		9,919	10,787
5.375% due 04/11/2022		5,200	5,381
Freddie Mac
0.466% due 09/25/2031		89	84
0.537% due 12/15/2030		1,545	1,547
0.546% due 10/25/2029		684	665
0.787% due 12/15/2037		9,403	9,481
3.221% due 07/01/2035		658	690
3.269% due 05/01/2035		718	722
5.000% due 11/15/2017 - 01/15/2018		686	708
Ginnie Mae
2.125% due 12/20/2023		1,082	1,116
2.375% due 03/20/2026		957	991
2.625% due 08/20/2023		1,105	1,146
3.375% due 05/20/2028		1,079	1,126
Small Business Administration
5.902% due 02/10/2018		699	782

Total U.S. Government Agencies (Cost $57,158)			60,092

U.S. TREASURY OBLIGATIONS 93.0%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (f)(i)		240,669	252,101
2.000% due 01/15/2026 (f)(i)		232,759	254,526
2.125% due 02/15/2040		31,730	34,512
2.125% due 02/15/2041		154,983	168,278
2.375% due 01/15/2025 (f)(h)		379,913	436,900
2.375% due 01/15/2027		192,386	219,455
2.500% due 01/15/2029		122,672	142,684
3.375% due 04/15/2032		100,767	133,406
3.625% due 04/15/2028 (h)		406,479	535,663
3.875% due 04/15/2029 (h)		468,335	642,205

Total U.S. Treasury Obligations (Cost $2,762,139)			2,819,730

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
4.207% due 11/25/2035		991	741
5.247% due 01/25/2036		796	678
American Home Mortgage Assets
1.198% due 11/25/2046		11,647	5,424
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	702	1,017
2.874% due 11/19/2047		4,700	6,814
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$480	464
5.802% due 06/10/2049		2,980	3,187
5.924% due 05/10/2045		1,530	1,694
5.930% due 02/10/2051		2,500	2,719
Banc of America Funding Corp.
5.635% due 03/20/2036		1,036	881
Banc of America Large Loan, Inc.
0.697% due 08/15/2029		356	329
5.672% due 02/17/2051		800	875
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		737	696
2.710% due 03/25/2035		367	346
2.731% due 03/25/2035		707	664
2.827% due 10/25/2035		2,000	1,742
3.113% due 01/25/2035		949	851
3.582% due 11/25/2034		490	473
5.020% due 01/25/2035		309	279
Bear Stearns Alt-A Trust
4.189% due 08/25/2036 (a)		2,382	558
4.627% due 11/25/2036		1,215	775
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		640	699
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		175	164
2.370% due 08/25/2035		931	889
2.450% due 08/25/2035		1,011	881
2.660% due 12/25/2035		177	158
2.850% due 12/25/2035		682	359
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,528
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		1,778	1,791
6.008% due 12/10/2049		340	374
Countrywide Alternative Loan Trust
0.381% due 12/20/2046		3,922	2,094
1.278% due 12/25/2035		827	515
5.621% due 02/25/2037		580	404
6.000% due 01/25/2037		882	567
Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		448	406
3.042% due 04/20/2035		459	430
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		1,650	1,603
5.383% due 02/15/2040		1,500	1,576
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,487
DECO Series
0.982% due 01/27/2020	GBP	2,700	4,075
EMF-NL
2.132% due 04/17/2041	EUR	4,000	5,192
Fosse Master Issuer PLC
1.619% due 10/18/2054		$12,630	12,613
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		145	145
GMAC Mortgage Corp. Loan Trust
3.016% due 06/19/2035		1,283	1,097
5.151% due 11/19/2035		738	639

Granite Master Issuer PLC
0.226% due 12/20/2054		2,050	1,944
0.276% due 12/20/2054		441	418
GS Mortgage Securities Corp. II
1.535% due 03/06/2020		2,500	2,431
5.560% due 11/10/2039		414	449
GSR Mortgage Loan Trust
2.794% due 09/25/2035		292	282
Harborview Mortgage Loan Trust
0.316% due 04/19/2038		3,060	1,934
Homebanc Mortgage Trust
0.456% due 10/25/2035		134	97
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,962
5.794% due 02/12/2051		3,500	3,802
JPMorgan Mortgage Trust
4.881% due 04/25/2035		491	457
5.262% due 10/25/2035		766	640
5.398% due 11/25/2035		768	733
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	453
5.430% due 02/15/2040		700	747
5.866% due 09/15/2045		1,200	1,306
MASTR Asset Securitization Trust
5.500% due 09/25/2033		811	853
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	528
5.485% due 03/12/2051		1,200	1,276
5.700% due 09/12/2049		1,100	1,186
MLCC Mortgage Investors, Inc.
2.169% due 04/25/2035		422	397
2.192% due 12/25/2034		403	395
Morgan Stanley Capital I
5.447% due 02/12/2044		650	700
5.692% due 04/15/2049		1,400	1,503
6.074% due 06/11/2049		2,300	2,517
Prime Mortgage Trust
5.000% due 02/25/2019		179	183
RBSSP Resecuritization Trust
2.214% due 07/26/2045		1,699	1,657
Residential Accredit Loans, Inc.
0.366% due 06/25/2046		326	120
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		2,289	1,024
0.636% due 12/25/2036 (a)		653	240
5.000% due 08/25/2019		509	509
6.250% due 10/25/2036 (a)		711	486
Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030		1,694	1,761
Structured Adjustable Rate Mortgage Loan Trust
5.389% due 07/25/2035		550	475
Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046		7,038	4,124
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		340	336
Wachovia Mortgage Loan Trust LLC
5.243% due 10/20/2035		674	649
WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		249	202
0.476% due 07/25/2045		75	61
0.506% due 08/25/2045		179	147
0.978% due 02/25/2047		16,697	10,606
1.278% due 08/25/2046		1,218	803
2.671% due 02/25/2037		16,751	12,867
Wells Fargo Mortgage-Backed Securities Trust
2.745% due 01/25/2035		695	621
2.756% due 03/25/2036		1,003	857

Total Mortgage-Backed Securities (Cost $131,872)			136,631

ASSET-BACKED SECURITIES 5.9%
Aames Mortgage Investment Trust
0.336% due 08/25/2035		3	3
Access Group, Inc.
1.574% due 10/27/2025		22,089	22,330
ACE Securities Corp.
0.236% due 12/25/2036		249	244
0.246% due 10/25/2036		70	21
AMMC CDO
0.482% due 05/03/2018		600	587
ARES CLO Funds
0.477% due 03/12/2018		1,041	1,016
0.544% due 04/20/2017		293	288
Asset-Backed Funding Certificates
0.246% due 01/25/2037		3	3
Avery Point CLO Ltd.
0.725% due 12/17/2015		180	176
Babson CLO Ltd.
0.517% due 11/10/2019		1,354	1,276
0.617% due 06/15/2016		264	258
Ballyrock CDO Ltd.
1.210% due 11/20/2015		800	756
Bank One Issuance Trust
0.317% due 03/17/2014		2,000	2,000
Bear Stearns Asset-Backed Securities Trust
1.186% due 10/25/2037		2,173	1,345
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		498	467
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		51	50
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		169	167
Chase Issuance Trust
0.207% due 10/15/2013		2,000	2,000
Citibank Omni Master Trust
2.287% due 05/16/2016		6,000	6,074
Citigroup Mortgage Loan Trust, Inc.
0.246% due 05/25/2037		786	754
Clearwater Funding CBO
0.857% due 07/15/2013		428	415
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		112	120
Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		21	21
0.256% due 06/25/2047		164	163
0.436% due 04/25/2036		376	332
1.086% due 10/25/2047		819	574
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		65	52
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		203	199
Dryden Leveraged Loan CDO
0.786% due 12/22/2015		96	95
Duane Street CLO
0.518% due 11/08/2017		1,456	1,407
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		441	441
Galaxy CLO Ltd.
0.514% due 04/25/2019		592	560
Grayston CLO Ltd.
0.641% due 08/15/2016		121	119
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	544	753
HSI Asset Securitization Corp. Trust
0.456% due 02/25/2036		$500	255
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		273	269
Katonah Ltd.
0.566% due 09/20/2016		3,878	3,783
0.700% due 05/18/2015		375	367
0.796% due 02/20/2015		75	74
Magi Funding PLC
1.835% due 04/11/2021	EUR	2,231	3,025
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		$1,060	508
Mountain View Funding CLO
0.538% due 04/15/2019		496	475
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		500	479
Navigare Funding CLO Ltd.
0.520% due 05/20/2019		900	876
Nelnet Student Loan Trust
0.306% due 12/22/2016		7,074	7,064
NYLIM Flatiron CLO Ltd.
0.826% due 07/18/2015		152	151
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		500	478
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		359	348
Pacifica CDO Ltd.
0.640% due 05/13/2016		282	275
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047		599	531
Race Point CLO
0.811% due 05/15/2015		686	678
Sherwood Castle Funding PLC
1.681% due 03/15/2016	EUR	1,500	2,098
SLC Student Loan Trust
4.750% due 06/15/2033		$2,579	2,613
SLM Student Loan Trust
0.274% due 07/25/2017		1,683	1,672
0.354% due 07/25/2019		5,671	5,631
0.674% due 10/27/2014		9,584	9,591
0.774% due 10/25/2017		11,100	11,120
1.174% due 07/25/2023		10,582	10,647
1.774% due 04/25/2023		34,201	35,345
3.500% due 08/17/2043		4,003	4,013
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		461	145
South Carolina Student Loan Corp.
0.804% due 03/01/2018		8,729	8,606
1.004% due 03/02/2020		13,500	13,421
1.254% due 09/03/2024		6,800	6,742
Velocity CLO Ltd.
0.608% due 08/22/2016		198	194
Wind River CLO Ltd.
0.576% due 12/19/2016		769	743
Wood Street CLO BV
1.763% due 03/29/2021	EUR	591	817

Total Asset-Backed Securities (Cost $175,806)			178,100

SOVEREIGN ISSUES 4.9%
Australia Government CPI Linked Bond
2.500% due 09/20/2030 (d)	AUD	16,900	18,384
3.000% due 09/20/2025 (d)		19,100	22,839
4.000% due 08/20/2020 (d)		9,200	16,527
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2014	BRL	2,575	3,353
Export-Import Bank of Korea
0.523% due 10/04/2011		$4,500	4,501
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	1,143
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (d)	EUR	3,911	5,623
2.100% due 09/15/2021 (d)		49,791	67,572
Qatar Government International Bond
5.250% due 01/20/2020		$5,800	6,212
6.400% due 01/20/2040		3,200	3,552

Total Sovereign Issues (Cost $139,547)			149,706

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,802

Total Convertible Preferred Securities (Cost $1,629)			1,802

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 0.2%
Itau Unibanco S.A.
0.000% due 07/07/2011		$1,000	1,000
Royal Bank of Scotland Group PLC
1.653% due 10/15/2012		5,200	5,269

			6,269

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2011		4,860	4,860

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,960. Repurchase proceeds are $4,860.)
SHORT-TERM NOTES 0.7%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		800	793
Barclays Bank PLC
0.133% due 07/27/2011		20,000	20,529

			21,322

U.S. TREASURY BILLS 0.0%
0.045% due 08/18/2011 - 09/22/2011 (c)(g)		920	920

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.3%
		3,972,536	39,801

Total Short-Term Instruments (Cost $72,570)			73,172

PURCHASED OPTIONS (k) 0.0%
(Cost $632)			$962

Total Investments 129.2% (Cost $3,830,325)			$3,915,089
Written Options (l) (0.1%) (Premiums $6,492)			(3,877)
Other Assets and Liabilities (Net) (29.1%)			(880,124)

Net Assets 100.0%			$3,031,088

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $1,052 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $860 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $289,699 at a weighted average interest rate of 0.132%. On June 30, 2011, securities valued at $365,880 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $2,296 and cash of $19 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	297	$109
90-Day Eurodollar December Futures	Long	12/2012	237	(16)
90-Day Eurodollar June Futures	Long	06/2012	477	295
90-Day Eurodollar March Futures	Long	03/2012	658	497
90-Day Eurodollar March Futures	Long	03/2013	184	(105)
90-Day Eurodollar September Futures	Long	09/2011	581	101
90-Day Eurodollar September Futures	Long	09/2012	205	112
Euro-Bobl September Futures	Long	09/2011	81	40
Euro-Bund 10-Year Bond September Futures	Long	09/2011	13	8

				$1,041

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	0.666%	$1,000	$(13)	$0	$(13)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	0.666%	1,000	(13)	0	(13)
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%	)	12/20/2014	0.883%	1,000	11	0	11
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.403%	3,000	(18)	64	(82)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.019%	2,100	69	0	69
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.348%	2,000	(74)	0	(74)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	0.830%	2,050	(519)	0	(519)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.645%	5,000	(5)	0	(5)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.779%	7,000	68	0	68
Pearson Dollar Finance PLC	MSC	(0.750%	)	06/20/2014	0.443%	2,500	(23)	0	(23)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%	2,900	(58)	0	(58)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.653%	1,000	(13)	(2)	(11)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.641%	3,000	(92)	0	(92)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.438%	6,000	(110)	0	(110)

							$(790)	$62	$(852)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%		$1,000	$178	$17	$161
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		5,100	14	(56)	70
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		5,500	(197)	(182)	(15)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		10,000	26	(109)	135
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		1,400	4	(16)	20
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		2,000	5	(39)	44
France Government Bond	CITI	0.250%	06/20/2015	0.624%		6,500	(94)	(146)	52
France Government Bond	DUB	0.250%	06/20/2015	0.624%		2,500	(36)	(82)	46
France Government Bond	JPM	0.250%	06/20/2015	0.624%		3,500	(50)	(123)	73
France Government Bond	JPM	0.250%	12/20/2015	0.700%		3,400	(66)	(68)	2
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		10,100	94	230	(136)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		1,900	13	0	13
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.141%		1,000	2	4	(2)
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.141%		900	2	4	(2)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		700	2	(9)	11
Prudential Financial, Inc.	UBS	1.000%	09/20/2011	0.329%		6,000	11	(35)	46
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,300	(86)	(74)	(12)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	8,500	(19)	(19)	0
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%		$5,000	103	58	45
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		7,100	147	71	76
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.478%		1,000	21	11	10
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%		5,000	103	52	51
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.478%		3,000	62	29	33

							$239	$(482)	$721

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$21,500	$2,647	$2,918	$(271)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	700	86	100	(14)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015	2,000	247	275	(28)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	4,400	583	594	(11)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	4,600	18	9	9

					$3,581	$3,896	$(315)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM	EUR	100	$5	$0	$5
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	280	0	280
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		25,300	1,067	0	1,067
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(229)	(68)	(161)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		35,500	(403)	(7)	(396)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(273)	(271)	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		17,600	111	36	75
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,800	670	241	429
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		16,000	(48)	0	(48)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		38,100	661	220	441
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		19,300	355	170	185
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		23,700	435	190	245
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	121	(11)	132
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	80	8	72
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	673	47	626
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		16,900	59	(80)	139
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		62,400	252	36	216
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,700	88	30	58
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		17,500	89	0	89
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		16,600	111	(41)	152
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,900	24	12	12
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		18,000	179	79	100
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$21,300	(466)	(113)	(353)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		26,600	(888)	160	(1,048)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		19,500	(651)	671	(1,322)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		2,400	(80)	14	(94)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		5,000	154	104	50
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		17,100	529	327	202
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		52,600	1,625	(171)	1,796
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		5,600	173	32	141

							$4,703	$1,615	$3,088

(k)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$61,400	$208	$322
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	28,400	69	69
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	108,900	355	571

							$632	$962

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	202	$56	$(45)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	187	61	(40)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	57	19	(24)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	57	26	(5)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	99	64	(7)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	99	46	(78)

				$272	$(199)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$122,800	$218	$(72)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	28,400	162	(168)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	217,800	369	(127)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,900	40	(31)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,100	20	(16)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	118,600	950	(624)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,400	21	(9)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,600	307	(117)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,100	297	(100)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,000	168	(57)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	21,200	193	(81)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,700	340	(118)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	44,200	88	(69)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	44,200	176	(103)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	34,800	240	(210)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	34,800	393	(305)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	9,300	61	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	15,900	108	0

							$4,151	$(2,207)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$5,600	$12	$(12)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	5,600	23	(3)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	1,900	7	(4)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	1,900	9	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	1,600	9	(1)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	4,600	21	(6)

						$81	$(27)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	7,751	$150	$(22)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$14,200	$75	$(92)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011	11,900	60	(77)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011	25,200	280	(408)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011	30,000	326	(492)

					$741	$(1,069)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$23,100	$199	$(62)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	93,600	834	(261)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	(30)

						$1,097	$(353)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	28,028	07/2011	DUB	$0	$(762)	$(762)
Sell	BRL	12,411	08/2011	BCLY	0	(138)	(138)
Buy		12,411	08/2011	UBS	223	0	223
Buy		12,411	09/2011	BCLY	136	0	136
Buy	CAD	16,925	09/2011	DUB	335	0	335
Buy		6,913	09/2011	RBC	144	0	144
Buy	CNY	24,289	11/2011	BCLY	25	(2)	23
Buy		16,567	11/2011	JPM	0	(7)	(7)
Buy		16,487	11/2011	RBS	12	0	12
Buy		5,103	02/2012	BCLY	0	(3)	(3)
Buy		121,785	02/2012	DUB	211	0	211
Buy	EUR	760	07/2011	BNP	15	0	15
Sell		1,884	07/2011	BNP	4	0	4
Buy		102	07/2011	CITI	2	0	2
Sell		34,031	07/2011	CITI	0	(1,062)	(1,062)
Sell		25,597	07/2011	CSFB	0	(189)	(189)
Sell		14,878	07/2011	HSBC	13	(210)	(197)
Sell		21,148	07/2011	JPM	0	(142)	(142)
Sell		19,350	07/2011	RBS	0	(235)	(235)
Sell		2,520	07/2011	UBS	0	(10)	(10)
Sell	GBP	8,393	09/2011	UBS	323	0	323
Buy	IDR	41,978,800	10/2011	CITI	297	0	297
Buy		18,870,000	10/2011	GSC	136	0	136
Buy		16,923,300	01/2012	CITI	64	0	64
Buy	INR	103,983	08/2011	BCLY	20	0	20
Buy		129,700	08/2011	DUB	120	0	120
Buy		351,596	08/2011	HSBC	288	0	288
Buy		220,875	08/2011	JPM	129	0	129
Buy		511,373	08/2011	RBS	404	0	404
Sell	JPY	701,379	07/2011	JPM	0	(340)	(340)
Sell		11,444	07/2011	RBC	1	0	1
Buy	KRW	17,393,834	08/2011	CITI	288	0	288
Buy		18,000,000	08/2011	JPM	477	0	477
Buy	MXN	125,504	07/2011	HSBC	194	0	194
Buy		45,572	07/2011	MSC	122	0	122
Sell		171,076	07/2011	MSC	0	(58)	(58)
Buy		171,076	11/2011	MSC	70	0	70
Buy	MYR	12,068	08/2011	BCLY	99	0	99
Buy		10,150	08/2011	CITI	76	0	76
Buy		2,944	08/2011	HSBC	20	0	20
Buy		1,700	08/2011	JPM	12	0	12
Buy		3,628	11/2011	CITI	0	(18)	(18)
Buy	PHP	192,880	11/2011	BCLY	87	0	87
Buy		61,600	11/2011	CITI	27	0	27
Buy		73,400	03/2012	CITI	0	(7)	(7)
Buy		237,011	03/2012	JPM	0	(13)	(13)
Buy	SGD	600	09/2011	BCLY	19	0	19
Buy		1,300	09/2011	CITI	42	0	42
Buy		5,400	09/2011	DUB	32	0	32
Buy		2,000	09/2011	GSC	4	0	4
Buy		3,854	09/2011	JPM	57	0	57
Buy		3,300	09/2011	RBS	61	0	61
Buy		1,400	09/2011	UBS	0	0	0
Buy		2,394	12/2011	CITI	50	0	50

					$4,639	$(3,196)	$1,443

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$14,628	$0	$14,628
Corporate Bonds & Notes
Banking & Finance	0	291,700	1,589	293,289
Industrials	0	101,980	500	102,480
Utilities	0	12,540	0	12,540
Convertible Bonds & Notes
Industrials	0	3,015	0	3,015
Municipal Bonds & Notes
California	0	12,034	0	12,034
Illinois	0	24,491	0	24,491
Indiana	0	7,278	0	7,278
Ohio	0	964	0	964
Texas	0	15,745	0	15,745
Washington	0	7,173	0	7,173
West Virginia	0	1,257	0	1,257
U.S. Government Agencies	0	60,092	0	60,092
U.S. Treasury Obligations	0	2,819,730	0	2,819,730
Mortgage-Backed Securities	0	136,631	0	136,631
Asset-Backed Securities	0	174,660	3,440	178,100
Sovereign Issues	0	149,706	0	149,706
Convertible Preferred Securities
Banking & Finance	1,802	0	0	1,802
Short-Term Instruments
Certificates of Deposit	0	6,269	0	6,269
Repurchase Agreements	0	4,860	0	4,860
Short-Term Notes	0	793	20,529	21,322
U.S. Treasury Bills	0	920	0	920
PIMCO Short-Term Floating NAV Portfolio	39,801	0	0	39,801
Purchased Options
Interest Rate Contracts	0	962	0	962
	$41,603	$3,847,428	$26,058	$3,915,089

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,045	0	1,045
Foreign Exchange Contracts	0	4,639	0	4,639
Interest Rate Contracts	1,162	6,512	0	7,674
	$1,162	$12,196	$0	$13,358

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,518)	0	(1,518)
Foreign Exchange Contracts	0	(3,218)	0	(3,218)
Interest Rate Contracts	(121)	(5,830)	(1,422)	(7,373)
	$(121)	$(10,566)	$(1,422)	$(12,109)

Totals	$42,644	$3,849,058	$24,636	$3,916,338

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,841	$0	$0	$0	$0	$8	$0	$(7,260)	$1,589	$6
Industrials	0	500	0	0	0	0	0	0	500	0
Asset-Backed Securities	11,501	2,994	(4,024)	22	158	267	0	(7,478)	3,440	36
Short-Term Instruments
Short-Term Notes	0	0	0	0	0	0	20,529	0	20,529	0

	$20,342	$3,494	$(4,024)	$22	$158	$275	$20,529	$(14,738)	$26,058	$42
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,918)	$0	$0	$0	$0	$496	$0	$0	(1,422)	$496

Totals	$18,424	$3,494	$(4,024)	$22	$158	$771	$20,529	$(14,738)	$24,636	$538

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
AES Corp.
4.250% due 05/27/2018		$9,975	$10,000
AGFS Funding Co.
5.500% due 05/10/2017		26,000	25,542
Charter Communications, Inc.
2.190% due 03/06/2014		30	30
3.500% due 09/06/2016		995	993
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,024
CommScope, Inc.
5.000% due 01/14/2018		1,000	1,005
Community Health Systems, Inc.
2.504% due 07/25/2014		9,389	9,089
Delphi Automotive LLP
3.500% due 05/17/2017		8,382	8,427
Ford Motor Co.
2.940% due 12/15/2013		7,459	7,464
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		1,496	1,492
Georgia-Pacific Corp.
2.246% due 12/21/2012		57	57
2.246% due 12/31/2012		1,000	1,001
2.250% due 12/21/2012		5,437	5,439
HCA, Inc.
2.496% due 11/14/2013		11,000	10,938
2.746% due 05/02/2016		6,000	5,925
Intelsat Ltd.
5.250% due 04/02/2018		3,800	3,817
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	5,700	8,290
NRG Energy, Inc.
2.057% due 02/01/2013		$3,270	3,269
4.000% due 02/01/2013		3,577	3,577
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		2,647	2,658
The Weather Channel, Inc.
4.250% due 02/11/2017		998	1,003
U.S. Airways Group, Inc.
2.686% due 03/23/2014		986	896
UCI International, Inc.
5.500% due 07/26/2017		499	503
United Airlines, Inc.
3.000% due 02/01/2012		2,000	1,977
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		5,000	4,949
Vodafone Group PLC
6.875% due 08/11/2015		10,000	10,350
6.875% due 08/17/2015		353	366

Total Bank Loan Obligations (Cost $131,232)			132,081

CORPORATE BONDS & NOTES 15.7%
BANKING & FINANCE 12.2%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		37,000	36,809
ABN AMRO Bank NV
2.043% due 01/30/2014		59,800	61,087
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	9,375
0.000% due 06/15/2015		2,000	1,515
2.454% due 12/01/2014		1,000	957
3.466% due 02/11/2014		38,100	37,466
3.646% due 06/20/2014		1,000	978
4.500% due 02/11/2014		8,700	8,722
6.000% due 12/15/2011		13,505	13,710
6.625% due 05/15/2012		3,360	3,450
6.750% due 12/01/2014		9,400	9,782
6.875% due 09/15/2011		49,081	49,509
6.875% due 08/28/2012		9,000	9,347
7.000% due 02/01/2012		15,445	15,786
7.500% due 12/31/2013		4,300	4,617
7.500% due 09/15/2020		19,700	20,685
8.300% due 02/12/2015		8,900	9,968
American Express Bank FSB
0.316% due 05/29/2012		1,150	1,148
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		500	509
American International Group, Inc.
0.305% due 04/03/2012	JPY	830,000	10,247
0.386% due 10/18/2011		$7,100	7,066
4.950% due 03/20/2012		400	408
5.375% due 10/18/2011		400	405
5.450% due 05/18/2017		600	628
5.600% due 10/18/2016		1,500	1,571
5.850% due 01/16/2018		7,400	7,760
6.400% due 12/15/2020		10,500	11,315
8.175% due 05/15/2068		26,700	29,273
8.250% due 08/15/2018		26,300	30,207
8.625% due 05/22/2068	GBP	5,600	9,302
ANZ National International Ltd.
0.700% due 08/19/2014		$35,000	35,245
6.200% due 07/19/2013		28,200	30,741
ASIF Global Financing XIX
4.900% due 01/17/2013		4,700	4,912
Australia & New Zealand Banking Group Ltd.
0.526% due 06/18/2012		23,500	23,531
Banco Bradesco S.A.
2.361% due 05/16/2014		10,000	10,134
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,917
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	102
Banco Santander Brasil S.A.
2.346% due 03/18/2014		55,000	55,323
4.250% due 01/14/2016		20,000	20,150
4.500% due 04/06/2015		1,000	1,022
Bank of America Corp.
0.750% due 09/11/2012		400	400
0.924% due 06/11/2012	GBP	4,800	7,650
1.693% due 01/30/2014		$32,000	32,098
5.375% due 06/15/2014		1,000	1,070
7.375% due 05/15/2014		6,300	7,085
Bank of India
6.250% due 02/16/2021		2,300	2,362
Barclays Bank PLC
0.420% due 03/23/2017		4,000	3,902
6.050% due 12/04/2017		19,600	20,768
6.369% due 06/29/2049	GBP	800	1,148
7.434% due 09/29/2049		$8,700	8,939
10.179% due 06/12/2021		7,120	8,969
14.000% due 11/29/2049	GBP	8,800	17,831
BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,200	11,480
Boston Properties LP
4.125% due 05/15/2021		1,600	1,533
BPCE S.A.
2.375% due 10/04/2013		10,000	10,168
4.625% due 07/29/2049	EUR	700	858
5.250% due 07/29/2049		700	909
9.000% due 03/29/2049		1,400	2,091
CIT Group, Inc.
5.250% due 04/01/2014		$28,100	28,100
Citigroup Capital XXI
8.300% due 12/21/2077		6,200	6,355
Citigroup, Inc.
1.394% due 01/12/2012	EUR	2,600	3,766
2.262% due 08/13/2013		$3,728	3,800
5.500% due 04/11/2013		23,400	24,850
6.000% due 02/21/2012		10,000	10,331
6.500% due 08/19/2013		10,000	10,879
7.375% due 06/16/2014	EUR	900	1,437
Commonwealth Bank of Australia
0.525% due 09/17/2014		$66,900	67,014
0.630% due 12/10/2012		4,000	4,020
0.746% due 06/25/2014		62,000	62,499
Countrywide Financial Corp.
0.708% due 05/07/2012		2,650	2,651
5.800% due 06/07/2012		54,100	56,446
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		40,600	40,649
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	1,700	2,265
8.125% due 10/29/2049		400	639
Danske Bank A/S
1.331% due 04/14/2014		$24,200	24,220
5.914% due 12/29/2049		7,000	6,370
FCE Bank PLC
7.125% due 01/16/2012	EUR	11,850	17,554
7.125% due 01/15/2013		500	752
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$13,800	13,835
6.625% due 08/15/2017		15,500	16,489
7.000% due 10/01/2013		19,000	20,348
7.000% due 04/15/2015		9,630	10,426
7.250% due 10/25/2011		29,367	29,810
7.500% due 08/01/2012		68,000	71,222
7.800% due 06/01/2012		35,490	37,123
8.000% due 06/01/2014		9,100	9,987
8.000% due 12/15/2016		2,750	3,098
9.875% due 08/10/2011		18,900	19,043
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		1,000	944
1.784% due 05/23/2016	EUR	2,000	2,749
5.375% due 02/15/2013		5,000	7,495
HBOS PLC
6.750% due 05/21/2018		$34,800	33,518
HCP, Inc.
6.300% due 09/15/2016		2,000	2,237
6.700% due 01/30/2018		5,000	5,594
HSBC Finance Corp.
0.597% due 09/14/2012		1,339	1,335
6.120% due 09/15/2013		1,477	1,515
6.676% due 01/15/2021		4,500	4,622
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	9,020
5.500% due 03/25/2015		1,000	1,051
5.750% due 11/16/2020		500	490
ING Bank NV
0.913% due 01/13/2012		13,600	13,626
1.297% due 03/15/2013		57,700	57,833
1.596% due 10/18/2013		26,700	26,941
5.000% due 06/09/2021		18,000	17,858
International Lease Finance Corp.
4.750% due 01/13/2012		1,200	1,220
5.300% due 05/01/2012		2,800	2,856
5.625% due 09/20/2013		1,800	1,834
5.875% due 05/01/2013		1,900	1,955
6.375% due 03/25/2013		2,000	2,070
6.500% due 09/01/2014		10,200	10,863

6.625% due 11/15/2013		10,500	10,920
6.750% due 09/01/2016		11,600	12,412
7.125% due 09/01/2018		21,100	22,682
Intesa Sanpaolo SpA
2.658% due 02/24/2014		22,100	22,063
3.625% due 08/12/2015		5,000	4,874
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,000	995
JPMorgan Chase & Co.
0.997% due 05/02/2014		52,000	52,059
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		9,000	9,150
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,831
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		3,900	1,058
6.875% due 05/02/2018 (a)		32,405	8,871
7.000% due 09/27/2027 (a)		4,500	1,198
7.500% due 05/11/2038 (a)		5,000	8
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	24,486
Merrill Lynch & Co., Inc.
1.004% due 02/21/2012	GBP	3,000	4,792
1.621% due 01/31/2014	EUR	2,000	2,836
1.699% due 08/09/2013		3,600	5,127
1.730% due 05/30/2014		4,700	6,616
2.276% due 09/27/2012		4,900	6,969
5.450% due 02/05/2013		$4,000	4,244
5.450% due 07/15/2014		8,200	8,832
5.571% due 10/04/2012		19,200	19,855
Morgan Stanley
0.590% due 01/09/2014		1,300	1,268
0.758% due 10/15/2015		1,500	1,421
1.253% due 04/29/2013		60,500	60,423
1.638% due 07/20/2012	EUR	1,200	1,734
1.711% due 04/13/2016		12,800	17,380
1.730% due 11/29/2013		7,900	11,171
1.760% due 03/01/2013		6,830	9,796
1.874% due 01/24/2014		$29,100	29,326
2.761% due 05/14/2013		63,600	65,335
National Australia Bank Ltd.
1.010% due 04/11/2014		23,500	23,494
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,823
Prudential Financial, Inc.
4.630% due 06/10/2013		32,500	32,594
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	515
Royal Bank of Scotland Group PLC
2.678% due 08/23/2013		22,200	22,784
3.000% due 12/09/2011		18,400	18,612
4.875% due 03/16/2015		300	311
Royal Bank of Scotland NV
0.952% due 03/09/2015		1,000	917
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	688
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		700	729
5.499% due 07/07/2015		1,000	1,061
SLM Corp.
0.504% due 10/25/2011		8,400	8,359
4.022% due 11/01/2016		2,975	2,628
4.302% due 04/01/2014		160	157
4.532% due 03/15/2015		60	58
4.682% due 03/01/2014		145	143
4.732% due 02/01/2014		1,134	1,128
4.802% due 01/31/2014		1,837	1,823
4.832% due 02/01/2014		40	40
4.982% due 11/01/2013		1,344	1,346
5.000% due 10/01/2013		13,425	13,966
5.000% due 04/15/2015		1,700	1,709
5.375% due 05/15/2014		900	937
6.250% due 01/25/2016		4,595	4,770
8.450% due 06/15/2018		4,000	4,394
Societe Generale S.A.
1.326% due 04/11/2014		45,000	44,612
Springleaf Finance Corp.
0.497% due 12/15/2011		700	691
3.250% due 01/16/2013	EUR	15,300	21,063
4.875% due 07/15/2012		$3,200	3,192
5.900% due 09/15/2012		300	302
SSIF Nevada LP
0.981% due 04/14/2014		39,100	39,132
Svenska Handelsbanken AB
1.248% due 09/14/2012		25,000	25,234
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	3,700	5,308
UBS AG
1.358% due 02/23/2012		$130,100	130,946
Ventas Realty LP
3.125% due 11/30/2015		1,000	991
Vita Capital III Ltd.
1.424% due 01/01/2012		7,900	7,844
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		800	855
Wachovia Bank N.A.
0.653% due 11/03/2014		1,200	1,181
Wachovia Corp.
1.570% due 02/13/2014	EUR	600	854
Wells Fargo & Co.
1.720% due 03/23/2016		2,000	2,842
7.980% due 03/29/2049		$6,300	6,836
Wells Fargo Capital X
5.950% due 12/01/2086		15,000	14,749
Westpac Banking Corp.
0.530% due 09/10/2014		10,400	10,421

			2,472,315

INDUSTRIALS 3.0%
ALROSA Finance S.A.
7.750% due 11/03/2020		2,500	2,725
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	526
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,326
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		4,400	4,337
AutoZone, Inc.
6.500% due 01/15/2014		3,100	3,474
Braskem Finance Ltd.
5.750% due 04/15/2021		500	506
7.250% due 06/05/2018		600	672
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	541
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		10,800	10,476
Charter Communications Operating LLC
8.000% due 04/30/2012		16,890	17,650
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,010
CSC Holdings LLC
8.500% due 06/15/2015		1,000	1,085
CSN Islands XI Corp.
6.875% due 09/21/2019		600	658
CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,270
CVS Pass-Through Trust
7.507% due 01/10/2032		5,846	6,946
DCP Midstream Operating LP
3.250% due 10/01/2015		500	503
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		7,000	7,078
DISH DBS Corp.
6.375% due 10/01/2011		18,600	18,809
7.000% due 10/01/2013		6,850	7,389
Dow Chemical Co.
2.518% due 08/08/2011		30,900	30,968
DR Horton, Inc.
5.625% due 09/15/2014		2,700	2,815
Ecopetrol S.A.
7.625% due 07/23/2019		1,000	1,202
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		2,500	2,656
7.288% due 08/16/2037		3,000	3,281
7.343% due 04/11/2013		5,800	6,351
8.146% due 04/11/2018		7,900	9,332
Georgia-Pacific LLC
7.125% due 01/15/2017		24,207	25,537
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,300	3,679
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,430
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	474
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	782	1,128
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$1,500	1,688
HCA, Inc.
7.250% due 09/15/2020		16,425	17,718
9.250% due 11/15/2016		27,725	29,562
9.625% due 11/15/2016 (b)		20,400	21,752
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	426
7.625% due 04/09/2019		2,500	2,975
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	627
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		8,136	8,553
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,000	1,080
Jones Group, Inc.
5.125% due 11/15/2014 (h)		10,000	10,125
Lennar Corp.
5.500% due 09/01/2014		1,500	1,511
Limited Brands, Inc.
6.900% due 07/15/2017		3,200	3,444
Lyondell Chemical Co.
11.000% due 05/01/2018		9,800	11,025
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	3,083
5.875% due 01/15/2013		2,000	2,138
7.450% due 07/15/2017		1,400	1,661
8.125% due 07/15/2015		13,000	15,486
Masco Corp.
5.850% due 03/15/2017		8,000	7,965
5.875% due 07/15/2012		3,000	3,104
New York Times Co.
5.000% due 03/15/2015		8,500	8,660

Noble Group Ltd.
4.875% due 08/05/2015		12,000	12,600
6.625% due 08/05/2020		1,100	1,130
6.750% due 01/29/2020		9,200	9,685
Novatek Finance Ltd.
5.326% due 02/03/2016		1,200	1,242
NXP BV
3.028% due 10/15/2013		1,304	1,302
4.077% due 10/15/2013	EUR	776	1,122
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$2,200	2,332
Office Depot, Inc.
6.250% due 08/15/2013		10,000	10,300
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,227
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,212
6.250% due 05/06/2018		19,200	21,623
Petrobras International Finance Co.
3.875% due 01/27/2016		10,300	10,535
5.875% due 03/01/2018		1,500	1,621
6.875% due 01/20/2040		2,000	2,140
7.875% due 03/15/2019		2,000	2,431
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	7,089
Petroleos Mexicanos
4.875% due 03/15/2015		600	652
5.500% due 01/21/2021		29,600	31,184
6.500% due 06/02/2041		15,300	15,601
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,303
Rexam PLC
6.750% due 06/01/2013		13,600	14,782
Reynolds American, Inc.
7.250% due 06/01/2012		15,000	15,848
Rohm and Haas Co.
5.600% due 03/15/2013		7,000	7,501
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,394
RR Donnelley & Sons Co.
4.950% due 04/01/2014		10,000	10,172
RZD Capital Ltd.
5.739% due 04/03/2017		3,400	3,625
Seagate Technology HDD Holdings
6.375% due 10/01/2011		7,500	7,594
Sealed Air Corp.
5.625% due 07/15/2013		10,000	10,514
Sonat, Inc.
7.625% due 07/15/2011		2,000	2,004
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,195
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,924
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,596
Transocean, Inc.
4.950% due 11/15/2015		29,400	31,821
U.S. Airways Group, Inc.
7.125% due 04/22/2025		3,100	3,100
Vale Overseas Ltd.
8.250% due 01/17/2034		4,000	4,914

			620,732

UTILITIES 0.5%
AES Corp.
7.375% due 07/01/2021		4,500	4,573
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,771
8.700% due 08/07/2018		22,200	27,361
BP Capital Markets PLC
1.550% due 08/11/2011		1,500	1,502
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,592
CenturyLink, Inc.
6.000% due 04/01/2017		10,803	11,279
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,200	1,202
France Telecom S.A.
3.000% due 07/25/2018 (d)	EUR	831	1,379
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$600	717
10.500% due 03/25/2014		1,000	1,195
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,616
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	441
Majapahit Holding BV
7.250% due 06/28/2017		700	799
NRG Energy, Inc.
7.375% due 01/15/2017		4,400	4,620
8.250% due 09/01/2020		10,100	10,352
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	980
5.000% due 10/19/2025		1,000	927
Qwest Corp.
8.875% due 03/15/2012		300	316
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		360	396
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,202
6.625% due 03/20/2017		1,000	1,086
7.250% due 02/02/2020		4,000	4,440
7.875% due 03/13/2018		1,500	1,729
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	10,000	103
1.500% due 05/30/2014		30,000	288
1.850% due 07/28/2014		30,000	287
4.500% due 03/24/2014	EUR	3,800	4,643
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	797

			97,593

Total Corporate Bonds & Notes (Cost $3,115,224)			3,190,640

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		9,200	9,269
ProLogis
2.250% due 04/01/2037		2,500	2,503

			11,772

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	4,020

Total Convertible Bonds & Notes (Cost $15,497)			15,792

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	3,023
5.125% due 06/01/2047		700	461
5.750% due 06/01/2047		6,400	4,684
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		6,700	6,919
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040		6,500	7,035
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		6,500	6,612
5.946% due 05/15/2045		4,600	4,449
6.296% due 05/15/2050		4,350	4,177

			37,360

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		6,085	6,107

ILLINOIS 0.0%
Will County, Illinois Crete-Monee Community Unit School District No. 201-U General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	5,388

NEVADA 0.1%
Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039		13,000	14,866

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039		12,000	12,528

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034		200	150
5.875% due 06/01/2047		10,200	7,451
6.000% due 06/01/2042		8,900	6,602

			14,203

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		31,600	1,673

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		1,330	1,347
6.125% due 06/01/2032		740	741

			2,088

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,608

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		12,420	9,211

Total Municipal Bonds & Notes (Cost $111,858)			106,032

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.246% due 07/25/2037		2,474	2,441
0.316% due 03/25/2036		1,008	937
0.367% due 04/25/2035		67	66
0.536% due 07/25/2021 - 05/25/2042		540	541
0.626% due 05/25/2036		310	311
0.631% due 02/25/2037		8,203	8,203
0.866% due 02/25/2041		31,568	31,845
1.495% due 06/01/2043 - 10/01/2044		2,775	2,799
1.554% due 04/01/2032		94	97
1.820% due 04/01/2027		117	122
2.125% due 04/01/2033		657	685
2.381% due 05/01/2035		508	533
2.400% due 02/01/2032		7	7
2.534% due 05/25/2035		79	83
2.549% due 02/01/2034		42	44
2.605% due 05/01/2036		145	152
2.715% due 11/01/2033		42	44
2.892% due 10/01/2033		11	11
2.985% due 04/01/2035		427	448
4.558% due 12/01/2036		271	283
4.774% due 09/01/2034		232	248
5.108% due 09/01/2034		109	114
5.950% due 02/25/2044		14	14
6.000% due 03/09/2020		2,800	2,829
6.500% due 06/25/2028		84	94
Federal Housing Administration
7.430% due 12/01/2020		57	57
Freddie Mac
0.226% due 12/25/2036		1,753	1,743
0.446% due 08/25/2031		460	447
0.457% due 01/15/2037		140	141
0.466% due 09/25/2031		1,153	1,095
0.537% due 12/15/2030		1,223	1,224
1.484% due 10/25/2044		5,487	5,512
1.495% due 02/25/2045		2,011	1,986
1.695% due 07/25/2044		432	422
2.469% due 01/01/2034		497	520
2.673% due 06/01/2033		461	485
3.104% due 01/01/2034		737	772
4.500% due 07/15/2020		2,000	2,173
6.259% due 09/01/2036		293	304
6.290% due 07/01/2036		309	320
6.500% due 01/25/2028		42	48
6.728% due 10/01/2036		264	277
7.000% due 10/15/2030		141	161
Ginnie Mae
0.586% due 06/16/2031 - 03/16/2032		96	96
1.750% due 12/20/2035		1,345	1,383
2.625% due 07/20/2035		57	59
NCUA Guaranteed Notes
0.640% due 10/07/2020		15,618	15,648
2.650% due 10/29/2020		5,206	5,198
Small Business Administration
5.902% due 02/10/2018		4,267	4,773

Total U.S. Government Agencies (Cost $96,334)			97,795

U.S. TREASURY OBLIGATIONS 85.7%
Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016		114,777	117,359
0.500% due 04/15/2015		1,764	1,840
0.625% due 04/15/2013		165,000	169,950
1.125% due 01/15/2021		188,097	195,283
1.250% due 04/15/2014		195,817	207,795
1.250% due 07/15/2020 (i)		453,375	479,479
1.375% due 07/15/2018		25,737	27,945
1.375% due 01/15/2020		325,699	349,210
1.750% due 01/15/2028		148,248	155,290
1.875% due 07/15/2013 (f)(h)		1,191,985	1,266,951
1.875% due 07/15/2015		453,696	500,378
1.875% due 07/15/2019		341,503	381,896
2.000% due 04/15/2012		355,146	362,998
2.000% due 01/15/2014 (f)(h)		1,270,296	1,369,240
2.000% due 07/15/2014		555,844	606,478
2.000% due 01/15/2016 (f)(i)		720,728	801,078
2.000% due 01/15/2026 (i)		705,429	771,398
2.125% due 01/15/2019		243,360	276,499
2.125% due 02/15/2040		4,577	4,979
2.125% due 02/15/2041		616,592	669,483
2.375% due 01/15/2017		106,408	121,413
2.375% due 01/15/2025 (h)(i)		1,234,880	1,420,112
2.375% due 01/15/2027		368,417	420,255
2.500% due 07/15/2016 (h)(i)		905,028	1,035,975
2.500% due 01/15/2029		277,013	322,201
2.625% due 07/15/2017 (h)(i)		881,091	1,025,025
3.000% due 07/15/2012		661,235	690,164
3.375% due 01/15/2012		414,345	423,505
3.375% due 04/15/2032 (i)		80,468	106,532
3.625% due 04/15/2028 (h)		1,179,825	1,554,789
3.875% due 04/15/2029 (h)		1,130,258	1,549,867

Total U.S. Treasury Obligations (Cost $16,826,443)			17,385,367

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
4.899% due 08/25/2035		3,511	3,037
5.351% due 10/25/2035		4,346	3,852
American General Mortgage Loan Trust
5.150% due 03/25/2058		10,983	11,328
American Home Mortgage Assets
0.376% due 05/25/2046		1,154	650
0.376% due 09/25/2046		956	509
0.396% due 10/25/2046		16,939	9,212
American Home Mortgage Investment Trust
1.896% due 09/25/2045		2,817	2,318
Arkle Master Issuer PLC
1.410% due 05/17/2060		1,200	1,199
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	8,331	12,073
2.874% due 11/19/2047		15,300	22,183
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$3,637	3,515
5.492% due 02/10/2051		530	568
5.634% due 04/10/2049		4,006	4,045
5.802% due 06/10/2049		10,000	10,768
5.924% due 05/10/2045		12,525	13,868
5.930% due 02/10/2051		10,000	10,874
Banc of America Funding Corp.
2.785% due 02/20/2036		25,242	23,309
5.753% due 10/25/2036 (a)		764	494
5.775% due 01/20/2047		980	654
5.837% due 01/25/2037		602	392
5.888% due 04/25/2037		458	322
Banc of America Large Loan, Inc.
0.697% due 08/15/2029		772	713
5.672% due 02/17/2051		6,800	7,440
Banc of America Mortgage Securities, Inc.
2.955% due 07/25/2035		3,313	2,741
5.076% due 12/25/2034		2,325	2,091
BCAP LLC Trust
0.356% due 01/25/2037		4,651	2,454
5.923% due 05/25/2037		3,900	3,056
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		4,778	4,515
2.400% due 08/25/2035		9,445	8,778
2.710% due 03/25/2035		15,645	14,725
2.731% due 03/25/2035		4,611	4,335
2.827% due 10/25/2035		3,000	2,613
2.860% due 02/25/2034		3,408	3,129
2.864% due 01/25/2034		853	845
3.070% due 01/25/2034		2,034	1,965
3.113% due 01/25/2035		4,247	3,808
3.279% due 11/25/2030		256	254
5.230% due 05/25/2047		4,512	3,273
5.649% due 02/25/2036		908	586
Bear Stearns Alt-A Trust
2.652% due 05/25/2035		159	133
2.787% due 08/25/2036 (a)		838	411
2.916% due 09/25/2035		230	168
4.189% due 08/25/2036 (a)		825	193
4.627% due 11/25/2036		2,485	1,584
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		4,041	4,032
5.853% due 06/11/2040		3,485	3,605
Chase Mortgage Finance Corp.
2.886% due 02/25/2037		412	367
2.912% due 02/25/2037		332	327
5.392% due 12/25/2035		6,653	6,323
Chaseflex Trust
0.686% due 06/25/2035		795	665
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		3,299	3,604
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		1,619	1,520
2.370% due 08/25/2035		5,659	5,401
2.450% due 08/25/2035		5,620	4,899
2.660% due 10/25/2035		4,474	3,697
2.660% due 12/25/2035		1,483	1,327
2.736% due 03/25/2034		572	571
4.986% due 07/25/2046		3,990	2,649
5.340% due 08/25/2035		3,439	3,328
5.661% due 09/25/2037		1,369	922

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		2,300	2,350
5.886% due 11/15/2044		6,400	6,986
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036		5,386	4,902
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		14,714	14,825
Countrywide Alternative Loan Trust
0.356% due 01/25/2037		1,340	728
0.366% due 02/20/2047		198	104
0.381% due 12/20/2046		12,125	6,473
0.396% due 07/20/2046		15,750	6,701
0.506% due 11/20/2035		1,720	1,054
0.886% due 10/25/2035		641	525
1.278% due 12/25/2035		3,502	2,179
5.621% due 02/25/2037		11,715	8,165
6.000% due 01/25/2037		7,054	4,538
6.000% due 02/25/2037		229	158
6.500% due 08/25/2032		2,637	2,576
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035		966	616
0.526% due 06/25/2035		7,233	6,560
2.793% due 01/20/2035		476	352
3.042% due 04/20/2035		569	534
4.840% due 02/25/2047		988	618
4.939% due 11/20/2034		1,028	959
5.023% due 03/25/2037		970	465
5.041% due 01/20/2035		430	410
5.141% due 04/25/2035		3,090	2,636
5.321% due 02/20/2036		541	389
5.374% due 04/20/2036		889	668
5.500% due 11/25/2035		1,308	1,223
5.500% due 04/25/2038		2,788	2,634
Credit Suisse First Boston Mortgage Securities Corp.
2.498% due 04/25/2034		478	454
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		1,650	1,603
5.467% due 09/15/2039		400	432
5.579% due 04/25/2037		726	409
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		418	252
Deutsche ALT-A Securities, Inc.
5.200% due 10/25/2035		668	491
Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047		1,944	1,941
5.225% due 06/26/2035		4,000	3,853
EMF-NL
2.082% due 04/17/2041	EUR	664	941
2.132% due 04/17/2041		7,500	9,734
2.182% due 04/17/2041		1,000	918
European Loan Conduit
1.570% due 05/15/2019		3,177	4,233
Extended Stay America Trust
2.950% due 11/05/2027		$12,859	12,793
First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		900	820
2.343% due 06/25/2034		1,548	1,391
6.250% due 08/25/2037		739	509
First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		2,911	2,445
First Republic Mortgage Loan Trust
0.487% due 08/15/2032		108	100
Fosse Master Issuer PLC
2.732% due 10/18/2054	EUR	500	727
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		$364	364
4.970% due 08/11/2036		1,122	1,136
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		600	648
Granite Master Issuer PLC
0.226% due 12/20/2054		13,307	12,615
0.276% due 12/20/2054		2,697	2,557
0.386% due 12/20/2054		3,558	3,373
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		732	678
0.266% due 01/25/2047 (a)		99	93
0.456% due 11/25/2045		17	10
Greenwich Capital Commercial Funding Corp.
0.330% due 11/05/2021		660	646
5.444% due 03/10/2039		1,200	1,288
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		1,860	1,840
1.317% due 03/06/2020		2,900	2,848
1.535% due 03/06/2020		17,100	16,625
GSR Mortgage Loan Trust
2.790% due 09/25/2035		23,952	22,937
2.794% due 09/25/2035		1,460	1,410
2.804% due 01/25/2036		8,476	6,971
5.163% due 11/25/2035		464	441
5.206% due 11/25/2035		4,591	4,085
Harborview Mortgage Loan Trust
0.376% due 07/21/2036		2,104	1,297
0.426% due 03/19/2036		2,066	1,229
0.436% due 01/19/2036		4,040	2,521
0.496% due 11/19/2035		2,531	1,659
0.526% due 06/20/2035		702	563
2.732% due 04/19/2034		536	526
Homebanc Mortgage Trust
0.456% due 10/25/2035		4,785	3,468
5.709% due 04/25/2037		1,600	859
Impac CMB Trust
1.086% due 10/25/2033		1,029	887
Indymac INDA Mortgage Loan Trust
5.156% due 11/25/2035		1,978	1,762
5.612% due 08/25/2036		1,500	1,103
Indymac INDB Mortgage Loan Trust
0.486% due 11/25/2035		468	200
Indymac Index Mortgage Loan Trust
0.386% due 06/25/2047		4,765	2,592
0.486% due 06/25/2037 (a)		791	275
2.664% due 12/25/2034		313	234
2.725% due 10/25/2034		1,602	1,495
4.970% due 09/25/2035		629	140
5.000% due 08/25/2035		1,167	837
5.088% due 01/25/2036		614	441
5.122% due 10/25/2035		523	396
5.244% due 06/25/2036		984	788
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	14,170
5.794% due 02/12/2051		1,210	1,314
5.932% due 02/12/2049		11,100	12,056
JPMorgan Mortgage Trust
2.842% due 07/25/2035		760	682
2.968% due 07/25/2035		422	402
4.637% due 12/25/2034		92	91
4.881% due 04/25/2035		327	305
5.262% due 10/25/2035		425	356
5.359% due 07/25/2035		5,108	5,022
5.370% due 08/25/2035		1,400	1,296
5.398% due 11/25/2035		1,580	1,510
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		7,069	7,693
5.424% due 02/15/2040		5,610	6,050
5.866% due 09/15/2045		14,500	15,779
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.487% due 06/15/2022		1,112	1,090
Luminent Mortgage Trust
0.366% due 12/25/2036		2,885	1,650
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		726	740
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046		4,341	2,445
2.447% due 12/25/2033		4,620	4,298
2.813% due 12/25/2033		196	176
2.836% due 11/21/2034		1,800	1,728
MASTR Alternative Loans Trust
0.586% due 03/25/2036		1,494	491
Mellon Residential Funding Corp.
0.617% due 08/15/2032		515	482
0.627% due 12/15/2030		707	654
0.667% due 06/15/2030		368	355
0.887% due 11/15/2031		541	500
2.610% due 10/20/2029		174	159
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		3,337	3,596
Merrill Lynch Floating Trust
0.257% due 06/15/2022		361	356
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		614	452
2.302% due 02/25/2033		2,896	2,699
2.545% due 02/25/2034		4,865	4,658
5.266% due 09/25/2035		916	809
5.426% due 12/25/2035		851	741
Merrill Lynch Mortgage Trust
5.863% due 05/12/2039		15,125	16,729
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		2,616	2,257
0.715% due 03/25/2030		171	155
0.756% due 11/25/2029		117	110
1.191% due 10/25/2035		2,288	1,886
1.653% due 10/25/2035		5,162	4,624
2.192% due 12/25/2034		2,158	2,118
4.250% due 10/25/2035		1,620	1,352
5.665% due 05/25/2036		4,563	4,312
Morgan Stanley Capital I
6.074% due 06/11/2049		2,960	3,239
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		569	381
Morgan Stanley Re-REMIC Trust
5.992% due 08/15/2045		5,000	5,475
New York Mortgage Trust
2.820% due 05/25/2036		1,000	800
Nomura Asset Acceptance Corp.
5.363% due 02/25/2036 (a)		491	304
5.820% due 03/25/2047		1,035	845
6.138% due 03/25/2047		959	787
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	15,062
Opera Finance PLC
1.049% due 04/25/2017	GBP	4,703	7,065
Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	8,900	12,928
Provident Funding Mortgage Loan Trust
2.654% due 04/25/2034		$107	103
2.695% due 08/25/2033		2,730	2,579

RBSCF Trust
5.305% due 01/16/2049		7,200	7,289
RBSSP Resecuritization Trust
2.214% due 07/26/2045		20,130	19,633
3.406% due 12/26/2036		4,430	4,443
Real Estate Capital PLC
1.049% due 07/25/2016	GBP	3,571	5,523
Residential Accredit Loans, Inc.
0.366% due 06/25/2046		$18,466	6,825
0.466% due 12/25/2045		2,981	1,628
1.638% due 09/25/2045		311	187
5.681% due 09/25/2035		891	613
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		163	73
0.636% due 12/25/2036 (a)		2,351	865
5.000% due 08/25/2019		763	763
5.500% due 06/25/2033		1,146	1,174
6.250% due 10/25/2036 (a)		2,843	1,942
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033		2,275	2,399
Sequoia Mortgage Trust
0.386% due 07/20/2036		4,852	3,833
0.536% due 10/19/2026		173	155
0.946% due 10/20/2027		301	273
0.986% due 10/20/2027		393	368
1.086% due 12/20/2032		417	378
Structured Adjustable Rate Mortgage Loan Trust
0.506% due 10/25/2035		2,105	1,390
1.695% due 01/25/2035		13	8
2.580% due 02/25/2034		1,048	978
2.638% due 08/25/2035		361	282
2.696% due 09/25/2035		2,555	2,121
5.027% due 09/25/2036		1,500	805
5.123% due 05/25/2036		1,500	1,285
5.253% due 11/25/2035		611	389
6.000% due 10/25/2037 (a)		780	343
Structured Asset Mortgage Investments, Inc.
0.306% due 08/25/2036		11,060	6,763
0.316% due 03/25/2037		389	224
0.376% due 07/25/2046		10,723	6,283
0.396% due 04/25/2036		2,151	1,320
0.396% due 05/25/2046		7,935	4,408
0.436% due 07/19/2035		1,161	927
0.496% due 12/25/2035		689	400
0.516% due 10/19/2034		13	11
0.536% due 03/19/2034		754	673
0.846% due 09/19/2032		736	643
Structured Asset Securities Corp.
5.500% due 05/25/2035		1,188	1,168
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		1,262	281
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		471	459
0.296% due 11/25/2046		238	235
0.306% due 10/25/2046		2,709	2,693
6.043% due 09/25/2037		20,040	19,987
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		12,208	11,078
0.277% due 09/15/2021		2,039	1,967
5.418% due 01/15/2045		1,230	1,336
WaMu Mortgage Pass-Through Certificates
0.446% due 11/25/2045		8,138	6,791
0.476% due 07/25/2045		75	61
0.476% due 10/25/2045		7,429	6,128
0.506% due 08/25/2045		8,196	6,739
0.526% due 01/25/2045		3,197	2,549
0.588% due 10/25/2044		1,044	813
0.978% due 03/25/2047		14,054	8,820
1.048% due 05/25/2047		1,729	1,162
1.098% due 12/25/2046		6,482	4,045
1.278% due 02/25/2046		1,134	856
1.478% due 11/25/2042		3	3
1.678% due 06/25/2042		360	288
2.255% due 03/25/2033		7,372	7,079
2.573% due 03/25/2034		360	351
2.576% due 06/25/2033		211	210
2.579% due 03/25/2035		460	427
2.590% due 12/25/2035		600	559
2.609% due 02/27/2034		3,102	3,102
2.725% due 03/25/2037		13,004	11,082
2.748% due 08/25/2035		532	526
2.765% due 09/25/2035		4,535	3,714
2.859% due 07/25/2046		51	38
5.028% due 01/25/2037		4,290	3,251
5.184% due 12/25/2035		1,954	1,823
5.239% due 04/25/2037		2,941	2,141
5.302% due 12/25/2036		2,690	1,985
5.405% due 02/25/2037		7,942	5,240
5.554% due 05/25/2037		7,091	5,452
5.959% due 08/25/2046		8,000	6,893
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.248% due 05/25/2046		3,278	1,759
Wells Fargo Mortgage-Backed Securities Trust
2.744% due 01/25/2035		3,100	2,740
2.745% due 01/25/2035		1,391	1,243
2.756% due 03/25/2036		7,116	6,079
2.770% due 04/25/2036		1,008	831
2.800% due 03/25/2035		1,535	1,459
2.802% due 04/25/2036		1,935	1,779
5.057% due 03/25/2036		1,204	1,192
5.205% due 10/25/2035		5,118	5,009
5.500% due 05/25/2022		2,735	2,709
5.500% due 12/25/2035		2,724	2,731
6.000% due 07/25/2036		2,000	1,946
6.000% due 08/25/2036		4,500	4,446

Total Mortgage-Backed Securities (Cost $895,173)			907,216

ASSET-BACKED SECURITIES 3.9%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,055	1,055
AMMC CDO
0.482% due 08/08/2017		15,668	15,137
0.482% due 05/03/2018		2,600	2,544
ARES CLO Funds
0.477% due 03/12/2018		20,776	20,292
0.544% due 04/20/2017		1,936	1,900
Armstrong Loan Funding Ltd.
0.823% due 08/01/2016		3,254	3,247
Asset-Backed Funding Certificates
0.536% due 06/25/2034		4,278	3,411
Avery Point CLO Ltd.
0.725% due 12/17/2015		611	599
BA Credit Card Trust
0.207% due 03/15/2014		1,575	1,574
Babson CLO Ltd.
0.517% due 11/10/2019		9,188	8,659
0.617% due 06/15/2016		1,056	1,032
Ballyrock CDO Ltd.
1.210% due 11/20/2015		800	756
Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036		1,035	739
0.516% due 01/25/2036		30	30
1.186% due 10/25/2037		1,530	947
1.436% due 08/25/2037		2,994	1,804
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		1,993	1,869
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		264	261
0.506% due 10/25/2035		141	132
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		1,215	1,204
Citibank Omni Master Trust
2.287% due 05/16/2016		76,600	77,539
2.937% due 08/15/2018		8,400	8,838
Clearwater Funding CBO
0.857% due 07/15/2013		428	415
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		807	860
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		712	696
0.236% due 06/25/2047		45	44
0.286% due 09/25/2047		1,159	1,142
0.336% due 02/25/2037		5,021	3,199
0.436% due 04/25/2036		4,731	4,175
0.576% due 11/25/2034		3,469	3,032
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		1,500	1,474
Denver Arena Trust
6.940% due 11/15/2019		418	429
Driver One GmbH
2.002% due 02/21/2017	EUR	2,052	2,980
Dryden Leveraged Loan CDO
0.508% due 05/22/2017		$4,942	4,727
0.786% due 12/22/2015		537	531
1.719% due 08/08/2022	EUR	8,500	11,493
Duane Street CLO
0.518% due 11/08/2017		$10,674	10,318
Equity One ABS, Inc.
0.486% due 04/25/2034		158	120
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		39	39
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	10,051	10,444
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$4,087	4,090
Galaxy CLO Ltd.
0.514% due 04/25/2019		4,537	4,295
Globaldrive BV
2.889% due 04/20/2018	EUR	251	369
3.000% due 07/20/2015		10,214	14,851
4.000% due 10/20/2016		40	59
Grayston CLO Ltd.
0.641% due 08/15/2016		$485	478
GSAMP Trust
0.556% due 03/25/2047		3,000	1,154
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	3,021	4,184
HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$4,837	4,449
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		95	91
0.456% due 02/25/2036		2,300	1,174
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		1,145	1,129

Hyundai Capital Auto Funding Ltd.
1.186% due 09/20/2016		4,000	3,974
Indymac Residential Asset-Backed Trust
0.316% due 04/25/2047		276	273
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		210	206
0.266% due 03/25/2037		478	451
Katonah Ltd.
0.566% due 09/20/2016		35,268	34,404
0.700% due 05/18/2015		2,409	2,357
0.796% due 02/20/2015		434	428
Lightpoint CLO Ltd.
1.261% due 02/15/2014		3,700	3,626
Long Beach Mortgage Loan Trust
0.646% due 04/25/2035		340	333
Magi Funding PLC
1.835% due 04/11/2021	EUR	13,199	17,895
Magnolia Funding Ltd.
3.000% due 04/20/2017		8,558	12,511
MBNA Credit Card Master Note Trust
0.437% due 12/16/2013		$2,000	2,000
Merrill Lynch Mortgage Investors, Inc.
0.266% due 09/25/2037		163	43
0.306% due 02/25/2037		251	135
Morgan Stanley ABS Capital I
0.986% due 07/25/2037		746	674
Morgan Stanley Dean Witter Capital I
1.536% due 02/25/2033		1,996	1,639
Morgan Stanley Home Equity Loan Trust
0.656% due 12/25/2034		1,400	1,289
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		650	462
6.000% due 07/25/2047		413	307
Mountain View Funding CLO
0.538% due 04/15/2019		992	950
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		2,400	2,300
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		713	702
Navigare Funding CLO Ltd.
0.520% due 05/20/2019		6,500	6,325
NYLIM Flatiron CLO Ltd.
0.604% due 10/20/2016		891	880
0.826% due 07/18/2015		944	937
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		3,600	3,438
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		1,293	1,254
Pacifica CDO Ltd.
0.534% due 01/26/2020		4,782	4,532
0.611% due 02/15/2017		3,359	3,287
0.640% due 05/13/2016		1,239	1,208
Panhandle-Plains Higher Education Authority, Inc.
0.758% due 10/01/2018		4,000	3,999
Park Place Securities, Inc.
0.836% due 10/25/2034		1,900	1,491
0.886% due 12/25/2034		580	557
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		26,574	26,556
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047		30	27
Renaissance Home Equity Loan Trust
0.686% due 12/25/2033		1,164	985
Residential Asset Securities Corp.
0.256% due 02/25/2037		42	42
SACO I, Inc.
0.306% due 05/25/2036		575	523
SC Germany Auto
2.308% due 08/12/2019	EUR	352	513
Sherwood Castle Funding PLC
1.004% due 06/15/2016	GBP	1,000	1,538
SLC Student Loan Trust
4.750% due 06/15/2033		$15,471	15,677
SLM Student Loan Trust
0.354% due 04/26/2021		376	375
0.404% due 04/25/2017		747	747
1.774% due 04/25/2023		258,785	267,440
1.837% due 12/15/2017		7,241	7,293
2.350% due 04/15/2039		5,261	5,275
3.437% due 05/16/2044		7,260	7,648
3.500% due 08/17/2043		48,124	48,250
4.500% due 11/16/2043		10,728	10,348
Soundview Home Equity Loan Trust
0.326% due 12/25/2036		2,000	1,610
Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		179	162
Stanfield Carrera CLO Ltd.
0.727% due 03/15/2015		1,197	1,176
Structured Asset Investment Loan Trust
0.546% due 10/25/2035		1,778	1,334
Structured Asset Securities Corp.
0.236% due 10/25/2036		12	12
0.476% due 01/25/2033		9	9
1.694% due 04/25/2035		554	446
Velocity CLO Ltd.
0.608% due 08/22/2016		793	777
WaMu Asset-Backed Certificates
0.236% due 01/25/2037		98	94
Whitney CLO Ltd.
0.544% due 03/01/2017		2,388	2,309
Wind River CLO Ltd.
0.576% due 12/19/2016		10,970	10,591
Wood Street CLO BV
1.763% due 03/29/2021	EUR	6,455	8,918

Total Asset-Backed Securities (Cost $768,581)			781,552

SOVEREIGN ISSUES 6.8%
Australia Government CPI Linked Bond
2.500% due 09/20/2030 (d)	AUD	40,300	43,838
3.000% due 09/20/2025 (d)		81,800	97,810
4.000% due 08/20/2015 (d)		52,500	96,488
4.000% due 08/20/2020 (d)		52,700	94,672
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,930
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2014		38,873	50,620
6.000% due 05/15/2017		3,839	4,941
Canada Government Bond
2.750% due 09/01/2016	CAD	11,700	12,344
Export-Import Bank of Korea
0.523% due 10/04/2011		$17,150	17,155
4.000% due 01/29/2021		2,700	2,497
4.125% due 09/09/2015		3,100	3,242
5.125% due 06/29/2020		3,300	3,354
8.125% due 01/21/2014		500	574
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	122,600	176,776
4.500% due 03/07/2013	GBP	4,643	7,582
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (d)	EUR	167,051	240,157
2.100% due 09/15/2021 (d)		249,267	338,285
2.600% due 09/15/2023 (d)		24,698	34,770
Korea Development Bank
4.375% due 08/10/2015		$600	630
Mexico Government International CPI Linked Bond
4.000% due 06/13/2019	MXN	380,299	35,490
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	75,500	87,269
Qatar Government International Bond
5.250% due 01/20/2020		$20,000	21,420
6.400% due 01/20/2040		11,100	12,321

Total Sovereign Issues (Cost $1,301,673)			1,384,165

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		203,176	354
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	9,434

Total Convertible Preferred Securities (Cost $20,376)			9,788

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		5,000	4,700
Citigroup Capital XIII
7.875% due 10/30/2040		80,000	2,222
GMAC Capital Trust I
8.125% due 02/15/2040		500,000	12,845

Total Preferred Securities (Cost $19,203)			19,767

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
CERTIFICATES OF DEPOSIT 0.7%
Abbey National Treasury Services PLC
1.602% due 06/10/2013		$25,000	25,014
Banco Do Brasil S.A.
0.000% due 11/15/2011		13,250	13,298
Itau Unibanco S.A.
0.000% due 08/11/2011		50,000	49,930
0.000% due 09/12/2011		15,600	15,565
0.000% due 03/02/2012		18,400	18,216
Royal Bank of Scotland Group PLC
1.653% due 10/15/2012		11,700	11,856

			133,879

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		19,000	19,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $19,215. Repurchase proceeds are $19,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		8,552	8,552
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $8,725. Repurchase proceeds are $8,552.)

			27,552

SHORT-TERM NOTES 0.0%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		6,100	6,049

JAPAN TREASURY BILLS 2.0%
0.104% due 07/19/2011 - 08/08/2011 (c)	JPY	32,290,000	401,057

U.S. TREASURY BILLS 0.1%
0.039% due 08/11/2011 - 09/08/2011 (c)(f)(g)		$9,783	9,783

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
		229,265	2,297

Total Short-Term Instruments (Cost $570,132)			580,617

PURCHASED OPTIONS (k) 0.0%
(Cost $4,577)			6,843

Total Investments 121.4% (Cost $23,876,303)			$24,617,655
Written Options (l) (0.2%) (Premiums $50,824)			(34,062)
Other Assets and Liabilities (Net) (21.2%)			(4,297,032)

Net Assets 100.0%			$20,286,561

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $22,120 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $6,430 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,283,181 at a weighted average interest rate of 0.128%. On June 30, 2011, securities valued at $1,695,202 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $18,431 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	205	$301
90-Day Euribor June Futures	Long	06/2012	541	467
90-Day Euribor March Futures	Long	03/2013	205	309
90-Day Euribor September Futures	Long	09/2012	179	241
90-Day Eurodollar December Futures	Long	12/2011	2,048	694
90-Day Eurodollar December Futures	Long	12/2012	2,132	(196)
90-Day Eurodollar June Futures	Long	06/2012	3,312	2,061
90-Day Eurodollar March Futures	Long	03/2012	5,617	4,395
90-Day Eurodollar March Futures	Long	03/2013	1,638	(906)
90-Day Eurodollar September Futures	Long	09/2011	3,899	872
90-Day Eurodollar September Futures	Long	09/2012	2,676	1,089
Euro-Bund 10-Year Bond September Futures	Long	09/2011	471	(284)

				$9,043

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.332%		$3,100	$(63)	$0	$(63)
CenturyLink, Inc.	BCLY	(1.850%	)	06/20/2017	2.239%		10,803	220	0	220
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.281%		10,000	257	0	257
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	0.666%		1,000	(13)	0	(13)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	1.801%		3,800	73	207	(134)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	0.666%		1,000	(13)	0	(13)
DR Horton, Inc.	DUB	(1.000%	)	09/20/2014	1.715%		2,700	59	149	(90)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.210%		2,000	(161)	0	(161)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	1.378%		5,000	(271)	0	(271)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.403%		4,000	(25)	85	(110)
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	3.019%		2,500	82	0	82
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.771%		400	(20)	(13)	(7)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.019%		4,100	135	0	135
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	3.019%		3,900	135	0	135
Intesa Sanpaolo SpA	CITI	(1.000%	)	09/20/2015	1.461%		5,000	91	157	(66)
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	0.504%		1,200	(7)	4	(11)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	2.481%		10,000	485	320	165
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	1.660%		2,500	73	76	(3)
Lennar Corp.	BNP	(5.000%	)	09/20/2014	2.808%		1,500	(103)	(50)	(53)
Limited Brands, Inc.	BCLY	(4.910%	)	09/20/2017	2.493%		1,200	(161)	0	(161)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.493%		2,000	(70)	0	(70)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.348%		2,000	(74)	0	(74)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	0.830%		3,000	(760)	0	(760)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	1.251%		400	(20)	0	(20)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.251%		1,000	(50)	0	(50)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.204%		3,000	(41)	0	(41)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	0.840%		10,000	(676)	0	(676)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	0.782%		3,000	(9)	68	(77)
Masco Corp.	CITI	(1.920%	)	03/20/2017	3.078%		8,000	459	0	459
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.958%		1,000	34	58	(24)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.958%		7,500	(823)	(735)	(88)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.822%		10,000	(485)	96	(581)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.318%		1,500	(8)	0	(8)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.868%		3,500	39	0	39
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.868%		11,000	102	0	102
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.318%		1,500	(18)	0	(18)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.868%		3,500	(39)	0	(39)
ProLogis	CITI	(1.000%	)	06/20/2012	0.391%		2,500	(16)	53	(69)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%		10,600	(213)	0	(213)
Rexam PLC	CITI	(1.450%	)	06/20/2013	0.456%		3,000	(60)	0	(60)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	0.329%		12,500	(99)	0	(99)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.102%		7,000	(46)	0	(46)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.653%		1,000	(13)	(2)	(11)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.646%		8,550	314	0	314
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	2.035%		10,000	295	669	(374)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.260%		10,000	46	0	46
Springleaf Finance Corp.	GSC	(5.000%	)	03/20/2013	3.722%	EUR	13,500	(433)	1,454	(1,887)
Springleaf Finance Corp.	RBS	(1.820%	)	12/20/2017	6.142%		$5,000	906	0	906
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.641%		3,000	(92)	0	(92)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	0.813%		3,500	(58)	0	(58)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.370%		6,000	(69)	0	(69)

								$(1,204)	$2,596	$(3,800)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%	$200	$1	$(14)	$15
BP Capital Markets America, Inc.	CITI	5.000%	06/20/2015	0.676%	250	42	4	38
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%	2,200	27	(57)	84
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%	400	71	7	64
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.203%	300	1	(22)	23
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.203%	200	3	(5)	8
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	19,600	53	(219)	272
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%	21,000	(751)	(626)	(125)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	28,200	76	(302)	378
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%	7,800	21	(89)	110
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%	21,800	58	(310)	368
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.053%	2,000	(175)	(244)	69
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%	1,300	(114)	(157)	43
Egypt Government International Bond	HSBC	1.000%	03/20/2016	3.053%	1,000	(87)	(122)	35
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%	5,400	(471)	(669)	198
Emirate of Abu Dhabi Government Bond	CITI	1.000%	03/20/2016	0.882%	3,500	20	(3)	23
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%	2,100	13	(16)	29
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%	2,500	14	(12)	26
France Government Bond	BCLY	0.250%	12/20/2015	0.700%	2,400	(47)	(48)	1
France Government Bond	BOA	0.250%	12/20/2015	0.700%	27,700	(538)	(630)	92
France Government Bond	CITI	0.250%	06/20/2015	0.624%	27,200	(393)	(614)	221
France Government Bond	CITI	0.250%	12/20/2015	0.700%	20,000	(389)	(550)	161
France Government Bond	DUB	0.250%	06/20/2015	0.624%	21,600	(312)	(708)	396
France Government Bond	JPM	0.250%	06/20/2015	0.624%	17,700	(256)	(625)	369
France Government Bond	JPM	0.250%	12/20/2015	0.700%	38,600	(750)	(776)	26
France Government Bond	RBS	0.250%	12/20/2015	0.700%	10,400	(202)	(202)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%	9,500	88	200	(112)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%	3,200	30	67	(37)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%	41,000	381	877	(496)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%	51,000	474	1,128	(654)
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.141%	2,700	7	12	(5)
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.141%	2,300	5	10	(5)
MetLife, Inc.	BOA	1.000%	09/20/2013	0.730%	1,900	13	(92)	105
MetLife, Inc.	SOG	1.000%	09/20/2013	0.730%	12,900	81	(603)	684
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%	10,500	43	(112)	155
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%	1,000	5	(6)	11
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%	1,000	4	(5)	9
Qatar Government International Bond	CITI	1.000%	03/20/2016	0.913%	1,500	6	(10)	16
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.913%	1,500	6	(13)	19
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%	5,000	21	(34)	55

Qatar Government International Bond	HSBC	1.000%	06/20/2016	0.946%		1,000	3	(7)	10
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%		2,000	8	(5)	13
Qatar Government International Bond	RBS	1.000%	03/20/2016	0.913%		1,000	4	(1)	5
Republic of Italy Government Bond	BNP	1.000%	03/20/2014	1.353%		4,000	(37)	(55)	18
Spain Government International Bond	BNP	1.000%	03/20/2016	2.571%		25,300	(1,680)	(1,548)	(132)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		5,000	(332)	(285)	(47)
Spain Government International Bond	BOA	1.000%	06/20/2016	2.589%		36,600	(2,566)	(2,342)	(224)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,200	(79)	(68)	(11)
Spain Government International Bond	MSC	1.000%	03/20/2016	2.571%		1,800	(120)	(102)	(18)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	332,400	(758)	(823)	65
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2013	14.724%		35,000	(90)	(87)	(3)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		17,000	(31)	(35)	4
United Kingdom Gilt	BNP	1.000%	12/20/2015	0.534%		$14,800	305	347	(42)
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.590%		7,500	150	170	(20)
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%		19,000	392	221	171
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		6,000	124	141	(17)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		20,500	423	144	279
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		16,900	348	392	(44)
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.478%		5,600	116	62	54
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%		12,300	254	129	125
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.478%		23,000	475	222	253

							$(6,012)	$(9,120)	$3,108

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$23,200	$2,857	$3,144	$(287)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	77,800	9,580	10,658	(1,078)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	34,300	4,224	5,007	(783)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015	15,700	1,933	2,159	(226)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	24,500	3,016	3,462	(446)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	9,900	1,311	1,336	(25)
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	15,100	141	11	130
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	12,900	120	93	27
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	321,900	1,300	643	657

					$24,482	$26,513	$(2,031)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	29,100	$1,073	$0	$1,073
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		21,700	915	0	915
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		65,300	1,726	0	1,726
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	47,600	(1,162)	(347)	(815)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(2,160)	(38)	(2,122)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	307	99	208
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		10,100	61	21	40
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,400	324	116	208
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		75,000	(227)	(2)	(225)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		75,400	(200)	(68)	(132)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		99,900	922	295	627
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		147,700	2,561	1,187	1,374
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		191,300	758	(116)	874
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		29,700	545	264	281
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	7,558	(792)	8,350
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	300	30	270
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	3,682	237	3,445
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		74,500	262	(350)	612
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		309,900	1,251	186	1,065
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		104,100	420	145	275
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		90,300	458	0	458
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		90,900	609	(231)	840
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		141,000	1,406	573	833
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$11,200	(245)	(64)	(181)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		700	(24)	4	(28)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		149,000	(4,976)	5,990	(10,966)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		35,600	(1,188)	1,324	(2,512)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		35,600	(1,188)	1,225	(2,413)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		95,600	(3,193)	559	(3,752)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		33,400	1,032	698	334
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		112,300	3,469	2,153	1,316
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		7,200	223	(23)	246
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		37,400	1,155	215	940

							$16,454	$13,290	$3,164

(k)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$428,200	$1,455	$2,245
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	284,300	689	689
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	745,600	2,433	3,909

							$4,577	$6,843

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	1,612	$387	$(357)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	1,261	417	(270)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	393	130	(165)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	393	181	(35)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	841	538	(61)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	841	394	(659)

				$2,047	$(1,547)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$856,400	$1,520	$(500)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	284,300	1,622	(1,680)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	1,491,200	2,527	(870)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,000	103	(79)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,700	352	(272)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	34,600	222	(182)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,324,900	10,664	(6,976)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	17,100	150	(65)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	287,300	2,979	(1,099)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	216,000	2,401	(826)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	127,000	1,408	(486)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	87,500	796	(335)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	241,900	2,680	(926)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	82,300	165	(128)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	82,300	327	(191)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	(1)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	113,300	628	(383)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	113,300	628	(364)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	284,800	1,965	(1,714)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	284,800	3,218	(2,494)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	0

							$34,966	$(19,571)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$12,500	$63	$(6)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	36,300	78	(81)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	36,300	149	(19)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	15,200	59	(34)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	15,200	70	(8)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	11,000	59	(6)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	32,200	145	(39)

						$623	$(193)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	112,600	$1,035	$(323)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$117,900	$623	$(763)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011	136,300	692	(882)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011	267,200	2,968	(4,331)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011	305,700	3,324	(5,011)

					$7,607	$(10,987)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$172,600	$1,458	$(462)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	(738)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	(105)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	(136)

						$4,546	$(1,441)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	216,138	07/2011	DUB	$0	$(5,878)	$(5,878)
Sell	BRL	76,884	08/2011	BCLY	0	(857)	(857)
Buy		76,884	08/2011	RBS	1,239	0	1,239
Buy		76,884	09/2011	BCLY	841	0	841
Buy	CAD	110,339	09/2011	DUB	2,185	0	2,185
Buy		45,068	09/2011	RBC	940	0	940
Buy	CNY	16,306	11/2011	BCLY	5	(5)	0
Buy		68,760	11/2011	CITI	55	0	55
Buy		5,048	11/2011	HSBC	0	(2)	(2)
Buy		35,905	11/2011	JPM	0	(14)	(14)
Buy		3,308	11/2011	RBS	2	0	2
Buy		6,009	02/2012	BCLY	0	(4)	(4)
Buy		171,443	02/2012	DUB	261	0	261
Buy		334,608	02/2012	JPM	747	0	747
Sell	EUR	21,070	07/2011	BCLY	76	(16)	60
Buy		23,910	07/2011	BNP	473	0	473
Sell		94,331	07/2011	BNP	3	(1,913)	(1,910)
Buy		15,455	07/2011	CITI	68	(346)	(278)
Sell		92,917	07/2011	CITI	565	(1,332)	(767)
Sell		21,089	07/2011	HSBC	0	(334)	(334)
Sell		250	07/2011	JPM	0	(1)	(1)
Sell		217,389	07/2011	MSC	0	(1,786)	(1,786)

Buy		1,865	07/2011	RBC	4	0	4
Sell		17,001	07/2011	RBC	0	(399)	(399)
Sell		238,994	07/2011	RBS	885	(3,460)	(2,575)
Sell		276,910	07/2011	UBS	0	(6,363)	(6,363)
Buy		1,855	09/2011	RBS	20	0	20
Sell	GBP	43,161	09/2011	UBS	1,659	0	1,659
Buy	IDR	317,854,400	10/2011	CITI	2,298	0	2,298
Buy		145,040,000	10/2011	GSC	1,043	0	1,043
Buy		50,000,000	01/2012	BOA	185	0	185
Buy		23,000,000	01/2012	CITI	76	0	76
Buy		44,572,400	01/2012	JPM	74	0	74
Buy	INR	34,360	08/2011	BCLY	7	0	7
Buy		1,010,300	08/2011	DUB	933	0	933
Buy		2,606,000	08/2011	HSBC	2,229	0	2,229
Buy		1,545,520	08/2011	JPM	946	0	946
Buy		3,982,172	08/2011	RBS	3,147	0	3,147
Sell	JPY	10,430,000	07/2011	CITI	0	(5,333)	(5,333)
Sell		5,964,280	07/2011	JPM	0	(2,887)	(2,887)
Sell		63,280	07/2011	RBC	7	0	7
Sell		21,860,000	08/2011	RBS	0	(3,064)	(3,064)
Buy	KRW	70,407,000	08/2011	CITI	1,644	0	1,644
Buy		107,000,000	08/2011	JPM	2,088	0	2,088
Buy		65,045,118	08/2011	SOG	966	0	966
Buy		24,000,000	11/2011	GSC	351	0	351
Buy	MXN	7,079	07/2011	CITI	4	0	4
Sell		425,363	07/2011	CITI	0	(12)	(12)
Buy		882,074	07/2011	HSBC	2,043	0	2,043
Sell		117,786	07/2011	HSBC	17	0	17
Buy		121	07/2011	MSC	0	0	0
Sell		346,124	07/2011	MSC	14	0	14
Buy		425,363	11/2011	CITI	25	0	25
Buy		346,124	11/2011	MSC	0	(7)	(7)
Buy	MYR	82,572	08/2011	BCLY	672	0	672
Buy		82,270	08/2011	CITI	613	0	613
Buy		23,847	08/2011	HSBC	159	0	159
Buy		14,000	08/2011	JPM	99	0	99
Buy		31,032	11/2011	CITI	0	(155)	(155)
Buy	NZD	4,221	07/2011	DUB	102	0	102
Buy	PHP	1,930,815	11/2011	BCLY	872	0	872
Buy		616,600	11/2011	CITI	265	0	265
Buy		1,701,121	03/2012	CITI	0	(96)	(96)
Buy		1,365,000	03/2012	JPM	0	(39)	(39)
Buy	SGD	4,500	09/2011	BCLY	144	0	144
Buy		10,400	09/2011	CITI	335	0	335
Buy		38,000	09/2011	DUB	229	0	229
Buy		20,020	09/2011	GSC	35	0	35
Buy		25,820	09/2011	JPM	418	0	418
Buy		28,500	09/2011	RBS	514	0	514
Buy		11,000	09/2011	UBS	0	0	0
Buy		2,394	12/2011	CITI	50	0	50

					$32,632	$(34,303)	$(1,671)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$127,132	$4,949	$132,081
Corporate Bonds & Notes
Banking & Finance	0	2,464,471	7,844	2,472,315
Industrials	0	610,554	10,178	620,732
Utilities	0	97,593	0	97,593
Convertible Bonds & Notes
Banking & Finance	0	11,772	0	11,772
Industrials	0	4,020	0	4,020
Municipal Bonds & Notes
California	0	37,360	0	37,360
District of Columbia	0	6,107	0	6,107
Illinois	0	5,388	0	5,388
Nevada	0	14,866	0	14,866
New York	0	12,528	0	12,528
Ohio	0	14,203	0	14,203
Puerto Rico	0	1,673	0	1,673
Rhode Island	0	2,088	0	2,088
Texas	0	2,608	0	2,608
West Virginia	0	9,211	0	9,211
U.S. Government Agencies	0	82,090	15,705	97,795
U.S. Treasury Obligations	0	17,385,367	0	17,385,367
Mortgage-Backed Securities	0	904,160	3,056	907,216
Asset-Backed Securities	0	750,001	31,551	781,552
Sovereign Issues	0	1,384,165	0	1,384,165
Convertible Preferred Securities
Banking & Finance	9,788	0	0	9,788
Preferred Securities
Banking & Finance	2,222	17,545	0	19,767
Short-Term Instruments
Certificates of Deposit	0	133,879	0	133,879
Repurchase Agreements	0	27,552	0	27,552
Short-Term Notes	0	6,049	0	6,049
Japan Treasury Bills	0	401,057	0	401,057
U.S. Treasury Bills	0	9,783	0	9,783
PIMCO Short-Term Floating NAV Portfolio	2,297	0	0	2,297
Purchased Options
Interest Rate Contracts	0	6,843	0	6,843
	$14,307	$24,530,065	$73,283	$24,617,655

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	8,774	0	8,774
Foreign Exchange Contracts	0	32,632	0	32,632
Interest Rate Contracts	10,429	26,310	0	36,739
	$10,429	$67,716	$0	$78,145

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(11,690)	0	(11,690)
Foreign Exchange Contracts	0	(34,626)	0	(34,626)
Interest Rate Contracts	(1,386)	(44,264)	(12,428)	(58,078)

	$(1,386)	$(90,580)	$(12,428)	$(104,394)

Totals	$23,350	$24,507,201	$60,855	$24,591,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Investments, at value
Bank Loan Obligations	$4,960	$0	$0	$0	$0	$(11)	$0	$0	$4,949	$(11)
Corporate Bonds & Notes
Banking & Finance	7,815	0	0	0	0	29	0	0	7,844	29
Industrials	7,210	3,100	0	(25)	0	(107)	0	0	10,178	(107)
U.S. Government Agencies	16,366	0	(671)	0	0	10	0	0	15,705	10
Mortgage-Backed Securities	0	3,036	0	1	0	19	0	0	3,056	19
Asset-Backed Securities	139,197	21,013	(10,200)	163	94	2,420	0	(121,136)	31,551	154
Sovereign Issues	173,309	0	0	4	0	3,463	0	(176,776)	0	0

	$348,857	$27,149	$(10,871)	$143	$94	$5,823	$0	$(297,912)	$73,283	$94
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(15,203)	$0	$0	$0	$0	$2,775	$0	$0	$(12,428)	$2,775

Totals	$333,654	$27,149	$(10,871)	$143	$94	$8,598	$0	$(297,912)	$60,855	$2,869

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
Community Health Systems, Inc.
2.441% due 07/25/2014		$2	$2
2.504% due 07/25/2014		998	966
Delphi Automotive LLP
3.500% due 05/17/2017		684	688
Ford Motor Co.
2.940% due 12/15/2013		873	873
Georgia-Pacific Corp.
2.246% due 12/21/2012		11	11
2.250% due 12/21/2012		1,489	1,489
HCA, Inc.
2.746% due 05/02/2016		2,000	1,975
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	200	291
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		$473	475
The Weather Channel, Inc.
4.250% due 02/11/2017		499	501
United Airlines, Inc.
3.000% due 02/01/2012		1,000	989
Vodafone Group PLC
6.875% due 08/11/2015		300	311
6.875% due 08/17/2015		10	11

Total Bank Loan Obligations (Cost $8,559)			8,582

CORPORATE BONDS & NOTES 28.0%
BANKING & FINANCE 25.7%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		200	199
ABN AMRO Bank NV
2.043% due 01/30/2014		4,400	4,495
Ally Financial, Inc.
2.454% due 12/01/2014		1,100	1,053
3.466% due 02/11/2014		1,800	1,770
3.646% due 06/20/2014		100	98
4.500% due 02/11/2014		600	602
6.750% due 12/01/2014		500	519
6.875% due 09/15/2011		6,900	6,960
7.500% due 09/15/2020		1,000	1,050
8.300% due 02/12/2015		2,800	3,136
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,835
5.850% due 01/16/2018		200	210
8.175% due 05/15/2068		1,100	1,206
ASIF Global Financing XIX
4.900% due 01/17/2013		300	314
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,328
Banco Santander Brasil S.A.
2.346% due 03/18/2014		6,600	6,639
4.250% due 01/14/2016		1,600	1,612
Bank of America Corp.
0.924% due 06/11/2012	GBP	2,800	4,463
1.693% due 01/30/2014		$1,500	1,505
Barclays Bank PLC
0.450% due 09/11/2017		900	867
6.050% due 12/04/2017		300	318
7.434% due 09/29/2049		100	103
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,332
BM&FBovespa S.A.
5.500% due 07/16/2020		3,000	3,122
BPCE S.A.
2.018% due 02/07/2014		9,000	9,069
Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,573
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,000
Citigroup, Inc.
1.733% due 01/13/2014		2,000	2,014
Commonwealth Bank of Australia
0.525% due 09/17/2014		3,500	3,506
0.975% due 03/17/2014		4,400	4,419
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		2,800	2,803
Credit Agricole S.A.
1.724% due 01/21/2014		9,000	9,131
Danske Bank A/S
1.331% due 04/14/2014		7,500	7,506
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	752
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$500	501
7.000% due 10/01/2013		1,900	2,035
7.500% due 08/01/2012		7,000	7,332
8.000% due 06/01/2014		500	549
GATX Financial Corp.
5.800% due 03/01/2016		300	328
HSBC Bank PLC
1.076% due 01/17/2014		6,900	6,942
HSBC Finance Corp.
0.528% due 01/15/2014		11,000	10,827
ICICI Bank Ltd.
4.750% due 11/25/2016		700	702
ING Bank NV
1.297% due 03/15/2013		6,800	6,816
1.596% due 10/18/2013		20,000	20,181
International Lease Finance Corp.
6.375% due 03/25/2013		3,800	3,933
6.500% due 09/01/2014		300	320
6.750% due 09/01/2016		300	321
7.125% due 09/01/2018		600	645
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	4,975
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		800	750
LeasePlan Corp. NV
3.000% due 05/07/2012		400	409
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	27
6.875% due 05/02/2018 (a)		900	246
7.500% due 05/11/2038 (a)		5,000	7
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		4,300	4,293
5.450% due 02/05/2013		2,000	2,122
MetLife Institutional Funding II
1.201% due 04/04/2014		13,100	13,139
Morgan Stanley
1.874% due 01/24/2014		17,200	17,334
National Australia Bank Ltd.
1.010% due 04/11/2014		11,400	11,397
Nationwide Building Society
1.730% due 12/22/2016	EUR	3,200	4,417
Nordea Bank AB
1.181% due 01/14/2014		$7,500	7,571
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		5,400	5,400
Pacific Life Global Funding
5.150% due 04/15/2013		400	426
RCI Banque S.A.
2.155% due 04/11/2014		7,500	7,520
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		500	506
SLM Corp.
5.050% due 11/14/2014		500	500
6.250% due 01/25/2016		13,800	14,325
Societe Generale S.A.
1.326% due 04/11/2014		8,000	7,931
SSIF Nevada LP
0.981% due 04/14/2014		11,400	11,409
Stone Street Trust
5.902% due 12/15/2015		7,000	7,341
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		900	897
Ventas Realty LP
3.125% due 11/30/2015		3,300	3,269
Vita Capital III Ltd.
1.424% due 01/01/2012		300	298
Wachovia Corp.
5.228% due 05/25/2012	AUD	9,900	10,544
Wells Fargo Capital XIII
7.700% due 12/29/2049		$700	717
Westpac Banking Corp.
0.976% due 03/31/2014		22,500	22,542

			320,253

INDUSTRIALS 2.3%
American Airlines, Inc.
10.500% due 10/15/2012		4,600	4,905
Charter Communications Operating LLC
8.000% due 04/30/2012		2,100	2,194
CSC Holdings LLC
8.500% due 06/15/2015		2,600	2,821
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		1,000	1,011
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	314
7.343% due 04/11/2013		200	219
Georgia-Pacific LLC
7.125% due 01/15/2017		1,000	1,055
HCA, Inc.
9.250% due 11/15/2016		900	960
9.625% due 11/15/2016 (b)		1,600	1,706
Lyondell Chemical Co.
11.000% due 05/01/2018		600	675
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	486
Petroleos Mexicanos
5.500% due 01/21/2021		400	422
U.S. Airways Group, Inc.
7.125% due 04/22/2025		500	500
Volkswagen International Finance NV
0.757% due 10/01/2012		11,000	11,033

			28,301

UTILITIES 0.0%
AES Corp.
7.375% due 07/01/2021		300	305
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	19
1.850% due 07/28/2014		2,000	19

			343

Total Corporate Bonds & Notes (Cost $351,386)			348,897

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
Long Beach, California Unified School District General Obligation Notes, Series 2011
5.914% due 08/01/2025		$2,500	2,583

ILLINOIS 0.1%
Chicago, Illinois Airport Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 01/01/2018		500	558

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	74

Total Municipal Bonds & Notes (Cost $3,137)			3,215

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.866% due 02/25/2041		3,147	3,175
1.000% due 02/17/2026		16,400	16,399
1.495% due 09/01/2044 - 10/01/2044		79	79
Freddie Mac
0.787% due 12/15/2037		3,849	3,881
6.259% due 09/01/2036		278	289
6.290% due 07/01/2036		294	304
6.728% due 10/01/2036		252	264
NCUA Guaranteed Notes
0.750% due 12/08/2020		1,621	1,630
2.650% due 10/29/2020		2,947	2,943

Total U.S. Government Agencies (Cost $28,890)			28,964

U.S. TREASURY OBLIGATIONS 93.9%
Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016		6,927	7,083
1.125% due 01/15/2021 (h)		57,260	59,447
1.250% due 07/15/2020 (h)(i)		162,392	171,742
1.375% due 07/15/2018		3,858	4,189
1.375% due 01/15/2020 (h)(i)		48,042	51,510
1.625% due 01/15/2018		11,270	12,398
1.750% due 01/15/2028 (h)(i)		38,565	40,397
1.875% due 07/15/2015		578	637
1.875% due 07/15/2019		15,797	17,665
2.000% due 01/15/2014 (f)		27,989	30,170
2.000% due 07/15/2014		239	260
2.000% due 01/15/2016 (f)		36,950	41,069
2.000% due 01/15/2026 (h)		47,696	52,156
2.125% due 01/15/2019		4,399	4,998
2.125% due 02/15/2040		26,453	28,772
2.125% due 02/15/2041		26,080	28,318
2.375% due 01/15/2017		7,025	8,015
2.375% due 01/15/2025 (h)(i)		113,821	130,895
2.375% due 01/15/2027 (h)(i)		102,635	117,076
2.500% due 07/15/2016		8,573	9,814
2.500% due 01/15/2029		50,251	58,448
2.625% due 07/15/2017		16,708	19,437
3.000% due 07/15/2012 (f)		30,265	31,589
3.375% due 01/15/2012 (f)		22,921	23,428
3.375% due 04/15/2032		22,549	29,853
3.625% due 04/15/2028 (h)(i)		60,926	80,289
3.875% due 04/15/2029 (h)		79,359	108,821

Total U.S. Treasury Obligations (Cost $1,147,001)			1,168,476

MORTGAGE-BACKED SECURITIES 6.4%
Arran Residential Mortgages Funding PLC
2.624% due 11/19/2047	EUR	7,600	11,027
2.874% due 11/19/2047		2,200	3,190
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$137	133
5.492% due 02/10/2051		210	225
5.802% due 06/10/2049		137	141
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		5,852	5,434
BCAP LLC Trust
5.000% due 11/25/2036		3,000	3,063
BCRR Trust
4.230% due 12/22/2028		80	80
4.230% due 04/22/2035		892	891
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		42	39
2.400% due 08/25/2035		71	66
2.710% due 03/25/2035		121	114
2.731% due 03/25/2035		37	35
3.113% due 01/25/2035		475	426
Chase Mortgage Finance Corp.
4.625% due 02/25/2034		1,453	1,476
5.392% due 12/25/2035		444	422
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		48	46
2.450% due 08/25/2035		81	70
2.660% due 12/25/2035		35	32
2.736% due 03/25/2034		394	393
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	109
Countrywide Alternative Loan Trust
0.356% due 05/25/2047		7,047	4,666
Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		288	261
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	216
Eclipse Ltd.
0.989% due 01/25/2020	GBP	3,990	5,428
European Loan Conduit
1.570% due 05/15/2019	EUR	2,625	3,497
Extended Stay America Trust
2.950% due 11/05/2027		$2,968	2,952
Fosse Master Issuer PLC
1.619% due 10/18/2054		6,300	6,291
Granite Master Issuer PLC
0.226% due 12/20/2054		335	317
1.489% due 12/20/2054	EUR	1,471	2,023
GS Mortgage Securities Corp. II
1.535% due 03/06/2020		$1,000	972
4.592% due 08/10/2043		1,100	1,107
GSR Mortgage Loan Trust
2.794% due 09/25/2035		292	282
2.804% due 01/25/2036		496	408
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	5,000	7,280
Homebanc Mortgage Trust
0.456% due 10/25/2035		$447	324
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	227
JPMorgan Mortgage Trust
5.180% due 06/25/2035		2,543	2,524
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	226
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	108
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		254	228
Morgan Stanley Capital I
6.074% due 06/11/2049		330	361
Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	800	1,162
RBSSP Resecuritization Trust
2.214% due 07/26/2045		$5,946	5,799
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		708	317
Structured Adjustable Rate Mortgage Loan Trust
5.500% due 12/25/2034		1,353	1,254
5.759% due 03/25/2036		907	642
Thornburg Mortgage Securities Trust
6.043% due 09/25/2037		2,559	2,552
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	229
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		574	490
5.205% due 10/25/2035		323	316

Total Mortgage-Backed Securities (Cost $79,434)			79,970

ASSET-BACKED SECURITIES 6.3%
AMMC CDO
0.482% due 05/03/2018		500	489
ARES CLO Funds
0.477% due 03/12/2018		426	416
0.544% due 04/20/2017		293	288
Avery Point CLO Ltd.
0.725% due 12/17/2015		180	176
Babson CLO Ltd.
0.517% due 11/10/2019		967	912
0.581% due 11/15/2016		723	706
0.617% due 06/15/2016		264	258
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		498	467
Callidus Debt Partners Fund Ltd.
0.536% due 04/17/2020		2,489	2,403
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		169	167
Citibank Omni Master Trust
2.287% due 05/16/2016		3,100	3,138
2.937% due 08/15/2018		7,000	7,365
Countrywide Asset-Backed Certificates
0.366% due 07/25/2036		913	785
0.436% due 04/25/2036		269	237
Cumberland CLO Ltd.
0.517% due 11/10/2019		865	832
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		203	199
Dryden Leveraged Loan CDO
0.786% due 12/22/2015		96	95
Duane Street CLO
0.518% due 11/08/2017		582	563
Galaxy CLO Ltd.
0.514% due 04/25/2019		493	467
Grayston CLO Ltd.
0.641% due 08/15/2016		121	119
Gulf Stream Compass CLO Ltd.
0.638% due 07/15/2016		270	266
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	302	418
Hillmark Funding
0.508% due 05/21/2021		$5,900	5,500

HSI Asset Securitization Corp. Trust
0.456% due 02/25/2036		500	255
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		273	269
Katonah Ltd.
0.566% due 09/20/2016		2,245	2,190
0.700% due 05/18/2015		268	262
0.796% due 02/20/2015		75	74
Magi Funding PLC
1.835% due 04/11/2021	EUR	1,208	1,638
Mountain View Funding CLO
0.538% due 04/15/2019		$496	475
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		500	479
NYLIM Flatiron CLO Ltd.
0.826% due 07/18/2015		152	151
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		500	477
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		359	348
Pacifica CDO Ltd.
0.611% due 02/15/2017		4,618	4,519
0.640% due 05/13/2016		282	275
Park Place Securities, Inc.
0.866% due 12/25/2034		1,879	1,773
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		2,743	2,741
Premium Loan Trust Ltd.
0.654% due 10/25/2014		138	136
Race Point CLO
0.811% due 05/15/2015		327	323
Saxon Asset Securities Trust
4.034% due 06/25/2033		331	307
SLC Student Loan Trust
4.750% due 06/15/2033		7,736	7,838
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	6,423	8,858
1.741% due 09/15/2021		3,398	4,822
2.107% due 08/15/2016		$465	466
3.500% due 08/17/2043		5,492	5,507
6.187% due 07/15/2042		6,916	6,585
Velocity CLO Ltd.
0.608% due 08/22/2016		198	195
Wind River CLO Ltd.
0.576% due 12/19/2016		769	743
Wood Street CLO BV
1.763% due 03/29/2021	EUR	246	340

Total Asset-Backed Securities (Cost $77,931)			78,312

SOVEREIGN ISSUES 9.0%
Australia Government
2.500% due 09/20/2030 (d)	AUD	12,700	13,815
3.000% due 09/20/2025 (d)		26,300	31,447
4.000% due 08/20/2020 (d)		200	359
Export-Import Bank of Korea
1.300% due 03/13/2012		$2,500	2,500
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	8,800	12,689
4.500% due 03/07/2013	GBP	300	490
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (d)	EUR	720	1,036
2.100% due 09/15/2021 (d)		36,458	49,478
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	500	578

Total Sovereign Issues (Cost $107,870)			112,392

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	318

Total Convertible Preferred Securities (Cost $300)			318

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.0%
CERTIFICATES OF DEPOSIT 3.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$4,200	4,234
Barclays Bank PLC
1.392% due 12/16/2011		1,500	1,507
Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		8,100	8,100
Itau Unibanco S.A.
0.000% due 07/07/2011		10,000	9,998
0.000% due 12/12/2011		4,900	4,871
0.000% due 03/02/2012		11,000	10,890

			39,600

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011		1,395	1,395

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,425. Repurchase proceeds are $1,395.)
SHORT-TERM NOTES 0.3%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		4,100	4,066
Pacific Gas & Electric Co.
0.870% due 10/11/2011		200	200

			4,266

JAPAN TREASURY BILLS 1.9%
0.104% due 08/01/2011	JPY	1,890,000	23,475

U.S. TREASURY BILLS 0.1%
0.061% due 07/07/2011 - 09/29/2011 (c)(f)(g)		$1,140	1,140

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 6.4%
		7,940,309	79,554

Total Short-Term Instruments (Cost $148,962)			149,430

PURCHASED OPTIONS (k) 0.0%
(Cost $349)			543

Total Investments 159.0% (Cost $1,953,819)			$1,979,099
Written Options (l) (0.1%) (Premiums $2,224)			(1,494)
Other Assets and Liabilities (Net) (58.9%)			(732,863)

Net Assets 100.0%			$1,244,742

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $44,244 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $850 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $224,535 at a weighted average interest rate of 0.128%. On June 30, 2011, securities valued at $481,345 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $1,026 and cash of $11 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	86	$30
90-Day Eurodollar December Futures	Long	12/2012	113	(8)
90-Day Eurodollar June Futures	Long	06/2012	448	254
90-Day Eurodollar March Futures	Long	03/2012	272	186
90-Day Eurodollar March Futures	Long	03/2013	78	(44)
90-Day Eurodollar September Futures	Long	09/2011	238	44
90-Day Eurodollar September Futures	Long	09/2012	101	55

				$517

(j) Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	1.557%	$300	$7	$0	$7
International Lease Finance Corp.	GSC	(5.000%	)	03/20/2013	2.517%	3,800	(165)	(175)	10

							$(158)	$(175)	$17

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	$500	$3	$(3)	$6
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%	600	(22)	(20)	(2)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%	1,200	3	(14)	17
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%	1,000	5	(7)	12
France Government Bond	BCLY	0.250%	12/20/2015	0.700%	1,000	(20)	(20)	0
France Government Bond	BOA	0.250%	12/20/2015	0.700%	800	(15)	(19)	4
France Government Bond	CITI	0.250%	06/20/2015	0.624%	400	(6)	(10)	4
France Government Bond	CITI	0.250%	12/20/2015	0.700%	400	(8)	(11)	3
France Government Bond	DUB	0.250%	06/20/2015	0.624%	700	(10)	(23)	13
France Government Bond	JPM	0.250%	06/20/2015	0.624%	500	(7)	(17)	10
France Government Bond	RBS	0.250%	12/20/2015	0.700%	200	(3)	(3)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%	200	2	4	(2)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%	100	1	2	(1)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%	1,400	13	30	(17)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%	12,800	85	(4)	89

Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		400	3	8	(5)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		400	3	8	(5)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		200	1	(2)	3
Qatar Government International Bond	MSC	1.000%	06/20/2016	0.946%		1,000	3	(7)	10
Spain Government International Bond	BOA	1.000%	06/20/2016	2.589%		11,000	(771)	(652)	(119)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		600	(40)	(34)	(6)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	3,900	(8)	(8)	0
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.590%		$500	10	11	(1)
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		600	12	14	(2)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,000	20	12	8
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		800	16	18	(2)

							$(730)	$(747)	$17

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amoun t(4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$4,300	$529	$578	$(49)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	500	62	75	(13)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015	600	73	82	(9)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	700	86	99	(13)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	2,800	372	378	(6)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	15,700	63	30	33

					$1,185	$1,242	$(57)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	1,700	$(42)	$(24)	$(18)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(17)	(17)	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,500	48	17	31
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(6)	0	(6)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		1,100	(3)	(1)	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,500	51	15	36
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		2,000	34	16	18
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		15,000	60	(13)	73
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		9,000	165	80	85
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	127	13	114
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	86	2	84
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,300	19	(25)	44
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,300	5	1	4
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,400	9	3	6
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,500	11	(5)	16
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,700	18	7	11
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		$6,000	(131)	(32)	(99)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		2,000	62	42	20
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		19,100	590	353	237
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		3,400	105	(11)	116

							$1,191	$421	$770

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	47,759	1-Month USD-LIBOR less a specified spread	$269,864	08/31/2011	BOA	$(9,074)
Receive	DWRTFT Index	56,562	1-Month USD-LIBOR less a specified spread	319,603	10/31/2011	BOA	(10,747)
Pay	DWRTFT Index	24,201	1-Month USD-LIBOR less a specified spread	136,750	11/30/2011	BOA	4,611
Receive	DWRTFT Index	29,300	1-Month USD-LIBOR less a specified spread	165,560	11/30/2011	BOA	(5,574)
Receive	DWRTFT Index	3,900	1-Month USD-LIBOR less a specified spread	22,036	04/30/2012	BOA	(741)
Pay	DWRTFT Index	6,221	1-Month USD-LIBOR less a specified spread	35,155	08/31/2011	CSFB	1,181
Receive	DWRTFT Index	61,618	1-Month USD-LIBOR less a specified spread	348,174	08/31/2011	CSFB	(11,697)
Receive	DWRTFT Index	58,735	1-Month USD-LIBOR less a specified spread	331,882	01/31/2012	CSFB	(10,802)

							$(42,843)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k) Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call- OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$35,800	$122	$188
Put- OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	7,400	18	18
Call- OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	64,400	209	337

							$349	$543

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	55	$17	$(12)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	55	17	(12)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	33	11	(14)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	33	15	(3)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	29	14	(23)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	29	19	(2)

				$93	$(66)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$71,600	$127	$(42)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	7,400	42	(44)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	128,800	217	(75)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,700	12	(9)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,500	269	(176)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,000	81	(31)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,700	65	(22)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	45	(15)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,900	54	(23)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	6,700	74	(25)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	28,100	56	(44)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	28,100	112	(65)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	10,800	58	(65)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	1,900	21	(17)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	8,900	45	(19)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	300	2	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	21,200	176	(156)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	21,200	294	(271)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	0

							$1,753	$(1,099)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$800	$2	$(2)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	800	3	0
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	600	2	(2)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	600	3	0
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	700	4	0
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	2,200	10	(3)

						$24	$(7)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	6,700	$67	$(19)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$4,300	$23	$(28)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	2,900	15	(19)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	6,300	70	(102)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	7,300	79	(119)

					$187	$(268)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(3)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	(12)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	900	12	(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	(17)

						$100	$(35)

(m)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (8)
Treasury Inflation Protected Securities	1.125%	01/15/2021	$19,440	$19,923	$(20,197)
Treasury Inflation Protected Securities	3.875%	04/15/2029	15,361	21,000	(21,189)

				$40,923	$(41,386)

(8)	Market value includes $140 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	38,314	07/2011	DUB	$0	$(1,042)	$(1,042)
Sell	BRL	4,193	08/2011	BCLY	0	(47)	(47)
Buy		4,193	08/2011	UBS	75	0	75
Buy		4,193	09/2011	BCLY	46	0	46
Buy	CAD	4,773	09/2011	DUB	95	0	95
Buy		1,949	09/2011	RBC	41	0	41
Buy	CNY	5,984	02/2012	DUB	8	0	8
Sell	EUR	3,226	07/2011	BNP	6	0	6
Sell		35,045	07/2011	CITI	0	(1,094)	(1,094)
Sell		23,156	07/2011	CSFB	0	(171)	(171)
Sell		21,074	07/2011	JPM	0	(136)	(136)
Buy		8,234	07/2011	RBS	0	(26)	(26)
Sell		16,717	07/2011	RBS	0	(183)	(183)
Sell		20	07/2011	UBS	0	0	0
Buy		1,259	09/2011	RBS	13	0	13
Sell	GBP	6,594	09/2011	UBS	253	0	253
Buy	IDR	13,035,200	10/2011	CITI	91	0	91
Buy		5,827,500	10/2011	GSC	42	0	42
Buy		11,579,100	01/2012	CITI	44	0	44
Buy	INR	64,198	08/2011	BCLY	12	0	12
Buy		467,833	08/2011	CITI	314	0	314
Buy		38,400	08/2011	DUB	35	0	35
Buy		77,248	08/2011	JPM	24	0	24
Buy		91,838	11/2011	BCLY	24	0	24
Sell	JPY	313,586	07/2011	JPM	0	(152)	(152)
Sell		2,035	07/2011	RBC	0	0	0
Sell		1,890,000	08/2011	JPM	0	(335)	(335)
Buy	KRW	8,173,110	08/2011	CITI	135	0	135
Buy		9,000,000	08/2011	JPM	239	0	239
Buy	MXN	28,315	07/2011	CITI	18	0	18
Buy		48,757	07/2011	HSBC	94	0	94
Buy		19,704	07/2011	MSC	53	0	53
Sell		96,775	07/2011	MSC	0	(50)	(50)
Buy		96,775	11/2011	MSC	57	0	57
Buy	MYR	3,604	08/2011	BCLY	29	0	29
Buy		3,050	08/2011	CITI	23	0	23
Buy		945	08/2011	HSBC	6	0	6
Buy		500	08/2011	JPM	4	0	4
Buy		1,360	11/2011	CITI	0	(6)	(6)
Buy	PHP	46,532	11/2011	BCLY	21	0	21
Buy		14,800	11/2011	CITI	6	0	6
Buy		85,743	03/2012	CITI	0	(9)	(9)
Buy	SGD	807	09/2011	BCLY	26	0	26
Buy		400	09/2011	CITI	13	0	13
Buy		1,700	09/2011	DUB	4	0	4
Buy		1,000	09/2011	GSC	2	0	2
Buy		1,175	09/2011	JPM	8	0	8
Buy		1,200	09/2011	RBS	17	0	17
Buy		600	09/2011	UBS	0	0	0
Buy		4,537	12/2011	CITI	95	0	95

					$1,973	$(3,251)	$(1,278)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$8,582	$0	$8,582
Corporate Bonds & Notes
Banking & Finance	0	319,955	298	320,253
Industrials	0	26,790	1,511	28,301
Utilities	0	343	0	343
Municipal Bonds & Notes
California	0	2,583	0	2,583
Illinois	0	558	0	558
West Virginia	0	74	0	74
U.S. Government Agencies	0	27,334	1,630	28,964
U.S. Treasury Obligations	0	1,168,476	0	1,168,476
Mortgage-Backed Securities	0	79,970	0	79,970
Asset-Backed Securities	0	68,771	9,541	78,312
Sovereign Issues	0	112,392	0	112,392
Convertible Preferred Securities
Banking & Finance	318	0	0	318
Short-Term Instruments
Certificates of Deposit	0	39,600	0	39,600
Repurchase Agreements	0	1,395	0	1,395
Short-Term Notes	0	4,266	0	4,266
Japan Treasury Bills	0	23,475	0	23,475
U.S. Treasury Bills	0	1,140	0	1,140
PIMCO Short-Term Floating NAV Portfolio	79,554	0	0	79,554
Purchased Options
Interest Rate Contracts	0	543	0	543

	$79,872	$1,886,247	$12,980	$1,979,099

Short Sales, at value	$0	$(41,386)	$0	$(41,386)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	0	5,792	0	5,792
Credit Contracts	0	229	0	229
Foreign Exchange Contracts	0	1,973	0	1,973
Interest Rate Contracts	569	895	0	1,464

	$569	$8,889	$0	$9,458

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(48,635)	0	(48,635)
Credit Contracts	0	(259)	0	(259)
Foreign Exchange Contracts	0	(3,270)	0	(3,270)
Interest Rate Contracts	(52)	(1,290)	(303)	(1,645)

	$(52)	$(53,454)	$(303)	$(53,809)

Totals	$80,389	$1,800,296	$12,677	$1,893,362

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,697	$0	$0	$0	$0	$1	$0	$(5,400)	$298	$1
Industrials	1,030	500	0	(4)	0	(15)	0	0	1,511	(15)
U.S. Government Agencies	1,660	0	(31)	0	0	1	0	0	1,630	1
Asset-Backed Securities	21,136	1,622	(1,643)	27	31	199	0	(11,831)	9,541	79
Sovereign Issues	12,440	0	0	0	0	249	0	(12,689)	0	0

	$41,963	$2,122	$(1,674)	$23	$31	$435	$0	$(29,920)	$12,980	$66
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(369)	$0	$0	$0	$0	$66	$0	$0	$(303)	$66

Totals	$41,594	$2,122	$(1,674)	$23	$31	$501	$0	$(29,920)	$12,677	$132

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2010 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 92.5%
PIMCO
CommodityRealReturn Strategy Fund®	26,791	$234
PIMCO EqS Emerging Markets Fund	23,324	237
PIMCO EqS Pathfinder FundTM	22,181	236
PIMCO Global Advantage Strategy Bond Fund	36,590	422
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	79,046	560
PIMCO Low Duration Fund	117,584	1,235
PIMCO Real Return Fund	208,464	2,433
PIMCO RealEstateRealReturn Strategy Fund	122,215	609
PIMCO Small Cap StocksPLUS® TR Fund	5,907	47
PIMCO StocksPLUS® Fund	39,338	349
PIMCO Total Return Fund	249,474	2,742

Total Mutual Funds (Cost $9,480)		9,104

EXCHANGE-TRADED FUNDS 1.9%
Vanguard MSCI Emerging Markets ETF	3,900	190

Total Exchange-Traded Funds (Cost $190)		190

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
U.S. TREASURY BILLS 1.0%
0.030% due 10/20/2011 (c)	$98	98

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
	1,073	11

Total Short-Term Instruments (Cost $109)		109

PURCHASED OPTIONS (e) 3.4%
(Cost $169)		332

Total Investments 98.9% (Cost $9,948)		$9,735
Other Assets and Liabilities (Net) 1.1%		107

Net Assets 100.0%		$9,842

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $98 have been pledged as collateral for futures contracts on June 30, 2011. On Month 30, 2011, there were no open futures contracts.

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$550	$(5)	$(5)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	20	1	1	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	60	4	3	1
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049	20	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	1	1	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	25	2	2	0

						$3	$2	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	9	$10	$7
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	5	10	9

				$20	$16

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$450	$5	$4
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		1,130	42	42
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	107
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	150

								$125	$303

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	MSC		$1.200	12/05/2011	EUR	300	$1	$1
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		410	20	11
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		$1,100	1	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		520	1	0
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		900	1	1

							$24	$13

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	2	$0	$0

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	49	07/2011	CITI	$1	$0	$1
Sell		13	07/2011	CSFB	0	0	0
Sell		11	07/2011	JPM	0	0	0
Sell		9	07/2011	RBS	0	0	0
Sell	GBP	45	09/2011	UBS	2	0	2
Buy	JPY	5,094	07/2011	BOA	1	0	1
Sell		27,631	07/2011	JPM	0	(14)	(14)

					$4	$(14)	$(10)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$9,104	$0	$0	$9,104
Exchange-Traded Funds	190	0	0	190
Short-Term Instruments
U.S. Treasury Bills	0	98	0	98
PIMCO Short-Term Floating NAV Portfolio	11	0	0	11
Purchased Options
Equity Contracts	16	0	0	16
Foreign Exchange Contracts	1	12	0	13
Interest Rate Contracts	0	303	0	303
	$9,322	$413	$0	$9,735

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	4	0	4
	$0	$6	$0	$6

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(14)	0	(14)

	$0	$(15)	$0	$(15)

Totals	$9,322	$404	$0	$9,726
(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 75.1%
PIMCO CommodityRealReturn Strategy Fund®	8,724	$76
PIMCO EqS Emerging Markets Fund	7,483	76
PIMCO EqS Pathfinder FundTM	7,160	76
PIMCO Global Advantage Strategy Bond Fund	11,342	131
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	22,593	152
PIMCO Real Return Fund	60,111	702
PIMCO RealEstateRealReturn Strategy Fund	21,436	107
PIMCO Small Cap StocksPLUS® Total Return Fund	2,881	23
PIMCO StocksPLUS® Fund	20,608	183
PIMCO Total Return Fund	69,381	763

Total Mutual Funds (Cost $2,289)		2,289

EXCHANGE-TRADED FUNDS 3.0%
Vanguard MSCI Emerging Markets ETF	1,900	92

Total Exchange-Traded Funds (Cost $92)		92

PURCHASED OPTIONS (c) 0.1%
(Cost $4)		4

Total Investments 78.2% (Cost $2,385)		$2,385
Other Assets and Liabilities (Net) 21.8%		665

Net Assets 100.0%		$3,050

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	4	$3	$3

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	UBS	JPY	90.000	10/03/2011	USD	300	$1	$1

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	1	$0	$0

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$2,289	$0	$0	$2,289
Exchange-Traded Funds	92	0	0	92
Purchased Options
Equity Contracts	1	3	0	4
	$2,382	$3	$0	$2,385

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 85.7%
PIMCO CommodityRealReturn Strategy Fund®	38,444	$336
PIMCO EqS Emerging Markets Fund	54,811	559
PIMCO EqS Pathfinder FundTM	52,126	555
PIMCO Global Advantage Strategy Bond Fund	44,075	509
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	98,744	699
PIMCO Real Return Fund	216,195	2,523
PIMCO RealEstateRealReturn Strategy Fund	125,953	627
PIMCO Small Cap StocksPLUS® TR Fund	14,030	111
PIMCO StocksPLUS® Fund	130,636	1,160
PIMCO Total Return Fund	233,352	2,565

Total Mutual Funds (Cost $10,012)		9,644

EXCHANGE-TRADED FUNDS 3.3%
Vanguard MSCI Emerging Markets ETF	7,665	373

Total Exchange-Traded Funds (Cost $370)		373

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
U.S. TREASURY BILLS 6.2%
0.030% due 10/13/2011	$700	700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 1.0%
	11,121	111

Total Short-Term Instruments (Cost $812)		811

PURCHASED OPTIONS (d) 3.1%
(Cost $194)		352

Total Investments 99.3% (Cost $11,388)		$11,180
Other Assets and Liabilities (Net) 0.7%		78

Net Assets 100.0%		$11,258

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$670	$(6)	$(5)	$(1)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	50	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	30	2	2	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	90	5	4	1
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049	30	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	35	2	2	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	35	1	1	0

						$6	$5	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	18	$20	$14
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	6	12	11

				$32	$25

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$530	$6	$5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		1,300	48	48
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	107
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	150

								$132	$310

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	MSC		$1.200	12/05/2011	EUR	350	$1	$1
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		520	26	15
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		$1,300	1	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		610	1	0
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		1,100	1	1

							$30	$17

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	2	$0	$0

(e)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	56	07/2011	CITI	$1	$0	$1
Buy		2	07/2011	CSFB	0	0	0
Buy		2	07/2011	JPM	0	0	0
Sell	GBP	45	09/2011	UBS	2	0	2
Buy	JPY	5,944	07/2011	BOA	1	0	1
Sell		32,904	07/2011	JPM	0	(16)	(16)

					$4	$(16)	$(12)

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$0	$0	$0
Mutual Funds	9,644	0	0	9,644
Exchange-Traded Funds	373	0	0	373
Short-Term Instruments
U.S. Treasury Bills	0	700	0	700
PIMCO Short-Term Floating NAV Portfolio	111	0	0	111
Purchased Options
Equity Contracts	25	0	0	25
Foreign Exchange Contracts	1	16	0	17
Interest Rate Contracts	0	310	0	310
	$10,154	$1,026	$0	$11,180

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	4	0	4
	$0	$6	$0	$6

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(16)	0	(16)

	$0	$(17)	$0	$(17)

Totals	$10,154	$1,015	$0	$11,169

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 77.2%
PIMCO CommodityRealReturn Strategy Fund®	12,214	$107
PIMCO EqS Emerging Markets Fund	14,966	153
PIMCO EqS Pathfinder FundTM	14,319	152
PIMCO Global Advantage Strategy Bond Fund	13,203	152
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	33,889	229
PIMCO Real Return Fund	44,430	518
PIMCO RealEstateRealReturn Strategy Fund	36,747	183
PIMCO Small Cap StocksPLUS® TR Fund	4,802	38
PIMCO StocksPLUS® Fund	34,347	305
PIMCO Total Return Fund	47,179	519

Total Mutual Funds (Cost $2,356)		2,356

EXCHANGE-TRADED FUNDS 4.5%
Vanguard MSCI Emerging Markets ETF	2,800	136

Total Exchange-Traded Funds (Cost $136)		136

PURCHASED OPTIONS (c) 0.2%
(Cost $5)		5

Total Investments 81.9% (Cost $2,497)		$2,497
Other Assets and Liabilities (Net) 18.1%		553

Net Assets 100.0%		$3,050

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	6	$5	$5

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	UBS	JPY	90.000	10/03/2011	$300	$0	$0

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	1	$0	$0

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$2,356	$0	$0	$2,356
Exchange-Traded Funds	136	0	0	136
Purchased Options
Equity Contracts	5	0	0	5
	$2,497	$0	$0	$2,497

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 75.1%
PIMCO CommodityRealReturn Strategy Fund®	39,401	$345
PIMCO EqS Emerging Markets Fund	39,359	401
PIMCO EqS Pathfinder FundTM	37,431	399
PIMCO Global Advantage Strategy Bond Fund	44,498	514
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	134,350	951
PIMCO Long-Term U.S. Government Fund	19,157	204
PIMCO Real Return Fund	73,463	857
PIMCO RealEstateRealReturn Strategy Fund	120,359	599
PIMCO Small Cap StocksPLUS® TR Fund	15,015	119
PIMCO StocksPLUS® Fund	114,515	1,017
PIMCO Total Return Fund	81,349	894

Total Mutual Funds (Cost $6,763)		6,300

EXCHANGE-TRADED FUNDS 5.4%
Vanguard MSCI Emerging Markets ETF	9,385	456

Total Exchange-Traded Funds (Cost $441)		456

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.4%
SHORT-TERM NOTES 7.1%
Fannie Mae
0.010% due 07/25/2011	$100	100
0.010% due 09/21/2011	100	100
0.070% due 08/17/2011	100	100
Freddie Mac
0.010% due 08/26/2011	100	100
0.035% due 08/01/2011	100	100
0.050% due 08/08/2011	100	100

		600

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 7.3%
	60,904	610

Total Short-Term Instruments (Cost $1,210)		1,210

PURCHASED OPTIONS (e) 4.0%
(Cost $178)		337

Total Investments 98.9% (Cost $8,592)		$8,303
Other Assets and Liabilities (Net) 1.1%		94

Net Assets 100.0%		$8,397

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $3 has been pledged as collateral for the following open futures contract on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note September Futures	Short	09/2011	2	$0

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$610	$(5)	$(5)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	20	1	1	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	65	3	3	0
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049	20	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	1	1	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	25	2	2	0

						$3	$2	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	21	$23	$16
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	4	8	7

				$31	$23

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$520	$5	$5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		990	37	37
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	106
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	150

								$120	$298

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	MSC		$1.200	12/05/2011	EUR	250	$1	$1
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		460	23	13
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		$1,000	1	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		450	0	0
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		800	1	1

							$26	$15

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	2	$1	$1

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	43	07/2011	CITI	$1	$0	$1
Buy		29	07/2011	CSFB	0	0	0
Buy		24	07/2011	JPM	0	0	0
Buy		19	07/2011	RBS	0	0	0
Sell	GBP	45	09/2011	UBS	2	0	2
Buy	JPY	4,670	07/2011	BOA	1	0	1
Sell		24,526	07/2011	JPM	0	(12)	(12)

					$4	$(12)	$(8)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$6,300	$0	$0	$6,300
Exchange-Traded Funds	456	0	0	456
Short-Term Instruments
Short-Term Notes	0	600	0	600
PIMCO Short-Term Floating NAV Portfolio	610	0	0	610
Purchased Options
Equity Contracts	24	0	0	24
Foreign Exchange Contracts	1	14	0	15
Interest Rate Contracts	0	298	0	298
	$7,391	$912	$0	$8,303

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	4	0	4
	$0	$5	$0	$5

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(12)	0	(12)
Interest Rate Contracts	0	0	0	0
	$0	$(12)	$0	$(12)

Totals	$7,391	$905	$0	$8,296

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 72.5%
PIMCO CommodityRealReturn Strategy Fund®	15,704	$137
PIMCO EqS Emerging Markets Fund	14,966	153
PIMCO EqS Pathfinder FundTM	14,319	153
PIMCO Global Advantage Strategy Bond Fund	15,844	183
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	56,481	381
PIMCO Long Term U.S. Government Fund	18,295	213
PIMCO Real Return Fund	14,292	153
PIMCO RealEstateRealReturn Strategy Fund	52,058	259
PIMCO Small Cap StocksPLUS® Total Return Fund	7,683	61
PIMCO StocksPLUS® Fund	41,216	366
PIMCO Total Return Fund	13,876	152

Total Mutual Funds (Cost $2,211)		2,211

EXCHANGE-TRADED FUNDS 8.5%
Vanguard MSCI Emerging Markets ETF	5,300	258

Total Exchange-Traded Funds (Cost $258)		258

PURCHASED OPTIONS (c) 0.2%
(Cost $7)		7

Total Investments 81.2% (Cost $2,476)		$2,476
Other Assets and Liabilities (Net) 18.8%		574

Net Assets 100.0%		$3,050

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	8	$6	$6

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	UBS	JPY	90.000	10/03/2011	USD	300	$1	$1

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	1	$0	$0

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$2,211	$0	$0	$2,211
Exchange-Traded Funds	258	0	0	258
Purchased Options
Equity Contracts	7	0	0	7
	$2,476	$0	$0	$2,476

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 74.2%
PIMCO CommodityRealReturn Strategy Fund®	36,796	$321
PIMCO EqS Emerging Markets Fund	29,155	297
PIMCO EqS Pathfinder FundTM	27,726	295
PIMCO Global Advantage Strategy Bond Fund	31,866	368
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	18,507	125
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	107,620	762
PIMCO Long-Term U.S. Government Fund	26,857	287
PIMCO Real Return Fund	20,754	242
PIMCO RealEstateRealReturn Strategy Fund	119,907	597
PIMCO Small Cap StocksPLUS® TR Fund	18,785	149
PIMCO StocksPLUS® Fund	89,250	793
PIMCO Total Return Fund	27,491	302

Total Mutual Funds (Cost $5,050)		4,538

EXCHANGE-TRADED FUNDS 11.8%
Vanguard MSCI Emerging Markets ETF	14,844	722

Total Exchange-Traded Funds (Cost $705)		722

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.6%
REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$118	118

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $125. Repurchase proceeds are $118.)
SHORT-TERM NOTES 1.7%
Fannie Mae
0.050% due 07/25/2011	100	100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 5.0%
	30,724	308

Total Short-Term Instruments (Cost $526)		526

PURCHASED OPTIONS (e) 5.2%
(Cost $151)		315

Total Investments 99.8% (Cost $6,432)		$6,101
Other Assets and Liabilities (Net) 0.2%		10

Net Assets 100.0%		$6,111

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $4 has been pledged as collateral for the following open futures contract on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note September Futures	Short	09/2011	3	$0

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$420	$(3)	$(3)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	(1)	(1)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	15	1	1	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	50	3	2	1
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049	15	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	20	1	1	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	20	1	1	0

						$3	$2	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	18	$20	$14
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	3	6	5

				$26	$19

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$340	$4	$3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		700	26	26
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	34	107
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	150

								$107	$286

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	MSC		$1.200	12/05/2011	EUR	200	$1	$0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		310	15	9
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		$700	1	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		320	0	0
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		600	1	1

							$18	$10

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	1	$0	$0

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	30	07/2011	CITI	$0	$0	$0
Buy		26	07/2011	CSFB	0	0	0
Buy		21	07/2011	JPM	0	0	0
Buy		17	07/2011	RBS	0	0	0
Sell	GBP	45	09/2011	UBS	2	0	2
Buy	JPY	3,396	07/2011	BOA	1	0	1
Sell		17,286	07/2011	JPM	0	(8)	(8)

					$3	$(8)	$(5)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$4,538	$0	$0	$4,538
Exchange-Traded Funds	722	0	0	722
Short-Term Instruments
Repurchase Agreements	0	118	0	118
Short-Term Notes	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	308	0	0	308
Purchased Options
Equity Contracts	19	0	0	19
Foreign Exchange Contracts	1	9	0	10
Interest Rate Contracts	0	286	0	286
	$5,588	$513	$0	$6,101

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	3	0	3
	$0	$4	$0	$4

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(8)	$0	$(8)

Totals	$5,588	$509	$0	$6,097

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 70.5%
PIMCO CommodityRealReturn Strategy Fund®	46,671	$408
PIMCO EqS Emerging Markets Fund	34,985	357
PIMCO EqS Pathfinder FundTM	33,272	354
PIMCO Global Advantage Strategy Bond Fund	38,313	443
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	151,874	1,075
PIMCO Long-Term U.S. Government Fund	31,703	338
PIMCO Real Return Fund	15,565	182
PIMCO RealEstateRealReturn Strategy Fund	149,640	745
PIMCO Small Cap StocksPLUS® TR Fund	22,153	176
PIMCO StocksPLUS® Fund	107,596	955
PIMCO Total Return Fund	16,366	180

Total Mutual Funds (Cost $5,662)		5,213

EXCHANGE-TRADED FUNDS 11.8%
Vanguard MSCI Emerging Markets ETF	17,905	870

Total Exchange-Traded Funds (Cost $847)		870

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.3%
SHORT-TERM NOTES 1.4%
Freddie Mac
0.035% due 08/01/2011	$100	100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 10.9%
	80,551	807

Total Short-Term Instruments (Cost $907)		907

PURCHASED OPTIONS (e) 4.4%
(Cost $162)		325

Total Investments 99.0% (Cost $7,578)		$7,315
Other Assets and Liabilities (Net) 1.0%		72

Net Assets 100.0%		$7,387

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $11 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note September Futures	Short	09/2011	10	$0

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$370	$(3)	$(3)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	0	(1)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	20	1	1	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	65	4	3	1
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049	20	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	2	2	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	25	1	1	0

						$5	$4	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	21	$23	$16
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	4	8	8

				$31	$24

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$310	$3	$3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		880	33	32
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	107
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	150

								$114	$292

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	MSC		$1.200	12/05/2011	EUR	200	$1	$0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		280	14	8
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		$900	1	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		400	0	0
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		700	1	1

							$17	$9

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$50.000	12/17/2011	1	$0	$0

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	48	07/2011	DUB	$0	$(2)	$(2)
Sell	EUR	38	07/2011	CITI	1	0	1
Buy		35	07/2011	CSFB	0	0	0
Buy		29	07/2011	JPM	0	0	0
Buy		24	07/2011	RBS	0	0	0
Sell	GBP	45	09/2011	UBS	2	0	2
Buy	JPY	3,821	07/2011	BOA	1	0	1
Sell		21,064	07/2011	JPM	0	(10)	(10)

					$4	$(12)	$(8)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$5,213	$0	$0	$5,213
Exchange-Traded Funds	870	0	0	870
Short-Term Instruments
Short-Term Notes	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	807	0	0	807
Purchased Options
Equity Contracts	24	0	0	24
Foreign Exchange Contracts	1	8	0	9
Interest Rate Contracts	0	292	0	292
	$6,915	$400	$0	$7,315

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	4	0	4
	$0	$6	$0	$6

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(12)	0	(12)
Interest Rate Contracts	0	0	0	0

	$0	$(13)	$0	$(13)

Totals	$6,915	$393	$0	$7,308

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 91.9%
AES Corp.
4.250% due 05/27/2018	$3,992	$4,002
AGFS Funding Co.
5.500% due 05/10/2017	6,000	5,894
Allison Transmission, Inc.
2.940% due 08/07/2014	2,925	2,872
AMC Networks, Inc.
3.500% due 12/30/2018	4,000	4,010
Ameristar Casinos, Inc.
4.000% due 04/14/2018	3,000	3,014
ARAMARK Corp.
0.036% due 01/19/2014	103	101
0.036% due 07/26/2016	93	92
2.121% due 01/10/2014	1,277	1,252
3.496% due 07/26/2016	1,407	1,403
Asurion Corp.
9.000% due 05/24/2019	2,500	2,516
Atlantic Broadband, Inc.
4.000% due 03/08/2016	1,842	1,849
Avaya, Inc.
3.005% due 10/26/2014	2,900	2,813
Axcan Intermediate Holdings, Inc.
5.500% due 01/25/2017	194	193
5.500% due 02/11/2017	1,801	1,786
Bausch & Lomb, Inc.
3.436% due 04/24/2015	1,129	1,124
3.496% due 04/11/2015	1,871	1,862
Biomet, Inc.
3.186% due 03/25/2015	528	525
3.246% due 03/15/2015	1,372	1,362
BNY ConvergEx Group
5.250% due 12/16/2016	1,900	1,907
Bresnan Broadband Holdings LLC
4.500% due 12/14/2017	1,895	1,898
Cablevision Systems Corp.
1.936% due 03/29/2013	1,895	1,893
Caesars Entertainment Corp.
9.500% due 10/31/2016	4	4
Caesars Entertainment Operating Co., Inc.
9.500% due 10/31/2016	495	518
Calpine Corp.
4.500% due 04/01/2018	3,000	2,977
4.500% due 04/17/2018	480	476
Celanese Corp.
3.246% due 10/31/2016	2,480	2,493
Charter Communications, Inc.
2.691% due 09/05/2014	2,000	2,002
3.500% due 09/06/2016	1,500	1,497
Chrysler Group LLC
6.000% due 05/24/2017	1,000	977
CIT Group, Inc.
6.250% due 08/11/2015	3,000	3,024
Clear Channel Communications, Inc.
3.591% due 07/30/2014	1,000	902
CommScope, Inc.
5.000% due 01/14/2018	3,000	3,014
Community Health Systems, Inc.
2.504% due 07/25/2014	2,196	2,126
DaVita, Inc.
4.500% due 10/20/2016	1,925	1,933
DD IP Holder LLC
4.250% due 11/23/2017	2,450	2,450
Dean Foods Co.
1.750% due 04/02/2014	3,000	2,902
Del Monte Corp.
4.500% due 02/16/2018	3,980	3,976
Delphi Automotive LLP
3.500% due 05/17/2017	2,993	3,010
Dole Food Co., Inc.
2.510% due 07/13/2018	700	701
2.510% due 07/13/2019	1,300	1,302
5.000% due 03/03/2017	287	288
5.500% due 03/03/2017	713	715
Dollar General Corp.
2.936% due 07/06/2014	2,399	2,403
3.023% due 07/06/2014	1,351	1,353
Eagle Parent
5.000% due 05/16/2018	3,000	2,928
Emergency Medical SE
5.250% due 05/28/2018	3,242	3,236
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	2,935	2,949
Federal-Mogul Corp.
2.128% due 12/27/2014	1,662	1,577
2.128% due 12/27/2015	738	700
Fidelity National Information Services, Inc.
5.250% due 07/18/2016	499	501
First Data Corp.
2.936% due 09/24/2014	1,900	1,763
Ford Motor Co.
2.940% due 12/15/2013	423	423
Frac Tech International LLC
6.250% due 05/06/2016	1,000	1,000
Freescale Semiconductor Holdings I Ltd.
4.436% due 12/01/2016	1,894	1,888
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013	1,550	1,546
3.500% due 09/10/2014	2,500	2,505
General Nutrition Centers, Inc.
4.250% due 03/02/2018	2,000	2,004
Georgia-Pacific Corp.
2.246% due 12/31/2012	1,000	1,001
3.496% due 12/23/2014	2,500	2,505
Goodyear Tire & Rubber Co.
1.940% due 04/20/2014	1,950	1,882
Graphic Packaging International, Inc.
2.996% due 05/16/2014	2,950	2,948
Gray Television, Inc.
3.700% due 12/31/2014	1,934	1,904
Grifolis S.A.
6.000% due 11/10/2016	2,900	2,917
Harrah’s Operating Co., Inc.
3.246% due 01/28/2015	12	11
3.274% due 01/28/2015	1,882	1,694
3.307% due 01/28/2015	6	5
HCA, Inc.
3.496% due 03/17/2017	1,900	1,877
3.496% due 05/31/2018	2,000	1,972
Health Management Associates, Inc.
1.996% due 01/16/2014	1,950	1,892
Hertz Corp.
3.750% due 03/11/2018	2,745	2,735
Huntsman International LLC
2.436% due 06/30/2016	878	857
2.474% due 06/30/2016	1,622	1,585
IASIS Healthcare LLC
5.000% due 05/03/2018	1,900	1,901
IMG Worldwide Inc.
5.500% due 06/16/2016	3,000	3,000
Insight Midwest Holdings LLC
1.940% due 04/06/2014	1,220	1,201
2.000% due 04/06/2014	680	670
Intelsat Ltd.
5.250% due 04/02/2018	2,980	2,994
Interactive Data Corp.
4.750% due 02/11/2018	3,000	3,006
International Lease Finance Corp.
7.000% due 03/17/2016	3,000	3,020
J. Crew Group, Inc.
4.750% due 03/07/2018	950	915
JBS USA Holdings, Inc.
4.250% due 05/25/2018	3,000	3,001
KAR Auction Services, Inc.
5.000% due 05/20/2017	2,500	2,510
Las Vegas Sands Corp.
1.690% due 05/23/2014	1,900	1,845
Manitowoc Co., Inc.
3.205% due 05/13/2016	557	559
3.260% due 05/13/2016	1,393	1,398
4.250% due 05/13/2017	950	954
Mediacom Broadband LLC
5.000% due 10/23/2017	1,000	995
Mediacom Communications Corp.
4.500% due 10/23/2017	3,000	2,987
MetroPCS Wireless, Inc.
3.938% due 03/17/2018	2,900	2,899
MGM Resorts International
7.000% due 02/21/2014	2,000	1,964
Michael Foods, Inc.
4.250% due 02/25/2018	3,400	3,407
Michaels Stores, Inc.
2.500% due 10/31/2013	393	387
2.562% due 10/31/2013	557	549
Momentive Performance Materials Holdings LLC
3.688% due 05/05/2015	3,480	3,422
NBTY, Inc.
4.250% due 10/01/2017	2,500	2,502
Neiman Marcus, Inc.
4.750% due 05/16/2018	3,000	2,967
Nielsen Finance LLC
3.440% due 05/01/2016	1,000	996
Novelis, Inc.
3.750% due 03/10/2017	2,450	2,459
NRG Energy, Inc.
3.500% due 07/01/2018	5,000	5,007
NTELOS Wireline One Inc.
4.000% due 09/14/2015	2,000	2,004
Nuveen Investments, Inc.
3.246% due 11/13/2014	546	540
3.273% due 11/13/2014	404	399
Oxbow Corp.
3.686% due 05/08/2016	124	124
3.746% due 05/08/2016	2,050	2,054
Penn National Gaming, Inc.
1.940% due 10/03/2012	526	526
2.020% due 10/03/2012	424	425
3.750% due 06/29/2018	3,000	3,010
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	3,000	2,997
Pinafore LLC
4.250% due 09/21/2016	3,000	3,004
Pinnacle Foods
2.686% due 04/02/2014	1,980	1,967
Quintiles Transnational Corp.
5.000% due 06/08/2018	3,980	3,961
Rexnord LLC
2.260% due 07/19/2013	3,000	2,974
Reynolds Group Holdings
4.250% due 02/09/2018	2,992	2,980

Rock Tenn Co.
3.500% due 05/27/2018	3,480	3,494
Rockwood Holdings, Inc.
3.750% due 02/10/2018	2,970	2,990
Rovi Corp.
4.000% due 02/07/2018	3,280	3,295
SBA Senior Finance I, LLC
2.510% due 06/14/2018	5,000	5,012
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017	1,900	1,908
Sensata Technologies BV
4.000% due 05/12/2018	3,000	3,002
Sensus USA, Inc.
4.750% due 05/09/2017	1,900	1,937
ServiceMaster Co.
2.690% due 07/24/2014	1,490	1,451
2.760% due 07/24/2014	410	399
Solutia, Inc.
3.500% due 08/01/2017	2,000	2,008
SunGard Data Systems, Inc.
1.936% due 02/28/2014	255	249
1.940% due 02/28/2014	1,645	1,608
3.845% due 02/28/2016	89	89
3.848% due 02/28/2016	208	208
3.863% due 02/28/2016	1,288	1,287
3.893% due 02/28/2016	415	415
Symphony Technology Group
5.000% due 12/01/2017	750	754
SymphonyIRI Group
5.000% due 12/01/2017	2,250	2,261
Syniverse Holdings, Inc.
5.250% due 12/21/2017	3,000	3,019
TASC, Inc.
4.500% due 05/04/2015	998	998
Telesat Canada
3.190% due 10/31/2014	1,841	1,820
Transdigm Group, Inc.
4.000% due 02/14/2017	2,500	2,512
TransUnion LLC
4.750% due 02/10/2018	2,450	2,458
Univar, Inc.
5.000% due 04/28/2017	1,900	1,899
Universal Health Services, Inc.
4.000% due 11/15/2016	3,450	3,463
Univision Communications, Inc.
2.186% due 09/29/2014	1,900	1,821
Vanguard Health Holding Co. I LLC
3.510% due 01/29/2016	2,000	2,002
VNU Nielsen Finance
2.190% due 08/09/2013	2,060	2,039
Vodafone Group PLC
5.000% due 07/11/2016	4,925	5,097
Walter Energy, Inc.
4.000% due 04/01/2018	2,925	2,931
Walter Investment Management Corp.
7.750% due 03/28/2016	1,000	984
Warner Chilcott, Inc.
4.250% due 10/31/2014	912	913
4.250% due 03/15/2018	1,989	1,992
Windstream Corp.
3.030% due 12/17/2015	500	501

Total Bank Loan Obligations (Cost $284,160)		283,512

CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.2%
International Lease Finance Corp.
5.750% due 05/15/2016	625	616

INDUSTRIALS 0.2%
Audatex North America, Inc.
6.750% due 06/15/2018	575	581

Total Corporate Bonds & Notes (Cost $1,200)		1,197

SHORT-TERM INSTRUMENTS 39.7%
REPURCHASE AGREEMENTS 4.0%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	10,400	10,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $10,615. Repurchase proceeds are $10,400.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	1,902	1,902
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,945. Repurchase proceeds are $1,902.)

		12,302

SHORT-TERM NOTES 1.7%
Freddie Mac
0.050% due 07/13/2011	5,300	5,300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 34.0%
	10,462,642	104,825

Total Short-Term Instruments (Cost $122,437)		122,427

Total Investments 132.0% (Cost $407,797)		$407,136
Other Assets and Liabilities (Net) (32.0%)		(98,595)

Net Assets 100.0%		$308,541

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$283,512	$0	$283,512
Corporate Bonds & Notes
Banking & Finance	0	616	0	616
Industrials	0	581	0	581
Short-Term Instruments
Repurchase Agreements	0	12,302	0	12,302
Short-Term Notes	0	5,300	0	5,300
PIMCO Short-Term Floating NAV Portfolio	104,825	0	0	104,825
	$104,825	$302,311	$0	$407,136

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
American International Group, Inc.
4.250% due 05/15/2013	$300	$309
General Electric Capital Corp.
0.444% due 07/27/2012	450	451
SLM Corp.
0.504% due 10/25/2011	125	124

Total Corporate Bonds & Notes (Cost $798)		884

MUNICIPAL BONDS & NOTES 96.9%
ALABAMA 0.6%
Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	1,245	1,257
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2013	700	686

		1,943

ALASKA 0.3%
Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	258
North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	784

		1,042

ARIZONA 1.5%
Arizona State Development Authority Infrastructure Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2011	2,195	2,201
5.000% due 08/01/2012	2,305	2,403
Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	230

		4,834

ARKANSAS 0.4%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	207
University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,339

		1,546

CALIFORNIA 11.7%
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	200	203
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.060% due 10/01/2026	100	100
0.240% due 10/01/2026	260	260
California State Educational Facilities Authority Revenue Notes, Series 2010
0.910% due 10/01/2015	950	956
California State General Obligation Bonds, Series 2004
0.030% due 05/01/2034	145	145
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,100
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	533
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	812
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,660
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.030% due 11/01/2026	1,000	1,000
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,237
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	793
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	448
6.250% due 06/01/2033	2,495	2,714
Irvine, California Special Assessment Bonds, Series 1994
0.040% due 09/02/2020	384	384
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.040% due 07/01/2031	200	200
Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,050
Los Angeles, California Department of Water & Power Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	10	10
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,359
Pasadena, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	1,465	1,468
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,433
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,182
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	500
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,074
Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	151
South Placer County, California Wastewater Authority Revenue Notes, Series 2011
0.920% due 11/01/2014	3,400	3,400
Southern California State Metropolitan Water District Revenue Bonds, Series 1999
0.040% due 07/01/2027	300	300
Southern California State Metropolitan Water District Revenue Bonds, Series 2004
0.040% due 07/01/2023	3,500	3,500
University of California Regents Medical Center Revenue Bonds, Series 2007
0.030% due 05/15/2032	540	540
University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,138
Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,865

		37,515

COLORADO 2.4%
Colorado Springs, Colorado School District No. 11 Facilities Corp. Certificates of Participation Notes, Series 2009
3.000% due 12/01/2011	550	555
Colorado State Certificates of Participation Notes, Series 2010
3.000% due 03/01/2012	510	518
Colorado State Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2011	320	321
2.000% due 09/01/2012	1,385	1,401
5.000% due 09/01/2013	2,145	2,302
Colorado State Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	317
Denver, Colorado Health & Hospital Authority Revenue Notes, Series 2010
4.000% due 12/01/2011	430	433
4.000% due 12/01/2012	425	435
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,281

		7,563

CONNECTICUT 0.4%
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	690
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	550	587

		1,277

DISTRICT OF COLUMBIA 0.1%
District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	158
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	255

		413

FLORIDA 8.3%
Collier County, Florida Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	90	90
Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,008
Escambia County, Florida Revenue Bond, Series 2009
2.000% due 04/01/2039	5,000	5,051
Florida State Board of Education General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/01/2012	500	521
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
1.860% due 06/01/2013	3,000	3,000
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,077

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,046
Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	1,320	1,335
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.070% due 10/01/2034	547	547
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.070% due 10/01/2036	1,860	1,860
Florida State JEA Water & Sewer System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,635
Florida State Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	177
2.250% due 04/01/2013	250	254
3.000% due 10/01/2013	175	181
3.000% due 10/01/2014	125	130
Lakeland, Florida Revenue Notes, Series 2009
0.860% due 10/01/2012	4,300	4,311
Manatee County, Florida School District Certificates of Participation Notes, (AGM Insured), Series 2008
4.500% due 07/01/2011	1,000	1,000
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,101
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,094
Sarasota County, Florida School Board Certificates of Participation Notes, Series 2010
2.000% due 07/01/2012	1,080	1,091

		26,509

GEORGIA 2.4%
Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,537
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,528
DeKalb County, Georgia Hospital Authority Revenue Notes, Series 2010
3.500% due 09/01/2012	15	15
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	41
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,325	1,356
Georgia State Municipal Electric Authority Revenue Notes, Series 2011
3.000% due 01/01/2014	225	235
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,077

		7,825

HAWAII 0.2%
Hawaii State Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	500

ILLINOIS 8.3%
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,186
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
0.050% due 03/01/2031	400	400
Chicago, Illinois Board of Education General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	329
Chicago, Illinois General Obligation Bonds, Series 2003
0.050% due 01/01/2034	4,000	4,000
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	200	217
Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	417
Illinois State Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	500
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,041
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	1,900	1,940
4.000% due 08/15/2012	1,410	1,458
Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	1,000	1,004
Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
3.000% due 06/01/2012	5,000	5,064
4.000% due 06/01/2013	2,250	2,331
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,114
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	542
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	939
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (AGM Insured), Series 2003
0.000% due 10/01/2012	2,000	1,957
Lake County, Illinois Waukegan Community Unit School District No. 60 General Obligation Notes, Series 2010
2.000% due 12/01/2011	250	251
Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	108
Rockford, Illinois Park District General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	187
2.000% due 12/30/2012	150	151
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	545

		26,681

INDIANA 1.3%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	378
4.000% due 01/15/2013	450	470
Indiana State Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2011	300	301
2.000% due 10/01/2012	455	461
3.000% due 07/01/2012	125	127
3.000% due 10/01/2013	640	661
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	459
Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,024
Vincennes, Indiana University Revenue Notes, Series 2010
3.000% due 06/01/2012	200	204
Zionsville, Indiana Community Schools Building Corp. Revenue Notes, Series 2009
3.000% due 07/10/2012	150	153

		4,238

IOWA 0.6%
Iowa State University Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,779

KANSAS 0.4%
Kansas State Development Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2011	450	454
Kansas State Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	203
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	546

		1,203

KENTUCKY 0.7%
Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,110
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,269

		2,379

LOUISIANA 1.5%
East Baton Rouge, Louisiana Sewerage Commission Revenue Notes, Series 2010
3.000% due 02/01/2012	500	507
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	3,095	3,324
Louisiana State Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	864

		4,695

MAINE 0.8%
Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	976
3.000% due 07/01/2013	1,395	1,440

		2,416

MARYLAND 0.9%
University of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,033

MASSACHUSETTS 4.7%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
6.489% due 07/01/2020	1,505	1,407
Massachusetts State General Obligation Bonds, (AGM Insured), Series 2006
4.044% due 11/01/2019	1,500	1,430
Massachusetts State General Obligation Bonds, (NPFGC/IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,528
Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	1,680	1,765
Massachusetts State General Obligation Notes, Series 2010
4.000% due 06/01/2013	2,000	2,133
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,152
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,014
5.000% due 07/01/2012	500	512
Massachusetts State Port Authority Revenue Notes, Series 2010
4.000% due 07/01/2013	85	90
Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	278
Massachusetts State Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
7.463% due 01/01/2016	2,700	2,690

		14,999

MICHIGAN 1.0%
Hamilton, Michigan Community School District General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	650	697
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,455	1,476
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	482
Royal Oak, Michigan Hospital Finance Authority Revenue Notes, Series 2009
4.000% due 08/01/2013	500	520

		3,175

MINNESOTA 2.8%
Dilworth, Minnesota Dilworth-Glyndon-Felton Independent School District No. 2164 General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	227
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
2.000% due 08/15/2011	300	300
Minnesota State Agricultural & Economic Development Board Revenue Notes, (AGC Insured), Series 2008
4.000% due 02/15/2012	500	509
Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	200	202
3.000% due 10/01/2013	750	756
4.000% due 03/01/2013	205	211
4.000% due 03/01/2014	210	217
Minnesota State Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	431
Minnesota State Municipal Power Agency Revenue Notes, Series 2005
4.500% due 10/01/2011	500	504
Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,570
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,301
St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	750	760

		8,988

MISSISSIPPI 0.3%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	257
Mississippi State Development Bank Special Obligation Revenue Notes, (AGC Insured), Series 2009
3.000% due 07/01/2011	700	700

		957

MISSOURI 1.2%
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2011	1,000	1,011
4.000% due 11/15/2012	1,750	1,815
St. Louis, Missouri Airport Systems Revenue Notes, Series 2011
3.000% due 07/01/2012	1,000	1,014

		3,840

MONTANA 0.0%
Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	72

NEBRASKA 0.2%
Nebraska State Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	511

NEVADA 0.1%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	270

NEW JERSEY 1.1%
New Jersey State Economic Development Authority Revenue Bonds, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	539
New Jersey State Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,325
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	60	63
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,649

		3,576

NEW YORK 16.1%
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	1,750	1,750
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	5,000	4,864
New York City, New York General Obligation Bonds, Series 1993
0.030% due 08/01/2019	900	900
0.030% due 08/01/2020	1,700	1,700
0.030% due 08/01/2021	1,375	1,375
New York City, New York General Obligation Bonds, Series 2004
0.030% due 03/01/2034	1,580	1,580
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,111
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.954% due 03/01/2020	1,500	1,201
4.004% due 03/01/2022	8,000	6,202
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
0.020% due 06/15/2043	5,125	5,125
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.040% due 11/01/2022	3,700	3,700
5.500% due 11/01/2026	100	102
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,208
New York City, New York Transitional Finance Authority Revenue Notes, Series 2006
5.000% due 07/15/2011	300	300
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.040% due 12/01/2035	3,000	3,000
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	837
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,506

New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,049
3.500% due 10/01/2013	150	155
3.750% due 10/01/2014	295	308
5.000% due 07/01/2013	1,100	1,183
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	534
New York State Metropolitan Transportation Authority Revenue Bonds, (AGM Insured), Series 2002
5.250% due 11/15/2012	90	96
New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,121
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,046
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,106
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.040% due 12/01/2037	350	350
Westchester County, New York Healthcare Corp. Revenue Notes, Series 2010
5.000% due 11/01/2012	2,000	2,068

		51,477

NORTH CAROLINA 1.5%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	323
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,120
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2013	1,040	1,069
North Carolina State Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	617
4.000% due 06/01/2012	500	515
Raleigh-Durham, North Carolina Airport Authority Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,031

		4,675

OHIO 3.1%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,049
5.000% due 09/01/2013	1,000	1,077
Bowling Green State University Revenue Notes, Series 2010
2.000% due 06/01/2012	750	756
3.000% due 06/01/2014	500	515
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	689
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,010
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,884
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	746
Ohio State Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,189
Ohio State University of Cincinnati Revenue Notes, Series 2009
2.000% due 06/01/2012	1,010	1,021
Ohio State University of Cincinnati Revenue Notes, Series 2010
3.000% due 06/01/2012	50	51
Ohio State University Revenue Notes, (AGM Insured), Series 2010
2.000% due 01/01/2012	25	26

		10,013

OREGON 0.6%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	803
5.000% due 10/01/2012	435	458
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	527

		1,788

PENNSYLVANIA 6.7%
Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	783
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.160% due 05/15/2038	2,000	2,004
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,099
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	504
Centre County, Pennsylvania Hospital Authority Revenue Note, Series 2011
3.000% due 11/15/2013	135	138
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	925	945
3.000% due 05/15/2013	1,200	1,240
Dauphin County, Pennsylvania General Obligation Notes, Series 2009
3.000% due 11/15/2011	200	202
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	434
Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	350	352
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	693
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	831
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	224
4.000% due 07/01/2013	535	548
Pennsylvania State Public School Building Authority Revenue Notes, (AGM Insured), Series 2008
3.000% due 02/15/2013	45	46
Pennsylvania State Turnpike Commission Revenue Notes, Series 2009
0.630% due 12/01/2011	5,000	5,002
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	558
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,104
5.000% due 06/15/2014	945	1,029
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority Revenue Notes, (AGM Insured), Series 2010
4.000% due 02/01/2012	475	483
South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	1,005	1,005
5.000% due 07/01/2012	1,055	1,069

		21,293

TENNESSEE 1.1%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,078
Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,592

		3,670

TEXAS 6.4%
Arlington, Texas Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,063
Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,019
Brazosport, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	158
Clifton, Texas Higher Education Finance Corp. Revenue Notes, Series 2010
2.900% due 12/01/2012	455	455
3.200% due 12/01/2013	600	596
Comal, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	100	105
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 12/01/2011	335	342
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Notes, Series 2009
4.000% due 11/01/2011	2,000	2,022
4.000% due 11/01/2012	1,000	1,042
5.000% due 11/01/2013	900	978
Deaf Smith County, Texas Hospital District General Obligation Notes, Series 2010
4.000% due 03/01/2013	425	433
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	505

Houston, Texas Airport Systems Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	264
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,065
Laredo, Texas Community College District Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	160	163
3.000% due 08/01/2013	175	179
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	849
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,514
South San Antonio, Texas independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	694
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,081
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	137
Texas State General Obligation Notes, Series 2008
5.000% due 10/01/2011	2,000	2,023
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
4.000% due 05/15/2013	500	530
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	407

		20,624

VERMONT 0.4%
University of Vermont & State Agricultural College Revenue Notes, Series 2010
3.000% due 10/01/2011	550	553
4.000% due 10/01/2012	600	623

		1,176

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	349

VIRGINIA 1.2%
Loudoun County, Virginia General Obligation Notes, Series 2009
4.000% due 07/01/2014	15	16
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,120
Roanoke, Virginia Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	20	21
5.000% due 07/01/2013	1,000	1,063
Virginia State Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012	205	205
0.950% due 10/01/2013	340	340
Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	1,000	1,003
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	120	125

		3,893

WASHINGTON 3.2%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	574
Everett, Washington Water & Sewer Revenue Notes, (NPFGC Insured), Series 2003
4.500% due 07/01/2011	1,495	1,495
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,031
Olympia, Washington Revenue Notes, Series 2010
2.000% due 11/01/2012	15	15
Snohomish County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
3.000% due 12/01/2014	45	48
Washington State Energy Northwest Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	126
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	25	28
Washington State Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013 (a)	1,325	1,385
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	520
Washington State Port of Seattle Revenue Notes, Series 2010
3.000% due 06/01/2012	2,000	2,046
4.000% due 06/01/2013	2,000	2,109
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.500% due 06/01/2012	1,000	1,026

		10,403

WEST VIRGINIA 0.5%
West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,476

WISCONSIN 1.4%
Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	1,520	1,529
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,621
Wisconsin State Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	141
Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,036

		4,327

WYOMING 0.4%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,205

Total Municipal Bonds & Notes (Cost $310,394)		310,148

MORTGAGE-BACKED SECURITIES 0.8%
Countrywide Alternative Loan Trust
1.778% due 11/25/2035	1,278	740
2.318% due 11/25/2035	1,452	842
Residential Accredit Loans, Inc.
0.336% due 02/25/2047	1,750	821

Total Mortgage-Backed Securities (Cost $2,937)		2,403

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 07/01/2011	1,766	1,766

(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,803. Repurchase proceeds are $1,766.)
SHORT-TERM NOTES 1.1%
Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2011	400	401
Texas State Revenue Notes, Series 2010
2.000% due 08/31/2011	3,000	3,009

		3,410

U.S. TREASURY BILLS 1.1%
0.074% due 08/18/2011 - 09/22/2011 (b)(c)	3,653	3,653

Total Short-Term Instruments (Cost $8,828)		8,829

Total Investments 100.7% (Cost $322,957)		$322,264
Other Assets and Liabilities (Net) (0.7%)		(2,126)

Net Assets 100.0%		$320,138

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Securities with an aggregate market value of $2,984 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$6,100	$(50)	$(122)	$72
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	4,700	(38)	(135)	97
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	6,000	(49)	(136)	87
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	7,100	(58)	(182)	124
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	4,500	(57)	(50)	(7)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	3,500	(45)	(50)	5
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	6,250	(79)	(56)	(23)

					$(376)	$(731)	$355

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.479%	$2,600	$40	$0	$40

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/20/2017	CITI	$69,500	$(2,327)	$(431)	$(1,896)

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$884	$0	$884
Municipal Bonds & Notes
Alabama	0	1,943	0	1,943
Alaska	0	1,042	0	1,042
Arizona	0	4,834	0	4,834
Arkansas	0	1,546	0	1,546
California	0	37,515	0	37,515
Colorado	0	7,563	0	7,563
Connecticut	0	1,277	0	1,277
District of Columbia	0	413	0	413
Florida	0	26,509	0	26,509
Georgia	0	7,825	0	7,825
Hawaii	0	500	0	500
Illinois	0	26,681	0	26,681
Indiana	0	4,238	0	4,238
Iowa	0	1,779	0	1,779
Kansas	0	1,203	0	1,203
Kentucky	0	2,379	0	2,379
Louisiana	0	4,695	0	4,695
Maine	0	2,416	0	2,416
Maryland	0	3,033	0	3,033
Massachusetts	0	14,999	0	14,999
Michigan	0	3,175	0	3,175
Minnesota	0	8,988	0	8,988
Mississippi	0	957	0	957
Missouri	0	3,840	0	3,840
Montana	0	72	0	72
Nebraska	0	511	0	511
Nevada	0	270	0	270
New Jersey	0	3,576	0	3,576
New York	0	51,477	0	51,477
North Carolina	0	4,675	0	4,675
Ohio	0	10,013	0	10,013
Oregon	0	1,788	0	1,788
Pennsylvania	0	21,293	0	21,293
Tennessee	0	3,670	0	3,670
Texas	0	20,624	0	20,624
Vermont	0	1,176	0	1,176
Virgin Islands	0	349	0	349
Virginia	0	3,893	0	3,893
Washington	0	10,403	0	10,403
West Virginia	0	1,476	0	1,476
Wisconsin	0	4,327	0	4,327
Wyoming	0	1,205	0	1,205
Mortgage-Backed Securities	0	2,403	0	2,403
Short-Term Instruments
Repurchase Agreements	0	1,766	0	1,766
Short-Term Notes	0	3,410	0	3,410
U.S. Treasury Bills	0	3,653	0	3,653
	$0	$322,264	$0	$322,264

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$425	$0	$425

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(30)	0	(30)
Interest Rate Contracts	0	(1,896)	0	(1,896)

	$0	$(1,926)	$0	$(1,926)

Totals	$0	$320,763	$0	$320,763

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
AGFS Funding Co.
5.500% due 05/10/2017		$2,000	$1,965
Cablevision Systems Corp.
3.250% due 03/29/2016		6	6
CIT Group, Inc.
6.250% due 08/11/2015		5,000	5,039
CSC Holdings LLC
1.936% due 03/29/2016		2,411	2,408
Ford Motor Co.
2.940% due 12/15/2013		11,485	11,492
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		5,984	5,969
Georgia-Pacific Corp.
2.246% due 12/21/2012		68	68
2.246% due 12/31/2012		1,000	1,001
2.250% due 12/21/2012		4,924	4,926
HCA, Inc.
2.496% due 11/14/2013		19,186	19,078
2.746% due 05/02/2016		19,492	19,250
3.496% due 03/17/2017		1,645	1,625
International Lease Finance Corp.
6.750% due 02/23/2015		700	703
NRG Energy, Inc.
2.057% due 02/01/2013		7,292	7,289
4.000% due 02/01/2013		6,513	6,513
U.S. Airways Group, Inc.
2.686% due 03/23/2014		1,972	1,791
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		11,500	11,384

Total Bank Loan Obligations (Cost $100,836)			100,507

CORPORATE BONDS & NOTES 59.9%
BANKING & FINANCE 33.0%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		41,400	41,187
Achmea Hypotheekbank NV
3.200% due 11/03/2014		9,100	9,556
Ally Financial, Inc.
0.000% due 12/01/2012		500	469
0.246% due 12/19/2012		39,100	39,149
3.466% due 02/11/2014		15,600	15,341
6.000% due 12/15/2011		11,878	12,056
6.625% due 05/15/2012		1,400	1,433
6.875% due 09/15/2011		22,575	22,772
7.000% due 02/01/2012		100	102
7.500% due 12/31/2013		1,750	1,879
American Express Bank FSB
0.490% due 06/12/2017		1,325	1,260
5.500% due 04/16/2013		3,850	4,120
American Express Co.
7.250% due 05/20/2014		29,300	33,522
American Express Credit Corp.
5.125% due 08/25/2014		5,000	5,459
5.875% due 05/02/2013		8,600	9,261
American International Group, Inc.
0.346% due 03/20/2012		6,300	6,263
0.386% due 10/18/2011		9,000	8,957
3.650% due 01/15/2014		7,000	7,135
3.750% due 11/30/2013		9,700	9,928
4.900% due 06/02/2014	CAD	5,000	5,245
4.950% due 03/20/2012		$5,700	5,810
ANZ National International Ltd.
3.250% due 04/02/2012		2,600	2,656
6.200% due 07/19/2013		15,650	17,060
Australia & New Zealand Banking Group Ltd.
0.526% due 06/18/2012		6,000	6,008
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		700	691
Banco Santander Chile
1.524% due 04/20/2012		43,420	43,466
Bank of America Corp.
1.552% due 02/05/2014	EUR	10,000	14,157
7.375% due 05/15/2014		$2,715	3,053
Bank of Nova Scotia
1.450% due 07/26/2013		70,350	71,179
Bank of Scotland PLC
5.000% due 11/21/2011		5,150	5,226
5.250% due 09/19/2011		4,936	4,975
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600% due 01/22/2013		7,500	7,654
Banque PSA Finance
2.146% due 04/04/2014		45,450	45,402
3.375% due 04/04/2014		600	613
Barclays Bank PLC
1.023% due 01/13/2012		7,000	7,020
1.052% due 03/05/2012		6,300	6,323
1.323% due 01/13/2014		28,700	28,807
5.200% due 07/10/2014		25,300	27,380
BB&T Corp.
3.850% due 07/27/2012		4,840	5,000
BNP Paribas S.A.
1.190% due 01/10/2014		27,900	27,714
BNZ International Funding Ltd.
2.625% due 06/05/2012		31,300	31,924
Boston Properties LP
6.250% due 01/15/2013		933	1,002
BPCE S.A.
2.375% due 10/04/2013		26,290	26,732
BRFkredit A/S
0.528% due 04/15/2013		11,800	11,810
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		34,700	35,360
Cie de Financement Foncier
1.024% due 07/23/2012		43,400	43,373
CIT Group, Inc.
5.250% due 04/01/2014		5,000	5,000
Citibank N.A.
0.261% due 11/15/2012		200	200
Citigroup Funding, Inc.
0.344% due 07/20/2011		1,000	993
0.346% due 09/20/2014		5,700	5,288
Citigroup, Inc.
1.688% due 06/28/2013	EUR	1,300	1,853
2.262% due 08/13/2013		$56,650	57,746
5.625% due 08/27/2012		20,000	20,897
6.000% due 12/13/2013		46,400	50,467
6.375% due 08/12/2014		15,000	16,592
6.400% due 03/27/2013	EUR	1,000	1,528
6.500% due 08/19/2013		$14,100	15,339
Commonwealth Bank of Australia
0.630% due 12/10/2012		1,600	1,608
0.705% due 07/12/2013		2,900	2,900
2.500% due 12/10/2012		1,899	1,948
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		151,625	151,809
Credit Agricole S.A.
1.724% due 01/21/2014		16,400	16,639
2.625% due 01/21/2014		2,750	2,753
Credit Suisse
1.241% due 01/14/2014		100	100
Daimler International Finance BV
1.224% due 01/27/2012		2,000	2,006
DanFin Funding Ltd.
0.976% due 07/16/2013		45,950	45,960
Danske Bank A/S
0.608% due 05/24/2012		45,400	45,373
2.500% due 05/10/2012		2,245	2,277
Dexia Credit Local
0.652% due 03/05/2013		31,600	31,526
Dexia Credit Local S.A.
0.535% due 01/12/2012		37,900	37,890
0.753% due 04/29/2014		21,800	21,734
0.896% due 09/23/2011		59,150	59,213
1.875% due 09/30/2011		50,500	50,549
2.375% due 09/23/2011		20,000	20,078
DnB NOR Boligkreditt
2.100% due 10/14/2016		31,000	30,658
Eksportfinans ASA
2.000% due 09/15/2015		5,360	5,349
Encana Holdings Finance Corp.
5.800% due 05/01/2014		11,215	12,470
FIH Erhvervsbank A/S
0.620% due 06/13/2013		18,900	18,900
1.750% due 12/06/2012		2,500	2,542
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		6,400	6,416
7.000% due 10/01/2013		6,000	6,426
7.250% due 10/25/2011		46,000	46,694
7.500% due 08/01/2012		4,500	4,713
7.800% due 06/01/2012		4,680	4,895
8.700% due 10/01/2014		1,250	1,402
9.875% due 08/10/2011		11,390	11,476
General Electric Capital Corp.
0.246% due 12/21/2012		80,600	80,702
0.344% due 05/29/2012		11,000	10,960
0.366% due 06/20/2013		2,250	2,222
0.370% due 06/12/2012		3,200	3,191
0.386% due 06/20/2014		22,600	22,188
1.076% due 12/20/2013		4,500	4,525
Genworth Global Funding Trusts
5.250% due 05/15/2012		7,700	7,971
Golden West Financial Corp.
4.750% due 10/01/2012		2,800	2,932
Goldman Sachs Group, Inc.
0.674% due 07/22/2015		5,300	5,036
0.696% due 03/22/2016		20,000	18,883
0.846% due 09/29/2014		18,550	18,124
1.268% due 02/07/2014		6,355	6,307
1.695% due 02/04/2013	EUR	17,500	25,178
1.837% due 10/04/2012		5,000	7,224
HSBC Bank PLC
1.076% due 01/17/2014		$27,485	27,651
1.625% due 07/07/2014 (c)		28,400	28,454
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,700	1,813
HSBC Capital Funding LP
4.610% due 12/29/2049		150	145
HSBC Finance Corp.
0.528% due 01/15/2014		101,864	100,262
0.597% due 09/14/2012		43,370	43,255
0.684% due 06/01/2016		691	656
ICICI Bank Ltd.
2.007% due 02/24/2014		18,900	18,796
5.500% due 03/25/2015		2,200	2,312
ING Bank NV
1.596% due 10/18/2013		43,600	43,994
3.900% due 03/19/2014		2,000	2,141

International Lease Finance Corp.
0.598% due 07/15/2011		5,000	5,000
0.634% due 07/01/2011		4,700	4,700
1.795% due 08/15/2011	EUR	1,650	2,403
4.750% due 01/13/2012		$4,900	4,980
5.300% due 05/01/2012		2,200	2,244
6.375% due 03/25/2013		16,100	16,663
6.625% due 11/15/2013		500	520
Intesa Sanpaolo SpA
2.658% due 02/24/2014		11,100	11,081
3.625% due 08/12/2015		5,300	5,166
JPMorgan Chase & Co.
0.496% due 12/26/2012		41,300	41,504
1.776% due 09/26/2013	EUR	1,500	2,156
KeyBank N.A.
1.559% due 11/21/2011		14,000	20,220
Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		$900	934
LeasePlan Corp. NV
3.000% due 05/07/2012		5,200	5,317
Lloyds TSB Bank PLC
1.625% due 10/14/2011		100	100
2.624% due 01/24/2014		76,275	77,393
12.000% due 12/29/2049		2,500	2,721
Macquarie Bank Ltd.
0.576% due 07/16/2012		1,500	1,503
2.600% due 01/20/2012		26,850	27,186
3.300% due 07/17/2014		1,200	1,275
MassMutual Global Funding II
3.625% due 07/16/2012		3,300	3,392
Merrill Lynch & Co., Inc.
1.004% due 02/21/2012	GBP	7,500	11,979
1.621% due 01/31/2014	EUR	12,700	18,010
1.730% due 05/30/2014		7,700	10,839
1.831% due 06/29/2012		3,000	4,338
5.000% due 02/03/2014		$4,500	4,846
5.450% due 02/05/2013		53,709	56,987
5.571% due 10/04/2012		4,600	4,757
6.050% due 08/15/2012		22,800	24,006
6.150% due 04/25/2013		8,329	8,945
MetLife, Inc.
1.520% due 08/06/2013		3,500	3,539
Metropolitan Life Global Funding I
2.875% due 09/17/2012		7,910	8,085
5.125% due 04/10/2013		5,740	6,109
Monumental Global Funding III
0.444% due 01/25/2013		21,175	20,958
0.478% due 01/15/2014		11,200	10,836
Morgan Stanley
0.590% due 01/09/2014		200	195
0.758% due 10/15/2015		28,000	26,531
1.638% due 07/20/2012	EUR	5,000	7,224
1.760% due 03/01/2013		17,500	25,099
1.874% due 01/24/2014		$123,135	124,093
5.492% due 08/08/2012	AUD	15,900	16,905
National Australia Bank Ltd.
5.350% due 06/12/2013		$1,000	1,073
National Bank of Canada
1.650% due 01/30/2014		50,750	51,488
National City Bank
0.622% due 06/07/2017		1,800	1,689
Nationwide Building Society
2.500% due 08/17/2012		150	153
5.500% due 07/18/2012		3,490	3,649
New York Life Global Funding
1.614% due 12/20/2013	EUR	22,800	32,400
NIBC Bank NV
0.633% due 12/02/2014		$1,700	1,703
Nile Finance Ltd.
5.250% due 08/05/2015		100	103
Nomura Europe Finance NV
0.451% due 07/05/2011		3,900	3,900
1.524% due 10/25/2011	EUR	2,000	2,889
Nordea Bank AB
1.750% due 10/04/2013		$15,300	15,323
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		82,800	82,800
Pricoa Global Funding I
0.373% due 01/30/2012		31,020	30,933
0.376% due 06/26/2012		39,400	39,216
0.446% due 09/27/2013		600	593
4.625% due 06/25/2012		4,200	4,327
5.400% due 10/18/2012		1,005	1,057
5.450% due 06/11/2014		1,100	1,205
Prudential Financial, Inc.
3.625% due 09/17/2012		1,900	1,951
5.800% due 06/15/2012		3,750	3,921
RCI Banque S.A.
2.155% due 04/11/2014		28,800	28,878
Regions Financial Corp.
0.416% due 06/26/2012		2,500	2,430
4.875% due 04/26/2013		1,000	1,009
Royal Bank of Scotland Group PLC
0.423% due 10/28/2011		12,600	12,603
0.870% due 12/02/2011		50,900	50,998
1.174% due 04/23/2012		44,000	44,271
1.450% due 10/20/2011		500	502
2.625% due 05/11/2012		4,000	4,076
2.678% due 08/23/2013		66,000	67,736
4.875% due 08/25/2014		9,900	10,308
6.990% due 10/29/2049 (a)		300	271
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		900	976
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		17,300	17,305
SLM Corp.
0.504% due 10/25/2011		8,400	8,359
1.670% due 11/15/2011	EUR	1,000	1,438
5.400% due 10/25/2011		$875	884
Societe Generale S.A.
1.326% due 04/11/2014		52,500	52,047
2.200% due 09/14/2013		4,355	4,375
Societe Generale SCF
1.026% due 06/19/2013		13,000	13,033
Sparebanken 1 Boligkreditt A/S
1.250% due 10/25/2014		53,100	53,064
Springleaf Finance Corp.
0.497% due 12/15/2011		3,300	3,258
4.875% due 07/15/2012		10,000	9,975
5.375% due 10/01/2012		3,300	3,292
5.900% due 09/15/2012		3,400	3,417
SSIF Nevada LP
0.981% due 04/14/2014		1,000	1,001
Stadshypotek AB
0.796% due 09/30/2013		59,200	59,180
1.450% due 09/30/2013		28,100	28,293
Standard Chartered PLC
1.214% due 05/12/2014		15,900	15,905
State Bank of India
4.500% due 10/23/2014		2,500	2,583
4.500% due 07/27/2015		800	821
State Street Bank and Trust Co.
0.452% due 12/08/2015		5,700	5,503
State Street Capital Trust III
5.237% due 01/29/2049		14,000	14,015
Suffield Clo Ltd.
1.660% due 09/26/2014		619	602
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		5,800	5,846
Sun Life Financial Global Funding LP
0.496% due 10/06/2013		15,500	15,388
Suncorp-Metway Ltd.
0.505% due 10/19/2012		180	180
1.778% due 07/16/2012		43,560	44,236
Swedbank AB
0.731% due 01/14/2013		49,700	49,689
2.800% due 02/10/2012		15,400	15,625
Swedbank Hypotek AB
0.696% due 03/28/2014		103,400	104,054
U.S. Central Federal Credit Union
1.900% due 10/19/2012		58,298	59,345
UBS AG
2.250% due 01/28/2014		7,450	7,530
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	4,653
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	55
Volkswagen Bank GmbH
1.777% due 04/15/2013	EUR	9,800	14,223
Wachovia Bank N.A.
0.653% due 11/03/2014 (h)		$27,550	27,110
Wachovia Corp.
0.517% due 06/15/2017		300	281
5.500% due 05/01/2013		2,000	2,151
WCI Finance LLC
5.400% due 10/01/2012		1,718	1,806
Wells Fargo & Co.
0.473% due 10/28/2015		1,850	1,790
Wells Fargo Bank N.A.
0.471% due 05/16/2016		3,000	2,798
Western Corporate Federal Credit Union
1.750% due 11/02/2012		26,870	27,298
Westpac Banking Corp.
0.976% due 03/31/2014		15,000	15,028
2.900% due 09/10/2014		2,000	2,099
3.585% due 08/14/2014		900	959

			3,858,282

INDUSTRIALS 18.9%
Agilent Technologies, Inc.
2.500% due 07/15/2013		2,500	2,546
Altria Group, Inc.
8.500% due 11/10/2013		7,565	8,771
American Airlines Pass-Through Trust
7.858% due 04/01/2013		41,444	41,962
American Airlines, Inc.
10.500% due 10/15/2012		15,000	15,994
Anadarko Petroleum Corp.
5.750% due 06/15/2014		3,400	3,755
7.625% due 03/15/2014		4,875	5,592
Anglo American Capital PLC
2.150% due 09/27/2013		23,065	23,376
9.375% due 04/08/2014		19,271	23,047
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		80,125	80,474
0.976% due 03/26/2013		7,540	7,613
2.500% due 03/26/2013		815	835
3.000% due 10/15/2012		15,010	15,415

ArcelorMittal USA, Inc.
6.500% due 04/15/2014	15,137	16,792
Archer-Daniels-Midland Co.
0.422% due 08/13/2012	4,060	4,069
Barrick Gold Corp.
1.750% due 05/30/2014	24,150	24,206
Barrick Gold Financeco LLC
6.125% due 09/15/2013	6,350	7,024
BHP Billiton Finance USA Ltd.
5.125% due 03/29/2012	300	311
5.500% due 04/01/2014	100	111
BMW U.S. Capital LLC
1.104% due 07/25/2011	500	500
Broadcom Corp.
1.500% due 11/01/2013	13,450	13,486
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	1,500	1,585
6.700% due 07/15/2011	3,010	3,015
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	175	188
Case New Holland, Inc.
7.750% due 09/01/2013	20,390	22,174
Charter Communications Operating LLC
8.000% due 04/30/2012	23,770	24,840
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013	7,300	7,296
Codelco, Inc.
5.500% due 10/15/2013	3,650	3,942
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	27,269	30,550
Comcast Cable Holdings LLC
9.800% due 02/01/2012	16,106	16,939
Comcast Corp.
5.300% due 01/15/2014	24,217	26,567
Continental Airlines, Inc.
0.711% due 02/15/2013	1,823	1,796
Cox Communications, Inc.
4.625% due 06/01/2013	12,660	13,447
7.125% due 10/01/2012	18,403	19,741
CRH America, Inc.
5.625% due 09/30/2011	7,705	7,790
CSC Holdings LLC
6.750% due 04/15/2012	11,806	12,175
CSN Islands VIII Corp.
9.750% due 12/16/2013	31,500	36,619
CVS Caremark Corp.
5.750% due 08/15/2011	8,271	8,319
Daimler Finance North America LLC
0.856% due 03/28/2014	108,365	108,498
7.300% due 01/15/2012	370	383
DCP Midstream LLC
9.700% due 12/01/2013	9,730	11,383
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	12,613	12,991
7.111% due 03/18/2013	15,795	15,972
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	7,500	8,091
5.875% due 08/20/2013	2,000	2,189
Devon Financing Corp. ULC
6.875% due 09/30/2011	111,518	113,201
DISH DBS Corp.
6.375% due 10/01/2011	20,964	21,200
Dollar General Corp.
10.625% due 07/15/2015	8,700	9,189
Dow Chemical Co.
2.518% due 08/08/2011	32,350	32,421
4.850% due 08/15/2012	7,762	8,108
6.000% due 10/01/2012	15,046	15,956
7.600% due 05/15/2014	6,924	8,032
E.I. Du Pont De Nemours & Co.
5.000% due 07/15/2013	2,100	2,274
El Paso Corp.
7.875% due 06/15/2012	250	264
Eli Lilly & Co.
4.200% due 03/06/2014	1,985	2,144
Encana Corp.
6.300% due 11/01/2011	1,470	1,497
Energy Transfer Partners LP
5.650% due 08/01/2012	1,600	1,677
6.000% due 07/01/2013	600	649
Enterprise Products Operating LLC
4.600% due 08/01/2012	7,100	7,375
5.600% due 10/15/2014	3,750	4,168
6.375% due 02/01/2013	1,085	1,165
7.625% due 02/15/2012	37,365	38,873
9.750% due 01/31/2014	11,970	14,294
EOG Resources, Inc.
6.125% due 10/01/2013	500	553
Erac USA Finance LLC
2.250% due 01/10/2014	300	303
5.800% due 10/15/2012	800	844
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	31,870	35,710
General Mills, Inc.
0.611% due 05/16/2014	77,900	78,289
6.000% due 02/15/2012	1,663	1,720
Georgia-Pacific LLC
7.125% due 01/15/2017	82,430	86,958
8.250% due 05/01/2016	11,200	12,699
9.500% due 12/01/2011	11,995	12,339
Hewlett-Packard Co.
0.534% due 05/24/2013	9,500	9,527
0.654% due 05/30/2014	14,710	14,791
1.250% due 09/13/2013	8,000	8,041
4.250% due 02/24/2012	990	1,014
HJ Heinz Finance Co.
6.625% due 07/15/2011	3,140	3,145
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	19,700	21,815
6.500% due 02/13/2013	29,000	31,382
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	26,174	27,515
Johnson Controls, Inc.
0.683% due 02/04/2014	90,360	90,735
Kellogg Co.
4.250% due 03/06/2013	14,015	14,795
Kerr-McGee Corp.
6.875% due 09/15/2011	2,750	2,783
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	1,500	1,581
7.125% due 03/15/2012	9,955	10,393
Kraft Foods, Inc.
2.625% due 05/08/2013	3,000	3,087
5.250% due 10/01/2013	4,700	5,109
5.625% due 11/01/2011	1,990	2,022
6.000% due 02/11/2013	4,470	4,821
6.250% due 06/01/2012	804	844
6.750% due 02/19/2014	9,200	10,424
Newfield Exploration Co.
6.625% due 09/01/2014	1,500	1,530
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	3,100	3,169
PACCAR, Inc.
1.422% due 09/14/2012	12,300	12,479
Pemex Project Funding Master Trust
0.853% due 12/03/2012	5,100	5,113
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	40,096
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	700	770
Republic Services, Inc.
6.750% due 08/15/2011	2,900	2,917
Reynolds American, Inc.
7.250% due 06/01/2012	2,525	2,668
7.250% due 06/01/2013	4,740	5,242
Rio Tinto Alcan, Inc.
4.500% due 05/15/2013	137	145
4.875% due 09/15/2012	10,250	10,734
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014	3,346	4,020
Rockies Express Pipeline LLC
6.250% due 07/15/2013	43,655	46,860
Rogers Communications, Inc.
5.500% due 03/15/2014	1,245	1,371
6.375% due 03/01/2014	3,020	3,388
Sanofi
0.446% due 03/28/2013	33,950	34,037
Shell International Finance BV
0.596% due 06/22/2012	51,050	51,280
Sonat, Inc.
7.625% due 07/15/2011	2,882	2,887
Southern Co.
0.674% due 10/21/2011	160	160
5.300% due 01/15/2012	1,200	1,230
Southwest Airlines Co.
10.500% due 12/15/2011	26,700	27,726
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	23,600	24,662
Steel Dynamics, Inc.
7.375% due 11/01/2012	73,010	77,391
Teck Resources Ltd.
7.000% due 09/15/2012	1,500	1,595
9.750% due 05/15/2014	2,383	2,886
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013	44,262	43,608
2.582% due 04/26/2013	6,100	6,165
Teva Pharmaceutical Finance III BV
0.746% due 03/21/2014	17,100	17,180
Teva Pharmaceutical Finance III LLC
0.646% due 12/19/2011	32,150	32,210
1.500% due 06/15/2012	500	505
Time Warner Cable, Inc.
5.400% due 07/02/2012	4,600	4,809
6.200% due 07/01/2013	4,298	4,716
Time Warner, Inc.
6.875% due 05/01/2012	9,409	9,889
Total Capital Canada Ltd.
0.656% due 01/17/2014	28,100	28,306
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	5,043	5,079
8.875% due 07/15/2012	2,000	2,160
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	4,270	4,848
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,960	7,381
UST LLC
6.625% due 07/15/2012	17,900	18,920

Vale Canada Ltd.
7.750% due 05/15/2012	800	845
Valero Energy Corp.
6.875% due 04/15/2012	3,163	3,308
Vivendi S.A.
5.750% due 04/04/2013	14,085	15,099
Volkswagen International Finance NV
0.917% due 04/01/2014	89,100	89,476
1.875% due 04/01/2014	6,600	6,644
Waste Management, Inc.
6.375% due 11/15/2012	8,000	8,568
WM Wrigley Jr. Co.
2.450% due 06/28/2012	240	241
WMC Finance USA Ltd.
5.125% due 05/15/2013	3,950	4,260
Xerox Corp.
6.875% due 08/15/2011	63,617	64,045
XTO Energy, Inc.
7.500% due 04/15/2012	2,156	2,272

		2,212,985

UTILITIES 8.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	14,850	15,852
6.103% due 06/27/2012	11,400	11,902
7.700% due 08/07/2013	19,200	21,320
Arizona Public Service Co.
6.375% due 10/15/2011	175	178
AT&T, Inc.
5.100% due 09/15/2014	3,000	3,298
BellSouth Corp.
4.463% due 04/26/2021	52,679	54,238
BP Capital Markets PLC
0.850% due 03/11/2014	106,588	107,196
2.750% due 02/27/2012	10,300	10,444
3.750% due 06/17/2013	5,200	5,429
5.250% due 11/07/2013	1,900	2,059
Carolina Power & Light Co.
5.125% due 09/15/2013	2,000	2,177
CenterPoint Energy Houston Electric LLC
5.750% due 01/15/2014	1,395	1,544
CMS Energy Corp.
1.228% due 01/15/2013	9,000	8,955
2.750% due 05/15/2014	2,100	2,112
Columbus Southern Power Co.
0.645% due 03/16/2012	10,850	10,877
Consumers Energy Co.
5.500% due 08/15/2016	600	676
Dayton Power & Light Co.
5.125% due 10/01/2013	730	792
Dominion Resources, Inc.
1.800% due 03/15/2014	2,000	2,020
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	5,582	5,911
El Paso Performance-Linked Trust
7.750% due 07/15/2011	39,715	39,789
Entergy Corp.
3.625% due 09/15/2015	5,500	5,590
FirstEnergy Corp.
6.450% due 11/15/2011	3,857	3,929
France Telecom S.A.
4.375% due 07/08/2014	9,485	10,276
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	7,000	8,364
10.500% due 03/25/2014	23,640	28,255
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	5,939	6,544
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	1,000	1,052
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	1,000	994
6.250% due 06/17/2014	1,000	1,098
Majapahit Holding BV
7.250% due 10/17/2011	6,198	6,322
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	3,150	3,340
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	505	516
5.625% due 09/01/2011	10,207	10,284
NGPL PipeCo LLC
6.514% due 12/15/2012	90,168	94,840
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	1,246	1,359
6.375% due 05/01/2012	645	673
Progress Energy, Inc.
6.850% due 04/15/2012	500	524
PSEG Power LLC
2.500% due 04/15/2013	1,000	1,019
6.950% due 06/01/2012	496	523
Public Service Co. of Colorado
5.500% due 04/01/2014	1,380	1,538
Qwest Corp.
3.497% due 06/15/2013	22,785	23,412
8.875% due 03/15/2012	69,658	73,489
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	10,100	10,554
5.500% due 09/30/2014	2,800	3,065
Sprint Capital Corp.
8.375% due 03/15/2012	51,228	53,533
Telecom Italia Capital S.A.
0.886% due 07/18/2011	73,589	73,583
5.250% due 11/15/2013	2,000	2,100
6.175% due 06/18/2014	10,750	11,572
6.200% due 07/18/2011	27,681	27,729
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	4,043
Verizon Communications, Inc.
0.856% due 03/28/2014	37,900	38,286
Verizon Global Funding Corp.
6.875% due 06/15/2012	1,100	1,164
7.375% due 09/01/2012	1,080	1,162
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,379	50,035
7.375% due 11/15/2013	29,616	33,684
Virginia Electric and Power Co.
5.100% due 11/30/2012	4,486	4,752
Vodafone Group PLC
0.534% due 02/27/2012	19,130	19,153
5.000% due 12/16/2013	2,000	2,177
5.350% due 02/27/2012	4,975	5,127

		932,429

Total Corporate Bonds & Notes (Cost $6,936,557)		7,003,696

CONVERTIBLE BONDS & NOTES 0.7%
BANKING & FINANCE 0.2%
Boston Properties LP
2.875% due 02/15/2037	11,000	11,083
First Industrial LP
4.625% due 09/15/2011	2,000	2,013
U.S. Bancorp
0.000% due 09/20/2036	12,001	11,918

		25,014

INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037	52,350	51,886

Total Convertible Bonds & Notes (Cost $76,221)		76,900

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,759
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	6,200	6,307

		17,066

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
5.000% due 01/01/2012	1,500	1,527

LOUISIANA 0.1%
Louisiana State Public Facilities Authority
0.807% due 04/26/2021	6,100	6,088

NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	12,500	12,489

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	15,525	15,751

Total Municipal Bonds & Notes (Cost $52,006)		52,921

U.S. GOVERNMENT AGENCIES 17.2%
Fannie Mae
0.206% due 11/23/2012	1,977	1,979
0.216% due 10/18/2012	441	442
0.246% due 12/25/2036 - 07/25/2037	2,297	2,267
0.306% due 03/25/2034	102	101
0.316% due 03/25/2036	284	264
0.336% due 08/25/2034	609	586
0.386% due 10/27/2037	1,000	994
0.466% due 12/25/2036	4,504	4,504
0.486% due 12/25/2028 - 03/25/2036	4,562	4,567
0.506% due 06/25/2036	505	507
0.526% due 11/25/2036	463	464
0.536% due 04/25/2036 - 03/25/2044	2,706	2,681
0.556% due 03/25/2036	409	411
0.585% due 03/17/2032	1,585	1,591
0.586% due 02/25/2018 - 09/25/2032	535	538
0.616% due 07/25/2036	363	365
0.636% due 10/25/2030 - 09/25/2037	454	456
0.669% due 09/17/2027	8	8
0.719% due 02/25/2022 - 07/18/2027	27	28
0.786% due 10/25/2017	183	184
0.819% due 08/25/2022	11	11
0.869% due 12/25/2022	12	12

0.910% due 01/01/2021	13,309	13,277
0.919% due 09/25/2022	6	6
1.000% due 02/17/2026 (i)	26,000	25,998
1.036% due 07/25/2038	177	179
1.069% due 02/25/2023	4	4
1.086% due 04/25/2032 - 11/25/2049	219	221
1.186% due 11/25/2049	214	217
1.369% due 09/25/2023	88	90
1.406% due 10/25/2038	376	384
1.495% due 06/01/2043 - 10/01/2044	8,411	8,530
1.500% due 04/27/2026	2,300	2,301
1.960% due 05/01/2035	75	77
2.215% due 06/01/2033	14	14
2.243% due 12/01/2035	55	57
2.313% due 09/01/2035	61	63
2.375% due 07/20/2015	13,000	13,016
2.410% due 11/01/2035	366	381
2.423% due 04/01/2033	19	19
2.425% due 01/01/2036	219	230
2.463% due 11/01/2027	9	9
2.465% due 02/01/2033	27	28
2.470% due 08/01/2026	15	15
2.478% due 07/01/2034	21	22
2.486% due 04/01/2029	5	5
2.491% due 08/01/2024	3	3
2.492% due 09/01/2034	100	105
2.519% due 08/01/2029	1,293	1,363
2.527% due 07/01/2031	7	7
2.530% due 08/01/2027	0	0
2.538% due 12/01/2040	254	268
2.543% due 09/01/2034	131	137
2.551% due 06/01/2034	11	11
2.561% due 05/01/2034	71	75
2.563% due 01/01/2032	458	479
2.569% due 02/01/2035	19	20
2.575% due 11/01/2026	1	1
2.589% due 11/01/2024	10	10
2.618% due 02/01/2034	131	137
2.623% due 09/01/2034	1,055	1,090
2.670% due 06/01/2035	75	78
2.680% due 11/01/2034	444	468
2.700% due 02/01/2018	17	17
2.702% due 01/01/2027 - 04/01/2029	149	152
2.719% due 05/01/2021	21	21
2.819% due 06/01/2035	578	609
2.879% due 09/01/2035	277	291
2.913% due 09/01/2034	84	88
2.935% due 08/01/2034	20	21
3.000% due 07/28/2014	24,500	24,542
3.026% due 07/01/2029	146	153
3.305% due 06/25/2019	1,982	2,063
3.459% due 05/01/2036	8,471	8,591
3.500% due 03/08/2016 (f)	44,500	44,743
3.500% due 11/01/2040 - 06/01/2041	32,002	30,617
3.800% due 03/01/2016 (i)	15,400	15,487
4.026% due 05/01/2036	155	164
4.050% due 11/01/2025	15	16
4.200% due 07/01/2035	1,196	1,212
4.364% due 07/01/2028	21	22
4.500% due 07/01/2041	32,000	33,100
4.672% due 06/01/2017	1,541	1,591
4.800% due 05/01/2035	359	377
4.874% due 01/01/2014	827	886
5.000% due 01/25/2017	1	1
5.015% due 07/01/2018	1,341	1,386
5.026% due 05/01/2035	284	305
5.060% due 07/01/2035	161	172
5.148% due 08/01/2035	225	241
5.158% due 10/01/2035	268	284
5.208% due 08/01/2035	256	275
5.215% due 12/01/2035	215	230
5.216% due 09/01/2035	298	318
5.250% due 08/01/2012	11,600	12,205
5.287% due 10/01/2035	311	334
5.310% due 08/25/2033	286	301
5.323% due 10/01/2035	353	379
5.332% due 11/01/2035	365	392
5.337% due 11/01/2035	384	413
5.357% due 01/01/2036	268	289
5.375% due 01/01/2036	382	410
5.513% due 03/01/2036	296	320
5.528% due 01/01/2036	221	236
5.633% due 03/01/2036	179	192
5.653% due 12/01/2036	53	56
5.844% due 12/01/2036	59	62
5.860% due 06/01/2036	70	76
5.950% due 02/25/2044	357	361
6.500% due 10/25/2042	778	884
7.000% due 03/01/2013	11	12
8.549% due 06/25/2032	291	302
10.000% due 01/01/2020 - 04/01/2020	15	17
44.466% due 04/25/2021	3	4
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	3,703	3,703
Federal Farm Credit Bank
0.200% due 11/13/2012	8,300	8,307
0.216% due 07/22/2013	37,800	37,839
Federal Housing Administration
6.896% due 07/01/2020	235	234
7.350% due 04/01/2019	129	128
7.430% due 07/01/2021 - 09/01/2022	122	122
7.435% due 02/01/2019	144	143
Freddie Mac
0.140% due 02/04/2013 - 05/06/2013 (h)	236,250	236,359
0.141% due 06/03/2013	375,000	374,806
0.146% due 03/21/2013 (h)	647,000	646,924
0.226% due 12/25/2036	13,053	12,979
0.417% due 02/15/2019	33,499	33,519
0.537% due 12/15/2030 - 09/15/2033	144	144
0.587% due 07/15/2023 - 06/15/2031	36,669	36,731
0.588% due 01/15/2022	1	1
0.607% due 04/15/2041	17,690	17,761
0.637% due 12/15/2031	8	8
0.687% due 02/15/2041	51,181	51,541
0.737% due 06/15/2031	44	44
0.838% due 03/15/2020	3	3
0.887% due 03/15/2032	15	15
0.938% due 03/15/2023	12	12
1.187% due 10/15/2049	241	244
1.484% due 10/25/2044	6,918	6,949
1.495% due 02/25/2045	2,520	2,489
1.695% due 07/25/2044	10,529	10,278
1.875% due 08/01/2017	48	48
2.374% due 02/01/2023	2	3
2.494% due 04/01/2025	17	17
2.509% due 05/01/2034	70	73
2.523% due 07/01/2033	132	138
2.757% due 05/25/2020	1,666	1,678
2.878% due 08/01/2034	130	137
2.904% due 08/01/2035	332	346
2.960% due 09/01/2035	730	761
3.127% due 10/01/2033	48	50
4.250% due 12/12/2018	9,750	9,894
4.500% due 07/15/2023	313	324
5.000% due 01/15/2018 - 08/15/2035	2,379	2,452
5.037% due 08/01/2035	173	183
5.372% due 12/01/2035	222	239
5.427% due 11/01/2035	187	202
5.500% due 08/15/2030	13	14
6.500% due 07/25/2043	423	478
6.750% due 08/15/2023	249	249
Ginnie Mae
0.586% due 02/16/2032 - 03/16/2032	432	433
0.686% due 02/16/2030	143	143
0.786% due 02/16/2030	94	94
0.836% due 02/16/2030	167	168
1.136% due 03/20/2031	607	609
1.186% due 08/16/2039	251	252
2.000% due 10/20/2031 - 03/20/2032	641	662
2.125% due 12/20/2021 - 12/20/2033	694	715
2.250% due 03/20/2029 - 03/20/2030	691	714
2.375% due 02/20/2024 - 01/20/2026	610	631
2.500% due 10/20/2017 - 01/20/2022	44	46
2.625% due 07/20/2022 - 08/20/2031	1,885	1,955
3.375% due 05/20/2021 - 05/20/2032	2,206	2,301
4.000% due 02/20/2019	14	15
7.500% due 02/20/2030	102	109
Israel Government AID Bond
0.000% due 11/01/2012	2,792	2,771
NCUA Guaranteed Notes
0.540% due 12/07/2020	14,416	14,457
0.560% due 11/06/2017	129,053	129,093
0.570% due 03/06/2020	3,917	3,918
0.640% due 10/07/2020	15,083	15,111
0.750% due 12/08/2020	40,566	40,798
1.600% due 10/29/2020	11,884	11,866
Small Business Administration
1.250% due 12/25/2017	38	38
4.340% due 03/01/2024	294	310
4.524% due 02/10/2013	31	32
5.370% due 04/01/2028	359	392
5.490% due 03/01/2028	218	238

Total U.S. Government Agencies (Cost $2,001,327)		2,004,015

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Assets
0.376% due 05/25/2046	3,359	1,892
0.376% due 09/25/2046	1,374	732
0.396% due 10/25/2046	5,638	3,066
1.198% due 11/25/2046	2,883	1,342

American Home Mortgage Investment Trust
1.896% due 09/25/2045		997	820
2.021% due 09/25/2035		265	261
2.262% due 10/25/2034		1,540	1,382
2.432% due 02/25/2045		174	156
Arkle Master Issuer PLC
0.350% due 02/17/2052		6,000	5,987
1.410% due 05/17/2060		12,650	12,640
Arran Residential Mortgages Funding PLC
0.336% due 09/20/2056		60,600	60,437
1.461% due 05/16/2047		1,232	1,233
2.620% due 05/16/2047	EUR	17,802	25,798
2.820% due 05/16/2047		15,000	21,763
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$2,333	2,255
5.802% due 06/10/2049		2,333	2,404
Banc of America Funding Corp.
2.785% due 02/20/2036		4,993	4,610
5.775% due 01/20/2047		346	231
Banc of America Large Loan, Inc.
0.697% due 08/15/2029		1,723	1,590
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		339	273
3.459% due 07/20/2032		162	153
6.500% due 09/25/2033		415	435
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		1,478	1,470
BCRR Trust
4.230% due 12/22/2028		138	138
4.230% due 03/22/2031		1,656	1,677
4.230% due 12/22/2032		931	930
4.230% due 08/22/2033		2,171	2,170
4.230% due 11/22/2033		3,570	3,584
4.230% due 03/22/2034		374	380
4.230% due 04/22/2034		1,171	1,190
4.230% due 05/22/2034		4,790	4,872
4.230% due 04/22/2035		192	192
4.230% due 05/22/2035		569	568
4.230% due 06/22/2035		917	927
4.230% due 09/22/2035		131	131
4.230% due 12/22/2035		12,503	12,692
4.230% due 11/22/2036		1,673	1,686
4.230% due 06/22/2038		731	735
4.230% due 02/22/2041		1,051	1,077
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		86	82
2.710% due 03/25/2035		4,986	4,693
2.731% due 03/25/2035		394	370
2.827% due 10/25/2035		500	459
2.864% due 01/25/2034		171	169
2.882% due 11/25/2034		1,677	1,537
3.070% due 01/25/2034		469	453
3.136% due 11/25/2034		14,427	11,797
3.279% due 11/25/2030		128	127
4.845% due 01/25/2035		252	227
5.230% due 05/25/2047		3,443	2,497
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		1,607	1,268
2.649% due 01/25/2036		3,817	2,040
2.652% due 05/25/2035		476	400
2.916% due 09/25/2035		6,094	4,444
4.627% due 11/25/2036		4,643	2,959
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		13,235	8,502
5.027% due 12/26/2046		6,680	4,456
CC Mortgage Funding Corp.
0.316% due 05/25/2048		3,404	1,447
0.436% due 08/25/2035		567	396
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		1,160	919
Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037		677	377
2.100% due 08/25/2035		175	164
2.660% due 10/25/2035		507	419
2.660% due 12/25/2035		1,236	1,106
2.736% due 03/25/2034		234	233
2.869% due 08/25/2035		3,498	3,273
4.986% due 07/25/2046		964	640
5.661% due 09/25/2037		6,455	4,347
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		3,600	3,678
Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		1,108	1,062
0.287% due 12/15/2020		663	645
4.630% due 05/10/2043		1,601	1,614
Countrywide Alternative Loan Trust
0.336% due 05/20/2046		36	35
0.346% due 02/25/2047		334	207
0.366% due 02/20/2047		7,524	3,946
0.366% due 05/25/2047		5,841	3,198
0.376% due 09/25/2046		2,762	1,517
0.381% due 12/20/2046		5,327	2,844
0.396% due 07/20/2046		3,808	1,620
0.396% due 07/25/2046		578	367
0.526% due 11/20/2035		1,616	1,021
1.278% due 12/25/2035		1,578	982
1.278% due 02/25/2036		682	454
5.500% due 08/25/2035		715	702
5.621% due 02/25/2037		2,972	2,071
6.000% due 04/25/2037		406	273
6.250% due 12/25/2033		1,848	1,906
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035		506	346
0.476% due 04/25/2035		93	60
0.506% due 03/25/2035		760	460
0.526% due 06/25/2035		8,482	7,692
2.250% due 07/19/2031		5	5
2.991% due 11/19/2033		252	194
5.684% due 09/25/2047		629	430
6.500% due 01/25/2034		21	22
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		102	85
1.870% due 05/25/2032		2	2
4.625% due 10/25/2034		395	396
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		1,650	1,603
0.417% due 10/15/2021		3,976	3,818
5.905% due 06/15/2039		5,745	5,887
European Loan Conduit
1.570% due 05/15/2019	EUR	6,251	8,328
Extended Stay America Trust
3.330% due 01/05/2013 (b)		$65,286	2,895
First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035		174	172
First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		1,361	1,143
First Republic Mortgage Loan Trust
0.487% due 08/15/2032		6,268	5,816
0.537% due 11/15/2031		510	492
0.666% due 06/25/2030		353	341
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		5,538	5,620
6.223% due 12/12/2033		1,373	1,379
Fosse Master Issuer PLC
1.619% due 10/18/2054		16,350	16,328
Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		1,565	1,551
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		1,163	1,078
0.406% due 06/25/2045		528	352
0.416% due 06/25/2045		253	156
0.456% due 11/25/2045		595	368
Greenwich Capital Acceptance, Inc.
3.121% due 06/25/2024		7	7
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,900	3,113
5.597% due 12/10/2049		2,000	2,088
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		8,195	8,107
GSR Mortgage Loan Trust
2.790% due 09/25/2035		7,531	7,212
2.804% due 01/25/2036		1,367	1,124
2.841% due 04/25/2036		638	520
6.000% due 03/25/2032		0	1
GSRPM Mortgage Loan Trust
0.586% due 11/25/2031		286	279
Harborview Mortgage Loan Trust
0.316% due 04/19/2038		1,741	1,100
0.366% due 07/19/2046		3,182	1,848
0.376% due 07/21/2036		509	314
0.386% due 09/19/2046		770	475
0.406% due 05/19/2035		2,356	1,570
0.426% due 03/19/2036		6,249	3,716
0.556% due 02/19/2034		396	346
5.404% due 08/19/2036		506	372
Holmes Master Issuer PLC
0.358% due 07/15/2021		23,750	23,713
0.378% due 07/15/2020		35,900	35,472
0.909% due 07/15/2021	GBP	1,733	2,777
1.417% due 07/15/2021	EUR	1,600	2,316
Impac CMB Trust
1.086% due 10/25/2033		$54	46
Indymac ARM Trust
1.928% due 01/25/2032		2	2
1.959% due 01/25/2032		5	4
Indymac IMSC Mortgage Loan Trust
0.366% due 07/25/2047		1,277	678
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046		2,164	1,294
0.386% due 06/25/2047		1,152	626
0.396% due 05/25/2046		372	234
0.426% due 07/25/2035		343	210
2.664% due 12/25/2034		72	54
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043		963	959
4.678% due 07/15/2042		1,493	1,537
4.959% due 08/15/2042		2,201	2,277
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.307% due 09/15/2021		656	647
0.487% due 06/15/2022		1,482	1,453
Luminent Mortgage Trust
0.356% due 12/25/2036		1,653	1,028
0.366% due 12/25/2036		697	399
0.386% due 10/25/2046		566	380
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		726	740

MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046		1,049	591
MASTR Alternative Loans Trust
5.000% due 04/25/2019		420	432
MASTR Asset Securitization Trust
5.500% due 09/25/2033		629	661
MASTR Seasoned Securities Trust
6.215% due 09/25/2017		178	187
Mellon Residential Funding Corp.
0.627% due 12/15/2030		2,976	2,754
0.887% due 11/15/2031		1,240	1,145
2.610% due 10/20/2029		2,173	1,984
Merrill Lynch Floating Trust
0.257% due 06/15/2022		401	395
0.728% due 07/09/2021		4,099	3,940
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		9,555	7,030
1.930% due 12/25/2032		20	19
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		1,281	938
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		4,299	3,706
1.191% due 10/25/2035		64	53
1.653% due 10/25/2035		4,217	3,778
Morgan Stanley Capital I
0.247% due 10/15/2020		3,695	3,606
0.406% due 05/24/2043		893	874
5.450% due 10/28/2033		912	937
5.610% due 04/15/2049		4,703	4,835
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		1,688	1,753
Morgan Stanley Mortgage Loan Trust
0.406% due 02/25/2047		970	193
2.301% due 06/25/2036		311	294
Residential Accredit Loans, Inc.
0.366% due 06/25/2046		1,901	703
0.396% due 04/25/2046		326	137
0.436% due 08/25/2037		891	566
0.486% due 08/25/2035		1,631	992
1.638% due 09/25/2045		1,037	625
Residential Asset Securitization Trust
5.750% due 02/25/2036 (a)		308	212
Residential Funding Mortgage Securities I
5.250% due 03/25/2034		748	752
6.500% due 03/25/2032		69	72
Sequoia Mortgage Trust
0.536% due 07/20/2033		3,317	3,104
0.946% due 10/20/2027		1,599	1,451
2.512% due 01/20/2047		563	411
2.791% due 04/20/2035		804	755
Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		105	67
2.580% due 02/25/2034		201	188
2.638% due 08/25/2035		1,282	1,004
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037		1,460	840
0.376% due 07/25/2046		3,849	2,255
0.406% due 05/25/2036		9,877	5,526
0.406% due 05/25/2046		1,351	604
0.416% due 05/25/2045		815	512
0.436% due 07/19/2035		9,380	8,639
0.466% due 02/25/2036		52	32
0.536% due 03/19/2034		761	679
0.766% due 07/19/2034		50	44
0.846% due 09/19/2032		72	63
Structured Asset Securities Corp.
0.236% due 05/25/2036		33	33
2.264% due 07/25/2032		139	124
2.313% due 01/25/2032		13	11
2.679% due 02/25/2032		208	202
2.756% due 10/25/2035		578	468
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		518	505
0.296% due 11/25/2046		3,975	3,927
0.314% due 07/25/2036		12,205	12,020
0.316% due 06/25/2037		124	121
UBS Commercial Mortgage Trust
1.087% due 07/15/2024		978	923
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,039	1,851
0.277% due 09/15/2021		14,375	13,869
5.275% due 11/15/2048		1,498	1,513
5.927% due 06/15/2049		5,668	5,865
WaMu Mortgage Pass-Through Certificates
0.446% due 11/25/2045		216	180
0.456% due 12/25/2045		397	330
0.476% due 10/25/2045		865	714
0.496% due 01/25/2045		326	266
0.978% due 02/25/2047		4,036	2,564
0.978% due 03/25/2047		3,397	2,132
1.008% due 01/25/2047		769	480
1.018% due 01/25/2047		1,647	927
1.038% due 04/25/2047		2,399	1,690
1.088% due 12/25/2046		3,085	2,148
1.098% due 12/25/2046		1,567	977
1.278% due 02/25/2046		3,768	2,846
1.278% due 08/25/2046		22,320	14,711
1.478% due 11/25/2042		603	519
1.678% due 06/25/2042		819	655
1.678% due 08/25/2042		911	798
1.778% due 11/25/2046		315	234
2.255% due 03/25/2033		141	136
2.609% due 02/27/2034		155	155
2.609% due 01/25/2047		445	314
2.671% due 02/25/2037		4,049	3,111
2.714% due 09/25/2033		4,934	4,742
2.782% due 09/25/2033		1,785	1,759
2.859% due 07/25/2046		442	323
2.859% due 08/25/2046		10,927	8,165
2.859% due 09/25/2046		789	610
2.859% due 12/25/2046		1,768	1,266
3.406% due 12/25/2036		2,360	1,778
5.028% due 01/25/2037		1,037	786
5.239% due 04/25/2037		711	517
5.302% due 12/25/2036		650	480
5.405% due 02/25/2037		1,919	1,266
5.554% due 05/25/2037		1,714	1,318
5.640% due 02/25/2037		2,167	1,598
5.835% due 09/25/2036		1,117	846
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.248% due 05/25/2046		792	425
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033		82	73
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		382	343
2.771% due 12/25/2034		3,855	3,837
2.832% due 09/25/2034		575	574
3.149% due 07/25/2036		1,481	1,199

Total Mortgage-Backed Securities (Cost $677,260)			627,441

ASSET-BACKED SECURITIES 7.0%
Aames Mortgage Investment Trust
0.336% due 08/25/2035		1	1
ACE Securities Corp.
0.236% due 12/25/2036		152	149
0.246% due 10/25/2036		26	8
0.276% due 06/25/2037		111	110
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,794	1,794
Ally Auto Receivables Trust
0.336% due 11/15/2011		121	121
0.710% due 02/15/2013		2,150	2,151
0.750% due 04/15/2012		579	579
American Express Credit Account Master Trust
1.537% due 12/15/2014		3,200	3,236
AMMC CDO
0.482% due 05/03/2018		5,200	5,088
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		63	57
0.886% due 10/25/2031		391	317
0.886% due 08/25/2032		432	338
Amresco Residential Securities Mortgage Loan Trust
1.126% due 06/25/2029		99	82
Arkansas Student Loan Authority
1.157% due 11/25/2043		8,118	8,071
Armstrong Loan Funding Ltd.
1.273% due 08/01/2016		2,348	2,287
Asset-Backed European Securitisation Transaction SRL
2.202% due 09/21/2020	EUR	28,963	42,066
Asset-Backed Funding Certificates
0.246% due 01/25/2037		$61	61
0.536% due 06/25/2034		996	794
Asset-Backed Securities Corp. Home Equity
0.266% due 05/25/2037		361	306
0.461% due 09/25/2034		445	402
Aurum CLO Ltd.
0.978% due 04/15/2014		2,351	2,321
Babson CLO Ltd.
0.581% due 11/15/2016		7,805	7,626
Bank One Issuance Trust
0.307% due 05/15/2014		13,734	13,734
Bavarian Sky S.A.
2.116% due 01/15/2018	EUR	5,658	8,217
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		$141	135
0.256% due 12/25/2036		358	336
0.266% due 10/25/2036		81	79
0.516% due 01/25/2036		4	4
0.586% due 10/27/2032		102	89
0.846% due 10/25/2032		718	636
1.186% due 10/25/2037		3,515	2,176
1.186% due 11/25/2042		67	60
Capital Auto Receivables Asset Trust
0.587% due 02/18/2014		506	506
1.637% due 10/15/2012		680	681
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		2,573	2,539
0.286% due 06/25/2037		353	321
0.506% due 10/25/2035		644	603
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		2,836	2,809
Chase Funding Mortgage Loan Asset-Backed Certificates
0.826% due 08/25/2032		43	38
Chase Issuance Trust
1.737% due 04/15/2014		25,800	26,113

Chester Asset Receivables Dealings
0.999% due 09/15/2013	GBP	7,600	12,193
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033		$36	31
Citibank Omni Master Trust
2.287% due 05/16/2016		99,670	100,892
2.937% due 08/15/2018		14,300	15,046
Citigroup Mortgage Loan Trust, Inc.
0.226% due 12/25/2036		316	304
0.246% due 07/25/2045		1,118	916
0.296% due 08/25/2036		297	273
Collegiate Funding Services Education Loan Trust I
0.346% due 12/28/2021		2,169	2,153
Contimortgage Home Equity Trust
0.867% due 03/15/2027		2	1
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		650	635
0.236% due 06/25/2047		122	121
0.256% due 06/25/2047		62	61
0.266% due 10/25/2047		224	221
0.286% due 08/25/2037		11,400	9,786
0.286% due 09/25/2037		300	294
0.286% due 09/25/2047		435	428
0.366% due 09/25/2036		1,325	1,091
0.376% due 06/25/2036		875	738
0.666% due 12/25/2031		52	27
0.926% due 05/25/2032		239	214
1.046% due 05/25/2033		25	20
Countrywide Home Equity Loan Trust
0.327% due 01/15/2037		74	57
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		3	3
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		137	110
0.306% due 07/25/2037		897	832
Delta Funding Home Equity Loan Trust
1.007% due 09/15/2029		34	27
Diamond Lake CLO Ltd.
5.509% due 12/01/2012		1,575	1,621
Driver One GmbH
1.402% due 10/21/2015	EUR	2,389	3,447
Dryden Leveraged Loan CDO
0.786% due 12/22/2015		$1,074	1,061
EMC Mortgage Loan Trust
0.556% due 05/25/2040		106	88
Equity One ABS, Inc.
0.486% due 04/25/2034		611	463
0.746% due 11/25/2032		709	616
First CLO Ltd.
0.558% due 12/14/2016		1,289	1,256
0.624% due 07/27/2016		935	923
First Franklin Mortgage Loan Asset-Backed
Certificates
0.556% due 12/25/2034		10	10
First NLC Trust
0.256% due 08/25/2037		810	442
Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	23,443	24,330
1.926% due 06/15/2013		18,791	19,525
Ford Credit Auto Lease Trust
1.040% due 03/15/2013		$119	119
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		1,428	1,429
2.687% due 05/15/2013		49,456	49,789
Foxe Basin CLO Ltd.
1.147% due 12/15/2015		151	151
GCO Education Loan Funding Trust
0.337% due 11/25/2020		992	990
Globaldrive BV
2.289% due 02/20/2016	EUR	2,242	3,254
Grayston CLO Ltd.
0.641% due 08/15/2016		$1,359	1,337
Greenpoint Home Equity Loan Trust
0.547% due 01/15/2030		323	185
GSAMP Trust
0.256% due 10/25/2036		4	4
0.256% due 12/25/2036		683	471
GSRPM Mortgage Loan Trust
0.886% due 01/25/2032		114	107
Home Equity Asset Trust
0.246% due 05/25/2037		256	250
1.106% due 02/25/2033		1	1
HSBC Asset Loan Obligation
0.246% due 12/25/2036		381	349
HSBC Home Equity Loan Trust
0.476% due 01/20/2034		1,399	1,256
0.986% due 11/20/2036		38	38
HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037		209	206
Hyundai Capital Auto Funding Ltd.
1.186% due 09/20/2016		3,500	3,477
Illinois Student Assistance Commission
0.754% due 04/25/2017		8,603	8,603
Indymac Residential Asset-Backed Trust
0.316% due 04/25/2047		69	68
Irwin Home Equity Corp.
0.726% due 07/25/2032		188	115
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		370	362
0.246% due 03/25/2047		344	289
0.266% due 03/25/2037		319	301
Katonah Ltd.
0.566% due 09/20/2016		20,409	19,909
0.700% due 05/18/2015		5,727	5,604
0.796% due 02/20/2015		1,002	989
Lehman ABS Mortgage Loan Trust
0.276% due 06/25/2037		631	213
Lehman XS Trust
0.336% due 04/25/2037		2,774	1,692
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		359	292
0.886% due 03/25/2032		65	54
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	10,761	15,732
Massachusetts Educational Financing Authority
1.224% due 04/25/2038		$4,704	4,687
MASTR Asset-Backed Securities Trust
0.236% due 11/25/2036		100	40
0.236% due 01/25/2037		488	130
0.266% due 05/25/2037		276	264
Merrill Lynch First Franklin Mortgage Loan Trust
0.246% due 07/25/2037		293	287
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		26	25
0.266% due 09/25/2037		7	2
0.306% due 02/25/2037		607	326
Morgan Stanley ABS Capital I
0.226% due 01/25/2037		305	297
0.246% due 05/25/2037		608	524
0.286% due 09/25/2036		76	66
0.986% due 07/25/2037		1,015	917
Morgan Stanley Home Equity Loan Trust
0.236% due 12/25/2036		113	111
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		14	5
Nautique Funding Ltd.
0.528% due 04/15/2020		1,925	1,799
Nelnet Education Loan Funding, Inc.
0.357% due 11/25/2015		998	998
0.397% due 08/26/2019		3,750	3,720
Nelnet Student Loan Trust
0.974% due 07/25/2018		4,265	4,288
New Century Home Equity Loan Trust
0.366% due 05/25/2036		914	560
0.446% due 06/25/2035		82	79
Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		334	334
NYLIM Flatiron CLO Ltd.
0.826% due 07/18/2015		2,193	2,176
Olympic CLO Ltd.
0.741% due 05/15/2016		257	254
Option One Mortgage Loan Trust
0.246% due 07/25/2037		377	363
0.726% due 06/25/2032		33	27
0.726% due 08/25/2032		207	159
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		2,047	2,073
Park Place Securities, Inc.
0.446% due 09/25/2035		617	553
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		9,944	9,937
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047		1,049	929
Race Point CLO
0.811% due 05/15/2015		588	581
Renaissance Home Equity Loan Trust
0.546% due 11/25/2034		316	257
0.626% due 08/25/2033		1,133	1,047
0.686% due 12/25/2033		571	483
Residential Asset Mortgage Products, Inc.
0.746% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.256% due 02/25/2037		42	42
0.296% due 04/25/2037		172	170
0.686% due 07/25/2032 (a)		111	66
SACO I, Inc.
0.306% due 05/25/2036		162	148
SC Germany Auto
1.369% due 07/10/2019	EUR	6,690	9,645
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037		$191	182
0.316% due 05/25/2037		1,504	985
SLC Student Loan Trust
0.277% due 09/15/2017		26,528	26,485
4.750% due 06/15/2033		6,790	6,880
SLM Student Loan Trust
0.274% due 07/25/2017		1,760	1,748
0.344% due 04/27/2020		19,100	18,974
0.364% due 04/25/2022		1,777	1,774
0.404% due 04/25/2017		5,298	5,296
0.404% due 04/25/2019		1,416	1,413
0.414% due 01/27/2020		878	876
1.374% due 10/25/2016		1,954	1,976
1.774% due 04/25/2023		41,024	42,396
2.350% due 04/15/2039		4,735	4,747
3.500% due 08/17/2043		21,316	21,372
4.500% due 11/16/2043		31,993	30,862
6.187% due 07/15/2042		117,420	111,799
Soundview Home Equity Loan Trust
0.986% due 10/25/2037		44	44

South Carolina Student Loan Corp.
0.724% due 01/25/2021		9,405	9,393
Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		418	378
0.866% due 01/25/2034		90	73
Structured Asset Securities Corp.
0.236% due 10/25/2036		247	247
0.266% due 01/25/2037		176	173
0.286% due 01/25/2037		486	366
0.476% due 01/25/2033		1,307	1,182
1.694% due 04/25/2035		2,584	2,080
Volkswagen Car Lease
1.982% due 06/21/2016	EUR	7,027	10,193
2.402% due 08/21/2015		9,327	13,565
WaMu Asset-Backed Certificates
0.236% due 01/25/2037		$153	148
Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		195	139

Total Asset-Backed Securities (Cost $824,811)			819,053

SOVEREIGN ISSUES 0.9%
Export Development Canada
2.375% due 03/19/2012		3,000	3,046
Export-Import Bank of Korea
1.300% due 03/13/2012		59,300	59,309
Italy Government Bond
2.125% due 10/05/2012		1,200	1,211
Kommunalbanken A/S
3.375% due 11/15/2011		33,300	33,661
Korea Development Bank
4.375% due 08/10/2015		1,000	1,050
Korea Government Bond
4.250% due 06/01/2013		925	975
Poland Government International Bond
6.250% due 07/03/2012		100	106
Qatar Government International Bond
5.150% due 04/09/2014		3,875	4,214

Total Sovereign Issues (Cost $103,316)			103,572

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.553% due 12/31/2049		328	2,486

Total Preferred Securities (Cost $3,489)			2,486

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.6%
CERTIFICATES OF DEPOSIT 3.4%
Abbey National Treasury Services PLC
1.602% due 06/10/2013		$27,200	27,216
Banco Bradesco S.A.
1.955% due 01/24/2013		48,000	48,396
Banco Do Brasil S.A.
0.000% due 02/15/2012		37,000	37,249
Credit Agricole Corp. and Investment Bank
0.833% due 04/13/2012		1,000	1,000
Credit Agricole S.A.
0.833% due 04/13/2012		4,380	4,379
Dexia Credit Local
0.496% due 03/22/2012		105,700	105,655
Industrial & Commercial Bank of China Ltd.
0.000% due 08/18/2011		34,200	34,200
Intesa Sanpaolo SpA
0.775% due 01/19/2012		54,576	54,496
2.375% due 12/21/2012		16,500	16,632
Itau Unibanco S.A.
0.000% due 09/12/2011		39,350	39,260
Royal Bank of Scotland Group PLC
1.653% due 10/15/2012		2,000	2,027
UBS AG
0.948% due 11/02/2012		21,500	21,496

			392,006

COMMERCIAL PAPER 1.0%
BPCE S.A.
0.648% due 10/20/2011		250	250
Santander Holdings USA, Inc.
1.200% due 09/09/2011		20,475	20,457
Vodafone Group PLC
0.700% due 03/29/2012		7,000	6,969
0.848% due 01/19/2012		400	399
0.880% due 01/19/2012		85,000	84,778

			112,853

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $1,021. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		5,571	5,571
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $5,685. Repurchase proceeds are $5,571.)

			6,571

SHORT-TERM NOTES 0.6%
Banco Santander Brasil S.A.
0.000% due 10/13/2011		44,000	44,000
Holmes Master Issuer PLC
0.337% due 10/15/2011		30,000	30,000

			74,000

MEXICO TREASURY BILLS 0.6%
4.370% due 07/28/2011	MXN	837,900	71,333

U.S. TREASURY BILLS 0.3%
0.035% due 08/04/2011 - 10/20/2011 (d)(f)(g)		$34,312	34,311

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 13.6%
		159,076,114	1,593,784

Total Short-Term Instruments (Cost $2,282,420)			2,284,858

PURCHASED OPTIONS (k) 0.0%
(Cost $7,928)			4,759

Total Investments 112.0% (Cost $13,066,171)			$13,080,208
Written Options (l) (0.1%) (Premiums $18,439)			(16,683)
Other Assets and Liabilities (Net) (11.9%)			(1,388,321)

Net Assets 100.0%			$11,675,204

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $43,961 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $579 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $536,720 at a weighted average interest rate of 0.126%. On June 30, 2011, securities valued at $588,238 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $1,792 has been pledged as collateral for futures contracts on June 30, 2011. On June 30, 2011, there were no open futures contracts.

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	1.000%	03/20/2013	0.658%	$10,000	$62	$67	$(5)
Alcoa, Inc.	CITI	1.000%	03/20/2013	0.658%	23,000	143	150	(7)
Alcoa, Inc.	DUB	1.000%	03/20/2013	0.658%	5,000	32	33	(1)
Alcoa, Inc.	RBS	1.000%	03/20/2013	0.658%	9,600	59	73	(14)
Altria Group, Inc.	CITI	1.000%	12/20/2013	0.420%	1,000	14	12	2
Anheuser-Busch InBev Worldwide, Inc.	JPM	1.000%	12/20/2012	0.285%	13,100	143	28	115
ArcelorMittal	BCLY	1.000%	03/20/2013	1.174%	24,700	(66)	(185)	119
ArcelorMittal	MSC	1.000%	06/20/2014	1.748%	93,200	(1,984)	(1,441)	(543)
BHP Billiton Finance USA Ltd.	CITI	1.000%	12/20/2011	0.279%	25,000	94	126	(32)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2011	0.279%	9,800	36	57	(21)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2013	0.471%	10,000	134	123	11
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.279%	2,800	11	15	(4)
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2013	0.471%	10,000	134	72	62
BP Capital Markets America, Inc.	CITI	5.000%	06/20/2015	0.676%	600	102	11	91
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%	2,100	355	(48)	403
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%	1,100	195	18	177
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%	3,000	508	20	488
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.322%	14,700	52	64	(12)
Emirate of Abu Dhabi Government Bond	BCLY	1.000%	03/20/2014	0.583%	25,000	290	155	135
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	03/20/2014	0.583%	10,500	122	53	69
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2014	0.583%	10,500	123	41	82
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2014	0.583%	11,100	129	83	46
Emirate of Abu Dhabi Government Bond	RBS	1.000%	03/20/2014	0.583%	25,000	291	75	216
Enbridge Energy Partners LP	BOA	0.280%	06/20/2012	0.151%	3,800	5	0	5
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	0.304%	3,800	1	0	1
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%	44,500	607	(331)	938
Freeport-McMoRan Copper & Gold, Inc.	BNP	1.000%	03/20/2013	0.509%	19,200	169	258	(89)
General Electric Capital Corp.	DUB	5.000%	09/20/2014	0.922%	2,600	340	101	239
Kinder Morgan Energy Partners LP	BOA	0.290%	06/20/2012	0.367%	3,800	(3)	0	(3)
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.306%	30,700	111	169	(58)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%	3,400	14	(30)	44
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%	3,000	11	(16)	27
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.271%	3,800	2	0	2
Teck Resources Ltd.	CITI	1.000%	03/20/2013	0.640%	19,600	128	257	(129)
Teck Resources Ltd.	MSC	1.000%	03/20/2013	0.640%	30,000	196	393	(197)
Volkswagen International Finance NV	BCLY	1.000%	03/20/2012	0.322%	7,100	38	60	(22)
Volkswagen International Finance NV	BOA	1.000%	03/20/2012	0.322%	1,200	6	10	(4)

						$2,604	$473	$2,131

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (4)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.214% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	04/15/2013	JPM	$13,828	EUR	9,800	$(406)	$6	$(412)
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	29,219		22,002	(2,705)	(139)	(2,566)
Floating rate equal to 3-Month EUR-LIBOR less 0.261% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM	16,550		12,500	(1,599)	737	(2,336)
Floating rate equal to 3-Month EUR-LIBOR less 0.280% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM	6,314		4,800	(653)	242	(895)
Floating rate equal to 3-Month EUR-LIBOR plus 0.260% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency received	01/31/2014	CSFB	10,857		7,700	(334)	(103)	(231)
Floating rate equal to 3-Month EUR-LIBOR plus 0.300% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency received	05/30/2014	CSFB	10,826		7,700	(351)	(134)	(217)
Floating rate equal to 3-Month GBP-LIBOR less 0.110% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	08/10/2011	GSC	40,695	GBP	25,000	548	3	545

							$(5,500)	$612	$(6,112)

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$1,184	$(11)	$1,195
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	203	(4)	207

							$1,387	$(15)	$1,402

(k)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$3,468,300	$7,928	$4,759

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	240	$192	$(181)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	1,110	968	(303)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	1,110	474	(678)

				$1,634	$(1,162)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.000%	04/30/2012	$3,468,300	$10,405	$(11,451)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	6,936,600	6,298	(4,047)

							$16,703	$(15,498)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	RBS	JPY	79.000	07/19/2011	$11,500	$102	$(23)

(m)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
U.S. Treasury Bills	0.017%	08/04/2011 - 08/11/2011	$194,332	$194,329	$(194,329)

(n)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	57,041	07/2011	DUB	$1,551	$0	$1,551
Sell		10,774	08/2012	CITI	0	(987)	(987)
Buy	BRL	2,134	08/2011	BCLY	24	0	24
Sell		2,134	08/2011	UBS	0	(38)	(38)
Sell		2,134	09/2011	BCLY	0	(23)	(23)
Sell	CAD	1,225	09/2011	BCLY	0	0	0
Sell		35,859	09/2011	DUB	0	(710)	(710)
Sell		14,647	09/2011	RBC	0	(305)	(305)
Buy	CNY	336,882	09/2011	BCLY	1,304	0	1,304
Sell		24,000	09/2011	DUB	2	0	2
Sell		238,224	09/2011	HSBC	84	0	84
Buy		22,366	11/2011	BCLY	23	(2)	21
Buy		15,254	11/2011	JPM	0	(6)	(6)
Buy		15,181	11/2011	RBS	11	0	11
Buy		4,694	02/2012	BCLY	0	(3)	(3)
Buy		104,400	02/2012	CITI	71	0	71
Buy		17,397	02/2012	DUB	30	0	30
Buy		67,909	02/2013	DUB	7	0	7
Buy		80,000	02/2013	JPM	39	0	39
Buy		94,324	02/2013	RBS	62	0	62
Buy		24,000	08/2013	DUB	0	(8)	(8)
Buy	DKK	24,701	08/2011	BCLY	83	0	83
Sell		90	08/2011	HSBC	0	0	0
Sell		70,827	01/2012	BNP	0	(295)	(295)
Sell		419,065	01/2012	CITI	0	(7,625)	(7,625)
Sell		199,748	01/2012	HSBC	0	(3,724)	(3,724)
Sell		297,920	01/2012	JPM	0	(5,677)	(5,677)
Sell		71,365	01/2012	MSC	0	(1,257)	(1,257)
Buy		1,046,500	01/2012	RBS	5,073	0	5,073
Sell		7,543	01/2012	RBS	0	(123)	(123)
Sell	EUR	40,561	07/2011	BNP	0	(1,352)	(1,352)
Buy		311	07/2011	CSFB	8	0	8
Sell		38,510	07/2011	DUB	397	0	397
Sell		10,381	07/2011	MSC	0	(85)	(85)
Buy		8,179	07/2011	RBC	123	0	123
Buy		3,086	07/2011	RBS	42	0	42
Sell		587	07/2011	RBS	0	(23)	(23)
Sell		13,936	11/2011	BOA	0	(157)	(157)
Sell		2,556	12/2011	CITI	0	(50)	(50)
Sell		2,737	01/2012	BCLY	0	(73)	(73)
Sell		4,609	01/2012	RBC	0	(75)	(75)
Sell		4,170	04/2012	CITI	124	0	124
Sell		4,959	04/2012	JPM	0	(158)	(158)
Sell		4,845	07/2012	BCLY	0	(335)	(335)
Buy		21,946	07/2012	BNP	741	0	741
Sell		40,499	07/2012	BNP	0	(840)	(840)
Buy		5,028	07/2012	BOA	210	0	210
Sell		29,337	07/2012	BOA	0	(3,610)	(3,610)
Buy		14,949	07/2012	CITI	530	0	530
Sell		29,898	07/2012	CITI	0	(896)	(896)
Buy		623	07/2012	DUB	15	0	15
Sell		4,773	07/2012	DUB	0	(330)	(330)
Sell		2,531	07/2012	HSBC	0	(39)	(39)
Sell		85,668	07/2012	RBS	0	(10,352)	(10,352)
Buy	GBP	25,015	08/2011	BNP	233	0	233
Sell		29,749	08/2011	CITI	0	(1,687)	(1,687)
Sell		1,978	09/2011	RBC	27	0	27
Buy		28,315	09/2011	UBS	0	(1,088)	(1,088)

Buy		22,014	01/2012	BCLY	0	(308)	(308)
Sell		7,434	01/2012	BNP	164	0	164
Buy		29,749	01/2012	CITI	1,719	0	1,719
Sell		75,303	01/2012	CITI	0	(3,222)	(3,222)
Buy		19,018	01/2012	DUB	0	(401)	(401)
Buy	INR	515,656	07/2011	JPM	48	0	48
Sell		515,656	07/2011	UBS	0	(35)	(35)
Buy		900,000	08/2011	HSBC	272	0	272
Buy		600,000	11/2011	HSBC	174	0	174
Buy		776,000	11/2011	JPM	143	0	143
Buy		515,656	11/2011	UBS	80	0	80
Sell	JPY	4,539,461	07/2011	JPM	0	(2,197)	(2,197)
Buy	MXN	310,400	07/2011	BCLY	706	0	706
Sell		389,214	07/2011	BCLY	0	(275)	(275)
Buy		302,919	07/2011	CITI	962	0	962
Buy		223,693	07/2011	HSBC	502	0	502
Sell		837,012	07/2011	MSC	34	0	34
Sell		448,686	07/2011	UBS	0	(243)	(243)
Buy		837,012	11/2011	MSC	0	(16)	(16)
Sell		837,012	11/2011	UBS	0	(800)	(800)

					$15,618	$(49,430)	$(33,812)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$89,123	$11,384	$100,507
Corporate Bonds & Notes
Banking & Finance	0	3,828,835	29,447	3,858,282
Industrials	0	2,142,060	70,925	2,212,985
Utilities	0	932,429	0	932,429
Convertible Bonds & Notes
Banking & Finance	0	25,014	0	25,014
Industrials	0	51,886	0	51,886
Municipal Bonds & Notes
California	0	17,066	0	17,066
Illinois	0	1,527	0	1,527
Louisiana	0	6,088	0	6,088
New Jersey	0	12,489	0	12,489
New York	0	15,751	0	15,751
U.S. Government Agencies	0	1,796,308	207,707	2,004,015
Mortgage-Backed Securities	0	626,567	874	627,441
Asset-Backed Securities	0	811,983	7,070	819,053
Sovereign Issues	0	103,572	0	103,572
Preferred Securities
Banking & Finance	0	0	2,486	2,486
Short-Term Instruments
Certificates of Deposit	0	392,006	0	392,006
Commercial Paper	0	112,853	0	112,853
Repurchase Agreements	0	6,571	0	6,571
Short-Term Notes	0	74,000	0	74,000
Mexico Treasury Bills	0	71,333	0	71,333
U.S. Treasury Bills	0	34,311	0	34,311
PIMCO Short-Term Floating NAV Portfolio	1,593,784	0	0	1,593,784
Purchased Options
Interest Rate Contracts	0	4,759	0	4,759
	$1,593,784	$11,156,531	$329,893	$13,080,208

Short Sales, at value	$0	$(194,329)	$0	$(194,329)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,272	0	3,272
Foreign Exchange Contracts	0	16,163	0	16,163
Interest Rate Contracts	0	1,402	0	1,402
	$0	$20,837	$0	$20,837

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,141)	0	(1,141)
Foreign Exchange Contracts	0	(56,110)	0	(56,110)
Interest Rate Contracts	0	(16,660)	0	(16,660)
	$0	$(73,911)	$0	$(73,911)

Totals	$1,593,784	$10,909,128	$329,893	$12,832,805

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Bank Loan Obligations	$11,409	$0	$0	$0	$0	$(25)	$0	$0	$11,384	$(25)
Corporate Bonds & Notes
Banking & Finance	95,923	39,061	(3,400)	2	0	59	0	(102,198)	29,447	88
Industrials	72,070	0	0	(292)	0	(853)	0	0	70,925	(853)
U.S. Government Agencies	206,844	10,577	(9,773)	0	0	59	0	0	207,707	59
Mortgage-Backed Securities	1,073	0	(202)	0	3	0	0	0	874	0
Asset-Backed Securities	40,325	0	(4,589)	21	41	302	0	(29,030)	7,070	32
Preferred Securities
Banking & Finance	75,691	0	(73,245)	0	0	40	0	0	2,486	(40)

	$503,335	$49,638	$(91,209)	$(269)	$44	$(418)	$0	$(131,228)	$329,893	$(739)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® TR Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Ford Motor Co.
2.940% due 12/15/2013		$712	$712

Total Bank Loan Obligations (Cost $713)			712

CORPORATE BONDS & NOTES 47.3%
BANKING & FINANCE 34.4%
Allstate Corp.
6.125% due 05/15/2067		200	199
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,000	1,078
Ally Financial, Inc.
0.000% due 12/01/2012		500	469
3.646% due 06/20/2014		5,500	5,382
4.500% due 02/11/2014		900	902
6.000% due 12/15/2011		600	609
6.875% due 09/15/2011		1,500	1,513
7.500% due 12/31/2013		100	107
7.500% due 09/15/2020		100	105
8.300% due 02/12/2015		100	112
American International Group, Inc.
5.050% due 10/01/2015		400	418
5.450% due 05/18/2017		1,800	1,884
5.850% due 01/16/2018		300	315
6.400% due 12/15/2020		700	754
8.250% due 08/15/2018		1,900	2,182
ANZ National International Ltd.
6.200% due 07/19/2013		400	436
Banco do Brasil S.A.
3.007% due 07/02/2014		200	200
Banco Santander Brasil S.A.
2.346% due 03/18/2014		600	604
4.250% due 01/14/2016		300	302
Banco Santander Chile
1.875% due 01/19/2016		1,000	960
Bank of America Corp.
0.591% due 08/15/2016		400	372
4.500% due 04/01/2015		1,700	1,778
5.650% due 05/01/2018		1,200	1,266
6.500% due 08/01/2016		800	893
Bank of India
4.750% due 09/30/2015		700	726
Bank of Montreal
2.850% due 06/09/2015		200	207
Bank of Nova Scotia
1.650% due 10/29/2015		100	98
Banque PSA Finance
2.146% due 04/04/2014		500	499
Barclays Bank PLC
5.450% due 09/12/2012		400	422
6.050% due 12/04/2017		100	106
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	204
6.500% due 03/10/2021		200	205
7.250% due 04/22/2020		400	421
Bear Stearns Cos. LLC
7.250% due 02/01/2018		300	357
BNP Paribas S.A.
1.190% due 01/10/2014		1,000	993
5.000% due 01/15/2021		400	403
5.186% due 06/29/2049		130	120
BRFkredit A/S
0.528% due 04/15/2013		600	601
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		100	106
CBA Capital Trust II
6.024% due 03/29/2049		100	99
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2014		6	6
7.000% due 05/01/2015		511	512
7.000% due 05/01/2016		17	17
7.000% due 05/01/2017		24	24
Citigroup, Inc.
1.733% due 01/13/2014		400	403
5.000% due 09/15/2014		5,900	6,186
5.850% due 07/02/2013		100	107
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	4,100	5,965
11.000% due 06/29/2049		$75	96
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		1,600	1,602
Credit Agricole S.A.
6.637% due 05/29/2049		100	86
8.375% due 10/29/2049		300	315
Deutsche Bank AG
2.210% due 09/22/2015	EUR	300	411
Dexia Credit Local S.A.
0.896% due 09/23/2011		$2,300	2,302
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,300	1,320
7.800% due 06/01/2012		800	837
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	146
Goldman Sachs Group, Inc.
1.268% due 02/07/2014		$2,400	2,382
1.695% due 02/04/2013	EUR	400	576
1.711% due 01/30/2017		700	950
5.625% due 01/15/2017		$10	11
5.950% due 01/18/2018		100	108
6.150% due 04/01/2018		100	109
6.250% due 09/01/2017		100	110
HBOS PLC
0.452% due 09/06/2017		7,700	6,835
HSBC Holdings PLC
5.100% due 04/05/2021		2,600	2,668
International Lease Finance Corp.
1.795% due 08/15/2011	EUR	800	1,165
6.625% due 11/15/2013		$900	936
6.750% due 09/01/2016		200	214
Intesa Sanpaolo SpA
2.658% due 02/24/2014		400	399
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	298
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		600	620
JPMorgan Chase & Co.
1.776% due 09/26/2013	EUR	100	144
6.000% due 01/15/2018		$30	33
7.900% due 04/29/2049		500	539
LBG Capital No.1 PLC
7.875% due 11/01/2020		900	850
8.000% due 12/29/2049		200	181
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	200	293
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$200	54
Lloyds TSB Bank PLC
2.624% due 01/24/2014		1,000	1,015
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,900	2,921
Macquarie Group Ltd.
7.300% due 08/01/2014		500	560
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	218
6.875% due 04/25/2018		100	111
MetLife Institutional Funding II
1.201% due 04/04/2014		1,600	1,605
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Morgan Stanley
1.760% due 03/01/2013	EUR	1,700	2,438
6.250% due 08/28/2017		$100	108
National Australia Bank Ltd.
1.010% due 04/11/2014		2,300	2,299
Nationwide Building Society
6.250% due 02/25/2020		200	208
Nationwide Life Global Funding I
5.450% due 10/02/2012		700	731
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		800	800
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,160
Pricoa Global Funding I
0.373% due 01/30/2012		100	100
0.446% due 09/27/2013		100	99
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111
RCI Banque S.A.
2.155% due 04/11/2014		1,500	1,504
Regions Financial Corp.
6.375% due 05/15/2012		390	399
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)		100	90
Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	700	1,194
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$400	401
SLM Corp.
8.000% due 03/25/2020		2,900	3,117
Springleaf Finance Corp.
0.497% due 12/15/2011		2,300	2,271
6.900% due 12/15/2017		100	92
SSIF Nevada LP
0.981% due 04/14/2014		3,700	3,703
State Bank of India
4.500% due 10/23/2014		800	827
4.500% due 07/27/2015		100	103
Stone Street Trust
5.902% due 12/15/2015		200	210
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		200	200
UBS AG
1.358% due 02/23/2012		300	302
2.250% due 08/12/2013		2,800	2,849
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	99
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		1,000	1,069
Wachovia Corp.
0.404% due 03/01/2012		800	801
Wells Fargo & Co.
5.625% due 12/11/2017		100	111
Westpac Banking Corp.
0.976% due 03/31/2014		900	902

			103,152

INDUSTRIALS 9.8%
Alcoa, Inc.
6.150% due 08/15/2020	1,100	1,167
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	700	735
Amgen, Inc.
6.900% due 06/01/2038	100	119
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014	1,400	1,406
4.125% due 01/15/2015	600	646
5.375% due 01/15/2020	600	662
Asciano Finance Ltd.
5.000% due 04/07/2018	2,200	2,260
Braskem Finance Ltd.
5.750% due 04/15/2021	300	303
7.000% due 05/07/2020	1,000	1,095
C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	75
CSN Resources S.A.
6.500% due 07/21/2020	400	427
Daimler Finance North America LLC
5.750% due 09/08/2011	900	908
7.300% due 01/15/2012	1,000	1,034
Dell, Inc.
5.650% due 04/15/2018	100	111
Dow Chemical Co.
4.850% due 08/15/2012	1,000	1,045
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,140
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,080
Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	223
GTL Trade Finance, Inc.
7.250% due 10/20/2017	700	788
HCA, Inc.
7.875% due 02/15/2020	300	327
International Business Machines Corp.
5.700% due 09/14/2017	400	465
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	600	632
5.950% due 02/15/2018	100	111
Kraft Foods, Inc.
6.125% due 02/01/2018	100	115
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,900	2,043
Oracle Corp.
5.750% due 04/15/2018	200	229
Pernod-Ricard S.A.
5.750% due 04/07/2021	700	735
Petrobras International Finance Co.
7.875% due 03/15/2019	1,000	1,215
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	700	655
Suncor Energy, Inc.
6.100% due 06/01/2018	200	228
Time Warner Cable, Inc.
6.200% due 07/01/2013	1,000	1,097
Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,530
TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	497
UAL Pass-Through Trust
10.400% due 05/01/2018	91	103
Union Pacific Corp.
4.163% due 07/15/2022	87	86
UST LLC
5.750% due 03/01/2018	1,100	1,185
Vale Overseas Ltd.
5.625% due 09/15/2019	400	429
8.250% due 01/17/2034	1,200	1,474
Volkswagen International Finance NV
0.757% due 10/01/2012	1,000	1,003

		29,383

UTILITIES 3.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	370
BellSouth Corp.
4.463% due 04/26/2021	5,300	5,457
Duke Energy Corp.
5.650% due 06/15/2013	1,000	1,085
Qwest Corp.
8.875% due 03/15/2012	950	1,002
TNK-BP Finance S.A.
6.625% due 03/20/2017	100	108
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,062

		9,084

Total Corporate Bonds & Notes (Cost $137,354)		141,619

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037	1,600	1,606

Total Convertible Bonds & Notes (Cost $1,490)		1,606

MUNICIPAL BONDS & NOTES 5.8%
CALIFORNIA 2.3%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	108
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500	545
Long Beach, California Unified School District General Obligation Notes, Series 2011
5.914% due 08/01/2025	3,500	3,616
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	453
Southern California State Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800	1,751
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	406

		6,879

COLORADO 1.5%
Denver, Colorado Public Schools Certificates of Participation Notes, Series 2011
6.220% due 12/15/2026	4,300	4,547

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000	1,098
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

		1,305

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	109

NEW JERSEY 0.6%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	700	699
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,164

		1,863

NEW YORK 0.8%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,061
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	106
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,098

		2,265

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	80

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300	318

Total Municipal Bonds & Notes (Cost $16,475)		17,366

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
0.536% due 07/25/2037	584	586
0.566% due 07/25/2037	625	627
0.586% due 09/25/2035	666	665
0.596% due 09/25/2035	1,257	1,256
0.636% due 09/25/2035	442	442
0.906% due 06/25/2037	1,054	1,064
0.926% due 03/25/2040	960	973
5.000% due 02/25/2017 - 07/01/2041	1,002	1,070
5.500% due 09/01/2023 - 07/01/2041	235	254
6.000% due 07/01/2041	100	110
7.500% due 04/01/2024 - 11/01/2037	1,195	1,391
Freddie Mac
0.226% due 12/25/2036	31	31
0.337% due 07/15/2019	31	31
0.887% due 08/15/2037	1,063	1,072
0.897% due 10/15/2037	251	254
0.907% due 05/15/2037 - 09/15/2037	1,153	1,165
4.500% due 07/01/2041	2,000	2,065

5.500% due 07/01/2041		5,000	5,400
6.000% due 04/01/2040 - 07/01/2041		1,061	1,166
Ginnie Mae
6.000% due 12/15/2038		800	892
Small Business Administration
5.290% due 12/01/2027		132	144
5.720% due 01/01/2029		2,316	2,574
6.020% due 08/01/2028		2,329	2,615

Total U.S. Government Agencies (Cost $25,176)			25,847

U.S. TREASURY OBLIGATIONS 9.6%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (g)		429	450
2.000% due 01/15/2026 (g)		227	248
2.375% due 01/15/2027 (g)		3,903	4,452
2.500% due 01/15/2029 (e)		1,780	2,071
U.S. Treasury Notes
0.750% due 06/15/2014 (f)		21,400	21,371

Total U.S. Treasury Obligations (Cost $28,764)			28,592

MORTGAGE-BACKED SECURITIES 8.1%
Arran Residential Mortgages Funding PLC
2.624% due 11/19/2047	EUR	4,000	5,804
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		$935	944
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		98	91
Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037		13	7
2.670% due 03/25/2036		1,557	1,257
5.340% due 08/25/2035		903	874
Countrywide Alternative Loan Trust
0.346% due 02/25/2047		56	35
0.386% due 06/25/2037		197	131
1.278% due 02/25/2036		20	14
Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		30	25
3.094% due 11/25/2034		24	21
5.500% due 11/25/2035		360	336
European Loan Conduit
1.570% due 05/15/2019	EUR	2,279	2,998
Granite Mortgages PLC
1.015% due 09/20/2044	GBP	216	333
1.199% due 01/20/2044		48	74
1.718% due 01/20/2044	EUR	32	44
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		$58	57
1.317% due 03/06/2020		1,000	982
GSR Mortgage Loan Trust
5.163% due 11/25/2035		46	44
Harborview Mortgage Loan Trust
0.356% due 12/19/2036		1,841	1,131
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		198	206
JPMorgan Mortgage Trust
2.938% due 08/25/2034		513	463
5.015% due 02/25/2035		25	25
5.359% due 07/25/2035		384	377
5.750% due 01/25/2036		84	78
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.487% due 06/15/2022		1,260	1,235
Merrill Lynch Mortgage Investors, Inc.
5.266% due 09/25/2035		681	601
Morgan Stanley Capital I
5.610% due 04/15/2049		348	358
Structured Adjustable Rate Mortgage Loan Trust
2.532% due 04/25/2035		549	427
Structured Asset Securities Corp.
2.756% due 10/25/2035		835	676
Titan Europe PLC
1.099% due 10/23/2016	GBP	1,581	2,208
WaMu Mortgage Pass-Through Certificates
1.008% due 01/25/2047		$59	37
2.859% due 09/25/2046		6	4
2.859% due 10/25/2046		14	10
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		1,146	979
5.454% due 12/25/2036		1,355	1,248

Total Mortgage-Backed Securities (Cost $24,794)			24,134

ASSET-BACKED SECURITIES 6.8%
Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034		1	1
Bear Stearns Asset-Backed Securities Trust
0.266% due 10/25/2036		4	4
0.386% due 12/25/2036		600	353
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		371	368
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	1,500	2,174
Citibank Omni Master Trust
2.287% due 05/16/2016		$4,400	4,454
2.937% due 08/15/2018		1,700	1,789
Citigroup Mortgage Loan Trust, Inc.
0.246% due 07/25/2045		75	61
0.296% due 08/25/2036		20	18
Countrywide Asset-Backed Certificates
0.366% due 09/25/2036		124	102
Credit-Based Asset Servicing & Securitization LLC
0.306% due 07/25/2037		23	21
Driver One GmbH
2.202% due 09/21/2014	EUR	581	844
Duane Street CLO
0.518% due 11/08/2017		$3,202	3,088
HSBC Home Equity Loan Trust
0.336% due 03/20/2036		437	402
1.126% due 11/20/2036		1,300	1,280
Indymac Residential Asset-Backed Trust
0.316% due 04/25/2047		14	14
JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		26	22
Morgan Stanley ABS Capital I
0.236% due 07/25/2036		8	3
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		2,155	2,091
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	1,285	1,772
3.437% due 05/16/2044		$465	490
3.500% due 08/17/2043		559	560
4.500% due 11/16/2043		190	183
6.187% due 07/15/2042		395	376
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		12	4

Total Asset-Backed Securities (Cost $20,527)			20,474

SOVEREIGN ISSUES 5.6%
Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	241
Canada Government Bond
1.500% due 12/01/2012	CAD	300	311
1.750% due 03/01/2013		500	521
2.000% due 08/01/2013		500	523
2.000% due 12/01/2014		1,100	1,142
2.500% due 09/01/2013		700	739
Canada Housing Trust No. 1
3.950% due 12/15/2011		100	105
4.000% due 06/15/2012		500	532
4.550% due 12/15/2012		200	216
4.800% due 06/15/2012		200	214
Colombia Government International Bond
7.375% due 01/27/2017		$1,000	1,232
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	600	491
4.000% due 01/29/2021		$200	185
5.875% due 01/14/2015		600	661
Korea Finance Corp.
3.250% due 09/20/2016		600	592
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	311
Mexico Government International Bond
6.000% due 06/18/2015	MXN	10,700	916
6.050% due 01/11/2040		$100	107
Province of Ontario Canada
1.375% due 01/27/2014		100	101
Russia Government International Bond
7.500% due 03/31/2030		1,125	1,328
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		1,000	1,003
2.375% due 03/26/2012		200	202
Spain Government Bond
4.650% due 07/30/2025	EUR	3,400	4,444
Turkey Government International Bond
7.000% due 09/26/2016		$500	576

Total Sovereign Issues (Cost $16,105)			16,693

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		2,760	5

Total Convertible Preferred Securities (Cost $167)			5

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.553% due 12/31/2049		2	15

Total Preferred Securities (Cost $21)			15

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 3.4%
Banco Bradesco S.A.
0.000% due 08/26/2011		$2,600	2,593
1.955% due 01/24/2013		300	302
Banco Do Brasil S.A.
0.000% due 02/15/2012		1,400	1,409
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		1,700	1,700
0.750% due 08/18/2011		900	900

Itau Unibanco S.A.
0.000% due 07/11/2011	1,600	1,600
0.000% due 09/12/2011	500	499
0.000% due 12/12/2011	400	398
0.000% due 02/06/2012	900	892

		10,293

COMMERCIAL PAPER 2.1%
Kells Funding LLC
0.290% due 01/10/2012	3,600	3,594
Straight-A Funding LLC
0.160% due 09/12/2011	1,200	1,200
Vodafone Group PLC
0.880% due 01/19/2012	1,400	1,396

		6,190

REPURCHASE AGREEMENTS 2.3%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	6,000	6,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $6,128. Repurchase proceeds are $6,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	978	978
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,000. Repurchase proceeds are $978.)

		6,978

SHORT-TERM NOTES 0.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011	700	694

U.S. TREASURY BILLS 3.9%
0.054% due 07/21/2011 - 09/22/2011 (b)(e)(g)	11,587	11,587

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.6%
	1,670,759	16,739

Total Short-Term Instruments (Cost $52,448)		52,481

PURCHASED OPTIONS (i) 0.0%
(Cost $25)		33

Total Investments 110.0% (Cost $324,059)		$329,577
Written Options (j) (0.2%) (Premiums $1,034)		(703)
Other Assets and Liabilities (Net) (9.8%)		(29,220)

Net Assets 100.0%		$299,654

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $6,636 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $15,065 at a weighted average interest rate of 0.077%. On June 30, 2011, securities valued at $21,372 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $7,494 and cash of $240 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	140	$81
90-Day Eurodollar December Futures	Long	12/2012	75	(28)
90-Day Eurodollar December Futures	Long	12/2013	68	(22)
90-Day Eurodollar June Futures	Long	06/2012	673	547
90-Day Eurodollar June Futures	Long	06/2013	33	(22)
90-Day Eurodollar June Futures	Long	06/2014	59	(18)
90-Day Eurodollar March Futures	Long	03/2012	1,413	1,054
90-Day Eurodollar March Futures	Long	03/2013	113	(49)
90-Day Eurodollar March Futures	Long	03/2014	79	(29)
90-Day Eurodollar September Futures	Long	09/2011	54	8
90-Day Eurodollar September Futures	Long	09/2012	257	(7)
90-Day Eurodollar September Futures	Long	09/2013	82	(29)
Russell 2000 Mini Index September Futures	Long	09/2011	1,516	7,678
U.S. Treasury 2-Year Note September Futures	Long	09/2011	159	77
U.S. Treasury 10-Year Note September Futures	Short	09/2011	6	(8)

				$9,233

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	$500	$2	$(7)	$9
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%	1,200	(4)	(2)	(2)
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%	1,800	(6)	(5)	(1)
Brazil Government International Bond	CSFB	1.000%	06/20/2016	1.077%	1,800	(6)	(3)	(3)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%	1,000	3	(10)	13
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%	500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	1,300	(5)	(2)	(3)
France Government Bond	BOA	0.250%	03/20/2016	0.739%	2,900	(65)	(88)	23
France Government Bond	GSC	0.250%	12/20/2015	0.700%	300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.700%	700	(14)	(14)	0
France Government Bond	UBS	0.250%	12/20/2015	0.700%	100	(2)	(2)	0
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	0.789%	1,700	166	0	166
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.252%	2,200	(24)	(23)	(1)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	300	26	0	26
General Electric Capital Corp.	CITI	4.850%	12/20/2013	0.789%	900	91	0	91
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%	900	89	0	89
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%	600	(9)	(10)	1
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.329%	800	(12)	(15)	3
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.820%	300	(20)	(22)	2
Indonesia Government International Bond	CITI	1.000%	06/20/2016	1.329%	100	(2)	(2)	0
Indonesia Government International Bond	CITI	1.000%	06/20/2021	1.820%	100	(6)	(7)	1
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%	200	(14)	(14)	0
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%	200	(3)	(3)	0
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.329%	100	(2)	(2)	0
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.820%	600	(39)	(41)	2
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%	300	(20)	(21)	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	300	2	4	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	700	5	6	(1)
MetLife, Inc.	DUB	1.000%	03/20/2018	1.679%	1,000	(40)	(57)	17
MetLife, Inc.	JPM	1.000%	03/20/2016	1.437%	1,300	(24)	(31)	7
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.401%	400	(13)	(17)	4
Mexico Government International Bond	CITI	1.000%	06/20/2016	1.042%	3,100	(5)	0	(5)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%	600	0	(4)	4
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%	2,000	(3)	5	(8)
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%	800	0	(6)	6
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%	1,000	0	(6)	6
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%	1,000	(32)	(20)	(12)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	100	(6)	(6)	0
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%	500	10	9	1
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%	200	4	4	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%	400	9	2	7
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	200	4	3	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%	500	10	2	8
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	400	8	7	1

						$48	$(411)	$459

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$2,700	$309	$350	$(41)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	1,000	114	130	(16)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	500	57	62	(5)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	100	13	14	(1)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	1,800	222	223	(1)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	100	13	12	1
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	2,300	40	63	(23)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	193	2	0	2
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016	3,700	15	0	15

					$786	$854	$(68)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$2	$0	$2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,100	7	2	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	7	1	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,100	7	2	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		600	4	1	3
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	6	3	3
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	2	0	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	3	(1)	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		400	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,400	6	1	5
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,700	7	2	5
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,700	12	5	7
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,100	5	(1)	6
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	3	1	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		800	6	1	5
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		3,500	30	4	26
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,800	40	5	35
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,000	39	7	32
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		7,500	68	5	63
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		300	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		1,200	15	6	9

Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		3,900	34	0	34
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	23	11	12
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$500	(11)	4	(15)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		11,600	(254)	(68)	(186)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		500	(11)	12	(23)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		400	(9)	0	(9)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		200	(5)	0	(5)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		100	(4)	4	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		17,300	(577)	33	(610)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		10,700	(357)	13	(370)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		8,800	(294)	4	(298)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		17,600	(588)	17	(605)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	(4)	4	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		500	(17)	15	(32)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		6,900	(231)	33	(264)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		100	3	1	2
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		200	6	(1)	7
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	15,200	(5)	(31)	26
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,100	1	0	1

							$(1,992)	$102	$(2,094)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less a specified spread	$172,312	10/17/2011	JPM	$(992)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$105.500	08/26/2011	159	$2	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$5,900	$23	$31

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	64	$19	$(14)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	64	20	(14)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	29	24	(22)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	43	27	(3)

				$90	$(53)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$2,300	$5	$(2)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	2,600	15	(15)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	11,800	24	(7)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	3,300	12	(10)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	11	(7)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	(1)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	9	(8)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	9	(8)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,700	42	(30)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	24	(10)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,100	45	(19)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	23	(8)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	6,600	69	(33)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,400	16	(5)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,800	32	(11)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,600	45	(23)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	500	6	(2)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(53)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	9,200	21	(17)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	9,200	42	(34)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	(17)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	5,100	27	(17)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	5,100	32	(16)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	4,600	41	(34)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	4,600	64	(59)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	5,600	39	(34)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	5,600	63	(49)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	800	5	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	1,300	11	(10)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	1,300	18	(17)

							$875	$(556)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,100	$6	$(7)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,000	5	(7)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	3,300	37	(53)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	1,600	17	(26)

					$65	$(93)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	$300	$4	$(1)

(k)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	06/01/2041	$600	$631	$(642)
Fannie Mae	5.500%	08/01/2041	400	433	(432)

				$1,064	$(1,074)

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	15	07/2011	DUB	$0	$(1)	$(1)
Sell	BRL	7,790	08/2011	BCLY	0	(87)	(87)
Buy		7,790	08/2011	UBS	140	0	140
Buy		7,790	09/2011	BCLY	85	0	85
Sell	CAD	97	09/2011	BNP	0	(2)	(2)
Sell		292	09/2011	CITI	0	(7)	(7)
Buy		2,407	09/2011	DUB	48	0	48
Buy		983	09/2011	RBC	21	0	21
Sell		99	09/2011	RBC	0	(2)	(2)
Buy	CNY	649	11/2011	BCLY	0	0	0
Buy		3,904	11/2011	CITI	5	0	5
Buy		3,214	11/2011	JPM	0	(1)	(1)
Buy		1,919	06/2012	HSBC	0	0	0
Buy		1,919	06/2012	JPM	0	0	0
Buy	EUR	660	07/2011	BCLY	17	0	17
Sell		3,641	07/2011	BCLY	12	(13)	(1)
Sell		100	07/2011	BNP	0	0	0
Buy		401	07/2011	CITI	10	0	10
Sell		4,377	07/2011	CITI	0	(21)	(21)
Sell		6,221	07/2011	CSFB	0	(46)	(46)
Sell		608	07/2011	HSBC	4	(2)	2
Sell		5,332	07/2011	JPM	0	(40)	(40)
Sell		4,425	07/2011	RBS	0	(39)	(39)
Sell		100	07/2011	UBS	1	0	1
Sell	GBP	876	09/2011	BCLY	28	0	28
Sell		876	09/2011	CITI	29	0	29
Sell		898	09/2011	UBS	35	0	35
Buy	IDR	1,045,072	07/2011	BCLY	9	0	9
Buy		283,500	07/2011	BNP	3	0	3
Buy		973,800	07/2011	CITI	10	0	10
Buy		2,231,350	07/2011	HSBC	22	0	22
Sell		10,920,372	07/2011	HSBC	0	(10)	(10)
Buy		6,197,650	07/2011	JPM	12	0	12
Buy		189,000	07/2011	RBS	2	0	2
Buy		5,969,010	01/2012	BOA	22	0	22
Buy		10,920,372	07/2012	HSBC	12	0	12
Buy	INR	27,604	08/2011	HSBC	8	0	8
Buy		27,412	08/2011	MSC	30	0	30
Buy	JPY	1,099,846	07/2011	BCLY	162	0	162
Sell		32,143	07/2011	BCLY	0	(15)	(15)
Sell		7	07/2011	BNP	0	0	0
Sell		1,164,779	07/2011	BOA	0	(654)	(654)
Buy		17,017	07/2011	CITI	10	0	10
Buy		569,921	07/2011	CSFB	103	0	103
Sell		5	07/2011	HSBC	0	0	0
Sell		336,200	07/2011	JPM	0	(176)	(176)
Sell		811,818	07/2011	RBC	0	(171)	(171)
Buy		1,169,903	07/2011	RBS	85	(23)	62
Sell		927,625	07/2011	RBS	0	(483)	(483)
Sell		440,000	08/2011	BNP	0	(78)	(78)
Sell		1,290,000	08/2011	JPM	0	(246)	(246)
Buy		2,699,495	08/2011	RBS	303	0	303
Sell		150,000	08/2011	RBS	0	(15)	(15)
Sell		410,000	09/2011	DUB	0	(13)	(13)
Buy	KRW	123,970	08/2011	CITI	6	0	6
Buy		101,457	08/2011	GSC	5	0	5
Buy		2,819,771	08/2011	JPM	67	0	67
Buy		150,220	08/2011	MSC	7	0	7
Buy		188,000	08/2011	RBS	7	0	7
Buy	MXN	260	07/2011	CITI	1	0	1

Buy		3,711	07/2011	DUB	17	0	17
Buy		30,819	07/2011	HSBC	136	0	136
Buy		1,226	07/2011	MSC	5	0	5
Sell		37,241	07/2011	MSC	18	0	18
Buy		1,226	07/2011	UBS	5	0	5
Buy		37,241	11/2011	MSC	0	(14)	(14)
Buy	MYR	200	08/2011	BCLY	2	0	2
Buy		459	08/2011	CITI	3	0	3
Buy		100	08/2011	JPM	1	0	1
Buy	PHP	6,719	11/2011	BCLY	3	0	3
Buy		4,275	11/2011	CITI	1	0	1
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,437	11/2011	JPM	2	0	2
Buy		30,731	03/2012	CITI	0	0	0
Buy		5,928	03/2012	HSBC	0	0	0
Buy		2,808	03/2012	MSC	0	0	0
Buy	RUB	2,897	07/2011	BCLY	2	0	2
Sell		2,897	07/2011	BCLY	0	0	0
Buy		2,897	07/2011	CITI	0	0	0
Sell		2,897	07/2011	CITI	2	0	2
Buy	SGD	128	09/2011	DUB	4	0	4
Buy		255	09/2011	JPM	8	0	8
Buy		1,818	09/2011	RBS	21	0	21
Buy	TRY	1,530	07/2011	HSBC	0	(38)	(38)
Sell		2,303	07/2011	HSBC	0	(18)	(18)
Buy		773	07/2011	JPM	0	(26)	(26)
Buy		2,303	10/2011	HSBC	18	0	18
Buy	TWD	2,499	01/2012	BCLY	1	0	1
Sell	ZAR	2,894	07/2011	HSBC	0	(10)	(10)
Buy		2,894	07/2011	JPM	4	0	4
Buy		2,894	10/2011	HSBC	10	0	10

					$1,585	$(2,251)	$(666)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$712	$0	$712
Corporate Bonds & Notes
Banking & Finance	0	102,952	200	103,152
Industrials	0	29,280	103	29,383
Utilities	0	9,084	0	9,084
Convertible Bonds & Notes
Industrials	0	1,606	0	1,606
Municipal Bonds & Notes
California	0	6,879	0	6,879
Colorado	0	4,547	0	4,547
Illinois	0	1,305	0	1,305
Nevada	0	109	0	109
New Jersey	0	1,863	0	1,863
New York	0	2,265	0	2,265
Ohio	0	80	0	80
Texas	0	318	0	318
U.S. Government Agencies	0	25,847	0	25,847
U.S. Treasury Obligations	0	28,592	0	28,592
Mortgage-Backed Securities	0	24,134	0	24,134
Asset-Backed Securities	0	20,474	0	20,474
Sovereign Issues	0	16,202	491	16,693
Convertible Preferred Securities
Banking & Finance	5	0	0	5
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Certificates of Deposit	0	10,293	0	10,293
Commercial Paper	0	6,190	0	6,190
Repurchase Agreements	0	6,978	0	6,978
Short-Term Notes	0	694	0	694
U.S. Treasury Bills	0	11,587	0	11,587
PIMCO Short-Term Floating NAV Portfolio	16,739	0	0	16,739
Purchased Options
Interest Rate Contracts	0	33	0	33
	$16,744	$312,024	$809	$329,577
Short Sales, at value	$0	$(1,074)	$0	$(1,074)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	516	0	516
Equity Contracts	7,678	0	0	7,678
Foreign Exchange Contracts	0	1,585	0	1,585
Interest Rate Contracts	1,767	339	0	2,106
	$9,445	$2,440	$0	$11,885

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(125)	0	(125)
Equity Contracts	0	(992)	0	(992)
Foreign Exchange Contracts	0	(2,251)	0	(2,251)
Interest Rate Contracts	(212)	(3,042)	(94)	(3,348)
	$(212)	$(6,410)	$(94)	$(6,716)

Totals	$25,977	$306,980	$715	$333,672

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,002	$0	$0	$0	$0	$(2)	$0	$(800)	$200	$(2)
Industrials	108	0	(3)	0	0	(2)	0	0	103	(1)
Asset-Backed Securities	3,073	0	0	4	0	11	0	(3,088)	0	0
Sovereign Issues	467	0	0	0	0	0	24	0	491	0
Preferred Securities
Banking & Finance	15	0	0	0	0	0	0	0	15	0

	$4,665	$0	$(3)	$4	$0	$7	$24	$(3,888)	$809	$(3)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(106)	$0	$0	$0	$0	$12	$0	$0	$(94)	$12

Totals	$4,559	$0	$(3)	$4	$0	$19	$24	$(3,888)	$715	$9

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
AGFS Funding Co.
5.500% due 05/10/2017		$9,700	$9,529
Georgia-Pacific Corp.
2.250% due 12/21/2012		2,000	2,001

Total Bank Loan Obligations (Cost $11,652)			11,530

CORPORATE BONDS & NOTES 25.7%
BANKING & FINANCE 20.0%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		2,000	1,990
Ally Financial, Inc.
3.646% due 06/20/2014		900	881
4.500% due 02/11/2014		900	902
6.000% due 12/15/2011		2,600	2,639
6.625% due 05/15/2012		5,900	6,040
6.875% due 09/15/2011		3,100	3,127
7.500% due 12/31/2013		7,800	8,375
8.300% due 02/12/2015		2,000	2,240
American Express Co.
4.875% due 07/15/2013		1,500	1,595
American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,893
American International Group, Inc.
4.000% due 09/20/2011	EUR	4,600	6,695
ASB Finance Ltd.
1.470% due 02/13/2012		2,000	2,897
Banque PSA Finance
2.146% due 04/04/2014		$2,000	1,998
Barclays Bank PLC
0.420% due 03/23/2017		1,000	975
Bear Stearns Cos. LLC
0.463% due 02/01/2012		14,600	14,617
BNP Paribas S.A.
0.693% due 04/08/2013		500	497
1.190% due 01/10/2014		3,500	3,477
BPCE S.A.
2.018% due 02/07/2014		11,700	11,789
BRFkredit A/S
0.528% due 04/15/2013		8,400	8,407
CIT Group, Inc.
7.000% due 05/01/2014		183	185
7.000% due 05/01/2015		654	657
7.000% due 05/01/2016		546	545
7.000% due 05/01/2017		1,060	1,058
Citigroup, Inc.
0.522% due 06/09/2016		5,800	5,338
2.262% due 08/13/2013		12,800	13,048
4.750% due 05/31/2017	EUR	600	807
Credit Agricole S.A.
0.623% due 02/02/2012		$3,800	3,793
Dexia Credit Local
0.652% due 03/05/2013		5,300	5,288
2.000% due 03/05/2013		2,700	2,717
Dexia Credit Local S.A.
0.535% due 01/12/2012		5,200	5,199
0.896% due 09/23/2011		7,900	7,908
DnB NOR Bank ASA
0.484% due 09/01/2016		1,000	997
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		2,100	2,105
General Electric Capital Corp.
0.396% due 12/28/2018		2,600	2,273
Goldman Sachs Group, Inc.
0.674% due 07/22/2015		400	380
0.696% due 03/22/2016		2,000	1,888
1.268% due 02/07/2014		9,900	9,825
HBOS PLC
0.452% due 09/06/2017		31,100	27,606
HSBC Finance Corp.
0.478% due 08/09/2011		900	900
ING Bank NV
0.913% due 01/13/2012		10,500	10,520
1.046% due 03/30/2012		4,400	4,418
1.652% due 06/09/2014		1,300	1,305
International Lease Finance Corp.
1.795% due 08/15/2011	EUR	4,700	6,846
Intesa Sanpaolo SpA
2.658% due 02/24/2014		$1,800	1,797
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		700	656
Lloyds TSB Bank PLC
2.624% due 01/24/2014		4,200	4,262
Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,151
Merrill Lynch & Co., Inc.
2.019% due 09/14/2018	EUR	9,500	11,775
MetLife Institutional Funding II
1.201% due 04/04/2014		$8,700	8,726
Morgan Stanley
0.590% due 01/09/2014		800	780
0.758% due 10/15/2015		1,600	1,516
1.711% due 04/13/2016	EUR	1,000	1,358
National Australia Bank Ltd.
0.793% due 07/08/2014		$2,300	2,323
1.010% due 04/11/2014		7,300	7,298
RCI Banque S.A.
2.155% due 04/11/2014		4,700	4,713
Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		6,700	5,955
2.625% due 05/11/2012		2,500	2,548
SLM Corp.
0.504% due 10/25/2011		10,650	10,598
1.801% due 06/17/2013	EUR	2,000	2,806
5.125% due 08/27/2012		$900	924
5.375% due 01/15/2013		500	514
Societe Generale S.A.
1.326% due 04/11/2014		500	496
Springleaf Finance Corp.
5.200% due 12/15/2011		1,400	1,406
SSIF Nevada LP
0.981% due 04/14/2014		11,700	11,710
Sun Life Financial Global Funding LP
0.457% due 07/06/2011		1,000	1,000
UBS AG
1.273% due 01/28/2014		1,000	1,005
1.358% due 02/23/2012		1,600	1,611
Wachovia Corp.
0.648% due 10/15/2016		1,800	1,729
Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,821
Westpac Banking Corp.
0.976% due 03/31/2014		3,600	3,607
XL Capital Finance Europe PLC
6.500% due 01/15/2012		1,300	1,337

			296,062

INDUSTRIALS 3.7%
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		5,800	5,825
CW Media Holdings, Inc.
13.500% due 08/15/2015 (a)		2,711	2,928
Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,413
DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,055
7.125% due 02/01/2016		200	212
7.750% due 05/31/2015		11,600	12,615
Dow Chemical Co.
2.518% due 08/08/2011		7,400	7,416
EOG Resources, Inc.
1.023% due 02/03/2014		4,400	4,445
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		900	940
HCA, Inc.
9.250% due 11/15/2016		1,100	1,173
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		400	411
8.125% due 07/15/2015		300	357
Masco Corp.
5.875% due 07/15/2012		700	724
MeadWestvaco Corp.
6.850% due 04/01/2012		1,000	1,037
Pemex Project Funding Master Trust
0.853% due 12/03/2012		3,600	3,609
Pulte Group, Inc.
5.250% due 01/15/2014		400	410
Seagate Technology HDD Holdings
6.375% due 10/01/2011		400	405
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013		1,500	1,478
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,600	3,764
Volkswagen International Finance NV
0.757% due 10/01/2012		4,300	4,313
Whirlpool Corp.
8.000% due 05/01/2012		1,000	1,057

			55,587

UTILITIES 2.0%
BellSouth Corp.
4.463% due 04/26/2021		18,000	18,533
Nextel Communications, Inc.
7.375% due 08/01/2015		200	201
NRG Energy, Inc.
8.250% due 09/01/2020		700	718
Qwest Corp.
3.497% due 06/15/2013		500	514
Telecom Italia Capital S.A.
0.886% due 07/18/2011		1,000	1,000
Vodafone Group PLC
5.350% due 02/27/2012		8,600	8,862

			29,828

Total Corporate Bonds & Notes (Cost $371,601)			381,477

MUNICIPAL BONDS & NOTES 1.0%
NEW JERSEY 1.0%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013		15,200	15,186

Total Municipal Bonds & Notes (Cost $15,200)			15,186

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
0.306% due 03/25/2034		825	817
0.436% due 05/25/2037		2,337	2,342
0.536% due 03/25/2037 - 07/25/2037		2,960	2,968
0.546% due 03/25/2037		1,593	1,595
0.566% due 07/25/2037		2,566	2,576
0.586% due 05/25/2031 - 09/25/2035		3,440	3,441
0.596% due 09/25/2035		3,772	3,770
0.631% due 02/25/2037		3,183	3,183
0.816% due 05/25/2040		5,500	5,537
0.886% due 10/25/2037		3,930	3,967
0.906% due 06/25/2037		1,346	1,359
0.916% due 06/25/2040		20,183	20,433
0.926% due 03/25/2040		4,047	4,101
0.936% due 03/25/2038 - 01/25/2040		18,619	18,862
1.006% due 12/25/2039		3,348	3,392
1.086% due 07/25/2039		3,113	3,150
1.495% due 07/01/2044		177	177
2.199% due 04/01/2035		1,535	1,588
2.254% due 11/01/2035		333	343
2.475% due 05/01/2022		3	3
2.594% due 12/01/2033		479	503
2.702% due 04/01/2018		9	9
4.000% due 06/01/2013 - 12/01/2015		2,715	2,779
4.294% due 11/01/2028		33	34
4.309% due 11/01/2027		26	27
4.364% due 07/01/2028		23	24
4.391% due 04/01/2028		25	26
4.475% due 11/01/2028		47	48
4.500% due 07/01/2041		1,000	1,034
4.558% due 12/01/2036		1,054	1,103
4.765% due 02/01/2027		3	4
4.774% due 09/01/2034		891	952
5.000% due 02/25/2017 - 04/25/2033		1,331	1,448
5.500% due 12/01/2034		411	447
5.713% due 08/01/2029		21	22
6.000% due 06/01/2017 - 07/01/2041		19,705	21,656
6.000% due 11/01/2036 (e)		3,234	3,564
7.000% due 02/01/2015 - 03/01/2015		290	309
7.500% due 09/01/2015 - 05/01/2016		263	290
8.000% due 03/01/2030 - 07/01/2031		106	125
Freddie Mac
0.487% due 02/15/2037		245	245
0.517% due 02/15/2037		660	662
0.527% due 02/15/2037		1,329	1,331
0.537% due 12/15/2030		233	234
0.587% due 06/15/2018		196	196
0.787% due 10/15/2037		1,238	1,248
0.797% due 07/15/2037		4,789	4,823
0.857% due 08/15/2037		4,774	4,813
0.887% due 08/15/2037		9,463	9,551
0.897% due 10/15/2037		2,362	2,384
0.907% due 05/15/2037 - 09/15/2037		10,440	10,541
0.937% due 08/15/2036		2,149	2,176
1.037% due 11/15/2039 - 12/15/2039		1,984	2,007
1.042% due 01/15/2038		2,999	3,033
1.495% due 02/25/2045		1,249	1,234
2.022% due 06/01/2022		6	6
2.352% due 12/01/2022		24	24
2.529% due 06/01/2035		1,871	1,967
3.393% due 07/01/2019		213	214
5.500% due 07/01/2038		366	396
6.000% due 03/01/2016 - 02/01/2034		2,349	2,606
6.500% due 10/25/2043		1,537	1,725
8.500% due 04/01/2025		2	2
Ginnie Mae
0.586% due 09/20/2030		2	2
2.125% due 12/20/2022 - 12/20/2027		261	269
2.375% due 02/20/2026 - 02/20/2028		306	317
2.625% due 08/20/2022 - 07/20/2027		1,070	1,110
3.375% due 05/20/2026 - 06/20/2027		275	287
3.500% due 07/20/2018		98	102
8.000% due 04/20/2030		113	134
NCUA Guaranteed Notes
0.640% due 10/07/2020		4,463	4,471

Total U.S. Government Agencies (Cost $173,553)			176,118

MORTGAGE-BACKED SECURITIES 4.3%
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		585	543
Bank Mart
4.567% due 03/01/2019 (i)		363	289
Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		238	228
2.750% due 01/25/2034		51	40
2.768% due 02/25/2033		50	45
3.028% due 11/25/2034		1,556	1,278
3.070% due 01/25/2034		1,224	1,182
Bear Stearns Alt-A Trust
2.916% due 09/25/2035		422	307
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		1,361	874
5.027% due 12/26/2046		756	504
Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035		3,062	2,531
2.660% due 12/25/2035		989	885
Countrywide Alternative Loan Trust
0.366% due 05/25/2047		1,220	668
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		219	182
2.638% due 06/25/2032		24	20
4.832% due 06/25/2032		9	8
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		10,647	10,345
Fund America Investors Corp. II
2.384% due 06/25/2023		6	6
Granite Master Issuer PLC
0.286% due 12/20/2054		981	930
0.788% due 12/20/2054	GBP	1,054	1,605
Granite Mortgages PLC
1.015% due 09/20/2044		906	1,399
1.199% due 01/20/2044		144	223
1.718% due 01/20/2044	EUR	174	243
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$241	223
0.456% due 11/25/2045		430	266
GS Mortgage Securities Corp. II
1.317% due 03/06/2020		2,300	2,259
GSR Mortgage Loan Trust
0.536% due 01/25/2034		171	167
Harborview Mortgage Loan Trust
0.376% due 01/19/2038		2,913	1,843
Impac CMB Trust
0.946% due 10/25/2033		50	42
1.186% due 07/25/2033		919	860
JPMorgan Mortgage Trust
5.143% due 09/25/2035		1,764	1,683
Lehman Mortgage Trust
0.506% due 08/25/2036		5,739	4,998
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		641	471
Morgan Stanley Capital I
0.247% due 10/15/2020		330	322
Prime Mortgage Trust
0.586% due 02/25/2019		37	36
0.586% due 02/25/2034		289	273
Resecuritization Mortgage Trust
0.436% due 04/26/2021		1	1
Salomon Brothers Mortgage Securities VII, Inc.
2.785% due 12/25/2030		401	409
Structured Adjustable Rate Mortgage Loan Trust
2.696% due 09/25/2035		5,000	4,151
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		1,304	1,209
0.466% due 02/25/2036		675	422
9.166% due 06/25/2029		502	537
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,250	2,042
0.277% due 09/15/2021		7,952	7,672
WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		644	536
0.476% due 10/25/2045		367	303
0.506% due 01/25/2045		5,084	4,135
1.278% due 02/25/2046		3,402	2,569
1.478% due 11/25/2042		126	109
1.678% due 06/25/2042		469	375
2.609% due 02/27/2034		1,252	1,251
Wells Fargo Mortgage-Backed Securities Trust
4.909% due 01/25/2035		1,001	978

Total Mortgage-Backed Securities (Cost $68,202)			64,477

ASSET-BACKED SECURITIES 5.1%
Aames Mortgage Investment Trust
1.761% due 01/25/2035		2,933	2,920
AFC Home Equity Loan Trust
0.736% due 06/25/2028		282	158
AMMC CDO
0.482% due 08/08/2017		3,372	3,257
Asset-Backed Funding Certificates
0.666% due 06/25/2035		3,883	3,823
Bear Stearns Asset-Backed Securities Trust
0.276% due 06/25/2047		283	273

Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		1,182	1,171
Chase Funding Mortgage Loan Asset-Backed Certificates
0.926% due 10/25/2032		164	141
Chase Issuance Trust
1.747% due 09/15/2015		5,200	5,359
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	4,900	7,103
Citibank Omni Master Trust
2.287% due 05/16/2016		$7,500	7,592
2.937% due 08/15/2018		2,800	2,946
Citigroup Mortgage Loan Trust, Inc.
0.246% due 07/25/2045		1,938	1,588
Countrywide Asset-Backed Certificates
0.386% due 08/25/2034		2,354	2,121
Credit Suisse First Boston Mortgage Securities Corp.		0
0.806% due 01/25/2032		254	205
Globaldrive BV
4.000% due 10/20/2016	EUR	38	55
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021		$7,300	6,977
HSBC Home Equity Loan Trust
0.456% due 01/20/2035		1,216	1,098
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		14	14
Illinois Student Assistance Commission
0.754% due 04/25/2017		3,411	3,411
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		49	40
Pacifica CDO Ltd.
0.534% due 01/26/2020		2,200	2,085
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		1,954	1,979
SLM Student Loan Trust
1.731% due 12/15/2023	EUR	5,597	7,719
3.500% due 08/17/2043		$9,029	9,053
4.500% due 11/16/2043		854	824
6.187% due 07/15/2042		1,481	1,411
Wind River CLO Ltd.
0.576% due 12/19/2016		2,000	1,930

Total Asset-Backed Securities (Cost $75,662)			75,253

SOVEREIGN ISSUES 0.5%
Canada Housing Trust No. 1
3.950% due 12/15/2011	CAD	300	315
4.000% due 06/15/2012		400	425
4.800% due 06/15/2012		300	321
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	2,300	1,882
Hydro Quebec
0.562% due 09/29/2049		$1,200	930
Korea Development Bank
0.538% due 11/22/2012		2,200	2,165
Spain Government Bond
4.900% due 07/30/2040	EUR	1,000	1,248

Total Sovereign Issues (Cost $7,381)			7,286

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		109,100	190

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		72,000	47

Total Convertible Preferred Securities (Cost $666)			237

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
0.553% due 12/31/2049		913	6,919

Total Preferred Securities (Cost $9,564)			6,919

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 48.3%
CERTIFICATES OF DEPOSIT 4.5%
Banco Bradesco S.A.
0.000% due 08/26/2011		$11,900	11,868
Banco Do Brasil S.A.
0.000% due 02/15/2012		6,000	6,040
Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011		2,100	2,100
0.750% due 08/18/2011		3,900	3,900
Intesa Sanpaolo SpA
0.775% due 01/19/2012		600	599
Itau Unibanco S.A.
0.000% due 07/11/2011		1,700	1,699
0.000% due 02/06/2012		12,100	11,996
Royal Bank of Scotland Group PLC
1.653% due 10/15/2012		29,100	29,488

			67,690

COMMERCIAL PAPER 0.3%
Kells Funding LLC
0.280% due 07/18/2011		2,000	2,000
Straight-A Funding LLC
0.170% due 08/04/2011		1,400	1,400
0.172% due 08/03/2011		1,100	1,100

			4,500

REPURCHASE AGREEMENTS 2.6%
Barclays Capital, Inc.
0.010% due 07/01/2011		38,000	38,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $38,664. Repurchase proceeds are $38,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		964	964
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $985. Repurchase proceeds are $964.)

			38,964

SHORT-TERM NOTES 0.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		3,300	3,273

JAPAN TREASURY BILLS 8.6%
0.103% due 07/11/2011 - 09/20/2011 (b)	JPY	10,230,000	127,060

U.S. TREASURY BILLS 3.3%
0.090% due 07/14/2011 - 10/13/2011 (b)(d)(e)		$48,491	48,487

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 28.8%
		42,677,106	427,582

Total Short-Term Instruments (Cost $714,694)			717,556

PURCHASED OPTIONS (g) 0.0%
(Cost $61)			28

Total Investments 98.1% (Cost $1,448,236)			$1,456,067
Written Options (h) (0.1%) (Premiums $1,329)			(761)
Other Assets and Liabilities (Net) 2.0%			28,977

Net Assets 100.0%			$1,484,283

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $13,372 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $33,287 and cash of $36,819 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	204	$78
90-Day Eurodollar December Futures	Long	12/2012	1,321	(486)
90-Day Eurodollar December Futures	Long	12/2013	23	(11)
90-Day Eurodollar June Futures	Long	06/2012	729	419
90-Day Eurodollar June Futures	Long	06/2013	54	(34)
90-Day Eurodollar June Futures	Long	06/2014	8	(4)
90-Day Eurodollar March Futures	Long	03/2012	463	452
90-Day Eurodollar March Futures	Long	03/2013	392	(119)
90-Day Eurodollar March Futures	Long	03/2014	43	(24)
90-Day Eurodollar September Futures	Long	09/2011	17	3
90-Day Eurodollar September Futures	Long	09/2012	925	(133)
90-Day Eurodollar September Futures	Long	09/2013	43	(21)
E-mini S&P 500 Index September Futures	Long	09/2011	12,178	29,996
S&P 500 Index September Futures	Long	09/2011	890	10,967

				$41,083

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.418%	$600	$6	$0	$6
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	0.418%	1,500	12	0	12
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	0.418%	1,800	16	0	16
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	0.418%	1,500	12	0	12
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%	2,100	26	(56)	82
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	4,100	7	(48)	55
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.006%	7,000	0	7	(7)
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.964%	1,600	3	(9)	12
Brazil Government International Bond	CSFB	1.000%	12/20/2015	1.006%	15,000	0	89	(89)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.322%	1,300	11	0	11
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%	4,600	0	7	(7)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	0.909%	7,900	29	(163)	192
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.909%	2,600	10	(56)	66
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.006%	15,500	1	100	(99)
Brazil Government International Bond	UBS	1.000%	03/20/2015	0.909%	2,600	10	(55)	65

California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	0.520%		1,700	5	0	5
Credit Agricole S.A.	CSFB	3.000%	06/20/2016	2.717%	EUR	3,400	66	106	(40)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	2.717%		4,600	90	153	(63)
France Government Bond	BOA	0.250%	12/20/2015	0.700%		$11,700	(228)	(268)	40
France Government Bond	CITI	0.250%	12/20/2015	0.700%		24,500	(476)	(572)	96
France Government Bond	DUB	0.250%	12/20/2015	0.700%		18,900	(367)	(455)	88
France Government Bond	RBS	0.250%	12/20/2015	0.700%		38,200	(742)	(892)	150
General Electric Capital Corp.	BNP	0.770%	03/20/2013	0.606%		1,400	4	0	4
General Electric Capital Corp.	BNP	4.600%	12/20/2013	0.789%		2,800	266	0	266
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.789%		600	59	0	59
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.207%		11,900	(102)	(497)	395
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%		700	56	0	56
General Electric Capital Corp.	CITI	4.200%	12/20/2013	0.789%		1,300	111	0	111
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%		800	71	0	71
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.789%		900	77	0	77
General Electric Capital Corp.	MSC	0.750%	03/20/2013	0.606%		2,300	6	0	6
Indonesia Government International Bond	RBS	1.000%	12/20/2015	1.213%		14,600	(129)	(181)	52
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.792%		5,500	51	135	(84)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		27,300	254	664	(410)
MBIA, Inc.	BOA	2.800%	12/20/2012	12.840%		600	(78)	0	(78)
MBIA, Inc.	DUB	3.400%	12/20/2012	12.840%		600	(73)	0	(73)
MetLife, Inc.	JPM	1.700%	03/20/2013	0.620%		1,000	19	0	19
Mexico Government International Bond	BCLY	0.390%	01/20/2012	0.346%		5,000	10	0	10
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.980%		17,700	22	16	6
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.152%		1,400	(56)	0	(56)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		9,500	39	(118)	157
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	0.573%		1,500	33	0	33
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	0.573%		900	21	0	21
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	0.573%		2,500	61	0	61
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.315%		5,800	(80)	(111)	31
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	0.573%		1,600	50	0	50
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	0.573%		600	14	0	14
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	0.573%		600	19	0	19
Republic of Germany Government Bond	GSC	0.250%	03/20/2016	0.360%		5,500	(28)	(83)	55
SLM Corp.	BOA	5.000%	12/20/2011	0.708%		500	11	(35)	46
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%		8,000	(560)	(477)	(83)
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%		2,400	49	13	36
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%		1,400	28	27	1
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		200	5	4	1

							$(1,279)	$(2,755)	$1,476

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$100	$12	$12	$0
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	4,600	526	579	(53)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	100	12	13	(1)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	2,000	246	260	(14)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,156	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,858	39	0	39
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	385	5	0	5
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	9	0	9

					$871	$864	$7

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,800	$(20)	$(32)	$12
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	526	238	288
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		21,000	193	79	114
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		23,900	104	0	104
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	20	1	19
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		65,700	216	85	131

							$1,039	$371	$668

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Total Return Index	23,002	3-Month USD-LIBOR plus a specified spread	$49,903	09/08/2011	BOA	$1,650
Receive	S&P 500 Total Return Index	45,000	3-Month USD-LIBOR plus a specified spread	100,875	09/30/2011	BOA	0
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR plus a specified spread	235,273	01/31/2012	BOA	(6,656)

							$(5,006)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index September Futures	$500.000	09/15/2011	2,203	$61	$28

(h)	Written options outstanding on June 30, 2011:

Options	on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put -CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	10	$2	$(2)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	10	4	(2)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	30	10	(13)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	30	14	(3)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	54	36	(4)

				$66	$(24)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011		$12,700	$26	$(10)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		6,000	11	(9)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		6,000	25	(14)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,100	26	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		1,400	7	(8)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		1,400	9	(3)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		40,300	204	(243)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		40,300	204	(86)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		18,200	94	(110)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		18,200	115	(39)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	6	0
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	119	(3)

								$846	$(525)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		$2,000	$5	$(5)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,000	8	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		17,100	92	(9)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,100	5	(1)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	21,700	149	(43)

							$259	$(59)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	$5,900	$30	$(38)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	5,700	62	(94)

					$92	$(132)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$(4)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	(14)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(3)

						$66	$(21)

(i)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$363	$289	0.02%

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$1,000	$1,083	$(1,079)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	39,626	08/2011	BCLY	$0	$(441)	$(441)
Buy		39,626	08/2011	UBS	712	0	712
Buy		39,626	09/2011	BCLY	433	0	433
Buy		372	09/2011	BOA	35	0	35
Buy		186	09/2011	MSC	18	0	18
Sell	CAD	682	09/2011	BNP	0	(13)	(13)
Sell		1,165	09/2011	CITI	0	(28)	(28)
Buy		26,428	09/2011	DUB	523	0	523
Buy		10,794	09/2011	RBC	225	0	225
Sell		984	09/2011	RBC	0	(23)	(23)
Sell		98	09/2011	RBS	0	(1)	(1)
Buy	CHF	1,029	08/2011	CITI	13	0	13
Sell		747	08/2011	CITI	0	(21)	(21)
Buy	CNY	282	11/2011	BCLY	0	0	0
Buy		1,699	11/2011	CITI	2	0	2
Buy		10,006	11/2011	HSBC	0	(5)	(5)
Buy		10,518	11/2011	JPM	0	(2)	(2)
Buy		11,911	02/2012	BCLY	0	(8)	(8)

Buy		6,426	02/2012	HSBC	1	0	1
Buy		2,559	06/2012	HSBC	1	0	1
Buy		1,919	06/2012	JPM	0	0	0
Buy		13,889	02/2013	CITI	0	(4)	(4)
Buy		7,572	02/2013	GSC	0	(3)	(3)
Sell	EUR	1,300	07/2011	BCLY	0	(46)	(46)
Sell		300	07/2011	BNP	0	0	0
Buy		1,001	07/2011	CITI	19	0	19
Sell		1,109	07/2011	CITI	0	(28)	(28)
Sell		16,471	07/2011	CSFB	0	(130)	(130)
Sell		1,300	07/2011	DUB	13	0	13
Sell		2,060	07/2011	HSBC	15	(13)	2
Sell		13,136	07/2011	JPM	0	(108)	(108)
Sell		11,109	07/2011	RBS	0	(99)	(99)
Sell		1,200	07/2011	UBS	8	0	8
Sell	GBP	205	09/2011	BNP	0	(2)	(2)
Sell		400	09/2011	CITI	0	(2)	(2)
Sell		2,189	09/2011	UBS	84	0	84
Buy	IDR	4,912,000	07/2011	CITI	35	0	35
Buy		511,500	07/2011	HSBC	5	0	5
Sell		19,314,600	07/2011	HSBC	0	(18)	(18)
Buy		13,891,100	07/2011	JPM	40	0	40
Buy		4,970,000	10/2011	DUB	37	0	37
Buy		10,492,000	10/2011	RBS	73	0	73
Buy		24,730,700	01/2012	CITI	82	0	82
Buy		19,314,600	07/2012	HSBC	21	0	21
Buy	INR	115,004	08/2011	BCLY	32	0	32
Buy		124,112	08/2011	CITI	120	0	120
Sell	JPY	175,214	07/2011	BCLY	0	(82)	(82)
Buy		1,030,000	07/2011	BNP	0	(53)	(53)
Sell		3,826,618	07/2011	BOA	0	(1,814)	(1,814)
Buy		169,520	07/2011	CITI	33	0	33
Sell		419,000	07/2011	CITI	12	(36)	(24)
Sell		325,000	07/2011	CSFB	0	(110)	(110)
Sell		380,000	07/2011	DUB	0	(105)	(105)
Buy		1,894,000	07/2011	HSBC	0	(107)	(107)
Sell		535,446	07/2011	JPM	0	(264)	(264)
Buy		1,561,924	07/2011	RBC	53	(90)	(37)
Buy		499,985	07/2011	RBS	0	(29)	(29)
Sell		1,898,056	07/2011	RBS	0	(918)	(918)
Sell		230,000	08/2011	CITI	10	0	10
Sell		500,000	08/2011	DUB	0	(23)	(23)
Buy		3,590,000	08/2011	JPM	560	0	560
Sell		8,850,000	08/2011	JPM	0	(1,389)	(1,389)
Buy		349,948	08/2011	RBS	0	(20)	(20)
Sell		220,000	08/2011	RBS	0	(23)	(23)
Sell		1,870,000	08/2011	UBS	0	(310)	(310)
Sell		100,000	09/2011	CITI	1	0	1
Buy	KRW	6,636,758	08/2011	CITI	116	0	116
Buy		157,822	08/2011	GSC	8	0	8
Buy		7,000,000	08/2011	JPM	186	0	186
Buy		150,220	08/2011	MSC	7	0	7
Buy		188,000	08/2011	RBS	7	0	7
Buy	MXN	145,199	07/2011	CITI	596	0	596
Buy		3,711	07/2011	DUB	17	0	17

Buy		46,426	07/2011	HSBC	164	0	164
Buy		4,896	07/2011	MSC	18	0	18
Sell		202,678	07/2011	MSC	0	(69)	(69)
Buy		2,447	07/2011	UBS	9	0	9
Buy		25,066	11/2011	HSBC	14	0	14
Buy		213,428	11/2011	MSC	90	0	90
Buy		9,549	11/2011	UBS	5	0	5
Buy	MYR	1,000	08/2011	BCLY	8	0	8
Buy		2,020	08/2011	CITI	15	0	15
Buy		602	08/2011	HSBC	4	0	4
Buy		300	08/2011	JPM	2	0	2
Buy	PHP	13,339	11/2011	BCLY	6	0	6
Buy		50,233	11/2011	CITI	10	(2)	8
Buy		6,608	11/2011	DUB	2	0	2
Buy		4,392	11/2011	GSC	1	0	1
Buy		21,904	11/2011	JPM	5	(2)	3
Buy		148,442	03/2012	CITI	13	0	13
Buy		14,694	03/2012	HSBC	0	0	0
Buy		6,962	03/2012	MSC	0	0	0
Buy	RUB	11,588	07/2011	BCLY	9	0	9
Sell		11,588	07/2011	BCLY	1	0	1
Buy		11,588	07/2011	CITI	0	(1)	(1)
Sell		11,588	07/2011	CITI	7	0	7
Buy	SGD	1,050	09/2011	BCLY	34	0	34
Buy		500	09/2011	CITI	16	0	16
Buy		2,200	09/2011	DUB	11	0	11
Buy		1,000	09/2011	GSC	2	0	2
Buy		2,287	09/2011	JPM	32	0	32
Buy		1,400	09/2011	RBS	23	0	23
Buy		900	09/2011	UBS	0	0	0
Buy	TRY	5,754	07/2011	HSBC	0	(119)	(119)
Sell		7,455	07/2011	HSBC	0	(59)	(59)
Buy		1,702	07/2011	JPM	0	(57)	(57)
Buy		7,455	10/2011	HSBC	59	0	59
Buy	TWD	11,041	01/2012	CITI	5	0	5
Buy	ZAR	696	07/2011	CITI	3	0	3
Buy		2,090	07/2011	HSBC	8	0	8
Sell		25,766	07/2011	HSBC	0	(86)	(86)
Buy		16,007	07/2011	JPM	20	0	20
Buy		6,973	07/2011	MSC	7	0	7
Buy		760	09/2011	BCLY	12	0	12
Buy		760	09/2011	MSC	12	0	12
Buy		25,766	10/2011	HSBC	85	0	85

					$4,865	$(6,763)	$(1,898)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$11,530	$0	$11,530
Corporate Bonds & Notes
Banking & Finance	0	296,062	0	296,062
Industrials	0	55,587	0	55,587
Utilities	0	29,828	0	29,828
Municipal Bonds & Notes
New Jersey	0	15,186	0	15,186
U.S. Government Agencies	0	171,647	4,471	176,118
Mortgage-Backed Securities	0	64,188	289	64,477
Asset-Backed Securities	0	75,253	0	75,253
Sovereign Issues	0	5,404	1,882	7,286
Convertible Preferred Securities
Banking & Finance	190	0	0	190
Industrials	0	47	0	47
Preferred Securities
Banking & Finance	0	0	6,919	6,919
Short-Term Instruments
Certificates of Deposit	0	67,690	0	67,690
Commercial Paper	0	4,500	0	4,500
Repurchase Agreements	0	38,964	0	38,964
Short-Term Notes	0	3,273	0	3,273
Japan Treasury Bills	0	127,060	0	127,060
U.S. Treasury Bills	0	48,487	0	48,487
PIMCO Short-Term Floating NAV Portfolio	427,582	0	0	427,582
Purchased Options
Equity Contracts	0	28	0	28
	$427,772	$1,014,734	$13,561	$1,456,067
Short Sales, at value	$0	$(1,079)	$0	$(1,079)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,640	0	2,640
Equity Contracts	40,963	1,650	0	42,613
Foreign Exchange Contracts	0	4,865	0	4,865
Interest Rate Contracts	952	668	0	1,620
	$41,915	$9,823	$0	$51,738

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,216)	0	(1,216)
Equity Contracts	0	(6,656)	0	(6,656)
Foreign Exchange Contracts	0	(6,763)	0	(6,763)
Interest Rate Contracts	(832)	(549)	(153)	(1,534)

	$(832)	$(15,184)	$(153)	$(16,169)

Totals	$468,855	$1,008,294	$13,408	$1,490,557

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,207	$0	$(1,236)	$0	$398	$(369)	$0	$0	$0	$0
U.S. Government Agencies	4,659	0	(191)	0	0	3	0	0	4,471	3
Mortgage-Backed Securities	302	0	(16)	0	0	3	0	0	289	(1)
Asset-Backed Securities	6,507	0	(1,428)	8	59	42	0	(5,188)	0	0
Sovereign Issues	1,789	0	0	0	0	93	0	0	1,882	93
Preferred Securities Banking & Finance	6,934	0	0	0	0	(15)	0	0	6,919	(15)

	$21,398	$0	$(2,871)	$8	$457	$(243)	$0	$(5,188)	$13,561	$80
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(195)	$0	$0	$0	$0	$42	$0	$0	$(153)	$42

Totals	$21,203	$0	$(2,871)	$8	$457	$(201)	$0	$(5,188)	$13,408	$122

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 52.0%
BANKING & FINANCE 17.6%
American Express Co.
8.150% due 03/19/2038		$2,600	$3,462
American International Group, Inc.
5.850% due 01/16/2018		900	944
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,042
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,887
6.000% due 01/22/2020		$1,300	1,404
Bank of America Corp.
5.650% due 05/01/2018		2,500	2,638
5.750% due 12/01/2017		500	532
7.625% due 06/01/2019		3,500	4,058
Barclays Bank PLC
7.434% due 09/29/2049		1,000	1,027
10.179% due 06/12/2021		740	932
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	632
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	685
7.250% due 02/01/2018		700	832
BNP Paribas S.A.
5.186% due 06/29/2049		700	648
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	656
Capital One Bank USA N.A.
8.800% due 07/15/2019		400	491
Capital One Capital VI
8.875% due 05/15/2040		1,700	1,762
Citigroup, Inc.
5.365% due 03/06/2036 (m)	CAD	700	606
5.875% due 05/29/2037		$2,100	2,089
6.625% due 06/15/2032		600	623
6.875% due 03/05/2038		2,800	3,126
8.125% due 07/15/2039		1,200	1,506
8.500% due 05/22/2019		400	496
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,125	1,440
Credit Agricole S.A.
6.637% due 05/29/2049		200	171
Credit Suisse USA, Inc.
0.461% due 08/16/2011		700	700
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		1,300	1,362
7.800% due 06/01/2012		1,300	1,360
General Electric Capital Corp.
5.875% due 01/14/2038		700	710
6.750% due 03/15/2032		2,900	3,231
6.875% due 01/10/2039		4,400	4,997
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,400	1,510
6.250% due 02/01/2041		500	506
7.500% due 02/15/2019		3,600	4,193
HBOS Capital Funding LP
6.071% due 06/29/2049		600	522
HBOS PLC
6.750% due 05/21/2018		1,900	1,830
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	920
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	627
HSBC USA Capital Trust I
7.808% due 12/15/2026		350	360
ING Bank NV
1.652% due 06/09/2014		2,600	2,610
JPMorgan Chase & Co.
5.500% due 10/15/2040		200	200
6.400% due 05/15/2038		3,200	3,624
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)		500	1
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	188
6.875% due 11/15/2018		1,700	1,866
Morgan Stanley
5.500% due 01/26/2020		1,100	1,116
6.625% due 04/01/2018		1,800	1,985
7.300% due 05/13/2019		400	454
New York Life Insurance Co.
6.750% due 11/15/2039		1,200	1,372
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,500	1,978
Prudential Financial, Inc.
6.200% due 11/15/2040		800	820
6.625% due 12/01/2037		700	746
Rabobank Capital Funding Trust II
5.260% due 12/29/2049		2,400	2,414
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		2,700	2,444
Sallie Mae, Inc.
0.000% due 10/03/2022		655	398
SLM Corp.
5.625% due 08/01/2033		1,000	842
UBS AG
5.875% due 12/20/2017		100	110
Wachovia Bank N.A.
5.850% due 02/01/2037		750	758
6.600% due 01/15/2038		2,400	2,640
Wells Fargo Bank N.A.
5.950% due 08/26/2036		400	409
Weyerhaeuser Co.
7.375% due 03/15/2032		2,200	2,296

			86,788

INDUSTRIALS 24.9%
Alcoa, Inc.
5.400% due 04/15/2021		3,200	3,214
5.950% due 02/01/2037		2,000	1,911
Altria Group, Inc.
9.250% due 08/06/2019		1,200	1,566
9.950% due 11/10/2038		1,900	2,677
10.200% due 02/06/2039		600	863
Anadarko Petroleum Corp.
6.200% due 03/15/2040		3,800	3,864
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		900	1,024
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039		700	949
ArcelorMittal
7.000% due 10/15/2039		2,500	2,536
Baker Hughes, Inc.
5.125% due 09/15/2040		1,100	1,069
Barrick North America Finance LLC
5.700% due 05/30/2041		2,000	1,948
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039		700	710
Cameron International Corp.
5.950% due 06/01/2041		1,300	1,311
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		2,000	2,183
Caterpillar, Inc.
5.200% due 05/27/2041		3,300	3,313
6.050% due 08/15/2036		400	450
Cenovus Energy, Inc.
6.750% due 11/15/2039		1,300	1,474
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041		900	920
Comcast Corp.
5.150% due 03/01/2020		400	431
6.400% due 05/15/2038		2,450	2,623
6.400% due 03/01/2040		1,200	1,289
6.500% due 11/15/2035		200	218
6.950% due 08/15/2037		700	793
7.050% due 03/15/2033		600	696
Cox Communications, Inc.
8.375% due 03/01/2039		3,300	4,329
Crown Americas LLC
6.250% due 02/01/2021		3,825	3,882
CSX Corp.
6.150% due 05/01/2037		1,000	1,074
CVS Pass-Through Trust
7.507% due 01/10/2032		2,241	2,663
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		4,300	5,690
Devon Energy Corp.
7.950% due 04/15/2032		400	521
Devon Financing Corp. ULC
7.875% due 09/30/2031		400	517
DirecTV Holdings LLC
6.000% due 08/15/2040		1,100	1,119
Dow Chemical Co.
9.400% due 05/15/2039		2,100	3,125
Encana Corp.
6.500% due 08/15/2034		600	638
6.625% due 08/15/2037		800	863
Energy Transfer Partners LP
6.625% due 10/15/2036		500	518
7.500% due 07/01/2038		1,200	1,363
Enterprise Products Operating LLC
5.750% due 03/01/2035		200	195
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		1,000	1,062
8.625% due 04/28/2034		200	251
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,115
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,700	2,025
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		400	388
6.500% due 02/01/2037		400	418
6.950% due 01/15/2038		2,900	3,160
Kraft Foods, Inc.
6.500% due 02/09/2040		1,500	1,672
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		200	225
NBC Universal Media LLC
5.150% due 04/30/2020		1,600	1,691
Newmont Mining Corp.
6.250% due 10/01/2039		1,600	1,666
Nucor Corp.
6.400% due 12/01/2037		200	231
Petrobras International Finance Co.
6.875% due 01/20/2040		500	535
7.875% due 03/15/2019		1,700	2,066
Pfizer, Inc.
7.200% due 03/15/2039		2,670	3,363

Philip Morris International, Inc.
6.375% due 05/16/2038	700	796
Plains All American Pipeline LP
6.650% due 01/15/2037	100	106
Pride International, Inc.
7.875% due 08/15/2040	200	249
Roche Holdings, Inc.
7.000% due 03/01/2039	400	487
Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,700	2,693
RZD Capital Ltd.
5.739% due 04/03/2017	1,000	1,066
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	300	340
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	1,200	1,195
Suncor Energy, Inc.
6.500% due 06/15/2038	200	219
6.850% due 06/01/2039	800	906
Target Corp.
6.500% due 10/15/2037	500	573
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,280
Tennessee Gas Pipeline Co.
7.625% due 04/01/2037	100	121
8.375% due 06/15/2032	2,400	3,046
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	660
Time Warner Cable, Inc.
6.550% due 05/01/2037	3,200	3,410
7.300% due 07/01/2038	800	933
Time Warner, Inc.
6.250% due 03/29/2041	100	104
6.500% due 11/15/2036	2,469	2,641
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	108
7.250% due 08/15/2038	300	362
7.625% due 01/15/2039	500	621
Transocean, Inc.
6.800% due 03/15/2038	1,900	2,047
7.500% due 04/15/2031	1,000	1,129
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	873	960
United Technologies Corp.
6.125% due 07/15/2038	700	792
Vale Overseas Ltd.
6.250% due 01/23/2017	200	227
6.875% due 11/10/2039	2,800	3,057
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,040
5.625% due 04/15/2041	2,700	2,796
6.200% due 04/15/2038	900	1,001
6.500% due 08/15/2037	500	576
Williams Cos., Inc.
7.500% due 01/15/2031	2,200	2,523
8.750% due 03/15/2032	222	283

		122,744

UTILITIES 9.5%
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,570
7.000% due 04/01/2038	100	117
AT&T Corp.
8.000% due 11/15/2031	238	316
AT&T, Inc.
5.350% due 09/01/2040	8,018	7,627
6.400% due 05/15/2038	200	215
6.550% due 02/15/2039	600	660
British Telecommunications PLC
9.875% due 12/15/2030	600	826
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	476
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	795
EDF S.A.
6.950% due 01/26/2039	1,300	1,526
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,504
FirstEnergy Corp.
7.375% due 11/15/2031	400	457
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	3,025
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,755
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,700	2,031
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	527
Majapahit Holding BV
7.750% due 01/20/2020	900	1,058
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	422
6.500% due 09/15/2037	1,600	1,810
NGPL PipeCo LLC
7.768% due 12/15/2037	2,100	2,268
Pacific Gas & Electric Co.
5.400% due 01/15/2040	2,000	1,948
6.050% due 03/01/2034	400	424
6.250% due 03/01/2039	200	217
PacifiCorp
6.000% due 01/15/2039	1,300	1,440
Progress Energy, Inc.
7.750% due 03/01/2031	400	502
PSEG Power LLC
8.625% due 04/15/2031	400	515
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,174
Southern California Edison Co.
5.625% due 02/01/2036	200	212
6.000% due 01/15/2034	300	332
Telecom Italia Capital S.A.
7.721% due 06/04/2038	900	898
Verizon Communications, Inc.
6.900% due 04/15/2038	1,900	2,187
7.350% due 04/01/2039	2,400	2,893
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,485
Vodafone Group PLC
6.150% due 02/27/2037	3,400	3,660

		46,872

Total Corporate Bonds & Notes (Cost $239,119)		256,404

MUNICIPAL BONDS & NOTES 6.6%
CALIFORNIA 2.0%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	1,300	1,400
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,700	1,833
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	700	792
7.550% due 04/01/2039	1,400	1,604
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	170	110
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,208
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,099
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	95
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	1,679

		9,820

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	212

DISTRICT OF COLUMBIA 0.3%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	1,300	1,286

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	661

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	960

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,043

NEVADA 0.3%
Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,372
7.100% due 06/01/2039	200	207

		1,579

NEW YORK 1.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,251
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,900	2,085
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,011

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		1,400	1,543

NORTH CAROLINA 0.1%			5,890

North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039		300	319

OHIO 0.4%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		1,500	1,791
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	73

			1,864

TEXAS 1.4%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038		1,500	1,577
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		2,100	2,290
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041		1,300	1,378
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		1,800	1,845

			7,090

UTAH 0.3%
Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039		1,300	1,421

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		200	202

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	74

Total Municipal Bonds & Notes (Cost $30,693)			32,421

U.S. GOVERNMENT AGENCIES 17.2%
Fannie Mae
0.000% due 06/01/2017		2,400	2,063
0.000% due 05/15/2030 - 11/15/2030 (i)		20,000	7,916
0.386% due 10/27/2037		400	398
3.980% due 08/01/2021		2,500	2,460
5.500% due 03/01/2034 - 03/01/2039		2,653	2,874
5.625% due 04/17/2028		100	113
6.000% due 04/18/2036		900	985
6.625% due 11/15/2030		400	506
7.125% due 01/15/2030 (i)		4,700	6,264
Federal Home Loan Bank
5.500% due 07/15/2036		700	771
Financing Corp.
0.000% due 12/06/2018 - 12/27/2018		10,400	8,325
8.600% due 09/26/2019		1,470	2,041
Freddie Mac
5.000% due 04/15/2038		300	323
Ginnie Mae
5.500% due 10/20/2037		367	400
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033		8,400	9,658
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 04/15/2030		37,200	23,318
Small Business Administration
5.290% due 12/01/2027		462	503
Tennessee Valley Authority
0.000% due 01/15/2038		9,915	2,543
4.625% due 09/15/2060		1,300	1,225
4.875% due 01/15/2048		1,900	1,893
5.250% due 09/15/2039		3,500	3,720
5.375% due 04/01/2056		1,200	1,294
5.500% due 06/15/2038		1,600	1,748
5.880% due 04/01/2036		3,000	3,457

Total U.S. Government Agencies (Cost $83,463)			84,798

U.S. TREASURY OBLIGATIONS 15.9%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028		4,312	4,517
2.000% due 01/15/2026		170	186
2.375% due 01/15/2025		478	550
2.375% due 01/15/2027 (h)		3,122	3,561
2.500% due 01/15/2029		2,835	3,297
3.875% due 04/15/2029		137	187
U.S. Treasury Bonds
4.375% due 11/15/2039		9,500	9,507
5.250% due 11/15/2028		2,500	2,965
5.375% due 02/15/2031		2,400	2,895
5.500% due 08/15/2028		7,400	8,783
U.S. Treasury Strips
0.000% due 05/15/2021		6,100	4,331
0.000% due 08/15/2022		1,200	792
0.000% due 11/15/2024 (i)		18,300	10,667
0.000% due 02/15/2027		3,900	1,983
0.000% due 08/15/2028 (f)(i)		11,200	5,351
0.000% due 08/15/2028 (i)		10,800	5,065
0.000% due 05/15/2032		1,100	424
0.000% due 11/15/2032 (i)		7,400	2,774
0.000% due 05/15/2034		600	208
0.000% due 11/15/2034		200	67
0.000% due 05/15/2037		300	89
0.000% due 05/15/2039 (i)		17,700	4,813
0.000% due 11/15/2040 (i)		21,200	5,352

Total U.S. Treasury Obligations (Cost $79,488)			78,364

MORTGAGE-BACKED SECURITIES 2.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035		1,200	1,252
Banc of America Commercial Mortgage, Inc.
5.802% due 06/10/2049		343	354
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		975	906
Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034		347	346
DBUBS Mortgage Trust
1.535% due 07/12/2044		2,500	2,489
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,900	2,041
5.444% due 03/10/2039		700	751
Indymac IMSC Mortgage Loan Trust
0.366% due 07/25/2047		283	150
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046		1,200	1,199
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,900	2,067
Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046		128	75
0.406% due 05/25/2036		241	135
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		47	46
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,296

Total Mortgage-Backed Securities (Cost $13,108)			13,107

ASSET-BACKED SECURITIES 0.3%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		844	844
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		2	2
SLM Student Loan Trust
1.774% due 04/25/2023		477	493

Total Asset-Backed Securities (Cost $1,310)			1,339

SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,702
6.500% due 06/10/2019		800	906
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,631
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,311
Mexico Government International Bond
5.950% due 03/19/2019		2,800	3,227
6.050% due 01/11/2040		1,200	1,283
Province of Ontario Canada
4.600% due 06/02/2039	CAD	200	216
4.700% due 06/02/2037		900	982
Province of Quebec Canada
5.750% due 12/01/2036		1,000	1,243
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,443

Total Sovereign Issues (Cost $13,524)			14,944

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		11,159	19

Total Convertible Preferred Securities (Cost $676)			19

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.9%
REPURCHASE AGREEMENTS 3.0%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	$15,000	15,000

(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $15,352. Repurchase proceeds are $15,000.)
U.S. TREASURY BILLS 0.1%
0.028% due 07/28/2011 - 09/29/2011 (b)(f)(g)	500	500

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 8.8%
	4,335,791	43,440

Total Short-Term Instruments (Cost $58,942)		58,940

PURCHASED OPTIONS (k) 0.0%
(Cost $26)		18

Total Investments 109.6% (Cost $520,349)		$540,354
Written Options (l) (0.1%) (Premiums $554)		(373)
Other Assets and Liabilities (Net) (9.5%)		(46,666)

Net Assets 100.0%		$493,315

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $277 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $480 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $5,494 at a weighted average interest rate of 0.147%. On June 30, 2011, securities valued at $3,561 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $29,450 and cash of $2 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2012	150	$216
90-Day Eurodollar March Futures	Long	03/2012	593	530
90-Day Eurodollar September Futures	Long	09/2011	203	2
90-Day Eurodollar September Futures	Long	09/2011	183	237
E-mini S&P 500 Index September Futures	Long	09/2011	182	449
S&P 500 Index September Futures	Long	09/2011	1,219	15,021

				$16,455

(j)	Swap agreements outstanding on June 30, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	26,800	$184	$19	$165

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	34,503	3-Month USD-LIBOR plus a specified spread	$74,854	09/08/2011	BOA	$2,475

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index September Futures	$500.000	09/15/2011	491	$14	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$5,000	$12	$12

(l)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	23	$5	$(5)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	15	5	(3)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	105	67	(8)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	105	49	(82)

				$126	$(98)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$5,000	$29	$(29)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,500	119	(71)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	7,800	15	(12)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	7,800	32	(18)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	2,600	13	(16)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	2,600	13	(6)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	13,600	67	(82)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	13,600	102	(29)

							$390	$(263)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$38	$(12)

(m)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$607	$606	0.12%

(n)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (2)
Fannie Mae	6.000%	08/01/2041	$1,000	$1,100	$(1,097)
U.S. Treasury Bonds	4.375%	11/15/2039	14,300	14,315	(14,395)
U.S. Treasury Bonds	5.250%	11/15/2028	2,500	2,961	(2,982)
U.S. Treasury Bonds	5.375%	02/15/2031	2,400	2,891	(2,943)

				$21,267	$(21,417)

(2)	Market value includes $153 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,433	08/2011	BCLY	$27	$0	$27
Sell		2,433	08/2011	UBS	0	(44)	(44)
Sell		2,433	09/2011	BCLY	0	(27)	(27)
Sell	CAD	2,038	09/2011	DUB	0	(40)	(40)
Sell		833	09/2011	RBC	0	(17)	(17)
Buy	CNY	207	11/2011	BCLY	0	0	0
Buy		1,245	11/2011	CITI	2	0	2
Buy		767	11/2011	JPM	0	0	0
Buy		730	02/2012	DUB	1	0	1
Buy		13,542	02/2013	BCLY	0	(16)	(16)
Buy		10,595	02/2013	DUB	1	0	1
Sell	EUR	840	07/2011	CSFB	0	(6)	(6)
Sell		693	07/2011	JPM	0	(5)	(5)
Sell		568	07/2011	RBS	0	(5)	(5)
Buy	INR	74,214	08/2011	BCLY	21	0	21
Buy		97,734	08/2011	CITI	81	0	81
Buy		32,053	08/2011	MSC	35	0	35
Buy	KRW	4,908,960	08/2011	CITI	118	0	118
Buy		147,520	08/2011	MSC	7	0	7
Buy		185,000	08/2011	RBS	7	0	7
Buy	MXN	8,739	07/2011	CITI	30	0	30
Buy		359	07/2011	DUB	1	0	1
Buy		45,955	07/2011	HSBC	214	0	214
Sell		55,053	07/2011	MSC	26	0	26
Buy		55,053	11/2011	MSC	0	(20)	(20)
Buy		29,550	11/2011	UBS	0	(8)	(8)
Buy	PHP	52,824	03/2012	CITI	1	0	1
Buy	SGD	700	09/2011	BCLY	22	0	22
Buy		1,400	09/2011	CITI	45	0	45
Sell		944	09/2011	CITI	0	(28)	(28)
Buy		700	09/2011	JPM	23	0	23
Buy		1,300	09/2011	RBS	41	0	41

					$703	$(216)	$487

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$86,788	$0	$86,788
Industrials	0	122,744	0	122,744
Utilities	0	46,872	0	46,872
Municipal Bonds & Notes
California	0	9,820	0	9,820
Connecticut	0	212	0	212
District of Columbia	0	1,286	0	1,286
Georgia	0	661	0	661
Illinois	0	960	0	960
Michigan	0	1,043	0	1,043
Nevada	0	1,579	0	1,579
New York	0	5,890	0	5,890
North Carolina	0	319	0	319
Ohio	0	1,864	0	1,864
Texas	0	7,090	0	7,090
Utah	0	1,421	0	1,421
Washington	0	202	0	202
West Virginia	0	74	0	74
U.S. Government Agencies	0	82,338	2,460	84,798
U.S. Treasury Obligations	0	78,364	0	78,364
Mortgage-Backed Securities	0	10,617	2,489	13,106
Asset-Backed Securities	0	495	844	1,339
Sovereign Issues	0	14,944	0	14,944
Convertible Preferred Securities
Banking & Finance	19	0	0	19
Short-Term Instruments
Repurchase Agreements	0	15,000	0	15,000
U.S. Treasury Bills	0	500	0	500
PIMCO Short-Term Floating NAV Portfolio	43,440	0	0	43,440
Purchased Options
Equity Contracts	0	6	0	6
Interest Rate Contracts	0	12	0	12
	$43,459	$491,101	$5,793	$540,353
Short Sales, at value	$0	$(21,417)	$0	$(21,417)

Financial Derivative Instruments (7) - Assets
Equity Contracts	15,470	2,475	0	17,945
Foreign Exchange Contracts	0	703	0	703
Interest Rate Contracts	985	165	0	1,150
	$16,455	$3,343	$0	$19,798

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(216)	0	(216)
Interest Rate Contracts	0	(361)	(12)	(373)

	$0	$(577)	$(12)	$(589)

Totals	$59,914	$472,450	$5,781	$538,145

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$0	$2,501	$0	$0	$0	$(41)	$0	$0	$2,460	$(41)
Mortgage-Backed Securities	0	2,500	0	0	0	(11)	0	0	2,489	(11)
Asset-Backed Securities	836	0	0	0	0	8	0	0	844	8

	$836	$5,001	$0	$0	$0	$(44)	$0	$0	$5,793	$(44)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(24)	0	0	0	0	12	0	0	(12)	12

Totals	$812	$5,001	$0	$0	$0	$(32)	$0	$0	$5,781	$(32)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Total Return Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
Ford Motor Co.
2.940% due 12/15/2013		$1,557	$1,559
Petroleum Export Ltd.
3.246% due 12/07/2012		1,113	1,106

Total Bank Loan Obligations (Cost $2,674)			2,665

CORPORATE BONDS & NOTES 31.5%
BANKING & FINANCE 19.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	323
Ally Financial, Inc.
3.466% due 02/11/2014		300	295
3.646% due 06/20/2014		700	685
4.500% due 02/11/2014		700	702
6.000% due 12/15/2011		149	151
6.625% due 05/15/2012		100	102
6.750% due 12/01/2014		400	419
6.875% due 09/15/2011		2,486	2,508
6.875% due 08/28/2012		200	208
7.500% due 09/15/2020		100	105
American Express Bank FSB
5.500% due 04/16/2013		500	535
5.550% due 10/17/2012		300	317
American Express Centurion Bank
6.000% due 09/13/2017		1,000	1,129
American Express Credit Corp.
5.875% due 05/02/2013		300	323
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	203
American International Group, Inc.
5.050% due 10/01/2015		100	104
5.850% due 01/16/2018		2,300	2,412
6.400% due 12/15/2020		2,100	2,263
Banco do Brasil S.A.
3.007% due 07/02/2014		300	299
Banco Santander Brasil S.A.
2.346% due 03/18/2014		700	704
4.250% due 01/14/2016		400	403
4.500% due 04/06/2015		500	511
Banco Santander Chile
1.875% due 01/19/2016		1,000	960
Bank of America Corp.
0.591% due 08/15/2016		100	93
1.693% due 01/30/2014		1,300	1,304
6.500% due 08/01/2016		1,000	1,116
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	101
Bank of Montreal
2.850% due 06/09/2015		100	104
Bank of Nova Scotia
1.650% due 10/29/2015		200	197
Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,161
6.050% due 12/04/2017		600	636
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	204
6.500% due 03/10/2021		200	205
7.250% due 04/22/2020		500	526
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,827
BNP Paribas S.A.
0.693% due 04/08/2013		300	298
1.190% due 01/10/2014		1,000	993
5.000% due 01/15/2021		500	503
5.186% due 06/29/2049		1,200	1,111
BPCE S.A.
2.375% due 10/04/2013		100	102
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2014		24	24
7.000% due 05/01/2015		142	143
7.000% due 05/01/2016		70	70
7.000% due 05/01/2017		99	98
Citigroup, Inc.
1.733% due 01/13/2014		600	604
2.262% due 08/13/2013		200	204
5.500% due 04/11/2013		1,500	1,593
6.000% due 08/15/2017		1,900	2,082
8.500% due 05/22/2019		100	124
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		300	300
Deutsche Bank AG
2.210% due 09/22/2015	EUR	800	1,095
Dexia Credit Local
2.000% due 03/05/2013		$2,200	2,214
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		700	702
7.250% due 10/25/2011		1,800	1,827
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	293
General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,726
5.875% due 01/14/2038		$500	507
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	436
6.250% due 09/01/2017		1,200	1,325
ING Bank NV
1.652% due 06/09/2014		300	301
2.500% due 01/14/2016		100	98
International Lease Finance Corp.
0.634% due 07/01/2011		100	100
4.750% due 01/13/2012		100	102
5.000% due 09/15/2012		200	204
6.750% due 09/01/2016		2,300	2,461
Intesa Sanpaolo SpA
2.658% due 02/24/2014		500	499
JPMorgan Chase & Co.
6.000% due 01/15/2018		400	445
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,446
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	101
LBG Capital No.1 PLC
8.000% due 12/29/2049		300	272
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	488
Lloyds TSB Bank PLC
2.624% due 01/24/2014		1,300	1,319
4.875% due 01/21/2016		100	102
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		700	699
6.050% due 08/15/2012		1,200	1,263
6.400% due 08/28/2017		700	765
6.875% due 04/25/2018		1,000	1,107
MetLife, Inc.
6.400% due 12/15/2066		300	294
Morgan Stanley
2.761% due 05/14/2013		300	308
National Australia Bank Ltd.
5.350% due 06/12/2013		400	429
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	555
Qatari Diar Finance QSC
5.000% due 07/21/2020		200	206
Resona Bank Ltd.
5.850% due 09/29/2049		200	200
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		1,800	1,834
6.990% due 10/29/2049 (a)		700	634
Santander UK PLC
1.530% due 10/10/2017	EUR	1,400	1,894
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$700	743
SLM Corp.
4.802% due 01/31/2014		1,100	1,092
6.250% due 01/25/2016		100	104
Springleaf Finance Corp.
4.875% due 07/15/2012		200	200
6.900% due 12/15/2017		700	646
State Bank of India
4.500% due 10/23/2014		400	413
4.500% due 07/27/2015		1,000	1,027
State Street Capital Trust IV
1.247% due 06/01/2077		100	81
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	310
UBS AG
2.250% due 08/12/2013		3,700	3,765
5.750% due 04/25/2018		200	217
5.875% due 12/20/2017		400	440
USB Capital IX
3.500% due 10/29/2049		100	83
Wells Fargo & Co.
1.485% due 08/01/2011	EUR	1,000	1,449
7.980% due 03/29/2049		$1,400	1,519

			74,824

INDUSTRIALS 9.8%
Alcoa, Inc.
6.150% due 08/15/2020		200	212
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		1,700	1,785
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		1,800	1,808
AstraZeneca PLC
5.900% due 09/15/2017		300	350
Braskem Finance Ltd.
5.750% due 04/15/2021		300	303
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,400	1,517
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		600	614
Codelco, Inc.
6.150% due 10/24/2036		100	109
Cox Communications, Inc.
7.125% due 10/01/2012		2,000	2,145
CSN Resources S.A.
6.500% due 07/21/2020		900	961
Daimler Finance North America LLC
7.300% due 01/15/2012		1,700	1,759
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		1,500	1,642
Dow Chemical Co.
4.850% due 08/15/2012		1,100	1,149
6.000% due 10/01/2012		100	106
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		200	210
General Mills, Inc.
5.250% due 08/15/2013		700	761

Gerdau Trade, Inc.
5.750% due 01/30/2021	700	715
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	100	119
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	2,800	2,951
5.950% due 02/15/2018	1,300	1,450
Kraft Foods, Inc.
6.125% due 02/01/2018	500	576
Novatek Finance Ltd.
5.326% due 02/03/2016	200	207
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	300	318
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,600	1,721
Peabody Energy Corp.
7.875% due 11/01/2026	100	113
Philip Morris International, Inc.
6.375% due 05/16/2038	200	227
Plains All American Pipeline LP
4.250% due 09/01/2012	2,350	2,430
President and Fellows of Harvard College
6.000% due 01/15/2019	400	467
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	500	517
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	1,600	1,497
Rohm and Haas Co.
6.000% due 09/15/2017	400	455
Time Warner Cable, Inc.
6.200% due 07/01/2013	1,700	1,865
Transocean, Inc.
4.950% due 11/15/2015	200	216
Union Pacific Corp.
4.163% due 07/15/2022	700	694
UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	317
UST LLC
6.625% due 07/15/2012	3,000	3,171
Vale Overseas Ltd.
5.625% due 09/15/2019	600	643
6.875% due 11/10/2039	400	437
Vivendi S.A.
5.750% due 04/04/2013	800	858
Xerox Corp.
5.500% due 05/15/2012	1,300	1,351

		38,746

UTILITIES 2.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100	123
AT&T, Inc.
6.700% due 11/15/2013	2,000	2,244
Cleco Power LLC
6.000% due 12/01/2040	700	725
Duke Energy Corp.
5.650% due 06/15/2013	1,700	1,844
Enel Finance International NV
6.800% due 09/15/2037	400	393
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	1,200	1,434
Qwest Corp.
7.625% due 06/15/2015	500	568
8.875% due 03/15/2012	1,100	1,160
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	303
Tampa Electric Co.
6.875% due 06/15/2012	1,400	1,481
TNK-BP Finance S.A.
6.125% due 03/20/2012	100	104
6.625% due 03/20/2017	300	325

		10,704

Total Corporate Bonds & Notes (Cost $120,791)		124,274

MUNICIPAL BONDS & NOTES 4.2%
CALIFORNIA 1.6%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	107
6.918% due 04/01/2040	1,100	1,199
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	113
7.550% due 04/01/2039	100	115
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	107
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,269
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	604
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	827
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	265	207
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	508

		6,160

ILLINOIS 0.7%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,600	1,757
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	746
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207
Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	216

		2,926

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	538

NEVADA 0.0%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	109

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,164

NEW YORK 0.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,273
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	106
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,098

		2,477

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	213

OHIO 0.5%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,245
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	900	657

		1,902

TEXAS 0.2%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	636

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	565	419

Total Municipal Bonds & Notes (Cost $16,255)		16,544

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.246% due 12/25/2036	120	118
0.536% due 07/25/2037 - 03/25/2044	1,166	1,157
0.566% due 07/25/2037	823	826
0.586% due 09/25/2035	592	591
0.596% due 09/25/2035	1,140	1,140
0.906% due 06/25/2037	1,229	1,241
0.916% due 06/25/2040	3,375	3,416
0.926% due 03/25/2040	1,303	1,321
1.495% due 07/01/2044	55	55
2.534% due 05/25/2035	40	41
2.537% due 08/01/2033	54	56
2.572% due 09/01/2033	163	171
3.045% due 06/01/2033	219	224
3.331% due 01/01/2036	99	104
3.459% due 05/01/2036	8	8

4.500% due 01/01/2023 - 08/01/2025		2,386	2,536
4.558% due 12/01/2036		37	38
4.774% due 09/01/2034		36	38
5.000% due 04/25/2033 - 03/01/2035		1,516	1,620
5.500% due 01/01/2021 - 07/01/2035		3,032	3,297
6.000% due 08/01/2036 - 02/01/2038		2,751	3,031
6.500% due 10/01/2035 - 10/01/2036		509	577
7.000% due 09/01/2013		1	1
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037		1,436	1,436
Freddie Mac
0.887% due 08/15/2037		759	766
0.897% due 10/15/2037		201	203
0.907% due 05/15/2037 - 09/15/2037		840	848
1.495% due 02/25/2045		43	43
2.375% due 02/01/2024		17	17
2.480% due 03/01/2034		231	243
4.500% due 08/01/2041		1,000	1,030
5.500% due 08/15/2030 - 07/01/2038		550	596
8.000% due 01/01/2017		3	3
Ginnie Mae
2.375% due 03/20/2027		2	3
8.000% due 02/15/2030		1	2
Small Business Administration
5.520% due 06/01/2024		768	827

Total U.S. Government Agencies (Cost $26,857)			27,624

U.S. TREASURY OBLIGATIONS 6.3%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (f)		644	675
2.000% due 01/15/2026 (f)		114	124
2.375% due 01/15/2025 (f)		954	1,097
2.500% due 01/15/2029 (e)(f)		4,713	5,482
3.875% due 04/15/2029 (f)		2,462	3,376
U.S. Treasury Notes
0.750% due 06/15/2014 (e)(f)		14,000	13,981

Total U.S. Treasury Obligations (Cost $24,853)			24,735

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
2.403% due 02/25/2045		161	144
Arran Residential Mortgages Funding PLC
2.820% due 05/16/2047	EUR	1,000	1,451
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		$1,402	1,416
5.924% due 05/10/2045		400	443
Banc of America Funding Corp.
2.783% due 05/25/2035		272	264
5.775% due 01/20/2047		346	231
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		195	181
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		17	17
BCRR Trust
5.858% due 07/17/2040		500	546
Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		2	2
2.750% due 01/25/2034		3	3
3.070% due 01/25/2034		85	82
Bear Stearns Alt-A Trust
2.652% due 05/25/2035		698	552
2.916% due 09/25/2035		153	112
Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		92	85
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	214
Countrywide Alternative Loan Trust
0.366% due 05/25/2047		385	211
6.000% due 10/25/2033		42	41
Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		717	594
3.017% due 02/20/2036		92	73
Credit Suisse First Boston Mortgage Securities Corp.
1.870% due 05/25/2032		1	1
European Loan Conduit
1.570% due 05/15/2019	EUR	69	92
Extended Stay America Trust
2.950% due 11/05/2027		$989	984
First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		227	191
Granite Master Issuer PLC
0.286% due 12/20/2054		245	232
0.788% due 12/20/2054	GBP	301	459
Granite Mortgages PLC
1.015% due 09/20/2044		302	466
1.199% due 01/20/2044		48	74
1.718% due 01/20/2044	EUR	48	66
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$80	74
0.266% due 01/25/2047 (a)		88	82
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	107
5.444% due 03/10/2039		100	107
GS Mortgage Securities Corp. II
1.317% due 03/06/2020		1,000	982
GSR Mortgage Loan Trust
2.430% due 06/25/2034		211	180
5.163% due 11/25/2035		371	353
5.206% due 11/25/2035		918	817
6.000% due 03/25/2037		129	119
Impac CMB Trust
1.186% due 07/25/2033		58	54
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	1,395
5.882% due 02/15/2051		100	109
JPMorgan Mortgage Trust
5.750% due 01/25/2036		168	156
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	213
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		187	137
1.930% due 12/25/2032		7	6
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		147	127
1.955% due 01/25/2029		54	52
Morgan Stanley Capital I
5.439% due 02/12/2044		1,700	1,786
5.610% due 04/15/2049		435	448
Prime Mortgage Trust
0.586% due 02/25/2019		4	4
0.586% due 02/25/2034		40	38
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		158	164
Structured Adjustable Rate Mortgage Loan Trust
2.638% due 08/25/2035		160	126
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		405	375
Structured Asset Securities Corp.
2.756% due 10/25/2035		1,605	1,299
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		238	235
0.306% due 10/25/2046		36	35
Titan Europe PLC
1.099% due 10/23/2016	GBP	1,581	2,208
WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045		$79	65
1.278% due 02/25/2046		267	201
1.478% due 11/25/2042		41	35
1.678% due 08/25/2042		29	26
2.609% due 02/27/2034		41	41
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		382	343
2.816% due 10/25/2035		632	606
4.909% due 01/25/2035		362	354

Total Mortgage-Backed Securities (Cost $23,284)			22,686

ASSET-BACKED SECURITIES 5.0%
Access Group, Inc.
1.574% due 10/27/2025		1,150	1,163
ACE Securities Corp.
0.236% due 12/25/2036		21	20
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		18	16
Bear Stearns Asset-Backed Securities Trust
0.266% due 10/25/2036		41	39
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		338	334
Centurion CDO VII Ltd.
0.643% due 01/30/2016		1,136	1,093
Chase Issuance Trust
1.747% due 09/15/2015		2,200	2,267
Citibank Omni Master Trust
2.937% due 08/15/2018		800	842
Countrywide Asset-Backed Certificates
0.666% due 12/25/2031		58	31
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		13	10
Duane Street CLO
0.518% due 11/08/2017		4,076	3,931
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		27	27
Fremont Home Loan Trust
0.246% due 01/25/2037		36	34
Hillmark Funding
0.508% due 05/21/2021		1,100	1,025
HSBC Home Equity Loan Trust
1.126% due 11/20/2036		2,200	2,167
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		12	10
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		155	152

SLM Student Loan Trust
1.731% due 12/15/2023	EUR	1,652	2,278
3.437% due 05/16/2044		$372	392
3.500% due 08/17/2043		2,420	2,426
4.500% due 11/16/2043		285	275
6.187% due 07/15/2042		493	471
Wind River CLO Ltd.
0.576% due 12/19/2016		713	689

Total Asset-Backed Securities (Cost $19,578)			19,692

SOVEREIGN ISSUES 4.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	210
Canada Government Bond
1.500% due 12/01/2012	CAD	400	415
1.750% due 03/01/2013		600	625
2.000% due 08/01/2013		700	732
2.500% due 09/01/2013		500	528
3.000% due 12/01/2015		100	107
Canada Housing Trust No. 1
2.750% due 12/15/2015		200	210
3.350% due 12/15/2020		500	516
3.950% due 12/15/2011		100	105
4.000% due 06/15/2012		700	744
4.550% due 12/15/2012		200	216
4.800% due 06/15/2012		300	321
Export-Import Bank of China
4.875% due 07/21/2015		$100	109
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	700	573
4.000% due 01/29/2021		$400	370
5.125% due 06/29/2020		100	102
8.125% due 01/21/2014		800	918
Indonesia Government International Bond
7.500% due 01/15/2016		500	589
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	311
Mexico Government International Bond
6.000% due 06/18/2015	MXN	17,600	1,506
6.050% due 01/11/2040		$100	107
Province of Ontario Canada
1.375% due 01/27/2014		500	503
4.200% due 03/08/2018	CAD	100	110
4.300% due 03/08/2017		100	111
4.400% due 06/02/2019		100	110
4.600% due 06/02/2039		100	108
5.500% due 06/02/2018		100	118
Qatar Government International Bond
6.400% due 01/20/2040		$2,100	2,331
Russia Government International Bond
3.625% due 04/29/2015		100	104
7.500% due 03/31/2030		1,470	1,737
Turkey Government International Bond
7.000% due 09/26/2016		2,700	3,112

Total Sovereign Issues (Cost $17,062)			17,658

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
American International Group, Inc.
8.500% due 08/01/2011		25,917	45
Bank of America Corp.
7.250% due 12/31/2049		1,000	1,001
Wells Fargo & Co.
7.500% due 12/31/2049		900	954

			2,000

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		40,000	26

Total Convertible Preferred Securities (Cost $3,231)			2,026

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
DG Funding Trust
0.553% due 12/31/2049		217	1,644

Total Preferred Securities (Cost $2,294)			1,644

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 37.0%
CERTIFICATES OF DEPOSIT 2.2%
Banco Bradesco S.A.
0.000% due 08/26/2011		$3,500	3,491
1.955% due 01/24/2013		300	303
Banco do Brasil S.A.
0.000% due 02/15/2012		1,900	1,913
Itau Unibanco S.A.
0.000% due 09/12/2011		800	798
0.000% due 12/12/2011		700	696
0.000% due 02/06/2012		1,500	1,487

			8,688

COMMERCIAL PAPER 1.5%
Kells Funding LLC
0.290% due 01/10/2012		2,400	2,396
Straight-A Funding LLC
0.160% due 09/12/2011		2,000	1,999
Vodafone Group PLC
0.880% due 01/19/2012		1,800	1,795

			6,190

REPURCHASE AGREEMENTS 5.1%
Barclays Capital, Inc.
0.010% due 07/01/2011		10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020 valued at $10,156. Repurchase proceeds are $10,000.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% - 1.375% due 02/15/2013 - 02/28/2013 valued at $10,221. Repurchase proceeds are $10,000.)

			20,000

SHORT-TERM NOTES 0.3%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		1,100	1,091

U.S. TREASURY BILLS 5.0%
0.096% due 07/07/2011 - 09/22/2011 (b)(e)(f)		19,701	19,699

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 22.9%
		9,000,202	90,173

Total Short-Term Instruments (Cost $145,785)			145,841

PURCHASED OPTIONS (h) 0.0%
(Cost $33)			35

Total Investments 102.9% (Cost $402,697)			$405,424
Written Options (i) (0.2%) (Premiums $1,307)			(946)
Other Assets and Liabilities (Net) (2.7%)			(10,414)

Net Assets 100.0%			$394,064

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $8,099 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $19,561 and cash of $38 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	176	$110
90-Day Eurodollar December Futures	Long	12/2012	95	(35)
90-Day Eurodollar December Futures	Long	12/2013	90	(29)
90-Day Eurodollar June Futures	Long	06/2012	779	697
90-Day Eurodollar June Futures	Long	06/2013	41	(27)
90-Day Eurodollar June Futures	Long	06/2014	79	(25)
90-Day Eurodollar March Futures	Long	03/2012	1,532	1,426
90-Day Eurodollar March Futures	Long	03/2013	141	(62)
90-Day Eurodollar March Futures	Long	03/2014	103	(37)
90-Day Eurodollar September Futures	Long	09/2011	59	9
90-Day Eurodollar September Futures	Long	09/2012	232	13
90-Day Eurodollar September Futures	Long	09/2013	108	(37)
E-mini S&P 500 Index September Futures	Long	09/2011	1,833	4,518
S&P 500 Index September Futures	Long	09/2011	454	5,594
U.S. Treasury 2-Year Note September Futures	Long	09/2011	118	57
U.S. Treasury 10-Year Note September Futures	Short	09/2011	6	(8)

				$12,164

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.950%	$800	$(33)	$(28)	$(5)
American International Group, Inc.	CITI	1.000%	03/20/2016	1.950%	800	(32)	(28)	(4)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	500	2	(7)	9
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%	1,100	(4)	(2)	(2)
Brazil Government International Bond	CSFB	1.000%	06/20/2016	1.077%	1,700	(5)	(2)	(3)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%	1,000	3	(10)	13
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%	400	(1)	(1)	0
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%	500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	600	1	(6)	7
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	1,200	(4)	(2)	(2)
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	100	0	(1)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	500	1	(5)	6
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%	700	7	8	(1)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%	300	3	4	(1)
France Government Bond	GSC	0.250%	12/20/2015	0.700%	300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.700%	700	(13)	(13)	0
France Government Bond	RBS	0.250%	03/20/2016	0.739%	3,100	(68)	(95)	27
France Government Bond	UBS	0.250%	12/20/2015	0.700%	200	(4)	(4)	0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.525%	700	1	0	1
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	0.606%	1,400	26	0	26
Indonesia Government International Bond	BCLY	1.000%	06/20/2016	1.329%	500	(7)	(8)	1
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.820%	200	(14)	(14)	0
Indonesia Government International Bond	HSBC	1.000%	06/20/2016	1.329%	200	(3)	(3)	0
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.820%	600	(40)	(42)	2
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%	200	(14)	(14)	0
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	300	2	4	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	5,400	43	23	20
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%	300	(7)	(9)	2
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%	300	(7)	(9)	2

Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%	400	(9)	(12)	3
MetLife, Inc.	DUB	1.000%	03/20/2018	1.679%	1,200	(48)	(68)	20
MetLife, Inc.	JPM	1.000%	03/20/2016	1.437%	1,800	(34)	(43)	9
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.401%	100	(3)	(4)	1
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%	800	0	(6)	6
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%	1,900	(3)	5	(8)
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%	1,400	(1)	(9)	8
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%	800	(23)	(31)	8
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%	200	(6)	(8)	2
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%	1,000	(32)	(20)	(12)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	100	(7)	(7)	0
Turkey Government International Bond	CITI	1.000%	12/20/2015	1.610%	700	(18)	(9)	(9)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%	300	6	5	1
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%	200	4	4	0
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%	1,000	21	23	(2)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%	400	8	2	6
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	500	10	8	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%	300	7	2	5
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	400	8	7	1

						$(292)	$(438)	$146

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$300	$34	$35	$(1)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	104	118	(14)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	700	80	79	1
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	800	98	101	(3)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	900	111	114	(3)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	400	50	49	1
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	1,700	209	210	(1)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	300	37	39	(2)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	200	27	27	0
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	13	13	0
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	2,100	37	57	(20)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,350	13	0	13
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	386	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	675	8	0	8
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	5,200	21	0	21

					$846	$842	$4

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,500	$(28)	$(45)	$17
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	2	0	2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	52	8	44
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,400	9	2	7
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,000	9	4	5
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	8	(1)	9
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	44	0	44
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	49	(10)	59
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	7	1	6
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	20	1	19
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,000	4	1	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,100	5	2	3
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,900	9	4	5
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		700	3	(1)	4
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		200	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	1	0	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		100	0	0	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		600	5	1	4
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		800	7	1	6
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		700	5	1	4
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		100	0	0	0
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	8	3	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,000	14	7	7
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$600	(13)	1	(14)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		300	(6)	4	(10)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		500	(11)	0	(11)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		500	(11)	1	(12)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		300	(10)	7	(17)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		100	(4)	4	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		19,000	(634)	40	(674)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		13,400	(447)	71	(518)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		400	(13)	13	(26)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		9,300	(311)	5	(316)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		19,500	(651)	44	(695)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		100	(3)	2	(5)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	(4)	4	(8)

Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		4,500	(151)	114	(265)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		7,600	(254)	37	(291)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		100	3	1	2
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		100	2	(1)	3
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	33,900	(11)	(69)	58
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,400	1	0	1

							$(2,255)	$267	$(2,522)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR plus a specified spread	$124,767	01/31/2012	BOA	$(3,530)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index September Futures	$500.000	09/15/2011	399	$11	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$5,700	$22	$30

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$121.000	07/22/2011	12	$4	$(5)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	12	5	(1)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	39	32	(30)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	69	43	(5)

				$84	$(41)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$4,000	$8	$(3)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	4,500	26	(27)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	11,400	23	(7)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,600	21	(17)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	19	(12)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	(2)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	14	(12)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	(7)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,100	79	(53)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	31	(13)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,600	18	(6)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,200	44	(21)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,200	25	(8)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,000	29	(15)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,500	26	(13)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(53)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	6,600	15	(13)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	6,600	30	(24)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	(16)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	1,600	8	(10)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	1,600	10	(3)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	5,600	50	(41)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	5,600	78	(72)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	7,000	39	(24)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	7,000	39	(22)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	14,800	75	(89)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	14,800	75	(32)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	9,700	50	(58)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	9,700	61	(21)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	1,900	16	(14)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	1,900	26	(24)

							$1,096	$(740)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,900	$10	$(12)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,800	9	(12)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	5,700	64	(93)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	2,700	29	(44)

					$112	$(161)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$10	$(3)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	(1)

						$15	$(4)

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2041	$700	$745	$(743)
Fannie Mae	6.000%	08/01/2041	1,000	1,100	(1,097)

				$1,845	$(1,840)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	11,100	08/2011	BCLY	$0	$(127)	$(127)
Sell		329	08/2011	HSBC	0	(9)	(9)
Buy		12,082	08/2011	UBS	217	0	217
Sell		653	08/2011	UBS	0	(16)	(16)
Buy		10,935	09/2011	BCLY	120	0	120
Buy		186	09/2011	BOA	18	0	18
Sell	CAD	195	09/2011	BNP	0	(4)	(4)
Sell		292	09/2011	CITI	0	(7)	(7)
Buy		3,693	09/2011	DUB	73	0	73
Buy		1,509	09/2011	RBC	31	0	31
Sell		197	09/2011	RBC	0	(5)	(5)
Sell		97	09/2011	RBS	0	(1)	(1)
Buy	CNY	153	11/2011	BCLY	0	0	0
Buy		920	11/2011	CITI	1	0	1
Buy		568	11/2011	JPM	0	0	0
Buy		2,559	06/2012	HSBC	1	0	1
Buy		1,919	06/2012	JPM	0	0	0
Buy		9,881	02/2013	DUB	3	0	3
Sell	EUR	696	07/2011	BCLY	0	(15)	(15)
Sell		400	07/2011	BNP	0	(10)	(10)
Buy		200	07/2011	CITI	6	0	6
Sell		343	07/2011	CITI	0	(6)	(6)
Sell		3,594	07/2011	CSFB	0	(27)	(27)
Sell		523	07/2011	DUB	5	0	5
Sell		94	07/2011	HSBC	0	(1)	(1)
Sell		3,265	07/2011	JPM	0	(28)	(28)
Sell		2,626	07/2011	RBS	0	(21)	(21)
Sell		200	07/2011	UBS	1	0	1
Sell	GBP	70	09/2011	CITI	0	0	0
Sell		2,096	09/2011	UBS	81	0	81
Buy	IDR	976,895	07/2011	BCLY	8	0	8
Buy		1,000,300	07/2011	CITI	10	0	10
Buy		1,377,100	07/2011	HSBC	13	0	13
Sell		7,766,395	07/2011	HSBC	0	(7)	(7)
Buy		4,412,100	07/2011	JPM	19	0	19
Buy		9,296,620	01/2012	CITI	35	0	35
Buy		7,766,395	07/2012	HSBC	9	0	9
Buy	INR	32,212	08/2011	HSBC	10	0	10
Buy		41,316	08/2011	MSC	45	0	45
Sell	JPY	39,555	07/2011	BCLY	0	(19)	(19)
Buy		17,017	07/2011	CITI	10	0	10
Buy	KRW	90,160	08/2011	CITI	4	0	4
Buy		78,911	08/2011	GSC	4	0	4
Buy		4,120,691	08/2011	JPM	98	0	98
Buy		49,740	08/2011	MSC	2	0	2
Buy		63,000	08/2011	RBS	2	0	2
Buy	MXN	427	07/2011	DUB	2	0	2
Buy		43,575	07/2011	HSBC	205	0	205
Buy		1,226	07/2011	MSC	5	0	5
Sell		46,454	07/2011	MSC	22	0	22
Buy		1,226	07/2011	UBS	5	0	5
Buy		1,194	11/2011	HSBC	1	0	1
Buy		50,038	11/2011	MSC	2	(17)	(15)
Buy	MYR	300	08/2011	BCLY	2	0	2
Buy		720	08/2011	CITI	5	0	5
Buy		274	08/2011	HSBC	2	0	2
Buy		100	08/2011	JPM	1	0	1
Buy	PHP	6,719	11/2011	BCLY	3	0	3
Buy		13,006	11/2011	CITI	3	(1)	2
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,392	11/2011	GSC	1	0	1
Buy		4,410	11/2011	JPM	1	0	1
Buy		43,972	03/2012	CITI	1	0	1
Buy		8,826	03/2012	HSBC	0	0	0
Buy		4,182	03/2012	MSC	0	0	0
Buy	RUB	2,897	07/2011	BCLY	2	0	2
Sell		2,897	07/2011	BCLY	0	0	0

Buy		2,897	07/2011	CITI	0	0	0
Sell		2,897	07/2011	CITI	2	0	2
Buy	SGD	511	09/2011	BCLY	16	0	16
Buy		200	09/2011	CITI	6	0	6
Buy		128	09/2011	DUB	4	0	4
Buy		100	09/2011	JPM	3	0	3
Buy		1,915	09/2011	RBS	24	0	24
Buy	TRY	1,815	07/2011	HSBC	0	(37)	(37)
Sell		2,124	07/2011	HSBC	0	(17)	(17)
Buy		309	07/2011	JPM	0	(10)	(10)
Buy		2,124	10/2011	HSBC	17	0	17
Buy	TWD	3,532	01/2012	BCLY	2	0	2
Buy	ZAR	697	07/2011	HSBC	3	0	3
Sell		7,451	07/2011	HSBC	0	(25)	(25)
Buy		3,964	07/2011	JPM	5	0	5
Buy		2,789	07/2011	MSC	2	0	2
Buy		760	09/2011	BCLY	11	0	11
Buy		7,450	10/2011	HSBC	24	0	24

					$1,209	$(410)	$799

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$2,665	$0	$2,665
Corporate Bonds & Notes
Banking & Finance	0	74,525	299	74,824
Industrials	0	38,746	0	38,746
Utilities	0	10,704	0	10,704
Municipal Bonds & Notes
California	0	6,160	0	6,160
Illinois	0	2,926	0	2,926
Iowa	0	538	0	538
Nevada	0	109	0	109
New Jersey	0	1,164	0	1,164
New York	0	2,477	0	2,477
North Carolina	0	213	0	213
Ohio	0	1,902	0	1,902
Texas	0	636	0	636
West Virginia	0	419	0	419
U.S. Government Agencies	0	26,188	1,436	27,624
U.S. Treasury Obligations	0	24,735	0	24,735
Mortgage-Backed Securities	0	22,686	0	22,686
Asset-Backed Securities	0	17,573	2,119	19,692
Sovereign Issues	0	17,085	573	17,658
Convertible Preferred Securities
Banking & Finance	2,000	0	0	2,000
Industrials	0	26	0	26
Preferred Securities
Banking & Finance	0	0	1,644	1,644
Short-Term Instruments
Certificates of Deposit	0	8,688	0	8,688
Commercial Paper	0	6,190	0	6,190
Repurchase Agreements	0	20,000	0	20,000
Short-Term Notes	0	1,091	0	1,091
U.S. Treasury Bills	0	19,699	0	19,699
PIMCO Short-Term Floating NAV Portfolio	90,173	0	0	90,173
Purchased Options
Equity Contracts	0	5	0	5
Interest Rate Contracts	0	30	0	30
	$92,173	$307,180	$6,071	$405,424
Short Sales, at value	$0	$(1,840)	$0	$(1,840)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	245	0	245
Equity Contracts	10,112	0	0	10,112
Foreign Exchange Contracts	0	1,209	0	1,209
Interest Rate Contracts	2,312	348	0	2,660
	$12,424	$1,802	$0	$14,226

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(95)	0	(95)
Equity Contracts	0	(3,530)	0	(3,530)
Foreign Exchange Contracts	0	(410)	0	(410)
Interest Rate Contracts	(260)	(3,651)	(165)	(4,076)

	$(260)	$(7,686)	$(165)	$(8,111)

Totals	$104,337	$299,456	$5,906	$409,699

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$303	$0	$0	$(1)	$0	$(3)	$0	$0	$299	$(3)
U.S. Government Agencies	1,574	0	(138)	0	0	0	0	0	1,436	0
Asset-Backed Securities	6,738	0	(22)	11	1	11	0	(4,620)	2,119	4
Sovereign Issues	544	0	0	0	0	0	29	0	573	0
Preferred Securities
Banking & Finance	1,648	0	0	0	0	(4)	0	0	1,644	(4)

	$10,807	$0	$(160)	$10	$1	$4	$29	$(4,620)	$6,071	$(3)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(188)	$0	$0	$0	$0	$23	$0	$0	$(165)	$23

Totals	$10,619	$0	$(160)	$10	$1	$27	$29	$(4,620)	$5,906	$20

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® TR Short Strategy Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Ford Motor Co.
2.940% due 12/15/2013		$2,990	$2,992
Petroleum Export Ltd.
3.246% due 12/07/2012		1,669	1,659

Total Bank Loan Obligations (Cost $4,666)			4,651

CORPORATE BONDS & NOTES 28.3%
BANKING & FINANCE 16.5%
Ally Financial, Inc.
3.466% due 02/11/2014		1,000	983
3.646% due 06/20/2014		2,400	2,348
4.500% due 02/11/2014		2,400	2,406
6.000% due 12/15/2011		7,300	7,410
6.625% due 05/15/2012		978	1,001
6.875% due 09/15/2011		13,322	13,439
6.875% due 08/28/2012		2,100	2,179
7.500% due 12/31/2013		1,174	1,261
7.500% due 09/15/2020		700	735
8.300% due 02/12/2015		700	784
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,177
6.000% due 09/13/2017		700	790
American Express Co.
6.150% due 08/28/2017		1,700	1,939
American International Group, Inc.
4.000% due 09/20/2011	EUR	500	728
4.250% due 05/15/2013		$3,400	3,498
4.950% due 03/20/2012		3,000	3,058
5.450% due 05/18/2017		100	105
5.600% due 10/18/2016		3,000	3,142
5.750% due 03/15/2067	GBP	200	273
5.850% due 01/16/2018		$3,400	3,566
6.250% due 05/01/2036		800	818
6.250% due 03/15/2037		1,000	915
6.400% due 12/15/2020		400	431
8.625% due 05/22/2068	GBP	3,100	5,149
ASIF Global Financing XIX
4.900% due 01/17/2013		$11,000	11,495
ASIF I
3.000% due 02/17/2017	EUR	3,100	3,706
BA Covered Bond Issuer
5.500% due 06/14/2012		$1,000	1,038
Banco do Brasil S.A.
3.007% due 07/02/2014		1,900	1,896
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,015
4.500% due 04/06/2015		3,400	3,476
Banco Santander Chile
1.875% due 01/19/2016		1,400	1,344
Bank of America Corp.
0.591% due 08/15/2016		100	93
4.500% due 04/01/2015		1,400	1,464
6.500% due 08/01/2016		2,200	2,455
Bank of America N.A.
6.000% due 10/15/2036		300	290
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	304
Bank of Montreal
2.850% due 06/09/2015		700	726
Bank of Nova Scotia
1.650% due 10/29/2015		1,300	1,278
Barclays Bank PLC
6.050% due 12/04/2017		900	954
14.000% due 11/29/2049	GBP	420	851
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	614
6.500% due 03/10/2021		1,400	1,435
Bear Stearns Cos. LLC
0.463% due 02/01/2012		7,400	7,409
6.400% due 10/02/2017		700	799
6.950% due 08/10/2012		4,100	4,378
BNP Paribas S.A.
0.693% due 04/08/2013		3,100	3,079
BPCE S.A.
2.375% due 10/04/2013		500	508
C10 Capital SPV Ltd.
6.722% due 12/29/2049		200	150
CBA Capital Trust I
5.805% due 08/29/2049		2,900	2,962
CIT Group, Inc.
7.000% due 05/01/2014		18	18
7.000% due 05/01/2015		4,232	4,248
7.000% due 05/01/2016		54	54
7.000% due 05/01/2017		75	75
Citigroup Capital XXI
8.300% due 12/21/2077		1,200	1,230
Citigroup, Inc.
0.370% due 03/16/2012		66	66
1.111% due 02/15/2013		1,200	1,196
1.733% due 01/13/2014		3,300	3,324
2.262% due 08/13/2013		1,500	1,529
5.500% due 04/11/2013		6,000	6,372
5.625% due 08/27/2012		200	209
8.500% due 05/22/2019		100	124
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	7,100	10,330
Countrywide Financial Corp.
5.800% due 06/07/2012		$2,600	2,713
Credit Agricole S.A.
8.375% due 10/29/2049		4,400	4,620
Credit Suisse
2.200% due 01/14/2014		1,200	1,216
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		1,300	1,301
Daimler International Finance BV
5.875% due 09/08/2011	EUR	5,000	7,301
Deutsche Bank AG
2.210% due 09/22/2015		600	821
6.000% due 09/01/2017		$600	670
Deutsche Bank Capital Funding Trust I
4.901% due 12/29/2049		3,900	3,266
Dexia Credit Local
2.000% due 03/05/2013		19,600	19,725
Dexia Credit Local S.A.
0.896% due 09/23/2011		1,300	1,301
FCE Bank PLC
7.125% due 01/16/2012	EUR	800	1,185
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$9,900	9,925
7.000% due 10/01/2013		3,100	3,320
7.250% due 10/25/2011		600	609
7.500% due 08/01/2012		5,500	5,761
8.000% due 06/01/2014		2,400	2,634
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	586
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	2,590
5.875% due 01/14/2038		$300	304
6.375% due 11/15/2067		3,000	3,086
6.875% due 01/10/2039		1,000	1,136
Goldman Sachs Group, Inc.
1.711% due 01/30/2017	EUR	1,200	1,629
6.150% due 04/01/2018		$5,400	5,882
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,207
ING Bank NV
1.652% due 06/09/2014		1,900	1,908
2.500% due 01/14/2016		800	786
International Lease Finance Corp.
0.634% due 07/01/2011		300	300
1.795% due 08/15/2011	EUR	5,100	7,428
4.750% due 01/13/2012		$1,200	1,220
5.000% due 09/15/2012		2,500	2,544
Intesa Sanpaolo SpA
2.658% due 02/24/2014		2,700	2,695
8.047% due 06/29/2049	EUR	3,700	5,392
JPMorgan Chase & Co.
0.996% due 09/30/2013		$1,000	1,007
1.776% due 09/26/2013	EUR	1,900	2,731
4.250% due 10/15/2020		$1,800	1,763
5.250% due 05/01/2015		1,000	1,080
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	101
JPMorgan Chase Capital XXI
1.223% due 01/15/2087		1,700	1,366
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	100	148
7.875% due 11/01/2020		$2,400	2,268
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	439
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$300	79
5.625% due 01/24/2013 (a)		300	81
Lloyds TSB Bank PLC
2.624% due 01/24/2014		5,000	5,073
4.875% due 01/21/2016		1,500	1,535
5.800% due 01/13/2020		5,000	5,013
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		1,400	1,398
6.400% due 08/28/2017		4,700	5,134
Morgan Stanley
1.253% due 04/29/2013		300	300
2.761% due 05/14/2013		7,000	7,191
5.950% due 12/28/2017		500	538
7.300% due 05/13/2019		100	114
Nationwide Building Society
6.250% due 02/25/2020		1,400	1,457
Nomura Holdings, Inc.
6.700% due 03/04/2020		5,100	5,578
Nordea Bank AB
2.125% due 01/14/2014		600	604
4.875% due 01/27/2020		5,300	5,500
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,743
Pacific LifeCorp
6.000% due 02/10/2020		300	322
Prudential Financial, Inc.
4.680% due 06/10/2013		1,000	1,004
6.625% due 12/01/2037		100	107
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,333
Resona Bank Ltd.
5.850% due 09/29/2049		600	599

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		1,400	1,244
4.375% due 03/16/2016		7,000	7,065
4.875% due 08/25/2014		100	104
6.990% due 10/29/2049 (a)		900	814
Santander UK PLC
1.530% due 10/10/2017	EUR	5,500	7,440
SLM Corp.
0.504% due 10/25/2011		$1,200	1,194
0.574% due 01/27/2014		700	664
4.802% due 01/31/2014		1,000	992
6.250% due 01/25/2016		600	623
8.000% due 03/25/2020		1,300	1,397
Societe Generale S.A.
5.922% due 04/29/2049		500	433
Springleaf Finance Corp.
0.497% due 12/15/2011		9,200	9,083
State Bank of India
4.500% due 07/27/2015		4,300	4,416
Temasek Financial I Ltd.
4.300% due 10/25/2019		500	517
UBS AG
1.358% due 02/23/2012		500	503
UBS Preferred Funding Trust V
6.243% due 05/29/2049		6,900	6,831
USB Capital IX
3.500% due 10/29/2049		300	248
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		700	716
Wachovia Corp.
0.408% due 10/15/2011		4,400	4,402
0.463% due 08/01/2013		700	697
Wells Fargo & Co.
7.980% due 03/29/2049		6,900	7,486
Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,531

			363,696

INDUSTRIALS 9.0%
Alcoa, Inc.
6.150% due 08/15/2020		1,600	1,697
Altria Group, Inc.
4.125% due 09/11/2015		1,100	1,166
7.750% due 02/06/2014		2,300	2,634
AmeriGas Partners LP
7.125% due 05/20/2016		200	207
Amgen, Inc.
6.900% due 06/01/2038		670	795
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		9,900	9,943
BMW Finance NV
5.250% due 05/21/2012		1,200	1,248
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,391
Codelco, Inc.
7.500% due 01/15/2019		300	362
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		25,000	28,008
Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,565
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		3,600	3,870
CSN Islands XI Corp.
6.875% due 09/21/2019		400	438
CSN Resources S.A.
6.500% due 07/21/2020		2,700	2,882
CVS Pass-Through Trust
6.943% due 01/10/2030		1,176	1,326
CW Media Holdings, Inc.
13.500% due 08/15/2015 (b)		4,012	4,333
Daimler Finance North America LLC
7.300% due 01/15/2012		4,900	5,071
DCP Midstream LLC
9.700% due 12/01/2013		3,435	4,019
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		5,000	5,394
Dow Chemical Co.
4.850% due 08/15/2012		3,500	3,656
Eaton Vance Corp.
6.500% due 10/02/2017		600	693
Eli Lilly & Co.
4.200% due 03/06/2014		10,000	10,800
Encana Corp.
6.300% due 11/01/2011		3,800	3,871
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		500	524
6.212% due 11/22/2016		100	108
8.146% due 04/11/2018		1,000	1,181
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		52	57
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		900	1,008
General Mills, Inc.
5.250% due 08/15/2013		4,784	5,200
Gerdau Trade, Inc.
5.750% due 01/30/2021		500	511
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,068
7.625% due 04/09/2019		1,000	1,190
Kraft Foods, Inc.
2.625% due 05/08/2013		9,500	9,776
6.875% due 02/01/2038		100	116
Lyondell Chemical Co.
8.000% due 11/01/2017		2,429	2,708
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,050
Northwest Airlines Pass-Through Trust
1.320% due 02/06/2013		2,170	2,085
Novatek Finance Ltd.
5.326% due 02/03/2016		600	621
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,400	2,544
Oracle Corp.
5.750% due 04/15/2018		500	573
Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	642
Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,202
7.500% due 12/18/2013	GBP	100	176
Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	3,856
5.875% due 03/01/2018		800	864
7.875% due 03/15/2019		2,200	2,674
8.375% due 12/10/2018		400	495
Petroleos Mexicanos
6.000% due 03/05/2020		1,200	1,323
Philip Morris International, Inc.
6.375% due 05/16/2038		100	114
PPG Industries, Inc.
1.900% due 01/15/2016		2,300	2,241
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,700	6,267
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		150	157
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013		2,000	1,971
2.582% due 04/26/2013		3,000	3,032
Tenneco, Inc.
8.125% due 11/15/2015		200	212
Time Warner Cable, Inc.
6.200% due 07/01/2013		10,700	11,740
Time Warner, Inc.
6.100% due 07/15/2040		8,200	8,364
Total Capital S.A.
4.450% due 06/24/2020		400	418
Transocean, Inc.
4.950% due 11/15/2015		2,000	2,165
Union Pacific Corp.
4.163% due 07/15/2022		437	433
Vale Overseas Ltd.
5.625% due 09/15/2019		1,500	1,608
6.875% due 11/10/2039		3,100	3,385
8.250% due 01/17/2034		1,200	1,474
Vivendi S.A.
5.750% due 04/04/2013		2,700	2,895
Xerox Corp.
5.500% due 05/15/2012		8,700	9,047

			199,444

UTILITIES 2.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	246
AT&T, Inc.
4.950% due 01/15/2013		3,292	3,490
6.300% due 01/15/2038		1,400	1,487
BP Capital Markets PLC
3.125% due 03/10/2012		1,000	1,018
British Telecommunications PLC
5.150% due 01/15/2013		4,000	4,242
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,300	3,754
Cleco Power LLC
6.000% due 12/01/2040		4,600	4,766
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		3,000	3,107
EDF S.A.
4.600% due 01/27/2020		3,000	3,120
5.500% due 01/26/2014		200	220
6.500% due 01/26/2019		200	234
6.950% due 01/26/2039		200	235
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		200	239
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,562
NGPL PipeCo LLC
6.514% due 12/15/2012		8,000	8,414
NV Energy, Inc.
6.250% due 11/15/2020		1,200	1,265
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		10,000	10,910
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,900	1,905
4.750% due 02/16/2021		300	294
Qwest Corp.
3.497% due 06/15/2013		4,050	4,161
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	104
6.625% due 03/20/2017		1,900	2,064

Verizon Communications, Inc.
5.250% due 04/15/2013	300	322
Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,483

		62,642

Total Corporate Bonds & Notes (Cost $603,051)		625,782

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Goodrich Petroleum Corp.
3.250% due 12/01/2026	150	152

Total Convertible Bonds & Notes (Cost $129)		152

MUNICIPAL BONDS & NOTES 3.5%
CALIFORNIA 1.0%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	755
6.918% due 04/01/2040	490	534
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	113
7.550% due 04/01/2039	100	115
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	1,730
7.950% due 03/01/2036	3,700	4,035
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	107
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,027
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	101
7.021% due 08/01/2040	200	201
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	805
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,500	8,558
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	321
7.618% due 08/01/2040	500	537
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,115
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	906
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	996
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	90	70
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	300	310
6.548% due 05/15/2048	500	525
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	300	305

		23,166

ILLINOIS 0.6%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	9,700	10,651
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	983
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	853
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	400	400
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	700	725

		13,612

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	70	66

LOUISIANA 0.0%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	24

NEVADA 0.2%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	655
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	4,104

		4,759

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,397

NEW YORK 1.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	8,300	8,537
6.646% due 12/01/2031	7,100	7,535
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	106
6.011% due 06/15/2042	1,000	1,097
6.282% due 06/15/2042	100	103
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	743
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,595
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	2,633
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,011

		23,360

OHIO 0.3%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	1,867
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	6,325	4,620

		6,487

TEXAS 0.2%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	4,135

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	285	211

Total Municipal Bonds & Notes (Cost $73,068)		77,217

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.536% due 07/25/2037 - 09/25/2042	3,437	3,448
0.566% due 07/25/2037	3,520	3,534
0.586% due 09/25/2035	2,626	2,624
0.596% due 09/25/2035	4,942	4,939
0.636% due 09/25/2035	1,634	1,634
0.648% due 07/25/2041	32,700	32,680
0.786% due 01/25/2051	10,493	10,558
0.906% due 06/25/2037	6,438	6,501
0.916% due 06/25/2040	14,453	14,631
0.926% due 03/25/2040	5,693	5,769
1.895% due 09/01/2035	77	79
2.254% due 11/01/2035	14	15
2.412% due 12/01/2033	46	48
2.425% due 03/01/2035	10	10
2.469% due 10/01/2034	6	6
2.594% due 12/01/2033	18	18
2.630% due 06/01/2034	351	368
2.685% due 06/01/2035	118	122
2.788% due 07/01/2035	54	57
2.819% due 06/01/2035	154	162
3.500% due 07/25/2031	7,800	6,591
4.000% due 09/01/2023 - 07/01/2041	44,470	42,438
4.500% due 05/01/2023 - 07/01/2041	18,371	18,140
5.000% due 02/01/2034 - 07/01/2041	31,492	33,509
5.500% due 11/01/2021 - 07/01/2041	9,502	10,295
6.000% due 10/01/2026 - 07/01/2041	29,289	32,213
Freddie Mac
0.567% due 03/15/2037	13,055	13,041
0.887% due 08/15/2037	8,957	9,040
0.897% due 10/15/2037	2,211	2,232

0.907% due 05/15/2037 - 09/15/2037		9,810	9,905
2.529% due 06/01/2035		164	172
3.022% due 11/01/2034		66	70
4.000% due 12/15/2040 - 08/29/2041		23,577	20,618
4.500% due 08/01/2041		6,000	6,177
5.500% due 08/15/2030 - 07/01/2041		5,124	5,541
6.000% due 08/01/2027 - 07/01/2041		2,250	2,472
Ginnie Mae
6.000% due 07/15/2037 - 08/15/2037		308	348
Small Business Administration
4.430% due 05/01/2029		1,081	1,151
5.520% due 06/01/2024		12	13

Total U.S. Government Agencies (Cost $299,507)			301,169

U.S. TREASURY OBLIGATIONS 7.5%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (g)		14,919	15,628
2.000% due 01/15/2026 (g)		3,172	3,469
2.375% due 01/15/2025 (g)		10,259	11,798
2.375% due 01/15/2027 (g)		2,788	3,180
2.500% due 01/15/2029 (f)(g)		42,940	49,944
3.875% due 04/15/2029 (g)		20,380	27,946
U.S. Treasury Notes
0.750% due 06/15/2014 (g)		52,800	52,730

Total U.S. Treasury Obligations (Cost $164,377)			164,695

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
2.403% due 02/25/2045		23	21
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	877	1,271
2.820% due 05/16/2047		2,800	4,062
Banc of America Commercial Mortgage, Inc.
5.802% due 06/10/2049		$2,900	3,123
5.924% due 05/10/2045		300	332
Banc of America Funding Corp.
2.565% due 06/25/2034		89	85
2.783% due 05/25/2035		39	38
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		780	725
Banc of America Mortgage Securities, Inc.
2.878% due 05/25/2033		129	125
Banc of America Re-REMIC Trust
1.274% due 01/17/2049		9,664	9,575
BCRR Trust
5.858% due 07/17/2040		500	546
Bear Stearns Adjustable Rate Mortgage Trust
3.028% due 11/25/2034		248	204
3.301% due 12/25/2035		150	140
3.582% due 11/25/2034		67	64
Bear Stearns Alt-A Trust
2.916% due 09/25/2035		38	28
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		1,673	1,670
Chase Mortgage Finance Corp.
6.000% due 12/25/2036		900	845
6.019% due 09/25/2036		2,361	2,247
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		71	63
2.670% due 12/25/2035		46	43
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	321
5.543% due 12/11/2049		3,800	4,128
Countrywide Alternative Loan Trust
0.466% due 02/25/2037		605	346
Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		299	247
3.017% due 02/20/2036		46	36
3.094% due 11/25/2034		2,236	1,889
European Loan Conduit
1.570% due 05/15/2019	EUR	207	276
Extended Stay America Trust
2.950% due 11/05/2027		$6,726	6,691
Granite Master Issuer PLC
0.286% due 12/20/2054		1,471	1,395
0.788% due 12/20/2054	GBP	1,506	2,293
Granite Mortgages PLC
1.015% due 09/20/2044		1,467	2,264
1.199% due 01/20/2044		241	372
1.718% due 01/20/2044	EUR	269	376
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$100	107
GSR Mortgage Loan Trust
2.790% due 09/25/2035		123	118
5.163% due 11/25/2035		185	176
5.206% due 11/25/2035		5,823	5,181
Harborview Mortgage Loan Trust
0.356% due 12/19/2036		1,166	716
0.406% due 05/19/2035		41	27
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	1,500	2,184
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		$1,456	1,508
5.336% due 05/15/2047		1,700	1,811
5.882% due 02/15/2051		100	109
JPMorgan Mortgage Trust
5.015% due 02/25/2035		50	50
5.359% due 07/25/2035		3,111	3,058
5.750% due 01/25/2036		251	234
6.042% due 10/25/2036		998	814
MASTR Adjustable Rate Mortgages Trust
2.432% due 07/25/2035		2,639	2,064
Mellon Residential Funding Corp.
0.627% due 12/15/2030		278	258
0.667% due 06/15/2030		4	3
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,680
5.485% due 03/12/2051		100	106
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		134	98
2.290% due 05/25/2033		112	111
5.266% due 09/25/2035		6,965	6,151
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		147	127
4.250% due 10/25/2035		8,557	7,140
Morgan Stanley Capital I
5.610% due 04/15/2049		2,787	2,865
5.809% due 12/12/2049		1,700	1,867
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,493	2,426
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		586	531
OBP Depositor LLC Trust
4.646% due 07/15/2045		6,900	7,168
Permanent Master Issuer PLC
1.437% due 07/15/2033	EUR	4,350	6,295
Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		$91	58
2.580% due 02/25/2034		115	107
2.619% due 08/25/2034		174	163
Structured Asset Mortgage Investments, Inc.
0.466% due 02/25/2036		52	33
Structured Asset Securities Corp.
0.236% due 05/25/2036		28	27
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		170	168
Titan Europe PLC
1.099% due 10/23/2016	GBP	6,324	8,831
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		$663	639
5.509% due 04/15/2047		100	105
WaMu Mortgage Pass-Through Certificates
1.478% due 11/25/2042		18	15
2.859% due 10/25/2046		518	379
5.670% due 02/25/2037		2,500	2,097
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		191	171
4.909% due 01/25/2035		167	163
5.454% due 12/25/2036		7,386	6,805

Total Mortgage-Backed Securities (Cost $118,400)			120,585

ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp.
0.246% due 10/25/2036		32	10
Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034		72	65
Ballyrock CDO Ltd.
0.790% due 11/20/2015		499	492
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		1,384	1,371
Centurion CDO VII Ltd.
0.643% due 01/30/2016		4,925	4,738
Citibank Omni Master Trust
2.287% due 05/16/2016		10,000	10,122
Citigroup Mortgage Loan Trust, Inc.
0.246% due 05/25/2037		157	151
0.386% due 05/25/2037		10,135	3,139
Countrywide Asset-Backed Certificates
0.666% due 12/25/2031		5	2
GSPA Monetization Trust
6.422% due 10/09/2029		2,553	2,518
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		2	2
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		9	8
Massachusetts Educational Financing Authority
1.224% due 04/25/2038		2,566	2,556
Penta CLO S.A.
1.934% due 06/04/2024	EUR	968	1,284
SLM Student Loan Trust
0.574% due 01/25/2015		$23	23
0.774% due 10/25/2017		1,100	1,097
1.731% due 12/15/2023	EUR	12,845	17,717
3.437% due 05/16/2044		$1,582	1,667
3.500% due 08/17/2043		2,513	2,520
4.500% due 11/16/2043		1,329	1,282
6.187% due 07/15/2042		12,646	12,041
Structured Asset Securities Corp.
0.236% due 10/25/2036		6	6

Wind River CLO Ltd.
0.576% due 12/19/2016		3,835	3,701

Total Asset-Backed Securities (Cost $66,484)			66,512

SOVEREIGN ISSUES 5.3%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	851
5.500% due 07/12/2020		$2,100	2,234
Canada Government Bond
1.500% due 12/01/2012	CAD	1,900	1,972
1.750% due 03/01/2013		3,000	3,123
2.000% due 08/01/2013		3,100	3,241
2.000% due 12/01/2014		2,500	2,595
2.500% due 09/01/2013		3,700	3,907
3.000% due 12/01/2015		400	428
4.500% due 06/01/2015		400	452
Canada Housing Trust No. 1
2.450% due 12/15/2015		28,000	29,056
2.750% due 12/15/2015		2,200	2,312
3.350% due 12/15/2020		4,800	4,952
4.000% due 06/15/2012		1,000	1,063
4.550% due 12/15/2012		1,000	1,082
4.800% due 06/15/2012		1,500	1,606
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,300	3,052
5.125% due 06/29/2020		600	610
5.875% due 01/14/2015		1,900	2,092
8.125% due 01/21/2014		6,400	7,346
Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,766
Korea Development Bank
4.375% due 08/10/2015		2,500	2,625
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,185
Korea Housing Finance Corp.
4.125% due 12/15/2015		500	519
Mexico Government International Bond
6.000% due 06/18/2015	MXN	103,500	8,855
6.050% due 01/11/2040		$400	428
Province of Ontario Canada
1.375% due 01/27/2014		2,800	2,818
4.200% due 03/08/2018	CAD	100	110
4.200% due 06/02/2020		13,700	14,733
4.300% due 03/08/2017		600	667
4.400% due 06/02/2019		1,200	1,320
4.600% due 06/02/2039		1,000	1,078
5.500% due 06/02/2018		300	354
Province of Quebec Canada
4.500% due 12/01/2016		100	112
Russia Government International Bond
3.625% due 04/29/2015		$300	310
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		400	404
Turkey Government International Bond
6.875% due 03/17/2036		5,000	5,525
7.000% due 09/26/2016		2,200	2,536

Total Sovereign Issues (Cost $111,878)			117,319

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
American International Group, Inc.
8.500% due 08/01/2011		6,839	12
Bank of America Corp.
7.250% due 12/31/2049		9,000	9,011
Wells Fargo & Co.
7.500% due 12/31/2049		11,170	11,840

			20,863

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		24,000	15

Total Convertible Preferred Securities (Cost $18,443)			20,878

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
0.553% due 12/31/2049		85	644
Farm Credit Bank
10.000% due 12/31/2049		1,100	1,258

Total Preferred Securities (Cost $2,037)			1,902

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.7%
CERTIFICATES OF DEPOSIT 1.1%
Banco Do Brasil S.A.
0.000% due 02/15/2012		$9,500	9,564
Itau Unibanco S.A.
0.000% due 09/12/2011		4,600	4,590
0.000% due 12/12/2011		4,700	4,672
0.000% due 02/06/2012		5,400	5,353

			24,179

COMMERCIAL PAPER 6.4%
Kells Funding LLC
0.260% due 10/05/2011		54,500	54,470
0.260% due 12/01/2011		43,000	42,949
0.270% due 10/04/2011		5,100	5,097
0.270% due 11/03/2011		29,100	29,076
0.310% due 11/16/2011		3,100	3,097
Vodafone Group PLC
0.880% due 01/19/2012		6,300	6,283

			140,972

REPURCHASE AGREEMENTS 1.2%
Barclays Capital, Inc.
0.080% due 07/08/2011		26,000	26,000

(Dated 06/17/2011. Collateralized by Ginnie Mae 6.000% due 06/20/2040 valued at $26,843. Repurchase proceeds are $26,001.)
SHORT-TERM NOTES 1.0%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		6,300	6,248
Pacific Gas & Electric Co.
0.870% due 10/11/2011		16,200	16,201

			22,449

U.S. TREASURY BILLS 1.0%
0.060% due 07/14/2011 - 09/22/2011 (c)(f)(g)		23,558	23,557

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 28.0%
		61,620,091	617,372

Total Short-Term Instruments (Cost $854,355)			854,529

PURCHASED OPTIONS (i) 0.0%
(Cost $192)			166

Total Investments 106.6% (Cost $2,316,587)			$2,355,557
Written Options (j) (0.3%) (Premiums $8,272)			(5,787)
Other Assets and Liabilities (Net) (6.3%)			(141,035)

Net Assets 100.0%			$2,208,735

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $13,142 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $150,365 and cash of $3,105 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	568	$313
90-Day Eurodollar December Futures	Long	12/2012	34	(11)
90-Day Eurodollar December Futures	Long	12/2012	272	(102)
90-Day Eurodollar December Futures	Long	12/2013	527	(164)
90-Day Eurodollar June Futures	Long	06/2012	3,424	3,094
90-Day Eurodollar June Futures	Long	06/2013	136	(90)
90-Day Eurodollar June Futures	Long	06/2014	493	(152)
90-Day Eurodollar March Futures	Long	03/2012	2,507	2,559
90-Day Eurodollar March Futures	Long	03/2013	456	(199)
90-Day Eurodollar March Futures	Long	03/2014	567	(184)
90-Day Eurodollar September Futures	Long	09/2011	96	14
90-Day Eurodollar September Futures	Long	09/2012	1,211	15
90-Day Eurodollar September Futures	Long	09/2013	586	(186)
E-mini S&P 500 Index September Futures	Short	09/2011	26,475	(65,618)
S&P 500 Index September Futures	Short	09/2011	1,456	(17,949)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	466	225
U.S. Treasury 10-Year Note September Futures	Short	09/2011	23	(31)

				$(78,466)

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	$500	$2	$(7)	$9
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%	1,000	2	(16)	18
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%	300	1	(8)	9
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%	1,500	4	(15)	19
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%	500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	400	1	(11)	12
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	1,100	2	(11)	13
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.006%	16,300	1	(92)	93
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%	1,700	4	(19)	23
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	13,000	23	(177)	200
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.938%	500	1	(5)	6
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.100%	500	24	0	24
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	500	1	(5)	6
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%	700	7	8	(1)
China Government International Bond	BCLY	1.000%	06/20/2016	0.813%	17,700	164	230	(66)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%	300	4	4	0
China Government International Bond	BOA	1.000%	06/20/2015	0.685%	900	11	15	(4)
China Government International Bond	CITI	1.000%	06/20/2015	0.685%	200	2	3	(1)
China Government International Bond	CITI	1.000%	06/20/2016	0.813%	1,100	10	11	(1)
China Government International Bond	JPM	1.000%	06/20/2016	0.813%	2,300	21	23	(2)
China Government International Bond	RBS	1.000%	06/20/2015	0.685%	400	5	7	(2)
China Government International Bond	UBS	1.000%	06/20/2016	0.813%	1,100	10	12	(2)
France Government Bond	BCLY	0.250%	03/20/2016	0.739%	800	(18)	(30)	12
France Government Bond	DUB	0.250%	03/20/2016	0.739%	400	(9)	(16)	7
France Government Bond	GSC	0.250%	12/20/2015	0.700%	300	(6)	(6)	0
France Government Bond	MSC	0.250%	03/20/2016	0.739%	500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.700%	700	(14)	(14)	0
France Government Bond	RBS	0.250%	03/20/2016	0.739%	500	(11)	(17)	6
France Government Bond	UBS	0.250%	03/20/2016	0.739%	400	(9)	(16)	7
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	0.606%	800	15	0	15
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%	3,000	(25)	(59)	34
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.922%	3,900	510	139	371
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	300	2	4	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	700	6	6	0
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%	300	(7)	(9)	2
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%	300	(7)	(9)	2
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%	400	(9)	(12)	3
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.581%	1,700	(43)	(36)	(7)
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%	4,200	(66)	(203)	137
MetLife, Inc.	CITI	1.000%	12/20/2015	1.376%	2,300	(37)	(84)	47
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%	3,700	(45)	(238)	193
MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%	5,800	(71)	(344)	273
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%	800	4	(18)	22
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%	300	1	(4)	5
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.401%	2,000	(65)	(86)	21
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%	500	3	(11)	14
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%	700	1	(11)	12
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.256%	2,200	(23)	(64)	41
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%	800	(23)	(31)	8

Republic of Italy Government Bond	BOA	1.000%	03/20/2016	1.661%	14,700	(423)	(479)	56
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%	300	(8)	(11)	3
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%	1,000	(32)	(20)	(12)
Republic of Italy Government Bond	MSC	1.000%	03/20/2016	1.661%	14,600	(420)	(476)	56
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%	300	(20)	(20)	0
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%	200	(13)	(13)	0
Spain Government International Bond	GSC	1.000%	06/20/2016	2.589%	1,000	(70)	(60)	(10)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%	2,300	46	40	6
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%	300	6	6	0
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%	2,400	49	55	(6)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%	600	13	3	10
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	300	6	5	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%	2,700	55	5	50
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	800	16	14	2

						$(451)	$(2,197)	$1,746

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$14,300	$1,637	$1,825	$(188)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	3,600	412	434	(22)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	6,100	698	718	(20)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	700	80	80	0
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	2,600	297	300	(3)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	3,300	407	437	(30)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	5,100	628	698	(70)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	5,400	665	730	(65)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015	2,900	357	386	(29)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	1,600	196	190	6
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	800	98	104	(6)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	200	25	27	(2)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	1,200	148	156	(8)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	400	49	55	(6)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	400	53	54	(1)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,254	13	0	13
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	289	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	579	7	0	7
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	32,400	131	0	131

					$5,904	$6,194	$(290)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	$(11)	$(18)	$7
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	2	0	2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		2,600	15	4	11
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		8,000	48	11	37
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,400	15	6	9
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		7,500	69	32	37
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	11	0	11
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		1,800	7	0	7
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		13,500	53	(6)	59
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		2,000	20	10	10
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	18	0	18
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		1,900	14	4	10
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	32	(7)	39
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		2,800	10	0	10
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,500	6	(2)	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		12,900	52	4	48
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,600	91	44	47
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		13,600	45	26	19
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		5,000	16	0	16
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		3,100	14	(4)	18
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	(1)	3	(4)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,700	(1)	3	(4)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		1,900	10	3	7
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,000	9	11	(2)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		900	6	2	4
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		7,500	62	30	32
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		38,600	324	(51)	375
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		900	9	3	6
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,900	91	49	42
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		5,100	46	19	27
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		8,000	95	12	83
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,400	(6)	0	(6)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,600	6	12	(6)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		900	4	0	4
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		1,900	13	0	13
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,000	8	3	5
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		8,000	98	8	90
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		6,100	78	9	69
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	24	13	11
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		5,700	62	0	62
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$6,100	(133)	27	(160)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		4,200	(91)	(11)	(80)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		3,400	(75)	66	(141)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		4,300	(94)	(9)	(85)

Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		1,400	(31)	2	(33)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		2,600	(57)	(1)	(56)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		1,200	(40)	27	(67)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		8,200	(274)	215	(489)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		79,300	(2,648)	156	(2,804)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		49,900	(1,666)	140	(1,806)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		500	(17)	16	(33)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		38,900	(1,300)	19	(1,319)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		81,200	(2,711)	164	(2,875)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		8,600	(287)	133	(420)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		600	(20)	27	(47)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		11,000	(367)	168	(535)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		21,000	(702)	510	(1,212)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		14,300	(477)	264	(741)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		31,800	(1,062)	159	(1,221)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		500	15	14	1
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		3,700	113	45	68
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		1,400	43	(6)	49
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		3,200	99	44	55
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC	EUR	148,200	(46)	(298)	252
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		4,000	(2)	(31)	29
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	6,400	5	0	5
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		6,400	24	3	21

							$(10,321)	$2,077	$(12,398)

(i)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index September Futures	$1,675.000	09/15/2011	3,700	$102	$46

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$22,900	$90	$120

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	413	$125	$(91)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	413	131	(88)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	17	6	(7)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	17	8	(2)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	214	175	(162)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	385	240	(28)

				$685	$(378)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$27,100	$55	$(21)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	30,500	174	(180)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	45,800	92	(27)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	35,500	134	(106)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	20,300	171	(107)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,400	16	(13)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	19,000	113	(100)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,000	62	(53)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	89,200	702	(470)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,700	69	(30)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,700	234	(91)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	17,600	192	(67)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,000	166	(80)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	10,800	117	(41)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	21,900	225	(84)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	14,700	144	(73)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	38,400	309	(147)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,700	289	(163)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	4,100	12	(9)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	4,100	20	(22)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	71,300	166	(136)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011	71,300	327	(263)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	2,700	5	(4)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	2,700	11	(6)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	(54)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	1,100	6	(4)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	1,100	7	(4)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	38,600	344	(285)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	38,600	536	(493)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	32,800	182	(111)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	32,800	182	(105)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	1,500	9	(5)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	1,500	8	(5)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	39,700	276	(1)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	55,700	282	(335)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	55,700	282	(119)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,400	20	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	5,400	28	(33)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	5,400	34	(12)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	2,300	19	(17)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	2,300	32	(29)

							$6,150	$(3,905)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$1,000	$5	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	2,900	6	(6)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	2,900	12	(1)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	1,400	7	(2)

						$30	$(10)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$13,200	$70	$(86)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	12,200	62	(79)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	39,500	439	(640)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	32,600	354	(534)

					$925	$(1,339)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$(37)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	(84)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	(12)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	(22)

						$482	$(155)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	46,841	08/2011	BCLY	$0	$(522)	$(522)
Sell		490	08/2011	CITI	0	(12)	(12)
Sell		6,029	08/2011	HSBC	0	(52)	(52)
Sell		3,764	08/2011	MSC	0	(59)	(59)
Buy		58,575	08/2011	RBS	944	0	944
Sell		1,452	08/2011	UBS	0	(29)	(29)
Buy		46,841	09/2011	BCLY	512	0	512
Buy		558	09/2011	BOA	53	0	53
Buy		372	09/2011	MSC	35	0	35
Sell	CAD	15,673	09/2011	DUB	0	(310)	(310)
Sell		6,402	09/2011	RBC	0	(134)	(134)
Buy	CNY	133	11/2011	BCLY	0	0	0
Buy		798	11/2011	CITI	1	0	1
Buy		5,718	11/2011	JPM	11	0	11
Buy		6,426	02/2012	HSBC	1	0	1
Buy		3,202	06/2012	CITI	1	0	1
Buy		2,559	06/2012	HSBC	1	0	1
Buy		1,280	06/2012	JPM	0	0	0

Buy		3,206	06/2012	RBS	2	0	2
Buy		47,621	02/2013	CITI	17	(7)	10
Buy		12,620	02/2013	GSC	0	(5)	(5)
Buy		25,000	02/2013	HSBC	14	0	14
Sell	EUR	1,400	07/2011	BCLY	0	(49)	(49)
Sell		600	07/2011	BNP	0	0	0
Buy		1,696	07/2011	CITI	38	0	38
Sell		1,962	07/2011	CITI	0	(32)	(32)
Sell		23,737	07/2011	CSFB	0	(175)	(175)
Sell		11,109	07/2011	HSBC	88	(9)	79
Sell		21,283	07/2011	JPM	0	(179)	(179)
Sell		21,601	07/2011	RBS	0	(189)	(189)
Sell		1,700	07/2011	UBS	12	0	12
Sell	GBP	492	09/2011	BNP	0	(4)	(4)
Sell		800	09/2011	CITI	0	(5)	(5)
Sell		12,766	09/2011	UBS	491	0	491
Buy	IDR	4,457,732	07/2011	BCLY	40	0	40
Buy		1,323,000	07/2011	BNP	14	0	14
Buy		12,386,300	07/2011	CITI	102	0	102
Buy		10,468,350	07/2011	HSBC	106	0	106
Sell		34,096,882	07/2011	HSBC	0	(31)	(31)
Buy		4,233,000	07/2011	JPM	32	0	32
Buy		1,228,500	07/2011	RBS	13	0	13
Buy		8,208,000	10/2011	DUB	61	0	61
Buy		17,327,075	10/2011	RBS	121	0	121
Buy		18,756,140	01/2012	CITI	62	0	62
Buy		34,096,882	07/2012	HSBC	37	0	37
Buy	INR	168,717	08/2011	BCLY	47	0	47
Buy		171,360	08/2011	CITI	165	0	165
Sell	JPY	225,954	07/2011	BCLY	0	(106)	(106)
Buy		85,028	07/2011	CITI	46	0	46
Buy		131,159	07/2011	JPM	63	0	63
Buy	KRW	9,689,581	08/2011	CITI	168	0	168
Buy		214,187	08/2011	GSC	10	0	10
Buy		10,000,000	08/2011	JPM	265	0	265
Buy		100,480	08/2011	MSC	5	0	5
Buy		125,000	08/2011	RBS	5	0	5
Buy	MXN	579	07/2011	CITI	2	0	2
Buy		2,675	07/2011	DUB	11	0	11
Buy		211,673	07/2011	HSBC	805	0	805
Sell		214,926	07/2011	HSBC	64	0	64
Buy		223,283	11/2011	HSBC	5	(47)	(42)
Buy		3,583	11/2011	MSC	2	0	2
Buy		3,580	11/2011	UBS	2	0	2
Buy	MYR	1,700	08/2011	BCLY	14	0	14
Buy		3,320	08/2011	CITI	25	0	25
Buy		932	08/2011	HSBC	6	0	6
Buy		500	08/2011	JPM	4	0	4
Buy	PHP	30,087	11/2011	BCLY	14	0	14
Buy		88,504	11/2011	CITI	21	(3)	18
Buy		13,215	11/2011	DUB	4	0	4
Buy		17,568	11/2011	GSC	4	0	4
Buy		21,850	11/2011	JPM	4	(2)	2
Buy		263,164	03/2012	CITI	24	0	24
Buy		19,000	03/2012	HSBC	0	0	0

Buy		25,228	03/2012	JPM	2	0	2
Buy		20,955	03/2012	MSC	0	0	0
Buy	RUB	14,485	07/2011	BCLY	12	0	12
Sell		14,485	07/2011	BCLY	1	0	1
Buy		14,485	07/2011	CITI	0	(1)	(1)
Sell		14,485	07/2011	CITI	8	0	8
Buy	SGD	400	09/2011	BCLY	13	0	13
Buy		1,000	09/2011	CITI	32	0	32
Buy		3,900	09/2011	DUB	26	0	26
Buy		2,000	09/2011	GSC	4	0	4
Buy		3,077	09/2011	JPM	47	0	47
Buy		3,100	09/2011	RBS	54	0	54
Buy		1,100	09/2011	UBS	0	0	0
Buy		127	12/2011	CITI	3	0	3
Buy	TRY	8,280	07/2011	HSBC	0	(134)	(134)
Sell		8,589	07/2011	HSBC	0	(67)	(67)
Buy		309	07/2011	JPM	0	(10)	(10)
Buy		8,589	10/2011	HSBC	68	0	68
Buy	TWD	13,187	01/2012	CITI	6	0	6
Sell	ZAR	4,025	07/2011	BCLY	7	0	7
Sell		2,686	07/2011	CSFB	4	0	4
Sell		38,618	07/2011	HSBC	0	(129)	(129)
Buy		41,792	07/2011	JPM	51	0	51
Buy		4,881	07/2011	MSC	5	0	5
Sell		1,343	07/2011	MSC	2	0	2
Buy		2,281	09/2011	BCLY	34	0	34
Buy		1,520	09/2011	MSC	22	0	22
Buy		760	09/2011	UBS	11	0	11
Buy		38,618	10/2011	HSBC	127	0	127

					$5,133	$(2,302)	$2,831

(l) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,651	$0	$4,651
Corporate Bonds & Notes
Banking & Finance	0	361,800	1,896	363,696
Industrials	0	197,359	2,085	199,444
Utilities	0	62,642	0	62,642
Convertible Bonds & Notes
Industrials	0	152	0	152
Municipal Bonds & Notes
California	0	23,166	0	23,166
Illinois	0	13,612	0	13,612
Iowa	0	66	0	66
Louisiana	0	24	0	24
Nevada	0	4,759	0	4,759
New Jersey	0	1,397	0	1,397
New York	0	23,360	0	23,360
Ohio	0	6,487	0	6,487
Texas	0	4,135	0	4,135
West Virginia	0	211	0	211
U.S. Government Agencies	0	283,882	17,287	301,169
U.S. Treasury Obligations	0	164,695	0	164,695
Mortgage-Backed Securities	0	120,585	0	120,585
Asset-Backed Securities	0	59,256	7,256	66,512
Sovereign Issues	0	117,319	0	117,319
Convertible Preferred Securities
Banking & Finance	20,863	0	0	20,863
Industrials	0	15	0	15
Preferred Securities
Banking & Finance	0	1,258	644	1,902
Short-Term Instruments
Certificates of Deposit	0	24,179	0	24,179
Commercial Paper	0	140,972	0	140,972
Repurchase Agreements	0	26,000	0	26,000
Short-Term Notes	0	22,449	0	22,449
U.S. Treasury Bills	0	23,557	0	23,557
PIMCO Short-Term Floating NAV Portfolio	617,372	0	0	617,372
Purchased Options
Equity Contracts	0	46	0	46
Interest Rate Contracts	0	120	0	120
	$638,235	$1,688,154	$29,168	$2,355,557

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,022	0	2,022
Foreign Exchange Contracts	0	5,133	0	5,133
Interest Rate Contracts	6,220	1,748	0	7,968
	$6,220	$8,903	$0	$15,123

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(576)	0	(576)
Equity Contracts	(83,567)	0	0	(83,567)
Foreign Exchange Contracts	0	(2,302)	0	(2,302)
Interest Rate Contracts	(1,119)	(18,429)	(1,494)	(21,042)

	$(84,686)	$(21,307)	$(1,494)	$(107,487)

Totals	$559,769	$1,675,750	$27,674	$2,263,193

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,918	$0	$0	$(3)	$0	$(19)	$0	$0	$1,896	$(19)
Industrials	2,475	0	(392)	12	2	(12)	0	0	2,085	(23)
U.S. Government Agencies	0	17,577	0	0	0	(290)	0	0	17,287	(290)
Mortgage-Backed Securities	10,112	(17)	(437)	0	0	(83)	0	(9,575)	0	0
Asset-Backed Securities	15,547	0	(3,026)	6	93	114	0	(5,478)	7,256	95
Preferred Securities
Banking & Finance	646	0	0	0	0	(2)	0	0	644	(2)

	$30,698	$17,560	$(3,855)	$15	$95	$(292)	$0	$(15,053)	$29,168	$(239)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,803)	$0	$0	$0	$0	$309	$0	$0	$(1,494)	$309

Totals	$28,895	$17,560	$(3,855)	$15	$95	$17	$0	$(15,053)	$27,674	$70

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
Citigroup, Inc.
6.500% due 08/19/2013	$200	$218

Total Corporate Bonds & Notes (Cost $218)		218

MUNICIPAL BONDS & NOTES 95.3%
ALASKA 0.7%
Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	500	516

ARIZONA 2.4%
Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	300	334
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	290
Pima County, Arizona Regional Transportation Authority, Revenue Bonds, Series 2011
5.000% due 06/01/2017	1,000	1,150

		1,774

CALIFORNIA 7.7%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	269
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,695
California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	275
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.030% due 11/01/2026	100	100
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	323
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.130% due 04/01/2033	200	200
Los Angeles, California Department of Airports Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	553
Los Angeles, California Department of Airports Revenue Notes, Series 2010
5.000% due 05/15/2016	150	172
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.030% due 07/01/2034	200	200
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	63
Southern California State Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,094
5.000% due 07/01/2019	500	571
University of California Regents Medical Center Revenue Bonds, Series 2007
0.030% due 05/15/2032	190	190

		5,728

COLORADO 1.6%
Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	330
Colorado State Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2016	575	647
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.030% due 12/01/2029	195	195

		1,172

CONNECTICUT 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.020% due 07/01/2035	200	200
University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	506

		706

FLORIDA 2.8%
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2013	250	263
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	100	105
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	170
Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	249
Miami-Dade County, Florida Revenue Notes, (SGI Insured), Series 2007
4.000% due 10/01/2015	320	349
Miami-Dade County, Florida Revenue Notes, Series 2010
2.000% due 10/01/2012	500	509
3.000% due 10/01/2012	300	306
Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	88

		2,039

GEORGIA 1.0%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	557
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	150	160

		717

ILLINOIS 9.3%
Chicago, Illinois Board of Education General Obligation Notes, Series 2010
5.000% due 12/01/2016	1,000	1,085
Chicago, Illinois Revenue Bonds, Series 2002
0.050% due 01/01/2034	100	100
Chicago, Illinois Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,029
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	318
Illinois State General Obligation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2012	500	521
Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	750	792
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	200	194
Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
5.000% due 06/01/2019	1,000	1,046
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	500	557
Lake County, Illinois Waukegan Community Unit School District No. 60 General Obligation Notes, Series 2010
2.000% due 12/01/2011	250	251
Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
3.000% due 01/01/2013	500	512
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2003
0.000% due 11/01/2019	650	445

		6,850

INDIANA 4.8%
Brownsburg, Indiana School Building Corp. Revenue Bonds, (AGM Insured), Series 2005
5.000% due 08/01/2016	250	278
Indiana State Bond Bank Revenue Bonds, Series 2001
5.375% due 02/01/2013	250	269
Indiana State Finance Authority Revenue Bonds, Series 2010
1.250% due 11/15/2033	1,000	1,005
Indiana State Purdue University Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	574
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	333
Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2010
3.000% due 01/15/2013	500	519
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	557

		3,535

IOWA 1.4%
Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	500	519
Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	250	254
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	276

		1,049

KANSAS 0.4%
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	250	283

KENTUCKY 0.7%
Kentucky State Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	546

LOUISIANA 1.1%
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	520
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	263

		783

MASSACHUSETTS 2.7%
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	240	241
Massachusetts State General Obligation Bonds, (SGI Insured), Series 2003
6.518% due 12/01/2014	400	401
Massachusetts State General Obligation Notes, (SGI Insured), Series 2003
6.518% due 12/01/2012	200	201
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.020% due 11/01/2049	200	200
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.050% due 12/01/2037	200	200
Massachusetts State Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
6.169% due 01/01/2018	500	466
Massachusetts State Water Resources Authority Revenue Bonds, (AMBAC Insured), Series 1993
5.250% due 12/01/2015	250	278

		1,987

MICHIGAN 0.4%
Michigan State Building Authority Revenue Notes, (AGM Insured), Series 2003
5.250% due 10/15/2012	250	265

MISSISSIPPI 0.9%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	232
Mississippi State Development Bank Special Obligation Revenue Notes, Series 2010
5.000% due 08/01/2016	400	451

		683

MISSOURI 1.2%
Kansas City, Missouri Industrial Development Authority Revenue Notes, Series 2011
3.000% due 09/01/2017	500	501
Missouri State Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	412

		913

NEBRASKA 1.5%
Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.090% due 12/15/2012	605	605
Nebraska State Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	511

		1,116

NEVADA 3.1%
Clark County, Nevada General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 07/01/2013	150	161
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	500	516
4.000% due 07/01/2014	505	535
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 06/01/2014	455	511
Nevada State Truckee Meadows Water Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	500	537

		2,260

NEW HAMPSHIRE 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.230% due 06/01/2031	200	200

NEW JERSEY 2.8%
New Brunswick, New Jersey Rutgers-State University Revenue Notes, Series 2010
4.000% due 05/01/2019	250	266
New Jersey State Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	500
New Jersey State Higher Education Assistance Authority Revenue Notes, Series 2010
4.000% due 12/01/2012	250	258
5.000% due 12/01/2014	300	327
New Jersey State Preservation Trust Revenue Bonds, (AGM Insured), Series 2005
5.800% due 11/01/2016	100	117
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	566

		2,034

NEW MEXICO 0.8%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	590

NEW YORK 13.8%
Long Island, New York Power Authority Revenue Bonds, Series 1998
0.030% due 05/01/2033	200	200
Long Island, New York Power Authority Revenue Notes, Series 2010
4.000% due 05/01/2014	205	220
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	421
New York City, New York General Obligation Bonds, Series 1993
0.030% due 08/01/2017	1,000	1,000
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	799
New York City, New York General Obligation Notes, Series 2010
5.000% due 08/01/2014	500	559
5.000% due 08/01/2016	300	347
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.998% due 03/01/2027	450	318
3.954% due 03/01/2020	1,100	881
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	500	584
New York City, New York Transitional Finance Authority Revenue Notes, Series 2009
5.000% due 01/15/2018	300	341
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC), Series 2005
5.500% due 07/01/2018	500	588
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	300	323
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	314
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	598
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	236
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,138
5.000% due 03/15/2019	250	292
Onondaga, New York Revenue Notes, Series 2010
4.000% due 12/01/2012	150	157
4.000% due 12/01/2013	155	166
Onondaga, New York Revenue Notes, Series 2011
3.000% due 12/01/2017 (a)	450	468
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.040% due 07/01/2037	195	195

		10,145

NORTH CAROLINA 2.3%
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	306
North Carolina State Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	280
5.000% due 07/01/2018	500	545
North Carolina State Municipal Power Agency No. 1 Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2014	500	531

		1,662

OHIO 6.0%
Cincinnati, Ohio School District General Obligation Notes, Series 2010
3.000% due 06/01/2013	1,000	1,041
5.000% due 06/01/2016	500	573
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	144

Ohio State Miami University Revenue Notes, Series 2010
5.000% due 09/01/2016	400	454
Ohio State University of Cincinnati Revenue Notes, Series 2010
3.000% due 06/01/2013	600	621
Ohio State University Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,124
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.030% due 12/01/2033	200	200
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	296

		4,453

OREGON 0.4%
Portland, Oregon Revenue Notes, Series 2010
5.000% due 03/01/2019	250	292

PENNSYLVANIA 2.8%
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	258
Pennsylvania State Financing Authority Revenue Notes, (AGM Insured), Series 2010
5.000% due 06/01/2020	500	568
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 05/15/2012	250	257
Philadelphia, Pennsylvania Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	453
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	263
Westmoreland County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	255	259

		2,058

SOUTH CAROLINA 0.9%
Lexington County, South Carolina School District No. 1 General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	225
Woodruff-Roebuck, South Carolina Water District Revenue Notes, (AGM Insured), Series 2010
3.000% due 06/01/2016	425	449

		674

TEXAS 9.4%
Austin, Texas Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	587
Austin, Texas Water & Wastewater Utilities Revenue Notes, Series 2009
5.000% due 11/15/2013	200	220
Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	212
Fort Bend, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	587
Frisco, Texas General Obligation Notes, (AGM Insured), Series 2003
5.000% due 02/15/2013	100	107
Grand Prairie, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2000
0.000% due 02/15/2014	200	195
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 10/01/2012	500	515
Harris County, Texas Revenue Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/15/2013	100	109
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,169
Mansfield, Texas General Obligation Notes, (AGM Insured), Series 2005
5.000% due 02/15/2013	200	214
Montgomery County, Texas Municipal Utility District No 67 General Obligation Notes, Series 2010
3.000% due 09/01/2013	605	628
Tarrant County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
3.000% due 12/01/2012	500	515
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	292
Texas State Lower Colorado River Authority Revenue Notes, (BHAC Insured), Series 2008
5.000% due 05/15/2012	40	42
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	500	539
5.000% due 05/15/2015	550	624
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	226
University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	150	177

		6,958

UTAH 7.6%
Centerville, Utah Tax Allocation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2013	150	158
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2011	100	100
3.000% due 11/01/2012	125	127
3.000% due 11/01/2013	355	360
Midvale, Utah Redevelopment Agency Tax Allocation Notes, (AGM Insured), Series 2010
4.000% due 05/01/2012	265	273
Midvale, Utah Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2013	115	123
Murray City, Utah Hospital Revenue Bonds, Series 2005
0.030% due 05/15/2037	500	500
Murray City, Utah Revenue Notes, (NPFGC Insured), Series 2007
4.000% due 12/01/2013	275	292
Taylorsville Bennion, Utah Improvement District Revenue Notes, (AGM Insured), Series 2010
2.000% due 12/15/2013	360	369
Timpanagos, Utah Special Services District Revenue Notes, Series 2010
2.500% due 06/01/2012	475	482
Utah County, Utah Revenue Notes, (AGC Insured), Series 2009
2.500% due 12/01/2013	200	206
Utah County, Utah Revenue Notes, Series 2010
4.000% due 12/01/2011	265	269
Utah Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2013	400	426
Utah State Board of Regents Revenue Bonds, (AMBAC Insured), Series 2002
4.500% due 12/01/2012	115	121
Utah State Board of Regents Revenue Notes, (SGI Insured), Series 2004
4.000% due 11/01/2013	100	107
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	329
4.000% due 04/01/2016	145	160
Utah State Intermountain Power Agency Revenue Notes, Series 2008
5.250% due 07/01/2012	250	262
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	536
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2007
4.000% due 10/01/2013	250	267
4.000% due 06/01/2014	100	108

		5,575

VIRGINIA 0.9%
Roanoke, Virginia Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	200	208
Spotsylvania County, Virginia Revenue Notes, Series 2010
4.000% due 06/01/2015	260	285
Virginia State Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	179

		672

WASHINGTON 1.1%
Mountlake Terrace, Washington Revenue Notes, Series 2010
4.000% due 12/01/2016	230	255
Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2018	300	338
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	234

		827

WISCONSIN 1.2%
Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	250	252
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	292

Wisconsin State Clean Water Revenue Notes, Series 2008
5.000% due 06/01/2016	150	177
Wisconsin State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 05/01/2015	150	171

		892

WYOMING 0.4%
University of Wyoming Revenue Notes, Series 2010
4.000% due 06/01/2016	260	285

Total Municipal Bonds & Notes (Cost $69,525)		70,239

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
6.318% due 06/15/2027	600	630

Total U.S. Government Agencies (Cost $633)		630

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (b)
1.125% due 01/15/2021	175	181

Total U.S. Treasury Obligations (Cost $181)		181

SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS 2.7%
State Street Bank and Trust Co.
0.010% due 07/01/2011	2,020	2,020

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,065. Repurchase proceeds are $2,020.)
Total Short-Term Instruments (Cost $2,020)		2,020

Total Investments 99.4% (Cost $72,577)		$73,288
Other Assets and Liabilities (Net) 0.6%		472

Net Assets 100.0%		$73,760

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Cash of $12 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2013	1	$0
90-Day Eurodollar September Futures	Long	09/2011	14	3

				$3

(d)	Swap agreements outstanding on June 30, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Receive	3-Month USD-CPURNSA Index	0.890%	11/01/2011	BCLY	$285	$6	$2	$4
Receive	3-Month USD-CPURNSA Index	0.890%	11/01/2011	MSC	3,823	94	36	58
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	BCLY	1,586	31	(4)	35
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	MSC	1,250	25	(2)	27
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BCLY	1,871	31	3	28
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MSC	5,072	85	29	56
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BCLY	1,871	25	(4)	29
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MSC	5,072	68	29	39
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BCLY	1,871	20	(4)	24
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MSC	5,072	54	29	25
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BCLY	1,871	16	(4)	20
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MSC	5,072	43	29	14
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BCLY	1,871	16	(4)	20
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MSC	5,072	43	29	14
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BCLY	1,871	15	(4)	19
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MSC	5,072	39	29	10
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BCLY	1,871	17	(33)	50
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MSC	5,072	46	29	17
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BCLY	1,871	24	(110)	134
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MSC	5,072	65	(37)	102
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BCLY	3,121	105	(1)	106
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MSC	3,823	128	33	95

						$996	$70	$926

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$218	$0	$218
Municipal Bonds & Notes
Alaska	0	516	0	516
Arizona	0	1,774	0	1,774
California	0	5,728	0	5,728
Colorado	0	1,172	0	1,172
Connecticut	0	706	0	706
Florida	0	2,039	0	2,039
Georgia	0	717	0	717
Illinois	0	6,850	0	6,850
Indiana	0	3,535	0	3,535
Iowa	0	1,049	0	1,049
Kansas	0	283	0	283
Kentucky	0	546	0	546
Louisiana	0	783	0	783
Massachusetts	0	1,987	0	1,987
Michigan	0	265	0	265
Mississippi	0	683	0	683
Missouri	0	913	0	913
Nebraska	0	1,116	0	1,116
Nevada	0	2,260	0	2,260
New Hampshire	0	200	0	200
New Jersey	0	2,034	0	2,034
New Mexico	0	590	0	590
New York	0	10,145	0	10,145
North Carolina	0	1,662	0	1,662
Ohio	0	4,453	0	4,453
Oregon	0	292	0	292
Pennsylvania	0	2,058	0	2,058
South Carolina	0	674	0	674
Texas	0	6,958	0	6,958
Utah	0	5,575	0	5,575
Virginia	0	672	0	672
Washington	0	827	0	827
Wisconsin	0	892	0	892
Wyoming	0	285	0	285
U.S. Government Agencies	0	630	0	630
U.S. Treasury Obligations	0	181	0	181
Short-Term Instruments
Repurchase Agreements	0	2,020	0	2,020
	$0	$73,288	$0	$73,288

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$3	$926	$0	$929
Totals	$3	$74,214	$0	$74,217

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
AGFS Funding Co.
5.500% due 05/10/2017		$477,950	$469,536
Ally Financial, Inc.
6.000% due 06/11/2012		23,000	22,770
Axcan Intermediate Holdings, Inc.
5.500% due 01/25/2017		971	963
5.500% due 02/11/2017		9,004	8,932
Chrysler Group LLC
6.000% due 05/24/2017		7,250	7,081
CIT Group, Inc.
6.250% due 08/11/2015		194,580	196,109
CommScope, Inc.
5.000% due 01/14/2018		11,000	11,053
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		70,600	70,187
Dole Food Co., Inc.
2.510% due 07/13/2018		15,575	15,594
2.510% due 07/13/2019		28,925	28,961
Ford Motor Co.
2.940% due 12/15/2013		149,970	150,068
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		2	2
Georgia-Pacific Corp.
2.246% due 12/21/2012		285	285
2.246% due 12/31/2012		3,000	3,002
2.250% due 12/21/2012		16,196	16,204
HCA, Inc.
2.496% due 11/14/2013		71,500	71,097
2.746% due 05/02/2016		109,900	108,535
Intelsat Ltd.
5.250% due 04/02/2018		25,000	25,115
International Lease Finance Corp.
6.750% due 02/23/2015		40,000	40,170
7.000% due 03/17/2016		41,146	41,425
JBS USA Holdings, Inc.
4.250% due 05/25/2018		18,000	18,006
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	11,000	15,999
Nalco Co.
4.500% due 10/05/2017		$4,987	5,018
Rovi Corp.
4.000% due 02/07/2018		6,000	6,026
Sensata Technologies BV
4.000% due 05/12/2018		25,000	25,013
SunGard Data Systems, Inc.
3.690% due 02/28/2014		3,500	3,420
Syniverse Holdings, Inc.
5.250% due 12/21/2017		6,982	7,026
Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		14,971	11,706
4.768% due 10/10/2017		15,886	12,422
Transdigm Group, Inc.
4.000% due 02/14/2017		11,970	12,027
U.S. Airways Group, Inc.
2.686% due 03/23/2014		26,980	24,504
UCI International, Inc.
5.500% due 07/26/2017		4,988	5,027
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		45,000	44,545
Vodafone Group PLC
5.000% due 07/11/2016		146,400	151,524
6.875% due 08/11/2015		139,000	143,865
6.875% due 08/17/2015		4,911	5,083
Yell Group
3.936% due 07/31/2014		26,154	10,566

Total Bank Loan Obligations (Cost $1,801,196)			1,788,866

CORPORATE BONDS & NOTES 31.2%
BANKING & FINANCE 24.3%
21st Century Insurance Group
5.900% due 12/15/2013		160	170
Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	11,076
Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	400
Abbey National Treasury Services PLC
1.854% due 04/25/2014		$219,900	218,767
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		15,000	14,025
Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	56
5.875% due 06/15/2014		3,400	3,803
Aflac, Inc.
6.900% due 12/17/2039		31,000	32,539
AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950	58,943
7.500% due 07/15/2025		15,080	16,513
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	22,177
Allstate Corp.
5.000% due 08/15/2014		70	77
6.125% due 12/15/2032		150	158
6.125% due 05/15/2067		5,200	5,180
6.500% due 05/15/2067		8,000	8,020
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		167,200	180,239
Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	27,165	40,083
Ally Financial, Inc.
0.000% due 12/01/2012		$26,100	24,469
0.000% due 06/15/2015		2,100	1,591
2.454% due 12/01/2014		12,300	11,764
3.466% due 02/11/2014		406,006	399,255
3.646% due 06/20/2014		186,400	182,390
4.500% due 02/11/2014		180,125	180,575
5.250% due 01/15/2014		61	60
5.700% due 10/15/2013		15	15
5.700% due 12/15/2013		312	310
5.850% due 05/15/2013		60	59
5.850% due 06/15/2013		80	79
5.900% due 12/15/2013		194	194
5.900% due 01/15/2019		491	451
5.900% due 02/15/2019		474	433
5.900% due 10/15/2019		86	77
6.000% due 12/15/2011		129,670	131,615
6.000% due 05/23/2012		23,418	24,003
6.000% due 11/15/2013		239	238
6.000% due 12/15/2013		111	111
6.000% due 02/15/2019		5,288	4,857
6.000% due 03/15/2019		15,116	13,916
6.000% due 04/15/2019		3,454	3,165
6.000% due 09/15/2019		569	518
6.050% due 08/15/2019		1,404	1,280
6.050% due 10/15/2019		1,662	1,508
6.100% due 11/15/2013		124	124
6.100% due 09/15/2019		722	661
6.125% due 10/15/2019		306	279
6.150% due 09/15/2013		50	50
6.150% due 11/15/2013		25	25
6.150% due 12/15/2013		35	35
6.150% due 08/15/2019		2,022	1,857
6.150% due 09/15/2019		785	721
6.150% due 10/15/2019		1,736	1,592
6.200% due 11/15/2013		154	154
6.200% due 04/15/2019		2,980	2,766
6.250% due 07/15/2013		230	229
6.250% due 10/15/2013		111	111
6.250% due 11/15/2013		170	170
6.250% due 02/15/2016		280	271
6.250% due 12/01/2017		7,100	7,075
6.250% due 12/15/2018		320	300
6.250% due 01/15/2019		409	383
6.250% due 04/15/2019		2,697	2,510
6.250% due 05/15/2019		1,161	1,076
6.250% due 07/15/2019		1,686	1,558
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		160	160
6.300% due 11/15/2013		135	135
6.300% due 03/15/2016		1,195	1,156
6.300% due 08/15/2019		512	475
6.350% due 02/15/2016		75	73
6.350% due 04/15/2016		234	225
6.350% due 10/15/2016		60	58
6.350% due 04/15/2019		1,184	1,109
6.350% due 07/15/2019		1,520	1,413
6.375% due 01/15/2014		120	120
6.400% due 03/15/2013		50	50
6.400% due 03/15/2016		50	49
6.400% due 12/15/2018		96	91
6.400% due 11/15/2019		2,403	2,212
6.500% due 02/15/2013		105	105
6.500% due 03/15/2013		117	117
6.500% due 04/15/2013		190	190
6.500% due 05/15/2013		228	228
6.500% due 06/15/2013		20	20
6.500% due 08/15/2013		50	50
6.500% due 11/15/2013		388	388
6.500% due 02/15/2016		15	15
6.500% due 03/15/2016		167	165
6.500% due 09/15/2016		436	421
6.500% due 10/15/2016		751	726
6.500% due 06/15/2018		2,860	2,861
6.500% due 12/15/2018		802	763
6.500% due 05/15/2019		1,377	1,297
6.500% due 01/15/2020		42	37
6.550% due 10/15/2016		450	436
6.550% due 12/15/2019		105	99
6.600% due 08/15/2016		5,162	5,008
6.600% due 05/15/2018		100	98
6.600% due 06/15/2019		346	327
6.625% due 05/15/2012		86,024	88,067
6.650% due 02/15/2013		46	46
6.650% due 04/15/2016		109	106
6.650% due 06/15/2018		67	67
6.650% due 10/15/2018		517	503
6.700% due 05/15/2014		55	55
6.700% due 06/15/2014		263	263
6.700% due 08/15/2016		125	122
6.700% due 06/15/2018		2,828	2,830
6.700% due 11/15/2018		154	149
6.700% due 06/15/2019		582	553
6.700% due 12/15/2019		60	57
6.750% due 09/15/2012		1,490	1,479
6.750% due 10/15/2012		1,102	1,100

6.750% due 04/15/2013		73	73
6.750% due 06/15/2014		95	95
6.750% due 12/01/2014		111,734	116,973
6.750% due 07/15/2016		226	221
6.750% due 08/15/2016		1,683	1,642
6.750% due 09/15/2016		534	521
6.750% due 11/15/2016		105	103
6.750% due 03/15/2018		363	354
6.750% due 07/15/2018		421	409
6.750% due 09/15/2018		223	215
6.750% due 10/15/2018		256	249
6.750% due 11/15/2018		488	479
6.750% due 05/15/2019		2,291	2,190
6.750% due 06/15/2019		682	649
6.800% due 04/15/2013		20	20
6.800% due 09/15/2016		10	10
6.800% due 09/15/2018		172	169
6.800% due 10/15/2018		445	437
6.850% due 04/15/2016		200	196
6.850% due 05/15/2016		60	59
6.850% due 07/15/2016		50	49
6.850% due 05/15/2018		201	197
6.875% due 09/15/2011		382,362	385,707
6.875% due 08/28/2012		241,344	250,407
6.875% due 10/15/2012		987	985
6.875% due 08/15/2016		1,712	1,677
6.875% due 07/15/2018		40	39
6.900% due 06/15/2017		540	541
6.900% due 07/15/2018		870	851
6.900% due 08/15/2018		278	271
6.950% due 06/15/2017		100	100
7.000% due 02/01/2012		70,969	72,495
7.000% due 10/15/2012		892	892
7.000% due 12/15/2012		856	858
7.000% due 01/15/2013		947	951
7.000% due 08/15/2013		97	97
7.000% due 05/15/2016		269	265
7.000% due 08/15/2016		64	63
7.000% due 11/15/2016		377	372
7.000% due 12/15/2016		215	212
7.000% due 02/15/2017		75	74
7.000% due 06/15/2017		721	722
7.000% due 07/15/2017		764	755
7.000% due 02/15/2018		1,781	1,757
7.000% due 03/15/2018		384	379
7.000% due 05/15/2018		316	311
7.000% due 08/15/2018		95	93
7.000% due 09/15/2018		130	127
7.000% due 02/15/2021		191	180
7.000% due 09/15/2021		376	359
7.000% due 11/15/2024		11,557	10,823
7.050% due 03/15/2018		1,225	1,211
7.050% due 04/15/2018		533	527
7.100% due 09/15/2012		1,800	1,794
7.100% due 01/15/2013		255	256
7.125% due 08/15/2012		9,553	9,540
7.125% due 12/15/2012		304	304
7.125% due 10/15/2017		713	714
7.150% due 11/15/2012		264	264
7.150% due 06/15/2016		297	294
7.150% due 09/15/2018		353	347
7.150% due 03/15/2025		90	85
7.200% due 10/15/2017		685	686
7.250% due 08/15/2012		5,893	5,895
7.250% due 06/15/2016		375	374
7.250% due 09/15/2017		10,086	10,105
7.250% due 01/15/2018		912	920
7.250% due 04/15/2018		2,723	2,728
7.250% due 08/15/2018		5,418	5,358
7.250% due 09/15/2018		261	258
7.250% due 01/15/2025		2,346	2,248
7.250% due 02/15/2025		297	285
7.250% due 03/15/2025		210	199
7.300% due 12/15/2017		102	102
7.300% due 01/15/2018		2,600	2,605
7.350% due 04/15/2018		2,093	2,102
7.375% due 11/15/2016		5,047	5,054
7.375% due 04/15/2018		328	329
7.400% due 12/15/2017		2,217	2,221
7.500% due 10/15/2012		145	146
7.500% due 12/31/2013		116,715	125,323
7.500% due 05/15/2016		555	557
7.500% due 11/15/2016		8,510	8,524
7.500% due 08/15/2017		752	753
7.500% due 11/15/2017		997	999
7.500% due 12/15/2017		2,450	2,455
7.500% due 09/15/2020		253,800	266,490
7.500% due 03/15/2025		50	49
7.625% due 11/15/2012		151	151
7.750% due 10/15/2012		123	123
7.750% due 10/15/2017		133	133
8.000% due 10/15/2017		117	117
8.000% due 11/15/2017		144	145
8.000% due 03/15/2020		50,000	53,250
8.000% due 11/01/2031		71,670	76,741
8.125% due 11/15/2017		196	197
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		192,145	215,202
9.000% due 07/15/2015		276	277
9.000% due 07/15/2020		154	149
American Express Bank FSB
0.316% due 05/29/2012		17,325	17,289
0.340% due 06/12/2012		34,783	34,715
0.490% due 06/12/2017		10,000	9,511
5.500% due 04/16/2013		271,140	290,139
6.000% due 09/13/2017		330,710	373,320
American Express Centurion Bank
0.340% due 06/12/2012		1,300	1,298
5.550% due 10/17/2012		12,800	13,515
6.000% due 09/13/2017		310,100	350,054
American Express Co.
5.250% due 09/12/2011		1,100	1,110
5.500% due 09/12/2016		335	374
6.150% due 08/28/2017		55,575	63,377
6.800% due 09/01/2066		7,489	7,723
7.000% due 03/19/2018		346,814	408,501
7.250% due 05/20/2014		12,500	14,301
8.125% due 05/20/2019		500	635
8.150% due 03/19/2038		90	120
American Express Credit Corp.
0.306% due 02/24/2012		53,000	52,956
5.125% due 08/25/2014		62,900	68,672
5.375% due 10/01/2014	GBP	250	428
5.875% due 05/02/2013		$162,610	175,102
6.625% due 09/24/2012	GBP	100	169
7.300% due 08/20/2013		$115	128
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		44,909	45,694
American General Capital II
8.500% due 07/01/2030		81,500	90,872
American General Institutional Capital A
7.570% due 12/01/2045		20,000	20,900
American International Group, Inc.
0.000% due 10/15/2037		200,000	29,029
0.000% due 01/18/2047		135,329	12,409
0.346% due 03/20/2012		107,500	106,863
0.386% due 10/18/2011		98,950	98,479
0.448% due 10/22/2012	JPY	5,000,000	60,888
1.400% due 04/03/2012		5,600,000	69,361
1.490% due 12/21/2011		11,900,000	147,756
1.507% due 07/19/2013	EUR	16,600	23,194
2.553% due 03/23/2012	SEK	234,000	36,661
2.750% due 12/21/2016	CHF	13,820	15,608
2.875% due 04/16/2015		81,335	94,806
3.375% due 06/29/2017		23,320	26,813
3.750% due 11/30/2013		$139,700	142,986
4.000% due 09/20/2011	EUR	92,200	134,200
4.250% due 05/15/2013		$191,851	197,374
4.375% due 04/26/2016	EUR	14,650	20,486
4.500% due 12/20/2017	HKD	500,000	63,835
4.875% due 03/15/2067	EUR	85,800	101,716
4.900% due 06/02/2014	CAD	77,586	81,383
4.950% due 03/20/2012		$178,430	181,865
5.000% due 06/26/2017	EUR	23,250	32,526
5.000% due 04/26/2023	GBP	26,500	37,564
5.050% due 10/01/2015		$148,011	154,573
5.375% due 10/18/2011		136,830	138,540
5.450% due 05/18/2017		283,910	297,099
5.600% due 10/18/2016		123,771	129,644
5.750% due 03/15/2067	GBP	50,000	68,210
5.850% due 01/16/2018		$322,117	337,804
6.250% due 05/01/2036		251,615	257,390
6.250% due 03/15/2037		136,921	125,283
6.400% due 12/15/2020		51,600	55,605
7.980% due 06/15/2017	MXN	177,485	13,644
8.000% due 05/22/2068	EUR	122,550	178,160
8.175% due 05/15/2068		$950,836	1,042,449
8.250% due 08/15/2018		755,205	867,399
8.625% due 05/22/2068	GBP	238,650	396,427
Ameriprise Financial, Inc.
5.650% due 11/15/2015		$25	28
Amsouth Bank
5.200% due 04/01/2015		5,000	4,824
Anadarko Finance Co.
7.500% due 05/01/2031		400	463
ANZ National International Ltd.
6.200% due 07/19/2013		231,250	252,085
ASB Finance Ltd.
1.470% due 02/13/2012	EUR	900	1,304
Asian Development Bank
4.500% due 09/04/2012		$160	168
ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	10,965
ASIF II
5.125% due 01/28/2013	GBP	11,482	18,944
ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	26,105
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		$114,700	115,679
3.700% due 01/13/2015		200	208
4.750% due 12/07/2018	GBP	300	493
AXA S.A.
6.463% due 12/29/2049		$800	700
BAC Capital Trust VI
5.625% due 03/08/2035		7,200	6,221
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050	90,199
BAC Capital Trust XI
6.625% due 05/23/2036		$90	88

BAC Capital Trust XIV
5.630% due 09/29/2049		345	259
BAC Capital Trust XV
1.054% due 06/01/2056		10	7
Banco del Estado de Chile
4.125% due 10/07/2020		38,000	36,517
Banco do Brasil S.A.
4.500% due 01/22/2015		32,500	34,044
4.500% due 01/20/2016	EUR	50,000	72,181
6.000% due 01/22/2020		$11,500	12,420
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	4,938
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		24,500	25,021
Banco Santander Brasil S.A.
2.346% due 03/18/2014		486,400	489,259
4.250% due 01/14/2016		244,300	246,132
4.500% due 04/06/2015		40,400	41,309
Banco Santander Chile
1.875% due 01/19/2016		169,700	162,912
Bank of America Corp.
0.541% due 10/14/2016		45,000	41,636
0.591% due 08/15/2016		82,800	77,099
0.750% due 09/11/2012		2,300	2,297
1.552% due 02/05/2014	EUR	21,550	30,507
1.614% due 09/12/2013		5,000	7,130
1.693% due 01/30/2014		$5,000	5,015
4.000% due 03/28/2018	EUR	9,700	13,100
4.750% due 08/15/2013		$500	524
4.750% due 05/23/2017	EUR	6,500	8,730
4.750% due 05/06/2019		9,182	12,472
4.875% due 09/15/2012		$10,250	10,684
4.875% due 01/15/2013		5,310	5,570
4.900% due 05/01/2013		65	68
5.125% due 11/15/2014		125	133
5.153% due 02/14/2012	AUD	10,000	10,675
5.200% due 03/15/2018		$100	97
5.250% due 12/01/2015		275	289
5.250% due 11/09/2016	GBP	100	159
5.353% due 02/14/2017	AUD	11,000	10,470
5.375% due 08/15/2011		$2,000	2,011
5.375% due 09/11/2012		250	262
5.500% due 12/04/2019	GBP	500	805
5.625% due 10/14/2016		$185	198
5.625% due 07/01/2020		300	310
5.650% due 05/01/2018		77,390	81,669
5.750% due 12/01/2017		87,940	93,575
6.000% due 09/01/2017		234,105	252,089
6.125% due 09/15/2021	GBP	200	327
6.250% due 04/15/2012		$125	130
6.500% due 08/01/2016		27,155	30,303
7.000% due 06/15/2016	EUR	8,250	13,080
7.250% due 10/15/2025		$200	215
7.375% due 05/15/2014		137,775	154,943
7.625% due 06/01/2019		17,560	20,361
7.800% due 09/15/2016		2,000	2,279
8.125% due 12/29/2049		7,000	7,319
Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,510
Bank of America N.A.
0.527% due 06/15/2016		120,960	109,988
5.300% due 03/15/2017		500	516
6.000% due 10/15/2036		70,500	68,146
6.100% due 06/15/2017		5,850	6,269
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	124,181
Bank of India
4.750% due 09/30/2015		14,200	14,722
Bank of Montreal
2.850% due 06/09/2015		134,500	139,426
Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	531
4.600% due 01/15/2020		20	21
6.375% due 04/01/2012		200	209
Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,035
1.650% due 10/29/2015		163,300	160,595
2.250% due 01/22/2013		48,000	49,148
3.400% due 01/22/2015		25	26
Bank of Scotland PLC
5.250% due 02/21/2017		100	107
5.500% due 06/15/2012		12,000	12,517
5.625% due 05/23/2013	EUR	3,900	5,880
7.281% due 05/29/2049	GBP	50	66
7.286% due 05/29/2049		50	73
Bank One Capital III
8.750% due 09/01/2030		$325	413
Bank One Corp.
4.900% due 04/30/2015		20,000	21,361
5.900% due 11/15/2011		12,500	12,740
7.750% due 07/15/2025		200	236
BankAmerica Capital II
8.000% due 12/15/2026		10	10
Barclays Bank PLC
0.420% due 03/23/2017		27,000	26,335
1.630% due 05/30/2017	EUR	17,000	23,950
2.375% due 01/13/2014		$43,400	43,930
2.500% due 01/23/2013		65,000	66,211
5.000% due 09/22/2016		1,000	1,076
5.125% due 01/08/2020		700	711
5.200% due 07/10/2014		4,400	4,762
5.250% due 05/27/2014	EUR	50	76
5.450% due 09/12/2012		$135,450	142,736
5.750% due 08/17/2021	GBP	750	1,208
6.000% due 01/23/2018	EUR	900	1,295
6.050% due 12/04/2017		$271,836	288,031
6.369% due 06/29/2049	GBP	3,500	5,020
6.860% due 09/29/2049		$6,410	5,945
7.434% due 09/29/2049		90,125	92,603
10.179% due 06/12/2021		490,297	617,612
14.000% due 11/29/2049	GBP	337,508	683,876
Barnett Capital III
0.898% due 02/01/2027		$2,000	1,620
Barrick International Barbados Corp.
5.750% due 10/15/2016		100	114
BB&T Corp.
3.200% due 03/15/2016		75	77
4.750% due 10/01/2012		145	151
6.500% due 08/01/2011		500	502
BBVA Bancomer S.A.
4.500% due 03/10/2016		96,500	98,671
6.500% due 03/10/2021		191,600	196,390
Bear Stearns Cos. LLC
0.558% due 02/23/2012		1,000	998
0.648% due 11/21/2016		13,706	13,137
1.540% due 11/30/2011	JPY	2,000,000	24,950
1.656% due 07/27/2012	EUR	24,000	34,771
5.300% due 10/30/2015		$21,200	23,247
5.350% due 02/01/2012		905	930
5.500% due 08/15/2011		10,325	10,383
5.550% due 01/22/2017		1,355	1,483
6.400% due 10/02/2017		237,429	271,089
6.950% due 08/10/2012		565,980	604,345
7.250% due 02/01/2018		222,765	264,758
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		20	25
BFC Finance Corp.
7.375% due 12/01/2017		825	942
BlackRock, Inc.
5.000% due 12/10/2019		30	32
BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,168
BNP Paribas S.A.
0.452% due 12/09/2016		10,000	9,830
0.693% due 04/08/2013 (l)		21,000	20,858
1.190% due 01/10/2014		700	695
3.600% due 02/23/2016		100,000	101,177
4.730% due 04/29/2049	EUR	10,000	13,160
5.000% due 01/15/2021		$187,800	189,043
5.186% due 06/29/2049		3,950	3,656
5.954% due 07/29/2049	GBP	10,450	15,765
7.195% due 06/29/2049		$25,500	24,863
BNY Mellon N.A.
4.750% due 12/15/2014		50	55
BNZ International Funding Ltd.
2.625% due 06/05/2012		10,000	10,199
Boeing Capital Corp.
5.800% due 01/15/2013		80	86
BPCE S.A.
2.018% due 02/07/2014		59,000	59,451
2.375% due 10/04/2013		59,900	60,906
4.625% due 07/29/2049	EUR	2,700	3,309
6.117% due 10/29/2049		300	381
BRFkredit A/S
0.528% due 04/15/2013		$300	300
C5 Capital SPV Ltd.
6.196% due 12/29/2049		15,000	11,250
C10 Capital SPV Ltd.
6.722% due 12/29/2049		29,900	22,425
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		89,000	90,692
Capital One Bank USA N.A.
6.500% due 06/13/2013		55	60
8.800% due 07/15/2019		115,000	141,268
Capital One Capital V
10.250% due 08/15/2039		10,225	10,902
Capital One Capital VI
8.875% due 05/15/2040		42,550	44,099
Capital One Financial Corp.
5.500% due 06/01/2015		50	55
5.700% due 09/15/2011		7,000	7,071
6.150% due 09/01/2016		8,462	9,341
6.250% due 11/15/2013		193	213
6.750% due 09/15/2017		231,375	267,693
7.375% due 05/23/2014		13,012	14,863
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		900	954
5.450% due 04/15/2018		25	28
6.250% due 06/29/2012	AUD	39,500	42,403
7.150% due 02/15/2019		$100	123
CBA Capital Trust II
6.024% due 03/29/2049		7,465	7,360
Chambers Descendants Trust
12.000% due 08/15/2018 (q)		103,584	99,422
Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,629
Chubb Corp.
6.375% due 03/29/2067		6,000	6,240
6.500% due 05/15/2038		10,000	11,146

CIT Group, Inc.
5.250% due 04/01/2014		72,300	72,300
7.000% due 05/01/2014		37,816	38,336
7.000% due 05/01/2015		37,111	37,250
7.000% due 05/01/2016		31,518	31,439
7.000% due 05/01/2017		44,618	44,562
Citicorp
7.250% due 10/15/2011		12,413	12,630
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,961
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,257
Citigroup Capital XXI
8.300% due 12/21/2077		$577,837	592,283
Citigroup Global Markets Holdings, Inc.
1.620% due 05/13/2035	EUR	20,000	16,133
Citigroup, Inc.
0.370% due 03/16/2012		$56,153	56,061
0.377% due 03/07/2014		21,000	20,242
0.522% due 06/09/2016		134,200	123,501
0.552% due 11/05/2014		1,265	1,208
0.922% due 08/10/2011	GBP	17,261	27,674
1.111% due 02/15/2013		$257,000	256,119
1.394% due 01/12/2012	EUR	40,000	57,944
1.575% due 03/05/2014		20,000	28,193
1.688% due 06/28/2013		10,600	15,108
1.733% due 01/13/2014		$404,000	406,903
1.961% due 05/15/2018		1,750	1,756
2.262% due 08/13/2013		206,680	210,679
3.625% due 11/30/2017	EUR	1,650	2,213
4.250% due 02/25/2030		60,000	68,888
4.587% due 12/15/2015		$82,000	86,280
4.750% due 05/19/2015		360	381
4.750% due 05/31/2017	EUR	11,500	15,472
4.750% due 02/10/2019		25,975	35,511
4.875% due 05/07/2015		$46,805	48,799
5.000% due 09/15/2014		77,515	81,266
5.000% due 08/02/2019	EUR	100	144
5.125% due 05/05/2014		$70	75
5.125% due 12/12/2018	GBP	450	689
5.300% due 10/17/2012		$249,211	261,596
5.500% due 08/27/2012		181,717	190,505
5.500% due 04/11/2013		757,870	804,817
5.500% due 10/15/2014		81	88
5.500% due 02/15/2017		5,625	5,920
5.625% due 08/27/2012		20,917	21,855
5.850% due 07/02/2013		75,279	80,704
5.850% due 12/11/2034		500	496
5.875% due 07/01/2024	GBP	10,150	14,664
5.875% due 02/22/2033		$75	71
6.000% due 02/21/2012		3,500	3,616
6.000% due 12/13/2013		9,508	10,341
6.000% due 08/15/2017		93,242	102,181
6.010% due 01/15/2015		35,718	39,323
6.125% due 11/21/2017		175,675	194,169
6.125% due 05/15/2018		160,995	177,453
6.125% due 08/25/2036		400	386
6.375% due 08/12/2014		16,784	18,566
6.393% due 03/06/2023	EUR	70,100	100,691
6.400% due 03/27/2013		8,000	12,227
6.500% due 08/19/2013		$256,779	279,346
6.875% due 03/05/2038		15	17
7.375% due 06/16/2014	EUR	18,400	29,379
8.125% due 07/15/2039		$220,049	276,230
8.500% due 05/22/2019		101,646	126,127
CAN Financial Corp.
5.850% due 12/15/2014		38,500	41,726
6.500% due 08/15/2016		6,250	6,980
Commonwealth Bank of Australia
2.400% due 01/12/2012		700	707
Compass Bank
6.400% due 10/01/2017		25,000	27,016
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.650% due 08/17/2012		300	307
4.750% due 01/15/2020		2,200	2,311
6.875% due 03/19/2020	EUR	4,000	5,820
11.000% due 06/29/2049		$294,861	377,336
Corp. Andina de Fomento
5.750% due 01/12/2017		165	182
6.875% due 03/15/2012		55	57
8.125% due 06/04/2019		1,740	2,130
Countrywide Financial Corp.
5.800% due 06/07/2012		395,108	412,238
6.250% due 05/15/2016		25,255	26,630
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		100	100
Credit Agricole S.A.
0.623% due 02/02/2012		2,900	2,895
5.136% due 12/29/2049	GBP	9,950	13,254
6.637% due 05/29/2049		$38,647	33,140
7.589% due 01/29/2049	GBP	150	223
Credit Suisse
2.200% due 01/14/2014		$140,400	142,279
4.375% due 08/05/2020		13,000	12,726
5.000% due 05/15/2013		231,900	247,600
5.300% due 08/13/2019		8,100	8,631
6.000% due 02/15/2018		615	664
Credit Suisse USA, Inc.
0.461% due 08/16/2011		11,595	11,598
4.875% due 01/15/2015		25	27
5.125% due 08/15/2015		55	60
5.375% due 03/02/2016		250	278
5.500% due 08/16/2011		400	402
5.500% due 08/15/2013		275	298
5.850% due 08/16/2016		1,490	1,679
6.125% due 11/15/2011		9,300	9,486
6.500% due 01/15/2012		115	119
7.125% due 07/15/2032		40	48
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		9,100	9,105
Danske Bank A/S
2.500% due 05/10/2012		100	101
5.684% due 12/29/2049	GBP	17,100	23,461
DBS Bank Ltd.
0.481% due 05/16/2017		$22,000	21,780
5.000% due 11/15/2019		8,000	8,502
Deutsche Bank AG
2.210% due 09/22/2015	EUR	10,700	14,642
4.875% due 05/20/2013		$275,385	292,634
6.000% due 09/01/2017		358,150	399,895
Dexia Credit Local
2.000% due 03/05/2013		21,900	22,039
Dexia Credit Local S.A.
0.753% due 04/29/2014		732,000	729,774
2.750% due 01/10/2014		123,770	125,957
2.750% due 04/29/2014		128,800	130,728
DnB NOR Bank ASA
0.484% due 09/01/2016		2,000	1,994
6.012% due 03/29/2049	GBP	100	160
7.250% due 06/23/2020		50	92
5.800% due 05/01/2014		$100	111
EuroCredit CDO I BV
2.277% due 09/03/2012	EUR	4,005	5,718
European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	255
European Investment Bank
1.250% due 09/20/2012	JPY	44,700	561
4.000% due 10/15/2037	EUR	300	419
4.625% due 05/15/2014		$77	85
5.125% due 09/13/2016		39	45
FCE Bank PLC
7.125% due 01/16/2012	EUR	254,850	377,516
7.125% due 01/15/2013		266,000	400,205
FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,449
7.125% due 11/15/2012		12,835	13,703
Fifth Third Bancorp
0.666% due 12/20/2016		29,030	26,948
5.450% due 01/15/2017		50	54
6.250% due 05/01/2013		100,180	108,490
8.250% due 03/01/2038		1,500	1,799
Fleet Capital Trust V
1.246% due 12/18/2028		800	659
FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,217
FNBC Pass-Through Trust
8.080% due 01/05/2018		184	208
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		162,650	163,062
5.625% due 09/15/2015		5,000	5,186
6.625% due 08/15/2017		50,000	53,189
7.000% due 10/01/2013		54,434	58,296
7.000% due 04/15/2015		21,835	23,640
7.250% due 10/25/2011		51,700	52,480
7.500% due 08/01/2012		407,676	426,990
7.800% due 06/01/2012		120,626	126,176
8.000% due 06/01/2014		171,716	188,449
8.000% due 12/15/2016		177,819	200,301
8.125% due 01/15/2020		30,400	35,310
8.700% due 10/01/2014		97,400	109,248
9.875% due 08/10/2011		121,700	122,622
12.000% due 05/15/2015		63,225	78,442
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	146
Fortis Bank S.A.
4.625% due 10/29/2049		300	387
GATX Financial Corp.
5.500% due 02/15/2012		$7,080	7,240
GE Capital European Funding
1.650% due 05/17/2021	EUR	5,000	6,575
GE Capital UK Funding
0.975% due 03/20/2017	GBP	79,650	118,573
5.875% due 11/04/2020		200	347
6.000% due 04/11/2013		84	143
8.000% due 01/14/2039		300	617
General Electric Capital Corp.
0.246% due 09/20/2013		$25,000	24,476
0.344% due 05/29/2012		700	697
0.376% due 03/20/2014		200	198
0.376% due 06/20/2014		38,000	37,094
0.386% due 12/20/2013		5,000	4,922
0.396% due 12/28/2018		27,400	23,954
0.416% due 03/20/2017		7,000	6,405
0.436% due 10/06/2015		13,500	13,001
0.507% due 09/15/2014		14	14
0.652% due 05/05/2026		29,950	26,180

1.158% due 05/22/2013		75,000	75,687
2.100% due 01/07/2014		10,000	10,145
2.800% due 01/08/2013		50,000	51,281
4.625% due 09/15/2066	EUR	10,200	13,423
4.800% due 05/01/2013		$21,070	22,380
4.875% due 03/04/2015		350	381
5.250% due 10/19/2012		20,460	21,574
5.375% due 12/18/2040	GBP	200	300
5.400% due 02/15/2017		$6,400	7,004
5.500% due 12/18/2018		90	89
5.500% due 09/15/2066	GBP	150	228
5.500% due 09/15/2067	EUR	171,850	234,256
5.625% due 09/15/2017		$565	624
5.625% due 05/01/2018		2,992	3,275
5.650% due 06/09/2014		100	110
5.750% due 04/11/2025		100	97
5.875% due 01/14/2038		548,787	557,004
6.000% due 06/15/2012		300	316
6.250% due 07/15/2027		90	87
6.375% due 11/15/2067		269,000	276,734
6.500% due 09/15/2067	GBP	4,500	7,150
6.750% due 03/15/2032		$405	451
6.875% due 01/10/2039		248,176	281,864
8.125% due 05/15/2012		250	263
General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	91,106
Genworth Financial, Inc.
6.500% due 06/15/2034		160	145
6.515% due 05/22/2018		15,000	14,927
7.700% due 06/15/2020		15,000	15,646
Genworth Global Funding Trusts
0.401% due 05/15/2012		16,279	16,223
0.468% due 04/15/2014		500	467
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		33,000	34,834
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	20,146
GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120	119,612
Golden West Financial Corp.
4.750% due 10/01/2012		$100	105
Goldman Sachs Capital I
6.345% due 02/15/2034		750	711
Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	20,286
Goldman Sachs Group, Inc.
0.646% due 03/29/2017		35,000	32,406
0.674% due 07/22/2015		21,726	20,642
0.696% due 03/22/2016		37,925	35,806
0.785% due 01/12/2015		21,580	20,828
0.846% due 09/29/2014		77,500	75,719
1.268% due 02/07/2014		139,255	138,205
1.695% due 02/04/2013	EUR	12,100	17,409
1.711% due 01/30/2017		38,200	51,863
1.720% due 11/15/2014		200	282
1.776% due 05/18/2015		19,740	27,223
1.784% due 05/23/2016		124,700	171,409
1.837% due 10/04/2012		3,500	5,057
1.926% due 08/12/2015		50,000	68,896
3.625% due 08/01/2012		$1,320	1,359
4.750% due 07/15/2013		500	528
4.750% due 01/28/2014	EUR	1,800	2,692
5.000% due 10/01/2014		$14,215	15,232
5.125% due 04/24/2013	EUR	500	750
5.125% due 01/15/2015		$112	120
5.250% due 04/01/2013		19,417	20,577
5.350% due 01/15/2016		17,755	19,170
5.375% due 02/15/2013	EUR	29,845	44,736
5.450% due 11/01/2012		$446	471
5.500% due 11/15/2014		223	241
5.625% due 01/15/2017		150	159
5.700% due 09/01/2012		2,395	2,519
5.750% due 10/01/2016		1,430	1,557
5.950% due 01/18/2018		314,565	339,356
5.950% due 01/15/2027		2,690	2,643
6.000% due 05/01/2014		18,140	19,906
6.150% due 04/01/2018		357,080	388,970
6.250% due 09/01/2017		422,100	466,083
6.375% due 05/02/2018	EUR	13,400	20,898
6.450% due 05/01/2036		$155	150
6.600% due 01/15/2012		170	175
6.750% due 10/01/2037		320,024	320,999
7.500% due 02/15/2019		57,253	66,680
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		1,000	1,085
Hartford Life Global Funding Trusts
0.427% due 06/16/2014		400	390
HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	8,700
HBOS PLC
0.446% due 09/30/2016		3,000	2,736
0.452% due 09/06/2017		4,171	3,702
1.702% due 03/21/2017	EUR	700	924
1.730% due 09/01/2016		1,231	1,584
2.199% due 03/29/2016		14,953	19,079
6.750% due 05/21/2018		$265,938	256,142
HCP, Inc.
2.700% due 02/01/2014		14,000	14,207
5.625% due 02/28/2013		3,225	3,423
5.650% due 12/15/2013		2,530	2,773
5.950% due 09/15/2011		10,550	10,653
6.000% due 01/30/2017		1,700	1,873
6.300% due 09/15/2016		13,000	14,541
6.700% due 01/30/2018		27,900	31,217
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,519
HSBC Bank Capital Funding Sterling LP
5.862% due 04/29/2049	GBP	15,886	23,469
HSBC Bank PLC
2.000% due 01/19/2014		$148,800	149,655
HSBC Bank USA N.A.
4.625% due 04/01/2014		75	80
5.875% due 11/01/2034		3,000	3,015
6.000% due 08/09/2017		14,400	15,697
HSBC Capital Funding LP
4.610% due 12/29/2049		400	388
10.176% due 12/29/2049		66,160	88,324
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	7,505
HSBC Finance Corp.
0.528% due 01/15/2014		5,000	4,921
0.684% due 06/01/2016		28,100	26,670
1.787% due 04/05/2013	EUR	25,000	35,897
5.000% due 06/30/2015		$205	221
5.250% due 01/15/2014		100	108
5.280% due 01/10/2014		264	265
5.360% due 11/10/2013		229	234
5.410% due 10/10/2013		100	102
5.500% due 01/19/2016		500	547
5.540% due 11/10/2013		550	564
6.120% due 09/15/2013		1,115	1,144
6.375% due 11/27/2012		2,500	2,675
7.000% due 05/15/2012		315	332
HSBC Holdings PLC
0.446% due 10/06/2016		10,000	9,937
6.375% due 10/18/2022	GBP	400	693
6.500% due 05/20/2024		350	616
6.500% due 05/02/2036		$194,600	200,822
6.500% due 09/15/2037		111,300	115,231
6.800% due 06/01/2038		600	642
HSBC USA, Inc.
0.750% due 01/29/2049		5,000	5,011
ILFC E-Capital Trust I
5.740% due 12/21/2065		32,706	26,858
ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	31,139
ING Bank NV
0.913% due 01/13/2012		58,200	58,309
1.046% due 03/30/2012		2,700	2,711
1.297% due 03/15/2013		279,300	279,943
1.652% due 06/09/2014		204,200	205,019
2.000% due 10/18/2013		91,600	91,335
2.500% due 01/14/2016		92,700	91,127
2.625% due 02/09/2012		17,200	17,428
2.650% due 01/14/2013		43,260	43,855
3.900% due 03/19/2014		2,600	2,783
6.875% due 05/29/2023	GBP	250	422
International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	78
International Lease Finance Corp.
0.598% due 07/15/2011		39,270	39,268
0.633% due 07/13/2012		13,230	13,027
0.634% due 07/01/2011		79,345	79,345
1.795% due 08/15/2011	EUR	55,650	81,054
4.750% due 01/13/2012		$56,206	57,119
5.000% due 09/15/2012		41,720	42,450
5.250% due 01/10/2013		15,000	15,318
5.300% due 05/01/2012		156,075	159,197
5.350% due 03/01/2012		148,454	151,052
5.400% due 02/15/2012		151,311	153,959
5.550% due 09/05/2012		19,615	20,154
5.625% due 09/20/2013		49,508	50,436
5.750% due 05/15/2016		55,500	54,684
5.875% due 05/01/2013		52,475	53,984
6.375% due 03/25/2013		80,504	83,322
6.625% due 11/15/2013		64,926	67,523
6.750% due 09/01/2016		157,760	168,803
7.125% due 09/01/2018		17,358	18,660
Intesa Sanpaolo SpA
2.658% due 02/24/2014		345,200	344,617
5.500% due 12/19/2016	GBP	80	127
6.500% due 02/24/2021		$40,000	41,765
8.047% due 06/29/2049	EUR	35,700	52,029
8.375% due 10/29/2049		6,000	8,831
IPIC GMTN Ltd.
3.125% due 11/15/2015		$27,000	26,865
5.000% due 11/15/2020		47,500	47,263
iStar Financial, Inc.
5.150% due 03/01/2012		10,000	10,063
5.950% due 10/15/2013		10,000	9,450
Jackson National Life Funding LLC
0.545% due 08/08/2011		31,600	31,579
John Deere Capital Corp.
4.950% due 12/17/2012		85	90
5.100% due 01/15/2013		75	80
5.650% due 07/25/2011		9,000	9,027
7.000% due 03/15/2012		175	183
JPMorgan Chase & Co.
0.423% due 11/01/2012		3,500	3,499
0.905% due 02/26/2013		9,000	9,068

0.996% due 09/30/2013		10,600	10,679
1.074% due 01/24/2014		200,000	200,661
1.694% due 10/12/2015	EUR	14,000	19,332
1.776% due 09/26/2013		36,675	52,722
2.600% due 01/15/2016		$300	296
3.700% due 01/20/2015		3,800	3,953
4.250% due 10/15/2020		18,000	17,631
4.500% due 01/15/2012		4,000	4,084
4.750% due 05/01/2013		753	802
4.750% due 03/01/2015		300	321
4.875% due 03/15/2014		645	691
5.250% due 05/01/2015		700	756
5.375% due 10/01/2012		20,995	22,190
5.750% due 01/02/2013		40,135	42,791
6.000% due 01/15/2018		196,050	218,228
6.125% due 06/27/2017		35	39
6.300% due 04/23/2019		85,600	96,579
6.400% due 05/15/2038		260	294
6.625% due 03/15/2012		1,300	1,355
7.900% due 04/29/2049		100	108
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		600	610
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		73,765	69,142
5.375% due 09/28/2016	GBP	4,100	6,903
5.875% due 06/13/2016		$20	22
6.000% due 10/01/2017		315,700	351,086
JPMorgan Chase Capital XIII
1.196% due 09/30/2034		25	21
JPMorgan Chase Capital XV
5.875% due 03/15/2035		105	104
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		23,500	23,409
JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,171
JPMorgan Chase Capital XXI
1.223% due 01/15/2087		25,400	20,416
JPMorgan Chase Capital XXIII
1.261% due 05/15/2077		4,278	3,411
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	50,091
KBC Internationale Financieringsmaatschappij NV
5.000% due 03/16/2016	EUR	7,300	10,718
KeyBank N.A.
1.559% due 11/21/2011		59,800	86,368
7.413% due 10/15/2027		$91,450	104,161
KeyCorp
6.500% due 05/14/2013		100,000	108,844
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,218
Korea Exchange Bank
4.875% due 01/14/2016		6,300	6,649
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012		640,080	645,765
3.125% due 06/15/2018	EUR	50,000	72,045
4.000% due 01/27/2020		$138,940	146,967
4.125% due 10/15/2014		245	267
4.875% due 06/17/2019		23,600	26,713
Landwirtschaftliche Rentenbank
1.875% due 09/24/2012		125	127
4.875% due 11/16/2015		175	197
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	495	664
7.588% due 05/12/2020	GBP	41,400	61,295
7.625% due 10/14/2020	EUR	5,005	6,677
7.867% due 12/17/2019	GBP	18,500	27,539
7.869% due 08/25/2020		45,400	67,037
7.875% due 11/01/2020		$63,887	60,373
8.000% due 12/29/2049		63,970	57,893
8.500% due 12/29/2049		55,100	51,983
11.040% due 03/19/2020	GBP	18,553	32,084
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	12,000	15,140
7.625% due 12/09/2019	GBP	7,000	10,111
8.875% due 02/07/2020	EUR	5,000	7,214
9.125% due 07/15/2020	GBP	3,233	5,191
9.334% due 02/07/2020		33,334	52,964
15.000% due 12/21/2019	EUR	4,800	9,432
15.000% due 12/21/2019	GBP	9,100	19,571
LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	209,599
3.250% due 05/22/2014	EUR	1,200	1,789
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	2,180
1.690% due 06/05/2012 (a)		600,000	1,882
4.000% due 04/16/2019 (a)		$90	23
4.850% due 09/03/2013 (a)(q)	CAD	15,770	3,884
5.163% due 10/25/2011 (a)	EUR	500	176
5.625% due 01/24/2013 (a)		$152,570	41,194
5.750% due 01/03/2017 (a)		200	0
6.000% due 01/25/2013 (a)	GBP	10,650	4,401
6.200% due 09/26/2014 (a)		$49,670	13,473
6.625% due 01/18/2012 (a)		350	93
6.750% due 12/28/2017 (a)		20,000	30
6.875% due 05/02/2018 (a)		122,732	33,598
7.500% due 05/11/2038 (a)		85,000	128
7.875% due 05/08/2018 (a)	GBP	8,650	3,575
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,827
Lloyds TSB Bank PLC
2.624% due 01/24/2014		47,500	48,196
2.800% due 04/02/2012		7,000	7,125
4.375% due 01/12/2015		2,500	2,538
4.875% due 01/21/2016		183,400	187,683
5.800% due 01/13/2020		51,600	51,730
6.375% due 04/15/2014	GBP	300	515
6.750% due 10/24/2018		200	347
7.500% due 04/15/2024		300	513
12.000% due 12/29/2049		$1,195,450	1,300,979
Macquarie Bank Ltd.
2.600% due 01/20/2012		188,670	191,034
3.300% due 07/17/2014		188,400	200,205
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,789
5.750% due 09/15/2015		83,000	91,260
9.250% due 04/15/2019		16,500	21,164
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	215
MBNA Capital
1.073% due 02/01/2027		10,900	8,874
MBNA Corp.
6.125% due 03/01/2013		20,100	21,529
Mellon Funding Corp.
5.000% due 12/01/2014		100	110
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,558
Merrill Lynch & Co., Inc.
0.474% due 07/25/2011		6,100	6,101
0.482% due 06/05/2012		134,367	134,149
0.738% due 01/15/2015		30,900	29,563
1.004% due 02/21/2012	GBP	14,450	23,080
1.007% due 09/15/2026		$4,400	3,561
1.621% due 01/31/2014	EUR	40,100	56,865
1.730% due 05/30/2014		64,400	90,656
1.799% due 07/22/2014		35,000	49,452
2.019% due 09/14/2018		4,400	5,454
4.625% due 09/14/2018		2,000	2,709
4.875% due 05/30/2014		4,400	6,601
5.000% due 01/15/2015		$3,070	3,251
5.450% due 02/05/2013		32,029	33,984
5.450% due 07/15/2014		90	97
6.000% due 02/11/2013	EUR	5,000	7,552
6.050% due 08/15/2012		$650,762	685,176
6.150% due 04/25/2013		90,125	96,795
6.220% due 09/15/2026		115	116
6.400% due 08/28/2017		256,870	280,595
6.500% due 07/15/2018		16,250	17,301
6.750% due 05/21/2013	EUR	5,000	7,708
6.750% due 06/01/2028		$115	125
6.875% due 04/25/2018		799,645	885,518
6.875% due 11/15/2018		26,631	29,239
7.750% due 04/30/2018	GBP	3,850	6,936
7.750% due 05/14/2038		$425	473
MetLife Capital Trust IV
7.875% due 12/15/2067		10,400	10,917
MetLife Capital Trust X
9.250% due 04/08/2068		1,700	2,083
MetLife Institutional Funding II
1.201% due 04/04/2014		14,500	14,543
MetLife, Inc.
5.375% due 12/15/2012		255	270
6.125% due 12/01/2011		250	256
6.400% due 12/15/2066		70,810	69,394
Metropolitan Life Global Funding I
0.497% due 03/15/2012		600	600
2.000% due 09/14/2011	CHF	20,000	23,846
5.125% due 11/09/2011		$4,325	4,396
5.125% due 04/10/2013		42,300	45,020
5.250% due 01/09/2014	GBP	150	258
Monumental Global Funding Ltd.
5.500% due 04/22/2013		$52,400	56,193
Morgan Stanley
0.450% due 04/19/2012		50,500	50,502
0.590% due 01/09/2014		57,875	56,459
0.726% due 10/18/2016		102,400	94,390
0.758% due 10/15/2015		43,320	41,047
1.253% due 04/29/2013		30,000	29,962
1.711% due 04/13/2016	EUR	31,869	43,272
1.730% due 11/29/2013		6,600	9,333
1.752% due 01/16/2017		18,600	25,071
1.760% due 03/01/2013		118,600	170,098
1.785% due 05/02/2014		22,400	31,690
1.874% due 01/24/2014		$347,200	349,900
2.000% due 11/17/2011	CHF	20,000	23,835
2.761% due 05/14/2013		$288,250	296,113
3.450% due 11/02/2015		67,600	67,000
4.100% due 01/26/2015		173,000	177,821
4.200% due 11/20/2014		5	5
4.608% due 08/29/2018		458	453
4.680% due 05/01/2014		457	458
4.682% due 03/01/2016		340	344
4.750% due 04/01/2014		115	120
4.830% due 07/01/2014		280	287
5.125% due 11/30/2015	GBP	50	84
5.300% due 03/01/2013		$7,514	7,947
5.370% due 03/01/2013	AUD	1,200	1,265
5.375% due 10/15/2015		$4,500	4,813
5.492% due 08/08/2012	AUD	10,800	11,483
5.550% due 04/27/2017		$4,095	4,344
5.750% due 10/18/2016		17,600	18,705
5.950% due 12/28/2017		121,500	130,717

6.000% due 05/13/2014		20,295	22,112
6.000% due 04/28/2015		101,980	110,606
6.250% due 08/28/2017		33,700	36,470
6.250% due 08/09/2026		225	237
6.625% due 04/01/2018		34,900	38,479
7.300% due 05/13/2019		37,675	42,766
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,600	2,133
National Australia Bank Ltd.
0.436% due 06/19/2017		$75,200	73,880
1.010% due 04/11/2014		300	300
5.125% due 12/09/2021	GBP	100	162
5.350% due 06/12/2013		$186,330	199,910
6.750% due 06/26/2023	EUR	150	241
National Capital Trust II
5.486% due 12/29/2049		$27	26
National City Bank
0.597% due 12/15/2016		8,090	7,631
0.622% due 06/07/2017		10,000	9,383
4.625% due 05/01/2013		8,430	8,887
6.200% due 12/15/2011		30,600	31,353
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		280	292
10.375% due 11/01/2018		252	349
Nationwide Building Society
3.750% due 01/20/2015	EUR	350	501
4.650% due 02/25/2015		$88,000	91,171
5.625% due 09/09/2019	GBP	200	326
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,018
Nationwide Life Global Funding I
5.450% due 10/02/2012		6,900	7,205
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,568
New York Life Global Funding
4.650% due 05/09/2013		14,600	15,623
New York Life Insurance Co.
6.750% due 11/15/2039		50,000	57,149
NIBC Bank NV
2.800% due 12/02/2014		22,670	23,611
3.625% due 12/19/2011	EUR	100	146
NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,843
Nomura Europe Finance NV
1.524% due 10/25/2011	EUR	10,600	15,311
Nomura Holdings, Inc.
4.125% due 01/19/2016		$35	35
Nordea Bank AB
2.125% due 01/14/2014		69,800	70,312
Nordea Bank Finland PLC
6.250% due 07/29/2049	GBP	150	243
Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	40,274
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	13,186
Northern Trust Co.
4.600% due 02/01/2013		65	69
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		80,400	84,250
ORIX Corp.
5.480% due 11/22/2011		26,000	26,400
Pacific Life Funding LLC
1.832% due 02/05/2021	EUR	4,500	5,658
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	34,868
5.150% due 04/15/2013		$11,700	12,462
Pacific Life Insurance Co.
9.250% due 06/15/2039		165,585	218,364
Pacific LifeCorp
6.000% due 02/10/2020		76,900	82,550
PMI Group, Inc.
6.000% due 09/15/2016		9,500	5,463
PNC Bank N.A.
6.000% due 12/07/2017		500	562
PNC Funding Corp.
0.413% due 01/31/2012		9,000	9,008
5.250% due 11/15/2015		50	55
PNC Preferred Funding Trust III
8.700% due 03/29/2049		5,600	5,923
Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,147
Pricoa Global Funding I
0.373% due 01/30/2012		3,100	3,091
0.446% due 09/27/2013		2,000	1,977
5.300% due 09/27/2013		21,000	22,790
Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	24,914
2.375% due 01/24/2013		5,000	6,021
Principal Life Global Funding I
6.250% due 02/15/2012		$500	517
Principal Life Income Funding Trusts
5.100% due 04/15/2014		100	109
5.300% due 04/24/2013		149,000	160,278
5.550% due 04/27/2015		237,300	263,403
Progressive Corp.
6.700% due 06/15/2067		19,800	20,593
Prudential Financial, Inc.
4.630% due 06/10/2013		20,000	20,058
6.000% due 12/01/2017		500	562
6.100% due 06/15/2017		307	345
6.625% due 12/01/2037		8,300	8,840
Prudential Holdings LLC
1.122% due 12/18/2017		5,980	5,571
8.695% due 12/18/2023		4,205	5,107
Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,588
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000	1,028
5.000% due 07/21/2020		21,300	21,901
RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,690	1,259
RCI Banque S.A.
2.155% due 04/11/2014		200	201
Regions Bank
7.500% due 05/15/2018		141,786	148,393
Regions Financial Corp.
0.416% due 06/26/2012		35,170	34,192
6.375% due 05/15/2012		125	128
7.750% due 11/10/2014		60,470	64,094
Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000	39,622
Resona Bank Ltd.
5.850% due 09/29/2049		39,650	39,588
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		2,025	2,029
Royal Bank of Canada
3.770% due 03/30/2019	CAD	20,000	21,059
5.650% due 07/20/2011		$375	376
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		380,000	380,528
0.561% due 10/14/2016		34,400	30,575
0.986% due 09/29/2015		64,900	56,869
0.990% due 04/11/2016		53,126	47,779
1.174% due 04/23/2012		51,100	51,415
1.500% due 03/30/2012		94,280	95,140
2.009% due 03/30/2015 (q)	CAD	25,000	22,803
2.211% due 01/28/2016	EUR	10,400	13,349
2.625% due 05/11/2012		$51,265	52,244
2.678% due 08/23/2013		400	411
3.950% due 09/21/2015		180,200	181,144
4.875% due 08/25/2014		32,400	33,734
4.875% due 03/16/2015		104,943	108,964
4.875% due 01/20/2017	EUR	276	395
5.000% due 11/12/2013		$30,024	30,618
5.000% due 10/01/2014		9,346	9,229
5.000% due 05/17/2015		29,867	31,130
5.625% due 08/24/2020		45,400	45,470
5.760% due 10/27/2014	AUD	5,000	4,766
6.000% due 05/17/2017	GBP	6,744	11,311
6.125% due 01/11/2021		$15,000	15,394
6.200% due 03/29/2049	GBP	15,000	18,658
6.375% due 04/29/2014		100	172
6.625% due 09/17/2018		26,150	44,844
6.666% due 04/29/2049 (a)	CAD	800	660
6.934% due 04/09/2018	EUR	15,000	21,344
7.500% due 04/29/2024	GBP	150	257
7.640% due 03/29/2049 (a)		$1,600	1,252
7.648% due 08/29/2049		50,190	45,422
Royal Bank of Scotland NV
0.952% due 03/09/2015		35,000	32,092
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	31,183
7.125% due 01/14/2014		10,700	11,610
7.175% due 05/16/2013		1,300	1,404
7.750% due 05/29/2018		5,000	5,744
9.000% due 06/11/2014		4,000	4,585
Santander Issuances S.A. Unipersonal
5.750% due 01/31/2018	GBP	5,000	7,849
5.911% due 06/20/2016		$7,900	8,045
6.532% due 10/24/2017	GBP	100	159
7.300% due 07/27/2019		3,250	5,433
Santander U.S. Debt S.A. Unipersonal
2.991% due 10/07/2013		$1,300	1,297
Santander UK PLC
1.730% due 08/28/2017	EUR	67,000	90,075
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$9,382	9,414
Shinhan Bank
4.125% due 10/04/2016		55,000	56,044
Simon Property Group LP
5.100% due 06/15/2015		200	221
5.250% due 12/01/2016		6,700	7,365
5.750% due 12/01/2015		1,200	1,348
5.875% due 03/01/2017		8,000	9,066
SLM Corp.
0.504% due 10/25/2011		208,000	206,983
0.574% due 01/27/2014		101,618	96,426
1.670% due 11/15/2011	EUR	17,800	25,588
1.801% due 06/17/2013		12,500	17,539
2.620% due 10/25/2011	SEK	24,500	3,757
3.125% due 09/17/2012	EUR	19,113	27,451
4.000% due 07/25/2014		$5,000	4,929
4.162% due 03/15/2012		2,000	1,983
4.250% due 08/11/2014		3,343	3,319
4.800% due 02/13/2014	HKD	74,000	9,393
4.802% due 01/31/2014		$13,400	13,297
4.832% due 01/01/2014		7,701	7,651
4.832% due 09/15/2015		10,000	9,766
4.875% due 12/17/2012	GBP	23,200	37,056

4.982% due 11/01/2013		16,300	16,323
5.000% due 10/01/2013		108,335	112,704
5.000% due 04/15/2015		54,558	54,857
5.000% due 06/15/2018		10,000	9,473
5.050% due 11/14/2014		22,800	22,808
5.125% due 08/27/2012		39,010	40,034
5.140% due 06/15/2016		100,000	98,031
5.375% due 01/15/2013		64,770	66,580
5.375% due 05/15/2014		33,267	34,648
5.400% due 10/25/2011		29,270	29,563
5.625% due 08/01/2033		5,000	4,211
6.000% due 05/10/2012	AUD	10,000	10,479
6.200% due 06/15/2024		$10	9
6.250% due 01/25/2016		62,100	64,464
7.150% due 12/15/2020		120	118
8.000% due 03/25/2020		43,150	46,382
8.450% due 06/15/2018		129,250	141,987
SLM Corp. CPI Linked Bond
4.807% due 11/21/2013		3,670	3,674
Societe Generale S.A.
0.461% due 08/16/2016		80,000	76,930
1.326% due 04/11/2014		83,300	82,581
5.750% due 03/29/2049	GBP	150	232
5.922% due 04/29/2049		$1,800	1,558
7.756% due 05/29/2049	EUR	2,700	3,886
8.875% due 06/29/2049	GBP	200	321
9.375% due 09/29/2049	EUR	18,700	29,016
Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,762
Sovereign Bank
8.750% due 05/30/2018		10,000	11,383
Springleaf Finance Corp.
0.497% due 12/15/2011		121,395	119,847
0.540% due 08/17/2011		145,142	144,158
3.250% due 01/16/2013	EUR	63,555	87,496
4.125% due 11/29/2013		68,500	92,999
4.875% due 07/15/2012		$88,905	88,683
5.200% due 12/15/2011		12,000	12,051
5.375% due 10/01/2012		89,213	88,990
5.400% due 12/01/2015		40,159	36,946
5.500% due 12/15/2012		1,000	980
5.625% due 08/17/2011 (l)		99,715	99,790
5.850% due 06/01/2013		44,117	43,786
5.900% due 09/15/2012		68,230	68,571
6.900% due 12/15/2017		176,100	162,452
SSIF Nevada LP
0.981% due 04/14/2014		500	500
State Bank of India
4.500% due 07/27/2015		194,900	200,137
State Street Capital Trust III
5.237% due 01/29/2049		31,974	32,007
State Street Capital Trust IV
1.247% due 06/01/2077		69,700	56,799
Stone Street Trust
5.902% due 12/15/2015		5,200	5,453
Suffield Clo Ltd.
1.660% due 09/26/2014		1,550	1,505
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		50,300	50,701
Sun Life Financial Global Funding LP
0.457% due 07/06/2011		47,700	47,700
SunTrust Bank
0.368% due 05/21/2012		9,050	9,037
0.934% due 06/22/2012	GBP	5,000	7,889
1.604% due 12/20/2011	EUR	68,200	98,280
SunTrust Banks, Inc.
5.250% due 11/05/2012		$1,045	1,099
Svensk Exportkredit AB
4.875% due 09/29/2011		125	126
5.125% due 03/01/2017		75	85
Svenska Handelsbanken AB
1.248% due 09/14/2012		51,000	51,478
2.875% due 09/14/2012		170	174
Swedbank AB
2.800% due 02/10/2012		1,500	1,522
2.900% due 01/14/2013		5,000	5,175
3.125% due 03/04/2013	EUR	350	512
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$34,600	34,815
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		90,000	102,753
Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	161,505
5.375% due 11/23/2039		35,000	36,506
Toll Road Investors Partnership II LP
0.000% due 02/15/2045		873	132
Travelers Cos., Inc.
6.250% due 06/15/2037		125	134
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	75
6.375% due 03/15/2033		33	36
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		89,000	88,778
U.S. Bancorp
4.200% due 05/15/2014		500	539
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	10,950	15,709
6.375% due 08/01/2011		$3,000	3,013
UBS AG
1.273% due 01/28/2014		55,100	55,379
1.358% due 02/23/2012		255,600	257,262
2.250% due 08/12/2013		12,200	12,414
4.280% due 04/29/2049	EUR	200	262
4.875% due 08/04/2020		$1,300	1,316
5.250% due 06/21/2021	GBP	200	328
5.750% due 04/25/2018		$179,375	194,650
5.875% due 12/20/2017		188,525	206,963
6.375% due 07/20/2016	GBP	150	267
7.750% due 09/01/2026		$5,000	6,049
UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	25,418
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	4,067
USB Capital IX
3.500% due 10/29/2049		45,100	37,333
USB Realty Corp.
6.091% due 12/29/2049		40,200	35,276
Ventas Realty LP
6.500% due 06/01/2016		1,100	1,137
6.750% due 04/01/2017		190	200
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		81,000	82,823
6.800% due 11/22/2025		1,300	1,323
6.902% due 07/09/2020		51,400	54,952
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	17,031
Wachovia Bank N.A.
0.577% due 03/15/2016		26,700	25,398
0.653% due 11/03/2014		87,300	85,906
5.000% due 09/28/2011		16,700	16,887
5.398% due 05/25/2017	AUD	1,100	1,076
5.600% due 03/15/2016		$19,800	21,447
6.600% due 01/15/2038		10,127	11,138
Wachovia Capital Trust II
0.778% due 01/15/2027		25	22
Wachovia Capital Trust III
5.570% due 03/29/2049		162,615	149,403
Wachovia Corp.
0.404% due 04/23/2012		200	200
0.408% due 10/15/2011		75,925	75,970
0.463% due 08/01/2013		14,050	13,987
0.517% due 06/15/2017		1,875	1,757
0.613% due 10/28/2015		5,500	5,231
0.648% due 10/15/2016		68,570	65,871
1.570% due 02/13/2014	EUR	61,500	87,488
2.043% due 05/01/2013		$25,315	25,998
4.875% due 02/15/2014		21,280	22,645
5.228% due 05/25/2012	AUD	63,500	67,632
5.250% due 08/01/2014		$2,900	3,110
5.300% due 10/15/2011		49,495	50,155
5.500% due 05/01/2013		190,604	205,020
5.500% due 08/01/2035		85	81
5.625% due 10/15/2016		80,500	87,446
5.700% due 08/01/2013		19,650	21,355
5.750% due 06/15/2017		22,525	25,060
5.750% due 02/01/2018		415,010	459,318
Waha Aerospace BV
3.925% due 07/28/2020		4,750	4,821
WCI Finance LLC
5.700% due 10/01/2016		2,500	2,768
WEA Finance LLC
6.750% due 09/02/2019		5	6
Wells Fargo & Co.
0.473% due 10/28/2015		200	194
1.485% due 08/01/2011	EUR	22,800	33,035
1.720% due 03/23/2016		3,600	5,115
3.750% due 10/01/2014		$205	216
4.375% due 01/31/2013		26,740	28,071
4.875% due 11/29/2035	GBP	300	387
4.950% due 10/16/2013		$25	27
5.000% due 11/15/2014		100	108
5.125% due 09/01/2012		300	314
5.173% due 05/15/2013	AUD	20,000	21,086
5.250% due 10/23/2012		$16,650	17,571
5.300% due 08/26/2011		500	503
5.625% due 12/11/2017		4,940	5,461
Wells Fargo Bank N.A.
0.471% due 05/16/2016		1,500	1,399
1.569% due 09/19/2011	EUR	2,700	3,914
4.750% due 02/09/2015		$13,600	14,553
6.000% due 05/23/2013	EUR	11,500	17,733
Wells Fargo Capital X
5.950% due 12/01/2086		$31,000	30,482
Wells Fargo Capital XIII
7.700% due 12/29/2049		285,004	292,129
Wells Fargo Capital XV
9.750% due 09/29/2049		10,000	10,600
Westpac Banking Corp.
0.756% due 07/16/2014		300	302
3.000% due 08/04/2015		70	71
3.585% due 08/14/2014		15,600	16,620
4.875% due 11/19/2019		76	79
5.000% due 10/21/2019	GBP	250	406
Weyerhaeuser Co.
7.375% due 10/01/2019		$38,500	43,656
7.375% due 03/15/2032		44,414	46,343
8.500% due 01/15/2025		5,245	6,318
WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,158

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,288
XL Group PLC
5.250% due 09/15/2014		1,600	1,715
ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	148

			59,141,146

INDUSTRIALS 5.1%
Abbott Laboratories
5.125% due 04/01/2019		200	220
5.875% due 05/15/2016		140	163
AES El Salvador Trust
6.750% due 02/01/2016		105	107
Aetna, Inc.
6.000% due 06/15/2016		15,000	17,191
6.500% due 09/15/2018		12,000	14,020
Agilent Technologies, Inc.
6.500% due 11/01/2017		710	818
Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,449
5.720% due 02/23/2019		4,127	4,297
6.150% due 08/15/2020		155	164
6.750% due 07/15/2018		12,600	13,947
Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,221
ALROSA Finance S.A.
8.875% due 11/17/2014		1,500	1,718
Altria Group, Inc.
8.500% due 11/10/2013		2,750	3,188
9.250% due 08/06/2019		90,525	118,154
9.700% due 11/10/2018		98,978	130,185
9.950% due 11/10/2038		5,185	7,306
10.200% due 02/06/2039		28,000	40,277
America Movil S.A.B. de C.V.
3.750% due 06/28/2017	EUR	2,100	3,032
5.000% due 03/30/2020		$134,000	140,370
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		121,400	127,498
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		1,207	1,201
American Airlines Pass-Through Trust
10.375% due 01/02/2021		13,346	15,415
American Airlines, Inc.
10.500% due 10/15/2012		19,300	20,579
Amgen, Inc.
5.700% due 02/01/2019		28,126	31,885
5.850% due 06/01/2017		15,000	17,382
6.150% due 06/01/2018		4,500	5,219
6.375% due 06/01/2037		417	464
6.400% due 02/01/2039		25,015	27,983
6.900% due 06/01/2038		7,686	9,121
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (l)		1,800	1,861
6.375% due 09/15/2017		80	92
6.450% due 09/15/2036		135	141
6.950% due 06/15/2019		55	64
7.625% due 03/15/2014		500	574
Anheuser-Busch Cos., Inc.
4.700% due 04/15/2012		100	103
5.500% due 01/15/2018		9,100	10,147
7.500% due 03/15/2012		500	523
Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		61,200	61,466
5.375% due 11/15/2014		370	413
5.375% due 01/15/2020		195	215
6.875% due 11/15/2019		325	396
Apache Corp.
6.000% due 09/15/2013		30	33
7.950% due 04/15/2026		150	198
ArcelorMittal
7.000% due 10/15/2039		145	147
Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,022
Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,059
AstraZeneca PLC
5.400% due 09/15/2012		25	26
5.900% due 09/15/2017		69,200	80,702
Atlantic Richfield Co.
8.375% due 02/21/2012		7,700	8,012
8.500% due 04/01/2012		250	264
8.620% due 03/12/2012		11,000	11,491
AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,198
5.750% due 01/15/2015		700	781
5.875% due 10/15/2012		4,800	5,073
6.500% due 01/15/2014		40,000	44,827
6.950% due 06/15/2016		1,000	1,160
7.125% due 08/01/2018		30,000	35,234
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,926
Avon Products, Inc.
6.500% due 03/01/2019		28,300	32,437
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020		1,700	1,758
Baker Hughes, Inc.
6.500% due 11/15/2013		40	45
6.875% due 01/15/2029		100	121
Ball Corp.
5.750% due 05/15/2021		50	50
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039		255	259
Baxter International, Inc.
5.375% due 06/01/2018		10,000	11,293
Berry Petroleum Co.
10.250% due 06/01/2014		350	402
Berry Plastics Corp.
5.028% due 02/15/2015		1,100	1,092
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		220	235
5.125% due 03/29/2012		10,000	10,359
5.250% due 12/15/2015		82	93
5.400% due 03/29/2017		30	34
Biomet, Inc.
10.000% due 10/15/2017		925	1,013
10.375% due 10/15/2017 (e)		4,500	4,984
Black & Decker Corp.
5.750% due 11/15/2016		25,000	28,702
8.950% due 04/15/2014		41,900	49,598
BMW U.S. Capital LLC
0.981% due 10/14/2011		8,300	8,307
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		200	217
Boeing Co.
3.500% due 02/15/2015		115	122
8.750% due 08/15/2021		50	68
Boston Scientific Corp.
5.125% due 01/12/2017		21,805	23,060
5.450% due 06/15/2014		2,000	2,174
6.000% due 01/15/2020		500	542
6.400% due 06/15/2016		2,000	2,254
Bottling Group LLC
6.950% due 03/15/2014		70	80
Braskem Finance Ltd.
5.750% due 04/15/2021		74,600	75,443
7.250% due 06/05/2018		9,500	10,640
Brunswick Corp.
11.750% due 08/15/2013		18,000	21,195
Burlington Northern Santa Fe LLC
3.600% due 09/01/2020		18,000	17,435
7.290% due 06/01/2036		55	67
Campbell Soup Co.
4.500% due 02/15/2019		1,200	1,272
Canadian National Railway Co.
5.550% due 03/01/2019		100	113
Canadian Natural Resources Ltd.
4.900% due 12/01/2014		90	99
5.700% due 05/15/2017		590	672
6.250% due 03/15/2038		20,000	21,835
6.500% due 02/15/2037		25,000	27,915
6.700% due 07/15/2011		12,860	12,881
Cardinal Health, Inc.
5.800% due 10/15/2016		23,000	26,055
6.000% due 06/15/2017		10,600	11,978
Caterpillar, Inc.
5.700% due 08/15/2016		100	116
CBS Corp.
5.625% due 08/15/2012		15,000	15,682
CC Holdings GS V LLC
7.750% due 05/01/2017		1,500	1,631
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		200	229
Cemex Finance LLC
9.500% due 12/14/2016		102,000	105,952
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		25,000	25,562
Cenovus Energy, Inc.
4.500% due 09/15/2014		2,300	2,497
Centex Corp.
5.250% due 06/15/2015		4,500	4,612
5.700% due 05/15/2014		1,500	1,569
6.500% due 05/01/2016		19,120	20,076
Chart Industries, Inc.
9.125% due 10/15/2015		800	836
Charter Communications Operating LLC
8.000% due 04/30/2012		4,782	4,997
Chesapeake Energy Corp.
6.625% due 08/15/2020		39,530	41,803
7.625% due 07/15/2013		8,446	9,248
9.500% due 02/15/2015		3,685	4,293
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017		2,000	2,070
9.500% due 05/15/2016		15	16
Cisco Systems, Inc.
5.500% due 02/22/2016		100	114
CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014		17,900	18,526
CityCenter Holdings LLC
7.625% due 01/15/2016		19,900	20,646
CoBank ACB
7.875% due 04/16/2018		4,900	5,688
Codelco, Inc.
6.150% due 10/24/2036		23,200	25,297
7.500% due 01/15/2019		3,400	4,104
Colgate-Palmolive Co.
5.980% due 04/25/2012		150	157
Colorado Interstate Gas Co.
6.850% due 06/15/2037		250	275

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		5,697	6,382
Comcast Cable Communications LLC
7.125% due 06/15/2013		400	445
Comcast Corp.
4.950% due 06/15/2016		230	253
5.300% due 01/15/2014		250	274
5.650% due 06/15/2035		435	427
5.700% due 05/15/2018		335	374
5.700% due 07/01/2019		15	17
5.850% due 11/15/2015		825	936
5.900% due 03/15/2016		7,925	9,027
6.300% due 11/15/2017		390	452
6.450% due 03/15/2037		22,200	23,821
6.500% due 01/15/2015		250	286
6.500% due 01/15/2017		383	447
6.550% due 07/01/2039		120	130
7.050% due 03/15/2033		725	841
Commercial Metals Co.
6.500% due 07/15/2017		2,400	2,567
Community Health Systems, Inc.
8.875% due 07/15/2015		2,500	2,581
Computer Sciences Corp.
5.000% due 02/15/2013		5,000	5,257
5.500% due 03/15/2013		2,000	2,125
6.500% due 03/15/2018		31,745	34,027
ConAgra Foods, Inc.
6.750% due 09/15/2011		214	217
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		4,904	5,026
7.707% due 10/02/2022		2,482	2,677
9.000% due 07/08/2016		12,916	14,789
Continental Airlines, Inc.
6.750% due 09/15/2015		2,500	2,525
6.920% due 04/02/2013 (q)		3,527	3,515
Con-way, Inc.
7.250% due 01/15/2018		19,400	21,360
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		2,000	2,150
9.250% due 06/30/2020		11,000	11,825
Costco Wholesale Corp.
5.500% due 03/15/2017		100	116
Coventry Health Care, Inc.
6.125% due 01/15/2015		7,500	8,159
Cox Communications, Inc.
4.625% due 06/01/2013		6,000	6,373
5.450% due 12/15/2014		340	379
5.875% due 12/01/2016		350	396
6.450% due 12/01/2036		5,000	5,400
7.125% due 10/01/2012		35	38
8.375% due 03/01/2039		105	138
9.375% due 01/15/2019		175	233
CRH America, Inc.
8.125% due 07/15/2018		10,000	11,870
CSC Holdings LLC
6.750% due 04/15/2012		5,000	5,156
7.875% due 02/15/2018		125	137
8.500% due 04/15/2014		500	556
8.500% due 06/15/2015		750	814
CSN Islands XI Corp.
6.875% due 09/21/2019		25,600	28,064
CSN Resources S.A.
6.500% due 07/21/2020		27,000	28,822
CSX Corp.
5.600% due 05/01/2017		21,200	23,710
6.250% due 03/15/2018		5,852	6,758
CVS Pass-Through Trust
6.036% due 12/10/2028		27	28
6.943% due 01/10/2030		18,518	20,885
7.507% due 01/10/2032		104,001	123,575
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,122
6.000% due 10/01/2015		5,300	5,871
8.950% due 07/01/2017		7,000	8,734
Daimler Finance North America LLC
5.750% due 09/08/2011		98,720	99,621
6.500% due 11/15/2013		37,700	41,955
7.300% due 01/15/2012		39,620	41,005
Darden Restaurants, Inc.
6.200% due 10/15/2017		14,000	16,022
Delhaize America LLC
9.000% due 04/15/2031		80	105
Dell, Inc.
4.700% due 04/15/2013		116,200	123,825
5.650% due 04/15/2018		73,970	82,109
6.500% due 04/15/2038 (l)		95,000	105,166
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018		21,742	22,654
7.111% due 03/18/2013		10,000	10,112
7.750% due 06/17/2021		4,687	5,109
Deluxe Corp.
5.125% due 10/01/2014		6,200	6,246
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,537	5,689
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		100	109
5.750% due 03/23/2016		460	521
6.500% due 04/08/2022	GBP	15,400	27,406
6.750% due 08/20/2018		$32,190	38,017
8.750% due 06/15/2030		2,870	3,798
Devon Energy Corp.
5.625% due 01/15/2014		350	388
6.300% due 01/15/2019		655	771
Devon Financing Corp. ULC
6.875% due 09/30/2011		8,675	8,806
7.875% due 09/30/2031		2,000	2,587
Diageo Capital PLC
5.200% due 01/30/2013		60	64
5.500% due 09/30/2016		50	57
DirecTV Holdings LLC
4.600% due 02/15/2021		70	70
Discovery Communications LLC
5.050% due 06/01/2020		45	48
DISH DBS Corp.
6.375% due 10/01/2011		17,250	17,444
6.625% due 10/01/2014		12,000	12,660
7.000% due 10/01/2013		5,450	5,879
7.125% due 02/01/2016		26,550	28,143
7.750% due 05/31/2015		16,350	17,781
Dolphin Energy Ltd.
5.888% due 06/15/2019		1,060	1,150
Domtar Corp.
9.500% due 08/01/2016		30,670	37,724
Dow Chemical Co.
2.518% due 08/08/2011		900	902
4.850% due 08/15/2012		61,000	63,722
5.700% due 05/15/2018		535	593
5.900% due 02/15/2015		2,100	2,360
6.000% due 10/01/2012		3,440	3,648
6.850% due 08/15/2013		500	553
7.375% due 11/01/2029		45	55
7.600% due 05/15/2014		1,750	2,030
8.550% due 05/15/2019		50,790	65,554
9.400% due 05/15/2039		600	893
DR Horton, Inc.
5.250% due 02/15/2015		10,000	10,175
5.625% due 09/15/2014		3,000	3,128
5.625% due 01/15/2016		13,700	13,974
6.125% due 01/15/2014		5,000	5,300
6.500% due 04/15/2016		51,500	53,946
E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012		175	184
5.000% due 01/15/2013		100	106
5.250% due 12/15/2016		10,000	11,311
Eastman Kodak Co.
7.250% due 11/15/2013		80	76
Eaton Vance Corp.
6.500% due 10/02/2017		21,100	24,380
Ecopetrol S.A.
7.625% due 07/23/2019		79,515	95,617
El Paso Corp.
7.000% due 06/15/2017		1,950	2,215
7.250% due 06/01/2018		200	226
7.875% due 06/15/2012		14,100	14,911
9.625% due 05/15/2012		13,050	13,847
El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295	3,743
8.375% due 06/15/2032		13,895	17,637
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		50	56
Emerson Electric Co.
4.500% due 05/01/2013		95	101
Enbridge Energy Partners LP
5.875% due 12/15/2016		50	57
Enbridge, Inc.
4.900% due 03/01/2015		50	54
Encana Corp.
6.300% due 11/01/2011		10,420	10,615
6.500% due 05/15/2019		95	112
6.500% due 08/15/2034		100	106
6.625% due 08/15/2037		275	297
Energy Transfer Partners LP
5.650% due 08/01/2012		6,145	6,439
6.000% due 07/01/2013		1,435	1,551
6.125% due 02/15/2017		60	67
6.700% due 07/01/2018		1,000	1,128
7.500% due 07/01/2038		5,000	5,678
8.500% due 04/15/2014		200	233
9.000% due 04/15/2019		40	50
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		38,600	37,972
Enterprise Products Operating LLC
4.600% due 08/01/2012		6,000	6,232
5.600% due 10/15/2014		85	94
6.500% due 01/31/2019		25,000	28,665
7.625% due 02/15/2012		100	104
8.375% due 08/01/2066		2,000	2,167
EOG Resources, Inc.
1.023% due 02/03/2014		200	202
5.875% due 09/15/2017		30	34
Erac USA Finance LLC
5.800% due 10/15/2012		10,000	10,545
6.375% due 10/15/2017		1,900	2,186
Expedia, Inc.
8.500% due 07/01/2016		16,500	18,068
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,088

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		31,000	32,628
7.500% due 05/04/2020		21,106	23,086
First Data Corp.
8.250% due 01/15/2021		2,023	1,993
9.875% due 09/24/2015		453	468
12.625% due 01/15/2021		2,023	2,175
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		500	617
FMC Corp.
5.200% due 12/15/2019		15,000	16,042
Fortune Brands, Inc.
5.375% due 01/15/2016		33,600	36,429
8.625% due 11/15/2021		10,500	12,792
Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,767
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		7,345	8,034
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,818
GATX Corp.
4.750% due 10/01/2012		25,000	26,019
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		59,400	62,239
5.875% due 06/01/2015	EUR	20,000	30,888
6.212% due 11/22/2016		$41,800	45,248
6.510% due 03/07/2022		8,300	8,819
6.605% due 02/13/2018	EUR	500	793
7.288% due 08/16/2037		$48,160	52,729
7.343% due 04/11/2013		52,900	57,926
7.510% due 07/31/2013		35,000	38,762
8.146% due 04/11/2018		197,250	232,923
8.625% due 04/28/2034		192,520	241,131
9.250% due 04/23/2019		25,600	32,096
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		28,619	31,552
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		67,210	75,309
Genentech, Inc.
4.750% due 07/15/2015		100	110
General Electric Co.
5.250% due 12/06/2017		31,848	35,309
General Mills, Inc.
5.250% due 08/15/2013		15,000	16,303
6.000% due 02/15/2012		7,013	7,252
Georgia-Pacific LLC
5.400% due 11/01/2020		100	102
7.125% due 01/15/2017		18,800	19,833
7.700% due 06/15/2015		1,150	1,320
7.750% due 11/15/2029		700	808
8.000% due 01/15/2024		500	595
8.250% due 05/01/2016		5,000	5,669
9.500% due 12/01/2011		1,855	1,908
Gerdau Holdings, Inc.
7.000% due 01/20/2020		123,600	137,814
Gerdau Trade, Inc.
5.750% due 01/30/2021		85,200	87,010
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	109
4.850% due 05/15/2013		28,530	30,685
5.650% due 05/15/2018		100,245	114,448
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	4,382	6,323
Halliburton Co.
6.150% due 09/15/2019		$100	116
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		15,000	15,675
Hanson Ltd.
6.125% due 08/15/2016		73,000	77,380
Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,191
HCA, Inc.
6.250% due 02/15/2013		8,100	8,424
6.750% due 07/15/2013		9,000	9,427
7.250% due 09/15/2020		7,000	7,551
7.500% due 12/15/2023		3,000	2,842
8.360% due 04/15/2024		2,900	2,900
8.500% due 04/15/2019		8,100	8,991
9.250% due 11/15/2016		135,334	144,300
9.625% due 11/15/2016 (e)		138,590	147,772
9.875% due 02/15/2017		3,396	3,795
Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	16,680
Hewlett-Packard Co.
2.950% due 08/15/2012		35	36
6.500% due 07/01/2012		175	185
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,356
Historic TW, Inc.
9.125% due 01/15/2013		12,125	13,488
HJ Heinz Co.
5.350% due 07/15/2013		27,500	29,852
HJ Heinz Finance Co.
6.000% due 03/15/2012		27,000	28,028
Home Depot, Inc.
5.400% due 03/01/2016		3,000	3,354
Honeywell International, Inc.
5.300% due 03/01/2018		20	22
6.125% due 11/01/2011		575	586
Husky Energy, Inc.
6.250% due 06/15/2012		1,000	1,052
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		6,000	6,434
6.500% due 02/13/2013		8,000	8,610
7.625% due 04/09/2019		10,000	11,899
Hyundai Capital America
3.750% due 04/06/2016		20,000	20,073
Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		11,000	11,487
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,223
Indosat Palapa Co. BV
7.375% due 07/29/2020		15,000	16,725
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		445	468
Intergen NV
9.000% due 06/30/2017		1,062	1,128
International Business Machines Corp.
5.700% due 09/14/2017		27,958	32,529
7.625% due 10/15/2018		170	216
8.375% due 11/01/2019		100	133
International Paper Co.
5.300% due 04/01/2015		200	219
JC Penney Corp., Inc.
9.000% due 08/01/2012		4,900	5,292
Johnson & Johnson
6.950% due 09/01/2029		100	127
Jones Group, Inc.
5.125% due 11/15/2014 (l)		44,170	44,722
KazMunayGas National Co.
7.000% due 05/05/2020		50,000	55,320
KB Home
5.750% due 02/01/2014		10,000	9,800
5.875% due 01/15/2015		29,140	27,829
6.250% due 06/15/2015		17,355	16,661
Kellogg Co.
5.125% due 12/03/2012		300	318
Kerr-McGee Corp.
6.875% due 09/15/2011		10,000	10,119
6.950% due 07/01/2024		3,825	4,365
KeySpan Corp.
4.650% due 04/01/2013		6,900	7,267
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	22
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	228
5.125% due 11/15/2014		100	110
5.625% due 02/15/2015		100	112
5.950% due 02/15/2018		29,370	32,752
6.500% due 09/01/2039		10,145	10,569
6.950% due 01/15/2038		28,465	31,014
7.125% due 03/15/2012		165	172
7.400% due 03/15/2031		220	251
Kohl’s Corp.
6.250% due 12/15/2017		40,500	47,546
Kraft Foods, Inc.
5.250% due 10/01/2013		150	163
5.625% due 11/01/2011		6,262	6,363
6.125% due 02/01/2018		154,485	177,881
6.125% due 08/23/2018		15,000	17,218
6.500% due 08/11/2017		510	600
6.875% due 02/01/2038		57,500	66,740
Kroger Co.
3.900% due 10/01/2015		250	265
5.000% due 04/15/2013		500	533
L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,499
Lender Processing Services, Inc.
8.125% due 07/01/2016		500	490
Lennar Corp.
5.500% due 09/01/2014		29,500	29,721
5.600% due 05/31/2015		44,986	44,424
5.950% due 10/17/2011		18,000	18,225
5.950% due 03/01/2013		15,800	16,234
6.500% due 04/15/2016		4,000	4,000
Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,897
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	313
Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,721
6.125% due 12/01/2012		12,040	12,612
6.900% due 07/15/2017		102,465	110,278
8.500% due 06/15/2019		17,000	19,465
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,644
Loews Corp.
5.250% due 03/15/2016		37,500	40,884
Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	158
5.500% due 10/15/2035		50	51
Lukoil International Finance BV
6.125% due 11/09/2020		600	620
Lyondell Chemical Co.
8.000% due 11/01/2017		33,860	37,754

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		79,830	82,049
5.875% due 01/15/2013		21,364	22,838
5.900% due 12/01/2016		15,000	16,905
8.000% due 07/15/2012		12,125	12,916
8.125% due 07/15/2015		51,610	61,480
Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	68,035
Marathon Oil Corp.
6.000% due 10/01/2017		$40,500	46,559
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,396
Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,464
6.375% due 06/15/2017		14,400	16,544
Masco Corp.
4.800% due 06/15/2015		9,000	8,947
5.850% due 03/15/2017		12,020	11,968
5.875% due 07/15/2012		59,000	61,043
6.125% due 10/03/2016		15,200	15,624
7.125% due 08/15/2013		10,000	10,731
Maytag Corp.
5.000% due 05/15/2015		10,000	10,610
McDonald’s Corp.
5.000% due 02/01/2019		200	222
5.300% due 03/15/2017		125	143
McKesson Corp.
5.700% due 03/01/2017		11,600	13,157
7.500% due 02/15/2019		8,000	9,837
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,715
7.000% due 12/01/2012		10,000	10,724
MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,386
Meccanica Holdings USA
6.250% due 01/15/2040		10,600	9,631
MGM Resorts International
9.000% due 03/15/2020		6,000	6,600
10.375% due 05/15/2014		5,650	6,441
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	5,269
6.700% due 09/15/2019		55	62
Motorola Solutions, Inc.
5.375% due 11/15/2012		9,100	9,587
6.000% due 11/15/2017		400	455
8.000% due 11/01/2011		9,175	9,378
Nabors Industries, Inc.
6.150% due 02/15/2018		49,800	55,103
Nakilat, Inc.
6.067% due 12/31/2033		3,700	3,839
New York Times Co.
5.000% due 03/15/2015		26,930	27,438
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,280
Newfield Exploration Co.
6.625% due 04/15/2016		600	622
Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,208
News America, Inc.
5.300% due 12/15/2014		500	558
6.650% due 11/15/2037		60	65
6.900% due 03/01/2019		70	82
8.450% due 08/01/2034		20	25
Noble Group Ltd.
4.875% due 08/05/2015		49,000	51,450
6.750% due 01/29/2020		96,100	101,283
8.500% due 05/30/2013		9,000	10,035
Nokia OYJ
5.375% due 05/15/2019		115	111
6.625% due 05/15/2039		115	108
Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,748
Norfolk Southern Corp.
5.750% due 04/01/2018		800	906
Northwest Airlines Pass-Through Trust
1.010% due 11/20/2015		1,930	1,834
7.041% due 10/01/2023		11,011	11,616
7.150% due 04/01/2021		1,571	1,563
Northwest Pipeline GP
7.000% due 06/15/2016		113	135
Novartis Capital Corp.
4.125% due 02/10/2014		2,969	3,201
4.400% due 04/24/2020		45,000	47,581
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	79
Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	78,660
NXP BV
4.077% due 10/15/2013	EUR	7,370	10,661
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$75,900	80,454
Office Depot, Inc.
6.250% due 08/15/2013		73,035	75,226
ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,514
6.850% due 10/15/2037		31,800	35,512
OPTI Canada, Inc.
8.250% due 12/15/2014		700	294
Oracle Corp.
4.950% due 04/15/2013		15,030	16,129
5.000% due 07/08/2019		100	109
5.750% due 04/15/2018		19,335	22,148
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	901
Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,687
Pactiv Corp.
8.125% due 06/15/2017		9,800	9,751
Peabody Energy Corp.
6.500% due 09/15/2020		13,300	14,364
Pearson Dollar Finance PLC
5.500% due 05/06/2013		27,800	29,761
5.700% due 06/01/2014		5,000	5,508
6.250% due 05/06/2018		28,000	31,533
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,830
5.750% due 03/01/2018		$16,900	18,606
6.250% due 08/05/2013	EUR	1,200	1,858
6.375% due 08/05/2016		1,300	2,055
7.500% due 12/18/2013	GBP	2,260	3,986
PepsiCo, Inc.
7.000% due 03/01/2029		$100	125
7.900% due 11/01/2018		150	193
Petrobras International Finance Co.
3.875% due 01/27/2016		190,000	194,342
5.750% due 01/20/2020		132,400	141,814
6.750% due 01/27/2041		50,000	53,606
6.875% due 01/20/2040		50,000	53,488
7.875% due 03/15/2019		74,020	89,954
8.375% due 12/10/2018		5,025	6,215
Petroleos Mexicanos
4.875% due 03/15/2015		700	761
5.500% due 01/09/2017	EUR	3,200	4,900
5.500% due 01/21/2021		$21,200	22,334
8.000% due 05/03/2019		22,800	28,226
Petronas Capital Ltd.
7.875% due 05/22/2022		160	205
Pfizer, Inc.
4.450% due 03/15/2012		250	257
4.650% due 03/01/2018		150	162
6.200% due 03/15/2019		100	117
Pharmacia Corp.
6.750% due 12/15/2027		5,000	5,908
PHH Corp.
9.250% due 03/01/2016		2,500	2,747
Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	67,386
5.650% due 05/16/2018		26,700	30,050
Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	29,514
Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	16,002
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,934
6.125% due 01/15/2017		25	28
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014		500	550
PPG Industries, Inc.
6.650% due 03/15/2018		23,500	27,632
Praxair, Inc.
6.375% due 04/01/2012		200	209
President and Fellows of Harvard College
6.000% due 01/15/2019		34,800	40,601
Pride International, Inc.
6.875% due 08/15/2020		18,500	21,548
7.875% due 08/15/2040		6,100	7,605
Princeton University
4.950% due 03/01/2019		6,800	7,546
Pulte Group, Inc.
5.250% due 01/15/2014		35,000	35,875
6.250% due 02/15/2013		10,000	10,450
7.625% due 10/15/2017		2,500	2,600
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,119
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,166
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,000	6,548
Rexam PLC
6.750% due 06/01/2013		16,500	17,934
Reynolds American, Inc.
6.750% due 06/15/2017		11,200	12,940
7.250% due 06/01/2012		46,540	49,171
7.250% due 06/01/2013		94,600	104,613
7.250% due 06/15/2037		1,100	1,189
7.625% due 06/01/2016		12,850	15,422
7.750% due 06/01/2018		8,100	9,712
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		12,000	11,970
9.000% due 04/15/2019		1,500	1,489
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,627
Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018		175	205
7.125% due 07/15/2028		60	73
8.950% due 05/01/2014		65	78
9.000% due 05/01/2019		110	146

Roche Holdings, Inc.
6.000% due 03/01/2019	99,778	115,075
7.000% due 03/01/2039	89,173	108,586
Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	8,236
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	822
Rogers Communications, Inc.
6.375% due 03/01/2014	310	348
6.800% due 08/15/2018	100	118
7.500% due 03/15/2015	75	89
Rohm and Haas Co.
6.000% due 09/15/2017	140,190	159,515
7.850% due 07/15/2029	4,700	5,786
RPM International, Inc.
6.500% due 02/15/2018	26,800	29,444
RR Donnelley & Sons Co.
4.950% due 04/01/2014	800	814
5.625% due 01/15/2012	40,078	40,843
6.125% due 01/15/2017	8,705	8,515
8.600% due 08/15/2016	25,000	27,189
Ryder System, Inc.
6.000% due 03/01/2013	18,690	20,027
Ryland Group, Inc.
5.375% due 01/15/2015	9,000	9,112
6.625% due 05/01/2020	10,000	9,500
8.400% due 05/15/2017	28,000	30,590
RZD Capital Ltd.
5.739% due 04/03/2017	19,810	21,122
SABMiller PLC
5.500% due 08/15/2013	38,300	41,498
6.500% due 07/01/2016	1,900	2,199
Sanmina-SCI Corp.
8.125% due 03/01/2016	300	313
SBA Tower Trust
5.101% due 04/15/2017	2,200	2,293
SCA Finans AB
4.500% due 07/15/2015	5,250	5,518
Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045	39,533
Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,726
Shell International Finance BV
4.300% due 09/22/2019	500	526
Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,687
Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	1,200	1,236
5.750% due 10/17/2016	21,100	24,383
6.125% due 08/17/2026	10,800	12,247
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	100	96
Snap-On, Inc.
6.125% due 09/01/2021	67,000	76,242
Sonat, Inc.
7.625% due 07/15/2011	25,510	25,557
Southern Co.
5.300% due 01/15/2012	300	308
Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,705
8.000% due 03/01/2032	500	629
Southwest Airlines Co.
5.125% due 03/01/2017	4,500	4,824
Southwestern Energy Co.
7.500% due 02/01/2018	500	571
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	26,106
5.668% due 08/15/2014	35	39
6.200% due 04/15/2018	8,400	9,534
Staples, Inc.
9.750% due 01/15/2014	18,000	21,436
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	37,564
7.875% due 05/01/2012	35,500	37,097
7.875% due 10/15/2014	43,700	50,146
STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	10,650
Steel Dynamics, Inc.
7.375% due 11/01/2012	800	848
Suncor Energy, Inc.
6.100% due 06/01/2018	3,900	4,439
6.850% due 06/01/2039	1,600	1,813
SunGard Data Systems, Inc.
10.250% due 08/15/2015	9,000	9,337
Target Corp.
5.125% due 01/15/2013	2,000	2,130
5.375% due 05/01/2017	40	46
5.875% due 03/01/2012	245	254
6.000% due 01/15/2018	200	231
7.000% due 01/15/2038	77,500	93,080
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,707
TCI Communications, Inc.
8.750% due 08/01/2015	5	6
Teck Resources Ltd.
4.500% due 01/15/2021	100	101
9.750% due 05/15/2014	5,571	6,746
Telefonica Emisiones S.A.U.
0.603% due 02/04/2013	100	99
5.855% due 02/04/2013	114	121
5.877% due 07/15/2019	20	21
6.221% due 07/03/2017	200	221
6.421% due 06/20/2016	196	219
7.045% due 06/20/2036	75	80
Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,557
6.625% due 01/15/2018	15,430	17,062
7.875% due 05/01/2012	5,500	5,790
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	10,275	11,881
Tesco PLC
5.500% due 11/15/2017	500	566
Time Warner Cable, Inc.
5.400% due 07/02/2012	9,469	9,900
5.850% due 05/01/2017	60	68
6.200% due 07/01/2013	4,858	5,330
6.550% due 05/01/2037	215	229
6.750% due 07/01/2018	155	180
7.500% due 04/01/2014	100	115
8.250% due 02/14/2014	80	93
8.250% due 04/01/2019	675	843
8.750% due 02/14/2019	175	223
Time Warner, Inc.
5.875% due 11/15/2016	2,035	2,328
6.100% due 07/15/2040	1,800	1,836
6.500% due 11/15/2036	20,000	21,391
6.875% due 05/01/2012	390	410
7.625% due 04/15/2031	970	1,167
7.700% due 05/01/2032	115	139
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,280
5.950% due 09/15/2013 (l)	10,000	10,446
6.750% due 11/01/2019	10,000	10,357
8.910% due 10/15/2017	77,650	91,067
Total Capital S.A.
4.450% due 06/24/2020	72,100	75,342
TransCanada Pipelines Ltd.
3.800% due 10/01/2020	100	99
4.000% due 06/15/2013	20	21
6.500% due 08/15/2018	400	471
7.125% due 01/15/2019	35,124	43,087
7.250% due 08/15/2038	110	133
7.625% due 01/15/2039	39,682	49,297
Transocean, Inc.
4.950% due 11/15/2015	224,000	242,446
5.250% due 03/15/2013	15	16
6.000% due 03/15/2018	3,000	3,324
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,106
6.550% due 10/01/2017	9,800	11,555
Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	20,988
10.500% due 03/01/2014	43,500	51,874
UAL Equipment Trust AB
10.850% due 02/19/2015 (a)	1,937	944
UAL Pass-Through Trust
9.200% due 03/29/2049 (a)	1,654	926
10.020% due 03/22/2014 (a)	6,338	2,709
10.125% due 03/22/2015 (a)	8,726	3,578
10.400% due 05/01/2018	49,683	56,326
Union Pacific Corp.
4.163% due 07/15/2022	13,636	13,517
5.450% due 01/31/2013	6,390	6,837
6.125% due 02/15/2020	40,000	46,554
Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	127	133
United Airlines, Inc.
8.030% due 01/01/2013 (a)	1,874	1,873
United Technologies Corp.
5.375% due 12/15/2017	20	23
6.100% due 05/15/2012	150	157
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	47,068
4.875% due 04/01/2013	175	186
6.000% due 02/15/2018	60,600	68,759
6.875% due 02/15/2038	7,500	8,604
Universal Corp.
5.000% due 09/01/2011	10,000	10,047
6.250% due 12/01/2014	33,000	36,282
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	19,242
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	1,500	1,545
9.500% due 01/21/2020	9,900	10,816
UST LLC
5.750% due 03/01/2018	52,665	56,728
Vale Overseas Ltd.
4.625% due 09/15/2020	23,750	23,723
6.250% due 01/23/2017	39,835	45,139
6.875% due 11/21/2036	39,878	43,399
6.875% due 11/10/2039	81,800	89,308
8.250% due 01/17/2034	2,565	3,151
Valero Energy Corp.
6.625% due 06/15/2037	25	26
9.375% due 03/15/2019	15,000	19,177

Viacom, Inc.
4.375% due 09/15/2014	15	16
6.875% due 04/30/2036	145	162
Videotron Ltee
6.875% due 01/15/2014	500	508
9.125% due 04/15/2018	1,850	2,074
Vivendi S.A.
5.750% due 04/04/2013	145,000	155,442
6.625% due 04/04/2018	181,500	205,502
Walgreen Co.
5.250% due 01/15/2019	20	22
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,506
4.550% due 05/01/2013	100	107
5.375% due 04/05/2017	2,716	3,098
5.800% due 02/15/2018	48,900	56,411
Walt Disney Co.
6.000% due 07/17/2017	70	82
6.375% due 03/01/2012	40	42
Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,323
6.100% due 03/15/2018	1,800	2,043
7.125% due 12/15/2017	1,800	2,136
7.375% due 03/11/2019	12,000	14,591
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	10,685
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	52,788
Westvaco Corp.
7.950% due 02/15/2031	22,000	23,851
Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,921
6.500% due 06/15/2016	5,000	5,673
7.750% due 07/15/2016	11,000	13,006
8.000% due 05/01/2012	600	634
Williams Cos., Inc.
7.875% due 09/01/2021	140	174
Windstream Corp.
8.125% due 08/01/2013	5,000	5,450
8.625% due 08/01/2016	3,300	3,453
WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,000	5,011
3.050% due 06/28/2013	6,250	6,391
WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,081
WPP Finance UK
5.875% due 06/15/2014	2,400	2,637
Wyeth
5.500% due 03/15/2013	10,000	10,791
5.500% due 02/01/2014	225	250
5.500% due 02/15/2016	850	969
7.250% due 03/01/2023	250	317
Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,365
Xerox Corp.
5.500% due 05/15/2012	250	260
6.750% due 02/01/2017	250	292
6.875% due 08/15/2011	100	101
Xstrata Canada Corp.
6.000% due 10/15/2015	110	123
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,447
5.800% due 11/15/2016	1,265	1,418
Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,296

		12,393,692

UTILITIES 1.8%
AES Corp.
7.375% due 07/01/2021	41,450	42,124
7.750% due 03/01/2014	2,515	2,729
8.000% due 10/15/2017	4,500	4,792
9.750% due 04/15/2016	825	940
AES Red Oak LLC
8.540% due 11/30/2019	6,888	7,129
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,698
6.103% due 06/27/2012	28,025	29,235
7.700% due 08/07/2013	31,300	34,760
8.700% due 08/07/2018	94,600	116,594
Alabama Power Co.
5.500% due 10/15/2017	250	286
Alltel Corp.
7.000% due 07/01/2012	10,759	11,415
Ameren Energy Generating Co.
7.950% due 06/01/2032	4,085	3,966
Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	2,840	2,978
AT&T Corp.
7.300% due 11/15/2011	2,715	2,781
8.000% due 11/15/2031	350	464
AT&T Mobility LLC
6.500% due 12/15/2011	330	338
AT&T, Inc.
4.850% due 02/15/2014	5,000	5,433
4.950% due 01/15/2013	177,040	187,708
5.100% due 09/15/2014	1,510	1,660
5.350% due 09/01/2040	739	703
5.500% due 02/01/2018	195,300	218,017
5.600% due 05/15/2018	25	28
5.625% due 06/15/2016	25	28
5.800% due 02/15/2019	435	491
6.300% due 01/15/2038	123,240	130,940
6.400% due 05/15/2038	180	194
6.450% due 06/15/2034	100	107
6.500% due 09/01/2037	309,500	337,389
6.550% due 02/15/2039	50	55
6.700% due 11/15/2013	100	112
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	33
BellSouth Corp.
4.463% due 04/26/2021	600	618
5.200% due 09/15/2014	27,800	30,640
6.550% due 06/15/2034	20,000	21,585
BP Capital Markets PLC
1.550% due 08/11/2011	50,000	50,053
2.375% due 12/14/2011	2,730	2,753
3.125% due 03/10/2012	20,400	20,757
3.625% due 05/08/2014	180	189
4.742% due 03/11/2021	50	52
5.250% due 11/07/2013	820	889
British Telecommunications PLC
5.150% due 01/15/2013	450	477
Calpine Construction Finance Co. LP
8.000% due 06/01/2016	18,000	19,530
Carolina Power & Light Co.
5.125% due 09/15/2013	50	54
6.500% due 07/15/2012	275	291
CenterPoint Energy, Inc.
5.950% due 02/01/2017	7,800	8,737
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	35,700	40,609
7.750% due 11/30/2015	1,300	1,518
CenturyLink, Inc.
6.000% due 04/01/2017	12,800	13,364
6.150% due 09/15/2019	4,000	4,027
7.600% due 09/15/2039	8,900	8,585
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	9,848
Columbus Southern Power Co.
6.050% due 05/01/2018	30	34
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	113
5.850% due 04/01/2018	105,540	121,176
6.750% due 04/01/2038	35,000	41,674
7.125% due 12/01/2018	335	413
Consolidated Natural Gas Co.
6.250% due 11/01/2011	15,880	16,168
Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,194
Dominion Resources, Inc.
5.000% due 03/15/2013	250	267
5.150% due 07/15/2015	100	111
5.200% due 01/15/2016	15,300	16,883
5.250% due 08/01/2033	70	77
5.700% due 09/17/2012	100	106
6.400% due 06/15/2018	22,010	25,557
7.000% due 06/15/2038	25	30
8.875% due 01/15/2019	105	136
Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	15,554
5.625% due 11/30/2012	5,100	5,432
5.750% due 11/15/2013	300	333
Duke Energy Corp.
6.300% due 02/01/2014	367	410
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	143
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	15,600	15,489
E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,252
EDF S.A.
4.600% due 01/27/2020	95,900	99,729
5.500% due 01/26/2014	168,600	185,329
5.600% due 01/27/2040	38,000	38,302
6.500% due 01/26/2019	170,190	199,120
6.950% due 01/26/2039	164,850	193,465
El Paso Performance-Linked Trust
7.750% due 07/15/2011	108,335	108,536
Embarq Corp.
6.738% due 06/01/2013	300	325
7.082% due 06/01/2016	97,169	108,078
7.995% due 06/01/2036	300	308
Enel Finance International NV
5.125% due 10/07/2019	235	238
5.700% due 01/15/2013	300	316
6.250% due 09/15/2017	2,400	2,651
6.800% due 09/15/2037	1,700	1,670
Entergy Corp.
3.625% due 09/15/2015	200	203
FirstEnergy Corp.
6.450% due 11/15/2011	807	822
7.375% due 11/15/2031	95	108
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	120
Florida Power Corp.
5.100% due 12/01/2015	500	563
5.650% due 06/15/2018	70	80

France Telecom S.A.
2.125% due 09/16/2015		10,000	9,989
4.375% due 07/08/2014		26,400	28,601
8.500% due 03/01/2031		490	661
Frontier Communications Corp.
6.250% due 01/15/2013		10,000	10,488
8.250% due 05/01/2014		1,000	1,104
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	104,545
10.500% due 03/25/2014		100,200	119,759
GTE Corp.
6.940% due 04/15/2028		50	58
Gulf Power Co.
5.300% due 12/01/2016		40	45
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		150	148
Indiana Michigan Power Co.
5.650% due 12/01/2015		425	475
Integrys Energy Group, Inc.
6.110% due 12/01/2066		375	371
Jersey Central Power & Light Co.
7.350% due 02/01/2019		52	63
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		23,000	24,064
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		1,900	1,995
6.500% due 09/01/2012		4,250	4,473
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,486
6.250% due 06/17/2014		5,700	6,270
KT Corp.
4.875% due 07/15/2015		100	107
Majapahit Holding BV
7.250% due 10/17/2011		15,000	15,300
7.250% due 06/28/2017		9,100	10,379
7.750% due 01/20/2020		10,400	12,220
8.000% due 08/07/2019		4,600	5,462
MidAmerican Energy Co.
4.650% due 10/01/2014		100	110
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018		65	73
6.125% due 04/01/2036		44,790	48,392
Midwest Generation LLC
8.560% due 01/02/2016		1,199	1,229
Monongahela Power Co.
7.950% due 12/15/2013		13,000	14,741
National Grid PLC
6.300% due 08/01/2016		4,500	5,172
Nevada Power Co.
6.750% due 07/01/2037		500	588
7.125% due 03/15/2019		165	197
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		10,505	11,140
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	2,102
7.875% due 12/15/2015		8,000	9,572
NGPL PipeCo LLC
6.514% due 12/15/2012		201,330	211,761
7.119% due 12/15/2017		58,640	65,742
7.768% due 12/15/2037		5,250	5,669
Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	21,074
NRG Energy, Inc.
7.375% due 01/15/2017		14,800	15,540
8.500% due 06/15/2019		20	21
NSG Holdings LLC
7.750% due 12/15/2025		800	788
NV Energy, Inc.
6.750% due 08/15/2017		10	10
Ohio Edison Co.
5.450% due 05/01/2015		350	383
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018		109	128
Pacific Gas & Electric Co.
5.625% due 11/30/2017		500	568
5.800% due 03/01/2037		525	541
8.250% due 10/15/2018		495	636
PacifiCorp
5.500% due 01/15/2019		75	84
Peco Energy Co.
5.950% due 10/01/2036		50	54
Penn Virginia Corp.
10.375% due 06/15/2016		400	445
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	218
PG&E Corp.
5.750% due 04/01/2014		100	110
PPL Capital Funding, Inc.
6.700% due 03/30/2067		2,008	1,995
PPL Energy Supply LLC
5.700% due 10/15/2035		5,000	5,391
6.300% due 07/15/2013		10,000	10,895
6.400% due 11/01/2011		11,000	11,203
Progress Energy, Inc.
7.050% due 03/15/2019		17,550	21,073
7.750% due 03/01/2031		520	653
PSEG Power LLC
5.000% due 04/01/2014		10,425	11,188
5.320% due 09/15/2016		2,305	2,542
5.500% due 12/01/2015		8,000	8,835
6.950% due 06/01/2012		272	287
Public Service Co. of Colorado
3.200% due 11/15/2020		6	6
Public Service Electric & Gas Co.
6.330% due 11/01/2013		25	28
Puget Sound Energy, Inc.
5.757% due 10/01/2039		50	52
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,100	11,128
4.750% due 02/16/2021		46,100	45,178
5.000% due 10/19/2025		29,600	27,454
Qwest Corp.
3.497% due 06/15/2013		50,820	52,218
6.500% due 06/01/2017		300	327
7.500% due 10/01/2014		1,700	1,915
7.625% due 06/15/2015		2,450	2,781
8.375% due 05/01/2016		10,250	12,146
8.875% due 03/15/2012		52,375	55,256
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		61,984	66,323
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		2,500	2,739
5.832% due 09/30/2016		11,515	12,580
5.838% due 09/30/2027		45,300	45,785
6.332% due 09/30/2027		7,000	7,385
6.750% due 09/30/2019		11,400	13,165
Sempra Energy
9.800% due 02/15/2019		15,000	20,140
Southern California Edison Co.
5.500% due 08/15/2018		40	46
5.750% due 03/15/2014		500	560
Southern California Gas Co.
4.800% due 10/01/2012		50	53
Sprint Capital Corp.
8.375% due 03/15/2012		20,750	21,684
Sprint Nextel Corp.
6.000% due 12/01/2016		4,750	4,768
Telecom Italia Capital S.A.
0.886% due 07/18/2011		4,825	4,825
4.950% due 09/30/2014		30	31
5.250% due 11/15/2013		144	151
5.250% due 10/01/2015		35	36
6.000% due 09/30/2034		122	104
6.999% due 06/04/2018		15,030	16,453
Tenaska Alabama Partners LP
7.000% due 06/30/2021		77	81
TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	40,727
6.625% due 03/20/2017		17,000	18,489
7.250% due 02/02/2020		4,100	4,551
7.500% due 03/13/2013		73,100	79,579
7.500% due 07/18/2016		26,800	30,404
7.875% due 03/13/2018		11,600	13,369
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,098
1.500% due 05/30/2014		293,000	2,808
1.850% due 07/28/2014		223,000	2,137
4.100% due 05/29/2015		184,000	1,856
4.500% due 03/24/2014	EUR	40,200	49,114
Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	19,665
5.500% due 04/01/2017		1,735	1,950
5.550% due 02/15/2016		2,000	2,254
5.850% due 09/15/2035		615	635
6.100% due 04/15/2018		65,115	74,686
6.900% due 04/15/2038		14,955	17,212
8.750% due 11/01/2018		1,664	2,167
Verizon Global Funding Corp.
6.875% due 06/15/2012		150	159
7.375% due 09/01/2012		445	479
7.750% due 12/01/2030		9,570	11,993
Verizon New Jersey, Inc.
5.875% due 01/17/2012		865	889
Verizon New York, Inc.
7.375% due 04/01/2032		200	231
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	527
Verizon Wireless Capital LLC
5.250% due 02/01/2012		33,400	34,281
5.550% due 02/01/2014		1,262	1,391
8.500% due 11/15/2018		340	442
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		5,000	5,694
Virgin Media Finance PLC
9.500% due 08/15/2016		1,525	1,731
Virginia Electric and Power Co.
5.400% due 04/30/2018		7,230	8,107
5.950% due 09/15/2017		15	17
Vodafone Group PLC
0.534% due 02/27/2012		40,000	40,047
4.150% due 06/10/2014		160	172
5.450% due 06/10/2019		425	473
5.625% due 02/27/2017		353	396
5.750% due 03/15/2016		545	616
6.150% due 02/27/2037		105	113
Wisconsin Electric Power Co.
6.000% due 04/01/2014		25	28

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	15,112

		4,367,455

Total Corporate Bonds & Notes (Cost $70,522,658)		75,902,293

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	4,460
Boston Properties LP
2.875% due 02/15/2037	18,600	18,740
ProLogis LP
2.250% due 04/01/2037	10,500	10,513
U.S. Bancorp
0.000% due 09/20/2036	85	84

		33,797

INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	44,723
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,075
Transocean, Inc.
1.500% due 12/15/2037	128,200	128,433

		174,231

Total Convertible Bonds & Notes (Cost $196,053)		208,028

MUNICIPAL BONDS & NOTES 3.7%
ALABAMA 0.0%
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,203

ARIZONA 0.0%
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	4,748
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.377% due 01/01/2032	4,815	5,682
19.726% due 01/01/2031	3,700	5,075
Arizona State Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series 2005
8.730% due 01/01/2032	500	504
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	961
5.500% due 07/01/2037	5,000	4,072
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	10,391

		31,433

ARKANSAS 0.0%
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,069

CALIFORNIA 1.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,600	1,656
Alameda County, California Oakland Unified School District General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	5,000	5,511
Alameda County, California Unified School District General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	1,624
0.000% due 08/01/2025	3,000	1,288
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,497
Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	112
Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	340
Brea, California Redevelopment Agency Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	451
Burbank, California Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	25,257
California State ABC Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,010
California State Bay Area Governments Association Revenue Bonds, (AGM Insured), Series 1994
6.000% due 12/15/2014	5	5
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	108,757
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	84,500	91,094
6.918% due 04/01/2040	38,840	42,350
7.043% due 04/01/2050	143,700	157,484
California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	6,748
California State Ceres Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	785
0.000% due 08/01/2028	2,825	890
0.000% due 08/01/2029	2,940	851
California State East Side Union High School District General Obligation Bonds, (SGI Insured), Series 2005
0.000% due 08/01/2021	1,985	1,131
0.000% due 08/01/2022	1,490	792
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,240
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	86,800	98,258
7.550% due 04/01/2039	118,237	135,424
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	198,965	229,480
7.625% due 03/01/2040	100	115
7.700% due 11/01/2030	11,100	12,051
7.950% due 03/01/2036	11,800	12,868
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
5.300% due 09/01/2011	5	5
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	398
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	79,738
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	164
5.950% due 04/01/2016	3,200	3,563
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	68,200	70,040
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	92
4.000% due 10/01/2017	100	108
California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,501
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	781
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	465
California State Northern Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	51,000	53,082
California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	43,477
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	64,417
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	12,802
7.021% due 08/01/2040	14,900	14,989
California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	652
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,824
6.000% due 06/01/2035	10,000	7,945
6.125% due 06/01/2038	2,000	1,564
6.125% due 06/01/2043	2,000	1,545

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	10,145	1,094
5.450% due 06/01/2028	15,000	12,520
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,500	16,070
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,405
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,933
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,089
5.250% due 07/01/2042	1,250	931
5.500% due 11/01/2038	2,750	2,133
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	16,000	17,509
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	16,022
Chino Valley, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	300	147
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,935	1,575
Clovis, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,000	1,028
0.000% due 08/01/2025	3,535	1,536
0.000% due 08/01/2027	2,500	936
Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305	1,314
Contra Costa, California Community College District General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	36,297
Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,264
Dixon, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 1998
4.850% due 09/02/2012	70	70
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	419
0.000% due 10/01/2032	1,265	297
Escondido, California Union School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	1,000	392
Eureka, California Union School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	2,440	901
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,139
0.000% due 01/15/2034	5,000	1,041
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	18,208
5.000% due 06/01/2038	45,000	40,032
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000	4,510
5.000% due 06/01/2033	25,700	18,949
5.125% due 06/01/2047	37,000	24,374
5.750% due 06/01/2047	67,100	49,110
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	19,135
Irvine, California Unified School District Special Tax Notes, Series 2011
4.381% due 09/01/2015 (d)	400	398
4.931% due 09/01/2016 (d)	500	496
5.395% due 09/01/2017 (d)	1,000	991
5.845% due 09/01/2018 (d)	750	744
6.328% due 09/01/2019 (d)	500	494
6.578% due 09/01/2020 (d)	1,000	987
Jurupa, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	682
Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	901
Long Beach, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2035	9,800	1,987
Long Beach, California Unified School District General Obligation Notes, Series 2011
5.914% due 08/01/2025	10,500	10,849
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	60,700	61,116
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	52,565	56,232
7.618% due 08/01/2040	2,100	2,257
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	32,375	36,069
6.750% due 08/01/2049	120,755	137,672
Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	12,654
Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	28,511
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	59,900
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	39,690	39,896
6.603% due 07/01/2050	73,400	81,818
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	49,711
Los Angeles, California Department of Water & Power Revenue Notes, (AGM Insured), Series 2005
18.408% due 07/01/2013	12,500	12,678
Los Angeles, California Harbor Department Revenue Bonds, Series 1988
7.600% due 10/01/2018	10	12
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	203
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	71,023
5.755% due 07/01/2029	2,500	2,522
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	69,300	78,499
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	71,775
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	35,467
5.813% due 06/01/2040	27,000	25,887
Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	446
Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	871
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	4,934
Montebello, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2024	1,485	660
Montebello, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	660
0.000% due 08/01/2025	2,830	1,145
0.000% due 08/01/2027	2,775	958
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,739
Newark, California Unified School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	3,245	1,295
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	9,800
Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,643
Novato, California General Obligation Bonds, (NPFGC Insured), Series 1993
5.000% due 08/01/2011	100	100
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	100	115
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	28,103

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	409
0.000% due 12/01/2031	1,230	400
0.000% due 12/01/2032	1,225	374
Paramount, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 09/01/2023	1,750	880
Placer County, California Union High School District General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2033	10,150	2,320
Riverside, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	21,171
7.200% due 08/01/2039	35,000	36,813
Riverside, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	118
Rocklin, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,326
0.000% due 08/01/2024	5,000	2,356
0.000% due 08/01/2025	4,000	1,746
0.000% due 08/01/2026	4,000	1,620
0.000% due 08/01/2027	4,500	1,695
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	10,081
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	50	50
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,600	4,372
Salinas, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	451
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	37,122
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	53,185
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	6,844
7.750% due 09/01/2040	6,000	5,714
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	50,335	39,254
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	10,265
San Francisco, California City & County Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	9,200
5.600% due 10/01/2030	9,520	9,541
5.820% due 10/01/2040	19,315	19,079
San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 1999
0.000% due 08/01/2023	1,770	895
San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2025	10,895	4,710
0.000% due 08/01/2026	12,215	4,896
San Mateo, California Union High School District General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	16,113
Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,101
Santa Ana, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,038
0.000% due 08/01/2028	3,520	1,260
0.000% due 08/01/2030	2,500	767
0.000% due 08/01/2031	3,780	1,061
0.000% due 08/01/2032	3,770	963
Santa Barbara, California Secondary High School District General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	5,894
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,017
Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	818
0.000% due 08/01/2027	3,550	1,351
Shasta, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	465
Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	145	148
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	14,696
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	9,635
6.538% due 07/01/2039	40,000	41,145
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	40,500	43,835
Southern California State Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	4,827
Southern California State Public Power Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.250% due 07/01/2011	65	65
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	25,094
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,360
0.000% due 08/01/2024	2,705	1,308
0.000% due 05/01/2027	2,000	789
Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	862
Stockton, California Public Financing Authority Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,032
Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,590	2,201
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	18,599
6.583% due 05/15/2049	2,000	2,105
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	37,000	38,201
6.548% due 05/15/2048	55,700	58,465
University of California Regents Medical Center Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	108
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,822
5.946% due 05/15/2045	36,000	34,816
6.296% due 05/15/2050	34,000	32,647
Victor, California Elementary School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	544
0.000% due 08/01/2026	2,410	1,015
Vista, California Unified School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	408
West Contra Costa, California Unified School District General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	20,115	21,811
Yorba Linda, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	35	35
Yuba City, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	902

		3,257,901

COLORADO 0.0%
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	736
Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	3,482
0.000% due 09/01/2037	15,000	2,203
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	803
Colorado State Metro Wastewater Reclamation District Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,252

		12,476

CONNECTICUT 0.0%
Naugatuck, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	161

DISTRICT OF COLUMBIA 0.1%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	104,600	103,456

FLORIDA 0.1%
Austin Trust Various States General Obligation Bonds, Series 2008
8.720% due 06/01/2032	14,375	15,004
Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	15,502
6.206% due 10/01/2030	15,000	15,268
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,569
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
20.203% due 12/01/2026	2,755	4,664
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	4,065
Seminole County, Florida Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	35,449

		92,521

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	116,134	109,603

ILLINOIS 0.5%
Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.845% due 01/01/2038	2,000	2,054
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	40,000	11,644
0.000% due 12/01/2031	4,500	1,221
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	8,954
0.000% due 12/01/2031	22,000	5,981
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	10,608
7.517% due 01/01/2040	49,400	54,244
Chicago, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	5,870
0.000% due 01/01/2038	29,145	4,883
0.000% due 01/01/2039	32,670	5,103
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
8.884% due 01/01/2014	12,465	10,903
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,599	1,590
6.750% due 12/01/2032	3,454	3,377
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	1,350	1,347
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	61,200	60,155
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	61,855
6.899% due 12/01/2040	399,640	426,100
Chicago, Illinois Water Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	21,681
Chicago, Illinois Water Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	8,743
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,892
7.000% due 01/01/2028	2,740	2,370
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	924
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,172
5.750% due 05/15/2031	2,000	1,813
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 (a)	1,000	380
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	52,500	52,013
6.725% due 04/01/2035	71,900	71,927
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	13,815	11,767
Illinois State General Obligation Notes, (BABs), Series 2010
4.790% due 04/01/2016	16,800	17,257
5.090% due 04/01/2017	25,300	25,840
5.297% due 04/01/2018	27,000	27,436
5.547% due 04/01/2019	9,900	9,990
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	402
3.321% due 01/01/2013	6,200	6,321
4.071% due 01/01/2014	113,300	117,370
4.421% due 01/01/2015	103,300	105,987
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.785% due 06/01/2026	2,315	3,308
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	18,832
0.000% due 12/15/2032	55,000	14,729
0.000% due 12/15/2033	50,000	12,321
0.000% due 06/15/2038	2,460	435
Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	36,918
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	19,602
6.184% due 01/01/2034	10,800	11,188
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	537

		1,281,044

INDIANA 0.0%
Evansville, Indiana Redevelopment Authority Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	7,841
Indiana State Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	680
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	38,000	39,507
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,510
5.750% due 09/01/2042	2,000	1,658

		52,196

IOWA 0.0%
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,699
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	24,207
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,136
6.500% due 06/01/2023	43,835	40,941

		79,983

KANSAS 0.0%
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	365

LOUISIANA 0.1%
East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	81,638
Louisiana State Revenue Bonds, (BABs), Series 2009
2.691% due 05/01/2043	2,600	2,638
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	18,649

		102,925

MASSACHUSETTS 0.0%
Massachusetts State School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	36,122
Massachusetts State Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
9.390% due 08/01/2032	250	256
Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	30,100	34,802

		71,180

MICHIGAN 0.0%
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	755	572
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	108	95

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	630
5.000% due 09/01/2036	1,500	1,008
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,420	1,229
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	315	229
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	52,160

		55,923

MINNESOTA 0.0%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,039
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	74

		1,113

MISSISSIPPI 0.0%
Mississippi State Development Bank Special Obligation Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	10,490

MISSOURI 0.0%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,441
Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	356

		1,797

NEBRASKA 0.0%
Nebraska State Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	579
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	45,400	46,835

		47,414

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	140,800	153,623
Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	102,919
7.100% due 06/01/2039	33,000	34,041
Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	14,529
5.700% due 03/01/2040	10,885	10,378

		315,490

NEW JERSEY 0.2%
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	506
New Jersey State Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2020	65,775	40,921
0.000% due 02/15/2021	3,000	1,730
0.000% due 02/15/2026	2,710	1,069
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,895	1,872
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	125,300	125,187
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,616
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	10,000	10,474
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	11,189
5.000% due 06/01/2041	32,755	22,410
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	26,061
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	10,000	2,842
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	1,755	2,120
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	138,000	160,599

		408,596

NEW YORK 0.5%
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,558
Austin Trust Various States Revenue Bonds, Series 2007
9.239% due 06/15/2038	69,000	71,621
Austin Trust Various States Revenue Bonds, Series 2008
12.665% due 11/01/2027	5,000	5,579
13.424% due 11/01/2027	5,000	5,964
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,162
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,232
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.985% due 12/01/2036	7,310	7,729
6.435% due 12/01/2035	4,900	5,094
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	45,000	47,578
6.246% due 06/01/2035	450	470
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	217
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	114,280	114,275
5.790% due 06/15/2041	57,000	57,155
5.882% due 06/15/2044	32,900	34,897
6.124% due 06/15/2042	75,000	76,203
6.282% due 06/15/2042	33,400	34,409
6.491% due 06/15/2042	18,000	18,858
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	100	105
5.508% due 08/01/2037	70,000	70,802
5.572% due 11/01/2038	60,100	61,516
5.808% due 08/01/2030	20,000	20,434
5.932% due 11/01/2036	22,900	24,317
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	25,000	25,916
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2035	50,000	51,689
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	6,533
New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,115	13,283
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	25,000	24,802
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	50,712
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 10/01/2041	25,100	26,280
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.288% due 09/15/2029	13,810	16,750
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.468% due 07/15/2012	6,820	7,829
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,020	1,251
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	41,583
6.089% due 11/15/2040	40,000	42,124
6.548% due 11/15/2031	27,525	29,803
6.648% due 11/15/2039	80,000	84,894
7.134% due 11/15/2030	3,700	3,931
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	440
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	79,900	80,753
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	17,073
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	56,479
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	922

		1,245,222

NORTH CAROLINA 0.0%
Austin Trust Various States Certificates of Participation Bonds, (AGM Insured), Series 2008
13.404% due 05/01/2026	4,880	5,842
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	759
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,307
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	38,623

		46,531

NORTH DAKOTA 0.0%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,020

OHIO 0.3%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,015
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	86,000	87,546
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	50,000	47,482
8.084% due 02/15/2050	209,410	260,638
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,261
5.875% due 06/01/2030	13,800	10,954
5.875% due 06/01/2047	386,500	282,319
6.500% due 06/01/2047	16,900	13,431
Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	170	176
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	62
Princeton, Ohio City School District General Obligations Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	19,395
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,352

		738,631

OREGON 0.0%
Oregon State Department of Administrative Services Certificate of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	16,631
6.180% due 05/01/2035	18,170	18,589

		35,220

PENNSYLVANIA 0.1%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	835
5.375% due 11/15/2040	50,800	42,711
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	449
Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	32,000	32,358
Pennsylvania State Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	1,100	1,140
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	7,100	7,370
Pennsylvania State Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	944
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	6,891
6.765% due 06/01/2040	25,000	24,745
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	297

		117,740

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	4,692
0.000% due 08/01/2054	77,000	4,077
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	977

		9,746

RHODE ISLAND 0.0%
Rhode Island State Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	160
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,009

		7,169

SOUTH CAROLINA 0.0%
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	371

SOUTH DAKOTA 0.0%
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,464

TENNESSEE 0.0%
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,112
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	625	47

		1,159

TEXAS 0.2%
Austin Trust Various States Revenue Bonds, Series 2008
8.723% due 08/15/2030	6,595	7,048
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	30,475
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2006
8.954% due 02/15/2014	6,500	6,950
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	529
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	154
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	150,000	157,452
North Texas State Higher Education Authority Revenue Bonds, Series 2011
1.466% due 04/01/2040	14,500	14,536
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	82
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	50,500	54,442
North Texas State Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	25,000	26,268
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	10,666
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	700	742
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	19,625	20,572
Texas State General Obligation Bonds, (BABs), Series 2010
4.681% due 04/01/2040	100	93
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
16.278% due 02/15/2032	4,690	5,983
19.173% due 02/15/2028	5,565	7,488
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF/GTD Insured), Series 2008
13.790% due 02/15/2012	3,985	4,230
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	81,550	83,605
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,754
0.000% due 08/15/2025	19,990	8,741
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,087
Willacy County, Texas Local Government Corp. Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,340	5,745

		457,642

UTAH 0.0%
Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	558
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,055

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	203
Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	480	525
Utah State Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	686
Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	3,784

		6,811

VIRGINIA 0.0%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,602

WASHINGTON 0.0%
Spokane County, Washington Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	8,573
Washington State Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,046
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,059
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,251
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,274
Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	12,785
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,199

		38,187

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	164,855	122,260

WISCONSIN 0.0%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	815
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,953

		2,768

Total Municipal Bonds & Notes (Cost $8,504,407)		8,880,882

U.S. GOVERNMENT AGENCIES 23.0%
Bolivia Government AID Bond
0.375% due 02/01/2019	3,754	3,638
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	24	22
0.000% due 10/09/2019	13,300	9,322
0.246% due 07/25/2037	739	729
0.286% due 01/25/2021	199	198
0.306% due 03/25/2034	213	211
0.316% due 03/25/2036	6,660	6,189
0.336% due 08/25/2034	194	187
0.386% due 05/25/2035 - 10/27/2037	101,165	100,533
0.426% due 06/25/2032	35	35
0.436% due 03/25/2035 - 05/25/2037	352	353
0.486% due 12/25/2028 - 02/25/2032	59	59
0.496% due 04/25/2037	165,733	165,752
0.500% due 08/09/2013	500,000	499,520
0.506% due 06/25/2037	38	38
0.536% due 07/25/2021 - 03/25/2044	18,246	18,224
0.546% due 03/25/2037	295	295
0.586% due 04/18/2028 - 11/25/2036	14,671	14,692
0.596% due 09/25/2035	37,194	37,173
0.631% due 02/25/2037	46,393	46,394
0.636% due 10/18/2030 - 09/25/2037	13,730	13,730
0.669% due 08/25/2021 - 03/25/2022	22	22
0.686% due 03/25/2017 - 04/25/2038	130,834	131,722
0.736% due 12/18/2031	289	292
0.766% due 08/25/2037	24,825	24,976
0.786% due 05/25/2030	304	305
0.816% due 05/25/2040	3,551	3,574
0.819% due 11/25/2013 - 08/25/2022	49	50
0.836% due 05/25/2030	304	305
0.869% due 10/25/2023 - 03/25/2024	1,974	1,992
0.886% due 10/25/2037 - 06/25/2040	84,343	85,324
0.906% due 06/25/2037	6,731	6,796
0.916% due 06/25/2040	29,083	29,442
0.936% due 03/25/2038 - 06/25/2040	62,282	63,139
1.006% due 12/25/2039	4,875	4,940
1.019% due 01/25/2022	28	28
1.049% due 01/25/2022	72	73
1.069% due 12/25/2021	32	32
1.086% due 04/25/2032	42	42
1.119% due 04/25/2021	1	1
1.219% due 04/25/2023	218	220
1.381% due 04/01/2027	34	35
1.495% due 07/01/2042 - 10/01/2044	41,604	41,860
1.496% due 12/01/2044	4,679	4,680
1.545% due 09/01/2041	46	46
1.584% due 01/01/2021	14	14
1.695% due 10/01/2030 - 10/01/2040	3,090	3,144
1.730% due 06/01/2035	1,568	1,582
1.820% due 04/01/2027	39	41
1.860% due 09/01/2022	97	98
1.875% due 02/01/2020	8	9
1.895% due 09/01/2035	122	126
1.910% due 06/01/2030	42	43
1.920% due 11/01/2023	17	17
1.942% due 02/01/2022	108	109
1.971% due 05/01/2023	128	129
2.019% due 01/01/2020	401	416
2.022% due 02/01/2034	57	60
2.038% due 12/01/2020	352	364
2.050% due 03/01/2034	7,210	7,554
2.056% due 10/01/2034	1,811	1,898
2.082% due 02/01/2035	3,243	3,380
2.093% due 03/01/2019	546	565
2.102% due 01/01/2035	8,406	8,733
2.113% due 12/01/2034	195	203
2.119% due 02/01/2035	475	491
2.122% due 01/01/2035	11,860	12,312
2.132% due 11/01/2023	16	16
2.138% due 12/01/2034	82	85
2.140% due 12/01/2034	217	226
2.155% due 01/01/2035	185	192
2.170% due 01/01/2035	8,475	8,787
2.184% due 08/01/2025	795	829
2.213% due 11/01/2034	1,855	1,930
2.215% due 05/01/2035	227	235
2.235% due 05/01/2024	12	12
2.254% due 11/01/2035	3,592	3,703
2.263% due 05/01/2034	468	488
2.275% due 06/01/2021	332	346
2.282% due 10/01/2024	40	41
2.284% due 06/01/2015	92	93
2.296% due 06/01/2023	80	83
2.315% due 12/01/2023	169	176
2.322% due 12/01/2034	1,250	1,310
2.335% due 02/01/2035	2,892	3,038
2.341% due 12/01/2033	377	395
2.345% due 04/01/2027	3	3
2.348% due 10/01/2034	1,612	1,682
2.355% due 09/01/2023	125	130
2.358% due 03/01/2033	170	178
2.360% due 03/01/2035	1,138	1,196
2.362% due 07/01/2024	252	253
2.366% due 11/01/2035	14,841	15,505
2.368% due 06/01/2035	1,703	1,783
2.374% due 04/01/2033	69	72
2.375% due 04/01/2017 - 02/01/2035	3,177	3,334
2.379% due 03/01/2025	569	594
2.398% due 11/01/2025	120	126
2.409% due 11/01/2025 - 12/01/2034	215	226
2.410% due 02/01/2035 - 11/01/2035	3,521	3,693
2.412% due 05/01/2033 - 12/01/2033	790	825
2.416% due 01/01/2026	129	136
2.423% due 08/01/2027	1,149	1,205
2.424% due 05/01/2025	148	156
2.425% due 03/01/2035 - 01/01/2036	825	866
2.430% due 05/01/2024	71	72
2.436% due 11/01/2035	3,100	3,242
2.439% due 11/01/2034	2,496	2,595
2.440% due 11/01/2023	130	137
2.441% due 11/01/2025	425	447
2.442% due 06/01/2034	20	21
2.450% due 12/01/2023 - 08/01/2032	176	181
2.462% due 06/01/2025	62	66
2.468% due 10/01/2024	85	90
2.469% due 10/01/2034	334	349
2.470% due 05/01/2035	12,631	13,247
2.472% due 11/01/2034	54	57

2.475% due 05/01/2022	8	8
2.485% due 08/01/2026	97	102
2.487% due 12/01/2035	16	17
2.488% due 05/01/2030	12	13
2.489% due 12/01/2022	22	24
2.497% due 06/01/2030	77	78
2.501% due 05/01/2035	21,992	23,126
2.505% due 11/01/2032 - 07/01/2033	100	105
2.508% due 09/01/2033	137	143
2.509% due 02/01/2027	245	258
2.510% due 01/01/2036	513	541
2.515% due 09/01/2029	4	4
2.527% due 04/01/2027	44	47
2.531% due 06/01/2035	6,408	6,702
2.533% due 12/01/2034	37	39
2.534% due 05/25/2035	21,295	22,175
2.537% due 08/01/2033	25	26
2.541% due 04/01/2024	219	221
2.546% due 11/01/2025	24	24
2.547% due 05/01/2035	3,726	3,919
2.550% due 02/01/2035	59	62
2.559% due 12/01/2025	265	280
2.560% due 02/01/2036	273	288
2.562% due 07/01/2035	139	146
2.565% due 11/01/2025	64	64
2.578% due 06/01/2025	312	329
2.580% due 09/01/2024	122	122
2.585% due 03/01/2026	48	51
2.589% due 02/01/2028	42	44
2.594% due 12/01/2033	1,077	1,132
2.595% due 07/01/2026	10	10
2.596% due 09/01/2035	1,757	1,835
2.597% due 05/01/2026	40	43
2.612% due 03/01/2036	350	370
2.623% due 09/01/2034	1,101	1,138
2.625% due 08/01/2023 - 02/01/2024	100	103
2.629% due 03/01/2034 - 06/01/2035	17,072	17,770
2.650% due 07/01/2034	21	22
2.653% due 12/01/2023	51	53
2.654% due 09/01/2035	7,022	7,250
2.659% due 04/01/2034	257	270
2.669% due 10/01/2023	19	19
2.671% due 11/01/2035	11,008	11,582
2.680% due 11/01/2034	4,021	4,240
2.685% due 06/01/2035	139	143
2.694% due 08/01/2035	1,140	1,200
2.695% due 09/01/2035	54	57
2.700% due 10/01/2027	40	42
2.702% due 10/01/2020	15	15
2.707% due 09/01/2017	419	427
2.710% due 11/01/2023	14	14
2.718% due 10/01/2034	3,122	3,283
2.720% due 07/01/2026 - 07/01/2035	2,583	2,679
2.728% due 06/01/2033	99	103
2.729% due 09/01/2034	14,800	15,463
2.733% due 09/01/2024	85	86
2.734% due 03/01/2033	116	117
2.739% due 11/01/2035	783	824
2.745% due 12/01/2024	12	12
2.748% due 07/01/2017	570	579
2.757% due 07/01/2034	3,493	3,590
2.758% due 12/01/2030	13	14
2.782% due 12/01/2027	251	264
2.783% due 10/01/2026	10	10
2.788% due 07/01/2035	67	71
2.792% due 08/01/2035	731	769
2.800% due 08/01/2031 - 08/01/2035	6,664	7,000
2.810% due 11/01/2034	1,651	1,735
2.819% due 06/01/2035	1,156	1,219
2.839% due 09/01/2035	5,808	6,105
2.847% due 04/01/2026	14	14
2.850% due 12/01/2026	11	12
2.853% due 08/01/2035	292	302
2.879% due 09/01/2035	1,524	1,598
2.902% due 07/01/2035	1,598	1,656
2.907% due 05/01/2030	11	12
2.916% due 07/01/2035	2,385	2,494
2.917% due 11/01/2031	174	174
2.936% due 09/01/2014 - 08/01/2035	56	58
2.945% due 08/01/2035	2,679	2,783
2.948% due 05/01/2014	35	36
2.950% due 07/01/2035	1,650	1,737
2.975% due 06/01/2019	2	2
2.981% due 09/01/2035	205	214
3.000% due 10/01/2024 - 11/01/2027	217,048	215,355
3.007% due 07/01/2021	22	23
3.028% due 02/01/2033	1	2
3.070% due 11/01/2024	1,333	1,365
3.130% due 07/01/2019	65	66
3.136% due 11/01/2019	96	97
3.156% due 08/01/2027	750	791
3.200% due 10/01/2020	26	26
3.220% due 07/01/2019	9	9
3.242% due 02/01/2021	43	43
3.250% due 01/01/2018	60	62
3.399% due 09/01/2019	493	502
3.412% due 05/01/2036	1,163	1,225
3.430% due 12/01/2018	4	4
3.500% due 07/01/2026 - 06/01/2041	4,735,463	4,542,817
3.552% due 02/01/2028	416	428
3.625% due 08/01/2024	86	89
3.750% due 01/01/2020	8	8
3.781% due 10/01/2019	101	106
3.820% due 06/01/2023	17	18
3.930% due 06/01/2022	29	29
3.980% due 08/01/2021	45,500	44,776
4.000% due 03/01/2013 - 06/01/2041	6,851,982	6,885,818
4.082% due 03/01/2023	162	164
4.125% due 07/01/2024	110	116
4.200% due 05/01/2021	3	3
4.239% due 08/01/2027	77	81
4.274% due 04/01/2038	25	27
4.289% due 05/01/2023	220	227
4.292% due 12/01/2017	545	573
4.333% due 10/01/2027	150	158
4.353% due 09/01/2028	206	214
4.375% due 03/01/2023	73	77
4.432% due 02/01/2028	26	27
4.500% due 12/01/2012 - 07/01/2041	20,738,450	21,491,468
4.537% due 09/01/2021	6	7
4.558% due 12/01/2036	740	774
4.565% due 09/01/2021	10	11
4.606% due 08/01/2022	753	758
4.680% due 12/01/2012	345	357
4.733% due 04/01/2018	129	135
4.750% due 03/01/2035	209	212
4.764% due 03/01/2035	71	74
4.768% due 11/01/2012	46	48
4.774% due 09/01/2034	814	870
4.825% due 02/01/2020	33	33
4.856% due 02/01/2013	315	328
4.869% due 04/01/2035	2,772	2,917
4.870% due 05/01/2013	123	128
4.871% due 04/01/2013	45	47
4.959% due 02/01/2013	381	395
4.990% due 03/01/2024	21	21
5.000% due 10/01/2012 - 07/01/2041	3,417,297	3,634,435
5.019% due 06/01/2035	1,892	2,025
5.025% due 11/01/2022	16	16
5.060% due 07/01/2035	1,183	1,269
5.068% due 10/01/2035	1,629	1,744
5.072% due 09/01/2035	1,682	1,800
5.106% due 09/01/2035	2,691	2,883
5.138% due 11/01/2035	1,805	1,934
5.148% due 08/01/2035 - 11/01/2035	3,990	4,280
5.152% due 06/01/2029	55	57
5.157% due 02/01/2016	189	208
5.158% due 10/01/2035	1,717	1,822
5.174% due 07/01/2035	2,154	2,310
5.181% due 10/01/2035	3,043	3,263
5.186% due 08/01/2035	2,058	2,208
5.201% due 09/01/2035	34	36
5.208% due 08/01/2035	1,787	1,917
5.215% due 12/01/2035	1,991	2,138
5.216% due 09/01/2035	1,766	1,886
5.234% due 07/01/2035	1,309	1,404
5.279% due 11/01/2035	10	10
5.287% due 10/01/2035	2,244	2,408
5.290% due 11/25/2033	982	1,072
5.292% due 02/01/2021	53	54
5.296% due 09/01/2035	2,303	2,472
5.310% due 08/25/2033	3,152	3,309
5.323% due 10/01/2035 - 01/01/2036	2,583	2,778
5.332% due 11/01/2035	2,658	2,860
5.337% due 11/01/2035	2,795	3,006
5.357% due 01/01/2036	1,924	2,068
5.370% due 08/25/2043	2,029	2,213
5.410% due 09/01/2012	264	271
5.416% due 01/01/2037	211	224
5.445% due 12/01/2017	4	4
5.465% due 01/01/2037	272	288
5.500% due 01/01/2012 - 07/01/2041	4,352,286	4,724,844
5.513% due 03/01/2036	1,734	1,872
5.528% due 01/01/2036	1,197	1,276
5.557% due 03/01/2023	489	523
5.603% due 12/01/2035	1,167	1,261
5.609% due 02/01/2036	2,834	3,060
5.633% due 03/01/2036 - 09/01/2036	903	969
5.638% due 03/01/2036	1,949	2,105
5.648% due 02/01/2036	284	304
5.722% due 11/01/2011	48	48
5.738% due 03/01/2036	2,257	2,440
5.747% due 04/01/2036	6	7
5.750% due 12/20/2027 - 08/25/2034	1,819	1,963

5.780% due 09/01/2012 - 09/01/2037	474	490
5.790% due 10/01/2017	383	415
5.844% due 12/01/2036	110	117
5.860% due 06/01/2036	361	392
5.861% due 07/01/2032	81	85
5.864% due 05/01/2037	37	39
5.884% due 02/01/2012	464	468
5.914% due 06/25/2037 (b)	5,814	839
5.932% due 10/01/2011	230	231
5.950% due 02/25/2044	385	389
6.000% due 07/01/2011 - 10/25/2044	5,286,959	5,823,522
6.010% due 09/01/2037	116	124
6.064% due 05/25/2037 - 06/25/2037 (b)	8,929	832
6.077% due 09/01/2036	21	22
6.128% due 02/01/2012	319	322
6.160% due 08/01/2017	150	163
6.200% due 01/01/2012	300	300
6.250% due 07/01/2024 - 02/25/2029	1,152	1,300
6.280% due 06/15/2027 (m)	166,000	170,026
6.290% due 02/25/2029	500	569
6.300% due 10/17/2038	4,094	4,497
6.351% due 12/25/2042	21,378	24,521
6.364% due 07/25/2036 (b)	4,487	689
6.390% due 05/25/2036	140	140
6.414% due 06/25/2037 (b)	4,833	529
6.464% due 07/25/2037 (b)	6,782	990
6.500% due 03/01/2012 - 02/25/2047	118,631	134,633
6.750% due 10/25/2023	203	232
6.795% due 11/01/2021	37	37
6.900% due 05/25/2023	30	34
6.985% due 08/25/2037	415	456
7.000% due 12/01/2011 - 01/25/2048	16,533	18,683
7.250% due 01/01/2023	669	747
7.257% due 03/25/2039	33	36
7.314% due 09/25/2038 (b)	3,028	402
7.375% due 05/25/2022	680	779
7.500% due 12/01/2011 - 07/25/2041	4,852	5,431
7.750% due 01/25/2022	973	1,093
7.780% due 01/01/2018	1,932	2,140
7.800% due 10/25/2022 - 06/25/2026	177	206
8.000% due 06/01/2012 - 12/01/2033	13,175	15,533
8.000% due 08/18/2027 (b)	7	2
8.060% due 04/01/2030	1,625	1,907
8.080% due 04/01/2030	895	1,006
8.200% due 04/25/2025	3	3
8.490% due 06/01/2025	797	915
8.500% due 06/01/2012 - 07/01/2037	2,993	3,514
8.500% due 01/01/2018 (b)	4	1
8.750% due 01/25/2021	132	152
9.000% due 04/01/2017 - 11/01/2025	928	1,083
9.000% due 06/25/2022 (b)	29	6
9.147% due 09/25/2028	247	249
9.250% due 04/25/2018	13	15
9.300% due 05/25/2018 - 08/25/2019	41	48
9.500% due 01/01/2018 - 03/01/2026	508	596
10.000% due 11/01/2013 - 05/01/2022	88	96
10.500% due 11/01/2013 - 04/01/2022	8	9
11.000% due 11/01/2013 - 11/01/2020	73	83
11.500% due 08/20/2016 - 11/01/2019	2	3
11.618% due 09/25/2033	114	116
14.750% due 08/01/2012	2	2
15.000% due 10/15/2012	5	5
15.660% due 06/25/2036	285	298
15.750% due 08/01/2012	1	1
16.000% due 09/01/2012 - 12/01/2012	3	3
903.212% due 08/25/2021 (b)	0	3
1000.000% due 04/25/2022	0	7
Farmer Mac
6.771% due 01/25/2013	573	571
7.497% due 01/25/2012	725	717
7.779% due 07/25/2011 - 07/25/2012	758	756
7.790% due 01/25/2012	196	194
8.043% due 01/25/2012	132	131
Federal Housing Administration
0.000% due 12/01/2018	1,983	1,983
1.000% due 08/01/2020	332	330
6.780% due 07/25/2040	7,039	7,009
6.896% due 07/01/2020	6,804	6,758
6.960% due 05/01/2016	129	128
6.997% due 09/01/2019	10	10
7.110% due 05/01/2019	1,478	1,463
7.315% due 08/01/2019	2,934	2,905
7.350% due 04/01/2019	43	43
7.375% due 02/01/2018	117	116
7.380% due 04/01/2041	2,333	2,303
7.400% due 01/25/2020	866	857
7.430% due 10/01/2018 - 06/01/2024	6,146	6,118
7.430% due 12/01/2018 (a)	326	325
7.450% due 05/01/2021	1,974	1,967
7.460% due 01/01/2023	44	44
7.465% due 11/01/2019	1,544	1,537
7.580% due 12/01/2040	6,989	6,991
7.780% due 11/01/2040	6,997	6,978
Freddie Mac
0.000% due 10/15/2033 (c)	1,132	791
0.226% due 12/25/2036	11,237	11,173
0.337% due 07/15/2019	13,098	13,081
0.427% due 05/15/2036	48	48
0.437% due 07/15/2034	746	745
0.446% due 08/25/2031	328	319
0.487% due 02/15/2037	31	31
0.527% due 02/15/2037	244	244
0.537% due 12/15/2029 - 06/15/2031	1,482	1,483
0.587% due 06/15/2018 - 03/15/2035	27,422	27,406
0.637% due 06/15/2023 - 12/15/2031	59	60
0.687% due 06/15/2030 - 12/15/2032	314	316
0.767% due 07/15/2037	6,509	6,548
0.887% due 08/15/2037	6,123	6,180
0.897% due 10/15/2037	1,709	1,725
0.907% due 05/15/2037 - 09/15/2037	7,658	7,732
0.937% due 08/15/2036	419	425
1.037% due 11/15/2039	260	263
1.186% due 05/25/2043	10,014	9,883
1.188% due 02/15/2021	12	12
1.484% due 10/25/2044	13,311	13,370
1.495% due 02/25/2045	32,341	31,940
1.695% due 07/25/2044	5,639	5,505
1.750% due 04/01/2017	3	3
2.000% due 12/01/2016 - 06/01/2017	82	83
2.020% due 10/25/2023	676	693
2.022% due 06/01/2022	9	9
2.097% due 03/01/2035	1,830	1,897
2.179% due 05/01/2023	119	124
2.230% due 10/25/2023	135	132
2.250% due 02/01/2018	75	78
2.286% due 06/01/2033	290	302
2.303% due 09/01/2023	134	135
2.350% due 03/01/2024	196	207
2.351% due 04/01/2036	924	974
2.352% due 12/01/2022	12	12
2.360% due 05/01/2035	20,572	21,647
2.375% due 01/01/2019 - 04/01/2023	11	12
2.390% due 11/01/2026	303	316
2.421% due 11/01/2023	152	159
2.436% due 04/01/2025	69	70
2.455% due 06/01/2022	337	341
2.459% due 04/01/2025	2	2
2.464% due 04/01/2024	472	495
2.465% due 03/01/2035	21	23
2.472% due 07/01/2032	2	2
2.474% due 06/01/2021	300	315
2.476% due 09/01/2028	2	2
2.482% due 05/01/2023	51	51
2.484% due 06/01/2022	80	81
2.486% due 02/01/2023	69	72
2.489% due 01/01/2034	4,413	4,619
2.490% due 10/01/2023 - 11/01/2023	137	144
2.493% due 11/01/2035	17,569	18,369
2.494% due 06/01/2024 - 04/01/2025	329	345
2.495% due 04/01/2029	113	118
2.501% due 10/01/2026	212	222
2.504% due 07/01/2023	53	53
2.506% due 05/01/2023	52	53
2.510% due 09/01/2035	86	89
2.512% due 11/01/2028	426	448
2.518% due 07/01/2020 - 07/01/2023	183	184
2.521% due 10/01/2023	127	128
2.525% due 06/01/2020	66	66
2.527% due 02/01/2025 - 07/01/2025	396	417
2.529% due 06/01/2035	2,920	3,069
2.534% due 10/01/2023	237	249
2.540% due 04/01/2036	7	7
2.544% due 08/01/2023	823	864
2.548% due 09/01/2023	442	464
2.568% due 10/01/2024	107	112
2.569% due 08/01/2023	82	86
2.577% due 07/01/2024 - 08/01/2035	243	255
2.585% due 08/01/2023	369	376

2.597% due 02/01/2026	360	380
2.603% due 02/01/2036	555	579
2.606% due 10/01/2023	48	48
2.610% due 07/01/2022	88	89
2.615% due 09/01/2023	61	62
2.620% due 05/01/2036	651	682
2.625% due 12/01/2023	106	111
2.650% due 06/01/2024	221	223
2.652% due 10/01/2024 - 01/01/2028	48	51
2.684% due 09/01/2035	48	50
2.704% due 08/01/2035	555	576
2.716% due 07/01/2027	17	18
2.727% due 10/01/2023	92	96
2.740% due 08/01/2023	61	63
2.741% due 01/01/2022 - 07/01/2035	92	94
2.744% due 09/01/2023	315	330
2.745% due 10/01/2035	15,202	15,979
2.751% due 01/01/2024	31	31
2.756% due 10/01/2035	13,009	13,676
2.762% due 08/01/2023	1	1
2.767% due 07/01/2030	692	705
2.786% due 07/01/2033	24	24
2.795% due 06/01/2030	354	372
2.876% due 12/01/2026	509	518
2.882% due 10/01/2035 - 11/01/2035	43,552	45,567
2.894% due 09/01/2035	7,201	7,553
2.904% due 08/01/2035	39	41
2.921% due 10/01/2035	14,862	15,689
2.933% due 07/01/2035	8,078	8,412
2.937% due 07/01/2019	170	171
2.940% due 08/01/2023	39	39
2.946% due 07/01/2032	77	80
2.989% due 05/01/2022	20	20
3.001% due 09/01/2035	52	54
3.022% due 11/01/2034	91	96
3.137% due 09/01/2023	25	25
3.250% due 05/01/2023	9	9
3.265% due 05/01/2020	36	36
3.347% due 05/01/2021	934	950
3.443% due 08/15/2032	5,315	5,391
3.500% due 09/01/2018 - 07/15/2032	1,436	1,503
3.530% due 02/01/2019	25	25
3.564% due 12/01/2018	200	201
3.663% due 03/01/2022	838	875
3.750% due 11/15/2017	341	349
3.875% due 09/01/2018	45	47
3.887% due 01/01/2021	32	32
3.939% due 10/01/2022	40	40
4.000% due 02/01/2014 - 02/15/2041	14,876	13,639
4.145% due 01/01/2035	207	209
4.307% due 10/01/2020	6	6
4.467% due 05/01/2018	143	144
4.480% due 02/01/2021	5	6
4.500% due 05/01/2013 - 07/01/2041	2,384,412	2,462,453
4.530% due 01/01/2019	44	44
4.583% due 03/01/2021	400	402
4.658% due 07/01/2019	3	3
4.671% due 04/01/2029	25	25
4.684% due 03/01/2035	356	374
4.835% due 10/01/2035	1,917	2,026
4.840% due 05/01/2020	12	13
4.935% due 10/01/2020	189	191
4.988% due 05/01/2018	160	161
5.000% due 02/01/2013 - 02/01/2038	118,250	126,759
5.075% due 01/01/2019	1	1
5.084% due 01/01/2036	9	10
5.095% due 10/01/2035	2,331	2,494
5.105% due 05/01/2018	43	45
5.196% due 09/01/2037	33	35
5.234% due 05/01/2037	221	234
5.332% due 07/01/2036	15	16
5.341% due 12/01/2037	183	196
5.372% due 12/01/2035	1,515	1,630
5.427% due 11/01/2035	1,442	1,556
5.431% due 06/01/2037	32	34
5.445% due 02/01/2038	67	72
5.481% due 01/01/2037	248	264
5.500% due 09/01/2012 - 07/01/2047	991,894	1,073,682
5.687% due 03/01/2036	1,045	1,131
5.716% due 02/01/2037	32	34
5.785% due 02/01/2037	25	26
5.861% due 04/01/2036	1,414	1,531
5.876% due 05/01/2037	76	80
5.950% due 06/15/2028	45,760	50,843
6.000% due 07/01/2011 - 07/01/2041	1,164,829	1,280,814
6.063% due 02/15/2038 (b)	4,711	595
6.250% due 12/15/2028	758	835
6.463% due 11/15/2036 (b)	48,492	7,671
6.500% due 11/01/2011 - 10/25/2043	214,018	235,689
6.950% due 07/15/2021 - 08/15/2021	78	87
7.000% due 09/01/2011 - 10/25/2043	28,588	32,189
7.000% due 09/15/2023 (b)	15	3
7.400% due 02/01/2021	578	572
7.500% due 02/01/2016 - 11/01/2037	11,272	12,333
7.645% due 05/01/2025	6,920	7,882
7.800% due 09/15/2020	7	8
8.000% due 01/01/2012 - 06/01/2030	2,432	2,837
8.250% due 06/15/2022	156	179
8.500% due 07/01/2014 - 06/01/2030	1,386	1,483
8.713% due 10/15/2033	1,454	1,381
8.719% due 10/15/2033	2,204	2,084
8.750% due 12/15/2020	68	80
8.788% due 11/15/2033	2,243	2,191
8.900% due 11/15/2020	501	574
9.000% due 10/01/2013 - 07/01/2030	407	456
9.000% due 05/01/2022 (b)	3	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	436	502
10.000% due 06/01/2017 - 03/01/2021	24	27
10.500% due 10/01/2017 - 01/01/2021	8	9
11.000% due 09/01/2015 - 05/01/2020	3	3
13.250% due 10/01/2013	27	28
14.000% due 04/01/2016	1	1
884.500% due 01/15/2021 (b)	0	1
1007.500% due 02/15/2022 (b)	0	3
Ginnie Mae
0.486% due 05/20/2037	77,254	76,988
0.586% due 06/16/2031 - 03/16/2032	406	407
0.636% due 11/16/2029 - 10/16/2030	410	411
0.686% due 02/16/2030 - 04/16/2032	2,439	2,446
0.736% due 12/16/2025	69	69
0.786% due 02/16/2030	1,642	1,650
0.836% due 02/16/2030	694	697
1.136% due 03/20/2031	115	115
1.200% due 02/20/2060	49,212	48,600
1.750% due 02/20/2032	836	859
2.000% due 11/20/2032	272	281
2.125% due 11/20/2021 - 10/20/2033	20,703	21,353
2.250% due 01/20/2028 - 03/20/2030	5,318	5,499
2.375% due 02/20/2017 - 03/20/2028	17,050	17,649
2.500% due 01/20/2025 - 02/20/2034	237	245
2.625% due 07/20/2017 - 09/20/2033	26,319	27,297
2.875% due 01/20/2025	13	14
3.000% due 12/20/2018 - 03/20/2025	241	250
3.375% due 05/20/2017 - 05/20/2032	25,395	26,484
3.500% due 12/20/2017 - 12/20/2020	156	162
4.000% due 12/20/2015 - 08/20/2018	59	62
4.500% due 11/16/2028 - 12/20/2028	3,801	4,058
4.750% due 07/20/2035	1,954	2,028
5.000% due 02/20/2031 - 07/20/2034	764	803
5.196% due 10/16/2037	1,500	1,628
5.244% due 04/16/2038	1,560	1,727
5.500% due 05/20/2017 - 03/16/2034	506	536
6.000% due 03/15/2013 - 02/15/2040	27,571	30,814
6.250% due 03/16/2029	428	468
6.414% due 08/16/2033 (b)	2,653	457
6.500% due 04/15/2026 - 07/15/2040	37,529	41,858
6.750% due 06/20/2028 - 10/16/2040	26,321	29,153
7.000% due 12/15/2011 - 10/15/2034	4,771	5,388
7.500% due 09/15/2011 - 02/15/2035	6,271	7,070
7.700% due 03/15/2041	6,381	6,389
7.750% due 08/20/2025 - 12/15/2040	1,534	1,640
8.000% due 10/15/2011 - 10/20/2031	942	1,097
8.250% due 04/15/2020	51	58
8.300% due 06/15/2019	13	16
8.500% due 07/15/2016 - 04/15/2031	719	860

9.000% due 04/20/2016 - 01/15/2031		697	818
9.250% due 12/20/2016		1	1
9.500% due 09/15/2016 - 12/15/2026		324	374
10.000% due 02/15/2013 - 02/15/2025		230	262
10.250% due 02/20/2019		8	9
10.500% due 12/15/2015 - 09/15/2021		83	89
11.000% due 06/15/2013 - 09/15/2017		3	4
11.500% due 04/15/2013 - 05/15/2013		1	1
12.000% due 11/15/2012 - 05/15/2016		28	29
13.000% due 12/15/2012		1	1
13.500% due 09/15/2014		3	3
15.000% due 02/15/2012 - 09/15/2012		5	5
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022		134	134
1.000% due 03/25/2025 - 07/25/2025		113	113
1.100% due 01/25/2019 - 11/25/2024		141	142
3.870% due 01/01/2014		466	476
4.120% due 03/10/2014		655	684
4.330% due 07/01/2014		69	71
4.340% due 03/01/2024		167	176
4.350% due 07/01/2023		542	569
4.430% due 05/01/2029		4,983	5,306
4.504% due 02/10/2014		23	24
4.524% due 02/10/2013		2,311	2,409
4.625% due 02/01/2025		1,100	1,170
4.684% due 09/10/2014		16,078	16,931
4.750% due 07/01/2025		760	814
4.754% due 08/10/2014		1,078	1,144
4.770% due 04/01/2024		772	823
4.840% due 02/01/2023 - 05/01/2025		15,841	16,934
4.870% due 12/01/2024		1,439	1,562
4.890% due 12/01/2023		898	969
4.930% due 01/01/2024		1,976	2,115
4.950% due 03/01/2025		1,614	1,731
4.980% due 11/01/2023		6,764	7,187
5.090% due 10/01/2025		606	653
5.110% due 05/01/2017 - 08/01/2025		1,611	1,727
5.120% due 11/01/2017		137	147
5.130% due 09/01/2023		4,314	4,635
5.136% due 08/10/2013		211	224
5.160% due 02/01/2028		2,826	3,035
5.170% due 01/01/2028		2,001	2,180
5.190% due 01/01/2017 - 07/01/2024		361	387
5.200% due 11/01/2015		219	232
5.230% due 11/01/2016		242	258
5.240% due 08/01/2023		479	510
5.290% due 12/01/2027		59,888	65,102
5.310% due 05/01/2027		321	351
5.320% due 04/01/2027		392	425
5.340% due 11/01/2021		4,257	4,575
5.370% due 09/01/2016		228	242
5.490% due 05/01/2028		21,826	23,832
5.600% due 09/01/2028		6,833	7,490
5.680% due 06/01/2028		20,766	22,868
5.725% due 09/10/2018		33,388	36,296
5.780% due 08/01/2027		67	74
5.820% due 07/01/2027		2,805	3,144
5.870% due 07/01/2028		698	773
5.902% due 02/10/2018		5,456	6,103
6.020% due 08/01/2028		751	844
6.030% due 02/10/2012		1,741	1,790
6.070% due 07/01/2026		1,064	1,162
6.340% due 03/01/2021		6,594	7,201
6.344% due 08/01/2011		59	60
6.440% due 02/01/2021		1,296	1,416
6.700% due 12/01/2016		1,549	1,659
6.900% due 12/01/2020		1,799	1,987
6.950% due 11/01/2016		366	400
7.060% due 11/01/2019		853	947
7.150% due 03/01/2017		657	712
7.190% due 12/01/2019		290	323
7.200% due 10/01/2019		435	483
7.220% due 11/01/2020		474	529
7.500% due 04/01/2017		387	422
7.630% due 06/01/2020		2,648	2,966
7.700% due 07/01/2016		179	192
Vendee Mortgage Trust
0.432% due 06/15/2023 (b)		15,869	231
6.500% due 09/15/2024		11,626	13,315
6.817% due 01/15/2030		1,656	1,916

Total U.S. Government Agencies (Cost $55,004,507)			55,798,291

U.S. TREASURY OBLIGATIONS 5.2%
Treasury Inflation Protected Securities (h)
1.125% due 01/15/2021		90,456	93,912
1.750% due 01/15/2028 (j)(m)		1,161,021	1,216,170
2.000% due 01/15/2026 (j)(m)		818,357	894,887
2.125% due 02/15/2041 (m)		1,035,826	1,124,680
2.375% due 01/15/2025		645,836	742,711
2.375% due 01/15/2027 (j)		731,670	834,618
2.500% due 01/15/2029 (j)(k)(m)		2,272,150	2,642,795
3.625% due 04/15/2028		300,153	395,545
3.875% due 04/15/2029		621,943	852,840
U.S. Treasury Bonds
7.250% due 05/15/2016		250	316
8.875% due 08/15/2017		400	556
U.S. Treasury Notes
0.750% due 06/15/2014 (j)(l)(m)		3,745,266	3,740,292
1.750% due 01/31/2014		620	637
3.375% due 11/15/2019		725	755
3.750% due 11/15/2018		570	617
3.875% due 02/15/2013		675	713
4.000% due 02/15/2015		500	551
4.250% due 08/15/2015		300	335
4.750% due 05/15/2014		100	111
U.S. Treasury Strips
0.000% due 05/15/2014		525	513

Total U.S. Treasury Obligations (Cost $12,438,074)			12,543,554

MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
2.750% due 11/25/2035		12,721	9,525
2.874% due 09/25/2035		422	308
4.207% due 11/25/2035		1,322	988
4.815% due 07/25/2035		6,754	5,881
4.899% due 08/25/2035		7,838	6,780
5.247% due 01/25/2036		3,979	3,389
5.351% due 10/25/2035		29,019	25,724
American Home Mortgage Assets
0.376% due 05/25/2046		41,129	23,174
0.376% due 09/25/2046		17,506	9,321
0.396% due 10/25/2046		25,644	13,947
0.978% due 02/25/2047		18,282	8,801
1.198% due 11/25/2046		88,717	41,319
1.238% due 09/25/2046		7,056	3,458
American Home Mortgage Investment Trust
1.896% due 09/25/2045		11,333	9,324
2.021% due 09/25/2035		600	572
2.262% due 10/25/2034		5,796	5,203
2.403% due 02/25/2045		57,503	51,232
2.432% due 02/25/2045		22	20
Arkle Master Issuer PLC
1.410% due 05/17/2060		801,200	800,542
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	112,777	163,430
2.624% due 11/19/2047		58,700	85,170
2.820% due 05/16/2047		349,850	507,576
Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		$821	824
4.342% due 03/11/2041		67	67
4.811% due 12/10/2042		10	11
4.933% due 07/10/2045		250	267
5.115% due 10/10/2045		200	217
5.381% due 01/15/2049		508	512
5.414% due 09/10/2047		15,400	16,467
5.451% due 01/15/2049		1,410	1,526
5.492% due 02/10/2051		25,110	26,914
5.634% due 04/10/2049		8,396	8,478
5.715% due 06/10/2039		445	481
5.802% due 06/10/2049		14,050	15,129
5.823% due 04/10/2049		5,349	5,783
5.924% due 05/10/2045		29,000	32,109
5.930% due 02/10/2051		3,680	4,002
6.394% due 02/10/2051		24,070	26,835
9.073% due 10/11/2037		91	107
Banc of America Funding Corp.
0.476% due 05/20/2035		2,057	1,198
2.783% due 05/25/2035		96,931	94,032
2.785% due 02/20/2036		6,924	6,393
2.814% due 03/20/2035		3,056	2,909
3.072% due 11/20/2034		1,946	1,554
4.949% due 09/20/2034		2,248	2,252
5.275% due 11/20/2035		4,599	3,572
5.498% due 05/20/2036		12,326	9,692
5.500% due 09/25/2034		33,449	32,769
5.500% due 09/25/2035		6,794	6,713
5.580% due 05/20/2036		19,841	18,263
5.635% due 03/20/2036		2,726	2,319
5.661% due 03/20/2036		844	673
5.666% due 04/20/2036		15,875	13,220
5.753% due 10/25/2036 (a)		2,037	1,317
5.775% due 01/20/2047		346	231
5.837% due 01/25/2037		1,634	1,064
5.888% due 04/25/2037		5,126	3,602
5.952% due 10/20/2046		7,359	4,586
6.000% due 09/25/2036		36,624	32,876
Banc of America Large Loan, Inc.
0.697% due 08/15/2029		3,980	3,718
1.937% due 11/15/2015		204,036	189,466
5.672% due 02/17/2051		90,358	98,866
5.691% due 06/24/2050		35,400	38,866
5.898% due 02/15/2051		40,000	44,715
Banc of America Mortgage Securities, Inc.
0.886% due 11/25/2035		4,658	3,956
2.768% due 07/25/2034		359	331

2.831% due 02/25/2035	5,632	4,953
2.848% due 03/25/2035	22,251	18,692
2.867% due 06/25/2035	6,000	4,831
2.870% due 05/25/2035	26,200	22,061
2.878% due 05/25/2033	2,811	2,726
2.881% due 05/25/2034	2,163	2,026
2.881% due 01/25/2035	4,444	3,870
2.881% due 02/25/2036	4,157	3,340
2.929% due 07/25/2033	248	242
2.955% due 07/25/2035	4,473	3,700
3.002% due 12/25/2033	3,352	3,304
3.073% due 08/25/2035	18,346	14,188
3.109% due 09/25/2033	2,446	2,306
3.122% due 11/25/2035	2,576	2,097
3.459% due 07/20/2032	1,017	962
5.000% due 05/25/2034	23	23
5.060% due 11/25/2034	3,860	3,505
5.152% due 02/25/2035	6,335	5,652
5.202% due 07/25/2035	3,557	3,177
5.326% due 04/25/2035	4,443	3,888
5.335% due 07/25/2035	4,214	3,882
6.000% due 07/25/2046	5,000	4,326
6.500% due 10/25/2031	109	111
6.500% due 09/25/2033	6,484	6,804
Bayview Commercial Asset Trust
0.616% due 08/25/2034	877	753
BCAP LLC Trust
0.334% due 11/26/2036	9,750	6,396
0.354% due 11/26/2036	30,000	17,952
0.356% due 01/25/2037	84,518	44,589
1.035% due 05/25/2037	33,587	24,560
2.788% due 05/26/2036	19,877	15,096
5.000% due 01/26/2021	20,924	20,767
5.250% due 06/26/2036	113,153	97,987
5.250% due 09/26/2036	33,217	28,629
5.250% due 04/26/2037	16,612	13,954
5.250% due 04/28/2037	102,409	94,793
5.250% due 06/26/2037	13,373	11,855
5.500% due 11/25/2034	26,607	25,685
5.518% due 02/26/2036	20,088	18,342
5.541% due 10/26/2036	10,622	9,185
5.619% due 07/26/2037	40,517	37,651
5.766% due 03/26/2037	12,322	11,793
5.923% due 05/25/2037	38,619	30,257
BCRR Trust
4.230% due 12/22/2028	401	401
4.230% due 03/22/2031	4,069	4,123
4.230% due 12/22/2032	2,488	2,486
4.230% due 08/22/2033	5,782	5,780
4.230% due 11/22/2033	9,488	9,524
4.230% due 03/22/2034	994	1,011
4.230% due 04/22/2034	3,178	3,229
4.230% due 05/22/2034	12,778	12,995
4.230% due 04/22/2035	519	519
4.230% due 05/22/2035	1,526	1,525
4.230% due 06/22/2035	2,454	2,480
4.230% due 09/22/2035	354	354
4.230% due 12/22/2035	9,021	9,143
4.230% due 11/22/2036	4,474	4,507
4.230% due 06/22/2038	1,949	1,960
4.230% due 02/22/2041	2,787	2,855
5.858% due 07/17/2040	10,000	10,910
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	1,065	990
2.475% due 04/25/2034	8,128	7,367
2.520% due 02/25/2036	15,907	14,195
2.560% due 10/25/2035	10,056	8,831
2.593% due 08/25/2033	63	61
2.611% due 05/25/2033	1,770	1,744
2.654% due 04/25/2033	2,082	1,986
2.709% due 08/25/2033	399	387
2.710% due 03/25/2035	10,540	9,920
2.711% due 05/25/2034	34	34
2.725% due 04/25/2034	64	58
2.726% due 04/25/2033	242	233
2.731% due 03/25/2035	1,102	1,036
2.750% due 01/25/2034	65	51
2.768% due 02/25/2033	139	124
2.769% due 03/25/2035	7,594	5,941
2.792% due 05/25/2034	86	80
2.804% due 07/25/2034	665	531
2.814% due 05/25/2034	22	21
2.827% due 10/25/2035	177,883	163,084
2.853% due 10/25/2033	50	50
2.860% due 02/25/2034	3,191	2,930
2.864% due 01/25/2034	9	9
2.882% due 11/25/2034	202	185
2.916% due 08/25/2035	9,826	7,322
3.028% due 11/25/2034	6,776	5,565
3.070% due 01/25/2034	3,372	3,257
3.088% due 09/25/2034	4,341	3,734
3.113% due 01/25/2035	400	358
3.279% due 11/25/2030	3,825	3,800
3.301% due 12/25/2035	7,172	6,697
3.582% due 11/25/2034	5,258	5,074
4.845% due 01/25/2035	69	62
5.000% due 03/25/2035	9,795	8,413
5.020% due 01/25/2035	1,993	1,800
5.137% due 08/25/2035	91,600	90,738
5.230% due 05/25/2047	42,158	30,578
5.241% due 08/25/2035	28,365	23,512
5.372% due 02/25/2036	5,176	4,606
5.416% due 04/25/2033	5,311	5,190
5.535% due 04/25/2033	476	462
5.649% due 02/25/2036	6,112	3,943
5.681% due 02/25/2033	3,389	3,340
Bear Stearns Alt-A Trust
0.346% due 02/25/2034	5,646	4,454
0.386% due 02/25/2034	78	35
0.406% due 04/25/2035	3,189	2,468
0.406% due 12/25/2046 (a)	45	2
0.426% due 02/25/2036	4,365	2,579
2.502% due 10/25/2033	171	140
2.534% due 12/25/2033	2,751	2,589
2.553% due 02/25/2034	213	188
2.553% due 04/25/2035	28	21
2.649% due 01/25/2036	26,418	14,116
2.652% due 05/25/2035	129,535	102,550
2.790% due 02/25/2036 (a)	2,492	1,051
2.869% due 01/25/2035	5,799	4,423
2.897% due 03/25/2036	2,997	1,541
2.916% due 09/25/2035	64,071	46,718
2.930% due 02/25/2034	6,310	5,782
3.005% due 09/25/2034	296	223
4.189% due 08/25/2036 (a)	8,337	1,954
4.627% due 11/25/2036	442	282
4.838% due 11/25/2036	101	60
5.142% due 11/25/2036	801	501
5.980% due 08/25/2036	158	99
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019	345	344
0.467% due 03/15/2022	3,162	3,115
0.517% due 03/15/2022	10,000	9,650
0.567% due 03/15/2022	10,000	9,600
0.687% due 03/15/2022	17,750	16,969
3.970% due 11/11/2035	15	15
4.830% due 08/15/2038	90	93
4.871% due 09/11/2042	100	107
4.980% due 02/11/2041	290	300
5.116% due 02/11/2041	900	971
5.127% due 10/12/2042	6,764	6,778
5.201% due 12/11/2038	2,250	2,423
5.205% due 02/11/2044	5,488	5,572
5.330% due 01/12/2045	500	508
5.331% due 02/11/2044	51,225	54,143
5.468% due 06/11/2041	100	109
5.471% due 01/12/2045	30,150	33,218
5.610% due 11/15/2033	281	281
5.620% due 03/11/2039	13,950	15,260
5.694% due 06/11/2050	48,340	52,539
5.700% due 06/11/2050	64,125	69,752
5.703% due 06/11/2050	1,300	1,380
5.853% due 06/11/2040	7,406	7,660
5.878% due 09/11/2038	518	554
5.903% due 09/11/2038	300	331
5.905% due 06/11/2040	65,984	71,601
7.000% due 05/20/2030	17,767	18,943
Bear Stearns Mortgage Securities, Inc.
3.562% due 06/25/2030	49	49
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036	6,308	4,053
5.027% due 12/26/2046	5,483	3,657
Bella Vista Mortgage Trust
0.436% due 05/20/2045	61	34
CC Mortgage Funding Corp.
0.366% due 05/25/2036	3,629	2,283
Chase Mortgage Finance Corp.
2.529% due 03/25/2037	20,538	16,270
2.787% due 02/25/2037	2,151	1,942
2.886% due 02/25/2037	1,441	1,285
2.938% due 12/25/2035	19,924	16,048
4.625% due 02/25/2034	14,322	14,548
4.897% due 02/25/2037	16,335	15,028
5.243% due 12/25/2035	10,396	9,530
5.500% due 12/25/2022	22,555	22,619
5.874% due 03/25/2037	713	676
5.964% due 09/25/2036	275	221
6.000% due 11/25/2036	1,353	1,171
6.000% due 02/25/2037	3,000	2,375
6.000% due 03/25/2037	20,000	16,588
Chaseflex Trust
0.686% due 06/25/2035	6,182	5,172
5.500% due 06/25/2035	32	31
6.000% due 02/25/2037	4,500	3,455
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	4,651	4,766
5.250% due 12/25/2033	105	105
5.500% due 08/25/2022	3,641	3,626
5.500% due 12/25/2022	1,756	1,705
5.500% due 02/25/2026	1,173	1,128
5.500% due 04/25/2037	4,549	4,047
5.750% due 09/25/2037	8,715	8,463
6.000% due 06/25/2036	8,900	8,347
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	380
5.622% due 12/10/2049	117	117
5.823% due 12/10/2049	39,502	43,771
5.858% due 07/17/2040	7,592	7,455
5.886% due 12/10/2049	11,118	12,124
5.920% due 03/15/2049	425	468

Citigroup Mortgage Loan Trust, Inc.
0.256% due 01/25/2037		1,255	698
0.986% due 08/25/2035		4,701	3,620
2.100% due 08/25/2035		9,668	9,078
2.370% due 08/25/2035		2,077	1,983
2.450% due 08/25/2035		75,320	65,658
2.660% due 10/25/2035		46,299	38,265
2.660% due 12/25/2035		141	126
2.670% due 12/25/2035		51,060	47,459
2.721% due 02/25/2034		6,282	6,108
2.850% due 12/25/2035		4,263	2,244
2.869% due 08/25/2035		72,544	67,788
2.958% due 09/25/2034		1,610	1,519
4.986% due 07/25/2046		11,813	7,845
5.082% due 05/25/2035		6,115	5,540
5.144% due 09/25/2035		113,436	100,637
5.661% due 09/25/2037		79,575	53,591
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		17,400	17,775
5.322% due 12/11/2049		94,870	100,729
5.394% due 07/15/2044		500	544
5.524% due 01/15/2046		300	325
5.617% due 10/15/2048		3,515	3,817
5.886% due 11/15/2044		4,205	4,590
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022		4,952	4,812
6.000% due 06/25/2037		2,896	2,138
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		315	356
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017		14	16
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		170	179
Commercial Mortgage Loan Trust
6.213% due 12/10/2049		58,150	63,231
Commercial Mortgage Pass-Through Certificates
0.410% due 02/05/2019		5,725	5,652
0.686% due 07/16/2034		109	109
5.116% due 06/10/2044		250	271
5.306% due 12/10/2046		137,853	147,707
5.543% due 12/11/2049		7,500	8,147
5.947% due 06/10/2046		390	432
6.008% due 12/10/2049		5,550	6,100
Community Program Loan Trust
4.500% due 10/01/2018		1,251	1,262
4.500% due 04/01/2029		26,000	25,013
Countrywide Alternative Loan Trust
0.336% due 05/20/2046		424	414
0.356% due 01/25/2037		3,663	1,989
0.356% due 05/25/2047		6,909	4,575
0.366% due 02/20/2047		1,518	796
0.366% due 05/25/2047		6,612	3,620
0.376% due 09/25/2046		37,757	20,733
0.381% due 12/20/2046		108,079	57,703
0.386% due 05/25/2036		3,013	1,737
0.386% due 06/25/2037		20	13
0.396% due 05/25/2035		333	209
0.396% due 05/20/2046		1,877	1,006
0.396% due 07/20/2046		46,631	19,841
0.396% due 07/25/2046		7,176	4,551
0.436% due 09/25/2046		1,000	169
0.436% due 10/25/2046		502	183
0.446% due 07/25/2046		800	127
0.456% due 05/25/2036		536	136
0.466% due 02/25/2037		5,289	3,027
0.476% due 06/25/2034		6,272	5,040
0.516% due 09/25/2035		3,078	1,746
0.536% due 09/25/2035		3,053	1,960
0.536% due 05/25/2037		415	233
0.636% due 08/25/2033		217	197
0.736% due 10/25/2036		10,652	5,944
0.886% due 10/25/2035		5,767	4,725
1.278% due 12/25/2035		756	470
1.278% due 02/25/2036		1,207	803
1.286% due 02/25/2036		14,400	8,783
1.378% due 08/25/2035		512	268
1.778% due 11/25/2035		2,692	1,559
2.318% due 11/25/2035		35	20
5.000% due 08/25/2019		624	624
5.000% due 01/25/2035		53	52
5.232% due 10/25/2035		3,571	2,857
5.250% due 10/25/2033		18,454	18,620
5.250% due 06/25/2035		2,068	1,809
5.500% due 06/25/2035		17,000	14,198
5.621% due 02/25/2037		36,402	25,371
5.664% due 11/25/2035		3,180	1,904
5.721% due 08/25/2036		1,509	1,487
5.750% due 03/25/2037		2,985	2,247
6.000% due 10/25/2032		1,179	1,221
6.000% due 10/25/2033		1,161	1,148
6.000% due 12/25/2033		19	19
6.000% due 02/25/2034		23	23
6.000% due 04/25/2036		3,554	2,530
6.000% due 01/25/2037		15,368	9,886
6.000% due 02/25/2037		1,830	1,267
6.250% due 12/25/2033		397	410
6.250% due 11/25/2036		2,069	1,620
6.250% due 08/25/2037 (a)		7,551	4,832
6.500% due 05/25/2036		8,596	4,959
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035		17,052	11,667
0.476% due 04/25/2035		22,272	14,193
0.506% due 03/25/2035		583	374
0.516% due 02/25/2035		2,374	1,659
0.526% due 02/25/2035		493	356
0.526% due 06/25/2035		8,546	7,750
0.526% due 03/25/2036		773	314
0.536% due 02/25/2036		446	145
0.566% due 09/25/2034		37	21
0.586% due 08/25/2018		1,479	1,432
0.686% due 10/25/2033		11,287	10,466
2.118% due 06/19/2031		188	174
2.250% due 07/19/2031		25	24
2.258% due 07/25/2034		4,212	3,876
2.528% due 02/20/2036		47	33
2.554% due 06/20/2034		1,581	1,277
2.789% due 02/20/2035		5,006	4,149
2.823% due 10/19/2032		65	45
2.923% due 08/25/2034		419	324
2.962% due 11/20/2034		9,846	8,156
3.017% due 02/20/2036		37,815	29,767
3.042% due 04/20/2035		18	17
3.094% due 11/25/2034		3,305	2,792
4.181% due 11/19/2033		1,068	1,036
4.840% due 02/25/2047		2,701	1,689
5.000% due 11/25/2035		3,015	2,989
5.023% due 03/25/2037		2,651	1,272
5.041% due 01/20/2035		3,964	3,780
5.116% due 10/20/2035		3,169	2,210
5.141% due 04/25/2035		16,894	14,414
5.250% due 04/25/2035		16,600	16,271
5.321% due 02/20/2036		812	584
5.374% due 04/20/2036		7,112	5,341
5.471% due 05/20/2036		4,755	3,217
5.500% due 12/25/2034		25,099	26,155
5.500% due 05/25/2035		108,977	107,642
5.500% due 09/25/2035		19,430	18,232
5.500% due 10/25/2035		20,901	19,555
5.500% due 11/25/2035		21,517	15,256
5.500% due 04/25/2038		14,899	14,080
5.684% due 09/25/2047		7,712	5,268
5.750% due 02/25/2037		8,519	7,547
6.000% due 10/25/2034		51	51
6.000% due 08/25/2037		29,227	29,786
6.000% due 09/25/2037		1,663	1,558
6.250% due 09/25/2036		18,000	16,275
6.500% due 01/25/2034		758	771
6.500% due 11/25/2034		1,233	1,257
7.500% due 11/25/2034		490	508
7.500% due 06/25/2035		4,247	4,448
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		690	573
0.926% due 06/25/2034		1,040	847
1.870% due 05/25/2032		65	63
2.431% due 07/25/2033		35	33
2.498% due 04/25/2034		27,253	25,904
2.617% due 08/25/2033		171	169
2.638% due 06/25/2032		54	45
2.745% due 05/25/2032		154	156
2.846% due 09/25/2034		7,252	6,856
4.106% due 12/15/2035		2,990	3,011
4.512% due 07/15/2037		64	64
4.832% due 06/25/2032		23	20
5.100% due 08/15/2038		200	217
5.104% due 08/15/2038		250	268
5.435% due 09/15/2034		1,989	1,988
5.500% due 09/25/2035		15,273	13,977
5.500% due 10/25/2035		4,920	4,649
6.000% due 11/25/2035		70	51
6.500% due 04/25/2033		1,406	1,478
7.500% due 12/25/2032		4	4
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		3,664	3,560
0.417% due 10/15/2021		9,939	9,546
5.383% due 02/15/2040		4,200	4,412
5.467% due 09/15/2039		43,630	47,078
5.467% due 09/18/2039		26,000	28,057
5.467% due 12/18/2043		47,400	50,395
5.509% due 04/15/2047		40,150	42,688
5.579% due 04/25/2037		1,906	1,074
5.695% due 09/15/2040		47,601	51,176
5.802% due 06/10/2049		34,815	37,772
5.850% due 03/15/2039		14,987	16,337
5.863% due 02/25/2037		4,920	2,547
5.905% due 06/15/2039		11,979	12,229
5.947% due 12/18/2049		126,047	139,708
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,424	2,064
5.720% due 09/25/2036		3,485	2,449
6.172% due 06/25/2036		4,577	2,760
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	4,356
DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	69,676
DECO Series
0.982% due 01/27/2020	GBP	25,287	38,170
1.022% due 10/27/2014		13,500	20,945
1.626% due 01/27/2018	EUR	35,784	48,575

Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036		$12	5
0.336% due 02/25/2047		15,126	8,069
5.000% due 10/25/2018		329	335
5.035% due 10/25/2035		7,071	6,109
5.200% due 10/25/2035		11,244	8,267
5.500% due 12/25/2035		4,037	2,658
5.869% due 10/25/2036		3,321	1,982
5.886% due 10/25/2036		3,321	1,985
6.005% due 10/25/2036 (a)		2,544	1,456
6.300% due 07/25/2036		3,802	2,308
Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047		14,383	14,360
5.225% due 06/26/2035		27,000	26,005
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)		182	152
Downey Savings & Loan Association Mortgage Loan Trust
0.366% due 04/19/2047		4,761	1,408
2.505% due 07/19/2044		74	57
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		11	13
EMF-NL
2.132% due 04/17/2041	EUR	10,200	13,238
2.332% due 10/17/2041		35,000	44,030
European Loan Conduit
1.570% due 05/15/2019		40,128	53,464
Eurosail PLC
2.082% due 10/17/2040		5,300	7,114
First Horizon Alternative Mortgage Securities
0.686% due 06/25/2035		$14,178	11,791
2.325% due 08/25/2034		2,011	1,725
2.367% due 09/25/2035		9,634	6,833
2.370% due 04/25/2035		5,154	4,251
2.370% due 08/25/2035		6,113	4,515
2.380% due 03/25/2035		112	76
5.500% due 05/25/2035		9,818	8,564
5.500% due 06/25/2035		12,178	11,007
6.250% due 08/25/2037		2,057	1,418
First Horizon Asset Securities, Inc.
2.661% due 05/25/2035		1,711	1,506
2.706% due 12/25/2033		22	21
2.719% due 02/25/2034		94	92
2.738% due 06/25/2035		7,356	6,107
2.750% due 04/25/2035		9,973	8,858
2.848% due 08/25/2035		5,973	5,018
2.876% due 10/25/2035		8,071	6,826
5.250% due 05/25/2021		1,976	1,864
5.250% due 03/25/2035		10,150	9,797
5.254% due 06/25/2035		1,727	1,566
5.279% due 10/25/2035		4,122	3,653
5.291% due 06/25/2035		6,539	5,821
5.384% due 11/25/2034		9,693	9,559
5.385% due 01/25/2037		193	147
5.412% due 09/25/2035		16,410	14,911
5.467% due 11/25/2035		10,026	8,685
5.500% due 01/25/2035		1,600	1,559
5.974% due 10/25/2036		4,821	3,933
First Nationwide Trust
6.750% due 08/21/2031		483	500
First Republic Mortgage Loan Trust
0.487% due 08/15/2032		498	462
0.537% due 11/15/2031		417	403
0.587% due 11/15/2032		74	68
0.666% due 06/25/2030		1,380	1,332
0.687% due 11/15/2030		61	57
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		155	157
Fund America Investors Corp. II
2.384% due 06/25/2023		135	133
GE Capital Commercial Mortgage Corp.
0.650% due 06/10/2048 (b)		2,661	9
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,584
5.713% due 10/15/2038		541	554
GMAC Mortgage Corp. Loan Trust
0.636% due 12/25/2033		73	72
2.958% due 06/25/2034		4,554	3,909
3.125% due 06/25/2034		68	64
4.972% due 05/25/2035		8,310	7,618
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		198	197
8.950% due 08/20/2017		51	58
Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		111,320	110,316
0.360% due 11/20/2056		11,900	11,754
1.531% due 11/20/2056	EUR	79,803	114,641
Granite Master Issuer PLC
0.275% due 12/17/2054		$6,572	6,230
0.286% due 12/20/2054		89,648	84,986
0.738% due 12/17/2054	GBP	32,754	49,775
0.738% due 12/20/2054		83,785	127,589
0.748% due 12/20/2054		50,356	76,693
0.788% due 12/20/2054		27,662	42,120
0.818% due 12/20/2054		3,727	5,681
1.381% due 12/17/2054	EUR	2,452	3,385
1.399% due 12/20/2054		18,366	25,258
1.469% due 12/20/2054		8,071	11,100
1.489% due 12/20/2054		23,444	32,241
Granite Mortgages PLC
1.005% due 09/20/2044	GBP	5,003	7,715
1.105% due 06/20/2044		20,126	31,102
1.199% due 01/20/2044		8,180	12,643
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$883	818
0.266% due 01/25/2047 (a)		372	350
0.386% due 10/25/2046		940	239
0.386% due 12/25/2046 (a)		874	147
0.406% due 06/25/2045		1,367	910
0.456% due 04/25/2036		639	113
0.456% due 11/25/2045		711	439
0.526% due 10/25/2046		855	129
Greenwich Capital Commercial Funding Corp.
0.330% due 11/05/2021		5,670	5,547
4.799% due 08/10/2042		2,700	2,886
5.224% due 04/10/2037		27,908	29,977
5.381% due 03/10/2039		590	600
5.444% due 03/10/2039		94,056	100,957
5.597% due 12/10/2049		4,000	4,177
6.032% due 07/10/2038		278	278
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		4,815	4,763
1.317% due 03/06/2020		54,880	53,892
1.535% due 03/06/2020		27,390	26,629
2.716% due 02/10/2021		30,000	30,357
4.761% due 07/10/2039		225	237
5.479% due 11/10/2039		95	96
5.506% due 04/10/2038		77	77
5.560% due 11/10/2039		35,665	38,669
5.992% due 08/10/2045 (l)		5,000	5,373
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,295	5,406
GSR Mortgage Loan Trust
0.536% due 01/25/2034		192	187
1.900% due 03/25/2033		65	65
2.430% due 06/25/2034		49	41
2.728% due 04/25/2035		10,917	9,646
2.757% due 11/25/2035		27,219	25,394
2.769% due 05/25/2035		40,246	32,535
2.782% due 07/25/2035		9,800	7,837
2.790% due 09/25/2035		69,449	66,504
2.794% due 09/25/2035		51,240	49,464
2.804% due 01/25/2036		446	367
2.841% due 04/25/2036		170	139
2.879% due 09/25/2035		12,900	11,160
2.985% due 12/25/2034		6,253	5,886
3.042% due 01/25/2035		6,841	6,108
4.860% due 04/25/2035		9,427	8,561
5.163% due 11/25/2035		122,735	116,714
5.250% due 07/25/2035		6,298	6,291
5.267% due 11/25/2035		8,870	7,150
5.364% due 05/25/2035		10,287	9,563
5.500% due 03/25/2035		150	152
5.750% due 02/25/2036		3,943	3,693
5.750% due 02/25/2037		16,566	15,504
6.000% due 03/25/2032		31	32
6.000% due 11/25/2035		21,217	20,431
6.000% due 01/25/2037		35,043	32,988
6.000% due 03/25/2037		29,480	27,246
6.000% due 05/25/2037		19,278	18,771
6.500% due 09/25/2036		10,482	9,187
Harborview Mortgage Loan Trust
0.316% due 04/19/2038		25,908	16,374
0.336% due 01/25/2047		6,253	3,463
0.366% due 07/19/2046		45,541	26,450
0.376% due 07/21/2036		6,230	3,841
0.376% due 01/19/2038		10,837	6,856
0.386% due 09/19/2046		9,432	5,818
0.406% due 05/19/2035		3,093	2,062
0.426% due 03/19/2036		17,390	10,342
0.466% due 02/19/2036		15,069	8,916
0.496% due 11/19/2035		17,304	11,341
0.526% due 06/20/2035		7,496	6,016
0.536% due 01/19/2035		3,310	1,993
0.556% due 02/19/2034		8	7
1.186% due 11/25/2047		4,076	2,823
2.360% due 06/19/2034		8,370	7,457
2.775% due 07/19/2035		1,064	811
2.840% due 07/19/2035		181	153
2.954% due 05/19/2033		119	116
5.404% due 08/19/2036		6,191	4,557
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	185,400	269,928
2.727% due 10/15/2054		200	291
Homebanc Mortgage Trust
0.366% due 12/25/2036		$3,184	2,230
5.709% due 04/25/2037		4,100	2,201
5.797% due 04/25/2037		7,955	6,688
Homestar Mortgage Acceptance Corp.
0.636% due 07/25/2034		6,577	5,752
Impac CMB Trust
0.826% due 10/25/2033		396	325
0.926% due 11/25/2034		3,719	3,214
0.946% due 10/25/2033		59	50
1.186% due 07/25/2033		1,435	1,342
5.067% due 09/25/2034		525	516
Impac Secured Assets CMN Owner Trust
0.276% due 11/25/2036		1,466	1,402

Indymac ARM Trust
1.928% due 01/25/2032		157	130
1.959% due 01/25/2032		575	477
2.447% due 08/25/2031		460	436
Indymac IMSC Mortgage Loan Trust
0.366% due 07/25/2047		16,358	8,685
Indymac INDA Mortgage Loan Trust
2.618% due 01/25/2036		24,737	20,303
5.612% due 08/25/2036		4,100	3,015
Indymac INDB Mortgage Loan Trust
0.486% due 11/25/2035		1,231	526
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046		27,438	16,411
0.386% due 11/25/2046		1,027	288
0.386% due 06/25/2047		14,109	7,674
0.426% due 04/25/2035		2,381	1,628
0.426% due 07/25/2035		4,656	2,848
0.486% due 06/25/2037 (a)		2,163	751
0.966% due 05/25/2034		21	15
2.501% due 01/25/2036		11,741	7,196
2.664% due 12/25/2034		2,625	1,964
2.725% due 10/25/2034		7,380	6,885
2.729% due 01/25/2035		269	196
4.728% due 04/25/2037		15,630	7,504
4.970% due 09/25/2035		6,099	3,056
5.000% due 08/25/2035		3,126	2,239
5.088% due 01/25/2036		1,637	1,177
5.122% due 10/25/2035		1,465	1,108
5.198% due 06/25/2035		2,696	2,035
5.244% due 06/25/2036		2,594	2,077
5.311% due 04/25/2037 (a)		35,529	19,292
Jamaica Housing Development
3.104% due 10/01/2018		4,839	4,735
JPMorgan Alternative Loan Trust
0.356% due 08/25/2036		30,000	22,683
5.550% due 10/25/2036		524	498
JPMorgan Chase Commercial Mortgage Securities Corp.
0.036% due 01/12/2043 (b)		9,701	3
0.562% due 07/15/2019		14,568	13,836
2.749% due 11/15/2043		770	767
3.341% due 07/15/2046		25,100	25,125
3.673% due 02/16/2046		32,700	33,260
3.853% due 06/15/2043		27,216	28,166
4.372% due 10/12/2037		198	200
4.393% due 07/12/2037		16	16
4.678% due 07/15/2042		13,459	13,855
4.824% due 09/12/2037		7,714	7,760
4.918% due 10/15/2042		200	216
4.936% due 08/15/2042		200	215
5.038% due 03/15/2046		485	523
5.050% due 12/12/2034		10,000	10,404
5.247% due 01/12/2043		476	475
5.298% due 05/15/2047		8,200	8,308
5.336% due 05/15/2047		235,858	251,294
5.379% due 04/15/2043		28	28
5.399% due 05/15/2045		2,235	2,417
5.420% due 01/15/2049		69,184	74,226
5.429% due 12/12/2043		500	540
5.440% due 06/12/2047		59,860	64,018
5.457% due 01/12/2043		4,040	4,370
5.794% due 02/12/2051		15,695	17,050
5.857% due 10/12/2035		641	642
5.882% due 02/15/2051		33,040	35,952
5.915% due 02/12/2049		4,250	4,569
5.932% due 02/12/2049		79,566	86,417
6.067% due 04/15/2045		43,365	48,151
JPMorgan Mortgage Trust
2.115% due 11/25/2033		54	54
2.739% due 02/25/2036		55,290	42,767
2.842% due 07/25/2035		29,495	28,442
2.896% due 02/25/2036		2,522	2,359
2.967% due 07/25/2035		2,960	2,755
2.968% due 07/25/2035		12,344	11,762
3.079% due 08/25/2035		9,011	7,341
3.141% due 08/25/2035		5,551	4,671
3.208% due 10/25/2035		43,009	37,394
4.692% due 07/25/2035		6,940	6,390
4.720% due 02/25/2034		2,468	2,472
4.881% due 04/25/2035		1,118	1,041
5.000% due 08/25/2020		24,725	24,385
5.015% due 02/25/2035		5,464	5,439
5.080% due 10/25/2035		26,445	23,669
5.156% due 06/25/2035		29,569	29,268
5.180% due 06/25/2035		40,365	40,057
5.262% due 10/25/2035		2,042	1,707
5.275% due 07/25/2035		9,232	8,309
5.346% due 10/25/2036		12,427	9,494
5.359% due 07/25/2035		3,053	3,002
5.370% due 08/25/2035		12,068	11,176
5.398% due 11/25/2035		7,440	7,108
5.433% due 09/25/2035		2,494	2,336
5.456% due 07/27/2037		32,137	27,015
5.500% due 07/25/2036		6,664	6,280
5.634% due 04/25/2037		42	40
5.646% due 04/25/2036		21,603	20,541
5.655% due 04/25/2036		12,600	10,196
5.679% due 05/25/2036		12,488	10,199
5.750% due 01/25/2036		13,616	12,653
5.872% due 10/25/2036		79,112	63,806
6.500% due 07/25/2036		12,215	11,713
LB Commercial Conduit Mortgage Trust
6.169% due 07/15/2044		23,694	25,772
LB Mortgage Trust
8.459% due 01/20/2017		7,509	7,678
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030		27	27
4.563% due 09/15/2026		3,712	3,765
4.568% due 01/15/2031		390	411
4.739% due 07/15/2030		200	214
4.742% due 02/15/2030		45	48
5.084% due 02/15/2031		151	152
5.124% due 11/15/2032		405	432
5.303% due 02/15/2040		469	478
5.372% due 09/15/2039		20,900	22,744
5.424% due 02/15/2040		75,816	81,763
5.430% due 02/15/2040		88,983	94,905
5.532% due 03/15/2032		11	11
5.661% due 03/15/2039		16,790	18,376
5.866% due 09/15/2045		47,205	51,369
6.067% due 06/15/2038		2,516	2,781
6.133% due 12/15/2030		646	649
6.365% due 12/15/2028		139	139
Lehman Mortgage Trust
0.506% due 08/25/2036		27,357	23,825
6.475% due 04/25/2036		3,892	3,730
Luminent Mortgage Trust
0.356% due 12/25/2036		21,422	13,315
0.366% due 12/25/2036		8,763	5,010
0.386% due 10/25/2046		7,631	5,128
Mall Funding PLC
1.499% due 04/22/2017	GBP	17,716	24,613
MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046		$12,852	7,239
0.426% due 05/25/2037		2,587	1,253
0.486% due 05/25/2047		1,000	313
2.432% due 07/25/2035		4,851	3,795
2.622% due 05/25/2034		389	315
2.648% due 10/25/2032		2,053	2,011
2.813% due 12/25/2033		489	440
2.836% due 11/21/2034		16,700	16,032
MASTR Alternative Loans Trust
0.586% due 11/25/2033		372	368
0.586% due 03/25/2036		11,095	3,649
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,006	2,109
5.750% due 05/25/2036		23,856	21,718
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		1,406	1,419
MASTR Seasoned Securities Trust
6.215% due 09/25/2017		8,995	9,416
6.500% due 08/25/2032		19,255	20,060
Mellon Residential Funding Corp.
0.627% due 12/15/2030		2,487	2,301
0.667% due 06/15/2030		3,892	3,759
0.887% due 11/15/2031		12,286	11,345
0.927% due 09/15/2030		3,170	2,658
1.067% due 11/15/2031		193	138
2.610% due 10/20/2029		7,095	6,478
Merrill Lynch Alternative Note Asset
0.486% due 03/25/2037		4,752	1,881
5.074% due 06/25/2037 (a)		3,591	1,820
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		10,430	11,124
5.378% due 08/12/2048		25,620	27,068
5.414% due 07/12/2046		300	323
5.485% due 03/12/2051		33,790	35,916
5.700% due 09/12/2049		95,607	103,037
5.810% due 06/12/2050		29,150	31,223
6.164% due 08/12/2049		58,832	64,458
Merrill Lynch Floating Trust
0.257% due 06/15/2022		181	178
0.728% due 07/09/2021		68,086	65,441
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,374	1,011
0.436% due 08/25/2036		1,451	1,142
1.930% due 12/25/2032		1,152	1,098
2.290% due 05/25/2033		1,227	1,208
2.302% due 02/25/2033		63	59
2.545% due 02/25/2034		29	28
2.622% due 02/25/2035		6,603	6,277
2.624% due 06/25/2035		33,184	29,247
2.655% due 12/25/2035		3,976	3,407
2.716% due 08/25/2034		3,427	3,269
2.837% due 05/25/2033		16	15
5.266% due 09/25/2035		41,051	36,253
5.426% due 12/25/2035		16,749	14,572
6.310% due 11/15/2026		13	14
7.045% due 12/15/2030		2,805	3,047
Merrill Lynch Mortgage Trust
5.916% due 06/12/2050		5,977	6,112
6.020% due 06/12/2050		13,851	14,836
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		15,933	11,670
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		2,242	1,931
0.516% due 11/25/2029		802	713
0.820% due 11/25/2029		1,127	1,056
0.846% due 06/25/2028		3,109	2,925

1.191% due 10/25/2035		1,989	1,640
1.653% due 10/25/2035		89,605	80,275
1.955% due 01/25/2029		1,039	1,005
1.991% due 02/25/2036		11,690	9,534
2.169% due 04/25/2035		1,042	978
2.438% due 05/25/2036		6,667	6,233
4.250% due 10/25/2035		3,614	3,015
5.711% due 06/25/2037		4,040	3,612
Morgan Stanley Capital I
0.247% due 10/15/2020		34,132	33,316
0.406% due 05/24/2043		4,818	4,718
0.687% due 12/15/2020		17,613	17,124
4.700% due 07/15/2056		100	106
5.168% due 01/14/2042		200	216
5.283% due 11/12/2041		38	38
5.332% due 12/15/2043		41,870	45,261
5.364% due 03/15/2044		2,500	2,655
5.447% due 02/12/2044		530	571
5.514% due 11/12/2049		500	544
5.569% due 12/15/2044		26,700	28,357
5.599% due 03/12/2044		700	768
5.610% due 04/15/2049		24,038	24,715
5.692% due 04/15/2049		58,600	62,928
5.789% due 06/11/2042		300	332
5.809% due 12/12/2049		107,810	118,387
5.852% due 12/12/2049		385	408
6.074% due 06/11/2049		35,809	39,180
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,314	27,321
5.500% due 04/25/2017		10	10
5.980% due 01/15/2039		42	43
Morgan Stanley Mortgage Loan Trust
0.496% due 01/25/2035		26	22
2.301% due 06/25/2036		4,825	4,492
5.146% due 07/25/2035		5,086	4,528
5.437% due 06/25/2036		28,089	15,590
5.701% due 02/25/2047		3,888	2,603
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		60,436	52,220
5.992% due 08/12/2045		138,837	152,039
5.992% due 08/15/2045		81,900	89,688
New York Mortgage Trust
2.820% due 05/25/2036		37,756	30,211
Newgate Funding PLC
1.424% due 12/15/2050	GBP	56,731	88,686
2.071% due 12/15/2050	EUR	107,200	133,848
Nomura Asset Acceptance Corp.
0.406% due 05/25/2035		$1,333	1,126
2.583% due 10/25/2035		263	178
5.363% due 02/25/2036 (a)		1,290	797
5.820% due 03/25/2047		2,847	2,323
6.138% due 03/25/2047		2,616	2,148
7.000% due 02/19/2030		2,063	2,071
OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	64,405
Ocwen Residential MBS Corp.
7.000% due 10/25/2040		128	15
Opera Finance PLC
1.517% due 01/15/2015	EUR	14,050	17,223
Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035		$1,471	1,379
0.566% due 12/25/2035		32,107	19,722
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		22	25
Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	1
Paragon Mortgages PLC
1.059% due 10/15/2041	GBP	2,586	3,502
1.182% due 05/15/2041		27,985	38,988
1.199% due 04/16/2035		6,354	8,952
Permanent Master Issuer PLC
0.358% due 10/15/2033		$6,500	6,470
0.388% due 07/15/2033		10,000	9,873
0.919% due 10/15/2033	GBP	18,000	28,387
PHH Alternative Mortgage Trust
0.346% due 02/25/2037		$18,525	11,632
Prime Mortgage Trust
0.586% due 02/25/2019		828	808
0.586% due 02/25/2034		6,907	6,528
5.000% due 02/25/2019		33	33
Provident Funding Mortgage Loan Trust
2.618% due 10/25/2035		6,327	6,008
2.663% due 04/25/2034		8,143	7,851
RBSCF Trust
5.223% due 08/16/2048		48,438	51,265
5.305% due 01/16/2049		15,013	15,198
5.331% due 02/16/2044		21,173	22,681
5.336% due 05/16/2047		29,124	31,725
5.420% due 01/16/2049		28,804	31,332
5.467% due 09/16/2039		1,900	2,069
5.692% due 04/16/2049		26,300	29,020
5.695% due 09/16/2040		7,500	8,273
6.068% due 09/17/2039		2,600	2,841
6.096% due 02/16/2051		42,211	46,753
6.213% due 12/16/2049		37,000	40,497
RBSSP Resecuritization Trust
0.406% due 10/27/2036		5,414	2,907
0.426% due 08/27/2037		8,000	4,308
0.456% due 09/27/2037		9,300	4,790
0.516% due 02/27/2037		6,317	3,553
Real Estate Capital PLC
1.049% due 07/25/2016	GBP	28,661	44,335
Regal Trust IV
2.952% due 09/29/2031		$739	684
Resecuritization Mortgage Trust
0.436% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.366% due 06/25/2046		129,508	47,867
0.436% due 08/25/2037		10,911	6,929
0.486% due 08/25/2035		1,119	681
0.491% due 09/25/2046		457	78
0.516% due 03/25/2037		2,853	1,008
0.586% due 01/25/2033		53	51
0.836% due 07/25/2033		213	189
3.343% due 08/25/2035 (a)		1,881	935
5.250% due 09/25/2020		31,751	30,892
5.681% due 09/25/2035		2,359	1,622
5.714% due 02/25/2036 (a)		2,325	1,178
6.000% due 06/25/2036		159	99
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		540	581
Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)		27,027	12,093
0.636% due 12/25/2036 (a)		914	336
0.686% due 03/25/2035		20,786	15,924
5.000% due 08/25/2019		7,447	7,449
5.500% due 07/25/2035		1,012	790
5.750% due 02/25/2036 (a)		1,996	1,375
6.250% due 10/25/2036 (a)		1,208	825
Residential Funding Mortgage Securities I
0.586% due 07/25/2018		222	216
3.246% due 09/25/2035		269	184
5.250% due 03/25/2034		70	71
5.272% due 06/25/2035		5,492	4,974
5.500% due 12/25/2034		1,600	1,507
6.000% due 06/25/2036		5,930	4,695
6.500% due 03/25/2032		447	465
ResLoC U.K. PLC
1.044% due 12/15/2043	GBP	5,000	5,637
RMAC Securities PLC
0.974% due 06/12/2044		21,344	30,279
1.614% due 06/12/2044	EUR	4,105	5,177
Saecure BV
1.584% due 05/25/2036		402	582
Salomon Brothers Mortgage Securities VII, Inc.
0.686% due 05/25/2032		$130	106
2.785% due 12/25/2030		234	239
4.000% due 12/25/2018		158	164
4.865% due 03/18/2036		80	82
5.045% due 03/18/2036		40	40
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		140	160
Sears Mortgage Securities
12.000% due 02/25/2014		25	27
Securitized Asset Sales, Inc.
2.565% due 11/26/2023		138	133
Sequoia Mortgage Trust
0.386% due 07/20/2036		8,108	6,406
0.536% due 10/19/2026		460	412
0.536% due 07/20/2033		642	601
0.846% due 06/20/2033		52	46
0.946% due 10/20/2027		400	363
2.512% due 01/20/2047		6,899	5,040
2.791% due 04/20/2035		28,369	26,643
5.401% due 09/20/2046		15,254	12,685
5.498% due 01/20/2047		9,737	8,086
Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030		1,070	1,112
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037		333	196
0.426% due 06/25/2035		946	785
0.506% due 10/25/2035		25,529	16,861
1.695% due 01/25/2035		470	300
2.506% due 03/25/2034		2,534	2,452
2.542% due 05/25/2034		401	362
2.545% due 06/25/2035		4,898	3,879
2.580% due 02/25/2034		3,777	3,543
2.581% due 07/25/2034		3,165	2,879
2.593% due 04/25/2034		7,470	6,570
2.609% due 01/25/2035		490	398
2.619% due 08/25/2034		2,363	2,059
2.626% due 01/25/2036		5,926	4,828
2.638% due 08/25/2035		120	94
5.027% due 09/25/2034		1,348	1,282
5.027% due 09/25/2036		4,100	2,199
5.123% due 05/25/2036		4,100	3,514
5.190% due 12/25/2034		258	209
5.253% due 11/25/2035		1,665	1,061
5.389% due 07/25/2035		1,925	1,661
5.759% due 03/25/2036		2,436	1,724
5.914% due 02/25/2036		2,778	1,981
6.000% due 10/25/2037 (a)		2,006	881
Structured Asset Mortgage Investments, Inc.
0.306% due 08/25/2036		20,716	12,667
0.316% due 03/25/2037		4,783	2,752
0.356% due 03/25/2037		1,187	252
0.376% due 06/25/2036		1,589	1,007
0.376% due 07/25/2046		47,612	27,897
0.396% due 04/25/2036		1,756	1,078
0.396% due 08/25/2036		4,389	2,716

0.396% due 05/25/2046	198	110
0.406% due 05/25/2036	60	34
0.406% due 05/25/2046	16,496	7,382
0.406% due 09/25/2047	300	119
0.416% due 05/25/2045	1,654	1,041
0.436% due 07/19/2035	2,982	2,604
0.446% due 05/25/2046	519	121
0.486% due 08/25/2036	1,100	329
0.496% due 12/25/2035	7,740	4,495
0.516% due 10/19/2034	1,034	924
0.536% due 03/19/2034	15	13
0.766% due 07/19/2034	36	32
0.846% due 09/19/2032	9,182	8,023
1.026% due 10/19/2033	1,326	1,085
3.921% due 05/25/2022	1,036	1,028
4.601% due 05/02/2030	1	1
9.166% due 06/25/2029	84	90
Structured Asset Securities Corp.
0.236% due 05/25/2036	72	72
1.955% due 05/25/2032	263	235
2.264% due 07/25/2032	760	676
2.313% due 01/25/2032	1,858	1,599
2.519% due 01/25/2034	7,932	7,005
2.563% due 06/25/2033	7,219	6,889
2.679% due 02/25/2032	1,630	1,581
2.756% due 10/25/2035	882	714
5.250% due 12/25/2034	1,091	1,088
5.416% due 03/25/2033	4,436	4,280
5.750% due 02/25/2035	35,235	35,944
7.500% due 10/25/2036	6,005	5,655
8.104% due 04/15/2027	49	49
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	35	35
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	1,512	835
5.970% due 09/25/2036	5,726	1,277
6.014% due 07/25/2037	2,938	1,606
6.500% due 07/25/2036	11,038	4,821
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	2,960	2,845
0.296% due 11/25/2046	1,699	1,678
0.306% due 10/25/2046	16,083	15,987
0.316% due 06/25/2037	2,203	2,149
0.406% due 06/25/2047	9,009	8,752
0.886% due 12/25/2033	3,823	3,461
3.082% due 10/25/2043	1,250	1,139
5.584% due 09/25/2047	175,931	143,819
UBS Commercial Mortgage Trust
1.087% due 07/15/2024	97,774	92,335
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	11,674	10,593
0.277% due 09/15/2021	39,522	38,131
0.365% due 06/15/2049	184,300	147,501
5.090% due 07/15/2042	77	82
5.118% due 07/15/2042	100	109
5.215% due 01/15/2041	450	484
5.308% due 11/15/2048	41,805	45,175
5.342% due 12/15/2043	194,250	204,682
5.416% due 01/15/2045	16,615	18,220
5.509% due 04/15/2047	58,608	61,657
5.678% due 05/15/2046	16,665	18,001
5.825% due 05/15/2043	50	51
5.860% due 05/15/2043	655	723
5.932% due 06/15/2049	365	390
Wachovia Mortgage Loan Trust LLC
5.096% due 08/20/2035	20,603	18,474
5.243% due 10/20/2035	3,731	3,593
5.766% due 03/20/2037	10,676	9,685
WaMu Mortgage Pass-Through Certificates
0.406% due 07/25/2046	391	32
0.416% due 04/25/2045	2,496	2,082
0.446% due 11/25/2045	5,448	4,546
0.456% due 12/25/2045	992	824
0.466% due 11/25/2045	3,986	3,114
0.476% due 10/25/2045	34,982	28,855
0.496% due 01/25/2045	2,532	2,064
0.506% due 01/25/2045	3,825	3,111
0.548% due 11/25/2034	7,512	6,175
0.558% due 11/25/2034	2,565	2,092
0.596% due 11/25/2045	797	508
0.596% due 12/25/2045	739	484
0.678% due 11/25/2034	1,246	858
0.978% due 02/25/2047	51,037	32,419
0.978% due 03/25/2047	43,967	27,593
1.018% due 01/25/2047	21,274	11,975
1.038% due 04/25/2047	30,182	21,265
1.048% due 05/25/2047	30,138	20,254
1.088% due 12/25/2046	1,339	932
1.088% due 07/25/2047	1,147	743
1.098% due 12/25/2046	20,363	12,707
1.258% due 06/25/2046	37,726	28,524
1.278% due 02/25/2046	1,721	1,300
1.278% due 08/25/2046	390	257
1.478% due 11/25/2042	823	710
1.491% due 05/25/2041	34	31
1.678% due 06/25/2042	1,851	1,480
1.678% due 08/25/2042	169	148
1.778% due 11/25/2046	4,356	3,236
2.255% due 03/25/2033	50	48
2.567% due 03/25/2036	29,378	22,916
2.571% due 05/25/2035	78,209	63,011
2.573% due 03/25/2034	2,159	2,104
2.576% due 06/25/2033	9,266	9,187
2.582% due 04/25/2035	14,786	12,523
2.590% due 12/25/2035	39,585	30,697
2.606% due 01/25/2033	429	403
2.609% due 02/27/2034	2,507	2,508
2.665% due 12/25/2035	25,000	20,725
2.671% due 02/25/2037	49,606	38,104
2.722% due 10/25/2035	4,455	3,830
2.725% due 03/25/2037	98,025	83,533
2.735% due 08/25/2034	1,209	1,154
2.748% due 08/25/2035	12,836	11,733
2.765% due 09/25/2035	37,826	30,371
2.782% due 09/25/2033	393	387
2.859% due 05/25/2046	2,596	1,786
2.859% due 07/25/2046	2,262	1,653
2.859% due 08/25/2046	1,338	1,000
2.859% due 09/25/2046	1,860	1,438
2.859% due 10/25/2046	28,536	20,894
2.859% due 12/25/2046	16,879	12,084
3.406% due 12/25/2036	28,879	21,757
5.028% due 01/25/2037	12,701	9,625
5.184% due 12/25/2035	8,179	7,630
5.239% due 04/25/2037	8,708	6,339
5.302% due 12/25/2036	7,965	5,876
5.405% due 02/25/2037	23,828	15,721
5.523% due 08/25/2035	10,575	9,283
5.554% due 05/25/2037	21,278	16,359
5.640% due 02/25/2037	31,273	23,066
5.666% due 03/25/2036	48,227	43,161
5.705% due 08/25/2036	24,491	20,456
5.716% due 08/25/2036	29,624	23,421
5.835% due 09/25/2036	13,348	10,080
5.959% due 08/25/2046	29,626	25,527
6.000% due 07/25/2034	1,216	1,293
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.048% due 04/25/2047	930	270
1.248% due 05/25/2046	9,707	5,209
6.268% due 07/25/2036	2,157	1,207
Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	3	3
2.283% due 02/25/2033	47	42
2.350% due 05/25/2033	229	210
2.513% due 06/25/2033	8,383	8,053
2.609% due 01/25/2035	883	831
6.500% due 06/25/2032	8	8
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037	6,004	4,885
2.739% due 12/25/2034	30,144	29,036
2.740% due 03/25/2036	5,645	4,333
2.742% due 03/25/2035	6,665	5,863
2.742% due 05/25/2035	3,732	3,454
2.745% due 01/25/2035	11,159	9,972
2.756% due 10/25/2035	5,423	4,908
2.756% due 03/25/2036	186,098	166,211
2.760% due 11/25/2034	2,497	2,427
2.770% due 04/25/2036	29,045	21,059
2.771% due 12/25/2034	3,039	3,025
2.771% due 07/25/2035	94,634	85,234
2.787% due 10/25/2035	2,176	1,954
2.802% due 04/25/2036	101	93
2.807% due 10/25/2035	633	615
2.814% due 10/25/2035	25,859	23,204
2.816% due 10/25/2035	35,373	30,304
2.819% due 03/25/2036	8,853	7,499
2.824% due 09/25/2034	693	671
2.832% due 09/25/2034	18,369	18,317
2.846% due 05/25/2035	6,527	5,875
2.917% due 06/25/2035	3,985	3,914
4.500% due 11/25/2018	35	36
4.557% due 12/25/2033	7,096	7,057
4.615% due 01/25/2034	2,413	2,430
4.618% due 09/25/2033	784	803
4.688% due 12/25/2033	703	716
4.709% due 07/25/2034	109	112
4.909% due 01/25/2035	981	959
5.000% due 06/25/2033	1,869	1,839
5.000% due 03/25/2036	5,435	5,057
5.057% due 03/25/2036	56,450	55,898
5.205% due 10/25/2035	61,593	60,279
5.254% due 05/25/2035	16,182	15,593
5.400% due 03/25/2036	530	499
5.500% due 01/25/2036	11,972	10,968
5.511% due 09/25/2036	10,705	8,576
5.620% due 04/25/2036	38,758	35,395
5.750% due 03/25/2036	15,283	14,822
5.750% due 02/25/2037	1,500	1,376
5.750% due 04/25/2037	12,497	11,290
6.000% due 08/25/2036	11,123	10,989
6.000% due 03/25/2037	12,100	10,694
6.000% due 04/25/2037	4,500	4,149
6.000% due 07/25/2037	25,576	22,882
6.000% due 08/25/2037	33,870	31,181

Total Mortgage-Backed Securities (Cost $15,464,585)		15,879,621

ASSET-BACKED SECURITIES 1.6%
ACA CLO Ltd.
0.524% due 01/20/2021		20,000	18,902
Access Group, Inc.
1.574% due 10/27/2025		8,437	8,529
Accredited Mortgage Loan Trust
4.980% due 10/25/2033		3,742	2,974
ACE Securities Corp.
0.236% due 12/25/2036		35	34
0.246% due 10/25/2036		27	8
AFC Home Equity Loan Trust
0.896% due 12/22/2027		6	4
Alzette European CLO S.A.
0.567% due 12/15/2020		7,265	7,048
Ameriquest Mortgage Securities, Inc.
0.386% due 05/25/2035		4,357	4,255
0.416% due 11/25/2035		258	247
1.046% due 10/25/2033		13	13
5.211% due 11/25/2035		5,094	5,318
AMMC CDO
0.482% due 05/03/2018		19,000	18,590
Amortizing Residential Collateral Trust
0.456% due 06/25/2032		304	257
0.766% due 07/25/2032		97	87
0.886% due 10/25/2031		139	113
Anthracite CDO I Ltd.
1.186% due 12/24/2037		5,000	4,739
Aquilae CLO PLC
1.469% due 01/17/2023	EUR	29,057	39,486
Argent Securities, Inc.
0.386% due 10/25/2035		$2,257	2,071
Armstrong Loan Funding Ltd.
0.823% due 08/01/2016		13,039	13,011
1.273% due 08/01/2016		11,153	10,864
Asset-Backed Funding Certificates
0.246% due 01/25/2037		4	4
0.496% due 01/25/2035		1,516	1,358
0.536% due 06/25/2034		2,709	2,160
0.616% due 12/25/2030		2,196	2,031
Asset-Backed Securities Corp. Home Equity
0.266% due 05/25/2037		3,082	2,611
0.461% due 09/25/2034		597	539
0.676% due 07/25/2035		3,414	3,316
BA Credit Card Trust
0.887% due 12/15/2014		150	151
Bank One Issuance Trust
0.437% due 05/16/2016		500	501
Bear Stearns Asset-Backed Securities Trust
0.226% due 02/25/2037		1,035	1,013
0.236% due 11/25/2036		395	380
0.246% due 01/25/2037		479	449
0.256% due 12/25/2036		3,578	3,359
0.266% due 10/25/2036		51	49
0.276% due 06/25/2047		20	19
0.296% due 11/25/2036		1,078	769
0.336% due 01/25/2037		10,939	9,431
0.346% due 01/25/2037		25,162	11,226
0.376% due 01/25/2047		8,043	7,666
0.386% due 04/25/2037		12,000	7,255
0.586% due 10/27/2032		1,199	1,048
0.706% due 07/25/2035		2,885	2,765
0.826% due 12/25/2034		7	6
0.846% due 10/25/2032		3,975	3,522
1.186% due 10/25/2037		575	356
1.186% due 11/25/2042		516	458
3.121% due 06/25/2043		1,662	1,576
3.148% due 10/25/2036		324	246
3.374% due 07/25/2036		335	235
BNC Mortgage Loan Trust
0.286% due 05/25/2037		860	745
Callidus Debt Partners Fund Ltd.
0.536% due 04/17/2020		29,868	28,833
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		8,436	8,453
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		280	276
0.286% due 06/25/2037		2,196	1,999
0.306% due 02/25/2037		126	120
0.426% due 10/25/2036		13,800	4,843
0.506% due 10/25/2035		1,163	1,088
0.566% due 12/25/2035		21,844	17,296
Chase Funding Mortgage Loan Asset-Backed Certificates
0.826% due 08/25/2032		989	858
0.926% due 10/25/2032		380	326
4.499% due 11/25/2034		26	26
Chase Issuance Trust
1.747% due 09/15/2015		1,200	1,237
5.120% due 10/15/2014		100	106
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	200	290
Citibank Credit Card Issuance Trust
4.850% due 04/22/2015		$125	134
Citibank Omni Master Trust
2.287% due 05/16/2016		135,495	137,156
2.937% due 08/15/2018		30,300	31,880
4.900% due 11/15/2018		125,000	135,323
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,489
Citigroup Mortgage Loan Trust, Inc.
0.226% due 12/25/2036		27	26
0.246% due 05/25/2037		4,848	4,651
0.246% due 07/25/2045		6,595	5,406
0.256% due 05/25/2037		12,711	11,384
0.336% due 10/25/2036		4,699	4,371
5.764% due 01/25/2037		2,317	1,308
Clearwater Funding CBO
0.857% due 07/15/2013		9,418	9,121
Commercial Industrial Finance Corp.
0.527% due 05/10/2021		10,600	9,925
Conseco Finance
0.637% due 05/15/2032		145	141
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		186	197
6.681% due 12/01/2033		552	588
6.990% due 07/01/2031		759	782
Conseco Financial Corp.
6.240% due 12/01/2028		95	98
6.870% due 04/01/2030		616	658
7.140% due 01/15/2029		51	55
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		666	650
0.236% due 08/25/2037		9,443	9,187
0.236% due 06/25/2047		350	348
0.256% due 06/25/2047		26	25
0.266% due 10/25/2047		302	298
0.276% due 06/25/2037		261	256
0.336% due 02/25/2037		38,160	24,314
0.336% due 01/25/2045		27,142	20,764
0.336% due 06/25/2047		50,150	24,192
0.366% due 09/25/2036		5,494	4,523
0.386% due 08/25/2034		1,525	1,374
0.436% due 04/25/2036		11,332	10,000
0.436% due 05/25/2036		21,455	19,448
0.476% due 07/25/2036		7,400	2,740
0.476% due 08/25/2036		8,697	2,903
0.526% due 12/25/2036		97	43
0.576% due 11/25/2034		7,780	6,800
0.666% due 12/25/2031		275	144
0.926% due 05/25/2032		22	19
4.693% due 10/25/2035		17,981	16,189
4.740% due 10/25/2035		2,101	2,010
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		972	787
0.886% due 07/25/2032		54	41
0.926% due 08/25/2032		2,042	1,488
0.986% due 05/25/2043		2,000	1,691
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		327	261
0.256% due 01/25/2037		44	12
0.306% due 07/25/2037		920	853
1.286% due 04/25/2032		370	307
4.831% due 08/25/2035		98	96
6.280% due 05/25/2035		1,793	1,654
Daimler Chrysler Auto Trust
1.670% due 09/10/2012		52	52
Delta Funding Home Equity Loan Trust
1.007% due 09/15/2029		210	169
Denver Arena Trust
6.940% due 11/15/2019		2,822	2,899
Educational Services of America, Inc.
1.124% due 07/25/2023		63,916	64,028
EMC Mortgage Loan Trust
0.556% due 05/25/2040		71	59
Equity One ABS, Inc.
0.746% due 11/25/2032		120	104
Fifth Third Auto Trust
4.810% due 01/15/2013		51	51
First Alliance Mortgage Loan Trust
0.946% due 03/20/2031		435	370
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		320	319
0.246% due 10/25/2036		276	267
0.256% due 12/25/2036		413	409
0.466% due 10/25/2035		6,549	6,218
0.556% due 12/25/2034		73	73
First NLC Trust
0.256% due 08/25/2037		1,902	1,037
0.456% due 02/25/2036		28,284	21,424
FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		11	7
7.900% due 04/15/2019		4	4
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		2	2
4.950% due 03/15/2013		25	25
Foxe Basin CLO Ltd.
1.147% due 12/15/2015		491	490
Fremont Home Loan Trust
0.246% due 01/25/2037		132	125
0.296% due 02/25/2036		68	67
0.516% due 01/25/2036		14,055	8,427
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036		14	5
Globaldrive BV
3.000% due 07/20/2015	EUR	7,734	11,246
4.000% due 10/20/2016		414	607

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	492
8.300% due 10/15/2026		500	554
Grosvenor Place CLO BV
1.721% due 03/28/2023	EUR	127,000	170,858
GSAA Trust
0.486% due 03/25/2037		$5,125	2,706
0.486% due 05/25/2047		1,000	639
GSAMP Trust
0.256% due 10/25/2036		12	12
0.256% due 12/25/2036		484	333
0.276% due 11/25/2035		669	97
0.416% due 03/25/2047		10,726	3,761
0.526% due 01/25/2035		672	643
1.036% due 02/25/2047		99,704	75,128
GSPA Monetization Trust
6.422% due 10/09/2029		14,728	14,528
GSRPM Mortgage Loan Trust
0.886% due 01/25/2032		600	563
Gulf Stream Sextant CLO Ltd.
0.488% due 08/21/2020		10,000	9,725
Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	14,289	19,688
Harley-Davidson Motorcycle Trust
5.120% due 08/15/2013		$15	15
Hewett’s Island CDO Ltd.
0.492% due 12/05/2018		4,448	4,198
Home Equity Asset Trust
0.246% due 05/25/2037		4,478	4,378
0.356% due 08/25/2036		8,875	7,330
0.786% due 11/25/2032		154	114
HSBC Asset Loan Obligation
0.246% due 12/25/2036		421	386
HSBC Home Equity Loan Trust
0.336% due 03/20/2036		6,720	6,181
0.456% due 01/20/2035		2,134	1,926
0.476% due 01/20/2034		29,766	26,718
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		656	495
0.236% due 12/25/2036		1,455	1,436
0.246% due 05/25/2037		27	27
ICE EM CLO
0.815% due 08/15/2022		122,000	108,065
Illinois Student Assistance Commission
0.754% due 04/25/2017		3,131	3,131
IMC Home Equity Loan Trust
5.808% due 07/25/2026		62	59
7.310% due 11/20/2028		26	25
7.500% due 04/25/2026		4	4
7.520% due 08/20/2028		22	22
IXIS Real Estate Capital Trust
0.526% due 02/25/2036		586	509
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		931	912
0.246% due 03/25/2047		2,623	2,200
0.266% due 08/25/2036		487	143
0.266% due 03/25/2037		48	45
0.276% due 10/25/2036		100	97
0.376% due 05/25/2035		611	526
Jubilee CDO BV
2.016% due 10/15/2019	EUR	11,278	15,699
L.A. Arena Funding LLC
7.656% due 12/15/2026		$211	223
LCM LP
0.476% due 03/21/2019		17,300	16,383
Lehman ABS Mortgage Loan Trust
0.276% due 06/25/2037		6,749	2,279
Lightpoint CLO Ltd.
1.261% due 02/15/2014		12,300	12,054
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		5,146	4,185
Magi Funding PLC
1.835% due 04/11/2021	EUR	70,037	94,960
Magnolia Funding Ltd.
3.000% due 04/20/2017		126,324	184,658
Massachusetts Educational Financing Authority
1.224% due 04/25/2038		$3,279	3,266
MASTR Asset-Backed Securities Trust
0.236% due 01/25/2037		163	43
0.266% due 05/25/2037		416	398
0.486% due 05/25/2037		33,655	29,559
MASTR Specialized Loan Trust
0.586% due 07/25/2034		913	856
Merrill Lynch First Franklin Mortgage Loan Trust
0.246% due 07/25/2037		582	570
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		823	807
0.306% due 02/25/2037		2,137	1,147
Mesa Trust Asset-Backed Certificates
0.986% due 12/25/2031		1,535	1,097
Mid-State Trust
6.005% due 08/15/2037		12	12
6.340% due 10/15/2036		18,511	17,383
7.340% due 07/01/2035		1,019	1,065
7.791% due 03/15/2038		3,582	3,451
8.330% due 04/01/2030		11,098	11,453
Morgan Stanley ABS Capital I
0.236% due 07/25/2036		392	126
0.246% due 05/25/2037		6,152	5,311
0.286% due 11/25/2036		4,514	3,286
0.986% due 07/25/2037		11,494	10,384
1.131% due 06/25/2034		4,523	3,482
1.186% due 03/25/2033		2,354	2,084
Morgan Stanley Home Equity Loan Trust
0.236% due 12/25/2036		1,650	1,616
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		5	2
0.296% due 11/25/2036		198	68
Morgan Stanley Mortgage Loan Trust
0.256% due 01/25/2047		21	19
0.416% due 02/25/2037		1,346	603
0.546% due 04/25/2037		5,855	2,539
5.726% due 10/25/2036		2,528	1,403
5.750% due 11/25/2036		2,807	1,346
5.750% due 04/25/2037		1,689	1,201
6.000% due 07/25/2047		1,837	1,363
Mountain Capital CLO Ltd.
0.676% due 02/15/2016		25,972	25,756
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		1,076	1,048
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		245	241
Navigator CDO Ltd.
1.111% due 11/15/2015		2,525	2,458
Nelnet Student Loan Trust
0.974% due 07/25/2018		8,530	8,576
1.204% due 10/25/2019		5,000	5,094
New Century Home Equity Loan Trust
0.446% due 06/25/2035		810	779
0.456% due 09/25/2035		10,230	9,816
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		24	24
Novastar Home Equity Loan
0.896% due 12/25/2033		1,572	1,412
NYLIM Flatiron CLO Ltd.
0.488% due 08/08/2020		10,750	10,166
Olympic CLO Ltd.
0.691% due 05/15/2016		286	285
Option One Mortgage Loan Trust
0.246% due 07/25/2037		38	36
0.276% due 04/25/2037		575	566
Ownit Mortgage Loan Asset-Backed Certificates
0.336% due 05/25/2037		35,407	21,136
Pacifica CDO Ltd.
0.611% due 02/15/2017		79,604	77,892
Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		744	754
Park Place Securities, Inc.
0.446% due 09/25/2035		247	221
0.836% due 10/25/2034		10,700	8,399
Penta CLO S.A.
1.934% due 06/04/2024	EUR	58,970	78,178
Popular ABS Mortgage Pass-Through Trust
0.276% due 01/25/2037		$238	237
0.276% due 06/25/2047		14,625	12,956
Primus CLO Ltd.
0.510% due 07/15/2021		478	441
Renaissance Home Equity Loan Trust
0.546% due 11/25/2034		604	491
0.686% due 12/25/2033		345	292
0.886% due 08/25/2032		104	84
5.565% due 02/25/2036		14	13
Residential Asset Mortgage Products, Inc.
0.586% due 06/25/2047		1,700	791
5.072% due 04/25/2034		3,751	3,577
Residential Asset Securities Corp.
0.256% due 02/25/2037		2	2
0.296% due 04/25/2037		29	28
0.686% due 07/25/2032 (a)		5	3
Residential Mortgage Loan Trust
1.750% due 09/25/2029		12	11
RMF Euro CDO S.A.
1.734% due 09/11/2022	EUR	17,403	23,582
SACO I, Inc.
0.306% due 05/25/2036		$1,953	1,778
0.396% due 03/25/2036		160	58
0.686% due 12/25/2035		160	54
Salomon Brothers Mortgage Securities VII, Inc.
0.746% due 09/25/2028		1,131	980
Saxon Asset Securities Trust
0.706% due 08/25/2032		89	88
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037		45	43
0.246% due 12/25/2036		364	116
0.316% due 05/25/2037		1,724	1,129
Security National Mortgage Loan Trust
0.476% due 10/25/2036		1,170	1,170
5.910% due 04/25/2037		283	283
Sherwood Castle Funding PLC
1.004% due 06/15/2016	GBP	5,200	7,997
1.681% due 03/15/2016	EUR	18,000	25,175
SLC Student Loan Trust
1.147% due 06/15/2021		$4,300	4,326
4.750% due 06/15/2033		86	87
SLM Student Loan Trust
0.274% due 07/25/2017		8,532	8,474
0.364% due 10/25/2022		2,700	2,680
0.384% due 04/25/2017		505	505
0.604% due 01/25/2022		12,000	11,593
0.674% due 10/27/2014		70	70
0.774% due 10/27/2014		9	9

0.774% due 10/25/2017		32,500	32,479
0.824% due 10/25/2017		150	150
0.924% due 04/25/2019		700	704
1.024% due 01/25/2019		40,000	40,493
1.174% due 07/25/2023		700	704
1.374% due 10/25/2016		1,594	1,612
1.374% due 07/25/2023		5,000	5,065
1.447% due 12/15/2033		30,800	31,319
1.574% due 01/25/2018		1,490	1,532
1.731% due 12/15/2023	EUR	183	253
1.774% due 04/25/2023		$1,053,489	1,088,723
1.974% due 07/25/2023		2,100	2,199
2.107% due 08/15/2016		23,877	23,882
2.837% due 12/16/2019		42,483	43,479
3.200% due 05/16/2044		5,439	5,648
3.437% due 05/16/2044		21,313	22,453
3.500% due 08/17/2043		70,091	70,275
4.500% due 11/16/2043		13,101	12,638
6.187% due 07/15/2042		155,506	148,062
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		1,474	464
0.266% due 06/25/2037		952	803
0.436% due 08/25/2037		3,828	1,492
0.486% due 11/25/2035		13	12
South Carolina Student Loan Corp.
0.804% due 03/01/2018		2,388	2,355
1.004% due 03/02/2020		700	696
1.254% due 09/03/2024		600	595
Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		1,273	1,152
0.286% due 11/25/2037		2,373	1,702
0.866% due 01/25/2034		23	19
Stone Tower CLO Ltd.
0.505% due 04/17/2021		5,000	4,655
Stony Hill CDO III Ltd.
0.742% due 10/15/2013		2,857	2,766
Structured Asset Investment Loan Trust
0.886% due 04/25/2033		2,194	1,863
Structured Asset Securities Corp.
0.236% due 09/25/2036		1	1
0.236% due 10/25/2036		17	17
0.266% due 01/25/2037		3,742	3,682
0.286% due 01/25/2037		116	87
0.326% due 05/25/2047		9,438	6,696
0.336% due 05/25/2037		1,420	1,343
0.396% due 09/25/2035		1,399	1,371
0.476% due 01/25/2033		4,954	4,480
0.486% due 06/25/2035		5,232	3,446
0.586% due 05/25/2034		19	16
1.694% due 04/25/2035		21,720	17,486
4.910% due 06/25/2033		76	75
Symphony CLO Ltd.
0.501% due 05/15/2019		82,500	78,136
WaMu Asset-Backed Certificates
0.236% due 01/25/2037		1,486	1,438
Wells Fargo Home Equity Trust
0.436% due 12/25/2035		2,130	2,122
Whitney CLO Ltd.
0.544% due 03/01/2017		3,979	3,848
Wind River CLO Ltd.
0.576% due 12/19/2016		10,461	10,100
WMC Mortgage Loan Pass-Through Certificates
0.867% due 05/15/2030		1,851	1,692
Wood Street CLO BV
1.763% due 03/29/2021	EUR	48,348	66,798

Total Asset-Backed Securities (Cost $3,877,912)			3,934,227

SOVEREIGN ISSUES 8.4%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	36,055
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	65,489
5.500% due 07/12/2020		$3,200	3,404
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,399
Brazil Government International Bond
5.625% due 01/07/2041		14,000	14,455
7.125% due 01/20/2037		120	149
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,865,784	4,348,081
10.000% due 01/01/2013		190,000	117,650
10.000% due 01/01/2014		134,000	81,290
10.000% due 01/01/2017		2,055,854	1,194,606
Canada Government Bond
1.500% due 06/01/2012	CAD	300	312
1.500% due 12/01/2012		150,000	155,692
1.750% due 03/01/2013		451,254	469,821
2.000% due 08/01/2013		463,500	484,558
2.000% due 12/01/2014		1,419,700	1,473,477
2.000% due 06/01/2016		166,000	169,497
2.250% due 08/01/2014		158,700	166,326
2.500% due 09/01/2013		567,300	599,027
2.500% due 06/01/2015		183,100	192,717
2.750% due 09/01/2016		202,800	213,966
3.000% due 12/01/2015		142,300	152,339
3.750% due 09/01/2011		1,250	1,302
4.500% due 06/01/2015		212,600	240,294
Canada Housing Trust No. 1
1.662% due 09/15/2014		200	210
2.450% due 12/15/2015		300	311
2.750% due 12/15/2015		290,200	304,941
3.350% due 12/15/2020		126,100	130,091
3.750% due 03/15/2020		35,000	37,481
3.950% due 12/15/2011		60,000	63,002
4.000% due 06/15/2012		375,600	399,332
4.550% due 12/15/2012		428,600	463,775
4.800% due 06/15/2012		448,500	480,336
Chile Government International Bond
5.500% due 01/15/2013		$50	53
China Development Bank Corp.
5.000% due 10/15/2015		24,200	26,627
China Government International Bond
4.750% due 10/29/2013		50	54
Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,464
8.125% due 05/21/2024		10	13
8.250% due 12/22/2014		10,010	12,167
Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,978
Export-Import Bank of Korea
0.523% due 10/04/2011		88,600	88,625
4.000% due 01/29/2021		86,100	79,632
4.125% due 09/09/2015		19,200	20,077
5.125% due 06/29/2020		110,350	112,151
5.875% due 01/14/2015		27,060	29,798
8.125% due 01/21/2014		32,000	36,732
Hydro Quebec
0.562% due 09/29/2049		5,600	4,339
8.400% due 01/15/2022		150	207
Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,592
6.875% due 03/09/2017		3,000	3,518
7.250% due 04/20/2015		12,837	14,871
7.500% due 01/15/2016		21,037	24,763
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	388,900	560,753
5.125% due 01/25/2016		15,900	22,964
International Bank for Reconstruction and Development
7.625% due 01/19/2023		$10	14
Israel Government International Bond
5.500% due 11/09/2016		57	64
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (h)	EUR	320,103	460,191
2.100% due 09/15/2021 (h)		551,450	748,383
2.350% due 09/15/2019 (h)		117,393	166,493
Korea Development Bank
0.538% due 11/22/2012		$9,900	9,742
4.000% due 09/09/2016		20,000	20,542
4.375% due 08/10/2015		5,000	5,251
5.750% due 09/10/2013		200	218
8.000% due 01/23/2014		41,900	47,707
Korea Expressway Corp.
5.125% due 05/20/2015		100	108
Korea Finance Corp.
3.250% due 09/20/2016		21,600	21,323
Korea Government Bond
4.875% due 09/22/2014		103	112
5.750% due 04/16/2014		10,000	11,057
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,300	5,468
4.125% due 12/15/2015 (l)		88,200	91,520
Malaysia Government International Bond
7.500% due 07/15/2011		100	100
Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	70,759
5.875% due 02/17/2014		$2,775	3,090
5.950% due 03/19/2019		90,526	104,331
6.000% due 06/18/2015	MXN	2,213,000	189,343
6.050% due 01/11/2040		$145,400	155,433
6.750% due 09/27/2034		317	370
7.500% due 04/08/2033		5,650	7,175
8.125% due 12/30/2019		1,000	1,395
9.500% due 12/18/2014	MXN	363,600	34,629
New South Wales Treasury Corp.
2.500% due 11/20/2035 (h)	AUD	10,000	10,477
New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	688
Panama Government International Bond
6.700% due 01/26/2036		$18,062	21,403
7.250% due 03/15/2015		34,700	41,050
9.375% due 04/01/2029		15,000	22,350
Poland Government International Bond
5.000% due 10/19/2015		100	108
6.250% due 07/03/2012		47	50
6.375% due 07/15/2019		36	41
Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000	10,356
Province of Ontario Canada
1.875% due 11/19/2012		$110	112
1.875% due 09/15/2015		72,800	73,069
3.150% due 09/08/2015	CAD	87,000	92,663
4.000% due 10/07/2019		$255	265
4.200% due 03/08/2018	CAD	35,400	38,919
4.200% due 06/02/2020		225,100	242,072

4.300% due 03/08/2017		152,800	169,972
4.400% due 06/02/2019		118,175	130,015
4.600% due 06/02/2039		122,060	131,633
4.650% due 06/02/2041		32,000	34,862
4.700% due 06/02/2037		48,400	52,821
5.450% due 04/27/2016		$800	917
5.500% due 06/02/2018	CAD	71,000	83,665
5.600% due 06/02/2035		25,000	30,706
5.850% due 03/08/2033		165,000	207,639
6.200% due 06/02/2031		5,000	6,510
6.500% due 03/08/2029		26,200	34,834
7.600% due 06/02/2027		20,000	29,052
Province of Quebec Canada
4.500% due 12/01/2016		20,700	23,218
4.500% due 12/01/2019		64,700	71,238
4.500% due 12/01/2020		784,800	857,226
4.600% due 05/26/2015		$300	333
4.625% due 05/14/2018		1,000	1,104
7.500% due 09/15/2029		210	282
Qatar Government International Bond
4.000% due 01/20/2015		85,000	89,250
5.150% due 04/09/2014		9,100	9,896
5.250% due 01/20/2020		85,200	91,249
6.400% due 01/20/2040		110,000	122,100
Republic of Germany Government Bond
3.250% due 07/04/2021	EUR	356,700	527,242
Russia Government International Bond
3.625% due 04/29/2015		$36,700	37,893
7.500% due 03/31/2030		117,549	138,855
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012		1,900	1,906
2.125% due 05/20/2012	EUR	100	146
South Africa Government International Bond
5.875% due 05/30/2022		$100	111
6.500% due 06/02/2014		27,000	30,415
6.875% due 05/27/2019		5,000	5,987
Spain Government Bond
4.650% due 07/30/2025	EUR	1,173,700	1,534,049
4.900% due 07/30/2040		55,700	69,489
Turkey Government International Bond
7.000% due 09/26/2016		$50,000	57,625

Total Sovereign Issues (Cost $18,981,522)			20,431,444

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,712,560	5,663
6.250% due 07/15/2033		475,440	309

			5,972

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		296,800	16,297

Total Convertible Preferred Securities (Cost $16,265)			22,269

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
ABN AMRO North America Capital Funding Trust I
1.301% due 12/31/2049		21,655	14,908
Ally Financial, Inc.
7.250% due 02/07/2033		2,654,829	62,309
7.300% due 03/09/2031		1,573,542	37,041
7.350% due 08/08/2032		517,462	12,326
Citigroup Capital XIII
7.875% due 10/30/2040		980,000	27,225
Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	19,282
SLM Corp.
4.682% due 03/15/2017		4,700	107

Total Preferred Securities (Cost $177,129)			173,198

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 31.8%
CERTIFICATES OF DEPOSIT 0.6%
Abbey National Treasury Services PLC
1.572% due 04/25/2013		$26,570	26,585
1.600% due 06/10/2013		54,300	54,331
Banco Bradesco S.A.
0.000% due 08/26/2011		472,800	471,542
1.954% due 01/24/2013		175,300	176,747
Bank of Nova Scotia
0.518% due 08/09/2012		47,700	47,750
Barclays Bank PLC
1.345% due 12/16/2011		163,000	163,743
BNP Paribas
0.660% due 03/02/2012		100,000	100,096
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.656% due 01/17/2014		4,000	4,001
Itau Unibanco S.A.
0.000% due 07/19/2011		100,000	99,886
0.000% due 12/05/2011		207,700	206,513
0.000% due 12/12/2011		101,500	100,894

			1,452,088

COMMERCIAL PAPER 1.7%
Dominion Virginia Power
0.330% due 07/05/2011		55,000	54,998
Erste Abwicklungsanstalt
0.330% due 11/08/2011		55,000	54,950
0.330% due 11/10/2011		12,700	12,688
0.370% due 01/17/2012		136,800	136,547
Kells Funding LLC
0.160% due 08/25/2011		25,000	24,994
0.230% due 09/02/2011		47,500	47,484
0.240% due 08/17/2011		64,500	64,480
0.240% due 08/18/2011		28,000	27,991
0.240% due 08/19/2011		31,000	30,990
0.240% due 10/07/2011		100,000	99,943
0.250% due 11/01/2011		135,000	134,891
0.250% due 11/17/2011		76,400	76,324
0.250% due 11/18/2011		200,000	199,798
0.260% due 12/01/2011		28,000	27,967
0.260% due 12/02/2011		25,000	24,970
0.274% due 11/02/2011		25,000	24,980
0.280% due 12/02/2011		150,000	149,822
0.280% due 12/13/2011		40,000	39,947
0.290% due 01/10/2012		106,800	106,616
0.300% due 10/03/2011		109,600	109,541
0.310% due 08/03/2011		370,000	369,895
0.310% due 08/04/2011		75,000	74,978
0.320% due 08/01/2011		17,200	17,195
0.320% due 08/02/2011		16,600	16,595
0.330% due 08/16/2011		57,200	57,176
Potash Corp. of Saskatchewan, Inc.
0.350% due 07/05/2011		25,000	24,999
Straight-A Funding LLC
0.130% due 08/04/2011		50,000	49,994
0.152% due 08/16/2011		22,000	21,996
0.160% due 08/22/2011		336,900	336,822
0.160% due 09/01/2011		105,886	105,857
0.160% due 09/02/2011		30,092	30,084
0.160% due 09/07/2011		115,000	114,964
0.160% due 09/08/2011		200,000	199,935
0.160% due 09/12/2011		42,064	42,049
0.160% due 09/22/2011		44,000	43,982
0.162% due 09/02/2011		210,050	209,992
0.162% due 09/12/2011		7,936	7,933
0.170% due 08/08/2011		120,517	120,495
0.170% due 08/09/2011		115,253	115,232
0.172% due 08/03/2011		13,500	13,498
0.180% due 08/03/2011		169,016	168,988
0.180% due 08/04/2011		80,500	80,486
0.190% due 08/01/2011		74,226	74,214
0.190% due 08/02/2011		188,669	188,637
United Healthcare Co.
0.330% due 07/01/2011		50,000	50,000
Vodafone Group PLC
0.830% due 01/13/2012		42,300	42,194
Weatherford International Ltd.
1.000% due 07/11/2011		20,000	19,995
1.000% due 07/15/2011		20,000	19,992

			4,068,098

REPURCHASE AGREEMENTS 0.7%
Banc of America Securities LLC
0.010% due 07/01/2011		13,900	13,900
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 4.750% due 05/15/2014 valued at $14,249. Repurchase proceeds are $13,900.)
0.010% due 07/01/2011		106,000	106,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $109,828. Repurchase proceeds are $106,003.)
Barclays Capital, Inc.
0.010% due 07/01/2011		378,600	378,600
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% - 2.000% due 07/15/2015 - 01/15/2028 valued at $384,995. Repurchase proceeds are $378,611.)
0.050% due 07/01/2011		1,600	1,600
(Dated 06/30/2011. Collateralized by Freddie Mac 4.500% due 05/01/2041 valued at $1,651. Repurchase proceeds are $1,600.)
0.360% due 08/31/2011		21,912	21,912

(Dated 05/31/2011. Collateralized by FDIC Structured Sale Guaranteed Notes 0.906% due 12/04/2020 valued at $9,128 and NCUA Guaranteed Notes 0.540% - 0.750% due 01/08/2020 - 12/08/2020 valued at $14,106. Repurchase proceeds are $21,913.)

0.360% due 08/31/2011		4,650	4,650
(Dated 06/30/2011. Collateralized by NCUA Guaranteed Notes 2.900% due 10/29/2020 valued at $4,988. Repurchase proceeds are $4,650.)

0.360% due 09/01/2011		75,000	75,000

(Dated 06/01/2011. Collateralized by SLC Student Loan Trust 0.897% due 09/15/2018 valued at $11,077 and SLM Student Loan Trust 1.174% - 1.374% due 07/25/2023 valued at $72,554. Repurchase proceeds are $75,002.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		97,500	97,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% - 3.125% due 10/31/2011 - 05/15/2021 valued at $99,636. Repurchase proceeds are $97,503.)
Deutsche Bank Securities, Inc.
0.450% due 07/05/2011		99,364	99,364
(Dated 06/03/2011. Collateralized by AWAS Aviation Capital Ltd. 7.000% due 10/15/2016 valued at $49,791 and DISH DBS Corp. 6.375% due 10/01/2011 valued at $56,495. Repurchase proceeds are $99,367.)
Goldman Sachs & Co.
0.100% due 07/14/2011		300,000	300,000
(Dated 06/14/2011. Collateralized by Fannie Mae 5.000% due 08/01/2040 valued at $242,733 and Freddie Mac 5.500% due 06/01/2036 valued at $64,790. Repurchase proceeds are $300,008.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011		3,900	3,900
(Dated 06/30/2011. Collateralized by Freddie Mac 4.375% due 07/17/2015 valued at $4,004. Repurchase proceeds are $3,900.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		3,000	3,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 06/28/2012 valued at $3,075. Repurchase proceeds are $3,000.)
0.010% due 07/01/2011		356,100	356,100
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 10/15/2012 - 02/15/2013 valued at $364,273. Repurchase proceeds are $356,110.)
TD Securities (USA) LLC
1.010% due 07/06/2011	CAD	202,617	210,085
(Dated 06/22/2011. Collateralized by Canada Housing Trust 2.750% due 09/15/2014 - 06/15/2016 valued at $209,374. Repurchase proceeds are CAD 202,622.)

			1,671,611

SHORT-TERM NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		$112,000	111,070
Fannie Mae
0.048% due 09/13/2011		85,000	84,997
Freddie Mac
0.060% due 10/24/2011		16,300	16,298

			212,365

JAPAN TREASURY BILLS 9.6%
0.105% due 07/11/2011 - 09/20/2011 (f)	JPY	1,887,180,000	23,439,933

U.S. TREASURY BILLS 0.0%
0.051% due 07/28/2011 - 10/20/2011 (f)(j)(m)		$162,174	162,165

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 19.1%
		4,631,965,650	46,407,664

Total Short-Term Instruments (Cost $76,752,492)			77,413,924

PURCHASED OPTIONS (o) 0.0%
(Cost $13,558)			18,014

Total Investments 112.3% (Cost $263,750,358)			$272,994,611
Written Options (p) (0.3%) (Premiums $1,034,296)			(714,098)
Other Assets and Liabilities (Net) (12.0%)			(29,069,291)

Net Assets 100.0%			$243,211,222

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Principal only security.

(d)	When-Issued security.

(e)	Payment in-kind bond security.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Affiliated to the Fund.

(j)	Securities with an aggregate market value of $1,296,360 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(k)	Securities with an aggregate market value of $17,487 and cash of $3,000 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(l)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $71,097 at a weighted average interest rate of -0.473%. On June 30, 2011, securities valued at $1,144,422 were pledged as collateral for reverse repurchase agreements.

(m)	Securities with an aggregate market value of $905,609 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	7,100	$6,125
90-Day Euribor June Futures	Long	06/2012	7,093	4,497
90-Day Euribor March Futures	Long	03/2013	7,052	6,166
90-Day Euribor September Futures	Long	09/2012	7,100	5,614
90-Day Eurodollar December Futures	Long	12/2011	98,650	50,173
90-Day Eurodollar December Futures	Long	12/2012	27,495	(8,766)
90-Day Eurodollar December Futures	Long	12/2012	57,490	(6,833)
90-Day Eurodollar December Futures	Long	12/2013	14,230	(6,926)
90-Day Eurodollar June Futures	Long	06/2012	436,802	380,055
90-Day Eurodollar June Futures	Long	06/2013	22,802	(14,689)
90-Day Eurodollar June Futures	Long	06/2013	1,000	(763)
90-Day Eurodollar June Futures	Long	06/2014	9,088	(5,262)
90-Day Eurodollar March Futures	Long	03/2012	367,203	351,535
90-Day Eurodollar March Futures	Long	03/2013	23,500	(10,408)
90-Day Eurodollar March Futures	Long	03/2013	94,953	(19,050)
90-Day Eurodollar March Futures	Long	03/2014	16,028	(8,452)
90-Day Eurodollar September Futures	Long	09/2011	32,383	2,734
90-Day Eurodollar September Futures	Long	09/2012	178,457	24,092
90-Day Eurodollar September Futures	Long	09/2012	68,000	(6,034)
90-Day Eurodollar September Futures	Long	09/2013	26,376	(13,143)
Euro-Bobl September Futures	Long	09/2011	3,518	(6,402)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	11,320	(16,039)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	24,847	5,115
U.S. Treasury 5-Year Note September Futures	Long	09/2011	6,000	(5,914)
U.S. Treasury 10-Year Note September Futures	Short	09/2011	3,808	(5,061)

				$702,364

(n)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.524%		$1,700	$43	$31	$12
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	1.411%		18,000	(1,088)	0	(1,088)
Centex Corp.	DUB	(1.000%	)	12/20/2017	2.585%		2,500	220	(9)	229
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.587%		1,500	25	20	5
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	2.506%		10,000	(59)	0	(59)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.573%		4,700	151	431	(280)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.573%		2,300	74	198	(124)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.587%		2,000	(19)	46	(65)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.081%		6,200	221	574	(353)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.708%		31,500	(5,098)	(3,957)	(1,141)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.320%		10,000	571	783	(212)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.412%		6,000	383	440	(57)
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	2.320%		3,700	211	373	(162)
DR Horton, Inc.	GSC	(1.000%	)	03/20/2014	1.546%		5,000	71	335	(264)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	1.715%		3,000	66	163	(97)
DR Horton, Inc.	JPM	(1.000%	)	03/20/2015	1.934%		10,000	328	538	(210)
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.440%		10,000	(344)	789	(1,133)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	2.091%		16,500	(1,739)	0	(1,739)
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	0.722%		6,000	(294)	0	(294)
Frontier Communications Corp.	BCLY	(5.000%	)	03/20/2013	1.413%		10,000	(631)	(602)	(29)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	1.455%		20,000	439	3,056	(2,617)
Hanson Ltd.	BNP	(1.000%	)	03/20/2013	0.532%		15,000	(126)	68	(194)
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	1.455%		20,000	440	553	(113)
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	1.422%		33,000	672	1,130	(458)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	0.318%		7,350	(5)	0	(5)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.318%		3,200	(3)	0	(3)
Health Management Associates, Inc.	BCLY	(1.000%	)	06/20/2016	2.158%		8,000	424	656	(232)
Health Management Associates, Inc.	BCLY	(5.000%	)	06/20/2016	2.158%		7,000	(926)	(801)	(125)
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	4.298%		10,000	273	0	273
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	6.283%		10,000	1,192	0	1,192
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	2.481%		44,710	2,165	1,423	742
KB Home	BCLY	(5.000%	)	06/20/2015	5.206%		12,300	70	(936)	1,006
KB Home	BNP	(1.000%	)	06/20/2015	5.206%		5,000	732	465	267
KB Home	DUB	(1.000%	)	03/20/2014	4.021%		3,000	232	249	(17)
KB Home	GSC	(1.000%	)	03/20/2014	4.021%		7,000	540	329	211
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.283%		6,900	(24)	65	(89)
Lennar Corp.	BCLY	(5.000%	)	06/20/2015	3.232%		11,000	(726)	(889)	163
Lennar Corp.	BNP	(5.000%	)	03/20/2013	1.741%		9,000	(515)	(571)	56
Lennar Corp.	BNP	(5.000%	)	09/20/2014	2.808%		22,000	(1,506)	(1,448)	(58)
Lennar Corp.	DUB	(1.000%	)	03/20/2013	1.741%		6,800	84	262	(178)
Lennar Corp.	DUB	(5.000%	)	06/20/2015	3.232%		5,000	(329)	(440)	111
Lennar Corp.	GSC	(1.000%	)	12/20/2011	0.858%		9,000	(9)	224	(233)
Lennar Corp.	GSC	(1.000%	)	09/20/2014	2.808%		4,500	247	483	(236)
Lennar Corp.	GSC	(5.000%	)	06/20/2015	3.232%		4,000	(264)	(235)	(29)
Lennar Corp.	GSC	(1.000%	)	06/20/2016	3.745%		4,000	477	478	(1)
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	1.001%		5,590	(261)	0	(261)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.001%		15,880	(65)	0	(65)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.388%		7,600	(3)	837	(840)
Manpower, Inc.	GSC	(2.500%	)	06/20/2013	0.700%	EUR	45,500	(2,365)	(2,684)	319
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.710%		$2,200	96	400	(304)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	06/20/2019	1.123%		15,300	127	0	127
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.476%		9,000	65	0	65
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	1.435%		3,000	43	0	43
New York Times Co.	BNP	(1.000%	)	03/20/2015	1.958%		11,300	382	684	(302)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.958%		10,630	(1,167)	(952)	(215)
New York Times Co.	GSC	(1.000%	)	03/20/2015	1.958%		5,000	169	235	(66)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	2.822%		10,000	(485)	(180)	(305)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.822%		37,000	(1,795)	524	(2,319)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	2.822%		10,000	(485)	64	(549)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	2.822%		16,000	(776)	(849)	73
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	0.721%		10,000	(52)	0	(52)
Pactiv Corp.	MSC	(5.000%	)	06/20/2017	4.924%		9,800	(51)	(677)	626
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	19.071%		9,500	4,736	0	4,736
ProLogis	CITI	(1.000%	)	06/20/2012	0.391%		10,500	(66)	223	(289)

Pulte Group, Inc.	BNP	(1.000%	)	03/20/2013	1.608%	10,250	103	180	(77)
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2014	2.160%	35,000	1,058	1,578	(520)
Reed Elsevier Capital, Inc.	BOA	(0.290%	)	06/20/2012	0.182%	5,000	(6)	0	(6)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%	12,500	(252)	981	(1,233)
Rexam PLC	RBS	(1.450%	)	06/20/2013	0.456%	4,000	(81)	273	(354)
Rohm and Haas Co.	BNP	(1.000%	)	09/20/2017	0.463%	30,000	(960)	(437)	(523)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.459%	4,665	(316)	0	(316)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	0.459%	13,425	(194)	0	(194)
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.463%	1,500	(48)	(17)	(31)
Rohm and Haas Co.	CITI	(0.540%	)	09/20/2017	0.459%	7,000	(35)	0	(35)
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	1.646%	2,800	30	0	30
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.646%	9,000	331	400	(69)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.593%	15,000	532	220	312
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	3.315%	17,300	(1,374)	(1,598)	224
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2012	0.494%	42,000	(168)	(84)	(84)
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	2.035%	800	23	34	(11)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	3.681%	5,400	109	0	109
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	3.315%	7,700	823	963	(140)
Ryland Group, Inc.	BNP	(5.000%	)	06/20/2020	3.558%	9,000	(876)	(1,621)	745
Seagate Technology HDD Holdings	GSC	(1.000%	)	12/20/2011	0.471%	20,800	(59)	199	(258)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	0.471%	11,100	(102)	735	(837)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	1.260%	9,250	38	517	(479)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	0.562%	12,000	(288)	0	(288)
Toll Brothers Finance Corp.	BNP	(1.000%	)	06/20/2015	1.530%	10,000	199	263	(64)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.308%	7,000	631	251	380
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	2.308%	3,000	271	263	8
Toll Brothers Finance Corp.	MSC	(1.390%	)	09/20/2013	0.966%	9,800	(96)	0	(96)
Universal Corp.	DUB	(1.000%	)	12/20/2014	1.851%	33,000	923	580	343
UST LLC	BCLY	(0.700%	)	03/20/2018	0.366%	24,000	(512)	0	(512)
UST LLC	CITI	(1.000%	)	03/20/2018	0.357%	2,500	(102)	(133)	31
UST LLC	DUB	(1.000%	)	03/20/2018	0.357%	1,500	(62)	(74)	12
VTB Bank OJSC Via VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	1.786%	15,000	(140)	6,476	(6,616)
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	0.411%	25,000	(920)	373	(1,293)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	0.411%	23,200	(982)	0	(982)
Whirlpool Corp.	DUB	(1.000%	)	12/20/2012	0.477%	600	(5)	(2)	(3)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	1.198%	10,000	282	0	282

							$(7,532)	$12,219	$(19,751)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	1.000%		03/20/2021	2.464%	$2,000	$(221)	$(173)	$(48)
Alcoa, Inc.	GSC	1.000%		03/20/2018	2.190%	12,200	(851)	(721)	(130)
Alcoa, Inc.	JPM	1.000%		03/20/2018	2.190%	7,900	(551)	(445)	(106)
American International Group, Inc.	BOA	5.000%		12/20/2011	0.595%	31,000	701	(930)	1,631
American International Group, Inc.	DUB	5.000%		12/20/2011	0.595%	10,500	237	(315)	552
American International Group, Inc.	GSC	5.000%		09/20/2011	0.595%	17,400	201	(4,002)	4,203
American International Group, Inc.	UBS	5.000%		12/20/2011	0.595%	10,000	226	(700)	926
Australia Government Bond	DUB	1.000%		03/20/2015	0.425%	71,200	1,525	1,367	158
Australia Government Bond	DUB	1.000%		03/20/2016	0.507%	78,800	1,803	1,773	30
Australia Government Bond	GSC	1.000%		06/20/2016	0.527%	7,400	170	178	(8)
Australia Government Bond	JPM	1.000%		06/20/2016	0.527%	25,000	576	570	6
Australia Government Bond	MSC	1.000%		06/20/2016	0.527%	22,000	507	525	(18)
Australia Government Bond	RBS	1.000%		06/20/2015	0.444%	14,200	312	385	(73)
Australia Government Bond	UBS	1.000%		03/20/2015	0.425%	50,000	1,071	693	378
Australia Government Bond	UBS	1.000%		06/20/2015	0.444%	31,400	691	836	(145)
Bank of America Corp.	BCLY	1.000%		12/20/2011	0.365%	9,100	31	(21)	52
Berkshire Hathaway Finance Corp.	BCLY	1.012%		09/20/2013	0.491%	20,000	238	0	238
Berkshire Hathaway Finance Corp.	BCLY	1.000%		03/20/2015	0.816%	65,000	456	(1,169)	1,625
Berkshire Hathaway Finance Corp.	BNP	1.000%		03/20/2015	0.816%	25,000	175	(468)	643
Berkshire Hathaway Finance Corp.	BOA	1.000%		03/20/2015	0.816%	162,200	1,138	(2,827)	3,965
Berkshire Hathaway Finance Corp.	BOA	1.000%		12/20/2015	0.979%	20,000	24	(298)	322
Berkshire Hathaway Finance Corp.	CITI	1.000%		03/20/2015	0.816%	25,000	176	(434)	610
Berkshire Hathaway Finance Corp.	CITI	1.000%		03/20/2016	1.043%	22,400	(37)	(253)	216
Berkshire Hathaway Finance Corp.	CITI	1.000%		06/20/2020	1.426%	4,400	(140)	(184)	44
Berkshire Hathaway Finance Corp.	DUB	1.000%		12/20/2014	0.760%	25,000	212	(495)	707
Berkshire Hathaway Finance Corp.	DUB	1.000%		03/20/2015	0.816%	65,000	456	(932)	1,388
Berkshire Hathaway Finance Corp.	GSC	1.000%		03/20/2015	0.816%	111,400	782	(1,717)	2,499

Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	0.865%	30,000	166	(962)	1,128
Berkshire Hathaway Finance Corp.	GSC	1.000%	12/20/2015	0.979%	60,000	72	(1,275)	1,347
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2021	1.444%	25,000	(882)	(863)	(19)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.865%	20,000	111	(816)	927
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.979%	15,000	18	(463)	481
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.444%	5,900	(208)	(237)	29
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	0.816%	77,000	540	(1,445)	1,985
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.816%	3,300	23	(60)	83
BP Capital Markets America, Inc.	BCLY	1.000%	09/20/2011	0.203%	6,700	14	(486)	500
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%	5,700	12	(403)	415
BP Capital Markets America, Inc.	BOA	5.000%	09/20/2011	0.203%	25,000	311	(506)	817
BP Capital Markets America, Inc.	CSFB	5.000%	09/20/2011	0.203%	25,000	311	(324)	635
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%	99,500	1,238	(1,480)	2,718
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.203%	13,100	28	(677)	705
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.203%	15,800	33	(1,162)	1,195
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.203%	5,900	73	(154)	227
BP Capital Markets America, Inc.	MSC	5.000%	09/20/2011	0.203%	25,000	311	(411)	722
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.322%	15,000	122	0	122
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.592%	20,900	468	0	468
Brazil Government International Bond	BCLY	1.000%	03/20/2015	0.909%	75,000	271	(1,414)	1,685
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	127,100	342	(1,967)	2,309
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	240,700	428	(2,853)	3,281
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.006%	105,000	6	(514)	520
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%	64,790	(107)	(514)	407
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%	25,000	(84)	(61)	(23)
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.627%	15,000	338	0	338
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.964%	34,600	61	(407)	468
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.057%	300	13	0	13
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.077%	25,000	(84)	(73)	(11)
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.510%	7,800	(322)	(355)	33
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%	21,000	37	(330)	367
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%	119,600	(197)	(943)	746
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.510%	10,100	(417)	(448)	31
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%	70,000	124	(777)	901
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.069%	10,000	500	0	500
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.469%	25,000	(894)	(789)	(105)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.322%	7,500	61	0	61
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%	61,800	166	(874)	1,040
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.964%	110,000	195	(1,220)	1,415
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%	75,000	4	(494)	498
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%	100,000	(335)	(168)	(167)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%	50,000	(1,788)	(1,656)	(132)
Brazil Government International Bond	GSC	1.000%	03/20/2015	0.909%	100,000	362	(1,931)	2,293
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%	30,800	83	(414)	497
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	247,900	667	(3,142)	3,809
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	130,500	232	(1,331)	1,563
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.006%	100,000	6	(755)	761
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%	66,000	(109)	(523)	414
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.469%	110,000	(3,933)	(3,489)	(444)
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.909%	25,000	90	(506)	596
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%	40,000	108	(420)	528
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	107,000	190	(1,219)	1,409
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.077%	50,000	(167)	(84)	(83)
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.469%	25,000	(894)	(789)	(105)
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.322%	50,000	229	0	229
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.592%	47,000	1,089	0	1,089
Brazil Government International Bond	MSC	1.770%	09/20/2014	0.839%	15,000	519	0	519
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.938%	31,500	85	(305)	390
Brazil Government International Bond	MSC	1.000%	09/20/2015	0.964%	25,000	44	(157)	201
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.006%	100,000	6	(806)	812
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.043%	75,000	(124)	(608)	484
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.161%	6,000	153	0	153
Brazil Government International Bond	RBS	1.000%	03/20/2015	0.909%	50,000	181	(989)	1,170
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	27,600	49	(261)	310
Brazil Government International Bond	UBS	1.000%	03/20/2016	1.043%	50,000	(82)	(480)	398
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.651%	25,000	1,597	0	1,597
California State General Obligation Bonds, Series 2003	CITI	2.100%	03/20/2021	1.651%	20,000	658	0	658
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	0.520%	30,000	87	0	87
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	0.520%	13,330	58	0	58
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	0.520%	13,330	62	0	62

California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	0.520%	13,330	67	0	67
California State General Obligation Bonds, Series 2003	MSC	2.650%	12/20/2020	1.830%	25,000	1,294	0	1,294
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	1.616%	25,000	(1,412)	0	(1,412)
Canada Government Bond	GSC	1.000%	03/20/2015	0.347%	10,000	243	243	0
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	3.265%	5,900	743	760	(17)
China Development Bank Corp.	BCLY	1.000%	06/20/2016	1.596%	20,000	(550)	(97)	(453)
China Development Bank Corp.	JPM	1.000%	06/20/2016	1.596%	15,000	(412)	(130)	(282)
China Development Bank Corp.	MSC	1.000%	06/20/2016	1.596%	50,000	(1,374)	(326)	(1,048)
China Government International Bond	BCLY	1.000%	03/20/2015	0.654%	50,000	647	520	127
China Government International Bond	BCLY	1.000%	06/20/2015	0.685%	50,000	627	817	(190)
China Government International Bond	BCLY	1.000%	12/20/2015	0.749%	75,000	837	1,074	(237)
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%	73,600	751	898	(147)
China Government International Bond	BCLY	1.000%	06/20/2016	0.813%	146,900	1,357	1,613	(256)
China Government International Bond	BNP	1.000%	06/20/2015	0.685%	25,000	313	384	(71)
China Government International Bond	BNP	1.000%	09/20/2015	0.712%	15,000	182	94	88
China Government International Bond	BNP	1.000%	03/20/2016	0.783%	42,000	428	509	(81)
China Government International Bond	BNP	1.000%	06/20/2016	0.813%	25,000	231	238	(7)
China Government International Bond	BOA	0.780%	12/20/2014	0.620%	50,000	287	0	287
China Government International Bond	BOA	1.000%	06/20/2015	0.685%	126,600	1,586	1,811	(225)
China Government International Bond	BOA	1.000%	09/20/2015	0.712%	50,000	607	402	205
China Government International Bond	BOA	1.000%	12/20/2015	0.749%	25,000	279	362	(83)
China Government International Bond	BOA	1.000%	03/20/2016	0.783%	50,000	510	606	(96)
China Government International Bond	CITI	1.000%	06/20/2015	0.685%	24,900	312	388	(76)
China Government International Bond	CITI	1.000%	06/20/2016	0.813%	83,500	772	1,034	(262)
China Government International Bond	CITI	1.000%	09/20/2016	0.840%	50,000	415	235	180
China Government International Bond	CSFB	1.000%	03/20/2015	0.654%	85,000	1,099	410	689
China Government International Bond	CSFB	1.000%	06/20/2015	0.685%	25,000	313	136	177
China Government International Bond	DUB	1.000%	03/20/2015	0.654%	30,000	388	312	76
China Government International Bond	DUB	1.000%	12/20/2015	0.749%	25,000	279	349	(70)
China Government International Bond	DUB	1.000%	03/20/2016	0.783%	30,000	306	364	(58)
China Government International Bond	DUB	1.000%	06/20/2016	0.813%	40,200	371	420	(49)
China Government International Bond	DUB	1.000%	09/20/2016	0.840%	55,100	457	304	153
China Government International Bond	GSC	1.000%	09/20/2015	0.712%	25,000	303	182	121
China Government International Bond	JPM	1.000%	03/20/2015	0.654%	35,000	453	157	296
China Government International Bond	JPM	1.000%	06/20/2015	0.685%	60,000	752	494	258
China Government International Bond	JPM	1.000%	09/20/2015	0.712%	10,000	121	62	59
China Government International Bond	JPM	1.000%	12/20/2015	0.749%	25,000	279	349	(70)
China Government International Bond	JPM	1.000%	03/20/2016	0.783%	50,000	510	594	(84)
China Government International Bond	JPM	1.000%	06/20/2016	0.813%	75,000	693	765	(72)
China Government International Bond	JPM	1.000%	09/20/2016	0.840%	39,000	323	212	111
China Government International Bond	MSC	1.000%	03/20/2015	0.654%	100,000	1,293	462	831
China Government International Bond	MSC	1.000%	12/20/2015	0.749%	50,000	558	712	(154)
China Government International Bond	MSC	1.000%	06/20/2016	0.813%	25,000	231	276	(45)
China Government International Bond	MSC	1.000%	09/20/2016	0.840%	36,100	299	178	121
China Government International Bond	RBS	1.000%	03/20/2015	0.654%	20,000	259	198	61
China Government International Bond	RBS	1.000%	06/20/2015	0.685%	104,600	1,311	1,382	(71)
China Government International Bond	RBS	1.000%	12/20/2015	0.749%	25,000	279	362	(83)
China Government International Bond	UBS	1.000%	03/20/2015	0.654%	25,000	323	119	204
China Government International Bond	UBS	1.000%	06/20/2015	0.685%	25,000	313	396	(83)
China Government International Bond	UBS	1.000%	09/20/2015	0.712%	25,000	303	219	84
China Government International Bond	UBS	1.000%	09/20/2016	0.840%	16,900	140	88	52
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.302%	9,100	17	(65)	82
Citigroup, Inc.	BOA	1.000%	09/20/2011	0.302%	10,000	19	(68)	87
Citigroup, Inc.	GSC	1.000%	09/20/2011	0.302%	16,300	31	(69)	100
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.302%	5,700	11	(31)	42
Citigroup, Inc.	UBS	1.000%	09/20/2011	0.302%	21,100	40	(124)	164
Dell, Inc.	BCLY	1.000%	09/20/2013	0.279%	14,100	231	74	157
Dell, Inc.	CITI	1.000%	09/20/2013	0.279%	19,400	318	111	207
Dell, Inc.	GSC	1.000%	06/20/2018	1.121%	3,800	(28)	(64)	36
Egypt Government International Bond	BNP	1.000%	06/20/2016	3.092%	10,000	(930)	(1,022)	92
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.053%	28,000	(2,448)	(3,261)	813
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%	5,000	(437)	(686)	249
Egypt Government International Bond	DUB	1.000%	06/20/2016	3.092%	30,000	(2,791)	(2,843)	52
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%	70,000	(6,119)	(8,209)	2,090
Emirate of Abu Dhabi Government Bond	CITI	1.000%	12/20/2014	0.696%	6,000	64	(154)	218
Emirate of Abu Dhabi Government Bond	CITI	1.000%	03/20/2016	0.882%	9,500	54	(29)	83
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	12/20/2014	0.696%	6,000	64	(154)	218
Emirate of Abu Dhabi Government Bond	DUB	1.000%	12/20/2014	0.696%	5,000	53	(185)	238
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2016	0.882%	5,500	31	(42)	73
Emirate of Abu Dhabi Government Bond	GSC	1.000%	12/20/2014	0.696%	16,000	171	(454)	625

Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%	2,000	11	(17)	28
Emirate of Abu Dhabi Government Bond	JPM	1.000%	12/20/2014	0.696%	5,000	53	(185)	238
Emirate of Abu Dhabi Government Bond	JPM	1.000%	12/20/2015	0.845%	25,000	176	(161)	337
Emirate of Abu Dhabi Government Bond	JPM	1.000%	03/20/2016	0.882%	5,000	28	(3)	31
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	25,000	176	(161)	337
Emirate of Abu Dhabi Government Bond	RBS	1.000%	03/20/2016	0.882%	5,000	29	(7)	36
Emirate of Abu Dhabi Government Bond	UBS	1.000%	12/20/2014	0.696%	17,000	182	(460)	642
Emirate of Abu Dhabi Government Bond	UBS	1.000%	03/20/2016	0.882%	5,000	28	(5)	33
Export-Import Bank of China	BCLY	1.000%	06/20/2016	1.497%	10,000	(229)	(34)	(195)
Export-Import Bank of China	BNP	1.000%	06/20/2016	1.497%	15,000	(343)	(142)	(201)
Export-Import Bank of China	CITI	1.000%	06/20/2016	1.497%	10,000	(229)	(97)	(132)
Export-Import Bank of China	CSFB	1.000%	06/20/2016	1.497%	5,000	(114)	(43)	(71)
Export-Import Bank of China	DUB	1.000%	06/20/2016	1.497%	10,000	(228)	(48)	(180)
Export-Import Bank of China	GSC	1.000%	06/20/2016	1.497%	40,000	(914)	(416)	(498)
Export-Import Bank of China	HSBC	1.000%	06/20/2016	1.497%	10,000	(228)	(53)	(175)
Export-Import Bank of China	JPM	1.000%	06/20/2016	1.497%	25,000	(571)	(193)	(378)
Export-Import Bank of China	MSC	1.000%	06/20/2016	1.497%	40,000	(914)	(232)	(682)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	0.786%	10,000	(183)	0	(183)
France Government Bond	BCLY	0.250%	03/20/2016	0.739%	224,000	(4,969)	(8,323)	3,354
France Government Bond	BOA	0.250%	12/20/2015	0.700%	75,000	(1,457)	(2,042)	585
France Government Bond	BOA	0.250%	03/20/2016	0.739%	116,200	(2,578)	(4,571)	1,993
France Government Bond	CITI	0.250%	06/20/2015	0.624%	200,000	(2,889)	(3,995)	1,106
France Government Bond	CITI	0.250%	12/20/2015	0.700%	50,000	(971)	(1,363)	392
France Government Bond	CITI	0.250%	03/20/2016	0.739%	40,000	(887)	(1,487)	600
France Government Bond	DUB	0.250%	06/20/2015	0.624%	50,000	(722)	(918)	196
France Government Bond	DUB	0.250%	12/20/2015	0.700%	150,000	(2,914)	(4,004)	1,090
France Government Bond	DUB	0.250%	03/20/2016	0.739%	96,200	(2,134)	(3,894)	1,760
France Government Bond	DUB	0.250%	06/20/2016	0.774%	50,000	(1,246)	(1,153)	(93)
France Government Bond	GSC	0.250%	06/20/2015	0.624%	50,000	(722)	(918)	196
France Government Bond	GSC	0.250%	12/20/2015	0.700%	182,200	(3,540)	(4,739)	1,199
France Government Bond	GSC	0.250%	03/20/2016	0.739%	100,000	(2,218)	(3,719)	1,501
France Government Bond	JPM	0.250%	12/20/2015	0.700%	50,000	(971)	(1,393)	422
France Government Bond	JPM	0.250%	03/20/2016	0.739%	50,000	(1,109)	(1,998)	889
France Government Bond	MSC	0.250%	03/20/2016	0.739%	18,100	(401)	(616)	215
France Government Bond	RBS	0.250%	12/20/2015	0.700%	83,300	(1,618)	(1,778)	160
France Government Bond	RBS	0.250%	03/20/2016	0.739%	18,900	(419)	(635)	216
France Government Bond	UBS	0.250%	09/20/2015	0.656%	54,000	(899)	(1,431)	532
France Government Bond	UBS	0.250%	12/20/2015	0.700%	35,300	(686)	(720)	34
France Government Bond	UBS	0.250%	03/20/2016	0.739%	202,300	(4,488)	(8,185)	3,697
France Telecom S.A.	BCLY	1.000%	06/20/2016	0.719%	25,000	343	358	(15)
Gazprom Via Gaz Capital S.A.	MSC	0.870%	11/20/2011	0.732%	50,000	78	0	78
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	0.382%	22,300	1,047	459	588
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.525%	33,800	64	0	64
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	0.606%	50,000	277	0	277
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	0.606%	25,000	433	0	433
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	0.668%	40,000	500	0	500
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	0.789%	25,000	2,037	0	2,037
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	0.789%	30,000	3,005	0	3,005
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	0.881%	20,000	2,447	560	1,887
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	0.993%	50,000	27	(2,557)	2,584
General Electric Capital Corp.	BCLY	1.000%	12/20/2015	1.207%	35,000	(300)	(683)	383
General Electric Capital Corp.	BNP	5.000%	09/20/2011	0.339%	14,400	175	674	(499)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	0.339%	25,000	128	(498)	626
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.789%	7,300	713	0	713
General Electric Capital Corp.	BNP	1.000%	12/20/2014	0.993%	34,400	19	(1,730)	1,749
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.207%	50,000	(428)	(1,903)	1,475
General Electric Capital Corp.	BNP	1.000%	03/20/2016	1.252%	25,000	(275)	(359)	84
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%	49,000	594	2,591	(1,997)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	0.339%	100,000	514	(2,105)	2,619
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.382%	25,000	1,175	332	843
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.881%	120,500	14,741	4,012	10,729
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.993%	25,000	13	(1,123)	1,136
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%	76,000	(651)	(2,477)	1,826
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.252%	112,900	(1,242)	(1,444)	202
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.293%	4,900	(66)	(73)	7
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%	17,300	1,388	0	1,388
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	57,300	5,061	0	5,061
General Electric Capital Corp.	CITI	4.800%	12/20/2013	0.789%	50,000	5,008	0	5,008
General Electric Capital Corp.	CITI	4.875%	12/20/2013	0.789%	46,900	4,785	0	4,785
General Electric Capital Corp.	CITI	3.800%	03/20/2014	0.848%	30,000	2,421	0	2,421

General Electric Capital Corp.	CITI	3.820%	03/20/2014	0.848%	50,000	4,063	0	4,063
General Electric Capital Corp.	CITI	3.850%	03/20/2014	0.848%	25,900	2,126	0	2,126
General Electric Capital Corp.	CITI	3.950%	03/20/2014	0.848%	15,000	1,272	0	1,272
General Electric Capital Corp.	CITI	4.000%	03/20/2014	0.848%	50,000	4,308	0	4,308
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.922%	50,000	6,534	1,187	5,347
General Electric Capital Corp.	CITI	1.000%	12/20/2014	0.993%	25,000	13	(1,123)	1,136
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.157%	25,000	(152)	(876)	724
General Electric Capital Corp.	CITI	1.000%	03/20/2016	1.252%	25,000	(275)	(190)	(85)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	0.339%	10,000	18	(285)	303
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%	900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.658%	55,000	4,803	1,269	3,534
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.704%	30,000	2,908	634	2,274
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.789%	24,700	2,166	0	2,166
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.789%	20,000	2,003	0	2,003
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.789%	34,100	3,500	0	3,500
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.848%	10,000	862	0	862
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.848%	25,000	2,188	0	2,188
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.881%	49,800	6,092	1,615	4,477
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.157%	110,000	(669)	(4,219)	3,550
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.207%	90,000	(771)	(3,099)	2,328
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%	37,100	(408)	(2,466)	2,058
General Electric Capital Corp.	GSC	1.000%	03/20/2012	0.339%	450,000	2,313	(9,525)	11,838
General Electric Capital Corp.	GSC	1.280%	06/20/2013	0.668%	10,000	125	0	125
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.339%	24,200	294	1,251	(957)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	0.382%	11,800	75	(223)	298
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.993%	75,000	40	(3,867)	3,907
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.157%	15,000	(91)	(526)	435
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.207%	125,000	(1,070)	(3,121)	2,051
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.288%	10,000	(451)	0	(451)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.339%	5,500	10	(85)	95
General Electric Capital Corp.	MSC	1.000%	12/20/2014	0.993%	50,000	27	(2,367)	2,394
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.157%	85,000	(517)	(3,104)	2,587
General Electric Capital Corp.	MSC	1.000%	12/20/2015	1.207%	10,000	(86)	(172)	86
General Electric Capital Corp.	MSC	1.000%	06/20/2016	1.293%	50,900	(684)	(255)	(429)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	0.339%	100,000	514	(2,045)	2,559
General Electric Capital Corp.	UBS	1.000%	12/20/2014	0.993%	65,000	35	(3,362)	3,397
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2012	0.368%	10,000	49	63	(14)
Goldman Sachs Group, Inc.	MSC	1.000%	03/20/2012	0.368%	25,000	123	168	(45)
Illinois State General Obligation Bonds, Series 2006	CITI	2.420%	03/20/2021	2.142%	7,500	138	0	138
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.144%	45,000	(251)	(1,437)	1,186
Indonesia Government International Bond	BCLY	1.000%	12/20/2015	1.213%	60,000	(530)	(892)	362
Indonesia Government International Bond	BCLY	1.000%	03/20/2016	1.274%	10,000	(120)	(149)	29
Indonesia Government International Bond	BCLY	1.000%	06/20/2021	1.820%	10,000	(661)	(671)	10
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.144%	35,000	(195)	(951)	756
Indonesia Government International Bond	BNP	1.000%	03/20/2016	1.274%	10,000	(120)	(149)	29
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.144%	15,000	(84)	(435)	351
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.213%	50,000	(441)	(659)	218
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.144%	12,100	(67)	(274)	207
Indonesia Government International Bond	CITI	1.000%	12/20/2015	1.213%	15,000	(132)	(218)	86
Indonesia Government International Bond	CITI	1.000%	06/20/2016	1.329%	5,000	(76)	(95)	19
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.144%	10,000	(56)	(218)	162
Indonesia Government International Bond	CSFB	1.000%	12/20/2015	1.213%	20,000	(176)	(318)	142
Indonesia Government International Bond	CSFB	1.000%	03/20/2016	1.274%	21,900	(263)	(496)	233
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%	25,000	(1,652)	(1,641)	(11)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.144%	25,000	(139)	(619)	480
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.213%	15,000	(132)	(211)	79
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.144%	10,000	(56)	(333)	277
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.144%	25,000	(140)	(792)	652
Indonesia Government International Bond	HSBC	1.000%	03/20/2016	1.274%	25,000	(301)	(566)	265
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.144%	35,000	(195)	(813)	618
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.213%	8,700	(77)	(139)	62
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.274%	10,000	(120)	(178)	58
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.329%	12,500	(190)	(232)	42
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.820%	30,000	(1,982)	(2,044)	62
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.144%	25,000	(140)	(623)	483
Indonesia Government International Bond	MSC	1.000%	12/20/2015	1.213%	30,000	(265)	(449)	184
Indonesia Government International Bond	MSC	1.000%	03/20/2016	1.274%	20,000	(240)	(342)	102
Indonesia Government International Bond	MSC	1.000%	06/20/2021	1.820%	10,000	(661)	(649)	(12)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.389%	44,300	213	0	213
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.389%	50,000	246	0	246

Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.389%	24,270	131	0	131
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.144%	65,000	(363)	(1,465)	1,102
Indonesia Government International Bond	RBS	1.000%	03/20/2016	1.274%	46,900	(564)	(1,041)	477
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%	5,000	(330)	(365)	35
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.685%	22,000	260	210	50
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%	16,000	128	196	(68)
Japan Government International Bond	BNP	1.000%	03/20/2016	0.832%	9,900	79	72	7
Japan Government International Bond	BNP	1.000%	06/20/2016	0.867%	25,000	166	261	(95)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.685%	69,600	822	507	315
Japan Government International Bond	BOA	1.000%	06/20/2015	0.719%	46,700	524	443	81
Japan Government International Bond	BOA	1.000%	09/20/2015	0.749%	125,000	1,330	2,043	(713)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%	56,000	521	969	(448)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%	62,100	495	892	(397)
Japan Government International Bond	BOA	1.000%	06/20/2016	0.867%	53,300	355	583	(228)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.685%	2,300	27	18	9
Japan Government International Bond	DUB	1.000%	06/20/2015	0.719%	20,000	225	177	48
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%	41,700	388	786	(398)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.685%	180,500	2,133	1,549	584
Japan Government International Bond	GSC	1.000%	06/20/2015	0.719%	44,900	504	53	451
Japan Government International Bond	GSC	1.000%	09/20/2015	0.749%	50,000	532	806	(274)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%	101,200	941	1,876	(935)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.832%	50,000	399	391	8
Japan Government International Bond	GSC	1.000%	06/20/2016	0.867%	75,000	499	486	13
Japan Government International Bond	JPM	1.000%	09/20/2015	0.749%	75,000	798	1,220	(422)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%	53,800	429	446	(17)
Japan Government International Bond	MSC	1.000%	06/20/2015	0.719%	25,000	281	82	199
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%	25,000	232	452	(220)
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%	25,000	199	178	21
Japan Government International Bond	MSC	1.000%	06/20/2016	0.867%	177,000	1,177	707	470
Japan Government International Bond	RBS	1.000%	06/20/2015	0.719%	30,100	338	246	92
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%	50,000	465	930	(465)
Japan Government International Bond	RBS	1.000%	03/20/2016	0.832%	35,000	279	342	(63)
Japan Government International Bond	RBS	1.000%	06/20/2016	0.867%	25,000	166	168	(2)
Japan Government International Bond	UBS	1.000%	06/20/2015	0.719%	35,000	393	463	(70)
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.141%	15,000	34	65	(31)
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.141%	7,000	16	37	(21)
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.141%	25,000	56	92	(36)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%	15,000	(336)	(433)	97
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%	14,300	(321)	(433)	112
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.394%	25,000	(392)	(952)	560
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%	14,300	(320)	(419)	99
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.394%	25,000	(392)	(985)	593
Kazakhstan Government International Bond	MSC	1.000%	03/20/2016	1.504%	10,000	(224)	(279)	55
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.394%	25,000	(392)	(985)	593
Lincoln National Corp.	CITI	1.000%	03/20/2016	1.523%	12,700	(292)	(417)	125
MBIA, Inc.	BOA	5.000%	03/20/2012	9.813%	15,000	(477)	(600)	123
MBIA, Inc.	CITI	5.000%	09/20/2011	9.810%	50,000	(462)	(1,938)	1,476
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%	54,800	(1,742)	(2,609)	867
MBIA, Inc.	GSC	5.000%	09/20/2011	9.810%	50,000	(462)	(1,688)	1,226
MBIA, Inc.	GSC	5.000%	03/20/2012	9.813%	10,000	(318)	(550)	232
MBIA, Inc.	UBS	5.000%	03/20/2012	9.813%	7,800	(248)	(332)	84
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.422%	600	1	(1)	2
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	0.422%	3,000	5	(5)	10
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.581%	40,700	(1,038)	(866)	(172)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	0.422%	11,600	19	(14)	33
Merrill Lynch & Co., Inc.	JPM	1.000%	12/20/2011	0.422%	1,400	4	(4)	8
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	0.422%	50,000	81	(162)	243
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	0.422%	81,200	132	(196)	328
MetLife, Inc.	BOA	1.000%	09/20/2013	0.730%	26,500	167	(1,434)	1,601
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%	25,000	(304)	(1,584)	1,280
MetLife, Inc.	BOA	1.000%	03/20/2016	1.437%	46,200	(887)	(707)	(180)
MetLife, Inc.	BOA	1.000%	06/20/2016	1.492%	25,000	(567)	(414)	(153)
MetLife, Inc.	BOA	1.000%	09/20/2020	1.793%	10,000	(595)	(1,146)	551
MetLife, Inc.	CITI	1.000%	06/20/2016	1.492%	20,000	(453)	(475)	22
MetLife, Inc.	CSFB	1.000%	09/20/2013	0.730%	20,000	126	(919)	1,045
MetLife, Inc.	DUB	5.000%	06/20/2012	0.372%	120,000	5,649	4,471	1,178
MetLife, Inc.	DUB	1.000%	03/20/2016	1.437%	17,000	(327)	(404)	77
MetLife, Inc.	GSC	1.000%	03/20/2015	1.176%	25,000	(151)	(1,561)	1,410
MetLife, Inc.	GSC	1.000%	12/20/2015	1.376%	27,000	(424)	(1,637)	1,213
MetLife, Inc.	GSC	1.000%	03/20/2016	1.437%	25,000	(480)	(622)	142

MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%	25,000	(304)	(1,694)	1,390
MetLife, Inc.	JPM	1.000%	12/20/2015	1.376%	23,000	(361)	(1,415)	1,054
MetLife, Inc.	JPM	1.000%	03/20/2016	1.437%	15,000	(288)	(463)	175
MetLife, Inc.	SOG	1.000%	09/20/2013	0.730%	21,400	135	(1,004)	1,139
MetLife, Inc.	UBS	1.000%	09/20/2013	0.730%	10,000	63	(490)	553
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%	42,400	190	(916)	1,106
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%	61,000	162	(635)	797
Mexico Government International Bond	BCLY	1.000%	12/20/2015	0.980%	50,000	59	(124)	183
Mexico Government International Bond	BCLY	1.000%	03/20/2016	1.012%	50,000	(13)	(414)	401
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%	19,800	52	(280)	332
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.401%	11,000	(358)	(476)	118
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%	91,800	243	(809)	1,052
Mexico Government International Bond	CITI	1.000%	03/20/2016	1.012%	226,000	(58)	(1,953)	1,895
Mexico Government International Bond	CITI	1.000%	06/20/2016	1.042%	50,000	(85)	(48)	(37)
Mexico Government International Bond	CITI	1.000%	03/20/2021	1.401%	22,700	(738)	(964)	226
Mexico Government International Bond	CSFB	1.000%	09/20/2015	0.943%	25,000	66	(218)	284
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.943%	9,400	25	(118)	143
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.980%	50,000	59	(456)	515
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%	150,000	(39)	(1,183)	1,144
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.401%	50,000	(1,625)	(1,774)	149
Mexico Government International Bond	HSBC	1.000%	03/20/2015	0.885%	22,300	100	(471)	571
Mexico Government International Bond	HSBC	1.000%	12/20/2015	0.980%	50,000	59	(480)	539
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%	10,000	(3)	(44)	41
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.401%	25,000	(812)	(1,148)	336
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.015%	6,950	(12)	0	(12)
Mexico Government International Bond	MSC	1.000%	12/20/2015	0.980%	25,000	30	(356)	386
Mexico Government International Bond	RBS	1.000%	03/20/2015	0.885%	25,000	112	(529)	641
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%	19,100	51	(270)	321
Morgan Stanley	BCLY	1.000%	03/20/2016	1.528%	15,000	(347)	(323)	(24)
Morgan Stanley	BNP	1.000%	03/20/2012	0.466%	18,000	75	84	(9)
Morgan Stanley	CITI	1.000%	09/20/2011	0.466%	10,000	15	(107)	122
Morgan Stanley	DUB	1.000%	03/20/2016	1.528%	35,000	(810)	(753)	(57)
Morgan Stanley	SOG	1.000%	09/20/2011	0.466%	6,000	9	(60)	69
Morgan Stanley	UBS	1.000%	09/20/2011	0.466%	13,600	21	(58)	79
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	0.532%	12,500	48	0	48
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	0.532%	12,500	53	0	53
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	0.020%	12,500	65	0	65
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	0.020%	12,500	68	0	68
Nordstrom, Inc.	BNP	1.000%	06/20/2018	1.137%	20,000	(168)	(275)	107
Nordstrom, Inc.	BOA	1.000%	06/20/2018	1.137%	23,000	(193)	(316)	123
Nucor Corp.	BNP	1.000%	06/20/2018	1.010%	13,000	(4)	25	(29)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.059%	14,000	117	0	117
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.353%	4,600	26	0	26
Panama Government International Bond	JPM	0.730%	01/20/2012	0.353%	12,600	68	0	68
Panama Government International Bond	MSC	0.750%	01/20/2012	0.353%	44,400	249	0	249
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%	23,000	76	(127)	203
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.190%	4,100	(32)	(83)	51
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	0.928%	10,000	1,306	(179)	1,485
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.315%	25,000	(345)	(284)	(61)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.562%	15,000	(502)	(424)	(78)
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	0.928%	5,000	653	(89)	742
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	0.573%	10,000	297	0	297
Prudential Financial, Inc.	GSC	1.000%	03/20/2016	1.315%	20,000	(276)	(382)	106
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	1.543%	10,000	(313)	(950)	637
Prudential Financial, Inc.	GSC	1.000%	03/20/2018	1.562%	15,000	(502)	(482)	(20)
Qatar Government International Bond	CITI	1.000%	03/20/2016	0.913%	3,000	13	(20)	33
Qatar Government International Bond	CSFB	1.000%	03/20/2016	0.913%	11,000	47	(5)	52
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%	6,000	26	(34)	60
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%	12,000	51	(21)	72
Qatar Government International Bond	RBS	1.000%	03/20/2016	0.913%	6,000	26	(6)	32
Republic of Germany Government Bond	BOA	0.250%	06/20/2015	0.281%	50,000	(56)	(534)	478
Republic of Germany Government Bond	GSC	0.250%	03/20/2016	0.360%	84,800	(425)	(1,287)	862
Republic of Germany Government Bond	SOG	0.250%	06/20/2016	0.385%	127,700	(822)	(1,042)	220
Republic of Germany Government Bond	UBS	0.250%	06/20/2016	0.385%	22,300	(143)	(187)	44
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%	89,600	(2,579)	(3,487)	908
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	1.661%	238,000	(6,850)	(8,918)	2,068
Republic of Italy Government Bond	CITI	1.000%	03/20/2016	1.661%	100,000	(2,878)	(4,052)	1,174
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.568%	17,000	(360)	(247)	(113)
Republic of Italy Government Bond	GSC	1.000%	12/20/2015	1.631%	50,000	(1,309)	(1,682)	373
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%	172,100	(4,953)	(6,204)	1,251

Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%		128,800	(4,040)	(2,844)	(1,196)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.568%		25,000	(529)	(444)	(85)
Republic of Italy Government Bond	JPM	1.000%	03/20/2016	1.661%		88,000	(2,533)	(3,047)	514
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.568%		18,000	(381)	(253)	(128)
Republic of Italy Government Bond	MSC	1.000%	03/20/2016	1.661%		44,000	(1,266)	(1,519)	253
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.568%		10,000	(212)	(178)	(34)
Republic of Italy Government Bond	RBS	1.000%	03/20/2016	1.661%		37,000	(1,065)	(1,262)	197
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.568%		25,000	(529)	(467)	(62)
Republic of Italy Government Bond	SOG	1.000%	03/20/2016	1.661%		50,000	(1,439)	(1,846)	407
Republic of Italy Government Bond	UBS	1.000%	12/20/2015	1.631%		50,000	(1,309)	(1,676)	367
Russia Government International Bond	GSC	1.000%	03/20/2016	1.341%		25,000	(377)	(620)	243
SLM Corp.	BCLY	5.000%	09/20/2011	0.708%		2,800	32	(196)	228
SLM Corp.	BOA	5.000%	09/20/2011	0.708%		10,500	118	(1,313)	1,431
SLM Corp.	BOA	5.000%	12/20/2011	0.708%		44,200	976	(3,536)	4,512
SLM Corp.	CITI	5.000%	09/20/2011	0.708%		20,000	226	0	226
SLM Corp.	DUB	5.000%	09/20/2011	0.708%		20,000	226	(50)	276
SLM Corp.	GSC	5.000%	09/20/2011	0.708%		5,000	56	0	56
SLM Corp.	JPM	5.000%	09/20/2011	0.708%		33,400	377	(250)	627
SLM Corp.	MSC	5.000%	12/20/2011	0.708%		15,000	331	(1,275)	1,606
SLM Corp.	UBS	5.000%	12/20/2011	0.708%		15,000	331	(825)	1,156
South Africa Government International Bond	BCLY	1.000%	12/20/2015	1.111%		25,000	(112)	(184)	72
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.111%		25,000	(112)	(184)	72
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		32,500	(2,157)	(2,133)	(24)
Spain Government International Bond	CITI	1.000%	03/20/2016	2.571%		50,000	(3,319)	(3,405)	86
Spain Government International Bond	DUB	1.000%	03/20/2016	2.571%		27,900	(1,852)	(1,719)	(133)
Spain Government International Bond	DUB	1.000%	06/20/2016	2.589%		1,900	(133)	(119)	(14)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		116,800	(7,753)	(7,705)	(48)
Spain Government International Bond	UBS	1.000%	03/20/2016	2.571%		16,000	(1,062)	(986)	(76)
Sprint Nextel Corp.	UBS	1.000%	06/20/2019	3.710%		3,000	(502)	(508)	6
Swedbank AB	BNP	5.000%	09/20/2014	1.169%	EUR	25,000	4,369	4,065	304
Sweden Government Bond	JPM	1.000%	03/20/2015	0.184%		$30,000	912	801	111
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	2,070,300	(4,722)	(4,927)	205
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2013	14.724%		282,000	(720)	(699)	(21)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		117,000	(216)	(240)	24
Turkey Government International Bond	DUB	1.000%	12/20/2015	1.610%		$33,000	(846)	(602)	(244)
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.425%	EUR	104,000	(931)	(1,467)	536
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.425%		45,000	(403)	(219)	(184)
U.S. Treasury Notes	CSFB	0.250%	03/20/2016	0.484%		173,500	(2,594)	(2,143)	(451)
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.425%		25,000	(224)	(344)	120
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.438%		50,000	(511)	(526)	15
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.449%		50,000	(573)	(689)	116
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.499%		50,000	(834)	(951)	117
U.S. Treasury Notes	HSBC	0.250%	03/20/2016	0.484%		100,000	(1,495)	(1,239)	(256)
U.S. Treasury Notes	RBS	0.250%	03/20/2016	0.484%		62,000	(926)	(752)	(174)
U.S. Treasury Notes	RBS	0.250%	06/20/2016	0.499%		25,000	(417)	(429)	12
U.S. Treasury Notes	SOG	0.250%	06/20/2012	0.339%		100,000	(115)	(267)	152
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.438%		25,000	(255)	(221)	(34)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.449%		50,000	(573)	(689)	116
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.499%		100,000	(1,668)	(1,076)	(592)
U.S. Treasury Notes	UBS	0.250%	03/20/2016	0.484%		35,500	(530)	(408)	(122)
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%		125,000	(2,086)	(2,169)	83
UBS AG	BNP	0.760%	03/20/2013	0.472%		$30	0	0	0
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.451%		100,000	2,042	569	1,473
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.590%		50,000	999	1,134	(135)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%		25,000	516	178	338
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%		100,000	2,042	424	1,618
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		200,000	4,131	1,548	2,583
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%		50,000	1,033	538	495
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		50,000	1,029	1,163	(134)
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		20,500	416	396	20
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.451%		67,500	1,378	214	1,164
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		175,000	3,615	1,560	2,055
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		67,500	1,369	909	460
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.590%		38,100	761	659	102
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%		345,000	7,044	1,186	5,858
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.478%		25,000	516	172	344
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		55,000	1,132	1,069	63
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%		205,000	4,157	4,079	78
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		33,700	688	273	415
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%		75,000	1,549	526	1,023

United Kingdom Gilt	JPM	1.000%	12/20/2015	0.534%	47,000	968	1,090	(122)
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.451%	30,000	(219)	(339)	120
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.451%	200,000	4,084	1,758	2,326
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.478%	50,000	1,033	333	700
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%	23,100	462	400	62
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%	147,800	3,018	600	2,418
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.478%	50,000	1,033	527	506
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.590%	127,200	2,540	2,201	339
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.478%	100,000	2,065	1,202	863
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.534%	37,300	769	859	(90)
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%	45,800	915	793	122
UnitedHealth Group, Inc.	BOA	1.000%	03/20/2018	1.057%	50,000	(161)	(379)	218
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.231%	14,205	221	105	116
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.231%	10,900	170	97	73
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.231%	15,000	234	76	158
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.616%	15,000	242	131	111
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.616%	40,000	645	257	388
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.203%	12,400	27	74	(47)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.203%	18,000	38	85	(47)

						$50,559	$(253,240)	$303,799

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$75,200	$7,685	$8,835	$(1,150)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	124,900	12,763	14,192	(1,429)
CDX.EM-12 5-Year Index	GSC	5.000%	12/20/2014	24,300	2,483	2,892	(409)
CDX.EM-12 5-Year Index	HSBC	5.000%	12/20/2014	25,000	2,555	2,900	(345)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	2,555	2,838	(283)
CDX.EM-12 5-Year Index	MSC	5.000%	12/20/2014	25,000	2,555	2,962	(407)
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014	50,000	5,109	4,975	134
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	711,200	81,407	88,665	(7,258)
CDX.EM-13 5-Year Index	CITI	5.000%	06/20/2015	20,000	2,289	2,290	(1)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	32,400	3,708	4,200	(492)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	60,265	66,005	(5,740)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	50,700	5,803	6,337	(534)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	977,700	111,912	122,641	(10,729)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	7,795	7,866	(71)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	153,200	17,536	16,939	597
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	405,100	49,877	51,271	(1,394)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	185,600	22,852	24,908	(2,056)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	122,800	15,120	15,193	(73)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	394,800	48,609	50,837	(2,228)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	170,800	21,030	22,253	(1,223)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	61,400	7,560	8,330	(770)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	156,600	19,281	20,076	(795)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	201,900	24,859	27,885	(3,026)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	158,700	21,030	21,348	(318)
CDX.EM-15 5-Year Index	CITI	5.000%	06/20/2016	200,000	26,503	27,750	(1,247)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	101,400	13,437	13,740	(303)
CDX.EM-15 5-Year Index	HSBC	5.000%	06/20/2016	50,000	6,626	6,920	(294)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	497,700	8,824	5,946	2,878
CDX.HY-16 5-Year Index	MSC	5.000%	06/20/2016	750,000	13,296	21,562	(8,266)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,146	327	0	327
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	464	0	464
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	368	0	368
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013	241,125	1,859	0	1,859
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,201	0	1,201
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,579	1,265	0	1,265
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016	4,934,700	19,926	17,162	2,764
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	5,015,200	20,251	22,265	(2,014)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016	1,236,600	4,993	5,913	(920)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	392,600	1,585	1,887	(302)
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016	265,100	1,070	1,290	(220)
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	2,103	0	2,103
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	690	0	690
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,283	0	1,283
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,496	0	1,496

CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	699	0	699
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	506	0	506
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	346	0	346
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	447	0	447
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,393	0	1,393
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,559	0	1,559
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	953	0	953
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	801	0	801
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	99	0	99
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	140	0	140
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	279	0	279
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	1,807	0	1,807
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	2,694	0	2,694
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,081	139	0	139
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	220	0	220
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,799	3,908	0	3,908
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,023	0	2,023
MCDX-14 5-Year Index	GSC	1.000%	06/20/2015	100,000	(359)	(4,866)	4,507
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020	25,000	(889)	(1,424)	535
MCDX-15 10-Year Index	GSC	1.000%	12/20/2020	25,000	(889)	(1,424)	535
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	28,100	(230)	(1,092)	862
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(205)	(980)	775
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	25,000	(205)	(972)	767
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	21,900	(179)	(865)	686
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(316)	(214)	(102)

					$698,946	$709,236	$(10,290)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BCLY	AUD	250,000	$ 268,375	$2,302	$(19,787)	$22,089
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	CSFB		50,000	53,675	460	(3,958)	4,418

							$2,762	$(23,745)	$26,507

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	$(1,803)	$(2,885)	$1,082
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	160	0	160
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	123	0	123
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,256	(539)	1,795
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	2,865	712	2,153
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,410	518	2,892
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,109	1,069	4,040
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	6,737	1,522	5,215
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,396	1,939	2,457
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,858	1,299	1,559
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,449	0	4,449
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,449	3,965	6,484
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,794	1,032	2,762
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	1,879	0	1,879
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	1,717	(30)	1,747
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	557	0	557
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,248	1,229	3,019
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	4,338	(572)	4,910
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,371	120	4,251
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	605	300	305
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,262	327	935
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	1,964	0	1,964
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,862	823	2,039
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	553	55	498
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	3,169	175	2,994
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	1,732	37	1,695
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	620	(193)	813
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	3,618	267	3,351
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	1,821	810	1,011
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	10,896	3,310	7,586
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	1,500	954	546
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	2,340	(788)	3,128
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	(292)	189	(481)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	(341)	363	(704)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	221	68	153
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	628	625	3
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	2,698	356	2,342
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	5,862	1,426	4,436
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	7,022	658	6,364
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	8,745	897	7,848
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	16,839	4,177	12,662
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	23,316	7,519	15,797
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,494	1,335	1,159
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	4,870	1,825	3,045
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	(696)	(31)	(665)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	953	1,893	(940)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,076	0	1,076
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	1,695	(60)	1,755
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	3,396	424	2,972
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	7,162	2,018	5,144
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	12,422	2,096	10,326
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	22,112	5,080	17,032
Pay	3-Month USD-LIBOR	1.250%	12/21/2014	BOA		$1,486,400	(12,123)	(7,908)	(4,215)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		167,000	(3,652)	(4,008)	356
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		2,549,200	(55,753)	22,607	(78,360)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		534,800	(11,696)	(1,442)	(10,254)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CSFB		700,000	(15,309)	(11,775)	(3,534)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		375,800	(8,219)	7,384	(15,603)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		565,000	(12,358)	(2,882)	(9,476)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		759,000	(16,600)	(3,110)	(13,490)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		602,200	(13,171)	(1,264)	(11,907)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		936,900	(20,491)	(7,048)	(13,443)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		513,000	(11,220)	(3,078)	(8,142)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		346,700	(7,583)	(149)	(7,434)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		158,900	(5,307)	3,575	(8,882)

Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		73,400	(2,451)	3,230	(5,681)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		1,973,100	(65,892)	23,013	(88,905)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		958,400	(32,005)	25,448	(57,453)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		391,800	(13,084)	14,819	(27,903)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		606,900	(20,267)	12,967	(33,234)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		1,192,600	(39,827)	25,736	(65,563)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		832,300	(27,795)	16,689	(44,484)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		471,400	(15,742)	10,085	(25,827)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		2,223,400	(74,251)	19,368	(93,619)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		1,978,200	(66,062)	45,857	(111,919)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		963,400	(32,172)	23,950	(56,122)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		221,200	6,832	6,306	526
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		3,400	105	42	63
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CSFB		120,000	3,707	(636)	4,343
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		157,000	4,849	(628)	5,477
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		231,800	7,160	6,514	646
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(3,583)	5,211	(8,794)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BCLY	EUR	2,400,000	(747)	23,440	(24,187)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		105,200	(33)	(1,701)	1,668
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	CSFB		367,400	(114)	(869)	755
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		379,900	(118)	4,565	(4,683)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC		1,646,400	(513)	(18,437)	17,924
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC		796,700	(248)	10,982	(11,230)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		1,493,200	(465)	(7,309)	6,844
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CITI		278,000	5,014	344	4,670
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MSC		630,200	11,365	3,108	8,257
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	BCLY	JPY	23,300,000	85	7,405	(7,320)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	BOA		5,000,000	19	76	(57)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	CSFB		15,000,000	55	(646)	701
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	RBS		17,000,000	62	3,588	(3,526)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UBS		18,000,000	66	6,011	(5,945)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	886,100	616	(35)	651
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY		300,000	1,520	0	1,520
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,229	28	2,201
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		1,565,679	5,803	756	5,047

							$(325,327)	$306,493	$(631,820)

(o)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$3,435,700	$13,558	$18,014

(p)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Gold December Futures	BCLY	$1,750.000	11/22/2011	500	$1,148	$(420)
Call - OTC Gold December Futures	DUB	1,750.000	10/27/2011	600	714	(504)
Call - OTC Gold December Futures	JPM	1,750.000	11/22/2011	700	1,564	(588)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	2,000	4,415	(1,680)

					$7,841	$(3,192)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	5,150	$1,603	$(1,142)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	5,150	1,682	(1,101)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	4,815	1,586	(2,020)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	4,815	2,219	(429)
Call - CBOT U.S. Treasury 5-Year Note September Futures	121.500	08/26/2011	3,461	778	(491)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	33,197	26,449	(25,105)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	48,143	29,941	(3,511)

				$64,258	$(33,799)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$3,725,700	$18,442	$(17,075)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011		3,251,600	6,666	(2,562)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,745,900	21,371	(22,137)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		6,871,400	13,743	(4,009)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		4,179,200	15,776	(12,498)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	(14,362)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	(1,422)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,454,400	14,563	(12,922)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,211,300	7,488	(6,377)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,224,600	88,302	(59,097)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	(5,414)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	(13,640)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	(11,034)
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	(158)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	(7,831)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	(7,602)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	(14,442)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	(10,128)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	(21,747)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	(26,690)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011		994,300	2,320	(1,898)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		994,300	4,557	(3,674)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	09/12/2011		1,337,600	3,210	(2,553)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		1,337,600	5,885	(4,943)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	(9,316)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	(5)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(10,180)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		343,500	1,786	(1,161)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		343,500	2,147	(1,102)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	(11)
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.000%	11/14/2011		1,127,900	10,038	(8,336)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		1,127,900	15,650	(14,419)
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(2,008)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		1,894,200	10,504	(6,404)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		1,894,200	10,504	(6,078)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	(3)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		1,911,600	10,256	(6,462)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		1,911,600	12,718	(6,134)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	(5)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		3,167,800	22,843	(19,067)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		1,901,500	19,015	(16,652)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		1,266,300	6,585	(2,708)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	(29)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(8,144)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011		1,258,300	10,444	(9,300)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		1,258,300	17,427	(16,086)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	(10)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(14,281)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(16)

								$742,997	$(442,132)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$79,000	$395	$(41)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	280,000	602	(625)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	280,000	1,148	(144)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	159,200	724	(195)

						$2,869	$(1,005)

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2011	$102.531	08/04/2011	$695,000	$2,172	$(2,367)
Call - OTC Fannie Mae 4.500% due 08/01/2041	104.531	08/04/2011	695,000	1,737	(709)

				$3,909	$(3,076)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,634,000	$8,628	$(10,575)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,518,000	7,712	(9,825)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	7,499,700	83,843	(121,553)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	4,079,100	44,366	(66,865)

					$144,549	$(208,818)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(4,709)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(11,658)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(1,485)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(2,241)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(1,983)

						$67,873	$(22,076)

(q)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 -11/29/2010	$102,808	$99,422	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	3,532	3,515	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	183	152	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,146	3,884	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	81	95	0.00%
Royal Bank of Scotland Group PLC	2.009%	03/30/2015	01/06/2011	21,562	22,803	0.01%

				$129,312	$129,871	0.05%

(r)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2041	$4,549,500	$4,411,110	$(4,346,906)
Fannie Mae	4.000%	07/01/2041	6,187,000	6,235,675	(6,183,133)
Fannie Mae	5.500%	07/01/2041	1,397,350	1,509,743	(1,510,885)
Fannie Mae	5.500%	08/01/2041	1,438,300	1,557,855	(1,552,241)
Freddie Mac	5.500%	07/01/2041	22,000	23,715	(23,760)
Ginnie Mae	6.000%	07/01/2041	7,300	8,091	(8,134)

				$13,746,189	$(13,625,059)

(s)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	472,452	07/2011	DUB	$0	$(12,849)	$(12,849)
Sell		768	07/2011	RBS	0	(16)	(16)
Sell	BRL	695	07/2011	CITI	0	(12)	(12)
Buy		862,949	07/2011	HSBC	22,386	0	22,386
Buy		393,123	07/2011	MSC	10,347	0	10,347
Sell		609,454	07/2011	MSC	0	(9,283)	(9,283)
Sell		145,958	07/2011	RBS	0	(8,013)	(8,013)
Buy		35	07/2011	UBS	1	0	1
Sell		500,000	07/2011	UBS	0	(14,662)	(14,662)
Buy		1,829,242	08/2011	BCLY	20,395	0	20,395
Sell		196,089	08/2011	BCLY	0	(5,419)	(5,419)
Sell		161,013	08/2011	CITI	0	(3,791)	(3,791)
Sell		448,283	08/2011	HSBC	0	(10,741)	(10,741)
Sell		407,819	08/2011	MSC	0	(8,793)	(8,793)
Sell		80,608	08/2011	RBS	0	(1,299)	(1,299)
Buy		1,675	08/2011	UBS	35	0	35
Sell		537,105	08/2011	UBS	0	(10,950)	(10,950)
Sell		1,829,242	09/2011	BCLY	0	(20,001)	(20,001)
Buy		69,788	09/2011	BOA	6,631	0	6,631
Sell		862,949	09/2011	HSBC	0	(21,648)	(21,648)
Buy		61,456	09/2011	MSC	5,813	0	5,813
Sell		393,123	09/2011	MSC	0	(10,007)	(10,007)
Sell		131,279	09/2011	UBS	0	(1,875)	(1,875)
Sell	CAD	202,617	07/2011	CITI	0	(3,394)	(3,394)
Sell		232,110	09/2011	BNP	0	(4,278)	(4,278)
Sell		100,983	09/2011	CITI	0	(2,360)	(2,360)
Sell		801,935	09/2011	DUB	0	(15,877)	(15,877)
Sell		37,419	09/2011	HSBC	0	(374)	(374)
Sell		1,170,936	09/2011	RBC	0	(24,869)	(24,869)
Sell		43,388	09/2011	RBS	0	(379)	(379)
Buy	CHF	11,000	08/2011	BNP	107	0	107
Sell		42,705	08/2011	BNP	90	0	90
Buy		20,313	08/2011	CITI	264	0	264
Sell		173,311	08/2011	CITI	0	(4,863)	(4,863)
Buy		764	08/2011	CSFB	44	0	44
Buy	CNY	114,614	11/2011	BCLY	59	(27)	32
Buy		1,126,040	11/2011	CITI	928	0	928
Buy		85,349	11/2011	HSBC	0	(41)	(41)
Buy		679,898	11/2011	JPM	541	(170)	371
Buy		48,570	11/2011	RBS	36	0	36
Buy		55,863	02/2012	BCLY	0	(35)	(35)
Buy		359,078	02/2012	CITI	242	0	242
Buy		1,052,508	02/2012	HSBC	243	(62)	181
Buy		508,661	02/2012	JPM	129	(230)	(101)
Buy		200,000	02/2012	SOG	195	0	195
Buy		909,028	06/2012	CITI	144	(139)	5
Buy		575,325	06/2012	DUB	17	(301)	(284)
Buy		404,910	06/2012	GSC	31	0	31
Buy		910,399	06/2012	HSBC	129	(149)	(20)
Buy		1,012,972	06/2012	JPM	78	(420)	(342)
Buy		221,821	06/2012	RBS	125	0	125
Buy		1,462,000	06/2012	SOG	0	(787)	(787)
Buy		170,562	02/2013	CITI	104	0	104
Buy		573,579	02/2013	GSC	0	(213)	(213)
Buy		150,000	02/2013	JPM	0	(88)	(88)
Buy		406,493	02/2013	UBS	0	(131)	(131)
Buy		61,799	08/2013	GSC	0	(70)	(70)
Buy		66,994	04/2014	JPM	0	(96)	(96)
Buy		217,371	04/2014	RBS	0	(373)	(373)
Buy	EUR	4,126	07/2011	BCLY	95	0	95
Sell		675,207	07/2011	BCLY	886	(15,747)	(14,861)
Sell		626,974	07/2011	BNP	88	(17,222)	(17,134)
Sell		108,461	07/2011	BOA	607	0	607
Buy		14,389	07/2011	CITI	500	0	500

Sell		838,850	07/2011	CITI	4,457	(11,806)	(7,349)
Buy		3,988	07/2011	CSFB	100	0	100
Sell		490,718	07/2011	CSFB	0	(7,441)	(7,441)
Sell		70,257	07/2011	DUB	724	0	724
Sell		189,441	07/2011	HSBC	2,284	(1,875)	409
Sell		156,641	07/2011	JPM	0	(4,342)	(4,342)
Sell		2,345,407	07/2011	MSC	0	(19,268)	(19,268)
Buy		200,235	07/2011	RBC	464	0	464
Sell		413,221	07/2011	RBC	6,103	(4,127)	1,976
Buy		54,735	07/2011	RBS	1,107	0	1,107
Sell		1,919,515	07/2011	RBS	0	(24,401)	(24,401)
Sell		2,714,293	07/2011	UBS	1,093	(64,455)	(63,362)
Buy	GBP	2,734	07/2011	HSBC	0	(46)	(46)
Sell		287,992	09/2011	BCLY	9,043	0	9,043
Buy		3,441	09/2011	BNP	0	(5)	(5)
Sell		98,374	09/2011	BNP	1	(845)	(844)
Buy		63,329	09/2011	CITI	126	(991)	(865)
Sell		931,391	09/2011	CITI	28,250	(435)	27,815
Buy		2,809	09/2011	RBC	0	(38)	(38)
Sell		21,985	09/2011	RBC	731	0	731
Sell		622,937	09/2011	UBS	23,942	0	23,942
Sell	HKD	439,528	09/2011	CITI	148	0	148
Buy		13,000	09/2011	MSC	0	(1)	(1)
Buy	IDR	1,036,243,252	07/2011	BCLY	9,040	0	9,040
Buy		169,060,500	07/2011	BNP	1,822	0	1,822
Buy		1,615,276,709	07/2011	CITI	14,418	0	14,418
Buy		460,182,352	07/2011	DUB	719	0	719
Buy		2,012,323,850	07/2011	HSBC	19,644	0	19,644
Sell		350,960,884	07/2011	HSBC	0	(324)	(324)
Buy		785,969,430	07/2011	JPM	2,490	0	2,490
Buy		153,846,000	07/2011	RBS	1,658	0	1,658
Buy		328,464,700	10/2011	CITI	2,400	0	2,400
Buy		1,004,684,000	10/2011	DUB	7,516	0	7,516
Buy		1,796,589,481	10/2011	RBS	12,459	0	12,459
Buy		614,675,426	01/2012	BOA	2,276	0	2,276
Buy		570,606,523	01/2012	CITI	2,073	0	2,073
Buy		704,009,859	01/2012	JPM	1,168	0	1,168
Buy		350,960,884	07/2012	HSBC	386	0	386
Buy	INR	4,450,022	08/2011	BCLY	1,235	0	1,235
Buy		315,000	08/2011	CITI	69	0	69
Buy		4,030,000	08/2011	DUB	3,194	0	3,194
Buy		18,859,172	08/2011	HSBC	7,428	0	7,428
Buy		5,130,055	11/2011	BCLY	1,334	0	1,334
Buy		7,200,000	11/2011	HSBC	2,094	0	2,094
Buy		5,894,312	11/2011	JPM	1,086	0	1,086
Sell	JPY	33,093,566	07/2011	BCLY	0	(15,516)	(15,516)
Sell		663,358,419	07/2011	BOA	0	(317,778)	(317,778)
Buy		224,198,049	07/2011	CITI	31,084	0	31,084
Sell		25,470,000	07/2011	CITI	0	(8,383)	(8,383)
Sell		71,871,000	07/2011	CSFB	0	(24,385)	(24,385)
Buy		20,396,818	07/2011	DUB	1,168	0	1,168
Sell		22,260,000	07/2011	DUB	0	(6,168)	(6,168)
Buy		7,514,064	07/2011	HSBC	1,053	0	1,053
Sell		65,019,270	07/2011	JPM	0	(33,350)	(33,350)
Sell		567,528	07/2011	RBC	0	(275)	(275)
Sell		554,276,956	07/2011	RBS	0	(265,502)	(265,502)
Sell		92,240,000	08/2011	BOA	3,623	(2,886)	737
Sell		48,840,000	08/2011	CITI	0	(2,512)	(2,512)
Sell		228,610,000	08/2011	JPM	3,538	(14,631)	(11,093)
Sell		192,630,000	08/2011	RBS	0	(26,902)	(26,902)
Sell		145,960,000	08/2011	UBS	2,184	(7,886)	(5,702)
Sell		21,800,000	09/2011	CITI	291	0	291
Sell		6,770,000	09/2011	DUB	260	0	260
Buy	KRW	282,365,118	08/2011	CITI	6,598	0	6,598
Buy		11,881,742	08/2011	GSC	570	0	570
Buy		1,978,452,566	08/2011	JPM	44,192	0	44,192
Buy		15,805,240	08/2011	MSC	720	0	720
Buy		20,948,000	08/2011	RBS	825	0	825
Buy		129,561,688	08/2011	SOG	1,924	0	1,924
Buy		23,029,832	11/2011	CITI	371	0	371

Buy		267,089,256	11/2011	JPM	2,391	0	2,391
Buy	MXN	192,837	07/2011	BCLY	680	0	680
Sell		3,705,220	07/2011	BCLY	0	(4,682)	(4,682)
Buy		3,615,059	07/2011	CITI	13,198	0	13,198
Sell		8,582,832	07/2011	CITI	258	(8,068)	(7,810)
Buy		2,201,331	07/2011	DUB	8,830	0	8,830
Buy		17,235,014	07/2011	HSBC	62,491	0	62,491
Sell		10,844,037	07/2011	HSBC	132	(11,531)	(11,399)
Buy		3,088,500	07/2011	JPM	13,737	0	13,737
Sell		103,178	07/2011	JPM	0	(163)	(163)
Buy		3,058,547	07/2011	MSC	11,196	0	11,196
Sell		4,123,383	07/2011	MSC	742	(293)	449
Buy		578,498	07/2011	RBS	2,030	0	2,030
Buy		384,139	07/2011	UBS	1,403	0	1,403
Sell		2,995,276	07/2011	UBS	0	(3,893)	(3,893)
Buy		3,705,220	11/2011	BCLY	4,746	0	4,746
Buy		8,582,832	11/2011	CITI	8,109	(214)	7,895
Buy		11,368,084	11/2011	HSBC	11,817	(97)	11,720
Buy		103,178	11/2011	JPM	166	0	166
Buy		5,392,528	11/2011	MSC	1,034	(576)	458
Buy		3,429,716	11/2011	UBS	4,151	0	4,151
Buy	MYR	400,283	08/2011	BCLY	3,180	0	3,180
Buy		774,695	08/2011	CITI	5,781	0	5,781
Buy		78,806	08/2011	HSBC	524	0	524
Buy		132,400	08/2011	JPM	936	0	936
Buy		148,443	08/2011	MSC	949	0	949
Buy	PHP	3,379,647	11/2011	BCLY	1,527	0	1,527
Buy		8,994,336	11/2011	CITI	2,054	(331)	1,723
Buy		1,356,740	11/2011	DUB	389	0	389
Buy		1,313,208	11/2011	GSC	288	0	288
Buy		4,031,282	11/2011	JPM	1,109	(239)	870
Buy		19,073,909	03/2012	CITI	204	(835)	(631)
Buy		2,543,669	03/2012	HSBC	0	(76)	(76)
Buy		18,086,543	03/2012	JPM	179	(439)	(260)
Buy		1,393,746	03/2012	MSC	0	(18)	(18)
Buy	RUB	3,968,890	07/2011	CITI	2,157	(148)	2,009
Sell		3,968,890	07/2011	CITI	1,261	0	1,261
Sell	SEK	169,234	08/2011	HSBC	569	0	569
Sell		49,384	08/2011	RBS	30	0	30
Buy	SGD	66,300	09/2011	BCLY	2,126	0	2,126
Buy		130,600	09/2011	CITI	4,226	0	4,226
Buy		516,183	09/2011	DUB	4,114	0	4,114
Buy		269,135	09/2011	GSC	461	0	461
Buy		677	09/2011	HSBC	17	0	17
Buy		372,060	09/2011	JPM	6,827	0	6,827
Buy		382,546	09/2011	RBS	6,872	0	6,872
Buy		141,000	09/2011	UBS	5	0	5
Buy		103,190	12/2011	CITI	1,880	0	1,880
Buy	TRY	798,977	07/2011	HSBC	0	(11,788)	(11,788)
Buy		490,658	07/2011	JPM	0	(8,563)	(8,563)
Buy	TWD	889,949	01/2012	BCLY	368	0	368
Buy		2,000,000	01/2012	CITI	915	0	915
Buy		440,000	01/2012	GSC	201	0	201
Buy		430,000	01/2012	HSBC	199	0	199
Buy		121,567	01/2012	JPM	59	0	59
Buy		600,000	01/2012	RBS	267	0	267
Sell	ZAR	184,470	07/2011	BCLY	308	0	308
Buy		979,112	07/2011	CITI	4,891	0	4,891
Sell		120,886	07/2011	CSFB	181	0	181
Buy		3,269,374	07/2011	DUB	18,441	0	18,441
Sell		971,743	07/2011	DUB	0	(1,792)	(1,792)
Buy		172,787	07/2011	HSBC	670	0	670
Sell		67,075	07/2011	HSBC	0	(224)	(224)
Buy		385,950	07/2011	JPM	1,381	0	1,381
Buy		383,610	07/2011	MSC	399	0	399
Sell		71,184	07/2011	MSC	107	0	107
Buy		668,579	07/2011	UBS	3,495	0	3,495
Buy		235,646	09/2011	BCLY	3,498	0	3,498
Buy		112,465	09/2011	MSC	1,665	0	1,665
Buy		133,000	09/2011	UBS	1,971	0	1,971

Buy	971,743	10/2011	DUB	1,763	0	1,763
Buy	67,075	10/2011	HSBC	222	0	222

				$578,550	$(1,152,598)	$(574,048)

(t)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$1,674,134	$114,732	$1,788,866
Corporate Bonds & Notes
Banking & Finance	0	58,882,988	258,158	59,141,146
Industrials	0	12,230,843	162,849	12,393,692
Utilities	0	4,366,226	1,229	4,367,455
Convertible Bonds & Notes
Banking & Finance	0	33,797	0	33,797
Industrials	0	174,231	0	174,231
Municipal Bonds & Notes
Alabama	0	1,203	0	1,203
Arizona	0	31,433	0	31,433
Arkansas	0	1,069	0	1,069
California	0	3,257,901	0	3,257,901
Colorado	0	12,476	0	12,476
Connecticut	0	161	0	161
District of Columbia	0	103,456	0	103,456
Florida	0	92,521	0	92,521
Georgia	0	109,603	0	109,603
Illinois	0	1,281,044	0	1,281,044
Indiana	0	52,196	0	52,196
Iowa	0	79,983	0	79,983
Kansas	0	365	0	365
Louisiana	0	102,925	0	102,925
Massachusetts	0	71,180	0	71,180
Michigan	0	55,923	0	55,923
Minnesota	0	1,113	0	1,113
Mississippi	0	10,490	0	10,490
Missouri	0	1,797	0	1,797
Nebraska	0	47,414	0	47,414
Nevada	0	315,490	0	315,490
New Jersey	0	408,596	0	408,596
New York	0	1,245,222	0	1,245,222
North Carolina	0	46,531	0	46,531
North Dakota	0	5,020	0	5,020
Ohio	0	738,631	0	738,631
Oregon	0	35,220	0	35,220
Pennsylvania	0	117,740	0	117,740
Puerto Rico	0	9,746	0	9,746
Rhode Island	0	7,169	0	7,169
South Carolina	0	371	0	371
South Dakota	0	1,464	0	1,464
Tennessee	0	1,159	0	1,159
Texas	0	457,642	0	457,642
Utah	0	6,811	0	6,811
Virginia	0	6,602	0	6,602
Washington	0	38,187	0	38,187
West Virginia	0	122,260	0	122,260
Wisconsin	0	2,768	0	2,768
U.S. Government Agencies	0	55,644,572	153,719	55,798,291
U.S. Treasury Obligations	0	12,543,554	0	12,543,554
Mortgage-Backed Securities	0	15,326,599	553,022	15,879,621
Asset-Backed Securities	0	3,643,280	290,947	3,934,227
Sovereign Issues	0	20,431,444	0	20,431,444
Convertible Preferred Securities
Industrials	0	5,972	0	5,972
Utilities	16,297	0	0	16,297
Preferred Securities
Banking & Finance	139,008	34,190	0	173,198
Short-Term Instruments
Certificates of Deposit	0	1,452,088	0	1,452,088

Commercial Paper	0	4,068,098	0	4,068,098
Repurchase Agreements	0	1,671,611	0	1,671,611
Short-Term Notes	0	212,365	0	212,365
Japan Treasury Bills	0	23,439,933	0	23,439,933
U.S. Treasury Bills	0	162,165	0	162,165
PIMCO Short-Term Floating NAV Portfolio	46,407,664	0	0	46,407,664
Purchased Options
Interest Rate Contracts	0	18,014	0	18,014
	$46,562,969	$224,896,986	$1,534,656	$272,994,611
Short Sales, at value	$0	$(13,625,059)	$0	$(13,625,059)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	385,643	0	385,643
Foreign Exchange Contracts	0	605,057	0	605,057
Interest Rate Contracts	836,106	232,162	0	1,068,268
	$836,106	$1,222,862	$0	$2,058,968

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(3,192)	0	(3,192)
Credit Contracts	0	(112,890)	0	(112,890)
Foreign Exchange Contracts	0	(1,152,598)	0	(1,152,598)
Interest Rate Contracts	(133,742)	(1,342,989)	(230,894)	(1,707,625)

	$(133,742)	$(2,611,669)	$(230,894)	$(2,976,305)

Totals	$47,265,333	$209,883,120	$1,303,762	$258,452,215

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$44,644	$70,530	$0	$0	$0	$(442)	$0	$0	$114,732	$(442)
Corporate Bonds & Notes
Banking & Finance	342,541	5,824	(86,259)	(4,643)	4,021	(1,368)	0	(1,958)	258,158	2,615
Industrials	182,410	0	(16,645)	(111)	34	(966)	0	(1,873)	162,849	(463)
Utilities	1,223	0	0	1	0	5	0	0	1,229	5
U.S. Government Agencies	138,153	45,557	(29,777)	(864)	(106)	756	0	0	153,719	398
Mortgage-Backed Securities	70,004	455,190	(2,060)	40	61	(570)	30,357	0	553,022	(580)
Asset-Backed Securities	738,158	206,770	(56,930)	1,501	1,463	19,763	0	(619,778)	290,947	1,678
Sovereign Issues	549,754	0	0	4	0	10,995	0	(560,753)	0	0

	$2,066,887	$783,871	$(191,671)	$(4,072)	$5,473	$28,173	$30,357	$(1,184,362)	$1,534,656	$3,211

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(275,943)	$0	$0	$0	$0	$45,049	$0	$0	$(230,894)	$45,049

Totals	$1,790,944	$783,871	$(191,671)	$(4,072)	$5,473	$73,222	$30,357	$(1,184,362)	$1,303,762	$48,260

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.

(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Ford Motor Co.
2.940% due 12/15/2013	$1,119	$1,119

Total Bank Loan Obligations (Cost $1,113)		1,119

CORPORATE BONDS & NOTES 29.7%
BANKING & FINANCE 20.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	3,100	3,342
American Express Bank FSB
5.500% due 04/16/2013	500	535
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,515
American Express Co.
7.000% due 03/19/2018	200	236
American Express Credit Corp.
5.875% due 05/02/2013	2,800	3,015
American International Group, Inc.
0.386% due 10/18/2011	100	100
4.950% due 03/20/2012	1,200	1,223
5.050% due 10/01/2015	10,300	10,757
5.450% due 05/18/2017	30,700	32,126
5.600% due 10/18/2016	18,300	19,168
5.850% due 01/16/2018	11,500	12,060
6.250% due 05/01/2036	1,452	1,485
6.400% due 12/15/2020	3,500	3,772
8.250% due 08/15/2018	7,700	8,844
Bank of America Corp.
1.693% due 01/30/2014	12,400	12,438
5.650% due 05/01/2018	9,200	9,709
8.125% due 12/29/2049 (f)	4,900	5,123
Bank of America N.A.
0.527% due 06/15/2016	200	182
5.300% due 03/15/2017	325	335
6.000% due 10/15/2036	1,300	1,257
6.100% due 06/15/2017	16,100	17,254
Capital One Capital VI
8.875% due 05/15/2040	700	725
CBA Capital Trust I
5.805% due 08/29/2049	5,200	5,312
CIT Group, Inc.
7.000% due 05/01/2014	213	215
7.000% due 05/01/2015	381	383
7.000% due 05/01/2016	635	634
7.000% due 05/01/2017	889	888
Citigroup, Inc.
0.370% due 03/16/2012	132	132
1.111% due 02/15/2013	10,200	10,165
1.733% due 01/13/2014	5,500	5,540
2.262% due 08/13/2013	2,600	2,650
4.750% due 05/19/2015	16,200	17,141
5.300% due 10/17/2012	1,000	1,050
5.500% due 08/27/2012	3,025	3,171
5.500% due 04/11/2013	11,200	11,894
5.625% due 08/27/2012	2,500	2,612
5.850% due 07/02/2013	700	750
6.000% due 08/15/2017	7,900	8,657
8.125% due 07/15/2039	600	753
8.500% due 05/22/2019	2,900	3,598
Fifth Third Bancorp
6.250% due 05/01/2013	350	379
8.250% due 03/01/2038	16,000	19,188
General Electric Capital Corp.
5.875% due 01/14/2038	10,200	10,353
6.375% due 11/15/2067	100	103
6.875% due 01/10/2039	3,900	4,429
Goldman Sachs Group, Inc.
1.268% due 02/07/2014	22,600	22,430
5.300% due 02/14/2012	325	333
5.625% due 01/15/2017	5,800	6,144
5.950% due 01/18/2018	7,375	7,956
6.150% due 04/01/2018	4,700	5,120
6.250% due 09/01/2017	6,300	6,956
HCP, Inc.
5.650% due 12/15/2013	2,300	2,521
6.300% due 09/15/2016	600	671
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	60,497
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,387
6.750% due 09/01/2016	2,000	2,140
JPMorgan Chase & Co.
0.997% due 05/02/2014	28,100	28,132
4.250% due 10/15/2020	500	490
6.000% due 01/15/2018	1,700	1,892
7.900% due 04/29/2049	41,600	44,834
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	8,702
JPMorgan Chase Capital XX
6.550% due 09/15/2066	800	804
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	3,100	837
6.875% due 05/02/2018 (a)	1,200	328
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012	500	499
6.050% due 08/15/2012	325	342
6.400% due 08/28/2017	4,400	4,806
6.875% due 04/25/2018	24,400	27,020
MetLife Institutional Funding II
0.646% due 03/27/2012	5,000	5,012
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,470
Metropolitan Life Global Funding I
0.683% due 07/13/2011	19,200	19,202
Morgan Stanley
1.253% due 04/29/2013	4,800	4,794
1.874% due 01/24/2014	800	806
2.761% due 05/14/2013	24,800	25,477
3.450% due 11/02/2015	300	297
5.300% due 03/01/2013	1,150	1,216
5.950% due 12/28/2017	225	242
7.300% due 05/13/2019	900	1,022
National City Bank
6.200% due 12/15/2011	375	384
Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,181
Pricoa Global Funding I
0.373% due 01/30/2012	17,000	16,952
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	3,012
5.550% due 04/27/2015	4,000	4,440
SLM Corp.
4.000% due 07/25/2014	2,000	1,972
5.375% due 01/15/2013	17,700	18,195
5.375% due 05/15/2014	400	417
6.250% due 01/25/2016	9,700	10,069
Springleaf Finance Corp.
5.625% due 08/17/2011	400	400
State Street Capital Trust III
5.237% due 01/29/2049	3,500	3,504
State Street Capital Trust IV
1.247% due 06/01/2077	600	489
U.S. Bank N.A.
6.375% due 08/01/2011	250	251
UBS Preferred Funding Trust V
6.243% due 05/29/2049	7,500	7,425
USB Capital IX
3.500% due 10/29/2049	700	579
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,413
Wells Fargo & Co.
7.980% due 03/29/2049	38,906	42,213
Weyerhaeuser Co.
7.375% due 03/15/2032	10,000	10,435
ZFS Finance USA Trust IV
5.875% due 05/09/2062	467	474

		680,382

INDUSTRIALS 7.0%
Abbott Laboratories
5.875% due 05/15/2016	325	379
Amgen, Inc.
6.900% due 06/01/2038	2,600	3,086
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	6,205	6,952
Comcast Corp.
5.875% due 02/15/2018	1,100	1,235
6.450% due 03/15/2037	1,100	1,180
Cox Communications, Inc.
4.625% due 06/01/2013	4,000	4,249
Daimler Finance North America LLC
5.750% due 09/08/2011	14,715	14,849
7.300% due 01/15/2012	4,800	4,968
Dell, Inc.
5.650% due 04/15/2018	6,000	6,660
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013	4,800	4,854
Dow Chemical Co.
2.500% due 02/15/2016	4,000	3,978
4.850% due 08/15/2012	7,223	7,545
General Mills, Inc.
5.250% due 08/15/2013	8,000	8,695
6.000% due 02/15/2012	211	218
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	350
International Business Machines Corp.
5.700% due 09/14/2017	23,200	26,993
7.625% due 10/15/2018	350	446
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	10,400	10,961
Kraft Foods, Inc.
2.625% due 05/08/2013	8,600	8,850
5.250% due 10/01/2013	20,000	21,740
6.125% due 08/23/2018	375	430
Marathon Oil Corp.
6.000% due 10/01/2017	325	374
McDonald’s Corp.
5.800% due 10/15/2017	200	235
Oracle Corp.
4.950% due 04/15/2013	7,000	7,512
5.750% due 04/15/2018	6,900	7,904
PepsiCo, Inc.
5.000% due 06/01/2018	275	305
Plains All American Pipeline LP
4.250% due 09/01/2012	5,481	5,668
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	29,245
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	5,997

Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,389
Southern Co.
5.300% due 01/15/2012	4,000	4,101
Target Corp.
5.125% due 01/15/2013	6,200	6,602
Time Warner, Inc.
6.875% due 05/01/2012	380	399
UAL Pass-Through Trust
9.190% due 12/24/2013 (a)	4,485	1,839
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,000	3,067
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	22,956

		237,211

UTILITIES 2.6%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,122
Appalachian Power Co.
5.650% due 08/15/2012	3,165	3,318
AT&T, Inc.
4.950% due 01/15/2013	1,700	1,802
5.500% due 02/01/2018	1,700	1,898
6.300% due 01/15/2038	1,200	1,275
BellSouth Corp.
4.463% due 04/26/2021	41,200	42,419
Cleco Power LLC
6.000% due 12/01/2040	7,500	7,771
Dominion Resources, Inc.
6.250% due 06/30/2012	6,934	7,298
DTE Energy Co.
0.955% due 06/03/2013	1,900	1,906
Entergy Corp.
3.625% due 09/15/2015	5,400	5,489
Qwest Corp.
3.497% due 06/15/2013	10,000	10,275
8.875% due 03/15/2012	2,000	2,110
Verizon Communications, Inc.
5.250% due 04/15/2013	500	537

		88,220

Total Corporate Bonds & Notes (Cost $938,505)		1,005,813

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Boston Properties LP
2.875% due 02/15/2037	7,010	7,063

Total Convertible Bonds & Notes (Cost $7,083)		7,063

MUNICIPAL BONDS & NOTES 4.1%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,351

CALIFORNIA 1.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,035
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,294
7.043% due 04/01/2050	3,900	4,274
California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	3,821
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	4,868
7.550% due 04/01/2039	6,200	7,101
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	2,883
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	2,024
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,130
California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,035
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	202
7.021% due 08/01/2040	300	302
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,545
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	118
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,603
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,338
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	6,510
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	7,476
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	996
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,169
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	6,664
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	407

		57,795

FLORIDA 0.0%
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	135	168

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,196
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	642
6.899% due 12/01/2040	7,100	7,570
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	1,100	1,100
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,200	3,315

		14,823

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	705	658

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,600	2,682

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,100	2,291
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,688

		4,979

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Bonds, (NPFGE Insured), Series 1997
0.000% due 02/15/2016	3,355	2,795
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	7,200	7,194
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,164

		11,153

NEW YORK 0.8%
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,168
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,148
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	14,132
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,111

		26,559

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,500	3,112
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,192

		4,304

TEXAS 0.5%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	6,786
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	6,500	6,814
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,207
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	1,100	1,128

		15,935

Total Municipal Bonds & Notes (Cost $131,309)		140,407

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
0.246% due 12/25/2036	837	825
0.496% due 04/25/2037	2,395	2,395
0.636% due 09/25/2035	4,505	4,506
0.644% due 10/25/2022	49	48
0.669% due 05/25/2023	38	38
0.719% due 02/25/2022	18	18
0.766% due 06/25/2041	33,288	33,446
0.769% due 01/25/2022	41	42
0.819% due 08/25/2022	42	42
0.919% due 04/25/2022 - 09/25/2022	41	42
1.495% due 07/01/2044	375	376
1.695% due 09/01/2040	1,959	1,993
1.825% due 02/01/2023	56	56
2.170% due 01/01/2035	799	828
2.450% due 12/01/2023 - 01/01/2024	59	61
2.487% due 07/01/2020	61	61
2.500% due 03/01/2024	1	1
2.534% due 05/25/2035	396	413
2.645% due 10/01/2035	1,154	1,214
2.729% due 09/01/2034	377	394
2.768% due 04/01/2024	14	14
3.000% due 08/25/2016	13,175	13,225
3.980% due 08/01/2021	118,300	116,418
4.000% due 06/01/2025 - 12/01/2025	900	939
4.500% due 06/01/2013 - 07/01/2041	358,432	370,936
4.745% due 09/01/2035	459	490
5.000% due 12/25/2016 - 07/01/2041	44,937	47,767
5.500% due 03/01/2022 - 07/01/2041	50,341	54,597
5.770% due 06/01/2013	586	623
6.000% due 05/01/2017 - 01/01/2039	119,548	131,763
6.062% due 05/01/2012	269	269
6.128% due 02/01/2012	360	363
6.351% due 12/25/2042	691	792
6.500% due 07/01/2013 - 06/25/2044	471	547
7.000% due 05/01/2012 - 09/25/2020	7	8
8.000% due 04/01/2015 - 10/01/2030	4	5
8.500% due 04/01/2017	1	1
9.000% due 12/01/2017 - 06/25/2018	4	4
9.250% due 07/25/2019	67	77
10.000% due 11/01/2021	2	2
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	23,629	23,629
Freddie Mac
0.337% due 07/15/2019 - 08/15/2019	6,861	6,851
1.495% due 02/25/2045	345	340
2.581% due 12/01/2022	202	212
2.767% due 07/01/2030	51	52
3.347% due 02/01/2023	30	31
4.500% due 08/01/2041	50,000	51,477
5.000% due 02/15/2032	405	436
5.500% due 01/01/2018 - 07/01/2041	11,108	12,023
6.000% due 02/01/2016 - 07/01/2041	31,405	34,512
7.000% due 07/15/2022	652	734
7.500% due 01/15/2023	1,646	1,876
8.000% due 11/01/2025 - 06/15/2030	886	923
9.000% due 12/15/2020	44	48
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	5	5
10.000% due 03/01/2021	4	4
Ginnie Mae
0.586% due 04/16/2029 - 06/16/2031	113	113
0.786% due 02/16/2030	65	66
2.125% due 12/20/2029	440	454
2.375% due 01/20/2024 - 02/20/2027	882	913
2.625% due 09/20/2024 - 07/20/2030	976	1,012
3.375% due 06/20/2023 - 06/20/2027	397	414
6.000% due 01/15/2024	4	5
7.500% due 09/15/2014 - 09/15/2025	15	16
8.000% due 01/15/2022 - 08/15/2024	36	43
9.000% due 11/15/2017	12	14
9.500% due 01/20/2019 - 12/15/2021	7	8
Small Business Administration
7.970% due 01/25/2025	101	101

Total U.S. Government Agencies (Cost $906,528)		921,952

U.S. TREASURY OBLIGATIONS 4.3%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (e)(g)	9,338	9,782
2.000% due 01/15/2026 (e)	1,813	1,982
2.375% due 01/15/2025	1,551	1,783
2.375% due 01/15/2027 (e)(g)	21,297	24,293
2.500% due 01/15/2029 (e)(g)	46,710	54,330
3.625% due 04/15/2028	1,113	1,466
3.875% due 04/15/2029 (e)(g)	12,584	17,256
U.S. Treasury Notes
0.750% due 06/15/2014 (e)(g)	32,700	32,656

Total U.S. Treasury Obligations (Cost $144,496)		143,548

MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
2.403% due 02/25/2045	1,404	1,251
Banc of America Funding Corp.
2.783% due 05/25/2035	2,294	2,225
BCAP LLC Trust
5.250% due 08/26/2037	8,200	8,131
BCRR Trust
5.858% due 07/17/2040	1,400	1,376
Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033	621	597
3.069% due 01/25/2035	4,534	4,029
5.372% due 02/25/2036	2,756	2,452
Bear Stearns Alt-A Trust
2.652% due 05/25/2035	3,901	3,086
2.916% due 09/25/2035	575	419
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	528
5.471% due 01/12/2045	1,500	1,653
5.700% due 06/11/2050	5,000	5,439
Bear Stearns Mortgage Funding Trust
0.376% due 01/25/2037	11,164	6,434
Chase Mortgage Finance Corp.
5.392% due 12/25/2035	6,919	6,576
Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035	2,507	2,185
2.670% due 12/25/2035	733	682
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,786
Countrywide Alternative Loan Trust
0.366% due 05/25/2047	2,568	1,406
Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035	60	49
3.017% due 02/20/2036	970	763
5.750% due 05/25/2033	12	12
Credit Suisse First Boston Mortgage Securities Corp.
2.727% due 09/25/2033	9,771	9,684
4.832% due 06/25/2032	61	54
Credit Suisse Mortgage Capital Certificates
0.357% due 10/15/2021	10,441	9,851
5.850% due 03/15/2039	500	545
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	16,943
DLJ Acceptance Trust
11.000% due 08/01/2019	7	9
Extended Stay America Trust
2.950% due 11/05/2027	10,980	10,923
GE Capital Commercial Mortgage Corp.
4.353% due 06/10/2048	5,470	5,475
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046	532	493
0.266% due 01/25/2047 (a)	504	474
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	214
5.444% due 03/10/2039	2,200	2,361
GS Mortgage Securities Corp. II
2.716% due 02/10/2021	11,800	11,940
GSR Mortgage Loan Trust
2.804% due 01/25/2036	17	16
5.163% due 11/25/2035	2,318	2,205

Guaranteed Mortgage Corp. III
9.300% due 07/20/2019	20	23
Homebanc Mortgage Trust
0.456% due 10/25/2035	7,558	5,477
Indymac ARM Trust
1.959% due 01/25/2032	22	19
Indymac Index Mortgage Loan Trust
5.181% due 11/25/2035	4,054	3,003
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043	5,000	4,838
4.158% due 01/12/2039	2,382	2,468
5.336% due 05/15/2047	3,700	3,942
5.420% due 01/15/2049	500	536
5.440% due 06/12/2047	1,300	1,390
5.717% due 03/18/2051	1,700	1,652
5.794% due 02/12/2051	3,000	3,259
5.882% due 02/15/2051	1,200	1,306
JPMorgan Mortgage Trust
5.015% due 02/25/2035	50	50
5.359% due 07/25/2035	5,185	5,097
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	740
5.485% due 03/12/2051	2,900	3,082
Morgan Stanley Capital I
0.247% due 10/15/2020	682	665
5.439% due 02/12/2044	17,400	18,277
5.610% due 04/15/2049	4,790	4,925
5.809% due 12/12/2049	300	329
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	4,300	4,185
Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045	4,200	4,359
Prime Mortgage Trust
0.586% due 02/25/2019	57	56
0.586% due 02/25/2034	482	456
RBSSP Resecuritization Trust
0.444% due 02/26/2037	4,900	4,012
Residential Funding Mortgage Securities I
5.593% due 02/25/2036	530	390
Structured Asset Mortgage Investments, Inc.
0.846% due 09/19/2032	469	410
Structured Asset Securities Corp.
2.313% due 01/25/2032	61	53
2.679% due 02/25/2032	62	61
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	1,529	1,510
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	2,243	2,164
5.342% due 12/15/2043	3,800	4,004
WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045	760	627
1.478% due 11/25/2042	271	234
2.571% due 05/25/2035	395	355
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037	834	679
2.756% due 03/25/2036	3,534	3,171
2.771% due 12/25/2034	4,389	4,369
4.909% due 01/25/2035	14	14
5.254% due 05/25/2035	5,770	5,559

Total Mortgage-Backed Securities (Cost $219,627)		221,012

ASSET-BACKED SECURITIES 4.2%
ACE Securities Corp.
0.236% due 12/25/2036	242	237
Amortizing Residential Collateral Trust
0.456% due 06/25/2032	568	480
Bear Stearns Asset-Backed Securities Trust
0.246% due 01/25/2037	1,833	1,717
0.276% due 06/25/2047	585	565
Citibank Omni Master Trust
2.287% due 05/16/2016	31,850	32,240
2.937% due 08/15/2018	28,800	30,302
EMC Mortgage Loan Trust
0.556% due 05/25/2040	1,411	1,171
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036	146	146
Ford Credit Auto Owner Trust
1.607% due 06/15/2012	364	364
Fremont Home Loan Trust
0.246% due 01/25/2037	222	210
HSBC Home Equity Loan Trust
0.336% due 03/20/2036	5,712	5,254
0.346% due 01/20/2036	7,982	7,238
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	30	29
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	107	87
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036	23	8
Quest Trust
0.306% due 08/25/2036	2,717	2,476
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036	899	287
SLM Student Loan Trust
0.447% due 03/15/2019	1,849	1,848
1.774% due 04/25/2023	9,778	10,106
2.350% due 04/15/2039	4,384	4,396
2.837% due 12/16/2019	1,000	1,023
3.500% due 08/17/2043	28,017	28,091
4.500% due 11/16/2043	2,279	2,198
6.187% due 07/15/2042	4,248	4,045
SMS Student Loan Trust
0.463% due 10/28/2028	4,934	4,918
0.473% due 04/28/2029	3,684	3,647
Structured Asset Securities Corp.
0.476% due 01/25/2033	176	159

Total Asset-Backed Securities (Cost $143,942)		143,242

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.8%
American International Group, Inc.
8.500% due 08/01/2011	243,209	423
Wells Fargo & Co.
7.500% due 12/31/2049	58,200	61,692

Total Convertible Preferred Securities (Cost $38,009)		62,115

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
CoBank ACB
7.000% due 12/31/2049	43,500	2,032
7.814% due 12/31/2049	105,000	5,010
DG Funding Trust
0.553% due 12/31/2049	1,568	11,883
Farm Credit Bank
10.000% due 12/31/2049	4,000	4,572

Total Preferred Securities (Cost $27,988)		23,497

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.4%
COMMERCIAL PAPER 2.3%
Straight-A Funding LLC
0.160% due 08/22/2011	$11,600	11,597
0.160% due 09/01/2011	7,000	6,998
0.160% due 09/19/2011	7,000	6,996
0.162% due 09/02/2011	3,000	2,999
0.170% due 08/04/2011	1,700	1,700
0.170% due 08/05/2011	3,500	3,499
0.170% due 08/08/2011	11,000	10,998
0.170% due 08/09/2011	12,000	11,998
0.170% due 08/24/2011	6,000	5,998
0.180% due 07/05/2011	1,200	1,200
0.180% due 08/03/2011	2,700	2,700
0.190% due 08/01/2011	2,600	2,600
0.200% due 07/06/2011	1,100	1,100
0.200% due 07/07/2011	5,900	5,900
0.200% due 07/08/2011	1,700	1,700

		77,983

REPURCHASE AGREEMENTS 4.0%
Barclays Capital, Inc.
0.010% due 07/01/2011	25,000	25,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020 valued at $25,390. Repurchase proceeds are $25,001.)
0.080% due 07/08/2011	32,000	32,000
(Dated 06/17/2011. Collateralized by Ginnie Mae 6.000% due 06/20/2040 valued at $33,037. Repurchase proceeds are $32,001.)
0.100% due 07/14/2011	23,100	23,100
(Dated 06/23/2011. Collateralized by Freddie Mac 0.135% due 05/06/2013 valued at $23,614. Repurchase proceeds are $23,101.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	8,300	8,300
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $8,472. Repurchase proceeds are $8,300.)
0.100% due 07/14/2011	30,000	30,000
(Dated 06/15/2011. Collateralized by Fannie Mae 3.360% due 09/28/2020 valued at $30,494. Repurchase proceeds are $30,001.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011	7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	7,000	7,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $7,149. Repurchase proceeds are $7,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	3,303	3,303
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $3,370. Repurchase proceeds are $3,303.)

		136,203

SHORT-TERM NOTES 1.7%
Fannie Mae
0.080% due 07/21/2011	15,100	15,099
Freddie Mac
0.050% due 07/13/2011	40,600	40,599

		55,698

U.S. TREASURY BILLS 0.1%
0.064% due 07/07/2011 -
10/20/2011 (b)(e)	4,155	4,155

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 30.3%
	102,518,668	1,027,135

Total Short-Term Instruments (Cost $1,301,158)		1,301,174

PURCHASED OPTIONS (i) 0.0%
(Cost $189)		251
Total Investments 117.2% (Cost $3,859,947)		$3,971,193
Written Options (j) (0.3%) (Premiums $11,909)		(8,281)
Other Assets and Liabilities (Net) (16.9%)		(574,045)

Net Assets 100.0%		$3,388,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $16,349 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,396 at a weighted average interest rate of -0.749%. On June 30, 2011, securities valued at $314 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $14,079 and cash of $4 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	1,263	$757
90-Day Eurodollar December Futures	Long	12/2012	771	(190)
90-Day Eurodollar December Futures	Long	12/2013	148	(68)
90-Day Eurodollar June Futures	Long	06/2012	6,699	6,556
90-Day Eurodollar June Futures	Long	06/2013	323	(204)
90-Day Eurodollar June Futures	Long	06/2014	45	(22)
90-Day Eurodollar March Futures	Long	03/2012	9,224	8,919
90-Day Eurodollar March Futures	Long	03/2013	1,198	(324)
90-Day Eurodollar March Futures	Long	03/2014	239	(128)
90-Day Eurodollar September Futures	Long	09/2011	351	52
90-Day Eurodollar September Futures	Long	09/2012	2,001	236
90-Day Eurodollar September Futures	Long	09/2013	276	(131)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	428	207
U.S. Treasury 5-Year Note September Futures	Long	09/2011	468	(406)
U.S. Treasury 10-Year Note September Futures	Short	09/2011	47	(62)

				$15,192

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	CITI	1.000%	06/20/2020	1.426%	$4,300	$(138)	$(180)	$42
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.418%	2,000	15	0	15
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.444%	5,800	(205)	(234)	29
California State General Obligation Bonds, Series 2003	MSC	2.250%	03/20/2021	1.651%	16,500	721	0	721
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.525%	13,700	26	0	26
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%	2,000	25	106	(81)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.252%	17,100	(188)	(206)	18
General Electric Capital Corp.	DUB	5.000%	09/20/2011	0.339%	2,900	35	157	(122)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.339%	2,000	24	94	(70)
MetLife, Inc.	CITI	1.000%	12/20/2015	1.376%	3,800	(60)	(138)	78
MetLife, Inc.	DUB	1.000%	09/20/2015	1.308%	15,000	(182)	(985)	803
MetLife, Inc.	GSC	1.000%	09/20/2015	1.308%	1,000	(11)	(64)	53
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.256%	6,100	(65)	(178)	113
SLM Corp.	BOA	5.000%	09/20/2011	0.708%	1,900	21	(238)	259

						$18	$(1,866)	$1,884

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$7,992	$26	$0	$26
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,926	7	0	7
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,508	23	0	23
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,086	24	0	24
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016	69,000	279	241	38
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	68,300	276	303	(27)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016	17,800	72	85	(13)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	5,600	23	27	(4)
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016	3,700	15	18	(3)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	20	0	20
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	3,954	45	0	45
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	4,800	65	0	65
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	18,518	200	0	200
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,249	123	0	123

					$1,214	$674	$540

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest	Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.250%	12/21/2014	BOA	$20,700	$(169)	$(110)	$(59)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	14,200	(310)	(14)	(296)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	83,000	(1,816)	(440)	(1,376)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB	6,200	(135)	118	(253)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC	4,000	(88)	(17)	(71)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM	8,300	(182)	(17)	(165)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC	2,700	(59)	4	(63)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS	4,900	(107)	(2)	(105)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY	2,400	(80)	54	(134)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP	16,400	(547)	55	(602)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA	1,300	(44)	56	(100)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI	42,500	(1,420)	453	(1,873)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB	800	(27)	25	(52)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB	2,000	(67)	(74)	7
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC	5,400	(181)	150	(331)

Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC	5,400	(180)	105	(285)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM	3,800	(127)	(53)	(74)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC	7,900	(263)	76	(339)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS	29,500	(985)	650	(1,635)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS	41,600	(1,389)	678	(2,067)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA	1,300	40	37	3
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI	7,100	220	87	133
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB	2,600	81	(10)	91
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC	6,100	188	82	106

						$(7,647)	$1,893	$(9,540)

(i)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$47,800	$189	$251

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	269	$80	$(60)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	269	88	(57)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	67	22	(28)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	67	31	(6)
Call - CBOT U.S. Treasury 5-Year Note September Futures	121.500	08/26/2011	48	11	(7)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	456	363	(345)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	676	421	(49)

				$1,016	$(552)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,000	$257	$(238)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	44,500	91	(35)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	51,100	292	(302)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	95,600	191	(56)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	57,900	218	(173)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	35,600	300	(187)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,300	29	(23)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,200	197	(175)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	17,600	109	(93)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	156,000	1,228	(822)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	20,300	182	(78)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	45,300	488	(173)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	52,400	571	(201)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,900	82	(39)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,400	331	(116)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	55,300	565	(212)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	18,800	184	(94)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	98,200	880	(376)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	28,300	700	(394)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	71,000	204	(157)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	71,000	355	(383)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	39,500	75	(61)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	39,500	162	(92)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,400	236	(131)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	50,700	321	(305)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	33,900	383	(297)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	16,800	87	(36)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	17,500	105	0

							$8,823	$(5,249)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$1,000	$5	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	5,600	12	(12)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	5,600	23	(3)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	2,900	13	(4)

						$53	$(20)

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2011	$102.531	08/04/2011	$9,000	$28	$(31)
Call - OTC Fannie Mae 4.500% due 08/01/2041	104.531	08/04/2011	9,000	23	(9)

				$51	$(40)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$22,300	$118	$(144)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	20,700	105	(134)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	68,300	759	(1,107)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	55,700	606	(913)

					$1,588	$(2,298)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$(19)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,900	151	(47)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,500	84	(20)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,500	19	(9)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,700	65	(27)

						$378	$(122)

(k)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	08/01/2041	$17,000	$18,692	$(18,644)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$1,119	$0	$1,119
Corporate Bonds & Notes
Banking & Finance	0	680,382	0	680,382
Industrials	0	232,357	4,854	237,211
Utilities	0	88,220	0	88,220
Convertible Bonds & Notes
Banking & Finance	0	7,063	0	7,063
Municipal Bonds & Notes
Arizona	0	1,351	0	1,351
California	0	57,795	0	57,795
Florida	0	168	0	168
Illinois	0	14,823	0	14,823
Iowa	0	658	0	658
Nebraska	0	2,682	0	2,682
Nevada	0	4,979	0	4,979
New Jersey	0	11,153	0	11,153
New York	0	26,559	0	26,559
Ohio	0	4,304	0	4,304
Texas	0	15,935	0	15,935
U.S. Government Agencies	0	781,905	140,047	921,952
U.S. Treasury Obligations	0	143,548	0	143,548
Mortgage-Backed Securities	0	196,929	24,083	221,012
Asset-Backed Securities	0	143,242	0	143,242
Convertible Preferred Securities
Banking & Finance	62,115	0	0	62,115
Preferred Securities
Banking & Finance	0	11,614	11,883	23,497
Short-Term Instruments
Commercial Paper	0	77,983	0	77,983
Repurchase Agreements	0	136,203	0	136,203
Short-Term Notes	0	55,698	0	55,698
U.S. Treasury Bills	0	4,155	0	4,155
PIMCO Short-Term Floating NAV Portfolio	1,027,135	0	0	1,027,135
Purchased Options
Interest Rate Contracts	0	251	0	251
	$1,089,250	$2,701,076	$180,867	$3,971,193
Short Sales, at value	$0	$(18,644)	$0	$(18,644)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,744	0	2,744
Interest Rate Contracts	16,727	340	0	17,067
	$16,727	$3,084	$0	$19,811

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(340)	0	(340)

Interest Rate Contracts	(1,535)	(15,721)	(2,420)	(19,676)
	$(1,535)	$(16,061)	$(2,420)	$(20,016)

Totals	$1,104,442	$2,669,455	$178,447	$3,952,344

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$4,944	$0	$0	$(18)	$0	$(72)	$0	$0	$4,854	$(72)
U.S. Government Agencies	25,847	118,346	(2,218)	0	0	(1,928)	0	0	140,047	(1,928)
Mortgage-Backed Securities	0	23,896	0	5	0	182	0	0	24,083	182
Preferred Securities
Banking & Finance	11,909	0	0	0	0	(26)	0	0	11,883	(26)

	$42,700	$142,242	$(2,218)	$(13)	$0	$(1,844)	$0	$0	$180,867	$(1,844)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,796)	$0	$0	$0	$0	$376	$0	$0	$(2,420)	$376

Totals	$39,904	$142,242	$(2,218)	$(13)	$0	$(1,468)	$0	$0	$178,447	$(1,468)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
AGFS Funding Co.
5.500% due 05/10/2017		$7,900	$7,761
CIT Group, Inc.
6.250% due 08/11/2015		1,534	1,546
Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		1,000	994
Petroleum Export Ltd.
3.246% due 12/07/2012		2,669	2,654
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		1,000	990

Total Bank Loan Obligations (Cost $14,095)			13,945

CORPORATE BONDS & NOTES 35.1%
BANKING & FINANCE 28.6%
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		700	654
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	115
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,234
Ally Financial, Inc.
3.466% due 02/11/2014		2,200	2,163
3.646% due 06/20/2014		800	783
4.500% due 02/11/2014		800	802
6.000% due 12/15/2011		19,685	19,980
6.250% due 12/01/2017		3,200	3,189
6.625% due 05/15/2012		600	614
6.875% due 09/15/2011		26,380	26,611
6.875% due 08/28/2012		1,600	1,660
7.500% due 12/31/2013		2,700	2,899
8.000% due 03/15/2020		5,000	5,325
American Express Bank FSB
0.316% due 05/29/2012		1,025	1,023
5.500% due 04/16/2013		300	321
6.000% due 09/13/2017		4,000	4,515
American Express Centurion Bank
6.000% due 09/13/2017		4,000	4,515
American Express Co.
7.000% due 03/19/2018		2,600	3,062
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,505
American General Institutional Capital
8.125% due 03/15/2046		14,250	15,426
American International Group, Inc.
0.386% due 10/18/2011		7,800	7,763
4.000% due 09/20/2011	EUR	3,600	5,240
5.050% due 10/01/2015		$400	418
5.850% due 01/16/2018		10,400	10,906
6.400% due 12/15/2020		21,000	22,630
8.000% due 05/22/2068	EUR	5,500	7,996
8.250% due 08/15/2018		$1,900	2,182
8.625% due 05/22/2068	GBP	4,100	6,811
Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013		$10,400	10,430
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	15,000	18,778
Banco do Brasil S.A.
3.007% due 07/02/2014		$3,100	3,093
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	604
4.500% due 04/06/2015		500	511
Banco Santander Chile
1.524% due 04/20/2012		5,500	5,506
Bank of America Corp.
0.591% due 08/15/2016		1,400	1,304
5.650% due 05/01/2018		165	174
6.500% due 08/01/2016		17,500	19,529
8.000% due 12/29/2049		10,000	10,456
8.125% due 12/29/2049		10,000	10,456
Bank of America N.A.
0.527% due 06/15/2016		1,500	1,364
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,012
Bank of Montreal
2.850% due 06/09/2015		2,000	2,073
Bank of Nova Scotia
1.650% due 10/29/2015		2,200	2,164
Barclays Bank PLC
5.450% due 09/12/2012		20,400	21,497
6.000% due 01/23/2018	EUR	5,000	7,194
6.050% due 12/04/2017		$2,400	2,543
7.375% due 06/29/2049		2,600	2,656
7.434% due 09/29/2049		3,700	3,802
BBVA Bancomer S.A.
4.500% due 03/10/2016		1,300	1,329
6.500% due 03/10/2021		2,600	2,665
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,900	10,162
7.250% due 02/01/2018		60	71
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	92
BNP Paribas S.A.
0.693% due 04/08/2013		4,000	3,973
BPCE S.A.
2.375% due 10/04/2013		900	915
C10 Capital SPV Ltd.
6.722% due 12/29/2049		2,500	1,875
Catlin Insurance Co. Ltd.
7.249% due 07/29/2049		150	144
CIT Group, Inc.
7.000% due 05/01/2014		880	892
7.000% due 05/01/2015		878	882
7.000% due 05/01/2016		1,464	1,460
7.000% due 05/01/2017		2,050	2,047
Citigroup, Inc.
0.370% due 03/16/2012		132	132
1.688% due 06/28/2013	EUR	200	285
1.733% due 01/13/2014		$5,500	5,540
4.750% due 02/10/2019	EUR	2,575	3,520
5.100% due 09/29/2011		$925	935
5.300% due 10/17/2012		1,100	1,155
5.365% due 03/06/2036 (k)	CAD	8,100	7,015
5.500% due 08/27/2012		$12,200	12,790
5.500% due 04/11/2013		12,700	13,487
5.625% due 08/27/2012		2,200	2,299
5.850% due 07/02/2013		700	750
6.125% due 08/25/2036		1,700	1,639
6.400% due 03/27/2013	EUR	200	306
8.125% due 07/15/2039		$600	753
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	13,700	19,933
11.000% due 06/29/2049		$200	256
Countrywide Financial Corp.
5.800% due 06/07/2012		3,400	3,547
Credit Agricole S.A.
8.375% due 10/29/2049		12,000	12,600
Credit Suisse
2.200% due 01/14/2014		1,900	1,925
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		2,500	2,501
Deutsche Bank AG
4.875% due 05/20/2013		590	627
6.000% due 09/01/2017		7,200	8,039
Deutsche Bank Capital Funding Trust I
4.901% due 12/29/2049		10,600	8,878
Dexia Credit Local
0.652% due 03/05/2013		22,500	22,447
Dexia Credit Local S.A.
0.753% due 04/29/2014		10,400	10,368
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		7,290	7,308
7.000% due 10/01/2013		7,700	8,246
7.250% due 10/25/2011		13,200	13,399
7.500% due 08/01/2012		300	314
7.800% due 06/01/2012		1,100	1,151
8.000% due 12/15/2016		3,500	3,943
8.700% due 10/01/2014		5,400	6,057
12.000% due 05/15/2015		7,600	9,429
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	900	1,318
General Electric Capital Corp.
5.500% due 09/15/2067		10,500	14,313
5.625% due 05/01/2018		$700	766
6.375% due 11/15/2067		400	412
6.875% due 01/10/2039		3,500	3,975
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		100	94
4.750% due 07/15/2013		790	834
5.700% due 09/01/2012		41	43
5.950% due 01/18/2018		8,500	9,170
6.250% due 09/01/2017		6,800	7,509
HBOS Capital Funding LP
6.071% due 06/29/2049		20,450	17,792
HCP, Inc.
6.300% due 09/15/2016		400	447
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,011
HSBC Finance Corp.
1.787% due 04/05/2013	EUR	3,500	5,026
HSBC Holdings PLC
6.500% due 05/02/2036		$3,800	3,921
6.500% due 09/15/2037		1,500	1,553
ING Bank NV
1.046% due 03/30/2012		26,900	27,010
2.000% due 10/18/2013		1,200	1,197
2.650% due 01/14/2013		500	507
International Lease Finance Corp.
1.795% due 08/15/2011	EUR	10,300	15,002
5.300% due 05/01/2012		$2,400	2,448
5.350% due 03/01/2012		2,400	2,442
5.400% due 02/15/2012		3,137	3,192
6.750% due 09/01/2016		2,000	2,140
Intesa Sanpaolo SpA
2.658% due 02/24/2014		4,700	4,692
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,100	1,095
John Deere Capital Corp.
4.500% due 04/03/2013		555	590
JPMorgan Chase & Co.
0.372% due 12/21/2011		8,700	8,707
1.776% due 09/26/2013	EUR	300	431
5.750% due 01/02/2013		$290	309
7.900% due 04/29/2049		4,340	4,677

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	6,339
JPMorgan Chase Capital XX
6.550% due 09/15/2066		700	704
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	500	738
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,400	3,512
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$3,000	789
5.625% due 01/24/2013 (a)		3,200	864
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	13,324
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		2,500	2,496
6.050% due 08/15/2012		3,800	4,001
6.150% due 04/25/2013		155	166
6.400% due 08/28/2017		4,000	4,369
6.875% due 04/25/2018		1,970	2,182
MetLife, Inc.
5.375% due 12/15/2012		10	11
Morgan Stanley
1.253% due 04/29/2013		4,800	4,794
1.752% due 01/16/2017	EUR	100	135
2.761% due 05/14/2013		$4,400	4,520
3.450% due 11/02/2015		200	198
6.250% due 08/28/2017		1,300	1,407
7.300% due 05/13/2019		700	795
MUFG Capital Finance Ltd.
6.299% due 01/29/2049	GBP	550	852
National Australia Bank Ltd.
1.010% due 04/11/2014		$9,500	9,497
5.350% due 06/12/2013		3,100	3,326
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,476
Nomura Europe Finance NV
0.451% due 07/05/2011		9,200	9,200
Nordea Bank AB
2.125% due 01/14/2014		900	907
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,073
Progressive Corp.
6.700% due 06/15/2067		4,000	4,160
Prudential Financial, Inc.
6.625% due 12/01/2037		800	852
Prudential Holdings LLC
8.695% due 12/18/2023		265	322
Regions Financial Corp.
6.375% due 05/15/2012		1,270	1,298
Resona Bank Ltd.
5.850% due 09/29/2049		800	799
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		1,100	1,121
4.375% due 03/16/2016		4,500	4,542
5.000% due 11/12/2013		1,990	2,029
6.990% due 10/29/2049 (a)		4,400	3,982
7.640% due 03/29/2049 (a)		11,100	8,686
7.648% due 08/29/2049		4,100	3,710
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		20,100	20,106
2.991% due 10/07/2013		2,000	1,996
SLM Corp.
1.801% due 06/17/2013	EUR	3,750	5,262
3.125% due 09/17/2012		11,700	16,804
5.000% due 10/01/2013		$510	531
5.375% due 01/15/2013		3,000	3,084
5.375% due 05/15/2014		100	104
6.250% due 01/25/2016		500	519
SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049		47,500	55,813
Societe Generale S.A.
5.922% due 04/29/2049		2,200	1,904
Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	998
5.375% due 10/01/2012		265	264
5.900% due 09/15/2012		300	302
6.900% due 12/15/2017		4,300	3,967
State Bank of India
4.500% due 07/27/2015		2,600	2,670
State Street Capital Trust IV
1.247% due 06/01/2077		600	489
Swedbank AB
3.625% due 12/02/2011	EUR	300	438
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$500	503
Temasek Financial I Ltd.
4.300% due 10/25/2019		2,300	2,377
UBS AG
1.273% due 01/28/2014		1,000	1,005
1.358% due 02/23/2012		3,900	3,925
5.750% due 04/25/2018		1,000	1,085
5.875% due 12/20/2017		2,500	2,745
UBS Preferred Funding Trust V
6.243% due 05/29/2049		7,400	7,326
USB Capital IX
3.500% due 10/29/2049		600	497
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		1,100	1,125
Wachovia Capital Trust III
5.570% due 03/29/2049		245	225
Wells Fargo & Co.
7.980% due 03/29/2049		35,375	38,382
Wells Fargo Capital XIII
7.700% due 12/29/2049		11,000	11,275
Wells Fargo Capital XV
9.750% due 09/29/2049		13,800	14,628
Westpac Banking Corp.
0.976% due 03/31/2014		6,000	6,011
3.585% due 08/14/2014		2,300	2,450
Weyerhaeuser Co.
6.875% due 12/15/2033		5,000	5,046
World Financial Properties Tower D Finance Corp.
6.950% due 09/01/2013		68	69
XL Group PLC
6.500% due 12/29/2049		220	204

			977,497

INDUSTRIALS 5.3%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		200	210
Cameron International Corp.
6.375% due 07/15/2018		125	143
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		535	609
Codelco, Inc.
6.150% due 10/24/2036		400	436
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	151
Comcast Corp.
5.875% due 02/15/2018		1,000	1,123
6.450% due 03/15/2037		1,000	1,073
6.500% due 11/15/2035		95	103
Commercial Metals Co.
7.350% due 08/15/2018		60	64
ConocoPhillips
4.400% due 05/15/2013		60	64
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		2,044	2,041
CSN Resources S.A.
6.500% due 07/21/2020		6,000	6,405
Dell, Inc.
5.650% due 04/15/2018		170	189
Devon Financing Corp. ULC
6.875% due 09/30/2011		210	213
El Paso Corp.
9.625% due 05/15/2012		1,000	1,061
El Paso Natural Gas Co.
8.625% due 01/15/2022		1,000	1,297
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		600	590
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		800	838
6.212% due 11/22/2016		700	758
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		414	456
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		800	896
General Mills, Inc.
5.250% due 08/15/2013		120	130
Gerdau Trade, Inc.
5.750% due 01/30/2021		13,000	13,276
Hewlett-Packard Co.
4.500% due 03/01/2013		135	143
International Business Machines Corp.
5.700% due 09/14/2017		28,100	32,695
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		150	169
6.550% due 09/15/2040		500	525
Kraft Foods, Inc.
2.625% due 05/08/2013		1,835	1,888
6.125% due 02/01/2018		3,000	3,454
6.500% due 08/11/2017		360	424
6.875% due 02/01/2038		1,300	1,509
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,050
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,000	1,060
Oracle Corp.
4.950% due 04/15/2013		640	687
Pearson Dollar Finance PLC
5.500% due 05/06/2013		6,000	6,423
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	562
7.500% due 12/18/2013	GBP	200	353
PepsiCo, Inc.
4.650% due 02/15/2013		$165	175
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	8,797
7.875% due 03/15/2019		14,120	17,160
Petro-Canada
6.050% due 05/15/2018		65	74
Petroleos Mexicanos
8.000% due 05/03/2019		25,100	31,074
Plains All American Pipeline LP
6.650% due 01/15/2037		220	233
President and Fellows of Harvard College
6.000% due 01/15/2019		300	350
6.500% due 01/15/2039		21,000	25,484

Rohm and Haas Co.
6.000% due 09/15/2017		2,000	2,276
Suncor Energy, Inc.
5.950% due 12/01/2034		41	42
6.100% due 06/01/2018		65	74
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	9,713
Time Warner Cable, Inc.
5.850% due 05/01/2017		130	146
Time Warner, Inc.
7.625% due 04/15/2031		174	209
TransCanada Pipelines Ltd.
6.350% due 05/15/2067		365	367
Vale Overseas Ltd.
4.625% due 09/15/2020		1,300	1,299
6.250% due 01/23/2017		700	793
6.875% due 11/21/2036		700	762
Xerox Corp.
5.500% due 05/15/2012		425	442

			182,538

UTILITIES 1.2%
AES Corp.
8.000% due 10/15/2017		30	32
Alltel Corp.
7.000% due 07/01/2012		2,000	2,122
American Electric Power Co., Inc.
5.250% due 06/01/2015		535	588
AT&T, Inc.
4.950% due 01/15/2013		2,800	2,969
5.500% due 02/01/2018		3,055	3,410
5.600% due 05/15/2018		115	128
6.300% due 01/15/2038		1,900	2,019
Consolidated Natural Gas Co.
5.000% due 03/01/2014		180	196
Dominion Resources, Inc.
5.000% due 03/15/2013		36	38
Duke Energy Carolinas LLC
5.100% due 04/15/2018		120	133
Enel Finance International NV
6.800% due 09/15/2037		4,300	4,225
Florida Power & Light Co.
5.550% due 11/01/2017		120	141
Florida Power Corp.
5.650% due 06/15/2018		130	148
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	478
10.500% due 03/25/2014		700	837
Nevada Power Co.
6.500% due 08/01/2018		120	140
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		200	212
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	201
4.750% due 02/16/2021		200	196
5.000% due 10/19/2025		4,300	3,988
Qwest Corp.
8.875% due 03/15/2012		15,050	15,878
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,615
Southern California Edison Co.
5.625% due 02/01/2036		180	191
Southern California Gas Co.
5.450% due 04/15/2018		54	61
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	725
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	38
1.850% due 07/28/2014		19,000	182
Verizon Communications, Inc.
5.500% due 04/01/2017		$620	697
6.100% due 04/15/2018		140	161
Verizon Global Funding Corp.
7.750% due 12/01/2030		40	50
Verizon New Jersey, Inc.
5.875% due 01/17/2012		100	103
Virginia Electric and Power Co.
5.400% due 04/30/2018		650	729

			42,631

Total Corporate Bonds & Notes (Cost $1,126,089)			1,202,666

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037		16,900	16,963

Total Convertible Bonds & Notes (Cost $15,733)			16,963

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 1.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,035
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,186
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	1,698
7.550% due 04/01/2039		1,500	1,718
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		700	763
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		1,500	1,598
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,027
California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,035
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	202
7.021% due 08/01/2040		300	302
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	1,763
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	118
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		2,500	2,832
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	996
Southern California State Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040		18,600	18,088
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		400	407

			34,768

GEORGIA 0.0%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		1,000	944

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,100	1,081
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		1,100	1,101
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		2,900	3,004

			5,186

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		2,100	2,166

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		1,900	2,073

NEW YORK 0.8%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035		21,700	22,319
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042		1,100	1,207
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036		1,100	1,168
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040		4,000	4,212

			28,906

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		2,400	2,987

PENNSYLVANIA 0.0%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		1,100	1,112

TEXAS 1.4%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041		3,300	3,499
6.308% due 02/01/2037		40,400	42,604

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		1,600	1,610

			47,713

Total Municipal Bonds & Notes (Cost $120,869)			125,855

U.S. GOVERNMENT AGENCIES 16.5%
Fannie Mae
0.246% due 07/25/2037		2,024	1,997
0.496% due 04/25/2037		2,347	2,348
0.636% due 09/25/2035		4,417	4,418
1.495% due 07/01/2044		320	321
1.887% due 08/01/2035		2,543	2,636
2.102% due 01/01/2035		515	535
2.374% due 03/01/2033		32	34
2.510% due 07/01/2035		2,582	2,719
2.534% due 05/25/2035		317	330
2.615% due 08/01/2035		1,034	1,070
2.663% due 07/01/2034		19	19
2.729% due 09/01/2034		295	309
4.274% due 04/01/2038		527	555
4.500% due 03/01/2023 - 07/01/2041		272,154	281,599
4.745% due 09/01/2035		459	490
4.823% due 04/01/2038		320	341
4.906% due 04/01/2038		445	475
5.000% due 02/01/2034 - 07/01/2041		20,250	21,542
5.500% due 12/01/2018 - 06/01/2039		39,485	42,937
5.780% due 09/01/2037		276	298
5.784% due 02/01/2031		3	3
6.000% due 10/01/2016 - 07/01/2041		76,862	84,656
6.500% due 04/01/2013 - 06/25/2044		487	547
7.000% due 03/01/2013 - 10/01/2031		22	24
7.500% due 09/01/2011 - 02/01/2027		183	213
Federal Housing Administration
7.430% due 01/25/2023		531	528
Freddie Mac
0.337% due 07/15/2019 - 08/15/2019		6,255	6,246
1.495% due 02/25/2045		280	277
2.533% due 04/01/2033		5	6
2.581% due 12/01/2022		33	34
2.767% due 07/01/2030		15	15
3.443% due 08/15/2032		471	478
4.500% due 08/01/2041		37,000	38,093
4.920% due 04/01/2038		653	697
5.500% due 06/01/2019 - 07/01/2041		7,961	8,617
6.000% due 02/01/2016 - 07/01/2041		19,117	21,004
6.500% due 05/01/2016 - 05/15/2032		15,915	17,930
7.000% due 11/01/2011 - 07/01/2029		1,148	1,302
7.500% due 07/01/2011 - 09/01/2025		15	18
Ginnie Mae
0.786% due 02/16/2030		83	83
1.750% due 02/20/2032		622	639
2.125% due 10/20/2024 - 12/20/2026		218	225
2.375% due 01/20/2024 - 01/20/2026		304	315
2.625% due 09/20/2023 - 08/20/2027		232	240
3.375% due 06/20/2022		125	130
6.000% due 04/15/2037		159	180
7.000% due 12/15/2011 - 02/20/2032		24	29
10.250% due 02/15/2017		336	364
Small Business Administration
4.430% due 05/01/2029		11,813	12,579
5.130% due 09/01/2023		506	544
5.520% due 06/01/2024		3,259	3,509

Total U.S. Government Agencies (Cost $548,579)			564,498

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (c)
1.125% due 01/15/2021		2,673	2,775
1.750% due 01/15/2028 (e)(g)		3,649	3,823
2.000% due 01/15/2026 (e)(g)		1,699	1,858
2.375% due 01/15/2025 (e)		1,551	1,783
2.375% due 01/15/2027 (e)(g)		1,784	2,035
2.500% due 01/15/2029 (e)(g)		14,243	16,567
3.625% due 04/15/2028		1,112	1,465
3.875% due 04/15/2029 (e)(g)		8,344	11,441
U.S. Treasury Notes
0.750% due 06/15/2014 (e)(g)		31,800	31,758

Total U.S. Treasury Obligations (Cost $73,212)			73,505

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
2.403% due 02/25/2045		1,105	984
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	1,579	2,288
2.820% due 05/16/2047		4,900	7,109
Banc of America Funding Corp.
2.783% due 05/25/2035		$1,555	1,509
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		975	906
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		105	110
BCAP LLC Trust
5.923% due 05/25/2037		600	470
BCRR Trust
5.858% due 07/17/2040		1,450	1,425
Bear Stearns Adjustable Rate Mortgage Trust
2.768% due 02/25/2033		64	57
3.070% due 01/25/2034		1,081	1,044
5.681% due 02/25/2033		48	48
Bear Stearns Alt-A Trust
2.652% due 05/25/2035		2,442	1,932
2.916% due 09/25/2035		1,188	866
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,057
5.471% due 01/12/2045		2,800	3,085
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		5,195	3,337
5.027% due 12/26/2046		1,513	1,009
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		15,000	16,388
Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		596	554
2.736% due 03/25/2034		79	79
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		407	301
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		1,600	1,714
Countrywide Alternative Loan Trust
0.366% due 05/25/2047		2,183	1,195
Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		3,643	3,019
3.017% due 02/20/2036		785	618
3.094% due 11/25/2034		2,139	1,806
5.750% due 05/25/2033		12	12
Credit Suisse Mortgage Capital Certificates
5.850% due 03/15/2039		1,400	1,526
European Loan Conduit
1.570% due 05/15/2019	EUR	414	552
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038		$660	664
Granite Master Issuer PLC
0.276% due 12/20/2054		22,231	21,075
0.286% due 12/20/2054		1,030	976
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		461	428
0.266% due 01/25/2047 (a)		460	433
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		1,267	1,077
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	534
5.444% due 03/10/2039		3,000	3,220
GSR Mortgage Loan Trust
5.163% due 11/25/2035		2,179	2,072
Harborview Mortgage Loan Trust
2.775% due 07/19/2035		1,871	1,425
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	2,600	3,785
HSBC Asset Loan Obligation
2.838% due 09/25/2037		$12,442	8,372
Indymac ARM Trust
1.959% due 01/25/2032		11	9
Indymac Index Mortgage Loan Trust
2.501% due 01/25/2036		2,518	1,543
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		1,200	1,161
5.336% due 05/15/2047		3,600	3,836
5.440% due 06/12/2047		2,000	2,139
5.717% due 03/18/2051		1,800	1,750
5.794% due 02/12/2051		2,000	2,173
JPMorgan Mortgage Trust
5.750% due 01/25/2036		1,802	1,675
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,100	2,240
Mellon Residential Funding Corp.
0.667% due 06/15/2030		1,634	1,578
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	634
5.485% due 03/12/2051		3,000	3,189
Merrill Lynch Floating Trust
0.728% due 07/09/2021		6,199	5,958
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,361	1,001
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		315	272
1.191% due 10/25/2035		342	282
Morgan Stanley Capital I
0.247% due 10/15/2020		638	623
4.970% due 12/15/2041		676	720
5.809% due 12/12/2049		20,600	22,621
6.074% due 06/11/2049		10,300	11,270
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035		555	582

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		3,800	3,921
Permanent Master Issuer PLC
0.358% due 10/15/2033		20,000	19,909
Prime Mortgage Trust
0.586% due 02/25/2019		33	32
0.586% due 02/25/2034		249	235
Structured Adjustable Rate Mortgage Loan Trust
5.389% due 07/25/2035		504	435
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037		3,270	1,881
0.436% due 07/19/2035		2,787	2,584
Structured Asset Securities Corp.
2.679% due 02/25/2032		29	28
2.756% due 10/25/2035		1,092	883
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		1,359	1,342
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		2,090	2,017
5.308% due 11/15/2048		2,000	2,161
5.342% due 12/15/2043		4,000	4,215
5.678% due 05/15/2046		580	627
WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045		603	497
1.478% due 11/25/2042		235	203
2.725% due 03/25/2037		5,829	4,968
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		2,818	2,528
2.771% due 07/25/2035		12,669	11,411
6.000% due 04/25/2037		15,500	14,291
6.000% due 08/25/2037		1,138	1,053

Total Mortgage-Backed Securities (Cost $213,415)			239,538

ASSET-BACKED SECURITIES 2.2%
AMMC CDO
0.482% due 05/03/2018		15,800	15,459
Asset-Backed Funding Certificates
0.246% due 01/25/2037		14	14
Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034		778	702
AUTO ABS SRL
1.489% due 10/25/2020	EUR	764	1,093
Bear Stearns Asset-Backed Securities Trust
0.246% due 01/25/2037		$1,666	1,561
Carrington Mortgage Loan Trust
0.506% due 10/25/2035		456	426
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	1,200	1,740
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037		$1,966	1,921
0.446% due 05/25/2036		3,572	3,103
0.666% due 12/25/2031		251	132
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		128	127
Fremont Home Loan Trust
0.246% due 01/25/2037		198	187
GSAMP Trust
0.256% due 12/25/2036		655	451
GSPA Monetization Trust
6.422% due 10/09/2029		9,819	9,685
Gulf Stream Sextant CLO Ltd.
0.488% due 08/21/2020		10,000	9,725
HSBC Asset Loan Obligation
0.246% due 12/25/2036		919	842
HSBC Home Equity Loan Trust
0.476% due 01/20/2034		2,591	2,326
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		26	26
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		97	79
Marathon Financing BV
0.671% due 10/05/2026		15,305	14,920
Morgan Stanley Mortgage Loan Trust
0.546% due 04/25/2037		676	293
Penta CLO S.A.
1.934% due 06/04/2024	EUR	968	1,284
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		$8,487	8,481
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		835	266
SLM Student Loan Trust
2.837% due 12/16/2019		1,000	1,023
Structured Asset Securities Corp.
0.236% due 10/25/2036		66	66

Total Asset-Backed Securities (Cost $77,793)			75,932

SOVEREIGN ISSUES 6.1%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,000	1,418
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	594	376
10.000% due 01/01/2017		5,900	3,428
Canada Government Bond
1.500% due 12/01/2012	CAD	3,200	3,321
1.750% due 03/01/2013		6,800	7,080
2.000% due 08/01/2013		6,700	7,004
2.000% due 12/01/2014		23,200	24,079
2.250% due 08/01/2014		2,200	2,306
2.500% due 09/01/2013		8,000	8,447
2.500% due 06/01/2015		500	526
3.000% due 12/01/2015		800	857
4.500% due 06/01/2015		3,300	3,730
Canada Housing Trust No. 1
2.750% due 12/15/2015		5,800	6,095
3.350% due 12/15/2020		1,700	1,754
3.950% due 12/15/2011		1,000	1,050
4.000% due 06/15/2012		5,100	5,422
4.550% due 12/15/2012		8,900	9,630
4.800% due 06/15/2012		4,100	4,391
China Development Bank Corp.
5.000% due 10/15/2015		$100	110
Export-Import Bank of China
4.875% due 07/21/2015		500	547
Export-Import Bank of Korea
4.000% due 01/29/2021		1,000	925
5.875% due 01/14/2015		14,500	15,967
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (c)	EUR	3,911	5,623
2.100% due 09/15/2021 (c)		6,667	9,047
2.350% due 09/15/2019 (c)		2,661	3,774
Korea Finance Corp.
3.250% due 09/20/2016		$800	790
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,038
Mexico Government International Bond
6.000% due 06/18/2015	MXN	240,700	20,594
6.050% due 01/11/2040		$2,100	2,245
9.500% due 12/18/2014	MXN	65,900	6,276
Panama Government International Bond
7.250% due 03/15/2015		$900	1,065
Province of Ontario Canada
1.375% due 01/27/2014		4,700	4,729
1.875% due 09/15/2015		100	100
4.200% due 03/08/2018	CAD	300	330
4.200% due 06/02/2020		6,300	6,775
4.300% due 03/08/2017		1,200	1,335
4.400% due 06/02/2019		2,400	2,641
4.600% due 06/02/2039		1,700	1,833
5.500% due 06/02/2018		700	825
Province of Quebec Canada
4.500% due 12/01/2016		100	112
4.500% due 12/01/2019		200	220
4.500% due 12/01/2020		200	219
Republic of Germany Government Bond
3.250% due 07/04/2021	EUR	5,000	7,391
Russia Government International Bond
3.625% due 04/29/2015		$500	516
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,603
Spain Government Bond
4.650% due 07/30/2025		10,600	13,854
Swedish Housing Finance Corp.
3.125% due 03/23/2012		$6,300	6,424

Total Sovereign Issues (Cost $197,805)			207,822

	SHARES
CONVERTIBLE PREFERRED SECURITIES 2.1%
BANKING & FINANCE 2.1%
Wells Fargo & Co.
7.500% due 12/31/2049		66,198	70,170

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		260,000	169

Total Convertible Preferred Securities (Cost $58,998)			70,339

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Ally Financial, Inc.
7.000% due 12/31/2049		2,500	2,350
CoBank ACB
7.814% due 12/31/2049		72,000	3,436
DG Funding Trust
0.553% due 12/31/2049		1,065	8,071
Farm Credit Bank
10.000% due 12/31/2049		2,000	2,286
Union Planters Preferred Funding Corp.
7.75% due 03/06/2032		50	4,284

			20,427

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.08% due 03/06/2032		125	143

Total Preferred Securities (Cost $23,977)			20,570

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 33.1%
CERTIFICATES OF DEPOSIT 2.9%
Abbey National Treasury Services PLC
1.600% due 06/10/2013		$28,000	28,016
Banco Bradesco S.A.
0.000% due 08/26/2011		17,700	17,653
1.955% due 01/24/2013		2,400	2,420
Banco Do Brasil S.A.
0.000% due 02/15/2012		16,200	16,309
Bank of Nova Scotia
0.576% due 10/18/2012		10,400	10,414
Itau Unibanco S.A.
0.000% due 09/12/2011		7,400	7,383
0.000% due 12/12/2011		7,300	7,256
0.000% due 02/06/2012		10,900	10,806

			100,257

COMMERCIAL PAPER 0.6%
Erste Abwicklungsanstalt
0.315% due 11/28/2011		17,100	17,085
Vodafone Group PLC
0.880% due 01/19/2012		4,400	4,388

			21,473

REPURCHASE AGREEMENTS 0.7%
Barclays Capital, Inc.
0.010% due 07/01/2011		20,000	20,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $20,351. Repurchase proceeds are $20,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		3,804	3,804
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $3,885. Repurchase proceeds are $3,804.)

			23,804

SHORT-TERM NOTES 0.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		4,600	4,562

JAPAN TREASURY BILLS 7.2%
0.103% due 07/11/2011 - 08/22/2011 (b)	JPY	19,820,000	246,179

U.S. TREASURY BILLS 0.1%
0.034% due 08/18/2011 - 09/22/2011 (b)(e)		$2,700	2,700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 21.4%
		73,038,130	731,769

Total Short-Term Instruments (Cost $1,125,536)			1,130,744

PURCHASED OPTIONS (i) 0.0%
(Cost $190)			253

Total Investments 109.4% (Cost $3,596,291)			$3,742,630
Written Options (j) (0.2%) (Premiums $11,730)			(8,047)
Other Assets and Liabilities (Net) (9.2%)			(314,766)

Net Assets 100.0%			$3,419,817

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $17,501 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $4,965 at a weighted average interest rate of -0.843%. On June 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $13,523 and cash of $100 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	96	$83
90-Day Euribor June Futures	Long	06/2012	96	(29)
90-Day Euribor March Futures	Long	03/2013	96	85
90-Day Euribor September Futures	Long	09/2012	96	76
90-Day Eurodollar December Futures	Long	12/2011	1,551	964
90-Day Eurodollar December Futures	Long	12/2012	1,140	(218)
90-Day Eurodollar December Futures	Long	12/2013	176	(82)
90-Day Eurodollar June Futures	Long	06/2012	6,434	5,117
90-Day Eurodollar June Futures	Long	06/2013	393	(250)
90-Day Eurodollar June Futures	Long	06/2014	56	(27)
90-Day Eurodollar March Futures	Long	03/2012	4,255	4,191
90-Day Eurodollar March Futures	Long	03/2013	1,641	(400)
90-Day Eurodollar March Futures	Long	03/2014	278	(150)
90-Day Eurodollar September Futures	Long	09/2011	1,678	79
90-Day Eurodollar September Futures	Long	09/2012	2,847	149
90-Day Eurodollar September Futures	Long	09/2013	344	(165)
Euro-Bobl September Futures	Long	09/2011	265	(84)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	38	(36)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	335	162
U.S. Treasury 10-Year Note September Futures	Short	09/2011	49	(65)

				$9,400

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.816%	$2,500	$18	$(44)	$62
Berkshire Hathaway Finance Corp.	CITI	1.000%	06/20/2020	1.426%	4,300	(138)	(180)	42
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.418%	1,900	15	0	15
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.816%	1,200	9	(21)	30
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.444%	5,800	(204)	(233)	29
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.816%	1,200	8	(22)	30
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%	3,800	(6)	(25)	19
Brazil Government International Bond	BCLY	1.000%	09/20/2016	1.107%	2,000	(10)	(19)	9
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%	1,000	1	(16)	17
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%	56,000	(187)	(117)	(70)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%	7,100	19	(107)	126
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%	32,500	(109)	(63)	(46)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	3,200	8	(87)	95
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	1,600	3	(16)	19
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	2,000	4	(21)	25
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%	500	1	(5)	6
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%	18,100	184	219	(35)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%	300	3	4	(1)
China Government International Bond	CSFB	1.000%	03/20/2015	0.654%	5,000	65	24	41
China Government International Bond	DUB	1.000%	09/20/2016	0.840%	800	6	4	2
China Government International Bond	JPM	1.000%	09/20/2016	0.840%	500	4	3	1
China Government International Bond	MSC	1.000%	09/20/2016	0.840%	500	4	2	2
China Government International Bond	UBS	1.000%	09/20/2016	0.840%	300	3	2	1
Dell, Inc.	CITI	1.000%	09/20/2013	0.279%	5,800	95	31	64
France Government Bond	BCLY	0.250%	03/20/2016	0.739%	1,000	(22)	(37)	15
France Government Bond	BOA	0.250%	03/20/2016	0.739%	1,600	(36)	(65)	29
France Government Bond	DUB	0.250%	03/20/2016	0.739%	500	(11)	(20)	9
France Government Bond	GSC	0.250%	12/20/2015	0.700%	400	(8)	(8)	0
France Government Bond	MSC	0.250%	03/20/2016	0.739%	500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.700%	900	(18)	(18)	0
France Government Bond	RBS	0.250%	03/20/2016	0.739%	500	(11)	(17)	6
France Government Bond	UBS	0.250%	12/20/2015	0.700%	2,400	(47)	(49)	2
France Government Bond	UBS	0.250%	03/20/2016	0.739%	2,100	(47)	(85)	38
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%	2,800	34	148	(114)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%	4,200	(36)	(83)	47
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%	2,000	160	0	160
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%	1,900	168	0	168
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%	900	3	0	3
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.789%	1,500	154	0	154
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.339%	1,000	12	52	(40)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	0.382%	2,100	13	(50)	63
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.339%	2,700	5	(41)	46
General Electric Capital Corp.	MSC	1.000%	12/20/2015	1.207%	500	(5)	(10)	5
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.144%	500	(2)	(11)	9
Indonesia Government International Bond	CSFB	1.000%	03/20/2016	1.274%	1,900	(23)	(43)	20
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.213%	1,300	(12)	(21)	9
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.389%	800	4	0	4
Indonesia Government International Bond	RBS	1.000%	03/20/2016	1.274%	1,900	(23)	(42)	19
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%	300	3	5	(2)

Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		600	5	8	(3)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		900	8	14	(6)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		1,100	9	10	(1)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%		300	(7)	(9)	2
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%		300	(7)	(9)	2
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%		400	(9)	(12)	3
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.581%		2,600	(66)	(55)	(11)
MetLife, Inc.	DUB	1.000%	03/20/2015	1.176%		11,500	(69)	(694)	625
MetLife, Inc.	DUB	1.000%	03/20/2016	1.437%		2,200	(42)	(46)	4
MetLife, Inc.	JPM	1.000%	09/20/2013	0.730%		690	4	(39)	43
MetLife, Inc.	JPM	1.000%	03/20/2016	1.437%		2,700	(52)	(64)	12
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%		2,600	12	(58)	70
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%		300	1	(4)	5
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%		1,700	8	(39)	47
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%		700	1	(11)	12
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.015%		100	0	0	0
Nucor Corp.	BNP	1.000%	06/20/2018	1.010%		500	0	1	(1)
Nucor Corp.	JPM	1.000%	06/20/2018	1.010%		4,800	(1)	11	(12)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.353%		2,400	13	0	13
Panama Government International Bond	MSC	0.750%	01/20/2012	0.353%		1,000	6	0	6
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		1,400	(40)	(54)	14
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	1.661%		22,700	(653)	(788)	135
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		400	(11)	(15)	4
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%		50,000	(1,569)	(948)	(621)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		500	(33)	(33)	0
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		400	(27)	(27)	0
Spain Government International Bond	GSC	1.000%	06/20/2016	2.589%		1,000	(70)	(60)	(10)
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.449%	EUR	11,800	(135)	(177)	42
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		$6,900	140	133	7
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		1,000	20	19	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		1,000	20	23	(3)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		1,800	37	8	29
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%		9,600	199	111	88
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		1,200	24	21	3
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		2,100	42	36	6

							$(2,202)	$(3,846)	$1,644

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$1,200	$122	$119	$3
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	3,600	412	400	12
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	600	68	77	(9)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	200	23	25	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	4,700	538	549	(11)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	1,000	114	113	1
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	2,100	241	237	4
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	28,100	3,460	3,446	14
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,000	124	131	(7)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	35,700	4,395	4,592	(197)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	22,900	2,819	2,782	37
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	600	73	78	(5)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	400	49	53	(4)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	1,000	123	130	(7)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	800	99	111	(12)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	13,500	1,789	1,763	26
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	5,600	742	759	(17)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	7,511	24	0	24
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,830	7	0	7
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,315	21	0	21
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,893	22	0	22
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	5,300	95	(19)	114
CDX.HY-16 5-Year Index	BNP	5.000%	06/20/2016	12,500	222	265	(43)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,670	118	0	118
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,061	12	0	12
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,218	25	0	25
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016	69,900	282	242	40
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	69,900	283	310	(27)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016	17,200	69	82	(13)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	5,700	23	27	(4)
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016	3,700	15	18	(3)

					$16,425	$16,290	$135

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	11,700	$(133)	$(211)	$78
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		6,300	40	6	34
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		6,000	37	11	26
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,700	41	14	27
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,200	48	24	24
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		7,600	27	0	27
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,700	22	0	22
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	224	0	224
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	412	(84)	496
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	40	4	36
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	140	9	131
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		160,800	567	(5)	572
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		38,200	154	10	144
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		29,800	120	2	118
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		82,800	273	(9)	282
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		8,700	38	(12)	50
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	17	6	11
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		10,800	89	15	74
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		11,600	98	17	81
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		2,700	28	9	19
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		22,000	169	39	130
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		16,600	151	57	94
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,800	13	0	13
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,200	41	(1)	42
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,800	22	8	14
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		13,400	165	62	103
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,400	18	9	9
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		189,400	2,765	1,549	1,216
Pay	3-Month CAD Bank Bill	5.700%	12/18/2024	RBS	CAD	30,800	529	(21)	550
Pay	3-Month USD-LIBOR	1.250%	12/21/2014	BOA		$21,000	(172)	(112)	(60)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		16,600	(363)	65	(428)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		26,200	(573)	(112)	(461)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		4,700	(103)	73	(176)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		4,000	(88)	(17)	(71)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		8,200	(179)	(17)	(162)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		2,700	(59)	4	(63)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		4,900	(107)	(2)	(105)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		17,000	(568)	335	(903)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		1,100	(37)	48	(85)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		1,200	(40)	52	(92)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		36,600	(1,223)	896	(2,119)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		800	(27)	25	(52)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		5,300	(177)	148	(325)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		14,400	(481)	222	(703)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		21,200	(708)	617	(1,325)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		18,800	(628)	231	(859)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		80,800	(2,698)	1,936	(4,634)

Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		900	(30)	34	(64)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		1,400	43	40	3
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		7,000	217	86	131
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		2,000	62	(8)	70
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		6,000	185	81	104
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BCLY	EUR	13,900	(4)	181	(185)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		1,500	0	(24)	24
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	CSFB		5,200	(1)	(12)	11
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		5,700	(2)	68	(70)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC		23,200	(8)	(260)	252
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC		11,700	(4)	161	(165)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		20,800	(7)	(101)	94
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CITI		3,900	70	5	65
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MSC		8,800	158	43	115
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	12,400	9	0	9
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		25,700	94	(2)	96
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		93,200	343	41	302
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		10,700	39	(1)	40
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		28,300	105	(1)	106

							$(798)	$6,231	$(7,029)

(i)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$48,200	$190	$253

(j)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	107	$32	$(24)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	107	34	(23)
Call - CBOT U.S. Treasury 5-Year Note September Futures	121.500	08/26/2011	49	11	(7)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	72	24	(30)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	72	33	(7)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	454	362	(343)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	663	413	(48)

				$ 909	$ (482)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,100	$258	$(239)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	43,500	89	(34)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	50,000	285	(295)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	96,400	193	(56)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	56,400	213	(169)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	35,100	295	(185)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,200	29	(22)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	32,400	192	(171)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	17,000	105	(90)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	152,700	1,203	(804)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,100	198	(85)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	42,300	462	(162)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	50,800	552	(194)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,100	43	(20)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	33,400	363	(128)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	57,800	587	(221)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,600	163	(83)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	94,500	842	(362)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	27,300	675	(380)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	52,600	105	(82)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	52,600	209	(122)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,100	228	(127)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	13,100	65	(79)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	13,100	80	(28)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	20,700	126	(70)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	20,700	104	(66)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	108,000	549	(650)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	108,000	549	(231)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	16,200	98	0

							$8,860	$(5,155)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$1,000	$5	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	5,500	12	(12)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	5,500	22	(3)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	2,800	13	(3)

						$52	$(19)

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2011	$102.531	08/04/2011	$9,000	$28	$(31)
Call - OTC Fannie Mae 4.500% due 08/01/2041	104.531	08/04/2011	9,000	23	(9)

				$51	$(40)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$21,900	$116	$(142)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	20,300	103	(131)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	67,000	745	(1,086)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	55,100	599	(903)

					$1,563	$(2,262)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$6,500	$55	$(17)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	15,700	140	(44)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,400	83	(20)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,300	17	(8)

						$295	$(89)

(k)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$ 7,021	$ 7,015	0.21%

(l)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$17,000	$18,408	$(18,347)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	84,274	08/2011	BCLY	$0	$(966)	$(966)
Sell		980	08/2011	CITI	0	(24)	(24)
Sell		1,316	08/2011	HSBC	0	(38)	(38)
Sell		1,632	08/2011	MSC	0	(39)	(39)
Buy		89,671	08/2011	RBS	1,445	0	1,445
Sell		1,470	08/2011	UBS	0	(36)	(36)
Buy		82,793	09/2011	BCLY	905	0	905
Buy		558	09/2011	BOA	53	0	53
Buy		558	09/2011	MSC	53	0	53
Sell	CAD	2,047	09/2011	BNP	0	(38)	(38)
Sell		2,524	09/2011	CITI	0	(60)	(60)
Sell		9,122	09/2011	DUB	0	(180)	(180)
Sell		6,390	09/2011	RBC	0	(140)	(140)
Sell		1,411	09/2011	RBS	0	(12)	(12)
Buy	CNY	10,776	11/2011	BCLY	11	(1)	10
Buy		7,349	11/2011	JPM	0	(3)	(3)
Buy		7,315	11/2011	RBS	5	0	5
Buy		2,263	02/2012	BCLY	0	(1)	(1)
Buy		50,500	02/2012	CITI	34	0	34
Buy		44,374	02/2013	CITI	30	0	30
Buy		40,000	02/2013	HSBC	22	0	22
Sell	EUR	11,825	07/2011	BCLY	35	(286)	(251)
Sell		9,246	07/2011	BNP	0	(220)	(220)
Buy		2,600	07/2011	CITI	66	0	66
Sell		3,517	07/2011	CITI	10	(58)	(48)
Sell		44,018	07/2011	CSFB	0	(367)	(367)
Sell		1,434	07/2011	DUB	15	0	15
Sell		34,039	07/2011	JPM	0	(283)	(283)
Sell		8,923	07/2011	RBC	29	(197)	(168)
Buy		257	07/2011	RBS	9	0	9
Sell		30,886	07/2011	RBS	0	(327)	(327)
Sell		9,747	07/2011	UBS	18	(306)	(288)
Sell	GBP	603	09/2011	BNP	0	(5)	(5)
Sell		404	09/2011	CITI	0	(2)	(2)
Sell		18,570	09/2011	UBS	714	0	714
Buy	IDR	14,327,687	07/2011	BCLY	125	0	125
Buy		1,984,500	07/2011	BNP	21	0	21
Buy		26,863,200	07/2011	CITI	232	0	232
Buy		27,063,650	07/2011	HSBC	263	0	263
Sell		88,847,937	07/2011	HSBC	0	(82)	(82)
Buy		16,718,900	07/2011	JPM	67	0	67
Buy		1,890,000	07/2011	RBS	20	0	20
Buy		12,143,000	10/2011	DUB	91	0	91
Buy		25,635,450	10/2011	RBS	179	0	179
Buy		29,822,590	01/2012	CITI	99	0	99
Buy		88,847,937	07/2012	HSBC	98	0	98
Buy	INR	529,818	08/2011	CITI	335	0	335
Buy		117,264	11/2011	BCLY	31	0	31
Sell	JPY	424,749	07/2011	BCLY	0	(199)	(199)

Buy		350,000	07/2011	BNP	0	(18)	(18)
Sell		12,421,000	07/2011	BOA	0	(4,361)	(4,361)
Buy		1,774,383	07/2011	CITI	91	(51)	40
Sell		5,808,000	07/2011	CITI	120	(912)	(792)
Sell		12,116,000	07/2011	CSFB	0	(4,111)	(4,111)
Buy		939,856	07/2011	DUB	54	0	54
Sell		10,000	07/2011	DUB	0	(3)	(3)
Buy		271,655	07/2011	JPM	132	0	132
Sell		100,860	07/2011	JPM	0	(53)	(53)
Buy		1,046,530	07/2011	RBC	35	(23)	12
Buy		8,078,957	07/2011	RBS	409	(254)	155
Sell		269,790	07/2011	RBS	1	(132)	(131)
Sell		1,000,000	08/2011	DUB	0	(47)	(47)
Sell		1,310,000	08/2011	JPM	0	(279)	(279)
Buy		1,879,718	08/2011	RBS	0	(105)	(105)
Sell		750,000	08/2011	UBS	0	(119)	(119)
Buy	KRW	19,161,326	08/2011	CITI	335	0	335
Buy		507,285	08/2011	GSC	24	0	24
Buy		18,000,000	08/2011	JPM	477	0	477
Buy		249,700	08/2011	MSC	11	0	11
Buy		314,000	08/2011	RBS	12	0	12
Buy	MXN	2,170	07/2011	CITI	9	0	9
Buy		336,106	07/2011	DUB	1,244	0	1,244
Sell		338,276	07/2011	MSC	0	(129)	(129)
Buy		338,276	11/2011	MSC	149	0	149
Buy	MYR	5,200	08/2011	BCLY	41	0	41
Buy		10,010	08/2011	CITI	75	0	75
Buy		2,829	08/2011	HSBC	19	0	19
Buy		1,700	08/2011	JPM	12	0	12
Buy	PHP	43,426	11/2011	BCLY	20	0	20
Buy		132,223	11/2011	CITI	31	(5)	26
Buy		17,620	11/2011	DUB	5	0	5
Buy		26,352	11/2011	GSC	6	0	6
Buy		52,628	11/2011	JPM	14	(4)	10
Buy		111,700	03/2012	CITI	0	(11)	(11)
Buy		23,000	03/2012	HSBC	0	(1)	(1)
Buy		393,475	03/2012	JPM	2	(26)	(24)
Buy		25,157	03/2012	MSC	0	0	0
Buy	RUB	28,970	07/2011	BCLY	23	0	23
Sell		28,970	07/2011	BCLY	2	0	2
Buy		28,970	07/2011	CITI	0	(2)	(2)
Sell		28,970	07/2011	CITI	16	0	16
Buy	SGD	900	09/2011	BCLY	29	0	29
Buy		1,900	09/2011	CITI	61	0	61
Buy		7,800	09/2011	DUB	63	0	63
Buy		3,000	09/2011	GSC	6	0	6
Buy		5,616	09/2011	JPM	94	0	94
Buy		5,100	09/2011	RBS	95	0	95
Buy		1,800	09/2011	UBS	0	0	0
Buy		1,775	12/2011	CITI	37	0	37
Buy	TRY	16,169	07/2011	HSBC	0	(289)	(289)
Sell		18,025	07/2011	HSBC	0	(142)	(142)
Buy		1,856	07/2011	JPM	0	(62)	(62)
Buy		18,025	10/2011	HSBC	142	0	142
Buy	TWD	10,000	01/2012	BCLY	4	0	4

Buy		48,516	01/2012	JPM	24	0	24
Sell	ZAR	2,683	07/2011	BCLY	4	0	4
Buy		1,393	07/2011	CITI	5	0	5
Sell		1,343	07/2011	CSFB	2	0	2
Buy		2,090	07/2011	HSBC	8	0	8
Sell		74,397	07/2011	HSBC	0	(249)	(249)
Buy		70,008	07/2011	JPM	86	0	86
Buy		6,275	07/2011	MSC	7	0	7
Sell		1,343	07/2011	MSC	2	0	2
Buy		3,801	09/2011	BCLY	56	0	56
Buy		2,280	09/2011	MSC	34	0	34
Buy		1,520	09/2011	UBS	23	0	23
Buy		74,397	10/2011	HSBC	246	0	246

					$9,412	$(15,258)	$(5,846)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$11,961	$1,984	$13,945
Corporate Bonds & Notes
Banking & Finance	0	974,404	3,093	977,497
Industrials	0	180,497	2,041	182,538
Utilities	0	42,631	0	42,631
Convertible Bonds & Notes
Industrials	0	16,963	0	16,963
Municipal Bonds & Notes
California	0	34,768	0	34,768
Georgia	0	944	0	944
Illinois	0	5,186	0	5,186
Nebraska	0	2,166	0	2,166
Nevada	0	2,073	0	2,073
New York	0	28,906	0	28,906
Ohio	0	2,987	0	2,987
Pennsylvania	0	1,112	0	1,112
Texas	0	47,713	0	47,713
U.S. Government Agencies	0	563,970	528	564,498
U.S. Treasury Obligations	0	73,505	0	73,505
Mortgage-Backed Securities	0	239,068	470	239,538
Asset-Backed Securities	0	66,247	9,685	75,932
Sovereign Issues	0	207,822	0	207,822
Convertible Preferred Securities
Banking & Finance	70,170	0	0	70,170
Industrials	0	169	0	169
Preferred Securities
Banking & Finance	0	12,356	8,071	20,427
Industrials	0	143	0	143
Short-Term Instruments
Certificates of Deposit	0	100,257	0	100,257
Commercial Paper	0	21,473	0	21,473
Repurchase Agreements	0	23,804	0	23,804
Short-Term Notes	0	4,562	0	4,562
Japan Treasury Bills	0	246,179	0	246,179

U.S. Treasury Bills	0	2,700	0	2,700
PIMCO Short-Term Floating NAV Portfolio	731,769	0	0	731,769
Purchased Options
Interest Rate Contracts	0	253	0	253
	$801,939	$2,914,819	$25,872	$3,742,630

Short Sales, at value	$0	$(18,347)	$0	$(18,347)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,116	0	3,116
Foreign Exchange Contracts	0	9,412	0	9,412
Interest Rate Contracts	10,906	6,078	0	16,984
	$10,906	$18,606	$0	$29,512

Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(1,356)	0	(1,356)
Foreign Exchange Contracts	0	(15,258)	0	(15,258)
Interest Rate Contracts	(1,506)	(18,784)	(2,351)	(22,641)
	$(1,506)	$(35,398)	$(2,351)	$(39,255)

Totals	$811,339	$2,879,680	$23,521	$3,714,540

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(9)
Investments, at value
Bank Loan Obligations	$992	$999	$0	$0	$0	$(7)	$0	$0	$1,984	$(7)
Corporate Bonds & Notes
Banking & Finance	4,238	0	(1,100)	(4)	0	(41)	0	0	3,093	(32)
Industrials	2,039	0	0	1	0	1	0	0	2,041	1
U.S. Government Agencies	532	0	(7)	0	0	3	0	0	528	3
Mortgage-Backed Securities	0	467	0	0	0	3	0	0	470	3
Asset-Backed Securities	44,817	0	(1,436)	52	(1)	1,202	0	(34,949)	9,685	316
Preferred Securities
Banking & Finance	8,089	0	0	0	0	(18)	0	0	8,071	(18)

	$60,707	$1,466	$(2,543)	$49	$(1)	$1,143	$0	$(34,949)	$25,872	$266
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,692)	$0	$0	$0	$0	$341	$0	$0	$(2,351)	$341

Totals	$58,015	$1,466	$(2,543)	$49	$(1)	$1,484	$0	$(34,949)	$23,521	$607

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.5%
BANKING & FINANCE 4.5%
Bear Stearns Cos. LLC
0.444% due 11/28/2011		$30	$30
BNP Paribas S.A.
0.693% due 04/08/2013		20	20
Citigroup, Inc.
1.111% due 02/15/2013		60	60
SLM Corp. CPI Linked Bond
4.807% due 11/21/2013		45	45
Wells Fargo & Co.
5.220% due 05/10/2012	AUD	30	32

Total Corporate Bonds & Notes (Cost $187)			187

MUNICIPAL BONDS & NOTES 3.4%
CALIFORNIA 3.4%
Irvine, California Unified School District Special Tax Notes, Series 2011
4.381% due 09/01/2015 (a)		$100	99
Long Beach, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2035		200	41

Total Municipal Bonds & Notes (Cost $142)			140

U.S. GOVERNMENT AGENCIES 73.5%
Fannie Mae
0.736% due 06/25/2041		39	39
4.500% due 07/01/2041		2,900	3,000

Total U.S. Government Agencies (Cost $3,050)			3,039

U.S. TREASURY OBLIGATIONS 5.3%
Treasury Inflation Protected Securities (b)
1.125% due 01/15/2021		103	107
1.750% due 01/15/2028		107	112

Total U.S. Treasury Obligations (Cost $221)			219

MORTGAGE-BACKED SECURITIES 0.6%
Credit Suisse First Boston Mortgage Securities Corp.
2.727% due 09/25/2033		26	26

Total Mortgage-Backed Securities (Cost $25)			26

ASSET-BACKED SECURITIES 4.2%
SLM Student Loan Trust
6.187% due 07/15/2042		99	94
SMS Student Loan Trust
0.463% due 10/28/2028		50	49
0.473% due 04/28/2029		32	32

Total Asset-Backed Securities (Cost $174)			175

SHORT-TERM INSTRUMENTS 85.0%
CERTIFICATES OF DEPOSIT 0.7%
Abbey National Treasury Services PLC
1.573% due 04/25/2013		30	30

REPURCHASE AGREEMENTS 40.8%
Barclays Capital, Inc.
0.010% due 07/01/2011		1,500	1,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $1,526. Repurchase proceeds are $1,500.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		186	186
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $190. Repurchase proceeds are $186.)

			1,686

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 43.5%
		179,679	1,800

Total Short-Term Instruments (Cost $3,516)			3,516

Total Investments 176.5% (Cost $7,315)			$7,302
Other Assets and Liabilities (Net) (76.5%)			(3,165)

Net Assets 100.0%			$4,137

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of cash of $13 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	4	$(1)
90-Day Eurodollar June Futures	Long	06/2012	2	0
90-Day Eurodollar March Futures	Long	03/2013	11	(5)
90-Day Eurodollar September Futures	Long	09/2011	6	0
90-Day Eurodollar September Futures	Long	09/2012	2	0

				$(6)

(e)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	30	07/2011	BOA	$0	$(1)	$(1)

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$187	$0	$187
Municipal Bonds & Notes
California	0	140	0	140
U.S. Government Agencies	0	3,039	0	3,039
U.S. Treasury Obligations	0	219	0	219
Mortgage-Backed Securities	0	26	0	26
Asset-Backed Securities	0	175	0	175
Short-Term Instruments
Certificates of Deposit	0	30	0	30
Repurchase Agreements	0	1,686	0	1,686
PIMCO Short-Term Floating NAV Portfolio	1,800	0	0	1,800
	$1,800	$5,502	$0	$7,302

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(1)	$0	$(1)
Interest Rate Contracts	(6)	0	0	(6)
	$(6)	$(1)	$0	$(7)

Totals	$1,794	$5,501	$0	$7,295

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.8%
AES Corp.
4.250% due 05/27/2018		$25,944	$26,009
AGFS Funding Co.
5.500% due 05/10/2017		117,780	115,707
Ally Financial, Inc.
6.000% due 06/11/2012		4,000	3,960
Charter Communications, Inc.
3.500% due 09/06/2016		15,000	14,972
CIT Group, Inc.
6.250% due 08/11/2015		1,907	1,921
Del Monte Corp.
4.500% due 02/16/2018		19,500	19,479
Delphi Automotive LLP
2.500% due 05/17/2017		493	495
3.500% due 05/17/2017		6,842	6,879
Dole Food Co., Inc.
2.510% due 07/13/2018		3,375	3,379
2.510% due 07/13/2019		6,125	6,133
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		3,000	3,015
First Data Corp.
2.936% due 09/24/2014		42,351	39,307
Ford Motor Co.
2.940% due 12/15/2013		13,704	13,713
Georgia-Pacific Corp.
2.246% due 12/21/2012		45	45
2.250% due 12/21/2012		3,449	3,451
Goodman Global, Inc.
5.750% due 10/06/2016		4,975	4,999
Graham Packaging Co. LP
6.000% due 09/23/2016		1,990	1,997
HCA, Inc.
2.496% due 11/14/2013		11,948	11,881
Intelsat Ltd.
5.250% due 04/02/2018		58,000	58,266
International Lease Finance Corp.
7.000% due 03/17/2016		14,700	14,800
JBS USA Holdings, Inc.
4.250% due 05/25/2018		5,000	5,002
NRG Energy, Inc.
3.500% due 07/01/2018		57,000	57,080
4.000% due 02/01/2013		2,800	2,800
Penn National Gaming, Inc.
3.750% due 06/29/2018		17,000	17,058
Quintiles Transnational Corp.
5.000% due 06/08/2018		26,000	25,878
U.S. Airways Group, Inc.
2.686% due 03/23/2014		4,931	4,478
VML U.S. Finance LLC
4.690% due 05/25/2012		2,379	2,378
4.690% due 05/25/2013		6,965	6,964
Vodafone Group PLC
5.000% due 07/11/2016		20,000	20,700
6.875% due 08/11/2015		16,000	16,560
6.875% due 08/17/2015		565	585
Warner Chilcott, Inc.
4.250% due 10/31/2014		1,886	1,889
4.250% due 03/15/2018		4,114	4,121

Total Bank Loan Obligations (Cost $515,282)			515,901

CORPORATE BONDS & NOTES 33.5%
BANKING & FINANCE 24.0%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		68,600	68,114
Ally Financial, Inc.
3.646% due 06/20/2014		70,200	68,690
6.000% due 12/15/2011		13,500	13,702
6.875% due 09/15/2011		26,200	26,429
8.000% due 03/15/2020		1,200	1,278
American Express Bank FSB
5.500% due 04/16/2013		11,000	11,771
6.000% due 09/13/2017		1,600	1,806
American Express Centurion Bank
6.000% due 09/13/2017		200	226
American Express Co.
6.150% due 08/28/2017		100	114
7.000% due 03/19/2018		13,400	15,783
7.250% due 05/20/2014		1,000	1,144
American Express Credit Corp.
5.875% due 05/02/2013		200	215
American International Group, Inc.
4.000% due 09/20/2011	EUR	4,700	6,841
4.250% due 05/15/2013		$4,500	4,630
4.950% due 03/20/2012		500	510
5.375% due 10/18/2011		15,675	15,871
5.450% due 05/18/2017		19,500	20,406
5.600% due 10/18/2016		1,500	1,571
5.750% due 03/15/2067	GBP	300	409
5.850% due 01/16/2018		$400	420
8.000% due 05/22/2068	EUR	900	1,308
8.250% due 08/15/2018		$10,980	12,611
8.625% due 05/22/2068	GBP	200	332
ASIF Global Financing XIX
4.900% due 01/17/2013		$15,200	15,884
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	3,000	3,756
Banco Bradesco S.A.
2.361% due 05/16/2014		$49,700	50,365
Banco Santander Brasil S.A.
2.346% due 03/18/2014		46,600	46,874
Banco Santander Chile
1.875% due 01/19/2016		26,300	25,248
2.875% due 11/13/2012		43,900	44,246
Bank of America Corp.
0.541% due 10/14/2016		1,700	1,573
1.693% due 01/30/2014		47,600	47,746
4.500% due 04/01/2015		5,000	5,230
5.375% due 09/11/2012		7,000	7,338
5.625% due 07/01/2020		5,000	5,168
5.650% due 05/01/2018		73,000	77,036
5.750% due 12/01/2017		2,450	2,607
6.000% due 09/01/2017		285	307
7.375% due 05/15/2014		19,100	21,480
7.625% due 06/01/2019		11,500	13,334
Bank of America N.A.
6.000% due 06/15/2016		200	212
Bank of Nova Scotia
2.900% due 03/29/2016		54,000	55,192
Banque PSA Finance
2.146% due 04/04/2014		65,600	65,530
Barclays Bank PLC
1.323% due 01/13/2014		95,400	95,757
2.375% due 01/13/2014		76,300	77,233
5.125% due 01/08/2020		5,000	5,080
5.450% due 09/12/2012		800	843
6.050% due 12/04/2017		38,062	40,330
6.750% due 05/22/2019		600	674
7.434% due 09/29/2049		9,200	9,453
7.700% due 04/29/2049		1,919	2,004
10.179% due 06/12/2021		17,380	21,893
14.000% due 11/29/2049	GBP	1,130	2,290
Barnett Capital III
0.898% due 02/01/2027		$900	729
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	28,773
7.250% due 02/01/2018		52,900	62,872
BNP Paribas S.A.
5.186% due 06/29/2049		4,200	3,887
7.195% due 06/29/2049		1,000	975
BPCE S.A.
2.375% due 10/04/2013		2,500	2,542
6.117% due 10/29/2049	EUR	100	127
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$76,900	78,362
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,917
Capital One Capital VI
8.875% due 05/15/2040		9,700	10,053
CIT Group, Inc.
7.000% due 05/01/2014		10,380	10,523
7.000% due 05/01/2015		3,213	3,225
7.000% due 05/01/2016		12,855	12,823
7.000% due 05/01/2017		26,351	26,319
CitiFinancial, Inc.
6.625% due 06/01/2015		100	110
Citigroup, Inc.
1.688% due 06/28/2013	EUR	100	143
2.262% due 08/13/2013		$16,300	16,615
3.953% due 06/15/2016		17,200	17,619
5.300% due 10/17/2012		500	525
5.375% due 08/09/2020		10,000	10,448
5.500% due 04/11/2013		300	319
6.000% due 08/15/2017		7,000	7,671
6.125% due 11/21/2017		8,790	9,715
6.125% due 05/15/2018		5,900	6,503
8.500% due 05/22/2019		1,920	2,382
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.500% due 01/11/2021		202,300	206,827
6.875% due 03/19/2020	EUR	5,000	7,275
11.000% due 06/29/2049		$300	384
Countrywide Financial Corp.
5.800% due 06/07/2012		28,700	29,944
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		58,600	58,671
Credit Suisse
6.000% due 02/15/2018		8,100	8,748
Dexia Credit Local S.A.
0.753% due 04/29/2014		10,600	10,568
1.678% due 02/19/2013	EUR	4,000	5,760
FIH Erhvervsbank A/S
1.750% due 12/06/2012		$10,000	10,166
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		3,800	3,810
5.625% due 09/15/2015		600	622
6.625% due 08/15/2017		62,400	66,380
7.000% due 10/01/2013		16,825	18,019
7.000% due 04/15/2015		858	929
7.250% due 10/25/2011		10,600	10,760
7.500% due 08/01/2012		11,440	11,982
7.800% due 06/01/2012		53,734	56,206
8.000% due 06/01/2014		3,400	3,731

8.700% due 10/01/2014		4,215	4,728
9.875% due 08/10/2011		20,100	20,252
FUEL Trust
3.984% due 12/15/2022		2,300	2,283
General Electric Capital Corp.
0.386% due 12/20/2013		4,000	3,938
1.144% due 01/07/2014		134,800	135,669
Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	100	144
1.720% due 11/15/2014		100	141
3.625% due 02/07/2016		$95,600	96,695
4.750% due 01/28/2014	EUR	30	45
5.375% due 02/15/2013		19,900	29,829
5.375% due 03/15/2020		$77,950	80,584
5.750% due 10/01/2016		200	218
5.950% due 01/18/2018		500	539
6.150% due 04/01/2018		7,500	8,170
6.250% due 09/01/2017		15,050	16,618
7.500% due 02/15/2019		20,500	23,875
HSBC Bank PLC
3.100% due 05/24/2016		69,100	68,686
3.875% due 11/09/2011	EUR	3,800	5,552
HSBC Bank USA N.A.
4.875% due 08/24/2020		$2,000	1,971
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		500	475
HSBC Finance Corp.
0.528% due 01/15/2014		1,800	1,772
0.684% due 06/01/2016		4,100	3,891
6.676% due 01/15/2021		55,200	56,700
HSBC Holdings PLC
5.100% due 04/05/2021		79,900	81,981
6.500% due 05/02/2036		2,300	2,374
HSBC USA Capital Trust I
7.808% due 12/15/2026		1,000	1,028
International Lease Finance Corp.
0.634% due 07/01/2011		600	600
5.000% due 09/15/2012		3,300	3,358
5.300% due 05/01/2012		3,800	3,876
5.400% due 02/15/2012		300	305
5.625% due 09/20/2013		10,480	10,676
5.750% due 05/15/2016		14,800	14,582
5.875% due 05/01/2013		2,529	2,602
6.250% due 05/15/2019		41,300	40,392
6.500% due 09/01/2014		78,200	83,283
6.625% due 11/15/2013		4,700	4,888
6.750% due 09/01/2016		70,400	75,328
Intesa Sanpaolo SpA
6.500% due 02/24/2021		80,600	84,156
JPMorgan Chase & Co.
3.450% due 03/01/2016		116,600	118,844
4.250% due 10/15/2020		14,200	13,909
4.625% due 05/10/2021		127,700	126,826
6.300% due 04/23/2019		1,000	1,128
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,114
JPMorgan Chase Capital XX
6.550% due 09/15/2066		$3,600	3,620
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,206	1,219
KeyCorp
6.500% due 05/14/2013		1,000	1,089
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	11,000	16,285
7.867% due 12/17/2019		850	1,265
7.875% due 11/01/2020		$560	529
8.500% due 12/29/2049		3,600	3,397
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	11,039
9.334% due 02/07/2020	GBP	2,200	3,496
15.000% due 12/21/2019	EUR	1,100	2,162
Lloyds TSB Bank PLC
2.624% due 01/24/2014		$11,100	11,263
4.375% due 01/12/2015		1,100	1,117
4.385% due 05/29/2049 (a)	EUR	600	657
5.800% due 01/13/2020		$10,300	10,326
6.375% due 01/21/2021		61,300	63,890
6.500% due 03/24/2020	EUR	10,000	13,570
12.000% due 12/29/2049		$57,000	62,032
Macquarie Bank Ltd.
4.100% due 12/17/2013		11,800	12,697
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,000	2,199
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		3,000	2,995
1.730% due 05/30/2014	EUR	300	422
1.734% due 08/25/2014		1,300	1,826
2.276% due 09/27/2012		4,200	5,974
5.000% due 02/03/2014		$5,000	5,385
5.000% due 01/15/2015		13,886	14,706
5.450% due 02/05/2013		6,750	7,162
5.450% due 07/15/2014		4,500	4,847
5.571% due 10/04/2012		3,000	3,102
6.050% due 08/15/2012		7,100	7,476
6.150% due 04/25/2013		4,427	4,755
6.400% due 08/28/2017		6,950	7,592
6.875% due 04/25/2018		41,700	46,178
MetLife Institutional Funding II
1.201% due 04/04/2014		64,000	64,190
Morgan Stanley
5.300% due 03/01/2013		100	106
5.370% due 03/01/2013	AUD	3,900	4,112
5.500% due 01/26/2020		$9,000	9,127
5.500% due 07/24/2020		1,300	1,317
5.550% due 04/27/2017		200	212
5.750% due 10/18/2016		500	531
5.750% due 01/25/2021		102,400	103,732
5.950% due 12/28/2017		500	538
6.000% due 04/28/2015		5,900	6,399
6.600% due 04/01/2012		1,000	1,045
6.625% due 04/01/2018		1,900	2,095
7.300% due 05/13/2019		9,500	10,784
MUFG Capital Finance Ltd.
6.299% due 01/29/2049	GBP	254	393
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,457
MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,646
National Australia Bank Ltd.
1.010% due 04/11/2014		$46,400	46,388
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	100
Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,751
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	54,075
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		32,700	32,847
Rabobank Capital Funding Trust II
5.260% due 12/29/2049		300	302
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		3,200	3,255
RBS Capital Trust
6.467% due 12/29/2049 (a)	EUR	1,150	1,334
RBS Capital Trust III
5.512% due 09/29/2049 (a)		$2,000	1,490
RCI Banque S.A.
2.155% due 04/11/2014		21,500	21,558
4.600% due 04/12/2016		14,400	14,719
Resona Bank Ltd.
5.850% due 09/29/2049		600	599
Royal Bank of Scotland Group PLC
2.211% due 01/28/2016	EUR	3,800	4,877
4.375% due 03/16/2016		$71,400	72,066
4.625% due 09/22/2021	EUR	1,600	2,038
4.875% due 03/16/2015		$18,400	19,105
5.500% due 03/23/2020	EUR	350	496
5.625% due 08/24/2020		$45,400	45,470
6.400% due 10/21/2019		52,650	54,136
6.666% due 04/29/2049 (a)	CAD	5,200	4,291
6.990% due 10/29/2049 (a)		$20,945	18,955
7.387% due 12/29/2049	GBP	939	950
7.640% due 03/29/2049 (a)		$8,600	6,730
7.648% due 08/29/2049		2,125	1,923
Royal Bank of Scotland NV
0.952% due 03/09/2015		4,500	4,126
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,000	1,061
SLM Corp.
0.504% due 10/25/2011		600	597
0.574% due 01/27/2014		22,600	21,445
3.125% due 09/17/2012	EUR	2,300	3,303
6.250% due 01/25/2016		$17,900	18,582
8.450% due 06/15/2018		8,430	9,261
Societe Generale S.A.
4.196% due 01/29/2049	EUR	100	123
5.922% due 04/29/2049		$200	173
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	5,838
5.625% due 08/17/2011		$1,800	1,801
5.750% due 09/15/2016		4,300	3,859
6.900% due 12/15/2017		300	277
SSIF Nevada LP
0.981% due 04/14/2014		24,300	24,320
Stone Street Trust
5.902% due 12/15/2015		29,800	31,251
UBS AG
4.280% due 04/29/2049	EUR	3,100	4,068
4.875% due 08/04/2020		$71,200	72,099
5.750% due 04/25/2018		13,600	14,758
5.875% due 12/20/2017		2,100	2,305
UBS Preferred Funding Trust V
6.243% due 05/29/2049		5,500	5,445
Wachovia Bank N.A.
0.577% due 03/15/2016		8,100	7,705
Waha Aerospace BV
3.925% due 07/28/2020		48,545	49,273
Wells Fargo Bank N.A.
0.471% due 05/16/2016		500	466
4.750% due 02/09/2015		1,000	1,070
Weyerhaeuser Co.
7.375% due 10/01/2019		25,136	28,502
7.375% due 03/15/2032		1,200	1,252
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049	EUR	1,200	1,835

			4,357,054

INDUSTRIALS 7.8%
Altria Group, Inc.
4.125% due 09/11/2015		$600	636
4.750% due 05/05/2021		16,900	16,909
9.700% due 11/10/2018		9,100	11,969
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		18,300	19,219
American Airlines Pass-Through Trust
10.375% due 01/02/2021		2,939	3,394
American Airlines, Inc.
10.500% due 10/15/2012		17,810	18,990
AmeriGas Partners LP
7.125% due 05/20/2016		700	724
Anadarko Petroleum Corp.
6.450% due 09/15/2036		16,000	16,748
Avnet, Inc.
6.625% due 09/15/2016		1,600	1,813
Barrick North America Finance LLC
4.400% due 05/30/2021		18,000	17,939
Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,445
Boston Scientific Corp.
6.000% due 01/15/2020		5,000	5,419
Braskem Finance Ltd.
5.750% due 04/15/2021		1,000	1,011
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,266
CBS Corp.
8.875% due 05/15/2019		5,000	6,380
Centex Corp.
5.700% due 05/15/2014		1,000	1,046
6.500% due 05/01/2016		4,500	4,725
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,095
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		482	503
Continental Airlines, Inc.
6.750% due 09/15/2015		5,200	5,252
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,753
CVS Caremark Corp.
6.302% due 06/01/2062		1,500	1,461
CVS Pass-Through Trust
7.507% due 01/10/2032		42,382	50,358
Daimler Finance North America LLC
0.856% due 03/28/2014		134,700	134,865
5.750% due 09/08/2011		36,441	36,774
6.500% due 11/15/2013		5,000	5,564
7.300% due 01/15/2012		4,150	4,295
8.500% due 01/18/2031		2,000	2,712
Delta Air Lines Pass-Through Trust
4.950% due 05/23/2019		5,421	5,421
7.111% due 03/18/2013		11,600	11,730
Deluxe Corp.
5.125% due 10/01/2014		6,900	6,952
DISH DBS Corp.
6.750% due 06/01/2021		26,400	27,192
Dow Chemical Co.
4.850% due 08/15/2012		900	940
DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,550
6.500% due 04/15/2016		4,330	4,536
6.875% due 05/01/2013		9,900	10,581
El Paso Corp.
7.800% due 08/01/2031		100	117
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		28,200	30,844
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		8,510	9,225
6.510% due 03/07/2022		28,850	30,653
7.343% due 04/11/2013		500	548
8.146% due 04/11/2018		12,000	14,120
9.250% due 04/23/2019		10,000	12,538
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,035	1,154
General Electric Co.
5.250% due 12/06/2017		5,000	5,543
Georgia-Pacific LLC
7.125% due 01/15/2017		9,905	10,449
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,389
Harmony Foods Corp.
10.000% due 05/01/2016		$5,000	5,125
Harvest Operations Corp.
6.875% due 10/01/2017		6,750	7,003
HCA, Inc.
5.750% due 03/15/2014		5,000	5,094
7.875% due 02/15/2020		17,600	19,184
9.250% due 11/15/2016		12,064	12,863
9.625% due 11/15/2016 (d)		15,600	16,634
Hewlett-Packard Co.
0.534% due 05/24/2013		44,000	44,125
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		15,000	15,938
9.500% due 06/15/2016		13,000	13,666
International Business Machines Corp.
0.853% due 07/28/2011		100	100
JC Penney Corp., Inc.
9.000% due 08/01/2012		10,538	11,381
KB Home
5.875% due 01/15/2015		1,200	1,146
6.250% due 06/15/2015		10,000	9,600
7.250% due 06/15/2018		1,300	1,181
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		25,000	26,331
Kraft Foods, Inc.
5.625% due 11/01/2011		13	13
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		8,800	9,407
Masco Corp.
4.800% due 06/15/2015		3,000	2,982
5.850% due 03/15/2017		2,500	2,489
6.125% due 10/03/2016		5,000	5,139
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	9,238
McKesson Corp.
7.500% due 02/15/2019		5,000	6,148
MGM Resorts International
9.000% due 03/15/2020		14,600	16,060
11.125% due 11/15/2017		5,000	5,737
13.000% due 11/15/2013		5,000	5,962
Nabors Industries, Inc.
6.150% due 02/15/2018		2,500	2,766
New York Times Co.
5.000% due 03/15/2015		2,000	2,038
Noble Group Ltd.
6.625% due 08/05/2020		500	514
6.750% due 01/29/2020		500	526
Office Depot, Inc.
6.250% due 08/15/2013		8,557	8,814
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,378
Pactiv Corp.
8.125% due 06/15/2017		5,000	4,975
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	29,196
Pemex Project Funding Master Trust
5.750% due 03/01/2018		9,700	10,679
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	12,882
Petroleos Mexicanos
5.500% due 01/21/2021		50,100	52,780
Pulte Group, Inc.
5.200% due 02/15/2015		4,715	4,739
Reynolds American, Inc.
6.750% due 06/15/2017		2,500	2,888
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		13,000	12,967
8.500% due 10/15/2016		4,500	4,714
Rohm and Haas Co.
6.000% due 09/15/2017		700	796
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,395
RR Donnelley & Sons Co.
6.125% due 01/15/2017		3,065	2,998
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	4,860
RZD Capital Ltd.
5.739% due 04/03/2017		24,000	25,590
Staples, Inc.
9.750% due 01/15/2014		6,000	7,145
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		2,000	2,130
7.875% due 05/01/2012		2,100	2,194
Steel Dynamics, Inc.
7.375% due 11/01/2012		11,295	11,973
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,880
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,570
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		2,500	3,033
Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	10,401
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	1,994
Transocean, Inc.
6.500% due 11/15/2020		51,300	57,431
UAL Pass-Through Trust
10.400% due 05/01/2018		18,728	21,232
United Airlines, Inc.
1.000% due 05/07/2024 (a)(p)		300	85
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		500	546
UST LLC
6.625% due 07/15/2012		10,000	10,570
Volkswagen International Finance NV
0.757% due 10/01/2012		200	201
0.917% due 04/01/2014		70,000	70,295
1.875% due 04/01/2014		89,900	90,496
Volvo Treasury AB
5.950% due 04/01/2015		25,000	27,668
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,829
WM Wrigley Jr. Co.
2.450% due 06/28/2012		18,000	18,040
WPP Finance UK
5.875% due 06/15/2014		18,751	20,604

Wynn Las Vegas LLC
7.750% due 08/15/2020	28,050	30,610
7.875% due 11/01/2017	5,500	6,016

		1,418,731

UTILITIES 1.7%
AES Corp.
7.375% due 07/01/2021	8,125	8,257
AT&T Corp.
7.300% due 11/15/2011	24	24
BellSouth Corp.
4.463% due 04/26/2021	40,000	41,183
BP Capital Markets PLC
2.375% due 12/14/2011	3,580	3,610
2.750% due 02/27/2012	3,890	3,944
3.125% due 03/10/2012	4,850	4,935
3.125% due 10/01/2015	19,800	20,340
3.625% due 05/08/2014	4,900	5,152
3.750% due 06/17/2013	1,060	1,107
4.500% due 10/01/2020	36,000	36,757
4.750% due 03/10/2019	3,480	3,674
Cleveland Electric Illuminating Co.
5.650% due 12/15/2013	17,195	18,799
Dominion Resources, Inc.
4.450% due 03/15/2021	40,000	40,813
7.500% due 06/30/2066	5,000	5,287
Duke Energy Corp.
3.950% due 09/15/2014	300	319
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	4,400	4,369
6.400% due 09/15/2020	6,462	6,692
El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,000	2,004
Embarq Corp.
6.738% due 06/01/2013	600	650
7.082% due 06/01/2016	10,300	11,456
Enel Finance International NV
3.875% due 10/07/2014	8,800	9,085
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	5,000	4,833
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	4,000	4,781
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	1,750	1,842
Korea Electric Power Corp.
3.000% due 10/05/2015	1,000	988
Midwest Generation LLC
8.560% due 01/02/2016	2,416	2,477
NGPL PipeCo LLC
6.514% due 12/15/2012	4,000	4,207
NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,885
Qwest Corp.
7.625% due 06/15/2015	7,200	8,172
8.875% due 03/15/2012	100	106
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,200	4,597
Sprint Capital Corp.
8.375% due 03/15/2012	30,325	31,690
TNK-BP Finance S.A.
6.250% due 02/02/2015	4,500	4,917
6.625% due 03/20/2017	6,200	6,734
7.875% due 03/13/2018	2,300	2,651
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,200	2,495

		312,832

Total Corporate Bonds & Notes (Cost $5,894,842)		6,088,617

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
ProLogis
2.250% due 04/01/2037	2,000	2,002

INDUSTRIALS 0.1%
Amgen, Inc.
0.000% due 03/01/2032	6,900	5,520
Transocean, Inc.
1.500% due 12/15/2037	5,500	5,521

		11,041

Total Convertible Bonds & Notes (Cost $12,396)		13,043

MUNICIPAL BONDS & NOTES 5.1%
ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	23,044

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,117

CALIFORNIA 2.7%
Alameda County, California Oakland Unified School District General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	13,100	14,439
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	845
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	11,097
7.500% due 04/01/2034	3,900	4,415
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	74,500	85,926
7.950% due 03/01/2036	76,325	83,235
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,790
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,840
5.000% due 04/01/2038	400	385
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	33,200	38,036
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	725
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	26,892
6.200% due 03/01/2019	30,000	32,782
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,081
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,095
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	2,581
5.750% due 06/01/2047	525	384
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	22,442
Long Beach, California Unified School District General Obligation Notes, Series 2011
5.914% due 08/01/2025	2,500	2,583
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,000	5,374
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	12,000	13,681
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	24,985
6.166% due 07/01/2040	13,500	13,570
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2011
5.000% due 07/01/2022	17,000	19,411
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	13,813
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	3,300	3,124
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	5,688
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	8,966
5.813% due 06/01/2040	6,000	5,753
Riverside, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,223
San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,217
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	100
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	716
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	9,917
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	4,917
Southern California State Metropolitan Water District Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	86

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	797
6.583% due 05/15/2049	10,300	10,842
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	6,770

		492,523

COLORADO 0.1%
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	196
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	19,441
Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,605	1,916

		21,553

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	159

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	291
Orlando, Florida Utilities Commission Revenue Bonds, Series 2010
5.250% due 10/01/2022	3,240	3,796
Seminole County, Florida Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,172

		11,259

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	15,000	14,156

ILLINOIS 0.4%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,414
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	500	463
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	21,600	23,030
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,372
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.150% due 01/01/2019	350	335
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	900	827
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	9,600	9,850
Illinois State General Obligation Notes, Series 2011
4.961% due 03/01/2016	16,835	17,421
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 12/15/2028	300	307
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2020	2,000	2,196

		66,215

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	6,737
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,336

		10,073

LOUISIANA 0.0%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	280

MASSACHUSETTS 0.0%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
6.489% due 07/01/2020	450	421
Massachusetts State Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
9.390% due 08/01/2032	125	128
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,336

		7,885

MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	291

MINNESOTA 0.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,053

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,230
5.000% due 06/01/2038	1,500	1,491

		8,721

NEW JERSEY 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	11,800	12,146

NEW YORK 0.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	527
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	4,630
5.487% due 12/01/2022	8,370	9,030
5.687% due 12/01/2023	6,470	7,065
5.887% due 12/01/2024	3,845	4,251
6.246% due 06/01/2035	7,300	7,508
New York City, New York General Obligation Notes, (BABs), Series 2010
3.947% due 10/01/2019	9,350	9,335
4.047% due 10/01/2020	8,300	8,178
4.787% due 12/01/2018	4,525	4,880
4.937% due 12/01/2019	3,075	3,286
5.037% due 12/01/2020	3,075	3,263
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2019	23,505	27,161
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,623
4.905% due 11/01/2024	300	320
5.075% due 11/01/2025	1,500	1,613
5.808% due 08/01/2030	5,000	5,109
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,446
5.750% due 06/01/2043	6,100	4,591
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	2,000	2,030
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.962% due 06/15/2031	100	113
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	8,500
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2011
5.000% due 11/15/2031	10,740	11,153
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	429
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	55	55

		131,096

NORTH CAROLINA 0.0%
North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,315

OHIO 0.2%
Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,295
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	622
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	200	159
5.875% due 06/01/2047	24,325	17,768
6.500% due 06/01/2047	9,295	7,387

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	80	83

		30,314

PENNSYLVANIA 0.0%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,629
5.501% due 06/15/2023	3,500	3,640
Pennsylvania State Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	311

		7,580

PUERTO RICO 0.0%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2002
5.500% due 05/15/2039	1,700	1,400
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	11

		1,411

TEXAS 0.2%
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,080
Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	4,550	5,081
North Texas State Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	2,649
0.000% due 09/01/2043	3,800	412
5.500% due 09/01/2041	7,500	7,881
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,572
Texas State General Obligation Bonds, (BABs), Series 2010
4.273% due 04/01/2026	4,000	3,941
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,364
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	3,000	2,982
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.017% due 02/15/2031	100	115
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.950% due 02/01/2027	100	116
10.049% due 10/01/2031	170	201

		40,394

UTAH 0.1%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,122

VIRGINIA 0.0%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)	1,000	600

WASHINGTON 0.1%
Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,142
Tacoma, Washington Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	11,296

		12,438

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,765	4,276

Total Municipal Bonds & Notes (Cost $882,010)		921,021

U.S. GOVERNMENT AGENCIES 42.4%
Fannie Mae
0.246% due 12/25/2036 - 07/25/2037	632	624
0.286% due 01/25/2021	56	56
0.306% due 03/25/2034	247	244
0.316% due 03/25/2036	149	139
0.336% due 08/25/2034	91	87
0.386% due 10/27/2037	400	398
0.486% due 12/25/2028	17	17
0.536% due 09/25/2042	108	109
0.636% due 10/18/2030	9	9
0.686% due 03/25/2017	36	36
0.836% due 05/25/2030	463	464
1.000% due 02/17/2026	29,600	29,597
1.086% due 04/25/2032	7	7
1.495% due 08/01/2042 - 09/01/2044	594	603
1.625% due 11/25/2023	107	109
2.138% due 12/01/2034	245	254
2.140% due 12/01/2034	133	139
2.300% due 03/01/2036	510	537
2.375% due 02/01/2036	128	135
2.425% due 01/01/2036	329	345
2.468% due 09/01/2039	34	36
2.487% due 12/01/2035	16	17
2.497% due 06/01/2030	1	1
2.518% due 09/01/2031	26	27
2.526% due 08/01/2029	26	27
2.548% due 06/01/2035	320	336
2.680% due 11/01/2034	1,076	1,134
2.770% due 09/01/2035	1,507	1,574
3.000% due 01/01/2026 - 07/01/2026	230,930	229,133
3.412% due 05/01/2036	354	373
3.459% due 05/01/2036	55	56
3.500% due 08/01/2025 - 07/01/2041	2,249,767	2,196,772
4.000% due 03/01/2013 - 07/01/2041	4,351,313	4,442,155
4.372% due 08/01/2028	12	12
4.469% due 03/01/2027	3	3
4.500% due 01/01/2014 - 10/01/2040	28,501	30,111
4.558% due 12/01/2036	103	107
4.806% due 09/01/2034	63	66
5.000% due 10/01/2012 - 06/01/2040	304,609	326,776
5.500% due 06/01/2023 - 07/01/2041	49,678	53,749
5.610% due 01/25/2032	158	172
5.750% due 02/25/2033	289	278
6.000% due 07/01/2041 - 07/25/2044	33,130	36,397
6.473% due 10/25/2031	110	113
6.500% due 06/17/2038	100	105
6.589% due 10/25/2031	545	621
7.500% due 12/25/2019 - 09/25/2022	627	709
8.500% due 10/25/2019	14	16
9.000% due 12/25/2019	55	64
Federal Housing Administration
7.430% due 07/01/2018 - 07/01/2024	178	177
Freddie Mac
0.387% due 10/15/2020	34	34
0.537% due 12/15/2029	177	177
0.687% due 01/15/2032	31	31
1.138% due 10/15/2020	4	4
1.484% due 10/25/2044	634	637
1.695% due 07/25/2044	3,680	3,593
2.473% due 12/01/2032	15	15
2.510% due 09/01/2035 - 03/01/2036	385	405
2.904% due 08/01/2035	59	61
3.001% due 09/01/2035	17	18
3.443% due 05/01/2025	7	7
4.000% due 07/01/2026 - 03/01/2041	117,507	118,077
5.000% due 04/15/2018 - 04/01/2030	36,395	38,858
5.500% due 03/01/2023	40	43
6.500% due 10/25/2043	163	183
6.555% due 09/25/2029	404	446
7.000% due 06/15/2013	46	46
7.002% due 11/25/2030	148	154
7.326% due 12/25/2030	184	194
7.500% due 08/15/2030	52	60
Ginnie Mae
0.486% due 05/20/2037	4,931	4,914
0.686% due 04/16/2032	25	25
0.736% due 12/16/2025	108	108
2.125% due 12/20/2021 - 10/20/2029	107	111
2.375% due 02/20/2024 - 01/20/2027	238	247
2.625% due 09/20/2023 - 07/20/2030	123	127
3.375% due 06/20/2021 - 04/20/2030	135	141
3.500% due 11/20/2017 - 05/15/2039	6,708	6,515
4.000% due 12/20/2017	6	6
4.500% due 08/15/2033	29	31
5.000% due 07/01/2041	83,000	89,886
5.500% due 10/15/2034 - 07/01/2041	4,112	4,463
6.000% due 06/20/2038	445	487
7.500% due 08/20/2029	127	146
8.000% due 03/20/2030	34	40
8.500% due 04/20/2030 - 03/20/2031	4	5

NCUA Guaranteed Notes
0.720% due 03/09/2021		21,906	21,934
Overseas Private Investment Corp.
0.000% due 09/20/2013 - 05/02/2016		29,330	32,670
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019		12,600	9,760
Small Business Administration
4.760% due 09/01/2025		275	294
4.875% due 09/10/2013		130	136
5.600% due 09/01/2028		707	775
6.220% due 12/01/2028		785	872
7.190% due 12/01/2019		239	266
7.200% due 10/01/2019		945	1,051
Tennessee Valley Authority
0.000% due 04/15/2042 (f)		2,000	2,074
5.250% due 09/15/2039		5,000	5,315

Total U.S. Government Agencies (Cost $7,616,917)			7,700,468

U.S. TREASURY OBLIGATIONS 9.6%
Treasury Inflation Protected Securities (g)
1.125% due 01/15/2021 (i)(l)		467,288	485,140
1.250% due 07/15/2020 (i)(l)		329,527	348,500
2.125% due 02/15/2041		89,228	96,882
U.S. Treasury Bonds
4.375% due 02/15/2038		3,100	3,120
4.375% due 11/15/2039		516	516
6.250% due 08/15/2023		15,000	19,020
7.125% due 02/15/2023		5,500	7,445
7.250% due 08/15/2022		12,050	16,412
7.500% due 11/15/2024		6,800	9,572
7.625% due 11/15/2022		35,000	49,027
7.875% due 02/15/2021		51,600	72,329
8.000% due 11/15/2021		80,372	114,367
8.125% due 05/15/2021		33,000	47,092
8.125% due 08/15/2021		35,400	50,628
U.S. Treasury Notes
2.250% due 03/31/2016 (i)		15,200	15,624
2.375% due 08/31/2014 (i)		300	314
2.625% due 08/15/2020		18,800	18,183
2.875% due 03/31/2018		40,500	41,696
3.125% due 05/15/2021 (i)(k)		358,400	357,169
3.625% due 08/15/2019		64	68

Total U.S. Treasury Obligations (Cost $1,749,608)			1,753,104

MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
2.791% due 05/25/2035		77	75
2.874% due 09/25/2035		38	28
5.351% due 10/25/2035		7,822	6,934
American General Mortgage Loan Trust
5.150% due 03/25/2058		7,132	7,356
American Home Mortgage Assets
0.376% due 05/25/2046		1,211	683
0.396% due 10/25/2046		221	120
1.238% due 09/25/2046		2,528	1,239
American Home Mortgage Investment Trust
1.896% due 09/25/2045		1,381	1,136
2.262% due 10/25/2034		145	130
2.403% due 02/25/2045		2,692	2,399
Arran Residential Mortgages Funding PLC
1.537% due 11/19/2047		2,300	2,300
2.624% due 11/19/2047	EUR	14,400	20,893
Banc of America Alternative Loan Trust
5.750% due 04/25/2033		$926	972
6.000% due 01/25/2036		2,445	1,713
Banc of America Funding Corp.
0.416% due 06/20/2047		22,972	17,059
0.466% due 07/25/2037		9,234	6,424
0.476% due 07/25/2037		12,752	8,470
2.783% due 05/25/2035		78	75
5.500% due 09/25/2034		5,203	4,978
5.775% due 01/20/2047		922	616
5.806% due 03/25/2037		59	38
6.000% due 03/25/2037		7,000	5,136
6.041% due 10/20/2046		7,576	6,470
Banc of America Large Loan, Inc.
1.937% due 11/15/2015		18,287	16,981
Banc of America Mortgage Securities, Inc.
2.881% due 05/25/2034		3,372	3,101
2.881% due 01/25/2035		896	780
6.500% due 09/25/2033		337	354
BCAP LLC Trust
5.250% due 02/26/2036		9,748	9,777
5.250% due 04/28/2037		21,399	19,808
5.250% due 06/26/2037		4,600	4,078
5.541% due 10/26/2036		1,180	25
5.923% due 05/25/2037		13,300	10,420
9.417% due 04/26/2037		7,119	1,457
10.250% due 06/25/2036		13,952	1,725
12.750% due 02/26/2036		3,521	1,323
BCRR Trust
5.992% due 08/17/2045		6,890	7,449
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		447	415
2.475% due 04/25/2034		381	345
2.709% due 08/25/2033		1,155	1,119
2.710% due 03/25/2035		2,152	2,025
2.731% due 03/25/2035		5,244	4,930
2.792% due 05/25/2034		157	146
2.814% due 05/25/2034		43	42
2.853% due 10/25/2033		67	67
2.860% due 02/25/2034		11	10
2.916% due 08/25/2035		4,044	3,014
2.945% due 01/25/2035		1,628	1,485
3.070% due 01/25/2034		498	481
3.582% due 11/25/2034		22	21
5.230% due 05/25/2047		1,257	912
5.372% due 02/25/2036		3,016	2,684
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		78	62
0.346% due 08/25/2036		5,592	2,855
0.386% due 02/25/2034		314	138
0.536% due 09/25/2034		2,833	2,340
0.866% due 09/25/2034		408	349
2.649% due 01/25/2036		4,353	2,326
2.652% due 05/25/2035		7,707	6,461
2.787% due 08/25/2036 (a)		40	20
2.916% due 09/25/2035		3,373	2,459
2.920% due 11/25/2035 (a)		413	243
4.627% due 11/25/2036		4,142	2,640
4.838% due 11/25/2036		6,825	4,043
5.142% due 11/25/2036		1,945	1,218
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		246	246
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		495	318
5.027% due 12/26/2046		2,424	1,617
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		303	240
2.831% due 02/25/2037		1,065	1,036
2.886% due 02/25/2037		850	758
2.912% due 02/25/2037		151	148
3.061% due 07/25/2037		332	331
Chaseflex Trust
0.646% due 07/25/2037		1,016	597
6.000% due 02/25/2037		1,962	1,507
6.122% due 08/25/2037		6,000	4,666
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037		1,350	1,201
Citigroup Commercial Mortgage Trust
0.257% due 04/15/2022		2,568	2,514
4.639% due 05/15/2043		1,529	1,538
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		2,187	2,054
2.370% due 08/25/2035		573	547
2.450% due 08/25/2035		8,409	7,331
2.721% due 02/25/2034		601	584
2.869% due 08/25/2035		1,333	1,015
5.149% due 11/25/2036 (a)		2,238	1,350
5.500% due 09/25/2035		894	870
5.661% due 09/25/2037		1,866	1,257
6.063% due 09/25/2037		11,089	7,816
Citimortgage Alternative Loan Trust
6.000% due 10/25/2037		21,795	17,552
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		400	422
Countrywide Alternative Loan Trust
0.336% due 05/20/2046		14	13
0.346% due 02/25/2047		613	380
0.356% due 01/25/2037		804	437
0.366% due 02/20/2047		858	450
0.366% due 05/25/2047		9,950	5,447
0.376% due 11/25/2046		460	271
0.381% due 12/20/2046		12,179	6,502
0.386% due 06/25/2037		66	44
0.396% due 03/20/2046		4,990	2,852
0.396% due 07/20/2046		1,317	560
0.466% due 12/25/2035		594	397
0.466% due 02/25/2037		726	416
0.536% due 05/25/2037		166	93
0.556% due 02/25/2037		31,838	11,010
0.636% due 09/25/2035		11,412	8,407
0.686% due 12/25/2035		12,963	7,743
0.686% due 05/25/2037		4,043	2,294
1.086% due 12/25/2036		16,746	8,033
1.278% due 12/25/2035		2,173	1,352
1.278% due 02/25/2036		34	23
2.890% due 06/25/2037		8,329	5,641
5.250% due 10/25/2033		4,500	4,541
5.250% due 06/25/2035		89	78
5.500% due 11/25/2035		4,985	3,513
5.500% due 01/25/2036		1,771	1,286
5.500% due 03/25/2036		187	132
5.621% due 02/25/2037		365	255
5.750% due 07/25/2035		5,300	4,252
6.000% due 04/25/2036		2,482	1,767
6.000% due 05/25/2036		2,221	1,401
6.000% due 02/25/2037		3,830	2,532
6.000% due 05/25/2037		2,572	1,733
6.000% due 08/25/2037		4,191	3,254
6.250% due 11/25/2036		2,152	1,686
6.500% due 06/25/2036		313	187

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035		10,372	6,263
0.516% due 02/25/2035		197	146
0.526% due 06/25/2035		5,793	5,254
0.566% due 09/25/2034		19	10
0.586% due 11/25/2034		153	137
2.528% due 02/20/2036		1,847	1,275
2.794% due 06/20/2035		72	51
2.923% due 08/25/2034		41	31
2.933% due 08/25/2034		1,557	1,256
2.945% due 09/25/2034		90	54
3.017% due 02/20/2036		46	36
3.094% due 11/25/2034		146	123
4.757% due 09/20/2036		1,187	678
4.840% due 02/25/2047		593	371
5.000% due 11/25/2035		1,097	1,087
5.023% due 03/25/2037		582	279
5.500% due 11/25/2035		818	764
5.750% due 07/25/2037		43,059	37,744
6.000% due 02/25/2036		2,735	2,215
6.000% due 05/25/2036		13,143	10,565
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		190	158
2.431% due 07/25/2033		12	11
2.444% due 06/25/2033		71	67
2.617% due 08/25/2033		151	149
6.000% due 01/25/2036		5,120	3,178
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		606	637
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,455	4,799
5.467% due 09/18/2039		2,500	2,698
6.250% due 08/25/2036		3,336	2,959
DECO Series
0.982% due 01/27/2020	GBP	5,399	8,150
Downey Savings & Loan Association Mortgage Loan Trust
0.446% due 08/19/2045		$63	41
2.505% due 07/19/2044		1,008	777
EF Hutton Trust II
9.950% due 10/20/2018		33	34
EMF-NL
2.132% due 04/17/2041	EUR	7,700	9,994
2.332% due 07/17/2041		1,200	1,302
Eurosail PLC
2.082% due 10/17/2040		5,426	7,284
First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		$200	191
2.367% due 09/25/2035		1,748	1,240
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033		67	64
2.848% due 08/25/2035		227	191
5.500% due 12/25/2035		9,864	9,650
First Republic Mortgage Loan Trust
0.487% due 08/15/2032		1,143	1,061
0.537% due 11/15/2031		31	30
Fosse Master Issuer PLC
1.619% due 10/18/2054		32,550	32,505
GE Capital Commercial Mortgage Corp.
3.884% due 12/10/2049		326	326
German Residential Asset Note Distributor PLC
1.578% due 07/20/2016	EUR	23,552	31,868
GMAC Commercial Mortgage Securities, Inc.
0.995% due 04/15/2034 (b)		$11,446	4
4.576% due 05/10/2040		426	443
Granite Mortgages PLC
0.774% due 07/20/2043		1,201	1,158
Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)		109	103
0.456% due 11/25/2045		33	20
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		160	136
GS Mortgage Securities Corp. II
4.295% due 01/10/2040		4,387	4,446
5.374% due 05/17/2045		4,600	4,978
GSR Mortgage Loan Trust
1.900% due 03/25/2033		65	65
2.430% due 06/25/2034		1,273	1,085
2.790% due 09/25/2035		2,263	2,168
2.794% due 09/25/2035		847	818
2.804% due 01/25/2036		18,191	14,961
5.000% due 05/25/2037		2,878	2,799
5.750% due 03/25/2036		2,415	2,313
5.750% due 01/25/2037		3,500	3,206
6.000% due 03/25/2032		20	21
6.000% due 02/25/2036		8,207	7,239
6.000% due 03/25/2037		6,164	5,697
6.000% due 05/25/2037		3,456	3,365
6.500% due 09/25/2036		1,610	1,411
Harborview Mortgage Loan Trust
0.366% due 11/19/2036		424	276
0.366% due 07/19/2046		423	246
0.366% due 11/19/2046		149	79
0.376% due 01/19/2038		6,467	4,091
0.406% due 05/19/2035		1,045	696
0.426% due 06/19/2035		195	129
0.426% due 03/19/2036		5,896	3,506
0.456% due 03/19/2035		5,805	4,006
0.466% due 02/19/2036		2,744	1,624
0.496% due 11/19/2035		2,838	1,860
0.596% due 11/19/2034		1,252	735
2.840% due 07/19/2035		1,085	919
2.954% due 05/19/2033		137	134
Impac CMB Trust
0.846% due 03/25/2035		607	445
Impac Secured Assets CMN Owner Trust
0.536% due 05/25/2036		807	753
Indymac ARM Trust
1.959% due 01/25/2032		6	5
Indymac IMSC Mortgage Loan Trust
5.340% due 06/25/2037 (a)		2,032	1,000
Indymac INDA Mortgage Loan Trust
2.618% due 01/25/2036		4,822	3,957
4.800% due 12/25/2036		136	90
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046		72	43
0.386% due 11/25/2046		933	262
2.501% due 01/25/2036		1,226	751
2.664% due 12/25/2034		1,734	1,297
2.725% due 10/25/2034		4,599	4,290
JPMorgan Alternative Loan Trust
0.336% due 07/25/2036		24,145	20,437
5.500% due 11/25/2036		178	171
JPMorgan Mortgage Trust
2.115% due 11/25/2033		54	54
2.739% due 02/25/2036		53	47
2.771% due 05/25/2034		341	328
2.842% due 07/25/2035		192	185
2.967% due 07/25/2035		164	162
5.015% due 02/25/2035		1,100	1,095
5.398% due 11/25/2035		2,573	2,459
5.646% due 04/25/2036		2,337	2,284
5.750% due 01/25/2036		5,951	5,530
6.000% due 08/25/2037		15,502	13,421
6.250% due 07/25/2036		5,400	4,788
6.500% due 08/25/2036		8,580	7,430
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.307% due 09/15/2021		1,256	1,237
0.487% due 06/15/2022		7,485	7,337
Luminent Mortgage Trust
0.356% due 12/25/2036		416	259
MASTR Adjustable Rate Mortgages Trust
0.486% due 05/25/2047		900	282
2.311% due 05/25/2034		613	555
2.622% due 05/25/2034		396	321
MASTR Alternative Loans Trust
0.586% due 11/25/2033		229	227
MASTR Asset Securitization Trust
5.500% due 11/25/2017		31	32
5.500% due 09/25/2033		327	344
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,306	1,267
MASTR Seasoned Securities Trust
4.181% due 10/25/2032		70	61
Mellon Residential Funding Corp.
0.627% due 12/15/2030		632	585
0.887% due 11/15/2031		568	524
Merrill Lynch Floating Trust
0.728% due 07/09/2021		4,799	4,613
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		2,616	1,924
0.436% due 08/25/2036		48	38
2.302% due 02/25/2033		63	59
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		687	593
1.191% due 10/25/2035		1,647	1,357
1.255% due 11/25/2029 (b)		10,703	357
1.653% due 10/25/2035		473	423
Morgan Stanley Capital I
5.447% due 02/12/2044		50	54
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		169	159
2.502% due 07/25/2035		855	631
2.609% due 07/25/2035		454	326
2.894% due 08/25/2034		123	99
6.000% due 10/25/2037 (a)		8,135	6,027
Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		900	986
Newgate Funding PLC
2.071% due 12/15/2050	EUR	19,000	23,723
Nomura Asset Acceptance Corp.
2.583% due 10/25/2035		$1,995	1,351
Opteum Mortgage Acceptance Corp.
0.566% due 12/25/2035		9,000	5,528
5.675% due 12/25/2035		8,329	8,154
Permanent Master Issuer PLC
1.669% due 07/15/2042		99,000	99,289
2.617% due 07/15/2042	EUR	55,900	81,197
PHH Alternative Mortgage Trust
0.346% due 02/25/2037		$19,076	11,978
Prime Mortgage Trust
0.586% due 02/25/2019		4	4
0.586% due 02/25/2034		16	15
5.500% due 06/25/2036 (a)		1,494	1,115
RBSCF Trust
6.096% due 02/16/2051		2,500	2,795
6.213% due 12/16/2049		8,000	8,756

RBSSP Resecuritization Trust
0.426% due 06/27/2036		5,819	3,230
0.426% due 08/27/2037		4,000	2,154
Residential Accredit Loans, Inc.
0.366% due 06/25/2046		1,358	502
0.436% due 02/25/2036 (a)		760	333
0.486% due 08/25/2035		192	117
0.586% due 03/25/2033		232	211
0.586% due 10/25/2045		677	387
3.045% due 03/25/2035		2,047	1,442
3.102% due 02/25/2035		3,268	2,485
3.840% due 01/25/2036 (a)		475	248
Residential Asset Securitization Trust
0.586% due 05/25/2033		154	148
0.586% due 01/25/2046 (a)		4,359	1,950
0.886% due 10/25/2035		12,906	9,239
5.500% due 07/25/2035		172	135
5.500% due 09/25/2035		547	457
5.500% due 12/25/2035		963	799
5.750% due 02/25/2036		2,866	1,975
5.750% due 02/25/2036 (a)		154	106
6.000% due 07/25/2037		3,250	2,376
6.250% due 07/25/2036 (a)		10,801	6,495
Residential Funding Mortgage Securities I
3.246% due 09/25/2035		54	37
3.325% due 02/25/2036		1,788	1,298
3.485% due 09/25/2036 (a)		136	86
5.500% due 11/25/2035		10,673	9,170
6.000% due 10/25/2036		3,300	2,736
6.500% due 03/25/2032		47	49
Salomon Brothers Mortgage Securities VII, Inc.
0.686% due 05/25/2032		241	197
Structured Adjustable Rate Mortgage Loan Trust
0.506% due 10/25/2035		2,105	1,390
1.695% due 01/25/2035		52	33
2.580% due 02/25/2034		86	81
2.593% due 04/25/2034		177	156
2.638% due 08/25/2035		80	63
2.648% due 01/25/2035		400	302
5.027% due 09/25/2034		225	214
5.561% due 04/25/2036		2,643	1,945
Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046		238	139
0.396% due 04/25/2036		753	462
0.396% due 08/25/2036		895	554
0.396% due 05/25/2046		494	274
0.406% due 05/25/2036		2,288	1,280
0.436% due 07/19/2035		1,637	1,386
0.466% due 02/25/2036		260	162
0.486% due 08/25/2036		1,000	299
0.536% due 03/19/2034		15	13
0.766% due 07/19/2034		46	41
Structured Asset Securities Corp.
0.236% due 05/25/2036		2	2
2.313% due 01/25/2032		258	222
2.485% due 06/25/2033		87	80
2.679% due 02/25/2032		11	10
2.756% due 10/25/2035		621	502
4.320% due 12/25/2034		337	337
4.740% due 12/25/2034		1,124	1,135
5.500% due 09/25/2035		8,175	7,502
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		2,683	2,617
0.296% due 11/25/2046		951	940
0.306% due 10/25/2046		1,390	1,382
0.316% due 06/25/2037		41	40
TIAA Seasoned Commercial Mortgage Trust
5.979% due 08/15/2039		1,800	1,756
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		153	148
4.782% due 03/15/2042		226	226
5.275% due 11/15/2048		1,998	2,018
5.308% due 11/15/2048		900	973
5.572% due 10/15/2048		1,700	1,839
Wachovia Mortgage Loan Trust LLC
5.766% due 03/20/2037		2,041	1,851
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045		1,727	1,441
0.446% due 11/25/2045		100	83
0.456% due 12/25/2045		2,974	2,474
0.476% due 07/25/2045		280	229
0.476% due 10/25/2045		4,116	3,395
0.496% due 01/25/2045		5,599	4,565
0.506% due 07/25/2045		34	28
0.506% due 08/25/2045		1,926	1,584
0.548% due 11/25/2034		3,257	2,678
0.978% due 02/25/2047		238	151
1.008% due 01/25/2047		473	296
1.028% due 06/25/2047		654	161
1.038% due 04/25/2047		155	109
1.088% due 12/25/2046		757	527
1.098% due 12/25/2046		6,380	3,981
1.158% due 10/25/2046		61,593	39,944
1.258% due 06/25/2046		1,070	809
1.278% due 02/25/2046		100	76
1.478% due 11/25/2042		44	38
1.678% due 06/25/2042		1,058	846
1.678% due 08/25/2042		469	410
1.778% due 11/25/2046		1,197	889
2.255% due 03/25/2033		232	223
2.450% due 12/25/2032		10,471	9,792
2.567% due 03/25/2036		1,888	1,472
2.576% due 06/25/2033		490	486
2.579% due 01/25/2036		3,560	2,855
2.609% due 02/27/2034		419	419
2.671% due 02/25/2037		892	685
2.701% due 10/25/2034		1,035	967
2.782% due 09/25/2033		89	88
2.859% due 08/25/2046		2,118	1,583
2.859% due 09/25/2046		564	436
2.859% due 10/25/2046		518	379
3.406% due 12/25/2036		381	287
5.387% due 11/25/2036		4,559	3,463
5.405% due 02/25/2037		1,056	697
5.459% due 03/25/2037		145,069	117,625
5.477% due 06/25/2037		6,659	5,547
5.509% due 07/25/2037		1,451	986
5.640% due 02/25/2037		346	255
5.660% due 04/25/2037		130,880	113,801
5.686% due 10/25/2036		156	129
5.936% due 10/25/2036		37	35
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.886% due 01/25/2036		14,370	9,695
1.218% due 07/25/2046		193	79
5.750% due 01/25/2036		12,287	10,013
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033		41	36
Wells Fargo Alternative Loan Trust
0.536% due 06/25/2037		9,897	4,423
Wells Fargo Mortgage-Backed Securities Trust
2.739% due 12/25/2034		904	871
2.739% due 05/25/2036		1,576	1,223
2.742% due 03/25/2035		1,115	981
2.756% due 03/25/2036		5,244	4,517
2.770% due 04/25/2036		2,047	1,688
2.782% due 06/25/2035		996	944
2.800% due 03/25/2035		6,272	5,958
2.832% due 09/25/2034		4,044	2,929
2.872% due 04/25/2036		6,849	6,053
2.897% due 05/25/2035		43	42
2.917% due 06/25/2035		888	872
3.149% due 07/25/2036		9,138	7,396
4.618% due 09/25/2033		2,928	2,997
4.688% due 12/25/2033		19	19
4.909% due 01/25/2035		556	543
6.000% due 03/25/2037		9,725	8,595
6.000% due 04/25/2037		7,600	7,113
6.000% due 07/25/2037		4,000	3,551
Windermere CMBS PLC
1.611% due 08/22/2016	EUR	7,520	10,033

Total Mortgage-Backed Securities (Cost $1,417,959)			1,468,408

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.574% due 10/27/2025		$6,289	6,358
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,442	1,442
7.001% due 09/20/2022		9,100	8,367
Ameriquest Mortgage Securities, Inc.
5.211% due 11/25/2035		1,098	1,128
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		6	6
0.886% due 10/25/2031		910	737
ARES CLO Funds
0.544% due 04/20/2017		2,992	2,937
Argent Securities, Inc.
0.386% due 10/25/2035		56	51
Asset-Backed Funding Certificates
0.536% due 06/25/2034		1,265	1,008
1.319% due 12/25/2032		1,541	1,392
Avery Point CLO Ltd.
0.725% due 12/17/2015		934	917
Bayview Financial Acquisition Trust
5.638% due 11/28/2036		810	734
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		13	13
0.256% due 12/25/2036		36	34
0.386% due 04/25/2037		4,400	2,660
0.516% due 01/25/2036		8	8
1.186% due 10/25/2037		1,214	752
1.186% due 11/25/2042		21	18
1.436% due 08/25/2037		9,042	5,448
5.500% due 08/25/2036		2,788	1,901
Bear Stearns Second Lien Trust
0.406% due 12/25/2036		1,412	1,338
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		3,089	2,897
Carrington Mortgage Loan Trust
0.236% due 12/25/2036		25	24
0.236% due 01/25/2037		102	100
Citigroup Mortgage Loan Trust, Inc.
0.246% due 05/25/2037		59	57
0.246% due 07/25/2045		112	92
0.346% due 12/25/2036		4,675	1,601

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		65	65
0.286% due 09/25/2037		90	88
0.526% due 12/25/2036		775	346
0.666% due 12/25/2031		2	1
5.683% due 10/25/2046		5,656	5,526
5.689% due 10/25/2046		4,670	2,956
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		9	8
Credit-Based Asset Servicing & Securitization LLC
5.419% due 03/25/2037		1,900	786
5.737% due 01/25/2037		1,970	788
5.844% due 04/25/2037		115	116
6.280% due 05/25/2035		2,119	1,954
Cumberland CLO Ltd.
0.517% due 11/10/2019		14,423	13,861
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		402	392
7.790% due 05/25/2030		1,289	1,348
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		1,946	1,913
Denver Arena Trust
6.940% due 11/15/2019		84	86
Fairbanks Capital Mortgage Loan Trust
1.386% due 05/25/2028		56	50
First NLC Trust
0.256% due 08/25/2037		35	19
Galaxy CLO Ltd.
0.514% due 04/25/2019		5,819	5,509
GSAA Trust
4.999% due 09/25/2035		1,876	1,764
GSRPM Mortgage Loan Trust
0.886% due 01/25/2032		159	149
Home Equity Mortgage Trust
5.367% due 07/25/2036		407	132
HSBC Home Equity Loan Trust
0.386% due 03/20/2036		3,736	3,329
0.476% due 01/20/2034		5,144	4,617
0.496% due 01/20/2035		46	40
5.690% due 07/20/2036		616	629
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		19	14
0.246% due 05/25/2037		34	33
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		1,799	1,774
Indymac Residential Asset-Backed Trust
0.346% due 07/25/2037		7,463	3,925
IXIS Real Estate Capital Trust
0.416% due 01/25/2037		6,905	2,444
JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		79	67
0.266% due 08/25/2036		4	1
0.326% due 10/25/2036		12,500	6,220
5.830% due 07/25/2036		8,112	4,389
Lehman XS Trust
0.336% due 04/25/2037		168	103
0.446% due 05/25/2046		52,272	10,211
Long Beach Mortgage Loan Trust
0.346% due 09/25/2036		3,562	1,205
0.486% due 02/25/2036		2,890	934
0.526% due 01/25/2046		5,000	1,929
0.746% due 10/25/2034		629	512
MASTR Asset-Backed Securities Trust
0.236% due 11/25/2036		114	45
0.446% due 06/25/2036		14,451	4,402
Merit Securities Corp.
6.690% due 07/28/2033		1,919	2,077
Merrill Lynch First Franklin Mortgage Loan Trust
0.436% due 04/25/2037		12,500	5,207
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		48	47
5.450% due 02/25/2037 (a)		1,977	561
Morgan Stanley ABS Capital I
0.326% due 11/25/2036		17,570	5,869
0.426% due 06/25/2036		2,000	709
1.236% due 09/25/2033		2,972	2,373
Mountain View Funding CLO
0.538% due 04/15/2019		1,984	1,900
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		3,700	3,546
Nationstar Home Mortgage LLC
3.686% due 07/25/2034 (a)		67	6
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		5,200	4,966
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		2,514	2,439
Olympic CLO Ltd.
0.741% due 05/15/2016		591	584
Option One Mortgage Loan Trust
0.316% due 07/25/2037		1,900	845
5.599% due 01/25/2037		9,000	7,578
Ownit Mortgage Loan Asset-Backed Certificates
0.336% due 05/25/2037		4,715	2,815
5.290% due 12/25/2036		1,444	843
Pacifica CDO Ltd.
0.534% due 01/26/2020		4,973	4,714
0.611% due 02/15/2017		14,107	13,804
0.640% due 05/13/2016		1,971	1,922
Panhandle-Plains Higher Education Authority, Inc.
0.758% due 10/01/2018		10,600	10,598
1.434% due 10/01/2035		11,628	11,781
Park Place Securities, Inc.
0.446% due 09/25/2035		46	41
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		66,350	66,305
Race Point CLO
0.811% due 05/15/2015		1,633	1,614
Renaissance Home Equity Loan Trust
0.686% due 12/25/2033		45	38
5.278% due 09/25/2037		7,956	5,037
Residential Asset Mortgage Products, Inc.
0.456% due 09/25/2035		718	714
0.486% due 06/25/2044		1,840	1,317
0.746% due 06/25/2032		8	6
1.386% due 09/25/2047		541	443
Residential Asset Securities Corp.
5.010% due 04/25/2033		4,101	3,919
6.228% due 04/25/2032		979	1,002
7.279% due 04/25/2032		637	654
Restructured Asset Securities
4.000% due 12/15/2030		1,586	1,575
Securitized Asset-Backed Receivables LLC Trust
0.951% due 02/25/2034		4,131	3,215
SLC Student Loan Trust
4.750% due 06/15/2033		4,212	4,268
SLM Student Loan Trust
1.574% due 01/25/2018		3,525	3,625
1.731% due 12/15/2023	EUR	21,378	29,486
1.741% due 09/15/2021		7,189	10,202
1.774% due 04/25/2023		$2,862	2,958
3.437% due 05/16/2044		4,654	4,902
3.500% due 08/17/2043		4,654	4,666
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		173	54
0.466% due 10/25/2036		13,000	5,634
Specialty Underwriting & Residential Finance
0.336% due 09/25/2037		6,700	2,120
Structured Asset Investment Loan Trust
0.546% due 10/25/2035		30,054	22,544
Structured Asset Securities Corp.
0.236% due 10/25/2036		6	6
0.426% due 08/25/2035		3	3
0.476% due 01/25/2033		9	9
4.440% due 02/25/2035		150	150
Terwin Mortgage Trust
1.126% due 12/25/2034		167	154
4.429% due 09/25/2036		473	469
4.650% due 07/25/2036		112	112
4.849% due 08/25/2036		536	530
Velocity CLO Ltd.
0.608% due 08/22/2016		1,111	1,087
WaMu Asset-Backed Certificates
0.336% due 01/25/2037		10,200	3,697

Total Asset-Backed Securities (Cost $391,229)			394,440

SOVEREIGN ISSUES 9.3%
Australia Government Bond
4.750% due 06/15/2016	AUD	213,500	227,836
6.000% due 02/15/2017		90,200	101,794
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	14,760	9,348
10.000% due 01/01/2017		96,190	55,894
Canada Government Bond
1.000% due 09/01/2011	CAD	273,500	283,595
1.500% due 03/01/2012		138,000	143,413
1.500% due 12/01/2012		323,400	335,672
1.750% due 03/01/2013		12,600	13,118
2.000% due 08/01/2013		35,000	36,590
Export-Import Bank of Korea
4.000% due 01/29/2021		$22,500	20,810
Province of Quebec Canada
5.000% due 12/01/2041	CAD	5,000	5,687
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	27,739
Republic of Germany Government Bond
2.750% due 04/08/2016	EUR	200,000	296,192
4.250% due 07/04/2018		84,000	134,070
State of North Rhine-Westphalia
1.625% due 09/17/2014		$500	501

Total Sovereign Issues (Cost $1,584,534)			1,692,259

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		61,792	107

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		488,400	27,302

Total Convertible Preferred Securities (Cost $25,184)			27,409

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup, Inc.
6.150% due 12/15/2012	465,000	4,542

Total Preferred Securities (Cost $4,942)		4,542

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 0.8%
Banco do Brasil S.A.
1.800% due 02/15/2014	$75,950	75,917
Itau Unibanco S.A.
0.000% due 02/06/2012	75,950	75,293

		151,210

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	32,000	32,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $32,682. Repurchase proceeds are $32,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	10,017	10,017
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $10,220. Repurchase proceeds are $10,017.)

		42,017

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.870% due 10/11/2011	22,000	22,000

U.S. TREASURY BILLS 0.3%
0.033% due 08/11/2011 - 10/20/2011 (e)(i)(j)	57,870	57,868

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 0.0%
	37,620	377

Total Short-Term Instruments (Cost $273,406)		273,472

PURCHASED OPTIONS (n) 0.6%
(Cost $115,326)		111,512

Total Investments 115.3% (Cost $20,483,635)		$20,964,196
Written Options (o) (0.2%) (Premiums $65,823)		(37,085)
Other Assets and Liabilities (Net) (15.1%)		(2,743,336)

Net Assets 100.0%		$18,183,775

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Principal only security.

(d)	Payment in-kind bond security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Affiliated to the Fund.

(i)	Securities with an aggregate market value of $119,280 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(j)	Securities with an aggregate market value of $8,994 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(k)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $108,383 at a weighted average interest rate of -0.386%. On June 30, 2011, securities valued at $89,691 were pledged as collateral for reverse repurchase agreements.

(l)	Securities with an aggregate market value of $52,894 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2011	20,389	$2,972
90-Day Eurodollar December Futures	Long	12/2011	21,661	13,959
90-Day Eurodollar March Futures	Long	03/2012	5,861	5,949
90-Day Eurodollar September Futures	Long	09/2011	572	42
Euro-Bobl September Futures	Long	09/2011	9,606	1,157
Euro-Bund 10-Year Bond September Futures	Short	09/2011	163	(83)
Japan Government 10-Year Bond September Futures	Short	09/2011	56	(188)
U.S. Treasury 5-Year Note September Futures	Short	09/2011	13,628	2,719
U.S. Treasury 10-Year Note September Futures	Short	09/2011	1,722	1,197
U.S. Treasury 30-Year Bond September Futures	Short	09/2011	664	622

				$28,346

(m)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RBS	(1.950%	)	04/15/2020	$3,000	$583	$915	$(332)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	(1.000%	)	06/20/2016	1.808%		$18,300	$681	$497	$184
Alcoa, Inc.	MSC	(1.000%	)	06/20/2016	1.808%		11,300	421	292	129
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.430%		35,900	(763)	(293)	(470)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.524%		1,600	40	29	11
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.286%		4,600	(271)	0	(271)
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.745%		10,000	21	0	21
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.936%		18,600	(60)	(18)	(42)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.305%		5,000	105	456	(351)
Centex Corp.	BNP	(1.000%	)	06/20/2016	2.274%		4,800	277	48	229
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.587%		1,000	17	14	3
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.027%		6,500	11	296	(285)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.281%		2,500	(219)	0	(219)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.671%		17,700	(497)	(569)	72
Credit Agricole S.A.	BOA	(1.000%	)	03/20/2021	1.505%	EUR	7,500	425	446	(21)
Credit Agricole S.A.	CSFB	(1.000%	)	03/20/2021	1.505%		9,400	532	510	22
Credit Agricole S.A.	DUB	(1.000%	)	06/20/2021	1.511%		16,000	934	885	49
Credit Agricole S.A.	HSBC	(1.000%	)	03/20/2021	1.505%		9,400	533	471	62
Credit Agricole S.A.	RBS	(1.000%	)	03/20/2021	1.505%		9,400	532	549	(17)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.081%		$6,900	246	639	(393)
Developers Diversified Realty Corp.	BOA	(1.000%	)	06/20/2016	1.771%		17,400	617	481	136
Developers Diversified Realty Corp.	GSC	(1.000%	)	06/20/2016	1.771%		17,300	613	502	111
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.254%		20,000	(440)	0	(440)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2013	1.231%		10,900	46	155	(109)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.320%		2,500	143	162	(19)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.412%		4,330	277	248	29
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.565%		500	(4)	(9)	5
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.565%		200	(2)	(4)	2
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.629%		10,700	312	(187)	499
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.384%		17,900	551	375	176
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.329%		14,600	231	207	24
General Electric Capital Corp.	MSC	(1.000%	)	09/20/2016	1.329%		55,100	870	790	80
HCA, Inc.	JPM	(5.000%	)	03/20/2014	2.403%		5,000	(350)	(224)	(126)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.932%		17,900	(106)	(44)	(62)
Home Depot, Inc.	CITI	(1.000%	)	06/20/2021	0.941%		17,200	(91)	(72)	(19)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.158%		1,200	(7)	0	(7)
Intesa Sanpaolo SpA	CITI	(1.000%	)	09/20/2021	1.860%	EUR	18,200	1,740	1,735	5
JC Penney Corp., Inc.	BOA	(1.000%	)	09/20/2012	0.504%		$7,700	(50)	(25)	(25)
JC Penney Corp., Inc.	GSC	(1.000%	)	09/20/2012	0.504%		4,400	(28)	19	(47)
Jones Group, Inc.	BCLY	(5.000%	)	06/20/2014	2.175%		15,000	(1,235)	(153)	(1,082)
KB Home	BNP	(1.000%	)	03/20/2015	5.006%		1,200	159	50	109
KB Home	BNP	(5.000%	)	06/20/2015	5.206%		9,400	53	(523)	576
KB Home	BOA	(1.000%	)	06/20/2018	6.469%		1,300	353	63	290
Kimco Realty Corp.	MSC	(1.000%	)	06/20/2016	1.237%		18,800	204	(63)	267
Kimco Realty Corp.	SOG	(1.000%	)	06/20/2016	1.237%		3,800	41	(15)	56
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.850%		17,300	(130)	(191)	61
Lloyds Banking Group PLC	MSC	(3.000%	)	06/20/2020	4.016%	EUR	10,000	961	(190)	1,151
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	0.343%		$9,200	(108)	62	(170)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.959%		17,900	(39)	(119)	80
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.802%		2,000	(16)	(46)	30
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.955%		2,500	245	224	21
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.215%		3,000	136	139	(3)
Masco Corp.	UBS	(4.650%	)	12/20/2016	3.016%		5,000	(403)	0	(403)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.791%		5,000	52	0	52
Merrill Lynch & Co., Inc.	MSC	(1.000%	)	06/20/2021	1.895%		20,000	1,403	874	529
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.282%		2,500	42	22	20
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.958%		2,000	67	115	(48)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	2.822%		6,500	(315)	(117)	(198)

Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.822%	2,000	(97)	(47)	(50)
Pactiv Corp.	MSC	(5.000%	)	06/20/2017	4.924%	5,000	(26)	(328)	302
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.868%	6,000	36	0	36
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.868%	19,925	(173)	(268)	95
ProLogis	CITI	(1.000%	)	06/20/2012	0.391%	2,000	(12)	43	(55)
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2015	2.652%	4,800	274	314	(40)
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.463%	1,000	(32)	(11)	(21)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.653%	4,500	(58)	(9)	(49)
Royal Caribbean Cruises Ltd.	DUB	(1.000%	)	03/20/2016	3.135%	18,300	1,670	1,531	139
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.593%	4,000	142	59	83
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	3.681%	3,000	61	0	61
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.994%	34,900	(19)	285	(304)
Ryder System, Inc.	UBS	(1.000%	)	06/20/2016	1.049%	7,600	16	62	(46)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	2.369%	4,800	229	216	13
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.561%	1,200	(2)	0	(2)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.370%	16,100	(325)	0	(325)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.195%	17,700	151	231	(80)
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.782%	6,000	(488)	0	(488)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.422%	2,100	(98)	(64)	(34)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	0.632%	2,000	(154)	(97)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	GSC	(1.000%	)	03/20/2016	1.410%	10,900	196	71	125
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	1.052%	4,000	14	48	(34)
Target Corp.	MSC	(1.000%	)	06/20/2016	0.519%	18,500	(434)	(421)	(13)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	0.813%	1,400	(23)	0	(23)
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.108%	2,000	126	109	17
Transocean, Inc.	DUB	(5.000%	)	03/20/2012	0.363%	12,800	(453)	(53)	(400)
Transocean, Inc.	GSC	(1.000%	)	03/20/2012	0.363%	5,000	(25)	129	(154)
Turkey Government International Bond	CITI	(1.000%	)	03/20/2021	2.208%	29,300	2,766	2,138	628
Turkey Government International Bond	CITI	(1.000%	)	06/20/2021	2.222%	18,700	1,817	1,406	411
Turkey Government International Bond	CSFB	(1.000%	)	06/20/2021	2.222%	17,800	1,729	1,352	377
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.637%	9,800	(304)	(323)	19
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.666%	17,700	(505)	(523)	18
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.672%	17,300	(492)	(399)	(93)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	0.837%	5,000	(26)	354	(380)
WPP PLC	DUB	(1.000%	)	06/20/2014	0.736%	18,751	(151)	(237)	86
Wyeth	BCLY	(0.390%	)	09/20/2013	0.051%	1,000	(8)	0	(8)

							$14,079	$14,061	$18

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	3.742%		$34,600	$2,782	$1,502	$1,280
Bank of America Corp.	BNP	1.000%	06/20/2021	1.779%		10,000	(614)	(430)	(184)
Bank of America Corp.	UBS	1.000%	06/20/2021	1.779%		10,000	(613)	(452)	(161)
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2012	0.216%	EUR	2,900	33	(319)	352
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%		4,300	81	(647)	728
BP Capital Markets America, Inc.	CITI	5.000%	06/20/2015	0.676%		$900	153	17	136
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%		9,700	1,643	149	1,494
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%		26,400	329	(298)	627
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		10,100	1,711	50	1,661
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.203%		900	12	(23)	35
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%		4,800	813	71	742
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		2,000	11	(6)	17
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		2,000	9	(15)	24
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%		29,300	399	(218)	617
France Government Bond	BOA	0.250%	03/20/2016	0.739%		73,000	(1,619)	(2,459)	840
France Government Bond	DUB	0.250%	12/20/2015	0.700%		37,000	(719)	(802)	83
France Government Bond	GSC	0.250%	12/20/2015	0.700%		36,800	(715)	(798)	83
France Government Bond	JPM	0.250%	03/20/2016	0.739%		97,200	(2,156)	(3,486)	1,330
France Government Bond	MSC	0.250%	03/20/2016	0.739%		78,400	(1,740)	(2,694)	954
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%		400	(4)	(30)	26
Indonesia Government International Bond	BCLY	1.000%	06/20/2021	1.820%		18,100	(1,196)	(1,177)	(19)
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%		21,900	(1,448)	(1,434)	(14)
International Lease Finance Corp.	CITI	5.000%	06/20/2015	3.681%		7,100	340	0	340
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%		2,000	8	(1)	9
Qatar Government International Bond	HSBC	1.000%	06/20/2016	0.946%		1,000	3	(7)	10
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%		1,500	6	(6)	12
Qatar Government International Bond	MSC	1.000%	06/20/2016	0.946%		1,000	3	(7)	10

							$(2,488)	$(13,520)	$11,032

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014		$86,856	$(5,303)	$5,429	$(10,732)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014		94,000	(5,740)	3,496	(9,236)
CDX.HY-13 5-Year Index	CITI	(5.000%	)	12/20/2014		118,800	(6,521)	297	(6,818)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015		182,100	(7,890)	1,356	(9,246)
CDX.HY-15 5-Year Index	BCLY	(5.000%	)	12/20/2015		154,800	(5,206)	(5,039)	(167)
CDX.HY-15 5-Year Index	BNP	(5.000%	)	12/20/2015		166,800	(5,609)	(5,532)	(77)
CDX.HY-15 5-Year Index	BOA	(5.000%	)	12/20/2015		72,900	(2,452)	(2,825)	373
CDX.HY-15 5-Year Index	CITI	(5.000%	)	12/20/2015		6,300	(211)	(220)	9
CDX.HY-15 5-Year Index	DUB	(5.000%	)	12/20/2015		93,400	(3,141)	(1,810)	(1,331)
CDX.HY-15 5-Year Index	JPM	(5.000%	)	12/20/2015		35,000	(1,177)	(1,225)	48
CDX.HY-15 5-Year Index	MSC	(5.000%	)	12/20/2015		94,400	(3,174)	(2,950)	(224)
CDX.HY-16 5-Year Index	BCLY	(5.000%	)	06/20/2016		190,400	(3,376)	(3,927)	551
CDX.HY-16 5-Year Index	BNP	(5.000%	)	06/20/2016		150,200	(2,663)	(3,199)	536
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		50,000	(886)	(1,031)	145
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		71,821	(958)	1,233	(2,191)
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014		300,000	(3,836)	(1,889)	(1,947)
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014		184,000	(2,353)	(1,458)	(895)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		132,200	(1,568)	1,349	(2,917)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		62,900	(746)	656	(1,402)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015		307,200	(2,866)	(2,286)	(580)
CDX.IG-15 5-Year Index	UBS	(1.000%	)	12/20/2015		334,500	(3,121)	(2,501)	(620)
CMBX.NA.AAA.3 Index	GSC	(0.080%	)	12/13/2049		76,900	4,517	10,862	(6,345)
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051		126,200	7,170	19,146	(11,976)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	25,600	(196)	(448)	252
iTraxx Europe Crossover 15 Index	DUB	(5.000%	)	06/20/2016		68,100	(4,361)	(5,941)	1,580
iTraxx Europe Senior Financials 15 Index	DUB	(1.000%	)	06/20/2016		67,100	2,210	1,418	792
iTraxx Europe Senior Financials 15 Index	MSC	(1.000%	)	06/20/2016		145,200	4,782	3,390	1,392

							$(54,675)	$6,351	$(61,026)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE.AAA.06-1 Index	CSFB	0.180%	07/25/2045	$17,895	$(2,211)	$(2,595)	$384
ABX.HE.AAA.06-1 Index	JPM	0.180%	07/25/2045	27,623	(3,412)	(4,004)	592
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	578	(19)	(46)	27

					$(5,642)	$(6,645)	$1,003

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date(6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.240% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/10/2012	DUB	$26,751	EUR	19,700	$(1,833)	$33	$(1,866)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	265,600	$(815)	$(809)	$(6)
Pay	1-Year BRL-CDI	11.940%	01/02/2012	JPM		178,800	34	0	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		1,286,000	3,007	2,556	451
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		264,000	1,066	983	83
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		62,500	206	261	(55)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		22,500	75	110	(35)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		189,500	809	(514)	1,323
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		80,100	(42)	84	(126)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		731,500	3,714	3,573	141
Pay	1-Year BRL-CDI	12.075%	01/02/2013	MLP		313,700	(833)	(398)	(435)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		117,900	974	88	886
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		127,500	1,272	14	1,258
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HSBC		129,300	(99)	120	(219)
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		214,000	1,639	(39)	1,678
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MSC		111,500	(54)	136	(190)
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UBS		828,300	137	(226)	363
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		157,100	1,426	222	1,204
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		89,700	914	0	914
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		7,500	(30)	(3)	(27)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		152,500	(382)	(121)	(261)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		322,600	(858)	(215)	(643)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		290,800	499	(354)	853
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		59,700	288	126	162
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		214,800	768	1,193	(425)
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HSBC		341,000	274	61	213
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		22,400	327	128	199
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	3,462,600	2,408	(61)	2,469
Receive	3-Month USD-LIBOR	1.600%	11/02/2015	CITI		$304,700	1,284	(792)	2,076
Receive	3-Month USD-LIBOR	1.600%	11/02/2015	RBS		618,000	2,603	(1,285)	3,888
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	BOA		447,500	(10,927)	(4,593)	(6,334)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CITI		181,000	(4,419)	(1,430)	(2,989)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	GSC		555,000	(13,551)	2,009	(15,560)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	JPM		172,000	(4,200)	961	(5,161)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	MSC		470,000	(11,476)	(6,107)	(5,369)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	BOA		585,300	(13,369)	6,263	(19,632)
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	DUB		293,200	10,555	(1,862)	12,417
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	HSBC		467,500	16,829	(89)	16,918
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	JPM		333,400	12,002	(233)	12,235
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		300,000	(6,561)	10,029	(16,590)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		375,000	(8,202)	3,525	(11,727)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CSFB		59,500	(1,302)	(1,457)	155
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		300,000	(6,561)	10,080	(16,641)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		820,300	(17,941)	(11,755)	(6,186)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		620,000	(13,560)	16,805	(30,365)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		180,000	(3,937)	1,710	(5,647)
Receive	3-Month USD-LIBOR	3.500%	12/15/2030	RBS		246,300	14,678	302	14,376
Receive	3-Month USD-LIBOR	4.000%	12/15/2040	GSC		124,700	1,317	1,135	182
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040	BOA	EUR	70,400	3,146	(40)	3,186
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040	GSC		154,200	6,892	(127)	7,019
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040	MSC		80,000	3,575	(57)	3,632
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040	BOA		37,900	1,191	0	1,191
Receive	6-Month EUR-EURIBOR	3.250%	12/20/2040	GSC		212,800	5,424	(44)	5,468
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	CSFB	JPY	5,770,000	(631)	(700)	69
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RBS		51,730,000	(5,656)	(6,374)	718

							$(26,073)	$22,789	$(48,862)

(n)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 30-Year Bond September Futures	$116.000	08/26/2011	865	$393	$294

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		$191,300	$464	$464
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		1,097,800	4,940	1,506
Put - OTC 20-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	4.361%	11/25/2011	EUR	215,400	2,821	2,641
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		$719,000	11,504	9,929
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	4.588%	08/24/2011		62,000	360	233
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		463,600	52,434	44,142
Put - OTC 30-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013	EUR	191,700	23,821	30,200
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		113,200	12,418	17,833

								$108,762	$106,948

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-16 5-Year Index	BOA	Buy	100.000%	09/21/2011	$65,300	$1,632	$1,106
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	100.000%	09/21/2011	89,400	2,280	1,515
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	0.950%	12/21/2011	108,200	1,883	1,648

						$5,795	$4,269

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	RBS	JPY	95.000	07/01/2011	$349,700	$376	$1

(o)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Gold December Futures	BCLY	$ 1,750.000	11/22/2011	125	$287	$(105)
Call - OTC Gold December Futures	DUB	1,750.000	10/27/2011	150	178	(126)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	500	1,104	(420)

					$1,569	$(651)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$132.000	08/26/2011	865	$350	$(123)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,801	1,054	(132)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,801	783	(1,410)

				$2,187	$(1,665)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$191,300	$1,091	$(1,130)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		2,469,800	4,940	(1,441)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	45	(36)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		19,500	133	(103)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	7.590%	12/13/2013		6,032,400	11,504	(7,095)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		600	4	(3)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		28,500	182	(150)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		32,500	286	(124)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		106,800	1,109	(532)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		21,700	207	(83)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		91,800	900	(457)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		109,400	659	(2)
Call - OTC 10-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.400%	07/27/2011	EUR	144,200	1,144	(1,069)
Put - OTC 10-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	3.800%	07/27/2011		144,200	1,540	(84)
Call - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.400%	07/27/2011		142,100	1,096	(1,053)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	3.800%	07/27/2011		142,100	1,602	(83)
Call - OTC 10-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		219,300	4,508	(3,413)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		56,500	978	(879)
Call - OTC 10-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		90,300	1,576	(1,405)
Call - OTC 10-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	3.300%	08/17/2011		285,600	2,956	(1,666)
Put - OTC 10-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Pay	3.700%	08/17/2011		285,600	2,754	(1,209)
Call - OTC 10-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		143,800	2,744	(2,238)
Call - OTC 20-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	3.361%	11/25/2011		215,400	3,643	(1,501)
Call - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.588%	08/24/2011		$62,000	415	(187)

								$46,016	$(25,943)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	08/17/2011	$357,500	$840	$(297)
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	09/21/2011	98,600	252	(167)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.000%	09/21/2011	326,500	1,616	(1,219)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.000%	09/21/2011	447,000	2,190	(1,669)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	09/21/2011	365,700	951	(620)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011	497,900	2,345	(1,949)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	12/21/2011	541,000	1,921	(1,718)

						$10,115	$(7,639)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus CAD	BOA	CAD	0.930	08/03/2011	$316,000	$2,082	$(326)
Put - OTC USD versus CAD	CITI		0.930	08/03/2011	159,100	1,217	(165)
Put - OTC USD versus JPY	BOA	JPY	80.000	07/12/2011	208,500	2,637	(696)

						$5,936	$(1,187)

(p)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$85	0.00%

(q)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	07/01/2041	$654,000	$633,277	$(624,877)
Fannie Mae	4.000%	07/01/2041	747,500	752,393	(747,033)
Fannie Mae	4.500%	07/01/2026	25,400	26,869	(26,920)
Fannie Mae	4.500%	07/01/2041	457,100	474,652	(472,813)
Fannie Mae	5.000%	12/01/2014	247	265	(257)
Fannie Mae	5.000%	07/01/2041	3,608,650	3,842,969	(3,833,065)
Fannie Mae	5.500%	07/01/2026	11,000	11,914	(11,923)
Fannie Mae	5.500%	08/01/2041	1,122,000	1,214,565	(1,210,884)
Fannie Mae	6.000%	07/01/2041	5,900	6,462	(6,481)
Fannie Mae	6.000%	08/01/2041	339,500	373,153	(372,336)
Fannie Mae	6.500%	07/01/2041	2,900	3,277	(3,284)
Freddie Mac	5.000%	07/01/2041	127,500	135,630	(135,210)
Freddie Mac	5.500%	07/01/2041	99,000	106,719	(106,920)
Ginnie Mae	3.500%	07/01/2041	6,000	5,832	(5,815)
Ginnie Mae	4.000%	07/01/2041	16,000	16,206	(16,290)
Ginnie Mae	5.000%	07/01/2041	83,000	89,355	(89,847)
Ginnie Mae	5.000%	08/01/2041	83,000	89,637	(89,692)
Ginnie Mae	5.500%	07/01/2041	3,000	3,280	(3,300)
Ginnie Mae	5.500%	08/01/2041	3,000	3,293	(3,295)
Ginnie Mae	6.000%	07/01/2041	9,200	10,196	(10,251)
Ginnie Mae	6.500%	07/01/2041	7,600	8,589	(8,637)
U.S. Treasury Bonds	2.625%	11/15/2020	372	364	(359)
U.S. Treasury Bonds	4.375%	05/15/2041	13,400	13,495	(13,477)
U.S. Treasury Bonds	7.625%	11/15/2022	2,000	2,859	(2,823)

				$7,825,251	$(7,795,789)

(7)	Market value includes $117 of interest payable on short sales.

(r)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	459,478	07/2011	DUB	$0	$(12,496)	$(12,496)
Buy	BRL	140,056	08/2011	BCLY	1,562	0	1,562
Sell		22,671	08/2011	CSFB	0	(532)	(532)
Sell		117,386	08/2011	UBS	0	(1,027)	(1,027)
Sell		140,056	09/2011	BCLY	0	(1,531)	(1,531)
Buy	CAD	13,824	09/2011	BNP	249	0	249
Sell		165,774	09/2011	DUB	0	(3,282)	(3,282)
Sell		67,710	09/2011	RBC	0	(1,412)	(1,412)
Sell	CHF	4,029	08/2011	CITI	0	(113)	(113)
Buy	CNY	147,433	09/2011	BOA	660	0	660
Buy		181,777	09/2011	CITI	793	0	793
Sell		175,119	09/2011	DUB	17	0	17
Buy		115,163	09/2011	RBS	476	0	476
Buy		266,970	09/2011	UBS	1,104	0	1,104
Buy		586,170	11/2011	BCLY	1,013	0	1,013
Buy		393,002	11/2011	DUB	1,672	0	1,672
Buy		552,393	11/2011	JPM	922	(10)	912
Buy		260,500	11/2011	RBS	447	0	447
Buy		149,417	02/2012	BCLY	69	0	69
Buy		104,632	02/2012	BOA	67	0	67
Buy		426,285	02/2012	CITI	224	0	224
Buy		324,201	02/2012	DUB	61	(75)	(14)
Buy		1,114,386	02/2012	HSBC	300	(596)	(296)
Buy		904,931	02/2012	JPM	49	(790)	(741)
Buy		181,633	02/2012	UBS	19	(49)	(30)
Buy		45,000	06/2012	CITI	6	0	6
Buy		33,200	06/2012	DUB	1	(12)	(11)
Buy		34,217	06/2012	GSC	3	0	3
Buy		34,000	06/2012	HSBC	4	0	4
Buy		13,161	06/2012	JPM	0	0	0
Buy		123,000	06/2012	SOG	0	(66)	(66)
Buy		357,444	02/2013	DUB	0	(286)	(286)
Buy		236,053	02/2013	GSC	0	(308)	(308)
Buy		175,119	08/2013	DUB	0	(58)	(58)
Buy		50,000	04/2014	RBS	0	(104)	(104)
Buy	EUR	3,337	07/2011	BCLY	76	0	76
Buy		23,871	07/2011	BNP	403	(5)	398
Sell		206,602	07/2011	BNP	0	(835)	(835)
Buy		3,421	07/2011	BOA	0	(74)	(74)
Buy		13,351	07/2011	CITI	207	0	207
Sell		55,825	07/2011	CITI	0	(1,742)	(1,742)
Buy		6,657	07/2011	CSFB	155	0	155
Sell		138,486	07/2011	CSFB	0	(2,356)	(2,356)
Buy		3,512	07/2011	HSBC	0	(29)	(29)
Sell		14,549	07/2011	HSBC	121	0	121
Sell		221,293	07/2011	MSC	0	(1,818)	(1,818)
Buy		61,028	07/2011	RBC	985	0	985
Sell		745	07/2011	RBC	0	(15)	(15)
Sell		245,521	07/2011	RBS	0	(3,136)	(3,136)
Sell		227,084	07/2011	UBS	0	(5,031)	(5,031)
Sell	GBP	58,347	09/2011	BCLY	1,842	0	1,842
Buy		4,800	09/2011	BNP	0	(150)	(150)
Sell		53,558	09/2011	CITI	1,778	0	1,778
Sell		52,759	09/2011	UBS	2,028	0	2,028
Buy	HKD	563,450	09/2011	CITI	0	(190)	(190)
Buy	INR	1,037,403	07/2011	JPM	97	0	97
Sell		1,037,403	07/2011	UBS	0	(71)	(71)
Buy		3,219,793	08/2011	CITI	3,102	0	3,102
Buy		1,300,000	08/2011	HSBC	392	0	392
Buy		1,100,000	11/2011	HSBC	320	0	320
Buy		1,562,000	11/2011	JPM	288	0	288
Buy		1,037,403	11/2011	UBS	161	0	161
Sell	JPY	72,111	07/2011	CITI	0	(11)	(11)

Sell		21,126,638	07/2011	JPM	0	(10,226)	(10,226)
Buy	KRW	103,313,000	08/2011	CITI	2,409	0	2,409
Sell		67,806,308	08/2011	CITI	0	(947)	(947)
Sell		71,344,238	08/2011	DUB	0	(1,087)	(1,087)
Buy		137,000,000	08/2011	JPM	2,545	0	2,545
Sell		134,453,866	08/2011	JPM	0	(2,114)	(2,114)
Buy		99,992,829	08/2011	MSC	1,447	0	1,447
Buy		100,724,784	08/2011	SOG	1,496	0	1,496
Buy		29,408,832	11/2011	GSC	430	0	430
Sell	MXN	568,031	07/2011	CITI	0	(16)	(16)
Buy		264,881	07/2011	HSBC	0	(70)	(70)
Sell		3,647	07/2011	HSBC	0	(18)	(18)
Buy		306,796	07/2011	MSC	0	(95)	(95)
Buy		581,146	11/2011	CITI	40	0	40
Buy		1,477,786	02/2012	HSBC	5,403	0	5,403
Buy		1,343,965	02/2012	MSC	5,046	0	5,046
Buy	MYR	97,200	08/2011	BCLY	772	0	772
Buy		188,000	08/2011	CITI	1,402	0	1,402
Buy		319,103	08/2011	GSC	0	(310)	(310)
Buy		54,297	08/2011	HSBC	361	0	361
Buy		31,900	08/2011	JPM	225	0	225
Sell	NOK	803,741	08/2011	CITI	0	(2,892)	(2,892)
Buy		629,312	08/2011	DUB	0	(2,928)	(2,928)
Buy		629,312	08/2011	MSC	0	(2,328)	(2,328)
Buy	SGD	80,900	09/2011	DUB	192	0	192
Buy		50,435	09/2011	GSC	87	0	87
Buy		31,000	09/2011	JPM	54	0	54
Buy		45,000	09/2011	RBS	435	0	435
Buy		26,900	09/2011	UBS	1	0	1
Buy	TWD	1,128,819	01/2012	BCLY	180	(389)	(209)
Sell		3,363	01/2012	BCLY	1	0	1
Buy		2,000,000	01/2012	CITI	915	0	915
Buy		430,000	01/2012	GSC	197	0	197
Buy		550,000	01/2012	HSBC	255	0	255
Buy		150,000	01/2012	JPM	73	0	73
Buy		600,000	01/2012	RBS	267	0	267

					$45,906	$(61,630)	$(15,724)

(s)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$515,901	$0	$515,901
Corporate Bonds & Notes
Banking & Finance	0	4,351,822	5,232	4,357,054
Industrials	0	1,381,787	36,944	1,418,731
Utilities	0	310,355	2,477	312,832
Convertible Bonds & Notes
Banking & Finance	0	2,002	0	2,002
Industrials	0	11,041	0	11,041
Municipal Bonds & Notes
Alaska	0	23,044	0	23,044
Arizona	0	3,117	0	3,117
California	0	492,523	0	492,523
Colorado	0	21,553	0	21,553
District of Columbia	0	159	0	159
Florida	0	11,259	0	11,259
Georgia	0	14,156	0	14,156
Illinois	0	66,215	0	66,215
Indiana	0	10,073	0	10,073
Louisiana	0	280	0	280
Massachusetts	0	7,885	0	7,885
Michigan	0	291	0	291
Minnesota	0	9,053	0	9,053
Nevada	0	8,721	0	8,721
New Jersey	0	12,146	0	12,146
New York	0	131,096	0	131,096
North Carolina	0	3,315	0	3,315
Ohio	0	30,314	0	30,314
Pennsylvania	0	7,580	0	7,580
Puerto Rico	0	1,411	0	1,411
Texas	0	40,394	0	40,394
Utah	0	9,122	0	9,122
Virginia	0	600	0	600
Washington	0	12,438	0	12,438
West Virginia	0	4,276	0	4,276
U.S. Government Agencies	0	7,657,288	43,180	7,700,468
U.S. Treasury Obligations	0	1,753,104	0	1,753,104
Mortgage-Backed Securities	0	1,424,189	44,219	1,468,408
Asset-Backed Securities	0	384,631	9,809	394,440
Sovereign Issues	0	1,692,259	0	1,692,259
Convertible Preferred Securities
Banking & Finance	107	0	0	107
Utilities	27,302	0	0	27,302
Preferred Securities
Banking & Finance	0	4,542	0	4,542
Short-Term Instruments
Certificates of Deposit	0	151,210	0	151,210
Repurchase Agreements	0	42,017	0	42,017
Short-Term Notes	0	22,000	0	22,000
U.S. Treasury Bills	0	57,868	0	57,868
PIMCO Short-Term Floating NAV Portfolio	377	0	0	377
Purchased Options
Credit Contracts	0	4,269	0	4,269
Foreign Exchange Contracts	0	1	0	1
Interest Rate Contracts	0	107,242	0	107,242
	$27,786	$20,794,549	$141,861	$20,964,196

Short Sales, at value	$0	$(7,795,789)	$0	$(7,795,789)

Financial Derivative Instruments (7) - Assets
Credit Contracts	5	25,587	0	25,592
Foreign Exchange Contracts	0	45,906	0	45,906
Interest Rate Contracts	28,617	95,761	0	124,378
	$28,622	$167,254	$0	$195,876

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(651)	0	(651)
Credit Contracts	0	(82,536)	0	(82,536)
Foreign Exchange Contracts	0	(64,683)	0	(64,683)
Interest Rate Contracts	(271)	(172,231)	0	(172,502)

	$(271)	$(320,101)	$0	$(320,372)

Totals	$56,137	$12,845,913	$141,861	$13,043,911

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/( Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,154	$0	$0	$(11)	$0	$89	$0	$0	$5,232	$89
Industrials	43,748	0	(804)	(42)	0	(537)	0	(5,421)	36,944	(432)
Utilities	2,465	0	0	(3)	0	15	0	0	2,477	15
U.S. Government Agencies	20,934	21,934	(359)	77	0	201	393	0	43,180	201
Mortgage-Backed Securities	0	44,162	(101)	85	8	65	0	0	44,219	65
Asset-Backed Securities	102,902	0	(13,192)	21	50	137	0	(80,109)	9,809	(40)

	$175,203	$66,096	$(14,456)	$127	$58	$(30)	$393	$(85,530)	$141,861	$(102)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.5%
AGFS Funding Co.
5.500% due 05/10/2017		$2,600	$2,554
Del Monte Corp.
4.500% due 02/16/2018		500	500
Ford Motor Co.
2.940% due 12/15/2013		1,591	1,591
Intelsat Ltd.
5.250% due 04/02/2018		1,000	1,005
Novelis, Inc.
3.750% due 03/10/2017		2,793	2,803

Total Bank Loan Obligations (Cost $8,438)			8,453

CORPORATE BONDS & NOTES 13.0%
BANKING & FINANCE 9.0%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,291
Ally Financial, Inc.
3.646% due 06/20/2014		1,400	1,370
American International Group, Inc.
8.250% due 08/15/2018		300	345
Banco Santander Chile
2.875% due 11/13/2012		900	907
Bank of America Corp.
1.693% due 01/30/2014		800	802
BNP Paribas S.A.
5.186% due 06/29/2049		100	93
Capital One Capital VI
8.875% due 05/15/2040		200	207
CIT Group, Inc.
7.000% due 05/01/2014		38	39
7.000% due 05/01/2015		369	370
7.000% due 05/01/2016		215	214
7.000% due 05/01/2017		361	360
Citigroup, Inc.
3.953% due 06/15/2016		300	307
6.000% due 08/15/2017		200	219
6.125% due 11/21/2017		200	221
Countrywide Financial Corp.
5.800% due 06/07/2012		300	313
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		1,000	1,001
Credit Suisse
3.500% due 03/23/2015		300	309
Ford Motor Credit Co. LLC
9.875% due 08/10/2011		200	202
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		1,800	1,821
5.375% due 03/15/2020		3,600	3,722
HSBC Bank PLC
3.100% due 05/24/2016		1,300	1,292
International Lease Finance Corp.
5.750% due 05/15/2016		300	296
6.250% due 05/15/2019		800	782
6.375% due 03/25/2013		100	104
6.500% due 09/01/2014		1,600	1,704
6.750% due 09/01/2016		1,400	1,498
JPMorgan Chase & Co.
3.700% due 01/20/2015		800	832
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,100	1,197
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	106
5.450% due 07/15/2014		500	539
6.150% due 04/25/2013		800	859
6.400% due 08/28/2017		100	109
6.750% due 05/21/2013	EUR	100	154
6.875% due 04/25/2018		$200	221
Morgan Stanley
5.950% due 12/28/2017		600	646
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		600	603
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	1,147
5.625% due 08/24/2020		$200	200
6.666% due 04/29/2049 (a)	CAD	100	83
6.990% due 10/29/2049 (a)		$2,050	1,855
7.640% due 03/29/2049 (a)		100	78
SLM Corp.
0.574% due 01/27/2014		600	569
5.375% due 05/15/2014		50	52
6.250% due 01/25/2016		300	312
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	136
5.750% due 09/15/2016		$100	90
Stone Street Trust
5.902% due 12/15/2015		500	524
Weyerhaeuser Co.
7.375% due 10/01/2019		200	227

			30,328

INDUSTRIALS 3.6%
Altria Group, Inc.
4.750% due 05/05/2021		300	300
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		500	525
Barrick North America Finance LLC
4.400% due 05/30/2021		300	299
CVS Pass-Through Trust
7.507% due 01/10/2032		877	1,042
Daimler Finance North America LLC
0.856% due 03/28/2014		2,600	2,603
Del Monte Foods Co.
7.625% due 02/15/2019		1,000	1,015
DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,055
6.750% due 06/01/2021		500	515
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		100	106
8.146% due 04/11/2018		200	235
9.250% due 04/23/2019		200	251
Harvest Operations Corp.
6.875% due 10/01/2017		100	104
HCA, Inc.
9.625% due 11/15/2016 (c)		300	320
Hewlett-Packard Co.
0.534% due 05/24/2013		800	802
Petrobras International Finance Co.
7.875% due 03/15/2019		100	122
Petroleos Mexicanos
5.500% due 01/21/2021		900	948
RZD Capital Ltd.
5.739% due 04/03/2017		500	533
Transocean, Inc.
6.500% due 11/15/2020		900	1,008
UAL Pass-Through Trust
10.400% due 05/01/2018		273	309

			12,092

UTILITIES 0.4%
BP Capital Markets PLC
2.750% due 02/27/2012		100	101
3.125% due 10/01/2015		300	308
3.625% due 05/08/2014		480	505
4.500% due 10/01/2020		600	613

			1,527

Total Corporate Bonds & Notes (Cost $41,890)			43,947

MUNICIPAL BONDS & NOTES 69.9%
ALASKA 1.3%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,389

ARIZONA 1.4%
Arizona State Health Facilities Authority Revenue Bonds, Series 2009
0.070% due 07/01/2035		2,000	2,000
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018		500	564
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,231

			4,795

CALIFORNIA 15.7%
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2014		3,450	3,845
5.000% due 05/01/2020		3,000	3,502
California State Educational Facilities Authority Revenue Bonds, Series 2000
0.050% due 12/01/2030		1,000	1,000
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.230% due 10/01/2036		740	740
0.240% due 10/01/2026		180	180
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		400	444
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		1,000	1,091
California State General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 07/01/2015		4,400	4,901
California State General Obligation Bonds, Series 2004
0.060% due 05/01/2034		1,000	1,000
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,840
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		600	687
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015		125	140
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	583
California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (e)		1,000	507

California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.020% due 09/01/2025	500	500
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	7,648
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.080% due 09/01/2031	1,000	1,000
California State Municipal Finance Authority Revenue Bonds, Series 2010
0.070% due 01/01/2040	1,000	1,000
California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,652
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.030% due 11/01/2026	1,700	1,700
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,327
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	250	285
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	366
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.130% due 04/01/2033	1,400	1,400
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.040% due 07/01/2031	1,990	1,990
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.030% due 07/01/2035	1,100	1,100
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	552
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2011
5.000% due 07/01/2022	3,000	3,426
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	142
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	1,939
Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.050% due 06/01/2029	950	950
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,117
Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	497
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.030% due 07/01/2020	660	660
Tustin, California Special Assessment Bonds, Series 1996
0.230% due 09/02/2013	382	382
University of California Regents Medical Center Revenue Bonds, Series 2007
0.030% due 05/15/2032	1,675	1,675

		52,768

COLORADO 3.7%
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.030% due 12/01/2029	1,980	1,980
Denver, Colorado City & County Revenue Bonds, (AGC Insured), Series 2009
0.050% due 11/15/2025	2,000	2,000
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	705
Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	4,819
Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,500	1,790
Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	1,000	1,100

		12,394

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2007
0.080% due 04/01/2041	100	100
District of Columbia Revenue Bonds, Series 2008
0.250% due 10/01/2038	1,000	1,000

		1,100

FLORIDA 2.9%
Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2019	1,000	1,163
5.000% due 06/01/2020	1,000	1,161
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2011
5.000% due 06/01/2020 (b)	2,500	2,545
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.070% due 10/01/2034	2,238	2,238
Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.220% due 10/01/2035	500	500
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	453
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.030% due 08/01/2022	500	500
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,093

		9,653

GEORGIA 1.2%
Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	544
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	1,888
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,753

		4,185

HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	280
5.000% due 06/01/2017	500	584

		864

ILLINOIS 2.7%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	101
Chicago, Illinois General Obligation Bonds, Series 2002
0.080% due 01/01/2037	200	200
Chicago, Illinois Revenue Bonds, Series 2002
0.050% due 01/01/2034	400	400
Chicago, Illinois Wastewater Revenue Bonds, Series 2008
0.040% due 01/01/2039	1,000	1,000
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	2,924
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,327
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	114
Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	268
Illinois State Regional Transportation Authority Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	526
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,105
McHenry & Lake Counties, Illinois Community High School District No. 156 General Obligation Notes, (AGM Insured), Series 2005
5.000% due 02/01/2014	1,000	1,072

		9,037

INDIANA 2.0%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	214
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	556
Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	560
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,560

		6,890

IOWA 0.5%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,790

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	397

MARYLAND 0.3%
University of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	956

MASSACHUSETTS 2.7%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,366
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.240% due 09/01/2037	285	285
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,230
Massachusetts State General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	181
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,000	1,149
Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,174
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1995
0.030% due 02/15/2026	2,170	2,170
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.050% due 12/01/2037	400	400

		8,955

MINNESOTA 1.0%
Rochester, Minnesota Revenue Bonds, Series 2008
0.060% due 11/15/2038	2,000	2,000
5.000% due 11/15/2038	1,200	1,234

		3,234

MISSISSIPPI 0.3%
Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2013	1,000	1,067

MISSOURI 1.1%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.060% due 09/01/2030	200	200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.030% due 10/01/2016	1,200	1,200
0.030% due 02/15/2033	2,200	2,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.030% due 02/15/2034	190	190

		3,790

NEBRASKA 0.5%
Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.040% due 07/01/2035	700	700
Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.090% due 12/15/2012	1,080	1,080

		1,780

NEVADA 0.7%
Nevada State General Obligation Notes, Series 2005
5.000% due 02/01/2015	2,000	2,236

NEW HAMPSHIRE 1.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.040% due 07/01/2033	1,090	1,090
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.230% due 06/01/2031	1,500	1,500
0.240% due 06/01/2041	1,700	1,700

		4,290

NEW JERSEY 2.8%
Hamilton, New Jersey General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
4.000% due 08/01/2013	1,000	1,066
New Jersey State Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	5,507
New Jersey State Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,789

		9,362

NEW YORK 9.5%
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	496
Long Island, New York Power Authority Revenue Bonds, Series 1998
0.030% due 05/01/2033	500	500
New York City, New York General Obligation Bonds, Series 1993
0.030% due 08/01/2021	600	600
New York City, New York General Obligation Notes, Series 2003
5.250% due 08/01/2013	1,900	2,078
New York City, New York General Obligation Notes, Series 2005
5.000% due 08/01/2015	1,000	1,138
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,088
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2019	5,000	5,778
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	517
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,267
5.375% due 06/15/2043	3,000	3,174
New York City, New York Transitional Finance Authority Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	125	135
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.040% due 11/01/2022	1,100	1,100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	550
New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013	1,000	1,049
New York State Dormitory Authority Revenue Bonds, Series 2000
0.070% due 07/01/2029	190	190
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,111
5.000% due 07/01/2039	500	507
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2014	1,735	1,919
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	110
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,011
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,669
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,172
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	980

		32,139

NORTH CAROLINA 0.9%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	331
North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	549
North Carolina State Medical Care Commission Revenue Bonds, Series 1985
0.060% due 06/01/2015	1,565	1,565
North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	703

		3,148

OHIO 4.2%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	365
6.500% due 06/01/2047	5,100	4,053
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	112
Ohio State Miami University Revenue Notes, Series 2010
5.000% due 09/01/2015	3,425	3,854
5.000% due 09/01/2016	2,715	3,082

Ohio State Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 12/15/2015		2,295	2,634

			14,100

OKLAHOMA 0.5%
Oklahoma State Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021		1,525	1,714

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018		500	596

PENNSYLVANIA 2.5%
Pennsylvania State General Obligation Bonds, Series 2004
5.000% due 09/01/2018		2,500	2,740
Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018		500	589
Pennsylvania State Higher Education Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017		625	735
Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014		250	278
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2010
0.080% due 12/01/2035		1,935	1,935
Philadelphia, Pennsylvania Revenue Bonds, Series 2009
0.060% due 08/01/2031		2,000	2,000

			8,277

TENNESSEE 0.2%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040		500	512

TEXAS 3.8%
Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015		500	549
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018		150	166
Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020		1,000	1,117
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033		250	262
Laredo, Texas Independent School District Revenue Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/01/2022		1,800	1,949
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019		500	587
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		800	804
5.000% due 04/01/2019		1,000	1,165
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023		125	140
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017		1,500	1,774
Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018		1,500	1,774
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023		500	534
Texas State Water Development Board Revenue Bonds, Series 2007
0.040% due 07/15/2019		1,865	1,865
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018		100	117

			12,803

UTAH 0.2%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041		750	740

VIRGINIA 0.3%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017		410	478
Virginia State College Building Authority Revenue Bonds, Series 2006
0.030% due 02/01/2026		100	100
Virginia State Small Business Financing Authority Revenue Bonds, Series 2008
0.030% due 07/01/2042		600	600

			1,178

WASHINGTON 4.5%
Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016		1,500	1,676
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		1,000	1,008
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	258
5.250% due 01/01/2039		500	518
King County, Washington School District No. 411 General Obligation Bonds, (AGM Insured), Series 2001
5.625% due 12/01/2014		1,000	1,139
Seattle, Washington Revenue Notes, Series 2010
5.000% due 02/01/2016		2,500	2,889
5.000% due 02/01/2019		2,500	2,915
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2017		1,295	1,520
Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017		1,000	1,174
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020		1,000	1,169
Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013		250	267
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	573

			15,106

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		195	145

WISCONSIN 0.3%
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	144
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		900	903

			1,047

Total Municipal Bonds & Notes (Cost $230,983)			235,437

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.306% due 03/25/2034		85	84
1.086% due 04/25/2032		104	105
3.500% due 12/01/2025		969	988
4.500% due 04/01/2024		55	59

Total U.S. Government Agencies (Cost $1,228)			1,236

U.S. TREASURY OBLIGATIONS 5.2%
Treasury Inflation Protected Securities (f)
1.125% due 01/15/2021 (h)		14,597	15,154
U.S. Treasury Bonds
6.125% due 11/15/2027 (h)		16	20
7.875% due 02/15/2021		25	35
8.125% due 05/15/2021 (h)		92	131
U.S. Treasury Notes
2.125% due 12/31/2015 (h)		600	616
2.625% due 08/15/2020		700	677
3.125% due 05/15/2021		800	797
3.250% due 12/31/2016		24	26

Total U.S. Treasury Obligations (Cost $17,298)			17,456

MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
2.791% due 05/25/2035		95	93
American Home Mortgage Assets
1.238% due 09/25/2046		59	29
Banc of America Funding Corp.
2.956% due 06/20/2032		105	98
5.775% due 01/20/2047		115	77
Countrywide Home Loan Mortgage Pass-Through Trust
2.923% due 08/25/2034		76	57
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033		78	74
EMF-NL
2.132% due 04/17/2041	EUR	100	130
Eurosail PLC
2.082% due 10/17/2040		126	169
GSR Mortgage Loan Trust
2.430% due 06/25/2034		$130	111
5.750% due 01/25/2037		100	92
MASTR Adjustable Rate Mortgages Trust
2.311% due 05/25/2034		245	222
Mellon Residential Funding Corp.
0.617% due 08/15/2032		1,002	937
0.667% due 06/15/2030		228	220
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		133	98

MLCC Mortgage Investors, Inc.
1.191% due 10/25/2035		64	53
Provident Funding Mortgage Loan Trust
2.695% due 08/25/2033		223	210
Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		335	335
Residential Asset Securitization Trust
6.000% due 07/25/2037		464	339
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		117	82
WaMu Mortgage Pass-Through Certificates
1.678% due 08/25/2042		74	65
5.459% due 03/25/2037		2,807	2,276
5.660% due 04/25/2037		5,381	4,678
Wells Fargo Mortgage-Backed Securities Trust
4.909% due 01/25/2035		445	435

Total Mortgage-Backed Securities (Cost $10,789)			10,880

ASSET-BACKED SECURITIES 1.9%
Bayview Financial Acquisition Trust
5.402% due 12/28/2035		36	36
Citibank Omni Master Trust
2.287% due 05/16/2016		2,500	2,531
Credit-Based Asset Servicing & Securitization LLC
5.303% due 12/25/2035		872	852
IXIS Real Estate Capital Trust
0.416% due 01/25/2037		197	70
JPMorgan Mortgage Acquisition Corp.
0.276% due 10/25/2036		72	71
0.326% due 10/25/2036		1,000	498
Option One Mortgage Loan Trust
5.611% due 01/25/2037		1,490	773
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		1,200	1,199
Residential Asset Securities Corp.
6.228% due 04/25/2032		28	28
WaMu Asset-Backed Certificates
0.336% due 01/25/2037		1,000	362

Total Asset-Backed Securities (Cost $6,096)			6,420

SOVEREIGN ISSUES 2.3%
Australia Government Bond
4.750% due 06/15/2016	AUD	4,100	4,375
6.000% due 02/15/2017		1,300	1,467
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	256	162
10.000% due 01/01/2017		1,700	988
Qatar Government International Bond
5.250% due 01/20/2020		$500	536

Total Sovereign Issues (Cost $6,447)			7,528

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		12,358	21

Total Convertible Preferred Securities (Cost $68)			21

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
CERTIFICATES OF DEPOSIT 0.8%
Banco do Brasil S.A.
1.800% due 02/15/2014		$1,300	1,299
Itau Unibanco S.A.
0.000% due 02/06/2012		1,300	1,289

			2,588

U.S. TREASURY BILLS 0.3%
0.134% due 07/14/2011 - 08/18/2011 (d)(g)(h)		1,193	1,193

Total Short-Term Instruments (Cost $3,780)			3,781

PURCHASED OPTIONS (j) 0.6%
(Cost $1,987)			1,909

Total Investments 100.2% (Cost $329,004)			$337,068
Written Options (k) (0.2%) (Premiums $1,182)			(730)
Other Assets and Liabilities (Net) 0.0%			210

Net Assets 100.0%			$336,548

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Security becomes interest bearing at a future date.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $191 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $1,194 and cash of $14 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2011	323	$48
90-Day Eurodollar December Futures	Long	12/2011	334	221
90-Day Eurodollar March Futures	Long	03/2012	51	58
90-Day Eurodollar September Futures	Long	09/2011	133	10
Japan Government 10-Year Bond September Futures	Short	09/2011	1	(3)
U.S. Treasury 5-Year Note September Futures	Short	09/2011	670	124
U.S. Treasury 10-Year Note September Futures	Short	09/2011	216	(137)

				$321

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	(1.000%	)	06/20/2016	1.808%		$300	$11	$8	$3
Alcoa, Inc.	MSC	(1.000%	)	06/20/2016	1.808%		200	7	5	2
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.430%		800	(18)	(7)	(11)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.936%		300	(1)	0	(1)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.671%		300	(9)	(10)	1
Credit Agricole S.A.	BOA	(1.000%	)	03/20/2021	1.505%	EUR	200	11	12	(1)
Credit Agricole S.A.	CSFB	(1.000%	)	03/20/2021	1.505%		200	12	11	1
Credit Agricole S.A.	HSBC	(1.000%	)	03/20/2021	1.505%		200	11	10	1
Credit Agricole S.A.	RBS	(1.000%	)	03/20/2021	1.505%		200	12	12	0
Developers Diversified Realty Corp.	BOA	(1.000%	)	06/20/2016	1.771%		$300	11	8	3
Developers Diversified Realty Corp.	GSC	(1.000%	)	06/20/2016	1.771%		300	11	9	2
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.384%		300	9	6	3
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.329%		300	5	4	1
General Electric Capital Corp.	MSC	(1.000%	)	09/20/2016	1.329%		900	14	13	1
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.932%		300	(2)	(1)	(1)
Home Depot, Inc.	CITI	(1.000%	)	06/20/2021	0.941%		300	(1)	(1)	0
Kimco Realty Corp.	MSC	(1.000%	)	06/20/2016	1.237%		300	3	(1)	4
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.850%		300	(2)	(3)	1
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.959%		300	(1)	(2)	1
Royal Caribbean Cruises Ltd.	DUB	(1.000%	)	03/20/2016	3.135%		300	27	25	2
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.994%		600	0	5	(5)
Ryder System, Inc.	UBS	(1.000%	)	06/20/2016	1.049%		100	0	1	(1)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.370%		100	(2)	0	(2)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.195%		300	3	4	(1)
Starwood Hotels & Resorts Worldwide, Inc.	GSC	(1.000%	)	03/20/2016	1.410%		200	4	1	3
Target Corp.	MSC	(1.000%	)	06/20/2016	0.519%		300	(7)	(7)	0
Turkey Government International Bond	CITI	(1.000%	)	03/20/2021	2.208%		500	48	37	11
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.637%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.666%		300	(9)	(9)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.672%		300	(9)	(7)	(2)

								$135	$120	$15

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	3.742%	$600	$48	$26	$22
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%	600	8	(5)	13
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.676%	200	34	7	27
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%	100	17	(4)	21
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%	300	51	3	48
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%	500	7	(4)	11
France Government Bond	BOA	0.250%	03/20/2016	0.739%	1,300	(29)	(44)	15
France Government Bond	DUB	0.250%	12/20/2015	0.700%	700	(14)	(15)	1
France Government Bond	GSC	0.250%	12/20/2015	0.700%	700	(14)	(15)	1

France Government Bond	JPM	0.250%	03/20/2016	0.739%	1,400	(31)	(50)	19
France Government Bond	MSC	0.250%	03/20/2016	0.739%	1,400	(31)	(48)	17
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%	400	(26)	(26)	0

						$20	$(175)	$195

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015		$1,300	$(56)	$(4)	$(52)
CDX.HY-15 5-Year Index	BCLY	(5.000%	)	12/20/2015		3,300	(111)	(103)	(8)
CDX.HY-15 5-Year Index	BNP	(5.000%	)	12/20/2015		4,500	(152)	(146)	(6)
CDX.HY-15 5-Year Index	BOA	(5.000%	)	12/20/2015		1,300	(44)	(50)	6
CDX.HY-15 5-Year Index	DUB	(5.000%	)	12/20/2015		6,300	(212)	(122)	(90)
CDX.HY-15 5-Year Index	MSC	(5.000%	)	12/20/2015		3,300	(111)	(103)	(8)
CDX.HY-16 5-Year Index	BCLY	(5.000%	)	06/20/2016		5,900	(105)	(122)	17
CDX.HY-16 5-Year Index	BNP	(5.000%	)	06/20/2016		6,300	(112)	(146)	34
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		99	(1)	2	(3)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		2,700	(31)	28	(59)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		18,200	(216)	190	(406)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015		4,400	(41)	(31)	(10)
CDX.IG-15 5-Year Index	UBS	(1.000%	)	12/20/2015		2,100	(20)	(15)	(5)
CMBX.NA.AAA.3 Index	GSC	(0.080%	)	12/13/2049		1,700	100	240	(140)
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051		2,700	154	410	(256)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	600	(4)	(10)	6
iTraxx Europe Crossover 15 Index	DUB	(5.000%	)	06/20/2016		1,300	(83)	(113)	30
iTraxx Europe Senior Financials 15 Index	DUB	(1.000%	)	06/20/2016		1,300	42	27	15
iTraxx Europe Senior Financials 15 Index	MSC	(1.000%	)	06/20/2016		2,700	89	63	26

							$(914)	$(5)	$(909)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE.AAA.06-1 Index	CSFB	0.180%	07/25/2045	$284	$(36)	$(42)	$6
ABX.HE.AAA.06-1 Index	JPM	0.180%	07/25/2045	497	(61)	(72)	11

					$(97)	$(114)	$17

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	4,600	$(14)	$(14)	$0
Pay	1-Year BRL-CDI	11.940%	01/02/2012	JPM		1,900	0	0	0
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		24,000	56	47	9
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		400	2	3	(1)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		2,800	12	(8)	20
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,300	(1)	1	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		31,100	158	143	15
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		300	3	0	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		4,800	37	(1)	38
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UBS		11,300	2	(3)	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,200	30	5	25
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		2,300	23	0	23
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		3,500	(9)	(3)	(6)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		11,300	(30)	(5)	(25)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		5,100	9	(4)	13
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,400	11	5	6
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HSBC		3,400	3	1	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		5,800	85	33	52
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	BOA		$11,000	(251)	118	(369)
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	CITI		1,100	39	(1)	40
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	HSBC		7,700	278	(1)	279
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		9,700	(212)	(301)	89
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		53,400	(1,168)	(1,680)	512
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		600	(26)	(25)	(1)
Receive	3-Month USD-LIBOR	3.500%	12/15/2030	RBS		4,200	250	5	245
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	MSC		8,500	(81)	176	(257)
Receive	3-Month USD-LIBOR	4.000%	12/15/2040	GSC		5,400	57	49	8
Receive	3-Month USD-LIBOR	4.000%	12/15/2040	RBS		1,100	12	13	(1)
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040	BOA	EUR	800	36	0	36
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040	GSC		1,700	76	(1)	77
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040	MSC		800	35	(1)	36
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040	BOA		22,600	710	0	710
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	CSFB	JPY	110,000	(12)	(13)	1
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RBS		940,000	(103)	(116)	13
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	63,600	44	(1)	45

							$61	$(1,579)	$1,640

(j)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$125.000	08/26/2011	250	$2	$2
Call - CBOT U.S. Treasury 5-Year Note September Futures	125.500	08/26/2011	260	2	2
Put - CBOT U.S. Treasury 30-Year Bond September Futures	116.000	08/26/2011	17	8	6

				$12	$10

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		$3,900	$9	$9
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		20,200	91	28
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	180
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	4.588%	08/24/2011		1,200	7	4
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	781
Put - OTC 30-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013	EUR	3,300	410	520
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		1,900	208	299

								$1,862	$1,821

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-16 5-Year Index	BOA	Buy	100.000%	09/21/2011	$1,200	$30	$20
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	100.000%	09/21/2011	1,600	41	27
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	0.950%	12/21/2011	2,000	35	31

						$106	$78

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	RBS	JPY 95.000	07/01/2011	$6,700	$7	$0

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$132.000	08/26/2011	17	$7	$(2)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	29	17	(2)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	29	12	(23)

				$36	$(27)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$3,900	$22	$(23)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		45,500	91	(26)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	(2)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	(2)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	7.590%	12/13/2013		109,100	208	(128)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	2	(2)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,000	21	(10)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,800	18	(9)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,100	13	0
Call - OTC 10-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.400%	07/27/2011	EUR	2,700	21	(20)
Put - OTC 10-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	3.800%	07/27/2011		2,700	29	(2)
Call - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.400%	07/27/2011		2,700	21	(20)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	3.800%	07/27/2011		2,700	30	(2)

Call - OTC 10-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013	4,200	86	(65)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013	1,100	19	(17)
Call - OTC 10-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013	1,600	28	(25)
Call - OTC 10-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	3.300%	08/17/2011	5,400	56	(31)
Put - OTC 10-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Pay	3.700%	08/17/2011	5,400	52	(23)
Call - OTC 10-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013	2,700	52	(42)
Call - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.588%	08/24/2011	$1,200	8	(4)

							$790	$(457)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	08/17/2011	$6,600	$15	$(5)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.000%	09/21/2011	6,000	30	(22)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.000%	09/21/2011	8,000	39	(30)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	09/21/2011	7,100	18	(12)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011	7,100	34	(28)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	12/21/2011	10,000	36	(32)

						$172	$(129)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus CAD	BOA	CAD	0.930	08/03/2011	$5,200	$34	$(5)
Put - OTC USD versus CAD	CITI		0.930	08/03/2011	2,700	21	(3)
Put - OTC USD versus JPY	BOA	JPY	80.000	07/12/2011	4,000	51	(14)

						$106	$(22)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$14,700	$78	$(95)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(l)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
U.S. Treasury Notes	3.250%	05/31/2016	$400	$431	$(431)

(7)	Market value includes $2 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,425	07/2011	DUB	$0	$(147)	$(147)
Buy	BRL	2,655	08/2011	BCLY	30	0	30
Sell		374	08/2011	CSFB	0	(9)	(9)
Sell		2,281	08/2011	UBS	0	(41)	(41)
Sell		2,655	09/2011	BCLY	0	(29)	(29)
Buy	CAD	6,727	09/2011	DUB	133	0	133
Buy		2,748	09/2011	RBC	57	0	57
Buy	CNY	1,790	09/2011	RBS	7	0	7
Buy		1,954	11/2011	DUB	0	(3)	(3)
Buy		3,100	02/2012	BCLY	1	0	1
Buy		2,161	02/2012	BOA	1	0	1
Buy		4,529	02/2012	CITI	2	0	2
Buy		11,268	02/2012	DUB	2	(1)	1
Buy		38,141	02/2012	HSBC	0	(33)	(33)
Buy		15,682	02/2012	JPM	1	(13)	(12)
Buy		12,893	02/2012	RBS	0	(7)	(7)
Buy		3,511	02/2012	UBS	0	(1)	(1)
Buy		17,953	02/2013	DUB	2	(9)	(7)
Buy		3,588	02/2013	GSC	0	(5)	(5)
Buy		4,434	02/2013	JPM	0	(5)	(5)
Buy	EUR	1,346	07/2011	CITI	50	0	50
Sell		6,521	07/2011	CSFB	0	(83)	(83)
Buy		401	07/2011	HSBC	0	(3)	(3)
Sell		2,778	07/2011	JPM	0	(19)	(19)
Sell		2,171	07/2011	RBS	0	(19)	(19)
Sell	GBP	869	09/2011	BCLY	27	0	27
Sell		868	09/2011	CITI	29	0	29
Sell		856	09/2011	UBS	33	0	33
Buy	HKD	10,319	09/2011	CITI	0	(3)	(3)
Buy	INR	117,047	08/2011	BCLY	64	0	64
Buy		31,162	08/2011	BNP	8	0	8
Sell	JPY	669	07/2011	BCLY	0	0	0
Sell		1,288	07/2011	CITI	0	0	0
Sell		458,128	07/2011	JPM	0	(222)	(222)
Buy	KRW	6,413,077	08/2011	CITI	154	0	154
Sell		1,272,440	08/2011	CITI	0	(18)	(18)
Sell		1,338,343	08/2011	DUB	0	(20)	(20)
Sell		2,654,361	08/2011	JPM	0	(42)	(42)
Buy		2,486,541	08/2011	MSC	36	0	36
Buy	MXN	18,347	07/2011	HSBC	1	(5)	(4)
Buy		19,766	07/2011	MSC	0	(6)	(6)
Sell		38,113	07/2011	MSC	39	0	39
Buy		38,113	11/2011	MSC	0	(34)	(34)
Sell		30,109	02/2012	BCLY	3	0	3
Buy		27,228	02/2012	HSBC	100	0	100
Buy		23,827	02/2012	MSC	89	0	89
Buy	MYR	1,700	08/2011	BCLY	14	0	14
Buy		3,340	08/2011	CITI	25	0	25
Buy		6,014	08/2011	GSC	0	(6)	(6)

Buy		943	08/2011	HSBC	6	0	6
Buy		600	08/2011	JPM	4	0	4
Sell	NOK	13,635	08/2011	CITI	0	(49)	(49)
Buy		22,077	08/2011	MSC	0	(82)	(82)
Buy	SGD	1,300	09/2011	DUB	3	0	3
Buy		1,000	09/2011	GSC	2	0	2
Buy		420	09/2011	JPM	1	0	1
Buy		1,000	09/2011	RBS	10	0	10
Buy		300	09/2011	UBS	0	0	0
Buy	TWD	91,466	01/2012	BCLY	33	(9)	24

					$967	$(923)	$44

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$8,453	$0	$8,453
Corporate Bonds & Notes
Banking & Finance	0	30,328	0	30,328
Industrials	0	11,783	309	12,092
Utilities	0	1,527	0	1,527
Municipal Bonds & Notes
Alaska	0	4,389	0	4,389
Arizona	0	4,795	0	4,795
California	0	52,768	0	52,768
Colorado	0	12,394	0	12,394
District of Columbia	0	1,100	0	1,100
Florida	0	9,653	0	9,653
Georgia	0	4,185	0	4,185
Hawaii	0	864	0	864
Illinois	0	9,037	0	9,037
Indiana	0	6,890	0	6,890
Iowa	0	1,790	0	1,790
Kansas	0	397	0	397
Maryland	0	956	0	956
Massachusetts	0	8,955	0	8,955
Minnesota	0	3,234	0	3,234
Mississippi	0	1,067	0	1,067
Missouri	0	3,790	0	3,790
Nebraska	0	1,780	0	1,780
Nevada	0	2,236	0	2,236
New Hampshire	0	4,290	0	4,290
New Jersey	0	9,362	0	9,362
New York	0	32,139	0	32,139
North Carolina	0	3,148	0	3,148
Ohio	0	14,100	0	14,100
Oklahoma	0	1,714	0	1,714
Oregon	0	596	0	596
Pennsylvania	0	8,277	0	8,277
Tennessee	0	512	0	512
Texas	0	12,803	0	12,803
Utah	0	740	0	740
Virginia	0	1,178	0	1,178

Washington	0	15,106	0	15,106
West Virginia	0	145	0	145
Wisconsin	0	1,047	0	1,047
U.S. Government Agencies	0	1,236	0	1,236
U.S. Treasury Obligations	0	17,456	0	17,456
Mortgage-Backed Securities	0	10,880	0	10,880
Asset-Backed Securities	0	6,420	0	6,420
Sovereign Issues	0	7,528	0	7,528
Convertible Preferred Securities
Banking & Finance	21	0	0	21
Short-Term Instruments
Certificates of Deposit	0	2,588	0	2,588
U.S. Treasury Bills	0	1,193	0	1,193
Purchased Options
Credit Contracts	0	78	0	78
Foreign Exchange Contracts	0	0	0	0
Interest Rate Contracts	0	1,831	0	1,831
	$21	$336,738	$309	$337,068

Short Sales, at value	$0	$(431)	$0	$(431)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	386	0	386
Foreign Exchange Contracts	0	967	0	967
Interest Rate Contracts	461	2,302	0	2,763
	$461	$3,655	$0	$4,116

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,197)	0	(1,197)
Foreign Exchange Contracts	0	(945)	0	(945)
Interest Rate Contracts	(140)	(1,146)	(95)	(1,381)

	$(140)	$(3,288)	$(95)	$(3,523)

Totals	$342	$336,674	$214	$337,230

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$324	$0	$(10)	$0	$0	$(5)	$0	$0	$309	$(3)
Asset-Backed Securities	1,398	0	(200)	0	0	1	0	(1,199)	0	0

	$1,722	$0	$(210)	$0	$0	$(4)	$0	$(1,199)	$309	$(3)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(123)	$0	$0	$0	$0	$28	$0	$0	$(95)	$28

Totals	$1,599	$0	$(210)	$0	$0	$24	$0	$(1,199)	$214	$25

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUSTM Short Strategy Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.2%
BANKING & FINANCE 16.2%
Barclays Bank PLC
0.420% due 03/23/2017		$200	$195
Citigroup, Inc.
5.500% due 04/11/2013		100	106
Dexia Credit Local
0.652% due 03/05/2013		150	150
FIH Erhvervsbank A/S
0.510% due 08/17/2012		150	151
HSBC Bank PLC
1.625% due 07/07/2014 (a)		200	201
ING Bank NV
1.652% due 06/09/2014		200	200
JPMorgan Chase & Co.
1.074% due 01/24/2014		100	100
Metropolitan Life Global Funding I
1.370% due 09/17/2012		100	101
Morgan Stanley
2.761% due 05/14/2013		100	103
NIBC Bank NV
0.633% due 12/02/2014		150	150
SLM Corp.
4.432% due 12/15/2014		84	80
4.482% due 06/15/2015		22	21
Stadshypotek AB
0.796% due 09/30/2013		100	100
Stone Street Trust
5.902% due 12/15/2015		100	105
Wachovia Bank N.A.
0.653% due 11/03/2014		100	98

Total Corporate Bonds & Notes (Cost $1,842)			1,861

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
6.318% due 06/15/2027		100	105
Freddie Mac
0.787% due 12/15/2037		110	111
NCUA Guaranteed Notes
0.750% due 12/08/2020		95	96

Total U.S. Government Agencies (Cost $311)			312

MORTGAGE-BACKED SECURITIES 7.4%
Bear Stearns Adjustable Rate Mortgage Trust
3.069% due 01/25/2035		353	314
DBUBS Mortgage Trust
3.386% due 07/10/2044		100	100
Gosforth Funding PLC
2.286% due 04/24/2047	GBP	100	161
Mellon Residential Funding Corp.
0.927% due 09/15/2030		$222	186
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 06/25/2033		85	84

Total Mortgage-Backed Securities (Cost $861)			845

ASSET-BACKED SECURITIES 1.1%
Driver One GmbH
2.002% due 02/21/2017	EUR	91	132

Total Asset-Backed Securities (Cost $131)			132

SHORT-TERM INSTRUMENTS 94.9%
CERTIFICATES OF DEPOSIT 1.7%
Abbey National Treasury Services PLC
1.602% due 06/10/2013		$200	200

REPURCHASE AGREEMENTS 59.2%
Banc of America Securities LLC
0.010% due 07/01/2011		100	100
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $104. Repurchase proceeds are $100.)
Barclays Capital, Inc.
0.010% due 07/01/2011		2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $2,544. Repurchase proceeds are $2,500.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		3,400	3,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $3,471. Repurchase proceeds are $3,400.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		810	810
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $105 and U.S. Treasury Notes 3.125% due 04/30/2017 valued at $725. Repurchase proceeds are $810.)

			6,810

SHORT-TERM NOTES 1.8%
Fannie Mae
0.080% due 07/21/2011		100	100
Freddie Mac
0.085% due 07/06/2011		100	100

			200

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 32.2%
		369,728	3,704

Total Short-Term Instruments (Cost $10,915)			10,914

PURCHASED OPTIONS (e) 0.1%
(Cost $8)			7

Total Investments 122.4% (Cost $14,068)			$14,071

Written Options (f) (0.1%) (Premiums $14)			(11)
Other Assets and Liabilities (Net) (22.3%)			(2,561)

Net Assets 100.0%			$11,499

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Affiliated to the Fund.

(c)	Cash of $7 has been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2012	1	$1
90-Day Eurodollar September Futures	Long	09/2011	3	1
90-Day Eurodollar September Futures	Long	09/2012	1	0
				$2

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	$100	$0	$0	$0

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
France Government Bond	BCLY	0.250%	12/20/2015	0.700%	$100	$(2)	$(2)	$0
France Government Bond	BOA	0.250%	12/20/2015	0.700%	100	(1)	(2)	1

						$(3)	$(4)	$1

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	MSC	$200	$(5)	$1	$(6)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	13,512	3-Month USD-LIBOR plus a specified spread	$4,270	07/27/2011	GSC	$0
Pay	DJUBSTR Index	34,143	3-Month USD-LIBOR plus a specified spread	10,790	07/27/2011	MSC	0
Receive	DJUBSTR Index	11,708	3-Month USD-LIBOR plus a specified spread	3,700	07/27/2011	MSC	0
							$0

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance (6)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.041	09/29/2011	JPM	$50	$1	$0	$1
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM	10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.034	12/05/2011	MSC	100	0	0	0
Pay	NYMEX WTI Crude August Futures	0.123	07/15/2011	DUB	10	0	0	0
Pay	NYMEX WTI Crude August Futures	0.126	07/15/2011	SOG	20	1	0	1
Pay	NYMEX WTI Crude August Futures	0.141	07/15/2011	DUB	20	1	0	1

						$3	$0	$3

(6)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(e)	Purchased options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	1	$7	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$100	$1	$1
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	100	0	0

							$1	$1

(f)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	1	$8	$(7)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	2	$1	$0
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	2	1	(2)

				$2	$(2)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$200	$0	$0
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	(2)

							$4	$(2)

(g)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	94	07/2011	BCLY	$1	$0	$1
Sell	GBP	100	09/2011	BNP	0	0	0

					$1	$0	$1

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,660	$201	$1,861
U.S. Government Agencies	0	216	96	312
Mortgage-Backed Securities	0	845	0	845
Asset-Backed Securities	0	132	0	132
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Repurchase Agreements	0	6,810	0	6,810
Short-Term Notes	0	200	0	200
PIMCO Short-Term Floating NAV Portfolio	3,704	0	0	3,704
Purchased Options
Commodity Contracts	0	6	0	6
Interest Rate Contracts	0	1	0	1
	$3,704	$10,070	$297	$14,071

Financial Derivative Instruments (7) - Assets
Commodity Contracts	0	1	2	3
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	1	0	1
Interest Rate Contracts	2	0	0	2
	$2	$3	$2	$7
Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(7)	0	(7)
Interest Rate Contracts	0	(10)	0	(10)

	$0	$(17)	$0	$(17)

Totals	$3,706	$10,056	$299	$14,061

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$200	$0	$0	$0	$1	$0	$0	$201	$1
U.S. Government Agencies	98	0	(2)	0	0	0	0	0	96	0
	$98	$200	$(2)	$0	$0	$1	$0	$0	$297	$1
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0	$0	$0	$0	$2	$0	$0	$2	$2
Totals	$98	$200	$(2)	$0	$0	$3	$0	$0	$299	$3

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUSTM Strategy Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		$998	$995
NRG Energy, Inc.
3.500% due 07/01/2018		3,000	3,004

Total Bank Loan Obligations (Cost $3,990)			3,999

CORPORATE BONDS & NOTES 28.3%
BANKING & FINANCE 25.5%
American Express Bank FSB
5.500% due 04/16/2013		500	535
American Express Co.
7.250% due 05/20/2014		3,300	3,776
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,019
3.750% due 11/30/2013		9,500	9,723
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,270
Banco do Brasil S.A.
3.007% due 07/02/2014		4,000	3,991
4.500% due 01/22/2015		900	943
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,042
Banco Santander Brasil S.A.
2.346% due 03/18/2014		9,900	9,958
BBVA Bancomer S.A.
4.500% due 03/10/2016		11,700	11,963
BNP Paribas S.A.
0.452% due 12/09/2016		3,200	3,146
Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,864
2.125% due 04/22/2013		9,600	9,746
Citigroup, Inc.
0.522% due 06/09/2016		2,000	1,841
1.733% due 01/13/2014		6,000	6,043
6.000% due 12/13/2013		2,760	3,002
6.500% due 08/19/2013		2,000	2,176
7.375% due 06/16/2014	EUR	1,100	1,756
Commonwealth Bank of Australia
0.975% due 03/17/2014		$6,900	6,930
2.900% due 09/17/2014		1,000	1,048
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,043
Credit Agricole S.A.
1.724% due 01/21/2014		10,800	10,957
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,362
DanFin Funding Ltd.
0.976% due 07/16/2013		7,000	7,002
Dexia Credit Local
0.652% due 03/05/2013		4,000	3,991
Dexia Credit Local S.A.
2.750% due 04/29/2014		1,000	1,015
FIH Erhvervsbank A/S
0.510% due 08/17/2012		3,800	3,817
1.750% due 12/06/2012		11,660	11,854
2.000% due 06/12/2013		5,410	5,532
Goldman Sachs Group, Inc.
1.268% due 02/07/2014		5,000	4,962
1.776% due 05/18/2015	EUR	4,000	5,516
4.750% due 07/15/2013		$5,000	5,280
HSBC Bank PLC
1.625% due 07/07/2014 (a)		13,800	13,826
HSBC Finance Corp.
0.528% due 01/15/2014		18,000	17,717
ING Bank NV
1.652% due 06/09/2014		6,400	6,426
3.900% due 03/19/2014		1,700	1,829
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,260
JPMorgan Chase & Co.
1.074% due 01/24/2014		500	502
LeasePlan Corp. NV
3.000% due 05/07/2012		8,700	8,895
Lloyds TSB Bank PLC
2.624% due 01/24/2014		5,700	5,784
Macquarie Bank Ltd.
2.600% due 01/20/2012		15,300	15,492
3.300% due 07/17/2014		1,900	2,019
Merrill Lynch & Co., Inc.
1.799% due 07/22/2014	EUR	10,000	14,129
5.450% due 02/05/2013		$3,000	3,183
6.050% due 08/15/2012		4,600	4,843
Morgan Stanley
1.760% due 03/01/2013	EUR	2,300	3,299
1.874% due 01/24/2014		$15,800	15,923
2.761% due 05/14/2013		3,400	3,493
Nationwide Building Society
2.500% due 08/17/2012		1,300	1,329
5.500% due 07/18/2012		10,000	10,432
New York Life Global Funding
1.614% due 12/20/2013	EUR	800	1,137
NIBC Bank NV
0.633% due 12/02/2014		$7,050	7,064
Pacific Life Global Funding
5.150% due 04/15/2013		500	533
Regions Financial Corp.
0.416% due 06/26/2012		5,400	5,250
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		16,000	16,306
5.250% due 05/15/2013	EUR	1,500	2,254
Royal Bank of Scotland NV
0.952% due 03/09/2015		$2,000	1,834
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	458
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		3,100	3,101
SLM Corp.
0.504% due 10/25/2011		650	647
1.670% due 11/15/2011	EUR	950	1,366
5.050% due 11/14/2014		$9,700	9,703
6.250% due 01/25/2016		2,000	2,076
Stadshypotek AB
0.796% due 09/30/2013		4,400	4,399
State Bank of India
4.500% due 07/27/2015		2,000	2,053
Swedbank AB
2.800% due 02/10/2012		11,000	11,160
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,869
Wachovia Bank N.A.
0.653% due 11/03/2014		$2,600	2,558
Waha Aerospace BV
3.925% due 07/28/2020		1,900	1,928

			365,180

INDUSTRIALS 1.5%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	526
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,393
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,848
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	541
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018		494	515
7.111% due 03/18/2013		1,000	1,011
Devon Financing Corp. ULC
6.875% due 09/30/2011		1,000	1,015
Dow Chemical Co.
7.600% due 05/15/2014		2,000	2,320
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	315
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	562
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	639
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	418
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,500	1,620
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,575
Petroleos Mexicanos
4.875% due 03/15/2015		400	435
Rohm and Haas Co.
5.600% due 03/15/2013		1,030	1,104
Teva Pharmaceutical Finance III LLC
0.646% due 12/19/2011		1,000	1,002
Time Warner Cable, Inc.
5.400% due 07/02/2012		2,800	2,928
UnitedHealth Group, Inc.
4.875% due 04/01/2013		1,000	1,061

			21,828

UTILITIES 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		200	214
BP Capital Markets PLC
2.750% due 02/27/2012		400	406
3.625% due 05/08/2014		1,900	1,998
5.250% due 11/07/2013		5,800	6,286
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	234
Columbus Southern Power Co.
0.645% due 03/16/2012		500	501
Crown Castle Towers LLC
4.174% due 08/15/2037		1,000	1,017
Duke Energy Carolinas LLC
5.625% due 11/30/2012		500	533
6.250% due 01/15/2012		540	556
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	478
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,761
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,100	2,308
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		240	264
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		500	549
TNK-BP Finance S.A.
6.250% due 02/02/2015		400	437
7.500% due 03/13/2013		500	545

			18,087

Total Corporate Bonds & Notes (Cost $397,790)			405,095

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.176% due 07/26/2012 (e)(g)		42,000	42,032
0.866% due 02/25/2041		4,073	4,109
3.800% due 03/01/2016		14,500	14,582
Freddie Mac
0.787% due 12/15/2037		10,998	11,089
NCUA Guaranteed Notes
0.750% due 12/08/2020		2,002	2,014
Overseas Private Investment Corp.
0.000% due 07/12/2016 - 06/10/2018		900	1,163
Small Business Administration
4.504% due 02/10/2014		55	57
4.840% due 05/01/2025		817	874
5.160% due 02/01/2028		305	328
5.310% due 05/01/2027		851	929
5.490% due 03/01/2028		291	317
5.510% due 11/01/2027		277	304
5.820% due 06/01/2026		907	997
6.020% due 08/01/2028		150	168
6.770% due 11/01/2028		843	951
8.500% due 01/01/2015		166	169

Total U.S. Government Agencies (Cost $79,877)			80,083

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (c)
1.125% due 01/15/2021 (e)(g)		4,831	5,016
1.375% due 01/15/2020 (e)		1,248	1,338
U.S. Treasury Notes
0.500% due 11/30/2012 (g)		10,400	10,426

Total U.S. Treasury Obligations (Cost $16,713)			16,780

MORTGAGE-BACKED SECURITIES 12.9%
Adjustable Rate Mortgage Trust
4.815% due 07/25/2035		1,720	1,498
Arkle Master Issuer PLC
0.350% due 02/17/2052		2,000	1,996
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		206	199
5.802% due 06/10/2049		206	212
Banc of America Funding Corp.
5.498% due 05/20/2036		2,700	2,123
Banc of America Large Loan, Inc.
0.697% due 08/15/2029		2,079	1,919
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		1,084	1,078
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 04/25/2034		1,663	1,507
3.069% due 01/25/2035		1,765	1,568
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		309	199
Chase Mortgage Finance Corp.
2.886% due 02/25/2037		1,029	918
4.625% due 02/25/2034		1,038	1,054
5.500% due 12/25/2022		2,130	2,136
Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		4,813	4,473
4.900% due 12/25/2035		1,409	1,313
5.340% due 08/25/2035		4,299	4,161
Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		1,160	1,112
0.287% due 12/15/2020		780	759
Countrywide Home Loan Mortgage Pass-Through Trust
2.962% due 11/20/2034		2,141	1,773
Credit Suisse First Boston Mortgage Securities Corp.
2.498% due 04/25/2034		239	227
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		5,611	5,452
0.357% due 10/15/2021		9,980	9,416
5.905% due 06/15/2039		903	921
DECO Series
1.022% due 10/27/2014	GBP	3,500	5,430
Deutsche Mortgage Securities, Inc.
5.225% due 06/26/2035		$5,000	4,816
European Loan Conduit
1.570% due 05/15/2019	EUR	2,072	2,761
First Horizon Alternative Mortgage Securities
2.370% due 04/25/2035		$1,668	1,375
Fosse Master Issuer PLC
1.619% due 10/18/2054		7,000	6,990
Granite Master Issuer PLC
0.446% due 12/20/2054		8,330	7,897
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		2,000	2,088
GS Mortgage Securities Corp. II
1.535% due 03/06/2020		8,000	7,778
2.146% due 03/06/2020		2,700	2,667
3.849% due 12/10/2043		5,631	5,766
GSR Mortgage Loan Trust
2.757% due 11/25/2035		2,305	2,150
2.794% due 09/25/2035		9,830	9,489
Harborview Mortgage Loan Trust
0.496% due 11/19/2035		2,462	1,614
0.526% due 06/20/2035		1,672	1,342
Holmes Master Issuer PLC
1.628% due 10/15/2054		5,000	5,012
Indymac INDA Mortgage Loan Trust
5.156% due 11/25/2035		1,978	1,762
JPMorgan Mortgage Trust
5.359% due 07/25/2035		1,920	1,888
MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		1,500	1,440
Mellon Residential Funding Corp.
0.927% due 09/15/2030		739	620
Merrill Lynch Floating Trust
0.728% due 07/09/2021		4,899	4,709
Merrill Lynch Mortgage Investors, Inc.
2.624% due 06/25/2035		2,146	1,849
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		254	228
2.192% due 12/25/2034		259	254
4.250% due 10/25/2035		291	243
5.665% due 05/25/2036		351	332
Morgan Stanley Capital I
0.406% due 05/24/2043		1,429	1,399
5.610% due 04/15/2049		1,916	1,970
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		3,085	3,002
Morgan Stanley Re-REMIC Trust
5.992% due 08/15/2045		1,000	1,095
Permanent Master Issuer PLC
0.358% due 10/15/2033		7,400	7,366
0.388% due 07/15/2033		2,000	1,975
RBSSP Resecuritization Trust
2.214% due 07/26/2045		5,946	5,799
3.406% due 12/26/2036		812	814
Residential Accredit Loans, Inc.
0.486% due 01/25/2035		1,956	1,600
Structured Adjustable Rate Mortgage Loan Trust
2.540% due 06/25/2034		4,233	3,911
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037		2,259	2,204
6.043% due 09/25/2037		3,252	3,243
Vornado DP LLC
2.970% due 09/13/2028		1,876	1,853
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		2,108	2,129
WaMu Mortgage Pass-Through Certificates
1.348% due 01/25/2046		2,480	1,966
2.722% due 10/25/2035		10,600	8,863
Wells Fargo Mortgage-Backed Securities Trust
2.800% due 03/25/2035		1,512	1,436
4.981% due 12/25/2034		206	197
5.000% due 06/25/2033		424	418
5.000% due 03/25/2036		211	196
5.254% due 05/25/2035		1,916	1,847
5.500% due 12/25/2035		1,089	1,093
5.620% due 04/25/2036		4,400	4,128

Total Mortgage-Backed Securities (Cost $186,727)			185,018

ASSET-BACKED SECURITIES 8.7%
AMMC CDO
0.482% due 05/03/2018		1,500	1,468
Armstrong Loan Funding Ltd.
1.273% due 08/01/2016		2,837	2,764
BA Credit Card Trust
0.207% due 03/15/2014		500	500
Babson CLO Ltd.
0.581% due 11/15/2016		1,012	989
Ballyrock CDO Ltd.
0.790% due 11/20/2015		998	984
Callidus Debt Partners Fund Ltd.
0.536% due 04/17/2020		498	481
Citibank Omni Master Trust
2.287% due 05/16/2016		25,460	25,772
2.937% due 08/15/2018		21,300	22,410
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		51	54
Countrywide Asset-Backed Certificates
0.576% due 11/25/2034		2,300	2,011
Duane Street CLO
0.518% due 11/08/2017		873	844
EFS Volunteer LLC
1.124% due 10/26/2026		1,744	1,741
Foxe Basin CLO Ltd.
1.147% due 12/15/2015		227	226
Galaxy CLO Ltd.
0.556% due 04/17/2017		2,860	2,786
Gallatin Funding Ltd.
0.511% due 08/15/2017		2,980	2,859
Gulf Stream Compass CLO Ltd.
0.638% due 07/15/2016		270	266
Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	2,858	3,938
Harvest CLO S.A.
2.003% due 03/29/2017		302	418
Katonah Ltd.
0.566% due 09/20/2016		$2,245	2,190
Massachusetts Educational Financing Authority
1.224% due 04/25/2038		5,346	5,326
MBNA Credit Card Master Note Trust
5.600% due 07/17/2014	EUR	1,800	2,662
Navigare Funding CLO Ltd.
0.520% due 05/20/2019		$2,500	2,433
Navigator CDO Ltd.
5.601% due 11/15/2015		2,000	2,022

Nelnet Student Loan Trust
1.054% due 07/27/2048		4,553	4,580
Park Place Securities, Inc.
0.836% due 10/25/2034		200	157
PF Export Receivables Master Trust
6.436% due 06/01/2015		161	171
Sagamore CLO Ltd.
0.818% due 10/15/2015		2,675	2,624
SLC Student Loan Trust
0.247% due 03/15/2018		36	36
SLM Student Loan Trust
0.274% due 07/25/2017		765	760
0.384% due 04/25/2017		828	827
0.774% due 10/25/2017		1,000	1,002
1.774% due 04/25/2023		239	246
2.107% due 08/15/2016		776	777
3.500% due 08/17/2043		4,654	4,666
4.500% due 11/16/2043		9,493	9,158
6.187% due 07/15/2042		10,571	10,065
Veer Loan Opportunities Fund Ltd.
1.675% due 07/19/2017		855	849
Venture CDO Ltd.
0.504% due 01/20/2022		3,400	3,176
Wind River CLO Ltd.
0.576% due 12/19/2016		770	743

Total Asset-Backed Securities (Cost $124,888)			124,981

SOVEREIGN ISSUES 1.8%
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,652
8.125% due 01/21/2014		500	574
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	13,700	19,754
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)		720	1,036
Korea Development Bank
4.375% due 08/10/2015		$400	420
8.000% due 01/23/2014		500	569
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,556

Total Sovereign Issues (Cost $25,023)			25,561

SHORT-TERM INSTRUMENTS 38.7%
CERTIFICATES OF DEPOSIT 1.8%
Banco Bradesco S.A.
0.000% due 03/23/2012		9,800	9,760
1.955% due 01/24/2013		5,000	5,041
Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		9,400	9,400
Itau Unibanco S.A.
0.000% due 07/07/2011		1,000	1,000

			25,201

COMMERCIAL PAPER 0.4%
Vodafone Group PLC
0.880% due 01/19/2012		5,600	5,585

REPURCHASE AGREEMENTS 8.2%
Barclays Capital, Inc.
0.010% due 07/01/2011		1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $1,018. Repurchase proceeds are $1,000.)
BNP Paribas Securities Corp.
0.050% due 07/01/2011		100,000	100,000
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 0.156% due 08/01/2013 valued at $102,096. Repurchase proceeds are $100,003.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011		13,600	13,600
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $13,905. Repurchase proceeds are $13,600.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		3,102	3,102
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $3,170. Repurchase proceeds are $3,102.)

			117,702

SHORT-TERM NOTES 3.4%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		5,300	5,256
Fannie Mae
0.070% due 10/03/2011		17,600	17,599
Freddie Mac
0.050% due 07/13/2011		19,100	19,100
0.060% due 07/21/2011		5,900	5,899
Pacific Gas & Electric Co.
0.870% due 10/11/2011		300	300

			48,154

U.S. TREASURY BILLS 6.6%
0.137% due 07/07/2011 - 09/22/2011 (b)(e)(g)		94,481	94,470

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 18.3%
		26,187,906	262,377

Total Short-Term Instruments (Cost $553,336)			553,489

PURCHASED OPTIONS (i) 0.7%
(Cost $9,787)			9,384

Total Investments 98.1% (Cost $1,398,131)			$1,404,390
Written Options (j) (0.7%) (Premiums $11,429)			(10,534)
Other Assets and Liabilities (Net) 2.6%			37,165

Net Assets 100.0%			$1,431,021

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $21,333 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $20,999 at a weighted average interest rate of -1.000%. On June 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $18,290 and cash of $9 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	88	$29
90-Day Eurodollar December Futures	Long	12/2012	84	(5)
90-Day Eurodollar March Futures	Long	03/2012	130	89
90-Day Eurodollar March Futures	Long	03/2013	82	(47)
90-Day Eurodollar September Futures	Long	09/2011	270	43
90-Day Eurodollar September Futures	Long	09/2012	26	14
Aluminum September Futures	Short	09/2011	42	(32)
Corn December Futures	Short	12/2011	883	2,025
Cotton No.2 December Futures	Short	12/2011	41	132
Cotton No.2 March Futures	Long	03/2012	41	(190)
Euro-Mill Wheat November Futures	Long	11/2011	2,151	(5,394)
Euro-Mill Wheat November Futures	Long	11/2012	931	(1,160)
Nickel September Futures	Short	09/2011	20	(153)
Red Wheat December Futures	Long	12/2011	164	(1,149)
Soybean January Futures	Short	01/2012	905	2,289
Soybean March Futures	Long	03/2012	1,281	(3,161)
Soybean November Futures	Short	11/2011	79	333
Wheat December Futures	Long	12/2011	386	(3,878)
Wheat December Futures	Short	12/2011	1,235	13,265
Wheat December Futures	Long	12/2012	31	(251)
Wheat December Futures	Short	12/2012	197	1,192
Wheat July Futures	Short	07/2012	600	4,864
Wheat March Futures	Short	03/2012	37	334
Wheat May Futures	Long	05/2012	74	(619)
Wheat September Futures	Long	09/2012	331	(2,336)
WTI Crude August Futures	Short	07/2011	1	0
Zinc September Futures	Long	09/2011	93	255

				$6,489

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	0.504%	$1,800	$(12)	$5	$(17)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.653%	2,000	(26)	(4)	(22)

							$(38)	$1	$(39)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	12/20/2015	0.700%	$4,700	$(91)	$(125)	$34
France Government Bond	CITI	0.250%	12/20/2015	0.700%	500	(10)	(14)	4
France Government Bond	JPM	0.250%	12/20/2015	0.700%	4,200	(81)	(84)	3
France Government Bond	RBS	0.250%	12/20/2015	0.700%	1,000	(19)	(19)	0
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%	200	2	4	(2)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%	2,100	19	45	(26)

Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		6,300	42	0	42
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		400	4	9	(5)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		1,500	6	(19)	25
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		1,000	(12)	(32)	20
Republic of Italy Government Bond	DUB	1.000%	12/20/2015	1.631%		400	(11)	(14)	3
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	50,000	(113)	(95)	(18)
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		$3,300	67	77	(10)

							$(197)	$(267)	$70

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC	BRL	19,500	$(51)	$(11)	$(40)
Pay	1-Year BRL-CDI	11.620%	01/02/2012	HSBC		65,000	306	252	54
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		160,000	63	(8)	71
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		243,300	982	738	244
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	BOA		$132,000	(3,223)	(2,918)	(305)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CITI		100	(2)	1	(3)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	MSC		42,700	(1,043)	268	(1,311)

							$(2,968)	$(1,678)	$(1,290)

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(668.15)	11/28/2011	DUB	625	$297	$0	$297
Receive	CBOT Soybean November Futures	1348.6	10/27/2011	DUB	250	(137)	0	(137)
Pay	CBOT Wheat December Futures	(860.00)	10/19/2012	DUB	550	506	0	506
Pay	CBOT Wheat December Futures	(880.00)	10/19/2012	DUB	365	408	0	408
Pay	CBOT Wheat December Futures	(898.00)	10/19/2012	DUB	185	240	0	240
Receive	CBOT Wheat December Futures	845.5	11/29/2012	DUB	100	(78)	0	(78)
Pay	CBOT Wheat July Futures	(810.00)	06/28/2012	DUB	100	82	0	82
Receive	HOCL1 Index	(8.70)	12/31/2013	MSC	120	(20)	0	(20)
Pay	HOCL1 Index	9.4	12/31/2013	MSC	60	(31)	0	(31)
Pay	HOCL1 Index	9.45	12/31/2013	MSC	156	(89)	0	(89)
Pay	HOCL1 Index	9.55	12/31/2013	MSC	111	(74)	0	(74)
Pay	HOCL1 Index	9.8	12/31/2013	MSC	99	(91)	0	(91)
Pay	HOCL1 Index	10.6	12/31/2013	MSC	180	(307)	0	(307)
Pay	ICE Brent Crude December Futures	(105.70)	12/31/2011	MSC	126	(886)	0	(886)
Pay	ICE Brent Crude December Futures	(111.70)	12/31/2012	MSC	300	(33)	0	(33)
Pay	ICE Gas Oil December Futures	(19.10)	12/31/2013	MSC	60	138	0	138
Pay	ICE Gas Oil December Futures	(19.40)	12/31/2013	MSC	99	257	0	257
Pay	ICE Gas Oil December Futures	(19.45)	12/31/2013	MSC	156	413	0	413
Pay	ICE Gas Oil December Futures	(19.55)	12/31/2013	MSC	111	305	0	305
Pay	ICE Gas Oil December Futures	(20.30)	12/31/2013	MSC	180	628	0	628
Receive	ICE Gas Oil December Futures	17.8	12/31/2013	MSC	120	(123)	0	(123)
Receive	LME Lead August Futures	2218.5	08/15/2011	JPM	1	580	0	580
Receive	LME Lead December Futures	2304	12/19/2011	JPM	2	465	0	465
Receive	LME Lead December Futures	2320	12/19/2011	JPM	2	889	0	889
Receive	LME Lead January Futures	2225	01/16/2012	CSFB	3	1,507	0	1,507
Receive	LME Lead January Futures	2246	01/16/2012	CITI	5	2,144	153	1,991
Receive	LME Lead January Futures	2390	01/16/2012	JPM	0	43	0	43

Receive	NYMEX Natural Gas December Futures		7.2	12/31/2019	DUB	660	51	0	51
Pay	NYMEX WTI Crude December Futures		(99.70)	11/17/2011	MSC	131	290	0	290
Pay	NYMEX WTI Crude December Futures		(102.00)	11/17/2011	MSC	104	469	0	469
Receive	NYMEX WTI Crude December Futures		97.4	11/17/2011	MSC	235	20	0	20
Pay	NYMEX WTI Crude December Futures		(100.00)	11/15/2012	MSC	470	(370)	0	(370)
Receive	NYMEX WTI Crude December Futures		98.4	11/15/2012	MSC	262	621	0	621
Receive	NYMEX WTI Crude December Futures		100.3	11/15/2012	MSC	208	102	0	102
Pay	NYMEX WTI Crude December Futures		(96.45)	11/19/2013	MSC	131	(598)	0	(598)
Pay	NYMEX WTI Crude December Futures		(97.95)	11/19/2013	MSC	104	(321)	0	(321)
Pay	NYMEX WTI Crude December Futures		(100.30)	11/19/2013	CITI	170	(133)	0	(133)
Receive	NYMEX WTI Crude December Futures		100.105	11/19/2013	MSC	235	229	0	229
Receive	NYMEX WTI Crude December Futures		99.82	11/19/2014	CITI	170	126	0	126
Pay	NYMEX WTI Crude March Futures		(101.25)	02/17/2012	MSC	50	127	0	127
Pay	NYMEX WTI Crude March Futures		(101.40)	02/17/2012	MSC	100	268	0	268
Receive	NYMEX WTI Crude March Futures		102	02/19/2013	MSC	50	(57)	0	(57)
Receive	NYMEX WTI Crude March Futures		102.1	02/19/2013	MSC	100	(124)	0	(124)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	EUR	209	10/19/2012	DUB	15	(586)	0	(586)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		213	10/19/2012	DUB	10	(447)	0	(447)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		219	10/19/2012	DUB	8	(399)	0	(399)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		222	10/19/2012	DUB	5	(287)	0	(287)
Receive	USCRLLSS Index		$105.2	12/31/2011	MSC	126	743	0	743
Receive	USCRLLSS Index		111.45	12/31/2012	MSC	300	91	0	91

							$6,848	$153	$6,695

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	5,020	3-Month USD-LIBOR plus a specified spread	$31,090	07/27/2011	BCLY	$431
Pay (6)	SPGCILP Index	47,168	0.000%	13,078	07/27/2011	CITI	(502)
Receive	CSIXTR Index	88,537	3-Month USD-LIBOR plus a specified spread	548,350	07/27/2011	CSFB	7,613
Pay (6)	DJUBSHG Index	130,673	0.000%	57,191	07/27/2011	CSFB	(2,429)
Receive (6)	SPGCICP Index	71,488	0.000%	57,696	07/27/2011	CSFB	2,267
Pay (6)	SPGCILP Index	31,602	0.000%	8,762	07/27/2011	CSFB	(337)
Receive	CSIXTR Index	67,611	3-Month USD-LIBOR plus a specified spread	418,750	07/27/2011	GSC	5,813
Receive	CSIXTR Index	64,773	3-Month USD-LIBOR plus a specified spread	401,552	07/27/2011	JPM	5,569
Receive	DJUBSF1T Index	908,839	3-Month USD-LIBOR plus a specified spread	520,230	07/27/2011	JPM	2,977
Receive	DJUBSF3T Index	318,838	3-Month USD-LIBOR plus a specified spread	215,970	07/27/2011	JPM	857
Pay (6)	DJUBSLH Index	467,981	0.000%	4,762	07/27/2011	JPM	35
Receive (6)	DJUBSLH3 Index	27,689	0.000%	4,943	07/27/2011	JPM	(73)
Pay	DJUBSTR Index	2,327,485	3-Month USD-LIBOR plus a specified spread	735,540	07/27/2011	JPM	(3)
Pay (6)	SPGCILP Index	48,583	0.000%	13,470	07/27/2011	JPM	(517)
Pay	DJUBHGTR Index	34,928	3-Month USD-LIBOR plus a specified spread	30,730	07/27/2011	MSC	(1,306)
Receive	MOTC3112 Index	5,642	3-Month USD-LIBOR plus a specified spread	31,028	07/27/2011	MSC	1,221

							$21,616

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$0.102	11/10/2011	DUB	$8,000	$12	$0	$12
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB	8,800	75	0	75
Pay	ICE Brent Crude October Futures	0.109	09/12/2011	DUB	7,000	51	0	51
Pay	ICE Brent Crude October Futures	0.116	09/12/2011	DUB	7,000	92	0	92
Pay	London Gold Market Fixing Ltd. PM	0.081	07/07/2011	GSC	13,000	796	0	796
Pay	London Gold Market Fixing Ltd. PM	0.041	09/29/2011	JPM	23,333	328	0	328
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM	11,050	103	0	103
Pay	London Gold Market Fixing Ltd. PM	0.034	12/05/2011	MSC	7,322	21	0	21
Pay	NYMEX WTI Crude August Futures	0.123	07/15/2011	DUB	2,470	58	0	58
Pay	NYMEX WTI Crude August Futures	0.126	07/15/2011	SOG	4,690	168	0	168
Pay	NYMEX WTI Crude August Futures	0.133	07/15/2011	DUB	610	27	0	27
Pay	NYMEX WTI Crude August Futures	0.141	07/15/2011	DUB	4,920	339	0	339
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB	8,000	(56)	0	(56)
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB	8,800	(123)	0	(123)
Pay	NYMEX WTI Crude December Futures	0.106	11/15/2011	MLP	10,736	21	0	21
Pay	NYMEX WTI Crude January Futures	0.096	12/15/2011	GSC	26,100	(295)	0	(295)

Receive	NYMEX WTI Crude October Futures	0.109	09/12/2011	DUB	7,000	(68)	0	(68)
Receive	NYMEX WTI Crude October Futures	0.116	09/12/2011	DUB	7,000	(119)	0	(119)
Receive	S&P GSCI Crude Oil Index	0.118	11/15/2011	MLP	10,190	(92)	0	(92)
Receive	S&P GSCI Crude Oil Index	0.107	12/15/2011	GSC	24,720	116	0	116

						$1,454	$0	$1,454

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Gold December Futures	JPM	$1,200.000	11/22/2011	25	$50	$6
Call - OTC WTI Crude December Futures	CSFB	120.000	11/17/2014	250	2,000	2,503
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	291	2,095	1,711
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	49	342	288
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	300	1,830	1,701
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	165	1,320	1,297
Call - OTC WTI Crude December Futures	UBS	130.000	11/15/2013	250	1,870	1,470

					$9,507	$8,976

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$49,200	$167	$258
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	28,600	113	150

							$280	$408

(j)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	CSFB	$126.000	11/10/2014	250	$2,075	$(2,725)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	291	2,174	(1,958)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	49	353	(330)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	300	1,890	(1,689)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	165	1,337	(1,242)
Call - OTC Brent Crude December Futures	UBS	140.000	11/11/2013	250	1,940	(1,683)
Put - OTC Corn December Futures	DUB	430.000	11/25/2011	500	154	(91)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	85	195	(71)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	80	52	(14)
Call - OTC Wheat September Futures	DUB	1,500.000	08/26/2011	150	64	(1)

					$10,234	$(9,804)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	36	$17	$(28)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	36	23	(3)

				$40	$(31)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$98,400	$175	$(57)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	57,200	114	(34)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,600	11	(8)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	100	1	(1)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	32,300	260	(170)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	35	(15)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	11,000	113	(42)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	45	(15)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	7	(2)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	44	(16)

							$805	$(360)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$2,900	$6	$(7)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	2,900	12	(1)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	700	3	(2)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	700	3	0
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	1,100	6	(1)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	3,400	15	(4)

						$45	$(15)

Straddle Options

Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount	Premium (8)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$4,000	$21	$(26)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	3,100	16	(20)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	6,600	73	(107)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	7,800	85	(128)

					$195	$(281)

(8)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$900	$12	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,000	98	(40)

						$110	$(43)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,520	07/2011	BOA	$42	$0	$42
Sell	BRL	4,768	08/2011	BCLY	0	(53)	(53)
Buy		4,768	08/2011	UBS	86	0	86
Buy		4,768	09/2011	BCLY	52	0	52
Buy	CAD	2,946	09/2011	DUB	58	0	58
Buy		1,204	09/2011	RBC	25	0	25
Buy	CNY	26,335	11/2011	JPM	39	0	39
Buy	EUR	36,832	07/2011	BCLY	426	0	426
Sell		2,290	07/2011	BCLY	0	(80)	(80)
Buy		28,000	07/2011	BNP	554	0	554
Buy		3,379	07/2011	CITI	56	0	56
Sell		32,640	07/2011	CSFB	0	(241)	(241)
Sell		26,928	07/2011	JPM	0	(181)	(181)
Buy		150	07/2011	RBS	2	0	2
Sell		25,433	07/2011	RBS	0	(236)	(236)
Sell	GBP	3,391	09/2011	UBS	130	0	130
Buy	INR	169,538	08/2011	BCLY	33	0	33
Sell		273,840	08/2011	BCLY	0	(110)	(110)
Buy		362,000	08/2011	CITI	79	0	79
Buy		42,900	08/2011	DUB	40	0	40
Sell		330,922	08/2011	HSBC	0	(84)	(84)
Buy		9,088	08/2011	JPM	3	0	3
Buy		316,394	08/2011	MSC	320	0	320
Buy		180,778	11/2011	BCLY	47	0	47
Buy	JPY	168,288	07/2011	CITI	0	(8)	(8)
Sell		1,093,866	07/2011	JPM	0	(529)	(529)
Sell	KRW	10,711,700	08/2011	BCLY	0	(216)	(216)
Buy		9,767,540	08/2011	CITI	234	0	234
Buy		15,645,000	08/2011	DUB	628	0	628
Buy		3,170,570	08/2011	MSC	65	0	65
Sell		9,243,750	08/2011	MSC	0	(143)	(143)
Buy	MXN	17,659	07/2011	BCLY	48	0	48
Buy		3,287	07/2011	BNP	11	0	11
Buy		90,919	07/2011	HSBC	273	0	273

Sell		111,865	07/2011	HSBC	33	0	33
Buy		111,865	11/2011	HSBC	0	(24)	(24)
Buy	MYR	2,784	08/2011	BCLY	23	0	23
Buy		9,385	11/2011	CITI	0	(47)	(47)
Sell	SGD	4,328	09/2011	CITI	0	(24)	(24)
Buy		17,662	09/2011	DUB	380	0	380
Sell		6,151	09/2011	HSBC	0	(9)	(9)
Sell		1,729	09/2011	MSC	0	(3)	(3)

					$3,687	$(1,988)	$1,699

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$3,999	$0	$3,999
Corporate Bonds & Notes
Banking & Finance	0	347,363	17,817	365,180
Industrials	0	20,302	1,526	21,828
Utilities	0	18,087	0	18,087
U.S. Government Agencies	0	78,070	2,013	80,083
U.S. Treasury Obligations	0	16,780	0	16,780
Mortgage-Backed Securities	0	183,619	1,399	185,018
Asset-Backed Securities	0	121,325	3,656	124,981
Sovereign Issues	0	25,561	0	25,561
Short-Term Instruments
Certificates of Deposit	0	25,201	0	25,201
Commercial Paper	0	5,585	0	5,585
Repurchase Agreements	0	117,702	0	117,702
Short-Term Notes	0	48,154	0	48,154
U.S. Treasury Bills	0	94,470	0	94,470
PIMCO Short-Term Floating NAV Portfolio	262,377	0	0	262,377
Purchased Options
Commodity Contracts	0	8,976	0	8,976
Interest Rate Contracts	0	408	0	408
	$262,377	$1,115,602	$26,411	$1,404,390

Financial Derivative Instruments (7) - Assets
Commodity Contracts	24,689	19,657	21,219	65,565
Credit Contracts	0	131	0	131
Foreign Exchange Contracts	0	3,687	0	3,687
Interest Rate Contracts	175	369	0	544
	$24,864	$23,844	$21,219	$69,927

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(18,323)	(19,550)	(1,365)	(39,238)
Credit Contracts	0	(115)	0	(115)
Foreign Exchange Contracts	0	(1,988)	0	(1,988)
Interest Rate Contracts	(52)	(2,050)	(324)	(2,426)

	$(18,375)	$(23,703)	$(1,689)	$(43,767)

Totals	$268,866	$1,115,743	$45,941	$1,430,550

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,038	$13,781	$0	$(6)	$0	$4	$0	$0	$17,817	$4
Industrials	1,543	0	0	(4)	0	(13)	0	0	1,526	(13)
U.S. Government Agencies	2,051	0	(39)	0	0	1	0	0	2,013	1
Mortgage-Backed Securities	1,717	0	(324)	0	6	0	0	0	1,399	(1)
Asset-Backed Securities	27,900	0	(2,697)	34	33	243	0	(21,857)	3,656	36
Sovereign Issues	19,366	0	0	1	0	387	0	(19,754)	0	0

	$56,615	$13,781	$(3,060)	$25	$39	$622	$0	$(41,611)	$26,411	$27

Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0	$0	$0	$0	$21,219	$0	$0	$21,219	$21,219

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(2)	0	0	0	2	(1,365)	0	0	(1,365)	(1,365)
Interest Rate Contracts	(398)	0	0	0	0	74	0	0	(324)	74

	$(400)	$0	$0	$0	$2	$(1,291)	$0	$0	$(1,689)	$(1,291)

Totals	$56,215	$13,781	$(3,060)	$25	$41	$20,550	$0	$(41,611)	$45,941	$19,955

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
AES Corp.
4.250% due 05/27/2018		$798	$800
AGFS Funding Co.
5.500% due 05/10/2017		38,700	38,019
Charter Communications, Inc.
3.500% due 09/06/2016		1,990	1,986
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,024
Community Health Systems, Inc.
2.441% due 07/25/2014		19	18
2.504% due 07/25/2014		9,550	9,245
Delphi Automotive LLP
2.500% due 05/17/2017		92	93
3.500% due 05/17/2017		1,283	1,290
Ford Motor Co.
2.940% due 12/15/2013		10,602	10,609
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		2,493	2,487
Georgia-Pacific Corp.
2.246% due 12/21/2012		68	68
2.246% due 12/31/2012		3,000	3,002
2.250% due 12/21/2012		3,426	3,428
HCA, Inc.
2.496% due 11/14/2013		8,000	7,955
2.746% due 05/02/2016		8,992	8,880
IASIS Healthcare LLC
5.000% due 05/03/2018		10,000	10,005
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	4,900	7,127
NRG Energy, Inc.
2.057% due 02/01/2013		$2,596	2,595
3.500% due 07/01/2018		12,000	12,017
4.000% due 02/01/2013		4,569	4,569
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		3,025	3,038
Syniverse Holdings, Inc.
5.250% due 12/21/2017		997	1,004
The Weather Channel, Inc.
4.250% due 02/11/2017		998	1,003
U.S. Airways Group, Inc.
2.686% due 03/23/2014		986	895
UCI International, Inc.
5.500% due 07/26/2017		499	503
United Airlines, Inc.
3.000% due 02/01/2012		1,000	988
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		5,000	4,949
Vodafone Group PLC
6.875% due 08/11/2015		9,500	9,832
6.875% due 08/17/2015		336	347

Total Bank Loan Obligations (Cost $149,268)			149,776

CORPORATE BONDS & NOTES 14.7%
BANKING & FINANCE 12.8%
Abbey National Treasury Services PLC
1.854% due 04/25/2014		48,800	48,548
ABN AMRO Bank NV
2.043% due 01/30/2014		10,700	10,930
Ally Financial, Inc.
0.000% due 12/01/2012		3,200	3,000
0.000% due 06/15/2015		2,600	1,970
2.454% due 12/01/2014		1,100	1,053
3.466% due 02/11/2014		32,600	32,058
3.646% due 06/20/2014		17,800	17,417
4.500% due 02/11/2014		12,767	12,799
6.000% due 12/15/2011		38,219	38,792
6.625% due 05/15/2012		6,900	7,064
6.750% due 12/01/2014		13,090	13,592
6.875% due 09/15/2011		59,102	59,619
6.875% due 08/28/2012		8,117	8,430
7.000% due 02/01/2012		16,300	16,651
7.500% due 12/31/2013		1,000	1,074
7.500% due 09/15/2020		19,000	19,950
8.300% due 02/12/2015		8,315	9,313
American Express Bank FSB
0.316% due 05/29/2012		300	299
0.340% due 06/12/2012		1,750	1,747
5.550% due 10/17/2012		500	528
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,835
3.750% due 11/30/2013		28,100	28,761
4.000% due 09/20/2011	EUR	200	291
4.950% due 03/20/2012		$1,150	1,172
5.850% due 01/16/2018		22,700	23,806
8.175% due 05/15/2068		24,000	26,312
8.250% due 08/15/2018		12,500	14,357
ANZ National International Ltd.
0.700% due 08/19/2014		30,000	30,210
6.200% due 07/19/2013		28,200	30,741
ASIF Global Financing XIX
4.900% due 01/17/2013		6,300	6,584
Banco Bradesco S.A.
2.361% due 05/16/2014		15,800	16,011
Banco do Brasil S.A.
4.500% due 01/22/2015		38,050	39,857
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	102
Banco Santander Brasil S.A.
2.346% due 03/18/2014		10,400	10,461
4.250% due 01/14/2016		30,000	30,225
4.500% due 04/06/2015		21,000	21,472
Banco Santander Chile
1.524% due 04/20/2012		31,500	31,533
Bank of America Corp.
0.924% due 06/11/2012	GBP	3,800	6,056
1.626% due 05/18/2016	EUR	1,500	2,057
1.693% due 01/30/2014		$10,000	10,031
4.750% due 05/06/2019	EUR	800	1,087
5.375% due 06/15/2014		$15,000	16,054
7.375% due 05/15/2014		14,500	16,307
Bank of India
6.250% due 02/16/2021		2,500	2,568
Barclays Bank PLC
0.420% due 03/23/2017		18,400	17,947
6.050% due 12/04/2017		41,600	44,078
7.434% due 09/29/2049		8,600	8,836
10.179% due 06/12/2021		22,940	28,897
14.000% due 11/29/2049	GBP	400	811
BBVA Bancomer S.A.
4.500% due 03/10/2016		$15,900	16,258
6.500% due 03/10/2021		3,500	3,588
BNP Paribas S.A.
1.190% due 01/10/2014		12,800	12,715
BPCE S.A.
2.018% due 02/07/2014		84,700	85,347
2.375% due 10/04/2013		11,400	11,592
4.625% due 07/29/2049	EUR	1,400	1,716
5.250% due 07/29/2049		500	649
9.000% due 03/29/2049		300	448
CIT Group, Inc.
5.250% due 04/01/2014		$21,400	21,400
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,790
Citigroup, Inc.
0.377% due 03/07/2014		8,600	8,289
0.552% due 11/05/2014		1,113	1,063
1.733% due 01/13/2014		56,100	56,503
2.262% due 08/13/2013		4,148	4,228
5.250% due 02/27/2012		10,413	10,717
5.500% due 04/11/2013		21,000	22,301
6.000% due 12/13/2013		6,491	7,060
6.125% due 05/15/2018		7,200	7,936
7.375% due 06/16/2014	EUR	900	1,437
Commonwealth Bank of Australia
0.746% due 06/25/2014		$52,000	52,418
0.975% due 03/17/2014		37,300	37,464
Countrywide Financial Corp.
5.800% due 06/07/2012		15,500	16,172
Credit Agricole Home Loan SFH
1.024% due 07/21/2014		57,200	57,269
Credit Agricole S.A.
0.623% due 02/02/2012		3,000	2,995
1.724% due 01/21/2014		94,000	95,369
5.136% due 12/29/2049	GBP	2,200	2,931
7.589% due 01/29/2049		600	891
8.125% due 10/29/2049		600	958
Daimler International Finance BV
1.224% due 01/27/2012		$4,400	4,413
Danske Bank A/S
1.331% due 04/14/2014		15,000	15,012
5.914% due 12/29/2049		3,000	2,730
Dexia Credit Local
0.652% due 03/05/2013		48,300	48,187
FCE Bank PLC
7.125% due 01/16/2012	EUR	200	296
7.125% due 01/15/2013		500	752
Ford Motor Credit Co. LLC
3.033% due 01/13/2012		$18,400	18,447
7.000% due 10/01/2013		20,715	22,185
7.000% due 04/15/2015		16,706	18,087
7.250% due 10/25/2011		57,650	58,520
7.500% due 08/01/2012		13,143	13,766
7.800% due 06/01/2012		24,420	25,544
8.000% due 06/01/2014		22,897	25,128
8.700% due 10/01/2014		12,610	14,144
9.875% due 08/10/2011		17,070	17,199
12.000% due 05/15/2015		7,000	8,685
FUEL Trust
3.984% due 12/15/2022		10,900	10,818
General Electric Capital Corp.
0.246% due 09/20/2013		3,000	2,937
1.158% due 05/22/2013		3,920	3,956
5.500% due 09/15/2067	EUR	29,800	40,622
6.500% due 09/15/2067	GBP	2,600	4,131
GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	3,500	5,095
GMAC International Finance BV
7.500% due 04/21/2015		1,500	2,268
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		$1,200	1,133
1.695% due 02/04/2013	EUR	1,900	2,734
5.300% due 02/14/2012		$5,000	5,130
5.375% due 02/15/2013	EUR	5,500	8,244
HBOS PLC
6.750% due 05/21/2018		$14,500	13,966
HSBC Bank PLC
1.076% due 01/17/2014		104,500	105,131

Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017		3,200	3,835
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,873
ICICI Bank Ltd.
5.000% due 01/15/2016		500	511
5.500% due 03/25/2015		700	736
5.750% due 11/16/2020		500	490
ING Bank NV
1.046% due 03/30/2012		900	904
1.297% due 03/15/2013		28,500	28,566
1.596% due 10/18/2013		14,200	14,328
1.652% due 06/09/2014		9,900	9,940
5.000% due 06/09/2021		17,300	17,163
International Lease Finance Corp.
0.634% due 07/01/2011		500	500
5.300% due 05/01/2012		4,000	4,080
5.350% due 03/01/2012		23,000	23,402
5.625% due 09/20/2013		7,700	7,844
5.750% due 05/15/2016		5,700	5,616
6.375% due 03/25/2013		8,300	8,590
6.500% due 09/01/2014		8,500	9,052
6.625% due 11/15/2013		9,700	10,088
6.750% due 09/01/2016		13,600	14,552
7.125% due 09/01/2018		22,200	23,865
Intesa Sanpaolo SpA
2.658% due 02/24/2014		29,100	29,051
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	995
JPMorgan Chase & Co.
0.997% due 05/02/2014		25,100	25,128
1.074% due 01/24/2014		73,100	73,342
Korea Exchange Bank
4.875% due 01/14/2016		1,000	1,055
LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	667
LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	6,434
LeasePlan Corp. NV
3.000% due 05/07/2012		$22,100	22,596
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	2,100,000	5,087
6.875% due 05/02/2018 (a)		$27,869	7,629
7.500% due 05/11/2038 (a)		5,000	8
Lloyds TSB Bank PLC
2.624% due 01/24/2014		62,300	63,213
4.875% due 01/21/2016		50,000	51,168
12.000% due 12/29/2049		21,200	23,071
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		300	300
1.699% due 08/09/2013	EUR	5,200	7,406
1.730% due 05/30/2014		14,600	20,552
1.799% due 07/22/2014		10,000	14,129
2.276% due 09/27/2012		7,200	10,241
5.450% due 02/05/2013		$24,255	25,735
6.050% due 08/15/2012		3,000	3,159
MetLife Institutional Funding II
1.201% due 04/04/2014		4,300	4,313
Metropolitan Life Global Funding I
1.370% due 09/17/2012		67,000	67,691
Morgan Stanley
0.590% due 01/09/2014		3,100	3,024
1.253% due 04/29/2013		65,600	65,516
1.730% due 11/29/2013	EUR	2,300	3,252
1.752% due 01/16/2017		1,500	2,022
1.760% due 03/01/2013		35,921	51,518
1.874% due 01/24/2014		$111,400	112,266
2.761% due 05/14/2013		49,900	51,261
National Australia Bank Ltd.
0.773% due 01/08/2013		4,700	4,718
3.750% due 03/02/2015		25,000	25,993
5.350% due 06/12/2013		27,100	29,075
New York Life Global Funding
1.614% due 12/20/2013	EUR	2,950	4,192
4.650% due 05/09/2013		$500	535
NIBC Bank NV
2.800% due 12/02/2014		20,000	20,830
Nordea Bank AB
1.181% due 01/14/2014		22,600	22,815
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		900	900
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,799
Pricoa Global Funding I
0.373% due 01/30/2012		5,100	5,086
0.446% due 09/27/2013		3,400	3,360
Prudential Financial, Inc.
4.630% due 06/10/2013		36,200	36,305
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,500	1,542
QNB Finance Ltd.
3.125% due 11/16/2015		1,000	995
Regions Financial Corp.
0.416% due 06/26/2012		5,000	4,861
Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		1,000	889
2.625% due 05/11/2012		16,700	17,019
2.678% due 08/23/2013		23,500	24,118
3.000% due 12/09/2011		16,800	16,994
Royal Bank Of Scotland NV
0.952% due 03/09/2015		1,000	917
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		31,100	31,109
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		3,000	3,184
SLM Corp.
0.504% due 10/25/2011		2,175	2,164
3.125% due 09/17/2012	EUR	700	1,005
4.022% due 10/01/2014		$560	550
4.022% due 11/01/2016		700	618
4.802% due 01/31/2014		4,400	4,366
4.832% due 02/01/2014		6,073	6,100
5.000% due 10/01/2013		11,700	12,172
5.050% due 11/14/2014		3,100	3,101
5.375% due 05/15/2014		1,000	1,042
6.250% due 01/25/2016		10,100	10,485
Societe Generale S.A.
1.326% due 04/11/2014		30,200	29,939
Springleaf Finance Corp.
4.875% due 07/15/2012		3,200	3,192
SSIF Nevada LP
0.981% due 04/14/2014		20,000	20,017
State Bank of India
4.500% due 10/23/2014		1,000	1,033
4.500% due 07/27/2015		300	308
Stone Street Trust
5.902% due 12/15/2015		2,000	2,097
Suffield Clo Ltd.
1.660% due 09/26/2014		775	753
Svenska Handelsbanken AB
1.248% due 09/14/2012		25,000	25,234
Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		17,500	17,456
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	4,700	6,743
Vita Capital III Ltd.
1.424% due 01/01/2012		$8,000	7,943
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		800	855
Wachovia Corp.
0.648% due 10/15/2016		2,000	1,921
1.570% due 02/13/2014	EUR	4,200	5,975
5.228% due 05/25/2012	AUD	2,900	3,089
Wells Fargo & Co.
7.980% due 03/29/2049		$11,800	12,803
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	14,862

			3,219,880

INDUSTRIALS 1.6%
ALROSA Finance S.A.
7.750% due 11/03/2020		6,800	7,412
American Airlines, Inc.
10.500% due 10/15/2012		1,100	1,173
Anglo American Capital PLC
9.375% due 04/08/2014		1,000	1,196
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,549
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,740
Braskem Finance Ltd.
7.250% due 06/05/2018		300	336
Cemex S.A.B. de C.V.
5.246% due 09/30/2015		12,000	11,640
Charter Communications Operating LLC
8.000% due 04/30/2012		15,150	15,832
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,095
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,011
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,202
DISH DBS Corp.
6.375% due 10/01/2011		18,747	18,958
6.625% due 10/01/2014		850	897
7.000% due 10/01/2013		5,000	5,394
DR Horton, Inc.
5.625% due 01/15/2016		5,000	5,100
6.500% due 04/15/2016		4,000	4,190
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,443
El Paso Corp.
7.000% due 06/15/2017		1,500	1,704
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		5,600	5,868
6.510% due 03/07/2022		2,500	2,656
7.343% due 04/11/2013		4,600	5,037
8.146% due 04/11/2018		7,000	8,269
Georgia-Pacific LLC
7.125% due 01/15/2017		11,877	12,529
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,115
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,553
Grohe Holding GmbH
4.202% due 01/15/2014	EUR	1,956	2,822
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	2,250
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	4,046

HCA, Inc.
9.250% due 11/15/2016		30,879	32,925
9.625% due 11/15/2016 (b)		17,528	18,689
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,380
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,045
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		8,137	8,554
Lennar Corp.
5.500% due 09/01/2014		1,200	1,209
5.600% due 05/31/2015		3,000	2,962
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,152
Lyondell Chemical Co.
11.000% due 05/01/2018		14,300	16,088
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,542
7.450% due 07/15/2017		1,000	1,186
Masco Corp.
5.875% due 07/15/2012		2,145	2,219
MGM Resorts International
9.000% due 03/15/2020		1,800	1,980
New York Times Co.
5.000% due 03/15/2015		1,000	1,019
Noble Group Ltd.
4.875% due 08/05/2015		11,500	12,075
6.625% due 08/05/2020		1,100	1,130
6.750% due 01/29/2020		6,900	7,261
Novatek Finance Ltd.
5.326% due 02/03/2016		1,500	1,552
NXP BV
3.028% due 10/15/2013		1,478	1,476
4.077% due 10/15/2013	EUR	1,551	2,244
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$35,900	38,054
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,212
Petrobras International Finance Co.
3.875% due 01/27/2016		1,000	1,023
5.875% due 03/01/2018		1,500	1,621
6.875% due 01/20/2040		1,500	1,605
7.875% due 03/15/2019		1,000	1,215
8.375% due 12/10/2018		2,000	2,474
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		13,900	9,660
Petroleos Mexicanos
5.500% due 01/21/2021		13,300	14,012
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		1,500	1,403
Rexam PLC
6.750% due 06/01/2013		12,800	13,912
RZD Capital Ltd.
5.739% due 04/03/2017		4,000	4,265
Seagate Technology HDD Holdings
6.375% due 10/01/2011		4,000	4,050
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	512
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,445
Steel Dynamics, Inc.
7.375% due 11/01/2012		8,400	8,904
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,924
U.S. Airways Group, Inc.
7.125% due 04/22/2025		3,500	3,500
Vale Overseas Ltd.
4.625% due 09/15/2020		3,000	2,997
8.250% due 01/17/2034		4,000	4,914
Wesfarmers Ltd.
2.983% due 05/18/2016		8,500	8,531

			397,938

UTILITIES 0.3%
AES Corp.
7.375% due 07/01/2021		5,625	5,716
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	854
7.700% due 08/07/2013		3,300	3,664
8.700% due 08/07/2018		17,800	21,938
BP Capital Markets PLC
2.750% due 02/27/2012		1,700	1,724
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,592
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	5,457
El Paso Performance-Linked Trust
7.750% due 07/15/2011		5,700	5,711
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,195
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,762
Majapahit Holding BV
7.250% due 06/28/2017		800	913
NRG Energy, Inc.
7.375% due 01/15/2017		9,650	10,132
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,002
4.750% due 02/16/2021		500	490
5.000% due 10/19/2025		1,300	1,205
Sprint Capital Corp.
8.375% due 03/15/2012		9,500	9,928
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,500	1,639
6.625% due 03/20/2017		900	978
7.250% due 02/02/2020		2,600	2,886
7.875% due 03/13/2018		1,300	1,498
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	14,000	144
1.500% due 05/30/2014		39,000	374
1.850% due 07/28/2014		39,000	374
4.500% due 03/24/2014	EUR	3,300	4,032
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$200	227

			85,435

Total Corporate Bonds & Notes (Cost $3,639,292)			3,703,253

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Boston Properties LP
2.875% due 02/15/2037		2,600	2,620

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	4,020

Total Convertible Bonds & Notes (Cost $6,461)			6,640

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	197
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	461
5.750% due 06/01/2047		1,900	1,391
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027		4,000	4,198
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		6,300	6,506
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	5,265
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		15,000	15,790

			33,808

NEW JERSEY 0.0%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,350	2,567

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,667
5.875% due 06/01/2047		16,000	11,687
6.000% due 06/01/2042		300	223

			13,577

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	2,250

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,202

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,608

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,465	7,761

Total Municipal Bonds & Notes (Cost $70,726)			63,773

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
0.316% due 03/25/2036		836	777
0.631% due 02/25/2037		20,703	20,703
1.495% due 07/01/2044 - 10/01/2044		2,498	2,518
2.125% due 04/01/2033		657	686
2.381% due 05/01/2035		406	426

2.605% due 05/01/2036		145	152
2.985% due 04/01/2035		214	224
3.500% due 05/01/2039 - 03/01/2040		3,032	2,901
4.000% due 07/01/2019 - 07/01/2039		18,835	19,877
4.372% due 08/01/2028		5	5
4.398% due 08/01/2025		8	8
4.500% due 05/01/2023 - 08/01/2024		117,166	124,557
5.000% due 09/01/2017		3	3
5.382% due 09/01/2024		6	6
5.500% due 12/01/2036		3,881	4,209
5.950% due 02/25/2044		2,270	2,293
5.994% due 10/01/2023		6	6
6.000% due 03/09/2020		10,000	10,104
Freddie Mac
0.417% due 02/15/2019		15,038	15,047
0.457% due 01/15/2037		140	141
0.537% due 12/15/2030		8	8
0.587% due 11/15/2016 - 03/15/2017		210	210
2.469% due 01/01/2034		499	522
2.489% due 01/01/2034		15	16
2.673% due 06/01/2033		463	487
3.104% due 01/01/2034		739	774
5.000% due 01/15/2018 - 08/15/2020		2,885	3,018
Ginnie Mae
0.486% due 01/16/2031		36	35
1.750% due 12/20/2035		1,345	1,383
2.625% due 07/20/2035		57	59
4.000% due 03/15/2039 - 01/15/2041		79,445	81,060
NCUA Guaranteed Notes
0.640% due 10/07/2020		14,815	14,843
0.750% due 12/08/2020		55,787	56,105
Small Business Administration
5.902% due 02/10/2018		4,267	4,773

Total U.S. Government Agencies (Cost $367,203)			367,936

U.S. TREASURY OBLIGATIONS 80.4%
Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016		141,650	144,837
0.500% due 04/15/2015		169,117	176,436
0.625% due 04/15/2013		102,947	106,035
0.625% due 04/15/2013 (f)		151,064	155,596
1.125% due 01/15/2021		427,045	443,360
1.250% due 04/15/2014		545,164	578,512
1.250% due 07/15/2020 (f)(i)		1,705,311	1,803,500
1.375% due 07/15/2018		76,422	82,978
1.375% due 01/15/2020		480,404	515,083
1.625% due 01/15/2015		596,644	647,219
1.625% due 01/15/2018		412,372	453,642
1.875% due 07/15/2013 (f)(h)		1,486,795	1,580,301
1.875% due 07/15/2015 (f)(i)		1,348,181	1,486,896
1.875% due 07/15/2019		183,298	204,979
1.875% due 07/15/2019 (h)		315,933	353,302
2.000% due 04/15/2012		540,642	552,595
2.000% due 04/15/2012 (f)(i)		282,344	288,586
2.000% due 01/15/2014 (f)(h)		1,401,540	1,510,707
2.000% due 07/15/2014 (f)(h)(i)		2,045,095	2,231,391
2.000% due 01/15/2016 (f)(h)		942,958	1,048,082
2.000% due 01/15/2016 (h)		106,947	118,870
2.125% due 01/15/2019		167,046	189,793
2.125% due 01/15/2019 (h)		277,537	315,330
2.125% due 02/15/2041		68,159	74,005
2.375% due 01/15/2017		295,052	336,659
2.500% due 07/15/2016		1,002	1,147
2.500% due 07/15/2016 (i)		1,380,601	1,580,358
2.625% due 07/15/2017 (i)		1,189,278	1,383,558
3.000% due 07/15/2012 (h)		1,290,938	1,347,416
3.375% due 01/15/2012		433,915	443,508
U.S. Treasury Bonds
4.375% due 05/15/2041		47,700	47,640
U.S. Treasury Notes
0.500% due 11/30/2012		1,900	1,905
0.625% due 06/30/2012		44,900	45,083

Total U.S. Treasury Obligations (Cost $19,886,485)			20,249,309

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		3,296	2,411
5.351% due 10/25/2035		5,041	4,468
American Home Mortgage Assets
0.376% due 05/25/2046		425	239
1.198% due 11/25/2046		10,082	4,696
American Home Mortgage Investment Trust
1.896% due 09/25/2045		1,943	1,629
Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	7,717	11,183
2.624% due 11/19/2047		3,700	5,368
2.874% due 11/19/2047		21,000	30,447
Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$4,666	4,510
5.492% due 02/10/2051		10,140	10,868
5.634% due 04/10/2049		1,535	1,551
5.802% due 06/10/2049		7,100	7,645
5.889% due 07/10/2044		600	660
5.924% due 05/10/2045		9,700	10,740
5.930% due 02/10/2051		7,100	7,721
Banc of America Funding Corp.
0.476% due 05/20/2035		493	287
5.580% due 05/20/2036		2,419	2,227
5.775% due 01/20/2047		865	577
Banc of America Large Loan, Inc.
0.697% due 08/15/2029		297	274
1.937% due 11/15/2015		32,868	30,521
5.672% due 02/17/2051		8,100	8,863
Banc of America Mortgage Securities, Inc.
2.848% due 03/25/2035		1,434	1,204
2.955% due 07/25/2035		3,541	2,929
5.076% due 12/25/2034		3,944	3,548
5.109% due 01/25/2035		141	140
6.500% due 09/25/2033		33	35
BCAP LLC Trust
0.356% due 01/25/2037		3,418	1,803
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		3,569	3,372
2.400% due 08/25/2035		8,932	8,302
2.611% due 05/25/2033		119	117
2.710% due 03/25/2035		16,704	15,722
2.731% due 03/25/2035		3,721	3,498
2.827% due 10/25/2035		3,000	2,613
3.113% due 01/25/2035		8,844	7,928
5.649% due 02/25/2036		1,150	742
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		1,882	1,485
0.406% due 12/25/2046 (a)		34	2
2.588% due 09/25/2034		1,051	805
2.916% due 09/25/2035		958	699
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		4,797	3,800
4.625% due 02/25/2034		1,038	1,054
5.392% due 12/25/2035		8,826	8,389
5.500% due 12/25/2022		4,686	4,700
6.019% due 09/25/2036		4,427	4,212
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		914	999
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		962	904
2.370% due 08/25/2035		5,158	4,922
2.450% due 08/25/2035		5,822	5,075
2.660% due 10/25/2035		4,881	4,034
2.660% due 12/25/2035		1,271	1,137
2.670% due 03/25/2036		613	495
2.850% due 12/25/2035		921	485
5.340% due 08/25/2035		3,375	3,266
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		2,300	2,350
5.886% due 11/15/2044		3,600	3,930
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		1,041	769
Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		1,134	1,087
0.287% due 12/15/2020		2,145	2,088
3.156% due 07/10/2046		14,813	14,925
6.008% due 12/10/2049		3,680	4,045
Countrywide Alternative Loan Trust
0.356% due 05/25/2047		9,610	6,363
0.366% due 02/20/2047		11,285	5,920
0.366% due 05/25/2047		4,558	2,495
0.381% due 12/20/2046		931	497
0.466% due 12/25/2035		594	397
1.278% due 12/25/2035		1,654	1,029
5.664% due 11/25/2035		1,192	714
5.750% due 03/25/2037		1,094	824
6.500% due 08/25/2032		2,637	2,576
Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035		187	124
0.526% due 06/25/2035		4,065	3,687
3.158% due 09/25/2033		2,079	1,925
4.750% due 07/25/2014		108	110
4.939% due 11/20/2034		1,028	959
5.116% due 10/20/2035		1,174	819
5.500% due 11/25/2035		981	917
5.500% due 04/25/2038		2,788	2,634
5.684% due 09/25/2047		2,605	1,779
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		1,650	1,603
5.905% due 06/15/2039		4,062	4,146
Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036		407	176
5.500% due 12/25/2035		1,477	972
Deutsche Mortgage Securities, Inc.
5.225% due 06/26/2035		9,816	9,454
European Loan Conduit
1.570% due 05/15/2019	EUR	3,937	5,245
Eurosail PLC
2.082% due 10/17/2040		8,140	10,925
Extended Stay America Trust
2.950% due 11/05/2027		$13,651	13,580
First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		370	378
5.000% due 03/25/2035		598	599
5.279% due 10/25/2035		1,081	957
Gosforth Funding PLC
2.286% due 04/24/2047	GBP	19,500	31,497

Granite Master Issuer PLC
0.226% due 12/20/2054		$10,085	9,560
0.236% due 12/20/2054		5,896	5,589
0.276% due 12/20/2054		2,599	2,464
0.386% due 12/20/2054		4,592	4,353
1.489% due 12/20/2054	EUR	2,942	4,047
1.569% due 12/20/2054		6,289	8,659
Granite Mortgages PLC
0.774% due 07/20/2043		$5,134	4,952
1.718% due 01/20/2044	EUR	1,189	1,657
1.774% due 06/20/2044		639	893
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$843	781
Greenwich Capital Commercial Funding Corp.
0.330% due 11/05/2021		660	646
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		1,860	1,840
1.317% due 03/06/2020		10,000	9,820
1.535% due 03/06/2020		35,275	34,295
3.849% due 12/10/2043		9,582	9,812
4.592% due 08/10/2043		1,400	1,409
5.162% due 12/10/2043		10,000	10,491
5.560% due 11/10/2039		2,379	2,579
GSR Mortgage Loan Trust
2.757% due 11/25/2035		4,658	4,346
2.790% due 09/25/2035		16,256	15,567
2.794% due 09/25/2035		2,804	2,707
2.804% due 01/25/2036		11,143	9,164
5.206% due 11/25/2035		8,551	7,608
5.267% due 11/25/2035		911	734
Harborview Mortgage Loan Trust
0.366% due 07/19/2046		13,166	7,647
0.406% due 05/19/2035		1,762	1,174
0.436% due 01/19/2036		4,040	2,521
5.404% due 08/19/2036		2,091	1,539
Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	5,800	8,444
Homebanc Mortgage Trust
0.366% due 12/25/2036		$1,187	832
0.456% due 10/25/2035		6,708	4,861
5.797% due 04/25/2037		1,001	841
Indymac IMSC Mortgage Loan Trust
0.366% due 07/25/2047		5,286	2,806
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046		8,954	5,355
2.725% due 10/25/2034		1,602	1,495
4.970% due 09/25/2035		1,016	831
5.198% due 06/25/2035		1,006	759
JPMorgan Chase Commercial Mortgage Securities Corp.
3.341% due 07/15/2046		2,900	2,903
3.673% due 02/16/2046		6,200	6,306
3.853% due 06/15/2043		4,503	4,661
5.298% due 05/15/2047		2,300	2,330
5.336% due 05/15/2047		110	117
5.429% due 12/12/2043		9,790	10,571
5.440% due 06/12/2047		730	781
5.794% due 02/12/2051		9,500	10,320
JPMorgan Mortgage Trust
2.742% due 07/25/2034		687	622
5.156% due 06/25/2035		1,556	1,540
5.180% due 06/25/2035		3,447	3,421
5.275% due 07/25/2035		829	746
5.359% due 07/25/2035		1,267	1,246
5.398% due 11/25/2035		1,580	1,510
5.456% due 07/27/2037		1,290	1,084
5.739% due 06/25/2036		5,296	4,900
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	4,044
5.430% due 02/15/2040		2,525	2,693
5.661% due 03/15/2039		9,810	10,736
5.866% due 09/15/2045		2,000	2,176
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.307% due 09/15/2021		913	900
Luminent Mortgage Trust
0.356% due 12/25/2036		6,840	4,251
0.386% due 10/25/2046		2,341	1,573
MASTR Adjustable Rate Mortgages Trust
0.426% due 05/25/2037		995	482
Merrill Lynch Alternative Note Asset
0.486% due 03/25/2037		1,558	617
5.074% due 06/25/2037 (a)		1,312	665
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,371
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,415	1,041
2.624% due 06/25/2035		2,183	1,881
2.836% due 05/25/2034		760	728
5.266% due 09/25/2035		1,047	925
5.426% due 12/25/2035		851	741
Merrill Lynch Mortgage Trust
5.863% due 05/12/2039		10,170	11,249
5.916% due 06/12/2050		2,928	2,995
6.020% due 06/12/2050		5,000	5,356
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		5,299	3,881
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		5,453	4,885
5.665% due 05/25/2036		6,284	5,939
Morgan Stanley Capital I
5.447% due 02/12/2044		3,470	3,738
5.450% due 10/28/2033		912	937
5.610% due 04/15/2049		6,967	7,164
6.074% due 06/11/2049		11,335	12,402
Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		3,300	3,614
5.992% due 08/15/2045		4,700	5,147
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,078
Opera Finance PLC
1.049% due 04/25/2017	GBP	2,993	4,496
Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035		$423	397
Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	13,000	18,883
RBSCF Trust
5.305% due 01/16/2049		$3,100	3,138
RBSSP Resecuritization Trust
3.406% due 12/26/2036		5,907	5,924
Residential Accredit Loans, Inc.
0.486% due 08/25/2035		2,494	1,517
3.343% due 08/25/2035 (a)		706	351
5.714% due 02/25/2036 (a)		850	430
Residential Asset Securitization Trust
0.636% due 12/25/2036 (a)		1,698	624
5.000% due 08/25/2019		763	763
6.250% due 10/25/2036 (a)		2,132	1,456
Residential Funding Mortgage Securities I
3.246% due 09/25/2035		3,662	2,504
5.272% due 06/25/2035		1,597	1,446
6.500% due 03/25/2032		1,484	1,546
Securitized Asset Sales, Inc.
2.565% due 11/26/2023		51	50
Sequoia Mortgage Trust
0.536% due 10/19/2026		165	148
2.512% due 01/20/2047		2,330	1,702
Structured Adjustable Rate Mortgage Loan Trust
0.506% due 10/25/2035		2,968	1,960
2.532% due 04/25/2035		6,285	4,880
5.914% due 02/25/2036		1,023	730
Structured Asset Mortgage Investments, Inc.
0.376% due 06/25/2036		933	591
0.406% due 05/25/2046		5,587	2,500
Structured Asset Securities Corp.
0.236% due 05/25/2036		24	24
2.756% due 10/25/2035		2,076	1,680
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		680	671
0.306% due 10/25/2046		9,872	9,814
0.316% due 06/25/2037		18,885	18,419
6.043% due 09/25/2037		12,795	12,762
Vornado DP LLC
4.004% due 09/13/2028		9,000	8,774
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		28,954	27,936
5.088% due 08/15/2041		10,935	11,702
5.418% due 01/15/2045		290	315
Wachovia Mortgage Loan Trust LLC
5.096% due 08/20/2035		3,509	3,147
WaMu Mortgage Pass-Through Certificates
0.446% due 11/25/2045		10,464	8,731
1.018% due 01/25/2047		6,815	3,836
1.038% due 04/25/2047		9,929	6,996
1.088% due 12/25/2046		2,794	1,946
1.258% due 06/25/2046		446	337
1.278% due 08/25/2046		1,608	1,060
1.478% due 11/25/2042		426	367
1.778% due 11/25/2046		2,204	1,638
2.582% due 04/25/2035		3,200	2,710
2.765% due 09/25/2035		3,800	3,029
2.859% due 05/25/2046		303	209
2.859% due 07/25/2046		16,499	12,059
3.406% due 12/25/2036		9,766	7,358
5.640% due 02/25/2037		8,968	6,614
5.835% due 09/25/2036		4,508	3,404
5.959% due 08/25/2046		8,000	6,893
Wells Fargo Mortgage-Backed Securities Trust
2.745% due 01/25/2035		1,391	1,243
2.756% due 03/25/2036		11,414	9,794
2.770% due 04/25/2036		2,539	1,937
2.771% due 07/25/2035		4,365	3,931
2.802% due 04/25/2036		2,538	2,333
2.819% due 03/25/2036		443	375
2.832% due 09/25/2034		2,660	2,653
5.057% due 03/25/2036		1,926	1,907
5.205% due 10/25/2035		6,732	6,589
5.500% due 05/25/2022		4,342	4,301
5.500% due 12/25/2035		2,724	2,731
5.620% due 04/25/2036		6,200	5,817

Total Mortgage-Backed Securities (Cost $988,573)			1,001,219

ASSET-BACKED SECURITIES 2.5%
Aames Mortgage Investment Trust
0.336% due 08/25/2035		3	3
ACE Securities Corp.
0.246% due 10/25/2036		58	17
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,372	1,372

Ameriquest Mortgage Securities, Inc.
0.386% due 08/25/2035		684	651
AMMC CDO
0.482% due 05/03/2018		3,400	3,327
ARES CLO Funds
0.477% due 03/12/2018		17,800	17,385
0.544% due 04/20/2017		2,581	2,534
Asset-Backed Funding Certificates
0.536% due 06/25/2034		8,358	6,665
Avery Point CLO Ltd.
0.725% due 12/17/2015		611	599
Babson CLO Ltd.
0.517% due 11/10/2019		8,511	8,021
0.617% due 06/15/2016		1,056	1,033
Ballyrock CDO Ltd.
0.790% due 11/20/2015		616	608
1.210% due 11/20/2015		800	756
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		114	110
0.266% due 10/25/2036		203	197
0.516% due 01/25/2036		25	25
0.706% due 07/25/2035		1,171	1,123
1.186% due 10/25/2037		3,770	2,334
Blackrock Senior Income Series Corp.
0.514% due 04/20/2019		2,491	2,336
Carrington Mortgage Loan Trust
0.286% due 06/25/2037		3,019	2,749
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014		1,722	1,706
Chester Asset Receivables Dealings
2.220% due 01/15/2014	EUR	24,800	35,950
Citibank Omni Master Trust
2.287% due 05/16/2016		$77,400	78,349
2.937% due 08/15/2018		54,800	57,657
Citigroup Mortgage Loan Trust, Inc.
0.266% due 01/25/2037		186	136
Clearwater Funding CBO
0.857% due 07/15/2013		428	415
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		1,042	1,110
Countrywide Asset-Backed Certificates
0.336% due 02/25/2037		5,690	3,626
0.436% due 04/25/2036		5,752	5,076
0.476% due 08/25/2036		2,400	801
0.586% due 07/25/2035		328	328
5.450% due 04/25/2036		4,405	4,234
5.525% due 04/25/2036		3,017	2,861
Cumberland CLO Ltd.
0.517% due 11/10/2019		7,885	7,578
Denali Capitala CLO IV Ltd.
0.616% due 08/23/2016		1,622	1,594
Driver One GmbH
2.202% due 09/21/2014	EUR	727	1,054
Dryden Leveraged Loan CDO
0.508% due 05/22/2017		$6,919	6,618
0.786% due 12/22/2015		576	569
1.719% due 08/08/2022	EUR	8,000	10,817
Duane Street CLO
0.518% due 11/08/2017		$14,653	14,164
Equity One ABS, Inc.
0.486% due 04/25/2034		47	35
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		575	572
0.566% due 09/25/2035		1,083	1,010
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	3,975	4,130
2.296% due 07/15/2014		13,600	14,130
Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$286	287
Foxe Basin CLO Ltd.
1.147% due 12/15/2015		113	113
Galaxy CLO Ltd.
0.514% due 04/25/2019		4,932	4,669
Globaldrive BV
2.889% due 04/20/2018	EUR	164	242
Grayston CLO Ltd.
0.641% due 08/15/2016		$801	788
GSAA Trust
0.486% due 03/25/2037		1,653	873
GSAMP Trust
0.256% due 10/25/2036		4	4
0.556% due 03/25/2047		2,500	962
Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	2,143	2,953
Harvest CLO S.A.
2.003% due 03/29/2017		3,534	4,895
HSBC Home Equity Loan Trust
0.986% due 11/20/2036		$343	343
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		166	125
0.456% due 02/25/2036		2,381	1,215
Hudson Straits CLO Ltd.
0.658% due 10/15/2016		1,363	1,344
Illinois Student Assistance Commission
0.754% due 04/25/2017		12,886	12,885
ING Investment Management
0.524% due 12/01/2017		1,970	1,911
Jubilee CDO BV
2.016% due 10/15/2019	EUR	6,717	9,350
Katonah Ltd.
0.700% due 05/18/2015		$3,479	3,405
0.796% due 02/20/2015		568	561
Landmark CDO Ltd.
0.554% due 06/01/2017		5,915	5,716
Lightpoint CLO Ltd.
1.261% due 02/15/2014		2,000	1,960
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	10,269	15,012
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		$148	145
Morgan Stanley ABS Capital I
0.246% due 05/25/2037		2,658	2,295
Morgan Stanley Home Equity Loan Trust
0.656% due 12/25/2034		1,400	1,289
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		10	3
Morgan Stanley Mortgage Loan Trust
0.546% due 04/25/2037		1,501	651
Mountain View Funding CLO
0.538% due 04/15/2019		1,488	1,425
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019		3,200	3,067
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		125	123
Navigare Funding CLO Ltd.
0.520% due 05/20/2019		6,300	6,131
Navigator CDO Ltd.
5.601% due 11/15/2015		3,700	3,741
NYLIM Flatiron CLO Ltd.
0.604% due 10/20/2016		1,337	1,320
0.826% due 07/18/2015		1,249	1,239
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018		4,900	4,679
Octagon Investment Partners VII Ltd.
0.613% due 12/02/2016		2,443	2,369
Olympic CLO Ltd.
0.691% due 05/15/2016		107	107
Option One Mortgage Loan Trust
0.586% due 02/25/2035		1,443	1,242
Pacifica CDO Ltd.
0.534% due 01/26/2020		4,782	4,532
0.611% due 02/15/2017		4,199	4,108
0.640% due 05/13/2016		1,689	1,648
Park Place Securities, Inc.
0.446% due 09/25/2035		401	359
0.836% due 10/25/2034		2,500	1,962
Popular ABS Mortgage Pass-Through Trust
0.616% due 06/25/2035		6,300	4,708
Premium Loan Trust Ltd.
0.654% due 10/25/2014		540	533
Sherwood Castle Funding PLC
1.004% due 06/15/2016	GBP	1,000	1,538
SLC Student Loan Trust
4.750% due 06/15/2033		$20,757	21,033
SLM Student Loan Trust
0.674% due 10/27/2014		23	23
2.350% due 04/15/2039		2,631	2,637
3.200% due 05/16/2044		2,929	3,041
3.437% due 05/16/2044		17,498	18,433
3.500% due 08/17/2043		60,969	61,129
4.500% due 11/16/2043		6,171	5,953
6.187% due 07/15/2042		86,941	82,779
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		749	236
0.326% due 12/25/2036		2,000	1,610
Stanfield Carrera CLO Ltd.
0.727% due 03/15/2015		1,896	1,863
Structured Asset Investment Loan Trust
0.546% due 10/25/2035		2,134	1,601
Structured Asset Securities Corp.
0.236% due 10/25/2036		163	162
Velocity CLO Ltd.
0.608% due 08/22/2016		793	777
Volkswagen Car Lease
1.932% due 11/21/2016	EUR	836	1,211
Wind River CLO Ltd.
0.576% due 12/19/2016		$10,000	9,654

Total Asset-Backed Securities (Cost $637,809)			637,334

SOVEREIGN ISSUES 5.2%
Australia Government
2.500% due 09/20/2030 (d)	AUD	33,000	35,897
3.000% due 09/20/2025 (d)		127,000	151,857
4.000% due 08/20/2015 (d)		70,000	128,651
4.000% due 08/20/2020 (d)		121,100	217,549
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2014	BRL	34,558	45,001
Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	26,100	27,085
Export-Import Bank of Korea
0.523% due 10/04/2011		$15,200	15,204
4.000% due 01/29/2021		2,000	1,850
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	6,400	10,451

Italy Buoni Poliennali Del Tesoro
1.850% due 09/15/2012 (d)	EUR	49,395	72,426
2.100% due 09/15/2016 (d)		108,742	156,332
2.100% due 09/15/2021 (d)		157,706	214,026
2.600% due 09/15/2023 (d)		108,559	152,832
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	5,800	6,704
Republic of Germany Government
2.250% due 04/15/2013 (d)	EUR	49,477	74,063

Total Sovereign Issues (Cost $1,234,210)			1,309,928

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	8,692

Total Convertible Preferred Securities (Cost $8,200)			8,692

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		7,750	7,284
Citigroup Capital XIII
7.875% due 10/30/2040		80,000	2,222
GMAC Capital Trust I
8.125% due 02/15/2040		500,000	12,846

Total Preferred Securities (Cost $21,790)			22,352

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
1.602% due 06/10/2013		$27,800	27,816
Banco Bradesco S.A.
0.000% due 08/26/2011		29,700	29,621
0.000% due 03/23/2012		26,800	26,691
1.955% due 01/24/2013		34,150	34,432
Banco Do Brasil S.A.
0.000% due 11/15/2011		40,800	40,948
Barclays Bank PLC
1.409% due 12/16/2011		42,600	42,794
BNP Paribas
0.660% due 03/02/2012		4,800	4,805
Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		21,200	21,203
Itau Unibanco S.A.
0.000% due 07/07/2011		11,650	11,648
0.000% due 08/11/2011		50,000	49,930
0.000% due 09/26/2011		133,400	133,039
0.000% due 01/17/2012		50,000	49,623
0.000% due 03/02/2012		13,900	13,761
Royal Bank of Scotland Group PLC
1.653% due 10/15/2012		28,400	28,778

			515,089

COMMERCIAL PAPER 0.1%
Vodafone Group PLC
0.880% due 01/19/2012		37,000	36,903

			36,903

REPURCHASE AGREEMENTS 9.9%
Barclays Capital, Inc.
0.080% due 07/08/2011		196,000	196,000
(Dated 06/17/2011. Collateralized by Fannie Mae 3.120% due 02/01/2041 valued at $62,652 and Freddie Mac 4.500% due 01/01/2025 valued at $139,540. Repurchase proceeds are $196,005.)
0.100% due 07/14/2011		96,600	96,600
(Dated 06/23/2011. Collateralized by Federal Home Loan Bank 0.135% due 06/17/2013 valued at $98,425. Repurchase proceeds are $96,603.)
BNP Paribas Securities Corp.
0.060% due 07/01/2011		202,300	202,300
(Dated 06/30/2011. Collateralized by Fannie Mae 4.500% due 05/01/2041 valued at $51,725 and Freddie Mac 5.000% due 07/01/2035 valued at $157,358. Repurchase proceeds are $202,306.)
0.100% due 07/15/2011		100,000	100,000
(Dated 06/15/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $77,497 and Freddie Mac 4.500% due 12/01/2040 valued at $25,780. Repurchase proceeds are $100,003.)
0.150% due 07/20/2011		98,000	98,000
(Dated 06/20/2011. Collateralized by Fannie Mae 3.500% - 5.000% due 12/01/2025 - 09/01/2040 valued at $101,168. Repurchase proceeds are $98,003.)
Citigroup Global Markets, Inc.
0.030% due 07/01/2011		49,900	49,900
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $50,950. Repurchase proceeds are $49,901.)
Credit Suisse Securities (USA) LLC
0.100% due 07/14/2011		150,000	150,000
(Dated 06/15/2011. Collateralized by Fannie Mae 3.360% due 09/28/2020 valued at $149,482 and Federal Home Loan Bank 3.625% due 05/29/2013 valued at $3,000. Repurchase proceeds are $150,004.)
Goldman Sachs & Co.
0.100% due 07/11/2011		300,000	300,000
(Dated 06/08/2011. Collateralized by Fannie Mae 4.500% due 04/01/2040 valued at $307,196. Repurchase proceeds are $300,008.)
0.100% due 07/11/2011		150,000	150,000
(Dated 06/16/2011. Collateralized by Fannie Mae 4.500% - 5.000% due 07/01/2024 - 08/01/2040 valued at $154,834. Repurchase proceeds are $150,004.)
0.100% due 07/14/2011		100,000	100,000
(Dated 06/14/2011. Collateralized by Fannie Mae 5.500% due 06/01/2036 - 03/01/2039 valued at $102,952. Repurchase proceeds are $100,003.)
0.120% due 07/05/2011		250,000	250,000
(Dated 06/02/2011. Collateralized by Fannie Mae 4.500% - 5.000% due 07/01/2037 - 08/01/2039 valued at $254,258. Repurchase proceeds are $250,007.)
0.300% due 09/02/2011		52,135	52,135
(Dated 06/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $53,633. Repurchase proceeds are $52,137.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011		50,000	50,000
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 3.875% due 10/07/2013 valued at $45,970 and Freddie Mac 0.126% due 11/02/2012 valued at $5,150. Repurchase proceeds are $50,001.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		31,000	31,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $31,726. Repurchase proceeds are $31,001.)
0.090% due 07/06/2011		300,000	300,000
(Dated 06/06/2011. Collateralized by U.S. Treasury Notes 0.750% - 1.375% due 03/15/2012 - 03/31/2013 valued at $306,134. Repurchase proceeds are $300,008.)
0.090% due 07/11/2011		100,000	100,000
(Dated 06/09/2011. Collateralized by Ginnie Mae 5.000% due 08/20/2040 valued at $101,919. Repurchase proceeds are $100,003.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		6,783	6,783
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $6,925. Repurchase proceeds are $6,783.)
TD Securities (USA) LLC
0.090% due 07/06/2011		250,000	250,000

(Dated 06/08/2011. Collateralized by Fannie Mae 0.910% due 03/01/2012 valued at $9,032; Federal Home Loan Bank 0.000% due 08/17/2011 valued at $49,999; and U.S. Treasury Notes 0.375% due 08/31/2012 valued at $196,021. Repurchase proceeds are $250,007.)

			2,482,718

SHORT-TERM NOTES 2.4%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		800	793
2.596% due 12/28/2011		7,300	7,240
Fannie Mae
0.070% due 10/03/2011		315,190	315,165
0.070% due 10/04/2011		4,500	4,500
0.080% due 07/21/2011		173,500	173,492
0.130% due 12/01/2011		13,400	13,396

Freddie Mac
0.050% due 08/12/2011		8,400	8,400
0.060% due 07/21/2011		60,400	60,398
0.080% due 07/06/2011		3,000	3,000
Pacific Gas & Electric Co.
0.870% due 10/11/2011		7,300	7,300

			593,684

JAPAN TREASURY BILLS 1.8%
0.106% due 07/19/2011	JPY	36,660,000	455,352

U.S. TREASURY BILLS 1.2%
0.028% due 07/14/2011 - 10/20/2011 (c)(f)(g)(i)		$295,613	295,597

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.1%
		2,670,817	26,759

Total Short-Term Instruments (Cost $4,388,690)			4,406,102

PURCHASED OPTIONS (k) 0.1%
(Cost $27,143)			27,579

Total Investments 126.9% (Cost $31,425,850)			$31,953,893
Written Options (l) (0.2%) (Premiums $81,356)			(59,484)
Other Assets and Liabilities (Net) (26.7%)			(6,705,479)

Net Assets 100.0%			$25,188,930

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $385,613 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $11,105 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,125,004 at a weighted average interest rate of 0.140%. On June 30, 2011, securities valued at $1,542,138 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $32,731 and cash of $11 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	373	$542
90-Day Euribor June Futures	Long	06/2012	813	723
90-Day Euribor March Futures	Long	03/2013	373	561
90-Day Euribor September Futures	Long	09/2012	399	532
90-Day Eurodollar December Futures	Long	12/2011	2,890	800
90-Day Eurodollar December Futures	Long	12/2012	2,193	(158)
90-Day Eurodollar June Futures	Long	06/2012	1,322	1,153
90-Day Eurodollar March Futures	Long	03/2012	8,409	7,060
90-Day Eurodollar March Futures	Long	03/2013	3,402	(1,759)
90-Day Eurodollar September Futures	Long	09/2011	4,869	678
90-Day Eurodollar September Futures	Long	09/2012	2,577	1,418
Corn December Futures	Short	12/2011	2,015	2,008
Euro-Bobl September Futures	Long	09/2011	1,335	668
Euro-Bund 10-Year Bond September Futures	Long	09/2011	296	159
Euro-Mill Wheat November Futures	Long	11/2011	1,562	(2,726)
Euro-Rapeseed August Futures	Long	08/2011	133	(105)
Robusta Coffee September Futures	Long	09/2011	257	554
Soybean Meal December Futures	Long	12/2011	240	(145)
Soybean November Futures	Long	11/2011	649	(2,799)
Wheat December Futures	Long	12/2011	254	(2,483)
Wheat December Futures	Short	12/2011	400	4,021
White Sugar August Futures	Long	07/2011	132	537

				$11,239

(j)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount(4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.483%	$5,000	$(142)	$0	$(142)
Consolidated Natural Gas Co.	UBS	(0.590%	)	03/20/2014	0.250%	1,000	(9)	0	(9)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.281%	10,000	257	0	257
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	0.666%	1,000	(13)	0	(13)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	1.801%	5,000	(230)	0	(230)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	0.666%	2,000	(26)	0	(26)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.320%	5,000	286	261	25
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.412%	4,000	255	215	40
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.403%	4,000	(25)	85	(110)
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	3.019%	8,000	274	0	274
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.771%	1,700	(84)	(55)	(29)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.019%	1,700	56	0	56
International Lease Finance Corp.	GSC	(5.000%	)	03/20/2012	1.563%	5,000	(132)	(137)	5
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.232%	3,000	(198)	(92)	(106)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	2.808%	1,200	(81)	(39)	(42)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.493%	2,000	(70)	0	(70)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.251%	1,000	(50)	0	(50)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.204%	1,500	(21)	0	(21)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	0.782%	2,145	(7)	48	(55)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.958%	1,000	34	58	(24)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.318%	1,500	(8)	0	(8)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.318%	1,500	(18)	0	(18)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%	800	(16)	0	(16)
Rexam PLC	CITI	(1.450%	)	06/20/2013	0.456%	12,000	(241)	0	(241)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.653%	1,000	(13)	(2)	(11)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	12/20/2016	3.801%	800	106	65	41
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	0.813%	3,500	(57)	0	(57)

							$(173)	$407	$(580)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		$200	$1	$(14)	$15
BP Capital Markets America, Inc.	CITI	5.000%	06/20/2015	0.676%		250	43	5	38
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%		2,000	25	(52)	77
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%		900	160	15	145
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.203%		300	4	(8)	12
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		16,300	44	(174)	218
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		7,300	(261)	(213)	(48)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		30,100	81	(329)	410
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.469%		11,600	(415)	(339)	(76)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		7,000	19	(80)	99
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		19,600	53	(262)	315
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.053%		1,500	(131)	(182)	51
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.053%		1,700	(149)	(205)	56
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.053%		1,500	(132)	(185)	53
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		8,600	(752)	(1,050)	298
Emirate of Abu Dhabi Government Bond	CITI	1.000%	03/20/2016	0.882%		1,000	5	(7)	12
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2016	0.882%		4,000	23	(32)	55
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	03/20/2016	0.882%		2,400	14	(19)	33
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		7,500	42	(50)	92
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		1,000	4	(8)	12
France Government Bond	BOA	0.250%	06/20/2015	0.624%		36,300	(524)	(700)	176
France Government Bond	BOA	0.250%	12/20/2015	0.700%		40,500	(787)	(984)	197
France Government Bond	CITI	0.250%	06/20/2015	0.624%		12,400	(179)	(262)	83
France Government Bond	CITI	0.250%	12/20/2015	0.700%		19,700	(383)	(542)	159
France Government Bond	JPM	0.250%	06/20/2015	0.624%		12,600	(182)	(445)	263
France Government Bond	JPM	0.250%	12/20/2015	0.700%		24,600	(477)	(494)	17
France Government Bond	RBS	0.250%	12/20/2015	0.700%		23,300	(453)	(452)	(1)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		17,500	163	383	(220)
Japan Government International Bond	CITI	1.000%	06/20/2016	0.867%		5,600	38	(1)	39
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%		3,100	28	64	(36)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		31,200	290	660	(370)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		9,100	61	(4)	65
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		44,600	415	983	(568)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		12,100	113	272	(159)
MetLife, Inc.	BOA	1.000%	09/20/2013	0.730%		1,300	8	(63)	71
MetLife, Inc.	SOG	1.000%	09/20/2013	0.730%		11,500	73	(538)	611
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		5,200	22	(64)	86
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		1,000	4	(6)	10
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%		1,000	3	(6)	9
Prudential Financial, Inc.	UBS	1.000%	09/20/2011	0.329%		2,000	3	(12)	15
Qatar Government International Bond	HSBC	1.000%	03/20/2016	0.913%		7,500	32	(45)	77
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%		1,000	4	(7)	11
Qatar Government International Bond	MSC	1.000%	03/20/2016	0.913%		2,500	11	(20)	31
Republic of Italy Government Bond	BNP	1.000%	03/20/2014	1.353%		4,000	(37)	(55)	18
Spain Government International Bond	BNP	1.000%	03/20/2016	2.571%		29,700	(1,972)	(1,797)	(175)
Spain Government International Bond	BOA	1.000%	06/20/2016	2.589%		50,400	(3,533)	(3,238)	(295)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%		61,600	(4,318)	(3,781)	(537)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		2,400	(160)	(137)	(23)
Spain Government International Bond	GSC	1.000%	06/20/2016	2.589%		50,000	(3,505)	(3,072)	(433)
Spain Government International Bond	JPM	1.000%	03/20/2016	2.571%		5,000	(332)	(285)	(47)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%	JPY	206,800	(472)	(451)	(21)
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2013	14.724%		39,000	(100)	(97)	(3)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%		20,000	(37)	(41)	4
United Kingdom Gilt	BNP	1.000%	12/20/2015	0.534%		$35,200	725	826	(101)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%		4,200	86	50	36
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.478%		19,500	403	227	176
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		1,100	23	26	(3)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		15,000	310	116	194
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		19,100	393	443	(50)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.478%		20,200	418	227	191
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.478%		22,000	454	212	242

							$(14,693)	$(16,299)	$1,606

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$51,300	$6,316	$6,860	$(544)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	66,600	8,200	9,094	(894)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	48,700	5,996	7,089	(1,093)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	50,000	6,156	7,050	(894)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	13,600	1,674	1,904	(230)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	31,100	3,830	4,341	(511)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015	23,800	2,930	3,272	(342)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	15,700	1,933	2,206	(273)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	23,300	3,088	3,146	(58)
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	29,600	276	201	75
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	713,600	2,882	1,438	1,444

					$43,281	$46,601	$(3,320)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	25,900	$955	$0	$955
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		33,700	1,421	0	1,421
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	308	0	308
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		67,500	1,784	0	1,784
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(1,124)	(336)	(788)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(2,336)	(49)	(2,287)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		38,200	231	79	152
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		48,300	292	98	194
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,900	671	241	430
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		74,000	(224)	(2)	(222)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		110,400	(292)	(81)	(211)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		130,300	1,203	263	940
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		174,800	3,030	1,409	1,621
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		200,900	797	(76)	873
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		600	11	5	6
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		126,900	2,332	1,015	1,317
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		16,100	157	128	29
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	927	92	835
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	1,334	70	1,264
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	5,316	462	4,854
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		77,800	274	(367)	641
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		266,700	1,077	179	898
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		121,900	492	169	323
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		95,900	487	0	487
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		45,700	306	(86)	392
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		15,400	127	65	62
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		120,000	1,197	475	722
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		$45,400	1,402	261	1,141

							$22,155	$4,014	$18,141

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/ Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(680.25)	11/28/2011	DUB	1,950	$1,163	$0	$1,163
Receive	CBOT Soybean November Futures	1380.85	10/27/2011	DUB	780	(677)	0	(677)
Receive	CBOT Wheat December Futures	845.5	11/29/2012	DUB	460	(358)	0	(358)
Pay	CBOT Wheat July Futures	(810.00)	06/28/2012	DUB	460	379	0	379
Pay	HOCL1 Index	9.4	12/31/2013	MSC	255	(133)	0	(133)
Pay	HOCL1 Index	9.45	12/31/2013	MSC	60	(34)	0	(34)
Pay	HOCL1 Index	9.55	12/31/2013	MSC	99	(66)	0	(66)
Pay	HOCL1 Index	10.1	12/31/2013	MSC	165	(200)	0	(200)
Pay	HOCL1 Index	10.6	12/31/2013	MSC	60	(102)	0	(102)
Pay	ICE Brent Crude December Futures	(105.70)	12/31/2011	MSC	63	(443)	0	(443)
Pay	ICE Brent Crude December Futures	(111.70)	12/31/2012	MSC	480	(52)	0	(52)
Pay	ICE Gas Oil December Futures	(19.10)	12/31/2013	MSC	105	242	0	242
Pay	ICE Gas Oil December Futures	(19.40)	12/31/2013	MSC	150	390	0	390
Pay	ICE Gas Oil December Futures	(19.45)	12/31/2013	MSC	60	159	0	159
Pay	ICE Gas Oil December Futures	(19.55)	12/31/2013	MSC	99	272	0	272
Pay	ICE Gas Oil December Futures	(19.60)	12/31/2013	MSC	165	462	0	462
Pay	ICE Gas Oil December Futures	(20.30)	12/31/2013	MSC	60	209	0	209
Receive	LME Lead August Futures	2218.5	08/15/2011	JPM	9	4,061	0	4,061
Receive	LME Lead January Futures	2390	01/16/2012	JPM	1	271	0	271
Receive	NYMEX Natural Gas December Futures	7.2	12/31/2019	DUB	2,042	159	0	159
Receive	NYMEX WTI Crude December Futures	97.4	11/17/2011	MSC	200	17	0	17
Pay	NYMEX WTI Crude December Futures	(102.00)	11/17/2011	MSC	200	902	0	902
Pay	NYMEX WTI Crude December Futures	(100.00)	11/15/2012	MSC	400	(315)	0	(315)
Receive	NYMEX WTI Crude December Futures	100.3	11/15/2012	MSC	400	196	0	196
Pay	NYMEX WTI Crude December Futures	(97.95)	11/19/2013	MSC	200	(618)	0	(618)
Receive	NYMEX WTI Crude December Futures	100.105	11/19/2013	MSC	200	195	0	195
Pay	NYMEX WTI Crude March Futures	(101.40)	02/17/2012	MSC	230	617	0	617
Receive	NYMEX WTI Crude March Futures	102.1	02/19/2013	MSC	230	(286)	0	(286)
Receive	USCRLLSS Index	105.2	12/31/2011	MSC	63	371	0	371
Receive	USCRLLSS Index	111.45	12/31/2012	MSC	480	145	0	145

						$6,926	$0	$6,926

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive (7)	BCC2GO1P Index	12,994	0.230%	$11,690	07/27/2011	BCLY	$446
Receive (7)	BCC2LP1P Index	14,676	0.240%	10,900	07/27/2011	BCLY	429
Receive	BXCS1461 Index	588,149	3-Month USD-LIBOR plus a specified spread	1,622,720	07/27/2011	BCLY	9,286
Receive	BXCS1469 Index	27,877	3-Month USD-LIBOR plus a specified spread	31,020	07/27/2011	BCLY	1,228
Receive	DJUBSF3T Index	704,819	3-Month USD-LIBOR plus a specified spread	477,420	07/27/2011	BCLY	1,892
Receive	LPP2TR Index	1,043,592	3-Month USD-LIBOR plus a specified spread	442,090	07/27/2011	BCLY	1,802
Receive	CVICSTR3 Index	2,343,904	3-Month USD-LIBOR plus a specified spread	788,420	07/27/2011	CITI	4,611
Receive	DJUBSF3T Index	816,650	3-Month USD-LIBOR plus a specified spread	553,170	07/27/2011	CITI	2,193
Pay (7)	DJUBSHG Index	194,006	0.000%	84,909	07/27/2011	CSFB	(3,607)
Receive	DJUBSTR Index	5,948,830	3-Month USD-LIBOR plus a specified spread	1,879,970	07/27/2011	CSFB	8
Receive (7)	SPGCICP Index	106,258	0.000%	85,758	07/27/2011	CSFB	3,370
Receive	DJUBSTR Index	6,788,008	3-Month USD-LIBOR plus a specified spread	2,145,170	07/27/2011	DUB	10
Receive	DJUBSTR Index	3,033,604	3-Month USD-LIBOR plus a specified spread	958,690	07/27/2011	GSC	5
Receive	ENHGD84T Index	4,624,817	3-Month USD-LIBOR plus a specified spread	1,854,880	07/27/2011	GSC	10,654
Receive	DJUBSF3T Index	1,659,651	3-Month USD-LIBOR plus a specified spread	1,124,190	07/27/2011	JPM	4,458
Pay (7)	DJUBSLC3 Index	368,595	0.100%	51,727	07/27/2011	JPM	544
Pay (7)	DJUBSLH Index	2,862,193	0.000%	29,126	07/27/2011	JPM	213
Receive (7)	DJUBSLH3 Index	173,667	0.000%	31,003	07/27/2011	JPM	(455)
Receive	DJUBSTR Index	8,345,265	3-Month USD-LIBOR plus a specified spread	2,637,300	07/27/2011	JPM	12
Receive (7)	JMCU305E Index	405,365	0.000%	54,398	07/27/2011	JPM	(665)
Pay (7)	SPGCILP Index	91,505	0.000%	25,371	07/27/2011	JPM	(975)
Receive	DJUBSTR Index	3,533,946	3-Month USD-LIBOR plus a specified spread	1,116,810	07/27/2011	MLP	5
Pay	DJUBHGTR Index	34,791	3-Month USD-LIBOR plus a specified spread	30,610	07/27/2011	MSC	(1,300)
Receive (7)	DJUBSAL Index	124,274	0.240%	7,100	07/27/2011	MSC	33
Receive	DJUBSF3T Index	14,852	3-Month USD-LIBOR plus a specified spread	10,060	07/27/2011	MSC	40
Receive (7)	DJUBSLI Index	204,091	0.200%	7,400	07/27/2011	MSC	(57)
Receive (7)	DJUBSNI Index	13,384	0.240%	3,400	07/27/2011	MSC	111
Receive (7)	DJUBSPR Index	86,345	0.180%	20,920	07/27/2011	MSC	210
Receive	DJUBSTR Index	1,651,301	3-Month USD-LIBOR plus a specified spread	521,850	07/27/2011	MSC	2
Receive (7)	DJUBSZS Index	37,210	0.240%	3,030	07/27/2011	MSC	113
Receive	MOTT3001 Index	8,414,916	3-Month USD-LIBOR plus a specified spread	2,865,860	07/27/2011	MSC	16,764
Receive	MOTT3002 Index	9,097,865	3-Month USD-LIBOR plus a specified spread	3,048,050	07/27/2011	MSC	17,821
Receive	MOTT3007 Index	1,203,218	3-Month USD-LIBOR plus a specified spread	400,600	07/27/2011	MSC	2,324
Receive (7)	SPGSBRP Index	43,711	0.150%	33,520	07/27/2011	MSC	1,125
Receive	DJUBSTR Index	3,335,227	3-Month USD-LIBOR plus a specified spread	1,054,010	07/27/2011	SOG	6
Receive	DJUBSTR Index	4,701,074	3-Month USD-LIBOR plus a specified spread	1,485,650	07/27/2011	UBS	7

							$72,663

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$0.102	11/10/2011	DUB	$29,875	$46	$0	$46
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB	15,603	134	0	134
Pay	ICE Brent Crude October Futures	0.109	09/12/2011	DUB	8,150	59	0	59
Pay	ICE Brent Crude October Futures	0.116	09/12/2011	DUB	7,706	102	0	102
Pay	London Gold Market Fixing Ltd. PM	0.078	07/08/2011	DUB	30,100	1,734	0	1,734
Pay	London Gold Market Fixing Ltd. PM	0.032	08/12/2011	GSC	15,000	227	0	227
Pay	London Gold Market Fixing Ltd. PM	0.043	11/02/2011	SOG	48,080	335	0	335
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM	20,488	190	0	190
Pay	London Gold Market Fixing Ltd. PM	0.034	12/05/2011	MSC	33,118	97	0	97
Pay	NYMEX WTI Crude August Futures	0.123	07/15/2011	DUB	8,130	190	0	190
Pay	NYMEX WTI Crude August Futures	0.126	07/15/2011	SOG	6,430	230	0	230
Pay	NYMEX WTI Crude August Futures	0.133	07/15/2011	DUB	8,830	389	0	389
Pay	NYMEX WTI Crude August Futures	0.141	07/15/2011	DUB	14,760	1,017	0	1,017
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB	29,875	(209)	0	(209)
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB	15,603	(217)	0	(217)
Receive	NYMEX WTI Crude October Futures	0.109	09/12/2011	DUB	8,150	(79)	0	(79)
Receive	NYMEX WTI Crude October Futures	0.116	09/12/2011	DUB	7,706	(131)	0	(131)

						$4,114	$0	$4,114

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k) Purchased options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Gold December Futures	JPM	$1,200.000	11/22/2011	25	$50	$6
Call - OTC WTI Crude December Futures	CSFB	120.000	11/15/2013	50	710	399
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	576	4,147	3,387
Call - OTC WTI Crude December Futures	DUB	118.000	11/17/2015	500	5,560	5,630
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	98	684	576
Call - OTC WTI Crude December Futures	MSC	109.000	12/31/2011	492	1,921	783
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	1,020	6,326	5,784
Call - OTC WTI Crude December Futures	UBS	130.000	11/15/2013	150	1,122	882

					$20,520	$17,447

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$627,400	$2,131	$3,289
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	294,500	714	714
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	1,168,900	3,778	6,129

							$6,623	$10,132

(l) Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	CSFB	$129.000	11/11/2013	50	$713	$(466)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	576	4,303	(3,876)
Call - OTC Brent Crude December Futures	DUB	125.000	11/10/2015	500	5,620	(6,065)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	98	706	(660)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	1,020	6,426	(5,743)
Call - OTC Brent Crude December Futures	UBS	140.000	11/11/2013	150	1,164	(1,010)
Put - OTC Corn December Futures	DUB	430.000	11/25/2011	900	277	(163)
Put - OTC Corn December Futures	DUB	550.000	11/25/2011	250	200	(400)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	82	188	(69)
Call - OTC Gold December Futures	DUB	1,750.000	10/27/2011	200	238	(168)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	496	322	(84)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	898	1,983	(754)
Call - OTC Gulf Coast 54-Grade Jet Fuel December Futures	MSC	300.000	12/31/2011	492	2,633	(3,199)
Call - OTC Wheat September Futures	DUB	1,500.000	08/26/2011	1,350	523	(8)

					$25,296	$(22,665)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	661	$138	$(146)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	423	137	(90)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	166	55	(70)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	166	77	(15)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	973	623	(71)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	973	455	(762)

				$1,485	$(1,154)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$1,254,800	$2,227	$(732)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	294,500	1,680	(1,740)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	2,337,800	3,929	(1,364)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,200	83	(64)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	351	(271)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	47,300	303	(249)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,276,300	10,281	(6,720)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	39,800	350	(152)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	289,200	2,968	(1,107)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	183,600	2,080	(703)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	111,000	1,241	(425)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	108,400	986	(415)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	227,000	2,515	(869)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	212,000	403	(329)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	212,000	869	(493)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	13,200	90	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011	92,700	514	(313)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011	92,700	514	(297)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	18,500	128	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	369,800	2,552	(2,226)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	369,800	4,179	(3,239)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,800	58	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	44,000	299	(1)

							$38,600	$(21,709)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$12,500	$62	$(6)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	63,700	137	(142)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	63,700	261	(33)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	18,700	73	(42)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	18,700	86	(10)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	16,600	90	(9)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	44,400	200	(54)

						$909	$(296)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	135,900	$1,263	$(390)

Straddle Options

Description	Counterparty	Exercise Level (9)	Expiration Date	Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$115,700	$611	$(749)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	139,200	707	(901)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	276,200	3,066	(4,476)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	310,200	3,373	(5,085)

					$7,757	$(11,211)

(9)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	218.803	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	02/11/2021	$85,000	$863	$(435)
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	160,900	1,359	(431)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	(907)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	33,400	431	(103)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	275	(130)
Floor - OTC CPURNSA Index	RBS	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015	9,100	211	(53)

						$6,046	$(2,059)

(m)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (10)
Fannie Mae	3.500%	07/01/2041	$5,000	$4,825	$(4,777)
Fannie Mae	4.000%	07/01/2041	4,000	4,024	(3,998)
Fannie Mae	5.500%	08/01/2041	11,000	11,908	(11,871)
Ginnie Mae	4.000%	07/01/2041	81,000	81,975	(82,468)
U.S. Treasury Bonds	4.375%	05/15/2041	47,700	47,685	(47,952)

				$150,417	$(151,066)

(10)	Market value includes $267 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	279,665	07/2011	DUB	$0	$(7,606)	$(7,606)
Sell	BRL	88,850	08/2011	BCLY	0	(991)	(991)
Buy		88,850	08/2011	RBS	1,432	0	1,432
Buy		88,850	09/2011	BCLY	971	0	971
Buy	CAD	167,031	09/2011	BNP	3,007	0	3,007
Buy	CNY	25,344	11/2011	BCLY	8	(7)	1
Buy		106,871	11/2011	CITI	86	0	86
Buy		7,846	11/2011	HSBC	0	(4)	(4)
Buy		55,808	11/2011	JPM	0	(21)	(21)
Buy		5,142	11/2011	RBS	4	0	4
Buy		9,339	02/2012	BCLY	0	(6)	(6)
Buy		131,851	02/2012	DUB	229	0	229
Sell	EUR	50,254	07/2011	BCLY	241	(622)	(381)
Buy		2,129	07/2011	BNP	26	0	26
Sell		104,591	07/2011	BNP	16	(300)	(284)
Sell		13,712	07/2011	BOA	0	(558)	(558)
Buy		8,884	07/2011	CITI	166	0	166
Sell		92,961	07/2011	CITI	897	(1,603)	(706)
Buy		12,459	07/2011	CSFB	106	0	106
Sell		14,261	07/2011	CSFB	0	(181)	(181)
Sell		2,568	07/2011	DUB	26	0	26
Sell		27,727	07/2011	HSBC	12	(417)	(405)
Buy		9,639	07/2011	JPM	65	0	65
Sell		37,476	07/2011	JPM	0	(249)	(249)
Sell		236,750	07/2011	MSC	0	(1,945)	(1,945)
Buy		1,661	07/2011	RBC	4	0	4
Sell		1,217	07/2011	RBC	0	(40)	(40)
Buy		10,328	07/2011	RBS	150	0	150
Sell		162,390	07/2011	RBS	20	(1,456)	(1,436)
Sell		274,832	07/2011	UBS	0	(5,373)	(5,373)
Sell	GBP	19,677	09/2011	BNP	28	0	28
Sell		22,152	09/2011	UBS	851	0	851
Buy	IDR	400,172,800	10/2011	CITI	2,849	0	2,849
Buy		175,750,000	10/2011	GSC	1,263	0	1,263
Buy		50,000,000	01/2012	BOA	185	0	185
Buy		47,000,000	01/2012	CITI	156	0	156
Buy		90,047,000	01/2012	JPM	149	0	149
Buy	INR	2,185,976	08/2011	BCLY	406	0	406
Buy		1,327,595	08/2011	DUB	1,226	0	1,226
Buy		2,884,067	08/2011	HSBC	2,515	0	2,515
Buy		1,929,287	08/2011	JPM	1,277	0	1,277
Buy		5,038,103	08/2011	RBS	3,982	0	3,982
Buy	JPY	65,000	07/2011	BNP	0	(4)	(4)
Sell		11,660,000	07/2011	CITI	0	(5,961)	(5,961)
Sell		25,000,000	07/2011	DUB	0	(11,606)	(11,606)
Sell		6,920,177	07/2011	JPM	0	(3,350)	(3,350)
Sell		177,488	07/2011	RBC	19	0	19
Buy	KRW	90,944,000	08/2011	CITI	2,124	0	2,124

Buy		126,000,000	08/2011	JPM	2,377	0	2,377
Buy		41,982,720	08/2011	MSC	855	0	855
Buy		87,657,557	08/2011	SOG	1,302	0	1,302
Buy		25,000,000	11/2011	GSC	365	0	365
Buy	MXN	129,296	07/2011	BCLY	351	0	351
Buy		55,450	07/2011	CITI	35	0	35
Buy		1,010,277	07/2011	HSBC	2,031	0	2,031
Buy		244,832	07/2011	MSC	647	0	647
Sell		1,439,854	07/2011	MSC	851	0	851
Buy		1,439,854	11/2011	MSC	0	(851)	(851)
Buy	MYR	85,004	08/2011	BCLY	689	0	689
Buy		100,260	08/2011	CITI	748	0	748
Buy		29,001	08/2011	HSBC	193	0	193
Buy		17,000	08/2011	JPM	120	0	120
Buy		54,217	11/2011	CITI	0	(272)	(272)
Buy	PHP	2,054,747	11/2011	BCLY	928	0	928
Buy		656,200	11/2011	CITI	282	0	282
Buy		1,750,515	03/2012	CITI	0	(99)	(99)
Buy		1,405,000	03/2012	JPM	0	(40)	(40)
Buy	SGD	5,300	09/2011	BCLY	170	0	170
Buy		12,200	09/2011	CITI	393	0	393
Buy		48,400	09/2011	DUB	279	0	279
Buy		26,486	09/2011	GSC	46	0	46
Buy		31,177	09/2011	JPM	496	0	496
Buy		35,500	09/2011	RBS	627	0	627
Buy		14,000	09/2011	UBS	1	0	1
Buy		32,887	12/2011	CITI	629	0	629

					$38,911	$(43,562)	$(4,651)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$144,827	$4,949	$149,776
Corporate Bonds & Notes
Banking & Finance	0	3,211,937	7,943	3,219,880
Industrials	0	394,438	3,500	397,938
Utilities	0	85,435	0	85,435
Convertible Bonds & Notes
Banking & Finance	0	2,620	0	2,620
Industrials	0	4,020	0	4,020
Municipal Bonds & Notes
California	0	33,808	0	33,808
New Jersey	0	2,567	0	2,567
Ohio	0	13,577	0	13,577
Puerto Rico	0	2,250	0	2,250
Rhode Island	0	1,202	0	1,202
Texas	0	2,608	0	2,608
West Virginia	0	7,761	0	7,761
U.S. Government Agencies	0	296,988	70,948	367,936
U.S. Treasury Obligations	0	20,249,309	0	20,249,309
Mortgage-Backed Securities	0	1,001,219	0	1,001,219
Asset-Backed Securities	0	611,026	26,308	637,334
Sovereign Issues	0	1,309,928	0	1,309,928
Convertible Preferred Securities
Banking & Finance	8,692	0	0	8,692
Preferred Securities
Banking & Finance	2,222	20,130	0	22,352
Short-Term Instruments
Certificates of Deposit	0	515,089	0	515,089
Commercial Paper	0	36,903	0	36,903
Repurchase Agreements	0	2,482,718	0	2,482,718
Short-Term Notes	0	593,684	0	593,684
Japan Treasury Bills	0	455,352	0	455,352
U.S. Treasury Bills	0	295,597	0	295,597
PIMCO Short-Term Floating NAV Portfolio	26,759	0	0	26,759
Purchased Options
Commodity Contracts	0	16,664	783	17,447
Interest Rate Contracts	0	10,132	0	10,132
	$37,673	$31,801,789	$114,431	$31,953,893
Short Sales, at value	$0	$(151,066)	$0	$(151,066)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	7,120	91,999	2,683	101,802
Credit Contracts	0	6,989	0	6,989
Foreign Exchange Contracts	0	38,911	0	38,911
Interest Rate Contracts	14,294	21,649	0	35,943
	$21,414	$159,548	$2,683	$183,645

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(8,258)	(29,274)	(4,370)	(41,902)
Credit Contracts	0	(9,579)	0	(9,579)
Foreign Exchange Contracts	0	(43,952)	0	(43,952)
Interest Rate Contracts	(1,917)	(26,371)	(13,270)	(41,558)

	$(10,175)	$(109,176)	$(17,640)	$(136,991)

Totals	$48,912	$31,701,095	$99,474	$31,849,481

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$4,960	$0	$0	$0	$0	$(11)	$0	$0	$4,949	$(11)
Corporate Bonds & Notes
Banking & Finance	9,581	0	0	4	0	11	0	(1,653)	7,943	25
Industrials	0	3,500	0	0	0	0	0	0	3,500	0
U.S. Government Agencies	72,583	0	(1,682)	0	0	47	0	0	70,948	53
Asset-Backed Securities	107,443	2,308	(7,592)	136	219	1,438	0	(77,644)	26,308	93
Purchased Options
Commodity Contracts	3,918	0	25	0	(1,268)	(1,892)	0	0	783	(1,828)

	$198,485	$5,808	$(9,249)	$140	$(1,049)	$(407)	$0	$(79,297)	$114,431	$(1,668)
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0	$0	$0	$0	$2,683	$0	$0	$2,683	$2,683

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(9,265)	1,788	0	0	(101)	3,208	0	0	(4,370)	3,208
Interest Rate Contracts	(16,535)	0	0	0	0	3,265	0	0	(13,270)	3,265

	$(25,800)	$1,788	$0	$0	$(101)	$6,473	$0	$0	$(17,640)	$6,473

Totals	$172,685	$7,596	$(9,249)	$140	$(1,150)	$8,749	$0	$(79,297)	$99,474	$7,488

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Kabel Deutschland Holding AG
5.316% due 12/20/2016	EUR	1,100	$1,600
Petroleum Export Ltd.
3.246% due 12/07/2012		$3,171	3,151

Total Bank Loan Obligations (Cost $4,622)			4,751

CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 3.9%
ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,189
Banco Santander Brasil S.A.
2.346% due 03/18/2014		7,200	7,242
Bank of America Corp.
0.750% due 09/11/2012		3,150	3,146
7.375% due 05/15/2014		4,800	5,398
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,441
BPCE S.A.
4.625% due 07/29/2049	EUR	100	123
Citigroup, Inc.
1.111% due 02/15/2013		$5,800	5,780
2.262% due 08/13/2013		18,800	19,164
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	3,200	4,797
HSBC Finance Corp.
6.676% due 01/15/2021		$16,600	17,051
ING Bank NV
0.913% due 01/13/2012		5,800	5,811
2.625% due 02/09/2012		9,250	9,373
3.900% due 03/19/2014		4,000	4,281
International Lease Finance Corp.
5.000% due 09/15/2012		5,000	5,088
6.375% due 03/25/2013		2,000	2,070
LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,157
Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,143
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	1,100
Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		2,800	2,795
6.875% due 04/25/2018		5,500	6,091
Nationwide Building Society
5.500% due 07/18/2012		8,700	9,076
Nordea Bank AB
1.181% due 01/14/2014		12,500	12,619
Qatari Diar Finance QSC
5.000% due 07/21/2020		6,200	6,367
Royal Bank of Scotland Group PLC
1.174% due 04/23/2012		5,800	5,836
Springleaf Finance Corp.
5.200% due 12/15/2011		5,000	5,021
5.625% due 08/17/2011		2,700	2,702
5.900% due 09/15/2012		1,300	1,306
Svenska Handelsbanken AB
1.248% due 09/14/2012		4,500	4,542
Swedbank AB
2.800% due 02/10/2012		5,330	5,407
Wachovia Corp.
0.463% due 08/01/2013		1,460	1,453

			182,569

INDUSTRIALS 1.9%
Arrow Electronics, Inc.
6.000% due 04/01/2020		1,700	1,820
Black & Decker Corp.
8.950% due 04/15/2014		500	592
Cytec Industries, Inc.
8.950% due 07/01/2017		500	624
Daimler Finance North America LLC
5.750% due 09/08/2011		500	505
Dow Chemical Co.
2.518% due 08/08/2011		3,000	3,007
6.000% due 10/01/2012		2,300	2,439
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,302
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		700	773
8.125% due 07/15/2015		2,000	2,382
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,119
New York Times Co.
5.000% due 03/15/2015		6,000	6,113
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		5,800	6,148
Office Depot, Inc.
6.250% due 08/15/2013		14,000	14,420
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	845
President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	5,604
Pulte Group, Inc.
5.250% due 01/15/2014		6,000	6,150
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	550
Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,138
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,088
Seagate Technology HDD Holdings
6.375% due 10/01/2011		9,000	9,112
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,243
UST LLC
5.750% due 03/01/2018		1,000	1,077
Valero Energy Corp.
9.375% due 03/15/2019		250	320
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		5,700	5,777
WEA Finance LLC
7.125% due 04/15/2018		8,000	9,345
Whirlpool Corp.
7.750% due 07/15/2016		1,000	1,183

			91,676

UTILITIES 0.5%
BP Capital Markets PLC
3.625% due 05/08/2014		600	631
4.750% due 03/10/2019		1,200	1,267
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,044
Embarq Corp.
7.082% due 06/01/2016		4,000	4,449
Qwest Corp.
8.875% due 03/15/2012		4,000	4,220
Sprint Capital Corp.
8.375% due 03/15/2012		6,850	7,158
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,009

			23,778

Total Corporate Bonds & Notes (Cost $286,577)			298,023

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		$3,000	3,015

Total Convertible Bonds & Notes (Cost $2,882)			3,015

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
2.375% due 07/28/2015 (f)		6,000	6,181
4.000% due 10/01/2040		39	39
5.500% due 10/01/2034 - 08/01/2035		951	1,035

Total U.S. Government Agencies (Cost $7,150)			7,255

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025 (f)		119	137
3.625% due 04/15/2028 (f)		139	183
U.S. Treasury Notes
0.500% due 11/30/2012		3,200	3,208
0.625% due 06/30/2012		700	703

Total U.S. Treasury Obligations (Cost $4,231)			4,231

MORTGAGE-BACKED SECURITIES 0.1%
Merrill Lynch Floating Trust
0.728% due 07/09/2021		2,799	2,691
Wells Fargo Mortgage-Backed Securities Trust
5.886% due 09/25/2036		4,511	4,110

Total Mortgage-Backed Securities (Cost $6,483)			6,801

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		255	255
7.001% due 09/20/2022		1,300	1,195
SLC Student Loan Trust
4.750% due 06/15/2033		1,891	1,916
SLM Student Loan Trust
0.447% due 12/17/2018		125	124

Total Asset-Backed Securities (Cost $3,518)			3,490

SOVEREIGN ISSUES 6.7%
Australia Government Bond
4.750% due 06/15/2016	AUD	88,500	94,443
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,006	3,170
10.000% due 01/01/2017		102,000	59,270
Canada Government Bond
1.500% due 06/01/2012	CAD	89,000	92,494
Export-Import Bank of Korea
1.300% due 03/13/2012		$5,600	5,601
Mexico Government International Bond
5.950% due 03/19/2019		1,500	1,729
6.050% due 01/11/2040		6,500	6,948
Qatar Government International Bond
5.250% due 01/20/2020		5,000	5,355

Republic of Germany Government Bond
2.750% due 04/08/2016	EUR	32,700	48,427

Total Sovereign Issues (Cost $309,651)			317,437

	SHARES
MUTUAL FUNDS (c)(d) 59.7%
PIMCO Commodity Real Return Strategy Fund®		1,794,470	15,684
PIMCO Emerging Local Bond Fund		18,975,929	209,115
PIMCO Emerging Markets Bond Fund		7,288,077	81,991
PIMCO Emerging Markets Corporate Bond Fund		18,962,845	215,608
PIMCO Emerging Markets Currency Fund		10,698,111	118,428
PIMCO EqS Emerging Markets Fund		15,911,995	162,143
PIMCO EqS Pathfinder FundTM		39,952,397	425,493
PIMCO Global Advantage Strategy Bond Fund		27,840,003	321,552
PIMCO Global Bond Fund (Unhedged)		6,208,160	62,330
PIMCO Investment Grade Corporate Bond Fund		7,109,490	75,716
PIMCO Long-Term U.S. Government Fund		4,143,646	44,213
PIMCO Real Return Fund		432,562	5,048
PIMCO Real Estate Real Return Strategy Fund		2,055,704	10,237
PIMCO StocksPLUS® Fund		84,587,475	751,137
PIMCO Total Return Fund		13,715,474	150,733
PIMCO Unconstrained Bond Fund		14,791,779	164,188

Total Mutual Funds (Cost $2,673,882)			2,813,616

CONVERTIBLE PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		13,400	736

Total Convertible Preferred Securities (Cost $670)			736

EXCHANGE-TRADED FUNDS 23.5%
iShares MSCI EAFE Index Fund		5,748,616	345,722
PIMCO Investment Grade Corporate Bond Index Fund (c)		401,973	40,017
SPDR Gold Trust		1,283,335	187,341
Vanguard MSCI Emerging Markets ETF		10,969,711	533,347

Total Exchange-Traded Funds (Cost $1,026,052)			1,106,427

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
CERTIFICATES OF DEPOSIT 1.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$6,000	6,050
Banco Do Brasil S.A.
0.000% due 11/15/2011		10,600	10,638
BNP Paribas
0.660% due 03/02/2012		8,400	8,408
Itau Unibanco S.A.
0.000% due 07/19/2011		17,800	17,788
0.000% due 09/12/2011		6,000	5,986
0.000% due 12/12/2011		6,000	5,964

			54,834

REPURCHASE AGREEMENTS 1.9%
Banc of America Securities LLC
0.010% due 07/01/2011		15,300	15,300
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $15,707. Repurchase proceeds are $15,300.)
Barclays Capital, Inc.
0.010% due 07/01/2011		21,400	21,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% - 2.500% due 07/15/2015 - 01/15/2029 valued at $21,777. Repurchase proceeds are $21,401.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		25,300	25,300
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $25,823. Repurchase proceeds are $25,301.)
Goldman Sachs & Co.
0.300% due 09/02/2011		2,744	2,744
(Dated 06/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $2,827. Repurchase proceeds are $2,744.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011		15,000	15,000
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $15,334. Repurchase proceeds are $15,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		8,885	8,885
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $9,070. Repurchase proceeds are $8,885.)

			88,629

SHORT-TERM NOTES 0.0%
Fannie Mae
0.080% due 07/21/2011		1,700	1,700

U.S. TREASURY BILLS 0.8%
0.065% due 07/07/2011 - 10/13/2011 (a)(e)(f)		35,420	35,419

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.0%
		168,330	1,687

Total Short-Term Instruments (Cost $182,102)			182,269

PURCHASED OPTIONS (h) 1.1%
(Cost $62,335)			50,005

Total Investments 101.9% (Cost $4,570,155)			$4,798,056
Written Options (i) (0.3%) (Premiums $15,513)			(12,487)
Other Assets and Liabilities (Net) (1.6%)			(73,978)

Net Assets 100.0%			$4,711,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $18,377 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $20,404 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2012	1,006	$836
90-Day Eurodollar September Futures	Long	09/2013	739	(352)
E-mini S&P 500 Index September Futures	Long	09/2011	2,636	6,467
Euro-Bund 10-Year Bond September Futures	Long	09/2011	2,121	(936)
Wheat December Futures	Long	12/2011	16	(163)
Wheat December Futures	Short	12/2011	16	177
WTI Crude August Futures	Long	07/2011	292	718

				$6,747

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	1.567%	$1,700	$69	$0	$69
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.286%	500	(29)	0	(29)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	2.156%	1,000	8	0	8
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.573%	300	10	28	(18)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.573%	200	6	17	(11)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.682%	2,000	2	0	2
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.629%	1,000	29	(16)	45
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.682%	1,000	(32)	0	(32)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.403%	3,000	(18)	64	(82)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	2.481%	8,200	397	262	135
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	0.840%	2,000	(491)	0	(491)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	0.597%	700	(100)	(73)	(27)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.802%	1,000	(8)	(23)	15
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.958%	2,000	67	115	(48)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.958%	4,000	(439)	(358)	(81)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.822%	8,200	(398)	78	(476)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	2.822%	5,800	(282)	37	(319)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.868%	750	5	0	5
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.160%	6,000	181	187	(6)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.327%	4,500	(24)	64	(88)

Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.084%	500	(33)	0	(33)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.459%	1,000	(68)	0	(68)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	3.315%	1,000	(79)	(92)	13
Seagate Technology HDD Holdings	DUB	(1.000%	)	12/20/2011	0.471%	9,000	(25)	111	(136)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.308%	1,200	108	43	65
UST LLC	BCLY	(0.700%	)	03/20/2018	0.366%	1,000	(21)	0	(21)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	1.701%	250	(17)	0	(17)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.997%	1,000	69	16	53
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	1.650%	1,000	(65)	0	(65)

							$(1,178)	$460	$(1,638)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%		$5,300	$25	$(13)	$38
Australia Government Bond	BCLY	1.000%	03/20/2016	0.507%		4,000	92	86	6
Australia Government Bond	BOA	1.000%	09/20/2015	0.462%		7,000	158	162	(4)
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%		1,000	169	15	154
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%		2,800	35	(48)	83
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.676%		1,000	169	35	134
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.203%		1,100	2	(57)	59
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.203%		400	5	(10)	15
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%		2,000	339	34	305
Emirate of Abu Dhabi Government Bond	DUB	1.000%	12/20/2014	0.696%		2,700	29	(106)	135
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2014	0.696%		4,400	47	(76)	123
France Government Bond	BOA	0.250%	06/20/2015	0.624%		2,800	(40)	(54)	14
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%		4,000	32	54	(22)
Japan Government International Bond	BNP	1.000%	09/20/2015	0.749%		1,900	20	11	9
Japan Government International Bond	DUB	1.000%	03/20/2015	0.685%		5,300	63	41	22
Japan Government International Bond	GSC	1.000%	03/20/2016	0.832%		200	1	(3)	4
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		500	4	(6)	10
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		1,000	8	(12)	20
Japan Government International Bond	RBS	1.000%	03/20/2016	0.832%		6,700	53	94	(41)
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		4,900	(155)	(147)	(8)
Republic of Germany Government Bond	BOA	0.250%	06/20/2015	0.281%		2,800	(3)	(26)	23
U.S. Treasury Notes	BNP	0.250%	06/20/2016	0.499%	EUR	5,200	(87)	(53)	(34)

							$966	$(79)	$1,045

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$215,770	$(1,909)	$(1,801)	$(108)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	15,400	(136)	(15)	(121)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	21,650	(191)	(465)	274
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	11,525	676	720	(44)
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	22,210	1,304	1,067	237
CMBX.NA.AAA.3 Index	GSC	(0.080%	)	12/13/2049	2,200	129	109	20
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049	11,525	677	713	(36)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	10,800	614	540	74
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	10,800	614	500	114

						$1,778	$1,368	$410

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	195,000	$1,231	$98	$1,133
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		6,400	40	13	27
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,000	24	8	16
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,700	29	10	19
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		150,200	1,386	437	949
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		116,000	46	(35)	81
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		40,000	132	184	(52)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		65,400	(164)	51	(215)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		40,400	(108)	26	(134)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		56,300	201	331	(130)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI		$5,600	77	(26)	103
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM		10,900	150	(50)	200
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	BCLY		23,900	(546)	738	(1,284)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC		4,400	(100)	136	(236)

							$2,398	$1,921	$477

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/ Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(654.000)	11/28/2011	DUB	2,675	$895	$0	$895
Pay	CBOT Corn December Futures	(668.150)	11/28/2011	DUB	1,150	547	0	547
Receive	CBOT Soybean November Futures	1,340.500	10/27/2011	DUB	1,070	(498)	0	(498)
Receive	CBOT Soybean November Futures	1,348.600	10/27/2011	DUB	460	(251)	0	(251)
Receive	NYMEX WTI Crude June Futures	101.100	05/21/2012	DUB	391	(496)	0	(496)
Receive	NYMEX WTI Crude June Futures	103.100	05/21/2012	DUB	50	(163)	0	(163)

						$34	$0	$34

Total Return Swaps on Indices and Securities

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	34,619	3-Month USD-LIBOR plus a specified spread	$23,450	07/27/2011	BCLY	$93
Receive	DJUBSTR Index	20,948	3-Month USD-LIBOR plus a specified spread	6,620	07/27/2011	DUB	0
Receive	ENHGD84T Index	54,454	3-Month USD-LIBOR plus a specified spread	21,840	07/27/2011	GSC	126
Receive(7)	Sberbank of Russia	2,262,975	0.836%	7,871	12/13/2011	GSC	317
Receive	MOTT3007 Index	16,760	3-Month USD-LIBOR plus a specified spread	5,580	07/27/2011	MSC	32

							$568

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)

At the maturity data, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.041	09/29/2011	JPM	$700	$10	$0	$10
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM	270	2	0	2

						$12	$0	$12

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(h)	Purchased options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	GSC	$130.000	11/15/2013	1,000	$7,000	$5,880
Call - OTC WTI Crude December Futures	MSC	130.000	11/15/2013	425	2,975	2,499
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	23	145	131

					$10,120	$8,510

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	13,930	$15,543	$10,726
Put - CBOT S&P 500 Index December Futures	1,050.000	12/17/2011	347	868	357
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	2,347	4,696	4,225

				$21,107	$15,308

Interest Rate Swaptions

brDescription	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		$24,500	$83	$128
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		68,000	268	357
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		180,780	2,043	1,728
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		487,100	18,161	18,059
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	56	144

								$20,611	$20,416

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	BNP		$1.038	07/15/2011	AUD	19,900	$112	$35
Call - OTC EUR versus USD	GSC		1.495	07/15/2011	EUR	8,200	20	15
Put - OTC EUR versus USD	MSC		1.200	12/05/2011		139,700	573	389
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		166,400	8,240	4,784
Put - OTC NZD versus USD	BNP		0.793	07/15/2011	NZD	6,900	34	5
Call - OTC USD versus BRL	HSBC	BRL	1.648	07/15/2011		$4,300	25	6
Call - OTC USD versus CAD	BNP	CAD	1.005	07/15/2011		5,600	8	1
Put - OTC USD versus CHF	UBS	CHF	0.810	07/15/2011		11,700	23	8
Call - OTC USD versus JPY	JPM	JPY	95.000	07/01/2011		60,000	72	0
Call - OTC USD versus JPY	UBS		95.000	07/01/2011		453,000	532	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		240,000	252	0
Put - OTC USD versus JPY	UBS		77.560	07/15/2011		17,400	28	12
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		457,000	400	400
Call - OTC USD versus MXN	JPM	MXN	12.140	07/15/2011		4,300	22	4
Call - OTC USD versus NOK	BNP	NOK	5.807	07/15/2011		11,700	30	14
Call - OTC USD versus SEK	BNP	SEK	6.773	07/15/2011		11,700	31	3

							$10,402	$5,676

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$ 50.000	12/17/2011	913	$95	$95

(i)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	GSC	$140.000	11/11/2013	1,000	$7,370	$(6,730)
Call - OTC Brent Crude December Futures	MSC	140.000	11/11/2013	425	3,124	(2,860)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	23	144	(130)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	89	204	(75)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	355	784	(298)

					$11,626	$(10,093)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$49,000	$87	$(29)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	136,000	272	(79)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,400	41	(34)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,500	17	(13)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,800	82	(73)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	11,200	69	(59)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	113,400	908	(597)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	9,300	50	(49)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,400	84	(36)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,200	146	(58)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,500	171	(82)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	20,200	221	(77)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	20,200	189	(77)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	15,300	150	(76)

							$2,496	$(1,343)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	$6,100	$28	$(7)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011	33,000	152	(129)
Put - OTC CDX.IG-16 5-Year Index	UBS	Sell	1.200%	12/21/2011	146,000	715	(572)

						$895	$(708)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	BNP		$1.088	07/15/2011	AUD	19,900	$98	$(70)
Call - OTC NZD versus USD	BNP		0.832	07/15/2011	NZD	6,900	27	(43)
Put - OTC USD versus BRL	HSBC	BRL	1.578	07/15/2011		$4,300	18	(57)
Put - OTC USD versus MXN	JPM	MXN	11.675	07/15/2011		4,300	15	(33)

							$158	$(203)

Inflation Cap Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$(36)

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	$4,000	$56	$(19)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	(34)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(51)

						$270	$(104)

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2041	$1,000	$971	$(956)
Fannie Mae	5.500%	08/01/2041	1,000	1,082	(1,079)

				$2,053	$(2,035)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,950	07/2011	BNP	$62	$0	$62
Sell		27,714	07/2011	DUB	0	(754)	(754)
Buy		9,950	07/2011	UBS	62	0	62
Buy	BRL	224,842	07/2011	HSBC	5,833	0	5,833
Sell		688	07/2011	MSC	0	(37)	(37)
Sell		224,154	07/2011	RBS	0	(12,306)	(12,306)
Buy		6,929	08/2011	UBS	110	0	110
Sell		224,842	09/2011	HSBC	0	(5,640)	(5,640)
Buy	CAD	543	07/2011	BNP	3	0	3
Buy		4,888	07/2011	MSC	26	0	26
Buy		37,124	09/2011	DUB	735	0	735
Buy		15,164	09/2011	RBC	316	0	316
Sell	CHF	8,946	07/2011	BCLY	0	(112)	(112)
Sell		2,998	07/2011	CSFB	25	0	25
Sell		994	07/2011	UBS	0	(12)	(12)
Buy		37,056	08/2011	CITI	1,040	0	1,040
Buy	CNY	43,551	09/2011	BOA	195	0	195
Buy		43,970	09/2011	CITI	192	0	192
Sell		72,600	09/2011	DUB	9	0	9
Buy		76,033	09/2011	RBS	314	0	314
Buy		365	09/2011	UBS	2	0	2
Buy		14,656	11/2011	BCLY	15	(1)	14
Buy		84,106	11/2011	DUB	358	0	358
Buy		9,997	11/2011	JPM	0	(4)	(4)
Buy		9,948	11/2011	RBS	7	0	7
Buy		3,078	02/2012	BCLY	0	(2)	(2)
Sell		157,788	02/2012	JPM	0	(315)	(315)
Buy		30,000	08/2013	DUB	0	(10)	(10)
Buy		42,600	09/2015	DUB	22	0	22
Sell	EUR	7,846	07/2011	BCLY	6	(116)	(110)
Sell		33,055	07/2011	CITI	0	(605)	(605)
Buy		2,500	07/2011	CSFB	33	0	33
Buy		13,290	07/2011	CSFB	98	0	98
Sell		11,819	07/2011	CSFB	0	(148)	(148)
Sell		820	07/2011	GSC	0	(13)	(13)
Sell		1,182	07/2011	HSBC	10	0	10
Buy		10,964	07/2011	JPM	74	0	74
Buy		9,069	07/2011	RBS	81	0	81
Sell		3,331	07/2011	RBS	0	(40)	(40)
Buy	GBP	24,126	09/2011	BCLY	0	(758)	(758)
Buy		24,126	09/2011	CITI	0	(801)	(801)
Buy		23,766	09/2011	UBS	0	(913)	(913)

Sell	HUF	1,131,600	07/2011	DUB	0	(968)	(968)
Sell	IDR	93,005,000	07/2011	DUB	0	(145)	(145)
Buy	INR	98,956	07/2011	BCLY	12	0	12
Sell		427,794	08/2011	BCLY	0	(119)	(119)
Sell		936,935	08/2011	HSBC	0	(751)	(751)
Buy	JPY	2,292,629	07/2011	BOA	472	0	472
Buy		7,962,726	07/2011	CITI	3,436	0	3,436
Buy		137,232	07/2011	JPM	66	0	66
Sell		1,264,332	07/2011	JPM	0	(46)	(46)
Sell		140,482	07/2011	UBS	0	(5)	(5)
Sell	KRW	36,628,868	08/2011	JPM	0	(894)	(894)
Buy	MXN	51,083	07/2011	CITI	58	0	58
Sell		266,900	07/2011	CITI	0	(1,096)	(1,096)
Buy		62,389	07/2011	HSBC	0	(19)	(19)
Sell		255,986	07/2011	HSBC	0	(1,294)	(1,294)
Buy		460,497	07/2011	MSC	0	(221)	(221)
Sell		62,389	11/2011	HSBC	14	0	14
Sell		460,497	11/2011	MSC	172	0	172
Sell	MYR	71,943	08/2011	CITI	0	(604)	(604)
Buy	NOK	6,389	07/2011	BNP	13	0	13
Buy		57,494	07/2011	UBS	117	0	117
Buy		93,860	08/2011	DUB	0	(437)	(437)
Buy	NZD	6,900	07/2011	BNP	106	0	106
Sell	PLN	80,517	08/2011	UBS	0	(1,390)	(1,390)
Buy	SEK	7,461	07/2011	BNP	9	0	9
Buy		67,152	07/2011	CITI	78	0	78
Buy		79,601	08/2011	CITI	0	(535)	(535)
Buy	TRY	25,415	07/2011	HSBC	199	0	199
Sell		13,548	07/2011	HSBC	210	0	210
Sell		11,867	07/2011	JPM	182	0	182
Sell		25,414	10/2011	HSBC	0	(200)	(200)
Sell	TWD	782,059	01/2012	CITI	0	(358)	(358)
Sell	ZAR	3,084	07/2011	DUB	0	(16)	(16)
Buy		237,093	07/2011	HSBC	792	0	792
Sell		234,008	07/2011	JPM	0	(877)	(877)
Buy		15,042	07/2011	UBS	20	0	20
Sell		237,093	10/2011	HSBC	0	(782)	(782)

					$15,584	$(33,344)	$(17,760)

(l) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,751	$0	$4,751
Corporate Bonds & Notes
Banking & Finance	0	182,569	0	182,569
Industrials	0	91,676	0	91,676
Utilities	0	23,778	0	23,778
Convertible Bonds & Notes
Industrials	0	3,015	0	3,015
U.S. Government Agencies	0	7,255	0	7,255
U.S. Treasury Obligations	0	4,231	0	4,231
Mortgage-Backed Securities	0	6,801	0	6,801
Asset-Backed Securities	0	2,040	1,450	3,490
Sovereign Issues	0	317,437	0	317,437
Mutual Funds	2,813,616	0	0	2,813,616
Convertible Preferred Securities
Utilities	736	0	0	736
Exchange-Traded Funds	1,106,427	0	0	1,106,427
Short-Term Instruments
Certificates of Deposit	0	54,834	0	54,834
Repurchase Agreements	0	88,629	0	88,629
Short-Term Notes	0	1,700	0	1,700
U.S. Treasury Bills	0	35,419	0	35,419
PIMCO Short-Term Floating NAV Portfolio	1,687	0	0	1,687
Purchased Options
Commodity Contracts	0	8,510	0	8,510
Equity Contracts	15,403	0	0	15,403
Foreign Exchange Contracts	400	5,276	0	5,676
Interest Rate Contracts	0	20,416	0	20,416
	$3,938,269	$858,337	$1,450	$4,798,056
Short Sales, at value	$0	$(2,035)	$0	$(2,035)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	895	1,705	0	2,600
Credit Contracts	0	2,283	0	2,283
Equity Contracts	6,467	317	0	6,784
Foreign Exchange Contracts	0	15,584	0	15,584
Interest Rate Contracts	836	2,528	0	3,364
	$8,198	$22,417	$0	$30,615

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(163)	(11,500)	0	(11,663)
Credit Contracts	0	(3,174)	0	(3,174)
Foreign Exchange Contracts	0	(33,547)	0	(33,547)
Interest Rate Contracts	(1,288)	(3,395)	(140)	(4,823)

	$(1,451)	$(51,616)	$(140)	$(53,207)

Totals	$3,945,016	$827,103	$1,310	$4,773,429

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Asset-Backed Securities	$1,454	$0	$0	$1	$0	$(5)	$0	$0	$1,450	$(5)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(240)	$0	$0	$0	$0	$100	$0	$0	$(140)	$100
Totals	$1,214	$0	$0	$1	$0	$95	$0	$0	$1,310	$95

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.5%
BANKING & FINANCE 1.8%
American International Group, Inc.
5.850% due 01/16/2018	$500	$524
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,202	1,242
Citigroup, Inc.
1.733% due 01/13/2014	5,600	5,640
General Electric Capital Corp.
6.875% due 01/10/2039	1,000	1,136
Preferred Term Securities XIII Ltd.
0.795% due 03/24/2034	1,861	1,294
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,065

		10,901

INDUSTRIALS 2.7%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,718	1,773
Masco Corp.
5.875% due 07/15/2012	5,000	5,173
Northwest Airlines Pass-Through Trust
0.750% due 02/06/2015	1,310	1,235
Times Square Hotel Trust
8.528% due 08/01/2026	6,598	7,325
UAL Pass-Through Trust
6.636% due 01/02/2024	1,696	1,705

		17,211

Total Corporate Bonds & Notes (Cost $27,554)		28,112

MUNICIPAL BONDS & NOTES 0.7%
TEXAS 0.2%
North Texas State Higher Education Authority Revenue Bonds, Series 2011
1.466% due 04/01/2040	1,400	1,404

WEST VIRGINIA 0.5%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,765	2,792

Total Municipal Bonds & Notes (Cost $4,943)		4,196

U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
0.316% due 03/25/2036	164	153
0.426% due 08/25/2031 - 05/25/2032	366	334
0.536% due 11/25/2032	6	6
0.619% due 09/17/2027	6	6
0.636% due 02/25/2033	310	311
0.669% due 06/25/2021 - 10/25/2021	69	70
0.696% due 10/25/2031	27	27
0.719% due 01/25/2020 - 03/25/2022	116	117
0.769% due 12/25/2021	23	23
0.786% due 11/18/2031	17	17
0.836% due 11/25/2031	303	306
0.919% due 04/25/2022	19	19
0.969% due 05/25/2022	36	36
1.069% due 05/25/2018 - 10/25/2020	98	99
1.119% due 08/25/2023	53	53
1.186% due 04/25/2032	32	33
1.219% due 12/25/2023	67	68
1.369% due 10/25/2022 - 09/25/2023	45	46
1.495% due 03/01/2044 - 10/01/2044	209	209
1.630% due 02/01/2033	487	499
1.695% due 11/01/2030 - 10/01/2040	130	133
1.750% due 12/25/2023	84	86
1.912% due 09/01/2033	93	96
1.915% due 06/01/2033	56	58
2.022% due 09/01/2033	24	25
2.066% due 07/01/2035	93	97
2.075% due 08/01/2033	127	133
2.085% due 01/01/2035	45	47
2.110% due 04/01/2036	14	14
2.119% due 02/01/2035	70	73
2.149% due 03/01/2035	82	85
2.247% due 02/01/2035	50	53
2.255% due 11/01/2035	11	12
2.285% due 11/01/2034	96	100
2.297% due 12/01/2035	53	56
2.307% due 05/01/2036	46	49
2.324% due 12/01/2033	2	2
2.345% due 11/01/2032	162	168
2.351% due 03/01/2033	5	5
2.354% due 05/01/2034	108	113
2.370% due 04/01/2018	10	10
2.375% due 03/01/2029 - 04/01/2032	87	88
2.377% due 10/01/2032	27	28
2.379% due 04/01/2033	48	50
2.380% due 03/01/2030	14	14
2.385% due 09/01/2030	38	39
2.440% due 03/01/2027	53	55
2.450% due 08/01/2033	70	73
2.460% due 09/01/2033	28	29
2.465% due 05/01/2033	178	187
2.500% due 09/01/2032	25	26
2.502% due 03/01/2032	45	46
2.505% due 07/01/2033	53	55
2.510% due 08/01/2032	21	22
2.517% due 03/01/2035	34	36
2.525% due 01/01/2033	50	50
2.534% due 05/25/2035	951	990
2.553% due 11/01/2034	7	7
2.555% due 07/01/2033	43	45
2.590% due 05/01/2031 - 04/01/2034	27	28
2.629% due 10/01/2034	24	25
2.650% due 12/25/2021	8	8
2.655% due 07/01/2034	56	56
2.702% due 10/01/2026 - 11/01/2040	146	148
2.715% due 11/01/2024	90	91
2.728% due 06/01/2033	46	46
2.750% due 09/01/2033	5	5
2.770% due 09/01/2033	49	51
2.884% due 10/01/2033	15	15
2.915% due 09/01/2033	69	69
2.939% due 09/01/2033	80	84
3.045% due 06/01/2033	146	149
3.069% due 05/01/2025	21	21
3.220% due 10/01/2031	34	34
3.225% due 08/01/2035	107	112
3.250% due 09/01/2015 - 01/01/2029	146	151
3.804% due 05/01/2036	105	106
4.000% due 11/25/2033 - 07/01/2041	33,993	33,976
4.250% due 10/01/2027 - 03/25/2033	17	18
4.350% due 01/01/2015	14	14
4.420% due 11/01/2019	22	22
4.500% due 09/25/2018 - 05/01/2040	24,875	25,932
4.615% due 08/01/2018	28	28
4.755% due 03/01/2035	94	98
4.783% due 12/01/2014	5	4
5.000% due 06/25/2023 - 11/25/2032	497	529
5.002% due 12/01/2036	123	129
5.020% due 02/01/2018	7	7
5.050% due 12/01/2017	10	10
5.115% due 03/01/2019	17	17
5.370% due 08/25/2043	676	738
5.451% due 01/01/2037	59	62
5.500% due 04/25/2017 - 09/25/2035	2,768	2,995
5.613% due 04/01/2036	126	134
5.653% due 12/01/2036	85	90
5.844% due 12/01/2036	93	99
5.850% due 09/16/2028	8	8
6.000% due 03/25/2016	37	39
6.440% due 07/01/2036	729	813
6.500% due 06/25/2028	70	79
6.510% due 08/01/2036	1,037	1,159
6.584% due 05/25/2037 (b)	7,584	1,283
6.770% due 01/18/2029	123	124
7.000% due 02/01/2019 - 07/25/2042	44	50
7.500% due 08/25/2021 - 07/25/2022	101	116
7.875% due 11/01/2018	11	13
8.500% due 05/01/2017 - 04/01/2032	321	375
9.375% due 04/01/2016	96	108
15.381% due 08/25/2021	55	75
Farmer Mac
7.526% due 01/25/2012	256	255
Federal Housing Administration
7.430% due 03/01/2021	4	4
Freddie Mac
0.437% due 10/15/2032	42	42
0.446% due 08/25/2031	157	153
0.537% due 12/15/2029	39	39
0.546% due 10/25/2029	2	2
0.637% due 12/15/2031	16	16
0.638% due 02/15/2024	47	47
0.737% due 08/15/2031	69	70
0.738% due 04/15/2022	11	11
0.838% due 03/15/2020	38	38
0.888% due 06/15/2022	39	39
1.138% due 02/15/2021	16	16
1.146% due 05/15/2023	68	69
1.288% due 05/15/2023	22	22
1.484% due 10/25/2044	869	873
1.495% due 02/25/2045	48	48
1.695% due 07/25/2044	1,775	1,733
1.750% due 02/01/2017	4	5
2.090% due 09/25/2023	765	753
2.270% due 10/15/2022	24	25
2.358% due 02/01/2035	74	78
2.367% due 10/01/2034	74	77
2.386% due 03/01/2028	10	10

2.427% due 01/01/2035	73	76
2.428% due 02/01/2035	77	81
2.458% due 04/01/2032	172	173
2.472% due 02/01/2035	43	45
2.473% due 04/01/2033	8	8
2.480% due 03/01/2034 - 04/01/2034	168	176
2.482% due 12/01/2033	171	179
2.487% due 11/01/2034	123	128
2.490% due 11/01/2023	7	8
2.494% due 02/01/2035	140	148
2.499% due 09/01/2028	26	26
2.500% due 11/01/2034	144	151
2.510% due 09/01/2035	34	35
2.514% due 08/01/2029	1	1
2.515% due 10/01/2033	9	9
2.536% due 02/01/2026	12	13
2.552% due 02/01/2022	11	12
2.562% due 01/01/2035	20	21
2.570% due 09/01/2033	172	179
2.625% due 08/01/2032	8	9
2.645% due 02/01/2036	69	72
2.651% due 11/01/2027	100	101
2.656% due 01/01/2032	10	11
2.659% due 03/01/2030	41	41
2.666% due 03/01/2032	124	130
2.716% due 08/01/2023	26	27
2.722% due 04/01/2035	183	185
2.725% due 03/01/2033	15	16
2.787% due 08/01/2030	76	77
2.836% due 04/01/2032	124	125
2.923% due 03/01/2025	75	76
3.020% due 09/01/2035	66	69
3.370% due 07/01/2037	90	94
4.000% due 10/15/2033	272	278
4.158% due 01/01/2035	70	71
4.500% due 08/15/2017 - 09/15/2018	242	250
5.000% due 08/15/2019 - 02/15/2036	812	843
5.437% due 05/01/2026	36	36
5.500% due 05/15/2036	132	146
5.561% due 04/01/2036	85	91
5.822% due 08/01/2031	195	203
6.500% due 10/15/2013 - 07/25/2043	1,133	1,279
7.000% due 06/15/2029	100	110
7.500% due 02/15/2023 - 01/15/2031	39	44
8.000% due 03/15/2023	67	67
9.250% due 11/15/2019	11	12
9.500% due 04/15/2020	13	15
16.826% due 09/15/2014	7	8
Ginnie Mae
0.585% due 02/20/2029	3	3
1.875% due 11/20/2031	17	18
2.125% due 10/20/2026 - 10/20/2033	133	137
2.250% due 02/20/2030 - 01/20/2034	180	186
2.375% due 01/20/2023 - 01/20/2027	41	43
2.625% due 09/20/2028 - 09/20/2033	272	283
3.000% due 09/20/2018	12	12
3.375% due 04/20/2017 - 05/20/2032	268	280
4.000% due 04/20/2016 - 04/20/2019	26	27

Total U.S. Government Agencies (Cost $85,804)		87,399

U.S. TREASURY OBLIGATIONS 31.3%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(h)	14,800	20,093
U.S. Treasury Notes
1.250% due 08/31/2015	37,000	36,821
2.125% due 12/31/2015	42,000	43,103
2.375% due 08/31/2014 (e)	1,600	1,674
3.125% due 10/31/2016 (g)	90,100	95,717

Total U.S. Treasury Obligations (Cost $197,747)		197,408

MORTGAGE-BACKED SECURITIES 36.0%
American Home Mortgage Investment Trust
2.396% due 06/25/2045	228	182
2.403% due 02/25/2045	322	287
Banc of America Funding Corp.
5.416% due 01/26/2037	267	265
5.775% due 01/20/2047	58	38
Banc of America Mortgage Securities, Inc.
2.747% due 05/25/2033	322	317
2.748% due 07/25/2033	404	371
2.867% due 06/25/2034	384	350
2.874% due 12/25/2033	457	417
2.983% due 02/25/2033	121	105
3.158% due 11/25/2034	342	271
3.216% due 10/25/2035	3,117	2,480
3.218% due 11/25/2033	135	130
Bear Stearns Adjustable Rate Mortgage Trust
2.387% due 02/25/2036	585	418
2.560% due 10/25/2035	421	370
2.709% due 08/25/2033	63	61
2.759% due 04/25/2034	264	229
2.768% due 02/25/2033	21	19
2.792% due 05/25/2034	29	27
2.804% due 07/25/2034	3	2
2.814% due 05/25/2034	66	64
2.834% due 04/25/2034	1,993	1,558
2.860% due 02/25/2034	844	774
2.864% due 01/25/2034	224	222
3.019% due 10/25/2034	259	240
3.096% due 05/25/2033	750	473
3.279% due 11/25/2030	26	25
3.349% due 10/25/2034	264	212
5.230% due 05/25/2047	2,589	1,878
Bear Stearns Alt-A Trust
2.534% due 12/25/2033	1,275	1,197
2.553% due 04/25/2035	250	188
2.649% due 01/25/2036	1,708	912
2.652% due 05/25/2035	603	477
2.787% due 08/25/2036 (a)	1,486	729
2.790% due 02/25/2036 (a)	37	15
5.980% due 08/25/2036	4,104	2,575
Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019	2,756	2,750
0.837% due 03/15/2019	2,500	2,351
Bear Stearns Mortgage Securities, Inc.
3.562% due 06/25/2030	82	82
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036	2,721	1,748
5.027% due 12/26/2046	1,765	1,177
Bella Vista Mortgage Trust
0.436% due 05/20/2045	122	68
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	148	150
CBA Commercial Small Balance Commercial Mortgage
0.466% due 12/25/2036	606	475
CC Mortgage Funding Corp.
0.830% due 01/25/2035	1,242	625
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	1,026
Chase Mortgage Finance Corp.
5.354% due 01/25/2036	378	122
Citicorp Mortgage Securities, Inc.
2.048% due 11/25/2018	26	26
Citigroup Mortgage Loan Trust, Inc.
0.516% due 12/25/2034	668	602
0.986% due 08/25/2035	553	426
2.660% due 12/25/2035	141	126
2.670% due 12/25/2035	367	341
2.869% due 08/25/2035	604	565
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	362	267
Commercial Mortgage Pass-Through Certificates
0.410% due 02/05/2019	360	355
5.665% due 02/05/2019	3,000	3,007
8.214% due 08/15/2033	1,500	1,497
Community Program Loan Trust
4.500% due 10/01/2018	677	683
4.500% due 04/01/2029	500	481
Countrywide Alternative Loan Trust
0.376% due 09/25/2046	1,918	1,053
0.376% due 11/25/2046	153	90
0.381% due 12/20/2046	6,628	3,538
0.386% due 07/20/2046	3,235	1,375
0.396% due 03/20/2046	1,036	592
0.396% due 07/20/2046	2,818	1,199
0.436% due 05/25/2035	417	166
0.456% due 02/25/2036	395	218
0.466% due 12/25/2035	549	367
0.476% due 11/25/2035	152	79
0.496% due 10/25/2035	212	126
0.506% due 11/20/2035	1,080	662
0.516% due 10/25/2035	187	113
0.586% due 03/25/2034	36	34
0.686% due 05/25/2035	1,350	1,028
0.686% due 09/25/2047	91	21
0.956% due 11/25/2035	7,088	4,000
1.119% due 08/25/2046	4,467	2,550
1.278% due 02/25/2036	1,654	1,100
5.500% due 08/25/2034	121	121
5.500% due 03/25/2036	160	113
5.721% due 08/25/2036	620	611
5.750% due 03/25/2037	1,492	1,124
6.000% due 10/25/2032	8	8
6.250% due 12/25/2033	438	452
6.250% due 08/25/2037 (a)	897	574
6.500% due 11/25/2031	416	420
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 04/25/2035	142	92
0.486% due 03/25/2035	104	67
0.506% due 03/25/2035	6,004	3,857
0.526% due 02/25/2035	158	114
0.576% due 02/25/2035	394	190
0.586% due 08/25/2018	82	79
0.646% due 09/25/2034	581	175
0.686% due 03/25/2034	12	12
0.726% due 02/25/2035	556	436
2.118% due 06/19/2031	10	10
2.528% due 02/20/2036	521	360

2.674% due 07/19/2033	238	210
2.772% due 05/19/2033	41	39
2.789% due 02/20/2035	12	10
2.923% due 08/25/2034	556	431
2.985% due 02/19/2034	56	29
3.017% due 02/19/2034	71	66
3.017% due 02/20/2036	831	654
3.073% due 02/25/2034	382	324
3.206% due 04/25/2035	425	87
4.500% due 10/25/2018	350	358
5.000% due 11/25/2018	138	142
5.500% due 08/25/2033	677	520
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032	114	94
2.431% due 07/25/2033	94	89
2.444% due 06/25/2033	803	760
2.714% due 10/25/2033	575	490
3.462% due 12/25/2032	121	97
5.500% due 11/25/2035	745	568
5.750% due 04/25/2033	107	111
6.250% due 07/25/2035	1,156	1,134
6.500% due 04/25/2033	44	47
7.000% due 02/25/2033	49	53
Credit Suisse Mortgage Capital Certificates
0.417% due 10/15/2021	795	764
2.813% due 07/27/2036	860	841
4.965% due 08/27/2037	261	257
5.383% due 02/15/2040	500	525
5.509% due 04/15/2047	2,000	2,126
Credit-Based Asset Servicing & Securitization LLC
5.970% due 10/25/2036	2,600	2,714
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	531
Downey Savings & Loan Association Mortgage Loan Trust
1.218% due 04/19/2047	1,727	1,117
Drexel Burnham Lambert CMO Trust
0.941% due 05/01/2016	34	35
First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034	4,839	4,350
2.354% due 11/25/2035	4,311	2,779
2.380% due 03/25/2035	481	324
First Horizon Asset Securities, Inc.
2.741% due 02/25/2035	438	405
First Republic Mortgage Loan Trust
0.537% due 11/15/2031	711	686
0.666% due 06/25/2030	71	68
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	451	461
6.500% due 05/15/2035	1	1
GMAC Mortgage Corp. Loan Trust
3.305% due 05/25/2035	73	63
Greenpoint Mortgage Funding Trust
0.396% due 04/25/2036	559	319
0.406% due 06/25/2045	512	341
0.416% due 06/25/2045	487	299
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033	433	368
Greenwich Capital Acceptance, Inc.
3.121% due 06/25/2024	45	42
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	54
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	465	460
2.364% due 03/06/2020	4,500	4,447
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,819	1,850
8.000% due 09/19/2027	849	883
GSR Mortgage Loan Trust
0.536% due 01/25/2034	64	62
2.720% due 09/25/2035	76	67
2.794% due 09/25/2035	146	141
2.804% due 01/25/2036	1,346	1,145
6.000% due 03/25/2032	0	1
Harborview Mortgage Loan Trust
0.366% due 07/19/2046	2,128	1,236
0.376% due 02/19/2046	1,001	645
0.406% due 05/19/2035	615	410
0.426% due 03/19/2036	731	435
0.536% due 01/19/2035	95	57
0.556% due 02/19/2034	59	52
2.331% due 11/19/2034	80	68
2.870% due 08/19/2034	511	384
2.945% due 12/19/2035	82	61
3.302% due 06/19/2045	177	98
HSI Asset Securitization Corp. Trust
0.506% due 07/25/2035	328	261
Impac CMB Trust
1.086% due 10/25/2033	538	464
Impac Secured Assets CMN Owner Trust
0.246% due 03/25/2037 (a)	221	213
0.536% due 05/25/2036	305	284
0.616% due 08/25/2036	2,383	1,634
1.126% due 11/25/2034	82	69
Indymac ARM Trust
1.959% due 01/25/2032	20	17
Indymac Index Mortgage Loan Trust
0.376% due 09/25/2046	1,442	863
0.426% due 04/25/2035	429	293
0.426% due 07/25/2035	441	270
0.466% due 03/25/2035	345	239
0.486% due 06/25/2037 (a)	316	110
0.506% due 02/25/2035	1,774	1,163
1.406% due 09/25/2034	333	185
2.664% due 12/25/2034	2,732	2,044
Indymac Loan Trust
0.406% due 10/25/2013 (a)	40	14
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	10,594	8,675
JPMorgan Chase Commercial Mortgage Securities Corp.
0.637% due 07/15/2019	1,000	919
JPMorgan Mortgage Trust
2.658% due 06/25/2035	457	402
4.881% due 04/25/2035	136	127
5.080% due 10/25/2035	500	405
5.262% due 10/25/2035	213	178
JPMorgan Re-REMIC
5.113% due 04/20/2036	687	688
5.529% due 01/27/2047	705	718
5.558% due 07/27/2037	181	178
6.000% due 02/27/2037	1,234	1,264
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	28	32
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	507	506
LB Mortgage Trust
8.459% due 01/20/2017	130	133
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	107
MASTR Adjustable Rate Mortgages Trust
0.516% due 12/25/2034	1,714	1,173
2.375% due 12/25/2033	154	113
2.874% due 01/25/2034	2	2
MASTR Asset Securitization Trust
5.500% due 06/25/2033	673	695
5.500% due 09/25/2033	2,061	2,003
Mellon Residential Funding Corp.
0.667% due 06/15/2030	397	383
0.887% due 11/15/2031	46	42
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	528
Merrill Lynch Mortgage Investors, Inc.
2.563% due 08/25/2033	566	137
MLCC Mortgage Investors, Inc.
0.806% due 08/25/2028	49	46
0.826% due 10/25/2028	617	568
0.926% due 03/25/2028	118	103
1.653% due 10/25/2035	73	65
2.071% due 01/25/2029	118	112
2.169% due 04/25/2035	141	132
Morgan Stanley Capital I
0.247% due 10/15/2020	11	11
5.374% due 11/14/2042	1,090	1,184
5.692% due 04/15/2049	500	537
5.731% due 07/12/2044	3,000	3,309
Morgan Stanley Mortgage Loan Trust
0.456% due 09/25/2035	58	51
2.654% due 10/25/2034	246	236
Morgan Stanley Re-REMIC Trust
5.992% due 08/15/2045	2,900	3,176
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,354	1,451
Ocwen Residential MBS Corp.
6.837% due 06/25/2039 (a)	104	3
Permanent Master Issuer PLC
1.669% due 07/15/2042	2,000	2,006
Prudential Securities Secured Financing Corp.
2.525% due 05/25/2022	74	72
RBSCF Trust
6.068% due 09/17/2039	1,266	1,383
RBSSP Resecuritization Trust
3.406% due 12/26/2036	6,749	6,768
Residential Accredit Loans, Inc.
0.376% due 04/25/2046	2,900	1,761
0.396% due 04/25/2046	186	78
0.586% due 03/25/2033	116	106
0.586% due 10/25/2045	4,135	2,366
3.678% due 09/25/2034	34	32
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	25	27
Residential Asset Securitization Trust
0.536% due 10/25/2018	113	110
0.636% due 02/25/2034	252	238
Residential Funding Mortgage Securities I
0.586% due 07/25/2018	96	94
5.500% due 12/25/2034	1,300	1,224
5.593% due 02/25/2036	241	177
6.500% due 03/25/2032	2	2
SACO I, Inc.
7.000% due 08/25/2036	22	23
Salomon Brothers Mortgage Securities VII, Inc.
0.686% due 05/25/2032	107	87
2.785% due 12/25/2030	1,452	1,482
3.217% due 09/25/2033	27	26
8.500% due 05/25/2032	562	557

Sequoia Mortgage Trust
0.416% due 02/20/2035	490	416
0.496% due 11/20/2034	136	124
0.536% due 10/19/2026	206	185
0.946% due 10/20/2027	86	78
0.955% due 05/20/2034	1,668	1,495
0.986% due 10/20/2027	147	138
1.055% due 02/20/2034	535	467
1.546% due 10/20/2027	565	476
1.849% due 08/20/2034	549	483
1.913% due 06/20/2034	155	146
2.085% due 09/20/2032	100	93
Structured Adjustable Rate Mortgage Loan Trust
0.526% due 08/25/2035	2,036	1,630
0.676% due 06/25/2034	1,060	850
1.695% due 01/25/2035	810	516
2.580% due 02/25/2034	474	331
2.593% due 04/25/2034	405	344
2.620% due 03/25/2034	369	355
Structured Asset Mortgage Investments, Inc.
0.466% due 02/25/2036	727	455
0.496% due 12/25/2035	767	446
0.536% due 03/19/2034	702	366
0.786% due 07/19/2034	2,267	1,248
1.026% due 10/19/2033	172	141
4.601% due 05/02/2030	185	147
Structured Asset Securities Corp.
1.867% due 02/25/2032	36	33
2.340% due 10/25/2031	42	41
2.563% due 06/25/2033	1,391	1,327
2.692% due 06/25/2033	520	423
2.744% due 06/25/2032	18	6
2.752% due 07/25/2032	23	20
5.500% due 07/25/2033	45	45
6.905% due 11/25/2032	12	12
7.500% due 10/25/2036	2,780	2,618
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	340	336
Travelers Mortgage Services, Inc.
2.716% due 09/25/2018	54	54
UBS Commercial Mortgage Trust
1.087% due 07/15/2024	4,236	4,000
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	70	64
0.277% due 09/15/2021	8,156	7,869
0.307% due 09/15/2021	1,000	934
0.575% due 10/15/2041 (b)	86,611	1,603
Wachovia Mortgage Loan Trust LLC
5.243% due 10/20/2035	2,411	2,322
WaMu Mortgage Pass-Through Certificates
0.020% due 12/19/2039	559	378
0.446% due 11/25/2045	1,163	970
0.456% due 12/25/2045	2,280	1,896
0.476% due 07/25/2045	1,028	838
0.476% due 10/25/2045	524	432
0.496% due 01/25/2045	1,892	1,543
0.506% due 07/25/2045	6,355	5,251
0.548% due 11/25/2034	472	388
0.558% due 11/25/2034	719	586
0.578% due 10/25/2044	2,132	1,728
0.608% due 06/25/2044	190	142
0.608% due 07/25/2044	156	124
0.688% due 07/25/2044	125	71
1.278% due 02/25/2046	847	640
1.348% due 01/25/2046	2,189	1,735
1.491% due 05/25/2041	295	268
1.678% due 06/25/2042	636	509
1.678% due 08/25/2042	869	761
1.678% due 04/25/2044	624	510
1.680% due 11/25/2041	159	130
2.255% due 03/25/2033	586	556
2.500% due 04/25/2033	338	288
2.576% due 06/25/2033	17	17
2.577% due 06/25/2034	404	394
2.606% due 01/25/2033	419	393
2.609% due 02/27/2034	1,401	1,401
2.671% due 02/25/2037	3,189	2,449
2.702% due 11/25/2041	15	13
2.711% due 08/25/2033	48	32
2.765% due 09/25/2035	300	267
5.640% due 02/25/2037	1,554	1,147
Washington Mutual MSC Mortgage Pass-Through Certificates
0.688% due 01/25/2018	63	61
2.283% due 02/25/2033	53	47
2.354% due 12/25/2032	592	552
2.733% due 11/25/2030	95	82
5.750% due 03/25/2033	811	841
6.000% due 03/25/2033	374	381
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037	1,946	1,583
2.657% due 02/25/2033	12	12
2.739% due 12/25/2034	552	531
2.745% due 01/25/2035	170	166
2.756% due 03/25/2036	3,701	3,316
2.779% due 05/25/2035	545	422
2.816% due 10/25/2035	9	8
3.149% due 07/25/2036	1,119	906
4.446% due 11/25/2033	493	496

Total Mortgage-Backed Securities (Cost $243,430)		227,271

ASSET-BACKED SECURITIES 47.7%
Aames Mortgage Investment Trust
0.586% due 10/25/2035	1,276	1,245
ABFS Mortgage Loan Trust
0.686% due 04/25/2034	99	96
6.785% due 07/15/2033	1,921	1,433
Access Group, Inc.
1.574% due 10/27/2025	2,071	2,093
Accredited Mortgage Loan Trust
0.396% due 12/25/2035	33	32
ACE Securities Corp.
0.276% due 06/25/2037	153	151
1.236% due 12/25/2033	1,113	914
AFC Home Equity Loan Trust
0.456% due 04/25/2028	463	349
0.786% due 06/25/2028	784	600
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,055	1,055
American Home Mortgage Investment Trust
0.366% due 08/25/2035	28	7
American Residential Eagle Certificate Trust
1.186% due 05/25/2028	393	366
Ameriquest Mortgage Securities, Inc.
0.406% due 12/25/2035	97	93
1.536% due 02/25/2033	2,160	1,694
AMMC CDO
0.482% due 08/08/2017	6,297	6,084
Amortizing Residential Collateral Trust
0.456% due 06/25/2032	52	44
0.466% due 01/25/2032	45	34
0.766% due 07/25/2032	20	18
0.886% due 08/25/2032	17	13
Amresco Residential Securities Mortgage Loan Trust
0.681% due 06/25/2028	118	91
0.741% due 06/25/2027	233	217
0.741% due 09/25/2027	467	384
Argent Securities, Inc.
0.676% due 10/25/2035	1,000	365
0.886% due 10/25/2033	2,648	2,136
Asset-Backed Funding Certificates
0.246% due 01/25/2037	6	6
0.296% due 10/25/2036	54	54
0.536% due 06/25/2034	5,937	4,734
0.606% due 03/25/2035	4,791	4,085
0.866% due 04/25/2033	1,036	841
1.206% due 03/25/2032	1,228	1,048
Asset-Backed Securities Corp. Home Equity
0.707% due 06/15/2031	134	124
1.537% due 04/15/2033	119	100
Ballyrock CDO Ltd.
0.790% due 11/20/2015	3,317	3,271
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	155	150
Bayview Financial Asset Trust
0.586% due 12/25/2039	377	287
Bear Stearns Asset-Backed Securities Trust
0.256% due 12/25/2036	465	437
0.266% due 10/25/2036	168	162
0.306% due 05/25/2037	135	127
0.336% due 08/25/2036	24	24
0.516% due 01/25/2036	49	49
0.586% due 10/27/2032	30	26
0.636% due 12/25/2033	1,872	1,671
0.676% due 06/25/2036	1,100	651
0.686% due 09/25/2034	315	229
0.776% due 06/25/2043	1,454	1,297
0.846% due 10/25/2032	91	81
0.866% due 09/25/2035	2,773	2,586
1.186% due 10/25/2037	5,397	1,479
1.186% due 11/25/2042	52	46
1.386% due 10/25/2032	291	257
1.436% due 08/25/2037	4,790	2,886
1.686% due 11/25/2042	269	235
1.786% due 10/25/2037	1,500	470
3.148% due 10/25/2036	2,825	2,054
3.374% due 07/25/2036	1,917	893
5.250% due 10/25/2033	1,515	1,532
5.500% due 01/25/2034	139	142
5.500% due 06/25/2034	1,637	1,639
5.500% due 12/25/2035	535	466
Bear Stearns Second Lien Trust
0.986% due 12/25/2036	5,000	717
Bear Stearns Structured Products, Inc.
1.186% due 03/25/2037	749	639
Carrington Mortgage Loan Trust
0.666% due 10/25/2035	1,000	541
CDC Mortgage Capital Trust
0.806% due 01/25/2033	45	34
1.236% due 01/25/2033	1,006	778
Centex Home Equity
0.666% due 06/25/2034	15	12
0.876% due 09/25/2034	265	127
5.160% due 09/25/2034	1,368	1,125
Chase Funding Mortgage Loan Asset-Backed Certificates
0.726% due 04/25/2033	3	3
0.766% due 11/25/2034	3	3
4.515% due 02/25/2014	143	143
4.537% due 09/25/2032	7	4

CIT Group Home Equity Loan Trust
0.836% due 12/25/2031	740	392
CIT Mortgage Loan Trust
1.436% due 10/25/2037	400	305
Citibank Omni Master Trust
2.937% due 08/15/2018	10,800	11,363
Citigroup Mortgage Loan Trust, Inc.
0.266% due 01/25/2037	103	75
0.296% due 08/25/2036	415	382
5.550% due 08/25/2035	500	357
5.629% due 08/25/2035	2,777	1,995
Conseco Finance
0.887% due 08/15/2033	161	122
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,672	1,289
Conseco Financial Corp.
6.180% due 04/01/2030	848	889
6.220% due 03/01/2030	2,790	2,989
6.240% due 12/01/2028	161	167
6.530% due 04/01/2030	607	645
6.760% due 03/01/2030	243	259
6.810% due 12/01/2028	3,053	3,222
6.860% due 03/15/2028	18	19
6.860% due 07/15/2029	220	231
6.870% due 04/01/2030	37	40
7.070% due 01/15/2029	39	41
7.140% due 03/15/2028	309	336
7.140% due 01/15/2029	136	147
7.290% due 03/15/2028	149	159
7.360% due 02/15/2029	20	22
7.550% due 01/15/2029	1,283	1,408
7.620% due 06/15/2028	77	85
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037	348	340
0.266% due 03/25/2037	1,096	1,083
0.266% due 10/25/2047	224	221
0.366% due 09/25/2036	1,159	954
0.376% due 06/25/2036	917	773
0.416% due 09/25/2034	87	82
0.466% due 04/25/2034	8	6
0.526% due 05/25/2036	14	11
0.556% due 12/25/2034	54	47
0.556% due 04/25/2036	579	234
0.576% due 11/25/2034	3,978	3,477
0.646% due 05/25/2046	2,834	1,919
0.656% due 11/25/2033	111	101
0.666% due 12/25/2031	140	73
0.686% due 09/25/2032	336	281
0.786% due 11/25/2033	29	23
0.806% due 09/25/2033	272	231
0.836% due 10/25/2034	5,946	3,344
0.836% due 06/25/2035	750	515
0.866% due 06/25/2033	22	16
1.086% due 05/25/2032	350	309
5.125% due 12/25/2034	3,873	1,406
5.413% due 01/25/2034	142	91
5.694% due 05/25/2036	500	216
Credit Suisse First Boston Mortgage Securities Corp.
0.546% due 05/25/2044	84	82
0.806% due 01/25/2032	13	10
Credit-Based Asset Servicing & Securitization LLC
0.246% due 04/25/2037	1,339	971
0.616% due 01/25/2036	1,000	34
0.626% due 04/25/2036	176	161
1.086% due 11/25/2033	1,836	1,670
2.286% due 01/25/2031	39	39
5.028% due 08/25/2035	289	288
5.303% due 12/25/2035	351	344
Denver Arena Trust
6.940% due 11/15/2019	1,102	1,132
EMC Mortgage Loan Trust
0.636% due 12/25/2042	1,802	1,305
0.936% due 08/25/2040	956	681
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	987	963
Equity One ABS, Inc.
0.436% due 07/25/2034	76	50
0.486% due 04/25/2034	1,290	977
0.526% due 07/25/2034	5	4
First Alliance Mortgage Loan Trust
0.396% due 09/20/2027	18	12
2.500% due 10/25/2024	3	3
8.020% due 03/20/2031	15	14
First Franklin Mortgage Loan Asset-Backed Certificates
0.246% due 10/25/2036	709	687
0.296% due 06/25/2036	152	152
0.296% due 12/25/2037	719	447
0.806% due 11/25/2031	159	126
First NLC Trust
0.256% due 08/25/2037	387	211
Fremont Home Loan Trust
0.296% due 02/25/2036	45	45
Galaxy CLO Ltd.
0.514% due 04/25/2019	690	654
Gia Investment Grade CDO Ltd.
0.900% due 04/01/2013	168	166
GMAC Mortgage Corp. Loan Trust
0.936% due 02/25/2031	619	537
Goldman Sachs Asset Management CLO PLC
0.493% due 08/01/2022	2,317	2,159
Greenpoint Manufactured Housing
7.590% due 11/15/2028	14	15
GSAA Trust
0.456% due 06/25/2035	464	361
GSAMP Trust
0.336% due 10/25/2036	6,750	449
0.536% due 01/25/2045	257	201
0.676% due 09/25/2035	2,000	1,253
1.011% due 03/25/2034	2,330	1,889
1.161% due 08/25/2033	46	25
GSRPM Mortgage Loan Trust
0.306% due 03/25/2035	118	117
0.886% due 01/25/2032	187	175
Home Equity Asset Trust
0.246% due 05/25/2037	743	726
0.276% due 08/25/2037	152	147
0.336% due 10/25/2036	100	43
0.786% due 11/25/2032	1	1
0.981% due 07/25/2034	726	568
1.106% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.366% due 05/25/2036	718	682
5.300% due 05/25/2036	135	52
5.821% due 04/25/2035	316	217
HSBC Asset Loan Obligation
0.246% due 12/25/2036	44	40
HSBC Home Equity Loan Trust
0.336% due 03/20/2036	2,962	2,724
0.346% due 01/20/2036	135	122
0.366% due 01/20/2036	1,111	1,007
0.476% due 01/20/2034	311	279
0.716% due 01/20/2034	661	583
HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	521	503
IMC Home Equity Loan Trust
7.310% due 11/20/2028	72	71
Indymac Home Equity Loan Asset-Backed Trust
1.536% due 07/25/2034	1,000	813
Indymac Residential Asset-Backed Trust
0.346% due 07/25/2037	244	129
Irwin Home Equity Corp.
1.536% due 02/25/2029	633	533
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036	147	144
0.246% due 05/25/2037	666	629
0.256% due 01/25/2037	2,257	2,160
0.266% due 08/25/2036	3	1
0.296% due 08/25/2036	2,162	768
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,430	2,568
Lake Country Mortgage Loan Trust
0.716% due 12/25/2032	366	363
Lehman XS Trust
0.336% due 04/25/2037	210	128
Long Beach Mortgage Loan Trust
0.516% due 01/25/2046	47	24
0.656% due 08/25/2035	2,500	2,033
0.746% due 10/25/2034	229	187
0.886% due 03/25/2032	1	1
1.611% due 03/25/2032	726	473
Loomis Sayles CBO
0.504% due 10/26/2020	2,955	2,767
Madison Avenue Manufactured Housing Contract
1.636% due 03/25/2032	1,500	1,470
Massachusetts Educational Financing Authority
1.224% due 04/25/2038	2,566	2,556
MASTR Asset-Backed Securities Trust
0.266% due 05/25/2037	2,423	2,318
0.336% due 05/25/2037	500	286
0.686% due 12/25/2034 (a)	1,000	721
1.011% due 10/25/2034	1,234	982
MASTR Specialized Loan Trust
1.036% due 05/25/2037	630	32
Merrill Lynch First Franklin Mortgage Loan Trust
1.686% due 10/25/2037	739	470
Merrill Lynch Mortgage Investors, Inc.
0.246% due 10/25/2037	379	100
0.266% due 09/25/2037	128	34
0.276% due 06/25/2037	696	260
Mid-State Trust
6.005% due 08/15/2037	3,421	3,502
8.330% due 04/01/2030	610	630
Morgan Stanley ABS Capital I
0.246% due 05/25/2037	554	479
0.286% due 11/25/2036	4,294	3,228
0.336% due 06/25/2036	250	159
0.366% due 01/25/2036	1,091	999
0.506% due 11/25/2035	3,422	2,976
1.386% due 06/25/2033	553	493
1.786% due 08/25/2034	852	472
2.186% due 07/25/2037	1,250	302
Morgan Stanley Dean Witter Capital I
2.661% due 01/25/2032	883	442
Morgan Stanley Home Equity Loan Trust
0.236% due 12/25/2036	105	103
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	2,963	1,016
Morgan Stanley Mortgage Loan Trust
0.346% due 11/25/2036	2,245	252

Mountain View Funding CLO
0.538% due 04/15/2019	298	285
MSIM Peconic Bay Ltd.
0.554% due 07/20/2019	500	479
Nationstar Home Equity Loan Trust
0.246% due 06/25/2037	23	22
0.306% due 04/25/2037	42	41
New Century Home Equity Loan Trust
0.366% due 05/25/2036	743	455
0.446% due 06/25/2035	9	8
0.636% due 06/25/2035	1,000	785
1.836% due 06/20/2031	2,059	1,927
Newcastle Investment Trust
4.500% due 07/10/2035	3,592	3,692
Nomura Asset Acceptance Corp.
0.496% due 01/25/2036	2,207	519
Novastar Home Equity Loan
0.286% due 03/25/2037	150	146
0.966% due 05/25/2033	8	7
Oakwood Mortgage Investors, Inc.
0.562% due 03/15/2018	316	268
Octagon Investment Partners V Ltd.
0.554% due 11/28/2018	800	764
0.554% due 11/28/2018
0.586% due 02/25/2035	131	113
0.686% due 08/20/2030	9	7
0.706% due 02/25/2035	853	488
0.726% due 06/25/2032	4	4
0.786% due 04/25/2033	37	31
0.981% due 05/25/2034	35	28
Origen Manufactured Housing
0.427% due 05/15/2032	9	8
4.750% due 08/15/2021	1,122	1,131
Pacifica CDO Ltd.
0.534% due 01/26/2020	765	725
0.611% due 02/15/2017	7,557	7,395
Park Place Securities, Inc.
0.776% due 02/25/2035	1,803	1,773
0.886% due 10/25/2034	1,000	615
People’s Choice Home Loan Securities Trust
0.616% due 05/25/2035	1,138	995
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019	4,972	4,969
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047	2,847	2,522
6.085% due 01/25/2036	208	138
Prima Capital CRE Securitization Ltd.
5.417% due 12/25/2048	2,663	2,604
Renaissance Home Equity Loan Trust
0.686% due 12/25/2033	225	191
1.286% due 09/25/2037	1,042	770
1.386% due 08/25/2032	1,343	938
1.426% due 03/25/2033	29	26
4.934% due 08/25/2035	140	116
Residential Asset Mortgage Products, Inc.
0.306% due 05/25/2037	485	471
0.586% due 06/25/2047	1,500	698
0.966% due 02/25/2033	7	4
1.386% due 09/25/2047	1,277	1,046
5.704% due 07/25/2034	2,000	1,174
5.707% due 08/25/2034 (a)	2,990	1,564
5.942% due 04/25/2034	1,468	1,132
Residential Asset Securities Corp.
0.256% due 02/25/2037	70	69
0.296% due 04/25/2037	940	928
0.616% due 03/25/2035	5,962	3,939
0.716% due 01/25/2035	143	99
0.766% due 06/25/2033	144	76
7.140% due 04/25/2032 (a)	500	33
Residential Funding Mortgage Securities II, Inc.
0.476% due 12/25/2032	8	6
6.230% due 06/25/2037	5,000	2,015
7.420% due 04/25/2031	59	59
8.850% due 03/25/2025	35	34
SACO I, Inc.
0.306% due 05/25/2036	21	19
0.396% due 03/25/2036	1,588	573
0.446% due 06/25/2036 (a)	570	363
0.546% due 05/25/2036	2,270	230
0.936% due 07/25/2035	3,454	2,172
Salomon Brothers Mortgage Securities VII, Inc.
0.666% due 03/25/2028	161	151
Saxon Asset Securities Trust
0.686% due 03/25/2032	517	424
0.706% due 08/25/2032	40	39
0.726% due 03/25/2035	33	23
Securitized Asset-Backed Receivables LLC Trust
0.236% due 10/25/2036	1,629	502
0.516% due 10/25/2035	274	241
SLC Student Loan Trust
1.147% due 06/15/2021	5,400	5,432
4.750% due 06/15/2033	5,157	5,226
SLM Student Loan Trust
1.080% due 03/15/2028	600	586
1.110% due 03/15/2028	800	782
1.174% due 07/25/2023	14,600	14,690
1.447% due 12/15/2033	4,000	4,067
1.751% due 03/15/2028	500	489
1.774% due 04/25/2023	6,213	6,421
1.837% due 12/15/2017	8,834	8,897
2.837% due 12/16/2019	4,900	5,015
4.500% due 11/16/2043	4,367	4,213
6.187% due 07/15/2042	9,880	9,407
Soundview Home Equity Loan Trust
0.376% due 02/25/2036	33	30
0.446% due 12/25/2035	3,433	3,056
0.486% due 11/25/2035	103	97
South Carolina Student Loan Corp.
1.254% due 09/03/2024	600	595
Specialty Underwriting & Residential Finance
0.686% due 09/25/2036	1,000	500
0.986% due 10/25/2035	494	273
Structured Asset Investment Loan Trust
0.626% due 04/25/2035	1,000	601
0.666% due 09/25/2035	2,000	950
0.696% due 08/25/2035	1,500	432
0.836% due 09/25/2034	199	143
1.036% due 12/25/2034	393	240
Structured Asset Securities Corp.
0.236% due 10/25/2036	51	51
0.236% due 02/25/2037	355	344
0.266% due 01/25/2037	415	408
0.276% due 06/25/2037	1,550	1,342
0.306% due 10/25/2036	263	262
0.476% due 01/25/2033	1,490	1,348
0.536% due 12/25/2034	729	712
0.586% due 05/25/2034	19	17
0.836% due 05/25/2034	84	74
0.886% due 08/25/2037	3	3
1.236% due 01/25/2033	101	63
1.694% due 04/25/2035	646	520
3.375% due 08/25/2031	314	306
Trapeza CDO I LLC
1.067% due 11/16/2034	1,000	361
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,115
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	205	211
6.210% due 05/07/2026	1,018	1,055
7.905% due 02/07/2026	182	186
8.220% due 10/07/2029	1,106	1,136
Veritas CLO Ltd.
0.622% due 09/05/2016	1,560	1,528
Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036	341	243
Wells Fargo Home Equity Trust
0.816% due 04/25/2034	218	142
WMC Mortgage Loan Pass-Through Certificates
1.011% due 03/20/2029	41	39

Total Asset-Backed Securities (Cost $362,024)		301,326

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,594

Total Sovereign Issues (Cost $2,497)		2,594

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	733	733

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 08/11/2011 valued at $750. Repurchase proceeds are $733.)
U.S. TREASURY BILLS 3.8%
0.164% due 07/14/2011 - 10/20/2011 (c)(e)(f)	23,769	23,768

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.3%
	800,103	8,016

Total Short-Term Instruments (Cost $32,512)		32,517

Total Investments 139.6% (Cost $956,511)		$880,823
Other Assets and Liabilities (Net) (39.6%)		(249,767)

Net Assets 100.0%		$631,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $24,049 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $320 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $59,124 at a weighted average interest rate of 0.110%. On June 30, 2011, securities valued at $89,237 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $535 have been pledged as collateral for futures contracts on June 30, 2011. On June 30, 2011 there were no open futures contracts.

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(1.730%	)	01/25/2034	$934	$502	$0	$502
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%	)	05/25/2033	2,500	720	0	720
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	1,000	147	0	147
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035	326	306	0	306
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030	1,216	196	0	196
LB-UBS Commercial Mortgage Trust 5.658% due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	776	0	776
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034	167	74	0	74
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%	)	07/25/2032	656	531	66	465
Merrill Lynch Mortgage Trust 5.392% due 11/12/2037	JPM	(1.150%	)	11/12/2037	1,000	777	0	777
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033	165	68	0	68
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035	2,000	1,816	0	1,816
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%	)	03/25/2035	896	875	0	875
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034	758	700	0	700
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020	2,000	389	0	389
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035	182	112	0	112
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	500	97	0	97

						$8,086	$66	$8,020

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	1.050%	07/25/2034	$482	$(151)	$(121)	$(30)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	793	(559)	(539)	(20)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.960%	09/25/2034	1,000	(429)	(340)	(89)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	2.790%	01/25/2034	934	(479)	0	(479)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	3.150%	05/25/2033	2,500	(532)	0	(532)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	817	(252)	(253)	1
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	1,000	(384)	(330)	(54)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	250	(81)	(75)	(6)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.690%	07/25/2035	1,000	(355)	(350)	(5)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.815%	06/25/2030	1,216	(175)	0	(175)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	1.050%	10/25/2034	584	(298)	(187)	(111)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	3.375%	07/25/2032	656	(536)	(79)	(457)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	458	(355)	0	(355)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	1,000	(338)	(300)	(38)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	1,000	(395)	(320)	(75)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035	896	(873)	0	(873)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034	758	(683)	0	(683)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	764	(246)	(214)	(32)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	74	(37)	(29)	(8)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	278	(253)	(261)	8

					$(7,411)	$(3,398)	$(4,013)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.185%	$500	$(81)	$(49)	$(32)
Masco Corp.	BOA	(0.610%	)	09/20/2012	0.797%	5,000	10	0	10

							$(71)	$(49)	$(22)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.850%	12/20/2012	0.902%	$10,000	$(5)	$0	$(5)
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%	3,000	(37)	(202)	165

						$(42)	$(202)	$160

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%	)	12/20/2012	$11,200	$17	$0	$17

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06-2 Index	DUB	0.170%	05/25/2046	$244	$(202)	$(98)	$(104)
ABX.HE.AA.07-1 Index	CSFB	0.150%	08/25/2037	19,435	(18,174)	(16,519)	(1,655)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.787%	06/20/2012	2,407	18	0	18
CDX.HY-8 5-Year Index 35-100%	BCLY	1.465%	06/20/2012	4,815	70	0	70
CDX.HY-8 5-Year Index 35-100%	BOA	0.910%	06/20/2012	2,407	21	0	21
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	1,926	8	0	8
CDX.HY-8 5-Year Index 35-100%	CITI	0.630%	06/20/2012	4,815	29	0	29
CDX.HY-8 5-Year Index 35-100%	CITI	0.830%	06/20/2012	9,629	77	0	77
CDX.HY-9 5-Year Index 35-100%	BOA	1.140%	12/20/2012	9,627	165	0	165
CDX.HY-9 5-Year Index 35-100%	BOA	1.442%	12/20/2012	4,814	104	0	104
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%	12/20/2015	8,000	(584)	0	(584)

					$(18,468)	$(16,617)	$(1,851)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC	$27,100	$1,889	$2,057	$(168)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$8,365	$2,536	$10,901
Industrials	0	14,271	2,940	17,211
Municipal Bonds & Notes
Texas	0	1,404	0	1,404
West Virginia	0	2,792	0	2,792
U.S. Government Agencies	0	87,016	383	87,399
U.S. Treasury Obligations	0	197,408	0	197,408
Mortgage-Backed Securities	0	227,138	133	227,271
Asset-Backed Securities	0	295,357	5,969	301,326
Sovereign Issues	0	2,594	0	2,594
Short-Term Instruments
Repurchase Agreements	0	733	0	733
U.S. Treasury Bills	0	23,768	0	23,768
PIMCO Short-Term Floating NAV Portfolio	8,016	0	0	8,016

	$8,016	$860,846	$11,961	$880,823

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$8,566	$147	$8,713

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,402)	0	(6,402)
Interest Rate Contracts	0	(168)	0	(168)
	$0	$(6,570)	$0	$(6,570)

Totals	$8,016	$862,842	$12,108	$882,966

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,671	$0	$(186)	$(1)	$(2)	$54	$0	$0	$2,536	$10
Industrials	2,976	0	(26)	0	0	(10)	0	0	2,940	(10)
U.S. Government Agencies	404	0	(8)	(1)	0	2	0	(14)	383	2
Mortgage-Backed Securities	137	0	(6)	(1)	0	3	0	0	133	3
Asset-Backed Securities	23,697	3,127	(2,644)	19	29	188	0	(18,447)	5,969	(40)

	$29,885	$3,127	$(2,870)	$16	$27	$237	$0	$(18,461)	$11,961	$(35)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$148	$0	$0	$0	$0	$(1)	$0	$0	$147	$(1)

Totals	$30,033	$3,127	$(2,870)	$16	$27	$236	$0	$(18,461)	$12,108	$(36)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.8%
CORPORATE BONDS & NOTES 2.8%
Macquarie Bank Ltd.
2.600% due 01/20/2012		$9,000	$9,113
Suncorp-Metway Ltd.
1.778% due 07/16/2012		16,300	16,552

Total Australia (Cost $25,587)			25,665

BRAZIL 14.1%
SOVEREIGN ISSUES 14.1%
Brazil Notas do Nacional Series F
10.000% due 01/01/2012	BRL	49,397	31,283
10.000% due 01/01/2014		76,616	46,478
10.000% due 01/01/2017		86,845	50,464

Total Brazil (Cost $117,225)			128,225

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.704% due 06/27/2015		$378	365

Total Cayman Islands (Cost $377)			365

CHILE 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile
1.524% due 04/20/2012		$3,700	3,704

Total Chile (Cost $3,700)			3,704

COLOMBIA 1.8%
SOVEREIGN ISSUES 1.8%
Colombia Government International Bond
2.068% due 11/16/2015		$3,600	3,726
10.750% due 01/15/2013		11,100	12,765

Total Colombia (Cost $16,395)			16,491

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.246% due 12/07/2012		$1,057	1,051

Total Egypt (Cost $1,057)			1,051

EL SALVADOR 1.0%
SOVEREIGN ISSUES 1.0%
El Salvador Government International Bond
8.500% due 07/25/2011		$8,600	8,677

Total El Salvador (Cost $8,626)			8,677

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,002	2,137

Total Kazakhstan (Cost $2,107)			2,137

MEXICO 3.0%
CORPORATE BONDS & NOTES 0.1%
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	891

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
9.000% due 12/22/2011		300,000	26,183

Total Mexico (Cost $24,125)			27,074

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
9.125% due 02/21/2012		$7,000	7,386

Total Peru (Cost $7,360)			7,386

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
6.250% due 07/03/2012		$2,800	2,949

Total Poland (Cost $2,926)			2,949

QATAR 0.6%
CORPORATE BONDS & NOTES 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$4,800	4,988

Total Qatar (Cost $4,971)			4,988

RUSSIA 1.6%
CORPORATE BONDS & NOTES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$4,800	5,011
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		653	677
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		2,000	2,241
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		6,400	6,778

Total Russia (Cost $14,445)			14,707

SOUTH AFRICA 1.4%
SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
7.375% due 04/25/2012		$11,900	12,540

Total South Africa (Cost $12,490)			12,540

SPAIN 1.1%
CORPORATE BONDS & NOTES 1.1%
Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		$10,000	10,003

Total Spain (Cost $10,000)			10,003

TUNISIA 0.7%
SOVEREIGN ISSUES 0.7%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	500	756
7.375% due 04/25/2012		$5,200	5,421

Total Tunisia (Cost $6,111)			6,177

UNITED STATES 16.1%
ASSET-BACKED SECURITIES 0.2%
ACE Securities Corp.
0.236% due 08/25/2036		$16	15
0.236% due 12/25/2036		7	7
0.276% due 06/25/2037		8	7
Asset-Backed Funding Certificates
0.536% due 06/25/2034		296	236
Bear Stearns Asset-Backed Securities Trust
1.186% due 10/25/2037		767	475
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		10	10
0.286% due 06/25/2037		431	393
Citigroup Mortgage Loan Trust, Inc.
0.246% due 05/25/2037		39	38
0.246% due 07/25/2045		75	61
Countrywide Asset-Backed Certificates
0.266% due 10/25/2047		22	22
0.366% due 09/25/2036		83	68
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		7	5
0.306% due 07/25/2037		310	288
First NLC Trust
0.256% due 08/25/2037		247	134
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036		5	1
GSAMP Trust
0.256% due 12/25/2036		14	10
Home Equity Asset Trust
0.246% due 05/25/2037		13	12
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		6	5
0.236% due 12/25/2036		12	11
0.246% due 05/25/2037		34	33
JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		79	67
0.266% due 08/25/2036		3	1
0.266% due 03/25/2037		32	30
0.296% due 08/25/2036		309	110
Lehman ABS Mortgage Loan Trust
0.276% due 06/25/2037		63	21
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		62	50
MASTR Asset-Backed Securities Trust
0.266% due 05/25/2037		29	28
Merrill Lynch Mortgage Investors, Inc.
0.266% due 09/25/2037		12	3
Morgan Stanley ABS Capital I
0.246% due 05/25/2037		38	33
New Century Home Equity Loan Trust
0.366% due 05/25/2036		57	35
Popular ABS Mortgage Pass-Through Trust
0.276% due 06/25/2047		60	53
Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		43	14
0.266% due 11/25/2036		20	7
WaMu Asset-Backed Certificates
0.236% due 01/25/2037		4	4
Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		16	12

			2,299

CORPORATE BONDS & NOTES 2.2%
Ally Financial, Inc.
1.750% due 10/30/2012		6,300	6,408
Bear Stearns Cos. LLC
5.300% due 10/30/2015		100	110
5.500% due 08/15/2011		100	101
6.950% due 08/10/2012		500	534
General Electric Capital Corp.
0.331% due 08/15/2011		200	200
2.625% due 12/28/2012		6,300	6,492
International Business Machines Corp.
0.853% due 07/28/2011		3,000	3,001
JPMorgan Chase & Co.
1.776% due 09/26/2013	EUR	300	431
Morgan Stanley
0.590% due 01/09/2014		$2,500	2,439

			19,716

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		230	168
American Home Mortgage Investment Trust
1.896% due 09/25/2045		38	31
Banc of America Funding Corp.
5.775% due 01/20/2047		346	231
Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034		122	113
2.881% due 02/25/2036		74	59
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 04/25/2034		96	87
2.860% due 02/25/2034		228	209
5.230% due 05/25/2047		109	79
Bear Stearns Alt-A Trust
0.346% due 02/25/2034		39	31
2.649% due 01/25/2036		569	304
Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		1,299	834
5.027% due 12/26/2046		756	504
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		46	36
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		175	164
2.869% due 08/25/2035		208	106
4.986% due 07/25/2046		46	31
Countrywide Alternative Loan Trust
5.621% due 02/25/2037		116	81
Countrywide Home Loan Mortgage Pass-Through Trust
5.684% due 09/25/2047		15	10
Credit Suisse First Boston Mortgage Securities Corp.
2.444% due 06/25/2033		366	347
First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		227	191
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		273	232
GSR Mortgage Loan Trust
2.804% due 01/25/2036		50	41
Harborview Mortgage Loan Trust
2.840% due 07/19/2035		482	408
5.404% due 08/19/2036		13	10
Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		169	126
Luminent Mortgage Trust
0.366% due 12/25/2036		44	25
Merrill Lynch Floating Trust
0.257% due 06/15/2022		10	10
Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,254	923
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		40	30
MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		500	431
1.191% due 10/25/2035		278	229
Provident Funding Mortgage Loan Trust
2.695% due 08/25/2033		181	171
Residential Funding Mortgage Securities I
3.246% due 09/25/2035		269	184
Sequoia Mortgage Trust
2.512% due 01/20/2047		23	16
2.791% due 04/20/2035		232	218
Structured Adjustable Rate Mortgage Loan Trust
2.581% due 07/25/2034		730	664
2.609% due 01/25/2035		258	209
2.638% due 08/25/2035		160	126
Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		1,437	1,248
0.516% due 10/19/2034		463	414
Structured Asset Securities Corp.
2.485% due 06/25/2033		460	424
2.756% due 10/25/2035		21	17
WaMu Mortgage Pass-Through Certificates
2.573% due 03/25/2034		234	228
2.576% due 06/25/2033		144	143
3.406% due 12/25/2036		80	60
5.028% due 01/25/2037		39	30
5.239% due 04/25/2037		27	20
5.302% due 12/25/2036		25	18
5.554% due 05/25/2037		56	43
5.835% due 09/25/2036		34	25
Wells Fargo Mortgage-Backed Securities Trust
3.149% due 07/25/2036		56	46
4.981% due 12/25/2034		155	148

			10,533

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.686% due 06/25/2027		7,812	7,838
0.736% due 06/25/2027		7,199	7,229
1.495% due 06/01/2043 - 07/01/2044		53	53
5.000% due 02/25/2017		5	5
Freddie Mac
0.466% due 09/25/2031		167	158
5.000% due 07/15/2014		4,400	4,921

			20,204

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Notes
0.375% due 08/31/2012		93,900	94,036

Total United States (Cost $149,879)			146,788

SHORT-TERM INSTRUMENTS 52.5%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2011		$2,607	2,607

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,660. Repurchase proceeds are $2,607.)
SHORT-TERM NOTES 0.3%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		3,000	2,975

CANADA TREASURY BILLS 6.8%
0.907% due 09/29/2011	CAD	60,000	62,066

MEXICO TREASURY BILLS 5.3%
4.636% due 09/22/2011 - 12/29/2011 (a)	MXN	570,851	47,996

U.S. TREASURY BILLS 0.4%
0.029% due 08/18/2011 - 10/20/2011 (a)(c)		$3,369	3,369

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 39.4%
		35,779,625	358,476

Total Short-Term Instruments (Cost $475,597)			477,489

Total Investments 98.6% (Cost $882,978)			$896,416
Other Assets and Liabilities (Net) 1.4%			13,145

Net Assets 100.0%			$909,561

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $2,719 have been pledged as collateral as of June 30, 2011 for swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Swap agreements outstanding on June 30, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN 4,000	$47	$0	$47
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI	2,550	22	0	22
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY	2,550	23	0	23

						$92	$0	$92

(e)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,099	07/2011	BCLY	$49	$0	$49
Buy		5,412	07/2011	CITI	118	0	118
Buy		34,506	07/2011	HSBC	260	0	260
Sell		24,065	07/2011	HSBC	0	(371)	(371)
Buy		8,524	07/2011	MSC	131	0	131
Sell		25,062	07/2011	MSC	0	(858)	(858)
Sell		6,412	07/2011	UBS	0	(109)	(109)
Sell		104,549	08/2011	BCLY	0	(1,166)	(1,166)
Sell		20,572	08/2011	HSBC	0	(595)	(595)
Buy		3,258	08/2011	MSC	74	0	74
Buy		144,024	08/2011	RBS	2,321	0	2,321
Buy		3,293	08/2011	UBS	96	0	96
Sell		25,455	08/2011	UBS	0	(703)	(703)
Buy		106,954	09/2011	BCLY	1,164	0	1,164
Sell		11,403	09/2011	CITI	0	(387)	(387)
Buy		20,293	09/2011	HSBC	401	0	401
Sell		24,819	09/2011	HSBC	0	(394)	(394)
Buy	CAD	146,445	07/2011	BOA	3,077	0	3,077
Buy		21,766	07/2011	CITI	568	0	568
Sell		60,000	07/2011	DUB	0	(1,165)	(1,165)
Buy		3,342	07/2011	RBC	65	0	65
Buy		8,506	09/2011	BNP	155	0	155
Buy		11,868	09/2011	CITI	269	0	269
Sell		1,966	09/2011	RBC	0	(32)	(32)
Buy		11,788	09/2011	RBS	103	0	103

Buy	CHF	740	08/2011	CITI	21	0	21
Buy	CNY	68,032	11/2011	BCLY	0	(37)	(37)
Buy		12,886	11/2011	HSBC	1	0	1
Sell		197,676	11/2011	HSBC	0	(93)	(93)
Buy		10,483	11/2011	RBS	8	0	8
Buy		52,029	02/2012	BCLY	10	(5)	5
Buy		136,400	02/2012	CITI	93	0	93
Buy		26,000	02/2012	DUB	37	0	37
Buy		71,198	02/2012	HSBC	2	(11)	(9)
Buy		222,774	02/2012	JPM	297	0	297
Buy		107,162	02/2013	CITI	65	(9)	56
Sell	EUR	17,605	07/2011	BCLY	0	(530)	(530)
Sell		28,251	07/2011	BNP	35	(282)	(247)
Buy		1,610	07/2011	BOA	0	(35)	(35)
Sell		7,000	07/2011	BOA	0	(56)	(56)
Buy		2,819	07/2011	CITI	95	0	95
Sell		15,846	07/2011	CITI	0	(454)	(454)
Sell		6,979	07/2011	CSFB	0	(66)	(66)
Sell		6,163	07/2011	HSBC	0	(98)	(98)
Sell		8,434	07/2011	JPM	0	(87)	(87)
Sell		14,278	07/2011	RBS	0	(123)	(123)
Sell	GBP	4,265	07/2011	CSFB	0	(46)	(46)
Sell		4,133	09/2011	BNP	6	0	6
Buy	HKD	7,006	09/2011	CITI	0	(2)	(2)
Buy	IDR	32,685,000	07/2011	BCLY	11	0	11
Sell		264,574,500	07/2011	BCLY	0	(2,086)	(2,086)
Buy		135,713,000	07/2011	CITI	959	0	959
Sell		13,189,000	07/2011	CITI	0	(119)	(119)
Buy		17,630,000	07/2011	HSBC	56	0	56
Sell		43,887,750	07/2011	HSBC	0	(173)	(173)
Buy		108,202,500	07/2011	JPM	601	0	601
Buy		27,420,750	07/2011	RBS	47	0	47
Buy		44,820,000	10/2011	CITI	327	0	327
Buy		137,322,000	10/2011	DUB	1,027	0	1,027
Buy		245,080,800	10/2011	RBS	1,733	0	1,733
Buy		26,946,450	01/2012	CITI	90	0	90
Buy		27,840,000	01/2012	JPM	0	(1)	(1)
Buy		27,124,550	07/2012	HSBC	30	0	30
Buy	INR	158,690	08/2011	BCLY	41	0	41
Sell		90,540	08/2011	BCLY	0	(20)	(20)
Buy		927,000	08/2011	CITI	203	0	203
Buy		150,000	08/2011	DUB	119	0	119
Buy		320,371	08/2011	HSBC	196	0	196
Buy		108,984	08/2011	RBS	32	0	32
Buy		463,114	11/2011	BCLY	120	0	120
Buy	JPY	638,765	07/2011	BOA	303	0	303
Buy		409,685	07/2011	CITI	177	0	177
Sell		1,058,766	07/2011	JPM	0	(512)	(512)
Sell		144,730	07/2011	RBS	1	0	1
Buy	KRW	35,007,920	08/2011	BCLY	433	0	433
Buy		20,674,014	08/2011	CITI	343	0	343
Buy		8,801,400	08/2011	HSBC	130	0	130
Sell		1,093,750	08/2011	HSBC	0	(23)	(23)
Buy		27,947,325	08/2011	JPM	661	0	661
Sell	MXN	32,619	07/2011	BCLY	15	0	15
Sell		16,716	07/2011	BNP	0	(27)	(27)
Buy		268,823	07/2011	CITI	604	(14)	590

Sell		938,757	07/2011	CITI	0	(269)	(269)
Buy		5,735	07/2011	DUB	2	0	2
Buy		866,602	07/2011	HSBC	3,201	0	3,201
Sell		313,269	07/2011	HSBC	0	(302)	(302)
Buy		133,967	07/2011	RBS	0	(60)	(60)
Buy		26,232	07/2011	UBS	90	0	90
Buy		160	09/2011	DUB	0	0	0
Sell		47,029	11/2011	BCLY	0	(67)	(67)
Buy		1,024,768	11/2011	CITI	287	(11)	276
Sell		117,884	11/2011	CITI	2	(145)	(143)
Buy		1,606	11/2011	DUB	1	0	1
Buy		288,208	11/2011	HSBC	160	0	160
Sell		236,302	11/2011	HSBC	0	(431)	(431)
Buy		47,460	11/2011	JPM	11	(8)	3
Sell		35,708	11/2011	MSC	0	(12)	(12)
Sell		250,000	11/2011	UBS	0	(239)	(239)
Buy	MYR	25,107	08/2011	BCLY	193	0	193
Buy		43,440	08/2011	CITI	324	0	324
Buy		19,717	08/2011	HSBC	87	(13)	74
Sell		27,540	08/2011	HSBC	0	(132)	(132)
Buy		7,400	08/2011	JPM	52	0	52
Buy	NOK	6,037	08/2011	DUB	0	(28)	(28)
Sell	PHP	87,600	11/2011	HSBC	0	(14)	(14)
Buy		1,527,102	03/2012	CITI	0	(86)	(86)
Buy		1,224,000	03/2012	JPM	0	(35)	(35)
Buy	RUB	1,268	07/2011	BOA	0	0	0
Sell		1,268	07/2011	BOA	0	0	0
Buy		81,172	07/2011	CITI	107	0	107
Sell		81,172	07/2011	CITI	6	0	6
Buy		82,440	07/2011	JPM	0	(6)	(6)
Sell		82,440	07/2011	JPM	48	0	48
Sell		1,268	09/2011	BOA	0	0	0
Buy	SEK	2,518	08/2011	CITI	0	(17)	(17)
Buy	SGD	2,000	09/2011	BCLY	64	0	64
Buy		5,700	09/2011	CITI	183	0	183
Buy		21,600	09/2011	DUB	118	0	118
Buy		11,967	09/2011	GSC	21	0	21
Buy		14,227	09/2011	JPM	237	0	237
Buy		16,000	09/2011	RBS	295	0	295
Sell		3,103	09/2011	RBS	0	(26)	(26)
Buy		6,100	09/2011	UBS	0	0	0
Buy		13,132	12/2011	CITI	276	0	276
Buy	TRY	6,048	07/2011	BCLY	0	(192)	(192)
Sell		10,517	07/2011	BCLY	51	0	51
Buy		2,776	07/2011	CITI	0	(97)	(97)
Buy		1,548	07/2011	HSBC	0	(51)	(51)
Buy		50,538	07/2011	JPM	0	(847)	(847)
Sell		55,035	07/2011	JPM	0	(443)	(443)
Buy		4,641	07/2011	RBS	0	(154)	(154)
Buy		3,101	10/2011	CITI	0	(13)	(13)
Buy		55,035	10/2011	JPM	437	0	437
Buy	TWD	55,106	01/2012	BCLY	22	0	22
Buy		40,000	01/2012	GSC	18	0	18
Buy		40,000	01/2012	HSBC	19	0	19
Buy		40,000	01/2012	JPM	20	0	20
Buy	ZAR	332,970	07/2011	CITI	1,518	0	1,518
Sell		85,520	07/2011	CITI	0	(918)	(918)

Buy	20,974	07/2011	HSBC	0	(8)	(8)
Sell	257,018	07/2011	HSBC	0	(859)	(859)
Sell	18,206	07/2011	JPM	16	0	16
Buy	6,800	07/2011	UBS	2	0	2
Buy	271,239	10/2011	HSBC	860	0	860

				$ 26,508	$(16,172)	$10,336

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$25,665	$0	$25,665
Brazil
Sovereign Issues	0	128,225	0	128,225
Cayman Islands
Asset-Backed Securities	0	365	0	365
Chile
Corporate Bonds & Notes	0	3,704	0	3,704
Colombia
Sovereign Issues	0	16,491	0	16,491
Egypt
Bank Loan Obligations	0	1,051	0	1,051
El Salvador
Sovereign Issues	0	8,677	0	8,677
Kazakhstan
Corporate Bonds & Notes	0	2,137	0	2,137
Mexico
Corporate Bonds & Notes	0	891	0	891
Sovereign Issues	0	26,183	0	26,183
Peru
Sovereign Issues	0	7,386	0	7,386
Poland
Sovereign Issues	0	2,949	0	2,949
Qatar
Corporate Bonds & Notes	0	4,988	0	4,988
Russia
Corporate Bonds & Notes	0	14,707	0	14,707
South Africa
Sovereign Issues	0	12,540	0	12,540
Spain
Corporate Bonds & Notes	0	10,003	0	10,003
Tunisia
Sovereign Issues	0	6,177	0	6,177
United States
Asset-Backed Securities	0	2,299	0	2,299
Corporate Bonds & Notes	0	19,716	0	19,716
Mortgage-Backed Securities	0	10,533	0	10,533
U.S. Government Agencies	0	20,204	0	20,204
U.S. Treasury Obligations	0	94,036	0	94,036

Short-Term Instruments
Repurchase Agreements	0	2,607	0	2,607
Short-Term Notes	0	2,975	0	2,975
Canada Treasury Bills	0	62,066	0	62,066
Mexico Treasury Bills	0	47,996	0	47,996
U.S. Treasury Bills	0	3,369	0	3,369
PIMCO Short-Term Floating NAV Portfolio	358,476	0	0	358,476
	$358,476	$537,940	$0	$896,416

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	26,508	0	26,508
Interest Rate Contracts	0	92	0	92
	$0	$26,600	$0	$26,600

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(16,172)	$0	$(16,172)

Totals	$358,476	$548,368	$0	$906,844

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 1.5%
CORPORATE BONDS & NOTES 1.5%
Noble Group Ltd.
6.625% due 08/05/2020		$12,250	$12,587
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	601
4.750% due 02/16/2021		500	490
7.875% due 06/10/2019		5,000	6,025

Total Bermuda (Cost $19,859)			19,703

BRAZIL 30.3%
CORPORATE BONDS & NOTES 6.7%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$3,000	3,413
CSN Islands XI Corp.
6.875% due 09/21/2019		7,000	7,674
CSN Resources S.A.
6.500% due 07/21/2020		14,000	14,945
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	6,543
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,625
Petrobras International Finance Co.
5.375% due 01/27/2021		360	371
5.750% due 01/20/2020		15,149	16,226
5.875% due 03/01/2018		10,000	10,804
7.875% due 03/15/2019		15,810	19,213
Vale Overseas Ltd.
6.250% due 01/23/2017		260	295

			85,109

SOVEREIGN ISSUES 23.6%
Brazil Government International Bond
5.875% due 01/15/2019		31,400	36,502
7.875% due 03/07/2015		15,800	19,134
8.000% due 01/15/2018		3,821	4,604
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	72,296	45,785
10.000% due 01/01/2014		1,548	939
10.000% due 01/01/2017		336,344	195,441

			302,405

Total Brazil (Cost $342,207)			387,514

CAYMAN ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$4,300	4,611

Total Cayman Islands (Cost $4,787)			4,611

CHILE 1.9%
CORPORATE BONDS & NOTES 1.9%
Banco Santander Chile
1.524% due 04/20/2012		$7,500	7,508
5.375% due 12/09/2014		1,500	1,583
Codelco, Inc.
3.750% due 11/04/2020		15,500	14,793

Total Chile (Cost $23,670)			23,884

COLOMBIA 0.4%
SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,006

Total Colombia (Cost $4,493)			5,006

EL SALVADOR 0.3%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,825

Total El Salvador (Cost $3,740)			3,825

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	7,591

Total Hong Kong (Cost $7,896)			7,591

INDIA 1.8%
CORPORATE BONDS & NOTES 1.8%
Bank of India
4.750% due 09/30/2015		$16,000	16,589
State Bank of India
4.500% due 07/27/2015		7,000	7,188

Total India (Cost $23,663)			23,777

INDONESIA 1.1%
CORPORATE BONDS & NOTES 0.7%
Adaro Indonesia PT
7.625% due 10/22/2019		$8,000	8,920

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
6.625% due 02/17/2037		4,000	4,449
10.375% due 05/04/2014		500	614

			5,063

Total Indonesia (Cost $13,901)			13,983

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
RZD Capital Ltd.
5.739% due 04/03/2017		$4,300	4,585

Total Ireland (Cost $4,458)			4,585

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,925	3,123

Total Kazakhstan (Cost $3,079)			3,123

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
TNK-BP Finance S.A.
7.500% due 03/13/2013		$100	108

Total Luxembourg (Cost $107)			108

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	43

Total Malaysia (Cost $39)			43

MEXICO 14.8%
CORPORATE BONDS & NOTES 5.3%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,146
5.000% due 03/30/2020		5,000	5,238
6.125% due 11/15/2037		5,000	5,229
6.375% due 03/01/2035		5,000	5,399
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		5,000	5,375
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,938
Petroleos Mexicanos
5.500% due 01/21/2021		$24,100	25,389
8.000% due 05/03/2019		11,480	14,212
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	891

			67,817

SOVEREIGN ISSUES 9.5%
Mexico Government International Bond
5.125% due 01/15/2020		$5,000	5,425
5.625% due 01/15/2017		9,942	11,349
6.050% due 01/11/2040		13,100	14,004
6.750% due 09/27/2034		263	307
7.500% due 06/21/2012	MXN	309,489	27,187
8.300% due 08/15/2031		$7,000	9,660
8.500% due 12/13/2018	MXN	470	45
9.000% due 12/22/2011		614,050	53,592
9.500% due 12/18/2014		1,155	110

			121,679

Total Mexico (Cost $181,524)			189,496

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Waha Aerospace BV
3.925% due 07/28/2020		$7,600	7,714

Total Netherlands (Cost $7,651)			7,714

PANAMA 0.6%
SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		$100	118
7.250% due 03/15/2015		6,000	7,098

Total Panama (Cost $6,699)			7,216

PERU 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,051

SOVEREIGN ISSUES 0.1%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,399
8.750% due 11/21/2033		$100	137

			1,536

Total Peru (Cost $3,812)			3,587

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	35
6.250% due 07/03/2012		$4,000	4,213

Total Poland (Cost $4,209)			4,248

QATAR 4.6%
CORPORATE BONDS & NOTES 1.2%
Nakilat, Inc.
6.267% due 12/31/2033		$3,922	3,654
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,000	5,150
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		6,900	7,170

			15,974

SOVEREIGN ISSUES 3.4%
Qatar Government International Bond
4.000% due 01/20/2015		200	210
5.250% due 01/20/2020		36,600	39,199
6.400% due 01/20/2040		1,000	1,110
6.550% due 04/09/2019		2,400	2,805

			43,324

Total Qatar (Cost $57,630)			59,298

RUSSIA 10.1%
CORPORATE BONDS & NOTES 6.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	107
6.103% due 06/27/2012		12,300	12,836
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		5,000	6,263
9.250% due 04/23/2019		3,250	4,075
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		767	796
Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		8,100	9,076
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	318
7.175% due 05/16/2013		2,050	2,214
7.750% due 05/29/2018		9,400	10,798
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,100	1,140
6.625% due 03/20/2017		11,710	12,718
6.875% due 07/18/2011		110	110
7.500% due 07/18/2016		3,900	4,412
7.875% due 03/13/2018		12,000	13,830
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,600	9,136
6.875% due 05/29/2018		500	538

			88,367

SOVEREIGN ISSUES 3.2%
Russia Government International Bond
7.500% due 03/31/2030		34,453	40,698
12.750% due 06/24/2028		100	177

			40,875

Total Russia (Cost $124,381)			129,242

SINGAPORE 1.9%
CORPORATE BONDS & NOTES 1.9%
Temasek Financial I Ltd.
4.300% due 10/25/2019		$23,150	23,933

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	59

Total Singapore (Cost $24,127)			23,992

SOUTH KOREA 3.2%
CORPORATE BONDS & NOTES 0.7%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	384
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,277
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,844

			8,505

SOVEREIGN ISSUES 2.5%
Export-Import Bank of Korea
4.000% due 01/29/2021		20,200	18,683
5.125% due 06/29/2020		13,250	13,466

			32,149

Total South Korea (Cost $40,729)			40,654

SWITZERLAND 0.2%
CORPORATE BONDS & NOTES 0.2%
UBS AG
1.358% due 02/23/2012		$2,000	2,013

Total Switzerland (Cost $2,000)			2,013

TUNISIA 0.7%
SOVEREIGN ISSUES 0.7%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	1,209
7.375% due 04/25/2012		$7,400	7,715

Total Tunisia (Cost $8,818)			8,924

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,418	4,791

Total United Arab Emirates (Cost $4,766)			4,791

UNITED STATES 5.3%
ASSET-BACKED SECURITIES 0.1%
GSAA Trust
0.486% due 03/25/2037		$579	305
Morgan Stanley Mortgage Loan Trust
0.546% due 04/25/2037		525	228

			533

CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
1.750% due 10/30/2012		8,700	8,850
American International Group, Inc.
8.625% due 05/22/2068	GBP	800	1,329
Bank of America N.A.
0.527% due 06/15/2016		$900	818
General Electric Capital Corp.
2.625% due 12/28/2012		8,700	8,965
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	22,300
International Business Machines Corp.
0.853% due 07/28/2011		5,000	5,002
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,658
SLM Corp.
5.375% due 05/15/2014		200	208
Wachovia Corp.
5.750% due 02/01/2018		900	996

			51,126

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		77	62
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035		3,936	3,705
Bear Stearns Alt-A Trust
0.406% due 12/25/2046 (a)		34	2
Chase Mortgage Finance Corp.
2.529% due 03/25/2037		138	109
Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034		27	27
4.986% due 07/25/2046		93	62
Countrywide Home Loan Mortgage Pass-Through Trust
5.116% due 10/20/2035		411	287
5.684% due 09/25/2047		60	41
Harborview Mortgage Loan Trust
5.404% due 08/19/2036		54	39
Luminent Mortgage Trust
0.366% due 12/25/2036		88	50
MASTR Adjustable Rate Mortgages Trust
0.426% due 05/25/2037		348	169
Merrill Lynch Alternative Note Asset
0.486% due 03/25/2037		545	216
5.074% due 06/25/2037 (a)		484	245
Merrill Lynch Mortgage-Backed Securities Trust
5.408% due 04/25/2037		134	98
Morgan Stanley Capital I
5.692% due 04/15/2049		1,000	1,074
Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		37	35
Sequoia Mortgage Trust
2.512% due 01/20/2047		56	41
WaMu Mortgage Pass-Through Certificates
3.406% due 12/25/2036		239	180
5.028% due 01/25/2037		105	79
5.239% due 04/25/2037		68	50
5.302% due 12/25/2036		62	45
5.554% due 05/25/2037		169	130
5.835% due 09/25/2036		112	85

			6,831

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 - 07/15/2014		2,500	2,791

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.375% due 08/31/2012		6,100	6,109

Total United States (Cost $64,577)			67,390

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$6,700	6,842

Total Virgin Islands (British) (Cost $6,640)			6,842

SHORT-TERM INSTRUMENTS 15.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2011		$2,070	2,070

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,115. Repurchase proceeds are $2,070.)
MEXICO TREASURY BILLS 2.5%
4.632% due 09/22/2011 - 12/29/2011 (b)	MXN	386,184	32,663

SINGAPORE TREASURY BILLS 3.3%
0.311% due 11/01/2011	SGD	52,070	42,346

U.S. TREASURY BILLS 0.4%
0.107% due 07/07/2011 - 10/13/2011 (b)(d)		$5,238	5,238

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 8.8%
		11,211,819	112,331

Total Short-Term Instruments (Cost $193,369)			194,648

Total Investments 97.5% (Cost $1,182,831)			$1,247,808
Other Assets and Liabilities (Net) 2.5%			31,962

Net Assets 100.0%			$1,279,770

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $4,378 have been pledged as collateral as of June 30, 2011 for swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,847 at a weighted average interest rate of -0.478%. On June 30, 2011, there were no open reverse repurchase agreements.

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2021	1.523%	$37,000	$(1,592)	$(1,788)	$196
Brazil Government International Bond	CITI	1.000%	06/20/2021	1.523%	20,000	(861)	(901)	40
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%	12,200	33	(161)	194
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%	40,000	2	(257)	259
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.560%	20,200	(905)	(972)	67
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%	19,800	53	(253)	306
China Government International Bond	CITI	1.000%	06/20/2016	0.813%	80,000	740	1,178	(438)
China Government International Bond	CITI	1.000%	06/20/2021	1.219%	11,000	(199)	(155)	(44)
China Government International Bond	CITI	1.000%	09/20/2021	1.230%	12,500	(240)	(302)	62
Colombia Government International Bond	UBS	1.000%	09/20/2015	0.942%	6,500	18	(147)	165
Gazprom Via Gaz Capital S.A.	CSFB	1.580%	06/20/2016	1.983%	5,000	(91)	0	(91)
Gazprom Via Gaz Capital S.A.	GSC	1.000%	03/20/2015	1.752%	50,000	(1,330)	(2,678)	1,348
Gazprom Via Gaz Capital S.A.	MSC	1.140%	07/20/2011	0.732%	600	3	0	3
Gazprom Via Gaz Capital S.A.	MSC	1.390%	05/20/2016	1.969%	1,700	(42)	0	(42)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.420%	2,600	122	0	122
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.040%	3,225	(4)	(123)	119
Indonesia Government International Bond	MSC	1.000%	03/20/2016	1.274%	35,000	(421)	(459)	38
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.040%	3,225	(4)	(130)	126
Mexico Government International Bond	CITI	1.000%	06/20/2021	1.412%	6,000	(204)	(218)	14
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.980%	28,600	34	(268)	302
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%	5,000	21	(62)	83
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.169%	4,000	16	0	16

						$(4,851)	$(7,696)	$2,845

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$1,200	$138	$149	$(11)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	12,700	1,454	1,581	(127)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	32,900	3,766	4,145	(379)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	1,300	148	162	(14)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	75,500	8,643	9,488	(845)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	29,800	3,669	3,930	(261)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	7,300	899	953	(54)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	8,300	1,021	1,091	(70)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	9,500	1,170	1,240	(70)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	50,000	6,156	6,200	(44)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	50,000	6,156	7,075	(919)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	47,200	6,255	5,945	310
CDX.EM-15 5-Year Index	CITI	5.000%	06/20/2016	19,000	2,517	2,631	(114)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	15,600	2,067	2,036	31

					$44,059	$46,626	$(2,567)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC	BRL	630,000	$1,721	$386	$1,335
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		65,000	410	0	410
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		58,900	525	0	525
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		11,500	123	16	107
Pay	1-Year BRL-CDI	11.470%	01/02/2012	BCLY		300,000	(332)	0	(332)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		300,000	1,189	1,246	(57)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		79,600	1,409	4	1,405
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UBS		120,000	2,229	0	2,229
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UBS		55,000	1,190	0	1,190
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BCLY		260,000	(2,605)	0	(2,605)
Pay	1-Year BRL-CDI	11.210%	01/02/2013	MLP		300,000	(3,005)	0	(3,005)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		221,700	895	227	668
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		16,900	68	68	0
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		20,000	66	65	1
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		16,900	(12)	0	(12)

Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		16,900	(9)	0	(9)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		12,000	22	26	(4)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		180,000	(452)	406	(858)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		58,500	283	0	283
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	JPM		$38,000	(868)	514	(1,382)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		46,000	(1,005)	1,399	(2,404)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	450	0	450
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	50	0	50
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	50	0	50
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	25	7	18
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	407	0	407
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	733	0	733
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	489	0	489

							$4,046	$4,364	$(318)

(g)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	4,083	07/2011	BCLY	$0	$(116)	$(116)
Buy		43,435	07/2011	HSBC	1,028	0	1,028
Sell		26,059	07/2011	HSBC	0	(877)	(877)
Sell		3,675	07/2011	RBS	0	(202)	(202)
Sell		9,619	07/2011	UBS	0	(163)	(163)
Buy		83,134	08/2011	BCLY	927	0	927
Sell		20,977	08/2011	HSBC	0	(602)	(602)
Sell		62,157	08/2011	UBS	0	(1,545)	(1,545)
Buy		7,214	09/2011	BCLY	62	0	62
Sell		90,340	09/2011	BCLY	0	(1,107)	(1,107)
Sell		6,516	09/2011	CITI	0	(221)	(221)
Buy		7,206	09/2011	HSBC	242	0	242
Sell		49,416	09/2011	HSBC	0	(1,133)	(1,133)
Buy		11,264	09/2011	UBS	123	0	123
Buy	CNY	62,342	11/2011	BCLY	0	(20)	(20)
Sell		23,935	11/2011	BCLY	0	(16)	(16)
Buy		3,398	11/2011	HSBC	0	(2)	(2)
Buy		3,337	11/2011	JPM	0	(1)	(1)
Sell		32,515	11/2011	RBS	0	(49)	(49)
Buy		55,430	02/2012	BCLY	9	(7)	2
Sell		22,491	02/2012	BCLY	0	(4)	(4)
Buy		126,400	02/2012	CITI	86	0	86
Buy		5,186	02/2012	DUB	9	0	9
Buy		52,609	02/2012	HSBC	1	(6)	(5)
Buy		38,568	02/2012	JPM	8	0	8
Buy		56,806	02/2013	CITI	37	0	37
Buy		76,758	02/2013	JPM	38	0	38
Buy		77,694	02/2013	RBS	51	0	51
Buy	EUR	1,523	07/2011	CITI	48	0	48
Buy		2,228	07/2011	CSFB	17	0	17
Buy		1,838	07/2011	JPM	12	0	12
Buy		1,504	07/2011	RBS	13	0	13
Sell	GBP	535	09/2011	UBS	21	0	21
Buy	HKD	1,266	11/2011	CITI	0	0	0
Sell	IDR	38,416,200	07/2011	BCLY	5	(221)	(216)

Buy		145,878,250	07/2011	CITI	1,227	0	1,227
Sell		11,007,900	07/2011	CITI	0	(100)	(100)
Buy		216,850,250	07/2011	HSBC	1,823	(17)	1,806
Sell		244,972,900	07/2011	HSBC	0	(378)	(378)
Buy		37,233,000	07/2011	JPM	243	0	243
Sell		120,380,000	07/2011	JPM	0	(1,036)	(1,036)
Buy		14,815,500	07/2011	RBS	27	0	27
Buy		68,931,000	10/2011	BCLY	548	0	548
Buy		19,164,000	10/2011	CITI	140	0	140
Buy		58,714,000	10/2011	DUB	439	0	439
Buy		119,975,675	10/2011	RBS	873	0	873
Buy		22,097,000	01/2012	CITI	73	0	73
Buy		197,767,800	07/2012	HSBC	217	0	217
Buy	INR	31,738	08/2011	BCLY	8	0	8
Buy		230,000	08/2011	CITI	50	0	50
Buy		176,700	08/2011	DUB	163	0	163
Buy		504,900	08/2011	HSBC	432	0	432
Sell		91,740	08/2011	HSBC	0	(47)	(47)
Buy		168,647	08/2011	JPM	143	0	143
Buy		772,030	08/2011	RBS	610	0	610
Buy		114,374	11/2011	BCLY	30	0	30
Buy	KRW	2,161,500	08/2011	BCLY	21	0	21
Sell		3,258,900	08/2011	BCLY	0	(47)	(47)
Buy		36,788,000	08/2011	CITI	858	0	858
Buy		7,162,400	08/2011	HSBC	97	0	97
Sell		2,756,500	08/2011	HSBC	0	(77)	(77)
Buy		30,000,000	08/2011	JPM	457	0	457
Buy		13,831,317	11/2011	CITI	223	0	223
Buy		13,000,000	11/2011	GSC	190	0	190
Buy		20,000,000	11/2011	JPM	317	0	317
Sell	MXN	15,885	07/2011	BNP	0	(56)	(56)
Buy		153,855	07/2011	CITI	523	0	523
Sell		27,320	07/2011	CITI	0	(33)	(33)
Buy		112,231	07/2011	HSBC	505	0	505
Sell		319,886	07/2011	HSBC	62	(242)	(180)
Sell		3,562	07/2011	MSC	0	(3)	(3)
Buy		25,629	07/2011	RBS	0	(12)	(12)
Buy		74,938	07/2011	UBS	247	0	247
Buy		213	09/2011	DUB	0	0	0
Buy		53,537	11/2011	BCLY	16	0	16
Sell		99,053	11/2011	CITI	1	(56)	(55)
Buy		15,593	11/2011	DUB	15	0	15
Buy		346,786	11/2011	HSBC	95	(45)	50
Sell		96,930	11/2011	HSBC	0	(175)	(175)
Buy		3,562	11/2011	MSC	3	0	3
Sell		202,762	11/2011	MSC	0	(352)	(352)
Sell		3,562	11/2011	UBS	0	(2)	(2)
Buy	MYR	18,500	08/2011	BCLY	147	0	147
Sell		5,467	08/2011	BCLY	0	(13)	(13)
Buy		35,890	08/2011	CITI	268	0	268
Buy		11,334	08/2011	HSBC	69	(2)	67
Buy		6,100	08/2011	JPM	43	0	43
Sell	PEN	4,176	08/2011	MSC	0	(4)	(4)
Buy	PHP	86,900	11/2011	HSBC	0	(2)	(2)
Buy		1,392,475	03/2012	CITI	0	(79)	(79)
Buy		1,118,000	03/2012	JPM	0	(32)	(32)

Buy	PLN	786	08/2011	UBS	14	0	14
Buy	RUB	664	07/2011	BOA	0	0	0
Sell		664	07/2011	BOA	0	0	0
Buy		92,768	07/2011	CITI	122	0	122
Sell		92,768	07/2011	CITI	7	0	7
Buy		93,432	07/2011	JPM	0	(7)	(7)
Sell		93,432	07/2011	JPM	54	0	54
Sell		664	09/2011	BOA	0	0	0
Buy	SGD	2,453	07/2011	BCLY	0	(3)	(3)
Sell		2,453	07/2011	UBS	0	(5)	(5)
Buy		6,291	09/2011	BCLY	89	0	89
Buy		57,100	09/2011	CITI	291	0	291
Buy		5,900	09/2011	DUB	142	0	142
Buy		1,000	09/2011	GSC	2	0	2
Sell		51,996	09/2011	GSC	0	(388)	(388)
Sell		6,442	09/2011	HSBC	0	(45)	(45)
Buy		8,823	09/2011	JPM	257	0	257
Buy		6,100	09/2011	RBS	170	0	170
Buy		2,753	09/2011	UBS	5	0	5
Buy		2,536	12/2011	CITI	53	0	53
Buy	TRY	7,628	07/2011	BCLY	0	(62)	(62)
Sell		4,415	07/2011	HSBC	93	0	93
Buy		41,229	07/2011	JPM	0	(661)	(661)
Buy		8,509	07/2011	RBS	0	(282)	(282)
Buy		110	10/2011	JPM	0	(2)	(2)
Buy	TWD	70,800	01/2012	BCLY	28	0	28
Buy		40,000	01/2012	GSC	18	0	18
Buy		40,000	01/2012	HSBC	19	0	19
Buy		40,000	01/2012	JPM	20	0	20
Buy	ZAR	253,285	07/2011	CITI	1,224	0	1,224
Sell		32,379	07/2011	CITI	0	(173)	(173)
Buy		17,423	07/2011	DUB	168	0	168
Buy		4,059	07/2011	HSBC	0	(2)	(2)
Sell		244,481	07/2011	HSBC	0	(817)	(817)
Sell		26,972	07/2011	JPM	24	0	24
Buy		29,065	07/2011	UBS	152	0	152
Buy		244,481	10/2011	HSBC	807	0	807

					$17,699	$(11,549)	$6,150

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$19,703	$0	$19,703
Brazil
Corporate Bonds & Notes	0	85,109	0	85,109
Sovereign Issues	0	302,405	0	302,405
Cayman Islands
Corporate Bonds & Notes	0	4,611	0	4,611
Chile
Corporate Bonds & Notes	0	23,884	0	23,884
Colombia
Sovereign Issues	0	5,006	0	5,006
El Salvador
Corporate Bonds & Notes	0	3,825	0	3,825
Hong Kong
Corporate Bonds & Notes	0	7,591	0	7,591
India
Corporate Bonds & Notes	0	23,777	0	23,777
Indonesia
Corporate Bonds & Notes	0	8,920	0	8,920
Sovereign Issues	0	5,063	0	5,063
Ireland
Corporate Bonds & Notes	0	4,585	0	4,585
Kazakhstan
Corporate Bonds & Notes	0	3,123	0	3,123
Luxembourg
Corporate Bonds & Notes	0	108	0	108
Malaysia
Sovereign Issues	0	43	0	43
Mexico
Corporate Bonds & Notes	0	67,817	0	67,817
Sovereign Issues	0	121,679	0	121,679
Netherlands
Corporate Bonds & Notes	0	7,714	0	7,714
Panama
Sovereign Issues	0	7,216	0	7,216
Peru
Corporate Bonds & Notes	0	2,051	0	2,051
Sovereign Issues	0	1,536	0	1,536
Poland
Sovereign Issues	0	4,248	0	4,248
Qatar
Corporate Bonds & Notes	0	15,974	0	15,974
Sovereign Issues	0	43,324	0	43,324
Russia
Corporate Bonds & Notes	0	88,367	0	88,367
Sovereign Issues	0	40,875	0	40,875
Singapore
Corporate Bonds & Notes	0	23,933	0	23,933

Sovereign Issues	0	59	0	59
South Korea
Corporate Bonds & Notes	0	8,505	0	8,505
Sovereign Issues	0	32,149	0	32,149
Switzerland
Corporate Bonds & Notes	0	2,013	0	2,013
Tunisia
Sovereign Issues	0	8,924	0	8,924
United Arab Emirates
Corporate Bonds & Notes	0	4,791	0	4,791
United States
Asset-Backed Securities	0	533	0	533
Corporate Bonds & Notes	0	51,126	0	51,126
Mortgage-Backed Securities	0	6,831	0	6,831
U.S. Government Agencies	0	2,791	0	2,791
U.S. Treasury Obligations	0	6,109	0	6,109
Virgin Islands (British)
Corporate Bonds & Notes	0	6,842	0	6,842
Short-Term Instruments
Repurchase Agreements	0	2,070	0	2,070
Mexico Treasury Bills	0	32,663	0	32,663
Singapore Treasury Bills	0	42,346	0	42,346
U.S. Treasury Bills	0	5,238	0	5,238
PIMCO Short-Term Floating NAV Portfolio	112,331	0	0	112,331
	$112,331	$1,135,477	$0	$1,247,808

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,801	0	3,801
Foreign Exchange Contracts	0	17,699	0	17,699
Interest Rate Contracts	0	10,350	0	10,350
	$0	$31,850	$0	$31,850

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,523)	0	(3,523)
Foreign Exchange Contracts	0	(11,549)	0	(11,549)
Interest Rate Contracts	0	(10,668)	0	(10,668)
	$0	$(25,740)	$0	$(25,740)

Totals	$112,331	$1,141,587	$0	$1,253,918

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Notes
0.375% due 10/31/2012	$200	$200

Total U.S. Treasury Obligations (Cost $200)		200

SHORT-TERM INSTRUMENTS 97.3%
REPURCHASE AGREEMENTS 33.8%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 2.375% due 06/30/2018 valued at $2,554. Repurchase proceeds are $2,500.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	116	116
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $120. Repurchase proceeds are $116.)

		2,616

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 63.5%
	490,586	4,915

Total Short-Term Instruments (Cost $7,531)		7,531

PURCHASED OPTIONS (b) 0.2%
(Cost $59)		18

Total Investments 100.1% (Cost $7,790)		$7,749
Written Options (c) (0.5%) (Premiums $28)		(36)
Other Assets and Liabilities (Net) 0.4%		30

Net Assets 100.0%		$7,743

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Purchased options outstanding on June 30, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	BNP		$1.038	07/15/2011	AUD	3,500	$20	$6
Call - OTC EUR versus USD	GSC		1.495	07/15/2011	EUR	1,400	3	3
Put - OTC NZD versus USD	BNP		0.793	07/15/2011	NZD	1,200	6	1
Call - OTC USD versus BRL	HSBC	BRL	1.648	07/15/2011		$800	5	1
Call - OTC USD versus CAD	BNP	CAD	1.005	07/15/2011		1,000	1	0
Put - OTC USD versus CHF	UBS	CHF	0.810	07/15/2011		2,100	4	1
Put - OTC USD versus JPY	UBS	JPY	77.560	07/15/2011		3,000	5	2
Call - OTC USD versus MXN	JPM	MXN	12.140	07/15/2011		800	4	1
Call - OTC USD versus NOK	BNP	NOK	5.807	07/15/2011		2,100	5	3
Call - OTC USD versus SEK	BNP	SEK	6.773	07/15/2011		2,100	6	0

							$59	$18

(c)	Written options outstanding on June 30, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	BNP		$1.088	07/15/2011	AUD	3,500	$17	$(12)
Call - OTC NZD versus USD	BNP		0.832	07/15/2011	NZD	1,200	5	(7)
Put - OTC USD versus BRL	HSBC	BRL	1.578	07/15/2011		$800	3	(11)
Put - OTC USD versus MXN	JPM	MXN	11.675	07/15/2011		800	3	(6)

							$28	$(36)

(d)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,750	07/2011	BNP	$11	$0	$11
Buy		1,750	07/2011	UBS	11	0	11
Buy	BRL	1,289	08/2011	UBS	20	0	20
Buy	CAD	97	07/2011	BNP	1	0	1
Buy		873	07/2011	MSC	5	0	5
Sell	CHF	1,606	07/2011	BCLY	0	(20)	(20)
Sell		646	07/2011	CSFB	5	0	5
Sell		178	07/2011	UBS	0	(2)	(2)
Sell	EUR	1,260	07/2011	BCLY	0	(20)	(20)
Buy		539	07/2011	CSFB	7	0	7
Sell		140	07/2011	GSC	0	(2)	(2)
Buy	INR	17,992	07/2011	BCLY	2	0	2
Sell	JPY	217,988	07/2011	JPM	0	(8)	(8)
Sell		24,221	07/2011	UBS	0	(1)	(1)
Buy	MXN	9,504	07/2011	CITI	11	0	11
Buy	NOK	1,147	07/2011	BNP	2	0	2
Buy		10,320	07/2011	UBS	21	0	21
Buy	NZD	1,200	07/2011	BNP	18	0	18
Buy	SEK	1,339	07/2011	BNP	2	0	2
Buy		12,053	07/2011	CITI	14	0	14
Buy	ZAR	2,735	07/2011	UBS	4	0	4

					$134	$(53)	$81

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$200	$0	$200
Short-Term Instruments
Repurchase Agreements	0	2,616	0	2,616
PIMCO Short-Term Floating NAV Portfolio	4,915	0	0	4,915
Purchased Options
Foreign Exchange Contracts	0	18	0	18
	$4,915	$2,834	$0	$7,749

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$134	$0	$134

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(89)	$0	$(89)

Totals	$4,915	$2,879	$0	$7,794

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 9.7%
AGFS Funding Co.
5.500% due 05/10/2017		$16,150	$15,866
Arch Coal, Inc.
7.250% due 06/07/2012		7,575	7,613
Capsugel
5.000% due 05/01/2012	EUR	1,350	1,933
Chrysler Group LLC
6.000% due 05/24/2017		$2,550	2,490
First Data Corp.
2.936% due 09/24/2014		1,321	1,226
Ford Motor Co.
2.940% due 12/15/2013		972	973
Graham Packaging Co. LP
6.000% due 09/23/2016		496	498
HCA, Inc.
2.496% due 11/14/2013		4,000	3,977
2.746% due 05/02/2016		7,500	7,407
Hexion Specialty Chemicals, Inc.
3.938% due 05/05/2013		788	777
4.000% due 05/05/2015		352	348
Intelsat Ltd.
5.250% due 04/02/2018		2,000	2,009
International Lease Finance Corp.
7.000% due 03/17/2016		900	906
iStar Financial, Inc.
5.000% due 06/28/2013		8,367	8,254
JBS USA Holdings, Inc.
4.250% due 05/25/2018		500	500
Neiman Marcus, Inc.
4.750% due 05/16/2018		2,750	2,720
Newsday LLC
10.500% due 08/01/2013		2,500	2,647
NRG Energy, Inc.
3.500% due 07/01/2018		3,000	3,004
Nuveen Investments, Inc.
3.246% due 11/13/2014		778	769
3.273% due 11/13/2014		575	568
Pinafore LLC
4.250% due 09/21/2016		2,460	2,464
Quintiles Transnational Corp.
5.000% due 06/08/2018		4,500	4,479
Semiconductors NV
4.500% due 03/04/2018		5,000	5,030
Vodafone Group PLC
5.000% due 07/11/2016		5,000	5,175
6.875% due 08/11/2015		2,000	2,070
6.875% due 08/17/2015		71	73
Walter Investment Management Corp.
7.750% due 03/28/2016		1,500	1,476
12.500% due 09/28/2016		1,600	1,574
Warner Chilcott, Inc.
4.250% due 10/31/2014		628	629
4.250% due 03/15/2018		1,371	1,374

Total Bank Loan Obligations (Cost $88,441)			88,829

CORPORATE BONDS & NOTES 115.4%
BANKING & FINANCE 33.1%
AGFC Capital Trust I
6.000% due 01/15/2067		19,500	13,260
Ally Financial, Inc.
0.000% due 12/01/2012		1,700	1,594
3.466% due 02/11/2014		4,130	4,061
6.000% due 12/15/2011		500	508
6.250% due 01/15/2019		761	713
6.500% due 03/15/2016		379	375
6.500% due 11/15/2018		578	552
6.625% due 05/15/2012		3,000	3,071
6.875% due 09/15/2011		1,750	1,765
6.875% due 09/15/2011 (g)		19,796	19,969
7.000% due 07/15/2012		3,000	3,075
7.000% due 11/15/2024		265	247
7.250% due 09/15/2017		2,800	2,805
7.500% due 12/31/2013		10,043	10,784
8.000% due 11/01/2031 (g)		2,450	2,623
8.300% due 02/12/2015		800	896
Barclays Bank PLC
14.000% due 11/29/2049	GBP	300	608
Boats Investments BV
11.000% due 03/31/2017 (b)	EUR	4,627	5,900
BPCE S.A.
9.000% due 03/29/2049		100	149
Checkout Holding Corp.
0.000% due 11/15/2015		$375	242
CIT Group, Inc.
7.000% due 05/01/2014		1,837	1,863
7.000% due 05/01/2015		12,295	12,341
7.000% due 05/04/2015		200	201
7.000% due 05/01/2016 (g)		19,591	19,542
7.000% due 05/01/2017		687	686
Columbus International, Inc.
11.500% due 11/20/2014		9,750	11,127
FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,802
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$2,000	2,142
7.250% due 10/25/2011		100	102
7.500% due 08/01/2012 (g)		14,950	15,658
7.800% due 06/01/2012		1,350	1,412
8.700% due 10/01/2014		1,200	1,346
9.875% due 08/10/2011		200	202
Genworth Financial, Inc.
8.625% due 12/15/2016 (g)		2,000	2,216
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,000	4,535
HBOS PLC
6.750% due 05/21/2018		$220	212
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,500	698
ILFC E-Capital Trust I
5.740% due 12/21/2065		3,500	2,874
ILFC E-Capital Trust II
6.250% due 12/21/2065		2,780	2,377
International Lease Finance Corp.
4.750% due 01/13/2012		100	102
5.300% due 05/01/2012		1,200	1,224
5.625% due 09/20/2013		100	102
5.750% due 05/15/2016		350	345
5.875% due 05/01/2013		875	900
6.500% due 09/01/2014		1,275	1,358
6.625% due 11/15/2013		625	650
6.750% due 09/01/2016		1,275	1,364
7.125% due 09/01/2018		1,275	1,371
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	50	67
7.875% due 11/01/2020		$250	236
LBG Capital No.2 PLC
7.625% due 12/09/2019	GBP	538	777
15.000% due 12/21/2019	EUR	1,100	2,161
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$1,700	446
5.625% due 01/24/2013 (a)		830	224
6.625% due 01/18/2012 (a)		5,075	1,351
6.750% due 12/28/2017 (a)		4,725	7
6.875% due 05/02/2018 (a)		1,675	459
7.500% due 05/11/2038 (a)		775	1
Marina District Finance Co., Inc.
9.500% due 10/15/2015		7,425	7,759
9.875% due 08/15/2018		3,075	3,206
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017		12,500	12,375
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		4,000	4,170
ORIX Corp.
5.480% due 11/22/2011 (g)		5,590	5,676
Provident Funding Associates LP
10.125% due 02/15/2019		11,775	12,010
10.250% due 04/15/2017 (g)		11,000	12,100
Radian Group, Inc.
5.625% due 02/15/2013		3,000	2,925
Regions Bank
7.500% due 05/15/2018		4,850	5,076
Regions Financial Corp.
7.375% due 12/10/2037		5,275	5,031
SLM Corp.
0.574% due 01/27/2014		500	474
5.050% due 11/14/2014 (g)		2,500	2,501
5.125% due 08/27/2012 (g)		1,650	1,693
5.375% due 05/15/2014		1,000	1,042
5.625% due 08/01/2033 (g)		3,500	2,948
6.250% due 01/25/2016 (g)		5,900	6,125
8.000% due 03/25/2020 (g)		3,000	3,225
8.450% due 06/15/2018		3,000	3,296
Springleaf Finance Corp.
0.497% due 12/15/2011 (g)		7,000	6,911
0.540% due 08/17/2011		1,400	1,391
4.875% due 07/15/2012		7,800	7,780
5.850% due 06/01/2013		1,000	992
5.900% due 09/15/2012 (g)		17,300	17,386
6.900% due 12/15/2017		200	184
Stone Street Trust
5.902% due 12/15/2015 (g)		1,000	1,049
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,236
10.500% due 02/15/2019		300	481
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		$3,600	4,095

			304,815

INDUSTRIALS 74.0%
Aguila S.A.
7.875% due 01/31/2018		875	885
Alere, Inc.
8.625% due 10/01/2018		2,150	2,204
Aleris International, Inc.
7.625% due 02/15/2018		925	927
Alliance One International, Inc.
10.000% due 07/15/2016		10,300	9,991
American Airlines Pass-Through Trust
7.000% due 01/31/2018		1,600	1,512
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		1,900	1,945
AmeriGas Partners LP
7.125% due 05/20/2016		750	776
ARAMARK Corp.
8.500% due 02/01/2015 (g)		10,080	10,521
Arch Western Finance LLC
6.750% due 07/01/2013		9,581	9,641
ARD Finance S.A.
11.125% due 06/01/2018 (b)		400	406

Associated Materials LLC
9.125% due 11/01/2017		1,100	1,100
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,994
Aviation Capital Group
7.125% due 10/15/2020 (g)		9,225	9,546
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016 (g)		25,666	26,468
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,240
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	453
Berry Petroleum Co.
6.750% due 11/01/2020		175	176
10.250% due 06/01/2014		300	344
Berry Plastics Corp.
5.028% due 02/15/2015		7,175	7,121
9.500% due 05/15/2018		3,000	2,992
9.750% due 01/15/2021		3,425	3,331
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	103
Biomet, Inc.
10.375% due 10/15/2017 (b)		$3,350	3,710
11.625% due 10/15/2017		2,850	3,171
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		325	329
Brigham Exploration Co.
6.875% due 06/01/2019		650	648
8.750% due 10/01/2018		2,000	2,190
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		225	235
Building Materials Corp. of America
7.500% due 03/15/2020		225	238
Cablevision Systems Corp.
8.000% due 04/15/2020		125	135
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		7,312	6,636
11.250% due 06/01/2017		2,000	2,218
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,397
CCO Holdings LLC
6.500% due 04/30/2021		1,875	1,859
7.875% due 04/30/2018		550	582
8.125% due 04/30/2020		550	597
CEDC Finance Corp. International, Inc.
8.875% due 12/01/2016	EUR	1,000	1,298
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$12,000	12,270
Chart Industries, Inc.
9.125% due 10/15/2015		2,100	2,194
Chemtura Corp.
7.875% due 09/01/2018		725	763
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		1,725	1,893
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,893
CityCenter Holdings LLC
7.625% due 01/15/2016		500	519
10.750% due 01/15/2017 (b)(g)		1,100	1,146
Clear Channel Communications, Inc.
9.000% due 03/01/2021		3,500	3,369
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,500	1,642
CMA CGM S.A.
8.500% due 04/15/2017		1,500	1,268
8.875% due 04/15/2019	EUR	2,500	3,054
Coffeyville Resources LLC
9.000% due 04/01/2015		$5,508	6,004
10.875% due 04/01/2017 (g)		13,825	15,760
CommScope, Inc.
8.250% due 01/15/2019		975	1,009
Community Health Systems, Inc.
8.875% due 07/15/2015		3,000	3,098
Consol Energy, Inc.
8.000% due 04/01/2017		600	657
8.250% due 04/01/2020		500	548
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	4,000	6,018
7.500% due 09/15/2017		2,500	3,789
Continental Airlines, Inc.
6.750% due 09/15/2015		$3,350	3,384
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,438
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,688
CPI International Acquisition, Inc.
8.000% due 02/15/2018		350	332
CSC Holdings LLC
8.500% due 06/15/2015		1,450	1,573
Delhaize Group S.A.
5.700% due 10/01/2040 (g)		764	713
Delta Air Lines Pass-Through Trust
7.779% due 07/02/2013		17	18
Dex One Corp.
12.000% due 01/29/2017 (b)		19	8
Digicel Ltd.
8.250% due 09/01/2017		1,250	1,303
DISH DBS Corp.
7.125% due 02/01/2016		100	106
7.750% due 05/31/2015		100	109
DJO Finance LLC
9.750% due 10/15/2017		3,300	3,366
10.875% due 11/15/2014		1,000	1,070
EH Holding Corp.
6.500% due 06/15/2019		300	307
El Paso Corp.
7.250% due 06/01/2018		300	338
El Paso Natural Gas Co.
8.375% due 06/15/2032		175	222
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		250	281
Eldorado Resorts LLC
8.625% due 06/15/2019		825	771
Energy Partners Ltd.
8.250% due 02/15/2018		3,150	2,992
Energy Transfer Equity LP
7.500% due 10/15/2020		3,500	3,728
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,221
8.375% due 08/01/2066		4,405	4,773
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,258
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,925
Exide Technologies
8.625% due 02/01/2018		1,050	1,097
FGI Holding Co., Inc.
11.250% due 10/01/2015 (b)		8,127	8,198
FGI Operating Co., Inc.
10.250% due 08/01/2015		2,185	2,332
First Data Corp.
8.250% due 01/15/2021		278	274
9.875% due 09/24/2015		63	65
12.625% due 01/15/2021		278	299
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	674
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		550	564
Ford Motor Co.
9.215% due 09/15/2021		800	905
GeoEye, Inc.
8.625% due 10/01/2016		200	212
9.625% due 10/01/2015		1,400	1,589
Georgia-Pacific LLC
7.250% due 06/01/2028		750	835
7.700% due 06/15/2015		1,250	1,435
8.000% due 01/15/2024 (g)		5,950	7,075
Giant Funding Corp.
8.250% due 02/01/2018		875	917
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (g)		15,050	15,878
Goodyear Tire & Rubber Co.
10.500% due 05/15/2016		796	899
Graham Packaging Co. LP
8.250% due 01/01/2017		2,750	3,080
9.875% due 10/15/2014		1,750	1,805
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	399
Griffon Corp.
7.125% due 04/01/2018		775	782
Hapag-Lloyd AG
9.750% due 10/15/2017		6,600	6,666
HCA, Inc.
6.250% due 02/15/2013		1,488	1,548
6.750% due 07/15/2013		1,964	2,057
7.250% due 09/15/2020		650	701
8.500% due 04/15/2019		5,275	5,855
9.250% due 11/15/2016 (g)		56,395	60,131
9.625% due 11/15/2016 (b)		23,350	24,897
9.875% due 02/15/2017		98	110
Headwaters, Inc.
7.625% due 04/01/2019		1,400	1,281
Huntsman International LLC
8.625% due 03/15/2020		925	1,013
8.625% due 03/15/2021		275	300
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	2,128
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	3,500	4,961
8.500% due 02/15/2016		$7,050	6,997
Insight Communications Co., Inc.
9.375% due 07/15/2018		850	937
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		2,600	2,733
Interactive Data Corp.
10.250% due 08/01/2018		275	300
Intergen NV
9.000% due 06/30/2017		4,030	4,282
Interline Brands, Inc.
7.000% due 11/15/2018		250	254
International Automotive Components Group SL
9.125% due 06/01/2018		2,750	2,826
Jaguar Land Rover PLC
7.750% due 05/15/2018		250	252
8.125% due 05/15/2021		250	253
JMC Steel Group
8.250% due 03/15/2018		750	765

Kraton Polymers LLC
6.750% due 03/01/2019		275	276
Laredo Petroleum, Inc.
9.500% due 02/15/2019		4,025	4,256
Level 3 Escrow, Inc.
8.125% due 07/01/2019		2,500	2,519
Lyondell Chemical Co.
8.000% due 11/01/2017		2,074	2,313
11.000% due 05/01/2018		4,400	4,950
Manitowoc Co., Inc.
8.500% due 11/01/2020		1,325	1,421
McClatchy Co.
11.500% due 02/15/2017 (g)		16,000	17,080
MGM Resorts International
6.625% due 07/15/2015 (g)		2,200	2,074
6.875% due 04/01/2016		300	283
7.500% due 06/01/2016		250	239
10.375% due 05/15/2014		25	28
11.125% due 11/15/2017		500	574
13.000% due 11/15/2013		1,550	1,848
Mylan, Inc.
7.625% due 07/15/2017		475	520
7.875% due 07/15/2020		700	772
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017		3,400	3,366
Nexeo Solutions LLC
8.375% due 03/01/2018		325	331
NFR Energy LLC
9.750% due 02/15/2017		2,900	2,828
Novasep Holding SAS
9.625% due 12/15/2016	EUR	15,800	12,831
9.750% due 12/15/2016		$3,800	2,166
Novelis, Inc.
8.375% due 12/15/2017		1,900	2,038
8.750% due 12/15/2020		900	976
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		4,750	4,909
OI European Group BV
6.875% due 03/31/2017	EUR	300	437
Ono Finance II PLC
10.875% due 07/15/2019		$3,000	3,210
OPTI Canada, Inc.
7.875% due 12/15/2014		23,050	9,566
8.250% due 12/15/2014		12,210	5,128
9.000% due 12/15/2012 (g)		37,800	38,178
9.750% due 08/15/2013 (g)		4,400	4,389
Oshkosh Corp.
8.250% due 03/01/2017		125	135
8.500% due 03/01/2020		150	163
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	638
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	731
Patheon, Inc.
8.625% due 04/15/2017		1,150	1,170
Petrohawk Energy Corp.
7.875% due 06/01/2015		1,220	1,284
PHH Corp.
7.125% due 03/01/2013 (g)		15,035	15,712
9.250% due 03/01/2016		4,925	5,411
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		5,150	4,790
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		225	232
Ply Gem Industries, Inc.
8.250% due 02/15/2018		600	572
Polymer Group, Inc.
7.750% due 02/01/2019		350	353
Quality Distribution LLC
9.875% due 11/01/2018		4,000	4,095
Quebecor Media, Inc.
7.750% due 03/15/2016		2,125	2,207
Quicksilver Resources, Inc.
11.750% due 01/01/2016		2,375	2,731
Quintiles Transnational Corp.
9.500% due 12/30/2014 (b)		1,250	1,284
Radnet Management, Inc.
10.375% due 04/01/2018		3,000	3,082
Rain CII Carbon LLC
8.000% due 12/01/2018		725	776
Regal Entertainment Group
9.125% due 08/15/2018		1,100	1,144
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		450	441
7.125% due 04/15/2019 (g)		1,075	1,072
8.250% due 02/15/2021		2,375	2,232
8.750% due 05/15/2018		1,000	988
9.000% due 04/15/2019		600	596
Roadhouse Financing, Inc.
10.750% due 10/15/2017 (g)		12,015	12,676
Rockies Express Pipeline LLC
6.875% due 04/15/2040		2,000	1,995
Roofing Supply Group LLC
8.625% due 12/01/2017		425	427
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	4,459
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		$250	260
Seneca Gaming Corp.
8.250% due 12/01/2018		4,825	5,006
Seven Seas Cruises S. DE R.L. LLC
9.125% due 05/15/2019		250	259
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	203
Solutia, Inc.
7.875% due 03/15/2020		150	161
Sonat, Inc.
7.625% due 07/15/2011		12,000	12,022
Tenet Healthcare Corp.
8.875% due 07/01/2019		2,000	2,218
Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	476
Thermon Industries, Inc.
9.500% due 05/01/2017		80	86
Tomkins LLC
9.000% due 10/01/2018		800	866
Tutor Perini Corp.
7.625% due 11/01/2018		800	772
UCI International, Inc.
8.625% due 02/15/2019		400	414
Unit Corp.
6.625% due 05/15/2021		400	400
Univision Communications, Inc.
6.875% due 05/15/2019		3,725	3,706
8.500% due 05/15/2021		1,000	1,002
UPC Holding BV
9.875% due 04/15/2018		2,000	2,230
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	750	1,114
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (g)		$11,450	11,379
6.875% due 12/01/2018		2,400	2,364
Vertellus Specialties, Inc.
9.375% due 10/01/2015		925	960
West Corp.
8.625% due 10/01/2018		325	330
Windstream Corp.
7.750% due 10/15/2020		1,000	1,052
8.625% due 08/01/2016 (g)		20,556	21,507
WMG Acquisition Corp.
9.500% due 06/15/2016		3,350	3,551
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,500	1,641
Ziggo Finance BV
6.125% due 11/15/2017	EUR	2,700	3,857

			682,036

UTILITIES 8.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (g)		$12,900	13,816
AES Corp.
7.375% due 07/01/2021		1,950	1,982
7.750% due 03/01/2014		125	136
8.000% due 06/01/2020		1,400	1,498
AES Ironwood LLC
8.857% due 11/30/2025		4,622	4,714
AES Red Oak LLC
8.540% due 11/30/2019		568	588
9.200% due 11/30/2029		2,100	2,142
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		2,000	2,170
Calpine Corp.
7.500% due 02/15/2021		1,525	1,563
Cricket Communications, Inc.
10.000% due 07/15/2015		200	216
Energy Future Holdings Corp.
9.750% due 10/15/2019		500	508
10.000% due 01/15/2020		1,000	1,066
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		3,444	3,498
Frontier Communications Corp.
7.450% due 07/01/2035		325	296
9.000% due 08/15/2031		1,800	1,854
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,336
Midwest Generation LLC
8.560% due 01/02/2016		3,785	3,880
NRG Energy, Inc.
7.375% due 01/15/2017		2,000	2,100
7.625% due 01/15/2018		4,500	4,517
8.250% due 09/01/2020		1,200	1,230
NSG Holdings LLC
7.750% due 12/15/2025		4,450	4,383
Qwest Communications International, Inc.
7.500% due 02/15/2014		950	967
Sithe Independence Funding Corp.
9.000% due 12/30/2013		1,877	1,921
Sprint Capital Corp.
8.750% due 03/15/2032		3,850	4,187
Telesat LLC
11.000% due 11/01/2015		2,800	3,076
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,833	1,925
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	321
Tokyo Electric Power Co., Inc.
2.750% due 02/14/2012	CHF	2,000	2,235
4.500% due 03/24/2014	EUR	600	733

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	$1,500	1,552
7.748% due 02/02/2021	1,500	1,552
Virgin Media Finance PLC
9.500% due 08/15/2016	2,875	3,263
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	1,094	1,112

		76,337

Total Corporate Bonds & Notes (Cost $1,051,042)		1,063,188

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	100	112
7.550% due 04/01/2039	100	114
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	415	479
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	952

		1,657

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	100	106
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	100	103

		209

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	362

PENNSYLVANIA 0.5%
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	4,000	4,197

TEXAS 0.2%
North Texas State Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	2,000	2,102

Total Municipal Bonds & Notes (Cost $8,068)		8,527

MORTGAGE-BACKED SECURITIES 2.3%
Adjustable Rate Mortgage Trust
2.834% due 10/25/2035	258	185
American Home Mortgage Assets
0.416% due 09/25/2046 (a)	680	89
1.198% due 11/25/2046	1,100	512
6.250% due 06/25/2037	628	330
Banc of America Alternative Loan Trust
0.586% due 05/25/2035	171	122
Banc of America Funding Corp.
2.881% due 03/20/2036	525	378
Bear Stearns Alt-A Trust
2.724% due 01/25/2035	13	10
Countrywide Alternative Loan Trust
0.366% due 05/25/2047	64	35
0.396% due 03/20/2046	96	55
0.446% due 07/25/2046	500	79
1.278% due 12/25/2035	193	120
5.473% due 10/25/2035	146	95
Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	486	324
6.000% due 05/25/2036	355	313
Credit Suisse Mortgage Capital Certificates
5.905% due 06/15/2039	1,805	1,843
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	824	497
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	343	349
Downey Savings & Loan Association Mortgage Loan Trust
0.436% due 03/19/2045	70	48
First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035	927	658
6.000% due 05/25/2036	251	189
GMAC Mortgage Corp. Loan Trust
2.993% due 04/19/2036	706	517
Granite Mortgages PLC
1.174% due 01/20/2044	6,966	6,069
GSR Mortgage Loan Trust
2.754% due 05/25/2035	2,016	1,377
2.867% due 04/25/2035	8	7
Harborview Mortgage Loan Trust
0.376% due 01/19/2038	58	37
0.426% due 03/19/2036	1,008	599
Indymac Index Mortgage Loan Trust
4.970% due 09/25/2035	194	158
JPMorgan Mortgage Trust
5.456% due 07/27/2037	967	813
6.000% due 08/25/2037	365	326
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.307% due 09/15/2021	571	562
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	436	358
RBSCF Trust
6.068% due 09/17/2039	1,100	1,202
Residential Accredit Loans, Inc.
0.346% due 01/25/2037	1,478	876
0.516% due 03/25/2037	742	262
5.500% due 02/25/2036 (a)	778	437
Residential Asset Securitization Trust
6.000% due 05/25/2037	269	209
Structured Adjustable Rate Mortgage Loan Trust
0.496% due 07/25/2035	31	19
Structured Asset Mortgage Investments, Inc.
0.406% due 05/25/2036	60	34
WaMu Mortgage Pass-Through Certificates
1.048% due 05/25/2047	741	498
5.613% due 07/25/2037	566	484
5.686% due 10/25/2036	501	412

Total Mortgage-Backed Securities (Cost $21,045)		21,487

ASSET-BACKED SECURITIES 2.4%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	3,412	3,412
7.001% due 09/20/2022	19,200	17,653
Argent Securities, Inc.
1.236% due 12/25/2033	358	287
Carrington Mortgage Loan Trust
0.336% due 08/25/2036	100	32
Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037	1,281	513
GSAMP Trust
0.336% due 08/25/2036	100	49
Mid-State Trust
7.791% due 03/15/2038	26	25
Morgan Stanley ABS Capital I
0.326% due 05/25/2037	200	71
Option One Mortgage Loan Trust
1.161% due 08/25/2033	153	92
Residential Asset Securities Corp.
0.336% due 08/25/2036	100	52

Total Asset-Backed Securities (Cost $22,459)		22,186

	SHARES
COMMON STOCKS 3.2%
CONSUMER DISCRETIONARY 0.1%
Dex One Corp. (c)	157,507	398

ENERGY 0.3%
Lone Pine Resources, Inc. (c)	164,062	1,743
OPTI Canada, Inc. (c)	11,048,028	1,229

		2,972

FINANCIALS 2.1%
Banco Santander Brasil S.A.	96,600	1,131
Bank of America Corp.	799,568	8,764
CIT Group, Inc. (c)	105,220	4,657
PMI Group, Inc. (c)	916,917	981
Radian Group, Inc.	639,238	2,704
Regions Financial Corp.	247,300	1,533

		19,770

INDUSTRIALS 0.0%
Capstone Turbine Corp. (c)	300,000	459

INFORMATION TECHNOLOGY 0.4%
Advanced Micro Devices, Inc. (c)	512,300	3,581

TELECOMMUNICATION SERVICES 0.3%
Level 3 Communications, Inc. (c)	947,350	2,312

Total Common Stocks (Cost $44,375)		29,492

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Health Care REIT, Inc.
6.500% due 12/31/2049	22,000	1,166

Total Convertible Preferred Securities (Cost $1,100)		1,166

PREFERRED SECURITIES 3.3%
BANKING & FINANCE 3.3%
Ally Financial, Inc.
7.000% due 12/31/2049	6,000	5,639

Developers Diversified Realty Corp.
7.500% due 12/31/2049	20,000	503
Farm Credit Bank
10.000% due 12/31/2049	12,000	13,718
FelCor Lodging Trust, Inc.
8.000% due 12/31/2049	20,000	530
First Industrial Realty Trust, Inc.
0.246% due 12/31/2049	5,000	3,797
GMAC Capital Trust I
8.125% due 02/15/2040	160,000	4,111
Kilroy Realty Corp.
7.500% due 12/31/2049	70,000	1,767

Total Preferred Securities (Cost $27,998)		30,065

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$715	715

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $730. Repurchase proceeds are $715.)
U.S. TREASURY BILLS 1.6%
0.058% due 07/07/2011 - 10/20/2011 (d)(f)(h)(h)	14,663	14,662

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.1%
	2,888,863	28,944

Total Short-Term Instruments (Cost $44,320)		44,321

PURCHASED OPTIONS (j) 0.0%
(Cost $3)		5

Total Investments 142.1% (Cost $1,308,851)		$1,309,266
Written Options (k) (0.0%) (Premiums $350)		(334)
Other Assets and Liabilities (Net) (42.1%)		(387,679)

Net Assets 100.0%		$921,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $12,533 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $259,413 at a weighted average interest rate of 0.389%. On June 30, 2011, securities valued at $396,249 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,329 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	410	$(6)
90-Day Euribor March Futures	Long	03/2012	100	1
90-Day Eurodollar March Futures	Long	03/2013	272	(116)
U.S. Treasury 10-Year Note September Futures	Long	09/2011	308	187

				$66

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	2.992%	$15,000	$(1,375)	$(1,288)	$(87)
Springleaf Finance Corp.	GSC	(5.000%	)	03/20/2018	5.995%	2,500	103	87	16
Springleaf Finance Corp.	JPM	(5.000%	)	03/20/2018	5.995%	5,000	207	200	7

							$(1,065)	$(1,001)	$(64)

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MSC	5.000%	03/20/2016	4.303%		$4,000	$123	$135	$(12)
Ally Financial, Inc.	BOA	5.000%	12/20/2011	1.449%		5,000	92	114	(22)
AMR Corp.	DUB	5.000%	12/20/2011	7.332%		7,000	(66)	(88)	22
AMR Corp.	RBS	5.000%	12/20/2011	7.332%		1,500	(14)	(19)	5
Assured Guaranty Corp.	GSC	5.000%	09/20/2012	3.250%		4,000	91	(60)	151
Assured Guaranty Corp.	GSC	5.000%	03/20/2013	3.861%		20,000	409	(500)	909
Assured Guaranty Corp.	JPM	5.000%	09/20/2012	3.250%		10,000	226	(175)	401
Assured Guaranty Corp.	MSC	5.000%	09/20/2012	3.250%		4,000	91	(30)	121
Assured Guaranty Ltd.	CITI	5.000%	03/20/2016	6.514%		5,000	(280)	(325)	45
Assured Guaranty Ltd.	CITI	5.000%	06/20/2016	5.031%		12,500	2	154	(152)
Assured Guaranty Ltd.	CITI	5.000%	06/20/2021	5.536%		22,500	(717)	(139)	(578)
Assured Guaranty Ltd.	GSC	5.000%	03/20/2016	6.514%		5,000	(280)	(388)	108
Berkshire Hathaway Finance Corp.	CITI	1.000%	06/20/2020	1.426%		1,000	(32)	(42)	10
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.444%		1,500	(53)	(60)	7
California State General Obligation Bonds, Series 2003	CITI	2.750%	03/20/2021	1.651%		5,000	399	0	399
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.651%		100	7	0	7
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	3.902%		4,050	120	(370)	490
Continental AG	CSFB	5.000%	12/20/2012	1.033%	EUR	5,000	432	254	178
El Paso Corp.	GSC	5.000%	09/20/2014	0.906%		$1,600	210	(152)	362
First Industrial LP	MSC	5.000%	03/20/2016	2.733%		1,500	148	51	97
First Industrial LP	UBS	5.000%	03/20/2016	2.733%		1,500	148	64	84
General Electric Capital Corp.	CITI	4.100%	12/20/2013	0.789%		1,350	112	0	112
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.167%		300	(1)	(30)	29
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.142%		5,000	246	0	246
Illinois State General Obligation Bonds, Series 2006	DUB	2.770%	03/20/2021	2.142%		200	8	0	8
Illinois State General Obligation Bonds, Series 2006	DUB	2.820%	03/20/2021	2.142%		100	4	0	4
Illinois State General Obligation Bonds, Series 2006	GSC	3.200%	03/20/2021	2.142%		5,000	342	0	342
Illinois State General Obligation Bonds, Series 2006	MSC	2.780%	03/20/2021	2.142%		100	4	0	4
Illinois State General Obligation Bonds, Series 2006	MSC	2.950%	03/20/2021	2.142%		7,000	367	0	367
ING Security Life	DUB	2.800%	01/15/2012	3.069%		13,165	2	0	2
MBIA, Inc.	CITI	5.000%	12/20/2011	9.812%		7,000	(145)	(1,012)	867
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		20,000	(636)	(950)	314
MBIA, Inc.	DUB	5.000%	09/20/2011	9.810%		5,000	(46)	(500)	454
MBIA, Inc.	DUB	5.000%	12/20/2011	9.812%		7,500	(156)	(1,425)	1,269
MBIA, Inc.	DUB	5.000%	03/20/2012	9.813%		7,000	(223)	(1,155)	932
MBIA, Inc.	GSC	5.000%	03/20/2012	9.813%		9,000	(286)	(1,140)	854
MBIA, Inc.	UBS	5.000%	03/20/2012	9.813%		20,000	(636)	(3,050)	2,414
PMI Group, Inc.	BOA	5.000%	03/20/2012	9.976%		5,000	(164)	(175)	11
PMI Group, Inc.	CITI	5.000%	12/20/2011	9.975%		6,000	(129)	(128)	(1)
PMI Group, Inc.	CITI	5.000%	03/20/2012	9.976%		5,000	(164)	(31)	(133)
PMI Group, Inc.	GSC	5.000%	03/20/2012	9.976%		9,000	(295)	(47)	(248)
Radian Group, Inc.	CITI	5.000%	06/20/2012	5.585%		5,000	(20)	(69)	49
Rallye S.A.	DUB	5.000%	12/20/2012	1.755%	EUR	3,000	212	236	(24)
Sprint Nextel Corp.	UBS	1.000%	06/20/2019	3.710%		$5,800	(971)	(1,049)	78
Texas Competitive Electric Holdings Co. LLC	GSC	5.000%	09/20/2011	8.274%		20,000	(116)	(1,657)	1,541
Tokyo Electric Power Co., Inc.	CITI	1.000%	03/20/2012	20.152%	JPY	235,000	(359)	(274)	(85)
Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2012	18.803%		1,650,000	(3,042)	(2,168)	(874)
Tokyo Electric Power Co., Inc.	CITI	1.000%	12/20/2012	16.562%		102,000	(233)	(209)	(24)

Tokyo Electric Power Co., Inc.	CITI	1.000%	06/20/2013	14.724%	48,000	(123)	(70)	(53)
Tokyo Electric Power Co., Inc.	GSC	1.000%	06/20/2012	18.803%	100,000	(184)	(123)	(61)
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%	138,000	(255)	(154)	(101)
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%	$8,500	(314)	(344)	30

						$(6,145)	$(17,100)	$10,955

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	BCLY	(5.000%	)	06/20/2016		$132,000	$(2,340)	$(4,222)	$1,882
CDX.HY-16 5-Year Index	BNP	(5.000%	)	06/20/2016		18,000	(319)	(371)	52
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		120,000	(2,127)	(2,359)	232
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		10,000	(119)	(43)	(76)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		5,000	(59)	(22)	(37)
CDX.IG-14 5-Year Index	UBS	(1.000%	)	06/20/2015		6,000	(72)	(26)	(46)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015		30,000	(280)	(242)	(38)
iTraxx Europe Senior Financials 15 Index	DUB	(1.000%	)	06/20/2016	EUR	24,500	807	1,087	(280)

							$(4,509)	$(6,198)	$1,689

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$10,800	$(236)	$95	$(331)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC	5,800	(127)	220	(347)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS	21,600	(472)	956	(1,428)

						$(835)	$1,271	$(2,106)

(j)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$90.000	08/26/2011	308	$3	$5

(k)	Written options outstanding on June 30, 2011:

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	$10,000	$39	$(22)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	10,000	46	(5)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	10,000	54	(5)

						$139	$(32)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$6,600	$35	$(43)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	6,600	34	(43)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	13,200	143	(216)

					$212	$(302)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(l)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,111	$1,112	0.12%

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	2,655	09/2011	DUB	$0	$(53)	$(53)
Sell		1,084	09/2011	RBC	0	(23)	(23)
Sell	CHF	1,929	08/2011	CITI	0	(54)	(54)
Buy	EUR	2,459	07/2011	BNP	56	0	56
Buy		454	07/2011	BOA	19	0	19
Buy		4,326	07/2011	CITI	32	0	32
Sell		633	07/2011	CITI	0	(20)	(20)
Buy		130	07/2011	CSFB	3	0	3
Sell		22,261	07/2011	CSFB	0	(180)	(180)
Sell		151	07/2011	HSBC	0	(2)	(2)
Sell		15,831	07/2011	JPM	0	(106)	(106)
Sell		9,922	07/2011	RBC	159	(11)	148
Buy		1,132	07/2011	RBS	21	0	21
Sell		30,502	07/2011	RBS	54	(745)	(691)
Sell		213	07/2011	UBS	2	0	2
Sell	GBP	2,634	09/2011	UBS	101	0	101
Buy	JPY	57,598	07/2011	BCLY	2	0	2
Buy		88,244	07/2011	BNP	12	(2)	10
Buy		18,074	07/2011	CSFB	3	0	3
Sell		425	07/2011	JPM	0	0	0
Buy		79,733	07/2011	RBC	15	0	15

					$479	$(1,196)	$(717)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$86,896	$1,933	$88,829
Corporate Bonds & Notes
Banking & Finance	0	304,815	0	304,815
Industrials	0	680,506	1,530	682,036
Utilities	0	71,345	4,992	76,337
Municipal Bonds & Notes
California	0	1,657	0	1,657
Illinois	0	209	0	209
New Jersey	0	362	0	362
Pennsylvania	0	4,197	0	4,197
Texas	0	2,102	0	2,102
Mortgage-Backed Securities	0	21,487	0	21,487
Asset-Backed Securities	0	1,121	21,065	22,186
Common Stocks
Consumer Discretionary	398	0	0	398
Energy	2,972	0	0	2,972
Financials	19,770	0	0	19,770
Industrials	459	0	0	459
Information Technology	3,581	0	0	3,581
Telecommunication Services	2,312	0	0	2,312

Convertible Preferred Securities
Banking & Finance	1,166	0	0	1,166
Preferred Securities
Banking & Finance	6,598	23,467	0	30,065
Short-Term Instruments
Repurchase Agreements	0	715	0	715
U.S. Treasury Bills	0	14,662	0	14,662
PIMCO Short-Term Floating NAV Portfolio	28,944	0	0	28,944
Purchased Options
Interest Rate Contracts	0	5	0	5
	$66,200	$1,213,546	$29,520	$1,309,266

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	15,480	32	15,512
Foreign Exchange Contracts	0	479	0	479
Interest Rate Contracts	188	0	0	188
	$188	$15,959	$32	$16,179

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,964)	0	(2,964)
Foreign Exchange Contracts	0	(1,196)	0	(1,196)
Interest Rate Contracts	(122)	(2,106)	(302)	(2,530)

	$(122)	$(6,266)	$(302)	$(6,690)

Totals	$66,266	$1,223,239	$29,250	$1,318,755

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Bank Loan Obligations	$0	$1,937	$0	$0	$0	$(4)	$0	$0	$1,933	$(4)
Corporate Bonds & Notes
Industrials	1,570	0	0	0	(47)	7	0	0	1,530	(39)
Utilities	5,611	0	(647)	(8)	(1)	37	0	0	4,992	32
Asset-Backed Securities	21,131	0	0	15	0	(81)	0	0	21,065	(81)
Warrants
Energy	172	0	(123)	0	40	(89)	0	0	0	0

	$28,484	$1,937	$(770)	$7	$(8)	$(130)	$0	$0	$29,520	$(92)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$56	$0	$0	$0	$0	$(24)	$0	$0	$32	$(24)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(343)	$0	$0	$0	$0	$41	$0	$0	$(302)	$41

Totals	$28,197	$1,937	$(770)	$7	$(8)	$(113)	$0	$0	$29,250	$(75)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.1%
CORPORATE BONDS & NOTES 2.8%
Commonwealth Bank of Australia
0.746% due 06/25/2014		$3,700	$3,730
4.500% due 02/20/2014	AUD	40,000	42,128
ING Bank Australia Ltd.
5.338% due 03/03/2015		1,000	1,072
National Australia Bank Ltd.
4.750% due 02/12/2014		15,000	15,895

			62,825

SOVEREIGN ISSUES 0.3%
Australia Government Bond
6.250% due 06/15/2014		4,850	5,413

Total Australia (Cost $44,185)			68,238

CANADA 30.8%
SOVEREIGN ISSUES 30.8%
Canada Government Bond
1.500% due 06/01/2012	CAD	53,000	55,081
2.000% due 12/01/2014		10,000	10,379
3.500% due 06/01/2020		87,900	94,547
3.750% due 06/01/2012		2,500	2,651
3.750% due 06/01/2019		27,000	29,717
4.250% due 06/01/2018 (e)		200,000	227,587
4.500% due 06/01/2015		10,000	11,303
Canada Housing Trust No. 1
1.662% due 09/15/2014		29,600	31,084
2.450% due 12/15/2015		38,000	39,434
4.600% due 09/15/2011		29,500	30,797
Hydro Quebec
2.000% due 06/30/2016		$4,500	4,436
Province of Ontario Canada
4.200% due 06/02/2020	CAD	15,000	16,131
4.650% due 06/02/2041		42,900	46,737
Province of Quebec Canada
4.250% due 12/01/2021		40,000	42,600
4.500% due 12/01/2020		25,000	27,307
6.250% due 06/01/2032		10,000	13,014

Total Canada (Cost $646,271)			682,805

FRANCE 4.9%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,900	4,387
Cie de Financement Foncier
4.000% due 07/21/2011		13,000	18,873
4.500% due 01/09/2013		900	1,347

			24,607

SOVEREIGN ISSUES 3.8%
France Treasury Notes
3.500% due 07/12/2011		32,300	46,864
3.750% due 01/12/2013		5,000	7,482
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,852
3.500% due 11/24/2011	EUR	15,000	21,918

			84,116

Total France (Cost $103,572)			108,723

GERMANY 3.3%
CORPORATE BONDS & NOTES 3.3%
Kreditanstalt fuer Wiederaufbau
3.750% due 10/14/2011	EUR	50,000	72,980

Total Germany (Cost $61,317)			72,980

NETHERLANDS 3.0%
SOVEREIGN ISSUES 3.0%
Netherlands Government Bond
5.000% due 07/15/2011	EUR	46,200	67,064

Total Netherlands (Cost $61,352)			67,064

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DnB NOR Boligkreditt
4.625% due 07/03/2013	EUR	3,100	4,608

Total Norway (Cost $4,620)			4,608

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,348

Total United Kingdom (Cost $3,708)			4,348

UNITED STATES 11.9%
ASSET-BACKED SECURITIES 3.8%
ACE Securities Corp.
0.276% due 06/25/2037		$337	333
AFC Home Equity Loan Trust
0.896% due 12/22/2027		13	10
Ameriquest Mortgage Securities, Inc.
0.416% due 11/25/2035		258	247
Amortizing Residential Collateral Trust
0.766% due 07/25/2032		58	52
0.886% due 10/25/2031		435	352
Argent Securities, Inc.
0.276% due 07/25/2036		1,950	619
Asset-Backed Funding Certificates
0.246% due 01/25/2037		13	13
0.536% due 06/25/2034		969	772
Asset-Backed Securities Corp. Home Equity
0.266% due 05/25/2037		723	612
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		13	13
0.266% due 10/25/2036		204	197
0.276% due 06/25/2047		1,534	1,481
0.386% due 06/25/2036		2,778	2,738
0.516% due 01/25/2036		23	23
0.676% due 06/25/2036		1,900	1,124
0.846% due 10/25/2032		300	266
BNC Mortgage Loan Trust
0.286% due 05/25/2037		717	621
Carrington Mortgage Loan Trust
0.236% due 01/25/2037		325	321
0.506% due 10/25/2035		707	662
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033		30	26
Citigroup Mortgage Loan Trust, Inc.
0.227% due 05/15/2036		73	72
Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		128	127
0.256% due 06/25/2047		26	25
0.266% due 10/25/2047		224	221
0.286% due 07/25/2037		20,000	15,848
0.286% due 08/25/2037		1,600	1,373
0.286% due 09/25/2037		599	589
0.286% due 05/25/2047		68	66
0.286% due 09/25/2047		1,536	1,513
0.376% due 06/25/2036		5,001	4,215
0.926% due 05/25/2032		153	138
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		192	155
Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		118	94
0.256% due 01/25/2037		435	125
Equity One ABS, Inc.
0.486% due 04/25/2034		539	408
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		33	33
0.256% due 12/25/2036		52	51
0.556% due 12/25/2034		10	10
Home Equity Asset Trust
0.786% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		102	77
JPMorgan Mortgage Acquisition Corp.
0.336% due 03/25/2037		10,000	7,212
Lehman XS Trust
0.336% due 04/25/2037		252	154
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		28	23
MASTR Asset-Backed Securities Trust
0.316% due 10/25/2036		1,116	1,082
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		9	8
0.266% due 09/25/2037		52	14
Morgan Stanley ABS Capital I
0.246% due 05/25/2037		285	246
0.276% due 01/25/2037		20,000	10,642
0.286% due 11/25/2036		17,398	12,969
Nationstar Home Equity Loan Trust
0.246% due 06/25/2037		305	301
Park Place Securities, Inc.
0.446% due 09/25/2035		185	166
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037		134	129
SLM Student Loan Trust
1.774% due 04/25/2023		15,901	16,432
Soundview Home Equity Loan Trust
0.246% due 11/25/2036		392	123
Structured Asset Securities Corp.
0.236% due 10/25/2036		8	8
0.586% due 05/25/2034		17	15
1.694% due 04/25/2035		31	25
Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		97	69

			85,241

CORPORATE BONDS & NOTES 3.3%
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,880
Bank of America Corp.
0.541% due 10/14/2016		$10,000	9,252
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,740
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,585
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	2,938
Citigroup, Inc.
6.500% due 08/19/2013		300	326

Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,931
Maytag Corp.
5.000% due 05/15/2015		5,700	6,048
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	106
Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,555
Morgan Stanley
1.785% due 05/02/2014	EUR	100	142
RR Donnelley & Sons Co.
4.950% due 04/01/2014		$5,800	5,900
SSIF Nevada LP
0.981% due 04/14/2014		10,900	10,909
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,562

			71,874

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.262% due 10/25/2034		36	33
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 10/25/2035		234	205
Bear Stearns Alt-A Trust
2.649% due 01/25/2036		2,913	1,557
2.787% due 08/25/2036 (a)		80	39
2.790% due 02/25/2036 (a)		253	107
Citigroup Mortgage Loan Trust, Inc.
2.869% due 08/25/2035		208	195
Countrywide Alternative Loan Trust
0.346% due 02/25/2047		334	207
0.366% due 02/20/2047		12,968	6,803
0.366% due 05/25/2047		2,118	1,160
0.376% due 08/25/2046		516	290
0.376% due 11/25/2046		920	542
0.396% due 03/20/2046		1,092	624
0.446% due 12/25/2035		155	112
0.466% due 12/25/2035		594	397
0.466% due 02/25/2037		363	208
0.486% due 08/25/2035		1,235	770
0.486% due 12/25/2035		2,213	1,306
0.506% due 11/25/2035		15,410	8,417
0.536% due 09/25/2035		4,324	2,775
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035		440	301
0.476% due 03/25/2035		1,941	1,132
0.476% due 04/25/2035		23	15
0.486% due 03/25/2035		130	84
0.506% due 03/25/2035		10,579	6,417
0.516% due 02/25/2035		33	24
0.566% due 09/25/2034		37	21
2.933% due 08/25/2034		139	112
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		49	51
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	536
Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036		12	5
Downey Savings & Loan Association Mortgage Loan Trust
0.396% due 03/19/2045		1,734	1,189
0.446% due 08/19/2045		631	411
0.516% due 09/19/2045		3,566	2,238
Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		421	390
0.266% due 01/25/2047 (a)		219	206
0.416% due 06/25/2045		3,896	2,393
GSR Mortgage Loan Trust
6.000% due 03/25/2032		1	1
Harborview Mortgage Loan Trust
0.376% due 01/19/2038		991	627
0.406% due 05/19/2035		2,151	1,434
0.426% due 06/19/2035		1,063	702
0.426% due 01/19/2036		298	175
0.426% due 03/19/2036		3,981	2,367
0.436% due 01/19/2036		5,010	3,126
0.496% due 11/19/2035		684	448
0.516% due 09/19/2035		56	37
0.526% due 06/20/2035		167	134
Nomura Asset Acceptance Corp.
2.583% due 10/25/2035		75	51
Residential Accredit Loans, Inc.
0.396% due 04/25/2046		279	117
Sequoia Mortgage Trust
0.536% due 10/19/2026		41	37
0.536% due 07/20/2033		2,703	2,530
0.755% due 10/20/2034		1,029	820
Structured Asset Mortgage Investments, Inc.
0.766% due 07/19/2034		15	14
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		204	201
0.306% due 10/25/2046		178	177
0.726% due 03/25/2044		254	197
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021		408	393
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045		194	162
0.476% due 10/25/2045		79	65
0.496% due 01/25/2045		46	38
0.506% due 01/25/2045		48	39
0.506% due 07/25/2045		51	42
1.088% due 12/25/2046		349	243
1.278% due 08/25/2046		45,209	29,798
1.478% due 11/25/2042		7	6
1.678% due 08/25/2042		32	28
1.778% due 11/25/2046		1,008	749
2.609% due 02/27/2034		31	31
2.859% due 10/25/2046		115	84
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036		287	257
2.802% due 04/25/2036		51	46
2.832% due 09/25/2034		575	574

			87,022

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
0.306% due 03/25/2034		34	34
0.336% due 08/25/2034		21	21
0.536% due 09/25/2042		109	109
0.586% due 06/25/2029		14	14
2.140% due 12/01/2034		33	35
2.680% due 11/01/2034		117	123
2.758% due 12/01/2030		4	5
6.000% due 07/25/2044		61	69
6.060% due 03/01/2023		430	484
7.000% due 09/25/2023		63	71
8.800% due 01/25/2019		102	124
Freddie Mac
0.336% due 09/25/2035		4,139	4,098
0.417% due 02/15/2019		6,661	6,665
0.466% due 09/25/2031		63	59
0.637% due 12/15/2031		5	5
1.484% due 10/25/2044		208	209
1.495% due 02/25/2045		97	96
1.695% due 07/25/2044		64	62
2.578% due 10/01/2036		178	188
4.500% due 02/15/2017 - 02/15/2020		162	170
5.000% due 03/15/2017 - 12/15/2031		1,608	1,669
6.500% due 07/15/2028		1,229	1,396
Ginnie Mae
2.125% due 11/20/2022 - 11/20/2024		443	456
2.375% due 03/20/2022 - 02/20/2025		149	154
2.625% due 08/20/2022 - 09/20/2026		376	390
3.375% due 04/20/2022 - 06/20/2030		1,226	1,279
6.000% due 08/20/2034		753	852
7.500% due 02/16/2030		1,540	1,666
Small Business Administration
4.625% due 02/01/2025		110	117
5.090% due 10/01/2025		55	59

			20,679

Total United States (Cost $332,252)			264,816

SHORT-TERM INSTRUMENTS 51.7%
REPURCHASE AGREEMENTS 10.2%
Banc of America Securities LLC
1.000% due 07/05/2011	CAD	102,000	105,760
(Dated 06/24/2011. Collateralized by Canada Government Bond 2.250% due 08/01/2014 valued at $105,276. Repurchase proceeds are CAD 102,003.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		$5,094	5,094
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $5,200. Repurchase proceeds are $5,094.)
TD Securities (USA) LLC
1.000% due 07/05/2011	CAD	111,715	115,832
(Dated 06/24/2011. Collateralized by Canada Government Bond 5.000% due 06/01/2037 valued at $112,715. Repurchase proceeds are CAD 111,718.)

			226,686

JAPAN TREASURY BILLS 24.2%
0.103% due 07/11/2011 - 09/26/2011 (b)	JPY	43,350,000	538,433

U.S. TREASURY BILLS 1.5%
0.042% due 08/11/2011 - 10/20/2011 (b)(d)(f)		$32,536	32,535

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 15.8%
		34,917,447	349,838

Total Short-Term Instruments (Cost $1,130,115)			1,147,492

Total Investments 109.1% (Cost $2,387,392)			$2,421,074
Other Assets and Liabilities (Net) (9.1%)			(202,911)

Net Assets 100.0%			$2,218,163

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $14,301 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $226,840 at a weighted average interest rate of 0.690%. On June 30, 2011, securities valued at $227,587 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $17,055 and cash of $2 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	33	$(16)
90-Day Euribor December Futures	Long	12/2012	900	1,112
90-Day Euribor June Futures	Long	06/2012	907	869
90-Day Euribor March Futures	Long	03/2013	900	1,128
90-Day Euribor September Futures	Long	09/2012	900	1,035
Euro-Bobl September Futures	Long	09/2011	2,289	(1,170)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	2,132	(1,117)

				$1,841

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.483%	$5,000	$(123)	$148	$(271)
Cadbury Holdings Ltd.	BOA	(0.460%	)	12/20/2013	0.243%	7,000	(39)	0	(39)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.813%	2,600	29	11	18
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	2.264%	4,600	298	(70)	368
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.779%	6,000	58	326	(268)
Rexam PLC	CITI	(4.000%	)	06/20/2013	0.456%	4,000	(286)	0	(286)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	2.101%	5,800	177	242	(65)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.790%	5,000	90	566	(476)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	1.198%	5,700	118	3	115

							$322	$1,226	$(904)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	CSFB	EUR	115,000	$686	$25	$661
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BCLY		650,000	(203)	5,957	(6,160)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		113,000	(35)	281	(316)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC		400,000	(125)	(628)	503
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	CSFB	JPY	5,500,000	21	2,760	(2,739)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UBS		5,500,000	20	1,910	(1,890)

							$364	$10,305	$(9,941)

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,000	07/2011	DUB	$38	$0	$38
Sell		62,392	07/2011	DUB	0	(1,697)	(1,697)
Sell	BRL	248,740	08/2011	BCLY	0	(2,773)	(2,773)
Buy		745,842	08/2011	HSBC	15,378	0	15,378
Sell		497,102	08/2011	HSBC	0	(14,309)	(14,309)
Buy		248,740	09/2011	BCLY	2,720	0	2,720
Sell	CAD	34,016	09/2011	BNP	0	(634)	(634)
Sell		130,344	09/2011	DUB	0	(2,581)	(2,581)
Sell		53,239	09/2011	RBC	0	(1,110)	(1,110)
Sell		8,139	09/2011	RBS	0	(71)	(71)
Buy	EUR	371	07/2011	BCLY	0	(11)	(11)
Buy		965	07/2011	BNP	40	0	40
Sell		71,841	07/2011	BNP	14	0	14
Buy		11,428	07/2011	BOA	465	0	465
Sell		2,631	07/2011	RBS	46	0	46
Buy		11,183	08/2011	BNP	0	(22)	(22)
Sell		207,763	08/2011	MSC	0	(2,198)	(2,198)
Buy		538	08/2011	RBS	6	0	6
Sell	GBP	5,774	09/2011	UBS	222	0	222
Buy	JPY	2,999,949	07/2011	BNP	0	(7)	(7)
Sell		17,389,265	07/2011	BOA	0	(6,880)	(6,880)
Buy		2,549,637	07/2011	CITI	716	0	716
Sell		2,864,000	07/2011	CITI	0	(972)	(972)
Sell		13,568,000	07/2011	CSFB	0	(4,604)	(4,604)
Sell		5,507,101	07/2011	JPM	0	(2,746)	(2,746)
Sell		3,184,253	07/2011	RBS	0	(1,670)	(1,670)
Sell		2,000,000	08/2011	JPM	0	(354)	(354)
Sell		1,000,000	08/2011	RBS	0	(140)	(140)
Sell		1,350,000	09/2011	CITI	18	0	18
Sell		3,000,000	09/2011	RBS	124	0	124
Buy	KRW	2,217,764	08/2011	JPM	53	0	53
Buy	SEK	11,492	08/2011	CITI	0	(77)	(77)

					$19,840	$(42,856)	$(23,016)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$62,825	$0	$62,825
Sovereign Issues	0	5,413	0	5,413
Canada
Sovereign Issues	0	682,805	0	682,805
France
Corporate Bonds & Notes	0	24,607	0	24,607
Sovereign Issues	0	84,116	0	84,116
Germany
Corporate Bonds & Notes	0	72,980	0	72,980
Netherlands
Sovereign Issues	0	67,064	0	67,064
Norway
Corporate Bonds & Notes	0	4,608	0	4,608
United Kingdom
Corporate Bonds & Notes	0	4,348	0	4,348
United States
Asset-Backed Securities	0	85,241	0	85,241
Corporate Bonds & Notes	0	71,874	0	71,874
Mortgage-Backed Securities	0	87,022	0	87,022
U.S. Government Agencies	0	20,679	0	20,679
Short-Term Instruments
Repurchase Agreements	0	226,686	0	226,686
Japan Treasury Bills	0	538,433	0	538,433
U.S. Treasury Bills	0	32,535	0	32,535
PIMCO Short-Term Floating NAV Portfolio	349,838	0	0	349,838
	$349,838	$2,071,236	$0	$2,421,074
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	501	0	501
Foreign Exchange Contracts	0	19,840	0	19,840
Interest Rate Contracts	4,144	1,164	0	5,308
	$4,144	$21,505	$0	$25,649

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,405)	0	(1,405)
Foreign Exchange Contracts	0	(42,856)	0	(42,856)
Interest Rate Contracts	(2,303)	(11,105)	0	(13,408)

	$(2,303)	$(55,366)	$0	$(57,669)

Totals	$351,679	$2,037,375	$0	$2,389,054
(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.0%
Cablevision Systems Corp.
1.750% due 03/29/2016	$3	$3
1.936% due 03/29/2013	995	994
3.000% due 03/29/2016	26	26
3.250% due 03/29/2016	35	35
CSC Holdings LLC
1.936% due 03/29/2016	23,589	23,552
Delphi Automotive LLP
2.500% due 05/17/2017	296	297
3.500% due 05/17/2017	4,105	4,127
Dollar General Corp.
2.936% due 07/06/2014	614	615
3.023% due 07/06/2014	386	386
Ford Motor Co.
2.940% due 12/15/2013	3,519	3,522
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013	6,969	6,951
3.500% due 09/10/2014	1,998	2,002
Georgia-Pacific Corp.
2.246% due 12/21/2012	307	307
2.246% due 12/31/2012	5,969	5,972
2.250% due 12/21/2012	14,635	14,643
3.496% due 12/23/2014	2,827	2,833
3.500% due 12/23/2014	4,449	4,458
NRG Energy, Inc.
2.057% due 02/01/2013	8,434	8,431
3.500% due 07/01/2018	8,000	8,011
4.000% due 02/01/2013	6,144	6,143
Rockwood Holdings, Inc.
3.750% due 02/10/2018	1,192	1,200
Warner Chilcott, Inc.
4.250% due 10/31/2014	628	630
4.250% due 03/15/2018	1,371	1,374

Total Bank Loan Obligations (Cost $96,615)		96,512

CORPORATE BONDS & NOTES 93.4%
BANKING & FINANCE 61.3%
Abbey National Treasury Services PLC
1.854% due 04/25/2014	3,100	3,084
AGFC Capital Trust I
6.000% due 01/15/2067	3,080	2,094
AgriBank FCB
9.125% due 07/15/2019	500	622
Ally Financial, Inc.
6.750% due 12/01/2014	100	105
American Express Bank FSB
5.550% due 10/17/2012	2,150	2,269
6.000% due 09/13/2017	7,200	8,128
American Express Co.
6.150% due 08/28/2017	4,680	5,337
6.800% due 09/01/2066	3,405	3,511
7.000% due 03/19/2018	40,500	47,704
7.250% due 05/20/2014	1,000	1,144
American Express Credit Corp.
5.125% due 08/25/2014	4,800	5,240
5.875% due 05/02/2013	26,505	28,541
7.300% due 08/20/2013	4,600	5,121
American International Group, Inc.
0.346% due 03/20/2012	3,000	2,982
0.386% due 10/18/2011	3,500	3,483
4.250% due 05/15/2013	1,000	1,029
4.950% due 03/20/2012	23,900	24,360
5.050% due 10/01/2015	1,000	1,044
5.450% due 05/18/2017	9,390	9,826
5.850% due 01/16/2018	40,785	42,771
6.250% due 03/15/2037	15,530	14,210
8.175% due 05/15/2068	117,100	128,383
8.250% due 08/15/2018	14,700	16,884
ANZ National International Ltd.
3.125% due 08/10/2015	15,100	15,218
6.200% due 07/19/2013	23,000	25,072
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015	400	416
AvalonBay Communities, Inc.
6.100% due 03/15/2020	4,400	4,921
AXA S.A.
6.463% due 12/29/2049	10,000	8,750
BAC Capital Trust XIV
5.630% due 09/29/2049	20	15
Banco Bradesco S.A.
2.361% due 05/16/2014	2,500	2,533
Banco do Brasil S.A.
4.500% due 01/22/2015	5,500	5,761
Banco Santander Chile
1.524% due 04/20/2012	11,400	11,412
Bank of America Capital III
0.848% due 01/15/2027	290	235
Bank of America Corp.
0.541% due 10/14/2016	4,700	4,349
0.750% due 09/11/2012	700	699
4.750% due 08/01/2015	2,400	2,519
5.375% due 06/15/2014	1,100	1,177
5.625% due 10/14/2016	450	482
5.625% due 07/01/2020	19,100	19,743
5.650% due 05/01/2018	17,215	18,167
5.750% due 12/01/2017	13,105	13,945
6.000% due 09/01/2017	23,800	25,628
6.500% due 08/01/2016	3,440	3,839
7.375% due 05/15/2014	3,475	3,908
Bank of America N.A.
0.527% due 06/15/2016	3,600	3,273
6.000% due 06/15/2016	100	106
6.000% due 10/15/2036	300	290
Bank of New York Mellon Corp.
4.950% due 11/01/2012	425	449
Bank of Nova Scotia
3.400% due 01/22/2015	300	315
Bank One Capital III
8.750% due 09/01/2030	75	95
Barclays Bank PLC
0.420% due 03/23/2017	20,300	19,800
2.375% due 01/13/2014	500	506
2.500% due 01/23/2013	200	204
5.000% due 09/22/2016	22,155	23,848
5.125% due 01/08/2020	1,000	1,016
5.200% due 07/10/2014	5,200	5,627
6.050% due 12/04/2017	26,600	28,185
6.750% due 05/22/2019	900	1,011
6.860% due 09/29/2049	360	334
7.434% due 09/29/2049	25,390	26,088
10.179% due 06/12/2021	45,800	57,693
Bear Stearns Cos. LLC
0.471% due 08/15/2011	100	100
4.650% due 07/02/2018	18,837	19,528
5.500% due 08/15/2011	100	101
5.550% due 01/22/2017	7,630	8,350
6.400% due 10/02/2017	39,795	45,437
6.950% due 08/10/2012	2,921	3,119
7.250% due 02/01/2018	28,800	34,229
BM&FBovespa S.A.
5.500% due 07/16/2020	1,000	1,040
BNP Paribas
6.950% due 07/22/2013	3,850	4,159
BNP Paribas S.A.
0.452% due 12/09/2016	1,000	983
1.190% due 01/10/2014	5,000	4,967
5.000% due 01/15/2021	6,700	6,744
5.186% due 06/29/2049	15,700	14,547
7.195% due 06/29/2049	5,600	5,460
BPCE S.A.
2.018% due 02/07/2014	6,300	6,348
2.375% due 10/04/2013	1,700	1,729
Branch Banking & Trust Co.
0.570% due 09/13/2016	16,100	15,565
Cantor Fitzgerald LP
7.875% due 10/15/2019	7,340	8,025
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	13,390
Capital One Capital VI
8.875% due 05/15/2040	4,000	4,146
Capital One Financial Corp.
5.500% due 06/01/2015	15,000	16,416
6.750% due 09/15/2017	600	694
CBA Capital Trust II
6.024% due 03/29/2049	8,665	8,543
CIT Group, Inc.
7.000% due 05/01/2014	671	681
7.000% due 05/01/2015	1,204	1,209
7.000% due 05/01/2016	2,007	2,002
7.000% due 05/01/2017	2,810	2,806
Citigroup Capital XXI
8.300% due 12/21/2077	66,700	68,368
Citigroup, Inc.
0.552% due 11/05/2014	5,000	4,776
1.961% due 05/15/2018	4,080	4,094
4.750% due 05/19/2015	3,800	4,021
5.000% due 09/15/2014	18,140	19,018
5.300% due 10/17/2012	1,110	1,165
5.500% due 04/11/2013	7,510	7,975
5.500% due 02/15/2017	250	263
5.850% due 07/02/2013	900	965
5.850% due 12/11/2034	3,000	2,976
5.875% due 05/29/2037	100	99
6.000% due 12/13/2013	5,330	5,797
6.000% due 08/15/2017	17,150	18,794
6.010% due 01/15/2015	179	197
6.125% due 11/21/2017	15,860	17,530
6.125% due 05/15/2018	790	871
6.375% due 08/12/2014	2,300	2,544
6.500% due 08/19/2013	585	636
8.125% due 07/15/2039	13,883	17,427
8.500% due 05/22/2019	624	774
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,168
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049	26,208	33,539
Countrywide Financial Corp.
0.708% due 05/07/2012	1,900	1,901
5.800% due 06/07/2012	5,375	5,608
6.250% due 05/15/2016	4,140	4,365
Credit Agricole S.A.
1.724% due 01/21/2014	7,000	7,102
6.637% due 05/29/2049	11,235	9,634
Credit Suisse
5.000% due 05/15/2013	7,000	7,474
Credit Suisse USA, Inc.
6.125% due 11/15/2011	170	173

Danske Bank A/S
5.914% due 12/29/2049		10,100	9,191
Duke Realty LP
8.250% due 08/15/2019		4,100	4,975
FIA Card Services N.A.
6.625% due 06/15/2012		4,837	5,054
7.125% due 11/15/2012		1,300	1,388
Fleet Capital Trust V
1.246% due 12/18/2028		3,000	2,473
FUEL Trust
3.984% due 12/15/2022		2,000	1,985
General Electric Capital Corp.
0.316% due 03/15/2012		900	897
0.366% due 06/20/2013		12,400	12,248
0.493% due 01/08/2016		200	192
5.250% due 10/19/2012		75	79
6.000% due 08/07/2019		5,060	5,609
6.375% due 11/15/2067		2,875	2,958
6.750% due 03/15/2032		9,900	11,031
6.875% due 01/10/2039		9,095	10,330
Genworth Global Funding Trusts
0.468% due 04/15/2014		100	93
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		6,700	6,326
0.785% due 01/12/2015		500	483
1.268% due 02/07/2014		6,600	6,550
5.125% due 01/15/2015		7,000	7,515
5.350% due 01/15/2016		300	324
5.375% due 03/15/2020		7,700	7,960
5.500% due 11/15/2014		281	304
5.700% due 09/01/2012		800	841
5.750% due 10/01/2016		21,497	23,413
5.950% due 01/18/2018		20,075	21,657
6.000% due 06/15/2020		4,100	4,416
6.150% due 04/01/2018		44,355	48,316
6.250% due 09/01/2017		24,245	26,771
6.450% due 05/01/2036		4,700	4,550
6.750% due 10/01/2037		13,000	13,040
7.500% due 02/15/2019		39,786	46,337
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		7,200	7,420
6.375% due 04/15/2021		2,000	2,056
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		2,000	1,990
HBOS Capital Funding LP
6.071% due 06/29/2049		14,500	12,615
HBOS PLC
6.000% due 11/01/2033		1,265	967
6.750% due 05/21/2018		32,280	31,091
HCP, Inc.
5.650% due 12/15/2013		400	438
6.300% due 09/15/2016		250	280
Hospitality Properties Trust
5.125% due 02/15/2015		1,000	1,053
HSBC Bank USA N.A.
7.000% due 01/15/2039		5,600	6,388
HSBC Capital Funding LP
4.610% due 12/29/2049		17,790	17,239
HSBC Finance Corp.
0.597% due 09/14/2012		1,500	1,496
0.684% due 06/01/2016		800	759
6.676% due 01/15/2021		6,100	6,266
HSBC Holdings PLC
5.100% due 04/05/2021		41,000	42,068
6.500% due 05/02/2036		5,000	5,160
7.625% due 05/17/2032		1,230	1,358
ING Bank NV
0.913% due 01/13/2012		200	200
International Lease Finance Corp.
5.250% due 01/10/2013		5,000	5,106
5.350% due 03/01/2012		655	666
6.500% due 09/01/2014		14,390	15,325
6.750% due 09/01/2016		13,030	13,942
7.125% due 09/01/2018		7,500	8,062
Intesa Sanpaolo SpA
2.658% due 02/24/2014		22,000	21,963
6.500% due 02/24/2021		22,200	23,179
JPMorgan Chase & Co.
0.997% due 05/02/2014		5,000	5,006
4.250% due 10/15/2020		3,000	2,939
4.400% due 07/22/2020		2,200	2,158
4.625% due 05/10/2021		15,000	14,897
4.750% due 05/01/2013		135	144
5.125% due 09/15/2014		135	146
5.150% due 10/01/2015		200	216
5.750% due 01/02/2013		4,125	4,398
6.000% due 01/15/2018		7,245	8,065
6.300% due 04/23/2019		3,550	4,005
7.900% due 04/29/2049		23,800	25,650
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		10,350	9,701
5.875% due 06/13/2016		2,150	2,381
6.000% due 10/01/2017		20,000	22,242
JPMorgan Chase Capital XIII
1.196% due 09/30/2034		3,000	2,573
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		200	199
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,207
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		375	376
LBG Capital No.1 PLC
7.875% due 11/01/2020		8,800	8,316
8.500% due 12/29/2049		23,000	21,699
Lehman Brothers Holdings, Inc.
5.250% due 02/06/2012 (a)		75	20
5.875% due 11/15/2017 (a)		8,150	2,170
6.875% due 05/02/2018 (a)		16,693	4,570
6.875% due 07/17/2037 (a)		2,100	3
7.020% due 05/12/2014 (a)		5,190	1,323
7.500% due 05/11/2038 (a)		10,000	15
7.875% due 05/08/2018 (a)	GBP	16,500	6,819
Lloyds TSB Bank PLC
2.624% due 01/24/2014		$4,000	4,059
5.800% due 01/13/2020		10,200	10,226
6.375% due 01/21/2021		2,500	2,606
Macquarie Group Ltd.
4.875% due 08/10/2017		7,750	7,820
7.300% due 08/01/2014		6,050	6,774
MassMutual Global Funding II
2.875% due 04/21/2014		100	105
MBNA Capital
1.073% due 02/01/2027		2,000	1,628
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		500	530
5.450% due 02/05/2013		900	955
5.571% due 10/04/2012		9,100	9,410
5.700% due 05/02/2017		210	219
6.050% due 08/15/2012		18,744	19,735
6.400% due 08/28/2017		26,100	28,511
6.875% due 04/25/2018		55,910	61,914
6.875% due 11/15/2018		1,200	1,317
MetLife Institutional Funding II
1.201% due 04/04/2014		5,000	5,015
MetLife, Inc.
5.000% due 11/24/2013		700	754
6.400% due 12/15/2066		30	29
6.750% due 06/01/2016		1,565	1,823
Metropolitan Life Global Funding I
5.125% due 04/10/2013		9,930	10,568
Morgan Stanley
0.590% due 01/09/2014		25,000	24,389
0.726% due 10/18/2016		13,250	12,214
0.758% due 10/15/2015		6,305	5,974
4.100% due 01/26/2015		400	411
4.750% due 04/01/2014		1,270	1,324
5.500% due 07/24/2020		23,285	23,596
5.550% due 04/27/2017		2,630	2,790
5.750% due 10/18/2016		10,000	10,628
5.950% due 12/28/2017		325	350
6.000% due 04/28/2015		18,160	19,696
6.250% due 08/28/2017		1,900	2,056
6.625% due 04/01/2018		50,780	55,988
MUFG Capital Finance Ltd.
6.346% due 07/29/2049		16,900	17,194
National Australia Bank Ltd.
5.350% due 06/12/2013		20,000	21,458
National City Bank
5.250% due 12/15/2016		10,000	10,849
National City Bank of Pennsylvania
7.250% due 10/21/2011		853	869
Nordea Bank AB
3.700% due 11/13/2014		390	408
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		200	210
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,000	15,825
Pricoa Global Funding I
0.373% due 01/30/2012		965	962
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	215
ProLogis LP
4.000% due 01/15/2018		1,500	1,467
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		5,000	5,022
RCI Banque S.A.
2.155% due 04/11/2014		4,900	4,913
4.600% due 04/12/2016		12,500	12,777
Regions Bank
6.450% due 06/26/2037		750	704
7.500% due 05/15/2018		4,900	5,128
Regions Financial Corp.
0.416% due 06/26/2012		6,000	5,833
4.875% due 04/26/2013		5,200	5,246
7.375% due 12/10/2037		1,000	954
Resona Bank Ltd.
5.850% due 09/29/2049		6,900	6,889
Royal Bank of Scotland Group PLC
0.454% due 08/29/2017		6,600	5,787
0.990% due 04/11/2016		40,000	35,974
2.678% due 08/23/2013		2,700	2,771
3.250% due 01/11/2014		6,000	6,085
4.875% due 08/25/2014		200	208
4.875% due 03/16/2015		990	1,028
5.000% due 05/17/2015		5,061	5,275
5.625% due 08/24/2020		15,000	15,023
6.400% due 10/21/2019		450	463
6.990% due 10/29/2049 (a)		26,135	23,652
7.640% due 03/29/2049 (a)		600	470

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012	34,000	34,010
Simon Property Group LP
5.000% due 03/01/2012	450	458
5.750% due 12/01/2015	5,000	5,616
SLM Corp.
0.504% due 10/25/2011	2,500	2,488
0.574% due 01/27/2014	3,454	3,278
5.000% due 10/01/2013	8,700	9,051
5.000% due 04/15/2015	600	603
5.050% due 11/14/2014	500	500
5.125% due 08/27/2012	14,000	14,368
5.375% due 01/15/2013	7,500	7,710
5.375% due 05/15/2014	18,500	19,268
5.625% due 08/01/2033	2,000	1,684
6.250% due 01/25/2016	13,500	14,014
8.000% due 03/25/2020	15,000	16,123
8.450% due 06/15/2018	10,780	11,842
SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049	17,550	20,621
Societe Generale S.A.
5.750% due 04/20/2016	21,735	21,730
State Street Capital Trust III
5.237% due 01/29/2049	6,231	6,237
State Street Capital Trust IV
1.247% due 06/01/2077	15,500	12,631
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,414	2,453
SunTrust Capital VIII
6.100% due 12/01/2066	118	116
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,144
UBS AG
4.875% due 08/04/2020	15,000	15,189
5.750% due 04/25/2018	55,000	59,684
5.875% due 12/20/2017	18,840	20,683
UBS Preferred Funding Trust V
6.243% due 05/29/2049	19,100	18,909
USB Capital IX
3.500% due 10/29/2049	16,250	13,452
Ventas Realty LP
3.125% due 11/30/2015	3,800	3,765
Wachovia Bank N.A.
0.577% due 03/15/2016	4,000	3,805
4.800% due 11/01/2014	1,250	1,337
Wachovia Capital Trust III
5.570% due 03/29/2049	35,010	32,166
Wachovia Corp.
0.517% due 06/15/2017	15,071	14,125
0.613% due 10/28/2015	5,250	4,993
5.500% due 05/01/2013	19,665	21,152
WEA Finance LLC
5.125% due 11/15/2014	10,990	11,978
6.750% due 09/02/2019	6,900	7,833
Wells Fargo & Co.
3.676% due 06/15/2016	5,000	5,140
4.950% due 10/16/2013	1,700	1,810
5.625% due 12/11/2017	790	873
7.980% due 03/29/2049	17,800	19,313
Wells Fargo Bank N.A.
0.471% due 05/16/2016	10,700	9,981
4.750% due 02/09/2015	2,875	3,077
Wells Fargo Capital X
5.950% due 12/01/2086	12,147	11,944
Wells Fargo Capital XIII
7.700% due 12/29/2049	30,305	31,063
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,288
7.375% due 03/15/2032	26,500	27,651

		2,943,933

INDUSTRIALS 22.8%
Altria Group, Inc.
4.750% due 05/05/2021	3,000	3,002
7.750% due 02/06/2014	2,000	2,290
9.250% due 08/06/2019	20,000	26,104
9.700% due 11/10/2018	3,600	4,735
9.950% due 11/10/2038	10,056	14,170
10.200% due 02/06/2039	24,000	34,523
American Airlines Pass-Through Trust
5.250% due 07/31/2022	4,250	4,154
7.858% due 04/01/2013	1,600	1,620
American Tower Corp.
4.500% due 01/15/2018	3,500	3,502
7.250% due 05/15/2019	1,800	2,039
Anadarko Petroleum Corp.
6.200% due 03/15/2040	15,705	15,971
6.375% due 09/15/2017	2,400	2,753
7.950% due 06/15/2039	5,000	6,152
8.700% due 03/15/2019	12,300	15,689
Anheuser-Busch Cos., Inc.
4.375% due 01/15/2013	550	577
7.500% due 03/15/2012	325	340
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	700	719
7.750% due 01/15/2019	25,000	31,481
Apache Corp.
5.625% due 01/15/2017	200	231
ArcelorMittal
9.850% due 06/01/2019	840	1,066
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	3,826
Aviation Capital Group
7.125% due 10/15/2020	14,500	15,005
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016	2,190	2,258
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,812
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	13,800	13,708
5.650% due 05/01/2017	1,960	2,228
8.125% due 04/15/2020	7,000	8,861
Cameron International Corp.
1.183% due 06/02/2014	2,000	2,010
Canadian National Railway Co.
6.900% due 07/15/2028	1,200	1,436
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	4,300	5,171
Colorado Interstate Gas Co.
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	56
Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,830	1,925
Comcast Corp.
5.300% due 01/15/2014	200	219
5.875% due 02/15/2018	16,525	18,550
6.500% due 01/15/2017	1,527	1,781
7.050% due 03/15/2033	5,000	5,803
ConAgra Foods, Inc.
6.750% due 09/15/2011	1	1
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021	17,500	17,062
6.000% due 01/12/2019	1,700	1,640
7.250% due 05/10/2021	857	923
7.707% due 10/02/2022	31	33
Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,754
Cox Communications, Inc.
9.375% due 01/15/2019	1,500	1,995
CSN Resources S.A.
6.500% due 07/21/2020	2,250	2,402
CSX Corp.
5.300% due 02/15/2014	400	439
CVS Pass-Through Trust
6.943% due 01/10/2030	13,481	15,204
7.507% due 01/10/2032	195	232
Daimler Finance North America LLC
6.500% due 11/15/2013	140	156
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,021
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018	741	772
7.111% due 03/18/2013	5,000	5,056
7.750% due 06/17/2021	16,613	18,108
8.021% due 02/10/2024	482	490
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	1,600	1,747
8.750% due 06/15/2030	6,000	7,939
9.250% due 06/01/2032	12,000	17,175
Dow Chemical Co.
5.900% due 02/15/2015	22,300	25,061
7.600% due 05/15/2014	9,500	11,021
8.550% due 05/15/2019	11,000	14,198
9.400% due 05/15/2039	5,174	7,699
DP World Sukuk Ltd.
6.250% due 07/02/2017	200	207
El Paso Corp.
7.800% due 08/01/2031	41,285	48,388
8.050% due 10/15/2030	9,200	10,948
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	190
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	4,106
Encana Corp.
5.900% due 12/01/2017	3,950	4,486
6.625% due 08/15/2037	8,000	8,628
Energy Transfer Partners LP
5.650% due 08/01/2012	9,060	9,494
6.000% due 07/01/2013	4,110	4,443
8.500% due 04/15/2014	4,800	5,587
9.000% due 04/15/2019	10,160	12,645
9.700% due 03/15/2019	9,363	11,976
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,039
5.000% due 03/01/2015	900	980
5.650% due 04/01/2013	2,050	2,199
6.300% due 09/15/2017	1,875	2,152
6.500% due 01/31/2019	12,000	13,759
7.550% due 04/15/2038	200	242
9.750% due 01/31/2014	500	597
EOG Resources, Inc.
5.875% due 09/15/2017	20,000	22,918
Erac USA Finance LLC
2.250% due 01/10/2014	2,000	2,021
Express Scripts, Inc.
5.250% due 06/15/2012	4,200	4,371
7.250% due 06/15/2019	1,700	2,035

Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	10,000	10,704
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	9,870	10,795
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	141
6.510% due 03/07/2022	650	691
8.146% due 04/11/2018	14,000	16,538
9.250% due 04/23/2019	9,200	11,534
General Electric Co.
5.000% due 02/01/2013	325	345
5.250% due 12/06/2017	10,145	11,248
Georgia-Pacific LLC
5.400% due 11/01/2020	18,587	18,965
7.700% due 06/15/2015	150	172
8.250% due 05/01/2016	10,000	11,338
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,798
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	715
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	10,235
Hess Corp.
7.300% due 08/15/2031	2,133	2,557
HJ Heinz Co.
15.590% due 12/01/2020	300	319
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,153
International Paper Co.
7.500% due 08/15/2021	210	246
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,639
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	10,000	10,418
6.850% due 02/15/2020	25,000	28,937
7.300% due 08/15/2033	5,500	6,285
Kraft Foods, Inc.
6.250% due 06/01/2012	731	768
Loews Corp.
5.250% due 03/15/2016	2,000	2,180
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,200	2,565
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	14,000	15,368
6.700% due 09/15/2019	29,100	32,676
NBC Universal Media LLC
2.875% due 04/01/2016	10,000	10,022
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,139
ONEOK Partners LP
6.650% due 10/01/2036	525	572
Petrobras International Finance Co.
5.875% due 03/01/2018	8,350	9,022
6.125% due 10/06/2016	80	89
7.875% due 03/15/2019	3,500	4,253
Petroleos Mexicanos
4.875% due 03/15/2015	1,700	1,849
Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	1,120
6.650% due 01/15/2037	100	106
Pride International, Inc.
6.875% due 08/15/2020	25,195	29,346
8.500% due 06/15/2019	7,700	9,717
Reynolds American, Inc.
6.750% due 06/15/2017	10,800	12,478
7.250% due 06/15/2037	7,000	7,567
Rio Tinto Finance USA Ltd.
9.000% due 05/01/2019	4,835	6,413
Roche Holdings, Inc.
5.000% due 03/01/2014	127	139
Rockies Express Pipeline LLC
5.625% due 04/15/2020	39,025	39,921
6.250% due 07/15/2013	6,330	6,795
6.850% due 07/15/2018	7,295	8,187
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,220
RR Donnelley & Sons Co.
6.125% due 01/15/2017	1,839	1,799
RZD Capital Ltd.
5.739% due 04/03/2017	13,050	13,915
TCI Communications, Inc.
8.750% due 08/01/2015	127	156
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	2,021
4.949% due 01/15/2015	19,300	20,547
Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	269
Time Warner, Inc.
7.625% due 04/15/2031	5	6
7.700% due 05/01/2032	185	224
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	500	503
7.125% due 01/15/2019	3,282	4,026
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,948
6.000% due 03/15/2018	3,000	3,325
6.500% due 11/15/2020	19,500	21,831
6.800% due 03/15/2038	2,000	2,154
7.375% due 04/15/2018	3,364	3,920
U.S. Airways Group, Inc.
7.125% due 04/22/2025	2,900	2,900
UAL Equipment Trust AB
10.850% due 02/19/2015 (a)	646	315
UAL Pass-Through Trust
9.750% due 01/15/2017	1,938	2,214
10.020% due 03/22/2014 (a)	531	227
10.125% due 03/22/2015 (a)	1,403	575
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	148
Universal Health Services, Inc.
7.125% due 06/30/2016	500	547
Vale Overseas Ltd.
6.875% due 11/21/2036	241	262
Veolia Environnement S.A.
5.250% due 06/03/2013	1,955	2,097
Vivendi S.A.
6.625% due 04/04/2018	12,175	13,785
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	3,914
Williams Cos., Inc.
7.875% due 09/01/2021	182	226
Williams Partners LP
7.250% due 02/01/2017	350	413
Woodside Finance Ltd.
4.600% due 05/10/2021	18,300	17,983
Xstrata Canada Corp.
7.250% due 07/15/2012	635	671
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	6,100	6,836

		1,094,405

UTILITIES 9.3%
AEP Texas Central Co.
6.650% due 02/15/2033	300	329
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,124
6.103% due 06/27/2012	2,500	2,610
7.700% due 08/07/2013	2,180	2,421
8.700% due 08/07/2018	12,600	15,530
Alabama Power Co.
5.500% due 10/15/2017	300	343
AT&T Corp.
8.000% due 11/15/2031	905	1,201
AT&T, Inc.
5.600% due 05/15/2018	4,300	4,793
5.625% due 06/15/2016	1,520	1,724
5.800% due 02/15/2019	6,300	7,116
6.150% due 09/15/2034	10,000	10,385
BellSouth Corp.
6.550% due 06/15/2034	10,000	10,793
BP Capital Markets PLC
3.200% due 03/11/2016	15,000	15,266
3.750% due 06/17/2013	4,000	4,176
5.250% due 11/07/2013	50	54
British Telecommunications PLC
9.875% due 12/15/2030	3,300	4,545
Bruce Mansfield Unit
6.850% due 06/01/2034	1,648	1,770
BVPS II Funding Corp.
8.890% due 06/01/2017	1,109	1,237
Cedar Brakes II LLC
9.875% due 09/01/2013	371	390
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,951
Crown Castle Towers LLC
6.113% due 01/15/2040	200	218
Dominion Resources, Inc.
5.700% due 09/17/2012	830	878
6.000% due 11/30/2017	500	577
Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	186
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,387
EDF S.A.
6.500% due 01/26/2019	8,100	9,477
Entergy Corp.
3.625% due 09/15/2015	200	203
5.125% due 09/15/2020	6,000	5,949
Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024	1,500	1,586
6.000% due 05/01/2018	1,000	1,119
Entergy Louisiana LLC
6.500% due 09/01/2018	360	416
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,675
FirstEnergy Corp.
7.375% due 11/15/2031	288	329
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	5,000	5,387
6.800% due 08/15/2039	300	313
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	14,750
10.500% due 03/25/2014	18,150	21,693
GG1C Funding Corp.
5.129% due 01/15/2014	916	941
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,178

Jersey Central Power & Light Co.
7.350% due 02/01/2019	6,115	7,431
Kentucky Power Co.
6.000% due 09/15/2017	18,600	20,672
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,680
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	878
Metropolitan Edison Co.
7.700% due 01/15/2019	155	187
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	255
Nevada Power Co.
7.125% due 03/15/2019	5,000	5,973
NGPL PipeCo LLC
6.514% due 12/15/2012	30,118	31,678
7.119% due 12/15/2017	43,695	48,987
7.768% due 12/15/2037	4,000	4,320
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,210
Ohio Power Co.
6.000% due 06/01/2016	45	52
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,473
PacifiCorp
5.650% due 07/15/2018	971	1,107
PNPP II Funding Corp.
9.120% due 05/30/2016	886	991
PSEG Power LLC
5.320% due 09/15/2016	20,000	22,060
8.625% due 04/15/2031	6,400	8,246
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,461
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	501
4.750% due 02/16/2021	1,500	1,470
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,527
Telecom Italia Capital S.A.
0.886% due 07/18/2011	5,000	4,999
5.250% due 11/15/2013	800	840
5.250% due 10/01/2015	5,475	5,695
6.200% due 07/18/2011	1,889	1,892
Telstra Corp. Ltd.
4.800% due 10/12/2021	10,000	10,046
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,600	1,738
7.250% due 02/02/2020	9,300	10,323
7.500% due 03/13/2013	500	541
7.500% due 07/18/2016	4,200	4,735
7.875% due 03/13/2018	26,650	30,714
Utility Contract Funding LLC
7.944% due 10/01/2016	384	421
Verizon Communications, Inc.
8.750% due 11/01/2018	2,500	3,256
8.950% due 03/01/2039	6,392	9,052
Verizon Global Funding Corp.
7.375% due 09/01/2012	435	468
Verizon Wireless Capital LLC
7.375% due 11/15/2013	1,201	1,366
Virginia Electric and Power Co.
5.000% due 06/30/2019	5,000	5,430
Vodafone Group PLC
5.625% due 02/27/2017	12,000	13,456

		446,151

Total Corporate Bonds & Notes (Cost $4,164,211)		4,484,489

CONVERTIBLE BONDS & NOTES 0.4%
BANKING & FINANCE 0.0%
U.S. Bancorp
0.000% due 09/20/2036	80	80

INDUSTRIALS 0.4%
Transocean, Inc.
1.500% due 12/15/2037	19,320	19,392

Total Convertible Bonds & Notes (Cost $17,329)		19,472

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	4,933

ILLINOIS 0.1%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,384

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	795	960

NEW YORK 0.0%
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	761

TEXAS 0.1%
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	3,666

UTAH 0.0%
Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	793

Total Municipal Bonds & Notes (Cost $16,311)		16,497

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.000% due 12/01/2040	2,951	2,953
Freddie Mac
5.000% due 01/30/2014 (f)	1,800	1,993
5.000% due 07/15/2014	600	671
Ginnie Mae
8.500% due 08/15/2030	35	43

Total U.S. Government Agencies (Cost $5,745)		5,660

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029 (e)	1,047	1,218

Total U.S. Treasury Obligations (Cost $1,208)		1,218

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.524% due 01/15/2046	8,600	9,314

Total Mortgage-Backed Securities (Cost $8,725)		9,314

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	1,069	1,098
MASTR Asset-Backed Securities Trust
0.266% due 05/25/2037	72	69
Targeted Return Index Securities Trust
6.814% due 01/15/2012	179	182
Tiers Trust
8.125% due 09/15/2017	507	529

Total Asset-Backed Securities (Cost $1,853)		1,878

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
8.250% due 01/20/2034	2,500	3,450
8.750% due 02/04/2025	3,500	4,979
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,197
4.125% due 09/09/2015	2,400	2,509
5.875% due 01/14/2015	200	220
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,453
Mexico Government International Bond
5.950% due 03/19/2019	13,200	15,213
6.050% due 01/11/2040	16,400	17,532
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012	10,700	10,735

Total Sovereign Issues (Cost $58,325)		62,288

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
American International Group, Inc.
8.500% due 08/01/2011	72,951	127
Wells Fargo & Co.
7.500% due 12/31/2049	27,300	28,938

Total Convertible Preferred Securities (Cost $25,710)		29,065

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	4,262
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049	5,200	1

Total Preferred Securities (Cost $5,231)		4,263

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$1,164	1,164

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,190. Repurchase proceeds are $1,164.)

SHORT-TERM NOTES 0.0%
Korea Development Bank
1.212% due 11/19/2011	1,000	1,001

U.S. TREASURY BILLS 0.1%
0.038% due 07/14/2011 - 10/20/2011 (b)(e)	4,903	4,903

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.2%
	1,104,306	11,064

Total Short-Term Instruments (Cost $18,130)		18,132

PURCHASED OPTIONS (h) 0.0%
(Cost $144)		52

Total Investments 98.9% (Cost $4,419,537)		$4,748,840
Written Options (i) (0.0%) (Premiums $144)		(47)
Other Assets and Liabilities (Net) 1.1%		54,559

Net Assets 100.0%		$4,803,352

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $3,768 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $205 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	27	$(5)
90-Day Eurodollar June Futures	Long	06/2012	153	202
90-Day Eurodollar September Futures	Long	09/2012	56	1

				$198

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	0.597%	$2,500	$(24)	$0	$(24)
Bank of America Corp.	CITI	(1.000%	)	12/20/2016	1.586%	5,000	146	204	(58)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.340%	1,000	(9)	19	(28)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	1.651%	5,000	151	383	(232)
CNA Financial Corp.	BCLY	(0.285%	)	09/20/2011	0.397%	2,000	0	0	0
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	1.092%	2,000	42	0	42
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.894%	4,000	221	0	221
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.246%	400	(8)	5	(13)
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.140%	1,600	(1)	0	(1)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.250%	2,500	42	225	(183)
H.J. Heinz Finance Co.	RBS	(0.380%	)	03/20/2012	0.115%	3,100	(6)	0	(6)
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	2.541%	5,000	196	0	196
JPMorgan Chase & Co.	DUB	(1.500%	)	12/20/2018	0.928%	7,300	(285)	0	(285)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.868%	2,000	53	0	53
Merrill Lynch & Co., Inc.	UBS	(2.300%	)	06/20/2018	1.863%	1,300	(35)	0	(35)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	3.681%	1,800	37	0	37
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.853%	500	25	33	(8)

							$545	$869	$(324)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	1.000%	03/20/2021	2.464%	$2,600	$(287)	$(227)	$(60)
Alcoa, Inc.	CITI	1.000%	03/20/2016	1.712%	800	(25)	(29)	4
Alcoa, Inc.	GSC	1.000%	03/20/2016	1.712%	2,600	(82)	(112)	30
Alcoa, Inc.	GSC	1.000%	06/20/2021	2.479%	4,100	(464)	(337)	(127)
Alcoa, Inc.	HSBC	1.000%	03/20/2016	1.712%	3,600	(112)	(184)	72
Alcoa, Inc.	MSC	1.000%	03/20/2016	1.712%	28,600	(897)	(1,039)	142
Alcoa, Inc.	MSC	1.000%	06/20/2021	2.479%	8,500	(961)	(748)	(213)
Altria Group, Inc.	MSC	1.000%	12/20/2011	0.175%	4,500	19	21	(2)
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.215%	2,000	1	0	1
American Express Co.	JPM	2.750%	03/20/2014	0.416%	400	26	0	26
American International Group, Inc.	BCLY	1.150%	06/20/2013	1.078%	7,100	12	0	12
American International Group, Inc.	DUB	1.920%	03/20/2013	1.002%	7,000	114	0	114
American International Group, Inc.	DUB	1.430%	06/20/2013	1.078%	25,000	183	0	183
American International Group, Inc.	RBS	1.200%	06/20/2013	1.078%	1,700	5	0	5
ArcelorMittal	BCLY	1.000%	03/20/2016	2.189%	6,200	(319)	(304)	(15)
ArcelorMittal	BNP	1.000%	03/20/2016	2.189%	12,000	(617)	(623)	6
ArcelorMittal	BOA	1.000%	12/20/2015	2.137%	5,700	(268)	(383)	115
ArcelorMittal	BOA	1.000%	06/20/2021	2.628%	4,500	(548)	(504)	(44)
ArcelorMittal	CITI	1.000%	03/20/2016	2.189%	1,200	(61)	(49)	(12)
ArcelorMittal	CSFB	1.000%	03/20/2016	2.189%	5,600	(287)	(286)	(1)
ArcelorMittal	GSC	1.000%	03/20/2016	2.189%	3,900	(200)	(207)	7
ArcelorMittal	HSBC	1.000%	03/20/2016	2.189%	700	(36)	(31)	(5)
ArcelorMittal	JPM	1.000%	12/20/2015	2.137%	2,200	(103)	(147)	44
ArcelorMittal	MSC	1.000%	03/20/2016	2.189%	5,800	(298)	(354)	56
Berkshire Hathaway Finance Corp.	CSFB	1.000%	09/20/2015	0.908%	10,000	40	(433)	473
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.816%	5,000	35	(62)	97
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.908%	20,000	82	(563)	645
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	0.644%	1,700	25	(10)	35
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.644%	600	9	(3)	12
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.279%	5,000	19	22	(3)
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	0.644%	10,300	154	(42)	196
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	0.644%	5,500	82	(13)	95
BP Capital Markets America, Inc.	BCLY	1.000%	09/20/2011	0.203%	200	1	(14)	15
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%	200	0	(15)	15
BP Capital Markets America, Inc.	DUB	1.000%	09/20/2011	0.203%	8,200	17	(50)	67
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%	500	6	(13)	19
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.785%	1,900	19	4	15
BP Capital Markets America, Inc.	GSC	1.000%	03/20/2016	0.785%	2,300	23	4	19
BP Capital Markets America, Inc.	GSC	1.000%	06/20/2016	0.818%	10,700	96	94	2
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.235%	6,600	65	(113)	178
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.785%	2,700	27	5	22
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.322%	4,300	8	13	(5)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	5,100	10	(43)	53
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.006%	10,600	1	(89)	90
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%	13,700	1	(129)	130
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%	5,100	13	(31)	44
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.006%	4,900	1	(36)	37
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%	14,000	38	(160)	198
Brazil Government International Bond	UBS	1.000%	06/20/2015	0.938%	3,150	8	(38)	46
Canadian Natural Resources Ltd.	GSC	1.000%	12/20/2015	0.793%	3,000	28	9	19

Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	0.745%	2,100	23	(7)	30
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.745%	4,100	44	(14)	58
Canadian Natural Resources Ltd.	MSC	1.000%	12/20/2015	0.793%	1,800	16	6	10
Canadian Natural Resources Ltd.	RBS	1.000%	09/20/2015	0.745%	8,500	92	(40)	132
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	0.793%	100	0	0	0
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.536%	3,400	73	47	26
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.536%	2,200	47	30	17
China Government International Bond	BCLY	1.000%	06/20/2015	0.685%	2,000	25	38	(13)
China Government International Bond	CITI	1.000%	09/20/2015	0.712%	8,600	104	107	(3)
China Government International Bond	DUB	1.000%	09/20/2015	0.712%	12,000	146	108	38
China Government International Bond	DUB	1.000%	12/20/2015	0.749%	600	7	11	(4)
China Government International Bond	HSBC	1.000%	06/20/2015	0.685%	2,100	27	37	(10)
China Government International Bond	HSBC	1.000%	09/20/2015	0.712%	2,000	24	26	(2)
China Government International Bond	RBS	1.000%	06/20/2015	0.685%	10,000	125	194	(69)
China Government International Bond	UBS	1.000%	06/20/2015	0.685%	9,000	113	175	(62)
Citigroup, Inc.	BCLY	0.290%	09/20/2012	0.364%	20,000	(17)	0	(17)
Citigroup, Inc.	JPM	0.290%	09/20/2012	0.364%	20,000	(17)	0	(17)
Citigroup, Inc.	MSC	1.500%	06/20/2013	0.607%	1,500	27	0	27
Emirate of Abu Dhabi Government Bond	BCLY	1.000%	09/20/2015	0.803%	3,400	28	(17)	45
Emirate of Abu Dhabi Government Bond	CITI	1.000%	06/20/2016	0.915%	2,400	10	0	10
Emirate of Abu Dhabi Government Bond	DUB	1.000%	09/20/2015	0.803%	4,000	34	(23)	57
Emirate of Abu Dhabi Government Bond	GSC	1.000%	09/20/2015	0.803%	1,000	8	(4)	12
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	09/20/2015	0.803%	2,000	17	(8)	25
Emirate of Abu Dhabi Government Bond	MSC	1.000%	09/20/2015	0.803%	8,200	69	(44)	113
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%	200	1	(2)	3
Emirate of Abu Dhabi Government Bond	RBS	1.000%	12/20/2015	0.845%	7,800	55	31	24
Emirate of Abu Dhabi Government Bond	RBS	1.000%	03/20/2016	0.882%	400	2	(1)	3
Emirate of Abu Dhabi Government Bond	UBS	1.000%	03/20/2016	0.882%	500	3	0	3
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%	7,000	95	(52)	147
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2016	1.380%	9,500	(166)	(102)	(64)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	0.525%	4,200	7	0	7
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	0.606%	4,500	68	0	68
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	0.668%	25,000	312	0	312
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	0.789%	13,000	1,189	0	1,189
General Electric Capital Corp.	BNP	1.500%	03/20/2013	0.606%	25,000	398	0	398
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.382%	100	5	2	3
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.668%	200	25	0	25
General Electric Capital Corp.	CITI	1.310%	03/20/2013	0.606%	12,000	151	0	151
General Electric Capital Corp.	CSFB	1.000%	09/20/2011	0.339%	25,000	45	(159)	204
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.525%	5,430	46	0	46
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.789%	24,500	2,466	0	2,466
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%	1,300	(14)	(105)	91
General Electric Capital Corp.	UBS	1.000%	09/20/2011	0.339%	4,000	8	(29)	37
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	0.636%	4,600	79	0	79
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	0.413%	10,000	63	0	63
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	0.236%	4,500	65	0	65
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%	35,000	(426)	(2,615)	2,189
MetLife, Inc.	BOA	1.000%	03/20/2016	1.437%	2,500	(48)	(84)	36
MetLife, Inc.	CSFB	1.000%	09/20/2015	1.308%	10,000	(122)	(858)	736
MetLife, Inc.	DUB	1.000%	09/20/2015	1.308%	15,000	(182)	(855)	673
MetLife, Inc.	JPM	1.000%	09/20/2015	1.308%	1,000	(12)	(59)	47
MetLife, Inc.	UBS	1.000%	03/20/2016	1.437%	30,000	(577)	(469)	(108)
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.346%	13,400	24	28	(4)
Mexico Government International Bond	BCLY	1.000%	06/20/2015	0.916%	2,000	7	(1)	8
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%	12,700	34	(162)	196

Mexico Government International Bond	BCLY	1.000%	12/20/2015	0.980%	7,800	9	(123)	132
Mexico Government International Bond	CITI	1.000%	06/20/2015	0.916%	10,000	36	(48)	84
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.943%	2,200	6	(22)	28
Mexico Government International Bond	JPM	1.000%	09/20/2015	0.943%	300	1	(4)	5
Mexico Government International Bond	UBS	1.000%	06/20/2015	0.916%	5,100	18	(32)	50
Morgan Stanley	GSC	4.100%	06/20/2012	0.535%	30,000	1,089	0	1,089
Morgan Stanley	GSC	0.900%	09/20/2012	0.571%	4,400	19	0	19
Morgan Stanley	RBS	2.000%	03/20/2013	0.781%	4,700	102	0	102
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.306%	6,000	22	33	(11)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.493%	3,600	80	(15)	95
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.493%	6,600	148	(21)	169
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.315%	25,000	(345)	(390)	45
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.315%	1,000	(14)	(19)	5
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	0.488%	2,900	22	14	8
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.329%	2,500	9	6	3
Prudential Financial, Inc.	UBS	1.000%	12/20/2012	0.488%	7,100	56	(61)	117
Qatar Government International Bond	CSFB	1.000%	03/20/2016	0.913%	400	2	0	2
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.913%	2,000	9	0	9
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.776%	1,800	20	13	7
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.423%	400	2	2	0
Russia Government International Bond	HSBC	1.000%	09/20/2011	0.423%	12,000	19	22	(3)
Russia Government International Bond	JPM	1.000%	09/20/2011	0.423%	2,200	3	4	(1)
Russia Government International Bond	JPM	1.000%	06/20/2015	1.205%	6,800	(51)	(110)	59
Russia Government International Bond	MSC	1.000%	06/20/2015	1.205%	1,700	(13)	(26)	13
Shell International Finance BV	DUB	1.000%	06/20/2016	0.603%	1,400	27	28	(1)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.581%	6,900	134	132	2
SLM Corp.	CITI	5.000%	09/20/2011	0.708%	2,000	23	(90)	113
South Korea Government Bond	BCLY	1.000%	09/20/2011	0.396%	7,800	14	28	(14)
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.859%	2,700	16	(17)	33
South Korea Government Bond	BCLY	1.000%	12/20/2015	0.902%	2,700	12	29	(17)
South Korea Government Bond	JPM	1.000%	06/20/2015	0.830%	3,100	21	27	(6)
South Korea Government Bond	JPM	1.000%	09/20/2015	0.859%	1,500	9	(6)	15
South Korea Government Bond	UBS	1.000%	09/20/2011	0.396%	6,500	11	23	(12)
South Korea Government Bond	UBS	1.000%	06/20/2015	0.830%	15,600	107	163	(56)
South Korea Government Bond	UBS	1.000%	09/20/2015	0.859%	9,500	57	(32)	89
South Korea Government Bond	UBS	1.000%	12/20/2015	0.902%	9,500	43	82	(39)
Teck Resources Ltd.	BCLY	1.000%	12/20/2015	1.228%	3,300	(31)	(49)	18
Teck Resources Ltd.	BCLY	1.000%	03/20/2016	1.288%	8,000	(100)	(19)	(81)
Telefonica Europe BV	JPM	1.000%	09/20/2012	0.824%	10,000	25	(94)	119
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.518%	3,300	60	16	44
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.518%	4,200	75	26	49
Transocean, Inc.	GSC	5.000%	09/20/2011	0.363%	8,700	105	(5)	110
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.231%	795	13	6	7
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.231%	200	3	2	1

						$2,102	$(12,646)	$14,748

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	$55	$0	$0	$0
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	151,500	611	408	203
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	89,700	363	187	176
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016	525,400	2,122	1,287	835
MCDX-16 10-Year Index	DUB	1.000%	06/20/2021	6,200	(237)	(288)	51

					$2,859	$1,594	$1,265

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$37,800	$144	$52

(i)	Written options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$80,900	$144	$(47)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$96,512	$0	$96,512
Corporate Bonds & Notes
Banking & Finance	0	2,922,025	21,908	2,943,933
Industrials	0	1,039,430	54,975	1,094,405
Utilities	0	446,151	0	446,151
Convertible Bonds & Notes
Banking & Finance	0	80	0	80
Industrials	0	19,392	0	19,392
Municipal Bonds & Notes
California	0	4,933	0	4,933
Illinois	0	5,384	0	5,384
New Jersey	0	960	0	960
New York	0	761	0	761
Texas	0	3,666	0	3,666
Utah	0	793	0	793
U.S. Government Agencies	0	5,660	0	5,660
U.S. Treasury Obligations	0	1,218	0	1,218
Mortgage-Backed Securities	0	9,314	0	9,314
Asset-Backed Securities	0	1,878	0	1,878
Sovereign Issues	0	62,288	0	62,288
Convertible Preferred Securities
Banking & Finance	29,065	0	0	29,065
Preferred Securities
Banking & Finance	4,263	0	0	4,263
Short-Term Instruments
Repurchase Agreements	0	1,164	0	1,164
Short-Term Notes	0	1,001	0	1,001
U.S. Treasury Bills	0	4,903	0	4,903
PIMCO Short-Term Floating NAV Portfolio	11,064	0	0	11,064
Purchased Options
Interest Rate Contracts	0	52	0	52
	$44,392	$4,627,565	$76,883	$4,748,840

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	17,663	0	17,663
Interest Rate Contracts	203	0	0	203
	$203	$17,663	$0	$17,866

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,974)	0	(1,974)
Interest Rate Contracts	(5)	(47)	0	(52)
	$(5)	$(2,021)	$0	$(2,026)

Totals	$44,590	$4,643,207	$76,883	$4,764,680

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,753	$0	$0	$0	$(1)	$156	$0	$0	$21,908	$156
Industrials	53,727	4,542	(2,998)	(64)	115	(347)	0	0	54,975	(218)
Short-Term Instruments
Short-Term Notes	989	0	0	0	0	0	0	(989)	0	0

	$76,469	$4,542	$(2,998)	$(64)	$114	$(191)	$0	$(989)	$76,883	$(62)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Delphi Automotive LLP
3.500% due 05/17/2017		$855	$860
International Lease Finance Corp.
6.750% due 02/23/2015		1,200	1,205
7.000% due 03/17/2016		2,300	2,315

Total Bank Loan Obligations (Cost $4,299)			4,380

CORPORATE BONDS & NOTES 84.4%
BANKING & FINANCE 30.7%
Allstate Corp.
6.500% due 05/15/2067		7,425	7,444
American Express Co.
8.150% due 03/19/2038		34,706	46,210
American International Group, Inc.
4.250% due 05/15/2013		225	231
5.600% due 10/18/2016		1,500	1,571
5.850% due 01/16/2018		2,524	2,647
6.250% due 05/01/2036		15,105	15,452
8.175% due 05/15/2068		10,000	10,964
8.250% due 08/15/2018		4,200	4,824
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	12,768
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	5,000	6,259
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	4,000	5,775
6.000% due 01/22/2020		$10,200	11,016
Bank of America Corp.
4.750% due 04/03/2017	EUR	4,000	5,736
4.750% due 05/06/2019		1,700	2,309
5.625% due 07/01/2020		$7,700	7,959
5.650% due 05/01/2018		32,100	33,875
5.750% due 12/01/2017		5,000	5,320
5.875% due 01/05/2021		2,700	2,837
6.000% due 09/01/2017		5,400	5,815
6.500% due 08/01/2016		1,000	1,116
7.000% due 06/15/2016	EUR	2,100	3,329
7.625% due 06/01/2019		$20,600	23,886
Bank of America N.A.
6.000% due 10/15/2036		1,100	1,063
Bank of India
6.250% due 02/16/2021		2,000	2,054
Bank One Corp.
8.000% due 04/29/2027		3,600	4,495
Barclays Bank PLC
5.000% due 09/22/2016		4,800	5,167
6.050% due 12/04/2017		4,000	4,238
7.434% due 09/29/2049		19,000	19,522
10.179% due 06/12/2021		10,940	13,781
14.000% due 11/29/2049	GBP	800	1,621
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,369
BBVA Bancomer S.A.
6.500% due 03/10/2021		25,000	25,625
7.250% due 04/22/2020		750	789
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,073
6.400% due 10/02/2017		20,000	22,835
7.250% due 02/01/2018		800	951
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	8,654
BM&FBovespa S.A.
5.500% due 07/16/2020		1,000	1,040
BNP Paribas S.A.
5.000% due 01/15/2021		30,600	30,802
5.186% due 06/29/2049		5,800	5,368
7.195% due 06/29/2049		17,300	16,868
7.781% due 06/29/2049	EUR	4,000	6,120
BPCE S.A.
5.250% due 07/29/2049		5,000	6,489
Cantor Fitzgerald LP
7.875% due 10/15/2019		$6,300	6,888
Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	11,670
Capital One Capital V
10.250% due 08/15/2039		6,769	7,217
Capital One Capital VI
8.875% due 05/15/2040		36,025	37,337
Caterpillar Financial Australia Ltd.
5.757% due 06/14/2013	AUD	4,000	4,289
CBA Capital Trust II
6.024% due 03/29/2049		$4,000	3,944
Chubb Corp.
6.375% due 03/29/2067		1,000	1,040
CIT Group, Inc.
7.000% due 05/01/2014		151	153
7.000% due 05/01/2015		271	272
7.000% due 05/01/2016		451	450
7.000% due 05/01/2017		631	631
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,790
Citigroup, Inc.
0.807% due 08/25/2036		1,000	746
5.375% due 08/09/2020		1,500	1,567
5.850% due 12/11/2034		8,500	8,431
5.875% due 05/29/2037		4,527	4,503
6.000% due 08/15/2017		20,000	21,917
6.875% due 03/05/2038		15,010	16,758
8.125% due 07/15/2039		120,500	151,265
8.500% due 05/22/2019		11,000	13,649
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		31,900	31,736
6.875% due 03/19/2020	EUR	17,200	25,025
11.000% due 06/29/2049		$14,275	18,268
Countrywide Capital III
8.050% due 06/15/2027		2,480	2,579
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	5,000	6,661
8.375% due 04/29/2049		$550	585
8.375% due 10/29/2049		4,970	5,218
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	14,548
First Union Capital II
7.950% due 11/15/2029		1,000	1,103
General Electric Capital Corp.
0.436% due 10/06/2015		600	578
0.652% due 05/05/2026		2,300	2,010
0.741% due 08/15/2036		4,000	3,293
5.875% due 01/14/2038		85,763	87,047
6.150% due 08/07/2037		885	921
6.875% due 01/10/2039		41,464	47,092
General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	6,376
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		15,000	15,507
5.950% due 01/15/2027		210	206
6.125% due 02/15/2033		7,400	7,471
6.150% due 04/01/2018		4,700	5,120
6.250% due 09/01/2017		20,000	22,084
6.250% due 02/01/2041		10,000	10,116
6.450% due 05/01/2036		4,000	3,873
6.750% due 10/01/2037		46,500	46,642
7.500% due 02/15/2019		86,050	100,218
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	8,657
HBOS PLC
0.446% due 09/30/2016		1,000	912
2.199% due 03/29/2016	EUR	1,054	1,345
6.000% due 11/01/2033		$3,500	2,675
6.750% due 05/21/2018		20,623	19,863
HCP, Inc.
6.750% due 02/01/2041		4,700	4,986
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	29,477
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	9,810
HSBC Capital Funding LP
4.610% due 12/29/2049		4,600	4,457
10.176% due 12/29/2049		2,122	2,833
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		4,300	4,085
HSBC Finance Corp.
6.676% due 01/15/2021		19,400	19,927
HSBC Holdings PLC
5.100% due 04/05/2021		46,600	47,813
6.500% due 09/15/2037		1,600	1,657
6.800% due 06/01/2038		14,000	14,988
7.350% due 11/27/2032		2,000	2,148
International Lease Finance Corp.
5.750% due 05/15/2016		3,200	3,153
7.125% due 09/01/2018		30,700	33,002
Intesa Sanpaolo SpA
6.500% due 02/24/2021		10,000	10,441
8.375% due 10/29/2049	EUR	3,700	5,446
JPMorgan Chase & Co.
4.250% due 10/15/2020		$20,000	19,590
4.400% due 07/22/2020		11,350	11,132
4.625% due 05/10/2021		25,000	24,829
4.950% due 03/25/2020		6,100	6,308
6.000% due 01/15/2018		1,500	1,670
6.300% due 04/23/2019		12,100	13,652
6.400% due 05/15/2038		31,624	35,814
7.900% due 04/29/2049		34,687	37,384
JPMorgan Chase Bank N.A.
0.580% due 06/13/2016		2,100	1,968
JPMorgan Chase Capital XIII
1.196% due 09/30/2034		2,000	1,715
JPMorgan Chase Capital XX
6.550% due 09/15/2066		500	503
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,500	2,527
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	1,090
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		200	200
Lloyds TSB Bank PLC
5.800% due 01/13/2020		7,300	7,318
6.375% due 01/21/2021		44,400	46,276
Macquarie Bank Ltd.
6.625% due 04/07/2021		37,200	37,468
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,000	2,780
Merrill Lynch & Co., Inc.
1.730% due 05/30/2014	EUR	6,200	8,728
2.019% due 09/14/2018		7,730	9,581
5.700% due 05/02/2017		$400	417

6.400% due 08/28/2017		1,645	1,797
6.875% due 04/25/2018		86,320	95,590
6.875% due 11/15/2018		2,500	2,745
7.750% due 05/14/2038		15,700	17,456
MetLife Capital Trust X
9.250% due 04/08/2068		12,700	15,558
MetLife, Inc.
6.375% due 06/15/2034		250	270
Morgan Stanley
1.711% due 04/13/2016	EUR	450	611
1.760% due 03/01/2013		700	1,004
5.375% due 08/10/2020		3,500	4,983
5.500% due 07/24/2020		$17,700	17,936
5.625% due 09/23/2019		29,500	30,303
5.750% due 01/25/2021		10,000	10,130
6.625% due 04/01/2018		8,100	8,931
7.300% due 05/13/2019		40,410	45,871
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		9,890	10,290
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,117
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	19,908
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	11,144
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		29,900	31,624
Pacific Life Insurance Co.
9.250% due 06/15/2039		86,956	114,673
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	4,418
Prudential Financial, Inc.
6.200% due 11/15/2040		10,500	10,767
6.625% due 12/01/2037		3,000	3,195
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	9,888
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		10,000	10,045
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		500	509
Regions Bank
6.450% due 06/26/2037		15,395	14,452
Regions Financial Corp.
7.375% due 12/10/2037		5,470	5,217
Royal Bank of Scotland Group PLC
4.350% due 01/23/2017	EUR	5,000	6,460
4.875% due 08/25/2014		$5,000	5,206
4.875% due 01/20/2017	EUR	900	1,289
5.000% due 05/17/2015		$10,038	10,462
5.500% due 03/23/2020	EUR	8,100	11,489
7.500% due 04/29/2024	GBP	4,000	6,860
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$3,200	3,388
7.750% due 05/29/2018		6,600	7,582
Santander Issuances S.A. Unipersonal
5.750% due 01/31/2018	GBP	4,000	6,279
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,000	1,041
5.499% due 07/07/2015		5,850	6,208
Simon Property Group LP
6.750% due 02/01/2040		5,000	5,603
SLM Corp.
0.574% due 01/27/2014		200	190
1.801% due 06/17/2013	EUR	3,800	5,332
3.125% due 09/17/2012		3,100	4,452
4.280% due 01/26/2015	HKD	15,000	1,823
4.875% due 12/17/2012	GBP	600	958
5.000% due 10/01/2013		$3,320	3,454
5.000% due 04/15/2015		1,400	1,408
5.125% due 08/27/2012		700	718
5.375% due 01/15/2013		2,200	2,261
5.375% due 05/15/2014		2,525	2,630
5.625% due 08/01/2033		27,645	23,283
6.250% due 01/25/2016		7,500	7,786
8.000% due 03/25/2020		9,300	9,997
8.450% due 06/15/2018		10,200	11,205
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		59,305	67,709
UBS AG
4.875% due 08/04/2020		5,500	5,570
5.750% due 04/25/2018		22,725	24,660
5.875% due 12/20/2017		4,600	5,050
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		1,000	1,078
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	5,960
6.600% due 01/15/2038		6,302	6,931
Wachovia Corp.
0.613% due 10/28/2015		8,000	7,609
0.648% due 10/15/2016		1,400	1,345
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,838
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	4,931
5.625% due 12/11/2017		200	221
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,000	1,022
Wells Fargo Capital X
5.950% due 12/01/2086		2,100	2,065
Wells Fargo Capital XIII
7.700% due 12/29/2049		59,385	60,870
Weyerhaeuser Co.
6.875% due 12/15/2033		4,825	4,869
6.950% due 10/01/2027		4,500	4,636
7.375% due 10/01/2019		13,000	14,741
7.375% due 03/15/2032		56,686	59,148
7.950% due 03/15/2025		500	579

			2,594,314

INDUSTRIALS 41.1%
AGL Capital Corp.
5.875% due 03/15/2041		7,500	7,825
Alcoa, Inc.
5.900% due 02/01/2027		9,300	9,111
5.950% due 02/01/2037		38,531	36,808
Altria Group, Inc.
9.700% due 11/10/2018		5,000	6,576
9.950% due 11/10/2038		26,845	37,829
10.200% due 02/06/2039		66,565	95,750
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		40,400	42,429
American Airlines Pass-Through Trust
5.250% due 07/31/2022		8,046	7,865
10.375% due 01/02/2021		25,551	29,511
Amgen, Inc.
4.950% due 10/01/2041		800	725
5.650% due 06/15/2042		2,900	2,915
6.375% due 06/01/2037		650	724
6.400% due 02/01/2039		4,700	5,258
Anadarko Petroleum Corp.
6.200% due 03/15/2040		33,000	33,558
6.375% due 09/15/2017		3,200	3,671
6.450% due 09/15/2036		10,400	10,886
7.000% due 11/15/2027		1,000	1,065
7.950% due 06/15/2039		35,960	44,242
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		75	85
Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040		2,000	2,284
8.000% due 11/15/2039		1,050	1,424
8.200% due 01/15/2039		38,089	52,559
Apache Corp.
5.100% due 09/01/2040		2,100	2,025
ArcelorMittal
6.750% due 03/01/2041		20,050	19,936
7.000% due 10/15/2039		45,995	46,649
Archer-Daniels-Midland Co.
5.765% due 03/01/2041		20,000	21,183
Asciano Finance Ltd.
6.000% due 04/07/2023		22,000	22,573
Aviation Capital Group
7.125% due 10/15/2020		22,900	23,697
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		4,474	4,614
Barrick Gold Finance Co.
5.800% due 11/15/2034		4,455	4,424
Barrick North America Finance LLC
5.700% due 05/30/2041		30,400	29,615
7.500% due 09/15/2038		6,200	7,378
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039		11,250	11,413
Boston Scientific Corp.
5.450% due 06/15/2014		4,500	4,892
6.000% due 01/15/2020		5,000	5,419
7.000% due 11/15/2035		36,599	39,315
7.375% due 01/15/2040		43,797	50,681
Braskem Finance Ltd.
5.750% due 04/15/2021		3,775	3,818
7.000% due 05/07/2020		1,200	1,314
7.375% due 10/29/2049		5,000	5,150
Burlington Northern Santa Fe LLC
5.050% due 03/01/2041		10,900	10,195
5.750% due 05/01/2040		10,000	10,338
6.530% due 07/15/2037		2,500	2,822
7.290% due 06/01/2036		800	970
7.950% due 08/15/2030		600	774
Cameron International Corp.
5.950% due 06/01/2041		12,000	12,098
7.000% due 07/15/2038		16,804	19,183
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		10,300	11,245
6.500% due 02/15/2037		2,500	2,791
6.750% due 02/01/2039		18,500	21,257
Caterpillar, Inc.
8.250% due 12/15/2038		100	143
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,500	1,494
Cenovus Energy, Inc.
6.750% due 11/15/2039		24,800	28,117
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040		22,400	22,178
Colorado Interstate Gas Co.
6.850% due 06/15/2037		10,700	11,764
Comcast Corp.
5.650% due 06/15/2035		10,000	9,827
6.400% due 03/01/2040		64,600	69,371

6.450% due 03/15/2037		7,300	7,833
6.550% due 07/01/2039		52,860	57,431
6.950% due 08/15/2037		23,700	26,840
7.050% due 03/15/2033		5,000	5,803
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		6,750	6,581
6.000% due 01/12/2019		2,000	1,930
7.250% due 05/10/2021		7,330	7,898
9.000% due 07/08/2016		6,576	7,529
Corning, Inc.
5.750% due 08/15/2040		6,800	6,808
Cox Communications, Inc.
6.450% due 12/01/2036		1,781	1,924
8.375% due 03/01/2039		39,240	51,472
CSN Islands XI Corp.
6.875% due 09/21/2019		8,700	9,537
CSN Resources S.A.
6.500% due 07/21/2020		11,600	12,383
CSX Corp.
6.220% due 04/30/2040		5,060	5,482
CVS Caremark Corp.
6.125% due 09/15/2039		10,000	10,287
CVS Pass-Through Trust
5.773% due 01/10/2033		7,627	7,921
6.036% due 12/10/2028		2,660	2,831
6.943% due 01/10/2030		8,862	9,994
7.507% due 01/10/2032		21,142	25,121
8.353% due 07/10/2031		1,160	1,423
Delta Air Lines Pass-Through Trust
4.950% due 05/23/2019		3,499	3,499
6.200% due 07/02/2018		988	1,030
7.750% due 06/17/2021		15,172	16,538
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		71,950	95,208
Devon Energy Corp.
7.950% due 04/15/2032		11,900	15,493
Devon Financing Corp. ULC
7.875% due 09/30/2031		7,047	9,114
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039		11,000	10,901
DirecTV Holdings LLC
6.000% due 08/15/2040		4,400	4,477
6.375% due 03/01/2041		25,000	26,784
Discovery Communications LLC
4.375% due 06/15/2021		8,000	7,932
Dow Chemical Co.
4.250% due 11/15/2020		3,400	3,329
8.550% due 05/15/2019		6,700	8,648
9.400% due 05/15/2039		45,009	66,971
El Paso Natural Gas Co.
8.375% due 06/15/2032		12,400	15,739
Encana Corp.
6.500% due 02/01/2038		15,250	16,375
6.625% due 08/15/2037		14,107	15,214
Energy Transfer Partners LP
6.625% due 10/15/2036		7,000	7,245
7.500% due 07/01/2038		20,100	22,827
9.700% due 03/15/2019		2,000	2,558
Enterprise Products Operating LLC
6.125% due 10/15/2039		5,000	5,102
7.550% due 04/15/2038		4,000	4,836
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		400	419
6.510% due 03/07/2022		1,400	1,488
7.288% due 08/16/2037		25,600	28,004
8.625% due 04/28/2034		13,950	17,476
9.250% due 04/23/2019		23,500	29,463
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,087	1,197
Georgia-Pacific LLC
5.400% due 11/01/2020		6,600	6,734
8.250% due 05/01/2016		3,000	3,401
8.875% due 05/15/2031		2,350	2,977
Gerdau Holdings, Inc.
7.000% due 01/20/2020		9,000	10,035
Gerdau Trade, Inc.
5.750% due 01/30/2021		48,300	49,326
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		20,000	18,953
GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,500	10,688
Hess Corp.
6.000% due 01/15/2040		3,500	3,635
Highmark, Inc.
6.125% due 05/15/2041		4,000	3,969
HJ Heinz Finance Co.
6.750% due 03/15/2032		5,025	5,711
7.125% due 08/01/2039		26,900	32,046
Home Depot, Inc.
5.400% due 09/15/2040		15,400	14,737
Hospira, Inc.
5.600% due 09/15/2040		900	864
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		2,750	2,949
International Paper Co.
7.300% due 11/15/2039		5,000	5,457
8.700% due 06/15/2038		8,000	9,982
Juniper Networks, Inc.
5.950% due 03/15/2041		46,478	48,032
Kerr-McGee Corp.
7.875% due 09/15/2031		3,000	3,615
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		8,742	8,485
6.500% due 02/01/2037		6,219	6,502
6.500% due 09/01/2039		26,100	27,191
6.550% due 09/15/2040		26,800	28,152
6.950% due 01/15/2038		20,350	22,172
7.400% due 03/15/2031		500	571
Kraft Foods, Inc.
6.500% due 02/09/2040		101,767	113,427
Kroger Co.
5.400% due 07/15/2040		5,000	4,822
6.900% due 04/15/2038		5,000	5,795
7.500% due 04/01/2031		150	182
Massachusetts Institute of Technology
5.600% due 07/01/2111		1,500	1,540
McKesson Corp.
6.000% due 03/01/2041		2,600	2,787
Meccanica Holdings USA
6.250% due 01/15/2040		4,300	3,907
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		14,000	15,720
Nakilat, Inc.
6.067% due 12/31/2033		1,200	1,245
NBC Universal Media LLC
5.950% due 04/01/2041		51,400	52,452
6.400% due 04/30/2040		10,000	10,784
Newmont Mining Corp.
5.875% due 04/01/2035		395	399
6.250% due 10/01/2039		30,700	31,975
News America, Inc.
6.150% due 02/15/2041		52,000	51,687
6.650% due 11/15/2037		20,000	21,503
6.900% due 08/15/2039		5,229	5,777
7.750% due 12/01/2045		4,773	5,722
Noble Group Ltd.
6.750% due 01/29/2020		1,400	1,477
Nokia OYJ
6.625% due 05/15/2039		2,700	2,525
Norfolk Southern Corp.
7.250% due 02/15/2031		7,635	9,432
Northwest Airlines Pass-Through Trust
1.010% due 11/20/2015		6,832	6,491
Northwest Pipeline GP
6.050% due 06/15/2018		725	822
Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,070
6.604% due 02/03/2021		7,200	7,530
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,400	1,484
Oracle Corp.
5.375% due 07/15/2040		19,100	19,385
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,679
6.625% due 06/15/2035		$9,500	10,061
Petrobras International Finance Co.
5.750% due 01/20/2020		1,800	1,928
5.875% due 03/01/2018		4,900	5,294
6.875% due 01/20/2040		16,500	17,651
7.875% due 03/15/2019		25,500	30,989
Petro-Canada
5.950% due 05/15/2035		5,000	5,113
Petroleos Mexicanos
4.875% due 03/15/2015		2,400	2,610
5.500% due 01/21/2021		6,300	6,637
6.500% due 06/02/2041		25,550	26,052
8.000% due 05/03/2019		12,400	15,351
Pfizer, Inc.
7.200% due 03/15/2039		13,000	16,376
Philip Morris International, Inc.
6.375% due 05/16/2038		9,085	10,327
Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	3,390
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	22,160
PPG Industries, Inc.
5.500% due 11/15/2040		3,400	3,339
Pride International, Inc.
6.875% due 08/15/2020		6,800	7,920
7.875% due 08/15/2040		46,500	57,974
8.500% due 06/15/2019		3,038	3,834
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,369
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,281
Roche Holdings, Inc.
7.000% due 03/01/2039		2,000	2,435
Rockies Express Pipeline LLC
5.625% due 04/15/2020		5,000	5,115
6.875% due 04/15/2040		46,250	46,134
7.500% due 07/15/2038		25,390	27,362
Rohm and Haas Co.
7.850% due 07/15/2029		7,163	8,818
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	14,928
7.487% due 03/25/2031	GBP	6,100	9,906

Sealed Air Corp.
6.875% due 07/15/2033	$2,000	1,766
Shell International Finance BV
5.500% due 03/25/2040	100	105
Southern Natural Gas Co.
8.000% due 03/01/2032	4,346	5,467
Suncor Energy, Inc.
6.500% due 06/15/2038	5,000	5,478
Target Corp.
6.500% due 10/15/2037	1,200	1,376
7.000% due 01/15/2038	27,350	32,848
TCI Communications, Inc.
7.875% due 02/15/2026	105	135
Teck Resources Ltd.
6.000% due 08/15/2040	16,600	16,343
6.125% due 10/01/2035	7,300	7,402
6.250% due 07/15/2041 (a)	20,000	20,261
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	19,100	20,268
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	5,000	5,497
Time Warner Cable, Inc.
6.750% due 06/15/2039	51,900	56,961
7.300% due 07/01/2038	6,700	7,813
Time Warner, Inc.
6.100% due 07/15/2040	26,100	26,623
6.200% due 03/15/2040	10,000	10,280
6.250% due 03/29/2041	14,850	15,479
6.500% due 11/15/2036	7,500	8,022
7.700% due 05/01/2032	21,050	25,486
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	820	888
7.250% due 08/15/2038	2,000	2,411
7.625% due 01/15/2039	3,500	4,348
Transocean, Inc.
6.500% due 11/15/2020	10,600	11,867
6.800% due 03/15/2038	58,600	63,120
7.375% due 04/15/2018	6,000	6,993
7.500% due 04/15/2031	4,450	5,025
U.S. Airways Group, Inc.
7.125% due 04/22/2025	5,100	5,100
UAL Pass-Through Trust
9.750% due 01/15/2017	36,591	41,805
10.400% due 05/01/2018	8,637	9,791
Union Pacific Resources Group, Inc.
7.150% due 05/15/2028	14,050	15,789
UnitedHealth Group, Inc.
6.625% due 11/15/2037	2,600	2,894
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	33,683
6.875% due 11/10/2039	61,590	67,243
8.250% due 01/17/2034	11,300	13,881
Wal-Mart Stores, Inc.
5.625% due 04/15/2041	14,700	15,222
6.200% due 04/15/2038	7,100	7,894
6.500% due 08/15/2037	20,236	23,319
WEA Finance LLC
4.625% due 05/10/2021	5,000	4,858
Weatherford International Ltd.
6.750% due 09/15/2040	10,000	10,745
Williams Cos., Inc.
7.500% due 01/15/2031	17,993	20,633
7.875% due 09/01/2021	1,481	1,838
8.750% due 03/15/2032	47,035	59,967
Williams Partners LP
6.300% due 04/15/2040	22,000	22,884
Woodside Finance Ltd.
4.600% due 05/10/2021	6,000	5,896
Xstrata Finance Canada Ltd.
6.900% due 11/15/2037	1,500	1,647

		3,483,166

UTILITIES 12.6%
AEP Texas Central Co.
6.650% due 02/15/2033	500	549
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,608
6.103% due 06/27/2012	2,200	2,297
8.700% due 08/07/2018	18,500	22,801
Appalachian Power Co.
6.375% due 04/01/2036	4,350	4,650
6.700% due 08/15/2037	2,100	2,354
7.000% due 04/01/2038	700	819
AT&T Corp.
8.000% due 11/15/2031	2,526	3,352
AT&T, Inc.
5.350% due 09/01/2040	105,108	99,985
6.300% due 01/15/2038	26,830	28,506
6.400% due 05/15/2038	36,325	39,094
6.450% due 06/15/2034	2,300	2,463
6.500% due 09/01/2037	17,272	18,828
6.550% due 02/15/2039	3,500	3,852
BellSouth Corp.
6.875% due 10/15/2031	4,200	4,732
British Telecommunications PLC
9.875% due 12/15/2030	10,000	13,772
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,500	3,981
Cleco Power LLC
6.000% due 12/01/2040	17,400	18,028
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	6,915
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	2,987
5.700% due 06/15/2040	5,000	5,299
6.300% due 08/15/2037	4,000	4,510
6.750% due 04/01/2038	9,350	11,133
Constellation Energy Group, Inc.
7.600% due 04/01/2032	9,000	10,582
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	48,389
Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	10,603
EDF S.A.
5.600% due 01/27/2040	300	302
6.950% due 01/26/2039	17,750	20,831
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,009
Entergy Corp.
5.125% due 09/15/2020	8,500	8,428
Exelon Generation Co. LLC
6.250% due 10/01/2039	8,390	8,508
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	47,574	49,629
Florida Power Corp.
5.650% due 04/01/2040	6,800	7,165
France Telecom S.A.
8.500% due 03/01/2031	10,400	14,035
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,810
Idaho Power Co.
4.850% due 08/15/2040	9,000	8,341
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	5,576
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	6,758
7.350% due 02/01/2019	200	243
Kentucky Utilities Co.
5.125% due 11/01/2040	17,200	17,015
Koninklijke KPN NV
8.375% due 10/01/2030	18,590	23,980
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,167
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,583
6.125% due 04/01/2036	10,725	11,588
6.500% due 09/15/2037	19,500	22,058
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,121
7.768% due 12/15/2037	63,605	68,687
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,334
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,532
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	14,502
7.250% due 01/15/2033	3,400	4,090
7.500% due 09/01/2038	4,615	5,760
Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	8,245
6.050% due 03/01/2034	5,000	5,304
6.250% due 03/01/2039	9,900	10,749
6.350% due 02/15/2038	1,000	1,101
PSEG Power LLC
8.625% due 04/15/2031	5,800	7,473
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	6,097
Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,800	9,248
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,844	1,972
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,849	2,020
5.838% due 09/30/2027	16,700	16,995
6.332% due 09/30/2027	10,200	10,762
6.750% due 09/30/2019	3,000	3,465
Southern California Edison Co.
6.050% due 03/15/2039	4,630	5,208
6.650% due 04/01/2029	600	689
Southern Power Co.
6.375% due 11/15/2036	3,500	3,626
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,063
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,123
Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	7,417
7.721% due 06/04/2038	14,350	14,311
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	9,041
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,464
6.625% due 03/20/2017	11,700	12,734
7.250% due 02/02/2020	26,050	28,916
7.500% due 07/18/2016	8,950	10,173
7.875% due 03/13/2018	11,420	13,161
Toledo Edison Co.
6.150% due 05/15/2037	11,490	12,145

Verizon Communications, Inc.
6.000% due 04/01/2041	10,500	11,003
6.400% due 02/15/2038	14,500	15,767
6.900% due 04/15/2038	18,921	21,776
7.350% due 04/01/2039	11,874	14,313
8.950% due 03/01/2039	26,335	37,293
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,447
Virginia Electric and Power Co.
8.875% due 11/15/2038	14,129	20,983
Vodafone Group PLC
6.150% due 02/27/2037	31,700	34,128
6.250% due 11/30/2032	2,400	2,614

		1,067,967

Total Corporate Bonds & Notes (Cost $6,864,765)		7,145,447

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037	15,900	15,941

Total Convertible Bonds & Notes (Cost $14,526)		15,941

MUNICIPAL BONDS & NOTES 10.2%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,117

CALIFORNIA 4.5%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	8,800	9,477
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	753
6.907% due 10/01/2050	28,545	30,772
6.918% due 04/01/2040	1,600	1,745
7.043% due 04/01/2050	25,000	27,398
California State East Bay Municipal Utility District Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	13,081
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	11,097
7.350% due 11/01/2039	1,000	1,116
7.500% due 04/01/2034	5,185	5,869
7.550% due 04/01/2039	7,475	8,561
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	15,100	17,416
7.625% due 03/01/2040	2,200	2,535
7.700% due 11/01/2030	2,400	2,606
7.950% due 03/01/2036	27,000	29,444
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	4,621
California State Northern Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	9,550	9,940
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	8,865
7.804% due 03/01/2035	9,010	9,141
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,026
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	11,812
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	5,034
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	16,047
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	401
6.750% due 08/01/2049	29,460	33,587
Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	2,000	2,138
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	5,164
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,313
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,500	1,488
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,085	20,486
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	7,757
Napa Valley, California Unified School District General Obligation Notes, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,042
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,139
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	19,509
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	10,824
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	10,303
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,100	7,552
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,057
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,554
6.583% due 05/15/2049	6,600	6,948
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	10,324
6.548% due 05/15/2048	500	525
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	967

		378,434

DISTRICT OF COLUMBIA 0.1%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	3,956

FLORIDA 0.1%
Florida State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	7,819

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	5,029
6.655% due 04/01/2057	3,780	3,567

		8,596

ILLINOIS 0.1%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	885
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	375	372
7.350% due 07/01/2035	4,150	4,416
Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,022

		8,695

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	5,198

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,800	4,088

MASSACHUSETTS 0.1%
Massachusetts State Port Authority Revenue Notes, Series 2011
6.202% due 07/01/2031	3,500	3,522
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,336

		10,858

MISSISSIPPI 0.0%
Mississippi State Development Bank Special Obligation Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,200	3,337

NEW JERSEY 0.5%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	521
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	11,947

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		28,405	33,057

			45,525

NEW YORK 1.9%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027		1,600	1,695
5.968% due 03/01/2036		12,015	12,703
6.246% due 06/01/2035		11,200	11,519
6.271% due 12/01/2037		4,965	5,441
6.646% due 12/01/2031		20,000	21,227
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043		1,750	1,750
5.790% due 06/15/2041		3,800	3,810
5.882% due 06/15/2044		10,000	10,607
6.011% due 06/15/2042		200	219
6.124% due 06/15/2042		12,300	12,497
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040		6,700	6,585
5.572% due 11/01/2038		14,000	14,330
5.932% due 11/01/2036		15,300	16,247
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027		1,935	1,931
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040		5,800	6,108
6.687% due 11/15/2040		550	599
6.814% due 11/15/2040		11,400	12,565
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039		500	488
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		300	327
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		17,500	17,261
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039		4,570	4,771

			162,680

NORTH CAROLINA 0.0%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039		3,000	3,192

OHIO 1.0%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043		7,500	7,320
6.449% due 02/15/2044		1,000	1,018
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047		18,700	17,758
6.270% due 02/15/2050		1,600	1,604
7.834% due 02/15/2041		1,050	1,254
8.084% due 02/15/2050		41,925	52,181
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033		4,925	5,833

			86,968

PENNSYLVANIA 0.2%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		11,500	11,629
Pennsylvania State Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039		3,000	3,147
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040		2,300	2,277

			17,053

TENNESSEE 0.1%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027		12,000	11,746

TEXAS 1.2%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038		7,000	7,357
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034		1,200	1,257
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048		24,230	23,020
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,100	7,743
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040		1,500	1,524
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041		9,000	9,474
5.808% due 02/01/2041		1,800	1,909
6.308% due 02/01/2037		4,300	4,535
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039		3,575	3,747
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033		14,800	13,913
4.681% due 04/01/2040		4,700	4,368
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		20,500	21,017

			99,864

WASHINGTON 0.1%
Washington State Energy Northwest Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024		5,400	5,959

Total Municipal Bonds & Notes (Cost $819,714)			867,085

U.S. TREASURY OBLIGATIONS 4.7%
Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029 (h)		209	244
U.S. Treasury Bonds
4.250% due 05/15/2039		26	26
4.250% due 11/15/2040 (e)(h)		157,200	153,687
4.500% due 05/15/2038 (e)		28,500	29,252
4.500% due 08/15/2039 (h)		11,600	11,863
4.750% due 02/15/2041 (e)(h)		191,700	203,801
U.S. Treasury Strips
0.000% due 11/15/2039 (e)(h)		11,500	3,046

Total U.S. Treasury Obligations (Cost $410,204)			401,919

SOVEREIGN ISSUES 1.4%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,400	1,489
Brazil Government International Bond
5.625% due 01/07/2041		1,750	1,807
7.125% due 01/20/2037		10,800	13,392
8.250% due 01/20/2034		28,850	39,813
8.750% due 02/04/2025		1,000	1,423
10.250% due 01/10/2028	BRL	3,240	2,273
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		2,454	1,554
10.000% due 01/01/2017		24,200	14,062
Export-Import Bank of Korea
8.125% due 01/21/2014		$2,000	2,296
Korea Development Bank
8.000% due 01/23/2014		2,000	2,277
Mexico Government International Bond
6.050% due 01/11/2040		1,720	1,839
6.750% due 09/27/2034		7,500	8,756
7.500% due 04/08/2033		11,600	14,732
8.300% due 08/15/2031		700	966
Qatar Government International Bond
6.400% due 01/20/2040		9,000	9,990

Total Sovereign Issues (Cost $104,967)			116,669

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011		4,799	8

Total Convertible Preferred Securities (Cost $26)			8

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011		$6,000	6,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $6,128. Repurchase proceeds are $6,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2011		1,136	1,136
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,160. Repurchase proceeds are $1,136.)

			7,136

U.S. TREASURY BILLS 0.2%
0.079% due 07/07/2011 - 10/20/2011 (b)(e)(f)(h)(h)		18,059	18,057

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.4%
	11,737,995	117,603

Total Short-Term Instruments (Cost $142,798)		142,796

PURCHASED OPTIONS (j) 0.0%
(Cost $368)		133

Total Investments 102.7% (Cost $8,361,667)		$8,694,378
Written Options (k) (0.1%) (Premiums $15,656)		(12,539)
Other Assets and Liabilities (Net) (2.6%)		(213,891)

Net Assets 100.0%		$8,467,948

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $19,393 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $6,533 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $65,778 at a weighted average interest rate of 0.087%. On June 30, 2011, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $16,360 and cash of $17 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	1,041	$(26)
90-Day Euribor June Futures	Long	06/2012	220	232
90-Day Eurodollar December Futures	Long	12/2012	3,060	(1,010)
90-Day Eurodollar June Futures	Long	06/2012	1,932	1,599
90-Day Eurodollar June Futures	Long	06/2013	1,798	(812)
90-Day Eurodollar March Futures	Long	03/2013	2,424	(706)
90-Day Eurodollar September Futures	Long	09/2012	2,848	15
90-Day Eurodollar September Futures	Long	09/2013	1,802	(1,220)
Australia Government 10-Year Bond September Futures	Long	09/2011	745	(275)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	1,167	(1,546)

				$(3,749)

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	1.000%	03/20/2021	2.464%	$5,000	$(551)	$(436)	$(115)
Alcoa, Inc.	BNP	1.000%	06/20/2021	2.479%	5,000	(565)	(446)	(119)
Alcoa, Inc.	CITI	1.000%	03/20/2021	2.464%	2,800	(309)	(242)	(67)
Alcoa, Inc.	GSC	1.000%	06/20/2021	2.479%	2,500	(283)	(205)	(78)
Alcoa, Inc.	HSBC	1.000%	03/20/2016	1.712%	4,400	(138)	(225)	87
Alcoa, Inc.	MSC	1.000%	06/20/2015	1.400%	1,400	(21)	(156)	135
Alcoa, Inc.	MSC	1.000%	03/20/2016	1.712%	450	(14)	(24)	10
Alcoa, Inc.	MSC	1.000%	06/20/2021	2.479%	10,900	(1,233)	(972)	(261)
Alcoa, Inc.	RBS	1.000%	06/20/2021	2.479%	10,000	(1,131)	(893)	(238)
American International Group, Inc.	DUB	5.000%	12/20/2011	0.595%	5,000	113	(138)	251
ArcelorMittal	BCLY	1.000%	03/20/2016	2.189%	3,300	(170)	(180)	10
ArcelorMittal	BCLY	1.000%	09/20/2016	2.295%	600	(36)	(40)	4
ArcelorMittal	BNP	1.000%	03/20/2016	2.189%	1,600	(82)	(70)	(12)
ArcelorMittal	BOA	1.000%	03/20/2016	2.189%	6,200	(318)	(245)	(73)
ArcelorMittal	CSFB	1.000%	03/20/2016	2.189%	7,000	(360)	(355)	(5)
ArcelorMittal	GSC	1.000%	03/20/2016	2.189%	12,000	(616)	(516)	(100)
ArcelorMittal	HSBC	1.000%	03/20/2016	2.189%	1,000	(51)	(44)	(7)
ArcelorMittal	JPM	1.000%	03/20/2016	2.189%	400	(21)	(16)	(5)
ArcelorMittal	MSC	1.000%	03/20/2016	2.189%	6,400	(329)	(392)	63
Australia Government Bond	DUB	1.000%	06/20/2016	0.527%	24,300	559	588	(29)
Australia Government Bond	UBS	1.000%	09/20/2015	0.462%	5,500	124	140	(16)
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	0.644%	1,600	24	(9)	33
BHP Billiton Finance USA Ltd.	CSFB	1.000%	12/20/2015	0.676%	200	2	1	1
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.644%	16,100	240	(81)	321
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.644%	4,700	70	(43)	113
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	0.644%	7,800	116	(25)	141
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2015	0.676%	5,700	82	14	68
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	0.644%	1,500	22	(4)	26
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2016	0.767%	900	11	10	1
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.712%	3,900	47	0	47
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.712%	8,200	99	12	87
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.676%	13,500	174	32	142
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.676%	3,000	39	21	18
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.785%	1,500	15	3	12
BP Capital Markets America, Inc.	GSC	1.000%	06/20/2015	0.676%	5,000	65	12	53
BP Capital Markets America, Inc.	GSC	1.000%	03/20/2016	0.785%	2,500	25	5	20
BP Capital Markets America, Inc.	GSC	1.000%	06/20/2016	0.818%	8,700	78	78	0
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.235%	2,700	27	(46)	73
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.676%	2,600	34	5	29
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.785%	19,200	194	137	57
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%	7,500	13	(64)	77
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.006%	14,700	0	(124)	124
Brazil Government International Bond	CITI	1.000%	06/20/2015	0.938%	5,000	13	(97)	110
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%	39,800	(65)	(275)	210
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.006%	3,500	0	(33)	33
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.523%	7,600	(327)	(314)	(13)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%	3,400	6	(34)	40
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%	25,000	(41)	(153)	112
Brazil Government International Bond	HSBC	1.000%	06/20/2021	1.523%	8,400	(361)	(349)	(12)
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.876%	2,800	13	(25)	38
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%	8,500	15	(81)	96
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.006%	6,100	1	(45)	46
Brazil Government International Bond	UBS	1.000%	06/20/2015	0.938%	2,000	5	(24)	29
Canadian Natural Resources Ltd.	GSC	1.000%	12/20/2015	0.793%	6,000	56	18	38
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	0.745%	5,100	55	(17)	72
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.745%	5,100	55	(17)	72
Canadian Natural Resources Ltd.	MSC	1.000%	12/20/2015	0.793%	3,600	33	12	21
Caterpillar, Inc.	BNP	1.000%	03/20/2016	0.536%	9,200	199	126	73
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.536%	12,500	270	173	97
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.536%	5,200	112	71	41
China Government International Bond	BCLY	1.000%	06/20/2016	0.813%	10,200	94	154	(60)
China Government International Bond	DUB	1.000%	12/20/2015	0.749%	10,000	111	175	(64)
China Government International Bond	HSBC	1.000%	06/20/2015	0.685%	6,700	84	124	(40)
China Government International Bond	HSBC	1.000%	09/20/2015	0.712%	4,500	55	58	(3)

China Government International Bond	JPM	0.820%	12/20/2014	0.620%		12,000	85	0	85
China Government International Bond	JPM	1.000%	09/20/2015	0.712%		3,000	36	29	7
China Government International Bond	MSC	1.000%	06/20/2015	0.685%		17,000	213	298	(85)
China Government International Bond	RBS	0.750%	12/20/2014	0.620%		4,000	19	0	19
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		14,500	134	152	(18)
Codelco, Inc.	BCLY	1.000%	03/20/2012	0.425%		4,000	18	11	7
Comcast Corp.	RBS	1.000%	12/20/2015	0.748%		1,200	13	0	13
Credit Agricole S.A.	BCLY	1.000%	03/20/2016	1.238%	EUR	3,300	(49)	(168)	119
Credit Agricole S.A.	BCLY	3.000%	03/20/2016	2.661%		7,700	172	(395)	567
Daimler Finance North America LLC	BCLY	1.000%	03/20/2016	0.875%		$6,400	38	36	2
Daimler Finance North America LLC	CSFB	1.000%	03/20/2016	0.875%		11,600	69	62	7
Daimler Finance North America LLC	JPM	1.000%	03/20/2016	0.875%		3,900	23	23	0
E.ON International Finance BV	HSBC	1.000%	03/20/2016	0.715%		1,000	14	11	3
Emirate of Abu Dhabi Government Bond	BCLY	1.000%	09/20/2015	0.803%		5,000	42	(24)	66
Emirate of Abu Dhabi Government Bond	BCLY	1.000%	12/20/2015	0.845%		1,700	12	(7)	19
Emirate of Abu Dhabi Government Bond	CITI	1.000%	12/20/2015	0.845%		5,000	35	(32)	67
Emirate of Abu Dhabi Government Bond	CITI	1.000%	06/20/2016	0.915%		1,100	5	0	5
Emirate of Abu Dhabi Government Bond	CSFB	1.000%	06/20/2016	0.915%		5,000	22	10	12
Emirate of Abu Dhabi Government Bond	DUB	1.000%	12/20/2015	0.845%		1,800	12	(4)	16
Emirate of Abu Dhabi Government Bond	HSBC	1.000%	09/20/2015	0.803%		2,000	17	(8)	25
Emirate of Abu Dhabi Government Bond	JPM	1.000%	12/20/2015	0.845%		1,300	10	5	5
Emirate of Abu Dhabi Government Bond	MSC	1.000%	09/20/2015	0.803%		1,600	13	(8)	21
Emirate of Abu Dhabi Government Bond	MSC	1.000%	06/20/2016	0.915%		3,000	13	1	12
Emirate of Abu Dhabi Government Bond	RBS	1.000%	06/20/2015	0.772%		10,000	92	(53)	145
Emirate of Abu Dhabi Government Bond	RBS	1.000%	09/20/2015	0.803%		3,000	25	(14)	39
Emirate of Abu Dhabi Government Bond	RBS	1.000%	12/20/2015	0.845%		2,000	14	8	6
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		4,100	(91)	(162)	71
France Government Bond	CITI	0.250%	03/20/2016	0.739%		12,700	(281)	(510)	229
France Government Bond	GSC	0.250%	03/20/2016	0.739%		27,100	(601)	(1,072)	471
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2016	1.380%		1,500	(26)	(16)	(10)
Freeport-McMoRan Copper & Gold, Inc.	GSC	1.000%	06/20/2016	1.380%		7,100	(125)	(77)	(48)
Freeport-McMoRan Copper & Gold, Inc.	RBS	1.000%	03/20/2016	1.313%		12,500	(172)	(48)	(124)
Gazprom Via Gaz Capital S.A.	HSBC	1.000%	03/20/2012	0.701%		19,800	49	(36)	85
Gazprom Via Gazprom International S.A.	MSC	1.000%	03/20/2012	0.701%		4,100	10	0	10
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.207%		14,400	(123)	(420)	297
General Electric Capital Corp.	CITI	1.000%	09/20/2016	1.345%		500	(8)	(10)	2
General Electric Capital Corp.	CITI	1.000%	09/20/2019	1.517%		1,000	(36)	(102)	66
General Electric Capital Corp.	GSC	1.000%	12/20/2011	0.339%		1,100	4	0	4
General Electric Capital Corp.	UBS	1.000%	12/20/2011	0.339%		24,800	86	30	56
Groupe Danone	DUB	1.000%	03/20/2016	0.583%		2,100	41	34	7
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		600	5	(6)	11
Japan Government International Bond	GSC	1.000%	06/20/2015	0.719%		12,500	140	227	(87)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.749%		8,000	85	118	(33)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.832%		12,300	98	(127)	225
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		500	4	(6)	10
Japan Government International Bond	MSC	1.000%	03/20/2016	0.832%		2,000	16	(25)	41
Lafarge S.A.	BOA	1.000%	09/20/2016	2.581%		500	(35)	(38)	3
Lafarge S.A.	CSFB	1.000%	06/20/2016	2.416%		10,200	(652)	(686)	34
Lafarge S.A.	MSC	1.000%	06/20/2016	2.416%		1,700	(108)	(119)	11
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%		36,700	(577)	(1,905)	1,328
MetLife, Inc.	BOA	1.000%	03/20/2016	1.437%		2,600	(50)	(78)	28
MetLife, Inc.	BOA	1.000%	06/20/2021	1.815%		25,000	(1,609)	(1,593)	(16)
MetLife, Inc.	CITI	1.000%	03/20/2016	1.437%		3,400	(66)	(70)	4
MetLife, Inc.	CITI	1.000%	09/20/2016	1.544%		600	(16)	(18)	2
MetLife, Inc.	DUB	1.000%	12/20/2014	1.096%		15,000	(44)	(840)	796
MetLife, Inc.	DUB	1.000%	03/20/2016	1.437%		1,600	(31)	(39)	8
MetLife, Inc.	DUB	5.000%	09/20/2019	1.758%		1,100	250	134	116
MetLife, Inc.	GSC	1.000%	03/20/2015	1.176%		2,100	(13)	(118)	105
MetLife, Inc.	GSC	1.000%	12/20/2015	1.376%		16,600	(261)	(758)	497
MetLife, Inc.	JPM	1.000%	12/20/2015	1.376%		4,300	(67)	(192)	125
MetLife, Inc.	JPM	1.000%	03/20/2016	1.437%		1,400	(27)	(33)	6
MetLife, Inc.	UBS	1.000%	12/20/2015	1.376%		7,500	(118)	(370)	252
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%		3,800	11	(48)	59
Mexico Government International Bond	BCLY	1.000%	12/20/2015	0.980%		4,200	5	(66)	71
Mexico Government International Bond	BOA	1.000%	06/20/2016	1.042%		7,100	(12)	7	(19)
Mexico Government International Bond	CITI	1.000%	06/20/2016	1.042%		9,400	(16)	(31)	15
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.851%		2,500	14	(49)	63
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.943%		6,000	16	(60)	76
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%		6,000	(10)	0	(10)
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.012%		23,000	(6)	(76)	70

Mexico Government International Bond	HSBC	1.000%	06/20/2016	1.042%		6,000	(10)	6	(16)
Mexico Government International Bond	JPM	1.000%	06/20/2015	0.916%		800	3	0	3
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.042%		19,000	(32)	(9)	(23)
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.012%		27,000	(7)	(89)	82
National Bank of Abu Dhabi PJSC	BCLY	1.000%	03/20/2012	0.475%		3,500	15	11	4
National Bank of Abu Dhabi PJSC	GSC	1.000%	03/20/2012	0.475%		4,900	20	6	14
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.721%		800	64	0	64
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.639%		2,000	(103)	(88)	(15)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	0.577%		1,300	4	2	2
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		11,000	46	(136)	182
Petrobras International Finance Co.	HSBC	1.000%	12/20/2013	1.032%		8,800	(4)	(27)	23
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		1,200	5	(8)	13
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.797%		5,000	16	(28)	44
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		1,900	(22)	(61)	39
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.493%		1,600	36	(4)	40
Potash Corp. of Saskatchewan, Inc.	CITI	1.000%	12/20/2015	0.493%		5,000	112	(37)	149
Potash Corp. of Saskatchewan, Inc.	CSFB	1.000%	12/20/2015	0.493%		2,500	56	(18)	74
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.493%		3,100	69	(11)	80
Prudential Financial, Inc.	BNP	1.000%	12/20/2011	0.329%		1,400	5	(3)	8
Republic of Italy Government Bond	UBS	1.000%	12/20/2015	1.631%		7,100	(185)	(260)	75
Rio Tinto Finance USA Ltd.	BCLY	1.000%	09/20/2015	0.828%		1,900	14	(4)	18
Rogers Communications, Inc.	CSFB	1.000%	06/20/2016	0.776%		3,000	33	20	13
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.776%		2,600	29	19	10
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.776%		3,700	41	25	16
Royal Bank of Scotland Group PLC	CSFB	3.000%	06/20/2018	3.994%	EUR	10,700	(846)	(195)	(651)
Royal Bank of Scotland Group PLC	DUB	3.000%	06/20/2018	3.994%		1,400	(110)	(25)	(85)
Russia Government International Bond	CITI	1.000%	06/20/2015	1.205%		$9,500	(72)	(136)	64
Russia Government International Bond	CITI	1.000%	03/20/2016	1.341%		21,900	(330)	(236)	(94)
Russia Government International Bond	HSBC	1.000%	03/20/2016	1.341%		14,600	(220)	(199)	(21)
Russia Government International Bond	MSC	1.000%	12/20/2014	1.116%		1,500	(6)	(56)	50
Russia Government International Bond	MSC	1.000%	06/20/2016	1.384%		12,300	(218)	(167)	(51)
Russia Government International Bond	RBS	1.000%	03/20/2016	1.341%		22,000	(331)	(227)	(104)
Russia Government International Bond	UBS	1.000%	06/20/2015	1.205%		10,000	(76)	(152)	76
Russia Government International Bond	UBS	1.000%	06/20/2016	1.384%		9,000	(161)	(117)	(44)
RZD Capital Ltd.	MSC	1.000%	03/20/2016	2.197%		300	(14)	(16)	2
RZD Capital Ltd.	RBS	1.000%	03/20/2016	2.197%		400	(18)	(21)	3
Shell International Finance BV	BCLY	1.000%	09/20/2015	0.528%		32,700	648	377	271
Shell International Finance BV	CSFB	1.000%	12/20/2015	0.556%		2,400	47	41	6
Shell International Finance BV	CSFB	1.000%	09/20/2016	0.636%		300	6	6	0
Shell International Finance BV	DUB	1.000%	09/20/2015	0.528%		13,700	271	157	114
Shell International Finance BV	JPM	1.000%	03/20/2016	0.581%		14,000	273	269	4
SLM Corp.	CITI	5.000%	09/20/2011	0.708%		1,000	11	(45)	56
SLM Corp.	JPM	5.000%	09/20/2011	0.708%		400	5	(3)	8
SLM Corp.	MSC	5.000%	09/20/2011	0.708%		5,000	56	(400)	456
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.859%		3,000	19	(18)	37
South Korea Government Bond	BCLY	1.000%	06/20/2016	0.973%		10,500	16	25	(9)
South Korea Government Bond	BOA	1.000%	06/20/2016	0.973%		5,700	9	11	(2)
South Korea Government Bond	CSFB	0.930%	12/20/2014	0.761%		1,000	6	0	6
South Korea Government Bond	CSFB	1.000%	12/20/2015	0.902%		5,000	23	59	(36)
South Korea Government Bond	DUB	0.920%	12/20/2014	0.761%		2,200	13	0	13
South Korea Government Bond	DUB	1.000%	06/20/2015	0.830%		7,500	51	79	(28)
South Korea Government Bond	DUB	1.000%	06/20/2016	0.973%		8,800	14	19	(5)
South Korea Government Bond	JPM	0.930%	12/20/2014	0.761%		800	5	0	5
South Korea Government Bond	JPM	1.000%	09/20/2015	0.859%		1,600	10	(6)	16
South Korea Government Bond	JPM	1.000%	12/20/2015	0.902%		13,900	63	(10)	73
South Korea Government Bond	UBS	1.000%	09/20/2011	0.396%		3,000	5	11	(6)
South Korea Government Bond	UBS	1.000%	09/20/2015	0.859%		9,400	57	(31)	88
South Korea Government Bond	UBS	1.000%	12/20/2015	0.902%		6,800	31	64	(33)
Spain Government International Bond	BNP	1.000%	03/20/2016	2.571%		5,000	(332)	(309)	(23)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%		5,400	(379)	(368)	(11)
Spain Government International Bond	DUB	1.000%	03/20/2016	2.571%		5,100	(339)	(312)	(27)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		13,000	(863)	(797)	(66)
Spain Government International Bond	HSBC	1.000%	03/20/2016	2.571%		7,500	(498)	(456)	(42)
Spain Government International Bond	MSC	1.000%	06/20/2016	2.589%		3,500	(245)	(241)	(4)
Teck Resources Ltd.	BCLY	1.000%	12/20/2015	1.228%		3,600	(33)	(53)	20
Teck Resources Ltd.	CITI	1.000%	09/20/2016	1.423%		1,500	(28)	(32)	4
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	1.567%		4,400	(104)	(102)	(2)
Tesco PLC	HSBC	1.000%	03/20/2016	0.754%		4,100	47	52	(5)
TNK-BP Finance S.A.	HSBC	1.000%	03/20/2012	0.819%		7,100	11	(13)	24
Tokyo Electric Power Co., Inc.	UBS	1.000%	06/20/2012	18.803%	JPY	300,000	(552)	(333)	(219)

Total Capital S.A.	CITI	1.000%	09/20/2015	0.444%		$10,000	234	144	90
Total Capital S.A.	GSC	1.000%	09/20/2015	0.444%		1,500	35	22	13
Total Capital S.A.	JPM	1.000%	09/20/2015	0.444%		7,300	170	101	69
Total Capital S.A.	MSC	1.000%	09/20/2015	0.444%		7,500	175	111	64
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.518%		2,000	36	10	26
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.518%		5,500	98	13	85
Toyota Motor Credit Corp.	CITI	1.000%	06/20/2016	0.915%		2,000	9	(5)	14
Toyota Motor Credit Corp.	CSFB	1.000%	06/20/2016	0.915%		7,900	35	(33)	68
Toyota Motor Credit Corp.	HSBC	1.000%	06/20/2016	0.915%		11,000	48	(65)	113
Transocean, Inc.	CSFB	5.000%	03/20/2012	0.363%		1,500	53	5	48
Transocean, Inc.	CSFB	5.000%	09/20/2012	0.532%		1,400	80	(17)	97
Transocean, Inc.	DUB	5.000%	03/20/2012	0.363%		3,600	127	14	113
United Kingdom Gilt	BNP	1.000%	09/20/2015	0.502%		800	16	12	4
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		3,000	61	33	28
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		6,700	137	99	38
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		2,600	52	45	7
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		8,300	166	144	22
Xstrata Finance Canada Ltd.	BCLY	1.000%	03/20/2016	1.552%	EUR	3,600	(124)	(90)	(34)
Xstrata Finance Canada Ltd.	MSC	1.000%	03/20/2016	1.552%		5,900	(202)	(143)	(59)

							$(9,589)	$(19,007)	$9,418

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	BCLY	1.000%	06/20/2016	$295,000	$1,191	$591	$600
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	258,000	1,042	1,119	(77)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016	100,000	404	441	(37)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	2,900	12	6	6
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016	120,400	486	295	191
CDX.IG-16 5-Year Index	UBS	1.000%	06/20/2016	90,000	364	297	67
MCDX-16 10-Year Index	DUB	1.000%	06/20/2021	8,500	(325)	(387)	62

					$3,174	$2,362	$812

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.700%	12/15/2015	CITI	$53,400	$(199)	$(160)	$(39)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA	62,500	450	(109)	559
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI	23,000	317	(108)	425
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM	32,300	444	(149)	593
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC	176,900	2,433	(767)	3,200
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB	21,700	(782)	(174)	(608)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	29,400	(643)	(163)	(480)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	BOA	6,000	138	138	0

						$2,158	$(1,492)	$3,650

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$96,800	$368	$133

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	875	$183	$(194)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	560	181	(120)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	99	33	(42)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	99	46	(9)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	963	759	(728)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	754	658	(205)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	754	322	(460)

				$2,182	$(1,758)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$207,200	$368	$(121)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	456,300	3,668	(2,403)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	51,600	462	(198)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,900	144	(49)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	43,200	423	(215)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.800%	08/24/2011	65,000	130	(101)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.500%	08/24/2011	65,000	258	(151)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	170,000	1,008	(1,023)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	80,300	908	(703)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	89,700	454	(192)

							$7,823	$(5,156)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		$39,900	$156	$(89)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		39,900	183	(20)
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	09/21/2011		32,200	82	(55)
Put - OTC CDX.IG-16 5-Year Index	BNP	Sell	1.000%	12/21/2011		50,000	445	(330)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	09/21/2011		66,100	172	(112)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011		13,500	61	(17)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011		100,100	470	(392)
Put - OTC CDX.IG-16 5-Year Index	UBS	Sell	1.200%	12/21/2011		100,000	480	(391)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	60,300	414	(121)

							$2,463	$(1,527)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$37,200	$197	$(241)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	30,300	154	(196)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	128,400	1,436	(2,081)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	89,200	970	(1,462)

					$2,757	$(3,980)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$(58)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	(60)

						$431	$(118)

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,634	07/2011	BNP	$0	$(1)	$(1)
Sell		3,449	07/2011	DUB	0	(94)	(94)
Buy	BRL	11,523	08/2011	BCLY	128	0	128
Sell		11,523	08/2011	UBS	0	(207)	(207)
Sell		11,523	09/2011	BCLY	0	(126)	(126)
Buy	EUR	223	07/2011	BCLY	0	(1)	(1)
Buy		915	07/2011	BNP	20	0	20
Buy		4,043	07/2011	BOA	164	0	164
Sell		3,863	07/2011	CITI	99	0	99
Sell		29,456	07/2011	CSFB	0	(217)	(217)
Sell		24,302	07/2011	JPM	0	(163)	(163)
Sell		1,410	07/2011	RBC	0	(28)	(28)
Sell		19,999	07/2011	RBS	0	(178)	(178)
Sell	GBP	7,124	09/2011	RBC	98	0	98
Sell		17,631	09/2011	UBS	678	0	678
Sell	HKD	12,094	09/2011	CITI	4	0	4
Buy	MXN	29,795	07/2011	HSBC	144	0	144
Sell		29,794	07/2011	MSC	31	0	31
Sell		29,795	11/2011	CITI	12	0	12
Buy		29,794	11/2011	MSC	0	(27)	(27)

					$1,378	$(1,042)	$336

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,380	$0	$4,380
Corporate Bonds & Notes
Banking & Finance	0	2,594,314	0	2,594,314
Industrials	0	3,341,096	142,070	3,483,166
Utilities	0	1,067,967	0	1,067,967
Convertible Bonds & Notes
Industrials	0	15,941	0	15,941
Municipal Bonds & Notes
Arizona	0	3,117	0	3,117
California	0	378,434	0	378,434
District of Columbia	0	3,956	0	3,956
Florida	0	7,819	0	7,819
Georgia	0	8,596	0	8,596
Illinois	0	8,695	0	8,695
Indiana	0	5,198	0	5,198
Iowa	0	4,088	0	4,088
Massachusetts	0	10,858	0	10,858
Mississippi	0	3,337	0	3,337
New Jersey	0	45,525	0	45,525
New York	0	162,680	0	162,680
North Carolina	0	3,192	0	3,192
Ohio	0	86,968	0	86,968
Pennsylvania	0	17,053	0	17,053
Tennessee	0	11,746	0	11,746
Texas	0	99,864	0	99,864
Washington	0	5,959	0	5,959
U.S. Treasury Obligations	0	401,919	0	401,919
Sovereign Issues	0	116,669	0	116,669
Convertible Preferred Securities
Banking & Finance	8	0	0	8
Short-Term Instruments
Repurchase Agreements	0	7,136	0	7,136
U.S. Treasury Bills	0	18,057	0	18,057
PIMCO Short-Term Floating NAV Portfolio	117,603	0	0	117,603
Purchased Options
Interest Rate Contracts	0	133	0	133
	$117,611	$8,434,697	$142,070	$8,694,378

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	13,821	5	13,826
Foreign Exchange Contracts	0	1,378	0	1,378
Interest Rate Contracts	1,846	4,777	0	6,623
	$1,846	$19,976	$5	$21,827

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,123)	0	(5,123)
Foreign Exchange Contracts	0	(1,042)	0	(1,042)
Interest Rate Contracts	(5,595)	(8,041)	(4,098)	(17,734)

	$(5,595)	$(14,206)	$(4,098)	$(23,899)

Totals	$113,862	$8,440,467	$137,977	$8,692,306

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$127,873	$20,260	$(1,945)	$(79)	$26	$(566)	$0	$(3,499)	$142,070	$(528)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$11	$0	$0	$0	$0	$(1)	$0	$(5)	$5	$(1)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,649)	$138	$0	$(138)	$0	$551	$0	$0	$(4,098)	$551

Totals	$123,235	$20,398	$(1,945)	$(217)	$26	$(16)	$0	$(3,504)	$137,977	$22

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,773	$1,887

Total Corporate Bonds & Notes (Cost $1,773)		1,887

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	705

Total Municipal Bonds & Notes (Cost $1,325)		705

U.S. GOVERNMENT AGENCIES 127.1%
Fannie Mae
0.000% due 08/25/2022 (c)	10	10
0.246% due 12/25/2036 - 07/25/2037	4,300	4,243
0.336% due 10/25/2035	5,610	5,490
0.367% due 04/25/2035	1,883	1,868
0.386% due 03/25/2035 - 10/27/2037	48,318	48,027
0.406% due 07/25/2032 - 09/26/2033	407	398
0.446% due 06/25/2032	5	5
0.466% due 10/25/2033	1	1
0.486% due 12/25/2028	40	40
0.546% due 02/25/2033	45	43
0.586% due 02/25/2028 - 06/25/2032	1,372	1,368
0.596% due 04/25/2036	1,535	1,542
0.636% due 10/18/2030	84	84
0.656% due 12/25/2040	43,325	43,350
0.666% due 12/25/2040	104,092	104,062
0.686% due 03/25/2017 - 01/25/2041	233,804	234,154
0.719% due 09/18/2027	195	196
0.766% due 08/25/2037	21,615	21,746
0.769% due 06/25/2018	3	3
0.786% due 05/25/2036	2,349	2,352
0.836% due 09/25/2023	102	103
1.086% due 04/25/2032 - 04/25/2037	25,503	25,797
1.119% due 04/25/2021	1	1
1.319% due 05/25/2023	52	53
1.495% due 08/01/2042 - 10/01/2044	5,905	5,910
1.519% due 11/25/2021	29	30
1.695% due 10/01/2030 - 12/01/2040	736	749
1.738% due 03/01/2035	647	659
2.035% due 09/01/2035	961	1,004
2.110% due 05/01/2035	318	329
2.125% due 04/01/2033	116	120
2.180% due 04/01/2022	59	61
2.202% due 02/01/2035	888	925
2.255% due 11/01/2035	1,104	1,131
2.264% due 01/01/2030	38	38
2.296% due 06/01/2023	27	28
2.325% due 11/01/2026	105	110
2.327% due 03/01/2025	19	20
2.329% due 01/01/2035	485	508
2.348% due 02/01/2026	11	11
2.355% due 10/01/2028 - 04/01/2030	78	82
2.360% due 03/01/2035	418	439
2.383% due 02/01/2034	301	315
2.390% due 05/01/2029	17	17
2.394% due 02/01/2032	950	994
2.395% due 09/01/2028	3	3
2.409% due 11/01/2025	66	69
2.410% due 11/01/2035	49	51
2.422% due 12/01/2031	16	17
2.425% due 04/01/2030	17	17
2.426% due 03/01/2024	31	31
2.441% due 11/01/2025	138	145
2.455% due 04/01/2030	52	53
2.456% due 06/01/2035	84	88
2.487% due 12/01/2035	158	165
2.509% due 02/01/2027	84	88
2.516% due 06/01/2032	291	305
2.518% due 09/01/2031	40	42
2.520% due 04/01/2032	6	6
2.525% due 03/01/2030 - 05/01/2030	350	355
2.526% due 08/01/2029	69	72
2.527% due 07/01/2032	72	73
2.531% due 06/01/2035	6,901	7,218
2.534% due 05/25/2035	634	660
2.545% due 06/01/2019	5	5
2.550% due 02/01/2035	200	211
2.551% due 05/01/2027	127	133
2.566% due 07/01/2024	3	3
2.580% due 11/01/2031	39	41
2.597% due 05/01/2026	25	26
2.606% due 07/01/2035	506	533
2.616% due 09/01/2035	2,201	2,279
2.625% due 06/01/2026	9	9
2.645% due 07/01/2030	26	27
2.652% due 09/01/2030 - 04/01/2035	179	190
2.694% due 08/01/2035	396	417
2.695% due 07/01/2034	410	431
2.700% due 07/01/2017 - 11/01/2017	7	7
2.702% due 10/01/2016 - 10/01/2031	126	128
2.707% due 09/01/2017	223	227
2.710% due 03/01/2017	1	1
2.719% due 05/01/2019 - 10/01/2023	36	36
2.728% due 05/01/2036	248	254
2.735% due 12/01/2029	4	4
2.748% due 11/01/2017	13	13
2.750% due 12/01/2023	33	35
2.774% due 02/01/2021	61	62
2.782% due 12/01/2027	29	31
2.788% due 07/01/2027 - 07/01/2035	270	283
2.826% due 05/01/2019	135	137
2.845% due 02/01/2024	111	115
2.870% due 10/01/2035	295	310
2.875% due 07/01/2017	2	2
2.885% due 04/01/2019	44	45
2.907% due 05/01/2030	79	83
2.911% due 03/01/2018	6	6
2.968% due 08/01/2024	3	3
3.000% due 08/01/2023	14	15
3.125% due 06/01/2017	38	38
3.143% due 02/01/2017	163	169
3.162% due 12/01/2017	120	125
3.250% due 06/01/2017	4	4
3.361% due 02/01/2015	28	28
3.395% due 09/01/2030	24	24
3.459% due 05/01/2036	2,691	2,729
3.465% due 08/01/2029	49	50
3.498% due 09/01/2027	3	3
3.500% due 08/01/2017 - 07/01/2041	284,623	280,126
3.503% due 11/01/2017	4	4
3.572% due 08/01/2026	25	26
3.601% due 06/01/2030	103	107
3.727% due 05/01/2036	26	26
3.730% due 10/01/2016	28	28
3.802% due 06/01/2029	14	14
3.902% due 05/01/2036	19	20
4.000% due 07/01/2019 - 08/01/2041	509,777	516,695
4.026% due 05/01/2036	55	59
4.105% due 01/01/2026	16	17
4.122% due 02/01/2026	43	45
4.145% due 06/01/2029	26	27
4.305% due 04/01/2020	91	91
4.333% due 11/01/2028	578	593
4.372% due 08/01/2028	200	205
4.383% due 11/01/2028	325	333
4.432% due 02/01/2028	244	250
4.500% due 12/01/2019 - 08/01/2041	575,790	600,135
4.535% due 01/01/2028	13	13
4.644% due 02/01/2031	470	482
4.745% due 09/01/2035	191	204
4.764% due 03/01/2035	212	223
4.774% due 09/01/2034	119	127
4.785% due 11/01/2035	2,666	2,847
4.875% due 05/01/2019	11	11
4.958% due 01/01/2029	21	22
4.982% due 07/01/2024 - 09/01/2034	560	587
4.996% due 01/01/2024	6	6
5.000% due 04/01/2017 - 08/01/2041	336,793	360,593
5.026% due 05/01/2035	1,043	1,118
5.075% due 12/01/2030	491	508
5.158% due 10/01/2035	306	325
5.195% due 02/01/2025	41	41
5.313% due 02/01/2031	212	214
5.333% due 02/01/2030	398	424
5.337% due 11/01/2035	426	459
5.489% due 02/01/2031	162	173
5.500% due 04/01/2016 - 08/01/2041	473,797	514,564
5.514% due 09/01/2020	19	20
5.609% due 02/01/2036	449	485
5.700% due 08/01/2018	300	322
5.750% due 11/01/2024	2	2
5.800% due 11/01/2011	1,723	1,723
5.950% due 02/25/2044	19	19
6.000% due 03/25/2017 - 07/01/2041	383,495	422,766
6.250% due 12/25/2013	347	363
6.290% due 02/25/2029	1,500	1,707
6.300% due 06/25/2031 - 10/17/2038	5,432	6,216
6.350% due 06/25/2020	882	916
6.390% due 05/25/2036	16	16
6.410% due 08/01/2016	879	928
6.450% due 09/01/2016	3,228	3,378

6.500% due 10/01/2011 - 07/01/2041	106,115	120,198
6.589% due 10/25/2031	26	29
6.703% due 08/01/2028	1,292	1,404
6.850% due 12/18/2027	1,061	1,209
6.875% due 02/01/2018	73	73
6.988% due 01/01/2030	253	272
7.000% due 01/01/2013 - 06/01/2037	2,274	2,588
7.491% due 08/01/2014	4	4
7.500% due 12/01/2012 - 07/25/2041	2,453	2,808
7.730% due 01/01/2025	883	985
7.800% due 10/25/2022 - 06/25/2026	123	139
8.000% due 06/01/2015 - 08/01/2030	33	37
8.200% due 04/25/2025	48	55
8.500% due 11/01/2017	81	90
8.549% due 06/25/2032	152	157
8.750% due 11/25/2019 - 06/25/2021	136	157
9.000% due 04/01/2016 - 11/01/2025	87	100
9.000% due 05/25/2022 - 06/25/2022 (b)	36	7
9.500% due 11/25/2020 - 04/01/2025	280	328
510.000% due 09/25/2019 (b)	0	2
839.670% due 08/25/2020 (b)	0	1
Farmer Mac
6.771% due 01/25/2013	1,545	1,540
8.312% due 04/25/2030	752	744
FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	6,499	6,499
Federal Housing Administration
0.000% due 12/01/2018	649	649
6.875% due 12/01/2016	192	191
6.896% due 07/01/2020	235	234
6.997% due 09/01/2019	12	12
7.430% due 07/01/2018 - 07/01/2024	4,442	4,422
7.430% due 12/01/2018 (a)	85	85
7.450% due 05/01/2021	873	870
Freddie Mac
0.337% due 08/15/2018 - 10/15/2020	14,931	14,917
0.387% due 03/15/2031 - 09/15/2035	693	692
0.417% due 02/15/2019	4,609	4,612
0.426% due 07/25/2031	43	40
0.436% due 05/25/2031	279	272
0.437% due 07/15/2034	83	83
0.466% due 09/25/2031	307	291
0.487% due 05/15/2036	187	188
0.537% due 12/15/2029 - 12/15/2030	1,445	1,446
0.587% due 03/15/2017 - 06/15/2018	2,110	2,111
0.637% due 08/15/2029 - 08/15/2032	26,539	26,501
0.638% due 03/15/2024 - 09/15/2026	478	478
0.657% due 11/15/2040	52,862	52,889
0.667% due 10/15/2040	93,445	93,405
0.687% due 02/15/2028 - 11/15/2040	77,081	77,480
0.688% due 05/15/2023	1	1
0.727% due 10/15/2037	31,152	31,419
0.737% due 03/15/2032	5	5
0.767% due 07/15/2037	5,282	5,313
0.787% due 08/15/2035	8,003	8,084
0.887% due 06/15/2036	346	346
1.137% due 04/15/2031	4,258	4,263
1.187% due 06/15/2031	279	282
1.387% due 07/15/2027	1,438	1,439
1.695% due 07/25/2044	19,186	18,729
1.750% due 01/01/2017 - 10/01/2024	21	21
1.790% due 10/01/2023	660	674
2.210% due 04/01/2025	31	32
2.250% due 04/01/2018	16	16
2.285% due 03/01/2033	224	234
2.325% due 09/01/2027	16	17
2.351% due 10/01/2018	3	3
2.375% due 10/01/2024	123	128
2.385% due 10/01/2027	24	24
2.387% due 11/01/2027 - 01/01/2028	281	294
2.442% due 06/01/2022	38	38
2.450% due 09/01/2027	42	43
2.469% due 09/01/2026	202	212
2.473% due 12/01/2032	114	119
2.476% due 09/01/2028	30	30
2.477% due 04/01/2029	46	49
2.484% due 06/01/2022	4	4
2.485% due 11/01/2027	5	6
2.490% due 10/01/2023	58	61
2.494% due 06/01/2024	24	25
2.495% due 07/01/2024 - 04/01/2031	68	69
2.499% due 03/01/2032	77	81
2.500% due 03/01/2033	77	78
2.513% due 02/01/2031 - 11/01/2031	16	17
2.515% due 08/01/2029	36	37
2.520% due 02/01/2029	242	255
2.532% due 07/01/2028	334	351
2.536% due 08/01/2027	12	12
2.549% due 12/01/2035	2,506	2,640
2.570% due 11/01/2029	1,378	1,448
2.575% due 06/01/2030	3	3
2.578% due 10/01/2036	595	627
2.583% due 12/01/2029	242	254
2.585% due 12/01/2026	17	18
2.589% due 06/01/2028	78	82
2.598% due 07/01/2029	32	34
2.601% due 02/01/2029	146	154
2.606% due 08/01/2031	14	14
2.613% due 11/01/2027	122	123
2.625% due 08/01/2031	1	1
2.642% due 09/01/2024	25	27
2.643% due 02/01/2027	404	425
2.652% due 10/01/2024	95	100
2.677% due 05/01/2032	335	337
2.690% due 05/01/2032	33	33
2.700% due 05/01/2019 - 03/01/2027	20	20
2.702% due 05/01/2017 - 05/01/2032	587	614
2.714% due 07/01/2030	251	261
2.716% due 07/01/2027	55	58
2.725% due 05/01/2032	10	10
2.729% due 08/01/2030	10	10
2.740% due 10/01/2035	573	603
2.749% due 10/01/2027	38	40
2.767% due 07/01/2030	18	18
2.865% due 02/01/2027	39	40
2.969% due 08/01/2018	49	51
3.022% due 11/01/2034	445	470
3.250% due 12/01/2018	3	3
3.372% due 07/01/2019	59	59
3.375% due 04/01/2019	17	17
3.443% due 08/15/2032	941	955
3.500% due 12/15/2022 - 07/15/2032	102	105
4.000% due 03/15/2023 - 07/01/2041	276,176	275,871
4.125% due 09/01/2018	7	7
4.500% due 09/01/2038 - 07/01/2041	409,553	422,969
4.700% due 03/01/2029	90	91
5.000% due 11/15/2017 - 07/01/2041	429,330	456,581
5.037% due 08/01/2035	750	795
5.215% due 03/01/2035	306	309
5.500% due 03/15/2017 - 07/01/2041	455,187	492,568
6.000% due 03/01/2017 - 07/01/2041	225,535	248,144
6.250% due 12/15/2028	914	1,006
6.500% due 08/01/2016 - 10/25/2043	21,035	23,728
7.000% due 11/15/2020 - 12/01/2032	956	1,082
7.000% due 10/25/2023 (b)	76	16
7.400% due 02/01/2021	215	213
7.500% due 03/01/2022 - 01/15/2030	317	318
7.500% due 08/15/2029 (b)	17	4
7.645% due 05/01/2025	777	886
8.000% due 11/01/2013 - 09/01/2030	46	50
8.500% due 11/15/2018 - 08/01/2027	214	249
9.000% due 12/15/2020 - 02/15/2021	196	200
9.050% due 06/15/2019	40	46
9.500% due 12/15/2020 - 06/01/2021	219	220
9.500% due 11/01/2021 (b)	19	4
Ginnie Mae
0.386% due 05/16/2030 - 02/16/2032	534	533
0.486% due 12/16/2026 - 01/16/2031	721	722
0.535% due 06/20/2032	258	258
0.586% due 06/16/2031 - 03/16/2032	759	761
0.636% due 10/16/2030	27	27
0.686% due 02/16/2030 - 04/16/2032	573	574
0.736% due 12/16/2025	411	413
0.786% due 02/16/2030	68	69
0.836% due 02/16/2030	59	59
1.012% due 01/20/2060	14,186	14,348
1.136% due 03/20/2031	2,668	2,678
1.185% due 02/20/2031	1,629	1,594
1.337% due 01/20/2059	1,100	1,094
1.358% due 10/20/2058	974	969
1.364% due 08/20/2058	2,500	2,486

1.750% due 02/20/2032	354	364
1.802% due 03/16/2051 (b)	55,606	4,307
1.875% due 11/20/2031	1,302	1,340
2.000% due 10/20/2028 - 12/20/2032	2,473	2,549
2.125% due 12/20/2027 - 01/20/2030	34	35
2.250% due 01/20/2028 - 03/20/2030	615	636
2.375% due 01/20/2022 - 03/20/2028	2,516	2,605
2.500% due 12/20/2020 - 10/20/2025	61	63
2.625% due 08/20/2017 - 07/20/2035	27,600	28,625
3.000% due 10/20/2018 - 01/20/2034	7,296	7,581
3.375% due 04/20/2017 - 04/20/2033	18,387	19,176
3.500% due 03/20/2016 - 07/01/2041	69,520	67,418
3.875% due 04/20/2019	15	16
4.000% due 11/20/2018 - 08/01/2041	353,011	359,110
4.500% due 12/15/2037 - 07/01/2041	129,978	137,416
5.000% due 08/01/2041	169,000	182,626
5.500% due 05/15/2031 - 07/01/2041	177,150	195,218
6.000% due 10/15/2023 - 07/01/2041	101,106	112,754
6.250% due 03/16/2029	2,141	2,339
6.500% due 10/15/2023 - 07/01/2041	34,049	38,718
7.000% due 09/15/2012 - 02/16/2029	901	998
7.106% due 03/16/2041	4,078	4,683
7.500% due 02/15/2017 - 11/15/2031	1,433	1,611
7.750% due 10/15/2025	18	21
8.000% due 08/15/2011 - 09/20/2031	4,028	4,380
8.500% due 06/15/2027 - 03/20/2031	950	1,150
9.000% due 04/15/2020 - 08/20/2030	73	82
9.500% due 12/15/2021	42	50
NCUA Guaranteed Notes
0.660% due 11/05/2020	206,672	206,350
0.750% due 12/08/2020	85,927	86,417
Small Business Administration
5.370% due 04/01/2028	9,756	10,657
5.490% due 05/01/2028	12,223	13,346
5.870% due 05/01/2026 - 07/01/2028	9,666	10,699
6.220% due 12/01/2028	1,649	1,832
6.344% due 08/01/2011	20	20
7.190% due 12/01/2019	125	139
7.220% due 11/01/2020	475	529
Vendee Mortgage Trust
6.500% due 03/15/2029	1,680	1,921
6.817% due 01/15/2030	536	620

Total U.S. Government Agencies (Cost $7,127,026)		7,211,851

MORTGAGE-BACKED SECURITIES 16.4%
Adjustable Rate Mortgage Trust
2.874% due 09/25/2035	2,338	1,710
American Home Mortgage Assets
0.376% due 10/25/2046	2,872	1,510
0.476% due 08/25/2037	12,942	1,888
American Home Mortgage Investment Trust
0.426% due 05/25/2047	3,348	480
2.432% due 02/25/2045	2,263	2,032
Banc of America Funding Corp.
0.476% due 05/20/2035	1,799	1,048
5.753% due 10/25/2036 (a)	3,905	2,525
5.837% due 01/25/2037	3,183	2,073
Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034	16	15
2.841% due 06/20/2031	274	249
2.881% due 02/25/2036	1,508	1,212
2.929% due 07/25/2033	216	210
3.459% due 07/20/2032	50	33
6.500% due 10/25/2031	71	72
BCAP LLC Trust
5.500% due 11/26/2035	19,000	19,187
Bear Stearns Adjustable Rate Mortgage Trust
2.707% due 08/25/2033	2,122	2,087
2.725% due 04/25/2034	16	14
2.750% due 01/25/2034	9	7
2.754% due 08/25/2033	1,551	1,518
2.768% due 02/25/2033	16	14
3.279% due 11/25/2030	8	8
Bear Stearns Alt-A Trust
2.652% due 05/25/2035	1,015	803
4.189% due 08/25/2036 (a)	7,146	1,675
4.627% due 11/25/2036	1,436	915
4.838% due 11/25/2036	1,264	749
5.142% due 11/25/2036	744	466
Bear Stearns Commercial Mortgage Securities
5.905% due 06/11/2040	400	428
7.000% due 05/20/2030	1,777	1,948
Bear Stearns Mortgage Securities, Inc.
3.562% due 06/25/2030	15	15
Bear Stearns Structured Products, Inc.
5.027% due 12/26/2046	3,088	2,060
Bella Vista Mortgage Trust
0.436% due 05/20/2045	875	487
CC Mortgage Funding Corp.
0.366% due 05/25/2036	578	364
0.436% due 08/25/2035	1,077	751
0.830% due 01/25/2035	710	357
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	20	21
6.500% due 02/25/2024	337	336
Citigroup Commercial Mortgage Trust
5.823% due 12/10/2049	5,600	5,897
5.886% due 12/10/2049	100	109
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035	1,310	1,251
2.660% due 12/25/2035	35	32
2.869% due 08/25/2035	2,174	1,103
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	250	273
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,805	2,072
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	1	1
Commercial Mortgage Pass-Through Certificates
2.608% due 07/10/2046 (b)	95,371	7,922
2.641% due 07/10/2046 (b)	58,857	6,438
4.867% due 05/10/2043	17,235	18,155
5.306% due 12/10/2046	1,900	2,036
Community Program Loan Trust
4.500% due 10/01/2018	133	135
Countrywide Alternative Loan Trust
0.336% due 05/20/2046	14	13
0.356% due 01/25/2037	1,072	582
0.376% due 11/25/2046	4,444	2,617
0.386% due 05/25/2036	794	458
0.386% due 07/20/2046	1,877	798
0.396% due 05/25/2035	2,292	1,434
0.396% due 03/20/2046	3,848	2,199
0.396% due 07/25/2046	3,772	2,393
0.406% due 05/25/2035	433	238
0.416% due 08/25/2046	2,451	498
0.436% due 05/25/2035	619	247
0.436% due 09/25/2046	4,050	684
0.436% due 10/25/2046	2,146	784
0.446% due 07/25/2046	2,850	451
0.456% due 05/25/2036	2,226	566
0.466% due 12/25/2035	594	397
0.466% due 09/20/2046	8,850	1,250
0.526% due 10/25/2046	2,250	139
0.536% due 06/25/2037	4,096	569
0.536% due 06/25/2047	392	74
0.556% due 11/25/2035	1,045	233
0.606% due 12/25/2035	1,410	472
6.000% due 10/25/2032	126	131
6.250% due 11/25/2036	3,762	2,946
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	2,464	1,686
0.476% due 04/25/2035	1,661	1,060
0.486% due 04/25/2046	3,404	671
0.496% due 03/25/2035	3,941	2,385
0.516% due 02/25/2035	1,476	1,097
0.526% due 02/25/2035	39	28
0.526% due 03/25/2036	1,327	540
0.536% due 02/25/2036	2,042	665
0.586% due 03/25/2035	935	197
2.250% due 07/19/2031	9	8
2.320% due 09/25/2034	876	555
2.741% due 11/19/2033	22	21
2.923% due 08/25/2034	1,360	1,017
2.991% due 11/19/2033	44	34
5.321% due 02/20/2036	1,623	1,167
5.684% due 09/25/2047	2,797	1,911
Credit Suisse First Boston Mortgage Securities Corp.
0.196% due 08/15/2038 (b)	280,791	407
2.444% due 06/25/2033	61	58
4.666% due 03/15/2036	212	217
4.832% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022	1,978	1,922
0.417% due 10/15/2021	994	955
5.361% due 09/15/2039	15,638	15,625
5.579% due 04/25/2037	3,696	2,082
5.613% due 07/26/2037	15,166	15,231
5.695% due 04/16/2049	4,600	4,944
5.905% due 06/15/2039	3,500	3,707
DBUBS Mortgage Trust
1.535% due 07/12/2044	8,000	7,963
Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047	27,886	27,841

DLJ Mortgage Acceptance Corp.
2.266% due 11/25/2023	15	15
Extended Stay America Trust
3.330% due 01/05/2013 (b)	80,124	3,552
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,452
8.970% due 09/18/2027	4,000	1,974
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	1,144	1,104
First Nationwide Trust
6.750% due 08/21/2031	47	49
First Republic Mortgage Loan Trust
0.537% due 11/15/2031	5,731	5,531
1.138% due 11/15/2031	1,365	1,067
3.423% due 06/25/2030	3,792	3,686
Greenpoint Mortgage Funding Trust
0.386% due 10/25/2046	3,336	849
0.386% due 12/25/2046 (a)	3,253	548
0.406% due 06/25/2045	1,662	1,106
0.416% due 06/25/2045	6,058	3,721
0.456% due 04/25/2036	2,901	514
0.506% due 09/25/2046 (a)	2,748	364
0.526% due 10/25/2046	3,660	553
Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033	176	150
GS Mortgage Securities Corp. II
1.840% due 03/06/2020	2,810	2,776
GSR Mortgage Loan Trust
0.446% due 08/25/2046	3,793	1,164
2.430% due 06/25/2034	114	97
2.841% due 04/25/2036	681	554
GSRPM Mortgage Loan Trust
0.586% due 11/25/2031	381	372
Harborview Mortgage Loan Trust
0.316% due 04/19/2038	1,055	667
0.376% due 07/21/2036	3,317	2,045
0.436% due 09/19/2046	2,744	570
2.504% due 11/19/2034	139	90
2.840% due 07/19/2035	90	77
2.870% due 08/19/2034	4,529	3,434
5.404% due 08/19/2036	2,246	1,653
Homebanc Mortgage Trust
0.366% due 12/25/2036	863	605
Indymac ARM Trust
1.959% due 01/25/2032	12	10
Indymac INDB Mortgage Loan Trust
0.486% due 11/25/2035	345	147
Indymac Index Mortgage Loan Trust
0.386% due 11/25/2046	4,153	1,165
0.396% due 05/25/2046	2,426	1,529
0.426% due 07/25/2035	2,293	1,402
0.436% due 02/25/2037	2,450	629
0.486% due 06/25/2037 (a)	897	311
0.506% due 02/25/2035	497	326
2.501% due 01/25/2036	3	2
2.664% due 12/25/2034	24	18
5.000% due 08/25/2035	2,863	1,968
5.088% due 01/25/2036	3,120	2,244
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	26,740	21,897
JPMorgan Chase Commercial Mortgage Securities Corp.
0.562% due 07/15/2019	146,411	139,052
4.853% due 03/15/2046	9,290	9,723
5.305% due 01/15/2049	21,000	21,336
5.336% due 05/15/2047	200	213
5.716% due 02/15/2051	763	825
5.794% due 02/12/2051	300	326
JPMorgan Mortgage Trust
5.080% due 10/25/2035	3,600	2,913
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	30	5
LB Mortgage Trust
8.459% due 01/20/2017	966	988
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	9,625	9,821
5.430% due 02/15/2040	196	209
5.866% due 09/15/2045	230	250
6.133% due 12/15/2030	264	265
Luminent Mortgage Trust
0.366% due 12/25/2036	4,549	2,601
0.386% due 10/25/2046	3,692	2,480
MASTR Adjustable Rate Mortgages Trust
0.426% due 05/25/2037	1,393	675
0.486% due 05/25/2047	3,950	1,237
0.526% due 05/25/2047	3,350	487
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	239	246
MASTR Seasoned Securities Trust
2.863% due 10/25/2032	759	661
Mellon Residential Funding Corp.
0.627% due 12/15/2030	1,830	1,694
0.667% due 06/15/2030	252	244
0.887% due 11/15/2031	1,965	1,814
1.067% due 11/15/2031	193	138
Merrill Lynch Alternative Note Asset
0.486% due 03/25/2037	2,181	863
Merrill Lynch Mortgage Investors, Inc.
0.539% due 04/25/2028 (b)	735	1
Merrill Lynch Mortgage Trust
5.145% due 06/16/2023	15,295	15,428
MLCC Mortgage Investors, Inc.
1.955% due 01/25/2029	4,000	3,103
2.169% due 04/25/2035	70	66
Morgan Stanley Capital I
0.247% due 10/15/2020	3,541	3,456
5.809% due 12/12/2049	300	329
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,468	4,639
Morgan Stanley Mortgage Loan Trust
0.556% due 11/25/2035	3,628	2,280
0.696% due 02/25/2047	2,942	1,583
2.609% due 07/25/2035	2,595	1,866
5.701% due 02/25/2047	6,179	4,138
Mortgage Equity Conversion Asset Trust
0.640% due 01/25/2042	29,713	28,376
0.680% due 10/25/2041	24,783	23,717
0.730% due 02/25/2042	4,088	3,888
0.760% due 05/25/2042	137,192	131,252
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	5,350	4,365
6.138% due 03/25/2047	4,884	4,009
7.000% due 02/19/2030	552	554
Ocwen Residential MBS Corp.
6.837% due 06/25/2039 (a)	122	3
Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035	403	378
Prime Mortgage Trust
0.586% due 02/25/2034	161	152
5.000% due 02/25/2019	7	7
RBSCF Trust
5.305% due 01/16/2049	4,300	4,353
RBSSP Resecuritization Trust
0.694% due 11/26/2035	855	808
Residential Accredit Loans, Inc.
0.386% due 12/25/2046	3,250	757
0.396% due 04/25/2046	15,350	6,445
0.436% due 08/25/2037	3,959	2,514
0.456% due 05/25/2046 (a)	2,587	515
0.491% due 09/25/2046	5,398	926
0.586% due 03/25/2033	322	293
3.343% due 08/25/2035 (a)	764	380
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	156	156
Residential Asset Securitization Trust
0.586% due 05/25/2033	207	199
Residential Funding Mortgage Securities I
3.246% due 09/25/2035	2,692	1,841
RiverView HECM Trust
0.246% due 07/25/2047	17,007	16,130
0.770% due 05/25/2047	936	892
0.943% due 09/26/2041	79,776	77,470
Sequoia Mortgage Trust
0.536% due 10/19/2026	107	96
0.906% due 11/22/2024	22	18
0.946% due 10/20/2027	2,368	2,148
2.512% due 01/20/2047	2,503	1,828
Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030	4,725	4,912
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	11,106	6,547
0.676% due 06/25/2034	1,060	850
2.581% due 07/25/2034	122	111
2.609% due 01/25/2035	2,959	2,403
2.638% due 08/25/2035	40	31
5.253% due 11/25/2035	3,274	2,086
6.000% due 10/25/2037 (a)	3,900	1,713
Structured Asset Mortgage Investments, Inc.
0.316% due 03/25/2037	389	224
0.376% due 06/25/2036	691	438
0.416% due 05/25/2045	3,259	2,050
0.436% due 07/19/2035	7,576	6,529
0.486% due 08/25/2036	4,250	1,269
0.516% due 10/19/2034	349	312
0.536% due 03/19/2034	1,467	1,309
0.846% due 09/19/2032	4,848	4,236
3.717% due 05/25/2022	647	641
4.601% due 05/02/2030	143	113
Structured Asset Securities Corp.
2.264% due 07/25/2032	2	2
2.313% due 01/25/2032	253	218
2.485% due 06/25/2033	78	72
2.572% due 08/25/2032	548	519
2.679% due 02/25/2032	3	3
2.756% due 10/25/2035	471	381
5.375% due 04/25/2033	273	265
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	2,836	1,565
5.970% due 09/25/2036	9,317	2,077
6.014% due 07/25/2037	5,536	3,027
Thornburg Mortgage Securities Trust
0.306% due 10/25/2046	356	354
3.856% due 06/25/2043	5,538	5,589
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	4,690	4,525
5.572% due 10/15/2048	5,150	5,572
WaMu Mortgage Pass-Through Certificates
0.406% due 07/25/2046	568	47
0.416% due 04/25/2045	176	147
0.446% due 11/25/2045	2,392	1,996
0.496% due 01/25/2045	5,909	4,817

0.506% due 01/25/2045	799	650
0.506% due 07/25/2045	170	141
0.516% due 01/25/2045	3,253	2,634
0.526% due 01/25/2045	687	548
0.688% due 07/25/2044	498	283
0.886% due 12/25/2045	1,048	187
1.088% due 07/25/2047	4,625	2,996
1.118% due 11/25/2046	836	555
1.278% due 02/25/2046	2,637	1,992
1.478% due 11/25/2042	135	117
1.678% due 06/25/2042	733	586
1.678% due 08/25/2042	1,610	1,410
2.573% due 03/25/2034	36	35
2.576% due 06/25/2033	1,581	1,568
2.609% due 01/25/2047	2,903	2,048
2.859% due 05/25/2046	1,625	1,118
2.859% due 08/25/2046	613	458
5.239% due 04/25/2037	3,159	2,300
5.302% due 12/25/2036	2,889	2,131
5.936% due 10/25/2036	309	287
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.436% due 07/25/2046	1,798	379
1.248% due 05/25/2046	3,521	1,889
6.268% due 07/25/2036	4,135	2,313
Washington Mutual MSC Mortgage Pass-Through Certificates
2.733% due 11/25/2030	519	447
6.500% due 09/25/2032	555	579
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037	3,170	2,578
2.897% due 05/25/2035	414	399
5.195% due 08/25/2036	42	40

Total Mortgage-Backed Securities (Cost $989,091)		928,893

ASSET-BACKED SECURITIES 8.6%
Aames Mortgage Investment Trust
0.586% due 10/25/2035	1,701	1,660
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,921	1,433
Access Group, Inc.
1.574% due 10/27/2025	13,959	14,112
ACE Securities Corp.
0.236% due 12/25/2036	2	2
0.246% due 10/25/2036	404	122
0.276% due 06/25/2037	238	235
0.886% due 08/25/2030	38	34
AFC Home Equity Loan Trust
0.736% due 12/26/2029	12	10
0.996% due 06/25/2029	475	247
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,055	1,055
Amortizing Residential Collateral Trust
0.456% due 06/25/2032	47	39
0.766% due 07/25/2032	736	663
0.886% due 10/25/2031	336	272
Amresco Residential Securities Mortgage Loan Trust
0.681% due 06/25/2028	129	99
0.741% due 06/25/2027	488	455
0.816% due 09/25/2028	1,390	1,153
1.126% due 06/25/2029	204	169
Argent Securities, Inc.
0.676% due 10/25/2035	7,500	2,741
Asset-Backed Funding Certificates
1.206% due 03/25/2032	896	764
Asset-Backed Securities Corp. Home Equity
0.266% due 05/25/2037	18	15
0.707% due 06/15/2031	249	231
BA Credit Card Trust
1.387% due 12/16/2013	68,880	68,911
Bayview Financial Acquisition Trust
0.536% due 05/28/2037	3,812	2,272
5.208% due 04/28/2039	318	304
Bear Stearns Asset-Backed Securities Trust
0.586% due 09/25/2046	3,154	1,786
1.161% due 02/25/2034	393	321
1.386% due 10/25/2032	422	373
1.686% due 11/25/2042	1,010	883
3.121% due 06/25/2043	64	61
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012	160	160
Carrington Mortgage Loan Trust
0.236% due 01/25/2037	577	570
0.666% due 10/25/2035	6,500	3,518
CDC Mortgage Capital Trust
1.236% due 01/25/2033	1,456	1,126
Centex Home Equity
0.486% due 01/25/2032	223	189
1.036% due 01/25/2032	963	569
Chase Funding Mortgage Loan Asset-Backed Certificates
0.786% due 07/25/2033	57	50
0.826% due 08/25/2032	850	737
0.846% due 11/25/2032	556	473
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033	772	662
0.476% due 03/25/2033	147	142
0.836% due 12/25/2031	938	496
Citigroup Mortgage Loan Trust, Inc.
0.246% due 05/25/2037	26	25
0.246% due 07/25/2045	783	641
5.764% due 01/25/2037	4,366	2,466
Conseco Finance
0.887% due 08/15/2033	2,896	2,195
1.687% due 05/15/2032	769	563
Conseco Financial Corp.
6.240% due 12/01/2028	2,539	2,629
7.550% due 01/15/2029	285	313
8.000% due 07/15/2018	422	427
8.050% due 10/15/2027	146	153
Countrywide Asset-Backed Certificates
0.236% due 07/25/2037	310	303
0.236% due 08/25/2037	489	476
0.236% due 06/25/2047	47	47
0.246% due 06/25/2047	507	498
0.436% due 04/25/2036	323	285
0.636% due 06/25/2033	435	387
0.656% due 11/25/2033	369	335
0.686% due 09/25/2032	2,379	1,989
1.086% due 10/25/2047	3,511	2,461
Credit Suisse First Boston Mortgage Securities Corp.
0.546% due 05/25/2044	398	388
Credit-Based Asset Servicing & Securitization LLC
0.256% due 01/25/2037	435	125
1.286% due 04/25/2032	348	289
Delta Funding Home Equity Loan Trust
1.007% due 09/15/2029	17	14
Denver Arena Trust
6.940% due 11/15/2019	5,522	5,672
EMC Mortgage Loan Trust
0.556% due 05/25/2040	706	586
Equifirst Mortgage Loan Trust
0.426% due 01/25/2034	342	314
First Plus Home Loan Trust
7.670% due 05/10/2024	399	407
Ford Credit Auto Owner Trust
1.607% due 06/15/2012	4,411	4,413
2.790% due 08/15/2013	80	80
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036	93	31
GMAC Mortgage Corp. Loan Trust
0.666% due 01/25/2029	824	685
GSAMP Trust
0.336% due 10/25/2036	10,000	665
0.586% due 02/25/2033	557	429
0.676% due 09/25/2035	9,000	5,638
HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037	122	120
Illinois Student Assistance Commission
0.754% due 04/25/2017	23,497	23,497
IMC Home Equity Loan Trust
6.880% due 11/20/2028	37	36
7.520% due 08/20/2028	71	71
Indymac Residential Asset-Backed Trust
0.316% due 04/25/2047	5	5
Irwin Home Equity Corp.
1.536% due 02/25/2029	950	799
JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047	26	22
0.266% due 08/25/2036	88	26
Lehman ABS Mortgage Loan Trust
0.276% due 06/25/2037	32	11
Lehman XS Trust
0.416% due 06/25/2046 (a)	1,311	93
0.506% due 11/25/2046	2,050	260
Long Beach Mortgage Loan Trust
1.611% due 03/25/2032	1,980	1,290
MASTR Asset-Backed Securities Trust
0.316% due 01/25/2036	143	143
0.686% due 12/25/2034 (a)	7,500	5,408
Merrill Lynch First Franklin Mortgage Loan Trust
0.246% due 07/25/2037	5	5
Merrill Lynch Mortgage Investors, Inc.
0.246% due 10/25/2037	1,768	467
0.256% due 07/25/2037	93	91
0.266% due 09/25/2037	293	78
0.546% due 06/25/2035	1,088	787
Mesa Trust Asset-Backed Certificates
0.986% due 12/25/2031	969	692
Mid-State Trust
7.340% due 07/01/2035	775	810
7.400% due 07/01/2035	33	34
7.790% due 07/01/2035	44	44
7.791% due 03/15/2038	1,723	1,660
Morgan Stanley ABS Capital I
0.986% due 07/25/2037	896	809
Morgan Stanley Home Equity Loan Trust
0.236% due 12/25/2036	327	320
Morgan Stanley Mortgage Loan Trust
0.546% due 04/25/2037	525	228
5.726% due 10/25/2036	4,806	2,668
5.750% due 04/25/2037	3,205	2,280
6.000% due 07/25/2047	3,535	2,623
Nationstar Home Equity Loan Trust
0.246% due 06/25/2037	106	104
0.306% due 04/25/2037	2	2
New Century Home Equity Loan Trust
0.636% due 06/25/2035	7,500	5,884

Option One Mortgage Loan Trust
0.706% due 02/25/2035	4,263	2,442
0.786% due 01/25/2032	174	156
Park Place Securities, Inc.
0.686% due 07/25/2035	5,000	3,633
0.886% due 10/25/2034	7,500	4,615
Popular ABS Mortgage Pass-Through Trust
0.276% due 01/25/2037	61	61
Renaissance Home Equity Loan Trust
0.546% due 11/25/2034	271	220
0.626% due 08/25/2033	742	685
0.686% due 12/25/2033	4,220	3,572
1.386% due 08/25/2032	2,014	1,406
Residential Asset Securities Corp.
0.256% due 02/25/2037	222	221
0.686% due 07/25/2032 (a)	1,143	680
0.766% due 06/25/2033	150	79
0.786% due 06/25/2032	103	56
Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	284	281
8.850% due 03/25/2025	69	68
Residential Mortgage Loan Trust
1.750% due 09/25/2029	161	146
SACO I, Inc.
0.446% due 06/25/2036 (a)	766	488
Salomon Brothers Mortgage Securities VII, Inc.
1.088% due 01/25/2032	382	332
1.161% due 10/25/2028	277	256
6.930% due 08/25/2028	485	470
Saxon Asset Securities Trust
0.526% due 12/26/2034	1,041	842
0.706% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037	224	215
0.246% due 12/25/2036	3,211	1,024
0.316% due 05/25/2037	878	575
SLC Student Loan Trust
4.750% due 06/15/2033	1,719	1,742
SLM Student Loan Trust
0.304% due 10/25/2019	827	826
0.354% due 07/25/2019	756	751
0.354% due 04/27/2020	3,358	3,339
0.364% due 07/25/2019	5,000	4,957
0.384% due 04/25/2017	123	122
0.444% due 07/25/2023	3,000	2,919
0.504% due 07/27/2015	120	120
0.674% due 10/27/2014	3,833	3,836
0.724% due 01/25/2017	1,100	1,102
1.024% due 01/25/2019	2,200	2,227
1.374% due 10/25/2016	1,562	1,580
1.774% due 04/25/2023	160,971	166,354
3.500% due 08/17/2043	42,818	42,930
4.500% due 11/16/2043	7,974	7,693
Soundview Home Equity Loan Trust
0.246% due 11/25/2036	104	33
Specialty Underwriting & Residential Finance
0.686% due 09/25/2036	7,500	3,746
0.866% due 01/25/2034	289	234
0.986% due 10/25/2035	3,703	2,046
Structured Asset Investment Loan Trust
0.626% due 04/25/2035	5,000	3,004
0.666% due 09/25/2035	13,000	6,175
0.696% due 08/25/2035	9,000	2,594
0.836% due 09/25/2034	1,494	1,070
1.036% due 12/25/2034	2,944	1,798
Structured Asset Securities Corp.
0.236% due 10/25/2036	182	182
0.476% due 01/25/2033	17	16
0.586% due 05/25/2034	1,056	926
1.236% due 01/25/2033	710	443
Trapeza CDO I LLC
1.067% due 11/16/2034	1,000	361
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,788
UPS Capital Business Credit
0.767% due 04/15/2026	119	26
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	30	30
Wells Fargo Home Equity Trust
0.816% due 04/25/2034	1,637	1,067

Total Asset-Backed Securities (Cost $547,701)		485,972

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2011	489	489

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $500. Repurchase proceeds are $489.)
U.S. TREASURY BILLS 0.6%
0.166% due 07/07/2011 - 09/29/2011 (d)(f)	36,155	36,151

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.9%
	10,749,269	107,697

Total Short-Term Instruments (Cost $144,339)		144,337

Total Investments 154.6% (Cost $8,811,255)		$8,773,645
Other Assets and Liabilities (Net) (54.6%)		(3,097,816)

Net Assets 100.0%		$5,675,828

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Principal only security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $36,151 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $20,135 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.

(h) Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(2.025%	)	03/25/2035	$1,496	$1,462	$0	$1,462
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	5,000	1,052	0	1,052
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041	2,460	2,381	0	2,381
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	5,000	737	0	737
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035	489	458	0	458
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MLP	(1.900%	)	06/25/2034	1,438	1,290	0	1,290
LB-UBS Commercial Mortgage Trust 5.658% due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	3,102	0	3,102
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034	667	294	0	294
Merrill Lynch Mortgage Trust 5.392% due 11/12/2037	JPM	(1.150%	)	11/12/2037	4,000	3,110	0	3,110
Merrill Lynch Mortgage Trust 5.616% due 06/12/2043	UBS	(1.080%	)	06/12/2043	10,000	9,133	0	9,133
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033	659	270	0	270
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(3.950%	)	09/25/2034	2,725	2,479	0	2,479
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	117	0	117
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020	2,000	389	0	389
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035	730	449	0	449
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	1,500	292	0	292

						$27,015	$0	$27,015

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	1.050%	07/25/2034	$3,376	$(1,056)	$(844)	$(212)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	5,152	(3,635)	(3,504)	(131)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.960%	09/25/2034	7,500	(3,218)	(2,550)	(668)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	6,125	(1,888)	(1,899)	11
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	6,500	(2,499)	(2,145)	(354)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	8,000	(2,586)	(2,400)	(186)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.690%	07/25/2035	7,000	(2,485)	(2,450)	(35)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	1.050%	10/25/2034	4,383	(2,236)	(1,403)	(833)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	7,500	(2,536)	(2,250)	(286)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	5,000	(1,972)	(1,600)	(372)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	5,349	(1,722)	(1,497)	(225)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	517	(262)	(207)	(55)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	2,083	(1,902)	(1,958)	56

					$(27,997)	$(24,707)	$(3,290)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$44,600	$2,535	$8,024	$(5,489)
CMBX.NA.AAA.4 Index	CITI	(0.350%	)	02/17/2051	22,050	1,253	869	384
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051	9,000	511	1,575	(1,064)
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	27,000	1,535	2,914	(1,379)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051	62,000	3,522	11,351	(7,829)
CMBX.NA.AAA.4 Index	MSC	(0.350%	)	02/17/2051	49,000	2,785	3,806	(1,021)
CMBX.NA.AAA.4 Index	RBS	(0.350%	)	02/17/2051	1,000	57	157	(100)
CMBX.NA.AAA.4 Index	UBS	(0.350%	)	02/17/2051	8,000	454	880	(426)
CMBX.NA.AAA.5 Index	GSC	(0.350%	)	02/15/2051	19,500	1,145	3,657	(2,512)

						$13,797	$33,233	$(19,436)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE.A.06-1 Index	BCLY	0.540%	07/25/2045	$7,078	$(5,686)	$(195)	$(5,491)
ABX.HE.A.06-2 Index	CSFB	0.440%	05/25/2046	6,676	(6,186)	(3,705)	(2,481)
ABX.HE.A.06-2 Index	UBS	0.440%	05/25/2046	534	(495)	(275)	(220)

					$(12,367)	$(4,175)	$(8,192)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2041	$62,000	$59,992	$(59,239)
Fannie Mae	4.000%	07/01/2041	56,000	56,405	(55,965)
Fannie Mae	5.000%	07/01/2026	38,000	40,724	(40,731)
Fannie Mae	5.000%	08/01/2041	214,000	227,386	(226,706)
Fannie Mae	5.500%	08/01/2026	4,000	4,334	(4,331)
Fannie Mae	5.500%	08/01/2041	150,000	162,403	(161,883)
Fannie Mae	6.000%	07/01/2026	17,800	19,381	(19,419)
Fannie Mae	6.000%	08/01/2041	235,800	259,255	(258,606)
Ginnie Mae	4.500%	08/01/2041	46,000	48,607	(48,386)
Ginnie Mae	5.500%	07/01/2041	30,000	32,905	(33,010)
Ginnie Mae	5.500%	08/01/2041	15,750	17,290	(17,298)

				$928,682	$(925,574)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,887	$0	$1,887
Municipal Bonds & Notes
Texas	0	705	0	705
U.S. Government Agencies	0	6,884,492	327,359	7,211,851
Mortgage-Backed Securities	0	622,789	306,104	928,893
Asset-Backed Securities	0	484,917	1,055	485,972
Short-Term Instruments
Repurchase Agreements	0	489	0	489
U.S. Treasury Bills	0	36,151	0	36,151
PIMCO Short-Term Floating NAV Portfolio	107,697	0	0	107,697
	$107,697	$8,031,430	$634,518	$8,773,645

Short Sales, at value	$0	$(925,574)	$0	$(925,574)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$26,729	$737	$27,466

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(31,369)	$0	$(31,369)

Totals	$107,697	$7,101,216	$635,255	$7,844,168

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$320,371	$16,748	$(9,726)	$(2)	$32	$(64)	$0	$0	$327,359	$(47)
Mortgage-Backed Securities	299,904	8,000	(2,585)	420	142	223	0	0	306,104	256
Asset-Backed Securities	1,045	0	0	0	0	10	0	0	1,055	10

	$621,320	$24,748	$(12,311)	$418	$174	$169	$0	$0	$634,518	$219
Financial Derivative Instruments (7) - Assets
Credit Contracts	$10,716	$0	$(9,975)	$0	$0	$(4)	$0	$0	$737	$(4)

Totals	$632,036	$24,748	$(22,286)	$418	$174	$165	$0	$0	$635,255	$215

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 108.8%
ALABAMA 0.1%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$530

ALASKA 0.5%
Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,164

ARIZONA 4.8%
Arizona State Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,154
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	9,151
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,007
Pima County, Arizona Regional Transportation Authority, Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	9,946

		22,258

CALIFORNIA 21.1%
Anaheim, California Public Financing Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	2,000	1,043
Brea, California Redevelopment Agency Tax Allocation Bonds, Series 2011
0.000% due 08/01/2033	2,500	465
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	1,000	1,003
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	108
6.918% due 04/01/2040	100	109
California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,601
California State General Obligation Bonds, Series 2007
4.875% due 12/01/2033	250	240
California State General Obligation Bonds, Series 2009
5.000% due 10/01/2029	3,320	3,369
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,559
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	12,444
5.500% due 11/15/2040	8,500	8,668
5.625% due 07/01/2032	900	910
California State Palomar Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	4,283
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	308
Clovis, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/01/2026	1,035	422
Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	189
Hawthorne, California School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2020	315	197
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2019	300	204
Huntington Beach, California Union High School District General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	933
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,009
Los Angeles, California Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2027	2,685	2,697
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,259
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	17,000	17,509
Los Angeles, California Unified School District General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 07/01/2027	500	483
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,144
Newport Mesa, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2030	1,500	486
0.000% due 08/01/2031	1,500	449
0.000% due 08/01/2032	7,000	1,934
Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,478
0.000% due 08/01/2027	2,500	942
Salinas, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	379
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	3,854
San Diego, California Unified School District General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 07/01/2027	1,000	1,004
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (AGM Insured), Series 2006
4.750% due 11/01/2036	3,135	3,027
San Marcos, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2028 (a)	2,000	689
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	260
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,778
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	145
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,167
University of California Regents Medical Center Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,497
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	954
West Contra Costa, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,675
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	648

		98,522

COLORADO 1.6%
Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	4,500	4,423
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,128

		7,551

DISTRICT OF COLUMBIA 2.8%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,469
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,715

		13,184
FLORIDA 2.4%
Florida State Board of Education General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,013
Florida State Board of Education General Obligation Bonds, Series 2010
4.000% due 01/01/2026	10	10
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,463
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	424
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	3,609
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	3,000	3,011
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	2,000	1,813

		11,343

HAWAII 0.0%
Hawaii State Revenue Bonds, Series 2010
5.000% due 07/01/2034	100	99

ILLINOIS 19.0%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 12/01/2019	5,195	3,574
0.000% due 12/01/2020	6,550	4,220
Chicago, Illinois Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,182
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	740
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,640
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	4,210	4,072
Chicago, Illinois Revenue Bonds, Series 2011
5.000% due 01/01/2022	1,750	1,860
5.625% due 01/01/2035	15,130	15,481
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,470
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,057
5.500% due 07/01/2037	15,000	15,735
Illinois State Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,518
Illinois State Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,203
Illinois State Railsplitter Tobacco Settlement Authority Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,339
Illinois State Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	11,750	11,770
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,100
Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2020	3,000	1,910

		88,871

LOUISIANA 1.1%
Louisiana State Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,005

MAINE 0.0%
Portland, Maine Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2040	100	97

MARYLAND 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,534
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,202

		3,736

MASSACHUSETTS 1.5%
Massachusetts State Revenue Bonds, (AGM Insured), Series 2005
3.055% due 06/01/2022	7,000	6,867

MICHIGAN 3.8%
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	5,125	4,745
Lansing, Michigan Board of Water & Light Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	4,608
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	7,270	6,411
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,030

		17,794

NEBRASKA 1.2%
Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2010
10.260% due 04/01/2039	5,000	5,455

NEVADA 4.0%
Clark County, Nevada Water Reclamation District General Obligation Bonds, Series 2009
5.250% due 07/01/2038	18,285	18,801

NEW JERSEY 8.3%
New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,679
New Jersey State Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,340
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,573
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	7,000	4,862
5.000% due 06/01/2029	100	77
5.000% due 06/01/2041	7,350	5,029
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	5,645
5.250% due 06/15/2025	5,310	5,505
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,008

		38,718

NEW YORK 18.1%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,214
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,018
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	5,750	5,593
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031	10,000	10,277
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	5,000	5,010
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	510
5.250% due 06/15/2040	5,000	5,167
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,445
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	10,507
5.375% due 01/15/2034	1,905	1,981
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2025	6,700	7,425
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,063
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,556
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,543
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2011
5.000% due 11/15/2032	7,150	7,374
5.000% due 11/15/2033	5,000	5,130
New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	7,310	7,310
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,468

		84,591

NORTH CAROLINA 0.1%
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 11/01/2043	750	655

OHIO 2.4%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	254

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	1,200	901
5.875% due 06/01/2030	500	397
5.875% due 06/01/2047	6,100	4,456
6.000% due 06/01/2042	6,100	4,525
6.500% due 06/01/2047	1,000	795

		11,328

RHODE ISLAND 0.3%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,338

SOUTH CAROLINA 1.7%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,340	7,906

TENNESSEE 1.0%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	2,922
5.000% due 02/01/2027	2,000	1,931

		4,853

TEXAS 10.9%
Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,537
Dallas, Texas Love Field Airport Modernization Corp. Revenue Bonds, Series 2010
5.250% due 11/01/2040	1,250	1,136
Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	1,250	1,134
North Texas State Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,576
Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	10,605
San Antonio, Texas Water System Revenue Bonds, Series 2009
5.250% due 05/15/2034	13,790	14,608
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,696
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031 (a)	5,000	5,087
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.017% due 02/15/2031	300	346
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,038

		50,763

WASHINGTON 1.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,032
Washington State General Obligation Bonds, Series 2009
5.000% due 02/01/2023	1,000	1,117
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,723

		5,872

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10	7

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	201

Total Municipal Bonds & Notes (Cost $488,425)		508,509

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	502	502

(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $512. Repurchase proceeds are $502.)
U.S. TREASURY BILLS 0.5%
0.068% due 07/14/2011 - 09/22/2011 (b)(d)	2,290	2,290

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.5%
	719,465	7,208

Total Short-Term Instruments (Cost $10,000)		10,000

Total Investments 110.9% (Cost $498,425)		$518,509
Other Assets and Liabilities (Net) (10.9%)		(50,906)

Net Assets 100.0%		$467,603

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $1,980 has been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$5,600	$(46)	$(161)	$115
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	25,000	(205)	(955)	750
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	5,600	(46)	(151)	105
MCDX-16 5-Year Index	CITI	1.000%	06/20/2016	6,300	(80)	(70)	(10)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	5,400	(68)	(77)	9
MCDX-16 5-Year Index	MSC	1.000%	06/20/2016	6,750	(86)	(61)	(25)

					$(531)	$(1,475)	$944

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	GSC	$8,700	$(688)	$69	$(757)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	JPM	10,300	(815)	(95)	(720)

						$(1,503)	$(26)	$(1,477)

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$530	$0	$530
Alaska	0	2,164	0	2,164
Arizona	0	22,258	0	22,258
California	0	98,522	0	98,522
Colorado	0	7,551	0	7,551
District of Columbia	0	13,184	0	13,184
Florida	0	11,343	0	11,343
Hawaii	0	99	0	99
Illinois	0	88,871	0	88,871
Louisiana	0	5,005	0	5,005
Maine	0	97	0	97
Maryland	0	3,736	0	3,736
Massachusetts	0	6,867	0	6,867
Michigan	0	17,794	0	17,794
Nebraska	0	5,455	0	5,455
Nevada	0	18,801	0	18,801
New Jersey	0	38,718	0	38,718
New York	0	84,591	0	84,591
North Carolina	0	655	0	655
Ohio	0	11,328	0	11,328
Rhode Island	0	1,338	0	1,338
South Carolina	0	7,906	0	7,906
Tennessee	0	4,853	0	4,853
Texas	0	50,763	0	50,763
Washington	0	5,872	0	5,872
West Virginia	0	7	0	7
Wisconsin	0	201	0	201
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	7,208	0	0	7,208
Repurchase Agreements	0	502	0	502
U.S. Treasury Bills	0	2,290	0	2,290
	$7,208	$511,301	$0	$518,509

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$979	$0	$979

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(35)	0	(35)
Interest Rate Contracts	0	(1,477)	0	(1,477)

	$0	$(1,512)	$0	$(1,512)

Totals	$7,208	$510,768	$0	$517,976

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
International Lease Finance Corp.
6.750% due 02/23/2015		$1,500	$1,506
NRG Energy, Inc.
3.500% due 07/01/2018		3,000	3,004

Total Bank Loan Obligations (Cost $4,470)			4,510

CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.1%
Commonwealth Bank of Australia
0.746% due 06/25/2014		3,800	3,831
Dexia Credit Local
0.652% due 03/05/2013		8,400	8,380
GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,094
Prudential Financial, Inc.
4.630% due 06/10/2013		1,400	1,404
SLM Corp.
4.482% due 04/01/2014		200	198
4.682% due 03/01/2014		2,824	2,788
4.682% due 02/12/2016		1,140	1,071
Vita Capital III Ltd.
1.424% due 01/01/2012		600	596

			19,362

INDUSTRIALS 0.4%
EOG Resources, Inc.
1.023% due 02/03/2014		7,100	7,173

Total Corporate Bonds & Notes (Cost $25,815)			26,535

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		490	363

Total Municipal Bonds & Notes (Cost $470)			363

U.S. TREASURY OBLIGATIONS 87.9%
Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016		30,561	31,249
0.625% due 04/15/2013		957	986
1.250% due 07/15/2020		43,305	45,798
1.375% due 07/15/2018		3,337	3,623
1.375% due 01/15/2020		32,546	34,896
1.625% due 01/15/2015		39,933	43,318
1.750% due 01/15/2028		47,463	49,717
1.875% due 07/15/2013		44,669	47,479
1.875% due 07/15/2015 (d)		81,580	89,974
1.875% due 07/15/2019		57,816	64,654
2.000% due 04/15/2012		70,475	72,033
2.000% due 01/15/2014		58,169	62,700
2.000% due 07/15/2014		62,269	67,942
2.000% due 01/15/2016		42,971	47,762
2.000% due 01/15/2026		15,963	17,455
2.125% due 01/15/2019		15,081	17,135
2.125% due 02/15/2041		48,002	52,120
2.375% due 01/15/2017		82,288	93,892
2.375% due 01/15/2025		70,274	80,815
2.375% due 01/15/2027		17,918	20,439
2.500% due 07/15/2016 (d)		99,140	113,484
2.500% due 01/15/2029 (d)		86,372	100,461
2.625% due 07/15/2017		45,567	53,011
3.000% due 07/15/2012		14,132	14,750
3.375% due 01/15/2012		74,841	76,496
3.375% due 04/15/2032		22,803	30,188
3.625% due 04/15/2028 (d)		89,227	117,585
3.875% due 04/15/2029 (c)(d)		86,188	118,185

Total U.S. Treasury Obligations (Cost $1,535,985)			1,568,147

MORTGAGE-BACKED SECURITIES 0.4%
Arran Residential Mortgages Funding PLC
2.874% due 11/19/2047	EUR	3,200	4,640
Wells Fargo Mortgage-Backed Securities Trust
2.814% due 10/25/2035		$3,223	2,918

Total Mortgage-Backed Securities (Cost $7,541)			7,558

ASSET-BACKED SECURITIES 0.5%
Duane Street CLO
0.518% due 11/08/2017		776	751
Globaldrive BV
3.000% due 07/20/2015	EUR	1,593	2,315
SLM Student Loan Trust
6.187% due 07/15/2042		$6,027	5,738

Total Asset-Backed Securities (Cost $8,762)			8,804

SOVEREIGN ISSUES 4.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030 (a)	AUD	400	435
3.000% due 09/20/2025 (a)		1,000	1,196
4.000% due 08/20/2020 (a)		9,500	17,066
Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	5,000	5,189
Export-Import Bank of Korea
0.523% due 10/04/2011		$1,300	1,300
Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	9,400	13,554
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (a)		4,632	6,659
2.100% due 09/15/2021 (a)		16,146	21,911
2.350% due 09/15/2019 (a)		5,055	7,170
2.600% due 09/15/2023 (a)		1,646	2,318

Total Sovereign Issues (Cost $72,938)			76,798

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		400	424

Total Convertible Preferred Securities (Cost $400)			424

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011		$2,310	2,310

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,360. Repurchase proceeds are $2,310.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 5.6%
		9,871,083	98,898

Total Short-Term Instruments (Cost $101,208)			101,208

Total Investments 100.6% (Cost $1,757,589)			$1,794,347
Written Options (f) (0.0%) (Premiums $652)			(318)
Other Assets and Liabilities (Net) (0.6%)			(10,630)

Net Assets 100.0%			$1,783,399

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $3,811 at a weighted average interest rate of 0.110%. On June 30, 2011, securities valued at $4,127 were pledged as collateral for reverse repurchase agreements.

(d)	Securities with an aggregate market value of $1,381 and cash of $15 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	159	$59
90-Day Eurodollar December Futures	Long	12/2012	671	(249)
90-Day Eurodollar June Futures	Long	06/2012	79	69
90-Day Eurodollar March Futures	Long	03/2012	392	278
90-Day Eurodollar March Futures	Long	03/2013	479	(339)
90-Day Eurodollar September Futures	Long	09/2011	343	71
90-Day Eurodollar September Futures	Long	09/2012	185	101

				$(10)

(e)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	1.557%	$1,000	$21	$0	$21

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	06/20/2015	0.624%	$2,400	$(34)	$(46)	$12
France Government Bond	CITI	0.250%	06/20/2015	0.624%	5,000	(73)	(106)	33
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.141%	2,700	7	12	(5)
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.141%	2,300	5	10	(5)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.478%	1,300	27	16	11
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%	2,000	41	24	17
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.478%	8,300	171	91	80

						$144	$1	$143

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS	EUR	5,400	$228	$0	$228

(f)	Written options outstanding on June 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$38,500	$328	(203)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	$200	$1	$0
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	200	1	0

						$2	$0

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$2,300	$19	$(6)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	107	(33)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	(9)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	16,300	160	(67)

						$322	$(115)

(g)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	17,689	07/2011	DUB	$0	$(481)	$(481)
Sell	CAD	3,566	09/2011	DUB	0	(71)	(71)
Sell		1,457	09/2011	RBC	0	(31)	(31)
Sell	EUR	24,537	07/2011	BNP	27	(175)	(148)
Sell		10,441	07/2011	CITI	115	(174)	(59)
Sell		10,890	07/2011	CSFB	0	(80)	(80)
Buy		10,460	07/2011	HSBC	165	0	165
Sell		11,575	07/2011	JPM	0	(70)	(70)
Sell		11,072	07/2011	RBS	0	(179)	(179)
Sell		30	07/2011	UBS	0	0	0
Buy	JPY	337,888	07/2011	HSBC	0	(14)	(14)
Sell		517,209	07/2011	JPM	0	(250)	(250)
Buy	KRW	7,107,381	08/2011	CITI	118	0	118
Buy		8,000,000	08/2011	JPM	212	0	212
Sell		16,528,671	08/2011	JPM	0	(257)	(257)
Buy		1,421,290	08/2011	MSC	29	0	29
Buy	SGD	1,900	09/2011	DUB	4	0	4
Buy		1,000	09/2011	GSC	2	0	2
Sell		5,665	09/2011	HSBC	0	(9)	(9)
Buy		1,065	09/2011	JPM	2	0	2
Buy		1,000	09/2011	RBS	10	0	10
Buy		700	09/2011	UBS	0	0	0
Buy		2,898	12/2011	CITI	61	0	61
Sell		2,898	12/2011	HSBC	0	(5)	(5)

					$745	$(1,796)	$(1,051)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,510	$0	$4,510
Corporate Bonds & Notes
Banking & Finance	0	18,766	596	19,362
Industrials	0	7,173	0	7,173
Municipal Bonds & Notes
West Virginia	0	363	0	363
U.S. Treasury Obligations	0	1,568,147	0	1,568,147
Mortgage-Backed Securities	0	7,558	0	7,558
Asset-Backed Securities	0	8,804	0	8,804
Sovereign Issues	0	76,798	0	76,798
Convertible Preferred Securities
Banking & Finance	424	0	0	424
Short-Term Instruments
Repurchase Agreements	0	2,310	0	2,310
PIMCO Short-Term Floating NAV Portfolio	98,898	0	0	98,898
	$99,322	$1,694,429	$596	$1,794,347

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	174	0	174
Foreign Exchange Contracts	0	745	0	745
Interest Rate Contracts	578	228	0	806
	$578	$1,147	$0	$1,725

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(1,796)	0	(1,796)
Interest Rate Contracts	(588)	(203)	(115)	(906)

	$(588)	$(2,009)	$(115)	$(2,712)

Totals	$99,312	$1,693,567	$481	$1,793,360

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$594	$0	$0	$0	$0	$2	$0	$0	$596	$2
Asset-Backed Securities	742	0	0	1	0	7	0	(750)	0	0
Sovereign Issues	13,288	0	0	0	0	266	0	(13,554)	0	0

	$14,624	$0	$0	$1	$0	$275	$0	$(14,304)	$596	$2
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(227)	$0	$0	$0	$0	$112	$0	$0	$(115)	$112

Totals	$14,397	$0	$0	$1	$0	$387	$0	$(14,304)	$481	$114

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 86.1%
AES Corp.
4.250% due 05/27/2018	$80	$80
AGFS Funding Co.
5.500% due 05/10/2017	75	74
Allison Transmission, Inc.
2.940% due 08/07/2014	50	49
AMC Networks, Inc.
3.500% due 12/30/2018	50	50
Ameristar Casinos, Inc.
4.000% due 04/14/2018	50	50
ARAMARK Corp.
0.036% due 01/19/2014	5	4
2.121% due 01/10/2014	19	18
3.496% due 07/26/2016	47	47
Atlantic Broadband, Inc.
4.000% due 03/08/2016	73	73
Avaya, Inc.
3.005% due 10/26/2014	75	73
Bausch & Lomb, Inc.
3.436% due 04/24/2015	10	10
3.496% due 04/11/2015	40	40
Biomet, Inc.
3.186% due 03/25/2015	28	28
3.246% due 03/15/2015	72	72
BNY ConvergEx Group
5.250% due 12/16/2016	75	75
Bolthouse Farms, Inc.
5.500% due 02/11/2016	50	50
Bresnan Broadband Holdings LLC
4.500% due 12/14/2017	100	100
Cablevision Systems Corp.
1.936% due 03/29/2013	100	100
Calpine Corp.
4.500% due 04/17/2018	20	20
Celanese Corp.
3.246% due 10/31/2016	70	70
Charter Communications, Inc.
3.500% due 09/06/2016	50	50
CIT Group, Inc.
6.250% due 08/11/2015	70	71
CommScope, Inc.
5.000% due 01/14/2018	80	80
Community Health Systems, Inc.
2.504% due 07/25/2014	50	48
DaVita, Inc.
4.500% due 10/20/2016	75	75
DD IP Holder LLC
4.250% due 11/23/2017	50	50
Del Monte Corp.
4.500% due 02/16/2018	20	20
Delphi Automotive LLP
3.500% due 05/17/2017	110	111
Dole Food Co., Inc.
2.510% due 07/13/2018	18	18
2.510% due 07/13/2019	32	33
Dollar General Corp.
2.936% due 07/06/2014	112	112
3.023% due 07/06/2014	8	8
Emergency Medical SE
5.250% due 05/28/2018	50	50
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	100	100
Federal-Mogul Corp.
2.128% due 12/27/2014	70	66
2.128% due 12/27/2015	30	28
Fidelity National Information Services, Inc.
5.250% due 07/18/2016	20	20
First Data Corp.
2.936% due 09/24/2014	75	70
Ford Motor Co.
2.940% due 12/15/2013	102	102
Freescale Semiconductor Holdings I Ltd.
4.436% due 12/01/2016	100	99
Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013	20	20
3.500% due 09/10/2014	120	120
General Nutrition Centers, Inc.
4.250% due 03/02/2018	50	50
Georgia-Pacific Corp.
3.496% due 12/23/2014	20	20
Goodman Global, Inc.
5.750% due 10/06/2016	75	75
Goodyear Tire & Rubber Co.
1.940% due 04/20/2014	50	48
Graphic Packaging International, Inc.
2.996% due 05/16/2014	50	50
Gray Television, Inc.
3.700% due 12/31/2014	50	49
Grifolis S.A.
6.000% due 11/10/2016	100	101
Harrah’s Operating Co., Inc.
3.274% due 01/28/2015	50	45
HCA, Inc.
3.496% due 03/17/2017	100	99
Health Management Associates, Inc.
1.996% due 01/16/2014	50	49
Hertz Corp.
3.750% due 03/11/2018	45	45
Huntsman International LLC
2.474% due 06/30/2016	50	49
IASIS Healthcare LLC
5.000% due 05/03/2018	100	100
IMG Worldwide Inc.
5.500% due 06/16/2016	20	20
Insight Midwest Holdings LLC
1.940% due 04/06/2014	64	63
2.000% due 04/06/2014	36	35
Intelsat Ltd.
5.250% due 04/02/2018	100	100
Interactive Data Corp.
4.750% due 02/11/2018	50	50
J. Crew Group, Inc.
4.750% due 03/07/2018	50	48
JBS USA Holdings, Inc.
4.250% due 05/25/2018	50	50
Las Vegas Sands Corp.
1.690% due 05/23/2014	50	49
Live Nation Entertainment, Inc.
4.500% due 11/07/2016	75	75
Manitowoc Co., Inc.
3.205% due 05/13/2016	14	14
3.260% due 05/13/2016	36	36
4.250% due 05/13/2017	50	50
Mediacom Broadband LLC
5.000% due 10/23/2017	50	50
MetroPCS Wireless, Inc.
3.938% due 03/17/2018	100	100
Michael Foods, Inc.
4.250% due 02/25/2018	75	75
Michaels Stores, Inc.
2.500% due 10/31/2013	21	20
2.562% due 10/31/2013	29	29
Momentive Performance Materials Holdings LLC
3.688% due 05/05/2015	20	20
NBTY, Inc.
4.250% due 10/01/2017	50	50
Neiman Marcus, Inc.
4.750% due 05/16/2018	50	50
Novelis, Inc.
3.750% due 03/10/2017	50	50
NRG Energy, Inc.
3.500% due 07/01/2018	50	50
NTELOS Wireline One, Inc.
4.000% due 09/14/2015	50	50
Nuveen Investments, Inc.
3.246% due 11/13/2014	29	28
3.273% due 11/13/2014	21	21
Oxbow Corp.
3.686% due 05/08/2016	3	3
3.746% due 05/08/2016	47	47
Penn National Gaming, Inc.
1.940% due 10/03/2012	28	28
2.020% due 10/03/2012	22	22
3.750% due 06/29/2018	25	25
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	50	50
Pinafore LLC
4.250% due 09/21/2016	50	50
Pinnacle Foods
2.686% due 04/02/2014	20	20
Quintiles Transnational Corp.
5.000% due 06/08/2018	70	70
Rexnord LLC
2.260% due 07/19/2013	50	50
Rock Tenn Co.
3.500% due 05/27/2018	95	95
Rockwood Holdings, Inc.
3.750% due 02/10/2018	70	71
Rovi Corp.
4.000% due 02/07/2018	50	50
Sally Holdings LLC
2.440% due 11/16/2013	50	50
SBA Senior Finance I, LLC
2.510% due 06/14/2018	100	100
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017	100	101
Sensata Technologies BV
4.000% due 05/12/2018	50	50
Sensus USA, Inc.
4.750% due 05/09/2017	100	102
ServiceMaster Co.
2.690% due 07/24/2014	59	57
2.760% due 07/24/2014	16	16
Solutia, Inc.
3.500% due 08/01/2017	75	75
SunGard Data Systems, Inc.
1.936% due 02/28/2014	13	13
1.940% due 02/28/2014	86	85
TASC, Inc.
4.500% due 05/04/2015	50	50
Telesat Canada
3.190% due 10/31/2014	75	74
The Weather Channel, Inc.
4.250% due 02/11/2017	100	101
Transdigm Group, Inc.
4.000% due 02/14/2017	50	50
TransUnion LLC
4.750% due 02/10/2018	50	50

Univar, Inc.
5.000% due 04/28/2017	50	50
Universal Health Services, Inc.
4.000% due 11/15/2016	100	100
Univision Communications, Inc.
2.186% due 09/29/2014	75	72
Vanguard Health Holding Co. I LLC
3.510% due 01/29/2016	100	100
VNU Nielsen Finance
2.190% due 08/09/2013	100	99
Vodafone Group PLC
5.000% due 07/11/2016	75	78
Walter Energy, Inc.
4.000% due 04/01/2018	75	75
Warner Chilcott, Inc.
4.250% due 10/31/2014	23	24
4.250% due 03/15/2018	51	52
Windstream Corp.
3.030% due 12/17/2015	20	20

Total Bank Loan Obligations (Cost $6,635)		6,622

SHORT-TERM INSTRUMENTS 62.5%
REPURCHASE AGREEMENTS 27.4%
Barclays Capital, Inc.
0.010% due 07/01/2011	1,900	1,900
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $1,933. Repurchase proceeds are $1,900.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	204	204
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $210. Repurchase proceeds are $204.)

		2,104

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 35.1%
	269,527	2,701

Total Short-Term Instruments (Cost $4,805)		4,805

Total Investments 148.6% (Cost $11,440)		$11,427
Other Assets and Liabilities (Net) (48.6%)		(3,738)

Net Assets 100.0%		$7,689

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$6,622	$0	$6,622
Short-Term Instruments
Repurchase Agreements	0	2,104	0	2,104
PIMCO Short-Term Floating NAV Portfolio	2,701	0	0	2,701
	$2,701	$8,726	$0	$11,427

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 25.1%
BANKING & FINANCE 24.4%
Ally Financial, Inc.
1.750% due 10/30/2012	$1,300	$1,322
American Express Bank FSB
0.316% due 05/29/2012	11,929	11,904
1.170% due 12/09/2011	18,640	18,731
3.150% due 12/09/2011	140,933	142,747
American Express Credit Corp.
0.306% due 02/24/2012	42,310	42,275
American International Group, Inc.
0.386% due 10/18/2011	7,500	7,464
5.375% due 10/18/2011	4,000	4,050
ANZ National International Ltd.
0.452% due 08/05/2011	40,925	40,936
0.496% due 09/28/2012	5,000	5,018
3.250% due 04/02/2012	50,180	51,268
Australia & New Zealand Banking Group Ltd.
0.526% due 06/18/2012	3,120	3,124
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.257% due 05/25/2012	30,230	30,236
Bank of America Corp.
0.361% due 08/15/2011	42,785	42,788
0.573% due 04/30/2012	126,000	126,393
0.626% due 06/22/2012	3,520	3,537
0.950% due 12/02/2011	151,080	151,629
1.073% due 12/02/2011	122,780	123,263
2.375% due 06/22/2012	27,377	27,944
3.125% due 06/15/2012	131,912	135,550
5.375% due 08/15/2011	15,007	15,086
6.250% due 04/15/2012	20,144	20,949
7.125% due 10/15/2011	2,635	2,682
Bank of New York Mellon Corp.
0.406% due 06/29/2012	6,100	6,116
Bank of the West
2.150% due 03/27/2012	99,295	100,749
Barclays Bank PLC
0.551% due 04/10/2012	9,675	9,690
0.902% due 04/10/2012	72,600	72,619
1.023% due 01/13/2012	2,200	2,206
1.045% due 03/16/2012	2,400	2,411
1.081% due 01/05/2012	15,000	15,044
1.136% due 12/19/2011	211,000	211,721
1.240% due 12/05/2011	70,200	70,429
2.700% due 03/05/2012	1,305	1,326
BB&T Corp.
6.500% due 08/01/2011	26,374	26,486
Bear Stearns Cos. LLC
0.558% due 02/23/2012	4,000	3,991
5.500% due 08/15/2011	3,620	3,640
BNP Paribas
0.523% due 02/01/2012	57,340	57,331
2.125% due 12/21/2012	200	202
BNZ International Funding Ltd.
2.625% due 06/05/2012	9,000	9,179
Caterpillar Financial Services Corp.
5.125% due 10/12/2011	17,397	17,626
Cie de Financement Foncier
1.625% due 07/23/2012	54,700	55,148
Citibank N.A.
0.285% due 07/12/2011	38,340	38,342
0.298% due 05/07/2012	63,120	63,195
1.250% due 09/22/2011	16,000	16,041
1.375% due 08/10/2011	457,111	457,692
1.500% due 07/12/2011	56,845	56,858
1.875% due 05/07/2012	171,267	173,701
1.875% due 06/04/2012	106,000	107,588
Citigroup Funding, Inc.
0.546% due 03/30/2012	1,590	1,594
0.603% due 04/30/2012	251,400	252,327
2.000% due 03/30/2012	120,000	121,712
2.125% due 07/12/2012	168,276	171,583
Citigroup, Inc.
0.370% due 03/16/2012	141,795	141,562
0.990% due 12/09/2011	2,000	2,008
2.125% due 04/30/2012	82,950	84,275
2.875% due 12/09/2011	168,989	171,000
5.100% due 09/29/2011	165,058	166,792
5.250% due 02/27/2012	183,339	188,684
5.300% due 10/17/2012	22,880	24,017
5.500% due 08/27/2012	22,100	23,169
6.000% due 02/21/2012	85,433	88,260
Commonwealth Bank of Australia
0.344% due 08/27/2014	30,800	30,822
2.400% due 01/12/2012	76,950	77,772
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.472% due 08/05/2011	7,470	7,472
Countrywide Financial Corp.
0.708% due 05/07/2012	103,079	103,132
5.800% due 06/07/2012	238,290	248,621
Credit Agricole S.A.
0.623% due 02/02/2012	122,481	122,271
Credit Suisse USA, Inc.
5.500% due 08/16/2011	4,350	4,372
6.125% due 11/15/2011	14,500	14,790
Danske Bank A/S
2.500% due 05/10/2012	31,685	32,143
Dexia Credit Local S.A.
0.326% due 09/21/2011	100,000	99,764
0.535% due 01/12/2012	41,600	41,589
0.896% due 09/23/2011	27,950	27,980
1.875% due 09/30/2011	1,000	1,001
2.375% due 09/23/2011	168,150	168,801
Dexia Municipal Agency S.A.
5.125% due 01/17/2012	75,810	77,529
FIH Erhvervsbank A/S
0.482% due 12/06/2012	2,400	2,402
General Electric Capital Corp.
0.218% due 05/08/2012	7,000	7,003
0.246% due 09/21/2012	7,000	7,010
0.344% due 04/24/2012	39,000	39,055
0.424% due 06/01/2012	9,100	9,123
0.450% due 03/12/2012	21,675	21,740
0.502% due 12/07/2012	2,000	2,010
0.552% due 06/08/2012	85,040	85,363
1.182% due 12/09/2011	52,313	52,569
2.000% due 09/28/2012	94,500	96,273
2.200% due 06/08/2012	336,318	342,632
2.250% due 03/12/2012	705,315	715,575
3.000% due 12/09/2011	288,368	291,928
Goldman Sachs Group, Inc.
0.447% due 03/15/2012	1,000	1,002
0.450% due 02/06/2012	278,275	278,271
0.518% due 11/09/2011	33,375	33,425
0.990% due 12/05/2011	85,503	85,831
1.625% due 07/15/2011	37,065	37,080
3.250% due 06/15/2012	104,000	106,944
5.300% due 02/14/2012	2,200	2,257
6.600% due 01/15/2012	700	722
HSBC Finance Corp.
0.478% due 08/09/2011	306,033	306,103
0.544% due 04/24/2012	193,144	193,000
0.597% due 09/14/2012	10,550	10,522
0.625% due 07/19/2012	33,670	33,661
5.000% due 03/15/2012	8,875	9,105
5.900% due 06/19/2012	23,003	24,129
6.375% due 10/15/2011	250,903	254,896
7.000% due 05/15/2012	141,337	148,892
HSBC USA, Inc.
1.086% due 12/19/2011	16,375	16,447
3.125% due 12/16/2011	51,049	51,742
Huntington National Bank
0.654% due 06/01/2012	95,655	96,086
ING Bank NV
1.046% due 03/30/2012	23,310	23,406
1.068% due 02/09/2012	5,200	5,226
2.625% due 02/09/2012	82,600	83,695
JPMorgan Chase & Co.
0.348% due 02/22/2012	7,530	7,534
0.477% due 06/15/2012	374,000	375,099
0.626% due 06/22/2012	19,000	19,091
0.950% due 12/02/2011	519,983	521,894
2.125% due 06/22/2012	20,000	20,371
2.200% due 06/15/2012	35,000	35,646
3.125% due 12/01/2011	26,549	26,877
6.625% due 03/15/2012	19,221	20,040
KeyCorp
0.786% due 12/19/2011	49,000	49,169
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	11,350	11,516
Landesbank Baden-Wuerttemberg
0.466% due 06/22/2012	185,200	184,896
LeasePlan Corp. NV
3.000% due 05/07/2012	56,840	58,115
Lloyds TSB Bank PLC
0.340% due 08/17/2011	50,000	50,008
0.903% due 12/02/2011	30,000	30,054
1.303% due 04/02/2012	156,950	158,077
1.625% due 10/14/2011	157,900	158,280
2.800% due 04/02/2012	81,490	82,921
M&I Marshall & Ilsley Bank
3.875% due 08/19/2011	6,775	6,807
Macquarie Bank Ltd.
0.378% due 07/15/2011	21,000	21,001
0.576% due 07/16/2012	1,500	1,503
0.576% due 07/17/2012	43,400	43,350
2.600% due 01/20/2012	142,794	144,583
MBNA Corp.
7.500% due 03/15/2012	14,155	14,822
Merrill Lynch & Co., Inc.
0.473% due 11/01/2011	242,018	242,102
0.474% due 07/25/2011	262,902	262,959
0.482% due 06/05/2012	100,945	100,781
0.701% due 05/29/2012	5,000	4,920
5.770% due 07/25/2011	57,800	57,786
MetLife, Inc.
0.566% due 06/29/2012	4,175	4,193
Metropolitan Life Global Funding I
0.683% due 07/13/2011	3,700	3,700
Monumental Global Funding II
5.650% due 07/14/2011	14,500	14,512
Morgan Stanley
0.450% due 04/19/2012	2,950	2,950
0.540% due 01/09/2012	146,372	146,548
0.547% due 02/10/2012	89,265	89,486
0.596% due 09/22/2011	1,000	1,001
0.596% due 06/20/2012	112,405	112,924
1.104% due 12/01/2011	2,740	2,751
1.950% due 06/20/2012	71,551	72,704
2.000% due 09/22/2011	117,300	117,814

3.250% due 12/01/2011	79,910	80,856
5.625% due 01/09/2012	750	768
5.750% due 08/31/2012	2,400	2,527
6.600% due 04/01/2012	2,000	2,089
National Australia Bank Ltd.
2.550% due 01/13/2012	100,861	102,021
Nationwide Building Society
0.440% due 05/17/2012	47,000	47,152
2.500% due 08/17/2012	54,100	55,324
5.500% due 07/18/2012	800	836
New York Community Bancorp, Inc.
2.550% due 06/22/2012	5,500	5,599
New York Community Bank
3.000% due 12/16/2011	40,889	41,431
Nomura Europe Finance NV
0.451% due 07/05/2011	38,300	38,300
PNC Funding Corp.
0.413% due 01/31/2012	470	470
0.504% due 04/01/2012	24,800	24,860
2.300% due 06/22/2012	155,177	158,341
Regions Bank
3.250% due 12/09/2011	26,137	26,494
Royal Bank of Canada
0.923% due 07/29/2011	3,000	3,002
Royal Bank of Scotland Group PLC
0.423% due 10/28/2011	6,790	6,792
0.426% due 03/20/2012	3,500	3,501
0.514% due 03/30/2012	243,250	243,588
0.870% due 12/02/2011	203,100	203,492
0.964% due 05/11/2012	83,500	83,950
1.008% due 02/23/2012	10,000	10,042
1.140% due 04/09/2012	3,000	3,016
1.174% due 04/23/2012	34,700	34,914
1.450% due 10/20/2011	1,085,708	1,089,341
1.500% due 03/30/2012	115,970	117,028
2.625% due 05/11/2012	176,880	180,217
2.650% due 04/23/2012	24,200	24,616
3.000% due 12/09/2011	640,301	647,694
Santander Holdings USA, Inc.
2.500% due 06/15/2012	8,125	8,291
Sovereign Bank
2.750% due 01/17/2012	77,427	78,458
State Street Bank and Trust Co.
0.447% due 09/15/2011	6,300	6,305
Sun Life Financial Global Funding LP
0.457% due 07/06/2011	36,180	36,180
Suncorp-Metway Ltd.
1.778% due 07/16/2012	35,015	35,558
SunTrust Bank
3.000% due 11/16/2011	103,097	104,189
Svenska Handelsbanken AB
0.503% due 07/01/2011	27,200	27,200
Swedbank AB
1.117% due 02/10/2012	8,600	8,621
2.800% due 02/10/2012	16,800	17,045
3.000% due 12/22/2011	64,450	65,220
U.S. Bancorp
2.250% due 03/13/2012	205,000	207,956
U.S. Bank N.A.
6.375% due 08/01/2011	6,350	6,377
U.S. Central Federal Credit Union
0.275% due 10/19/2011	91,790	91,829
1.250% due 10/19/2011	342,749	343,923
1.900% due 10/19/2012	54,900	55,886
UBS AG
1.358% due 02/23/2012	250	252
1.496% due 09/29/2011	400	401
Union Bank N.A.
0.445% due 03/16/2012	16,890	16,928
Wachovia Corp.
0.404% due 03/01/2012	19,000	19,027
0.404% due 04/23/2012	11,340	11,352
Wells Fargo & Co.
0.364% due 01/24/2012	7,700	7,706
0.467% due 06/15/2012	18,925	18,989
1.102% due 12/09/2011	239,945	241,016
3.000% due 12/09/2011	62,378	63,162
6.375% due 08/01/2011	3,610	3,624
Western Corporate Federal Credit Union
1.750% due 11/02/2012	5,300	5,385
Westpac Banking Corp.
0.800% due 05/18/2012	10,000	10,001
5.070% due 04/10/2012	5,000	5,155
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	28,270	28,733

		16,600,209

INDUSTRIALS 0.1%
Daimler Finance North America LLC
5.750% due 09/08/2011	4,835	4,879
7.300% due 01/15/2012	36,700	37,982
Hewlett-Packard Co.
4.250% due 02/24/2012	11,230	11,502
HJ Heinz Finance Co.
6.625% due 07/15/2011	9,370	9,385

		63,748

UTILITIES 0.6%
AT&T Corp.
7.300% due 11/15/2011	35,762	36,632
AT&T Mobility LLC
6.500% due 12/15/2011	18,275	18,743
AT&T, Inc.
5.875% due 02/01/2012	12,814	13,201
BP Capital Markets PLC
1.550% due 08/11/2011	96,367	96,470
2.375% due 12/14/2011	15,846	15,978
2.750% due 02/27/2012	16,646	16,879
3.125% due 03/10/2012	39,377	40,067
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	88,050	93,373
Verizon Wireless Capital LLC
5.250% due 02/01/2012	58,647	60,195

		391,538

Total Corporate Bonds & Notes (Cost $17,045,581)		17,055,495

MUNICIPAL BONDS & NOTES 0.3%
NEW YORK 0.3%
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	174,375	174,391
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	21,800	21,837

Total Municipal Bonds & Notes (Cost $196,179)		196,228

U.S. GOVERNMENT AGENCIES 23.4%
Fannie Mae
0.086% due 07/27/2011	404,000	404,016
0.100% due 08/11/2011	1,211,850	1,211,890
0.146% due 09/19/2011	190,720	190,752
0.176% due 07/26/2012	349,000	349,264
0.206% due 08/23/2012 - 11/23/2012	713,009	713,723
0.215% due 09/17/2012	1,002,203	1,003,341
0.216% due 10/18/2012	178,089	178,292
1.000% due 11/23/2011	9,620	9,656
1.125% due 07/30/2012	31,347	31,622
1.250% due 06/22/2012	8,239	8,316
2.000% due 01/09/2012	23,303	23,524
4.875% due 05/18/2012	247,783	257,113
Federal Farm Credit Bank
0.106% due 01/25/2012	93,400	93,411
0.116% due 08/27/2012	75,700	75,732
0.126% due 11/23/2011	21,600	21,604
0.140% due 12/08/2011	1,600	1,600
0.144% due 08/28/2012	66,000	66,040
0.156% due 01/23/2012	95,000	95,038
0.159% due 05/14/2012	235,000	235,115
0.166% due 06/28/2012 - 07/16/2012	98,200	98,262
0.180% due 08/13/2012	68,000	68,047
0.184% due 07/20/2011	42,000	42,006
0.186% due 08/28/2012	44,800	44,839
0.190% due 10/07/2011	1,000	1,000
0.210% due 09/07/2012	35,200	35,235
0.227% due 09/15/2011	5,000	5,002
0.230% due 11/23/2011	65,200	65,217
0.240% due 07/12/2011	121,000	121,003
0.261% due 07/01/2011	66,800	66,800
0.300% due 09/16/2011	27,650	27,659
0.320% due 09/23/2011 - 02/13/2012	52,928	52,960
0.376% due 08/27/2012	74,500	74,722
0.570% due 10/28/2011	5,000	5,008
5.500% due 07/15/2011	58,150	58,270
Federal Home Loan Bank
0.090% due 07/11/2011	70,200	70,200
0.091% due 07/20/2011 - 08/25/2011	824,400	824,435
0.096% due 08/01/2011	133,550	133,552
0.100% due 08/12/2011	110,000	110,001
0.106% due 08/26/2011	186,900	186,917
0.110% due 09/09/2011	26,500	26,502
0.136% due 09/23/2011 - 10/26/2012	494,500	494,544
0.137% due 09/15/2011	653,050	653,136
0.138% due 07/15/2011	370,000	370,001
0.141% due 08/17/2011 - 02/17/2012	86,200	86,203
0.143% due 01/30/2012 - 02/03/2012	305,600	305,613
0.150% due 09/12/2011	230,000	230,012
0.154% due 10/27/2011	44,500	44,502
0.156% due 09/26/2011	166,880	166,916
0.158% due 11/08/2011	216,000	216,058
0.160% due 09/15/2011 - 02/03/2012	535,500	535,698
0.161% due 02/16/2012	215,000	215,100
0.210% due 10/13/2011	55,000	55,020
0.253% due 10/13/2011	275,200	275,287
0.280% due 08/17/2011	500,000	500,086
0.670% due 01/13/2012	24,500	24,545
0.750% due 07/08/2011	91,100	91,112
0.760% due 07/19/2011	40,000	40,014
0.800% due 12/23/2011	20,400	20,454
0.875% due 08/22/2012	3,350	3,371
0.975% due 10/11/2011	58,645	58,792
1.000% due 12/28/2011	3,000	3,013

1.125% due 05/18/2012	92,785	93,473
1.375% due 06/08/2012	25,280	25,537
3.625% due 07/01/2011 - 09/16/2011	36,585	36,756
3.750% due 09/09/2011	29,540	29,743
Freddie Mac
0.000% due 07/15/2011	9,618	9,616
0.110% due 01/11/2012 - 02/02/2012	273,232	273,258
0.126% due 08/24/2012	370,000	370,048
0.130% due 11/02/2012	10,000	9,999
0.131% due 05/01/2012	285,025	285,087
0.136% due 12/21/2011 - 12/29/2011	972,200	972,474
0.140% due 08/10/2011	90,000	90,000
0.146% due 09/19/2011 - 02/16/2012	409,417	409,491
0.149% due 12/14/2011	172,750	172,804
0.150% due 02/10/2012 - 08/10/2012	229,400	229,649
0.156% due 09/26/2011	445,247	445,343
0.160% due 04/03/2012	26,951	26,963
0.170% due 05/11/2012	308,392	308,568
0.176% due 10/21/2011	53,400	53,418
0.186% due 10/26/2011	48,890	48,908
0.202% due 08/05/2011	336,054	336,138
1.125% due 07/27/2012	66,417	66,968
1.250% due 08/15/2011	57,900	57,983
1.750% due 06/15/2012	9,890	10,029
5.125% due 07/15/2012	54,972	57,779
5.500% due 09/15/2011	7,946	8,035

Total U.S. Government Agencies (Cost $15,899,653)		15,905,230

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Notes
0.375% due 09/30/2012	680,000	680,823
0.625% due 06/30/2012	200,000	200,813
1.000% due 07/31/2011	178,076	178,236
1.000% due 04/30/2012	206,500	207,904

Total U.S. Treasury Obligations (Cost $1,264,846)		1,267,776

ASSET-BACKED SECURITIES 0.5%
Ally Auto Receivables Trust
0.230% due 06/15/2012	65,500	65,541
0.254% due 05/15/2012	36,584	36,602
0.315% due 02/15/2012	14,827	14,829
0.336% due 11/15/2011	252	252
Ford Credit Auto Lease Trust
0.261% due 07/15/2012 (a)(c)	68,300	68,300
0.383% due 11/15/2011	3,373	3,374
Ford Credit Auto Owner Trust
0.289% due 02/15/2012	10,210	10,210
Honda Auto Receivables Owner Trust
0.251% due 06/18/2012	110,941	111,034
Hyundai Auto Receivables Trust
0.318% due 02/15/2012	12,953	12,958
Mercedes-Benz Auto Lease Trust
0.308% due 03/15/2012	24,277	24,287

Total Asset-Backed Securities (Cost $347,217)		347,387

SOVEREIGN ISSUES 0.5%
Denmark Government International Bond
2.750% due 11/15/2011	44,750	45,126
Development Bank of Japan
6.875% due 11/30/2011	20,750	21,266
Japan Bank for International Cooperation
4.875% due 03/22/2012	3,900	4,030
Kommunalbanken A/S
3.375% due 11/15/2011	44,400	44,881
Province of Ontario Canada
0.708% due 05/22/2012	108,760	109,192
2.625% due 01/20/2012	85,041	86,090
5.000% due 10/18/2011	13,300	13,480
Societe Financement de l’Economie Francaise
0.476% due 07/16/2012	2,700	2,709
2.125% due 01/30/2012	19,880	20,071
2.250% due 06/11/2012	1,600	1,627
Swedish Housing Finance Corp.
3.125% due 03/23/2012	11,741	11,971

Total Sovereign Issues (Cost $360,549)		360,443

SHORT-TERM INSTRUMENTS 49.2%
CERTIFICATES OF DEPOSIT 5.8%
Abbey National Treasury Services PLC
0.590% due 09/26/2011	338,850	338,821
Bank of Montreal
0.276% due 10/27/2011	4,500	4,500
Bank of Nova Scotia
0.474% due 07/27/2012	47,800	47,822
0.502% due 03/05/2012	500	501
0.518% due 08/09/2012	159,800	159,967
Barclays Bank PLC
0.620% due 02/17/2012	400	401
0.640% due 11/10/2011	166,300	166,515
0.733% due 09/02/2011	110,000	110,079
0.796% due 12/20/2011	114,750	115,021
0.906% due 03/01/2012	28,300	28,417
1.409% due 12/16/2011	299,250	300,614
BNP Paribas
0.617% due 02/27/2012	215,500	215,713
0.660% due 03/02/2012	33,500	33,532
Canada Imperial Bank of Commerce
0.390% due 07/01/2011	265,000	265,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.374% due 07/19/2012	271,300	271,448
Credit Agricole S.A.
0.220% due 08/01/2011	214,700	214,700
Deutsche Bank AG
0.575% due 01/19/2012	500	501
Dexia Credit Local
0.496% due 03/22/2012	30,000	29,987
Industrial & Commercial Bank of China Ltd.
0.000% due 08/18/2011	160,150	160,150
Itau Unibanco S.A.
0.000% due 09/12/2011	31,400	31,328
Lloyds TSB Bank PLC
0.000% due 07/13/2011	76,700	76,704
0.200% due 07/05/2011	432,000	432,000
National Australia Bank
0.279% due 01/12/2012	136,750	136,738
Nordea Bank Finland PLC
0.501% due 07/05/2012	25,750	25,778
Rabobank Nederland NV
0.290% due 08/08/2011	9,500	9,501
Royal Bank of Canada
0.275% due 07/19/2011	11,750	11,750
Societe Generale
0.316% due 07/27/2011	14,600	14,601
0.773% due 01/30/2012	22,000	21,992
Standard Chartered Bank
0.000% due 08/11/2011	423,000	423,000
0.435% due 10/06/2011	221,450	221,438
0.661% due 11/16/2011	2,000	2,003
Westpac Banking Corp.
0.200% due 08/31/2011	12,825	12,824
0.260% due 11/03/2011	40,600	40,595
0.270% due 01/10/2012	25,680	25,681

		3,949,622

COMMERCIAL PAPER 20.9%
American Electric Power Co., Inc.
0.280% due 07/08/2011	11,000	10,999
0.300% due 07/01/2011	1,780	1,780
0.320% due 07/26/2011	18,050	18,046
0.325% due 08/05/2011	34,700	34,689
0.340% due 08/09/2011	42,650	42,634
Anheuser-Busch InBev Worldwide, Inc.
0.284% due 07/25/2011	8,475	8,473
BMW U.S. Capital LLC
0.310% due 07/13/2011	71,600	71,593
0.315% due 07/05/2011	45,500	45,498
0.315% due 07/06/2011	40,900	40,898
0.320% due 07/01/2011	40,900	40,900
0.320% due 07/06/2011	45,500	45,498
0.320% due 07/07/2011	46,400	46,397
0.350% due 08/05/2011	5,140	5,138
0.350% due 08/12/2011	14,570	14,564
BNP Paribas
0.410% due 11/14/2011	244,700	244,504
BP Capital Markets PLC
0.568% due 11/22/2011	7,000	6,994
0.668% due 01/09/2012	11,550	11,538
0.720% due 03/09/2012	31,450	31,361
0.780% due 06/05/2012	78,600	78,220
0.800% due 01/04/2012	22,250	22,214
0.800% due 01/09/2012	55,000	54,943
0.800% due 03/05/2012	50,000	49,865
0.830% due 11/22/2011	22,150	22,131
0.830% due 01/04/2012	45,000	44,927
0.870% due 11/07/2011	97,000	96,926
0.900% due 11/04/2011	100,000	99,913
BPCE S.A.
0.275% due 08/16/2011	248,000	247,913
0.292% due 10/20/2011	1,750	1,748
0.300% due 07/18/2011	132,800	132,781
0.300% due 07/29/2011	25,000	24,994
0.304% due 07/29/2011	200,000	199,953
British Aerospace PLC
0.320% due 08/02/2011	8,247	8,245
Caisse d’Amortissement De La Dette Sociale
0.190% due 08/05/2011	168,750	168,719
Citigroup Funding, Inc.
0.190% due 07/05/2011	202,700	202,696
Clorox Co.
0.290% due 07/21/2011	18,900	18,897
Colorado Public Services Co.
0.300% due 07/14/2011	15,500	15,498

Daimler Finance North America
0.330% due 07/05/2011	29,300	29,299
0.350% due 07/11/2011	4,350	4,350
0.420% due 07/19/2011	19,600	19,596
0.420% due 07/20/2011	21,000	20,995
Danske Corp.
0.160% due 07/05/2011	439,700	439,692
0.280% due 08/05/2011	39,100	39,089
Detroit Edison Co.
0.300% due 07/05/2011	4,300	4,300
Deutsche Telekom AG
0.416% due 07/29/2011	100,500	100,468
Devon Energy Corp.
0.250% due 07/06/2011	12,800	12,800
Dominion Resources, Inc.
0.330% due 07/05/2011	4,600	4,600
0.330% due 07/06/2011	8,800	8,800
0.330% due 07/07/2011	11,300	11,299
0.330% due 07/08/2011	17,200	17,199
Dominion Virginia Power
0.330% due 07/07/2011	12,600	12,599
0.330% due 07/13/2011	1,700	1,700
0.335% due 07/07/2011	24,950	24,949
0.335% due 07/12/2011	7,628	7,627
0.355% due 07/05/2011	872	872
Duke Energy Corp.
0.294% due 07/05/2011	10,100	10,100
Enbridge Energy Partners LP
0.330% due 07/01/2011	40,086	40,086
0.340% due 07/12/2011	19,408	19,406
0.340% due 07/13/2011	56,200	56,194
Erac USA Finance LLC
0.370% due 07/06/2011	9,050	9,050
0.370% due 07/08/2011	21,700	21,698
0.400% due 07/08/2011	500	500
0.426% due 07/22/2011	24,200	24,194
Erste Abwicklungsanstalt
0.180% due 07/06/2011	63,334	63,332
0.180% due 07/21/2011	100,000	99,990
0.180% due 07/22/2011	100,000	99,990
0.210% due 08/22/2011	200,800	200,739
0.210% due 08/23/2011	100,000	99,969
0.274% due 10/28/2011	91,000	90,936
0.280% due 10/17/2011	85,000	84,946
0.315% due 11/28/2011	49,400	49,356
0.330% due 11/08/2011	12,700	12,688
0.366% due 01/30/2012	45,500	45,408
Hasbro, Inc.
0.320% due 07/28/2011	84,750	84,730
HJ Heinz Co.
0.250% due 07/20/2011	42,600	42,594
0.270% due 07/22/2011	19,400	19,397
Johnson Controls, Inc.
0.350% due 08/08/2011	18,750	18,743
Kells Funding LLC
0.003% due 03/12/2012	85,900	85,643
0.128% due 07/07/2011	50,000	49,999
0.129% due 07/07/2011	16,300	16,300
0.148% due 07/08/2011	900	900
0.158% due 07/07/2011	15,200	15,200
0.158% due 07/08/2011	134,400	134,396
0.158% due 07/13/2011	2,000	2,000
0.158% due 07/18/2011	101,400	101,392
0.158% due 07/19/2011	250,000	249,980
0.158% due 07/20/2011	24,000	23,998
0.158% due 08/04/2011	10,000	9,999
0.158% due 08/01/2011	1,200	1,200
0.158% due 08/02/2011	1,300	1,300
0.160% due 07/08/2011	6,900	6,900
0.160% due 07/13/2011	4,000	4,000
0.160% due 07/18/2011	59,000	58,996
0.160% due 07/19/2011	6,800	6,799
0.168% due 07/06/2011	200,000	199,995
0.168% due 07/07/2011	207,400	207,394
0.168% due 07/08/2011	2,800	2,800
0.168% due 08/01/2011	1,600	1,600
0.168% due 08/02/2011	5,500	5,499
0.168% due 08/04/2011	20,000	19,997
0.168% due 08/08/2011	30,200	30,195
0.168% due 08/16/2011	29,500	29,494
0.168% due 08/17/2011	22,300	22,295
0.168% due 08/18/2011	18,500	18,496
0.168% due 08/19/2011	12,200	12,197
0.168% due 09/02/2011	9,800	9,796
0.170% due 07/08/2011	800	800
0.170% due 07/18/2011	2,400	2,400
0.170% due 08/02/2011	3,000	3,000
0.170% due 08/18/2011	1,400	1,400
0.178% due 07/08/2011	2,000	2,000
0.178% due 07/13/2011	1,100	1,100
0.178% due 07/18/2011	4,300	4,300
0.178% due 07/19/2011	8,600	8,599
0.178% due 09/02/2011	6,200	6,198
0.178% due 09/07/2011	4,900	4,898
0.188% due 08/01/2011	13,500	13,498
0.188% due 08/02/2011	17,100	17,097
0.188% due 08/16/2011	3,700	3,699
0.188% due 08/18/2011	1,000	1,000
0.188% due 08/19/2011	2,600	2,599
0.190% due 08/01/2011	13,900	13,898
0.190% due 08/18/2011	10,000	9,998
0.198% due 10/03/2011	13,000	12,993
0.198% due 10/04/2011	5,800	5,797
0.200% due 09/02/2011	1,500	1,500
0.208% due 09/02/2011	1,000	1,000
0.208% due 09/07/2011	210,700	210,625
0.220% due 10/18/2011	150,100	150,004
0.238% due 10/05/2011	1,300	1,299
0.240% due 10/06/2011	68,200	68,161
0.240% due 10/07/2011	22,800	22,787
0.240% due 11/04/2011	81,300	81,240
0.244% due 11/04/2011	140,900	140,796
0.250% due 11/02/2011	113,200	113,117
0.250% due 11/03/2011	45,300	45,267
0.250% due 11/17/2011	50,000	49,959
0.260% due 12/02/2011	175,000	174,793
0.270% due 03/02/2012	113,600	113,337
0.270% due 03/07/2012	113,600	113,332
0.274% due 11/02/2011	22,600	22,581
0.278% due 11/16/2011	6,000	5,994
0.280% due 12/01/2011	84,000	83,902
0.280% due 12/02/2011	50,000	49,941
0.280% due 12/05/2011	25,000	24,969
0.280% due 12/13/2011	45,300	45,240
0.290% due 01/10/2012	200,000	199,656
0.290% due 01/11/2012	75,000	74,862
0.310% due 10/03/2011	20,100	20,089
0.310% due 01/26/2012	49,800	49,701
Kinder Morgan Energy Partners LP
0.380% due 08/03/2011	159,000	158,945
NextEra Energy, Inc.
0.310% due 07/08/2011	1,000	1,000
0.315% due 07/20/2011	34,300	34,294
0.320% due 07/13/2011	25,000	24,997
0.320% due 07/18/2011	42,600	42,594
Northern State Power Co.
0.340% due 07/14/2011	12,000	11,999
Pacific Gas & Electric Co.
0.360% due 07/11/2011	21,500	21,498
0.370% due 07/11/2011	4,500	4,500
Potash Corp. of Saskatchewan, Inc.
0.295% due 07/06/2011	13,625	13,624
0.300% due 07/05/2011	18,100	18,099
0.314% due 07/15/2011	22,800	22,797
0.345% due 07/06/2011	20,175	20,174
Public Service Electric and Gas Co.
0.315% due 07/14/2011	17,100	17,098
Reed Elsevier, Inc.
0.300% due 07/05/2011	75,000	74,998
0.300% due 07/08/2011	25,000	24,999
Sempra Energy Holdings
0.300% due 07/13/2011	11,500	11,499
0.300% due 07/18/2011	50,000	49,993
0.320% due 07/01/2011	45,500	45,500
Societe Generale
0.400% due 11/03/2011	162,600	162,480
Southern Power Co.
0.300% due 07/20/2011	6,700	6,699
0.310% due 07/20/2011	3,860	3,859
0.320% due 07/12/2011	12,125	12,124
Southwestern Public Service Co.
0.330% due 07/06/2011	996	996
0.340% due 07/15/2011	4,200	4,199
Straight-A Funding LLC
0.108% due 07/05/2011	14,557	14,557
0.108% due 07/07/2011	10,545	10,545
0.108% due 07/11/2011	62,795	62,793
0.108% due 07/12/2011	11,025	11,025
0.108% due 07/14/2011	4,638	4,638
0.109% due 07/05/2011	61,321	61,320
0.109% due 07/06/2011	6,700	6,700
0.110% due 07/05/2011	1,600	1,600
0.110% due 07/11/2011	6,400	6,400
0.118% due 07/05/2011	8,500	8,500
0.118% due 07/06/2011	8,100	8,100
0.118% due 07/11/2011	8,300	8,300
0.118% due 07/25/2011	22,600	22,598
0.119% due 07/19/2011	1,683	1,683
0.120% due 07/06/2011	165,000	164,997
0.120% due 07/07/2011	68,246	68,245
0.120% due 07/08/2011	502,258	502,246
0.128% due 07/01/2011	8,900	8,900
0.128% due 07/05/2011	4,500	4,500
0.128% due 08/01/2011	33,600	33,596
0.128% due 08/02/2011	28,800	28,797
0.128% due 08/03/2011	10,000	9,999
0.128% due 08/04/2011	23,200	23,197
0.128% due 08/05/2011	9,700	9,699
0.128% due 08/08/2011	59,000	58,992
0.129% due 08/09/2011	8,100	8,099
0.130% due 07/26/2011	101,407	101,398
0.130% due 08/02/2011	79,848	79,839
0.130% due 08/04/2011	64,400	64,392
0.138% due 08/02/2011	19,700	19,698
0.138% due 08/05/2011	7,200	7,199
0.138% due 08/22/2011	15,900	15,897
0.138% due 08/23/2011	3,800	3,799

0.139% due 08/01/2011	5,900	5,899
0.139% due 08/02/2011	6,000	5,999
0.139% due 08/03/2011	6,000	5,999
0.140% due 07/01/2011	105,000	105,000
0.148% due 07/01/2011	8,700	8,700
0.148% due 09/02/2011	28,000	27,992
0.148% due 09/12/2011	1,200	1,200
0.150% due 08/01/2011	401,094	401,042
0.150% due 08/05/2011	107,457	107,441
0.150% due 08/19/2011	33,590	33,583
0.150% due 09/01/2011	7,600	7,598
0.150% due 09/02/2011	600	600
0.150% due 09/06/2011	8,600	8,596
0.150% due 09/12/2011	1,600	1,599
0.158% due 07/26/2011	1,600	1,600
0.158% due 09/02/2011	14,300	14,295
0.158% due 09/06/2011	3,000	2,999
0.160% due 08/22/2011	569,497	569,365
0.160% due 08/23/2011	136,912	136,880
0.160% due 09/01/2011	203,349	203,276
0.160% due 09/02/2011	126,998	126,950
0.160% due 09/06/2011	33,744	33,733
0.160% due 09/07/2011	176,006	175,950
0.160% due 09/08/2011	153,784	153,731
0.160% due 09/09/2011	17,102	17,095
0.160% due 09/16/2011	75,747	75,719
0.160% due 09/19/2011	55,178	55,148
0.160% due 09/22/2011	6,200	6,197
0.162% due 09/02/2011	491,201	491,054
0.162% due 09/12/2011	64,800	64,777
0.170% due 08/08/2011	37,666	37,659
0.170% due 08/09/2011	120,293	120,271
0.170% due 08/11/2011	138,657	138,630
0.190% due 07/06/2011	5,000	5,000
0.190% due 07/08/2011	100,000	99,996
0.190% due 07/11/2011	73,821	73,817
0.190% due 07/12/2011	25,112	25,110
0.190% due 07/26/2011	82,100	82,089
0.200% due 07/08/2011	44,827	44,825
0.210% due 07/01/2011	300,500	300,500
0.230% due 07/01/2011	241,360	241,360
Svenska Handelsbanken AB
0.200% due 08/03/2011	268,300	268,251
United Healthcare Co.
0.330% due 07/01/2011	59,300	59,300
Vodafone Group PLC
0.708% due 01/19/2012	500	499
0.880% due 01/19/2012	79,350	79,143
VW Credit, Inc.
0.294% due 07/05/2011	8,600	8,600
0.300% due 07/05/2011	4,200	4,200
0.304% due 07/06/2011	8,600	8,600
0.310% due 07/11/2011	4,125	4,125
0.320% due 07/11/2011	13,275	13,274
0.406% due 08/26/2011	45,300	45,272

		14,216,304

REPURCHASE AGREEMENTS 9.5%
Banc of America Securities LLC
0.040% due 07/05/2011	92,300	92,300
(Dated 07/01/2011. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $95,667. Repurchase proceeds are $92,303.)
Barclays Capital, Inc.
0.030% due 07/01/2011	2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $2,550. Repurchase proceeds are $2,500.)
0.050% due 07/01/2011	4,200	4,200
(Dated 06/30/2011. Collateralized by Freddie Mac 4.500% due 05/01/2041 valued at $4,332. Repurchase proceeds are $4,200.)
0.060% due 07/05/2011	2,200	2,200
(Dated 07/01/2011. Collateralized by Fannie Mae 5.000% due 10/01/2035 valued at $2,339. Repurchase proceeds are $2,200.)
0.100% due 07/14/2011	56,400	56,400
(Dated 06/23/2011. Collateralized by Fannie Mae 0.280% due 11/23/2012 valued at $57,544. Repurchase proceeds are $56,402.)
0.130% due 03/14/2013	5,968	5,969
(Dated 03/15/2011. Collateralized by Express Scripts, Inc. 6.250% due 06/15/2014 valued at $5,621. Repurchase proceeds are $5,969.)
0.340% due 11/06/2011	19,323	19,323
(Dated 11/06/2009. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $5,716 and Time Warner 10.150% due 05/01/2012 valued at $8,148. Repurchase proceeds are $19,324.)
0.360% due 08/31/2011	21,912	21,912

(Dated 05/31/2011. Collateralized by FDIC Structured Sale Guaranteed Notes 0.906% due 12/04/2020 valued at $9,128 and NCUA Guaranteed Notes 0.540% - 0.750% due 01/08/2020 - 12/08/2020 valued at $14,106. Repurchase proceeds are $21,913.)

0.360% due 08/31/2011	4,650	4,650
(Dated 06/30/2011. Collateralized by NCUA Guaranteed Notes 2.900% due 10/29/2020 valued at $4,988. Repurchase proceeds are $4,650.)
0.360% due 09/01/2011	87,845	87,845

(Dated 06/01/2011. Collateralized by SLC Student Loan Trust 0.897% due 09/15/2018 valued at $11,675 and SLM Student Loan Trust 1.174% - 1.374% due 07/25/2023 valued at $86,366. Repurchase proceeds are $87,847.)

0.370% due 06/28/2012	350	350
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $372. Repurchase proceeds are $350.)
0.370% due 06/29/2012	1,282	1,282
(Dated 06/28/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $549 and Time Warner 10.150% due 05/01/2012 valued at $750. Repurchase proceeds are $1,282.)
0.380% due 03/22/2012	641	641
(Dated 03/22/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $275 and Time Warner 10.150% due 05/01/2012 valued at $375. Repurchase proceeds are $641.)
0.400% due 06/09/2012	1,284	1,284
(Dated 06/10/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $550 and Time Warner 10.150% due 05/01/2012 valued at $751. Repurchase proceeds are $1,284.)
0.400% due 08/26/2012	1,927	1,927
(Dated 08/27/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $826 and Time Warner 10.150% due 05/01/2012 valued at $1,127. Repurchase proceeds are $1,927.)
0.400% due 08/26/2012	527	527
(Dated 08/27/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $560. Repurchase proceeds are $527.)
0.420% due 05/11/2012	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $6,182. Repurchase proceeds are $5,825.)
BNP Paribas Securities Corp.
0.060% due 07/01/2011	1,000	1,000
(Dated 06/30/2011. Collateralized by Fannie Mae 4.500% due 06/01/2041 valued at $1,031. Repurchase proceeds are $1,000.)
0.100% due 07/14/2011	2,000	2,000
(Dated 06/15/2011. Collateralized by Fannie Mae 4.500% due 05/01/2041 valued at $2,055. Repurchase proceeds are $2,000.)
0.100% due 07/15/2011	300,000	300,000
(Dated 06/15/2011. Collateralized by Fannie Mae 4.500% due 09/01/2040 valued at $154,909 and Freddie Mac 4.500% due 12/01/2040 valued at $154,682. Repurchase proceeds are $300,008.)
0.150% due 07/20/2011	800,000	800,000

(Dated 06/20/2011. Collateralized by Fannie Mae 3.500% - 5.000% due 12/01/2025 - 09/01/2040 valued at $485,404 and Freddie Mac 4.500% - 5.500% due 06/01/2036 - 01/01/2041 valued at $340,750. Repurchase proceeds are $800,022.)

Citigroup Global Markets, Inc.
0.050% due 07/05/2011	140,800	140,800
(Dated 07/01/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $143,760. Repurchase proceeds are $140,804.)

Credit Suisse Securities (USA) LLC
0.100% due 07/14/2011	150,000	150,000

(Dated 06/15/2011. Collateralized by Federal Home Loan Bank 3.625% due 05/29/2013 valued at $3,921 and Freddie Mac 0.224% - 4.100% due 03/01/2017 - 04/05/2021 valued at $149,279. Repurchase proceeds are $150,004.)

Goldman Sachs & Co.
0.100% due 07/11/2011	100,000	100,000
(Dated 06/08/2011. Collateralized by Fannie Mae 4.500% due 08/01/2025 valued at $103,068. Repurchase proceeds are $100,003.)
0.100% due 07/11/2011	300,000	300,000
(Dated 06/09/2011. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $307,353. Repurchase proceeds are $300,008.)
0.100% due 07/13/2011	402,000	402,000
(Dated 06/13/2011. Collateralized by Fannie Mae 5.000% - 5.500% due 04/01/2038 - 08/01/2039 valued at $414,455. Repurchase proceeds are $402,011.)
0.100% due 07/11/2011	60,000	60,000
(Dated 06/16/2011. Collateralized by Fannie Mae 5.000% - 5.500% due 04/01/2038 - 06/01/2038 valued at $62,041. Repurchase proceeds are $60,002.)
0.100% due 07/20/2011	500,000	500,000
(Dated 06/21/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $461,428 and Freddie Mac 5.000% due 03/01/2038 valued at $54,646. Repurchase proceeds are $500,014.)
0.110% due 07/06/2011	425,000	425,000

(Dated 06/03/2011. Collateralized by Fannie Mae 5.000% - 5.500% due 08/01/2037 - 07/01/2039 valued at $145,953 and Freddie Mac 4.500% due 02/01/2041 valued at $288,799. Repurchase proceeds are $425,012.)

0.120% due 07/05/2011	600,000	600,000
(Dated 06/02/2011. Collateralized by Fannie Mae 4.500% - 5.000% due 07/01/2037 - 04/01/2041 valued at $610,555. Repurchase proceeds are $600,017.)
0.300% due 09/02/2011	668,842	668,842
(Dated 06/02/2011. Collateralized by FMS Wertmanagement 1.220% - 2.000% due 05/15/2012 - 11/15/2012 valued at $688,878. Repurchase proceeds are $668,860.)
JPMorgan Securities, Inc.
0.030% due 07/01/2011	15,300	15,300
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 2.875% due 01/31/2013 valued at $16,056. Repurchase proceeds are $15,300.)
Morgan Stanley & Co., Inc.
0.040% due 07/01/2011	3,100	3,100
(Dated 06/30/2011. Collateralized by Fannie Mae 0.500% - 1.250% due 10/30/2012 - 02/27/2014 valued at $3,164. Repurchase proceeds are $3,100.)
0.060% due 07/05/2011	500	500
(Dated 07/01/2011. Collateralized by Fannie Mae 0.500% due 10/30/2012 valued at $510. Repurchase proceeds are $500.)
0.090% due 07/06/2011	600,000	600,000
(Dated 06/06/2011. Collateralized by U.S. Treasury Notes 0.375% - 4.625% due 06/30/2012 - 02/15/2017 valued at $611,394. Repurchase proceeds are $600,017.)
0.090% due 07/11/2011	250,000	250,000
(Dated 06/09/2011. Collateralized by Ginnie Mae 4.500% - 5.500% due 03/15/2040 - 05/20/2041 valued at $252,955. Repurchase proceeds are $250,007.)
0.100% due 07/08/2011	610,000	610,000
(Dated 06/08/2011. Collateralized by Fannie Mae 4.000% - 5.000% due 04/01/2038 - 01/01/2041 valued at $625,715. Repurchase proceeds are $610,017.)
0.100% due 07/11/2011	200,000	200,000
(Dated 06/08/2011. Collateralized by Fannie Mae 4.500% due 06/01/2024 valued at $2,283 and Freddie Mac 5.000% due 03/01/2038 valued at $202,554. Repurchase proceeds are $200,006.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	14,234	14,234
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $14,520. Repurchase proceeds are $14,234.)

		6,451,911

SHORT-TERM NOTES 12.7%
Banco Santander Brasil S.A.
0.010% due 10/13/2011	4,000	4,000
Banco Santander Chile
1.246% due 09/22/2011	70,000	70,004
BMW Vehicle Lease Trust
0.289% due 04/20/2012	47,394	47,435
CarMax Auto Owner Trust
0.334% due 03/15/2012	20,297	20,308
Fannie Mae
0.010% due 08/02/2011 - 09/21/2011	334,689	334,664
0.040% due 08/03/2011	18,200	18,199
0.050% due 08/09/2011	300	300
0.060% due 07/21/2011	43,332	43,330
0.062% due 09/06/2011	21,300	21,299
0.065% due 07/25/2011	700	700
0.070% due 08/01/2011 - 08/31/2011	356,200	356,179
0.080% due 09/07/2011 - 09/26/2011	98,290	98,286
0.085% due 09/14/2011	93,362	93,358
0.095% due 09/01/2011	300,460	300,450
0.100% due 10/03/2011	9,040	9,039
0.105% due 09/13/2011	756,400	756,369
0.115% due 08/22/2011	18,048	18,045
0.140% due 09/28/2011	150,830	150,823
0.180% due 08/10/2011	121,783	121,759
Federal Farm Credit Bank
0.310% due 07/28/2011	50,000	50,006
Federal Home Loan Bank
0.320% due 12/09/2011	126,495	126,618
Fosse Master Issuer PLC
0.349% due 04/18/2012	85,500	85,497
Freddie Mac
0.010% due 08/24/2011 - 08/26/2011	253,250	253,198
0.020% due 09/15/2011	1,400	1,400
0.040% due 09/26/2011	519,000	518,975
0.045% due 09/28/2011	127,616	127,610
0.050% due 08/09/2011 - 08/10/2011	12,275	12,275
0.055% due 07/20/2011 - 09/07/2011	1,300	1,300
0.060% due 07/25/2011 - 08/15/2011	287,247	287,211
0.062% due 09/21/2011	53,800	53,798
0.065% due 08/12/2011 - 08/23/2011	18,250	18,249
0.070% due 08/03/2011 - 08/24/2011	128,475	128,464
0.072% due 08/29/2011	3,700	3,699
0.075% due 07/27/2011 - 09/01/2011	152,196	152,188
0.080% due 09/01/2011 - 09/22/2011	343,952	343,937
0.082% due 09/09/2011	44,475	44,473
0.085% due 07/29/2011 - 09/21/2011	953,238	953,186
0.090% due 09/14/2011 - 09/22/2011	149,851	149,845
0.095% due 09/27/2011 - 11/07/2011	6,020	6,020
0.100% due 10/12/2011	29,100	29,097
0.102% due 10/03/2011	379,424	379,394
0.107% due 10/31/2011	28,900	28,897
0.110% due 08/17/2011	22,000	21,996
0.120% due 07/14/2011 - 09/29/2011	248,600	248,589
0.145% due 09/06/2011 - 09/23/2011	908,490	908,454
0.150% due 10/04/2011 - 10/05/2011	395,849	395,818
0.160% due 09/08/2011	111,400	111,396
0.170% due 09/15/2011	303,759	303,746
Holmes Master Issuer PLC
0.337% due 10/15/2011	26,600	26,600
Hyundai Auto Receivables Trust
0.248% due 05/15/2012	31,520	31,536
ING Bank NV
0.783% due 02/02/2012	30,000	29,998

Nissan Auto Lease Trust
0.317% due 11/15/2011	3,302	3,302
Royal Bank of Scotland Group PLC
0.838% due 11/21/2011	257,300	257,653
Sanofi
0.296% due 03/28/2012	29,000	29,021
SMART Trust
0.432% due 03/14/2012	16,315	16,326

		8,604,319

U.S. TREASURY BILLS 0.3%
0.037% due 10/20/2011 - 10/27/2011 (b)	198,700	198,678

Total Short-Term Instruments (Cost $33,416,108)		33,420,834

Total Investments 100.8% (Cost $68,530,133)		$68,553,393
Other Assets and Liabilities (Net) (0.8%)		(569,686)

Net Assets 100.0%		$67,983,707

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ford Credit Auto Lease Trust	0.261%	07/15/2012	06/29/2011	$68,300	$68,300	0.10%

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$16,415,313	$184,896	$16,600,209
Industrials	0	63,748	0	63,748
Utilities	0	391,538	0	391,538
Municipal Bonds & Notes
New York	0	196,228	0	196,228
U.S. Government Agencies	0	15,905,230	0	15,905,230
U.S. Treasury Obligations	0	1,267,776	0	1,267,776
Asset-Backed Securities	0	347,387	0	347,387
Sovereign Issues	0	360,443	0	360,443
Short-Term Instruments
Certificates of Deposit	0	3,949,622	0	3,949,622
Commercial Paper	0	14,216,304	0	14,216,304
Repurchase Agreements	0	6,451,911	0	6,451,911
Short-Term Notes	0	8,604,319	0	8,604,319
U.S. Treasury Bills	0	198,678	0	198,678

	$0	$68,368,497	$184,896	$68,553,393

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,010	$185,200	$0	$(7)	$0	$(291)	$0	$(3,016)	$184,896	$(304)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 30.6%
BANKING & FINANCE 29.6%
American Express Bank FSB
0.316% due 05/29/2012	$1,190	$1,188
0.340% due 06/12/2012	800	798
3.150% due 12/09/2011	29,635	30,016
American Express Credit Corp.
0.306% due 02/24/2012	4,560	4,556
American International Group, Inc.
0.386% due 10/18/2011	800	796
ANZ National International Ltd.
3.250% due 04/02/2012	3,500	3,576
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.257% due 05/25/2012	1,300	1,300
Bank of America Corp.
0.361% due 08/15/2011	6,930	6,930
0.573% due 04/30/2012	8,000	8,025
0.950% due 12/02/2011	30,000	30,109
1.073% due 12/02/2011	28,750	28,863
2.100% due 04/30/2012	7,149	7,263
3.125% due 06/15/2012	15,000	15,414
6.250% due 04/15/2012	2,500	2,600
Bank of the West
2.150% due 03/27/2012	8,404	8,527
Barclays Bank PLC
0.551% due 04/10/2012	1,000	1,002
0.902% due 04/10/2012	71,400	71,418
1.081% due 01/05/2012	10,000	10,029
1.240% due 12/05/2011	5,000	5,016
2.700% due 03/05/2012	10,200	10,365
BB&T Corp.
6.500% due 08/01/2011	7,050	7,080
Bear Stearns Cos. LLC
0.558% due 02/23/2012	1,000	998
5.500% due 08/15/2011	400	402
BNZ International Funding Ltd.
2.625% due 06/05/2012	28,000	28,558
Caterpillar Financial Services Corp.
5.125% due 10/12/2011	1,780	1,803
Cie de Financement Foncier
1.625% due 07/23/2012	5,000	5,041
Citibank N.A.
1.250% due 09/22/2011	2,000	2,005
1.375% due 08/10/2011	67,000	67,085
1.875% due 06/04/2012	3,500	3,552
Citigroup Funding, Inc.
0.603% due 04/30/2012	3,000	3,011
Citigroup, Inc.
0.370% due 03/16/2012	8,439	8,425
2.125% due 04/30/2012	20,000	20,319
2.875% due 12/09/2011	16,314	16,508
5.250% due 02/27/2012	30,250	31,132
5.300% due 10/17/2012	2,440	2,561
6.000% due 02/21/2012	29,485	30,461
Commonwealth Bank of Australia
0.344% due 08/27/2014	2,500	2,502
2.400% due 01/12/2012	10,000	10,107
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.472% due 08/05/2011	5,680	5,681
Countrywide Financial Corp.
0.708% due 05/07/2012	10,050	10,055
5.800% due 06/07/2012	45,542	47,516
Credit Agricole S.A.
0.623% due 02/02/2012	15,700	15,673
Credit Suisse USA, Inc.
0.461% due 08/16/2011	9,500	9,503
5.500% due 08/16/2011	330	332
6.125% due 11/15/2011	2,850	2,907
Dexia Credit Local S.A.
0.896% due 09/23/2011	10,500	10,511
2.375% due 09/23/2011	25,000	25,097
General Electric Capital Corp.
0.218% due 05/08/2012	17,515	17,523
0.424% due 06/01/2012	400	401
2.200% due 06/08/2012	16,600	16,912
2.250% due 03/12/2012	64,048	64,980
3.000% due 12/09/2011	39,695	40,185
Goldman Sachs Group, Inc.
0.450% due 02/06/2012	9,000	9,000
0.990% due 12/05/2011	35,000	35,134
2.150% due 03/15/2012	13,500	13,687
3.250% due 06/15/2012	53,248	54,755
6.600% due 01/15/2012	7,100	7,320
HSBC Finance Corp.
0.478% due 08/09/2011	35,955	35,963
0.544% due 04/24/2012	20,784	20,769
0.597% due 09/14/2012	900	898
0.625% due 07/19/2012	3,550	3,549
5.900% due 06/19/2012	665	698
6.375% due 10/15/2011	28,056	28,503
7.000% due 05/15/2012	12,930	13,621
HSBC USA, Inc.
3.125% due 12/16/2011	22,750	23,059
Huntington National Bank
0.654% due 06/01/2012	300	301
ING Bank NV
0.913% due 01/13/2012	6,760	6,773
1.046% due 03/30/2012	4,100	4,117
2.625% due 02/09/2012	2,170	2,199
JPMorgan Chase & Co.
0.348% due 02/22/2012	1,600	1,601
0.477% due 06/15/2012	36,345	36,452
0.626% due 06/22/2012	1,600	1,608
0.950% due 12/02/2011	32,400	32,519
2.200% due 06/15/2012	73,289	74,641
3.125% due 12/01/2011	4,000	4,049
6.625% due 03/15/2012	1,500	1,564
KeyBank N.A.
3.200% due 06/15/2012	28,029	28,823
KeyCorp
0.786% due 12/19/2011	2,800	2,810
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	900	913
Landesbank Baden-Wuerttemberg
0.466% due 06/22/2012	20,000	19,967
LeasePlan Corp. NV
3.000% due 05/07/2012	2,000	2,045
Lloyds TSB Bank PLC
0.340% due 08/17/2011	2,000	2,000
1.625% due 10/14/2011	35,000	35,084
2.800% due 04/02/2012	62,215	63,328
M&I Marshall & Ilsley Bank
3.875% due 08/19/2011	720	723
Macquarie Bank Ltd.
0.378% due 07/15/2011	3,000	3,000
0.576% due 07/17/2012	3,400	3,396
2.600% due 01/20/2012	14,555	14,737
Merrill Lynch & Co., Inc.
0.473% due 11/01/2011	12,100	12,104
0.474% due 07/25/2011	7,500	7,502
0.482% due 06/05/2012	13,043	13,022
0.701% due 05/29/2012	400	394
Metropolitan Life Global Funding I
0.683% due 07/13/2011	425	425
Monumental Global Funding II
5.650% due 07/14/2011	1,000	1,001
Morgan Stanley
0.450% due 04/19/2012	2,800	2,800
0.540% due 01/09/2012	15,000	15,018
0.547% due 02/10/2012	200	200
1.950% due 06/20/2012	7,000	7,113
2.000% due 09/22/2011	45,000	45,197
3.250% due 12/01/2011	22,100	22,362
Nationwide Building Society
0.440% due 05/17/2012	41,800	41,935
Nomura Europe Finance NV
0.451% due 07/05/2011	3,000	3,000
PNC Funding Corp.
2.300% due 06/22/2012	11,460	11,694
Regions Bank
3.250% due 12/09/2011	200	203
Royal Bank of Canada
0.923% due 07/29/2011	600	600
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012	4,000	4,006
1.450% due 10/20/2011	8,000	8,027
1.500% due 03/30/2012	5,000	5,046
2.625% due 05/11/2012	8,500	8,661
3.000% due 12/09/2011	196,100	198,364
Sovereign Bank
2.750% due 01/17/2012	10,790	10,934
State Street Bank and Trust Co.
0.447% due 09/15/2011	6,200	6,205
Sun Life Financial Global Funding LP
0.457% due 07/06/2011	5,130	5,130
Suncorp-Metway Ltd.
1.778% due 07/16/2012	1,500	1,523
Svenska Handelsbanken AB
0.503% due 07/01/2011	8,400	8,400
Swedbank AB
2.800% due 02/10/2012	5,750	5,834
U.S. Bancorp
0.586% due 04/27/2012	50,000	50,209
2.250% due 03/13/2012	25,000	25,360
U.S. Bank N.A.
6.375% due 08/01/2011	2,050	2,059
U.S. Central Federal Credit Union
0.275% due 10/19/2011	2,000	2,001
1.250% due 10/19/2011	26,200	26,290
Union Bank N.A.
0.445% due 03/16/2012	5,500	5,512
Wachovia Corp.
0.404% due 04/23/2012	7,000	7,008
Wells Fargo & Co.
1.102% due 12/09/2011	66,500	66,797
3.000% due 12/09/2011	11,287	11,429
Western Corporate Federal Credit Union
1.750% due 11/02/2012	10,000	10,159
Westpac Banking Corp.
3.250% due 12/16/2011	29,000	29,379
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	6,050	6,149

		2,035,275

INDUSTRIALS 0.1%
Daimler Finance North America LLC
5.750% due 09/08/2011	355	358
7.300% due 01/15/2012	4,125	4,269
Hewlett-Packard Co.
4.250% due 02/24/2012	1,150	1,178
HJ Heinz Finance Co.
6.625% due 07/15/2011	970	972

		6,777

UTILITIES 0.9%
AT&T Corp.
7.300% due 11/15/2011	2,160	2,212
AT&T Mobility LLC
6.500% due 12/15/2011	1,660	1,703
AT&T, Inc.
5.875% due 02/01/2012	740	762
BP Capital Markets PLC
1.550% due 08/11/2011	34,050	34,086
2.375% due 12/14/2011	3,853	3,885
2.750% due 02/27/2012	3,000	3,042
3.125% due 03/10/2012	450	458
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	10,882	11,540
Verizon Wireless Capital LLC
5.250% due 02/01/2012	4,420	4,537

		62,225

Total Corporate Bonds & Notes (Cost $2,103,669)		2,104,277

MUNICIPAL BONDS & NOTES 0.2%
NEW YORK 0.2%
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	12,600	12,601
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	1,575	1,578

Total Municipal Bonds & Notes (Cost $14,176)		14,179

U.S. GOVERNMENT AGENCIES 24.2%
Fannie Mae
0.100% due 08/11/2011	2,700	2,700
0.176% due 07/26/2012	199,000	199,151
0.206% due 08/23/2012	429,200	429,644
0.215% due 09/17/2012	133,792	133,944
0.216% due 10/18/2012	167,186	167,377
5.000% due 10/15/2011	12,000	12,171
Federal Farm Credit Bank
0.116% due 08/27/2012	7,300	7,303
0.126% due 11/23/2011	500	500
0.144% due 08/28/2012	4,700	4,703
0.146% due 07/20/2012	77,700	77,730
0.159% due 05/14/2012	25,000	25,012
0.166% due 07/16/2012	2,400	2,402
0.210% due 09/07/2012	2,000	2,002
0.230% due 11/23/2011	5,100	5,101
0.300% due 09/16/2011	10,000	10,003
0.320% due 09/23/2011 - 02/13/2012	4,100	4,103
0.376% due 08/27/2012	5,800	5,817
5.500% due 07/15/2011	7,500	7,515
Federal Home Loan Bank
0.091% due 08/25/2011	700	700
0.100% due 08/12/2011	90,000	90,001
0.106% due 08/26/2011	2,400	2,400
0.136% due 10/25/2012 - 10/26/2012	65,000	65,005
0.137% due 09/15/2011	700	700
0.138% due 07/15/2011	25,000	25,000
0.143% due 02/03/2012	1,100	1,100
0.154% due 10/27/2011	3,000	3,000
0.158% due 11/08/2011	37,400	37,410
0.160% due 09/15/2011	62,770	62,781
0.161% due 02/16/2012	20,000	20,009
0.253% due 10/13/2011	22,350	22,357
0.760% due 07/19/2011	30,000	30,010
3.625% due 07/01/2011 - 09/16/2011	34,395	34,572
5.375% due 08/19/2011	1,715	1,727
Freddie Mac
0.110% due 01/11/2012 - 02/02/2012	13,000	13,001
0.126% due 08/24/2012	30,000	30,004
0.136% due 12/21/2011 - 12/29/2011	21,800	21,806
0.146% due 09/19/2011	43,625	43,632
0.150% due 08/10/2012	13,300	13,316
0.156% due 09/26/2011	1,600	1,600
0.170% due 05/11/2012	43,700	43,725
0.176% due 10/21/2011	1,400	1,401
0.186% due 10/26/2011	1,100	1,101
0.202% due 08/05/2011	4,500	4,501

Total U.S. Government Agencies (Cost $1,667,371)		1,668,037

ASSET-BACKED SECURITIES 0.5%
Ally Auto Receivables Trust
0.230% due 06/15/2012	7,000	7,004
0.254% due 05/15/2012	2,653	2,654
0.315% due 02/15/2012	824	824
0.336% due 11/15/2011	50	50
Ford Credit Auto Lease Trust
0.261% due 07/15/2012 (a)(b)	6,800	6,800
0.383% due 11/15/2011	193	194
Ford Credit Auto Owner Trust
0.289% due 02/15/2012	525	525
Honda Auto Receivables Owner Trust
0.251% due 06/18/2012	10,650	10,659
Hyundai Auto Receivables Trust
0.318% due 02/15/2012	1,079	1,080
Mercedes-Benz Auto Lease Trust
0.308% due 03/15/2012	1,486	1,486

Total Asset-Backed Securities (Cost $31,260)		31,276

SOVEREIGN ISSUES 0.4%
Development Bank of Japan
6.875% due 11/30/2011	1,850	1,896
Japan Bank for International Cooperation
4.875% due 03/22/2012	1,000	1,033
Kommunalbanken A/S
3.375% due 11/15/2011	7,100	7,177
Province of Ontario Canada
0.708% due 05/22/2012	9,000	9,036
2.625% due 01/20/2012	8,515	8,620
Societe Financement de l’Economie Francaise
2.125% due 01/30/2012	1,000	1,010
Swedish Housing Finance Corp.
3.125% due 03/23/2012	1,800	1,835

Total Sovereign Issues (Cost $30,618)		30,607

SHORT-TERM INSTRUMENTS 44.0%
CERTIFICATES OF DEPOSIT 4.4%
Abbey National Treasury Services PLC
0.590% due 09/26/2011	33,720	33,717
Bank of Nova Scotia
0.474% due 07/27/2012	3,750	3,752
0.518% due 08/09/2012	9,500	9,510
Barclays Bank PLC
0.786% due 12/20/2011	20,250	20,298
1.345% due 12/16/2011	30,000	30,137
BNP Paribas
0.617% due 02/27/2012	12,500	12,512
Canada Imperial Bank of Commerce
0.390% due 07/01/2011	28,400	28,400
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.374% due 07/19/2012	6,500	6,504
Credit Agricole S.A.
0.220% due 08/01/2011	19,500	19,500
Dexia Credit Local
0.496% due 03/22/2012	6,000	5,997
Lloyds TSB Bank PLC
0.200% due 07/05/2011	32,000	32,000
0.250% due 07/13/2011	19,600	19,601
National Australia Bank
0.278% due 01/12/2012	13,850	13,849
Nordea Bank Finland PLC
0.000% due 07/13/2011	3,700	3,700
0.446% due 07/05/2012	2,400	2,403
Rabobank Nederland NV
0.290% due 08/08/2011	1,000	1,000
Royal Bank of Canada
0.275% due 07/19/2011	1,100	1,100
Societe Generale
0.316% due 07/27/2011	1,200	1,200
0.773% due 01/30/2012	1,500	1,499
Standard Chartered Bank
0.000% due 08/11/2011	40,500	40,500
0.435% due 10/06/2011	10,700	10,699
0.661% due 11/16/2011	400	401
Westpac Banking Corp.
0.200% due 08/31/2011	1,230	1,230
0.270% due 11/03/2011	3,800	3,799
0.270% due 01/10/2012	2,610	2,610

		305,918

COMMERCIAL PAPER 19.4%
American Electric Power Co., Inc.
0.320% due 07/26/2011	1,950	1,949
0.325% due 08/05/2011	3,700	3,699
0.340% due 08/09/2011	4,550	4,548
Anheuser-Busch InBev Worldwide, Inc.
0.284% due 07/25/2011	800	800
BMW U.S. Capital LLC
0.310% due 07/13/2011	7,600	7,599
0.315% due 07/05/2011	4,500	4,500
0.315% due 07/06/2011	4,100	4,100
0.320% due 07/01/2011	4,100	4,100
0.320% due 07/06/2011	4,500	4,500
0.320% due 07/07/2011	4,600	4,600
0.350% due 08/05/2011	520	520
0.350% due 08/12/2011	1,660	1,659
BNP Paribas
0.410% due 11/14/2011	31,000	30,975
BP Capital Markets PLC
0.568% due 11/22/2011	500	499
0.668% due 01/09/2012	800	799

0.720% due 03/09/2012	6,600	6,581
0.780% due 06/05/2012	12,900	12,838
0.800% due 01/09/2012	3,800	3,796
0.870% due 11/07/2011	5,000	4,996
BPCE S.A.
0.275% due 08/16/2011	500	500
0.300% due 07/18/2011	23,600	23,597
British Aerospace PLC
0.320% due 08/02/2011	800	800
Caisse d’Amortissement De La Dette Sociale
0.190% due 08/05/2011	13,000	12,998
Citigroup Funding, Inc.
0.190% due 07/05/2011	15,700	15,700
Clorox Co.
0.290% due 07/21/2011	1,800	1,800
Colorado Public Services Co.
0.300% due 07/14/2011	1,500	1,500
Daimler Finance North America
0.330% due 07/05/2011	3,000	3,000
0.350% due 07/11/2011	650	650
0.420% due 07/19/2011	1,550	1,550
0.420% due 07/20/2011	1,650	1,650
Danske Corp.
0.160% due 07/05/2011	46,600	46,599
0.280% due 08/05/2011	2,300	2,299
Detroit Edison Co.
0.300% due 07/05/2011	400	400
Deutsche Telekom AG
0.416% due 07/29/2011	10,250	10,247
Devon Energy Corp.
0.250% due 07/06/2011	1,300	1,300
Dominion Resources, Inc.
0.330% due 07/05/2011	500	500
0.330% due 07/06/2011	800	800
0.330% due 07/07/2011	1,200	1,200
0.330% due 07/08/2011	1,700	1,700
Dominion Virginia Power
0.330% due 07/07/2011	1,300	1,300
0.330% due 07/13/2011	200	200
0.335% due 07/07/2011	2,700	2,700
0.335% due 07/12/2011	700	700
0.355% due 07/05/2011	100	100
Duke Energy Corp.
0.294% due 07/05/2011	900	900
Enbridge Energy Partners LP
0.330% due 07/01/2011	4,200	4,200
0.340% due 07/12/2011	2,000	2,000
0.340% due 07/13/2011	5,800	5,799
Erac USA Finance LLC
0.370% due 07/06/2011	950	950
0.370% due 07/08/2011	2,300	2,300
0.426% due 07/22/2011	2,300	2,299
Erste Abwicklungsanstalt
0.180% due 07/06/2011	6,200	6,200
0.210% due 08/22/2011	49,200	49,185
0.270% due 10/28/2011	4,500	4,497
0.274% due 10/28/2011	4,500	4,497
0.280% due 10/17/2011	8,700	8,694
0.310% due 11/28/2011	5,600	5,595
0.330% due 11/08/2011	1,300	1,299
0.360% due 01/30/2012	4,500	4,491
Hasbro, Inc.
0.320% due 07/28/2011	8,300	8,298
HJ Heinz Co.
0.250% due 07/20/2011	4,400	4,399
0.270% due 07/22/2011	1,700	1,700
Johnson Controls, Inc.
0.350% due 08/08/2011	2,000	1,999
Kells Funding LLC
0.158% due 07/08/2011	125,000	124,996
0.170% due 07/20/2011	81,800	81,793
0.178% due 07/19/2011	5,400	5,400
0.220% due 10/18/2011	14,900	14,890
0.240% due 10/06/2011	6,800	6,796
0.240% due 10/07/2011	2,200	2,199
0.240% due 11/04/2011	18,700	18,686
0.244% due 11/04/2011	9,100	9,093
0.250% due 11/02/2011	11,800	11,791
0.250% due 11/03/2011	4,700	4,697
0.270% due 03/02/2012	11,400	11,374
0.270% due 03/07/2012	11,400	11,373
0.274% due 11/02/2011	2,400	2,398
0.280% due 12/01/2011	16,000	15,981
0.280% due 12/13/2011	4,700	4,694
0.310% due 10/03/2011	1,500	1,499
0.310% due 01/26/2012	12,700	12,675
0.342% due 03/12/2012	7,800	7,777
Kinder Morgan Energy Partners LP
0.380% due 08/03/2011	16,250	16,244
NextEra Energy, Inc.
0.315% due 07/20/2011	3,500	3,499
0.320% due 07/18/2011	4,400	4,399
Northern State Power Co.
0.340% due 07/14/2011	1,200	1,200
Pacific Gas & Electric Co.
0.360% due 07/11/2011	2,000	2,000
0.370% due 07/11/2011	500	500
Potash Corp. of Saskatchewan, Inc.
0.295% due 07/06/2011	1,375	1,375
0.300% due 07/05/2011	2,700	2,700
0.314% due 07/15/2011	2,200	2,200
0.345% due 07/06/2011	1,500	1,500
Public Service Electric and Gas Co.
0.315% due 07/14/2011	1,700	1,700
Sempra Energy Holdings
0.320% due 07/01/2011	4,500	4,500
Societe Generale
0.400% due 11/03/2011	11,775	11,766
Southern Power Co.
0.300% due 07/20/2011	600	600
0.310% due 07/20/2011	300	300
0.320% due 07/12/2011	1,275	1,275
Southwestern Public Service Co.
0.340% due 07/15/2011	500	500
Straight-A Funding LLC
0.120% due 07/06/2011	42,000	41,999
0.120% due 07/07/2011	68,241	68,240
0.130% due 08/02/2011	47,500	47,495
0.130% due 08/04/2011	6,600	6,599
0.150% due 08/19/2011	3,600	3,599
0.160% due 08/22/2011	47,900	47,889
0.160% due 08/23/2011	14,000	13,997
0.160% due 09/01/2011	21,800	21,792
0.160% due 09/02/2011	33,000	32,987
0.160% due 09/08/2011	15,900	15,895
0.160% due 09/09/2011	1,700	1,699
0.160% due 09/16/2011	8,600	8,597
0.160% due 09/22/2011	43,800	43,782
0.162% due 09/02/2011	118,300	118,266
0.170% due 08/08/2011	16,000	15,997
0.170% due 08/09/2011	11,200	11,198
0.190% due 07/26/2011	12,800	12,798
0.230% due 07/01/2011	19,100	19,100
Svenska Handelsbanken AB
0.200% due 08/03/2011	20,400	20,396
United Healthcare Co.
0.330% due 07/01/2011	6,200	6,200
Vodafone Group PLC
0.880% due 01/19/2012	4,000	3,989
VW Credit, Inc.
0.294% due 07/05/2011	900	900
0.300% due 07/05/2011	450	450
0.304% due 07/06/2011	900	900
0.310% due 07/11/2011	900	900
0.320% due 07/11/2011	900	900
0.406% due 08/26/2011	4,700	4,697

		1,331,781

REPURCHASE AGREEMENTS 12.6%
Barclays Capital, Inc.
0.360% due 09/01/2011	11,000	11,000

(Dated 06/01/2011. Collateralized by SLC Student Loan Trust 0.897% due 09/15/2018 valued at $2,195 and SLM Student Loan Trust 1.174% - 1.374% due 07/25/2023 valued at $9,998. Repurchase proceeds are $11,000.)

BNP Paribas Securities Corp.
0.100% due 07/14/2011	63,000	63,000
(Dated 06/15/2011. Collateralized by Fannie Mae 4.500% due 06/01/2041 valued at $64,696. Repurchase proceeds are $63,002.)
0.150% due 07/20/2011	17,000	17,000
(Dated 06/20/2011. Collateralized by Freddie Mac 4.000% due 12/01/2040 valued at $17,413. Repurchase proceeds are $17,000.)
Credit Suisse Securities (USA) LLC
0.100% due 07/14/2011	15,000	15,000
(Dated 06/15/2011. Collateralized by Fannie Mae 3.360% due 09/28/2020 valued at $15,247. Repurchase proceeds are $15,000.)
Goldman Sachs & Co.
0.100% due 07/13/2011	25,000	25,000
(Dated 06/13/2011. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $25,747. Repurchase proceeds are $25,001.)
0.110% due 07/06/2011	75,000	75,000
(Dated 06/03/2011. Collateralized by Freddie Mac 5.500% due 06/01/2036 valued at $74,312. Repurchase proceeds are $75,002.)
0.120% due 07/05/2011	150,000	150,000
(Dated 06/02/2011. Collateralized by Freddie Mac 4.500% due 04/01/2040 valued at $152,195. Repurchase proceeds are $150,004.)
0.300% due 09/02/2011	39,787	39,787
(Dated 06/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $40,738. Repurchase proceeds are $39,788.)

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	77,000	77,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $78,640. Repurchase proceeds are $77,002.)
0.090% due 07/06/2011	200,000	200,000
(Dated 06/06/2011. Collateralized by U.S. Treasury Notes 0.750% - 4.625% due 03/15/2012 - 02/15/2017 valued at $203,446. Repurchase proceeds are $200,006.)
0.090% due 07/11/2011	25,000	25,000
(Dated 06/09/2011. Collateralized by Ginnie Mae 4.500% due 05/20/2041 valued at $25,605. Repurchase proceeds are $25,001.)
0.100% due 07/08/2011	140,000	140,000
(Dated 06/08/2011. Collateralized by Fannie Mae 5.000% due 07/01/2040 valued at $143,818. Repurchase proceeds are $140,004.)
0.100% due 07/11/2011	25,000	25,000
(Dated 06/08/2011. Collateralized by Fannie Mae 5.000% due 02/01/2038 valued at $25,114 and Freddie Mac 5.000% due 03/01/2038 valued at $538. Repurchase proceeds are $25,001.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	2,008	2,008
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,050. Repurchase proceeds are $2,008.)

		864,795

SHORT-TERM NOTES 7.6%
BMW Vehicle Lease Trust
0.289% due 04/20/2012	3,737	3,740
CarMax Auto Owner Trust
0.334% due 03/15/2012	1,405	1,406
Fannie Mae
0.105% due 09/13/2011	390,300	390,284
Federal Farm Credit Bank
0.310% due 07/28/2011	25,000	25,000
Fosse Master Issuer PLC
0.349% due 04/18/2012	8,000	8,000
Freddie Mac
0.010% due 07/06/2011	5,200	5,200
0.090% due 09/14/2011	100	100
0.100% due 09/21/2011	13,500	13,499
0.120% due 09/29/2011	1,304	1,304
0.150% due 09/26/2011	21,700	21,699
Holmes Master Issuer PLC
0.337% due 10/15/2011	5,000	5,000
Hyundai Auto Receivables Trust
0.248% due 05/15/2012	2,400	2,401
ING Bank NV
0.783% due 02/02/2012	5,000	5,000
Royal Bank of Scotland Group PLC
0.838% due 11/21/2011	30,300	30,341
Sanofi
0.358% due 03/28/2012	5,000	5,004
SMART Trust
0.432% due 03/14/2012	2,040	2,041

		520,019

Total Short-Term Instruments (Cost $3,022,207)		3,022,513

Total Investments 99.9% (Cost $6,869,301)		$6,870,889
Other Assets and Liabilities (Net) 0.1%		8,264

Net Assets 100.0%		$6,879,153

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ford Credit Auto Lease Trust	0.261%	07/15/2012	06/29/2011	$6,800	$6,800	0.10%

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,015,308	$19,967	$2,035,275
Industrials	0	6,777	0	6,777
Utilities	0	62,225	0	62,225
Municipal Bonds & Notes
New York	0	14,179	0	14,179
U.S. Government Agencies	0	1,668,037	0	1,668,037
Asset-Backed Securities	0	31,276	0	31,276
Sovereign Issues	0	30,607	0	30,607
Short-Term Instruments
Certificates of Deposit	0	305,918	0	305,918
Commercial Paper	0	1,331,781	0	1,331,781
Repurchase Agreements	0	864,795	0	864,795
Short-Term Notes	0	520,019	0	520,019

	$0	$6,850,922	$19,967	$6,870,889

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$20,000	$0	$0	$0	$(33)	$0	$0	$19,967	$(33)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.3%
BANKING & FINANCE 15.1%
American International Group, Inc.
5.050% due 10/01/2015 (e)	$20,000	$20,887
5.850% due 01/16/2018	500	524
Bear Stearns Cos. LLC
6.950% due 08/10/2012	5,863	6,261
Citigroup, Inc.
2.262% due 08/13/2013 (e)	15,000	15,290
6.500% due 08/19/2013 (e)	15,000	16,318
CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,251
Countrywide Financial Corp.
5.800% due 06/07/2012 (e)	10,000	10,434
6.250% due 05/15/2016 (e)	5,000	5,272
Credit Suisse
5.000% due 05/15/2013 (e)	6,500	6,940
DBS Bank Ltd.
0.481% due 05/16/2017	12,000	11,880
First Union National Bank of Florida
6.180% due 02/15/2036	600	667
Goldman Sachs Group, Inc.
5.300% due 02/14/2012	7,000	7,182
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,094
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	5,670
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	5,000	1,356
7.000% due 09/27/2027 (a)	2,000	533
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012 (e)	11,777	12,400
ORIX Corp.
5.480% due 11/22/2011 (e)	5,000	5,077
Royal Bank of Scotland Group PLC
2.678% due 08/23/2013 (e)	28,500	29,250
3.950% due 09/21/2015	1,100	1,106
SLM Corp.
0.504% due 10/25/2011	8,000	7,961
8.000% due 03/25/2020	1,300	1,397
8.450% due 06/15/2018	4,000	4,394
UBS AG
4.875% due 08/04/2020 (e)	11,500	11,645

		190,789

INDUSTRIALS 3.8%
American Airlines Pass-Through Trust
7.858% due 04/01/2013	15,000	15,188
AutoZone, Inc.
5.875% due 10/15/2012	3,000	3,171
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,047
Lennar Corp.
5.950% due 10/17/2011	3,000	3,037
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	12,748	12,684
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	2,752
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,257
UAL Pass-Through Trust
6.636% due 01/02/2024	1,272	1,279

		47,415

UTILITIES 0.4%
Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,077
DPL, Inc.
6.875% due 09/01/2011	2,500	2,523

		5,600

Total Corporate Bonds & Notes (Cost $242,407)		243,804

MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.2%
North Texas State Higher Education Authority
Revenue Bonds, Series 2011
1.466% due 04/01/2040	2,800	2,807

Total Municipal Bonds & Notes (Cost $2,800)		2,807

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.246% due 12/25/2036 (e)	523	516
0.306% due 03/25/2034 (e)	340	337
0.336% due 10/25/2035 (e)	2,671	2,614
0.386% due 05/25/2035 (e)	113	113
0.486% due 01/25/2034 (e)	90	90
0.536% due 05/25/2042 - 02/25/2044 (e)	1,005	1,004
0.585% due 11/17/2030 (e)	88	88
0.586% due 08/25/2017 - 12/25/2033 (e)	1,491	1,495
0.586% due 06/25/2032	11	11
0.626% due 05/25/2036 (e)	344	346
0.636% due 10/18/2030 - 02/25/2033 (e)	768	770
0.669% due 09/17/2027 (e)	110	110
0.686% due 11/18/2030 - 01/25/2033 (e)	1,063	1,069
0.719% due 12/25/2013	18	18
0.736% due 12/25/2030 (e)	97	98
0.769% due 12/25/2021 (e)	88	88
0.793% due 03/25/2027 (e)	273	267
0.796% due 03/25/2027 (e)	630	632
0.816% due 04/25/2031 (e)	430	431
0.819% due 04/25/2022 - 12/25/2023 (e)	164	165
0.836% due 09/25/2023 - 11/25/2031 (e)	336	339
0.869% due 10/25/2022 (e)	100	101
0.886% due 04/25/2032 (e)	220	222
0.919% due 09/25/2022 (e)	32	32
0.969% due 05/25/2022 (e)	131	133
1.019% due 09/25/2020 (e)	76	77
1.049% due 01/25/2022 (e)	121	122
1.186% due 04/25/2032 (e)	128	130
1.219% due 12/25/2023 (e)	722	728
1.369% due 04/25/2023 - 10/25/2023 (e)	310	314
1.419% due 05/25/2022 - 01/25/2024 (e)	489	498
1.495% due 07/01/2042 - 07/01/2044 (e)	1,782	1,789
1.545% due 09/01/2041 (e)	80	81
1.695% due 09/01/2040	22	22
1.760% due 10/01/2033 (e)	149	152
1.765% due 08/01/2028 (e)	345	354
1.781% due 10/01/2034 (e)	589	608
1.812% due 07/01/2033 (e)	300	301
1.813% due 05/01/2034 (e)	184	190
1.863% due 05/01/2032 (e)	101	104
1.905% due 07/01/2035 (e)	501	509
1.907% due 06/01/2035 (e)	257	262
1.912% due 04/01/2033 - 09/01/2033 (e)	477	494
1.915% due 12/01/2032 (e)	132	135
1.916% due 09/01/2033 (e)	477	494
1.926% due 06/01/2033 (e)	303	309
1.935% due 05/01/2035 (e)	303	314
1.941% due 06/01/2020	4	4
1.950% due 01/01/2033 (e)	46	47
1.952% due 07/01/2036 (e)	476	491
1.956% due 04/01/2028 (e)	110	111
1.965% due 05/01/2034 (e)	191	192
1.966% due 01/01/2035	23	24
1.990% due 11/01/2033 (e)	350	364
1.995% due 07/01/2036 - 08/01/2036 (e)	473	494
2.018% due 03/01/2034 (e)	350	365
2.020% due 01/01/2035 (e)	305	321
2.022% due 06/01/2034 - 09/01/2034 (e)	231	240
2.025% due 09/01/2033 (e)	463	473
2.037% due 01/01/2035 (e)	128	135
2.040% due 01/01/2034 (e)	149	153
2.042% due 02/01/2035 (e)	447	467
2.050% due 09/01/2033 (e)	185	194
2.056% due 07/01/2034 (e)	311	326
2.063% due 07/01/2035 (e)	105	111
2.065% due 07/01/2035 (e)	80	84
2.088% due 07/01/2034 (e)	784	822
2.090% due 10/01/2032 (e)	69	71
2.110% due 04/01/2035 (e)	84	87
2.119% due 02/01/2035 (e)	134	139
2.140% due 12/01/2034 (e)	83	87
2.145% due 07/01/2033 (e)	387	401
2.150% due 05/01/2030	26	26
2.156% due 10/01/2035 (e)	751	786
2.180% due 03/25/2022	17	18
2.195% due 04/01/2034 (e)	60	61
2.220% due 04/01/2034 (e)	101	104
2.235% due 07/01/2033 (e)	324	337
2.245% due 01/01/2033 - 05/01/2035 (e)	706	732
2.250% due 01/01/2033	19	20
2.250% due 01/01/2033 (e)	230	240
2.251% due 11/01/2035 (e)	89	92
2.254% due 11/01/2035 (e)	130	134
2.255% due 11/01/2035 (e)	218	224
2.276% due 01/01/2034	9	9
2.280% due 10/25/2021 (e)	47	50
2.282% due 11/01/2022	22	23
2.285% due 08/01/2035 (e)	591	608
2.295% due 04/01/2034 (e)	200	201
2.297% due 12/01/2035	12	12
2.313% due 02/01/2035 (e)	235	246
2.322% due 02/01/2034 - 12/01/2034 (e)	667	699
2.337% due 05/01/2033 (e)	44	46
2.350% due 11/01/2026 - 07/01/2034 (e)	566	589
2.351% due 11/01/2034 (e)	64	67
2.365% due 06/01/2027	16	17
2.373% due 01/01/2033 (e)	65	68
2.375% due 05/01/2032 - 03/01/2036 (e)	882	920
2.384% due 05/01/2036 (e)	244	257

2.385% due 11/01/2043 (e)	132	137
2.390% due 04/01/2033 (e)	54	57
2.394% due 02/01/2032 (e)	158	166
2.397% due 04/01/2035 (e)	153	161
2.400% due 03/01/2035 (e)	595	605
2.403% due 01/01/2034 (e)	78	82
2.404% due 01/01/2033 (e)	28	29
2.414% due 03/01/2034 - 12/01/2035 (e)	441	460
2.422% due 04/01/2033 (e)	161	169
2.425% due 03/01/2035 - 01/01/2036 (e)	587	616
2.436% due 03/01/2033 (e)	27	28
2.442% due 06/01/2035 (e)	1,390	1,457
2.446% due 02/01/2035 (e)	254	266
2.452% due 11/01/2031 (e)	40	42
2.453% due 01/01/2035 (e)	218	229
2.455% due 10/01/2033 (e)	585	610
2.459% due 04/01/2035 (e)	186	195
2.460% due 05/01/2034 - 09/01/2035 (e)	570	602
2.466% due 02/01/2034 (e)	387	406
2.469% due 03/01/2035 (e)	687	722
2.480% due 01/01/2033	16	17
2.487% due 12/01/2035 (e)	158	165
2.497% due 06/01/2030	27	27
2.500% due 08/01/2032 - 04/01/2035 (e)	2,723	2,837
2.501% due 09/01/2034 (e)	459	479
2.505% due 11/01/2032 - 07/01/2033 (e)	114	120
2.507% due 05/01/2037 (e)	806	821
2.512% due 01/01/2035 (e)	379	398
2.518% due 02/01/2036 (e)	269	283
2.525% due 07/01/2026 - 01/01/2033 (e)	1,046	1,076
2.531% due 04/01/2033	6	6
2.532% due 03/01/2033 (e)	247	259
2.540% due 08/01/2046 (e)	706	746
2.559% due 04/25/2023 - 02/01/2034 (e)	168	177
2.560% due 11/01/2024 (e)	142	150
2.566% due 04/01/2036 (e)	715	728
2.572% due 09/01/2033 (e)	183	191
2.586% due 08/01/2033 (e)	215	224
2.590% due 11/01/2034 (e)	491	517
2.595% due 08/01/2033 (e)	230	241
2.608% due 04/01/2036 (e)	457	464
2.610% due 08/01/2034 (e)	571	602
2.618% due 02/01/2034 (e)	203	213
2.625% due 06/01/2019 (e)	28	28
2.627% due 12/01/2032 (e)	285	298
2.627% due 06/01/2034	14	15
2.639% due 07/01/2035	11	12
2.642% due 07/01/2034 - 07/01/2035 (e)	473	496
2.646% due 10/01/2033 (e)	448	472
2.662% due 07/01/2018	15	16
2.664% due 10/01/2034 (e)	95	100
2.675% due 06/01/2034 (e)	362	377
2.680% due 11/01/2034 (e)	62	65
2.689% due 11/01/2034 (e)	172	181
2.694% due 12/01/2035 (e)	106	111
2.696% due 12/01/2035 (e)	505	531
2.697% due 09/01/2033 (e)	135	141
2.702% due 07/01/2027 - 11/01/2040	102	105
2.706% due 11/01/2032	2	3
2.707% due 09/01/2029 (e)	252	265
2.710% due 08/01/2033	7	7
2.734% due 07/01/2022 - 08/01/2032	21	21
2.737% due 10/01/2024 (e)	30	31
2.746% due 11/01/2033 (e)	515	541
2.750% due 03/01/2034 - 07/01/2035 (e)	666	691
2.756% due 11/01/2033 (e)	319	335
2.758% due 06/01/2030 - 12/01/2030	8	9
2.768% due 04/01/2024	12	12
2.774% due 06/01/2035 (e)	60	61
2.780% due 04/01/2035 (e)	123	130
2.792% due 08/01/2035 (e)	191	201
2.797% due 11/01/2034 (e)	88	93
2.816% due 11/01/2033 (e)	397	416
2.819% due 10/01/2033 (e)	186	195
2.824% due 08/01/2035 (e)	515	538
2.826% due 10/01/2035 (e)	133	140
2.845% due 10/01/2035 (e)	188	196
2.862% due 04/01/2033 (e)	343	360
2.950% due 07/01/2019	17	18
3.026% due 07/01/2029 (e)	31	33
3.027% due 02/01/2035 (e)	109	115
3.074% due 04/01/2040 (e)	877	925
3.078% due 10/01/2043	19	20
3.208% due 01/01/2019 (e)	255	265
3.310% due 02/25/2032 (e)	284	297
3.330% due 03/01/2036 (e)	186	187
3.351% due 07/01/2036 (e)	214	216
3.375% due 07/01/2017	21	21
3.459% due 05/01/2036 (e)	1,033	1,047
3.500% due 09/01/2013 (e)	46	47
3.514% due 12/01/2018	16	16
3.656% due 09/01/2035 (e)	791	822
3.667% due 09/01/2033 (e)	1,218	1,280
3.671% due 03/01/2035 (e)	525	541
3.713% due 07/01/2019	18	18
3.725% due 09/01/2035 (e)	792	806
3.727% due 05/01/2036 (e)	264	265
3.832% due 12/01/2018	24	26
3.933% due 06/01/2036 (e)	387	407
3.997% due 08/25/2042 (e)	91	97
4.000% due 03/01/2012 - 07/01/2041	511	511
4.000% due 07/25/2017 - 12/25/2029 (e)	280	290
4.026% due 05/01/2036 (e)	319	338
4.077% due 07/01/2019	16	16
4.191% due 07/01/2035 (e)	62	65
4.250% due 07/25/2017 (e)	453	466
4.439% due 11/01/2033 (e)	928	984
4.462% due 07/01/2017	19	19
4.500% due 01/01/2013 - 05/25/2029 (e)	3,009	3,129
4.500% due 02/01/2013 - 09/25/2018	70	74
4.590% due 09/01/2018	19	20
4.624% due 09/01/2017	24	25
4.673% due 06/01/2033 (e)	279	299
4.775% due 04/01/2018	1	1
4.806% due 01/01/2035 (e)	2,208	2,320
4.841% due 04/01/2035 (e)	51	53
4.850% due 02/01/2013 (e)	75	78
4.990% due 06/01/2021 (e)	29	29
4.992% due 01/01/2035 (e)	3,152	3,327
5.000% due 05/01/2012 - 05/01/2014	38	40
5.000% due 09/25/2016 - 06/25/2019 (e)	518	530
5.075% due 01/01/2018	19	19
5.076% due 04/01/2037 (e)	142	151
5.084% due 11/01/2036 (e)	198	209
5.182% due 03/01/2033 (e)	106	113
5.244% due 01/01/2037	21	22
5.255% due 05/01/2035 - 03/01/2037 (e)	973	1,013
5.327% due 12/01/2032 (e)	150	161
5.365% due 08/01/2024	10	10
5.434% due 10/01/2032 (e)	154	164
5.444% due 03/01/2038 (e)	634	685
5.448% due 01/01/2036 (e)	75	81
5.486% due 01/01/2036	25	27
5.500% due 08/01/2012 - 04/01/2014	13	14
5.500% due 04/01/2014 - 02/01/2022 (e)	678	731
5.540% due 04/01/2036	24	26
5.548% due 12/01/2036 (e)	601	637
5.560% due 06/01/2037 (e)	374	403
5.670% due 12/01/2036 (e)	61	65
5.742% due 07/01/2037 (e)	663	707
5.749% due 07/01/2037 (e)	230	244
5.950% due 05/01/2036 - 02/25/2044 (e)	1,427	1,472
6.000% due 09/25/2014 - 08/25/2044 (e)	984	1,043
6.135% due 02/01/2037 (e)	146	154
6.183% due 09/01/2036	25	27
6.250% due 05/25/2042 (e)	76	85
6.351% due 12/25/2042 (e)	304	349
6.500% due 01/01/2016	9	10
6.500% due 07/25/2021 - 01/25/2044 (e)	2,795	3,119
6.605% due 11/01/2014	11	11
6.750% due 02/01/2015	4	4
7.000% due 09/01/2011	1	1
7.000% due 08/01/2014 - 02/25/2044 (e)	377	422
7.500% due 12/01/2014 - 05/01/2028	45	48
7.500% due 05/25/2042 (e)	81	96
8.000% due 08/25/2022 - 10/01/2026 (e)	298	348
9.000% due 03/25/2020 - 01/01/2026 (e)	244	285
9.500% due 07/01/2021	24	24
Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	559	556
Freddie Mac
0.437% due 07/15/2034 (e)	499	498
0.446% due 08/25/2031	1,166	1,133
0.466% due 09/25/2031	694	659
0.487% due 04/15/2035 - 03/15/2036	35	35
0.536% due 06/25/2029	161	140
0.537% due 02/15/2018 - 03/15/2029 (e)	1,172	1,174
0.586% due 05/25/2043 (e)	2,153	2,161
0.587% due 07/15/2026 - 01/15/2033 (e)	484	485

0.637% due 08/15/2029 (e)	171	171
0.638% due 03/15/2024 - 09/15/2026 (e)	337	338
0.687% due 01/15/2032 (e)	46	46
0.688% due 05/15/2023	27	27
0.688% due 05/15/2023 - 10/15/2026 (e)	572	572
0.737% due 08/15/2029 - 03/15/2032 (e)	581	583
0.787% due 06/15/2029 - 12/15/2031 (e)	857	860
0.788% due 08/15/2022 - 03/15/2023 (e)	435	436
0.888% due 04/15/2022 (e)	75	75
1.484% due 10/25/2044 (e)	1,702	1,710
1.495% due 02/25/2045 (e)	151	149
1.695% due 07/25/2044 (e)	8,617	8,412
1.909% due 10/15/2013 (e)	47	47
2.003% due 12/01/2035 (e)	130	138
2.104% due 03/01/2035 (e)	153	159
2.137% due 04/01/2035 (e)	1,338	1,386
2.165% due 09/01/2034 (e)	168	170
2.250% due 02/01/2035 (e)	241	251
2.261% due 04/01/2036 (e)	459	464
2.290% due 11/01/2035	8	8
2.363% due 08/01/2033 (e)	72	74
2.370% due 02/01/2034 (e)	253	257
2.385% due 10/01/2027 (e)	31	32
2.387% due 01/01/2028	12	12
2.391% due 03/01/2030 (e)	99	99
2.432% due 08/01/2015 (e)	29	29
2.457% due 11/01/2029 (e)	182	191
2.469% due 10/01/2033 (e)	569	593
2.474% due 11/01/2033 (e)	88	92
2.475% due 11/01/2033 - 05/01/2035 (e)	1,042	1,077
2.480% due 12/01/2033 - 04/01/2034 (e)	2,417	2,533
2.481% due 05/01/2034 (e)	766	801
2.482% due 12/01/2033 (e)	256	268
2.483% due 10/01/2033 (e)	127	133
2.487% due 11/01/2034 (e)	491	514
2.490% due 03/01/2034 (e)	1,406	1,475
2.492% due 10/01/2033 (e)	284	297
2.497% due 10/01/2034 (e)	485	507
2.498% due 01/01/2036 (e)	250	262
2.499% due 03/01/2032 (e)	274	288
2.500% due 04/01/2032 - 12/01/2034 (e)	3,088	3,223
2.502% due 12/01/2035 (e)	45	47
2.503% due 02/01/2035 - 02/01/2036 (e)	387	406
2.505% due 03/01/2036 (e)	927	975
2.510% due 10/01/2029 (e)	29	30
2.511% due 05/01/2035 (e)	486	510
2.513% due 11/01/2031 (e)	136	142
2.551% due 09/01/2035 (e)	478	502
2.553% due 01/01/2030 (e)	286	301
2.576% due 09/01/2034 (e)	1,030	1,078
2.580% due 08/01/2036 (e)	201	202
2.582% due 09/01/2034 (e)	244	255
2.601% due 11/01/2034 (e)	708	741
2.603% due 12/01/2034 (e)	1,626	1,709
2.605% due 09/01/2035 (e)	114	115
2.606% due 01/01/2035 (e)	43	45
2.607% due 08/01/2034 (e)	912	951
2.615% due 12/01/2034 - 09/01/2035 (e)	242	251
2.618% due 02/01/2036 (e)	114	120
2.625% due 03/01/2035 (e)	275	277
2.637% due 04/01/2034	22	24
2.640% due 12/01/2035 (e)	353	373
2.645% due 02/01/2036	8	9
2.651% due 07/01/2034 (e)	256	268
2.654% due 02/01/2036 (e)	56	59
2.658% due 09/01/2035 (e)	222	231
2.661% due 04/01/2035 (e)	151	153
2.669% due 07/01/2033 (e)	80	80
2.685% due 08/01/2035 (e)	465	489
2.702% due 02/01/2019 (e)	75	78
2.725% due 09/01/2030 (e)	126	126
2.732% due 06/01/2035 (e)	55	58
2.734% due 01/01/2030 (e)	134	139
2.741% due 07/01/2035 - 06/01/2036 (e)	430	433
2.753% due 07/01/2033 (e)	802	835
2.754% due 02/01/2036 (e)	50	53
2.778% due 08/01/2035	16	17
2.786% due 11/01/2034 (e)	339	357
2.792% due 10/01/2035 (e)	796	836
2.819% due 09/01/2034 (e)	92	96
2.837% due 03/01/2035 (e)	232	245
2.860% due 12/01/2034	24	26
2.904% due 08/01/2035 (e)	762	794
2.940% due 08/01/2023	19	19
3.001% due 09/01/2035 (e)	52	54
3.015% due 12/01/2035 (e)	400	419
3.020% due 09/01/2035 (e)	71	75
3.196% due 11/01/2024 (e)	128	130
3.197% due 08/01/2036 (e)	1,327	1,395
3.296% due 12/01/2024 (e)	238	240
3.396% due 04/01/2036 (e)	149	157
3.500% due 03/15/2018	19	20
3.672% due 03/01/2036 (e)	477	481
4.000% due 05/15/2016 - 03/15/2017	54	55
4.000% due 01/15/2017 - 02/15/2020 (e)	755	774
4.120% due 07/01/2036 (e)	483	491
4.185% due 01/01/2034 (e)	3,000	3,143
4.500% due 08/01/2013 - 04/15/2032 (e)	1,194	1,226
4.500% due 12/15/2016 - 03/15/2021	25	26
4.658% due 07/01/2019	6	7
4.750% due 12/15/2016	2	2
4.750% due 01/15/2031 (e)	54	55
4.767% due 11/01/2034 (e)	1,569	1,642
4.801% due 07/01/2035 (e)	617	647
4.816% due 02/01/2035 (e)	990	1,043
4.875% due 01/01/2036 (e)	63	67
4.882% due 01/01/2035 (e)	526	532
4.951% due 07/01/2033	22	23
5.000% due 11/15/2011 - 01/15/2018 (e)	438	443
5.000% due 10/01/2012	37	37
5.016% due 05/01/2033	13	14
5.037% due 08/01/2035 (e)	260	275
5.068% due 10/01/2034	9	10
5.199% due 11/01/2033 (e)	884	941
5.211% due 06/01/2035	13	13
5.267% due 02/01/2037 (e)	53	56
5.356% due 11/01/2034 - 11/01/2036 (e)	1,227	1,241
5.357% due 12/01/2036 (e)	411	436
5.422% due 09/01/2035 (e)	195	207
5.500% due 07/01/2012 - 10/15/2032 (e)	1,442	1,515
5.500% due 10/01/2012 - 08/15/2030	88	92
5.619% due 12/01/2036 (e)	1,944	2,062
5.651% due 11/01/2036 (e)	50	52
5.659% due 03/01/2036 (e)	66	71
5.764% due 01/01/2037 (e)	32	34
5.965% due 07/01/2036	9	10
6.000% due 04/01/2016 - 05/01/2035 (e)	2,749	2,942
6.000% due 01/15/2029	16	17
6.007% due 04/01/2037 (e)	824	875
6.020% due 11/01/2036 (e)	30	32
6.040% due 01/01/2037 (e)	71	75
6.250% due 12/15/2023 (e)	28	31
7.000% due 06/01/2017	4	4
7.000% due 10/15/2022 - 07/15/2027 (e)	375	425
8.500% due 11/15/2021 (e)	271	310
Ginnie Mae
0.386% due 01/16/2031 (e)	72	71
0.535% due 06/20/2032 (e)	89	89
0.586% due 03/16/2029 - 02/16/2032 (e)	905	906
0.636% due 03/16/2031 (e)	109	109
0.686% due 04/16/2030 - 04/16/2032 (e)	210	211
0.736% due 10/16/2029 (e)	113	113
2.125% due 10/20/2029 (e)	1,095	1,129
2.250% due 01/20/2030	13	13
2.375% due 02/20/2025	21	22
2.375% due 01/20/2027 (e)	553	573
2.625% due 07/20/2026	26	27
2.625% due 09/20/2029 - 09/20/2032 (e)	1,441	1,496
3.375% due 04/20/2033 (e)	196	205
4.500% due 08/20/2035 (e)	101	103
6.000% due 01/15/2032 - 03/15/2032	11	12
8.000% due 06/20/2025	1	2
8.500% due 12/20/2026 - 11/20/2027	31	38

Total U.S. Government Agencies (Cost $164,652)		169,999

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.375% due 10/31/2012	900	901
0.500% due 11/30/2012	187	188
2.375% due 08/31/2014 (d)	700	732

Total U.S. Treasury Obligations (Cost $1,811)		1,821

MORTGAGE-BACKED SECURITIES 62.7%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	511	522
Adjustable Rate Mortgage Trust
0.436% due 10/25/2035	25	18
0.516% due 05/25/2035	2,199	2,056
0.926% due 01/25/2035	327	319
0.926% due 02/25/2035	893	802
2.828% due 01/25/2035	1,754	1,745

3.070% due 03/25/2035	112	99
4.207% due 11/25/2035	708	529
4.359% due 01/25/2035	4,328	4,119
American Home Mortgage Investment Trust
0.536% due 02/25/2044	7	7
1.896% due 09/25/2045	1,629	1,340
2.021% due 09/25/2035	25,000	23,827
2.262% due 10/25/2034	706	634
2.403% due 02/25/2045	736	656
2.432% due 02/25/2045	1,415	1,270
Arkle Master Issuer PLC
0.350% due 02/17/2052	29,000	28,937
Banc of America Alternative Loan Trust
0.686% due 04/25/2033	402	390
5.000% due 06/25/2019	815	820
6.000% due 04/25/2036	1,395	1,328
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049	734	742
Banc of America Funding Corp.
2.814% due 03/20/2035	112	106
3.072% due 11/20/2034	4,422	3,531
5.275% due 11/20/2035	571	443
Banc of America Large Loan, Inc.
0.697% due 08/15/2029	9,088	8,388
Banc of America Mortgage Securities, Inc.
2.872% due 02/25/2034	1,684	1,505
2.878% due 05/25/2033	1,248	1,210
2.888% due 04/25/2034	508	485
2.888% due 01/25/2035	309	254
2.905% due 01/25/2034	297	276
2.983% due 02/25/2033	377	328
3.109% due 09/25/2033	11,183	10,837
3.161% due 11/25/2034	73	65
3.166% due 09/25/2033	613	609
3.222% due 11/25/2033	336	320
3.230% due 10/25/2034	77	71
5.000% due 12/25/2018	116	119
5.155% due 10/25/2035	528	491
6.500% due 09/25/2033	885	929
Banc of America Re-REMIC Trust
1.274% due 01/17/2049	3,916	3,880
1.464% due 12/17/2049	1,527	1,513
BCAP LLC Trust
0.314% due 07/26/2036	9,295	8,828
0.383% due 12/21/2046	4,943	4,659
0.404% due 02/26/2036	11,421	10,143
2.156% due 11/26/2045	7,922	7,815
2.660% due 10/26/2035	6,811	6,297
2.671% due 05/26/2036	7,700	7,480
2.739% due 02/26/2036	16,874	16,957
2.790% due 07/26/2036	9,190	8,938
2.855% due 05/20/2035	7,605	7,574
2.920% due 11/26/2035	2,504	2,510
2.971% due 11/26/2035	10,700	10,143
3.223% due 09/26/2035	9,625	9,280
4.078% due 07/26/2036	4,384	4,423
5.000% due 07/26/2035	6,719	6,737
5.000% due 10/26/2037	2,842	2,885
5.041% due 10/26/2036	4,331	4,249
5.067% due 03/26/2037	3,572	3,511
5.224% due 10/26/2035	3,494	3,529
5.230% due 05/26/2047	8,910	8,832
5.235% due 05/26/2037	8,576	8,668
5.250% due 06/26/2035	8,917	8,986
5.250% due 05/26/2037	214	215
5.302% due 12/26/2036	7,815	7,750
5.311% due 04/26/2037	3,372	3,434
5.444% due 04/26/2037	6,810	6,737
5.500% due 12/26/2035	10,967	11,178
5.500% due 02/26/2036	7,475	7,584
5.508% due 06/26/2037	3,094	3,151
5.558% due 07/26/2037	3,296	3,216
5.631% due 07/26/2037	3,311	3,316
5.657% due 02/26/2037	4,267	4,274
5.673% due 07/26/2037	4,927	4,725
5.775% due 05/26/2037	7,051	6,806
5.787% due 06/26/2047	4,588	4,681
5.820% due 07/26/2037	4,397	4,370
6.000% due 08/26/2037	7,792	8,061
6.500% due 02/26/2036	8,584	8,377
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 10/25/2035	4,069	3,573
2.709% due 08/25/2033	598	580
2.710% due 03/25/2035	3,059	2,879
2.726% due 04/25/2033	391	376
2.768% due 02/25/2033	17	15
2.784% due 02/25/2034	1,396	1,191
2.789% due 10/25/2033	85	81
2.827% due 10/25/2035	12,120	11,289
2.856% due 05/25/2033	2	2
2.864% due 01/25/2034	494	489
2.882% due 11/25/2034	2,900	2,659
2.903% due 02/25/2034	283	268
2.933% due 01/25/2035	228	201
3.019% due 10/25/2034	271	251
3.070% due 01/25/2034	1,124	1,086
3.147% due 07/25/2034	194	180
3.161% due 10/25/2034	5,751	5,015
3.301% due 12/25/2035	1,097	1,024
4.774% due 10/25/2033	3	4
4.891% due 10/25/2033	2	2
5.020% due 01/25/2035	155	140
5.535% due 04/25/2033	77	74
5.681% due 02/25/2033	46	45
Bear Stearns Alt-A Trust
0.346% due 02/25/2034	1,176	928
0.356% due 08/25/2036	23	9
2.652% due 05/25/2035	159	125
2.823% due 11/25/2035 (a)	32	2
4.838% due 11/25/2036	708	419
Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038	800	787
Chase Mortgage Finance Corp.
2.912% due 02/25/2037	4,673	3,756
2.938% due 12/25/2035	573	554
5.243% due 12/25/2035	343	314
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	200	200
Citigroup Mortgage Loan Trust, Inc.
0.986% due 08/25/2035	691	532
1.506% due 08/25/2034	33	33
2.660% due 12/25/2035	530	474
2.766% due 03/25/2034	156	154
4.900% due 12/25/2035	1,491	1,390
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	498	368
Commercial Mortgage Pass-Through Certificates
0.367% due 06/15/2022	10,000	9,118
0.686% due 07/16/2034	187	187
Countrywide Alternative Loan Trust
0.386% due 06/25/2037	4,081	2,719
0.586% due 03/25/2034	142	135
2.890% due 06/25/2037	5,526	712
5.232% due 10/25/2035	427	342
5.500% due 02/25/2034	51	51
5.721% due 08/25/2036	641	632
Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 08/25/2035	637	467
0.726% due 02/25/2035	459	360
2.528% due 02/20/2036	95	65
2.735% due 06/20/2035	705	575
2.867% due 08/25/2034	6,416	5,693
2.991% due 11/19/2033	40	31
3.029% due 08/25/2034	4,514	3,750
3.042% due 04/20/2035	5,031	4,717
3.094% due 11/25/2034	7,979	6,740
3.321% due 08/25/2033	491	389
4.181% due 11/19/2033	231	224
4.500% due 10/25/2018	82	84
4.701% due 12/25/2033	339	336
5.000% due 05/25/2034	491	498
5.500% due 10/25/2035	1,932	1,844
5.500% due 11/25/2035	925	825
Credit Suisse First Boston Mortgage Securities Corp.
2.052% due 07/25/2033	115	112
2.431% due 07/25/2033	1,039	977
2.630% due 10/25/2033	2,321	2,290
2.678% due 11/25/2032	30	29
2.747% due 01/25/2034	4,259	3,934
2.868% due 11/25/2034	3,250	3,104
3.259% due 03/25/2034	85	77
5.500% due 08/25/2034	48	49
6.500% due 04/25/2033	145	152
6.574% due 12/15/2035	3,500	3,585
Credit Suisse Mortgage Capital Certificates
0.417% due 10/15/2021	1,888	1,814
5.383% due 02/15/2040	800	840
5.613% due 07/26/2037	9,862	9,904
7.000% due 08/26/2036	8,742	8,965
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	700	744
Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036	19	8
5.000% due 10/25/2018	375	382
5.250% due 06/25/2035	792	734
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035	1,318	1,346
First Horizon Alternative Mortgage Securities
2.325% due 08/25/2034	1,342	1,151
2.367% due 09/25/2035	132	94
2.375% due 07/25/2035	434	319
First Horizon Asset Securities, Inc.
0.456% due 02/25/2035	285	230
0.696% due 02/25/2035	1,356	1,112
2.741% due 02/25/2035	408	388
2.750% due 04/25/2035	1,660	1,521
2.775% due 08/25/2035	943	828
First Republic Mortgage Loan Trust
0.537% due 11/15/2031	402	388
0.587% due 11/15/2032	606	556
0.666% due 06/25/2030	353	341
First Union National Bank Commercial Mortgage
8.180% due 10/15/2032	23	23
Fosse Master Issuer PLC
0.526% due 10/18/2054	139	139
GMAC Mortgage Corp. Loan Trust
5.151% due 11/19/2035	640	554

Granite Master Issuer PLC
0.226% due 12/20/2054	135	128
0.275% due 12/17/2054	3,552	3,367
0.276% due 12/20/2054	2,452	2,325
0.326% due 12/20/2054	4,452	4,221
Greenwich Capital Commercial Funding Corp.
0.330% due 11/05/2021	3,884	3,799
GS Mortgage Securities Corp. II
1.317% due 03/06/2020	7,000	6,874
1.535% due 03/06/2020	9,700	9,431
5.329% due 03/06/2020	3,000	2,991
GSAA Trust
6.000% due 04/01/2034	197	198
GSR Mortgage Loan Trust
0.376% due 08/25/2046	2,327	1,899
0.536% due 01/25/2034	1,323	1,291
1.900% due 03/25/2033	58	58
2.258% due 06/25/2034	531	478
2.430% due 06/25/2034	65	55
2.769% due 05/25/2035	429	347
2.841% due 08/25/2034	415	404
5.000% due 08/25/2019	150	152
6.000% due 03/25/2032	25	26
GSRPM Mortgage Loan Trust
0.586% due 11/25/2031	125	122
Harborview Mortgage Loan Trust
0.376% due 02/19/2046	2,002	1,289
0.386% due 02/19/2046	87	60
0.406% due 05/19/2035	123	82
2.294% due 08/19/2034	3,047	2,542
2.360% due 06/19/2034	9,382	8,359
2.954% due 05/19/2033	1,753	1,708
Impac CMB Trust
0.506% due 08/25/2035	3,836	2,836
0.706% due 04/25/2035	2,476	1,953
Indymac ARM Trust
1.959% due 01/25/2032	67	55
Indymac Index Mortgage Loan Trust
0.286% due 02/25/2037	68	66
0.376% due 09/25/2046	961	575
0.406% due 04/25/2046	1,564	873
0.966% due 05/25/2034	352	246
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	21,851	17,893
5.500% due 11/25/2036	2,962	2,852
JPMorgan Chase Commercial Mortgage Securities Corp.
0.277% due 11/15/2018	1,029	1,028
5.336% due 05/15/2047	16,100	17,154
JPMorgan Mortgage Trust
2.115% due 11/25/2033	81	81
2.626% due 12/25/2034	117	108
2.842% due 07/25/2035	2,110	2,039
2.961% due 11/25/2033	177	175
2.967% due 07/25/2035	2,056	1,582
2.970% due 11/25/2035	4,902	4,647
3.725% due 09/25/2034	7	7
4.293% due 04/25/2035	130	127
4.463% due 06/25/2035	37	37
4.637% due 12/25/2034	2,737	2,662
4.881% due 04/25/2035	1,844	1,717
5.015% due 02/25/2035	7,402	7,369
5.080% due 10/25/2035	900	728
5.275% due 07/25/2035	1,925	1,868
5.359% due 07/25/2035	269	264
MASTR Adjustable Rate Mortgages Trust
2.285% due 02/25/2034	514	418
2.639% due 09/25/2033	1,546	1,367
2.836% due 11/21/2034	7,019	6,807
2.864% due 08/25/2034	2,166	1,721
2.867% due 07/25/2034	4,062	3,502
2.952% due 01/25/2036	592	482
5.168% due 01/25/2034	183	176
MASTR Asset Securitization Trust
5.250% due 12/25/2033	22	22
5.500% due 09/25/2033	3,441	3,618
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,057
5.485% due 03/12/2051	500	531
Merrill Lynch Floating Trust
0.257% due 06/15/2022	201	198
Merrill Lynch Mortgage Investors, Inc.
2.622% due 02/25/2035	656	624
2.624% due 06/25/2035	2,060	1,775
3.157% due 09/25/2033	34	32
3.208% due 02/25/2034	167	168
MLCC Mortgage Investors, Inc.
0.806% due 08/25/2028	238	224
0.846% due 06/25/2028	707	665
1.285% due 03/25/2028	1,530	1,365
2.119% due 04/25/2029	2,372	2,231
2.169% due 04/25/2035	253	238
2.192% due 12/25/2034	604	593
Morgan Stanley Capital I
0.247% due 10/15/2020	1,473	1,438
5.692% due 04/15/2049	600	644
Morgan Stanley Mortgage Loan Trust
2.468% due 07/25/2034	179	178
2.500% due 02/25/2034	27	27
Nomura Asset Acceptance Corp.
0.536% due 12/25/2034	1	1
0.576% due 10/25/2034	31	29
2.133% due 10/25/2034	6	6
2.583% due 10/25/2035	113	76
3.282% due 05/25/2035	272	239
Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035	1,405	1,317
Permanent Master Issuer PLC
1.669% due 07/15/2042	4,000	4,012
PNC Mortgage Acceptance Corp.
6.800% due 03/12/2034	150	150
Prime Mortgage Trust
0.586% due 02/25/2019	4	4
0.586% due 02/25/2034	16	15
5.000% due 08/25/2034	730	751
6.000% due 02/25/2034	80	85
Provident Funding Mortgage Loan Trust
2.661% due 05/25/2035	164	145
RBSCF Trust
6.068% due 09/17/2039	3,500	3,825
RBSSP Resecuritization Trust
0.514% due 08/26/2045	863	725
0.686% due 09/26/2036	9,993	9,670
2.891% due 05/26/2037	10,846	10,694
3.406% due 12/26/2036	11,206	11,237
5.936% due 10/26/2036	14,137	13,770
Residential Accredit Loans, Inc.
0.586% due 01/25/2033	867	832
0.616% due 02/25/2033	629	573
3.233% due 04/25/2035	11	2
5.500% due 08/25/2034	311	318
Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	223	223
7.500% due 12/25/2031	1,238	1,254
Residential Asset Securitization Trust
0.686% due 03/25/2033	53	52
3.750% due 10/25/2018	31	31
5.250% due 04/25/2034	783	804
Residential Funding Mortgage Securities I
5.000% due 04/25/2018	13	13
5.593% due 02/25/2036	434	319
6.500% due 03/25/2032	50	52
Sequoia Mortgage Trust
0.566% due 04/20/2033	163	154
0.960% due 05/20/2034	1,543	1,321
0.986% due 10/20/2027	690	646
1.985% due 07/20/2034	102	86
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	13,883	8,184
0.426% due 03/25/2035	291	168
0.486% due 09/25/2034	374	167
0.556% due 01/25/2035	260	257
0.626% due 08/25/2035	2,750	2,091
2.506% due 03/25/2034	129	125
2.520% due 06/25/2034	2,694	2,544
2.561% due 09/25/2034	877	774
2.581% due 07/25/2034	1,315	1,196
2.618% due 08/25/2034	3,991	3,439
2.619% due 08/25/2034	2,488	2,110
2.620% due 03/25/2034	621	599
Structured Asset Mortgage Investments, Inc.
0.526% due 11/19/2033	155	135
0.526% due 05/19/2035	636	539
0.536% due 03/19/2034	355	317
1.026% due 02/19/2033	804	684
Structured Asset Securities Corp.
1.955% due 05/25/2032	49	44
2.264% due 07/25/2032	31	28
2.581% due 11/25/2033	222	208
2.726% due 09/25/2033	221	196
2.756% due 10/25/2035	428	346
5.416% due 03/25/2033	1,207	1,165
Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	1,198	1,183
0.314% due 07/25/2036	2,181	2,148
2.324% due 04/25/2045	562	528
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	5,658	5,459
WaMu Mortgage Pass-Through Certificates
0.406% due 08/25/2046	3,601	793
0.476% due 07/25/2045	4,391	3,582
0.476% due 10/25/2045	7,403	6,106
0.496% due 01/25/2045	5,459	4,451
0.506% due 08/25/2045	685	563
0.548% due 11/25/2034	176	145
1.278% due 08/25/2046	195	128
1.478% due 11/25/2042	417	360
1.678% due 08/25/2042	37	32
1.778% due 11/25/2046	3,905	2,901
2.572% due 06/25/2033	1,001	1,005
2.573% due 03/25/2034	3,544	3,453
2.624% due 10/25/2033	1,202	1,189
2.711% due 08/25/2033	1,914	1,104
2.722% due 10/25/2035	4,282	1,158
2.765% due 09/25/2035	1,243	1,032
2.859% due 05/25/2046	1,196	823
2.859% due 08/25/2046	4,516	3,374
2.859% due 09/25/2046	451	349
5.500% due 06/25/2034	450	455
5.640% due 02/25/2037	1,036	764

Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	1	1
2.283% due 02/25/2033	56	49
2.350% due 02/25/2033	65	60
2.513% due 06/25/2033	83	80
2.609% due 01/25/2035	5,110	4,805
2.733% due 11/25/2030	474	410
7.000% due 03/25/2034	305	318
Wells Fargo Mortgage-Backed Securities Trust
0.686% due 07/25/2037	1,167	950
2.733% due 09/25/2033	74	73
2.752% due 04/25/2035	829	804
2.756% due 10/25/2035	1,291	1,169
2.756% due 03/25/2036	5,158	4,628
2.771% due 12/25/2034	1,238	1,232
2.782% due 06/25/2035	4,182	3,974
2.807% due 10/25/2035	1,231	1,196
2.808% due 06/25/2035	233	225
2.832% due 09/25/2034	2,833	2,825
2.872% due 04/25/2036	71	63
2.874% due 09/25/2034	713	710
4.419% due 10/25/2033	306	300
4.468% due 08/25/2034	314	313
4.500% due 08/25/2018	1,128	1,163
4.500% due 11/25/2018	2,152	2,181
4.500% due 05/25/2034	64	64
4.557% due 12/25/2033	615	617
4.688% due 12/25/2033	760	781
4.696% due 01/25/2034	755	745
4.729% due 06/25/2034	430	438
4.830% due 01/25/2034	657	655
4.881% due 05/25/2034	20	21
4.909% due 01/25/2035	2,141	2,091
5.000% due 07/25/2019	34	36
5.047% due 09/25/2035	167	164
5.205% due 10/25/2035	387	379
5.363% due 08/25/2035	436	433
6.000% due 09/25/2036	396	393

Total Mortgage-Backed Securities (Cost $819,488)		791,919

ASSET-BACKED SECURITIES 22.4%
Accredited Mortgage Loan Trust
0.566% due 01/25/2034	300	219
AMMC CDO
0.482% due 08/08/2017	6,297	6,084
Anthracite CDO I Ltd.
0.636% due 05/24/2017	4,890	4,771
Argent Securities, Inc.
1.221% due 03/25/2034	899	807
Babson CLO Ltd.
0.524% due 07/20/2019	18,506	17,517
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	2,855	2,883
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036	134	129
0.256% due 12/25/2036	31	29
0.336% due 08/25/2036	20	20
0.516% due 01/25/2036	28	28
3.045% due 10/25/2036	5,689	3,083
3.148% due 10/25/2036	3,276	2,481
3.254% due 10/25/2036	4,407	2,865
Bear Stearns Second Lien Trust
0.986% due 12/25/2036	21,100	3,028
Callidus Debt Partners Fund Ltd.
0.536% due 04/17/2020	14,934	14,416
Capital Auto Receivables Asset Trust
1.637% due 10/15/2012	360	361
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	3,000	2,951
Carrington Mortgage Loan Trust
0.286% due 06/25/2037	4,745	4,319
0.366% due 02/25/2036	335	277
Castle Hill II Ingots Ltd.
0.758% due 10/15/2014	2,059	2,040
Citibank Omni Master Trust
2.287% due 05/16/2016	2,000	2,024
2.937% due 08/15/2018	11,500	12,100
4.900% due 11/15/2018	11,000	11,908
Citigroup Mortgage Loan Trust, Inc.
0.286% due 11/25/2036	450	441
0.636% due 07/25/2044	408	359
Conseco Financial Corp.
6.240% due 12/01/2028	551	571
Countrywide Asset-Backed Certificates
0.416% due 09/25/2034	775	731
0.446% due 05/25/2036	4,172	3,624
Educational Services of America, Inc.
1.124% due 07/25/2023	3,822	3,829
Goldman Sachs Asset Management CLO PLC
0.493% due 08/01/2022	4,633	4,318
Grayston CLO Ltd.
0.641% due 08/15/2016	971	955
GSAA Trust
5.242% due 06/25/2034	7	7
Home Equity Asset Trust
0.786% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	651
HSBC Home Equity Loan Trust
0.366% due 01/20/2036	2,593	2,349
0.986% due 11/20/2036	300	299
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036	25	19
0.296% due 12/25/2036	9,000	3,335
Indymac Residential Asset-Backed Trust
0.316% due 04/25/2047	60	59
0.706% due 10/25/2035	1,600	180
Irwin Home Equity Corp.
0.726% due 07/25/2032	198	121
JPMorgan Mortgage Acquisition Corp.
0.256% due 01/25/2037	2,474	2,368
0.266% due 03/25/2037	143	135
0.276% due 10/25/2036	181	177
0.313% due 07/25/2036	2,274	2,227
Katonah Ltd.
0.700% due 05/18/2015	4,122	4,033
0.796% due 02/20/2015	733	723
Lehman XS Trust
0.336% due 04/25/2037	10,768	6,570
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	940	764
0.886% due 03/25/2032	51	42
Loomis Sayles CBO
0.504% due 10/26/2020	2,955	2,767
Massachusetts Educational Financing Authority
1.224% due 04/25/2038	7,840	7,811
Merrill Lynch Mortgage Investors, Inc.
0.366% due 09/25/2036	653	401
5.666% due 05/25/2046	327	326
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	14,817	5,079
Morgan Stanley Mortgage Loan Trust
0.256% due 01/25/2047	1,169	1,035
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037	729	717
Nationstar NIM Trust
8.000% due 06/25/2037	24	0
Navigator CDO Ltd.
1.111% due 11/15/2015	377	367
New Century Home Equity Loan Trust
0.446% due 06/25/2035	1,312	1,262
Option One Mortgage Loan Trust
0.826% due 07/25/2033	316	259
Panhandle-Plains Higher Education Authority, Inc.
0.758% due 10/01/2018	2,000	2,000
Plymouth Rock CLO Ltd.
1.761% due 02/16/2019	3,258	3,255
Primus CLO Ltd.
0.510% due 07/15/2021	9,561	8,819
Renaissance Home Equity Loan Trust
0.886% due 08/25/2032	10	8
1.286% due 09/25/2037	5,731	4,234
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	2,201	2,315
Residential Asset Securities Corp.
0.256% due 02/25/2037	127	126
0.296% due 04/25/2037	887	876
SACO I, Inc.
0.946% due 11/25/2035	678	570
Saxon Asset Securities Trust
8.285% due 12/25/2032	2,736	2,780
Securitized Asset-Backed Receivables LLC Trust
0.266% due 11/25/2036	4,680	1,520
SLC Student Loan Trust
4.750% due 06/15/2033	7,306	7,403
SLM Student Loan Trust
0.000% due 01/27/2042	11,150	10,714
0.364% due 04/25/2022	237	236
0.404% due 04/25/2017	3,539	3,537
0.447% due 12/17/2018	404	403
1.080% due 03/15/2028	9,000	8,795
1.751% due 03/15/2028	3,750	3,665
1.774% due 04/25/2023	1,749	1,808
2.350% due 04/15/2039	3,507	3,516
3.500% due 08/17/2043	15,545	15,586
4.500% due 11/16/2043	8,354	8,059
6.187% due 07/15/2042	26,972	25,680
Soundview Home Equity Loan Trust
0.336% due 06/25/2037	35,000	11,100
Specialty Underwriting & Residential Finance
0.866% due 01/25/2034	50	40
Structured Asset Securities Corp.
0.236% due 09/25/2036	2	2
0.236% due 10/25/2036	3	3
0.266% due 01/25/2037	113	111
0.276% due 02/25/2037	731	724
0.476% due 01/25/2033	587	531
0.836% due 05/25/2034	264	233
Trapeza CDO I LLC
1.067% due 11/16/2034	1,000	361
WMC Mortgage Loan Pass-Through Certificates
0.867% due 05/15/2030	145	133

Total Asset-Backed Securities (Cost $355,251)		282,400

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
1.300% due 03/13/2012	10,000	10,001

Total Sovereign Issues (Cost $10,000)		10,001

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
0.553% due 12/31/2049	267	2,023

Total Preferred Securities (Cost $2,002)		2,023

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$821	821

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $840. Repurchase proceeds are $821.)
U.S. TREASURY BILLS 0.5%
0.122% due 07/07/2011 - 09/15/2011 (b)(d)	6,702	6,702

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.0%
	1,252,198	12,546

Total Short-Term Instruments (Cost $20,068)		20,069

Total Investments 120.8% (Cost $1,618,479)		$1,524,843
Other Assets and Liabilities (Net) (20.8%)		(262,241)

Net Assets 100.0%		$1,262,602

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $5,683 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $297,599 at a weighted average interest rate of 0.337%. On June 30, 2011, securities valued at $278,109 were pledged as collateral for reverse repurchase agreements.

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$526	$0	$526
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	500	74	0	74
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	2,000	389	0	389

						$989	$0	$989

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.185%	$500	$(81)	$(49)	$(32)
AutoZone, Inc.	JPM	(0.650%	)	12/20/2012	0.185%	3,000	(21)	0	(21)
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.638%	10,000	735	0	735
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	1.092%	3,000	63	0	63
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	0.259%	3,000	4	0	4
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.894%	5,000	276	0	276
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	0.552%	5,000	47	0	47
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.052%	3,000	118	0	118
iStar Financial, Inc.	RBS	(0.565%	)	12/20/2013	6.283%	6,000	720	0	720
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.314%	4,100	1	0	1
Lennar Corp.	JPM	(0.660%	)	12/20/2011	0.851%	3,000	2	0	2
ORIX Corp.	BOA	(0.280%	)	12/20/2011	0.634%	5,000	8	0	8
Rio Tinto Alcan, Inc.	JPM	(0.420%	)	06/20/2015	0.084%	2,500	(34)	0	(34)
Sealed Air Corp.	MSC	(0.590%	)	09/20/2013	1.260%	5,000	72	0	72
SLM Corp.	RBS	(0.190%	)	12/20/2011	0.697%	8,000	19	0	19

							$1,929	$(49)	$1,978

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%	$2,600	$(32)	$(175)	$143

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011	$25,000	$(19)	$0	$(19)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011	75,000	(53)	0	(53)
CDX.IG-7 10-Year Index 15-30%	BOA	0.144%	12/20/2016	25,000	(812)	0	(812)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(796)	0	(796)
CDX.IG-7 10-Year Index 15-30%	GSC	0.152%	12/20/2016	25,000	(802)	0	(802)

					$(2,482)	$0	$(2,482)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	CSFB	$23,800	$(2,181)	$(1,315)	$(866)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	MSC	31,600	(1,678)	(362)	(1,316)

						$(3,859)	$(1,677)	$(2,182)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$190,789	$0	$190,789
Industrials	0	30,948	16,467	47,415
Utilities	0	5,600	0	5,600
Municipal Bonds & Notes
Texas	0	2,807	0	2,807
U.S. Government Agencies	0	169,443	556	169,999
U.S. Treasury Obligations	0	1,821	0	1,821
Mortgage-Backed Securities	0	791,919	0	791,919
Asset-Backed Securities	0	236,722	45,678	282,400
Sovereign Issues	0	10,001	0	10,001
Preferred Securities
Banking & Finance	0	0	2,023	2,023
Short-Term Instruments
Repurchase Agreements	0	821	0	821
U.S. Treasury Bills	0	6,702	0	6,702
PIMCO Short-Term Floating NAV Portfolio	12,546	0	0	12,546
	$12,546	$1,447,573	$64,724	$1,524,843

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$3,123	$74	$3,197

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,569)	0	(2,569)
Interest Rate Contracts	0	(2,182)	0	(2,182)

	$0	$(4,751)	$0	$(4,751)

Totals	$12,546	$1,445,945	$64,798	$1,523,289

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$16,791	$0	$0	$3	$0	$(327)	$0	$0	$16,467	$(327)
U.S. Government Agencies	571	0	(8)	1	0	3	0	(11)	556	3
Mortgage-Backed Securities	6,096	(7)	(650)	0	0	(46)	0	(5,393)	0	0
Asset-Backed Securities	70,216	3,041	(10,478)	149	674	234	0	(18,158)	45,678	195
Preferred Securities
Banking & Finance	2,028	0	0	0	0	(5)	0	0	2,023	(5)

	$95,702	$3,034	$(11,136)	$153	$674	$(141)	$0	$(23,562)	$64,724	$(134)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$74	$0	$0	$0	$0	$0	$0	$0	$74	$0

Totals	$95,776	$3,034	$(11,136)	$153	$674	$(141)	$0	$(23,562)	$64,798	$(134)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 3.4%
Bank of America Corp.
1.693% due 01/30/2014	$24,000	$24,073
Bear Stearns Cos. LLC
0.471% due 08/15/2011	100	100
Citigroup, Inc.
1.733% due 01/13/2014	24,000	24,173
Goldman Sachs Group, Inc.
0.694% due 10/07/2011	2,000	2,002
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012	100,000	100,888
3.500% due 03/10/2014	200	213
Morgan Stanley
1.874% due 01/24/2014	24,000	24,187
U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,235	4,434

		180,070

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	425	455

Total Corporate Bonds & Notes (Cost $179,598)		180,525

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,004

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,115	1,975

NEW YORK 0.0%
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,160

Total Municipal Bonds & Notes (Cost $5,078)		5,139

U.S. GOVERNMENT AGENCIES 19.0%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	38,917
Fannie Mae
0.246% due 12/25/2036	1,503	1,483
0.306% due 03/25/2034	1,326	1,314
0.316% due 03/25/2036	1,165	1,082
0.406% due 07/25/2032	707	692
0.426% due 06/25/2033	885	842
0.446% due 06/25/2032	2	2
0.506% due 03/25/2032	513	484
0.526% due 11/25/2032	5	5
0.536% due 05/25/2042	708	710
0.669% due 08/25/2021 - 03/25/2022	79	79
0.819% due 08/25/2022	21	22
0.919% due 04/25/2022	38	38
1.086% due 04/25/2032	627	635
1.495% due 02/01/2041 - 10/01/2044	10,540	10,634
1.625% due 10/26/2015 (e)	220,000	219,187
1.695% due 11/01/2030	1	1
2.250% due 03/15/2016 - 12/01/2032	54,306	55,207
2.254% due 11/01/2035	608	627
2.255% due 11/01/2035	931	954
2.275% due 06/01/2021	1,446	1,506
2.375% due 07/01/2018 - 09/01/2022	398	400
2.376% due 06/01/2032	2	2
2.377% due 10/01/2032	41	42
2.395% due 09/01/2028	25	26
2.415% due 05/01/2025	11	12
2.487% due 12/01/2035	347	364
2.489% due 12/01/2022	34	36
2.510% due 01/01/2036	4,253	4,480
2.514% due 12/01/2029	9	10
2.520% due 09/01/2031	66	69
2.525% due 12/01/2031 - 05/01/2032	9	9
2.611% due 08/01/2036	447	471
2.646% due 01/01/2029	13	13
2.702% due 11/01/2020	23	23
2.750% due 05/01/2022	11	11
2.839% due 03/01/2018	17	17
2.847% due 10/01/2025 - 03/01/2026	53	56
2.970% due 02/01/2026	12	12
3.178% due 09/01/2033	3	3
3.240% due 12/01/2029	7	8
3.250% due 09/01/2017 - 01/01/2018	30	31
3.344% due 12/01/2029	25	25
3.605% due 01/01/2018	8	8
4.098% due 08/01/2028	13	13
4.500% due 02/25/2017 - 03/25/2018	1,593	1,610
4.625% due 05/01/2013	11,757	12,554
4.650% due 08/01/2014	20	20
4.764% due 03/01/2035	1,877	1,968
5.000% due 01/25/2017 - 02/25/2017	178	179
5.198% due 09/01/2026	501	506
5.250% due 08/01/2012	50,000	52,608
5.397% due 06/01/2025	17	18
5.500% due 03/25/2028 - 11/01/2036	3,372	3,649
5.650% due 11/01/2014	11	12
5.950% due 02/25/2044	2,113	2,134
6.000% due 06/01/2037	735	809
Farmer Mac
7.440% due 07/25/2011	1,000	990
Federal Home Loan Bank
4.625% due 09/11/2020	31,800	34,639
Financing Corp.
0.000% due 06/06/2013	70	69
Freddie Mac
0.000% due 12/11/2025	9,084	4,651
0.426% due 07/25/2031	353	323
0.537% due 12/15/2030 - 06/15/2031	638	638
0.587% due 11/15/2016 - 03/15/2017	482	482
0.687% due 06/15/2030 - 12/15/2032	442	445
0.737% due 06/15/2031	174	176
0.888% due 02/15/2027	17	17
0.956% due 03/30/2015	2,000	2,008
1.484% due 10/25/2044	4,890	4,911
1.495% due 02/25/2045	1,529	1,510
1.695% due 07/25/2044	3,200	3,124
1.750% due 09/10/2015	28,000	28,133
2.123% due 02/01/2024	41	43
2.349% due 07/01/2020	119	124
2.390% due 04/01/2027	11	12
2.458% due 05/01/2032	18	19
2.475% due 02/01/2032	7	7
2.479% due 12/01/2031	8	8
2.480% due 02/01/2032	17	17
2.500% due 12/01/2031	58	61
2.520% due 01/01/2032	35	37
2.529% due 06/01/2035	8,643	9,085
2.543% due 03/01/2025	1	1
2.606% due 08/01/2031	3	3
2.627% due 07/01/2029	17	18
2.748% due 10/01/2031	9	9
2.803% due 08/01/2019	39	40
3.398% due 02/01/2018	29	30
3.847% due 08/01/2020	26	26
4.120% due 02/01/2025	10	10
4.125% due 09/27/2013	50,000	53,916
4.250% due 05/22/2013	20	21
4.500% due 04/02/2014 - 09/15/2035	65,950	71,247
4.660% due 02/01/2035	3,878	4,070
5.000% due 01/30/2014 - 01/15/2034	42,392	46,277
5.084% due 03/01/2035	357	361
5.400% due 03/17/2021	500	560
5.500% due 08/15/2030 - 10/01/2039	1,480	1,601
6.500% due 10/25/2043	1,397	1,568
Ginnie Mae
2.125% due 10/20/2023 - 10/20/2024	109	113
2.250% due 02/20/2030	1,435	1,483
2.375% due 02/20/2024 - 02/20/2026	287	297
2.625% due 07/20/2025 - 08/20/2026	785	814
3.375% due 04/20/2023 - 04/20/2032	942	982
5.000% due 05/20/2034	30,264	32,522
8.500% due 03/20/2025	53	59
Israel Government AID Bond
0.000% due 11/01/2024	178,000	98,184
5.500% due 09/18/2023	61,330	70,832
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2030	18,080	7,779
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	642	645
1.000% due 03/25/2025 - 07/25/2025	539	543
1.100% due 01/25/2019 - 11/25/2024	677	681
4.500% due 03/01/2023	717	760
4.760% due 09/01/2025	20,353	21,731
4.770% due 04/01/2024	5,791	6,175
4.875% due 09/10/2013	877	921
4.930% due 01/01/2024	4,595	4,918
5.136% due 08/10/2013	3,172	3,355
5.240% due 08/01/2023	2,907	3,096
7.060% due 11/01/2019	537	597
7.220% due 11/01/2020	632	705

Tennessee Valley Authority
5.500% due 06/15/2038	35,000	38,244
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,368
5.190% due 08/01/2016	5,000	5,453

Total U.S. Government Agencies (Cost $962,798)		993,173

U.S. TREASURY OBLIGATIONS 25.2%
U.S. Treasury Bonds
6.125% due 11/15/2027	339	428
8.000% due 11/15/2021 (e)	44,700	63,607
U.S. Treasury Notes
0.500% due 11/30/2012	7,900	7,920
0.625% due 12/31/2012 (e)	770,000	773,158
1.000% due 05/15/2014 (d)(e)	252,400	254,037
1.375% due 05/15/2013	13,600	13,837
3.000% due 02/28/2017	158,000	166,159
3.625% due 08/15/2019 (e)	39,151	41,690

Total U.S. Treasury Obligations (Cost $1,314,259)		1,320,836

MORTGAGE-BACKED SECURITIES 5.3%
Bear Stearns Adjustable Rate Mortgage Trust
2.654% due 04/25/2033	28	26
2.726% due 04/25/2033	361	347
2.768% due 02/25/2033	86	76
2.882% due 11/25/2034	3,278	3,006
3.070% due 01/25/2034	726	701
5.416% due 04/25/2033	317	310
Bear Stearns Alt-A Trust
0.346% due 02/25/2034	4,195	3,310
4.627% due 11/25/2036	25,959	16,546
4.838% due 11/25/2036	34,834	20,635
CBA Commercial Small Balance Commercial Mortgage
0.466% due 12/25/2036	3,031	2,375
CC Mortgage Funding Corp.
0.316% due 05/25/2048	6,340	2,696
0.436% due 08/25/2035	1,367	954
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035	2,648	2,370
Countrywide Alternative Loan Trust
0.346% due 02/25/2047	1,282	795
0.366% due 02/20/2047	11,351	5,954
0.366% due 05/25/2047	8,024	4,393
0.386% due 05/25/2036	794	458
0.396% due 05/25/2035	1,667	1,043
0.396% due 03/20/2046	8,658	4,949
0.466% due 12/25/2035	594	397
1.278% due 02/25/2036	784	522
5.500% due 03/25/2036	3,959	2,789
Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	2,794	1,911
0.476% due 04/25/2035	581	376
0.516% due 02/25/2035	1,772	1,317
0.526% due 02/25/2035	1,065	768
3.206% due 04/25/2035	956	583
4.757% due 09/20/2036	12,609	7,207
Credit Suisse First Boston Mortgage Securities Corp.
1.870% due 05/25/2032	40	39
2.638% due 06/25/2032	51	43
Downey Savings & Loan Association Mortgage Loan Trust
0.446% due 08/19/2045	1,387	904
First Republic Mortgage Loan Trust
0.666% due 06/25/2030	470	454
0.687% due 11/15/2030	566	529
Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)	1,456	1,370
0.406% due 06/25/2045	1,289	858
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	9,619	9,515
GSR Mortgage Loan Trust
2.841% due 04/25/2036	9,388	7,644
Harborview Mortgage Loan Trust
0.316% due 04/19/2038	3,324	2,101
0.406% due 05/19/2035	3,564	2,376
0.556% due 02/19/2034	801	700
Impac CMB Trust
1.186% due 07/25/2033	149	140
Indymac Index Mortgage Loan Trust
0.506% due 02/25/2035	4,968	3,256
JPMorgan Mortgage Trust
2.739% due 02/25/2036	4,058	3,569
2.842% due 07/25/2035	3,357	3,244
MASTR Adjustable Rate Mortgages Trust
2.622% due 05/25/2034	475	385
MASTR Asset Securitization Trust
5.500% due 09/25/2033	498	523
Merrill Lynch Floating Trust
0.257% due 06/15/2022	642	633
Merrill Lynch Mortgage Investors, Inc.
1.930% due 12/25/2032	283	270
Morgan Stanley Capital I
0.247% due 10/15/2020	7,565	7,385
4.490% due 01/13/2041	82	83
Prime Mortgage Trust
5.000% due 02/25/2019	1,215	1,246
Residential Accredit Loans, Inc.
0.486% due 08/25/2035	2,526	1,537
0.586% due 03/25/2033	2,925	2,661
1.638% due 09/25/2045	1,037	625
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,081	1,162
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	93	97
Sequoia Mortgage Trust
0.536% due 10/19/2026	1,900	1,698
0.536% due 07/20/2033	3,126	2,925
0.656% due 07/20/2033	2,198	1,360
Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035	849	541
Structured Asset Mortgage Investments, Inc.
0.406% due 05/25/2036	33,376	18,673
0.536% due 03/19/2034	943	841
0.766% due 07/19/2034	488	433
Structured Asset Securities Corp.
0.236% due 05/25/2036	176	174
2.756% due 10/25/2035	1,777	1,438
Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	10,336	9,935
0.296% due 11/25/2046	7,373	7,283
0.306% due 10/25/2046	8,946	8,892
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	23,551	22,722
WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	3,939	3,286
0.446% due 11/25/2045	2,857	2,384
0.456% due 12/25/2045	1,660	1,381
1.008% due 01/25/2047	2,307	1,441
1.088% due 12/25/2046	4,657	3,243
1.258% due 06/25/2046	6,374	4,819
1.278% due 02/25/2046	4,602	3,476
1.478% due 11/25/2042	932	803
1.491% due 05/25/2041	301	274
2.573% due 03/25/2034	432	421
2.859% due 05/25/2046	1,146	788
2.859% due 07/25/2046	11,513	8,415
2.859% due 08/25/2046	28,878	21,578
2.859% due 09/25/2046	4,791	3,703
2.859% due 10/25/2046	2,474	1,811
2.859% due 12/25/2046	2,616	1,873
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/2033	35	31
2.350% due 02/25/2033	3	2
2.350% due 05/25/2033	83	76
Wells Fargo Mortgage-Backed Securities Trust
4.446% due 11/25/2033	232	233

Total Mortgage-Backed Securities (Cost $377,801)		277,116

ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp.
0.236% due 08/25/2036	317	300
Asset-Backed Securities Corp. Home Equity
0.266% due 05/25/2037	361	306
0.707% due 06/15/2031	363	338
0.727% due 11/15/2031	36	31
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036	650	625
0.256% due 12/25/2036	465	437
0.266% due 10/25/2036	478	462
0.296% due 11/25/2036	5,650	4,031
0.846% due 10/25/2032	91	81
Carrington Mortgage Loan Trust
0.236% due 12/25/2036	1,129	1,084
0.506% due 10/25/2035	990	926
CIT Group Home Equity Loan Trust
0.456% due 06/25/2033	252	216
Citigroup Mortgage Loan Trust, Inc.
0.226% due 12/25/2036	852	821
0.246% due 05/25/2037	786	754
0.296% due 08/25/2036	633	583
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,312	980
Countrywide Asset-Backed Certificates
0.266% due 10/25/2047	358	353
0.286% due 09/25/2037	449	442
0.286% due 09/25/2047	652	642
0.366% due 09/25/2036	2,277	1,875
0.376% due 06/25/2036	1,667	1,405
Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032	125	101
Credit-Based Asset Servicing & Securitization LLC
0.256% due 01/25/2037	1,458	419
First Franklin Mortgage Loan Asset-Backed Certificates
0.556% due 12/25/2034	15	15
GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036	109	36
GSAMP Trust
0.256% due 12/25/2036	1,039	716
0.276% due 11/25/2035	249	36
GSRPM Mortgage Loan Trust
0.886% due 01/25/2032	91	85

Home Equity Asset Trust
0.246% due 05/25/2037	384	375
1.106% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036	440	332
0.236% due 12/25/2036	296	285
Indymac Residential Asset-Backed Trust
0.316% due 04/25/2047	276	273
IXIS Real Estate Capital Trust
0.246% due 05/25/2037	48	13
JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036	995	974
0.246% due 03/25/2047	927	778
0.266% due 08/25/2036	66	19
0.266% due 03/25/2037	478	451
L.A. Arena Funding LLC
7.656% due 12/15/2026	69	73
Lehman ABS Mortgage Loan Trust
0.276% due 06/25/2037	1,009	341
Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	1,548	1,259
MASTR Asset-Backed Securities Trust
0.236% due 11/25/2036	161	64
0.266% due 05/25/2037	813	777
Merrill Lynch First Franklin Mortgage Loan Trust
0.246% due 07/25/2037	410	401
Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037	140	137
0.306% due 02/25/2037	628	337
Mid-State Trust
7.340% due 07/01/2035	221	232
Morgan Stanley ABS Capital I
0.246% due 05/25/2037	1,025	885
Morgan Stanley Home Equity Loan Trust
0.236% due 12/25/2036	347	340
Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036	57	19
Morgan Stanley Mortgage Loan Trust
0.256% due 01/25/2047	704	624
Nationstar Home Equity Loan Trust
0.306% due 04/25/2037	238	234
New Century Home Equity Loan Trust
0.366% due 05/25/2036	1,542	944
0.446% due 06/25/2035	796	770
Option One Mortgage Loan Trust
0.246% due 07/25/2037	565	545
Renaissance Home Equity Loan Trust
0.886% due 08/25/2032	2	1
Residential Asset Securities Corp.
0.256% due 02/25/2037	82	82
0.296% due 04/25/2037	287	283
Salomon Brothers Mortgage Securities VII, Inc.
1.088% due 01/25/2032	147	127
Saxon Asset Securities Trust
0.706% due 08/25/2032	4	4
Securitized Asset-Backed Receivables LLC Trust
0.226% due 01/25/2037	897	858
0.246% due 12/25/2036	2,291	730
0.266% due 11/25/2036	908	295
Soundview Home Equity Loan Trust
0.246% due 11/25/2036	783	246
0.266% due 06/25/2037	1,171	988
Specialty Underwriting & Residential Finance
0.246% due 01/25/2038	1,054	954
Structured Asset Securities Corp.
0.266% due 01/25/2037	264	260
0.286% due 01/25/2037	949	714
0.586% due 05/25/2034	417	365
WaMu Asset-Backed Certificates
0.236% due 01/25/2037	424	411

Total Asset-Backed Securities (Cost $46,533)		35,901

SHORT-TERM INSTRUMENTS 51.0%
REPURCHASE AGREEMENTS 39.2%
BNP Paribas Securities Corp.
0.050% due 07/01/2011	73,600	73,600
(Dated 06/30/2011. Collateralized by Fannie Mae 0.360% due 06/23/2014 valued at $75,081. Repurchase proceeds are $73,602.)
0.100% due 07/14/2011	150,000	150,000
(Dated 06/15/2011. Collateralized by Fannie Mae 4.500% due 05/01/2041 valued at $153,487. Repurchase proceeds are $150,004.)
0.100% due 07/15/2011	100,000	100,000
(Dated 06/15/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $103,330. Repurchase proceeds are $100,003.)
Citigroup Global Markets, Inc.
0.030% due 07/01/2011	194,000	194,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $198,073. Repurchase proceeds are $194,005.)
0.040% due 07/01/2011	6,600	6,600
(Dated 06/30/2011. Collateralized by Fannie Mae 3.650% due 12/08/2020 valued at $6,743. Repurchase proceeds are $6,600.)
0.050% due 07/05/2011	250,000	250,000
(Dated 07/01/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $255,250. Repurchase proceeds are $250,007.)
Goldman Sachs & Co.
0.100% due 07/11/2011	100,000	100,000
(Dated 06/08/2011. Collateralized by Fannie Mae 4.500% due 07/01/2024 - 08/01/2025 valued at $103,083. Repurchase proceeds are $100,003.)
0.100% due 07/11/2011	90,000	90,000
(Dated 06/16/2011. Collateralized by Freddie Mac 5.000% - 5.500% due 06/01/2036 - 02/01/2038 valued at $92,639. Repurchase proceeds are $90,003.)
0.100% due 07/14/2011	100,000	100,000
(Dated 06/14/2011. Collateralized by Fannie Mae 5.000% - 5.500% due 07/01/2037 - 03/01/2039 valued at $102,719. Repurchase proceeds are $100,003.)
JPMorgan Securities, Inc.
0.040% due 07/01/2011	376,700	376,700
(Dated 06/30/2011. Collateralized by Fannie Mae 2.000% due 01/09/2012 valued at $384,983. Repurchase proceeds are $376,710.)
Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	65,000	65,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $66,524. Repurchase proceeds are $65,002.)
0.090% due 07/06/2011	90,000	90,000
(Dated 06/06/2011. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $91,879. Repurchase proceeds are $90,003.)
State Street Bank and Trust Co.
0.010% due 07/01/2011	5,817	5,817
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $5,935. Repurchase proceeds are $5,817.)
TD Securities (USA) LLC
0.010% due 07/01/2011	50,000	50,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 05/31/2012 valued at $52,059. Repurchase proceeds are $50,001.)
0.090% due 07/07/2011	150,000	150,000
(Dated 06/08/2011. Collateralized by U.S. Treasury Notes 0.375% due 08/31/2012 valued at $153,033. Repurchase proceeds are $150,004.)
UBS Securities LLC
0.010% due 07/01/2011	100,000	100,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 4.500% due 04/30/2012 valued at $102,084. Repurchase proceeds are $100,003.)
0.050% due 07/01/2011	150,000	150,000
(Dated 06/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $153,040. Repurchase proceeds are $150,004.)

		2,051,717

SHORT-TERM NOTES 9.3%
Fannie Mae
0.070% due 10/03/2011 - 10/04/2011	33,780	33,777
0.130% due 12/01/2011	16,000	15,995
Freddie Mac
0.050% due 07/13/2011	69,200	69,199
0.060% due 07/21/2011 - 08/03/2011	285,000	284,986
0.080% due 07/06/2011	84,600	84,599

		488,556

U.S. TREASURY BILLS 1.3%
0.126% due 07/07/2011 - 07/28/2011 (b)(d)(e)	68,613	68,607

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
	6,422,635	64,348

Total Short-Term Instruments (Cost $2,673,203)		2,673,228

Total Investments 104.7% (Cost $5,559,270)	$5,485,918
Other Assets and Liabilities (Net) (4.7%)	(247,262)

Net Assets 100.0%	$5,238,656

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $43,917 have been pledged as collateral as of June 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $75,789 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	15,692	$11,275
90-Day Eurodollar December Futures	Long	12/2012	10,000	(3,571)
90-Day Eurodollar December Futures	Long	12/2012	2,800	(1,299)
90-Day Eurodollar June Futures	Long	06/2012	41,242	40,513
90-Day Eurodollar June Futures	Long	06/2013	2,000	(1,642)
90-Day Eurodollar March Futures	Long	03/2012	30,320	19,130
90-Day Eurodollar March Futures	Long	03/2013	24,275	(12,879)
90-Day Eurodollar September Futures	Long	09/2011	8,535	(13)
90-Day Eurodollar September Futures	Long	09/2012	13,700	4,152
U.S. Treasury 2-Year Note September Futures	Long	09/2011	2,000	(205)

				$55,461

(f)	Swap agreements outstanding on June 30, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$160,000	$(3,500)	$(2,445)	$(1,055)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA	300,000	(10,018)	9,183	(19,201)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI	100,000	(3,339)	4,600	(7,939)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB	65,000	(2,171)	3,022	(5,193)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC	100,000	(3,339)	1,854	(5,193)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM	139,000	(4,642)	1,007	(5,649)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC	245,000	(8,182)	(7,129)	(1,053)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS	100,000	(3,340)	(1,035)	(2,305)

						$(38,531)	$9,057	$(47,588)

(g)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$11,000	$11,907	$(11,871)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$180,070	$0	$180,070
Industrials	0	455	0	455
Municipal Bonds & Notes
California	0	2,004	0	2,004
Iowa	0	1,975	0	1,975
New York	0	1,160	0	1,160
U.S. Government Agencies	0	992,183	990	993,173
U.S. Treasury Obligations	0	1,320,836	0	1,320,836
Mortgage-Backed Securities	0	277,116	0	277,116
Asset-Backed Securities	0	35,901	0	35,901
Short-Term Instruments
Repurchase Agreements	0	2,051,717	0	2,051,717
Short-Term Notes	0	488,556	0	488,556
U.S. Treasury Bills	0	68,607	0	68,607
PIMCO Short-Term Floating NAV Portfolio	64,348	0	0	64,348
	$64,348	$5,420,580	$990	$5,485,918
Short Sales, at value	$0	$(11,871)	$0	$(11,871)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$75,070	$0	$0	$75,070

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(19,609)	(47,588)	0	(67,197)

	$(19,609)	$(47,588)	$0	$(67,197)

Totals	$119,809	$5,361,121	$990	$5,481,920

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011(8)
Investments, at value
U.S. Government Agencies	$992	$0	$0	$(2)	$0	$0	$0	$0	$990	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUSTM SHORT STRATEGY FUND, PIMCO COMMODITIESPLUSTM STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND® AND PIMCO GLOBAL MULTI-ASSET FUND (“Commodity Funds”)

The PIMCO Cayman Commodity Fund I, II, III, and IV (“Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Funds in order to effect certain investments for the Commodity Funds consistent with the Commodity Fund’s investment objectives and policies specified in their respective prospectus and statement of additional information. A subscription agreement was entered into between the Commodity Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, each Commodity Subsidiary, shares issued by each Commodity Subsidiary confers upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2011 of each Subsidiary to its Fund (amounts in thousands).

Fund Name	Subsidiary	Incorporated Date	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUSTM Short Strategy Fund (the “CPSS Fund”)	PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”)	04/14/2010	05/07/2010	$11,499	$2,295	20.0%

PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”)	PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”)	04/14/2010	05/07/2010	1,431,021	309,391	21.6
PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”)	PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”)	07/21/2006	08/01/2006	25,188,930	4,270,553	17.0
PIMCO Global Multi-Asset Fund (the “GMA Fund”)	PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”)	11/21/2008	12/10/2008	4,711,591	133,073	2.8

2. Significant Accounting Policies

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CPPS, CPS, CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the CPPS, CPS CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and GMA Funds as income for Federal income tax purposes.

To the extent a Fund invests in the CPPS, CPS, CRRS and GMA Funds, the Fund may be subject to additional tax risk.

As of June 30, 2011, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset All Authority Fund	$457,883	$(348,540)	$109,343
PIMCO All Asset Fund	1,237,666	(183,233)	1,054,433
PIMCO California Intermediate Municipal Bond Fund	3,430	(1,509)	1,921
PIMCO California Short Duration Municipal Income Fund	3,040	(429)	2,611
PIMCO Convertible Fund	133,989	(33,235)	100,754
PIMCO Diversified Income Fund	234,136	(38,768)	195,368
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	42,137	(4,788)	37,349
PIMCO Emerging Local Bond Fund	524,388	(46,713)	477,675
PIMCO Emerging Markets Bond Fund	264,895	(15,684)	249,211
PIMCO Emerging Markets Corporate Bond Fund	7,465	(6,449)	1,016
PIMCO Emerging Markets Currency Fund	82,229	(19,062)	63,167
PIMCO Extended Duration Fund	5,868	(16,637)	(10,769)
PIMCO Floating Income Fund	72,166	(39,910)	32,256
PIMCO Foreign Bond Fund (Unhedged)	136,619	(76,757)	59,862
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	164,434	(50,990)	113,444
PIMCO Fundamental Advantage Total Return Strategy Fund	113,550	(12,946)	100,604
PIMCO Fundamental IndexPLUS® Fund	707	(2,591)	(1,884)
PIMCO Fundamental IndexPLUS® TR Fund	11,946	(5,740)	6,206
PIMCO Global Advantage Strategy Bond Fund	107,084	(4,635)	102,449
PIMCO Global Bond Fund (Unhedged)	40,630	(24,875)	15,755
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	9,417	(4,270)	5,147
PIMCO GNMA Fund	24,437	(11,521)	12,916
PIMCO Government Money Market Fund	0	0	0
PIMCO High Yield Fund	856,028	(162,327)	693,701
PIMCO High Yield Municipal Bond Fund	8,161	(25,867)	(17,706)
PIMCO High Yield Spectrum Fund	9,885	(5,577)	4,308
PIMCO Income Fund	184,337	(80,402)	103,935
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	6,835	(2,119)	4,716
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	6,658	(7,336)	(678)
PIMCO Investment Grade Corporate Bond Fund	337,245	(30,708)	306,537
PIMCO Long Duration Total Return Fund	263,259	(70,614)	192,645
PIMCO Long-Term Credit Fund	98,573	(13,478)	85,095
PIMCO Long-Term U.S. Government Fund	23,922	(41,107)	(17,185)
PIMCO Low Duration Fund	557,331	(186,511)	370,820
PIMCO Low Duration Fund II	11,001	(4,367)	6,634
PIMCO Low Duration Fund III	4,387	(1,559)	2,828
PIMCO Moderate Duration Fund	75,168	(13,482)	61,686
PIMCO Money Market Fund	0	0	0
PIMCO Mortgage-Backed Securities Fund	12,131	(14,814)	(2,683)
PIMCO Municipal Bond Fund	8,550	(7,563)	987
PIMCO MuniGO Fund	808	(61)	747
PIMCO New York Municipal Bond Fund	7,024	(1,317)	5,707
PIMCO Real IncomeTM 2019 Fund	552	(7)	545
PIMCO Real IncomeTM 2029 Fund	332	(4)	328
PIMCO Real Return Asset Fund	112,954	(28,190)	84,764
PIMCO Real Return Fund	848,598	(107,246)	741,352
PIMCO RealEstateRealReturn Strategy Fund	34,278	(8,998)	25,280
PIMCO RealRetirement® 2010 Fund	234	(447)	(213)
PIMCO RealRetirement® 2015 Fund	0	0	0
PIMCO RealRetirement® 2020 Fund	266	(474)	(208)
PIMCO RealRetirement® 2025 Fund	0	0	0
PIMCO RealRetirement® 2030 Fund	258	(547)	(289)
PIMCO RealRetirement® 2035 Fund	0	0	0
PIMCO RealRetirement® 2040 Fund	221	(552)	(331)
PIMCO RealRetirement® 2050 Fund	226	(489)	(263)
PIMCO Senior Floating Rate Fund	658	(1,319)	(661)
PIMCO Short Duration Municipal Income Fund	2,686	(3,379)	(693)
PIMCO Short-Term Fund	96,695	(82,658)	14,037
PIMCO Small Cap StocksPLUS® TR Fund	7,654	(2,136)	5,518
PIMCO StocksPLUS® Fund	17,917	(10,086)	7,831
PIMCO StocksPLUS® Long Duration Fund	25,974	(5,969)	20,005
PIMCO StocksPLUS® Total Return Fund	8,842	(6,115)	2,727
PIMCO StocksPLUS® TR Short Strategy Fund	44,972	(6,002)	38,970
PIMCO Tax Managed Real Return Fund	891	(180)	711
PIMCO Total Return Fund	10,558,733	(1,314,480)	9,244,253
PIMCO Total Return Fund II	135,014	(23,768)	111,246
PIMCO Total Return Fund III	170,972	(24,633)	146,339
PIMCO Total Return Fund IV	2	(15)	(13)
PIMCO Unconstrained Bond Fund	549,732	(69,171)	480,561
PIMCO Unconstrained Tax Managed Bond Fund	9,206	(1,142)	8,064
PIMCO CommoditiesPLUSTM Short Strategy Fund	25	(22)	3
PIMCO CommoditiesPLUSTM Strategy Fund	10,976	(4,717)	6,259
PIMCO CommodityRealReturn Strategy Fund®	627,299	(99,256)	528,043
PIMCO Global Multi-Asset Fund	250,610	(22,709)	227,901
PIMCO Asset-Backed Securities Portfolio	20,081	(95,769)	(75,688)
PIMCO Developing Local Markets Portfolio	16,884	(3,446)	13,438
PIMCO Emerging Markets Portfolio	68,845	(3,868)	64,977
PIMCO FX Strategy Portfolio	1	(42)	(41)
PIMCO High Yield Portfolio	44,534	(44,119)	415
PIMCO International Portfolio	109,041	(75,359)	33,682
PIMCO Investment Grade Corporate Portfolio	370,627	(41,324)	329,303
PIMCO Long Duration Corporate Bond Portfolio	372,490	(39,779)	332,711
PIMCO Mortgage Portfolio	129,445	(167,055)	(37,610)
PIMCO Municipal Sector Portfolio	28,231	(8,147)	20,084
PIMCO Real Return Portfolio	38,948	(2,190)	36,758
PIMCO Senior Floating Rate Portfolio	13	(26)	(13)
PIMCO Short-Term Floating NAV Portfolio	28,460	(5,200)	23,260
PIMCO Short-Term Floating NAV Portfolio II	2,486	(898)	1,588
PIMCO Short-Term Portfolio	28,749	(122,385)	(93,636)
PIMCO U.S. Government Sector Portfolio	45,665	(119,017)	(73,352)

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MSC	Morgan Stanley	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
CME	Chicago Mercantile Exchange	LME	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	eRAFI EM	eRAFI Emerging Markets Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSHG	Dow Jones-UBS Copper Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSLC3	Dow Jones-UBS Live Cattle Sub-Index 3 Month Forward	GSCI	Goldman Sachs Commodity Index
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSLH	Dow Jones-UBS Lean Hogs Sub-Index	HOCL1	NYMEX Heating Oil NYMEX WTI Cushing Crude Oil First Month Spread
BXCS1469	Commodity Strategy 1469 Copper 3 Month Deferred Total Return	DJUBSLH3	Dow Jones-UBS Lean Hogs Sub-Index 3 Month Forward	JMCU305E	JPMorgan Live Cattle Sub-Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	LPP2TR	Pure Beta Plus II Total Return Index Value
CDX.HY	Credit Derivatives Index - High Yield	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	MOTC3112	S&P GSCI Copper Index
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGCICP	S&P GSCI Copper Index Excess Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	EAFE	Europe, Australasia, and Far East Stock Index	SPGCILP	S&P GSCI Lead Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	eRAFI	Enhanced Research Affiliates Fundamental Index	USCRLLSS	Light Louisiana Sweet Crude Oil Spot Price
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	FSA	Financial Security Assurance, Inc.	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts	GNMA	Government National Mortgage Association	VA	Department of Veterans Affairs
FDIC	Federal Deposit Insurance Corp.	GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	M-S-R	Mechanical Systems Review
ADR	American Depositary Receipt	CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration
AID	Agency International Development	CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 25, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 24, 2011